UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 and the immediately following companion submission (the “third companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “fourth companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission, the Registrant’s third companion submission and in the immediately following companion submission (the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission, the first companion submission, the second companion submission and the third companion submission.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

•	PIMCO All Asset Fund Class A
•	PIMCO All Asset Fund Administrative Class
•	PIMCO All Asset Fund Class C
•	PIMCO All Asset Fund Institutional Class
•	PIMCO All Asset Fund I-2
•	PIMCO All Asset Fund Class R
•	PIMCO All Asset Fund I-3
•	PIMCO All Asset All Authority Fund Class A
•	PIMCO All Asset All Authority Fund Class C
•	PIMCO All Asset All Authority Fund Institutional Class
•	PIMCO All Asset All Authority Fund I-2
•	PIMCO All Asset All Authority Fund I-3
•	PIMCO Global Core Asset Allocation Fund Class A
•	PIMCO Global Core Asset Allocation Fund Class C
•	PIMCO Global Core Asset Allocation Fund Institutional Class
•	PIMCO Global Core Asset Allocation Fund I-2
•	PIMCO California Intermediate Municipal Bond Fund Class A
•	PIMCO California Intermediate Municipal Bond Fund Class C
•	PIMCO California Intermediate Municipal Bond Fund Institutional Class
•	PIMCO California Intermediate Municipal Bond Fund I-2
•	PIMCO California Municipal Bond Fund Class A
•	PIMCO California Municipal Bond Fund Class C
•	PIMCO California Municipal Bond Fund Institutional Class
•	PIMCO California Municipal Bond Fund I-2
•	PIMCO California Short Duration Municipal Income Fund Class A
•	PIMCO California Short Duration Municipal Income Fund Institutional Class
•	PIMCO California Short Duration Municipal Income Fund I-2
•	PIMCO High Yield Municipal Bond Fund Class A
•	PIMCO High Yield Municipal Bond Fund Class C
•	PIMCO High Yield Municipal Bond Fund Institutional Class
•	PIMCO High Yield Municipal Bond Fund I-2
•	PIMCO High Yield Municipal Bond Fund I-3
•	PIMCO Municipal Bond Fund Class A
•	PIMCO Municipal Bond Fund Class C
•	PIMCO Municipal Bond Fund Institutional Class
•	PIMCO Municipal Bond Fund I-2
•	PIMCO Municipal Bond Fund I-3
•	PIMCO National Intermediate Municipal Bond Fund Class A
•	PIMCO National Intermediate Municipal Bond Fund Class C
•	PIMCO National Intermediate Municipal Bond Fund Institutional Class
•	PIMCO National Intermediate Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund Class A
•	PIMCO New York Municipal Bond Fund Class C
•	PIMCO New York Municipal Bond Fund Institutional Class

•	PIMCO New York Municipal Bond Fund I-2

•	PIMCO New York Municipal Bond Fund I-3

•	PIMCO Short Duration Municipal Income Fund Class A

•	PIMCO Short Duration Municipal Income Fund Class C

•	PIMCO Short Duration Municipal Income Fund Institutional Class

•	PIMCO Short Duration Municipal Income Fund I-2

•	PIMCO Short Duration Municipal Income Fund Class C-2

•	PIMCO Short Duration Municipal Income Fund I-3

•	PIMCO California Municipal Opportunistic Value Fund Institutional Class

•	PIMCO National Municipal Opportunistic Value Fund Institutional Class

•	PIMCO Emerging Markets Bond Fund Class A

•	PIMCO Emerging Markets Bond Fund Class C

•	PIMCO Emerging Markets Bond Fund Institutional Class

•	PIMCO Emerging Markets Bond Fund I-2

•	PIMCO Emerging Markets Bond Fund I-3

•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

•	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

•	PIMCO Emerging Markets Local Currency and Bond Fund Class A

•	PIMCO Emerging Markets Local Currency and Bond Fund Class C

•	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

•	PIMCO Emerging Markets Local Currency and Bond Fund I-2

•	PIMCO Emerging Markets Local Currency and Bond Fund I-3

•	PIMCO Global Advantage® Strategy Bond Fund Class A

•	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

•	PIMCO International Bond Fund (Unhedged) Class A

•	PIMCO International Bond Fund (Unhedged) Administrative Class

•	PIMCO International Bond Fund (Unhedged) Class C

•	PIMCO International Bond Fund (Unhedged) Institutional Class

•	PIMCO International Bond Fund (Unhedged) I-2

•	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

•	PIMCO RAE Fundamental Advantage PLUS Fund Class A

•	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

•	PIMCO RAE PLUS EMG Fund Institutional Class

•	PIMCO RAE PLUS EMG Fund I-2

•	PIMCO RAE PLUS EMG Fund Class A

•	PIMCO RAE PLUS EMG Fund Class C

•	PIMCO RAE PLUS Fund Class A

•	PIMCO RAE PLUS Fund Class C

•	PIMCO RAE PLUS Fund Institutional Class

•	PIMCO RAE PLUS Fund I-2

•	PIMCO RAE PLUS Fund I-3

•	PIMCO RAE PLUS International Fund Institutional Class

•	PIMCO RAE PLUS International Fund Class A

•	PIMCO RAE PLUS International Fund I-2

•	PIMCO RAE PLUS Small Fund Institutional Class

•	PIMCO RAE PLUS Small Fund Class A

•	PIMCO RAE PLUS Small Fund Class C

•	PIMCO RAE PLUS Small Fund I-2

•	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

•	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

•	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

•	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

•	PIMCO StocksPLUS® Absolute Return Fund Class A

•	PIMCO StocksPLUS® Absolute Return Fund Class C

•	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

•	PIMCO StocksPLUS® Absolute Return Fund I-2

•	PIMCO StocksPLUS® Absolute Return Fund I-3

•	PIMCO StocksPLUS® Fund Class A

•	PIMCO StocksPLUS® Fund Class C

•	PIMCO StocksPLUS® Fund Institutional Class

•	PIMCO StocksPLUS® Fund I-2

•	PIMCO StocksPLUS® Fund Class R

•	PIMCO StocksPLUS® Fund I-3

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

•	PIMCO StocksPLUS® International Fund (Unhedged) Class A

•	PIMCO StocksPLUS® International Fund (Unhedged) Class C

•	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

•	PIMCO StocksPLUS® International Fund (Unhedged) I-2

•	PIMCO StocksPLUS® International Fund (Unhedged) I-3

•	PIMCO StocksPLUS® Long Duration Fund Institutional Class

•	PIMCO StocksPLUS® Short Fund Class A

•	PIMCO StocksPLUS® Short Fund Class C

•	PIMCO StocksPLUS® Short Fund Institutional Class

•	PIMCO StocksPLUS® Short Fund I-2

•	PIMCO StocksPLUS® Short Fund I-3

•	PIMCO StocksPLUS® Small Fund Class A

•	PIMCO StocksPLUS® Small Fund Class C

•	PIMCO StocksPLUS® Small Fund Institutional Class

•	PIMCO StocksPLUS® Small Fund I-2

•	PIMCO StocksPLUS® Small Fund I-3

Filed under the second companion submission on Form N-CSR:

•	PIMCO Climate Bond Fund Class A

•	PIMCO Climate Bond Fund Class C

•	PIMCO Climate Bond Fund Institutional Class

•	PIMCO Climate Bond Fund I-2

•	PIMCO Climate Bond Fund I-3

•	PIMCO Dynamic Bond Fund Class A

•	PIMCO Dynamic Bond Fund Class C

•	PIMCO Dynamic Bond Fund Institutional Class

•	PIMCO Dynamic Bond Fund I-2

•	PIMCO Dynamic Bond Fund Class R

•	PIMCO Dynamic Bond Fund I-3

•	PIMCO Extended Duration Fund Institutional Class

•	PIMCO Extended Duration Fund I-2

•	PIMCO GNMA and Government Securities Fund Class A

•	PIMCO GNMA and Government Securities Fund Class C

•	PIMCO GNMA and Government Securities Fund Institutional Class

•	PIMCO GNMA and Government Securities Fund I-2

•	PIMCO GNMA and Government Securities Fund I-3

•	PIMCO Investment Grade Credit Bond Fund Class A

•	PIMCO Investment Grade Credit Bond Fund Administrative Class

•	PIMCO Investment Grade Credit Bond Fund Class C

•	PIMCO Investment Grade Credit Bond Fund Institutional Class

•	PIMCO Investment Grade Credit Bond Fund I-2

•	PIMCO Investment Grade Credit Bond Fund I-3

•	PIMCO Long Duration Total Return Fund Institutional Class

•	PIMCO Long Duration Total Return Fund I-2

•	PIMCO Long Duration Total Return Fund Class A

•	PIMCO Long Duration Total Return Fund Class C

•	PIMCO Long-Term U.S. Government Fund Class A

•	PIMCO Long-Term U.S. Government Fund Class C

•	PIMCO Long-Term U.S. Government Fund Institutional Class

•	PIMCO Long-Term U.S. Government Fund I-2

•	PIMCO Low Duration Opportunities Fund Class A

•	PIMCO Low Duration Opportunities Fund Class C

•	PIMCO Low Duration Opportunities Fund Institutional Class

•	PIMCO Low Duration Opportunities Fund I-2

•	PIMCO Moderate Duration Fund Institutional Class

•	PIMCO Moderate Duration Fund I-2

•	PIMCO Mortgage Opportunities and Bond Fund I-3

•	PIMCO Mortgage Opportunities and Bond Fund Class A

•	PIMCO Mortgage Opportunities and Bond Fund Class C

•	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

•	PIMCO Mortgage Opportunities and Bond Fund I-2

•	PIMCO Total Return ESG Fund Administrative Class

•	PIMCO Total Return ESG Fund Institutional Class

•	PIMCO Total Return ESG Fund I-2

•	PIMCO Total Return ESG Fund Class A

•	PIMCO Total Return ESG Fund Class C

•	PIMCO Total Return ESG Fund I-3

•	PIMCO Total Return Fund II Institutional Class

•	PIMCO Total Return Fund II I-2

•	PIMCO Total Return Fund IV Class A

•	PIMCO Total Return Fund IV Institutional Class

•	PIMCO Total Return Fund V Institutional Class

•	PIMCO Total Return Fund V Class A

Filed under the third companion submission on Form N-CSR:

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

•	PIMCO ABS and Short-Term Investments Portfolio

•	PIMCO EM Bond and Short-Term Investments Portfolio

•	PIMCO High Yield and Short-Term Investments Portfolio

•	PIMCO Investment Grade Credit Bond Portfolio

•	PIMCO Long Duration Credit Bond Portfolio

•	PIMCO Low Duration Portfolio

•	PIMCO Moderate Duration Portfolio

•	PIMCO Mortgage and Short-Term Investments Portfolio

•	PIMCO Municipal Portfolio

•	PIMCO Real Return Portfolio

•	PIMCO Sector Fund Series – AM

•	PIMCO Sector Fund Series – H

•	PIMCO Sector Fund Series – I

•	PIMCO Short-Term Portfolio

•	PIMCO Short-Term Floating NAV Portfolio II

•	PIMCO U.S. Government and Short-Term Investments Portfolio

•	PIMCO International Portfolio

•	PIMCO Short Asset Portfolio

•	PIMCO Short-Term Floating NAV Portfolio III

Filed under this submission (the fourth companion submission) on Form N-CSR:

•	PIMCO All Asset: Multi-RAE PLUS Fund

•	PIMCO All Asset: Multi-Real Fund

•	PIMCO All Authority: Multi-RAE PLUS Fund

•	PIMCO Income Fund Class A

•	PIMCO Income Fund Administrative Class

•	PIMCO Income Fund Class C

•	PIMCO Income Fund Institutional Class

•	PIMCO Income Fund I-2

•	PIMCO Income Fund Class R

•	PIMCO Income Fund I-3

•	PIMCO Total Return Fund Class A

•	PIMCO Total Return Fund Administrative Class

•	PIMCO Total Return Fund Class C

•	PIMCO Total Return Fund Institutional Class

•	PIMCO Total Return Fund I-2

•	PIMCO Total Return Fund Class R

•	PIMCO Total Return Fund I-3

•	PIMCO Credit Opportunities Bond Fund Class A

•	PIMCO Credit Opportunities Bond Fund Class C

•	PIMCO Credit Opportunities Bond Fund Institutional Class

•	PIMCO Credit Opportunities Bond Fund I-2

•	PIMCO Diversified Income Fund Class A

•	PIMCO Diversified Income Fund Administrative Class

•	PIMCO Diversified Income Fund Class C

•	PIMCO Diversified Income Fund Institutional Class

•	PIMCO Diversified Income Fund I-2

•	PIMCO Diversified Income Fund I-3

•	PIMCO ESG Income Fund Class A

•	PIMCO ESG Income Fund Class C

•	PIMCO ESG Income Fund Institutional Class

•	PIMCO ESG Income Fund I-2

•	PIMCO ESG Income Fund I-3

•	PIMCO High Yield Fund Class A

•	PIMCO High Yield Fund Administrative Class

•	PIMCO High Yield Fund Class C

•	PIMCO High Yield Fund Institutional Class

•	PIMCO High Yield Fund I-2

•	PIMCO High Yield Fund Class R

•	PIMCO High Yield Fund I-3

•	PIMCO High Yield Spectrum Fund Class A

•	PIMCO High Yield Spectrum Fund Class C

•	PIMCO High Yield Spectrum Fund Institutional Class

•	PIMCO High Yield Spectrum Fund I-2

•	PIMCO High Yield Spectrum Fund I-3

•	PIMCO Long-Term Credit Bond Fund Institutional Class

•	PIMCO Long-Term Credit Bond Fund I-2

•	PIMCO Low Duration Credit Fund Class A

•	PIMCO Low Duration Credit Fund Class C

•	PIMCO Low Duration Credit Fund Institutional Class

•	PIMCO Low Duration Credit Fund I-2

•	PIMCO Low Duration Income Fund Class A

•	PIMCO Low Duration Income Fund Class C

•	PIMCO Low Duration Income Fund Institutional Class

•	PIMCO Low Duration Income Fund I-2

•	PIMCO Low Duration Income Fund I-3

•	PIMCO Low Duration Income Fund Class C-2

•	PIMCO Preferred and Capital Securities Fund Class A

•	PIMCO Preferred and Capital Securities Fund Class C

•	PIMCO Preferred and Capital Securities Fund I-2

•	PIMCO Preferred and Capital Securities Fund Institutional Class

•	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

•	PIMCO Government Money Market Fund Class A

•	PIMCO Government Money Market Fund Class C

•	PIMCO Government Money Market Fund Class M

•	PIMCO Government Money Market Fund I-2

•	PIMCO Government Money Market Fund Institutional Class

•	PIMCO Government Money Market Fund Administrative Class

•	PIMCO Low Duration Fund Class A

•	PIMCO Low Duration Fund Administrative Class

•	PIMCO Low Duration Fund Class C

•	PIMCO Low Duration Fund Institutional Class

•	PIMCO Low Duration Fund I-2

•	PIMCO Low Duration Fund Class R

•	PIMCO Low Duration Fund I-3

•	PIMCO Low Duration Fund Class C-2

•	PIMCO Low Duration Fund II Administrative Class

•	PIMCO Low Duration Fund II Institutional Class

•	PIMCO Low Duration ESG Fund Institutional Class

•	PIMCO Low Duration ESG Fund I-2

•	PIMCO Short Asset Investment Fund Class A

•	PIMCO Short Asset Investment Fund Administrative Class

•	PIMCO Short Asset Investment Fund Institutional Class

•	PIMCO Short Asset Investment Fund I-2

•	PIMCO Short Asset Investment Fund Class M

•	PIMCO Short Asset Investment Fund I-3

•	PIMCO Short-Term Fund Class A

•	PIMCO Short-Term Fund Administrative Class

•	PIMCO Short-Term Fund Class C

•	PIMCO Short-Term Fund Institutional Class

•	PIMCO Short-Term Fund I-2

•	PIMCO Short-Term Fund Class R

•	PIMCO Short-Term Fund I-3

•	PIMCO CommoditiesPLUS® Strategy Fund Class A

•	PIMCO CommoditiesPLUS® Strategy Fund Class C

•	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class

•	PIMCO CommoditiesPLUS® Strategy Fund I-2

•	PIMCO CommoditiesPLUS® Strategy Fund I-3

•	PIMCO CommodityRealReturnStrategy Fund® Class A

•	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

•	PIMCO CommodityRealReturnStrategy Fund® Class C

•	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

•	PIMCO CommodityRealReturnStrategy Fund® I-2

•	PIMCO CommodityRealReturnStrategy Fund® Class R

•	PIMCO CommodityRealReturnStrategy Fund® I-3

•	PIMCO Inflation Response Multi-Asset Fund Class A

•	PIMCO Inflation Response Multi-Asset Fund Institutional Class

•	PIMCO Inflation Response Multi-Asset Fund I-2

•	PIMCO Inflation Response Multi-Asset Fund I-3

•	PIMCO Long-Term Real Return Fund Institutional Class

•	PIMCO Long-Term Real Return Fund I-2

•	PIMCO Real Return Fund Class A

•	PIMCO Real Return Fund Administrative Class

•	PIMCO Real Return Fund Class C

•	PIMCO Real Return Fund Institutional Class

•	PIMCO Real Return Fund I-2

•	PIMCO Real Return Fund Class R

•	PIMCO Real Return Fund I-3

•	PIMCO RealEstateRealReturn Strategy Fund Class A

•	PIMCO RealEstateRealReturn Strategy Fund Class C

•	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

•	PIMCO RealEstateRealReturn Strategy Fund I-2

•	PIMCO RealEstateRealReturn Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund I-3

•	PIMCO TRENDS Managed Futures Strategy Fund Class C

•	PIMCO TRENDS Managed Futures Strategy Fund Class A

•	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

•	PIMCO TRENDS Managed Futures Strategy Fund I-2

(b)	Not applicable to the open-end investment companies.

PIMCO All Asset: Multi-RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$120	1.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. large cap equities contributed to performance, as the value of these securities increased.

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  The Fund’s bond alpha strategy detracted from returns.

  Agency mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

  Securitized credit spread exposure, particularly through non-agency residential MBS, contributed to performance, as spreads tightened.

  British pound duration positioning detracted from performance, as interest rates rose on the intermediate and long end, with the Fund being long principally on the intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  Australian dollar duration positioning detracted from performance, as interest rates rose across the curve, with the Fund being long principally in the short and intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO All Asset: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
10/6/20	$10,000	$10,000	$10,000
10/31/20	$9,690	$9,677	$9,613
11/30/20	$11,070	$10,870	$11,029
12/31/20	$11,646	$11,375	$11,491
1/31/21	$12,057	$11,323	$11,401
2/28/21	$12,579	$11,585	$11,909
3/31/21	$12,959	$11,895	$12,509
4/30/21	$13,015	$12,415	$12,890
5/31/21	$13,529	$12,608	$13,285
6/30/21	$13,435	$12,774	$13,115
7/31/21	$13,109	$12,862	$13,104
8/31/21	$13,261	$13,184	$13,335
9/30/21	$12,985	$12,639	$12,933
10/31/21	$13,103	$13,285	$13,454
11/30/21	$12,416	$12,965	$12,938
12/31/21	$13,118	$13,483	$13,745
1/31/22	$12,829	$12,821	$13,579
2/28/22	$12,540	$12,490	$13,358
3/31/22	$12,480	$12,760	$13,614
4/30/22	$11,747	$11,739	$12,927
5/31/22	$11,903	$11,753	$13,178
6/30/22	$10,557	$10,762	$12,049
7/31/22	$11,050	$11,514	$12,527
8/31/22	$10,869	$11,090	$12,183
9/30/22	$9,691	$10,028	$11,126
10/31/22	$10,352	$10,633	$12,070
11/30/22	$11,278	$11,458	$13,015
12/31/22	$11,074	$11,007	$12,708
1/31/23	$11,927	$11,796	$13,335
2/28/23	$11,603	$11,458	$12,909
3/31/23	$11,591	$11,811	$12,865
4/30/23	$11,759	$11,981	$13,089
5/31/23	$11,398	$11,853	$12,527
6/30/23	$12,011	$12,541	$13,248
7/31/23	$12,673	$13,000	$13,795
8/31/23	$12,192	$12,637	$13,367
9/30/23	$11,921	$12,114	$13,015
10/31/23	$11,528	$11,750	$12,563
11/30/23	$12,167	$12,834	$13,482
12/31/23	$12,671	$13,451	$14,208
1/31/24	$12,684	$13,530	$14,188
2/29/24	$12,958	$14,110	$14,553
3/31/24	$13,251	$14,553	$15,182
4/30/24	$13,137	$14,073	$14,726
5/31/24	$13,491	$14,645	$15,161
6/30/24	$13,496	$14,971	$15,092
7/31/24	$13,796	$15,212	$15,749
8/31/24	$13,927	$15,599	$16,175
9/30/24	$14,228	$15,961	$16,515
10/31/24	$13,675	$15,603	$16,104
11/30/24	$14,309	$16,186	$16,607
12/31/24	$13,886	$15,803	$15,737
1/31/25	$14,298	$16,334	$16,399
2/28/25	$14,312	$16,235	$16,650
3/31/25	$14,252	$15,594	$16,487
4/30/25	$14,602	$15,739	$16,295
5/31/25	$15,314	$16,644	$16,810
6/30/25	$15,923	$17,391	$17,450
7/31/25	$16,023	$17,627	$17,544
8/31/25	$16,707	$18,063	$18,112
9/30/25	$17,075	$18,717	$18,519
10/31/25	$17,507	$19,136	$18,517
11/30/25	$17,781	$19,134	$18,843
12/31/25	$18,213	$19,333	$19,196
1/31/26	$19,411	$19,907	$20,186
2/28/26	$20,591	$20,162	$20,858
3/31/26	$18,636	$18,714	$19,420

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 10/6/20
PIMCO All Asset: Multi-RAE PLUS Fund	30.76%	7.54%	12.03%
MSCI All Country World Index	20.01%	9.49%	12.11%
MSCI All Country World Value Index	17.79%	9.20%	12.87%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,705,482
# of Portfolio Holdings	2,432
Portfolio Turnover Rate	904%
Total Net Advisory Fees Paid During the Reporting Period	$13,003
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	102.4%
Asset-Backed Securities	29.3%
Sovereign Issues	11.9%
Non-Agency Mortgage-Backed Securities	7.6%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	4.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	38.4%
Affiliated Investments	1.6%
Financial Derivative Instruments	3.6%
Other Assets and Liabilities, Net	(104.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PAPS2221TSRAR_033126

PIMCO All Asset: Multi-Real Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$416	3.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to commodities contributed to performance, as the value of these securities increased.

  Long exposure to real estate investment trusts contributed to performance, as the value of these securities increased.

  Long exposure to master limited partnerships contributed to performance, as the value of these securities increased.

  The Fund’s structural bond alpha strategy detracted from performance over the reporting period.

  The primary driver of performance is the structural allocation to U.S. Treasury Inflation-Protected Securities underperforming the financing rate used to obtain the Fund’s other exposures.

  This was partially offset by securitized credit spread exposure, particularly through agency residential mortgage-backed securities, which contributed to performance, as spreads tightened.

  Sector-specific strategies within the Fund’s commodity exposures and financing costs associated with the REIT exposure also detracted from performance.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO All Asset: Multi-Real Fund	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
9/22/20	$10,000	$10,000	$10,000	$10,000
9/30/20	$10,100	$9,989	$10,027	$10,033
10/31/20	$9,680	$9,990	$9,962	$9,974
11/30/20	$10,940	$10,047	$10,074	$10,762
12/31/20	$11,544	$10,077	$10,189	$11,204
1/31/21	$11,796	$10,023	$10,223	$11,340
2/28/21	$12,432	$9,868	$10,058	$12,009
3/31/21	$12,687	$9,829	$10,039	$12,159
4/30/21	$13,935	$9,854	$10,180	$13,166
5/31/21	$14,348	$9,876	$10,303	$13,405
6/30/21	$14,862	$9,924	$10,366	$13,683
7/31/21	$15,871	$10,048	$10,642	$14,173
8/31/21	$15,936	$10,028	$10,623	$14,276
9/30/21	$15,593	$9,933	$10,547	$14,237
10/31/21	$16,728	$9,907	$10,667	$15,003
11/30/21	$16,149	$9,978	$10,762	$14,410
12/31/21	$17,465	$9,937	$10,796	$15,313
1/31/22	$17,101	$9,781	$10,578	$15,491
2/28/22	$17,440	$9,651	$10,668	$15,700
3/31/22	$18,565	$9,443	$10,470	$16,905
4/30/22	$18,031	$9,189	$10,256	$16,863
5/31/22	$17,446	$9,177	$10,154	$16,410
6/30/22	$15,401	$9,037	$9,833	$14,890
7/31/22	$17,377	$9,267	$10,261	$15,870
8/31/22	$16,139	$9,026	$9,988	$15,384
9/30/22	$13,288	$8,736	$9,327	$13,818
10/31/22	$14,192	$8,706	$9,443	$14,266
11/30/22	$14,973	$8,928	$9,615	$14,875
12/31/22	$14,222	$8,822	$9,517	$14,303
1/31/23	$15,465	$9,026	$9,692	$15,053
2/28/23	$14,537	$8,882	$9,559	$14,329
3/31/23	$14,669	$9,079	$9,835	$14,128
4/30/23	$14,703	$9,125	$9,846	$14,124
5/31/23	$13,841	$9,089	$9,728	$13,531
6/30/23	$14,421	$9,084	$9,695	$14,150
7/31/23	$15,167	$9,087	$9,708	$14,795
8/31/23	$14,769	$9,075	$9,621	$14,503
9/30/23	$14,049	$8,919	$9,443	$13,944
10/31/23	$13,647	$8,856	$9,375	$13,647
11/30/23	$14,519	$9,160	$9,629	$14,228
12/31/23	$15,201	$9,453	$9,888	$14,749
1/31/24	$15,100	$9,434	$9,906	$14,481
2/29/24	$15,100	$9,370	$9,799	$14,509
3/31/24	$15,535	$9,454	$9,880	$14,887
4/30/24	$14,717	$9,302	$9,713	$14,543
5/31/24	$15,211	$9,384	$9,880	$15,022
6/30/24	$15,427	$9,466	$9,958	$15,113
7/31/24	$15,944	$9,648	$10,135	$15,250
8/31/24	$16,427	$9,754	$10,215	$15,739
9/30/24	$16,876	$9,867	$10,368	$16,329
10/31/24	$16,225	$9,734	$10,182	$15,922
11/30/24	$16,876	$9,849	$10,232	$16,319
12/31/24	$15,828	$9,774	$10,070	$15,820
1/31/25	$16,263	$9,812	$10,200	$16,228
2/28/25	$16,880	$9,930	$10,422	$16,604
3/31/25	$16,806	$9,888	$10,489	$16,619
4/30/25	$16,032	$9,986	$10,502	$15,990
5/31/25	$16,143	$9,953	$10,440	$16,109
6/30/25	$16,346	$10,048	$10,540	$16,225
7/31/25	$16,346	$10,040	$10,552	$16,129
8/31/25	$17,152	$10,095	$10,715	$16,660
9/30/25	$17,420	$10,169	$10,761	$16,935
10/31/25	$17,344	$10,250	$10,799	$17,068
11/30/25	$17,726	$10,271	$10,819	$17,604
12/31/25	$17,368	$10,249	$10,776	$17,359
1/31/26	$18,023	$10,274	$10,809	$18,520
2/28/26	$19,392	$10,418	$10,950	$19,334
3/31/26	$18,987	$10,234	$10,804	$19,898

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 9/22/20
PIMCO All Asset: Multi-Real Fund	12.98%	8.40%	12.32%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	0.42%
Bloomberg U.S. TIPS Index	3.00%	1.48%	1.41%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	19.73%	10.35%	13.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,211,602
# of Portfolio Holdings	1,112
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$9,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	107.5%
Real Estate Investment Trusts	25.2%
U.S. Government Agencies	21.7%
Asset-Backed Securities	7.4%
Sovereign Issues	7.3%
Non-Agency Mortgage-Backed Securities	1.9%
Corporate Bonds & Notes	1.1%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.7%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(99.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-Real Fund

Annual Shareholder Report |

March 31, 2026

PAPS2223TSRAR_033126

PIMCO All Authority: Multi-RAE PLUS Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$120	1.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities increased.

  Inverse exposure to U.S. large cap equities detracted from performance, as the value of securities tied to inverse U.S. equity exposure decreased.

  The Fund’s bond alpha strategy detracted from returns.

  Agency mortgage-backed securities contributed to performance, as spreads tightened.

  Investment grade corporate credit spread exposure contributed to performance, as spreads tightened when the Fund had long positions and widened when the fund had short positions.

  British pound duration positioning detracted from performance, as interest rates rose on the intermediate and long end, with the Fund being long principally on the intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  Australian dollar duration positioning detracted from performance, as interest rates rose across the curve, with the Fund being long principally in the short and intermediate portion of the curve. This was offset, in part, by short allocations to the 30 year portion of the curve.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory Index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO All Authority: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
8/23/22	$10,000	$10,000	$10,000
8/31/22	$9,750	$9,672	$9,716
9/30/22	$8,750	$8,746	$8,873
10/31/22	$9,200	$9,274	$9,625
11/30/22	$9,870	$9,993	$10,379
12/31/22	$9,872	$9,600	$10,134
1/31/23	$10,460	$10,288	$10,634
2/28/23	$10,318	$9,993	$10,295
3/31/23	$10,216	$10,301	$10,259
4/30/23	$10,321	$10,450	$10,438
5/31/23	$9,965	$10,338	$9,990
6/30/23	$10,238	$10,938	$10,565
7/31/23	$10,660	$11,338	$11,001
8/31/23	$10,343	$11,021	$10,660
9/30/23	$10,287	$10,566	$10,379
10/31/23	$10,287	$10,248	$10,018
11/30/23	$10,138	$11,194	$10,751
12/31/23	$10,170	$11,732	$11,330
1/31/24	$10,170	$11,800	$11,314
2/29/24	$10,036	$12,307	$11,605
3/31/24	$10,092	$12,693	$12,107
4/30/24	$10,237	$12,274	$11,743
5/31/24	$10,281	$12,773	$12,091
6/30/24	$10,170	$13,057	$12,036
7/31/24	$10,281	$13,268	$12,559
8/31/24	$10,326	$13,605	$12,899
9/30/24	$10,438	$13,921	$13,170
10/31/24	$10,081	$13,608	$12,842
11/30/24	$10,505	$14,117	$13,244
12/31/24	$10,264	$13,783	$12,550
1/31/25	$10,499	$14,246	$13,077
2/28/25	$10,588	$14,160	$13,277
3/31/25	$10,644	$13,601	$13,148
4/30/25	$11,158	$13,727	$12,994
5/31/25	$11,661	$14,517	$13,405
6/30/25	$12,085	$15,168	$13,916
7/31/25	$12,119	$15,374	$13,991
8/31/25	$12,632	$15,754	$14,443
9/30/25	$12,878	$16,325	$14,768
10/31/25	$13,157	$16,690	$14,766
11/30/25	$13,336	$16,688	$15,027
12/31/25	$13,714	$16,862	$15,308
1/31/26	$14,607	$17,362	$16,098
2/28/26	$15,544	$17,585	$16,633
3/31/26	$14,017	$16,322	$15,487

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 8/23/22
PIMCO All Authority: Multi-RAE PLUS Fund	31.68%	9.83%
MSCI All Country World Index	20.01%	14.57%
MSCI All Country World Value Index	17.79%	12.91%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$140,842
# of Portfolio Holdings	1,202
Portfolio Turnover Rate	896%
Total Net Advisory Fees Paid During the Reporting Period	$1,172
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	110.6%
Asset-Backed Securities	21.0%
Non-Agency Mortgage-Backed Securities	14.4%
Sovereign Issues	13.2%
Corporate Bonds & Notes	4.8%
U.S. Treasury Obligations	3.9%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	23.7%
Affiliated Investments	8.3%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(104.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Principal Investment Strategies. Effective December 22, 2025, the Fund’s principal investment strategies were modified to provide that the Fund may obtain equity exposure through a combination of derivatives, investment in equity-related underlying funds and/or common stocks. The Fund also added “Acquired Fund Risk” as a Principal Risk in connection with the strategy change.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Authority: Multi-RAE PLUS Fund

Annual Shareholder Report |

March 31, 2026

PAPS2236TSRAR_033126

Class A: PONAX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,624	$10,000
4/30/16	$9,731	$10,038
5/31/16	$9,798	$10,041
6/30/16	$9,849	$10,221
7/31/16	$9,967	$10,286
8/31/16	$10,034	$10,274
9/30/16	$10,119	$10,268
10/31/16	$10,163	$10,190
11/30/16	$10,147	$9,949
12/31/16	$10,250	$9,963
1/31/17	$10,336	$9,982
2/28/17	$10,457	$10,049
3/31/17	$10,536	$10,044
4/30/17	$10,606	$10,122
5/31/17	$10,711	$10,199
6/30/17	$10,764	$10,189
7/31/17	$10,826	$10,233
8/31/17	$10,924	$10,325
9/30/17	$10,978	$10,276
10/31/17	$11,032	$10,282
11/30/17	$11,060	$10,268
12/31/17	$11,088	$10,316
1/31/18	$11,053	$10,197
2/28/18	$11,001	$10,100
3/31/18	$11,047	$10,165
4/30/18	$10,994	$10,089
5/31/18	$10,986	$10,161
6/30/18	$10,987	$10,149
7/31/18	$11,044	$10,151
8/31/18	$11,022	$10,216
9/30/18	$11,037	$10,151
10/31/18	$11,020	$10,070
11/30/18	$11,022	$10,131
12/31/18	$11,107	$10,317
1/31/19	$11,288	$10,426
2/28/19	$11,336	$10,420
3/31/19	$11,433	$10,620
4/30/19	$11,529	$10,623
5/31/19	$11,579	$10,812
6/30/19	$11,694	$10,947
7/31/19	$11,724	$10,971
8/31/19	$11,590	$11,256
9/30/19	$11,669	$11,196
10/31/19	$11,749	$11,230
11/30/19	$11,799	$11,224
12/31/19	$11,952	$11,216
1/31/20	$12,043	$11,432
2/29/20	$11,985	$11,638
3/31/20	$11,025	$11,569
4/30/20	$11,269	$11,775
5/31/20	$11,523	$11,830
6/30/20	$11,728	$11,904
7/31/20	$11,893	$12,082
8/31/20	$12,063	$11,984
9/30/20	$12,069	$11,978
10/31/20	$12,096	$11,924
11/30/20	$12,412	$12,041
12/31/20	$12,595	$12,058
1/31/21	$12,632	$11,971
2/28/21	$12,576	$11,799
3/31/21	$12,561	$11,651
4/30/21	$12,694	$11,743
5/31/21	$12,763	$11,782
6/30/21	$12,801	$11,864
7/31/21	$12,839	$11,997
8/31/21	$12,867	$11,974
9/30/21	$12,862	$11,871
10/31/21	$12,805	$11,867
11/30/21	$12,736	$11,902
12/31/21	$12,872	$11,872
1/31/22	$12,738	$11,616
2/28/22	$12,420	$11,487
3/31/22	$12,318	$11,168
4/30/22	$11,988	$10,744
5/31/22	$12,060	$10,813
6/30/22	$11,668	$10,643
7/31/22	$12,034	$10,903
8/31/22	$11,893	$10,595
9/30/22	$11,440	$10,138
10/31/22	$11,464	$10,006
11/30/22	$11,847	$10,374
12/31/22	$11,818	$10,327
1/31/23	$12,220	$10,645
2/28/23	$11,981	$10,370
3/31/23	$12,121	$10,633
4/30/23	$12,169	$10,698
5/31/23	$12,124	$10,581
6/30/23	$12,243	$10,544
7/31/23	$12,386	$10,536
8/31/23	$12,340	$10,469
9/30/23	$12,164	$10,203
10/31/23	$12,011	$10,042
11/30/23	$12,481	$10,497
12/31/23	$12,868	$10,898
1/31/24	$12,943	$10,868
2/29/24	$12,872	$10,715
3/31/24	$13,033	$10,814
4/30/24	$12,801	$10,541
5/31/24	$13,025	$10,719
6/30/24	$13,077	$10,821
7/31/24	$13,378	$11,074
8/31/24	$13,480	$11,233
9/30/24	$13,658	$11,383
10/31/24	$13,432	$11,101
11/30/24	$13,625	$11,218
12/31/24	$13,512	$11,035
1/31/25	$13,668	$11,093
2/28/25	$13,915	$11,337
3/31/25	$13,943	$11,342
4/30/25	$13,971	$11,386
5/31/25	$13,972	$11,305
6/30/25	$14,238	$11,478
7/31/25	$14,253	$11,448
8/31/25	$14,480	$11,585
9/30/25	$14,589	$11,711
10/31/25	$14,778	$11,785
11/30/25	$14,888	$11,858
12/31/25	$14,944	$11,840
1/31/26	$15,027	$11,853
2/28/26	$15,225	$12,047
3/31/26	$14,860	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.58%	3.42%	4.44%
Class A (including sales charge)	2.56%	2.63%	4.04%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PONAX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4021TSRAR_033126

Administrative Class: PIINX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$79	0.76%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,308	$1,003,838
5/31/16	$1,018,400	$1,004,096
6/30/16	$1,023,810	$1,022,137
7/31/16	$1,036,131	$1,028,599
8/31/16	$1,043,319	$1,027,423
9/30/16	$1,052,275	$1,026,821
10/31/16	$1,056,908	$1,018,967
11/30/16	$1,055,427	$994,865
12/31/16	$1,066,263	$996,268
1/31/17	$1,075,378	$998,223
2/28/17	$1,088,086	$1,004,932
3/31/17	$1,096,381	$1,004,405
4/30/17	$1,103,815	$1,012,156
5/31/17	$1,114,880	$1,019,947
6/30/17	$1,120,572	$1,018,920
7/31/17	$1,127,196	$1,023,305
8/31/17	$1,137,493	$1,032,484
9/30/17	$1,143,258	$1,027,566
10/31/17	$1,149,039	$1,028,161
11/30/17	$1,152,075	$1,026,841
12/31/17	$1,155,124	$1,031,554
1/31/18	$1,151,671	$1,019,674
2/28/18	$1,146,333	$1,010,008
3/31/18	$1,151,300	$1,016,485
4/30/18	$1,145,916	$1,008,925
5/31/18	$1,145,253	$1,016,126
6/30/18	$1,145,538	$1,014,876
7/31/18	$1,151,557	$1,015,117
8/31/18	$1,149,475	$1,021,649
9/30/18	$1,151,182	$1,015,070
10/31/18	$1,149,538	$1,007,049
11/30/18	$1,149,832	$1,013,060
12/31/18	$1,158,921	$1,031,671
1/31/19	$1,177,864	$1,042,627
2/28/19	$1,183,092	$1,042,023
3/31/19	$1,193,290	$1,062,032
4/30/19	$1,203,534	$1,062,304
5/31/19	$1,208,828	$1,081,161
6/30/19	$1,220,976	$1,094,739
7/31/19	$1,224,298	$1,097,147
8/31/19	$1,210,434	$1,125,576
9/30/19	$1,218,871	$1,119,581
10/31/19	$1,227,345	$1,122,953
11/30/19	$1,232,781	$1,122,381
12/31/19	$1,248,934	$1,121,599
1/31/20	$1,258,580	$1,143,184
2/29/20	$1,252,640	$1,163,759
3/31/20	$1,152,491	$1,156,911
4/30/20	$1,178,067	$1,177,476
5/31/20	$1,204,817	$1,182,959
6/30/20	$1,226,380	$1,190,410
7/31/20	$1,243,775	$1,208,191
8/31/20	$1,261,728	$1,198,439
9/30/20	$1,262,540	$1,197,782
10/31/20	$1,265,512	$1,192,434
11/30/20	$1,298,778	$1,204,134
12/31/20	$1,318,039	$1,205,794
1/31/21	$1,322,118	$1,197,148
2/28/21	$1,316,384	$1,179,861
3/31/21	$1,315,015	$1,165,128
4/30/21	$1,329,023	$1,174,333
5/31/21	$1,336,461	$1,178,169
6/30/21	$1,340,604	$1,186,447
7/31/21	$1,344,760	$1,199,713
8/31/21	$1,347,816	$1,197,429
9/30/21	$1,347,535	$1,187,061
10/31/21	$1,341,658	$1,186,734
11/30/21	$1,334,641	$1,190,245
12/31/21	$1,349,005	$1,187,200
1/31/22	$1,335,165	$1,161,622
2/28/22	$1,302,019	$1,148,663
3/31/22	$1,291,510	$1,116,751
4/30/22	$1,257,014	$1,074,373
5/31/22	$1,264,765	$1,081,300
6/30/22	$1,223,836	$1,064,336
7/31/22	$1,262,338	$1,090,343
8/31/22	$1,247,715	$1,059,533
9/30/22	$1,200,360	$1,013,755
10/31/22	$1,203,032	$1,000,624
11/30/22	$1,243,313	$1,037,423
12/31/22	$1,240,514	$1,032,743
1/31/23	$1,282,804	$1,064,515
2/28/23	$1,257,845	$1,036,991
3/31/23	$1,272,717	$1,063,333
4/30/23	$1,277,928	$1,069,778
5/31/23	$1,273,382	$1,058,130
6/30/23	$1,286,024	$1,054,356
7/31/23	$1,301,199	$1,053,621
8/31/23	$1,296,583	$1,046,891
9/30/23	$1,278,219	$1,020,288
10/31/23	$1,262,273	$1,004,186
11/30/23	$1,311,819	$1,049,662
12/31/23	$1,352,738	$1,089,842
1/31/24	$1,360,736	$1,086,849
2/29/24	$1,353,413	$1,071,494
3/31/24	$1,370,499	$1,081,388
4/30/24	$1,346,294	$1,054,074
5/31/24	$1,370,053	$1,071,944
6/30/24	$1,375,646	$1,082,092
7/31/24	$1,407,518	$1,107,367
8/31/24	$1,418,439	$1,123,279
9/30/24	$1,437,365	$1,138,319
10/31/24	$1,413,753	$1,110,090
11/30/24	$1,434,210	$1,121,827
12/31/24	$1,422,475	$1,103,468
1/31/25	$1,439,081	$1,109,322
2/28/25	$1,465,279	$1,133,729
3/31/25	$1,468,389	$1,134,155
4/30/25	$1,471,513	$1,138,613
5/31/25	$1,471,897	$1,130,460
6/30/25	$1,500,003	$1,147,843
7/31/25	$1,501,780	$1,144,815
8/31/25	$1,525,960	$1,158,507
9/30/25	$1,537,596	$1,171,145
10/31/25	$1,557,767	$1,178,462
11/30/25	$1,569,512	$1,185,785
12/31/25	$1,575,606	$1,184,031
1/31/26	$1,584,597	$1,185,295
2/28/26	$1,605,602	$1,204,706
3/31/26	$1,567,385	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.74%	3.57%	4.60%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PIINX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1822TSRAR_033126

Class C: PONCX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,106	$10,038
5/31/16	$10,169	$10,041
6/30/16	$10,215	$10,221
7/31/16	$10,331	$10,286
8/31/16	$10,395	$10,274
9/30/16	$10,477	$10,268
10/31/16	$10,515	$10,190
11/30/16	$10,493	$9,949
12/31/16	$10,593	$9,963
1/31/17	$10,675	$9,982
2/28/17	$10,794	$10,049
3/31/17	$10,868	$10,044
4/30/17	$10,934	$10,122
5/31/17	$11,035	$10,199
6/30/17	$11,083	$10,189
7/31/17	$11,140	$10,233
8/31/17	$11,234	$10,325
9/30/17	$11,282	$10,276
10/31/17	$11,331	$10,282
11/30/17	$11,352	$10,268
12/31/17	$11,374	$10,316
1/31/18	$11,332	$10,197
2/28/18	$11,270	$10,100
3/31/18	$11,311	$10,165
4/30/18	$11,249	$10,089
5/31/18	$11,234	$10,161
6/30/18	$11,229	$10,149
7/31/18	$11,279	$10,151
8/31/18	$11,249	$10,216
9/30/18	$11,258	$10,151
10/31/18	$11,234	$10,070
11/30/18	$11,228	$10,131
12/31/18	$11,308	$10,317
1/31/19	$11,485	$10,426
2/28/19	$11,527	$10,420
3/31/19	$11,618	$10,620
4/30/19	$11,709	$10,623
5/31/19	$11,752	$10,812
6/30/19	$11,861	$10,947
7/31/19	$11,885	$10,971
8/31/19	$11,741	$11,256
9/30/19	$11,814	$11,196
10/31/19	$11,887	$11,230
11/30/19	$11,931	$11,224
12/31/19	$12,079	$11,216
1/31/20	$12,163	$11,432
2/29/20	$12,096	$11,638
3/31/20	$11,120	$11,569
4/30/20	$11,359	$11,775
5/31/20	$11,608	$11,830
6/30/20	$11,807	$11,904
7/31/20	$11,966	$12,082
8/31/20	$12,129	$11,984
9/30/20	$12,128	$11,978
10/31/20	$12,147	$11,924
11/30/20	$12,458	$12,041
12/31/20	$12,633	$12,058
1/31/21	$12,663	$11,971
2/28/21	$12,598	$11,799
3/31/21	$12,576	$11,651
4/30/21	$12,700	$11,743
5/31/21	$12,762	$11,782
6/30/21	$12,792	$11,864
7/31/21	$12,822	$11,997
8/31/21	$12,841	$11,974
9/30/21	$12,829	$11,871
10/31/21	$12,764	$11,867
11/30/21	$12,687	$11,902
12/31/21	$12,814	$11,872
1/31/22	$12,673	$11,616
2/28/22	$12,349	$11,487
3/31/22	$12,240	$11,168
4/30/22	$11,904	$10,744
5/31/22	$11,968	$10,813
6/30/22	$11,572	$10,643
7/31/22	$11,927	$10,903
8/31/22	$11,780	$10,595
9/30/22	$11,324	$10,138
10/31/22	$11,341	$10,006
11/30/22	$11,712	$10,374
12/31/22	$11,677	$10,327
1/31/23	$12,066	$10,645
2/28/23	$11,823	$10,370
3/31/23	$11,954	$10,633
4/30/23	$11,994	$10,698
5/31/23	$11,942	$10,581
6/30/23	$12,052	$10,544
7/31/23	$12,196	$10,536
8/31/23	$12,132	$10,469
9/30/23	$11,951	$10,203
10/31/23	$11,793	$10,042
11/30/23	$12,247	$10,497
12/31/23	$12,620	$10,898
1/31/24	$12,685	$10,868
2/29/24	$12,608	$10,715
3/31/24	$12,757	$10,814
4/30/24	$12,522	$10,541
5/31/24	$12,734	$10,719
6/30/24	$12,776	$10,821
7/31/24	$13,063	$11,074
8/31/24	$13,154	$11,233
9/30/24	$13,320	$11,383
10/31/24	$13,091	$11,101
11/30/24	$13,271	$11,218
12/31/24	$13,152	$11,035
1/31/25	$13,296	$11,093
2/28/25	$13,528	$11,337
3/31/25	$13,547	$11,342
4/30/25	$13,565	$11,386
5/31/25	$13,559	$11,305
6/30/25	$13,807	$11,478
7/31/25	$13,813	$11,448
8/31/25	$14,025	$11,585
9/30/25	$14,122	$11,711
10/31/25	$14,297	$11,785
11/30/25	$14,394	$11,858
12/31/25	$14,439	$11,840
1/31/26	$14,510	$11,853
2/28/26	$14,692	$12,047
3/31/26	$14,331	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.79%	2.65%	3.66%
Class C (including sales charge)	4.79%	2.65%	3.66%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PONCX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4221TSRAR_033126

Institutional Class: PIMIX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,512	$1,003,838
5/31/16	$1,018,811	$1,004,096
6/30/16	$1,024,428	$1,022,137
7/31/16	$1,036,964	$1,028,599
8/31/16	$1,044,365	$1,027,423
9/30/16	$1,053,539	$1,026,821
10/31/16	$1,058,387	$1,018,967
11/30/16	$1,057,114	$994,865
12/31/16	$1,068,179	$996,268
1/31/17	$1,077,524	$998,223
2/28/17	$1,090,470	$1,004,932
3/31/17	$1,099,006	$1,004,405
4/30/17	$1,106,683	$1,012,156
5/31/17	$1,118,002	$1,019,947
6/30/17	$1,123,937	$1,018,920
7/31/17	$1,130,808	$1,023,305
8/31/17	$1,141,366	$1,032,484
9/30/17	$1,147,381	$1,027,566
10/31/17	$1,153,422	$1,028,161
11/30/17	$1,156,711	$1,026,841
12/31/17	$1,160,014	$1,031,554
1/31/18	$1,156,789	$1,019,674
2/28/18	$1,151,672	$1,010,008
3/31/18	$1,156,907	$1,016,485
4/30/18	$1,151,743	$1,008,925
5/31/18	$1,151,315	$1,016,126
6/30/18	$1,151,841	$1,014,876
7/31/18	$1,158,133	$1,015,117
8/31/18	$1,156,304	$1,021,649
9/30/18	$1,158,239	$1,015,070
10/31/18	$1,156,827	$1,007,049
11/30/18	$1,157,365	$1,013,060
12/31/18	$1,166,756	$1,031,671
1/31/19	$1,186,070	$1,042,627
2/28/19	$1,191,579	$1,042,023
3/31/19	$1,202,098	$1,062,032
4/30/19	$1,212,667	$1,062,304
5/31/19	$1,218,252	$1,081,161
6/30/19	$1,230,740	$1,094,739
7/31/19	$1,234,345	$1,097,147
8/31/19	$1,220,624	$1,125,576
9/30/19	$1,229,387	$1,119,581
10/31/19	$1,238,190	$1,122,953
11/30/19	$1,243,931	$1,122,381
12/31/19	$1,260,490	$1,121,599
1/31/20	$1,270,488	$1,143,184
2/29/20	$1,264,756	$1,163,759
3/31/20	$1,163,903	$1,156,911
4/30/20	$1,189,974	$1,177,476
5/31/20	$1,217,242	$1,182,959
6/30/20	$1,239,281	$1,190,410
7/31/20	$1,257,116	$1,208,191
8/31/20	$1,275,523	$1,198,439
9/30/20	$1,276,610	$1,197,782
10/31/20	$1,279,880	$1,192,434
11/30/20	$1,313,792	$1,204,134
12/31/20	$1,333,548	$1,205,794
1/31/21	$1,337,953	$1,197,148
2/28/21	$1,332,429	$1,179,861
3/31/21	$1,331,320	$1,165,128
4/30/21	$1,345,779	$1,174,333
5/31/21	$1,353,590	$1,178,169
6/30/21	$1,358,069	$1,186,447
7/31/21	$1,362,562	$1,199,713
8/31/21	$1,365,943	$1,197,429
9/30/21	$1,365,943	$1,187,061
10/31/21	$1,360,270	$1,186,734
11/30/21	$1,353,441	$1,190,245
12/31/21	$1,368,288	$1,187,200
1/31/22	$1,354,537	$1,161,622
2/28/22	$1,321,191	$1,148,663
3/31/22	$1,310,806	$1,116,751
4/30/22	$1,276,067	$1,074,373
5/31/22	$1,284,202	$1,081,300
6/30/22	$1,242,912	$1,064,336
7/31/22	$1,282,273	$1,090,343
8/31/22	$1,267,686	$1,059,533
9/30/22	$1,219,837	$1,013,755
10/31/22	$1,222,807	$1,000,624
11/30/22	$1,264,005	$1,037,423
12/31/22	$1,261,421	$1,032,743
1/31/23	$1,304,688	$1,064,515
2/28/23	$1,279,574	$1,036,991
3/31/23	$1,294,968	$1,063,333
4/30/23	$1,300,539	$1,069,778
5/31/23	$1,296,183	$1,058,130
6/30/23	$1,309,320	$1,054,356
7/31/23	$1,325,042	$1,053,621
8/31/23	$1,320,617	$1,046,891
9/30/23	$1,302,187	$1,020,288
10/31/23	$1,286,213	$1,004,186
11/30/23	$1,336,968	$1,049,662
12/31/23	$1,378,950	$1,089,842
1/31/24	$1,387,390	$1,086,849
2/29/24	$1,380,211	$1,071,494
3/31/24	$1,397,923	$1,081,388
4/30/24	$1,373,525	$1,054,074
5/31/24	$1,398,053	$1,071,944
6/30/24	$1,404,050	$1,082,092
7/31/24	$1,436,874	$1,107,367
8/31/24	$1,448,320	$1,123,279
9/30/24	$1,467,947	$1,138,319
10/31/24	$1,444,139	$1,110,090
11/30/24	$1,465,336	$1,121,827
12/31/24	$1,453,652	$1,103,468
1/31/25	$1,470,924	$1,109,322
2/28/25	$1,498,009	$1,133,729
3/31/25	$1,501,499	$1,134,155
4/30/25	$1,505,008	$1,138,613
5/31/25	$1,505,713	$1,130,460
6/30/25	$1,534,778	$1,147,843
7/31/25	$1,536,916	$1,144,815
8/31/25	$1,561,982	$1,158,507
9/30/25	$1,574,218	$1,171,145
10/31/25	$1,595,198	$1,178,462
11/30/25	$1,607,559	$1,185,785
12/31/25	$1,614,135	$1,184,031
1/31/26	$1,623,682	$1,185,295
2/28/26	$1,645,544	$1,204,706
3/31/26	$1,606,719	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.01%	3.83%	4.86%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIMIX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1821TSRAR_033126

I-2: PONPX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$63	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,427	$1,003,838
5/31/16	$1,018,640	$1,004,096
6/30/16	$1,024,170	$1,022,137
7/31/16	$1,036,616	$1,028,599
8/31/16	$1,043,928	$1,027,423
9/30/16	$1,053,011	$1,026,821
10/31/16	$1,057,770	$1,018,967
11/30/16	$1,056,411	$994,865
12/31/16	$1,067,380	$996,268
1/31/17	$1,076,629	$998,223
2/28/17	$1,089,476	$1,004,932
3/31/17	$1,097,915	$1,004,405
4/30/17	$1,105,494	$1,012,156
5/31/17	$1,116,711	$1,019,947
6/30/17	$1,122,548	$1,018,920
7/31/17	$1,129,320	$1,023,305
8/31/17	$1,139,773	$1,032,484
9/30/17	$1,145,687	$1,027,566
10/31/17	$1,151,628	$1,028,161
11/30/17	$1,154,819	$1,026,841
12/31/17	$1,158,024	$1,031,554
1/31/18	$1,154,712	$1,019,674
2/28/18	$1,149,510	$1,010,008
3/31/18	$1,154,641	$1,016,485
4/30/18	$1,149,392	$1,008,925
5/31/18	$1,148,870	$1,016,126
6/30/18	$1,149,299	$1,014,876
7/31/18	$1,155,482	$1,015,117
8/31/18	$1,153,551	$1,021,649
9/30/18	$1,155,395	$1,015,070
10/31/18	$1,153,890	$1,007,049
11/30/18	$1,154,330	$1,013,060
12/31/18	$1,163,599	$1,031,671
1/31/19	$1,182,763	$1,042,627
2/28/19	$1,188,158	$1,042,023
3/31/19	$1,198,549	$1,062,032
4/30/19	$1,208,986	$1,062,304
5/31/19	$1,214,454	$1,081,161
6/30/19	$1,226,805	$1,094,739
7/31/19	$1,230,297	$1,097,147
8/31/19	$1,216,518	$1,125,576
9/30/19	$1,225,150	$1,119,581
10/31/19	$1,233,821	$1,122,953
11/30/19	$1,239,438	$1,122,381
12/31/19	$1,255,834	$1,121,599
1/31/20	$1,265,691	$1,143,184
2/29/20	$1,259,875	$1,163,759
3/31/20	$1,159,306	$1,156,911
4/30/20	$1,185,177	$1,177,476
5/31/20	$1,212,237	$1,182,959
6/30/20	$1,234,084	$1,190,410
7/31/20	$1,251,741	$1,208,191
8/31/20	$1,269,965	$1,198,439
9/30/20	$1,270,940	$1,197,782
10/31/20	$1,274,090	$1,192,434
11/30/20	$1,307,741	$1,204,134
12/31/20	$1,327,297	$1,205,794
1/31/21	$1,331,571	$1,197,148
2/28/21	$1,325,962	$1,179,861
3/31/21	$1,324,748	$1,165,128
4/30/21	$1,339,025	$1,174,333
5/31/21	$1,346,685	$1,178,169
6/30/21	$1,351,028	$1,186,447
7/31/21	$1,355,385	$1,199,713
8/31/21	$1,358,635	$1,197,429
9/30/21	$1,358,522	$1,187,061
10/31/21	$1,352,767	$1,186,734
11/30/21	$1,345,862	$1,190,245
12/31/21	$1,360,514	$1,187,200
1/31/22	$1,346,728	$1,161,622
2/28/22	$1,313,462	$1,148,663
3/31/22	$1,303,027	$1,116,751
4/30/22	$1,268,386	$1,074,373
5/31/22	$1,276,366	$1,081,300
6/30/22	$1,235,221	$1,064,336
7/31/22	$1,274,236	$1,090,343
8/31/22	$1,259,633	$1,059,533
9/30/22	$1,211,983	$1,013,755
10/31/22	$1,214,832	$1,000,624
11/30/22	$1,255,659	$1,037,423
12/31/22	$1,252,989	$1,032,743
1/31/23	$1,295,862	$1,064,515
2/28/23	$1,270,810	$1,036,991
3/31/23	$1,285,992	$1,063,333
4/30/23	$1,291,418	$1,069,778
5/31/23	$1,286,985	$1,058,130
6/30/23	$1,299,922	$1,054,356
7/31/23	$1,315,422	$1,053,621
8/31/23	$1,310,920	$1,046,891
9/30/23	$1,292,516	$1,020,288
10/31/23	$1,276,553	$1,004,186
11/30/23	$1,326,820	$1,049,662
12/31/23	$1,368,373	$1,089,842
1/31/24	$1,376,634	$1,086,849
2/29/24	$1,369,397	$1,071,494
3/31/24	$1,386,856	$1,081,388
4/30/24	$1,362,536	$1,054,074
5/31/24	$1,386,753	$1,071,944
6/30/24	$1,392,586	$1,082,092
7/31/24	$1,425,025	$1,107,367
8/31/24	$1,436,258	$1,123,279
9/30/24	$1,455,602	$1,138,319
10/31/24	$1,431,873	$1,110,090
11/30/24	$1,452,771	$1,121,827
12/31/24	$1,441,065	$1,103,468
1/31/25	$1,458,068	$1,109,322
2/28/25	$1,484,795	$1,133,729
3/31/25	$1,488,131	$1,134,155
4/30/25	$1,491,484	$1,138,613
5/31/25	$1,492,059	$1,130,460
6/30/25	$1,520,737	$1,147,843
7/31/25	$1,522,728	$1,144,815
8/31/25	$1,547,436	$1,158,507
9/30/25	$1,559,429	$1,171,145
10/31/25	$1,580,081	$1,178,462
11/30/25	$1,592,193	$1,185,785
12/31/25	$1,598,574	$1,184,031
1/31/26	$1,607,895	$1,185,295
2/28/26	$1,629,410	$1,204,706
3/31/26	$1,590,831	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.90%	3.73%	4.75%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PONPX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1907TSRAR_033126

Class R: PONRX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$120	1.16%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,110	$10,038
5/31/16	$10,177	$10,041
6/30/16	$10,228	$10,221
7/31/16	$10,347	$10,286
8/31/16	$10,416	$10,274
9/30/16	$10,502	$10,268
10/31/16	$10,544	$10,190
11/30/16	$10,526	$9,949
12/31/16	$10,631	$9,963
1/31/17	$10,718	$9,982
2/28/17	$10,841	$10,049
3/31/17	$10,920	$10,044
4/30/17	$10,991	$10,122
5/31/17	$11,097	$10,199
6/30/17	$11,150	$10,189
7/31/17	$11,212	$10,233
8/31/17	$11,311	$10,325
9/30/17	$11,365	$10,276
10/31/17	$11,418	$10,282
11/30/17	$11,445	$10,268
12/31/17	$11,471	$10,316
1/31/18	$11,433	$10,197
2/28/18	$11,376	$10,100
3/31/18	$11,422	$10,165
4/30/18	$11,365	$10,089
5/31/18	$11,354	$10,161
6/30/18	$11,353	$10,149
7/31/18	$11,409	$10,151
8/31/18	$11,384	$10,216
9/30/18	$11,397	$10,151
10/31/18	$11,377	$10,070
11/30/18	$11,376	$10,131
12/31/18	$11,463	$10,317
1/31/19	$11,646	$10,426
2/28/19	$11,694	$10,420
3/31/19	$11,791	$10,620
4/30/19	$11,888	$10,623
5/31/19	$11,936	$10,812
6/30/19	$12,053	$10,947
7/31/19	$12,081	$10,971
8/31/19	$11,941	$11,256
9/30/19	$12,020	$11,196
10/31/19	$12,099	$11,230
11/30/19	$12,149	$11,224
12/31/19	$12,304	$11,216
1/31/20	$12,395	$11,432
2/29/20	$12,332	$11,638
3/31/20	$11,342	$11,569
4/30/20	$11,590	$11,775
5/31/20	$11,849	$11,830
6/30/20	$12,058	$11,904
7/31/20	$12,225	$12,082
8/31/20	$12,397	$11,984
9/30/20	$12,401	$11,978
10/31/20	$12,426	$11,924
11/30/20	$12,748	$12,041
12/31/20	$12,933	$12,058
1/31/21	$12,969	$11,971
2/28/21	$12,908	$11,799
3/31/21	$12,891	$11,651
4/30/21	$13,024	$11,743
5/31/21	$13,092	$11,782
6/30/21	$13,128	$11,864
7/31/21	$13,165	$11,997
8/31/21	$13,190	$11,974
9/30/21	$13,183	$11,871
10/31/21	$13,121	$11,867
11/30/21	$13,048	$11,902
12/31/21	$13,184	$11,872
1/31/22	$13,045	$11,616
2/28/22	$12,716	$11,487
3/31/22	$12,609	$11,168
4/30/22	$12,268	$10,744
5/31/22	$12,340	$10,813
6/30/22	$11,937	$10,643
7/31/22	$12,308	$10,903
8/31/22	$12,161	$10,595
9/30/22	$11,696	$10,138
10/31/22	$11,718	$10,006
11/30/22	$12,106	$10,374
12/31/22	$12,075	$10,327
1/31/23	$12,483	$10,645
2/28/23	$12,236	$10,370
3/31/23	$12,376	$10,633
4/30/23	$12,423	$10,698
5/31/23	$12,374	$10,581
6/30/23	$12,493	$10,544
7/31/23	$12,648	$10,536
8/31/23	$12,587	$10,469
9/30/23	$12,405	$10,203
10/31/23	$12,246	$10,042
11/30/23	$12,723	$10,497
12/31/23	$13,115	$10,898
1/31/24	$13,188	$10,868
2/29/24	$13,113	$10,715
3/31/24	$13,274	$10,814
4/30/24	$13,035	$10,541
5/31/24	$13,261	$10,719
6/30/24	$13,311	$10,821
7/31/24	$13,615	$11,074
8/31/24	$13,716	$11,233
9/30/24	$13,894	$11,383
10/31/24	$13,661	$11,101
11/30/24	$13,854	$11,218
12/31/24	$13,736	$11,035
1/31/25	$13,892	$11,093
2/28/25	$14,140	$11,337
3/31/25	$14,166	$11,342
4/30/25	$14,191	$11,386
5/31/25	$14,190	$11,305
6/30/25	$14,456	$11,478
7/31/25	$14,469	$11,448
8/31/25	$14,697	$11,585
9/30/25	$14,804	$11,711
10/31/25	$14,993	$11,785
11/30/25	$15,101	$11,858
12/31/25	$15,155	$11,840
1/31/26	$15,236	$11,853
2/28/26	$15,433	$12,047
3/31/26	$15,061	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	6.32%	3.16%	4.18%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PONRX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4521TSRAR_033126

I-3: PIPNX

PIMCO Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$68	0.66%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,011,332	$1,003,838
5/31/16	$1,018,440	$1,004,096
6/30/16	$1,023,872	$1,022,137
7/31/16	$1,036,209	$1,028,599
8/31/16	$1,043,411	$1,027,423
9/30/16	$1,052,388	$1,026,821
10/31/16	$1,057,035	$1,018,967
11/30/16	$1,055,575	$994,865
12/31/16	$1,066,426	$996,268
1/31/17	$1,075,556	$998,223
2/28/17	$1,088,296	$1,004,932
3/31/17	$1,096,612	$1,004,405
4/30/17	$1,104,074	$1,012,156
5/31/17	$1,115,159	$1,019,947
6/30/17	$1,120,877	$1,018,920
7/31/17	$1,127,519	$1,023,305
8/31/17	$1,137,836	$1,032,484
9/30/17	$1,143,626	$1,027,566
10/31/17	$1,149,500	$1,028,161
11/30/17	$1,152,636	$1,026,841
12/31/17	$1,155,781	$1,031,554
1/31/18	$1,152,421	$1,019,674
2/28/18	$1,147,191	$1,010,008
3/31/18	$1,152,260	$1,016,485
4/30/18	$1,146,809	$1,008,925
5/31/18	$1,146,240	$1,016,126
6/30/18	$1,146,621	$1,014,876
7/31/18	$1,152,742	$1,015,117
8/31/18	$1,150,763	$1,021,649
9/30/18	$1,152,558	$1,015,070
10/31/18	$1,151,008	$1,007,049
11/30/18	$1,151,399	$1,013,060
12/31/18	$1,160,596	$1,031,671
1/31/19	$1,179,663	$1,042,627
2/28/19	$1,184,996	$1,042,023
3/31/19	$1,195,310	$1,062,032
4/30/19	$1,205,670	$1,062,304
5/31/19	$1,211,074	$1,081,161
6/30/19	$1,223,342	$1,094,739
7/31/19	$1,226,772	$1,097,147
8/31/19	$1,212,982	$1,125,576
9/30/19	$1,221,538	$1,119,581
10/31/19	$1,230,133	$1,122,953
11/30/19	$1,235,682	$1,122,381
12/31/19	$1,251,976	$1,121,599
1/31/20	$1,261,750	$1,143,184
2/29/20	$1,255,900	$1,163,759
3/31/20	$1,155,596	$1,156,911
4/30/20	$1,181,336	$1,177,476
5/31/20	$1,208,259	$1,182,959
6/30/20	$1,229,984	$1,190,410
7/31/20	$1,247,531	$1,208,191
8/31/20	$1,265,642	$1,198,439
9/30/20	$1,266,562	$1,197,782
10/31/20	$1,269,649	$1,192,434
11/30/20	$1,303,131	$1,204,134
12/31/20	$1,322,563	$1,205,794
1/31/21	$1,326,767	$1,197,148
2/28/21	$1,321,124	$1,179,861
3/31/21	$1,319,860	$1,165,128
4/30/21	$1,334,030	$1,174,333
5/31/21	$1,341,606	$1,178,169
6/30/21	$1,345,877	$1,186,447
7/31/21	$1,350,162	$1,199,713
8/31/21	$1,353,343	$1,197,429
9/30/21	$1,353,174	$1,187,061
10/31/21	$1,347,386	$1,186,734
11/30/21	$1,340,452	$1,190,245
12/31/21	$1,354,990	$1,187,200
1/31/22	$1,341,203	$1,161,622
2/28/22	$1,308,018	$1,148,663
3/31/22	$1,297,571	$1,116,751
4/30/22	$1,263,021	$1,074,373
5/31/22	$1,270,914	$1,081,300
6/30/22	$1,229,892	$1,064,336
7/31/22	$1,268,686	$1,090,343
8/31/22	$1,254,095	$1,059,533
9/30/22	$1,205,433	$1,013,755
10/31/22	$1,209,394	$1,000,624
11/30/22	$1,249,988	$1,037,423
12/31/22	$1,247,277	$1,032,743
1/31/23	$1,289,902	$1,064,515
2/28/23	$1,264,911	$1,036,991
3/31/23	$1,279,971	$1,063,333
4/30/23	$1,285,318	$1,069,778
5/31/23	$1,280,854	$1,058,130
6/30/23	$1,293,676	$1,054,356
7/31/23	$1,310,291	$1,053,621
8/31/23	$1,304,507	$1,046,891
9/30/23	$1,286,138	$1,020,288
10/31/23	$1,270,201	$1,004,186
11/30/23	$1,320,165	$1,049,662
12/31/23	$1,361,454	$1,089,842
1/31/24	$1,369,616	$1,086,849
2/29/24	$1,362,358	$1,071,494
3/31/24	$1,379,671	$1,081,388
4/30/24	$1,355,419	$1,054,074
5/31/24	$1,379,453	$1,071,944
6/30/24	$1,385,198	$1,082,092
7/31/24	$1,417,408	$1,107,367
8/31/24	$1,428,523	$1,123,279
9/30/24	$1,447,702	$1,138,319
10/31/24	$1,424,041	$1,110,090
11/30/24	$1,444,765	$1,121,827
12/31/24	$1,433,065	$1,103,468
1/31/25	$1,449,913	$1,109,322
2/28/25	$1,476,430	$1,133,729
3/31/25	$1,479,686	$1,134,155
4/30/25	$1,482,958	$1,138,613
5/31/25	$1,483,468	$1,130,460
6/30/25	$1,511,918	$1,147,843
7/31/25	$1,513,835	$1,144,815
8/31/25	$1,538,336	$1,158,507
9/30/25	$1,550,195	$1,171,145
10/31/25	$1,570,661	$1,178,462
11/30/25	$1,582,635	$1,185,785
12/31/25	$1,588,911	$1,184,031
1/31/26	$1,598,109	$1,185,295
2/28/26	$1,619,426	$1,204,706
3/31/26	$1,581,016	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.85%	3.68%	4.69%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$225,534,745
# of Portfolio Holdings	10,992
Portfolio Turnover Rate	674%
Total Net Advisory Fees Paid During the Reporting Period	$506,529
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.7%
Non-Agency Mortgage-Backed Securities	28.0%
Asset-Backed Securities	20.5%
Sovereign Issues	12.7%
U.S. Treasury Obligations	12.4%
Corporate Bonds & Notes	7.8%
Loan Participations and Assignments	2.8%
Preferred Securities	0.2%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(48.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PIPNX

PIMCO Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2186TSRAR_033126

Class A: PTTAX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$9,625	$10,000
4/30/16	$9,664	$10,038
5/31/16	$9,687	$10,041
6/30/16	$9,815	$10,221
7/31/16	$9,918	$10,286
8/31/16	$9,893	$10,274
9/30/16	$9,926	$10,268
10/31/16	$9,869	$10,190
11/30/16	$9,613	$9,949
12/31/16	$9,673	$9,963
1/31/17	$9,738	$9,982
2/28/17	$9,825	$10,049
3/31/17	$9,821	$10,044
4/30/17	$9,900	$10,122
5/31/17	$9,979	$10,199
6/30/17	$9,988	$10,189
7/31/17	$10,044	$10,233
8/31/17	$10,159	$10,325
9/30/17	$10,128	$10,276
10/31/17	$10,106	$10,282
11/30/17	$10,074	$10,268
12/31/17	$10,131	$10,316
1/31/18	$10,028	$10,197
2/28/18	$9,965	$10,100
3/31/18	$9,993	$10,165
4/30/18	$9,902	$10,089
5/31/18	$9,941	$10,161
6/30/18	$9,941	$10,149
7/31/18	$9,961	$10,151
8/31/18	$10,003	$10,216
9/30/18	$9,941	$10,151
10/31/18	$9,911	$10,070
11/30/18	$9,957	$10,131
12/31/18	$10,070	$10,317
1/31/19	$10,188	$10,426
2/28/19	$10,192	$10,420
3/31/19	$10,341	$10,620
4/30/19	$10,358	$10,623
5/31/19	$10,552	$10,812
6/30/19	$10,663	$10,947
7/31/19	$10,659	$10,971
8/31/19	$10,954	$11,256
9/30/19	$10,905	$11,196
10/31/19	$10,941	$11,230
11/30/19	$10,894	$11,224
12/31/19	$10,864	$11,216
1/31/20	$11,130	$11,432
2/29/20	$11,289	$11,638
3/31/20	$11,093	$11,569
4/30/20	$11,293	$11,775
5/31/20	$11,398	$11,830
6/30/20	$11,514	$11,904
7/31/20	$11,683	$12,082
8/31/20	$11,668	$11,984
9/30/20	$11,675	$11,978
10/31/20	$11,621	$11,924
11/30/20	$11,756	$12,041
12/31/20	$11,788	$12,058
1/31/21	$11,727	$11,971
2/28/21	$11,565	$11,799
3/31/21	$11,415	$11,651
4/30/21	$11,522	$11,743
5/31/21	$11,560	$11,782
6/30/21	$11,643	$11,864
7/31/21	$11,762	$11,997
8/31/21	$11,742	$11,974
9/30/21	$11,669	$11,871
10/31/21	$11,630	$11,867
11/30/21	$11,660	$11,902
12/31/21	$11,649	$11,872
1/31/22	$11,418	$11,616
2/28/22	$11,310	$11,487
3/31/22	$10,919	$11,168
4/30/22	$10,483	$10,744
5/31/22	$10,535	$10,813
6/30/22	$10,314	$10,643
7/31/22	$10,540	$10,903
8/31/22	$10,254	$10,595
9/30/22	$9,809	$10,138
10/31/22	$9,647	$10,006
11/30/22	$10,007	$10,374
12/31/22	$9,973	$10,327
1/31/23	$10,313	$10,645
2/28/23	$10,059	$10,370
3/31/23	$10,256	$10,633
4/30/23	$10,324	$10,698
5/31/23	$10,222	$10,581
6/30/23	$10,182	$10,544
7/31/23	$10,210	$10,536
8/31/23	$10,146	$10,469
9/30/23	$9,890	$10,203
10/31/23	$9,704	$10,042
11/30/23	$10,158	$10,497
12/31/23	$10,566	$10,898
1/31/24	$10,584	$10,868
2/29/24	$10,446	$10,715
3/31/24	$10,556	$10,814
4/30/24	$10,286	$10,541
5/31/24	$10,502	$10,719
6/30/24	$10,587	$10,821
7/31/24	$10,862	$11,074
8/31/24	$10,978	$11,233
9/30/24	$11,139	$11,383
10/31/24	$10,840	$11,101
11/30/24	$10,992	$11,218
12/31/24	$10,805	$11,035
1/31/25	$10,893	$11,093
2/28/25	$11,171	$11,337
3/31/25	$11,175	$11,342
4/30/25	$11,189	$11,386
5/31/25	$11,075	$11,305
6/30/25	$11,294	$11,478
7/31/25	$11,270	$11,448
8/31/25	$11,442	$11,585
9/30/25	$11,585	$11,711
10/31/25	$11,708	$11,785
11/30/25	$11,784	$11,858
12/31/25	$11,773	$11,840
1/31/26	$11,810	$11,853
2/28/26	$12,021	$12,047
3/31/26	$11,730	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.97%	0.55%	2.00%
Class A (including sales charge)	1.03%	(0.22%)	1.61%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTTAX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4005TSRAR_033126

Administrative Class: PTRAX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$79	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,155	$1,003,838
5/31/16	$1,006,653	$1,004,096
6/30/16	$1,020,089	$1,022,137
7/31/16	$1,030,871	$1,028,599
8/31/16	$1,028,412	$1,027,423
9/30/16	$1,032,027	$1,026,821
10/31/16	$1,026,140	$1,018,967
11/30/16	$999,701	$994,865
12/31/16	$1,006,043	$996,268
1/31/17	$1,012,960	$998,223
2/28/17	$1,022,112	$1,004,932
3/31/17	$1,021,785	$1,004,405
4/30/17	$1,030,129	$1,012,156
5/31/17	$1,038,421	$1,019,947
6/30/17	$1,039,567	$1,018,920
7/31/17	$1,045,447	$1,023,305
8/31/17	$1,057,580	$1,032,484
9/30/17	$1,054,497	$1,027,566
10/31/17	$1,052,251	$1,028,161
11/30/17	$1,049,033	$1,026,841
12/31/17	$1,054,991	$1,031,554
1/31/18	$1,044,382	$1,019,674
2/28/18	$1,037,844	$1,010,008
3/31/18	$1,040,911	$1,016,485
4/30/18	$1,031,447	$1,008,925
5/31/18	$1,035,588	$1,016,126
6/30/18	$1,035,709	$1,014,876
7/31/18	$1,037,806	$1,015,117
8/31/18	$1,042,311	$1,021,649
9/30/18	$1,035,916	$1,015,070
10/31/18	$1,032,887	$1,007,049
11/30/18	$1,037,747	$1,013,060
12/31/18	$1,049,612	$1,031,671
1/31/19	$1,061,952	$1,042,627
2/28/19	$1,062,488	$1,042,023
3/31/19	$1,078,120	$1,062,032
4/30/19	$1,079,942	$1,062,304
5/31/19	$1,100,249	$1,081,161
6/30/19	$1,111,930	$1,094,739
7/31/19	$1,111,603	$1,097,147
8/31/19	$1,142,393	$1,125,576
9/30/19	$1,137,434	$1,119,581
10/31/19	$1,141,193	$1,122,953
11/30/19	$1,136,378	$1,122,381
12/31/19	$1,133,352	$1,121,599
1/31/20	$1,161,198	$1,143,184
2/29/20	$1,177,873	$1,163,759
3/31/20	$1,157,482	$1,156,911
4/30/20	$1,178,472	$1,177,476
5/31/20	$1,189,525	$1,182,959
6/30/20	$1,201,670	$1,190,410
7/31/20	$1,219,393	$1,208,191
8/31/20	$1,217,963	$1,198,439
9/30/20	$1,218,816	$1,197,782
10/31/20	$1,213,264	$1,192,434
11/30/20	$1,227,439	$1,204,134
12/31/20	$1,230,898	$1,205,794
1/31/21	$1,224,536	$1,197,148
2/28/21	$1,207,762	$1,179,861
3/31/21	$1,192,130	$1,165,128
4/30/21	$1,203,492	$1,174,333
5/31/21	$1,207,518	$1,178,169
6/30/21	$1,216,306	$1,186,447
7/31/21	$1,228,760	$1,199,713
8/31/21	$1,226,836	$1,197,429
9/30/21	$1,219,205	$1,187,061
10/31/21	$1,215,316	$1,186,734
11/30/21	$1,218,467	$1,190,245
12/31/21	$1,217,471	$1,187,200
1/31/22	$1,193,364	$1,161,622
2/28/22	$1,182,203	$1,148,663
3/31/22	$1,141,396	$1,116,751
4/30/22	$1,095,861	$1,074,373
5/31/22	$1,101,416	$1,081,300
6/30/22	$1,078,419	$1,064,336
7/31/22	$1,102,133	$1,090,343
8/31/22	$1,072,248	$1,059,533
9/30/22	$1,025,788	$1,013,755
10/31/22	$1,008,943	$1,000,624
11/30/22	$1,046,704	$1,037,423
12/31/22	$1,043,270	$1,032,743
1/31/23	$1,078,908	$1,064,515
2/28/23	$1,052,360	$1,036,991
3/31/23	$1,073,028	$1,063,333
4/30/23	$1,080,290	$1,069,778
5/31/23	$1,069,689	$1,058,130
6/30/23	$1,065,595	$1,054,356
7/31/23	$1,068,658	$1,053,621
8/31/23	$1,062,033	$1,046,891
9/30/23	$1,035,250	$1,020,288
10/31/23	$1,015,898	$1,004,186
11/30/23	$1,063,545	$1,049,662
12/31/23	$1,106,317	$1,089,842
1/31/24	$1,108,260	$1,086,849
2/29/24	$1,093,891	$1,071,494
3/31/24	$1,105,462	$1,081,388
4/30/24	$1,077,274	$1,054,074
5/31/24	$1,099,954	$1,071,944
6/30/24	$1,109,002	$1,082,092
7/31/24	$1,137,912	$1,107,367
8/31/24	$1,150,144	$1,123,279
9/30/24	$1,167,042	$1,138,319
10/31/24	$1,135,787	$1,110,090
11/30/24	$1,151,870	$1,121,827
12/31/24	$1,132,320	$1,103,468
1/31/25	$1,141,657	$1,109,322
2/28/25	$1,170,880	$1,133,729
3/31/25	$1,171,318	$1,134,155
4/30/25	$1,172,887	$1,138,613
5/31/25	$1,161,080	$1,130,460
6/30/25	$1,184,099	$1,147,843
7/31/25	$1,181,684	$1,144,815
8/31/25	$1,199,781	$1,158,507
9/30/25	$1,214,856	$1,171,145
10/31/25	$1,227,855	$1,178,462
11/30/25	$1,235,922	$1,185,785
12/31/25	$1,234,885	$1,184,031
1/31/26	$1,238,896	$1,185,295
2/28/26	$1,261,060	$1,204,706
3/31/26	$1,230,608	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.06%	0.64%	2.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PTRAX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0435TSRAR_033126

Class C: PTTCX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,034	$10,038
5/31/16	$10,052	$10,041
6/30/16	$10,178	$10,221
7/31/16	$10,278	$10,286
8/31/16	$10,246	$10,274
9/30/16	$10,274	$10,268
10/31/16	$10,208	$10,190
11/30/16	$9,938	$9,949
12/31/16	$9,993	$9,963
1/31/17	$10,055	$9,982
2/28/17	$10,139	$10,049
3/31/17	$10,127	$10,044
4/30/17	$10,203	$10,122
5/31/17	$10,277	$10,199
6/30/17	$10,281	$10,189
7/31/17	$10,332	$10,233
8/31/17	$10,444	$10,325
9/30/17	$10,405	$10,276
10/31/17	$10,376	$10,282
11/30/17	$10,336	$10,268
12/31/17	$10,387	$10,316
1/31/18	$10,275	$10,197
2/28/18	$10,204	$10,100
3/31/18	$10,226	$10,165
4/30/18	$10,126	$10,089
5/31/18	$10,159	$10,161
6/30/18	$10,152	$10,149
7/31/18	$10,165	$10,151
8/31/18	$10,201	$10,216
9/30/18	$10,132	$10,151
10/31/18	$10,095	$10,070
11/30/18	$10,135	$10,131
12/31/18	$10,244	$10,317
1/31/19	$10,357	$10,426
2/28/19	$10,356	$10,420
3/31/19	$10,501	$10,620
4/30/19	$10,511	$10,623
5/31/19	$10,701	$10,812
6/30/19	$10,808	$10,947
7/31/19	$10,797	$10,971
8/31/19	$11,088	$11,256
9/30/19	$11,032	$11,196
10/31/19	$11,061	$11,230
11/30/19	$11,006	$11,224
12/31/19	$10,969	$11,216
1/31/20	$11,231	$11,432
2/29/20	$11,385	$11,638
3/31/20	$11,180	$11,569
4/30/20	$11,375	$11,775
5/31/20	$11,473	$11,830
6/30/20	$11,583	$11,904
7/31/20	$11,744	$12,082
8/31/20	$11,723	$11,984
9/30/20	$11,723	$11,978
10/31/20	$11,661	$11,924
11/30/20	$11,789	$12,041
12/31/20	$11,813	$12,058
1/31/21	$11,745	$11,971
2/28/21	$11,576	$11,799
3/31/21	$11,418	$11,651
4/30/21	$11,518	$11,743
5/31/21	$11,549	$11,782
6/30/21	$11,625	$11,864
7/31/21	$11,736	$11,997
8/31/21	$11,709	$11,974
9/30/21	$11,628	$11,871
10/31/21	$11,583	$11,867
11/30/21	$11,605	$11,902
12/31/21	$11,587	$11,872
1/31/22	$11,350	$11,616
2/28/22	$11,236	$11,487
3/31/22	$10,840	$11,168
4/30/22	$10,400	$10,744
5/31/22	$10,446	$10,813
6/30/22	$10,221	$10,643
7/31/22	$10,438	$10,903
8/31/22	$10,148	$10,595
9/30/22	$9,701	$10,138
10/31/22	$9,535	$10,006
11/30/22	$9,885	$10,374
12/31/22	$9,845	$10,327
1/31/23	$10,175	$10,645
2/28/23	$9,918	$10,370
3/31/23	$10,105	$10,633
4/30/23	$10,167	$10,698
5/31/23	$10,060	$10,581
6/30/23	$10,014	$10,544
7/31/23	$10,036	$10,536
8/31/23	$9,967	$10,469
9/30/23	$9,708	$10,203
10/31/23	$9,520	$10,042
11/30/23	$9,960	$10,497
12/31/23	$10,353	$10,898
1/31/24	$10,364	$10,868
2/29/24	$10,223	$10,715
3/31/24	$10,324	$10,814
4/30/24	$10,054	$10,541
5/31/24	$10,257	$10,719
6/30/24	$10,335	$10,821
7/31/24	$10,597	$11,074
8/31/24	$10,703	$11,233
9/30/24	$10,853	$11,383
10/31/24	$10,555	$11,101
11/30/24	$10,697	$11,218
12/31/24	$10,508	$11,035
1/31/25	$10,587	$11,093
2/28/25	$10,851	$11,337
3/31/25	$10,848	$11,342
4/30/25	$10,855	$11,386
5/31/25	$10,738	$11,305
6/30/25	$10,943	$11,478
7/31/25	$10,913	$11,448
8/31/25	$11,072	$11,585
9/30/25	$11,204	$11,711
10/31/25	$11,315	$11,785
11/30/25	$11,382	$11,858
12/31/25	$11,364	$11,840
1/31/26	$11,393	$11,853
2/28/26	$11,590	$12,047
3/31/26	$11,302	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.19%	(0.20%)	1.23%
Class C (including sales charge)	3.19%	(0.20%)	1.23%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTTCX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4205TSRAR_033126

Institutional Class: PTTRX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,368	$1,003,838
5/31/16	$1,007,074	$1,004,096
6/30/16	$1,020,724	$1,022,137
7/31/16	$1,031,731	$1,028,599
8/31/16	$1,029,489	$1,027,423
9/30/16	$1,033,333	$1,026,821
10/31/16	$1,027,644	$1,018,967
11/30/16	$1,001,375	$994,865
12/31/16	$1,007,954	$996,268
1/31/17	$1,015,087	$998,223
2/28/17	$1,024,453	$1,004,932
3/31/17	$1,024,357	$1,004,405
4/30/17	$1,032,920	$1,012,156
5/31/17	$1,041,454	$1,019,947
6/30/17	$1,042,832	$1,018,920
7/31/17	$1,048,938	$1,023,305
8/31/17	$1,061,336	$1,032,484
9/30/17	$1,058,467	$1,027,566
10/31/17	$1,056,430	$1,028,161
11/30/17	$1,053,417	$1,026,841
12/31/17	$1,059,631	$1,031,554
1/31/18	$1,049,193	$1,019,674
2/28/18	$1,042,825	$1,010,008
3/31/18	$1,046,135	$1,016,485
4/30/18	$1,036,830	$1,008,925
5/31/18	$1,041,213	$1,016,126
6/30/18	$1,041,555	$1,014,876
7/31/18	$1,043,879	$1,015,117
8/31/18	$1,048,654	$1,021,649
9/30/18	$1,042,413	$1,015,070
10/31/18	$1,039,586	$1,007,049
11/30/18	$1,044,706	$1,013,060
12/31/18	$1,056,868	$1,031,671
1/31/19	$1,069,511	$1,042,627
2/28/19	$1,070,257	$1,042,023
3/31/19	$1,086,232	$1,062,032
4/30/19	$1,088,289	$1,062,304
5/31/19	$1,108,992	$1,081,161
6/30/19	$1,120,980	$1,094,739
7/31/19	$1,120,888	$1,097,147
8/31/19	$1,152,192	$1,125,576
9/30/19	$1,147,409	$1,119,581
10/31/19	$1,151,444	$1,122,953
11/30/19	$1,146,828	$1,122,381
12/31/19	$1,144,017	$1,121,599
1/31/20	$1,172,377	$1,143,184
2/29/20	$1,189,437	$1,163,759
3/31/20	$1,169,085	$1,156,911
4/30/20	$1,190,529	$1,177,476
5/31/20	$1,201,948	$1,182,959
6/30/20	$1,214,467	$1,190,410
7/31/20	$1,232,655	$1,208,191
8/31/20	$1,231,455	$1,198,439
9/30/20	$1,232,571	$1,197,782
10/31/20	$1,227,225	$1,192,434
11/30/20	$1,241,809	$1,204,134
12/31/20	$1,245,597	$1,205,794
1/31/21	$1,239,397	$1,197,148
2/28/21	$1,222,656	$1,179,861
3/31/21	$1,207,087	$1,165,128
4/30/21	$1,218,859	$1,174,333
5/31/21	$1,223,178	$1,178,169
6/30/21	$1,232,332	$1,186,447
7/31/21	$1,245,221	$1,199,713
8/31/21	$1,243,527	$1,197,429
9/30/21	$1,236,047	$1,187,061
10/31/21	$1,232,367	$1,186,734
11/30/21	$1,235,815	$1,190,245
12/31/21	$1,235,083	$1,187,200
1/31/22	$1,210,869	$1,161,622
2/28/22	$1,199,774	$1,148,663
3/31/22	$1,158,609	$1,116,751
4/30/22	$1,112,628	$1,074,373
5/31/22	$1,118,497	$1,081,300
6/30/22	$1,095,369	$1,064,336
7/31/22	$1,119,690	$1,090,343
8/31/22	$1,089,564	$1,059,533
9/30/22	$1,042,588	$1,013,755
10/31/22	$1,025,672	$1,000,624
11/30/22	$1,064,274	$1,037,423
12/31/22	$1,061,025	$1,032,743
1/31/23	$1,097,486	$1,064,515
2/28/23	$1,070,689	$1,036,991
3/31/23	$1,091,961	$1,063,333
4/30/23	$1,099,508	$1,069,778
5/31/23	$1,088,950	$1,058,130
6/30/23	$1,085,020	$1,054,356
7/31/23	$1,088,355	$1,053,621
8/31/23	$1,081,836	$1,046,891
9/30/23	$1,054,780	$1,020,288
10/31/23	$1,035,272	$1,004,186
11/30/23	$1,084,047	$1,049,662
12/31/23	$1,127,888	$1,089,842
1/31/24	$1,130,098	$1,086,849
2/29/24	$1,115,668	$1,071,494
3/31/24	$1,127,707	$1,081,388
4/30/24	$1,099,179	$1,054,074
5/31/24	$1,122,572	$1,071,944
6/30/24	$1,132,023	$1,082,092
7/31/24	$1,161,776	$1,107,367
8/31/24	$1,174,530	$1,123,279
9/30/24	$1,192,015	$1,138,319
10/31/24	$1,160,340	$1,110,090
11/30/24	$1,177,018	$1,121,827
12/31/24	$1,157,287	$1,103,468
1/31/25	$1,167,085	$1,109,322
2/28/25	$1,197,185	$1,133,729
3/31/25	$1,197,868	$1,134,155
4/30/25	$1,199,717	$1,138,613
5/31/25	$1,187,899	$1,130,460
6/30/25	$1,211,687	$1,147,843
7/31/25	$1,209,471	$1,144,815
8/31/25	$1,228,260	$1,158,507
9/30/25	$1,243,940	$1,171,145
10/31/25	$1,257,534	$1,178,462
11/30/25	$1,266,039	$1,185,785
12/31/25	$1,265,254	$1,184,031
1/31/26	$1,269,633	$1,185,295
2/28/26	$1,292,592	$1,204,706
3/31/26	$1,261,638	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.32%	0.89%	2.35%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTTRX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS0035TSRAR_033126

I-2: PTTPX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,283	$1,003,838
5/31/16	$1,006,906	$1,004,096
6/30/16	$1,020,470	$1,022,137
7/31/16	$1,031,387	$1,028,599
8/31/16	$1,029,058	$1,027,423
9/30/16	$1,032,811	$1,026,821
10/31/16	$1,027,042	$1,018,967
11/30/16	$1,000,706	$994,865
12/31/16	$1,007,191	$996,268
1/31/17	$1,014,237	$998,223
2/28/17	$1,023,518	$1,004,932
3/31/17	$1,023,330	$1,004,405
4/30/17	$1,031,805	$1,012,156
5/31/17	$1,040,242	$1,019,947
6/30/17	$1,041,528	$1,018,920
7/31/17	$1,047,543	$1,023,305
8/31/17	$1,059,835	$1,032,484
9/30/17	$1,056,880	$1,027,566
10/31/17	$1,054,759	$1,028,161
11/30/17	$1,051,664	$1,026,841
12/31/17	$1,057,776	$1,031,554
1/31/18	$1,047,270	$1,019,674
2/28/18	$1,040,834	$1,010,008
3/31/18	$1,044,046	$1,016,485
4/30/18	$1,034,678	$1,008,925
5/31/18	$1,038,964	$1,016,126
6/30/18	$1,039,217	$1,014,876
7/31/18	$1,041,450	$1,015,117
8/31/18	$1,046,117	$1,021,649
9/30/18	$1,039,814	$1,015,070
10/31/18	$1,036,907	$1,007,049
11/30/18	$1,041,923	$1,013,060
12/31/18	$1,053,967	$1,031,671
1/31/19	$1,066,489	$1,042,627
2/28/19	$1,067,150	$1,042,023
3/31/19	$1,082,988	$1,062,032
4/30/19	$1,084,952	$1,062,304
5/31/19	$1,105,496	$1,081,161
6/30/19	$1,117,361	$1,094,739
7/31/19	$1,117,174	$1,097,147
8/31/19	$1,148,273	$1,125,576
9/30/19	$1,143,418	$1,119,581
10/31/19	$1,147,343	$1,122,953
11/30/19	$1,142,647	$1,122,381
12/31/19	$1,139,750	$1,121,599
1/31/20	$1,167,904	$1,143,184
2/29/20	$1,184,810	$1,163,759
3/31/20	$1,164,442	$1,156,911
4/30/20	$1,185,705	$1,177,476
5/31/20	$1,196,976	$1,182,959
6/30/20	$1,209,347	$1,190,410
7/31/20	$1,227,348	$1,208,191
8/31/20	$1,226,055	$1,198,439
9/30/20	$1,227,066	$1,197,782
10/31/20	$1,221,637	$1,192,434
11/30/20	$1,236,057	$1,204,134
12/31/20	$1,239,713	$1,205,794
1/31/21	$1,233,447	$1,197,148
2/28/21	$1,216,693	$1,179,861
3/31/21	$1,201,097	$1,165,128
4/30/21	$1,212,704	$1,174,333
5/31/21	$1,216,906	$1,178,169
6/30/21	$1,225,913	$1,186,447
7/31/21	$1,238,627	$1,199,713
8/31/21	$1,236,840	$1,197,429
9/30/21	$1,229,298	$1,187,061
10/31/21	$1,225,533	$1,186,734
11/30/21	$1,228,861	$1,190,245
12/31/21	$1,228,023	$1,187,200
1/31/22	$1,203,851	$1,161,622
2/28/22	$1,192,729	$1,148,663
3/31/22	$1,151,707	$1,116,751
4/30/22	$1,105,904	$1,074,373
5/31/22	$1,111,648	$1,081,300
6/30/22	$1,088,571	$1,064,336
7/31/22	$1,112,648	$1,090,343
8/31/22	$1,082,618	$1,059,533
9/30/22	$1,035,849	$1,013,755
10/31/22	$1,018,960	$1,000,624
11/30/22	$1,057,224	$1,037,423
12/31/22	$1,053,899	$1,032,743
1/31/23	$1,090,030	$1,064,515
2/28/23	$1,063,333	$1,036,991
3/31/23	$1,084,362	$1,063,333
4/30/23	$1,091,774	$1,069,778
5/31/23	$1,081,199	$1,058,130
6/30/23	$1,077,203	$1,054,356
7/31/23	$1,080,429	$1,053,621
8/31/23	$1,073,868	$1,046,891
9/30/23	$1,046,921	$1,020,288
10/31/23	$1,027,474	$1,004,186
11/30/23	$1,075,795	$1,049,662
12/31/23	$1,119,206	$1,089,842
1/31/24	$1,121,308	$1,086,849
2/29/24	$1,106,902	$1,071,494
3/31/24	$1,118,753	$1,081,388
4/30/24	$1,090,362	$1,054,074
5/31/24	$1,113,467	$1,071,944
6/30/24	$1,122,755	$1,082,092
7/31/24	$1,152,169	$1,107,367
8/31/24	$1,164,713	$1,123,279
9/30/24	$1,181,961	$1,138,319
10/31/24	$1,150,454	$1,110,090
11/30/24	$1,166,893	$1,121,827
12/31/24	$1,147,234	$1,103,468
1/31/25	$1,156,846	$1,109,322
2/28/25	$1,186,593	$1,133,729
3/31/25	$1,187,177	$1,134,155
4/30/25	$1,188,912	$1,138,613
5/31/25	$1,177,098	$1,130,460
6/30/25	$1,200,575	$1,147,843
7/31/25	$1,198,279	$1,144,815
8/31/25	$1,216,789	$1,158,507
9/30/25	$1,232,225	$1,171,145
10/31/25	$1,245,578	$1,178,462
11/30/25	$1,253,906	$1,185,785
12/31/25	$1,253,019	$1,184,031
1/31/26	$1,257,250	$1,185,295
2/28/26	$1,279,887	$1,204,706
3/31/26	$1,249,136	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.22%	0.79%	2.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTTPX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS1902TSRAR_033126

Class R: PTRRX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$114	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index
3/31/16	$10,000	$10,000
4/30/16	$10,038	$10,038
5/31/16	$10,060	$10,041
6/30/16	$10,191	$10,221
7/31/16	$10,295	$10,286
8/31/16	$10,267	$10,274
9/30/16	$10,300	$10,268
10/31/16	$10,238	$10,190
11/30/16	$9,971	$9,949
12/31/16	$10,031	$9,963
1/31/17	$10,097	$9,982
2/28/17	$10,185	$10,049
3/31/17	$10,178	$10,044
4/30/17	$10,258	$10,122
5/31/17	$10,337	$10,199
6/30/17	$10,345	$10,189
7/31/17	$10,400	$10,233
8/31/17	$10,518	$10,325
9/30/17	$10,484	$10,276
10/31/17	$10,458	$10,282
11/30/17	$10,422	$10,268
12/31/17	$10,478	$10,316
1/31/18	$10,369	$10,197
2/28/18	$10,301	$10,100
3/31/18	$10,328	$10,165
4/30/18	$10,231	$10,089
5/31/18	$10,269	$10,161
6/30/18	$10,267	$10,149
7/31/18	$10,284	$10,151
8/31/18	$10,325	$10,216
9/30/18	$10,259	$10,151
10/31/18	$10,226	$10,070
11/30/18	$10,271	$10,131
12/31/18	$10,386	$10,317
1/31/19	$10,505	$10,426
2/28/19	$10,507	$10,420
3/31/19	$10,659	$10,620
4/30/19	$10,674	$10,623
5/31/19	$10,871	$10,812
6/30/19	$10,984	$10,947
7/31/19	$10,978	$10,971
8/31/19	$11,278	$11,256
9/30/19	$11,226	$11,196
10/31/19	$11,260	$11,230
11/30/19	$11,209	$11,224
12/31/19	$11,176	$11,216
1/31/20	$11,448	$11,432
2/29/20	$11,609	$11,638
3/31/20	$11,405	$11,569
4/30/20	$11,609	$11,775
5/31/20	$11,714	$11,830
6/30/20	$11,830	$11,904
7/31/20	$12,001	$12,082
8/31/20	$11,984	$11,984
9/30/20	$11,989	$11,978
10/31/20	$11,931	$11,924
11/30/20	$12,067	$12,041
12/31/20	$12,097	$12,058
1/31/21	$12,031	$11,971
2/28/21	$11,864	$11,799
3/31/21	$11,707	$11,651
4/30/21	$11,815	$11,743
5/31/21	$11,851	$11,782
6/30/21	$11,934	$11,864
7/31/21	$12,052	$11,997
8/31/21	$12,030	$11,974
9/30/21	$11,952	$11,871
10/31/21	$11,910	$11,867
11/30/21	$11,938	$11,902
12/31/21	$11,925	$11,872
1/31/22	$11,685	$11,616
2/28/22	$11,573	$11,487
3/31/22	$11,170	$11,168
4/30/22	$10,721	$10,744
5/31/22	$10,773	$10,813
6/30/22	$10,545	$10,643
7/31/22	$10,774	$10,903
8/31/22	$10,479	$10,595
9/30/22	$10,021	$10,138
10/31/22	$9,854	$10,006
11/30/22	$10,220	$10,374
12/31/22	$10,183	$10,327
1/31/23	$10,529	$10,645
2/28/23	$10,267	$10,370
3/31/23	$10,465	$10,633
4/30/23	$10,534	$10,698
5/31/23	$10,427	$10,581
6/30/23	$10,384	$10,544
7/31/23	$10,411	$10,536
8/31/23	$10,344	$10,469
9/30/23	$10,080	$10,203
10/31/23	$9,889	$10,042
11/30/23	$10,350	$10,497
12/31/23	$10,763	$10,898
1/31/24	$10,779	$10,868
2/29/24	$10,636	$10,715
3/31/24	$10,746	$10,814
4/30/24	$10,469	$10,541
5/31/24	$10,686	$10,719
6/30/24	$10,771	$10,821
7/31/24	$11,048	$11,074
8/31/24	$11,164	$11,233
9/30/24	$11,325	$11,383
10/31/24	$11,018	$11,101
11/30/24	$11,171	$11,218
12/31/24	$10,978	$11,035
1/31/25	$11,066	$11,093
2/28/25	$11,346	$11,337
3/31/25	$11,347	$11,342
4/30/25	$11,359	$11,386
5/31/25	$11,242	$11,305
6/30/25	$11,461	$11,478
7/31/25	$11,435	$11,448
8/31/25	$11,606	$11,585
9/30/25	$11,749	$11,711
10/31/25	$11,871	$11,785
11/30/25	$11,946	$11,858
12/31/25	$11,933	$11,840
1/31/26	$11,968	$11,853
2/28/26	$12,179	$12,047
3/31/26	$11,881	$11,835

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	4.71%	0.30%	1.74%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTRRX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS4505TSRAR_033126

I-3: PTTNX

PIMCO Total Return Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to securitized credit, including non-agency residential mortgage-backed securities, contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to select emerging market currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including underweight exposure to the long end, contributed to relative performance versus the Index, as yields rose.

  Short exposure to select emerging market currencies in Asia, including the new Taiwanese dollar and the Singaporean dollar, detracted from relative performance versus the Index, as they appreciated relative to the U.S. dollar.

  Long exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Long exposure to duration in Japan detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,004,245	$1,003,838
5/31/16	$1,006,823	$1,004,096
6/30/16	$1,020,345	$1,022,137
7/31/16	$1,031,218	$1,028,599
8/31/16	$1,028,847	$1,027,423
9/30/16	$1,032,562	$1,026,821
10/31/16	$1,026,746	$1,018,967
11/30/16	$1,000,376	$994,865
12/31/16	$1,006,822	$996,268
1/31/17	$1,013,818	$998,223
2/28/17	$1,023,056	$1,004,932
3/31/17	$1,022,830	$1,004,405
4/30/17	$1,031,254	$1,012,156
5/31/17	$1,039,643	$1,019,947
6/30/17	$1,040,890	$1,018,920
7/31/17	$1,046,852	$1,023,305
8/31/17	$1,059,091	$1,032,484
9/30/17	$1,056,097	$1,027,566
10/31/17	$1,053,931	$1,028,161
11/30/17	$1,050,795	$1,026,841
12/31/17	$1,056,860	$1,031,554
1/31/18	$1,046,315	$1,019,674
2/28/18	$1,039,845	$1,010,008
3/31/18	$1,043,013	$1,016,485
4/30/18	$1,033,618	$1,008,925
5/31/18	$1,037,905	$1,016,126
6/30/18	$1,038,117	$1,014,876
7/31/18	$1,040,317	$1,015,117
8/31/18	$1,044,931	$1,021,649
9/30/18	$1,038,597	$1,015,070
10/31/18	$1,035,650	$1,007,049
11/30/18	$1,040,614	$1,013,060
12/31/18	$1,052,599	$1,031,671
1/31/19	$1,065,062	$1,042,627
2/28/19	$1,065,682	$1,042,023
3/31/19	$1,081,452	$1,062,032
4/30/19	$1,083,368	$1,062,304
5/31/19	$1,103,836	$1,081,161
6/30/19	$1,115,641	$1,094,739
7/31/19	$1,115,408	$1,097,147
8/31/19	$1,146,406	$1,125,576
9/30/19	$1,141,516	$1,119,581
10/31/19	$1,145,386	$1,122,953
11/30/19	$1,140,650	$1,122,381
12/31/19	$1,137,710	$1,121,599
1/31/20	$1,165,764	$1,143,184
2/29/20	$1,182,594	$1,163,759
3/31/20	$1,162,218	$1,156,911
4/30/20	$1,183,391	$1,177,476
5/31/20	$1,194,591	$1,182,959
6/30/20	$1,206,887	$1,190,410
7/31/20	$1,224,797	$1,208,191
8/31/20	$1,223,459	$1,198,439
9/30/20	$1,224,403	$1,197,782
10/31/20	$1,218,935	$1,192,434
11/30/20	$1,233,274	$1,204,134
12/31/20	$1,236,865	$1,205,794
1/31/21	$1,230,567	$1,197,148
2/28/21	$1,213,805	$1,179,861
3/31/21	$1,198,194	$1,165,128
4/30/21	$1,209,719	$1,174,333
5/31/21	$1,213,862	$1,178,169
6/30/21	$1,222,796	$1,186,447
7/31/21	$1,235,424	$1,199,713
8/31/21	$1,233,591	$1,197,429
9/30/21	$1,226,019	$1,187,061
10/31/21	$1,222,213	$1,186,734
11/30/21	$1,225,482	$1,190,245
12/31/21	$1,224,590	$1,187,200
1/31/22	$1,200,438	$1,161,622
2/28/22	$1,189,301	$1,148,663
3/31/22	$1,148,347	$1,116,751
4/30/22	$1,102,630	$1,074,373
5/31/22	$1,108,313	$1,081,300
6/30/22	$1,085,265	$1,064,336
7/31/22	$1,109,223	$1,090,343
8/31/22	$1,079,239	$1,059,533
9/30/22	$1,032,569	$1,013,755
10/31/22	$1,015,693	$1,000,624
11/30/22	$1,053,793	$1,037,423
12/31/22	$1,050,434	$1,032,743
1/31/23	$1,086,403	$1,064,515
2/28/23	$1,059,754	$1,036,991
3/31/23	$1,080,664	$1,063,333
4/30/23	$1,088,009	$1,069,778
5/31/23	$1,077,425	$1,058,130
6/30/23	$1,073,396	$1,054,356
7/31/23	$1,076,569	$1,053,621
8/31/23	$1,069,986	$1,046,891
9/30/23	$1,043,092	$1,020,288
10/31/23	$1,023,677	$1,004,186
11/30/23	$1,071,776	$1,049,662
12/31/23	$1,114,977	$1,089,842
1/31/24	$1,117,025	$1,086,849
2/29/24	$1,102,630	$1,071,494
3/31/24	$1,114,388	$1,081,388
4/30/24	$1,086,063	$1,054,074
5/31/24	$1,109,028	$1,071,944
6/30/24	$1,118,237	$1,082,092
7/31/24	$1,147,484	$1,107,367
8/31/24	$1,159,925	$1,123,279
9/30/24	$1,177,058	$1,138,319
10/31/24	$1,145,633	$1,110,090
11/30/24	$1,161,954	$1,121,827
12/31/24	$1,142,329	$1,103,468
1/31/25	$1,151,849	$1,109,322
2/28/25	$1,181,423	$1,133,729
3/31/25	$1,181,959	$1,134,155
4/30/25	$1,183,639	$1,138,613
5/31/25	$1,171,825	$1,130,460
6/30/25	$1,195,151	$1,147,843
7/31/25	$1,192,815	$1,144,815
8/31/25	$1,211,187	$1,158,507
9/30/25	$1,226,504	$1,171,145
10/31/25	$1,239,740	$1,178,462
11/30/25	$1,247,982	$1,185,785
12/31/25	$1,247,045	$1,184,031
1/31/26	$1,251,203	$1,185,295
2/28/26	$1,273,684	$1,204,706
3/31/26	$1,243,030	$1,183,475

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.17%	0.74%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$47,077,876
# of Portfolio Holdings	7,413
Portfolio Turnover Rate	497%
Total Net Advisory Fees Paid During the Reporting Period	$113,873
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	43.0%
Corporate Bonds & Notes	21.7%
Non-Agency Mortgage-Backed Securities	20.9%
U.S. Treasury Obligations	18.0%
Sovereign Issues	10.9%
Asset-Backed Securities	7.8%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	3.0%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(34.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTTNX

PIMCO Total Return Fund

Annual Shareholder Report |

March 31, 2026

PIMS2204TSRAR_033126

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$9,629	$10,000	$10,000
4/30/16	$9,773	$10,017	$10,005
5/31/16	$9,835	$10,059	$10,011
6/30/16	$9,895	$10,251	$10,016
7/31/16	$10,102	$10,312	$10,021
8/31/16	$10,185	$10,307	$10,026
9/30/16	$10,257	$10,306	$10,032
10/31/16	$10,288	$10,206	$10,039
11/30/16	$10,288	$10,037	$10,046
12/31/16	$10,414	$10,065	$10,053
1/31/17	$10,488	$10,028	$10,061
2/28/17	$10,573	$10,114	$10,069
3/31/17	$10,668	$10,109	$10,078
4/30/17	$10,742	$10,178	$10,087
5/31/17	$10,795	$10,237	$10,097
6/30/17	$10,824	$10,208	$10,107
7/31/17	$10,888	$10,242	$10,118
8/31/17	$10,974	$10,335	$10,128
9/30/17	$11,040	$10,288	$10,139
10/31/17	$11,084	$10,331	$10,151
11/30/17	$11,094	$10,347	$10,162
12/31/17	$11,096	$10,370	$10,173
1/31/18	$11,151	$10,296	$10,188
2/28/18	$11,085	$10,273	$10,202
3/31/18	$11,098	$10,358	$10,216
4/30/18	$11,087	$10,320	$10,236
5/31/18	$11,054	$10,358	$10,256
6/30/18	$11,026	$10,377	$10,275
7/31/18	$11,137	$10,380	$10,295
8/31/18	$11,148	$10,412	$10,315
9/30/18	$11,172	$10,372	$10,335
10/31/18	$11,083	$10,352	$10,356
11/30/18	$11,027	$10,403	$10,377
12/31/18	$10,955	$10,553	$10,397
1/31/19	$11,160	$10,665	$10,421
2/28/19	$11,284	$10,678	$10,446
3/31/19	$11,347	$10,869	$10,470
4/30/19	$11,473	$10,875	$10,493
5/31/19	$11,461	$11,032	$10,516
6/30/19	$11,598	$11,186	$10,538
7/31/19	$11,586	$11,274	$10,559
8/31/19	$11,644	$11,530	$10,579
9/30/19	$11,659	$11,477	$10,600
10/31/19	$11,740	$11,457	$10,618
11/30/19	$11,752	$11,443	$10,637
12/31/19	$11,846	$11,420	$10,656
1/31/20	$11,928	$11,626	$10,673
2/29/20	$11,881	$11,768	$10,690
3/31/20	$10,778	$11,585	$10,708
4/30/20	$11,111	$11,773	$10,721
5/31/20	$11,324	$11,806	$10,734
6/30/20	$11,466	$11,865	$10,747
7/31/20	$11,741	$11,995	$10,749
8/31/20	$11,813	$11,908	$10,752
9/30/20	$11,808	$11,951	$10,755
10/31/20	$11,795	$11,952	$10,757
11/30/20	$12,072	$12,020	$10,759
12/31/20	$12,193	$12,057	$10,761
1/31/21	$12,242	$11,993	$10,763
2/28/21	$12,254	$11,806	$10,765
3/31/21	$12,245	$11,760	$10,768
4/30/21	$12,319	$11,790	$10,769
5/31/21	$12,356	$11,817	$10,771
6/30/21	$12,390	$11,874	$10,773
7/31/21	$12,390	$12,022	$10,774
8/31/21	$12,440	$11,998	$10,776
9/30/21	$12,413	$11,884	$10,777
10/31/21	$12,288	$11,853	$10,778
11/30/21	$12,251	$11,938	$10,779
12/31/21	$12,326	$11,890	$10,781
1/31/22	$12,225	$11,703	$10,783
2/28/22	$12,100	$11,547	$10,785
3/31/22	$12,032	$11,298	$10,787
4/30/22	$11,855	$10,994	$10,796
5/31/22	$11,805	$10,979	$10,805
6/30/22	$11,435	$10,813	$10,814
7/31/22	$11,765	$11,088	$10,828
8/31/22	$11,715	$10,799	$10,850
9/30/22	$11,517	$10,452	$10,872
10/31/22	$11,542	$10,416	$10,900
11/30/22	$11,837	$10,682	$10,934
12/31/22	$11,858	$10,556	$10,972
1/31/23	$12,144	$10,799	$11,013
2/28/23	$12,014	$10,626	$11,052
3/31/23	$12,168	$10,862	$11,096
4/30/23	$12,233	$10,918	$11,140
5/31/23	$12,194	$10,875	$11,188
6/30/23	$12,228	$10,869	$11,236
7/31/23	$12,334	$10,872	$11,285
8/31/23	$12,307	$10,858	$11,336
9/30/23	$12,209	$10,671	$11,387
10/31/23	$12,116	$10,595	$11,439
11/30/23	$12,515	$10,960	$11,490
12/31/23	$12,818	$11,310	$11,543
1/31/24	$12,872	$11,288	$11,596
2/29/24	$12,859	$11,210	$11,645
3/31/24	$12,989	$11,311	$11,699
4/30/24	$12,948	$11,129	$11,751
5/31/24	$13,112	$11,228	$11,805
6/30/24	$13,183	$11,325	$11,854
7/31/24	$13,349	$11,544	$11,912
8/31/24	$13,474	$11,670	$11,967
9/30/24	$13,604	$11,806	$12,018
10/31/24	$13,576	$11,646	$12,068
11/30/24	$13,702	$11,784	$12,116
12/31/24	$13,695	$11,694	$12,163
1/31/25	$13,794	$11,739	$12,208
2/28/25	$13,951	$11,881	$12,250
3/31/25	$13,985	$11,831	$12,295
4/30/25	$14,086	$11,948	$12,340
5/31/25	$14,028	$11,908	$12,386
6/30/25	$14,219	$12,022	$12,430
7/31/25	$14,233	$12,013	$12,477
8/31/25	$14,394	$12,078	$12,524
9/30/25	$14,482	$12,167	$12,569
10/31/25	$14,570	$12,263	$12,614
11/30/25	$14,674	$12,289	$12,656
12/31/25	$14,724	$12,263	$12,697
1/31/26	$14,754	$12,292	$12,738
2/28/26	$14,769	$12,465	$12,774
3/31/26	$14,408	$12,244	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.02%	3.31%	4.11%
Class A (including sales charge)	(0.86%)	2.52%	3.72%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6033TSRAR_033126

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,140	$10,017	$10,005
5/31/16	$10,194	$10,059	$10,011
6/30/16	$10,242	$10,251	$10,016
7/31/16	$10,459	$10,312	$10,021
8/31/16	$10,534	$10,307	$10,026
9/30/16	$10,609	$10,306	$10,032
10/31/16	$10,631	$10,206	$10,039
11/30/16	$10,620	$10,037	$10,046
12/31/16	$10,748	$10,065	$10,053
1/31/17	$10,814	$10,028	$10,061
2/28/17	$10,903	$10,114	$10,069
3/31/17	$10,991	$10,109	$10,078
4/30/17	$11,058	$10,178	$10,087
5/31/17	$11,102	$10,237	$10,097
6/30/17	$11,127	$10,208	$10,107
7/31/17	$11,183	$10,242	$10,118
8/31/17	$11,261	$10,335	$10,128
9/30/17	$11,329	$10,288	$10,139
10/31/17	$11,362	$10,331	$10,151
11/30/17	$11,362	$10,347	$10,162
12/31/17	$11,364	$10,370	$10,173
1/31/18	$11,410	$10,296	$10,188
2/28/18	$11,342	$10,273	$10,202
3/31/18	$11,336	$10,358	$10,216
4/30/18	$11,324	$10,320	$10,236
5/31/18	$11,279	$10,358	$10,256
6/30/18	$11,256	$10,377	$10,275
7/31/18	$11,359	$10,380	$10,295
8/31/18	$11,359	$10,412	$10,315
9/30/18	$11,374	$10,372	$10,335
10/31/18	$11,282	$10,352	$10,356
11/30/18	$11,213	$10,403	$10,377
12/31/18	$11,133	$10,553	$10,397
1/31/19	$11,332	$10,665	$10,421
2/28/19	$11,449	$10,678	$10,446
3/31/19	$11,521	$10,869	$10,470
4/30/19	$11,627	$10,875	$10,493
5/31/19	$11,615	$11,032	$10,516
6/30/19	$11,740	$11,186	$10,538
7/31/19	$11,728	$11,274	$10,559
8/31/19	$11,775	$11,530	$10,579
9/30/19	$11,780	$11,477	$10,600
10/31/19	$11,851	$11,457	$10,618
11/30/19	$11,863	$11,443	$10,637
12/31/19	$11,944	$11,420	$10,656
1/31/20	$12,028	$11,626	$10,673
2/29/20	$11,968	$11,768	$10,690
3/31/20	$10,858	$11,585	$10,708
4/30/20	$11,173	$11,773	$10,721
5/31/20	$11,391	$11,806	$10,734
6/30/20	$11,534	$11,865	$10,747
7/31/20	$11,803	$11,995	$10,749
8/31/20	$11,851	$11,908	$10,752
9/30/20	$11,848	$11,951	$10,755
10/31/20	$11,836	$11,952	$10,757
11/30/20	$12,093	$12,020	$10,759
12/31/20	$12,212	$12,057	$10,761
1/31/21	$12,262	$11,993	$10,763
2/28/21	$12,262	$11,806	$10,765
3/31/21	$12,240	$11,760	$10,768
4/30/21	$12,302	$11,790	$10,769
5/31/21	$12,327	$11,817	$10,771
6/30/21	$12,372	$11,874	$10,773
7/31/21	$12,347	$12,022	$10,774
8/31/21	$12,396	$11,998	$10,776
9/30/21	$12,358	$11,884	$10,777
10/31/21	$12,232	$11,853	$10,778
11/30/21	$12,182	$11,938	$10,779
12/31/21	$12,253	$11,890	$10,781
1/31/22	$12,139	$11,703	$10,783
2/28/22	$12,012	$11,547	$10,785
3/31/22	$11,939	$11,298	$10,787
4/30/22	$11,748	$10,994	$10,796
5/31/22	$11,697	$10,979	$10,805
6/30/22	$11,323	$10,813	$10,814
7/31/22	$11,643	$11,088	$10,828
8/31/22	$11,592	$10,799	$10,850
9/30/22	$11,384	$10,452	$10,872
10/31/22	$11,397	$10,416	$10,900
11/30/22	$11,680	$10,682	$10,934
12/31/22	$11,709	$10,556	$10,972
1/31/23	$11,982	$10,799	$11,013
2/28/23	$11,839	$10,626	$11,052
3/31/23	$11,975	$10,862	$11,096
4/30/23	$12,040	$10,918	$11,140
5/31/23	$11,988	$10,875	$11,188
6/30/23	$12,019	$10,869	$11,236
7/31/23	$12,124	$10,872	$11,285
8/31/23	$12,085	$10,858	$11,336
9/30/23	$11,977	$10,671	$11,387
10/31/23	$11,870	$10,595	$11,439
11/30/23	$12,269	$10,960	$11,490
12/31/23	$12,543	$11,310	$11,543
1/31/24	$12,597	$11,288	$11,596
2/29/24	$12,583	$11,210	$11,645
3/31/24	$12,693	$11,311	$11,699
4/30/24	$12,652	$11,129	$11,751
5/31/24	$12,802	$11,228	$11,805
6/30/24	$12,856	$11,325	$11,854
7/31/24	$13,008	$11,544	$11,912
8/31/24	$13,118	$11,670	$11,967
9/30/24	$13,256	$11,806	$12,018
10/31/24	$13,201	$11,646	$12,068
11/30/24	$13,326	$11,784	$12,116
12/31/24	$13,308	$11,694	$12,163
1/31/25	$13,407	$11,739	$12,208
2/28/25	$13,534	$11,881	$12,250
3/31/25	$13,559	$11,831	$12,295
4/30/25	$13,659	$11,948	$12,340
5/31/25	$13,587	$11,908	$12,386
6/30/25	$13,770	$12,022	$12,430
7/31/25	$13,770	$12,013	$12,477
8/31/25	$13,914	$12,078	$12,524
9/30/25	$13,990	$12,167	$12,569
10/31/25	$14,063	$12,263	$12,614
11/30/25	$14,150	$12,289	$12,656
12/31/25	$14,205	$12,263	$12,697
1/31/26	$14,220	$12,292	$12,738
2/28/26	$14,220	$12,465	$12,774
3/31/26	$13,870	$12,244	$12,814

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.30%	2.53%	3.33%
Class C (including sales charge)	1.31%	2.53%	3.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6233TSRAR_033126

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,016,094	$1,001,698	$1,000,526
5/31/16	$1,021,459	$1,005,932	$1,001,052
6/30/16	$1,028,504	$1,025,081	$1,001,578
7/31/16	$1,050,089	$1,031,206	$1,002,105
8/31/16	$1,059,802	$1,030,680	$1,002,632
9/30/16	$1,067,320	$1,030,557	$1,003,159
10/31/16	$1,070,574	$1,020,565	$1,003,860
11/30/16	$1,070,574	$1,003,709	$1,004,560
12/31/16	$1,084,604	$1,006,459	$1,005,261
1/31/17	$1,092,359	$1,002,793	$1,006,097
2/28/17	$1,102,330	$1,011,378	$1,006,934
3/31/17	$1,112,301	$1,010,911	$1,007,772
4/30/17	$1,120,056	$1,017,767	$1,008,736
5/31/17	$1,126,703	$1,023,707	$1,009,699
6/30/17	$1,129,231	$1,020,842	$1,010,664
7/31/17	$1,135,953	$1,024,198	$1,011,756
8/31/17	$1,146,035	$1,033,532	$1,012,848
9/30/17	$1,153,939	$1,028,761	$1,013,943
10/31/17	$1,157,323	$1,033,100	$1,015,069
11/30/17	$1,159,579	$1,034,700	$1,016,196
12/31/17	$1,159,925	$1,037,013	$1,017,325
1/31/18	$1,166,788	$1,029,610	$1,018,760
2/28/18	$1,159,925	$1,027,288	$1,020,198
3/31/18	$1,161,035	$1,035,806	$1,021,638
4/30/18	$1,161,035	$1,031,952	$1,023,597
5/31/18	$1,157,580	$1,035,807	$1,025,561
6/30/18	$1,155,477	$1,037,738	$1,027,529
7/31/18	$1,167,125	$1,038,022	$1,029,527
8/31/18	$1,168,290	$1,041,212	$1,031,530
9/30/18	$1,170,887	$1,037,229	$1,033,537
10/31/18	$1,162,682	$1,035,202	$1,035,592
11/30/18	$1,156,822	$1,040,267	$1,037,651
12/31/18	$1,149,528	$1,055,294	$1,039,715
1/31/19	$1,171,015	$1,066,471	$1,042,143
2/28/19	$1,185,339	$1,067,753	$1,044,577
3/31/19	$1,193,154	$1,086,877	$1,047,017
4/30/19	$1,205,206	$1,087,524	$1,049,286
5/31/19	$1,205,206	$1,103,173	$1,051,561
6/30/19	$1,219,306	$1,118,641	$1,053,840
7/31/19	$1,219,306	$1,127,444	$1,055,886
8/31/19	$1,225,378	$1,153,012	$1,057,936
9/30/19	$1,226,956	$1,147,669	$1,059,991
10/31/19	$1,235,571	$1,145,688	$1,061,850
11/30/19	$1,238,032	$1,144,344	$1,063,711
12/31/19	$1,247,913	$1,141,998	$1,065,577
1/31/20	$1,257,857	$1,162,607	$1,067,304
2/29/20	$1,252,885	$1,176,836	$1,069,033
3/31/20	$1,137,248	$1,158,521	$1,070,765
4/30/20	$1,172,356	$1,177,276	$1,072,060
5/31/20	$1,196,180	$1,180,613	$1,073,355
6/30/20	$1,212,021	$1,186,505	$1,074,652
7/31/20	$1,241,089	$1,199,470	$1,074,928
8/31/20	$1,247,408	$1,190,779	$1,075,203
9/30/20	$1,248,008	$1,195,129	$1,075,480
10/31/20	$1,248,008	$1,195,216	$1,075,677
11/30/20	$1,277,298	$1,202,035	$1,075,874
12/31/20	$1,290,479	$1,205,728	$1,076,072
1/31/21	$1,296,932	$1,199,261	$1,076,299
2/28/21	$1,298,222	$1,180,606	$1,076,527
3/31/21	$1,297,152	$1,175,955	$1,076,755
4/30/21	$1,304,943	$1,179,029	$1,076,937
5/31/21	$1,308,839	$1,181,661	$1,077,119
6/30/21	$1,314,701	$1,187,424	$1,077,300
7/31/21	$1,314,701	$1,202,182	$1,077,433
8/31/21	$1,319,923	$1,199,773	$1,077,565
9/30/21	$1,317,061	$1,188,446	$1,077,697
10/31/21	$1,305,172	$1,185,338	$1,077,815
11/30/21	$1,301,209	$1,193,793	$1,077,933
12/31/21	$1,308,970	$1,188,952	$1,078,052
1/31/22	$1,298,295	$1,170,272	$1,078,252
2/28/22	$1,286,286	$1,154,705	$1,078,453
3/31/22	$1,280,306	$1,129,814	$1,078,655
4/30/22	$1,261,478	$1,099,449	$1,079,559
5/31/22	$1,256,099	$1,097,936	$1,080,464
6/30/22	$1,217,714	$1,081,273	$1,081,370
7/31/22	$1,252,893	$1,108,814	$1,082,840
8/31/22	$1,248,834	$1,079,868	$1,084,974
9/30/22	$1,227,653	$1,045,202	$1,087,187
10/31/22	$1,230,384	$1,041,624	$1,090,024
11/30/22	$1,261,793	$1,068,168	$1,093,382
12/31/22	$1,265,705	$1,055,562	$1,097,197
1/31/23	$1,296,170	$1,079,874	$1,101,269
2/28/23	$1,282,322	$1,062,650	$1,105,156
3/31/23	$1,299,676	$1,086,213	$1,109,554
4/30/23	$1,306,671	$1,091,806	$1,114,015
5/31/23	$1,302,474	$1,087,507	$1,118,838
6/30/23	$1,307,077	$1,086,858	$1,123,559
7/31/23	$1,319,795	$1,087,210	$1,128,492
8/31/23	$1,316,968	$1,085,844	$1,133,649
9/30/23	$1,306,247	$1,067,119	$1,138,672
10/31/23	$1,296,276	$1,059,542	$1,143,887
11/30/23	$1,340,435	$1,095,972	$1,148,966
12/31/23	$1,372,933	$1,130,998	$1,154,251
1/31/24	$1,380,152	$1,128,781	$1,159,560
2/29/24	$1,378,708	$1,121,036	$1,164,535
3/31/24	$1,392,382	$1,131,144	$1,169,880
4/30/24	$1,389,444	$1,112,932	$1,175,074
5/31/24	$1,407,069	$1,122,780	$1,180,456
6/30/24	$1,414,197	$1,132,522	$1,185,355
7/31/24	$1,433,529	$1,154,402	$1,191,175
8/31/24	$1,446,912	$1,167,045	$1,196,655
9/30/24	$1,462,618	$1,180,588	$1,201,824
10/31/24	$1,458,099	$1,164,612	$1,206,847
11/30/24	$1,473,162	$1,178,445	$1,211,567
12/31/24	$1,473,962	$1,169,402	$1,216,304
1/31/25	$1,484,665	$1,173,932	$1,220,841
2/28/25	$1,501,484	$1,188,068	$1,224,967
3/31/25	$1,504,569	$1,183,110	$1,229,536
4/30/25	$1,516,978	$1,194,759	$1,233,987
5/31/25	$1,510,773	$1,190,809	$1,238,578
6/30/25	$1,532,457	$1,202,213	$1,243,036
7/31/25	$1,534,027	$1,201,251	$1,247,698
8/31/25	$1,551,299	$1,207,833	$1,252,364
9/30/25	$1,560,901	$1,216,730	$1,256,860
10/31/25	$1,572,028	$1,226,335	$1,261,410
11/30/25	$1,583,154	$1,228,914	$1,265,611
12/31/25	$1,590,366	$1,226,279	$1,269,736
1/31/26	$1,593,602	$1,229,243	$1,273,762
2/28/26	$1,595,219	$1,246,523	$1,277,392
3/31/26	$1,555,957	$1,224,396	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.42%	3.71%	4.52%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2028TSRAR_033126

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$76	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the banking sector contributed to absolute performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency residential mortgage-backed securities contributed to absolute performance, as spreads tightened.

  Long exposure to the healthcare sector contributed to absolute performance, as innovation buoyed profitability.

  Long exposure to duration detracted from absolute performance, as rates rose.

  Short exposure to the home construction sector detracted from absolute performance, as broader positive market performance in 2025 supported the sector.

  Security selection within the metals and mining sector detracted from absolute performance, as a select issuer’s prices fell.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,015,054	$1,001,698	$1,000,526
5/31/16	$1,021,505	$1,005,932	$1,001,052
6/30/16	$1,027,234	$1,025,081	$1,001,578
7/31/16	$1,049,942	$1,031,206	$1,002,105
8/31/16	$1,058,592	$1,030,680	$1,002,632
9/30/16	$1,066,822	$1,030,557	$1,003,159
10/31/16	$1,070,081	$1,020,565	$1,003,860
11/30/16	$1,070,081	$1,003,709	$1,004,560
12/31/16	$1,084,346	$1,006,459	$1,005,261
1/31/17	$1,092,115	$1,002,793	$1,006,097
2/28/17	$1,100,994	$1,011,378	$1,006,934
3/31/17	$1,110,983	$1,010,911	$1,007,772
4/30/17	$1,118,752	$1,017,767	$1,008,736
5/31/17	$1,124,302	$1,023,707	$1,009,699
6/30/17	$1,127,899	$1,020,842	$1,010,664
7/31/17	$1,134,632	$1,024,198	$1,011,756
8/31/17	$1,143,611	$1,033,532	$1,012,848
9/30/17	$1,151,399	$1,028,761	$1,013,943
10/31/17	$1,155,919	$1,033,100	$1,015,069
11/30/17	$1,157,049	$1,034,700	$1,016,196
12/31/17	$1,158,347	$1,037,013	$1,017,325
1/31/18	$1,164,076	$1,029,610	$1,018,760
2/28/18	$1,157,201	$1,027,288	$1,020,198
3/31/18	$1,159,113	$1,035,806	$1,021,638
4/30/18	$1,157,959	$1,031,952	$1,023,597
5/31/18	$1,154,499	$1,035,807	$1,025,561
6/30/18	$1,153,349	$1,037,738	$1,027,529
7/31/18	$1,163,845	$1,038,022	$1,029,527
8/31/18	$1,166,177	$1,041,212	$1,031,530
9/30/18	$1,168,504	$1,037,229	$1,033,537
10/31/18	$1,159,118	$1,035,202	$1,035,592
11/30/18	$1,153,252	$1,040,267	$1,037,651
12/31/18	$1,146,864	$1,055,294	$1,039,715
1/31/19	$1,168,368	$1,066,471	$1,042,143
2/28/19	$1,181,509	$1,067,753	$1,044,577
3/31/19	$1,189,024	$1,086,877	$1,047,017
4/30/19	$1,201,083	$1,087,524	$1,049,286
5/31/19	$1,201,083	$1,103,173	$1,051,561
6/30/19	$1,214,992	$1,118,641	$1,053,840
7/31/19	$1,214,992	$1,127,444	$1,055,886
8/31/19	$1,221,067	$1,153,012	$1,057,936
9/30/19	$1,222,368	$1,147,669	$1,059,991
10/31/19	$1,230,985	$1,145,688	$1,061,850
11/30/19	$1,233,447	$1,144,344	$1,063,711
12/31/19	$1,243,016	$1,141,998	$1,065,577
1/31/20	$1,252,960	$1,162,607	$1,067,304
2/29/20	$1,247,988	$1,176,836	$1,069,033
3/31/20	$1,132,213	$1,158,521	$1,070,765
4/30/20	$1,167,320	$1,177,276	$1,072,060
5/31/20	$1,191,143	$1,180,613	$1,073,355
6/30/20	$1,205,572	$1,186,505	$1,074,652
7/31/20	$1,234,637	$1,199,470	$1,074,928
8/31/20	$1,242,219	$1,190,779	$1,075,203
9/30/20	$1,242,527	$1,195,129	$1,075,480
10/31/20	$1,241,254	$1,195,216	$1,075,677
11/30/20	$1,270,535	$1,202,035	$1,075,874
12/31/20	$1,284,698	$1,205,728	$1,076,072
1/31/21	$1,289,857	$1,199,261	$1,076,299
2/28/21	$1,291,147	$1,180,606	$1,076,527
3/31/21	$1,289,855	$1,175,955	$1,076,755
4/30/21	$1,297,641	$1,179,029	$1,076,937
5/31/21	$1,302,831	$1,181,661	$1,077,119
6/30/21	$1,307,208	$1,187,424	$1,077,300
7/31/21	$1,307,208	$1,202,182	$1,077,433
8/31/21	$1,312,427	$1,199,773	$1,077,565
9/30/21	$1,309,276	$1,188,446	$1,077,697
10/31/21	$1,297,398	$1,185,338	$1,077,815
11/30/21	$1,293,438	$1,193,793	$1,077,933
12/31/21	$1,300,873	$1,188,952	$1,078,052
1/31/22	$1,291,543	$1,170,272	$1,078,252
2/28/22	$1,278,214	$1,154,705	$1,078,453
3/31/22	$1,271,955	$1,129,814	$1,078,655
4/30/22	$1,253,151	$1,099,449	$1,079,559
5/31/22	$1,249,122	$1,097,936	$1,080,464
6/30/22	$1,209,248	$1,081,273	$1,081,370
7/31/22	$1,244,377	$1,108,814	$1,082,840
8/31/22	$1,240,324	$1,079,868	$1,084,974
9/30/22	$1,218,889	$1,045,202	$1,087,187
10/31/22	$1,221,616	$1,041,624	$1,090,024
11/30/22	$1,252,975	$1,068,168	$1,093,382
12/31/22	$1,256,562	$1,055,562	$1,097,197
1/31/23	$1,286,974	$1,079,874	$1,101,269
2/28/23	$1,273,150	$1,062,650	$1,105,156
3/31/23	$1,288,858	$1,086,213	$1,109,554
4/30/23	$1,297,236	$1,091,806	$1,114,015
5/31/23	$1,293,047	$1,087,507	$1,118,838
6/30/23	$1,297,420	$1,086,858	$1,123,559
7/31/23	$1,308,702	$1,087,210	$1,128,492
8/31/23	$1,307,292	$1,085,844	$1,133,649
9/30/23	$1,296,345	$1,067,119	$1,138,672
10/31/23	$1,286,395	$1,059,542	$1,143,887
11/30/23	$1,329,037	$1,095,972	$1,148,966
12/31/23	$1,361,042	$1,130,998	$1,154,251
1/31/24	$1,368,243	$1,128,781	$1,159,560
2/29/24	$1,366,803	$1,121,036	$1,164,535
3/31/24	$1,380,207	$1,131,144	$1,169,880
4/30/24	$1,377,277	$1,112,932	$1,175,074
5/31/24	$1,394,859	$1,122,780	$1,180,456
6/30/24	$1,401,671	$1,132,522	$1,185,355
7/31/24	$1,420,953	$1,154,402	$1,191,175
8/31/24	$1,434,302	$1,167,045	$1,196,655
9/30/24	$1,449,689	$1,180,588	$1,201,824
10/31/24	$1,445,182	$1,164,612	$1,206,847
11/30/24	$1,460,205	$1,178,445	$1,211,567
12/31/24	$1,460,621	$1,169,402	$1,216,304
1/31/25	$1,471,293	$1,173,932	$1,220,841
2/28/25	$1,486,540	$1,188,068	$1,224,967
3/31/25	$1,490,793	$1,183,110	$1,229,536
4/30/25	$1,503,165	$1,194,759	$1,233,987
5/31/25	$1,496,979	$1,190,809	$1,238,578
6/30/25	$1,518,406	$1,202,213	$1,243,036
7/31/25	$1,519,971	$1,201,251	$1,247,698
8/31/25	$1,537,190	$1,207,833	$1,252,364
9/30/25	$1,546,437	$1,216,730	$1,256,860
10/31/25	$1,555,943	$1,226,335	$1,261,410
11/30/25	$1,567,035	$1,228,914	$1,265,611
12/31/25	$1,573,750	$1,226,279	$1,269,736
1/31/26	$1,578,587	$1,229,243	$1,273,762
2/28/26	$1,578,587	$1,246,523	$1,277,392
3/31/26	$1,540,828	$1,224,396	$1,281,416

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.36%	3.62%	4.42%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Fund's primary benchmark.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$506,629
# of Portfolio Holdings	895
Portfolio Turnover Rate	317%
Total Net Advisory Fees Paid During the Reporting Period	$1,439
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.5%
U.S. Government Agencies	34.5%
Sovereign Issues	10.6%
Loan Participations and Assignments	5.9%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	2.9%
Non-Agency Mortgage-Backed Securities	1.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	16.3%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(33.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.40% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2030TSRAR_033126

Class A: PDVAX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,833	$10,017	$10,189
5/31/16	$9,895	$10,059	$10,198
6/30/16	$10,099	$10,251	$10,405
7/31/16	$10,296	$10,312	$10,596
8/31/16	$10,437	$10,307	$10,742
9/30/16	$10,474	$10,306	$10,758
10/31/16	$10,439	$10,206	$10,686
11/30/16	$10,233	$10,037	$10,449
12/31/16	$10,365	$10,065	$10,582
1/31/17	$10,459	$10,028	$10,673
2/28/17	$10,623	$10,114	$10,830
3/31/17	$10,692	$10,109	$10,837
4/30/17	$10,825	$10,178	$10,971
5/31/17	$10,952	$10,237	$11,066
6/30/17	$10,932	$10,208	$11,064
7/31/17	$11,027	$10,242	$11,150
8/31/17	$11,155	$10,335	$11,252
9/30/17	$11,160	$10,288	$11,268
10/31/17	$11,207	$10,331	$11,323
11/30/17	$11,183	$10,347	$11,302
12/31/17	$11,238	$10,370	$11,353
1/31/18	$11,191	$10,296	$11,336
2/28/18	$11,081	$10,273	$11,198
3/31/18	$11,155	$10,358	$11,210
4/30/18	$11,126	$10,320	$11,162
5/31/18	$11,099	$10,358	$11,123
6/30/18	$11,062	$10,377	$11,083
7/31/18	$11,182	$10,380	$11,222
8/31/18	$11,150	$10,412	$11,193
9/30/18	$11,235	$10,372	$11,265
10/31/18	$11,116	$10,352	$11,107
11/30/18	$11,085	$10,403	$11,057
12/31/18	$11,083	$10,553	$11,100
1/31/19	$11,464	$10,665	$11,475
2/28/19	$11,547	$10,678	$11,579
3/31/19	$11,716	$10,869	$11,763
4/30/19	$11,787	$10,875	$11,842
5/31/19	$11,819	$11,032	$11,871
6/30/19	$12,124	$11,186	$12,172
7/31/19	$12,196	$11,274	$12,284
8/31/19	$12,280	$11,530	$12,433
9/30/19	$12,258	$11,477	$12,408
10/31/19	$12,316	$11,457	$12,446
11/30/19	$12,353	$11,443	$12,472
12/31/19	$12,449	$11,420	$12,619
1/31/20	$12,631	$11,626	$12,786
2/29/20	$12,609	$11,768	$12,729
3/31/20	$11,500	$11,585	$11,475
4/30/20	$11,797	$11,773	$11,897
5/31/20	$12,137	$11,806	$12,320
6/30/20	$12,315	$11,865	$12,543
7/31/20	$12,681	$11,995	$12,969
8/31/20	$12,736	$11,908	$12,988
9/30/20	$12,636	$11,951	$12,872
10/31/20	$12,626	$11,952	$12,890
11/30/20	$13,049	$12,020	$13,290
12/31/20	$13,192	$12,057	$13,452
1/31/21	$13,094	$11,993	$13,374
2/28/21	$12,930	$11,806	$13,206
3/31/21	$12,846	$11,760	$13,128
4/30/21	$12,998	$11,790	$13,282
5/31/21	$13,063	$11,817	$13,358
6/30/21	$13,189	$11,874	$13,492
7/31/21	$13,271	$12,022	$13,594
8/31/21	$13,325	$11,998	$13,645
9/30/21	$13,192	$11,884	$13,510
10/31/21	$13,144	$11,853	$13,496
11/30/21	$13,047	$11,938	$13,407
12/31/21	$13,184	$11,890	$13,535
1/31/22	$12,835	$11,703	$13,184
2/28/22	$12,416	$11,547	$12,794
3/31/22	$12,236	$11,298	$12,627
4/30/22	$11,683	$10,994	$12,092
5/31/22	$11,705	$10,979	$12,111
6/30/22	$11,111	$10,813	$11,517
7/31/22	$11,598	$11,088	$11,989
8/31/22	$11,320	$10,799	$11,724
9/30/22	$10,821	$10,452	$11,169
10/31/22	$10,904	$10,416	$11,256
11/30/22	$11,397	$10,682	$11,762
12/31/22	$11,324	$10,556	$11,718
1/31/23	$11,746	$10,799	$12,105
2/28/23	$11,475	$10,626	$11,881
3/31/23	$11,607	$10,862	$12,063
4/30/23	$11,648	$10,918	$12,145
5/31/23	$11,564	$10,875	$12,057
6/30/23	$11,701	$10,869	$12,183
7/31/23	$11,830	$10,872	$12,327
8/31/23	$11,786	$10,858	$12,269
9/30/23	$11,561	$10,671	$12,047
10/31/23	$11,426	$10,595	$11,926
11/30/23	$11,976	$10,960	$12,496
12/31/23	$12,451	$11,310	$12,989
1/31/24	$12,430	$11,288	$12,947
2/29/24	$12,413	$11,210	$12,937
3/31/24	$12,603	$11,311	$13,116
4/30/24	$12,391	$11,129	$12,921
5/31/24	$12,576	$11,228	$13,102
6/30/24	$12,661	$11,325	$13,200
7/31/24	$12,897	$11,544	$13,445
8/31/24	$13,087	$11,670	$13,665
9/30/24	$13,287	$11,806	$13,865
10/31/24	$13,099	$11,646	$13,695
11/30/24	$13,304	$11,784	$13,857
12/31/24	$13,189	$11,694	$13,724
1/31/25	$13,320	$11,739	$13,860
2/28/25	$13,511	$11,881	$14,039
3/31/25	$13,441	$11,831	$13,952
4/30/25	$13,444	$11,948	$13,984
5/31/25	$13,548	$11,908	$14,098
6/30/25	$13,799	$12,022	$14,339
7/31/25	$13,873	$12,013	$14,434
8/31/25	$14,047	$12,078	$14,589
9/30/25	$14,205	$12,167	$14,757
10/31/25	$14,384	$12,263	$14,913
11/30/25	$14,468	$12,289	$14,974
12/31/25	$14,516	$12,263	$15,025
1/31/26	$14,605	$12,292	$15,104
2/28/26	$14,739	$12,465	$15,251
3/31/26	$14,366	$12,244	$14,920

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.88%	2.26%	4.09%
Class A (including sales charge)	2.87%	1.48%	3.69%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDVAX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4033TSRAR_033126

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,706	$1,001,698	$1,018,942
5/31/16	$1,028,259	$1,005,932	$1,019,828
6/30/16	$1,049,679	$1,025,081	$1,040,472
7/31/16	$1,070,248	$1,031,206	$1,059,572
8/31/16	$1,084,993	$1,030,680	$1,074,241
9/30/16	$1,088,985	$1,030,557	$1,075,848
10/31/16	$1,085,565	$1,020,565	$1,068,629
11/30/16	$1,064,287	$1,003,709	$1,044,934
12/31/16	$1,078,156	$1,006,459	$1,058,178
1/31/17	$1,087,997	$1,002,793	$1,067,281
2/28/17	$1,105,209	$1,011,378	$1,083,010
3/31/17	$1,112,530	$1,010,911	$1,083,656
4/30/17	$1,126,539	$1,017,767	$1,097,090
5/31/17	$1,139,879	$1,023,707	$1,106,648
6/30/17	$1,137,924	$1,020,842	$1,106,352
7/31/17	$1,147,961	$1,024,198	$1,115,015
8/31/17	$1,161,368	$1,033,532	$1,125,234
9/30/17	$1,162,134	$1,028,761	$1,126,840
10/31/17	$1,167,106	$1,033,100	$1,132,267
11/30/17	$1,164,756	$1,034,700	$1,130,150
12/31/17	$1,170,651	$1,037,013	$1,135,316
1/31/18	$1,165,936	$1,029,610	$1,133,594
2/28/18	$1,154,554	$1,027,288	$1,119,840
3/31/18	$1,162,434	$1,035,806	$1,120,952
4/30/18	$1,159,509	$1,031,952	$1,116,159
5/31/18	$1,156,883	$1,035,807	$1,112,305
6/30/18	$1,153,178	$1,037,738	$1,108,257
7/31/18	$1,165,783	$1,038,022	$1,122,231
8/31/18	$1,162,634	$1,041,212	$1,119,294
9/30/18	$1,171,646	$1,037,229	$1,126,517
10/31/18	$1,159,396	$1,035,202	$1,110,663
11/30/18	$1,156,284	$1,040,267	$1,105,678
12/31/18	$1,156,244	$1,055,294	$1,110,012
1/31/19	$1,196,183	$1,066,471	$1,147,504
2/28/19	$1,204,962	$1,067,753	$1,157,921
3/31/19	$1,222,771	$1,086,877	$1,176,273
4/30/19	$1,230,364	$1,087,524	$1,184,154
5/31/19	$1,233,781	$1,103,173	$1,187,060
6/30/19	$1,265,826	$1,118,641	$1,217,234
7/31/19	$1,273,466	$1,127,444	$1,228,353
8/31/19	$1,282,456	$1,153,012	$1,243,311
9/30/19	$1,280,264	$1,147,669	$1,240,772
10/31/19	$1,286,467	$1,145,688	$1,244,613
11/30/19	$1,290,508	$1,144,344	$1,247,232
12/31/19	$1,300,761	$1,141,998	$1,261,911
1/31/20	$1,319,940	$1,162,607	$1,278,609
2/29/20	$1,317,760	$1,176,836	$1,272,896
3/31/20	$1,202,020	$1,158,521	$1,147,491
4/30/20	$1,233,205	$1,177,276	$1,189,658
5/31/20	$1,268,911	$1,180,613	$1,231,969
6/30/20	$1,287,659	$1,186,505	$1,254,320
7/31/20	$1,326,166	$1,199,470	$1,296,852
8/31/20	$1,331,993	$1,190,779	$1,298,805
9/30/20	$1,321,754	$1,195,129	$1,287,226
10/31/20	$1,320,852	$1,195,216	$1,288,992
11/30/20	$1,365,248	$1,202,035	$1,329,013
12/31/20	$1,380,390	$1,205,728	$1,345,170
1/31/21	$1,370,378	$1,199,261	$1,337,390
2/28/21	$1,353,277	$1,180,606	$1,320,560
3/31/21	$1,344,723	$1,175,955	$1,312,778
4/30/21	$1,360,786	$1,179,029	$1,328,167
5/31/21	$1,367,762	$1,181,661	$1,335,836
6/30/21	$1,381,158	$1,187,424	$1,349,195
7/31/21	$1,389,844	$1,202,182	$1,359,435
8/31/21	$1,395,716	$1,199,773	$1,364,544
9/30/21	$1,381,972	$1,188,446	$1,351,049
10/31/21	$1,377,147	$1,185,338	$1,349,644
11/30/21	$1,367,160	$1,193,793	$1,340,672
12/31/21	$1,381,687	$1,188,952	$1,353,469
1/31/22	$1,345,294	$1,170,272	$1,318,437
2/28/22	$1,301,523	$1,154,705	$1,279,419
3/31/22	$1,282,790	$1,129,814	$1,262,746
4/30/22	$1,225,042	$1,099,449	$1,209,219
5/31/22	$1,227,432	$1,097,936	$1,211,058
6/30/22	$1,165,341	$1,081,273	$1,151,706
7/31/22	$1,216,595	$1,108,814	$1,198,851
8/31/22	$1,187,554	$1,079,868	$1,172,362
9/30/22	$1,135,295	$1,045,202	$1,116,860
10/31/22	$1,144,126	$1,041,624	$1,125,573
11/30/22	$1,195,991	$1,068,168	$1,176,166
12/31/22	$1,188,488	$1,055,562	$1,171,841
1/31/23	$1,232,985	$1,079,874	$1,210,546
2/28/23	$1,204,698	$1,062,650	$1,188,063
3/31/23	$1,218,708	$1,086,213	$1,206,281
4/30/23	$1,223,121	$1,091,806	$1,214,527
5/31/23	$1,214,481	$1,087,507	$1,205,688
6/30/23	$1,228,959	$1,086,858	$1,218,283
7/31/23	$1,242,732	$1,087,210	$1,232,719
8/31/23	$1,238,215	$1,085,844	$1,226,922
9/30/23	$1,214,797	$1,067,119	$1,204,716
10/31/23	$1,200,679	$1,059,542	$1,192,554
11/30/23	$1,258,654	$1,095,972	$1,249,622
12/31/23	$1,308,745	$1,130,998	$1,298,881
1/31/24	$1,306,761	$1,128,781	$1,294,692
2/29/24	$1,305,073	$1,121,036	$1,293,693
3/31/24	$1,325,253	$1,131,144	$1,311,649
4/30/24	$1,303,052	$1,112,932	$1,292,076
5/31/24	$1,322,709	$1,122,780	$1,310,189
6/30/24	$1,331,774	$1,132,522	$1,320,022
7/31/24	$1,356,837	$1,154,402	$1,344,511
8/31/24	$1,376,953	$1,167,045	$1,366,493
9/30/24	$1,398,195	$1,180,588	$1,386,495
10/31/24	$1,378,617	$1,164,612	$1,369,490
11/30/24	$1,400,314	$1,178,445	$1,385,660
12/31/24	$1,388,410	$1,169,402	$1,372,425
1/31/25	$1,402,392	$1,173,932	$1,385,964
2/28/25	$1,422,698	$1,188,068	$1,403,920
3/31/25	$1,415,461	$1,183,110	$1,395,225
4/30/25	$1,415,932	$1,194,759	$1,398,440
5/31/25	$1,427,069	$1,190,809	$1,409,837
6/30/25	$1,453,646	$1,202,213	$1,433,883
7/31/25	$1,461,703	$1,201,251	$1,443,415
8/31/25	$1,480,239	$1,207,833	$1,458,941
9/30/25	$1,497,022	$1,216,730	$1,475,721
10/31/25	$1,516,053	$1,226,335	$1,491,332
11/30/25	$1,525,094	$1,228,914	$1,497,430
12/31/25	$1,530,407	$1,226,279	$1,502,480
1/31/26	$1,539,960	$1,229,243	$1,510,389
2/28/26	$1,554,293	$1,246,523	$1,525,070
3/31/26	$1,515,134	$1,224,396	$1,491,961

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.04%	2.42%	4.24%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS0406TSRAR_033126

Class C: PDICX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,209	$10,017	$10,189
5/31/16	$10,267	$10,059	$10,198
6/30/16	$10,474	$10,251	$10,405
7/31/16	$10,671	$10,312	$10,596
8/31/16	$10,809	$10,307	$10,742
9/30/16	$10,841	$10,306	$10,758
10/31/16	$10,799	$10,206	$10,686
11/30/16	$10,579	$10,037	$10,449
12/31/16	$10,709	$10,065	$10,582
1/31/17	$10,799	$10,028	$10,673
2/28/17	$10,962	$10,114	$10,830
3/31/17	$11,026	$10,109	$10,837
4/30/17	$11,157	$10,178	$10,971
5/31/17	$11,280	$10,237	$11,066
6/30/17	$11,252	$10,208	$11,064
7/31/17	$11,343	$10,242	$11,150
8/31/17	$11,467	$10,335	$11,252
9/30/17	$11,466	$10,288	$11,268
10/31/17	$11,507	$10,331	$11,323
11/30/17	$11,475	$10,347	$11,302
12/31/17	$11,524	$10,370	$11,353
1/31/18	$11,469	$10,296	$11,336
2/28/18	$11,349	$10,273	$11,198
3/31/18	$11,418	$10,358	$11,210
4/30/18	$11,381	$10,320	$11,162
5/31/18	$11,346	$10,358	$11,123
6/30/18	$11,301	$10,377	$11,083
7/31/18	$11,417	$10,380	$11,222
8/31/18	$11,376	$10,412	$11,193
9/30/18	$11,457	$10,372	$11,265
10/31/18	$11,328	$10,352	$11,107
11/30/18	$11,289	$10,403	$11,057
12/31/18	$11,280	$10,553	$11,100
1/31/19	$11,661	$10,665	$11,475
2/28/19	$11,738	$10,678	$11,579
3/31/19	$11,903	$10,869	$11,763
4/30/19	$11,968	$10,875	$11,842
5/31/19	$11,992	$11,032	$11,871
6/30/19	$12,295	$11,186	$12,172
7/31/19	$12,359	$11,274	$12,284
8/31/19	$12,437	$11,530	$12,433
9/30/19	$12,407	$11,477	$12,408
10/31/19	$12,457	$11,457	$12,446
11/30/19	$12,487	$11,443	$12,472
12/31/19	$12,577	$11,420	$12,619
1/31/20	$12,752	$11,626	$12,786
2/29/20	$12,722	$11,768	$12,729
3/31/20	$11,596	$11,585	$11,475
4/30/20	$11,889	$11,773	$11,897
5/31/20	$12,224	$11,806	$12,320
6/30/20	$12,395	$11,865	$12,543
7/31/20	$12,755	$11,995	$12,969
8/31/20	$12,802	$11,908	$12,988
9/30/20	$12,695	$11,951	$12,872
10/31/20	$12,676	$11,952	$12,890
11/30/20	$13,093	$12,020	$13,290
12/31/20	$13,227	$12,057	$13,452
1/31/21	$13,122	$11,993	$13,374
2/28/21	$12,949	$11,806	$13,206
3/31/21	$12,857	$11,760	$13,128
4/30/21	$13,001	$11,790	$13,282
5/31/21	$13,058	$11,817	$13,358
6/30/21	$13,176	$11,874	$13,492
7/31/21	$13,248	$12,022	$13,594
8/31/21	$13,295	$11,998	$13,645
9/30/21	$13,154	$11,884	$13,510
10/31/21	$13,098	$11,853	$13,496
11/30/21	$12,993	$11,938	$13,407
12/31/21	$13,121	$11,890	$13,535
1/31/22	$12,766	$11,703	$13,184
2/28/22	$12,342	$11,547	$12,794
3/31/22	$12,155	$11,298	$12,627
4/30/22	$11,598	$10,994	$12,092
5/31/22	$11,612	$10,979	$12,111
6/30/22	$11,017	$10,813	$11,517
7/31/22	$11,493	$11,088	$11,989
8/31/22	$11,210	$10,799	$11,724
9/30/22	$10,708	$10,452	$11,169
10/31/22	$10,783	$10,416	$11,256
11/30/22	$11,264	$10,682	$11,762
12/31/22	$11,184	$10,556	$11,718
1/31/23	$11,595	$10,799	$12,105
2/28/23	$11,321	$10,626	$11,881
3/31/23	$11,443	$10,862	$12,063
4/30/23	$11,477	$10,918	$12,145
5/31/23	$11,387	$10,875	$12,057
6/30/23	$11,514	$10,869	$12,183
7/31/23	$11,635	$10,872	$12,327
8/31/23	$11,584	$10,858	$12,269
9/30/23	$11,356	$10,671	$12,047
10/31/23	$11,216	$10,595	$11,926
11/30/23	$11,749	$10,960	$12,496
12/31/23	$12,207	$11,310	$12,989
1/31/24	$12,179	$11,288	$12,947
2/29/24	$12,155	$11,210	$12,937
3/31/24	$12,334	$11,311	$13,116
4/30/24	$12,118	$11,129	$12,921
5/31/24	$12,291	$11,228	$13,102
6/30/24	$12,366	$11,325	$13,200
7/31/24	$12,590	$11,544	$13,445
8/31/24	$12,766	$11,670	$13,665
9/30/24	$12,954	$11,806	$13,865
10/31/24	$12,763	$11,646	$13,695
11/30/24	$12,954	$11,784	$13,857
12/31/24	$12,834	$11,694	$13,724
1/31/25	$12,953	$11,739	$13,860
2/28/25	$13,132	$11,881	$14,039
3/31/25	$13,055	$11,831	$13,952
4/30/25	$13,050	$11,948	$13,984
5/31/25	$13,143	$11,908	$14,098
6/30/25	$13,378	$12,022	$14,339
7/31/25	$13,442	$12,013	$14,434
8/31/25	$13,602	$12,078	$14,589
9/30/25	$13,746	$12,167	$14,757
10/31/25	$13,910	$12,263	$14,913
11/30/25	$13,983	$12,289	$14,974
12/31/25	$14,021	$12,263	$15,025
1/31/26	$14,097	$12,292	$15,104
2/28/26	$14,219	$12,465	$15,251
3/31/26	$13,850	$12,244	$14,920

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.09%	1.50%	3.31%
Class C (including sales charge)	5.09%	1.50%	3.31%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PDICX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4233TSRAR_033126

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.81%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,920	$1,001,698	$1,018,942
5/31/16	$1,028,686	$1,005,932	$1,019,828
6/30/16	$1,050,329	$1,025,081	$1,040,472
7/31/16	$1,071,137	$1,031,206	$1,059,572
8/31/16	$1,086,122	$1,030,680	$1,074,241
9/30/16	$1,090,354	$1,030,557	$1,075,848
10/31/16	$1,087,145	$1,020,565	$1,068,629
11/30/16	$1,066,038	$1,003,709	$1,044,934
12/31/16	$1,080,170	$1,006,459	$1,058,178
1/31/17	$1,090,245	$1,002,793	$1,067,281
2/28/17	$1,107,703	$1,011,378	$1,083,010
3/31/17	$1,115,290	$1,010,911	$1,083,656
4/30/17	$1,129,550	$1,017,767	$1,097,090
5/31/17	$1,143,166	$1,023,707	$1,106,648
6/30/17	$1,141,456	$1,020,842	$1,106,352
7/31/17	$1,151,750	$1,024,198	$1,115,015
8/31/17	$1,165,447	$1,033,532	$1,125,234
9/30/17	$1,166,462	$1,028,761	$1,126,840
10/31/17	$1,171,694	$1,033,100	$1,132,267
11/30/17	$1,169,574	$1,034,700	$1,130,150
12/31/17	$1,175,750	$1,037,013	$1,135,316
1/31/18	$1,171,256	$1,029,610	$1,133,594
2/28/18	$1,160,045	$1,027,288	$1,119,840
3/31/18	$1,168,218	$1,035,806	$1,120,952
4/30/18	$1,165,512	$1,031,952	$1,116,159
5/31/18	$1,163,119	$1,035,807	$1,112,305
6/30/18	$1,159,641	$1,037,738	$1,108,257
7/31/18	$1,172,557	$1,038,022	$1,122,231
8/31/18	$1,169,664	$1,041,212	$1,119,294
9/30/18	$1,178,947	$1,037,229	$1,126,517
10/31/18	$1,166,869	$1,035,202	$1,110,663
11/30/18	$1,163,987	$1,040,267	$1,105,678
12/31/18	$1,164,132	$1,055,294	$1,110,012
1/31/19	$1,204,585	$1,066,471	$1,147,504
2/28/19	$1,213,657	$1,067,753	$1,157,921
3/31/19	$1,231,853	$1,086,877	$1,176,273
4/30/19	$1,239,758	$1,087,524	$1,184,154
5/31/19	$1,243,480	$1,103,173	$1,187,060
6/30/19	$1,276,018	$1,118,641	$1,217,234
7/31/19	$1,283,991	$1,127,444	$1,228,353
8/31/19	$1,293,343	$1,153,012	$1,243,311
9/30/19	$1,291,378	$1,147,669	$1,240,772
10/31/19	$1,297,909	$1,145,688	$1,244,613
11/30/19	$1,302,261	$1,144,344	$1,247,232
12/31/19	$1,312,883	$1,141,998	$1,261,911
1/31/20	$1,332,530	$1,162,607	$1,278,609
2/29/20	$1,330,585	$1,176,836	$1,272,896
3/31/20	$1,213,973	$1,158,521	$1,147,491
4/30/20	$1,245,720	$1,177,276	$1,189,658
5/31/20	$1,282,055	$1,180,613	$1,231,969
6/30/20	$1,301,266	$1,186,505	$1,254,320
7/31/20	$1,340,478	$1,199,470	$1,296,852
8/31/20	$1,346,635	$1,190,779	$1,298,805
9/30/20	$1,336,560	$1,195,129	$1,287,226
10/31/20	$1,335,942	$1,195,216	$1,288,992
11/30/20	$1,381,118	$1,202,035	$1,329,013
12/31/20	$1,396,760	$1,205,728	$1,345,170
1/31/21	$1,386,896	$1,199,261	$1,337,390
2/28/21	$1,369,854	$1,180,606	$1,320,560
3/31/21	$1,361,484	$1,175,955	$1,312,778
4/30/21	$1,378,048	$1,179,029	$1,328,167
5/31/21	$1,385,387	$1,181,661	$1,335,836
6/30/21	$1,399,242	$1,187,424	$1,349,195
7/31/21	$1,408,349	$1,202,182	$1,359,435
8/31/21	$1,414,588	$1,199,773	$1,364,544
9/30/21	$1,400,948	$1,188,446	$1,351,049
10/31/21	$1,396,354	$1,185,338	$1,349,644
11/30/21	$1,386,515	$1,193,793	$1,340,672
12/31/21	$1,401,561	$1,188,952	$1,353,469
1/31/22	$1,364,919	$1,170,272	$1,318,437
2/28/22	$1,320,748	$1,154,705	$1,279,419
3/31/22	$1,301,994	$1,129,814	$1,262,746
4/30/22	$1,243,641	$1,099,449	$1,209,219
5/31/22	$1,246,316	$1,097,936	$1,211,058
6/30/22	$1,183,517	$1,081,273	$1,151,706
7/31/22	$1,235,825	$1,108,814	$1,198,851
8/31/22	$1,206,592	$1,079,868	$1,172,362
9/30/22	$1,153,772	$1,045,202	$1,116,860
10/31/22	$1,162,987	$1,041,624	$1,125,573
11/30/22	$1,215,957	$1,068,168	$1,176,166
12/31/22	$1,208,611	$1,055,562	$1,171,841
1/31/23	$1,254,110	$1,079,874	$1,210,546
2/28/23	$1,225,576	$1,062,650	$1,188,063
3/31/23	$1,240,107	$1,086,213	$1,206,281
4/30/23	$1,244,833	$1,091,806	$1,214,527
5/31/23	$1,236,303	$1,087,507	$1,205,688
6/30/23	$1,251,313	$1,086,858	$1,218,283
7/31/23	$1,265,587	$1,087,210	$1,232,719
8/31/23	$1,261,252	$1,085,844	$1,226,922
9/30/23	$1,237,652	$1,067,119	$1,204,716
10/31/23	$1,223,519	$1,059,542	$1,192,554
11/30/23	$1,282,853	$1,095,972	$1,249,622
12/31/23	$1,334,195	$1,130,998	$1,298,881
1/31/24	$1,332,443	$1,128,781	$1,294,692
2/29/24	$1,330,984	$1,121,036	$1,293,693
3/31/24	$1,351,849	$1,131,144	$1,311,649
4/30/24	$1,329,476	$1,112,932	$1,292,076
5/31/24	$1,349,836	$1,122,780	$1,310,189
6/30/24	$1,359,347	$1,132,522	$1,320,022
7/31/24	$1,385,218	$1,154,402	$1,344,511
8/31/24	$1,406,070	$1,167,045	$1,366,493
9/30/24	$1,428,032	$1,180,588	$1,386,495
10/31/24	$1,408,337	$1,164,612	$1,369,490
11/30/24	$1,430,800	$1,178,445	$1,385,660
12/31/24	$1,418,939	$1,169,402	$1,372,425
1/31/25	$1,433,540	$1,173,932	$1,385,964
2/28/25	$1,454,572	$1,188,068	$1,403,920
3/31/25	$1,447,461	$1,183,110	$1,395,225
4/30/25	$1,448,236	$1,194,759	$1,398,440
5/31/25	$1,459,944	$1,190,809	$1,409,837
6/30/25	$1,487,423	$1,202,213	$1,433,883
7/31/25	$1,495,983	$1,201,251	$1,443,415
8/31/25	$1,515,283	$1,207,833	$1,458,941
9/30/25	$1,532,767	$1,216,730	$1,475,721
10/31/25	$1,552,601	$1,226,335	$1,491,332
11/30/25	$1,562,157	$1,228,914	$1,497,430
12/31/25	$1,567,941	$1,226,279	$1,502,480
1/31/26	$1,578,060	$1,229,243	$1,510,389
2/28/26	$1,593,051	$1,246,523	$1,525,070
3/31/26	$1,553,236	$1,224,396	$1,491,961

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.31%	2.67%	4.50%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS0106TSRAR_033126

I-2: PDVPX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.91%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,833	$1,001,698	$1,018,942
5/31/16	$1,028,514	$1,005,932	$1,019,828
6/30/16	$1,050,068	$1,025,081	$1,040,472
7/31/16	$1,070,777	$1,031,206	$1,059,572
8/31/16	$1,085,665	$1,030,680	$1,074,241
9/30/16	$1,089,801	$1,030,557	$1,075,848
10/31/16	$1,086,509	$1,020,565	$1,068,629
11/30/16	$1,065,343	$1,003,709	$1,044,934
12/31/16	$1,079,370	$1,006,459	$1,058,178
1/31/17	$1,089,352	$1,002,793	$1,067,281
2/28/17	$1,106,713	$1,011,378	$1,083,010
3/31/17	$1,114,194	$1,010,911	$1,083,656
4/30/17	$1,128,355	$1,017,767	$1,097,090
5/31/17	$1,141,863	$1,023,707	$1,106,648
6/30/17	$1,140,056	$1,020,842	$1,106,352
7/31/17	$1,150,247	$1,024,198	$1,115,015
8/31/17	$1,163,828	$1,033,532	$1,125,234
9/30/17	$1,164,743	$1,028,761	$1,126,840
10/31/17	$1,169,872	$1,033,100	$1,132,267
11/30/17	$1,167,659	$1,034,700	$1,130,150
12/31/17	$1,173,723	$1,037,013	$1,135,316
1/31/18	$1,169,140	$1,029,610	$1,133,594
2/28/18	$1,157,861	$1,027,288	$1,119,840
3/31/18	$1,165,917	$1,035,806	$1,120,952
4/30/18	$1,163,126	$1,031,952	$1,116,159
5/31/18	$1,160,640	$1,035,807	$1,112,305
6/30/18	$1,157,070	$1,037,738	$1,108,257
7/31/18	$1,169,861	$1,038,022	$1,122,231
8/31/18	$1,166,866	$1,041,212	$1,119,294
9/30/18	$1,176,041	$1,037,229	$1,126,517
10/31/18	$1,163,893	$1,035,202	$1,110,663
11/30/18	$1,160,916	$1,040,267	$1,105,678
12/31/18	$1,160,967	$1,055,294	$1,110,012
1/31/19	$1,201,213	$1,066,471	$1,147,504
2/28/19	$1,210,168	$1,067,753	$1,157,921
3/31/19	$1,228,210	$1,086,877	$1,176,273
4/30/19	$1,235,999	$1,087,524	$1,184,154
5/31/19	$1,239,601	$1,103,173	$1,187,060
6/30/19	$1,271,942	$1,118,641	$1,217,234
7/31/19	$1,279,783	$1,127,444	$1,228,353
8/31/19	$1,288,991	$1,153,012	$1,243,311
9/30/19	$1,286,934	$1,147,669	$1,240,772
10/31/19	$1,293,333	$1,145,688	$1,244,613
11/30/19	$1,297,559	$1,144,344	$1,247,232
12/31/19	$1,308,034	$1,141,998	$1,261,911
1/31/20	$1,327,494	$1,162,607	$1,278,609
2/29/20	$1,325,455	$1,176,836	$1,272,896
3/31/20	$1,209,182	$1,158,521	$1,147,491
4/30/20	$1,240,707	$1,177,276	$1,189,658
5/31/20	$1,276,790	$1,180,613	$1,231,969
6/30/20	$1,295,816	$1,186,505	$1,254,320
7/31/20	$1,334,746	$1,199,470	$1,296,852
8/31/20	$1,340,772	$1,190,779	$1,298,805
9/30/20	$1,330,631	$1,195,129	$1,287,226
10/31/20	$1,329,898	$1,195,216	$1,288,992
11/30/20	$1,374,760	$1,202,035	$1,329,013
12/31/20	$1,390,202	$1,205,728	$1,345,170
1/31/21	$1,380,280	$1,199,261	$1,337,390
2/28/21	$1,363,212	$1,180,606	$1,320,560
3/31/21	$1,354,767	$1,175,955	$1,312,778
4/30/21	$1,371,129	$1,179,029	$1,328,167
5/31/21	$1,378,320	$1,181,661	$1,335,836
6/30/21	$1,391,991	$1,187,424	$1,349,195
7/31/21	$1,400,928	$1,202,182	$1,359,435
8/31/21	$1,407,019	$1,199,773	$1,364,544
9/30/21	$1,393,336	$1,188,446	$1,351,049
10/31/21	$1,388,647	$1,185,338	$1,349,644
11/30/21	$1,378,746	$1,193,793	$1,340,672
12/31/21	$1,393,582	$1,188,952	$1,353,469
1/31/22	$1,357,038	$1,170,272	$1,318,437
2/28/22	$1,313,018	$1,154,705	$1,279,419
3/31/22	$1,294,263	$1,129,814	$1,262,746
4/30/22	$1,236,147	$1,099,449	$1,209,219
5/31/22	$1,238,704	$1,097,936	$1,211,058
6/30/22	$1,176,190	$1,081,273	$1,151,706
7/31/22	$1,228,071	$1,108,814	$1,198,851
8/31/22	$1,198,916	$1,079,868	$1,172,362
9/30/22	$1,146,328	$1,045,202	$1,116,860
10/31/22	$1,155,391	$1,041,624	$1,125,573
11/30/22	$1,207,917	$1,068,168	$1,176,166
12/31/22	$1,200,510	$1,055,562	$1,171,841
1/31/23	$1,245,606	$1,079,874	$1,210,546
2/28/23	$1,217,170	$1,062,650	$1,188,063
3/31/23	$1,231,491	$1,086,213	$1,206,281
4/30/23	$1,236,091	$1,091,806	$1,214,527
5/31/23	$1,227,516	$1,087,507	$1,205,688
6/30/23	$1,242,311	$1,086,858	$1,218,283
7/31/23	$1,256,383	$1,087,210	$1,232,719
8/31/23	$1,251,975	$1,085,844	$1,226,922
9/30/23	$1,228,444	$1,067,119	$1,204,716
10/31/23	$1,214,316	$1,059,542	$1,192,554
11/30/23	$1,273,103	$1,095,972	$1,249,622
12/31/23	$1,323,940	$1,130,998	$1,298,881
1/31/24	$1,322,095	$1,128,781	$1,294,692
2/29/24	$1,320,543	$1,121,036	$1,293,693
3/31/24	$1,341,133	$1,131,144	$1,311,649
4/30/24	$1,318,828	$1,112,932	$1,292,076
5/31/24	$1,338,904	$1,122,780	$1,310,189
6/30/24	$1,348,235	$1,132,522	$1,320,022
7/31/24	$1,373,781	$1,154,402	$1,344,511
8/31/24	$1,394,335	$1,167,045	$1,366,493
9/30/24	$1,416,006	$1,180,588	$1,386,495
10/31/24	$1,396,358	$1,164,612	$1,369,490
11/30/24	$1,418,512	$1,178,445	$1,385,660
12/31/24	$1,406,633	$1,169,402	$1,372,425
1/31/25	$1,420,985	$1,173,932	$1,385,964
2/28/25	$1,441,723	$1,188,068	$1,403,920
3/31/25	$1,434,561	$1,183,110	$1,395,225
4/30/25	$1,435,214	$1,194,759	$1,398,440
5/31/25	$1,446,690	$1,190,809	$1,409,837
6/30/25	$1,473,804	$1,202,213	$1,433,883
7/31/25	$1,482,160	$1,201,251	$1,443,415
8/31/25	$1,501,152	$1,207,833	$1,458,941
9/30/25	$1,518,351	$1,216,730	$1,475,721
10/31/25	$1,537,861	$1,226,335	$1,491,332
11/30/25	$1,547,210	$1,228,914	$1,497,430
12/31/25	$1,552,804	$1,226,279	$1,502,480
1/31/26	$1,562,696	$1,229,243	$1,510,389
2/28/26	$1,577,421	$1,246,523	$1,525,070
3/31/26	$1,537,871	$1,224,396	$1,491,961

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.20%	2.57%	4.40%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PDVPX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1908TSRAR_033126

I-3: PDNIX

PIMCO Diversified Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to high yield via credit default swap indices contributed to relative performance versus the Index*, as risk sentiment improved.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Tactical exposure to non-agency residential mortgage-backed securities contributed to relative performance versus the Index, as spreads tightened.

  Underweight exposure to high yield banking detracted from relative performance versus the Index, as spreads tightened.

  Australian duration positioning, particularly overweight exposure along the belly of the curve, detracted from relative performance versus the Index, as rates rose.

  Long exposure to the Japanese yen detracted from relative performance versus the Index, as it depreciated against the U.S. dollar.

* The Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,021,796	$1,001,698	$1,018,942
5/31/16	$1,028,431	$1,005,932	$1,019,828
6/30/16	$1,049,941	$1,025,081	$1,040,472
7/31/16	$1,070,607	$1,031,206	$1,059,572
8/31/16	$1,085,447	$1,030,680	$1,074,241
9/30/16	$1,089,544	$1,030,557	$1,075,848
10/31/16	$1,086,199	$1,020,565	$1,068,629
11/30/16	$1,064,980	$1,003,709	$1,044,934
12/31/16	$1,078,962	$1,006,459	$1,058,178
1/31/17	$1,088,887	$1,002,793	$1,067,281
2/28/17	$1,106,198	$1,011,378	$1,083,010
3/31/17	$1,113,634	$1,010,911	$1,083,656
4/30/17	$1,127,734	$1,017,767	$1,097,090
5/31/17	$1,141,184	$1,023,707	$1,106,648
6/30/17	$1,139,337	$1,020,842	$1,106,352
7/31/17	$1,149,466	$1,024,198	$1,115,015
8/31/17	$1,162,989	$1,033,532	$1,125,234
9/30/17	$1,163,859	$1,028,761	$1,126,840
10/31/17	$1,168,931	$1,033,100	$1,132,267
11/30/17	$1,166,672	$1,034,700	$1,130,150
12/31/17	$1,172,684	$1,037,013	$1,135,316
1/31/18	$1,168,053	$1,029,610	$1,133,594
2/28/18	$1,156,739	$1,027,288	$1,119,840
3/31/18	$1,164,742	$1,035,806	$1,120,952
4/30/18	$1,161,910	$1,031,952	$1,116,159
5/31/18	$1,159,335	$1,035,807	$1,112,305
6/30/18	$1,155,684	$1,037,738	$1,108,257
7/31/18	$1,168,426	$1,038,022	$1,122,231
8/31/18	$1,165,389	$1,041,212	$1,119,294
9/30/18	$1,174,519	$1,037,229	$1,126,517
10/31/18	$1,162,337	$1,035,202	$1,110,663
11/30/18	$1,159,337	$1,040,267	$1,105,678
12/31/18	$1,159,320	$1,055,294	$1,110,012
1/31/19	$1,199,459	$1,066,471	$1,147,504
2/28/19	$1,208,369	$1,067,753	$1,157,921
3/31/19	$1,226,332	$1,086,877	$1,176,273
4/30/19	$1,234,062	$1,087,524	$1,184,154
5/31/19	$1,237,601	$1,103,173	$1,187,060
6/30/19	$1,269,841	$1,118,641	$1,217,234
7/31/19	$1,277,617	$1,127,444	$1,228,353
8/31/19	$1,286,752	$1,153,012	$1,243,311
9/30/19	$1,284,651	$1,147,669	$1,240,772
10/31/19	$1,290,983	$1,145,688	$1,244,613
11/30/19	$1,295,148	$1,144,344	$1,247,232
12/31/19	$1,305,555	$1,141,998	$1,261,911
1/31/20	$1,324,921	$1,162,607	$1,278,609
2/29/20	$1,322,836	$1,176,836	$1,272,896
3/31/20	$1,206,751	$1,158,521	$1,147,491
4/30/20	$1,238,159	$1,177,276	$1,189,658
5/31/20	$1,274,119	$1,180,613	$1,231,969
6/30/20	$1,293,052	$1,186,505	$1,254,320
7/31/20	$1,331,842	$1,199,470	$1,296,852
8/31/20	$1,337,801	$1,190,779	$1,298,805
9/30/20	$1,327,628	$1,195,129	$1,287,226
10/31/20	$1,326,840	$1,195,216	$1,288,992
11/30/20	$1,371,547	$1,202,035	$1,329,013
12/31/20	$1,386,889	$1,205,728	$1,345,170
1/31/21	$1,376,934	$1,199,261	$1,337,390
2/28/21	$1,359,854	$1,180,606	$1,320,560
3/31/21	$1,351,373	$1,175,955	$1,312,778
4/30/21	$1,367,637	$1,179,029	$1,328,167
5/31/21	$1,374,756	$1,181,661	$1,335,836
6/30/21	$1,388,335	$1,187,424	$1,349,195
7/31/21	$1,397,190	$1,202,182	$1,359,435
8/31/21	$1,403,207	$1,199,773	$1,364,544
9/30/21	$1,389,505	$1,188,446	$1,351,049
10/31/21	$1,384,771	$1,185,338	$1,349,644
11/30/21	$1,374,842	$1,193,793	$1,340,672
12/31/21	$1,389,575	$1,188,952	$1,353,469
1/31/22	$1,353,086	$1,170,272	$1,318,437
2/28/22	$1,309,148	$1,154,705	$1,279,419
3/31/22	$1,290,395	$1,129,814	$1,262,746
4/30/22	$1,232,401	$1,099,449	$1,209,219
5/31/22	$1,234,901	$1,097,936	$1,211,058
6/30/22	$1,172,531	$1,081,273	$1,151,706
7/31/22	$1,224,201	$1,108,814	$1,198,851
8/31/22	$1,195,087	$1,079,868	$1,172,362
9/30/22	$1,142,616	$1,045,202	$1,116,860
10/31/22	$1,151,606	$1,041,624	$1,125,573
11/30/22	$1,203,912	$1,068,168	$1,176,166
12/31/22	$1,196,473	$1,055,562	$1,171,841
1/31/23	$1,241,370	$1,079,874	$1,210,546
2/28/23	$1,212,986	$1,062,650	$1,188,063
3/31/23	$1,227,203	$1,086,213	$1,206,281
4/30/23	$1,231,729	$1,091,806	$1,214,527
5/31/23	$1,223,132	$1,087,507	$1,205,688
6/30/23	$1,237,818	$1,086,858	$1,218,283
7/31/23	$1,251,791	$1,087,210	$1,232,719
8/31/23	$1,247,347	$1,085,844	$1,226,922
9/30/23	$1,223,851	$1,067,119	$1,204,716
10/31/23	$1,209,726	$1,059,542	$1,192,554
11/30/23	$1,268,240	$1,095,972	$1,249,622
12/31/23	$1,318,826	$1,130,998	$1,298,881
1/31/24	$1,316,935	$1,128,781	$1,294,692
2/29/24	$1,315,338	$1,121,036	$1,293,693
3/31/24	$1,335,790	$1,131,144	$1,311,649
4/30/24	$1,313,521	$1,112,932	$1,292,076
5/31/24	$1,333,457	$1,122,780	$1,310,189
6/30/24	$1,342,699	$1,132,522	$1,320,022
7/31/24	$1,368,083	$1,154,402	$1,344,511
8/31/24	$1,388,489	$1,167,045	$1,366,493
9/30/24	$1,410,016	$1,180,588	$1,386,495
10/31/24	$1,390,391	$1,164,612	$1,369,490
11/30/24	$1,412,391	$1,178,445	$1,385,660
12/31/24	$1,400,504	$1,169,402	$1,372,425
1/31/25	$1,414,732	$1,173,932	$1,385,964
2/28/25	$1,435,328	$1,188,068	$1,403,920
3/31/25	$1,428,137	$1,183,110	$1,395,225
4/30/25	$1,428,722	$1,194,759	$1,398,440
5/31/25	$1,440,083	$1,190,809	$1,409,837
6/30/25	$1,467,015	$1,202,213	$1,433,883
7/31/25	$1,475,270	$1,201,251	$1,443,415
8/31/25	$1,494,108	$1,207,833	$1,458,941
9/30/25	$1,511,168	$1,216,730	$1,475,721
10/31/25	$1,530,515	$1,226,335	$1,491,332
11/30/25	$1,539,760	$1,228,914	$1,497,430
12/31/25	$1,545,258	$1,226,279	$1,502,480
1/31/26	$1,555,035	$1,229,243	$1,510,389
2/28/26	$1,569,629	$1,246,523	$1,525,070
3/31/26	$1,530,211	$1,224,396	$1,491,961

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.15%	2.52%	4.35%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	6.93%	2.59%	4.08%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 1/3 each - Bloomberg Global Aggregate Credit ex Emerging Markets, USD Hedged; ICE BofA BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,943,551
# of Portfolio Holdings	1,748
Portfolio Turnover Rate	274%
Total Net Advisory Fees Paid During the Reporting Period	$13,575
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	39.6%
Sovereign Issues	21.1%
Asset-Backed Securities	14.8%
U.S. Government Agencies	12.9%
Non-Agency Mortgage-Backed Securities	6.8%
Loan Participations and Assignments	5.6%
U.S. Treasury Obligations	4.4%
Preferred Securities	0.3%
Convertible Bonds & Notes	0.1%
Other Investments	0.1%
Short-Term Instruments	0.6%
Affiliated Investments	6.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(13.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PDNIX

PIMCO Diversified Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2178TSRAR_033126

Class A: PEGAX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$9,625	$10,000
10/31/20	$9,704	$9,955
11/30/20	$9,851	$10,053
12/31/20	$9,962	$10,067
1/31/21	$10,018	$9,995
2/28/21	$10,029	$9,850
3/31/21	$10,031	$9,727
4/30/21	$10,105	$9,804
5/31/21	$10,131	$9,836
6/30/21	$10,178	$9,905
7/31/21	$10,206	$10,016
8/31/21	$10,225	$9,997
9/30/21	$10,221	$9,910
10/31/21	$10,203	$9,908
11/30/21	$10,148	$9,937
12/31/21	$10,217	$9,912
1/31/22	$10,123	$9,698
2/28/22	$10,019	$9,590
3/31/22	$9,982	$9,323
4/30/22	$9,791	$8,970
5/31/22	$9,768	$9,028
6/30/22	$9,510	$8,886
7/31/22	$9,670	$9,103
8/31/22	$9,574	$8,846
9/30/22	$9,291	$8,464
10/31/22	$9,225	$8,354
11/30/22	$9,505	$8,661
12/31/22	$9,518	$8,622
1/31/23	$9,803	$8,887
2/28/23	$9,620	$8,658
3/31/23	$9,695	$8,878
4/30/23	$9,714	$8,931
5/31/23	$9,670	$8,834
6/30/23	$9,651	$8,803
7/31/23	$9,722	$8,796
8/31/23	$9,689	$8,740
9/30/23	$9,549	$8,518
10/31/23	$9,433	$8,384
11/30/23	$9,735	$8,763
12/31/23	$10,011	$9,099
1/31/24	$10,077	$9,074
2/29/24	$10,031	$8,946
3/31/24	$10,144	$9,028
4/30/24	$9,983	$8,800
5/31/24	$10,154	$8,949
6/30/24	$10,196	$9,034
7/31/24	$10,374	$9,245
8/31/24	$10,500	$9,378
9/30/24	$10,620	$9,504
10/31/24	$10,464	$9,268
11/30/24	$10,575	$9,366
12/31/24	$10,485	$9,213
1/31/25	$10,608	$9,261
2/28/25	$10,794	$9,465
3/31/25	$10,804	$9,469
4/30/25	$10,816	$9,506
5/31/25	$10,804	$9,438
6/30/25	$10,986	$9,583
7/31/25	$10,961	$9,558
8/31/25	$11,123	$9,672
9/30/25	$11,211	$9,778
10/31/25	$11,315	$9,839
11/30/25	$11,390	$9,900
12/31/25	$11,385	$9,885
1/31/26	$11,435	$9,896
2/28/26	$11,580	$10,058
3/31/26	$11,298	$9,881

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Class A (excluding sales charge)	4.57%	2.41%	2.96%
Class A (including sales charge)	0.62%	1.63%	2.24%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEGAX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS8090TSRAR_033126

Class C: PEGBX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$10,000	$10,000
10/31/20	$10,080	$9,955
11/30/20	$10,222	$10,053
12/31/20	$10,330	$10,067
1/31/21	$10,383	$9,995
2/28/21	$10,388	$9,850
3/31/21	$10,385	$9,727
4/30/21	$10,454	$9,804
5/31/21	$10,474	$9,836
6/30/21	$10,517	$9,905
7/31/21	$10,538	$10,016
8/31/21	$10,552	$9,997
9/30/21	$10,541	$9,910
10/31/21	$10,515	$9,908
11/30/21	$10,452	$9,937
12/31/21	$10,516	$9,912
1/31/22	$10,413	$9,698
2/28/22	$10,300	$9,590
3/31/22	$10,256	$9,323
4/30/22	$10,053	$8,970
5/31/22	$10,023	$9,028
6/30/22	$9,752	$8,886
7/31/22	$9,910	$9,103
8/31/22	$9,806	$8,846
9/30/22	$9,509	$8,464
10/31/22	$9,436	$8,354
11/30/22	$9,717	$8,661
12/31/22	$9,724	$8,622
1/31/23	$10,008	$8,887
2/28/23	$9,815	$8,658
3/31/23	$9,885	$8,878
4/30/23	$9,898	$8,931
5/31/23	$9,847	$8,834
6/30/23	$9,822	$8,803
7/31/23	$9,889	$8,796
8/31/23	$9,849	$8,740
9/30/23	$9,700	$8,518
10/31/23	$9,576	$8,384
11/30/23	$9,877	$8,763
12/31/23	$10,150	$9,099
1/31/24	$10,211	$9,074
2/29/24	$10,158	$8,946
3/31/24	$10,267	$9,028
4/30/24	$10,097	$8,800
5/31/24	$10,263	$8,949
6/30/24	$10,300	$9,034
7/31/24	$10,474	$9,245
8/31/24	$10,593	$9,378
9/30/24	$10,708	$9,504
10/31/24	$10,544	$9,268
11/30/24	$10,650	$9,366
12/31/24	$10,552	$9,213
1/31/25	$10,669	$9,261
2/28/25	$10,850	$9,465
3/31/25	$10,853	$9,469
4/30/25	$10,859	$9,506
5/31/25	$10,840	$9,438
6/30/25	$11,016	$9,583
7/31/25	$10,984	$9,558
8/31/25	$11,139	$9,672
9/30/25	$11,220	$9,778
10/31/25	$11,317	$9,839
11/30/25	$11,385	$9,900
12/31/25	$11,373	$9,885
1/31/26	$11,415	$9,896
2/28/26	$11,554	$10,058
3/31/26	$11,265	$9,881

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Class C (excluding sales charge)	3.79%	1.64%	2.19%
Class C (including sales charge)	2.80%	1.64%	2.19%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEGBX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS8290TSRAR_033126

Institutional Class: PEGIX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,583	$995,535
11/30/20	$1,024,160	$1,005,303
12/31/20	$1,036,072	$1,006,689
1/31/21	$1,042,255	$999,471
2/28/21	$1,043,665	$985,038
3/31/21	$1,044,305	$972,738
4/30/21	$1,052,326	$980,423
5/31/21	$1,055,319	$983,626
6/30/21	$1,060,594	$990,537
7/31/21	$1,063,868	$1,001,612
8/31/21	$1,066,221	$999,705
9/30/21	$1,066,134	$991,050
10/31/21	$1,064,607	$990,776
11/30/21	$1,059,216	$993,708
12/31/21	$1,066,823	$991,165
1/31/22	$1,057,315	$969,811
2/28/22	$1,046,791	$958,992
3/31/22	$1,043,331	$932,349
4/30/22	$1,023,616	$896,968
5/31/22	$1,021,598	$902,752
6/30/22	$994,908	$888,589
7/31/22	$1,011,980	$910,302
8/31/22	$1,002,335	$884,579
9/30/22	$972,994	$846,360
10/31/22	$966,391	$835,398
11/30/22	$996,013	$866,120
12/31/22	$997,691	$862,213
1/31/23	$1,027,907	$888,738
2/28/23	$1,009,037	$865,760
3/31/23	$1,017,244	$887,752
4/30/23	$1,019,549	$893,132
5/31/23	$1,015,251	$883,407
6/30/23	$1,013,665	$880,257
7/31/23	$1,021,475	$879,643
8/31/23	$1,018,346	$874,024
9/30/23	$1,003,938	$851,814
10/31/23	$992,088	$838,371
11/30/23	$1,024,137	$876,338
12/31/23	$1,053,520	$909,883
1/31/24	$1,060,907	$907,385
2/29/24	$1,056,313	$894,565
3/31/24	$1,068,621	$902,825
4/30/24	$1,051,955	$880,021
5/31/24	$1,070,367	$894,941
6/30/24	$1,075,115	$903,413
7/31/24	$1,094,341	$924,514
8/31/24	$1,107,989	$937,799
9/30/24	$1,120,987	$950,356
10/31/24	$1,104,874	$926,788
11/30/24	$1,117,022	$936,587
12/31/24	$1,107,862	$921,259
1/31/25	$1,121,244	$926,147
2/28/25	$1,141,263	$946,523
3/31/25	$1,142,683	$946,880
4/30/25	$1,144,320	$950,601
5/31/25	$1,143,491	$943,794
6/30/25	$1,163,088	$958,307
7/31/25	$1,160,795	$955,779
8/31/25	$1,178,439	$967,210
9/30/25	$1,188,088	$977,762
10/31/25	$1,199,555	$983,870
11/30/25	$1,207,841	$989,984
12/31/25	$1,207,786	$988,519
1/31/26	$1,213,444	$989,575
2/28/26	$1,229,256	$1,005,780
3/31/26	$1,199,682	$988,055

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
Institutional Class	4.99%	2.81%	3.37%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEGIX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2218TSRAR_033126

I-2: PEGPX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$77	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,516	$995,535
11/30/20	$1,024,007	$1,005,303
12/31/20	$1,035,801	$1,006,689
1/31/21	$1,041,909	$999,471
2/28/21	$1,043,267	$985,038
3/31/21	$1,043,824	$972,738
4/30/21	$1,051,776	$980,423
5/31/21	$1,054,685	$983,626
6/30/21	$1,059,871	$990,537
7/31/21	$1,063,051	$1,001,612
8/31/21	$1,065,315	$999,705
9/30/21	$1,065,136	$991,050
10/31/21	$1,063,520	$990,776
11/30/21	$1,058,065	$993,708
12/31/21	$1,065,571	$991,165
1/31/22	$1,055,992	$969,811
2/28/22	$1,045,400	$958,992
3/31/22	$1,041,860	$932,349
4/30/22	$1,022,085	$896,968
5/31/22	$1,019,987	$902,752
6/30/22	$993,258	$888,589
7/31/22	$1,010,217	$910,302
8/31/22	$1,000,504	$884,579
9/30/22	$971,130	$846,360
10/31/22	$964,467	$835,398
11/30/22	$994,062	$866,120
12/31/22	$995,647	$862,213
1/31/23	$1,025,721	$888,738
2/28/23	$1,006,810	$865,760
3/31/23	$1,014,909	$887,752
4/30/23	$1,017,131	$893,132
5/31/23	$1,012,758	$883,407
6/30/23	$1,011,087	$880,257
7/31/23	$1,018,797	$879,643
8/31/23	$1,015,591	$874,024
9/30/23	$1,001,134	$851,814
10/31/23	$989,238	$838,371
11/30/23	$1,021,114	$876,338
12/31/23	$1,050,319	$909,883
1/31/24	$1,057,598	$907,385
2/29/24	$1,052,935	$894,565
3/31/24	$1,065,115	$902,825
4/30/24	$1,048,417	$880,021
5/31/24	$1,066,672	$894,941
6/30/24	$1,071,322	$903,413
7/31/24	$1,090,389	$924,514
8/31/24	$1,103,889	$937,799
9/30/24	$1,116,754	$950,356
10/31/24	$1,100,607	$926,788
11/30/24	$1,112,614	$936,587
12/31/24	$1,103,397	$921,259
1/31/25	$1,116,629	$926,147
2/28/25	$1,136,479	$946,523
3/31/25	$1,137,804	$946,880
4/30/25	$1,139,342	$950,601
5/31/25	$1,138,423	$943,794
6/30/25	$1,157,842	$958,307
7/31/25	$1,155,463	$955,779
8/31/25	$1,172,922	$967,210
9/30/25	$1,182,433	$977,762
10/31/25	$1,193,738	$983,870
11/30/25	$1,201,891	$989,984
12/31/25	$1,201,732	$988,519
1/31/26	$1,207,260	$989,575
2/28/26	$1,222,898	$1,005,780
3/31/26	$1,193,378	$988,055

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
I-2	4.88%	2.71%	3.27%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEGPX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2219TSRAR_033126

I-3: PEGQX

PIMCO ESG Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$82	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Holdings of agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to investment grade corporate credit contributed to performance, as investment grade corporate credit spreads tightened.

  Long exposure to U.S. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.S. yield curve.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,486	$995,535
11/30/20	$1,023,927	$1,005,303
12/31/20	$1,035,676	$1,006,689
1/31/21	$1,041,732	$999,471
2/28/21	$1,043,027	$985,038
3/31/21	$1,043,533	$972,738
4/30/21	$1,051,399	$980,423
5/31/21	$1,054,259	$983,626
6/30/21	$1,059,416	$990,537
7/31/21	$1,062,562	$1,001,612
8/31/21	$1,064,786	$999,705
9/30/21	$1,064,570	$991,050
10/31/21	$1,062,911	$990,776
11/30/21	$1,057,399	$993,708
12/31/21	$1,064,849	$991,165
1/31/22	$1,055,238	$969,811
2/28/22	$1,044,621	$958,992
3/31/22	$1,041,048	$932,349
4/30/22	$1,021,245	$896,968
5/31/22	$1,019,108	$902,752
6/30/22	$992,358	$888,589
7/31/22	$1,009,259	$910,302
8/31/22	$999,512	$884,579
9/30/22	$970,116	$846,360
10/31/22	$963,420	$835,398
11/30/22	$992,945	$866,120
12/31/22	$994,485	$862,213
1/31/23	$1,024,411	$888,738
2/28/23	$1,005,488	$865,760
3/31/23	$1,013,534	$887,752
4/30/23	$1,015,714	$893,132
5/31/23	$1,011,302	$883,407
6/30/23	$1,009,591	$880,257
7/31/23	$1,017,249	$879,643
8/31/23	$1,014,004	$874,024
9/30/23	$999,529	$851,814
10/31/23	$987,610	$838,371
11/30/23	$1,019,397	$876,338
12/31/23	$1,048,503	$909,883
1/31/24	$1,055,725	$907,385
2/29/24	$1,051,029	$894,565
3/31/24	$1,063,143	$902,825
4/30/24	$1,046,432	$880,021
5/31/24	$1,064,606	$894,941
6/30/24	$1,069,206	$903,413
7/31/24	$1,088,189	$924,514
8/31/24	$1,101,614	$937,799
9/30/24	$1,114,409	$950,356
10/31/24	$1,098,251	$926,788
11/30/24	$1,110,186	$936,587
12/31/24	$1,100,942	$921,259
1/31/25	$1,114,096	$926,147
2/28/25	$1,133,861	$946,523
3/31/25	$1,135,138	$946,880
4/30/25	$1,136,627	$950,601
5/31/25	$1,135,655	$943,794
6/30/25	$1,154,981	$958,307
7/31/25	$1,152,558	$955,779
8/31/25	$1,169,922	$967,210
9/30/25	$1,179,362	$977,762
10/31/25	$1,190,585	$983,870
11/30/25	$1,198,671	$989,984
12/31/25	$1,198,459	$988,519
1/31/26	$1,203,922	$989,575
2/28/26	$1,219,470	$1,005,780
3/31/26	$1,189,984	$988,055

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	Since Inception 9/30/20
I-3	4.83%	2.66%	3.21%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	(0.22%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$397,255
# of Portfolio Holdings	782
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$870
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	46.4%
Corporate Bonds & Notes	25.2%
U.S. Treasury Obligations	13.1%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	8.4%
Sovereign Issues	5.9%
Loan Participations and Assignments	0.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	17.4%
Financial Derivative Instruments	0.5%
Other Assets and Liabilities, Net	(27.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEGQX

PIMCO ESG Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2220TSRAR_033126

Class A: PHDAX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,862	$10,038	$10,335
5/31/16	$9,881	$10,041	$10,369
6/30/16	$9,936	$10,221	$10,461
7/31/16	$10,177	$10,286	$10,716
8/31/16	$10,373	$10,274	$10,932
9/30/16	$10,421	$10,268	$10,984
10/31/16	$10,403	$10,190	$10,998
11/30/16	$10,355	$9,949	$10,940
12/31/16	$10,533	$9,963	$11,122
1/31/17	$10,646	$9,982	$11,249
2/28/17	$10,797	$10,049	$11,392
3/31/17	$10,772	$10,044	$11,376
4/30/17	$10,897	$10,122	$11,515
5/31/17	$11,001	$10,199	$11,609
6/30/17	$11,022	$10,189	$11,627
7/31/17	$11,136	$10,233	$11,749
8/31/17	$11,142	$10,325	$11,761
9/30/17	$11,224	$10,276	$11,852
10/31/17	$11,266	$10,282	$11,906
11/30/17	$11,211	$10,268	$11,874
12/31/17	$11,232	$10,316	$11,898
1/31/18	$11,263	$10,197	$11,949
2/28/18	$11,132	$10,100	$11,832
3/31/18	$11,064	$10,165	$11,766
4/30/18	$11,122	$10,089	$11,830
5/31/18	$11,081	$10,161	$11,816
6/30/18	$11,115	$10,149	$11,843
7/31/18	$11,250	$10,151	$11,969
8/31/18	$11,341	$10,216	$12,063
9/30/18	$11,395	$10,151	$12,124
10/31/18	$11,197	$10,070	$11,946
11/30/18	$11,131	$10,131	$11,880
12/31/18	$10,914	$10,317	$11,655
1/31/19	$11,422	$10,426	$12,171
2/28/19	$11,604	$10,420	$12,372
3/31/19	$11,717	$10,620	$12,511
4/30/19	$11,885	$10,623	$12,671
5/31/19	$11,734	$10,812	$12,538
6/30/19	$12,034	$10,947	$12,863
7/31/19	$12,083	$10,971	$12,938
8/31/19	$12,149	$11,256	$13,033
9/30/19	$12,205	$11,196	$13,078
10/31/19	$12,238	$11,230	$13,122
11/30/19	$12,302	$11,224	$13,201
12/31/19	$12,499	$11,216	$13,416
1/31/20	$12,492	$11,432	$13,425
2/29/20	$12,303	$11,638	$13,232
3/31/20	$11,109	$11,569	$11,815
4/30/20	$11,547	$11,775	$12,309
5/31/20	$11,972	$11,830	$12,847
6/30/20	$11,986	$11,904	$12,930
7/31/20	$12,514	$12,082	$13,551
8/31/20	$12,597	$11,984	$13,655
9/30/20	$12,453	$11,978	$13,490
10/31/20	$12,498	$11,924	$13,554
11/30/20	$12,928	$12,041	$14,034
12/31/20	$13,120	$12,058	$14,258
1/31/21	$13,102	$11,971	$14,273
2/28/21	$13,116	$11,799	$14,295
3/31/21	$13,117	$11,651	$14,301
4/30/21	$13,238	$11,743	$14,452
5/31/21	$13,267	$11,782	$14,484
6/30/21	$13,430	$11,864	$14,668
7/31/21	$13,463	$11,997	$14,733
8/31/21	$13,537	$11,974	$14,812
9/30/21	$13,524	$11,871	$14,806
10/31/21	$13,467	$11,867	$14,781
11/30/21	$13,332	$11,902	$14,635
12/31/21	$13,603	$11,872	$14,914
1/31/22	$13,193	$11,616	$14,490
2/28/22	$13,073	$11,487	$14,361
3/31/22	$12,953	$11,168	$14,231
4/30/22	$12,452	$10,744	$13,722
5/31/22	$12,544	$10,813	$13,812
6/30/22	$11,687	$10,643	$12,879
7/31/22	$12,429	$10,903	$13,672
8/31/22	$12,078	$10,595	$13,299
9/30/22	$11,618	$10,138	$12,783
10/31/22	$11,947	$10,006	$13,164
11/30/22	$12,203	$10,374	$13,437
12/31/22	$12,094	$10,327	$13,335
1/31/23	$12,531	$10,645	$13,818
2/28/23	$12,343	$10,370	$13,615
3/31/23	$12,564	$10,633	$13,810
4/30/23	$12,649	$10,698	$13,928
5/31/23	$12,525	$10,581	$13,791
6/30/23	$12,685	$10,544	$13,983
7/31/23	$12,823	$10,536	$14,165
8/31/23	$12,832	$10,469	$14,193
9/30/23	$12,659	$10,203	$14,016
10/31/23	$12,534	$10,042	$13,880
11/30/23	$13,118	$10,497	$14,517
12/31/23	$13,589	$10,898	$15,014
1/31/24	$13,582	$10,868	$15,025
2/29/24	$13,578	$10,715	$15,032
3/31/24	$13,747	$10,814	$15,209
4/30/24	$13,607	$10,541	$15,069
5/31/24	$13,746	$10,719	$15,237
6/30/24	$13,878	$10,821	$15,393
7/31/24	$14,103	$11,074	$15,650
8/31/24	$14,317	$11,233	$15,890
9/30/24	$14,472	$11,383	$16,069
10/31/24	$14,364	$11,101	$15,953
11/30/24	$14,508	$11,218	$16,124
12/31/24	$14,458	$11,035	$16,041
1/31/25	$14,639	$11,093	$16,257
2/28/25	$14,728	$11,337	$16,366
3/31/25	$14,596	$11,342	$16,226
4/30/25	$14,575	$11,386	$16,239
5/31/25	$14,818	$11,305	$16,481
6/30/25	$15,050	$11,478	$16,790
7/31/25	$15,071	$11,448	$16,837
8/31/25	$15,243	$11,585	$17,035
9/30/25	$15,372	$11,711	$17,172
10/31/25	$15,434	$11,785	$17,218
11/30/25	$15,543	$11,858	$17,332
12/31/25	$15,643	$11,840	$17,441
1/31/26	$15,680	$11,853	$17,528
2/28/26	$15,717	$12,047	$17,581
3/31/26	$15,508	$11,835	$17,375

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.25%	3.41%	4.89%
Class A (including sales charge)	2.26%	2.62%	4.49%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHDAX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS4006TSRAR_033126

Administrative Class: PHYAX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$86	0.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,708	$1,003,838	$1,033,510
5/31/16	$1,026,755	$1,004,096	$1,036,921
6/30/16	$1,032,546	$1,022,137	$1,046,087
7/31/16	$1,057,711	$1,028,599	$1,071,643
8/31/16	$1,078,186	$1,027,423	$1,093,215
9/30/16	$1,083,231	$1,026,821	$1,098,353
10/31/16	$1,081,506	$1,018,967	$1,099,803
11/30/16	$1,076,510	$994,865	$1,093,952
12/31/16	$1,095,120	$996,268	$1,112,199
1/31/17	$1,106,957	$998,223	$1,124,901
2/28/17	$1,122,832	$1,004,932	$1,139,243
3/31/17	$1,120,233	$1,004,405	$1,137,580
4/30/17	$1,133,379	$1,012,156	$1,151,504
5/31/17	$1,144,315	$1,019,947	$1,160,911
6/30/17	$1,146,621	$1,018,920	$1,162,688
7/31/17	$1,158,483	$1,023,305	$1,174,931
8/31/17	$1,159,265	$1,032,484	$1,176,082
9/30/17	$1,167,857	$1,027,566	$1,185,232
10/31/17	$1,172,333	$1,028,161	$1,190,577
11/30/17	$1,166,743	$1,026,841	$1,187,434
12/31/17	$1,168,962	$1,031,554	$1,189,821
1/31/18	$1,172,286	$1,019,674	$1,194,949
2/28/18	$1,158,738	$1,010,008	$1,183,191
3/31/18	$1,151,803	$1,016,485	$1,176,565
4/30/18	$1,157,911	$1,008,925	$1,183,048
5/31/18	$1,153,763	$1,016,126	$1,181,569
6/30/18	$1,157,407	$1,014,876	$1,184,251
7/31/18	$1,171,560	$1,015,117	$1,196,946
8/31/18	$1,181,130	$1,021,649	$1,206,318
9/30/18	$1,186,840	$1,015,070	$1,212,386
10/31/18	$1,166,292	$1,007,049	$1,194,576
11/30/18	$1,159,531	$1,013,060	$1,187,994
12/31/18	$1,137,035	$1,031,671	$1,165,505
1/31/19	$1,190,092	$1,042,627	$1,217,114
2/28/19	$1,209,067	$1,042,023	$1,237,209
3/31/19	$1,220,960	$1,062,032	$1,251,065
4/30/19	$1,238,561	$1,062,304	$1,267,091
5/31/19	$1,223,172	$1,081,161	$1,253,787
6/30/19	$1,254,456	$1,094,739	$1,286,298
7/31/19	$1,259,680	$1,097,147	$1,293,810
8/31/19	$1,266,651	$1,125,576	$1,303,281
9/30/19	$1,272,583	$1,119,581	$1,307,842
10/31/19	$1,276,214	$1,122,953	$1,312,171
11/30/19	$1,282,928	$1,122,381	$1,320,136
12/31/19	$1,303,614	$1,121,599	$1,341,561
1/31/20	$1,303,052	$1,143,184	$1,342,460
2/29/20	$1,283,333	$1,163,759	$1,323,156
3/31/20	$1,158,908	$1,156,911	$1,181,472
4/30/20	$1,204,755	$1,177,476	$1,230,858
5/31/20	$1,249,119	$1,182,959	$1,284,708
6/30/20	$1,250,746	$1,190,410	$1,293,020
7/31/20	$1,305,890	$1,208,191	$1,355,111
8/31/20	$1,314,724	$1,198,439	$1,365,504
9/30/20	$1,299,818	$1,197,782	$1,348,982
10/31/20	$1,304,668	$1,192,434	$1,355,376
11/30/20	$1,349,585	$1,204,134	$1,403,411
12/31/20	$1,369,750	$1,205,794	$1,425,823
1/31/21	$1,367,974	$1,197,148	$1,427,292
2/28/21	$1,369,552	$1,179,861	$1,429,547
3/31/21	$1,369,811	$1,165,128	$1,430,133
4/30/21	$1,382,608	$1,174,333	$1,445,221
5/31/21	$1,385,671	$1,178,169	$1,448,415
6/30/21	$1,402,885	$1,186,447	$1,466,838
7/31/21	$1,406,430	$1,199,713	$1,473,278
8/31/21	$1,414,303	$1,197,429	$1,481,204
9/30/21	$1,412,994	$1,187,061	$1,480,582
10/31/21	$1,407,138	$1,186,734	$1,478,080
11/30/21	$1,393,242	$1,190,245	$1,463,476
12/31/21	$1,421,637	$1,187,200	$1,491,356
1/31/22	$1,378,872	$1,161,622	$1,449,031
2/28/22	$1,366,508	$1,148,663	$1,436,077
3/31/22	$1,354,017	$1,116,751	$1,423,094
4/30/22	$1,301,823	$1,074,373	$1,372,190
5/31/22	$1,311,532	$1,081,300	$1,381,151
6/30/22	$1,222,007	$1,064,336	$1,287,909
7/31/22	$1,299,707	$1,090,343	$1,367,167
8/31/22	$1,263,054	$1,059,533	$1,329,939
9/30/22	$1,215,105	$1,013,755	$1,278,298
10/31/22	$1,249,567	$1,000,624	$1,316,442
11/30/22	$1,276,464	$1,037,423	$1,343,653
12/31/22	$1,265,173	$1,032,743	$1,333,549
1/31/23	$1,310,998	$1,064,515	$1,381,757
2/28/23	$1,291,406	$1,036,991	$1,361,500
3/31/23	$1,314,742	$1,063,333	$1,380,956
4/30/23	$1,323,703	$1,069,778	$1,392,791
5/31/23	$1,310,826	$1,058,130	$1,379,072
6/30/23	$1,327,721	$1,054,356	$1,398,323
7/31/23	$1,342,197	$1,053,621	$1,416,474
8/31/23	$1,343,243	$1,046,891	$1,419,335
9/30/23	$1,325,256	$1,020,288	$1,401,608
10/31/23	$1,312,261	$1,004,186	$1,387,998
11/30/23	$1,373,555	$1,049,662	$1,451,735
12/31/23	$1,423,006	$1,089,842	$1,501,355
1/31/24	$1,422,359	$1,086,849	$1,502,481
2/29/24	$1,422,103	$1,071,494	$1,503,172
3/31/24	$1,439,892	$1,081,388	$1,520,879
4/30/24	$1,425,335	$1,054,074	$1,506,903
5/31/24	$1,440,086	$1,071,944	$1,523,750
6/30/24	$1,454,018	$1,082,092	$1,539,262
7/31/24	$1,477,710	$1,107,367	$1,564,952
8/31/24	$1,500,233	$1,123,279	$1,588,989
9/30/24	$1,516,543	$1,138,319	$1,606,866
10/31/24	$1,505,374	$1,110,090	$1,595,312
11/30/24	$1,520,660	$1,121,827	$1,612,430
12/31/24	$1,515,557	$1,103,468	$1,604,094
1/31/25	$1,534,625	$1,109,322	$1,625,653
2/28/25	$1,544,098	$1,133,729	$1,636,626
3/31/25	$1,530,311	$1,134,155	$1,622,649
4/30/25	$1,528,323	$1,138,613	$1,623,915
5/31/25	$1,553,841	$1,130,460	$1,648,111
6/30/25	$1,578,324	$1,147,843	$1,678,964
7/31/25	$1,580,686	$1,144,815	$1,683,682
8/31/25	$1,598,864	$1,158,507	$1,703,549
9/30/25	$1,612,556	$1,171,145	$1,717,177
10/31/25	$1,619,175	$1,178,462	$1,721,762
11/30/25	$1,630,691	$1,185,785	$1,733,195
12/31/25	$1,641,319	$1,184,031	$1,744,079
1/31/26	$1,645,338	$1,185,295	$1,752,835
2/28/26	$1,649,417	$1,204,706	$1,758,128
3/31/26	$1,627,564	$1,183,475	$1,737,523

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.36%	3.51%	4.99%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PHYAX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS0408TSRAR_033126

Class C: PHDCX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,240	$10,038	$10,335
5/31/16	$10,253	$10,041	$10,369
6/30/16	$10,304	$10,221	$10,461
7/31/16	$10,547	$10,286	$10,716
8/31/16	$10,744	$10,274	$10,932
9/30/16	$10,786	$10,268	$10,984
10/31/16	$10,762	$10,190	$10,998
11/30/16	$10,705	$9,949	$10,940
12/31/16	$10,881	$9,963	$11,122
1/31/17	$10,991	$9,982	$11,249
2/28/17	$11,142	$10,049	$11,392
3/31/17	$11,108	$10,044	$11,376
4/30/17	$11,231	$10,122	$11,515
5/31/17	$11,331	$10,199	$11,609
6/30/17	$11,345	$10,189	$11,627
7/31/17	$11,455	$10,233	$11,749
8/31/17	$11,454	$10,325	$11,761
9/30/17	$11,531	$10,276	$11,852
10/31/17	$11,567	$10,282	$11,906
11/30/17	$11,504	$10,268	$11,874
12/31/17	$11,517	$10,316	$11,898
1/31/18	$11,542	$10,197	$11,949
2/28/18	$11,401	$10,100	$11,832
3/31/18	$11,324	$10,165	$11,766
4/30/18	$11,377	$10,089	$11,830
5/31/18	$11,328	$10,161	$11,816
6/30/18	$11,355	$10,149	$11,843
7/31/18	$11,486	$10,151	$11,969
8/31/18	$11,571	$10,216	$12,063
9/30/18	$11,620	$10,151	$12,124
10/31/18	$11,410	$10,070	$11,946
11/30/18	$11,336	$10,131	$11,880
12/31/18	$11,108	$10,317	$11,655
1/31/19	$11,618	$10,426	$12,171
2/28/19	$11,796	$10,420	$12,372
3/31/19	$11,903	$10,620	$12,511
4/30/19	$12,067	$10,623	$12,671
5/31/19	$11,906	$10,812	$12,538
6/30/19	$12,203	$10,947	$12,863
7/31/19	$12,245	$10,971	$12,938
8/31/19	$12,303	$11,256	$13,033
9/30/19	$12,353	$11,196	$13,078
10/31/19	$12,379	$11,230	$13,122
11/30/19	$12,435	$11,224	$13,201
12/31/19	$12,627	$11,216	$13,416
1/31/20	$12,612	$11,432	$13,425
2/29/20	$12,413	$11,638	$13,232
3/31/20	$11,201	$11,569	$11,815
4/30/20	$11,637	$11,775	$12,309
5/31/20	$12,057	$11,830	$12,847
6/30/20	$12,064	$11,904	$12,930
7/31/20	$12,586	$12,082	$13,551
8/31/20	$12,663	$11,984	$13,655
9/30/20	$12,510	$11,978	$13,490
10/31/20	$12,547	$11,924	$13,554
11/30/20	$12,971	$12,041	$14,034
12/31/20	$13,154	$12,058	$14,258
1/31/21	$13,128	$11,971	$14,273
2/28/21	$13,135	$11,799	$14,295
3/31/21	$13,128	$11,651	$14,301
4/30/21	$13,241	$11,743	$14,452
5/31/21	$13,261	$11,782	$14,484
6/30/21	$13,417	$11,864	$14,668
7/31/21	$13,440	$11,997	$14,733
8/31/21	$13,506	$11,974	$14,812
9/30/21	$13,484	$11,871	$14,806
10/31/21	$13,419	$11,867	$14,781
11/30/21	$13,277	$11,902	$14,635
12/31/21	$13,537	$11,872	$14,914
1/31/22	$13,121	$11,616	$14,490
2/28/22	$12,995	$11,487	$14,361
3/31/22	$12,867	$11,168	$14,231
4/30/22	$12,362	$10,744	$13,722
5/31/22	$12,445	$10,813	$13,812
6/30/22	$11,587	$10,643	$12,879
7/31/22	$12,316	$10,903	$13,672
8/31/22	$11,959	$10,595	$13,299
9/30/22	$11,497	$10,138	$12,783
10/31/22	$11,815	$10,006	$13,164
11/30/22	$12,061	$10,374	$13,437
12/31/22	$11,945	$10,327	$13,335
1/31/23	$12,369	$10,645	$13,818
2/28/23	$12,176	$10,370	$13,615
3/31/23	$12,387	$10,633	$13,810
4/30/23	$12,464	$10,698	$13,928
5/31/23	$12,333	$10,581	$13,791
6/30/23	$12,483	$10,544	$13,983
7/31/23	$12,611	$10,536	$14,165
8/31/23	$12,612	$10,469	$14,193
9/30/23	$12,434	$10,203	$14,016
10/31/23	$12,303	$10,042	$13,880
11/30/23	$12,869	$10,497	$14,517
12/31/23	$13,323	$10,898	$15,014
1/31/24	$13,307	$10,868	$15,025
2/29/24	$13,296	$10,715	$15,032
3/31/24	$13,453	$10,814	$15,209
4/30/24	$13,307	$10,541	$15,069
5/31/24	$13,435	$10,719	$15,237
6/30/24	$13,556	$10,821	$15,393
7/31/24	$13,767	$11,074	$15,650
8/31/24	$13,966	$11,233	$15,890
9/30/24	$14,109	$11,383	$16,069
10/31/24	$13,995	$11,101	$15,953
11/30/24	$14,127	$11,218	$16,124
12/31/24	$14,069	$11,035	$16,041
1/31/25	$14,236	$11,093	$16,257
2/28/25	$14,315	$11,337	$16,366
3/31/25	$14,177	$11,342	$16,226
4/30/25	$14,149	$11,386	$16,239
5/31/25	$14,375	$11,305	$16,481
6/30/25	$14,591	$11,478	$16,790
7/31/25	$14,603	$11,448	$16,837
8/31/25	$14,760	$11,585	$17,035
9/30/25	$14,876	$11,711	$17,172
10/31/25	$14,926	$11,785	$17,218
11/30/25	$15,022	$11,858	$17,332
12/31/25	$15,109	$11,840	$17,441
1/31/26	$15,135	$11,853	$17,528
2/28/26	$15,163	$12,047	$17,581
3/31/26	$14,951	$11,835	$17,375

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.46%	2.64%	4.10%
Class C (including sales charge)	4.46%	2.64%	4.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHDCX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS4206TSRAR_033126

Institutional Class: PHIYX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,922	$1,003,838	$1,033,510
5/31/16	$1,027,178	$1,004,096	$1,036,921
6/30/16	$1,033,184	$1,022,137	$1,046,087
7/31/16	$1,058,587	$1,028,599	$1,071,643
8/31/16	$1,079,308	$1,027,423	$1,093,215
9/30/16	$1,084,594	$1,026,821	$1,098,353
10/31/16	$1,083,082	$1,018,967	$1,099,803
11/30/16	$1,078,296	$994,865	$1,093,952
12/31/16	$1,097,185	$996,268	$1,112,199
1/31/17	$1,109,257	$998,223	$1,124,901
2/28/17	$1,125,379	$1,004,932	$1,139,243
3/31/17	$1,123,034	$1,004,405	$1,137,580
4/30/17	$1,136,423	$1,012,156	$1,151,504
5/31/17	$1,147,630	$1,019,947	$1,160,911
6/30/17	$1,150,193	$1,018,920	$1,162,688
7/31/17	$1,162,320	$1,023,305	$1,174,931
8/31/17	$1,163,351	$1,032,484	$1,176,082
9/30/17	$1,172,221	$1,027,566	$1,185,232
10/31/17	$1,176,955	$1,028,161	$1,190,577
11/30/17	$1,171,582	$1,026,841	$1,187,434
12/31/17	$1,174,068	$1,031,554	$1,189,821
1/31/18	$1,177,649	$1,019,674	$1,194,949
2/28/18	$1,164,260	$1,010,008	$1,183,191
3/31/18	$1,157,545	$1,016,485	$1,176,565
4/30/18	$1,163,914	$1,008,925	$1,183,048
5/31/18	$1,159,991	$1,016,126	$1,181,569
6/30/18	$1,163,903	$1,014,876	$1,184,251
7/31/18	$1,178,376	$1,015,117	$1,196,946
8/31/18	$1,188,277	$1,021,649	$1,206,318
9/30/18	$1,194,242	$1,015,070	$1,212,386
10/31/18	$1,173,816	$1,007,049	$1,194,576
11/30/18	$1,167,279	$1,013,060	$1,187,994
12/31/18	$1,144,870	$1,031,671	$1,165,505
1/31/19	$1,198,531	$1,042,627	$1,217,114
2/28/19	$1,217,871	$1,042,023	$1,237,209
3/31/19	$1,230,110	$1,062,032	$1,251,065
4/30/19	$1,248,097	$1,062,304	$1,267,091
5/31/19	$1,232,693	$1,081,161	$1,253,787
6/30/19	$1,264,459	$1,094,739	$1,286,298
7/31/19	$1,269,993	$1,097,147	$1,293,810
8/31/19	$1,277,306	$1,125,576	$1,303,281
9/30/19	$1,283,533	$1,119,581	$1,307,842
10/31/19	$1,287,467	$1,122,953	$1,312,171
11/30/19	$1,294,514	$1,122,381	$1,320,136
12/31/19	$1,315,663	$1,121,599	$1,341,561
1/31/20	$1,315,384	$1,143,184	$1,342,460
2/29/20	$1,295,736	$1,163,759	$1,323,156
3/31/20	$1,170,352	$1,156,911	$1,181,472
4/30/20	$1,216,898	$1,177,476	$1,230,858
5/31/20	$1,261,973	$1,182,959	$1,284,708
6/30/20	$1,263,878	$1,190,410	$1,293,020
7/31/20	$1,319,887	$1,208,191	$1,355,111
8/31/20	$1,329,077	$1,198,439	$1,365,504
9/30/20	$1,314,284	$1,197,782	$1,348,982
10/31/20	$1,319,444	$1,192,434	$1,355,376
11/30/20	$1,365,137	$1,204,134	$1,403,411
12/31/20	$1,385,854	$1,205,794	$1,425,823
1/31/21	$1,384,324	$1,197,148	$1,427,292
2/28/21	$1,386,187	$1,179,861	$1,429,547
3/31/21	$1,386,742	$1,165,128	$1,430,133
4/30/21	$1,399,999	$1,174,333	$1,445,221
5/31/21	$1,403,374	$1,178,169	$1,448,415
6/30/21	$1,421,095	$1,186,447	$1,466,838
7/31/21	$1,424,996	$1,199,713	$1,473,278
8/31/21	$1,433,265	$1,197,429	$1,481,204
9/30/21	$1,432,235	$1,187,061	$1,480,582
10/31/21	$1,426,600	$1,186,734	$1,478,080
11/30/21	$1,412,804	$1,190,245	$1,463,476
12/31/21	$1,441,921	$1,187,200	$1,491,356
1/31/22	$1,398,832	$1,161,622	$1,449,031
2/28/22	$1,386,552	$1,148,663	$1,436,077
3/31/22	$1,374,167	$1,116,751	$1,423,094
4/30/22	$1,321,481	$1,074,373	$1,372,190
5/31/22	$1,331,602	$1,081,300	$1,381,151
6/30/22	$1,240,969	$1,064,336	$1,287,909
7/31/22	$1,320,145	$1,090,343	$1,367,167
8/31/22	$1,283,194	$1,059,533	$1,329,939
9/30/22	$1,234,758	$1,013,755	$1,278,298
10/31/22	$1,270,025	$1,000,624	$1,316,442
11/30/22	$1,297,636	$1,037,423	$1,343,653
12/31/22	$1,286,452	$1,032,743	$1,333,549
1/31/23	$1,333,311	$1,064,515	$1,381,757
2/28/23	$1,313,640	$1,036,991	$1,361,500
3/31/23	$1,337,674	$1,063,333	$1,380,956
4/30/23	$1,347,047	$1,069,778	$1,392,791
5/31/23	$1,334,224	$1,058,130	$1,379,072
6/30/23	$1,351,715	$1,054,356	$1,398,323
7/31/23	$1,366,721	$1,053,621	$1,416,474
8/31/23	$1,368,073	$1,046,891	$1,419,335
9/30/23	$1,350,040	$1,020,288	$1,401,608
10/31/23	$1,337,076	$1,004,186	$1,387,998
11/30/23	$1,399,811	$1,049,662	$1,451,735
12/31/23	$1,450,520	$1,089,842	$1,501,355
1/31/24	$1,450,156	$1,086,849	$1,502,481
2/29/24	$1,450,183	$1,071,494	$1,503,172
3/31/24	$1,468,632	$1,081,388	$1,520,879
4/30/24	$1,454,082	$1,054,074	$1,506,903
5/31/24	$1,469,462	$1,071,944	$1,523,750
6/30/24	$1,483,962	$1,082,092	$1,539,262
7/31/24	$1,508,462	$1,107,367	$1,564,952
8/31/24	$1,531,797	$1,123,279	$1,588,989
9/30/24	$1,548,746	$1,138,319	$1,606,866
10/31/24	$1,537,666	$1,110,090	$1,595,312
11/30/24	$1,553,608	$1,121,827	$1,612,430
12/31/24	$1,548,723	$1,103,468	$1,604,094
1/31/25	$1,568,550	$1,109,322	$1,625,653
2/28/25	$1,578,533	$1,133,729	$1,636,626
3/31/25	$1,564,751	$1,134,155	$1,622,649
4/30/25	$1,563,035	$1,138,613	$1,623,915
5/31/25	$1,589,478	$1,130,460	$1,648,111
6/30/25	$1,614,840	$1,147,843	$1,678,964
7/31/25	$1,617,597	$1,144,815	$1,683,682
8/31/25	$1,636,555	$1,158,507	$1,703,549
9/30/25	$1,650,896	$1,171,145	$1,717,177
10/31/25	$1,658,044	$1,178,462	$1,721,762
11/30/25	$1,670,154	$1,185,785	$1,733,195
12/31/25	$1,681,404	$1,184,031	$1,744,079
1/31/26	$1,685,880	$1,185,295	$1,752,835
2/28/26	$1,690,384	$1,204,706	$1,758,128
3/31/26	$1,668,331	$1,183,475	$1,737,523

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.62%	3.77%	5.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHIYX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS0108TSRAR_033126

I-2: PHLPX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,839	$1,003,838	$1,033,510
5/31/16	$1,027,012	$1,004,096	$1,036,921
6/30/16	$1,032,933	$1,022,137	$1,046,087
7/31/16	$1,058,238	$1,028,599	$1,071,643
8/31/16	$1,078,836	$1,027,423	$1,093,215
9/30/16	$1,084,026	$1,026,821	$1,098,353
10/31/16	$1,082,430	$1,018,967	$1,099,803
11/30/16	$1,077,564	$994,865	$1,093,952
12/31/16	$1,096,324	$996,268	$1,112,199
1/31/17	$1,108,299	$998,223	$1,124,901
2/28/17	$1,124,324	$1,004,932	$1,139,243
3/31/17	$1,121,880	$1,004,405	$1,137,580
4/30/17	$1,135,168	$1,012,156	$1,151,504
5/31/17	$1,146,266	$1,019,947	$1,160,911
6/30/17	$1,148,727	$1,018,920	$1,162,688
7/31/17	$1,160,748	$1,023,305	$1,174,931
8/31/17	$1,161,680	$1,032,484	$1,176,082
9/30/17	$1,170,438	$1,027,566	$1,185,232
10/31/17	$1,175,068	$1,028,161	$1,190,577
11/30/17	$1,169,607	$1,026,841	$1,187,434
12/31/17	$1,171,985	$1,031,554	$1,189,821
1/31/18	$1,175,464	$1,019,674	$1,194,949
2/28/18	$1,162,010	$1,010,008	$1,183,191
3/31/18	$1,155,208	$1,016,485	$1,176,565
4/30/18	$1,161,473	$1,008,925	$1,183,048
5/31/18	$1,157,460	$1,016,126	$1,181,569
6/30/18	$1,161,265	$1,014,876	$1,184,251
7/31/18	$1,175,609	$1,015,117	$1,196,946
8/31/18	$1,185,377	$1,021,649	$1,206,318
9/30/18	$1,191,240	$1,015,070	$1,212,386
10/31/18	$1,170,758	$1,007,049	$1,194,576
11/30/18	$1,164,136	$1,013,060	$1,187,994
12/31/18	$1,141,693	$1,031,671	$1,165,505
1/31/19	$1,195,107	$1,042,627	$1,217,114
2/28/19	$1,214,301	$1,042,023	$1,237,209
3/31/19	$1,226,401	$1,062,032	$1,251,065
4/30/19	$1,244,234	$1,062,304	$1,267,091
5/31/19	$1,228,770	$1,081,161	$1,253,787
6/30/19	$1,260,342	$1,094,739	$1,286,298
7/31/19	$1,265,752	$1,097,147	$1,293,810
8/31/19	$1,272,925	$1,125,576	$1,303,281
9/30/19	$1,279,034	$1,119,581	$1,307,842
10/31/19	$1,282,845	$1,122,953	$1,312,171
11/30/19	$1,289,758	$1,122,381	$1,320,136
12/31/19	$1,310,720	$1,121,599	$1,341,561
1/31/20	$1,310,326	$1,143,184	$1,342,460
2/29/20	$1,290,652	$1,163,759	$1,323,156
3/31/20	$1,165,664	$1,156,911	$1,181,472
4/30/20	$1,211,926	$1,177,476	$1,230,858
5/31/20	$1,256,711	$1,182,959	$1,284,708
6/30/20	$1,258,503	$1,190,410	$1,293,020
7/31/20	$1,314,161	$1,208,191	$1,355,111
8/31/20	$1,323,208	$1,198,439	$1,365,504
9/30/20	$1,308,372	$1,197,782	$1,348,982
10/31/20	$1,313,393	$1,192,434	$1,355,376
11/30/20	$1,358,770	$1,204,134	$1,403,411
12/31/20	$1,379,264	$1,205,794	$1,425,823
1/31/21	$1,377,635	$1,197,148	$1,427,292
2/28/21	$1,379,384	$1,179,861	$1,429,547
3/31/21	$1,379,820	$1,165,128	$1,430,133
4/30/21	$1,392,893	$1,174,333	$1,445,221
5/31/21	$1,396,141	$1,178,169	$1,448,415
6/30/21	$1,413,656	$1,186,447	$1,466,838
7/31/21	$1,417,413	$1,199,713	$1,473,278
8/31/21	$1,425,521	$1,197,429	$1,481,204
9/30/21	$1,424,380	$1,187,061	$1,480,582
10/31/21	$1,418,658	$1,186,734	$1,478,080
11/30/21	$1,404,821	$1,190,245	$1,463,476
12/31/21	$1,433,646	$1,187,200	$1,491,356
1/31/22	$1,390,691	$1,161,622	$1,449,031
2/28/22	$1,378,378	$1,148,663	$1,436,077
3/31/22	$1,365,951	$1,116,751	$1,423,094
4/30/22	$1,313,467	$1,074,373	$1,372,190
5/31/22	$1,323,421	$1,081,300	$1,381,151
6/30/22	$1,233,240	$1,064,336	$1,287,909
7/31/22	$1,311,814	$1,090,343	$1,367,167
8/31/22	$1,274,986	$1,059,533	$1,329,939
9/30/22	$1,226,750	$1,013,755	$1,278,298
10/31/22	$1,261,692	$1,000,624	$1,316,442
11/30/22	$1,289,006	$1,037,423	$1,343,653
12/31/22	$1,277,780	$1,032,743	$1,333,549
1/31/23	$1,324,218	$1,064,515	$1,381,757
2/28/23	$1,304,580	$1,036,991	$1,361,500
3/31/23	$1,328,338	$1,063,333	$1,380,956
4/30/23	$1,337,543	$1,069,778	$1,392,791
5/31/23	$1,324,698	$1,058,130	$1,379,072
6/30/23	$1,341,949	$1,054,356	$1,398,323
7/31/23	$1,356,738	$1,053,621	$1,416,474
8/31/23	$1,357,966	$1,046,891	$1,419,335
9/30/23	$1,339,953	$1,020,288	$1,401,608
10/31/23	$1,326,975	$1,004,186	$1,387,998
11/30/23	$1,389,123	$1,049,662	$1,451,735
12/31/23	$1,439,319	$1,089,842	$1,501,355
1/31/24	$1,438,841	$1,086,849	$1,502,481
2/29/24	$1,438,753	$1,071,494	$1,503,172
3/31/24	$1,456,935	$1,081,388	$1,520,879
4/30/24	$1,442,383	$1,054,074	$1,506,903
5/31/24	$1,457,507	$1,071,944	$1,523,750
6/30/24	$1,471,777	$1,082,092	$1,539,262
7/31/24	$1,495,950	$1,107,367	$1,564,952
8/31/24	$1,518,955	$1,123,279	$1,588,989
9/30/24	$1,535,645	$1,138,319	$1,606,866
10/31/24	$1,524,529	$1,110,090	$1,595,312
11/30/24	$1,540,206	$1,121,827	$1,612,430
12/31/24	$1,535,232	$1,103,468	$1,604,094
1/31/25	$1,554,751	$1,109,322	$1,625,653
2/28/25	$1,564,527	$1,133,729	$1,636,626
3/31/25	$1,550,743	$1,134,155	$1,622,649
4/30/25	$1,548,916	$1,138,613	$1,623,915
5/31/25	$1,574,985	$1,130,460	$1,648,111
6/30/25	$1,599,991	$1,147,843	$1,678,964
7/31/25	$1,602,587	$1,144,815	$1,683,682
8/31/25	$1,621,228	$1,158,507	$1,703,549
9/30/25	$1,635,305	$1,171,145	$1,717,177
10/31/25	$1,642,239	$1,178,462	$1,721,762
11/30/25	$1,654,107	$1,185,785	$1,733,195
12/31/25	$1,665,104	$1,184,031	$1,744,079
1/31/26	$1,669,393	$1,185,295	$1,752,835
2/28/26	$1,673,725	$1,204,706	$1,758,128
3/31/26	$1,651,752	$1,183,475	$1,737,523

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.51%	3.66%	5.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHLPX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS1910TSRAR_033126

Class R: PHYRX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$122	1.18%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,244	$10,038	$10,335
5/31/16	$10,262	$10,041	$10,369
6/30/16	$10,317	$10,221	$10,461
7/31/16	$10,565	$10,286	$10,716
8/31/16	$10,766	$10,274	$10,932
9/30/16	$10,813	$10,268	$10,984
10/31/16	$10,793	$10,190	$10,998
11/30/16	$10,740	$9,949	$10,940
12/31/16	$10,922	$9,963	$11,122
1/31/17	$11,037	$9,982	$11,249
2/28/17	$11,193	$10,049	$11,392
3/31/17	$11,163	$10,044	$11,376
4/30/17	$11,291	$10,122	$11,515
5/31/17	$11,397	$10,199	$11,609
6/30/17	$11,416	$10,189	$11,627
7/31/17	$11,531	$10,233	$11,749
8/31/17	$11,536	$10,325	$11,761
9/30/17	$11,618	$10,276	$11,852
10/31/17	$11,659	$10,282	$11,906
11/30/17	$11,600	$10,268	$11,874
12/31/17	$11,618	$10,316	$11,898
1/31/18	$11,648	$10,197	$11,949
2/28/18	$11,510	$10,100	$11,832
3/31/18	$11,438	$10,165	$11,766
4/30/18	$11,495	$10,089	$11,830
5/31/18	$11,451	$10,161	$11,816
6/30/18	$11,484	$10,149	$11,843
7/31/18	$11,621	$10,151	$11,969
8/31/18	$11,712	$10,216	$12,063
9/30/18	$11,765	$10,151	$12,124
10/31/18	$11,558	$10,070	$11,946
11/30/18	$11,488	$10,131	$11,880
12/31/18	$11,262	$10,317	$11,655
1/31/19	$11,784	$10,426	$12,171
2/28/19	$11,969	$10,420	$12,372
3/31/19	$12,083	$10,620	$12,511
4/30/19	$12,253	$10,623	$12,671
5/31/19	$12,096	$10,812	$12,538
6/30/19	$12,402	$10,947	$12,863
7/31/19	$12,450	$10,971	$12,938
8/31/19	$12,515	$11,256	$13,033
9/30/19	$12,570	$11,196	$13,078
10/31/19	$12,602	$11,230	$13,122
11/30/19	$12,665	$11,224	$13,201
12/31/19	$12,865	$11,216	$13,416
1/31/20	$12,856	$11,432	$13,425
2/29/20	$12,658	$11,638	$13,232
3/31/20	$11,427	$11,569	$11,815
4/30/20	$11,876	$11,775	$12,309
5/31/20	$12,310	$11,830	$12,847
6/30/20	$12,322	$11,904	$12,930
7/31/20	$12,862	$12,082	$13,551
8/31/20	$12,945	$11,984	$13,655
9/30/20	$12,795	$11,978	$13,490
10/31/20	$12,838	$11,924	$13,554
11/30/20	$13,276	$12,041	$14,034
12/31/20	$13,470	$12,058	$14,258
1/31/21	$13,449	$11,971	$14,273
2/28/21	$13,461	$11,799	$14,295
3/31/21	$13,460	$11,651	$14,301
4/30/21	$13,581	$11,743	$14,452
5/31/21	$13,608	$11,782	$14,484
6/30/21	$13,773	$11,864	$14,668
7/31/21	$13,803	$11,997	$14,733
8/31/21	$13,877	$11,974	$14,812
9/30/21	$13,860	$11,871	$14,806
10/31/21	$13,798	$11,867	$14,781
11/30/21	$13,658	$11,902	$14,635
12/31/21	$13,932	$11,872	$14,914
1/31/22	$13,509	$11,616	$14,490
2/28/22	$13,384	$11,487	$14,361
3/31/22	$13,258	$11,168	$14,231
4/30/22	$12,743	$10,744	$13,722
5/31/22	$12,835	$10,813	$13,812
6/30/22	$11,955	$10,643	$12,879
7/31/22	$12,711	$10,903	$13,672
8/31/22	$12,349	$10,595	$13,299
9/30/22	$11,877	$10,138	$12,783
10/31/22	$12,210	$10,006	$13,164
11/30/22	$12,469	$10,374	$13,437
12/31/22	$12,355	$10,327	$13,335
1/31/23	$12,799	$10,645	$13,818
2/28/23	$12,605	$10,370	$13,615
3/31/23	$12,828	$10,633	$13,810
4/30/23	$12,912	$10,698	$13,928
5/31/23	$12,783	$10,581	$13,791
6/30/23	$12,944	$10,544	$13,983
7/31/23	$13,081	$10,536	$14,165
8/31/23	$13,088	$10,469	$14,193
9/30/23	$12,908	$10,203	$14,016
10/31/23	$12,778	$10,042	$13,880
11/30/23	$13,371	$10,497	$14,517
12/31/23	$13,849	$10,898	$15,014
1/31/24	$13,838	$10,868	$15,025
2/29/24	$13,832	$10,715	$15,032
3/31/24	$14,001	$10,814	$15,209
4/30/24	$13,855	$10,541	$15,069
5/31/24	$13,994	$10,719	$15,237
6/30/24	$14,126	$10,821	$15,393
7/31/24	$14,352	$11,074	$15,650
8/31/24	$14,566	$11,233	$15,890
9/30/24	$14,721	$11,383	$16,069
10/31/24	$14,608	$11,101	$15,953
11/30/24	$14,752	$11,218	$16,124
12/31/24	$14,698	$11,035	$16,041
1/31/25	$14,878	$11,093	$16,257
2/28/25	$14,966	$11,337	$16,366
3/31/25	$14,828	$11,342	$16,226
4/30/25	$14,805	$11,386	$16,239
5/31/25	$15,048	$11,305	$16,481
6/30/25	$15,281	$11,478	$16,790
7/31/25	$15,299	$11,448	$16,837
8/31/25	$15,470	$11,585	$17,035
9/30/25	$15,598	$11,711	$17,172
10/31/25	$15,657	$11,785	$17,218
11/30/25	$15,764	$11,858	$17,332
12/31/25	$15,862	$11,840	$17,441
1/31/26	$15,896	$11,853	$17,528
2/28/26	$15,932	$12,047	$17,581
3/31/26	$15,716	$11,835	$17,375

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.99%	3.15%	4.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PHYRX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS4506TSRAR_033126

I-3: PHNNX

PIMCO High Yield Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$75	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads tightened.

  Security selection within the retail sector, specifically underweight exposure to a department store retailer, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Exposure to restructure equity, specifically exposure to an airline carrier, detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline carrier, detracted from relative performance versus the Index, as spreads widened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,024,798	$1,003,838	$1,033,510
5/31/16	$1,026,924	$1,004,096	$1,036,921
6/30/16	$1,032,802	$1,022,137	$1,046,087
7/31/16	$1,058,062	$1,028,599	$1,071,643
8/31/16	$1,078,637	$1,027,423	$1,093,215
9/30/16	$1,083,788	$1,026,821	$1,098,353
10/31/16	$1,082,139	$1,018,967	$1,099,803
11/30/16	$1,077,225	$994,865	$1,093,952
12/31/16	$1,095,958	$996,268	$1,112,199
1/31/17	$1,107,876	$998,223	$1,124,901
2/28/17	$1,123,850	$1,004,932	$1,139,243
3/31/17	$1,121,366	$1,004,405	$1,137,580
4/30/17	$1,134,596	$1,012,156	$1,151,504
5/31/17	$1,145,640	$1,019,947	$1,160,911
6/30/17	$1,148,058	$1,018,920	$1,162,688
7/31/17	$1,160,016	$1,023,305	$1,174,931
8/31/17	$1,160,898	$1,032,484	$1,176,082
9/30/17	$1,169,606	$1,027,566	$1,185,232
10/31/17	$1,174,181	$1,028,161	$1,190,577
11/30/17	$1,168,677	$1,026,841	$1,187,434
12/31/17	$1,171,007	$1,031,554	$1,189,821
1/31/18	$1,174,429	$1,019,674	$1,194,949
2/28/18	$1,160,944	$1,010,008	$1,183,191
3/31/18	$1,154,101	$1,016,485	$1,176,565
4/30/18	$1,160,317	$1,008,925	$1,183,048
5/31/18	$1,156,231	$1,016,126	$1,181,569
6/30/18	$1,160,032	$1,014,876	$1,184,251
7/31/18	$1,174,328	$1,015,117	$1,196,946
8/31/18	$1,184,036	$1,021,649	$1,206,318
9/30/18	$1,189,847	$1,015,070	$1,212,386
10/31/18	$1,169,342	$1,007,049	$1,194,576
11/30/18	$1,162,678	$1,013,060	$1,187,994
12/31/18	$1,140,218	$1,031,671	$1,165,505
1/31/19	$1,193,519	$1,042,627	$1,217,114
2/28/19	$1,212,645	$1,042,023	$1,237,209
3/31/19	$1,224,678	$1,062,032	$1,251,065
4/30/19	$1,242,434	$1,062,304	$1,267,091
5/31/19	$1,226,939	$1,081,161	$1,253,787
6/30/19	$1,258,413	$1,094,739	$1,286,298
7/31/19	$1,263,745	$1,097,147	$1,293,810
8/31/19	$1,270,851	$1,125,576	$1,303,281
9/30/19	$1,276,909	$1,119,581	$1,307,842
10/31/19	$1,280,660	$1,122,953	$1,312,171
11/30/19	$1,287,506	$1,122,381	$1,320,136
12/31/19	$1,308,380	$1,121,599	$1,341,561
1/31/20	$1,307,931	$1,143,184	$1,342,460
2/29/20	$1,288,238	$1,163,759	$1,323,156
3/31/20	$1,163,443	$1,156,911	$1,181,472
4/30/20	$1,209,579	$1,177,476	$1,230,858
5/31/20	$1,254,222	$1,182,959	$1,284,708
6/30/20	$1,255,967	$1,190,410	$1,293,020
7/31/20	$1,311,454	$1,208,191	$1,355,111
8/31/20	$1,320,430	$1,198,439	$1,365,504
9/30/20	$1,305,569	$1,197,782	$1,348,982
10/31/20	$1,310,523	$1,192,434	$1,355,376
11/30/20	$1,355,748	$1,204,134	$1,403,411
12/31/20	$1,376,132	$1,205,794	$1,425,823
1/31/21	$1,374,455	$1,197,148	$1,427,292
2/28/21	$1,376,145	$1,179,861	$1,429,547
3/31/21	$1,376,522	$1,165,128	$1,430,133
4/30/21	$1,389,501	$1,174,333	$1,445,221
5/31/21	$1,392,687	$1,178,169	$1,448,415
6/30/21	$1,410,100	$1,186,447	$1,466,838
7/31/21	$1,413,787	$1,199,713	$1,473,278
8/31/21	$1,421,817	$1,197,429	$1,481,204
9/30/21	$1,420,619	$1,187,061	$1,480,582
10/31/21	$1,414,853	$1,186,734	$1,478,080
11/30/21	$1,400,969	$1,190,245	$1,463,476
12/31/21	$1,429,648	$1,187,200	$1,491,356
1/31/22	$1,386,754	$1,161,622	$1,449,031
2/28/22	$1,374,424	$1,148,663	$1,436,077
3/31/22	$1,361,976	$1,116,751	$1,423,094
4/30/22	$1,309,586	$1,074,373	$1,372,190
5/31/22	$1,319,457	$1,081,300	$1,381,151
6/30/22	$1,229,496	$1,064,336	$1,287,909
7/31/22	$1,307,782	$1,090,343	$1,367,167
8/31/22	$1,270,999	$1,059,533	$1,329,939
9/30/22	$1,222,859	$1,013,755	$1,278,298
10/31/22	$1,257,675	$1,000,624	$1,316,442
11/30/22	$1,284,853	$1,037,423	$1,343,653
12/31/22	$1,273,606	$1,032,743	$1,333,549
1/31/23	$1,319,839	$1,064,515	$1,381,757
2/28/23	$1,300,190	$1,036,991	$1,361,500
3/31/23	$1,323,786	$1,063,333	$1,380,956
4/30/23	$1,332,910	$1,069,778	$1,392,791
5/31/23	$1,320,053	$1,058,130	$1,379,072
6/30/23	$1,337,184	$1,054,356	$1,398,323
7/31/23	$1,351,865	$1,053,621	$1,416,474
8/31/23	$1,353,032	$1,046,891	$1,419,335
9/30/23	$1,335,028	$1,020,288	$1,401,608
10/31/23	$1,322,022	$1,004,186	$1,387,998
11/30/23	$1,383,894	$1,049,662	$1,451,735
12/31/23	$1,433,838	$1,089,842	$1,501,355
1/31/24	$1,433,301	$1,086,849	$1,502,481
2/29/24	$1,433,157	$1,071,494	$1,503,172
3/31/24	$1,451,208	$1,081,388	$1,520,879
4/30/24	$1,436,654	$1,054,074	$1,506,903
5/31/24	$1,451,653	$1,071,944	$1,523,750
6/30/24	$1,465,810	$1,082,092	$1,539,262
7/31/24	$1,489,823	$1,107,367	$1,564,952
8/31/24	$1,512,668	$1,123,279	$1,588,989
9/30/24	$1,529,231	$1,138,319	$1,606,866
10/31/24	$1,518,099	$1,110,090	$1,595,312
11/30/24	$1,533,648	$1,121,827	$1,612,430
12/31/24	$1,528,632	$1,103,468	$1,604,094
1/31/25	$1,548,008	$1,109,322	$1,625,653
2/28/25	$1,557,683	$1,133,729	$1,636,626
3/31/25	$1,543,898	$1,134,155	$1,622,649
4/30/25	$1,542,001	$1,138,613	$1,623,915
5/31/25	$1,567,907	$1,130,460	$1,648,111
6/30/25	$1,592,738	$1,147,843	$1,678,964
7/31/25	$1,595,256	$1,144,815	$1,683,682
8/31/25	$1,613,741	$1,158,507	$1,703,549
9/30/25	$1,627,689	$1,171,145	$1,717,177
10/31/25	$1,634,517	$1,178,462	$1,721,762
11/30/25	$1,646,268	$1,185,785	$1,733,195
12/31/25	$1,657,142	$1,184,031	$1,744,079
1/31/26	$1,661,341	$1,185,295	$1,752,835
2/28/26	$1,665,588	$1,204,706	$1,758,128
3/31/26	$1,643,586	$1,183,475	$1,737,523

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.46%	3.61%	5.09%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	3.97%	5.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$7,162,470
# of Portfolio Holdings	817
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$18,221
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	81.3%
U.S. Treasury Obligations	8.6%
Loan Participations and Assignments	2.6%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	4.2%
Affiliated Investments	7.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(4.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHNNX

PIMCO High Yield Fund

Annual Shareholder Report |

March 31, 2026

PIMS2184TSRAR_033126

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA US High Yield Constrained Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/16	$9,624	$10,000	$10,000	$10,000
4/30/16	$9,901	$10,017	$10,400	$10,350
5/31/16	$9,946	$10,059	$10,475	$10,414
6/30/16	$9,995	$10,251	$10,588	$10,491
7/31/16	$10,244	$10,312	$10,856	$10,757
8/31/16	$10,474	$10,307	$11,097	$10,990
9/30/16	$10,516	$10,306	$11,169	$11,036
10/31/16	$10,530	$10,206	$11,204	$11,085
11/30/16	$10,494	$10,037	$11,160	$11,035
12/31/16	$10,729	$10,065	$11,379	$11,252
1/31/17	$10,873	$10,028	$11,532	$11,395
2/28/17	$11,054	$10,114	$11,712	$11,563
3/31/17	$11,028	$10,109	$11,687	$11,550
4/30/17	$11,173	$10,178	$11,820	$11,684
5/31/17	$11,289	$10,237	$11,925	$11,794
6/30/17	$11,301	$10,208	$11,938	$11,817
7/31/17	$11,436	$10,242	$12,076	$11,952
8/31/17	$11,430	$10,335	$12,072	$11,961
9/30/17	$11,515	$10,288	$12,181	$12,062
10/31/17	$11,551	$10,331	$12,228	$12,133
11/30/17	$11,510	$10,347	$12,195	$12,102
12/31/17	$11,552	$10,370	$12,231	$12,134
1/31/18	$11,624	$10,296	$12,309	$12,211
2/28/18	$11,524	$10,273	$12,195	$12,110
3/31/18	$11,446	$10,358	$12,119	$12,052
4/30/18	$11,518	$10,320	$12,200	$12,136
5/31/18	$11,490	$10,358	$12,198	$12,106
6/30/18	$11,521	$10,377	$12,240	$12,132
7/31/18	$11,656	$10,380	$12,377	$12,283
8/31/18	$11,738	$10,412	$12,467	$12,356
9/30/18	$11,801	$10,372	$12,539	$12,424
10/31/18	$11,591	$10,352	$12,334	$12,240
11/30/18	$11,469	$10,403	$12,222	$12,104
12/31/18	$11,206	$10,553	$11,954	$11,894
1/31/19	$11,724	$10,665	$12,503	$12,382
2/28/19	$11,915	$10,678	$12,714	$12,602
3/31/19	$12,018	$10,869	$12,838	$12,738
4/30/19	$12,231	$10,875	$13,018	$12,924
5/31/19	$12,025	$11,032	$12,852	$12,770
6/30/19	$12,300	$11,186	$13,168	$13,089
7/31/19	$12,354	$11,274	$13,235	$13,172
8/31/19	$12,400	$11,530	$13,287	$13,241
9/30/19	$12,462	$11,477	$13,329	$13,276
10/31/19	$12,478	$11,457	$13,360	$13,307
11/30/19	$12,522	$11,443	$13,396	$13,367
12/31/19	$12,822	$11,420	$13,676	$13,622
1/31/20	$12,802	$11,626	$13,677	$13,638
2/29/20	$12,585	$11,768	$13,465	$13,427
3/31/20	$11,195	$11,585	$11,880	$11,807
4/30/20	$11,634	$11,773	$12,332	$12,321
5/31/20	$12,103	$11,806	$12,891	$12,831
6/30/20	$12,178	$11,865	$13,014	$12,991
7/31/20	$12,691	$11,995	$13,631	$13,521
8/31/20	$12,844	$11,908	$13,767	$13,672
9/30/20	$12,704	$11,951	$13,625	$13,549
10/31/20	$12,739	$11,952	$13,686	$13,606
11/30/20	$13,338	$12,020	$14,235	$14,164
12/31/20	$13,577	$12,057	$14,506	$14,396
1/31/21	$13,592	$11,993	$14,562	$14,459
2/28/21	$13,665	$11,806	$14,613	$14,522
3/31/21	$13,697	$11,760	$14,639	$14,563
4/30/21	$13,829	$11,790	$14,799	$14,710
5/31/21	$13,833	$11,817	$14,841	$14,751
6/30/21	$13,990	$11,874	$15,044	$14,921
7/31/21	$14,024	$12,022	$15,097	$14,978
8/31/21	$14,097	$11,998	$15,181	$15,053
9/30/21	$14,072	$11,884	$15,185	$15,056
10/31/21	$14,017	$11,853	$15,157	$15,012
11/30/21	$13,880	$11,938	$14,999	$14,881
12/31/21	$14,162	$11,890	$15,283	$15,124
1/31/22	$13,767	$11,703	$14,866	$14,766
2/28/22	$13,619	$11,547	$14,737	$14,557
3/31/22	$13,569	$11,298	$14,590	$14,466
4/30/22	$13,048	$10,994	$14,065	$13,984
5/31/22	$13,038	$10,979	$14,100	$13,964
6/30/22	$12,108	$10,813	$13,142	$13,029
7/31/22	$12,869	$11,088	$13,932	$13,774
8/31/22	$12,588	$10,799	$13,591	$13,495
9/30/22	$12,134	$10,452	$13,047	$12,962
10/31/22	$12,478	$10,416	$13,418	$13,297
11/30/22	$12,799	$10,682	$13,667	$13,614
12/31/22	$12,738	$10,556	$13,565	$13,527
1/31/23	$13,219	$10,799	$14,096	$14,040
2/28/23	$13,109	$10,626	$13,915	$13,915
3/31/23	$13,219	$10,862	$14,069	$14,017
4/30/23	$13,324	$10,918	$14,207	$14,142
5/31/23	$13,247	$10,875	$14,071	$14,076
6/30/23	$13,428	$10,869	$14,300	$14,265
7/31/23	$13,629	$10,872	$14,505	$14,468
8/31/23	$13,649	$10,858	$14,548	$14,515
9/30/23	$13,527	$10,671	$14,377	$14,409
10/31/23	$13,370	$10,595	$14,197	$14,272
11/30/23	$13,979	$10,960	$14,845	$14,870
12/31/23	$14,480	$11,310	$15,393	$15,391
1/31/24	$14,516	$11,288	$15,396	$15,432
2/29/24	$14,571	$11,210	$15,442	$15,487
3/31/24	$14,729	$11,311	$15,626	$15,643
4/30/24	$14,623	$11,129	$15,469	$15,528
5/31/24	$14,801	$11,228	$15,645	$15,702
6/30/24	$14,919	$11,325	$15,796	$15,841
7/31/24	$15,196	$11,544	$16,106	$16,129
8/31/24	$15,447	$11,670	$16,362	$16,373
9/30/24	$15,646	$11,806	$16,629	$16,622
10/31/24	$15,573	$11,646	$16,538	$16,582
11/30/24	$15,722	$11,784	$16,727	$16,749
12/31/24	$15,701	$11,694	$16,655	$16,725
1/31/25	$15,855	$11,739	$16,886	$16,932
2/28/25	$15,982	$11,881	$16,995	$17,062
3/31/25	$15,836	$11,831	$16,813	$16,891
4/30/25	$15,851	$11,948	$16,813	$16,907
5/31/25	$16,146	$11,908	$17,096	$17,182
6/30/25	$16,381	$12,022	$17,413	$17,451
7/31/25	$16,486	$12,013	$17,483	$17,565
8/31/25	$16,662	$12,078	$17,696	$17,742
9/30/25	$16,797	$12,167	$17,831	$17,875
10/31/25	$16,853	$12,263	$17,866	$17,914
11/30/25	$16,950	$12,289	$17,955	$17,990
12/31/25	$17,055	$12,263	$18,072	$18,102
1/31/26	$17,087	$12,292	$18,159	$18,207
2/28/26	$17,117	$12,465	$18,189	$18,250
3/31/26	$16,853	$12,244	$17,973	$17,976

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.42%	4.23%	5.76%
Class A (including sales charge)	2.39%	3.44%	5.36%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2026

PIMS6020TSRAR_033126

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA US High Yield Constrained Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,281	$10,017	$10,400	$10,350
5/31/16	$10,322	$10,059	$10,475	$10,414
6/30/16	$10,366	$10,251	$10,588	$10,491
7/31/16	$10,618	$10,312	$10,856	$10,757
8/31/16	$10,849	$10,307	$11,097	$10,990
9/30/16	$10,885	$10,306	$11,169	$11,036
10/31/16	$10,893	$10,206	$11,204	$11,085
11/30/16	$10,850	$10,037	$11,160	$11,035
12/31/16	$11,085	$10,065	$11,379	$11,252
1/31/17	$11,227	$10,028	$11,532	$11,395
2/28/17	$11,407	$10,114	$11,712	$11,563
3/31/17	$11,373	$10,109	$11,687	$11,550
4/30/17	$11,516	$10,178	$11,820	$11,684
5/31/17	$11,629	$10,237	$11,925	$11,794
6/30/17	$11,633	$10,208	$11,938	$11,817
7/31/17	$11,765	$10,242	$12,076	$11,952
8/31/17	$11,752	$10,335	$12,072	$11,961
9/30/17	$11,832	$10,288	$12,181	$12,062
10/31/17	$11,861	$10,331	$12,228	$12,133
11/30/17	$11,811	$10,347	$12,195	$12,102
12/31/17	$11,847	$10,370	$12,231	$12,134
1/31/18	$11,913	$10,296	$12,309	$12,211
2/28/18	$11,805	$10,273	$12,195	$12,110
3/31/18	$11,717	$10,358	$12,119	$12,052
4/30/18	$11,784	$10,320	$12,200	$12,136
5/31/18	$11,747	$10,358	$12,198	$12,106
6/30/18	$11,771	$10,377	$12,240	$12,132
7/31/18	$11,902	$10,380	$12,377	$12,283
8/31/18	$11,978	$10,412	$12,467	$12,356
9/30/18	$12,035	$10,372	$12,539	$12,424
10/31/18	$11,814	$10,352	$12,334	$12,240
11/30/18	$11,682	$10,403	$12,222	$12,104
12/31/18	$11,407	$10,553	$11,954	$11,894
1/31/19	$11,926	$10,665	$12,503	$12,382
2/28/19	$12,114	$10,678	$12,714	$12,602
3/31/19	$12,211	$10,869	$12,838	$12,738
4/30/19	$12,420	$10,875	$13,018	$12,924
5/31/19	$12,203	$11,032	$12,852	$12,770
6/30/19	$12,474	$11,186	$13,168	$13,089
7/31/19	$12,521	$11,274	$13,235	$13,172
8/31/19	$12,559	$11,530	$13,287	$13,241
9/30/19	$12,615	$11,477	$13,329	$13,276
10/31/19	$12,623	$11,457	$13,360	$13,307
11/30/19	$12,660	$11,443	$13,396	$13,367
12/31/19	$12,955	$11,420	$13,676	$13,622
1/31/20	$12,926	$11,626	$13,677	$13,638
2/29/20	$12,700	$11,768	$13,465	$13,427
3/31/20	$11,290	$11,585	$11,880	$11,807
4/30/20	$11,726	$11,773	$12,332	$12,321
5/31/20	$12,191	$11,806	$12,891	$12,831
6/30/20	$12,259	$11,865	$13,014	$12,991
7/31/20	$12,767	$11,995	$13,631	$13,521
8/31/20	$12,913	$11,908	$13,767	$13,672
9/30/20	$12,765	$11,951	$13,625	$13,549
10/31/20	$12,791	$11,952	$13,686	$13,606
11/30/20	$13,385	$12,020	$14,235	$14,164
12/31/20	$13,616	$12,057	$14,506	$14,396
1/31/21	$13,622	$11,993	$14,562	$14,459
2/28/21	$13,688	$11,806	$14,613	$14,522
3/31/21	$13,711	$11,760	$14,639	$14,563
4/30/21	$13,834	$11,790	$14,799	$14,710
5/31/21	$13,830	$11,817	$14,841	$14,751
6/30/21	$13,978	$11,874	$15,044	$14,921
7/31/21	$14,003	$12,022	$15,097	$14,978
8/31/21	$14,067	$11,998	$15,181	$15,053
9/30/21	$14,034	$11,884	$15,185	$15,056
10/31/21	$13,971	$11,853	$15,157	$15,012
11/30/21	$13,825	$11,938	$14,999	$14,881
12/31/21	$14,097	$11,890	$15,283	$15,124
1/31/22	$13,695	$11,703	$14,866	$14,766
2/28/22	$13,540	$11,547	$14,737	$14,557
3/31/22	$13,482	$11,298	$14,590	$14,466
4/30/22	$12,955	$10,994	$14,065	$13,984
5/31/22	$12,938	$10,979	$14,100	$13,964
6/30/22	$12,007	$10,813	$13,142	$13,029
7/31/22	$12,754	$11,088	$13,932	$13,774
8/31/22	$12,468	$10,799	$13,591	$13,495
9/30/22	$12,010	$10,452	$13,047	$12,962
10/31/22	$12,343	$10,416	$13,418	$13,297
11/30/22	$12,653	$10,682	$13,667	$13,614
12/31/22	$12,584	$10,556	$13,565	$13,527
1/31/23	$13,051	$10,799	$14,096	$14,040
2/28/23	$12,936	$10,626	$13,915	$13,915
3/31/23	$13,035	$10,862	$14,069	$14,017
4/30/23	$13,131	$10,918	$14,207	$14,142
5/31/23	$13,047	$10,875	$14,071	$14,076
6/30/23	$13,217	$10,869	$14,300	$14,265
7/31/23	$13,407	$10,872	$14,505	$14,468
8/31/23	$13,418	$10,858	$14,548	$14,515
9/30/23	$13,289	$10,671	$14,377	$14,409
10/31/23	$13,127	$10,595	$14,197	$14,272
11/30/23	$13,717	$10,960	$14,845	$14,870
12/31/23	$14,199	$11,310	$15,393	$15,391
1/31/24	$14,226	$11,288	$15,396	$15,432
2/29/24	$14,272	$11,210	$15,442	$15,487
3/31/24	$14,417	$11,311	$15,626	$15,643
4/30/24	$14,305	$11,129	$15,469	$15,528
5/31/24	$14,469	$11,228	$15,645	$15,702
6/30/24	$14,576	$11,325	$15,796	$15,841
7/31/24	$14,837	$11,544	$16,106	$16,129
8/31/24	$15,072	$11,670	$16,362	$16,373
9/30/24	$15,258	$11,806	$16,629	$16,622
10/31/24	$15,176	$11,646	$16,538	$16,582
11/30/24	$15,312	$11,784	$16,727	$16,749
12/31/24	$15,282	$11,694	$16,655	$16,725
1/31/25	$15,422	$11,739	$16,886	$16,932
2/28/25	$15,536	$11,881	$16,995	$17,062
3/31/25	$15,385	$11,831	$16,813	$16,891
4/30/25	$15,390	$11,948	$16,813	$16,907
5/31/25	$15,667	$11,908	$17,096	$17,182
6/30/25	$15,886	$12,022	$17,413	$17,451
7/31/25	$15,978	$12,013	$17,483	$17,565
8/31/25	$16,137	$12,078	$17,696	$17,742
9/30/25	$16,258	$12,167	$17,831	$17,875
10/31/25	$16,301	$12,263	$17,866	$17,914
11/30/25	$16,386	$12,289	$17,955	$17,990
12/31/25	$16,477	$12,263	$18,072	$18,102
1/31/26	$16,497	$12,292	$18,159	$18,207
2/28/26	$16,516	$12,465	$18,189	$18,250
3/31/26	$16,252	$12,244	$17,973	$17,976

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.63%	3.46%	4.98%
Class C (including sales charge)	4.63%	3.46%	4.98%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2026

PIMS6220TSRAR_033126

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,030	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,034,079	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,423	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,677	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,905	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,094,542	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,096,304	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,092,904	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,117,713	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,132,975	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,152,132	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,149,815	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,165,209	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,177,725	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,179,315	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,193,727	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,193,487	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,202,677	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,206,797	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,202,802	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,207,556	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,215,434	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,205,355	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,197,531	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,205,462	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,202,836	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,206,417	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,220,892	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,229,941	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,236,819	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,215,194	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,202,809	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,175,580	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,230,195	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,250,654	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,261,769	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,284,492	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,263,286	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,292,475	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,298,519	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,303,757	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,310,694	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,312,742	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,317,751	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,349,691	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,348,016	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,325,496	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,179,486	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,226,066	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,275,889	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,284,124	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,338,680	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,355,195	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,340,806	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,344,913	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,408,494	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,434,265	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,436,190	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,444,305	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,448,089	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,462,546	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,463,358	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,480,393	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,484,452	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,492,535	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,490,336	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,485,028	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,470,891	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,501,260	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,459,805	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,444,430	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,439,604	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,384,715	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,384,035	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,285,703	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,366,933	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,337,476	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,289,652	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,326,553	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,361,046	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,354,968	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,406,535	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,395,285	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,407,416	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,418,935	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,411,189	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,430,898	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,452,731	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,455,287	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,442,649	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,426,360	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,491,729	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,545,644	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,549,994	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,556,291	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,573,533	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,562,748	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,582,231	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,595,312	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,625,371	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,652,699	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,674,515	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,667,127	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,683,589	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,681,832	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,698,839	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,712,902	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,697,743	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,699,828	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,732,051	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,757,753	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,769,547	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,788,893	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,803,938	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,810,485	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,821,404	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,833,254	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,837,193	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,840,935	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,813,068	$1,224,396	$1,797,628	$1,797,257

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.79%	4.60%	6.13%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2026

PIMS1984TSRAR_033126

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$74	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,946	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,033,911	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,169	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,322	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,450	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,093,990	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,095,664	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,092,206	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,116,899	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,132,059	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,151,112	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,148,697	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,163,991	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,176,396	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,177,882	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,192,185	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,191,848	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,200,927	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,204,942	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,200,855	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,205,497	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,213,262	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,203,112	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,195,198	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,203,018	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,200,296	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,203,768	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,218,112	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,227,027	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,233,800	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,212,125	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,199,671	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,172,414	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,226,783	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,247,091	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,258,069	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,280,621	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,259,371	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,288,375	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,294,290	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,299,392	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,306,207	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,308,136	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,313,019	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,344,730	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,342,962	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,320,430	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,174,876	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,221,177	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,270,697	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,278,794	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,333,007	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,349,346	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,334,911	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,338,879	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,402,066	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,427,588	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,429,393	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,437,361	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,441,004	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,455,263	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,455,957	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,472,785	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,476,695	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,484,614	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,482,300	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,476,892	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,462,711	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,492,781	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,451,449	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,436,054	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,431,127	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,376,445	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,375,657	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,277,813	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,358,426	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,329,041	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,281,407	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,317,968	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,352,133	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,345,974	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,397,089	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,385,812	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,397,738	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,409,068	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,401,260	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,420,702	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,442,265	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,444,680	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,432,012	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,415,727	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,480,488	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,533,866	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,538,058	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,544,184	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,561,163	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,550,335	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,569,522	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,582,377	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,612,057	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,639,015	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,660,436	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,652,970	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,669,153	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,667,271	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,683,985	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,697,790	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,682,629	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,684,561	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,716,345	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,741,680	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,753,217	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,772,231	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,786,994	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,793,320	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,803,995	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,815,574	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,819,322	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,822,887	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,795,148	$1,224,396	$1,797,628	$1,797,257

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.69%	4.49%	6.03%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2026

PIMS1985TSRAR_033126

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$80	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a department store, contributed to relative performance versus the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index (“Index”), as spreads widened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a packaging company, contributed to relative performance versus the Index, as spreads widened.

  Overweight exposure to a select telecommunications company contributed to relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates rose.

  Security selection within the technology sector, specifically overweight exposure to a web hosting company, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the wirelines sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	ICE BofA US High Yield Constrained Index
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,905	$1,001,698	$1,034,980	$1,039,960
5/31/16	$1,033,824	$1,005,932	$1,041,449	$1,047,469
6/30/16	$1,039,040	$1,025,081	$1,049,134	$1,058,823
7/31/16	$1,065,150	$1,031,206	$1,075,657	$1,085,569
8/31/16	$1,089,228	$1,030,680	$1,099,020	$1,109,745
9/30/16	$1,093,729	$1,030,557	$1,103,559	$1,116,925
10/31/16	$1,095,351	$1,020,565	$1,108,459	$1,120,421
11/30/16	$1,091,821	$1,003,709	$1,103,493	$1,116,006
12/31/16	$1,116,465	$1,006,459	$1,125,243	$1,137,947
1/31/17	$1,131,566	$1,002,793	$1,139,477	$1,153,218
2/28/17	$1,150,568	$1,011,378	$1,156,284	$1,171,197
3/31/17	$1,148,110	$1,010,911	$1,155,001	$1,168,737
4/30/17	$1,163,339	$1,017,767	$1,168,353	$1,181,967
5/31/17	$1,175,686	$1,023,707	$1,179,382	$1,192,487
6/30/17	$1,177,129	$1,020,842	$1,181,717	$1,193,751
7/31/17	$1,191,363	$1,024,198	$1,195,177	$1,207,551
8/31/17	$1,190,972	$1,033,532	$1,196,133	$1,207,225
9/30/17	$1,199,997	$1,028,761	$1,206,240	$1,218,053
10/31/17	$1,203,955	$1,033,100	$1,213,297	$1,222,804
11/30/17	$1,199,822	$1,034,700	$1,210,215	$1,219,539
12/31/17	$1,204,412	$1,037,013	$1,213,410	$1,223,088
1/31/18	$1,212,114	$1,029,610	$1,221,079	$1,230,928
2/28/18	$1,201,926	$1,027,288	$1,210,993	$1,219,456
3/31/18	$1,193,972	$1,035,806	$1,205,240	$1,211,932
4/30/18	$1,201,743	$1,031,952	$1,213,569	$1,219,991
5/31/18	$1,198,963	$1,035,807	$1,210,571	$1,219,820
6/30/18	$1,202,373	$1,037,738	$1,213,198	$1,224,028
7/31/18	$1,216,656	$1,038,022	$1,228,278	$1,237,701
8/31/18	$1,225,510	$1,041,212	$1,235,635	$1,246,662
9/30/18	$1,232,225	$1,037,229	$1,242,444	$1,253,905
10/31/18	$1,210,533	$1,035,202	$1,224,006	$1,233,366
11/30/18	$1,198,048	$1,040,267	$1,210,371	$1,222,167
12/31/18	$1,170,783	$1,055,294	$1,189,395	$1,195,365
1/31/19	$1,225,049	$1,066,471	$1,238,184	$1,250,256
2/28/19	$1,245,280	$1,067,753	$1,260,161	$1,271,373
3/31/19	$1,256,190	$1,086,877	$1,273,847	$1,283,832
4/30/19	$1,278,658	$1,087,524	$1,292,356	$1,301,793
5/31/19	$1,257,535	$1,103,173	$1,277,003	$1,285,247
6/30/19	$1,286,454	$1,118,641	$1,308,940	$1,316,762
7/31/19	$1,292,306	$1,127,444	$1,317,161	$1,323,503
8/31/19	$1,297,309	$1,153,012	$1,324,063	$1,328,665
9/30/19	$1,304,064	$1,147,669	$1,327,611	$1,332,877
10/31/19	$1,305,938	$1,145,688	$1,330,664	$1,335,969
11/30/19	$1,310,759	$1,144,344	$1,336,719	$1,339,617
12/31/19	$1,342,361	$1,141,998	$1,362,237	$1,367,614
1/31/20	$1,340,543	$1,162,607	$1,363,804	$1,367,669
2/29/20	$1,317,996	$1,176,836	$1,342,705	$1,346,470
3/31/20	$1,172,665	$1,158,521	$1,180,681	$1,188,004
4/30/20	$1,218,830	$1,177,276	$1,232,135	$1,233,172
5/31/20	$1,268,201	$1,180,613	$1,283,084	$1,289,109
6/30/20	$1,276,234	$1,186,505	$1,299,084	$1,301,355
7/31/20	$1,330,278	$1,199,470	$1,352,100	$1,363,105
8/31/20	$1,346,530	$1,190,779	$1,367,203	$1,376,735
9/30/20	$1,332,067	$1,195,129	$1,354,857	$1,362,459
10/31/20	$1,335,967	$1,195,216	$1,360,615	$1,368,604
11/30/20	$1,398,962	$1,202,035	$1,416,359	$1,423,457
12/31/20	$1,424,361	$1,205,728	$1,439,616	$1,450,645
1/31/21	$1,426,138	$1,199,261	$1,445,907	$1,456,245
2/28/21	$1,434,051	$1,180,606	$1,452,211	$1,461,269
3/31/21	$1,437,626	$1,175,955	$1,456,292	$1,463,855
4/30/21	$1,451,790	$1,179,029	$1,470,972	$1,479,870
5/31/21	$1,452,427	$1,181,661	$1,475,105	$1,484,147
6/30/21	$1,469,154	$1,187,424	$1,492,142	$1,504,360
7/31/21	$1,472,990	$1,202,182	$1,497,813	$1,509,700
8/31/21	$1,480,830	$1,199,773	$1,505,302	$1,518,139
9/30/21	$1,478,462	$1,188,446	$1,505,558	$1,518,458
10/31/21	$1,473,005	$1,185,338	$1,501,237	$1,515,680
11/30/21	$1,458,804	$1,193,793	$1,488,146	$1,499,947
12/31/21	$1,488,715	$1,188,952	$1,512,432	$1,528,251
1/31/22	$1,447,427	$1,170,272	$1,476,573	$1,486,575
2/28/22	$1,432,020	$1,154,705	$1,455,709	$1,473,716
3/31/22	$1,427,055	$1,129,814	$1,446,596	$1,459,024
4/30/22	$1,372,467	$1,099,449	$1,398,410	$1,406,470
5/31/22	$1,371,626	$1,097,936	$1,396,410	$1,410,042
6/30/22	$1,274,015	$1,081,273	$1,302,920	$1,314,201
7/31/22	$1,354,340	$1,108,814	$1,377,421	$1,393,159
8/31/22	$1,324,985	$1,079,868	$1,349,474	$1,359,110
9/30/22	$1,277,438	$1,045,202	$1,296,169	$1,304,664
10/31/22	$1,313,837	$1,041,624	$1,329,662	$1,341,782
11/30/22	$1,347,838	$1,068,168	$1,361,428	$1,366,739
12/31/22	$1,341,607	$1,055,562	$1,352,701	$1,356,543
1/31/23	$1,392,498	$1,079,874	$1,404,023	$1,409,570
2/28/23	$1,381,198	$1,062,650	$1,391,457	$1,391,485
3/31/23	$1,393,022	$1,086,213	$1,401,725	$1,406,945
4/30/23	$1,404,277	$1,091,806	$1,414,159	$1,420,662
5/31/23	$1,396,436	$1,087,507	$1,407,625	$1,407,123
6/30/23	$1,415,751	$1,086,858	$1,426,488	$1,430,017
7/31/23	$1,437,182	$1,087,210	$1,446,844	$1,450,452
8/31/23	$1,439,385	$1,085,844	$1,451,546	$1,454,760
9/30/23	$1,426,688	$1,067,119	$1,440,935	$1,437,667
10/31/23	$1,410,406	$1,059,542	$1,427,232	$1,419,725
11/30/23	$1,474,866	$1,095,972	$1,486,976	$1,484,535
12/31/23	$1,527,974	$1,130,998	$1,539,109	$1,539,314
1/31/24	$1,532,087	$1,128,781	$1,543,172	$1,539,607
2/29/24	$1,538,129	$1,121,036	$1,548,682	$1,544,164
3/31/24	$1,554,973	$1,131,144	$1,564,292	$1,562,555
4/30/24	$1,544,116	$1,112,932	$1,552,763	$1,546,930
5/31/24	$1,563,155	$1,122,780	$1,570,216	$1,564,487
6/30/24	$1,575,897	$1,132,522	$1,584,113	$1,579,584
7/31/24	$1,605,388	$1,154,402	$1,612,896	$1,610,576
8/31/24	$1,632,163	$1,167,045	$1,637,283	$1,636,200
9/30/24	$1,653,516	$1,180,588	$1,662,153	$1,662,936
10/31/24	$1,646,011	$1,164,612	$1,658,181	$1,653,790
11/30/24	$1,662,055	$1,178,445	$1,674,945	$1,672,725
12/31/24	$1,660,108	$1,169,402	$1,672,500	$1,665,550
1/31/25	$1,676,679	$1,173,932	$1,693,205	$1,688,551
2/28/25	$1,690,362	$1,188,068	$1,706,175	$1,699,526
3/31/25	$1,675,201	$1,183,110	$1,689,062	$1,681,290
4/30/25	$1,677,089	$1,194,759	$1,690,734	$1,681,324
5/31/25	$1,708,659	$1,190,809	$1,718,175	$1,709,604
6/30/25	$1,733,809	$1,202,213	$1,745,099	$1,741,334
7/31/25	$1,745,218	$1,201,251	$1,756,494	$1,748,317
8/31/25	$1,764,069	$1,207,833	$1,774,182	$1,769,611
9/30/25	$1,778,695	$1,216,730	$1,787,471	$1,783,131
10/31/25	$1,784,734	$1,226,335	$1,791,439	$1,786,644
11/30/25	$1,795,116	$1,228,914	$1,798,963	$1,795,524
12/31/25	$1,806,557	$1,226,279	$1,810,243	$1,807,194
1/31/26	$1,810,209	$1,229,243	$1,820,688	$1,815,887
2/28/26	$1,813,694	$1,246,523	$1,825,003	$1,818,883
3/31/26	$1,786,023	$1,224,396	$1,797,628	$1,797,257

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.62%	4.44%	5.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
ICE BofA US High Yield Constrained Index	6.90%	4.19%	6.04%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	6.43%	4.30%	6.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$422,726
# of Portfolio Holdings	623
Portfolio Turnover Rate	85%
Total Net Advisory Fees Paid During the Reporting Period	$1,473
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	9.7%
Loan Participations and Assignments	7.1%
Common Stocks	0.4%
Convertible Bonds & Notes	0.3%
Other Investments	0.2%
Short-Term Instruments	1.3%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.4%
Other Assets and Liabilities, Net	4.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.07% as a result of lower expenses related to interest.

Changes to Principal Investment Strategies. Effective January 1, 2026, the Fund changed its supplemental benchmark index to the ICE BofA US High Yield Constrained Index. Previously, the fund’s supplemental benchmark index was the ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index. Certain additional changes were made to the principal investment strategies related to this change.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Annual Shareholder Report |

March 31, 2026

PIMS2185TSRAR_033126

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index , as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

  Underweight exposure to emerging markets detracted from relative performance, as spreads narrowed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,831	$1,003,838	$1,023,526
5/31/16	$1,024,724	$1,004,096	$1,023,748
6/30/16	$1,072,173	$1,022,137	$1,066,516
7/31/16	$1,109,150	$1,028,599	$1,096,156
8/31/16	$1,115,992	$1,027,423	$1,102,330
9/30/16	$1,110,440	$1,026,821	$1,090,672
10/31/16	$1,089,082	$1,018,967	$1,068,140
11/30/16	$1,029,654	$994,865	$1,016,202
12/31/16	$1,045,626	$996,268	$1,031,820
1/31/17	$1,055,462	$998,223	$1,034,344
2/28/17	$1,080,326	$1,004,932	$1,055,100
3/31/17	$1,077,895	$1,004,405	$1,048,907
4/30/17	$1,096,979	$1,012,156	$1,065,218
5/31/17	$1,117,496	$1,019,947	$1,087,218
6/30/17	$1,129,886	$1,018,920	$1,098,245
7/31/17	$1,138,896	$1,023,305	$1,107,580
8/31/17	$1,155,810	$1,032,484	$1,123,784
9/30/17	$1,155,667	$1,027,566	$1,122,098
10/31/17	$1,161,125	$1,028,161	$1,130,175
11/30/17	$1,165,950	$1,026,841	$1,134,831
12/31/17	$1,187,143	$1,031,554	$1,157,820
1/31/18	$1,175,293	$1,019,674	$1,143,039
2/28/18	$1,139,221	$1,010,008	$1,105,222
3/31/18	$1,150,787	$1,016,485	$1,113,468
4/30/18	$1,129,888	$1,008,925	$1,091,912
5/31/18	$1,126,747	$1,016,126	$1,096,955
6/30/18	$1,119,734	$1,014,876	$1,083,921
7/31/18	$1,134,066	$1,015,117	$1,100,160
8/31/18	$1,136,229	$1,021,649	$1,103,807
9/30/18	$1,128,520	$1,015,070	$1,097,598
10/31/18	$1,094,263	$1,007,049	$1,057,962
11/30/18	$1,092,265	$1,013,060	$1,053,727
12/31/18	$1,116,542	$1,031,671	$1,079,566
1/31/19	$1,156,775	$1,042,627	$1,116,869
2/28/19	$1,161,451	$1,042,023	$1,116,103
3/31/19	$1,210,668	$1,062,032	$1,164,424
4/30/19	$1,218,761	$1,062,304	$1,171,528
5/31/19	$1,248,228	$1,081,161	$1,199,453
6/30/19	$1,293,651	$1,094,739	$1,246,202
7/31/19	$1,308,237	$1,097,147	$1,260,636
8/31/19	$1,388,411	$1,125,576	$1,335,746
9/30/19	$1,373,003	$1,119,581	$1,316,176
10/31/19	$1,381,700	$1,122,953	$1,323,406
11/30/19	$1,389,394	$1,122,381	$1,330,467
12/31/19	$1,390,491	$1,121,599	$1,331,741
1/31/20	$1,451,638	$1,143,184	$1,385,748
2/29/20	$1,474,920	$1,163,759	$1,413,360
3/31/20	$1,314,704	$1,156,911	$1,269,784
4/30/20	$1,397,191	$1,177,476	$1,354,775
5/31/20	$1,422,901	$1,182,959	$1,375,578
6/30/20	$1,460,917	$1,190,410	$1,410,532
7/31/20	$1,541,174	$1,208,191	$1,496,446
8/31/20	$1,503,202	$1,198,439	$1,445,573
9/30/20	$1,494,264	$1,197,782	$1,438,315
10/31/20	$1,477,775	$1,192,434	$1,429,454
11/30/20	$1,561,028	$1,204,134	$1,502,531
12/31/20	$1,574,924	$1,205,794	$1,509,081
1/31/21	$1,539,387	$1,197,148	$1,470,067
2/28/21	$1,487,679	$1,179,861	$1,421,373
3/31/21	$1,444,059	$1,165,128	$1,382,431
4/30/21	$1,478,285	$1,174,333	$1,406,292
5/31/21	$1,489,469	$1,178,169	$1,421,022
6/30/21	$1,541,395	$1,186,447	$1,471,532
7/31/21	$1,575,983	$1,199,713	$1,504,030
8/31/21	$1,576,708	$1,197,429	$1,498,495
9/30/21	$1,542,874	$1,187,061	$1,468,934
10/31/21	$1,552,555	$1,186,734	$1,490,720
11/30/21	$1,561,716	$1,190,245	$1,496,774
12/31/21	$1,558,930	$1,187,200	$1,491,254
1/31/22	$1,484,421	$1,161,622	$1,409,489
2/28/22	$1,425,958	$1,148,663	$1,362,178
3/31/22	$1,374,603	$1,116,751	$1,323,809
4/30/22	$1,251,173	$1,074,373	$1,196,268
5/31/22	$1,247,117	$1,081,300	$1,207,314
6/30/22	$1,187,255	$1,064,336	$1,157,207
7/31/22	$1,243,525	$1,090,343	$1,210,960
8/31/22	$1,195,644	$1,059,533	$1,158,050
9/30/22	$1,101,524	$1,013,755	$1,057,991
10/31/22	$1,076,346	$1,000,624	$1,033,661
11/30/22	$1,165,662	$1,037,423	$1,126,813
12/31/22	$1,152,441	$1,032,743	$1,114,080
1/31/23	$1,236,225	$1,064,515	$1,189,220
2/28/23	$1,178,402	$1,036,991	$1,127,895
3/31/23	$1,219,316	$1,063,333	$1,174,456
4/30/23	$1,227,576	$1,069,778	$1,184,632
5/31/23	$1,197,343	$1,058,130	$1,152,762
6/30/23	$1,211,841	$1,054,356	$1,169,466
7/31/23	$1,209,558	$1,053,621	$1,167,766
8/31/23	$1,185,967	$1,046,891	$1,145,452
9/30/23	$1,121,061	$1,020,288	$1,084,867
10/31/23	$1,072,212	$1,004,186	$1,040,062
11/30/23	$1,181,451	$1,049,662	$1,149,687
12/31/23	$1,267,841	$1,089,842	$1,233,577
1/31/24	$1,262,858	$1,086,849	$1,222,113
2/29/24	$1,234,353	$1,071,494	$1,190,483
3/31/24	$1,256,336	$1,081,388	$1,213,277
4/30/24	$1,198,361	$1,054,074	$1,153,889
5/31/24	$1,233,662	$1,071,944	$1,186,148
6/30/24	$1,244,285	$1,082,092	$1,192,915
7/31/24	$1,285,203	$1,107,367	$1,230,452
8/31/24	$1,312,385	$1,123,279	$1,256,653
9/30/24	$1,344,775	$1,138,319	$1,289,524
10/31/24	$1,289,932	$1,110,090	$1,235,580
11/30/24	$1,321,975	$1,121,827	$1,262,943
12/31/24	$1,266,948	$1,103,468	$1,208,804
1/31/25	$1,276,084	$1,109,322	$1,213,984
2/28/25	$1,327,427	$1,133,729	$1,255,950
3/31/25	$1,308,214	$1,134,155	$1,238,612
4/30/25	$1,292,217	$1,138,613	$1,223,365
5/31/25	$1,280,800	$1,130,460	$1,217,189
6/30/25	$1,322,754	$1,147,843	$1,254,123
7/31/25	$1,318,684	$1,144,815	$1,253,598
8/31/25	$1,329,796	$1,158,507	$1,263,013
9/30/25	$1,370,881	$1,171,145	$1,302,794
10/31/25	$1,385,422	$1,178,462	$1,309,859
11/30/25	$1,392,958	$1,185,785	$1,316,059
12/31/25	$1,375,130	$1,184,031	$1,302,779
1/31/26	$1,380,227	$1,185,295	$1,303,369
2/28/26	$1,414,551	$1,204,706	$1,330,982
3/31/26	$1,358,787	$1,183,475	$1,287,659

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.87%	(1.21%)	3.11%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,433,587
# of Portfolio Holdings	1,585
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$10,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	64.5%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	11.1%
Sovereign Issues	6.8%
Preferred Securities	2.7%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.9%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(17.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1945TSRAR_033126

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$79	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index , as the strategy outperformed like-duration Treasuries.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

  Underweight exposure to emerging markets detracted from relative performance, as spreads narrowed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,746	$1,003,838	$1,023,526
5/31/16	$1,024,554	$1,004,096	$1,023,748
6/30/16	$1,071,912	$1,022,137	$1,066,516
7/31/16	$1,108,787	$1,028,599	$1,096,156
8/31/16	$1,115,534	$1,027,423	$1,102,330
9/30/16	$1,109,886	$1,026,821	$1,090,672
10/31/16	$1,088,452	$1,018,967	$1,068,140
11/30/16	$1,028,973	$994,865	$1,016,202
12/31/16	$1,044,793	$996,268	$1,031,820
1/31/17	$1,054,537	$998,223	$1,034,344
2/28/17	$1,079,299	$1,004,932	$1,055,100
3/31/17	$1,076,773	$1,004,405	$1,048,907
4/30/17	$1,095,755	$1,012,156	$1,065,218
5/31/17	$1,116,158	$1,019,947	$1,087,218
6/30/17	$1,128,434	$1,018,920	$1,098,245
7/31/17	$1,137,343	$1,023,305	$1,107,580
8/31/17	$1,154,136	$1,032,484	$1,123,784
9/30/17	$1,153,896	$1,027,566	$1,122,098
10/31/17	$1,159,250	$1,028,161	$1,130,175
11/30/17	$1,163,972	$1,026,841	$1,134,831
12/31/17	$1,185,026	$1,031,554	$1,157,820
1/31/18	$1,173,100	$1,019,674	$1,143,039
2/28/18	$1,137,007	$1,010,008	$1,105,222
3/31/18	$1,148,452	$1,016,485	$1,113,468
4/30/18	$1,127,505	$1,008,925	$1,091,912
5/31/18	$1,124,276	$1,016,126	$1,096,955
6/30/18	$1,117,186	$1,014,876	$1,083,921
7/31/18	$1,131,394	$1,015,117	$1,100,160
8/31/18	$1,133,447	$1,021,649	$1,103,807
9/30/18	$1,125,673	$1,015,070	$1,097,598
10/31/18	$1,091,408	$1,007,049	$1,057,962
11/30/18	$1,089,319	$1,013,060	$1,053,727
12/31/18	$1,113,440	$1,031,671	$1,079,566
1/31/19	$1,153,470	$1,042,627	$1,116,869
2/28/19	$1,158,044	$1,042,023	$1,116,103
3/31/19	$1,207,017	$1,062,032	$1,164,424
4/30/19	$1,214,988	$1,062,304	$1,171,528
5/31/19	$1,244,253	$1,081,161	$1,199,453
6/30/19	$1,289,436	$1,094,739	$1,246,202
7/31/19	$1,303,865	$1,097,147	$1,260,636
8/31/19	$1,383,649	$1,125,576	$1,335,746
9/30/19	$1,368,190	$1,119,581	$1,316,176
10/31/19	$1,376,741	$1,122,953	$1,323,406
11/30/19	$1,384,292	$1,122,381	$1,330,467
12/31/19	$1,385,265	$1,121,599	$1,331,741
1/31/20	$1,446,059	$1,143,184	$1,385,748
2/29/20	$1,469,140	$1,163,759	$1,413,360
3/31/20	$1,309,444	$1,156,911	$1,269,784
4/30/20	$1,391,489	$1,177,476	$1,354,775
5/31/20	$1,416,977	$1,182,959	$1,375,578
6/30/20	$1,454,716	$1,190,410	$1,410,532
7/31/20	$1,534,497	$1,208,191	$1,496,446
8/31/20	$1,496,571	$1,198,439	$1,445,573
9/30/20	$1,487,549	$1,197,782	$1,438,315
10/31/20	$1,471,000	$1,192,434	$1,429,454
11/30/20	$1,553,749	$1,204,134	$1,502,531
12/31/20	$1,567,421	$1,205,794	$1,509,081
1/31/21	$1,531,936	$1,197,148	$1,470,067
2/28/21	$1,480,364	$1,179,861	$1,421,373
3/31/21	$1,436,838	$1,165,128	$1,382,431
4/30/21	$1,470,767	$1,174,333	$1,406,292
5/31/21	$1,481,776	$1,178,169	$1,421,022
6/30/21	$1,533,310	$1,186,447	$1,471,532
7/31/21	$1,567,580	$1,199,713	$1,504,030
8/31/21	$1,568,170	$1,197,429	$1,498,495
9/30/21	$1,534,390	$1,187,061	$1,468,934
10/31/21	$1,543,887	$1,186,734	$1,490,720
11/30/21	$1,552,871	$1,190,245	$1,496,774
12/31/21	$1,549,961	$1,187,200	$1,491,254
1/31/22	$1,475,760	$1,161,622	$1,409,489
2/28/22	$1,417,529	$1,148,663	$1,362,178
3/31/22	$1,366,366	$1,116,751	$1,323,809
4/30/22	$1,243,566	$1,074,373	$1,196,268
5/31/22	$1,239,434	$1,081,300	$1,207,314
6/30/22	$1,179,842	$1,064,336	$1,157,207
7/31/22	$1,235,660	$1,090,343	$1,210,960
8/31/22	$1,187,978	$1,059,533	$1,158,050
9/30/22	$1,094,360	$1,013,755	$1,057,991
10/31/22	$1,069,260	$1,000,624	$1,033,661
11/30/22	$1,157,897	$1,037,423	$1,126,813
12/31/22	$1,144,661	$1,032,743	$1,114,080
1/31/23	$1,227,779	$1,064,515	$1,189,220
2/28/23	$1,170,259	$1,036,991	$1,127,895
3/31/23	$1,210,785	$1,063,333	$1,174,456
4/30/23	$1,218,893	$1,069,778	$1,184,632
5/31/23	$1,188,777	$1,058,130	$1,152,762
6/30/23	$1,203,069	$1,054,356	$1,169,466
7/31/23	$1,200,711	$1,053,621	$1,167,766
8/31/23	$1,177,196	$1,046,891	$1,145,452
9/30/23	$1,112,675	$1,020,288	$1,084,867
10/31/23	$1,064,102	$1,004,186	$1,040,062
11/30/23	$1,172,424	$1,049,662	$1,149,687
12/31/23	$1,258,047	$1,089,842	$1,233,577
1/31/24	$1,253,001	$1,086,849	$1,222,113
2/29/24	$1,224,621	$1,071,494	$1,190,483
3/31/24	$1,246,326	$1,081,388	$1,213,277
4/30/24	$1,188,714	$1,054,074	$1,153,889
5/31/24	$1,223,621	$1,071,944	$1,186,148
6/30/24	$1,234,061	$1,082,092	$1,192,915
7/31/24	$1,274,539	$1,107,367	$1,230,452
8/31/24	$1,301,384	$1,123,279	$1,256,653
9/30/24	$1,333,397	$1,138,319	$1,289,524
10/31/24	$1,278,907	$1,110,090	$1,235,580
11/30/24	$1,310,566	$1,121,827	$1,262,943
12/31/24	$1,255,904	$1,103,468	$1,208,804
1/31/25	$1,264,852	$1,109,322	$1,213,984
2/28/25	$1,315,643	$1,133,729	$1,255,950
3/31/25	$1,296,497	$1,134,155	$1,238,612
4/30/25	$1,280,539	$1,138,613	$1,223,365
5/31/25	$1,269,114	$1,130,460	$1,217,189
6/30/25	$1,310,583	$1,147,843	$1,254,123
7/31/25	$1,306,440	$1,144,815	$1,253,598
8/31/25	$1,317,332	$1,158,507	$1,263,013
9/30/25	$1,357,925	$1,171,145	$1,302,794
10/31/25	$1,372,204	$1,178,462	$1,309,859
11/30/25	$1,379,558	$1,185,785	$1,316,059
12/31/25	$1,361,783	$1,184,031	$1,302,779
1/31/26	$1,366,715	$1,185,295	$1,303,369
2/28/26	$1,400,597	$1,204,706	$1,330,982
3/31/26	$1,345,272	$1,183,475	$1,287,659

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.76%	(1.31%)	3.01%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,433,587
# of Portfolio Holdings	1,585
Portfolio Turnover Rate	153%
Total Net Advisory Fees Paid During the Reporting Period	$10,090
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	64.5%
U.S. Treasury Obligations	27.2%
U.S. Government Agencies	11.1%
Sovereign Issues	6.8%
Preferred Securities	2.7%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.9%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.6%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(17.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.56% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2054TSRAR_033126

Class A: PSRZX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$9,777	$10,000	$10,000
4/30/16	$9,903	$10,038	$10,265
5/31/16	$9,964	$10,041	$10,375
6/30/16	$9,961	$10,221	$10,427
7/31/16	$10,072	$10,286	$10,601
8/31/16	$10,142	$10,274	$10,742
9/30/16	$10,190	$10,268	$10,834
10/31/16	$10,219	$10,190	$10,899
11/30/16	$10,249	$9,949	$10,921
12/31/16	$10,333	$9,963	$11,083
1/31/17	$10,362	$9,982	$11,170
2/28/17	$10,403	$10,049	$11,279
3/31/17	$10,426	$10,044	$11,279
4/30/17	$10,475	$10,122	$11,348
5/31/17	$10,516	$10,199	$11,415
6/30/17	$10,507	$10,189	$11,426
7/31/17	$10,579	$10,233	$11,516
8/31/17	$10,581	$10,325	$11,514
9/30/17	$10,614	$10,276	$11,580
10/31/17	$10,670	$10,282	$11,639
11/30/17	$10,661	$10,268	$11,632
12/31/17	$10,694	$10,316	$11,674
1/31/18	$10,771	$10,197	$11,789
2/28/18	$10,750	$10,100	$11,779
3/31/18	$10,775	$10,165	$11,790
4/30/18	$10,821	$10,089	$11,860
5/31/18	$10,814	$10,161	$11,895
6/30/18	$10,818	$10,149	$11,920
7/31/18	$10,888	$10,151	$12,027
8/31/18	$10,939	$10,216	$12,092
9/30/18	$11,006	$10,151	$12,170
10/31/18	$10,990	$10,070	$12,096
11/30/18	$10,895	$10,131	$12,004
12/31/18	$10,597	$10,317	$11,744
1/31/19	$10,892	$10,426	$12,098
2/28/19	$11,075	$10,420	$12,278
3/31/19	$11,038	$10,620	$12,305
4/30/19	$11,220	$10,623	$12,460
5/31/19	$11,185	$10,812	$12,389
6/30/19	$11,222	$10,947	$12,501
7/31/19	$11,297	$10,971	$12,574
8/31/19	$11,293	$11,256	$12,560
9/30/19	$11,362	$11,196	$12,599
10/31/19	$11,333	$11,230	$12,578
11/30/19	$11,418	$11,224	$12,611
12/31/19	$11,556	$11,216	$12,833
1/31/20	$11,570	$11,432	$12,870
2/29/20	$11,415	$11,638	$12,686
3/31/20	$10,241	$11,569	$11,160
4/30/20	$10,498	$11,775	$11,565
5/31/20	$10,784	$11,830	$12,008
6/30/20	$10,741	$11,904	$12,166
7/31/20	$10,952	$12,082	$12,488
8/31/20	$11,044	$11,984	$12,661
9/30/20	$11,038	$11,978	$12,669
10/31/20	$11,009	$11,924	$12,707
11/30/20	$11,245	$12,041	$13,074
12/31/20	$11,361	$12,058	$13,284
1/31/21	$11,438	$11,971	$13,412
2/28/21	$11,457	$11,799	$13,505
3/31/21	$11,420	$11,651	$13,563
4/30/21	$11,472	$11,743	$13,660
5/31/21	$11,506	$11,782	$13,730
6/30/21	$11,562	$11,864	$13,825
7/31/21	$11,562	$11,997	$13,823
8/31/21	$11,610	$11,974	$13,892
9/30/21	$11,640	$11,871	$13,961
10/31/21	$11,630	$11,867	$13,980
11/30/21	$11,569	$11,902	$13,912
12/31/21	$11,709	$11,872	$14,046
1/31/22	$11,640	$11,616	$13,975
2/28/22	$11,590	$11,487	$13,920
3/31/22	$11,584	$11,168	$13,899
4/30/22	$11,524	$10,744	$13,778
5/31/22	$11,376	$10,813	$13,605
6/30/22	$10,949	$10,643	$13,129
7/31/22	$11,301	$10,903	$13,542
8/31/22	$11,298	$10,595	$13,565
9/30/22	$11,079	$10,138	$13,260
10/31/22	$11,274	$10,006	$13,480
11/30/22	$11,426	$10,374	$13,658
12/31/22	$11,440	$10,327	$13,665
1/31/23	$11,741	$10,645	$14,055
2/28/23	$11,726	$10,370	$14,058
3/31/23	$11,762	$10,633	$14,104
4/30/23	$11,820	$10,698	$14,232
5/31/23	$11,763	$10,581	$14,185
6/30/23	$11,943	$10,544	$14,457
7/31/23	$12,103	$10,536	$14,634
8/31/23	$12,193	$10,469	$14,765
9/30/23	$12,147	$10,203	$14,791
10/31/23	$12,079	$10,042	$14,706
11/30/23	$12,404	$10,497	$15,050
12/31/23	$12,725	$10,898	$15,392
1/31/24	$12,757	$10,868	$15,454
2/29/24	$12,850	$10,715	$15,576
3/31/24	$12,996	$10,814	$15,714
4/30/24	$13,008	$10,541	$15,717
5/31/24	$13,157	$10,719	$15,867
6/30/24	$13,213	$10,821	$15,961
7/31/24	$13,371	$11,074	$16,156
8/31/24	$13,507	$11,233	$16,326
9/30/24	$13,627	$11,383	$16,513
10/31/24	$13,669	$11,101	$16,577
11/30/24	$13,831	$11,218	$16,735
12/31/24	$13,876	$11,035	$16,775
1/31/25	$13,993	$11,093	$16,947
2/28/25	$14,024	$11,337	$17,010
3/31/25	$13,916	$11,342	$16,888
4/30/25	$13,904	$11,386	$16,878
5/31/25	$14,169	$11,305	$17,150
6/30/25	$14,322	$11,478	$17,354
7/31/25	$14,404	$11,448	$17,466
8/31/25	$14,523	$11,585	$17,600
9/30/25	$14,617	$11,711	$17,692
10/31/25	$14,661	$11,785	$17,744
11/30/25	$14,734	$11,858	$17,794
12/31/25	$14,832	$11,840	$17,918
1/31/26	$14,827	$11,853	$17,932
2/28/26	$14,768	$12,047	$17,859
3/31/26	$14,726	$11,835	$17,853

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.82%	5.22%	4.18%
Class A (including sales charge)	3.41%	4.75%	3.95%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSRZX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2026

PIMS6026TSRAR_033126

Class C: PSRWX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,123	$10,038	$10,265
5/31/16	$10,179	$10,041	$10,375
6/30/16	$10,169	$10,221	$10,427
7/31/16	$10,276	$10,286	$10,601
8/31/16	$10,341	$10,274	$10,742
9/30/16	$10,383	$10,268	$10,834
10/31/16	$10,407	$10,190	$10,899
11/30/16	$10,431	$9,949	$10,921
12/31/16	$10,509	$9,963	$11,083
1/31/17	$10,532	$9,982	$11,170
2/28/17	$10,567	$10,049	$11,279
3/31/17	$10,584	$10,044	$11,279
4/30/17	$10,628	$10,122	$11,348
5/31/17	$10,663	$10,199	$11,415
6/30/17	$10,647	$10,189	$11,426
7/31/17	$10,713	$10,233	$11,516
8/31/17	$10,708	$10,325	$11,514
9/30/17	$10,735	$10,276	$11,580
10/31/17	$10,784	$10,282	$11,639
11/30/17	$10,769	$10,268	$11,632
12/31/17	$10,796	$10,316	$11,674
1/31/18	$10,867	$10,197	$11,789
2/28/18	$10,839	$10,100	$11,779
3/31/18	$10,857	$10,165	$11,790
4/30/18	$10,897	$10,089	$11,860
5/31/18	$10,883	$10,161	$11,895
6/30/18	$10,880	$10,149	$11,920
7/31/18	$10,944	$10,151	$12,027
8/31/18	$10,988	$10,216	$12,092
9/30/18	$11,049	$10,151	$12,170
10/31/18	$11,025	$10,070	$12,096
11/30/18	$10,923	$10,131	$12,004
12/31/18	$10,618	$10,317	$11,744
1/31/19	$10,906	$10,426	$12,098
2/28/19	$11,083	$10,420	$12,278
3/31/19	$11,039	$10,620	$12,305
4/30/19	$11,214	$10,623	$12,460
5/31/19	$11,173	$10,812	$12,389
6/30/19	$11,203	$10,947	$12,501
7/31/19	$11,270	$10,971	$12,574
8/31/19	$11,259	$11,256	$12,560
9/30/19	$11,321	$11,196	$12,599
10/31/19	$11,285	$11,230	$12,578
11/30/19	$11,363	$11,224	$12,611
12/31/19	$11,493	$11,216	$12,833
1/31/20	$11,500	$11,432	$12,870
2/29/20	$11,338	$11,638	$12,686
3/31/20	$10,166	$11,569	$11,160
4/30/20	$10,414	$11,775	$11,565
5/31/20	$10,692	$11,830	$12,008
6/30/20	$10,643	$11,904	$12,166
7/31/20	$10,844	$12,082	$12,488
8/31/20	$10,928	$11,984	$12,661
9/30/20	$10,916	$11,978	$12,669
10/31/20	$10,879	$11,924	$12,707
11/30/20	$11,107	$12,041	$13,074
12/31/20	$11,213	$12,058	$13,284
1/31/21	$11,283	$11,971	$13,412
2/28/21	$11,294	$11,799	$13,505
3/31/21	$11,252	$11,651	$13,563
4/30/21	$11,295	$11,743	$13,660
5/31/21	$11,322	$11,782	$13,730
6/30/21	$11,369	$11,864	$13,825
7/31/21	$11,362	$11,997	$13,823
8/31/21	$11,403	$11,974	$13,892
9/30/21	$11,424	$11,871	$13,961
10/31/21	$11,408	$11,867	$13,980
11/30/21	$11,341	$11,902	$13,912
12/31/21	$11,470	$11,872	$14,046
1/31/22	$11,396	$11,616	$13,975
2/28/22	$11,340	$11,487	$13,920
3/31/22	$11,328	$11,168	$13,899
4/30/22	$11,262	$10,744	$13,778
5/31/22	$11,110	$10,813	$13,605
6/30/22	$10,686	$10,643	$13,129
7/31/22	$11,023	$10,903	$13,542
8/31/22	$11,013	$10,595	$13,565
9/30/22	$10,792	$10,138	$13,260
10/31/22	$10,976	$10,006	$13,480
11/30/22	$11,117	$10,374	$13,658
12/31/22	$11,124	$10,327	$13,665
1/31/23	$11,409	$10,645	$14,055
2/28/23	$11,388	$10,370	$14,058
3/31/23	$11,415	$10,633	$14,104
4/30/23	$11,465	$10,698	$14,232
5/31/23	$11,402	$10,581	$14,185
6/30/23	$11,569	$10,544	$14,457
7/31/23	$11,718	$10,536	$14,634
8/31/23	$11,797	$10,469	$14,765
9/30/23	$11,745	$10,203	$14,791
10/31/23	$11,672	$10,042	$14,706
11/30/23	$11,979	$10,497	$15,050
12/31/23	$12,283	$10,898	$15,392
1/31/24	$12,307	$10,868	$15,454
2/29/24	$12,389	$10,715	$15,576
3/31/24	$12,522	$10,814	$15,714
4/30/24	$12,526	$10,541	$15,717
5/31/24	$12,661	$10,719	$15,867
6/30/24	$12,707	$10,821	$15,961
7/31/24	$12,851	$11,074	$16,156
8/31/24	$12,972	$11,233	$16,326
9/30/24	$13,081	$11,383	$16,513
10/31/24	$13,112	$11,101	$16,577
11/30/24	$13,260	$11,218	$16,735
12/31/24	$13,294	$11,035	$16,775
1/31/25	$13,398	$11,093	$16,947
2/28/25	$13,419	$11,337	$17,010
3/31/25	$13,308	$11,342	$16,888
4/30/25	$13,289	$11,386	$16,878
5/31/25	$13,533	$11,305	$17,150
6/30/25	$13,671	$11,478	$17,354
7/31/25	$13,740	$11,448	$17,466
8/31/25	$13,845	$11,585	$17,600
9/30/25	$13,927	$11,711	$17,692
10/31/25	$13,959	$11,785	$17,744
11/30/25	$14,020	$11,858	$17,794
12/31/25	$14,104	$11,840	$17,918
1/31/26	$14,090	$11,853	$17,932
2/28/26	$14,027	$12,047	$17,859
3/31/26	$13,978	$11,835	$17,853

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.04%	4.44%	3.41%
Class C (including sales charge)	4.05%	4.44%	3.41%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSRWX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2026

PIMS6226TSRAR_033126

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,156	$1,003,838	$1,026,508
5/31/16	$1,019,634	$1,004,096	$1,037,458
6/30/16	$1,019,600	$1,022,137	$1,042,688
7/31/16	$1,031,160	$1,028,599	$1,060,079
8/31/16	$1,038,629	$1,027,423	$1,074,196
9/30/16	$1,043,810	$1,026,821	$1,083,399
10/31/16	$1,047,056	$1,018,967	$1,089,876
11/30/16	$1,050,407	$994,865	$1,092,125
12/31/16	$1,059,315	$996,268	$1,108,312
1/31/17	$1,062,447	$998,223	$1,117,013
2/28/17	$1,066,897	$1,004,932	$1,127,936
3/31/17	$1,069,554	$1,004,405	$1,127,855
4/30/17	$1,074,884	$1,012,156	$1,134,841
5/31/17	$1,079,387	$1,019,947	$1,141,478
6/30/17	$1,078,726	$1,018,920	$1,142,555
7/31/17	$1,086,406	$1,023,305	$1,151,617
8/31/17	$1,086,836	$1,032,484	$1,151,388
9/30/17	$1,090,480	$1,027,566	$1,158,023
10/31/17	$1,096,494	$1,028,161	$1,163,897
11/30/17	$1,095,843	$1,026,841	$1,163,176
12/31/17	$1,099,582	$1,031,554	$1,167,355
1/31/18	$1,107,797	$1,019,674	$1,178,923
2/28/18	$1,105,885	$1,010,008	$1,177,936
3/31/18	$1,108,683	$1,016,485	$1,179,027
4/30/18	$1,113,747	$1,008,925	$1,185,960
5/31/18	$1,113,276	$1,016,126	$1,189,464
6/30/18	$1,113,943	$1,014,876	$1,192,016
7/31/18	$1,121,428	$1,015,117	$1,202,669
8/31/18	$1,127,021	$1,021,649	$1,209,166
9/30/18	$1,134,128	$1,015,070	$1,216,975
10/31/18	$1,132,735	$1,007,049	$1,209,637
11/30/18	$1,123,294	$1,013,060	$1,200,352
12/31/18	$1,092,879	$1,031,671	$1,174,360
1/31/19	$1,123,507	$1,042,627	$1,209,803
2/28/19	$1,142,652	$1,042,023	$1,227,815
3/31/19	$1,139,090	$1,062,032	$1,230,492
4/30/19	$1,158,149	$1,062,304	$1,246,046
5/31/19	$1,154,934	$1,081,161	$1,238,865
6/30/19	$1,158,950	$1,094,739	$1,250,057
7/31/19	$1,167,000	$1,097,147	$1,257,410
8/31/19	$1,166,935	$1,125,576	$1,255,972
9/30/19	$1,174,336	$1,119,581	$1,259,945
10/31/19	$1,171,607	$1,122,953	$1,257,753
11/30/19	$1,180,716	$1,122,381	$1,261,080
12/31/19	$1,195,304	$1,121,599	$1,283,301
1/31/20	$1,197,088	$1,143,184	$1,286,959
2/29/20	$1,181,224	$1,163,759	$1,268,564
3/31/20	$1,060,053	$1,156,911	$1,115,994
4/30/20	$1,086,905	$1,177,476	$1,156,507
5/31/20	$1,116,834	$1,182,959	$1,200,796
6/30/20	$1,112,699	$1,190,410	$1,216,558
7/31/20	$1,134,807	$1,208,191	$1,248,848
8/31/20	$1,144,604	$1,198,439	$1,266,051
9/30/20	$1,144,250	$1,197,782	$1,266,899
10/31/20	$1,141,521	$1,192,434	$1,270,676
11/30/20	$1,166,346	$1,204,134	$1,307,426
12/31/20	$1,178,629	$1,205,794	$1,328,366
1/31/21	$1,186,922	$1,197,148	$1,341,195
2/28/21	$1,189,132	$1,179,861	$1,350,547
3/31/21	$1,185,674	$1,165,128	$1,356,312
4/30/21	$1,191,328	$1,174,333	$1,365,958
5/31/21	$1,195,147	$1,178,169	$1,373,049
6/30/21	$1,201,235	$1,186,447	$1,382,532
7/31/21	$1,201,612	$1,199,713	$1,382,324
8/31/21	$1,206,909	$1,197,429	$1,389,203
9/30/21	$1,210,253	$1,187,061	$1,396,060
10/31/21	$1,209,620	$1,186,734	$1,398,015
11/30/21	$1,203,522	$1,190,245	$1,391,239
12/31/21	$1,218,376	$1,187,200	$1,404,594
1/31/22	$1,211,559	$1,161,622	$1,397,526
2/28/22	$1,206,587	$1,148,663	$1,391,989
3/31/22	$1,206,292	$1,116,751	$1,389,928
4/30/22	$1,200,341	$1,074,373	$1,377,841
5/31/22	$1,185,185	$1,081,300	$1,360,506
6/30/22	$1,141,029	$1,064,336	$1,312,874
7/31/22	$1,178,026	$1,090,343	$1,354,234
8/31/22	$1,177,968	$1,059,533	$1,356,513
9/30/22	$1,155,436	$1,013,755	$1,325,953
10/31/22	$1,176,068	$1,000,624	$1,347,956
11/30/22	$1,192,192	$1,037,423	$1,365,762
12/31/22	$1,194,033	$1,032,743	$1,366,538
1/31/23	$1,225,715	$1,064,515	$1,405,501
2/28/23	$1,224,418	$1,036,991	$1,405,759
3/31/23	$1,228,450	$1,063,333	$1,410,370
4/30/23	$1,234,866	$1,069,778	$1,423,178
5/31/23	$1,229,161	$1,058,130	$1,418,474
6/30/23	$1,248,290	$1,054,356	$1,445,732
7/31/23	$1,265,355	$1,053,621	$1,463,352
8/31/23	$1,275,114	$1,046,891	$1,476,514
9/30/23	$1,270,598	$1,020,288	$1,479,134
10/31/23	$1,263,779	$1,004,186	$1,470,629
11/30/23	$1,298,083	$1,049,662	$1,504,965
12/31/23	$1,331,963	$1,089,842	$1,539,231
1/31/24	$1,335,679	$1,086,849	$1,545,438
2/29/24	$1,345,724	$1,071,494	$1,557,600
3/31/24	$1,361,318	$1,081,388	$1,571,439
4/30/24	$1,362,891	$1,054,074	$1,571,720
5/31/24	$1,378,919	$1,071,944	$1,586,713
6/30/24	$1,385,068	$1,082,092	$1,596,080
7/31/24	$1,401,989	$1,107,367	$1,615,581
8/31/24	$1,416,570	$1,123,279	$1,632,569
9/30/24	$1,429,590	$1,138,319	$1,651,343
10/31/24	$1,434,314	$1,110,090	$1,657,722
11/30/24	$1,451,717	$1,121,827	$1,673,503
12/31/24	$1,456,763	$1,103,468	$1,677,547
1/31/25	$1,469,512	$1,109,322	$1,694,701
2/28/25	$1,473,053	$1,133,729	$1,701,037
3/31/25	$1,462,030	$1,134,155	$1,688,782
4/30/25	$1,461,176	$1,138,613	$1,687,828
5/31/25	$1,489,415	$1,130,460	$1,714,956
6/30/25	$1,505,814	$1,147,843	$1,735,352
7/31/25	$1,514,787	$1,144,815	$1,746,619
8/31/25	$1,527,724	$1,158,507	$1,759,961
9/30/25	$1,538,040	$1,171,145	$1,769,227
10/31/25	$1,543,001	$1,178,462	$1,774,392
11/30/25	$1,551,045	$1,185,785	$1,779,364
12/31/25	$1,561,778	$1,184,031	$1,791,797
1/31/26	$1,561,650	$1,185,295	$1,793,215
2/28/26	$1,555,832	$1,204,706	$1,785,876
3/31/26	$1,551,795	$1,183,475	$1,785,291

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.14%	5.53%	4.49%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2026

PIMS2000TSRAR_033126

I-2: PSRPX

PIMCO Low Duration Credit Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	0.88%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the bank loan healthcare sector, particularly overweight exposure to a surgery center provider, contributed to relative performance versus the 50% ICE BofA 1-5 Year US High Yield Constrained Index and 50% J.P. Morgan Leveraged Loan Index ("Index"), as spreads tightened.

  Security selection within the bank loan media sector, particularly overweight exposure to a mass media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the bank loan food sector, particularly underweight exposure to a juice brand, contributed to relative performance versus the Index, as prices fell.

  Overweight exposure to the bank loan technology sector detracted from relative performance versus the Index, as the sector underperformed.

  Security selection within the high yield financial sector, particularly overweight exposure to a consumer lender, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the high yield telecom sector detracted from relative performance versus the Index, as the sector outperformed.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,013,072	$1,003,838	$1,026,508
5/31/16	$1,019,466	$1,004,096	$1,037,458
6/30/16	$1,019,346	$1,022,137	$1,042,688
7/31/16	$1,030,815	$1,028,599	$1,060,079
8/31/16	$1,038,192	$1,027,423	$1,074,196
9/30/16	$1,043,280	$1,026,821	$1,083,399
10/31/16	$1,046,442	$1,018,967	$1,089,876
11/30/16	$1,049,707	$994,865	$1,092,125
12/31/16	$1,058,514	$996,268	$1,108,312
1/31/17	$1,061,562	$998,223	$1,117,013
2/28/17	$1,065,922	$1,004,932	$1,127,936
3/31/17	$1,068,481	$1,004,405	$1,127,855
4/30/17	$1,073,722	$1,012,156	$1,134,841
5/31/17	$1,078,127	$1,019,947	$1,141,478
6/30/17	$1,077,374	$1,018,920	$1,142,555
7/31/17	$1,084,958	$1,023,305	$1,151,617
8/31/17	$1,085,296	$1,032,484	$1,151,388
9/30/17	$1,088,844	$1,027,566	$1,158,023
10/31/17	$1,094,759	$1,028,161	$1,163,897
11/30/17	$1,094,019	$1,026,841	$1,163,176
12/31/17	$1,097,656	$1,031,554	$1,167,355
1/31/18	$1,105,767	$1,019,674	$1,178,923
2/28/18	$1,103,776	$1,010,008	$1,177,936
3/31/18	$1,106,476	$1,016,485	$1,179,027
4/30/18	$1,111,447	$1,008,925	$1,185,960
5/31/18	$1,110,885	$1,016,126	$1,189,464
6/30/18	$1,111,457	$1,014,876	$1,192,016
7/31/18	$1,118,837	$1,015,117	$1,202,669
8/31/18	$1,124,322	$1,021,649	$1,209,166
9/30/18	$1,131,335	$1,015,070	$1,216,975
10/31/18	$1,129,855	$1,007,049	$1,209,637
11/30/18	$1,120,348	$1,013,060	$1,200,352
12/31/18	$1,089,919	$1,031,671	$1,174,360
1/31/19	$1,120,373	$1,042,627	$1,209,803
2/28/19	$1,139,378	$1,042,023	$1,227,815
3/31/19	$1,135,730	$1,062,032	$1,230,492
4/30/19	$1,154,639	$1,062,304	$1,246,046
5/31/19	$1,151,334	$1,081,161	$1,238,865
6/30/19	$1,155,248	$1,094,739	$1,250,057
7/31/19	$1,163,171	$1,097,147	$1,257,410
8/31/19	$1,163,004	$1,125,576	$1,255,972
9/30/19	$1,170,291	$1,119,581	$1,259,945
10/31/19	$1,167,473	$1,122,953	$1,257,753
11/30/19	$1,176,451	$1,122,381	$1,261,080
12/31/19	$1,190,886	$1,121,599	$1,283,301
1/31/20	$1,192,559	$1,143,184	$1,286,959
2/29/20	$1,176,664	$1,163,759	$1,268,564
3/31/20	$1,055,869	$1,156,911	$1,115,994
4/30/20	$1,082,509	$1,177,476	$1,156,507
5/31/20	$1,112,223	$1,182,959	$1,200,796
6/30/20	$1,108,013	$1,190,410	$1,216,558
7/31/20	$1,129,928	$1,208,191	$1,248,848
8/31/20	$1,139,594	$1,198,439	$1,266,051
9/30/20	$1,139,151	$1,197,782	$1,266,899
10/31/20	$1,136,334	$1,192,434	$1,270,676
11/30/20	$1,160,954	$1,204,134	$1,307,426
12/31/20	$1,173,071	$1,205,794	$1,328,366
1/31/21	$1,181,232	$1,197,148	$1,341,195
2/28/21	$1,183,343	$1,179,861	$1,350,547
3/31/21	$1,179,804	$1,165,128	$1,356,312
4/30/21	$1,185,327	$1,174,333	$1,365,958
5/31/21	$1,189,033	$1,178,169	$1,373,049
6/30/21	$1,194,992	$1,186,447	$1,382,532
7/31/21	$1,195,262	$1,199,713	$1,382,324
8/31/21	$1,200,429	$1,197,429	$1,389,203
9/30/21	$1,203,653	$1,187,061	$1,396,060
10/31/21	$1,202,915	$1,186,734	$1,398,015
11/30/21	$1,196,744	$1,190,245	$1,391,239
12/31/21	$1,211,407	$1,187,200	$1,404,594
1/31/22	$1,204,534	$1,161,622	$1,397,526
2/28/22	$1,199,495	$1,148,663	$1,391,989
3/31/22	$1,199,099	$1,116,751	$1,389,928
4/30/22	$1,193,083	$1,074,373	$1,377,841
5/31/22	$1,177,922	$1,081,300	$1,360,506
6/30/22	$1,133,936	$1,064,336	$1,312,874
7/31/22	$1,170,605	$1,090,343	$1,354,234
8/31/22	$1,170,451	$1,059,533	$1,356,513
9/30/22	$1,147,964	$1,013,755	$1,325,953
10/31/22	$1,168,374	$1,000,624	$1,347,956
11/30/22	$1,184,295	$1,037,423	$1,365,762
12/31/22	$1,186,019	$1,032,743	$1,366,538
1/31/23	$1,217,393	$1,064,515	$1,405,501
2/28/23	$1,216,014	$1,036,991	$1,405,759
3/31/23	$1,219,912	$1,063,333	$1,410,370
4/30/23	$1,226,197	$1,069,778	$1,423,178
5/31/23	$1,220,428	$1,058,130	$1,418,474
6/30/23	$1,239,308	$1,054,356	$1,445,732
7/31/23	$1,256,152	$1,053,621	$1,463,352
8/31/23	$1,265,734	$1,046,891	$1,476,514
9/30/23	$1,261,140	$1,020,288	$1,479,134
10/31/23	$1,254,256	$1,004,186	$1,470,629
11/30/23	$1,288,194	$1,049,662	$1,504,965
12/31/23	$1,321,734	$1,089,842	$1,539,231
1/31/24	$1,325,313	$1,086,849	$1,545,438
2/29/24	$1,335,174	$1,071,494	$1,557,600
3/31/24	$1,350,545	$1,081,388	$1,571,439
4/30/24	$1,351,995	$1,054,074	$1,571,720
5/31/24	$1,367,773	$1,071,944	$1,586,713
6/30/24	$1,373,765	$1,082,092	$1,596,080
7/31/24	$1,390,430	$1,107,367	$1,615,581
8/31/24	$1,404,767	$1,123,279	$1,632,569
9/30/24	$1,417,518	$1,138,319	$1,651,343
10/31/24	$1,422,079	$1,110,090	$1,657,722
11/30/24	$1,439,214	$1,121,827	$1,673,503
12/31/24	$1,444,086	$1,103,468	$1,677,547
1/31/25	$1,456,598	$1,109,322	$1,694,701
2/28/25	$1,459,998	$1,133,729	$1,701,037
3/31/25	$1,448,958	$1,134,155	$1,688,782
4/30/25	$1,447,992	$1,138,613	$1,687,828
5/31/25	$1,475,848	$1,130,460	$1,714,956
6/30/25	$1,491,981	$1,147,843	$1,735,352
7/31/25	$1,500,745	$1,144,815	$1,746,619
8/31/25	$1,513,432	$1,158,507	$1,759,961
9/30/25	$1,523,531	$1,171,145	$1,769,227
10/31/25	$1,528,306	$1,178,462	$1,774,392
11/30/25	$1,536,159	$1,185,785	$1,779,364
12/31/25	$1,546,656	$1,184,031	$1,791,797
1/31/26	$1,546,398	$1,185,295	$1,793,215
2/28/26	$1,540,519	$1,204,706	$1,785,876
3/31/26	$1,536,395	$1,183,475	$1,785,291

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.03%	5.42%	4.39%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	5.71%	5.65%	5.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$131,524
# of Portfolio Holdings	430
Portfolio Turnover Rate	69%
Total Net Advisory Fees Paid During the Reporting Period	$572
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Loan Participations and Assignments	50.0%
Corporate Bonds & Notes	29.1%
U.S. Treasury Obligations	4.2%
Common Stocks	0.4%
Short-Term Instruments	6.8%
Affiliated Investments	9.5%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSRPX

PIMCO Low Duration Credit Fund

Annual Shareholder Report |

March 31, 2026

PIMS2002TSRAR_033126

Class A: PFIAX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$9,771	$10,000	$10,000
4/30/16	$10,032	$10,038	$10,014
5/31/16	$10,139	$10,041	$10,008
6/30/16	$10,180	$10,221	$10,068
7/31/16	$10,403	$10,286	$10,070
8/31/16	$10,572	$10,274	$10,059
9/30/16	$10,629	$10,268	$10,071
10/31/16	$10,721	$10,190	$10,068
11/30/16	$10,709	$9,949	$10,027
12/31/16	$10,898	$9,963	$10,033
1/31/17	$10,994	$9,982	$10,052
2/28/17	$11,073	$10,049	$10,068
3/31/17	$11,138	$10,044	$10,074
4/30/17	$11,199	$10,122	$10,093
5/31/17	$11,275	$10,199	$10,110
6/30/17	$11,300	$10,189	$10,106
7/31/17	$11,363	$10,233	$10,132
8/31/17	$11,417	$10,325	$10,153
9/30/17	$11,444	$10,276	$10,140
10/31/17	$11,485	$10,282	$10,138
11/30/17	$11,484	$10,268	$10,117
12/31/17	$11,510	$10,316	$10,120
1/31/18	$11,519	$10,197	$10,093
2/28/18	$11,505	$10,100	$10,083
3/31/18	$11,570	$10,165	$10,099
4/30/18	$11,568	$10,089	$10,089
5/31/18	$11,568	$10,161	$10,127
6/30/18	$11,567	$10,149	$10,128
7/31/18	$11,633	$10,151	$10,134
8/31/18	$11,623	$10,216	$10,169
9/30/18	$11,649	$10,151	$10,162
10/31/18	$11,651	$10,070	$10,173
11/30/18	$11,628	$10,131	$10,203
12/31/18	$11,641	$10,317	$10,282
1/31/19	$11,810	$10,426	$10,323
2/28/19	$11,885	$10,420	$10,339
3/31/19	$11,950	$10,620	$10,407
4/30/19	$12,042	$10,623	$10,430
5/31/19	$12,039	$10,812	$10,504
6/30/19	$12,160	$10,947	$10,562
7/31/19	$12,198	$10,971	$10,558
8/31/19	$12,070	$11,256	$10,641
9/30/19	$12,129	$11,196	$10,636
10/31/19	$12,188	$11,230	$10,672
11/30/19	$12,233	$11,224	$10,673
12/31/19	$12,371	$11,216	$10,697
1/31/20	$12,402	$11,432	$10,757
2/29/20	$12,332	$11,638	$10,845
3/31/20	$11,552	$11,569	$10,889
4/30/20	$11,802	$11,775	$10,948
5/31/20	$12,037	$11,830	$10,969
6/30/20	$12,186	$11,904	$10,984
7/31/20	$12,350	$12,082	$11,001
8/31/20	$12,484	$11,984	$11,003
9/30/20	$12,457	$11,978	$11,002
10/31/20	$12,504	$11,924	$11,001
11/30/20	$12,743	$12,041	$11,012
12/31/20	$12,909	$12,058	$11,027
1/31/21	$12,964	$11,971	$11,031
2/28/21	$12,975	$11,799	$11,024
3/31/21	$12,970	$11,651	$11,018
4/30/21	$13,041	$11,743	$11,027
5/31/21	$13,067	$11,782	$11,040
6/30/21	$13,092	$11,864	$11,024
7/31/21	$13,088	$11,997	$11,043
8/31/21	$13,129	$11,974	$11,043
9/30/21	$13,140	$11,871	$11,034
10/31/21	$13,105	$11,867	$10,998
11/30/21	$13,040	$11,902	$10,989
12/31/21	$13,163	$11,872	$10,972
1/31/22	$13,067	$11,616	$10,894
2/28/22	$12,848	$11,487	$10,845
3/31/22	$12,721	$11,168	$10,697
4/30/22	$12,533	$10,744	$10,638
5/31/22	$12,575	$10,813	$10,703
6/30/22	$12,254	$10,643	$10,629
7/31/22	$12,567	$10,903	$10,686
8/31/22	$12,524	$10,595	$10,600
9/30/22	$12,170	$10,138	$10,470
10/31/22	$12,221	$10,006	$10,456
11/30/22	$12,490	$10,374	$10,543
12/31/22	$12,533	$10,327	$10,564
1/31/23	$12,840	$10,645	$10,650
2/28/23	$12,742	$10,370	$10,570
3/31/23	$12,726	$10,633	$10,723
4/30/23	$12,774	$10,698	$10,760
5/31/23	$12,791	$10,581	$10,728
6/30/23	$12,955	$10,544	$10,685
7/31/23	$13,088	$10,536	$10,730
8/31/23	$13,054	$10,469	$10,770
9/30/23	$12,987	$10,203	$10,763
10/31/23	$12,870	$10,042	$10,798
11/30/23	$13,189	$10,497	$10,923
12/31/23	$13,442	$10,898	$11,055
1/31/24	$13,543	$10,868	$11,099
2/29/24	$13,577	$10,715	$11,060
3/31/24	$13,713	$10,814	$11,105
4/30/24	$13,627	$10,541	$11,067
5/31/24	$13,816	$10,719	$11,148
6/30/24	$13,860	$10,821	$11,210
7/31/24	$14,077	$11,074	$11,343
8/31/24	$14,156	$11,233	$11,447
9/30/24	$14,305	$11,383	$11,542
10/31/24	$14,191	$11,101	$11,475
11/30/24	$14,377	$11,218	$11,514
12/31/24	$14,344	$11,035	$11,540
1/31/25	$14,515	$11,093	$11,592
2/28/25	$14,704	$11,337	$11,674
3/31/25	$14,731	$11,342	$11,728
4/30/25	$14,723	$11,386	$11,815
5/31/25	$14,805	$11,305	$11,801
6/30/25	$14,998	$11,478	$11,877
7/31/25	$15,063	$11,448	$11,875
8/31/25	$15,257	$11,585	$11,980
9/30/25	$15,340	$11,711	$12,019
10/31/25	$15,499	$11,785	$12,061
11/30/25	$15,583	$11,858	$12,117
12/31/25	$15,689	$11,840	$12,162
1/31/26	$15,774	$11,853	$12,189
2/28/26	$15,869	$12,047	$12,253
3/31/26	$15,660	$11,835	$12,201

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.30%	3.84%	4.83%
Class A (including sales charge)	3.88%	3.37%	4.59%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFIAX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4041TSRAR_033126

Class C: PFNCX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	1.22%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,265	$10,038	$10,014
5/31/16	$10,371	$10,041	$10,008
6/30/16	$10,412	$10,221	$10,068
7/31/16	$10,636	$10,286	$10,070
8/31/16	$10,807	$10,274	$10,059
9/30/16	$10,862	$10,268	$10,071
10/31/16	$10,954	$10,190	$10,068
11/30/16	$10,939	$9,949	$10,027
12/31/16	$11,128	$9,963	$10,033
1/31/17	$11,224	$9,982	$10,052
2/28/17	$11,302	$10,049	$10,068
3/31/17	$11,365	$10,044	$10,074
4/30/17	$11,425	$10,122	$10,093
5/31/17	$11,500	$10,199	$10,110
6/30/17	$11,522	$10,189	$10,106
7/31/17	$11,584	$10,233	$10,132
8/31/17	$11,635	$10,325	$10,153
9/30/17	$11,660	$10,276	$10,140
10/31/17	$11,699	$10,282	$10,138
11/30/17	$11,695	$10,268	$10,117
12/31/17	$11,719	$10,316	$10,120
1/31/18	$11,725	$10,197	$10,093
2/28/18	$11,708	$10,100	$10,083
3/31/18	$11,771	$10,165	$10,099
4/30/18	$11,766	$10,089	$10,089
5/31/18	$11,763	$10,161	$10,127
6/30/18	$11,759	$10,149	$10,128
7/31/18	$11,823	$10,151	$10,134
8/31/18	$11,810	$10,216	$10,169
9/30/18	$11,834	$10,151	$10,162
10/31/18	$11,833	$10,070	$10,173
11/30/18	$11,806	$10,131	$10,203
12/31/18	$11,817	$10,317	$10,282
1/31/19	$11,986	$10,426	$10,323
2/28/19	$12,059	$10,420	$10,339
3/31/19	$12,122	$10,620	$10,407
4/30/19	$12,212	$10,623	$10,430
5/31/19	$12,206	$10,812	$10,504
6/30/19	$12,325	$10,947	$10,562
7/31/19	$12,361	$10,971	$10,558
8/31/19	$12,228	$11,256	$10,641
9/30/19	$12,284	$11,196	$10,636
10/31/19	$12,341	$11,230	$10,672
11/30/19	$12,384	$11,224	$10,673
12/31/19	$12,520	$11,216	$10,697
1/31/20	$12,549	$11,432	$10,757
2/29/20	$12,475	$11,638	$10,845
3/31/20	$11,682	$11,569	$10,889
4/30/20	$11,932	$11,775	$10,948
5/31/20	$12,167	$11,830	$10,969
6/30/20	$12,315	$11,904	$10,984
7/31/20	$12,477	$12,082	$11,001
8/31/20	$12,610	$11,984	$11,003
9/30/20	$12,579	$11,978	$11,002
10/31/20	$12,624	$11,924	$11,001
11/30/20	$12,862	$12,041	$11,012
12/31/20	$13,026	$12,058	$11,027
1/31/21	$13,078	$11,971	$11,031
2/28/21	$13,086	$11,799	$11,024
3/31/21	$13,078	$11,651	$11,018
4/30/21	$13,146	$11,743	$11,027
5/31/21	$13,168	$11,782	$11,040
6/30/21	$13,191	$11,864	$11,024
7/31/21	$13,183	$11,997	$11,043
8/31/21	$13,221	$11,974	$11,043
9/30/21	$13,229	$11,871	$11,034
10/31/21	$13,190	$11,867	$10,998
11/30/21	$13,122	$11,902	$10,989
12/31/21	$13,242	$11,872	$10,972
1/31/22	$13,142	$11,616	$10,894
2/28/22	$12,919	$11,487	$10,845
3/31/22	$12,788	$11,168	$10,697
4/30/22	$12,595	$10,744	$10,638
5/31/22	$12,634	$10,813	$10,703
6/30/22	$12,309	$10,643	$10,629
7/31/22	$12,621	$10,903	$10,686
8/31/22	$12,574	$10,595	$10,600
9/30/22	$12,216	$10,138	$10,470
10/31/22	$12,263	$10,006	$10,456
11/30/22	$12,531	$10,374	$10,543
12/31/22	$12,570	$10,327	$10,564
1/31/23	$12,875	$10,645	$10,650
2/28/23	$12,774	$10,370	$10,570
3/31/23	$12,754	$10,633	$10,723
4/30/23	$12,800	$10,698	$10,760
5/31/23	$12,813	$10,581	$10,728
6/30/23	$12,975	$10,544	$10,685
7/31/23	$13,104	$10,536	$10,730
8/31/23	$13,067	$10,469	$10,770
9/30/23	$12,997	$10,203	$10,763
10/31/23	$12,877	$10,042	$10,798
11/30/23	$13,193	$10,497	$10,923
12/31/23	$13,442	$10,898	$11,055
1/31/24	$13,540	$10,868	$11,099
2/29/24	$13,571	$10,715	$11,060
3/31/24	$13,703	$10,814	$11,105
4/30/24	$13,614	$10,541	$11,067
5/31/24	$13,799	$10,719	$11,148
6/30/24	$13,839	$10,821	$11,210
7/31/24	$14,053	$11,074	$11,343
8/31/24	$14,128	$11,233	$11,447
9/30/24	$14,273	$11,383	$11,542
10/31/24	$14,156	$11,101	$11,475
11/30/24	$14,338	$11,218	$11,514
12/31/24	$14,302	$11,035	$11,540
1/31/25	$14,468	$11,093	$11,592
2/28/25	$14,653	$11,337	$11,674
3/31/25	$14,677	$11,342	$11,728
4/30/25	$14,665	$11,386	$11,815
5/31/25	$14,743	$11,305	$11,801
6/30/25	$14,931	$11,478	$11,877
7/31/25	$14,992	$11,448	$11,875
8/31/25	$15,181	$11,585	$11,980
9/30/25	$15,261	$11,711	$12,019
10/31/25	$15,415	$11,785	$12,061
11/30/25	$15,495	$11,858	$12,117
12/31/25	$15,596	$11,840	$12,162
1/31/26	$15,677	$11,853	$12,189
2/28/26	$15,767	$12,047	$12,253
3/31/26	$15,556	$11,835	$12,201

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.99%	3.53%	4.52%
Class C (including sales charge)	4.99%	3.53%	4.52%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFNCX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4241TSRAR_033126

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.52%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,126	$1,003,838	$1,001,415
5/31/16	$1,038,346	$1,004,096	$1,000,773
6/30/16	$1,042,954	$1,022,137	$1,006,778
7/31/16	$1,066,093	$1,028,599	$1,006,956
8/31/16	$1,083,801	$1,027,423	$1,005,923
9/30/16	$1,089,974	$1,026,821	$1,007,091
10/31/16	$1,099,818	$1,018,967	$1,006,775
11/30/16	$1,098,960	$994,865	$1,002,700
12/31/16	$1,118,686	$996,268	$1,003,301
1/31/17	$1,128,970	$998,223	$1,005,183
2/28/17	$1,137,446	$1,004,932	$1,006,804
3/31/17	$1,144,524	$1,004,405	$1,007,407
4/30/17	$1,151,147	$1,012,156	$1,009,269
5/31/17	$1,159,348	$1,019,947	$1,010,999
6/30/17	$1,162,283	$1,018,920	$1,010,580
7/31/17	$1,169,212	$1,023,305	$1,013,194
8/31/17	$1,175,086	$1,032,484	$1,015,258
9/30/17	$1,178,317	$1,027,566	$1,014,024
10/31/17	$1,182,903	$1,028,161	$1,013,790
11/30/17	$1,183,225	$1,026,841	$1,011,652
12/31/17	$1,186,304	$1,031,554	$1,011,978
1/31/18	$1,187,631	$1,019,674	$1,009,260
2/28/18	$1,186,496	$1,010,008	$1,008,303
3/31/18	$1,193,613	$1,016,485	$1,009,909
4/30/18	$1,193,811	$1,008,925	$1,008,868
5/31/18	$1,194,236	$1,016,126	$1,012,665
6/30/18	$1,194,496	$1,014,876	$1,012,787
7/31/18	$1,201,713	$1,015,117	$1,013,355
8/31/18	$1,201,142	$1,021,649	$1,016,932
9/30/18	$1,204,241	$1,015,070	$1,016,212
10/31/18	$1,204,807	$1,007,049	$1,017,286
11/30/18	$1,202,846	$1,013,060	$1,020,275
12/31/18	$1,204,629	$1,031,671	$1,028,205
1/31/19	$1,222,499	$1,042,627	$1,032,285
2/28/19	$1,230,635	$1,042,023	$1,033,902
3/31/19	$1,237,778	$1,062,032	$1,040,710
4/30/19	$1,247,665	$1,062,304	$1,043,048
5/31/19	$1,247,845	$1,081,161	$1,050,371
6/30/19	$1,260,746	$1,094,739	$1,056,178
7/31/19	$1,265,156	$1,097,147	$1,055,823
8/31/19	$1,252,315	$1,125,576	$1,064,109
9/30/19	$1,258,848	$1,119,581	$1,063,630
10/31/19	$1,265,400	$1,122,953	$1,067,247
11/30/19	$1,270,494	$1,122,381	$1,067,251
12/31/19	$1,285,227	$1,121,599	$1,069,718
1/31/20	$1,288,897	$1,143,184	$1,075,749
2/29/20	$1,282,062	$1,163,759	$1,084,508
3/31/20	$1,201,387	$1,156,911	$1,088,864
4/30/20	$1,227,757	$1,177,476	$1,094,821
5/31/20	$1,252,691	$1,182,959	$1,096,895
6/30/20	$1,268,578	$1,190,410	$1,098,436
7/31/20	$1,286,036	$1,208,191	$1,100,087
8/31/20	$1,300,487	$1,198,439	$1,100,259
9/30/20	$1,298,110	$1,197,782	$1,100,183
10/31/20	$1,303,416	$1,192,434	$1,100,140
11/30/20	$1,328,790	$1,204,134	$1,101,224
12/31/20	$1,346,502	$1,205,794	$1,102,659
1/31/21	$1,352,707	$1,197,148	$1,103,091
2/28/21	$1,354,262	$1,179,861	$1,102,393
3/31/21	$1,354,262	$1,165,128	$1,101,834
4/30/21	$1,362,072	$1,174,333	$1,102,723
5/31/21	$1,365,203	$1,178,169	$1,104,043
6/30/21	$1,368,342	$1,186,447	$1,102,392
7/31/21	$1,368,342	$1,199,713	$1,104,303
8/31/21	$1,373,071	$1,197,429	$1,104,314
9/30/21	$1,374,651	$1,187,061	$1,103,393
10/31/21	$1,371,484	$1,186,734	$1,099,795
11/30/21	$1,365,134	$1,190,245	$1,098,877
12/31/21	$1,378,457	$1,187,200	$1,097,219
1/31/22	$1,368,862	$1,161,622	$1,089,360
2/28/22	$1,346,422	$1,148,663	$1,084,485
3/31/22	$1,333,568	$1,116,751	$1,069,745
4/30/22	$1,314,241	$1,074,373	$1,063,794
5/31/22	$1,319,085	$1,081,300	$1,070,325
6/30/22	$1,285,905	$1,064,336	$1,062,928
7/31/22	$1,319,190	$1,090,343	$1,068,585
8/31/22	$1,315,118	$1,059,533	$1,060,014
9/30/22	$1,278,360	$1,013,755	$1,046,976
10/31/22	$1,284,096	$1,000,624	$1,045,623
11/30/22	$1,312,869	$1,037,423	$1,054,280
12/31/22	$1,317,745	$1,032,743	$1,056,362
1/31/23	$1,350,476	$1,064,515	$1,064,974
2/28/23	$1,340,659	$1,036,991	$1,057,022
3/31/23	$1,339,373	$1,063,333	$1,072,334
4/30/23	$1,344,968	$1,069,778	$1,076,012
5/31/23	$1,347,129	$1,058,130	$1,072,768
6/30/23	$1,364,923	$1,054,356	$1,068,468
7/31/23	$1,379,304	$1,053,621	$1,073,029
8/31/23	$1,376,241	$1,046,891	$1,076,982
9/30/23	$1,369,657	$1,020,288	$1,076,335
10/31/23	$1,357,743	$1,004,186	$1,079,782
11/30/23	$1,391,864	$1,049,662	$1,092,339
12/31/23	$1,419,007	$1,089,842	$1,105,470
1/31/24	$1,430,177	$1,086,849	$1,109,856
2/29/24	$1,434,215	$1,071,494	$1,106,002
3/31/24	$1,449,079	$1,081,388	$1,110,497
4/30/24	$1,440,486	$1,054,074	$1,106,736
5/31/24	$1,460,922	$1,071,944	$1,114,807
6/30/24	$1,466,029	$1,082,092	$1,121,042
7/31/24	$1,489,485	$1,107,367	$1,134,341
8/31/24	$1,498,323	$1,123,279	$1,144,682
9/30/24	$1,514,601	$1,138,319	$1,154,176
10/31/24	$1,503,079	$1,110,090	$1,147,540
11/30/24	$1,523,244	$1,121,827	$1,151,425
12/31/24	$1,520,283	$1,103,468	$1,153,973
1/31/25	$1,538,860	$1,109,322	$1,159,222
2/28/25	$1,559,428	$1,133,729	$1,167,423
3/31/25	$1,562,873	$1,134,155	$1,172,780
4/30/25	$1,562,488	$1,138,613	$1,181,503
5/31/25	$1,571,759	$1,130,460	$1,180,087
6/30/25	$1,592,716	$1,147,843	$1,187,691
7/31/25	$1,600,124	$1,144,815	$1,187,515
8/31/25	$1,621,276	$1,158,507	$1,197,966
9/30/25	$1,630,720	$1,171,145	$1,201,939
10/31/25	$1,648,114	$1,178,462	$1,206,090
11/30/25	$1,657,646	$1,185,785	$1,211,695
12/31/25	$1,669,399	$1,184,031	$1,216,157
1/31/26	$1,679,042	$1,185,295	$1,218,949
2/28/26	$1,689,722	$1,204,706	$1,225,312
3/31/26	$1,668,027	$1,183,475	$1,220,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.73%	4.26%	5.25%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1868TSRAR_033126

I-2: PFTPX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.62%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,040	$1,003,838	$1,001,415
5/31/16	$1,038,176	$1,004,096	$1,000,773
6/30/16	$1,042,698	$1,022,137	$1,006,778
7/31/16	$1,065,747	$1,028,599	$1,006,956
8/31/16	$1,083,357	$1,027,423	$1,005,923
9/30/16	$1,089,434	$1,026,821	$1,007,091
10/31/16	$1,099,187	$1,018,967	$1,006,775
11/30/16	$1,098,239	$994,865	$1,002,700
12/31/16	$1,117,855	$996,268	$1,003,301
1/31/17	$1,128,042	$998,223	$1,005,183
2/28/17	$1,136,415	$1,004,932	$1,006,804
3/31/17	$1,143,384	$1,004,405	$1,007,407
4/30/17	$1,149,915	$1,012,156	$1,009,269
5/31/17	$1,158,012	$1,019,947	$1,010,999
6/30/17	$1,160,841	$1,018,920	$1,010,580
7/31/17	$1,167,672	$1,023,305	$1,013,194
8/31/17	$1,173,441	$1,032,484	$1,015,258
9/30/17	$1,176,568	$1,027,566	$1,014,024
10/31/17	$1,181,052	$1,028,161	$1,013,790
11/30/17	$1,181,277	$1,026,841	$1,011,652
12/31/17	$1,184,246	$1,031,554	$1,011,978
1/31/18	$1,185,473	$1,019,674	$1,009,260
2/28/18	$1,184,249	$1,010,008	$1,008,303
3/31/18	$1,191,248	$1,016,485	$1,009,909
4/30/18	$1,191,352	$1,008,925	$1,008,868
5/31/18	$1,191,680	$1,016,126	$1,012,665
6/30/18	$1,191,837	$1,014,876	$1,012,787
7/31/18	$1,198,941	$1,015,117	$1,013,355
8/31/18	$1,198,260	$1,021,649	$1,016,932
9/30/18	$1,201,262	$1,015,070	$1,016,212
10/31/18	$1,201,726	$1,007,049	$1,017,286
11/30/18	$1,199,665	$1,013,060	$1,020,275
12/31/18	$1,201,344	$1,031,671	$1,028,205
1/31/19	$1,219,067	$1,042,627	$1,032,285
2/28/19	$1,227,089	$1,042,023	$1,033,902
3/31/19	$1,234,101	$1,062,032	$1,040,710
4/30/19	$1,243,858	$1,062,304	$1,043,048
5/31/19	$1,243,925	$1,081,161	$1,050,371
6/30/19	$1,256,690	$1,094,739	$1,056,178
7/31/19	$1,260,980	$1,097,147	$1,055,823
8/31/19	$1,248,069	$1,125,576	$1,064,109
9/30/19	$1,254,476	$1,119,581	$1,063,630
10/31/19	$1,260,901	$1,122,953	$1,067,247
11/30/19	$1,265,873	$1,122,381	$1,067,251
12/31/19	$1,280,447	$1,121,599	$1,069,718
1/31/20	$1,283,998	$1,143,184	$1,075,749
2/29/20	$1,277,081	$1,163,759	$1,084,508
3/31/20	$1,196,613	$1,156,911	$1,088,864
4/30/20	$1,222,779	$1,177,476	$1,094,821
5/31/20	$1,247,510	$1,182,959	$1,096,895
6/30/20	$1,263,227	$1,190,410	$1,098,436
7/31/20	$1,280,507	$1,208,191	$1,100,087
8/31/20	$1,294,789	$1,198,439	$1,100,259
9/30/20	$1,292,314	$1,197,782	$1,100,183
10/31/20	$1,297,489	$1,192,434	$1,100,140
11/30/20	$1,322,640	$1,204,134	$1,101,224
12/31/20	$1,340,160	$1,205,794	$1,102,659
1/31/21	$1,346,224	$1,197,148	$1,103,091
2/28/21	$1,347,660	$1,179,861	$1,102,393
3/31/21	$1,347,548	$1,165,128	$1,101,834
4/30/21	$1,355,208	$1,174,333	$1,102,723
5/31/21	$1,358,210	$1,178,169	$1,104,043
6/30/21	$1,361,220	$1,186,447	$1,102,392
7/31/21	$1,361,105	$1,199,713	$1,104,303
8/31/21	$1,365,697	$1,197,429	$1,104,314
9/30/21	$1,367,155	$1,187,061	$1,103,393
10/31/21	$1,363,892	$1,186,734	$1,099,795
11/30/21	$1,357,464	$1,190,245	$1,098,877
12/31/21	$1,370,598	$1,187,200	$1,097,219
1/31/22	$1,360,943	$1,161,622	$1,089,360
2/28/22	$1,338,519	$1,148,663	$1,084,485
3/31/22	$1,325,629	$1,116,751	$1,069,745
4/30/22	$1,306,307	$1,074,373	$1,063,794
5/31/22	$1,311,012	$1,081,300	$1,070,325
6/30/22	$1,277,926	$1,064,336	$1,062,928
7/31/22	$1,310,898	$1,090,343	$1,068,585
8/31/22	$1,306,743	$1,059,533	$1,060,014
9/30/22	$1,270,111	$1,013,755	$1,046,976
10/31/22	$1,275,704	$1,000,624	$1,045,623
11/30/22	$1,304,183	$1,037,423	$1,054,280
12/31/22	$1,308,917	$1,032,743	$1,056,362
1/31/23	$1,341,319	$1,064,515	$1,064,974
2/28/23	$1,331,457	$1,036,991	$1,057,022
3/31/23	$1,330,069	$1,063,333	$1,072,334
4/30/23	$1,335,514	$1,069,778	$1,076,012
5/31/23	$1,337,549	$1,058,130	$1,072,768
6/30/23	$1,355,104	$1,054,356	$1,068,468
7/31/23	$1,369,269	$1,053,621	$1,073,029
8/31/23	$1,366,114	$1,046,891	$1,076,982
9/30/23	$1,359,465	$1,020,288	$1,076,335
10/31/23	$1,347,526	$1,004,186	$1,079,782
11/30/23	$1,381,277	$1,049,662	$1,092,339
12/31/23	$1,408,099	$1,089,842	$1,105,470
1/31/24	$1,419,066	$1,086,849	$1,109,856
2/29/24	$1,422,955	$1,071,494	$1,106,002
3/31/24	$1,437,585	$1,081,388	$1,110,497
4/30/24	$1,428,939	$1,054,074	$1,106,736
5/31/24	$1,449,092	$1,071,944	$1,114,807
6/30/24	$1,454,036	$1,082,092	$1,121,042
7/31/24	$1,477,179	$1,107,367	$1,134,341
8/31/24	$1,485,821	$1,123,279	$1,144,682
9/30/24	$1,501,839	$1,138,319	$1,154,176
10/31/24	$1,490,289	$1,110,090	$1,147,540
11/30/24	$1,510,158	$1,121,827	$1,151,425
12/31/24	$1,507,098	$1,103,468	$1,153,973
1/31/25	$1,525,388	$1,109,322	$1,159,222
2/28/25	$1,545,650	$1,133,729	$1,167,423
3/31/25	$1,548,935	$1,134,155	$1,172,780
4/30/25	$1,548,424	$1,138,613	$1,181,503
5/31/25	$1,557,483	$1,130,460	$1,180,087
6/30/25	$1,578,121	$1,147,843	$1,187,691
7/31/25	$1,585,329	$1,144,815	$1,187,515
8/31/25	$1,606,154	$1,158,507	$1,197,966
9/30/25	$1,615,376	$1,171,145	$1,201,939
10/31/25	$1,632,471	$1,178,462	$1,206,090
11/30/25	$1,641,776	$1,185,785	$1,211,695
12/31/25	$1,653,281	$1,184,031	$1,216,157
1/31/26	$1,662,693	$1,185,295	$1,218,949
2/28/26	$1,673,131	$1,204,706	$1,225,312
3/31/26	$1,651,511	$1,183,475	$1,220,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.62%	4.15%	5.14%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFTPX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1906TSRAR_033126

I-3: PFNIX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	0.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,068	$1,003,838	$1,001,415
5/31/16	$1,038,227	$1,004,096	$1,000,773
6/30/16	$1,042,775	$1,022,137	$1,006,778
7/31/16	$1,065,847	$1,028,599	$1,006,956
8/31/16	$1,083,486	$1,027,423	$1,005,923
9/30/16	$1,089,596	$1,026,821	$1,007,091
10/31/16	$1,099,371	$1,018,967	$1,006,775
11/30/16	$1,098,451	$994,865	$1,002,700
12/31/16	$1,118,102	$996,268	$1,003,301
1/31/17	$1,128,286	$998,223	$1,005,183
2/28/17	$1,136,609	$1,004,932	$1,006,804
3/31/17	$1,143,518	$1,004,405	$1,007,407
4/30/17	$1,149,975	$1,012,156	$1,009,269
5/31/17	$1,158,001	$1,019,947	$1,010,999
6/30/17	$1,160,771	$1,018,920	$1,010,580
7/31/17	$1,167,523	$1,023,305	$1,013,194
8/31/17	$1,173,220	$1,032,484	$1,015,258
9/30/17	$1,176,282	$1,027,566	$1,014,024
10/31/17	$1,180,691	$1,028,161	$1,013,790
11/30/17	$1,180,847	$1,026,841	$1,011,652
12/31/17	$1,183,750	$1,031,554	$1,011,978
1/31/18	$1,184,902	$1,019,674	$1,009,260
2/28/18	$1,183,616	$1,010,008	$1,008,303
3/31/18	$1,190,546	$1,016,485	$1,009,909
4/30/18	$1,190,585	$1,008,925	$1,008,868
5/31/18	$1,190,821	$1,016,126	$1,012,665
6/30/18	$1,190,968	$1,014,876	$1,012,787
7/31/18	$1,198,053	$1,015,117	$1,013,355
8/31/18	$1,197,316	$1,021,649	$1,016,932
9/30/18	$1,200,283	$1,015,070	$1,016,212
10/31/18	$1,200,693	$1,007,049	$1,017,286
11/30/18	$1,198,583	$1,013,060	$1,020,275
12/31/18	$1,200,202	$1,031,671	$1,028,205
1/31/19	$1,217,861	$1,042,627	$1,032,285
2/28/19	$1,225,830	$1,042,023	$1,033,902
3/31/19	$1,232,787	$1,062,032	$1,040,710
4/30/19	$1,242,486	$1,062,304	$1,043,048
5/31/19	$1,242,495	$1,081,161	$1,050,371
6/30/19	$1,255,199	$1,094,739	$1,056,178
7/31/19	$1,259,426	$1,097,147	$1,055,823
8/31/19	$1,246,473	$1,125,576	$1,064,109
9/30/19	$1,252,819	$1,119,581	$1,063,630
10/31/19	$1,259,179	$1,122,953	$1,067,247
11/30/19	$1,264,087	$1,122,381	$1,067,251
12/31/19	$1,278,557	$1,121,599	$1,069,718
1/31/20	$1,282,049	$1,143,184	$1,075,749
2/29/20	$1,275,089	$1,163,759	$1,084,508
3/31/20	$1,194,681	$1,156,911	$1,088,864
4/30/20	$1,220,780	$1,177,476	$1,094,821
5/31/20	$1,245,436	$1,182,959	$1,096,895
6/30/20	$1,261,068	$1,190,410	$1,098,436
7/31/20	$1,278,262	$1,208,191	$1,100,087
8/31/20	$1,292,462	$1,198,439	$1,100,259
9/30/20	$1,289,934	$1,197,782	$1,100,183
10/31/20	$1,295,042	$1,192,434	$1,100,140
11/30/20	$1,320,088	$1,204,134	$1,101,224
12/31/20	$1,337,513	$1,205,794	$1,102,659
1/31/21	$1,343,510	$1,197,148	$1,103,091
2/28/21	$1,344,886	$1,179,861	$1,102,393
3/31/21	$1,344,715	$1,165,128	$1,101,834
4/30/21	$1,352,300	$1,174,333	$1,102,723
5/31/21	$1,355,239	$1,178,169	$1,104,043
6/30/21	$1,358,182	$1,186,447	$1,102,392
7/31/21	$1,358,011	$1,199,713	$1,104,303
8/31/21	$1,362,538	$1,197,429	$1,104,314
9/30/21	$1,363,935	$1,187,061	$1,103,393
10/31/21	$1,360,619	$1,186,734	$1,099,795
11/30/21	$1,354,150	$1,190,245	$1,098,877
12/31/21	$1,367,195	$1,187,200	$1,097,219
1/31/22	$1,357,506	$1,161,622	$1,089,360
2/28/22	$1,335,076	$1,148,663	$1,084,485
3/31/22	$1,322,177	$1,116,751	$1,069,745
4/30/22	$1,302,852	$1,074,373	$1,063,794
5/31/22	$1,307,501	$1,081,300	$1,070,325
6/30/22	$1,274,449	$1,064,336	$1,062,928
7/31/22	$1,307,278	$1,090,343	$1,068,585
8/31/22	$1,303,079	$1,059,533	$1,060,014
9/30/22	$1,266,500	$1,013,755	$1,046,976
10/31/22	$1,272,014	$1,000,624	$1,045,623
11/30/22	$1,300,354	$1,037,423	$1,054,280
12/31/22	$1,305,024	$1,032,743	$1,056,362
1/31/23	$1,337,280	$1,064,515	$1,064,974
2/28/23	$1,327,369	$1,036,991	$1,057,022
3/31/23	$1,325,943	$1,063,333	$1,072,334
4/30/23	$1,331,309	$1,069,778	$1,076,012
5/31/23	$1,333,282	$1,058,130	$1,072,768
6/30/23	$1,350,721	$1,054,356	$1,068,468
7/31/23	$1,364,793	$1,053,621	$1,073,029
8/31/23	$1,361,605	$1,046,891	$1,076,982
9/30/23	$1,354,906	$1,020,288	$1,076,335
10/31/23	$1,342,968	$1,004,186	$1,079,782
11/30/23	$1,376,524	$1,049,662	$1,092,339
12/31/23	$1,403,180	$1,089,842	$1,105,470
1/31/24	$1,414,065	$1,086,849	$1,109,856
2/29/24	$1,417,872	$1,071,494	$1,106,002
3/31/24	$1,432,385	$1,081,388	$1,110,497
4/30/24	$1,423,717	$1,054,074	$1,106,736
5/31/24	$1,443,724	$1,071,944	$1,114,807
6/30/24	$1,448,583	$1,082,092	$1,121,042
7/31/24	$1,471,599	$1,107,367	$1,134,341
8/31/24	$1,480,147	$1,123,279	$1,144,682
9/30/24	$1,496,044	$1,138,319	$1,154,176
10/31/24	$1,484,473	$1,110,090	$1,147,540
11/30/24	$1,504,209	$1,121,827	$1,151,425
12/31/24	$1,501,088	$1,103,468	$1,153,973
1/31/25	$1,519,236	$1,109,322	$1,159,222
2/28/25	$1,539,355	$1,133,729	$1,167,423
3/31/25	$1,542,561	$1,134,155	$1,172,780
4/30/25	$1,541,979	$1,138,613	$1,181,503
5/31/25	$1,550,944	$1,130,460	$1,180,087
6/30/25	$1,571,441	$1,147,843	$1,187,691
7/31/25	$1,578,545	$1,144,815	$1,187,515
8/31/25	$1,599,192	$1,158,507	$1,197,966
9/30/25	$1,608,325	$1,171,145	$1,201,939
10/31/25	$1,625,272	$1,178,462	$1,206,090
11/30/25	$1,634,468	$1,185,785	$1,211,695
12/31/25	$1,645,851	$1,184,031	$1,216,157
1/31/26	$1,655,152	$1,185,295	$1,218,949
2/28/26	$1,665,474	$1,204,706	$1,225,312
3/31/26	$1,643,901	$1,183,475	$1,220,088

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.57%	4.10%	5.10%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNIX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2189TSRAR_033126

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$146	1.42%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Holdings of agency mortgage-backed securities (“MBS”) contributed to performance, as this sector posted positive total returns.

  Holdings of non-agency MBS contributed to performance, as this sector posted positive total returns.

  Long exposure to Australian duration detracted from performance, as interest rates rose.

  Long exposure to U.K. duration detracted from performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from performance, as the Japanese yen depreciated versus the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,264	$10,038	$10,014
5/31/16	$10,369	$10,041	$10,008
6/30/16	$10,407	$10,221	$10,068
7/31/16	$10,631	$10,286	$10,070
8/31/16	$10,799	$10,274	$10,059
9/30/16	$10,853	$10,268	$10,071
10/31/16	$10,943	$10,190	$10,068
11/30/16	$10,927	$9,949	$10,027
12/31/16	$11,115	$9,963	$10,033
1/31/17	$11,209	$9,982	$10,052
2/28/17	$11,285	$10,049	$10,068
3/31/17	$11,346	$10,044	$10,074
4/30/17	$11,403	$10,122	$10,093
5/31/17	$11,475	$10,199	$10,110
6/30/17	$11,495	$10,189	$10,106
7/31/17	$11,554	$10,233	$10,132
8/31/17	$11,602	$10,325	$10,153
9/30/17	$11,625	$10,276	$10,140
10/31/17	$11,661	$10,282	$10,138
11/30/17	$11,655	$10,268	$10,117
12/31/17	$11,676	$10,316	$10,120
1/31/18	$11,679	$10,197	$10,093
2/28/18	$11,659	$10,100	$10,083
3/31/18	$11,720	$10,165	$10,099
4/30/18	$11,713	$10,089	$10,089
5/31/18	$11,707	$10,161	$10,127
6/30/18	$11,701	$10,149	$10,128
7/31/18	$11,762	$10,151	$10,134
8/31/18	$11,747	$10,216	$10,169
9/30/18	$11,769	$10,151	$10,162
10/31/18	$11,765	$10,070	$10,173
11/30/18	$11,737	$10,131	$10,203
12/31/18	$11,745	$10,317	$10,282
1/31/19	$11,910	$10,426	$10,323
2/28/19	$11,981	$10,420	$10,339
3/31/19	$12,042	$10,620	$10,407
4/30/19	$12,129	$10,623	$10,430
5/31/19	$12,121	$10,812	$10,504
6/30/19	$12,237	$10,947	$10,562
7/31/19	$12,271	$10,971	$10,558
8/31/19	$12,137	$11,256	$10,641
9/30/19	$12,191	$11,196	$10,636
10/31/19	$12,245	$11,230	$10,672
11/30/19	$12,285	$11,224	$10,673
12/31/19	$12,418	$11,216	$10,697
1/31/20	$12,444	$11,432	$10,757
2/29/20	$12,369	$11,638	$10,845
3/31/20	$11,582	$11,569	$10,889
4/30/20	$11,827	$11,775	$10,948
5/31/20	$12,058	$11,830	$10,969
6/30/20	$12,202	$11,904	$10,984
7/31/20	$12,360	$12,082	$11,001
8/31/20	$12,490	$11,984	$11,003
9/30/20	$12,458	$11,978	$11,002
10/31/20	$12,499	$11,924	$11,001
11/30/20	$12,733	$12,041	$11,012
12/31/20	$12,893	$12,058	$11,027
1/31/21	$12,943	$11,971	$11,031
2/28/21	$12,948	$11,799	$11,024
3/31/21	$12,938	$11,651	$11,018
4/30/21	$13,003	$11,743	$11,027
5/31/21	$13,023	$11,782	$11,040
6/30/21	$13,043	$11,864	$11,024
7/31/21	$13,034	$11,997	$11,043
8/31/21	$13,069	$11,974	$11,043
9/30/21	$13,074	$11,871	$11,034
10/31/21	$13,034	$11,867	$10,998
11/30/21	$12,964	$11,902	$10,989
12/31/21	$13,081	$11,872	$10,972
1/31/22	$12,980	$11,616	$10,894
2/28/22	$12,758	$11,487	$10,845
3/31/22	$12,626	$11,168	$10,697
4/30/22	$12,434	$10,744	$10,638
5/31/22	$12,470	$10,813	$10,703
6/30/22	$12,147	$10,643	$10,629
7/31/22	$12,452	$10,903	$10,686
8/31/22	$12,405	$10,595	$10,600
9/30/22	$12,049	$10,138	$10,470
10/31/22	$12,094	$10,006	$10,456
11/30/22	$12,356	$10,374	$10,543
12/31/22	$12,392	$10,327	$10,564
1/31/23	$12,691	$10,645	$10,650
2/28/23	$12,589	$10,370	$10,570
3/31/23	$12,567	$10,633	$10,723
4/30/23	$12,610	$10,698	$10,760
5/31/23	$12,621	$10,581	$10,728
6/30/23	$12,779	$10,544	$10,685
7/31/23	$12,904	$10,536	$10,730
8/31/23	$12,865	$10,469	$10,770
9/30/23	$12,794	$10,203	$10,763
10/31/23	$12,673	$10,042	$10,798
11/30/23	$12,982	$10,497	$10,923
12/31/23	$13,226	$10,898	$11,055
1/31/24	$13,320	$10,868	$11,099
2/29/24	$13,347	$10,715	$11,060
3/31/24	$13,476	$10,814	$11,105
4/30/24	$13,386	$10,541	$11,067
5/31/24	$13,566	$10,719	$11,148
6/30/24	$13,603	$10,821	$11,210
7/31/24	$13,810	$11,074	$11,343
8/31/24	$13,882	$11,233	$11,447
9/30/24	$14,022	$11,383	$11,542
10/31/24	$13,905	$11,101	$11,475
11/30/24	$14,081	$11,218	$11,514
12/31/24	$14,043	$11,035	$11,540
1/31/25	$14,204	$11,093	$11,592
2/28/25	$14,384	$11,337	$11,674
3/31/25	$14,405	$11,342	$11,728
4/30/25	$14,390	$11,386	$11,815
5/31/25	$14,465	$11,305	$11,801
6/30/25	$14,647	$11,478	$11,877
7/31/25	$14,704	$11,448	$11,875
8/31/25	$14,887	$11,585	$11,980
9/30/25	$14,963	$11,711	$12,019
10/31/25	$15,111	$11,785	$12,061
11/30/25	$15,187	$11,858	$12,117
12/31/25	$15,284	$11,840	$12,162
1/31/26	$15,360	$11,853	$12,189
2/28/26	$15,447	$12,047	$12,253
3/31/26	$15,237	$11,835	$12,201

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	5.78%	3.32%	4.30%
Class C-2 (including sales charge)	4.78%	3.32%	4.30%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate 1-3 Years Index	4.03%	2.06%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,435,111
# of Portfolio Holdings	3,091
Portfolio Turnover Rate	768%
Total Net Advisory Fees Paid During the Reporting Period	$45,485
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	61.6%
Asset-Backed Securities	17.0%
Non-Agency Mortgage-Backed Securities	13.0%
Corporate Bonds & Notes	11.7%
Sovereign Issues	9.6%
U.S. Treasury Obligations	6.9%
Loan Participations and Assignments	2.5%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	14.2%
Affiliated Investments	20.4%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(57.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4841TSRAR_033126

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.31%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,622	$10,000	$10,000
4/30/16	$9,806	$10,017	$10,131
5/31/16	$9,929	$10,059	$10,273
6/30/16	$9,893	$10,251	$10,285
7/31/16	$10,233	$10,312	$10,544
8/31/16	$10,470	$10,307	$10,679
9/30/16	$10,430	$10,306	$10,617
10/31/16	$10,566	$10,206	$10,678
11/30/16	$10,409	$10,037	$10,408
12/31/16	$10,620	$10,065	$10,535
1/31/17	$10,790	$10,028	$10,754
2/28/17	$10,982	$10,114	$10,964
3/31/17	$11,046	$10,109	$11,031
4/30/17	$11,229	$10,178	$11,220
5/31/17	$11,381	$10,237	$11,341
6/30/17	$11,442	$10,208	$11,442
7/31/17	$11,650	$10,242	$11,575
8/31/17	$11,705	$10,335	$11,606
9/30/17	$11,779	$10,288	$11,658
10/31/17	$11,969	$10,331	$11,779
11/30/17	$11,936	$10,347	$11,782
12/31/17	$11,993	$10,370	$11,808
1/31/18	$12,118	$10,296	$11,747
2/28/18	$12,004	$10,273	$11,743
3/31/18	$11,916	$10,358	$11,709
4/30/18	$11,939	$10,320	$11,683
5/31/18	$11,765	$10,358	$11,639
6/30/18	$11,776	$10,377	$11,668
7/31/18	$11,940	$10,380	$11,794
8/31/18	$11,964	$10,412	$11,856
9/30/18	$12,003	$10,372	$11,824
10/31/18	$11,813	$10,352	$11,672
11/30/18	$11,562	$10,403	$11,447
12/31/18	$11,444	$10,553	$11,342
1/31/19	$11,928	$10,665	$11,902
2/28/19	$12,122	$10,678	$12,097
3/31/19	$12,214	$10,869	$12,210
4/30/19	$12,509	$10,875	$12,413
5/31/19	$12,410	$11,032	$12,396
6/30/19	$12,752	$11,186	$12,662
7/31/19	$12,927	$11,274	$12,846
8/31/19	$13,051	$11,530	$12,937
9/30/19	$13,205	$11,477	$13,055
10/31/19	$13,420	$11,457	$13,208
11/30/19	$13,572	$11,443	$13,255
12/31/19	$13,739	$11,420	$13,433
1/31/20	$13,932	$11,626	$13,617
2/29/20	$13,675	$11,768	$13,308
3/31/20	$11,840	$11,585	$11,787
4/30/20	$12,588	$11,773	$12,691
5/31/20	$12,884	$11,806	$12,959
6/30/20	$13,109	$11,865	$13,019
7/31/20	$13,485	$11,995	$13,500
8/31/20	$13,809	$11,908	$13,784
9/30/20	$13,692	$11,951	$13,691
10/31/20	$13,757	$11,952	$13,773
11/30/20	$14,444	$12,020	$14,264
12/31/20	$14,610	$12,057	$14,478
1/31/21	$14,583	$11,993	$14,403
2/28/21	$14,663	$11,806	$14,337
3/31/21	$14,737	$11,760	$14,497
4/30/21	$14,990	$11,790	$14,688
5/31/21	$15,044	$11,817	$14,778
6/30/21	$15,179	$11,874	$14,966
7/31/21	$15,232	$12,022	$15,028
8/31/21	$15,326	$11,998	$15,066
9/30/21	$15,328	$11,884	$15,050
10/31/21	$15,247	$11,853	$15,035
11/30/21	$15,044	$11,938	$14,835
12/31/21	$15,237	$11,890	$15,068
1/31/22	$14,930	$11,703	$14,716
2/28/22	$14,525	$11,547	$14,232
3/31/22	$14,321	$11,298	$14,130
4/30/22	$13,843	$10,994	$13,573
5/31/22	$13,716	$10,979	$13,609
6/30/22	$12,886	$10,813	$12,984
7/31/22	$13,583	$11,088	$13,669
8/31/22	$13,270	$10,799	$13,329
9/30/22	$12,509	$10,452	$12,748
10/31/22	$12,653	$10,416	$12,669
11/30/22	$13,084	$10,682	$13,160
12/31/22	$13,227	$10,556	$13,080
1/31/23	$14,026	$10,799	$14,065
2/28/23	$13,815	$10,626	$13,831
3/31/23	$12,546	$10,862	$12,923
4/30/23	$12,714	$10,918	$13,117
5/31/23	$12,698	$10,875	$13,040
6/30/23	$12,766	$10,869	$13,200
7/31/23	$13,090	$10,872	$13,493
8/31/23	$12,998	$10,858	$13,404
9/30/23	$12,943	$10,671	$13,294
10/31/23	$12,740	$10,595	$12,999
11/30/23	$13,397	$10,960	$13,763
12/31/23	$13,922	$11,310	$14,223
1/31/24	$14,096	$11,288	$14,546
2/29/24	$14,175	$11,210	$14,645
3/31/24	$14,447	$11,311	$14,836
4/30/24	$14,271	$11,129	$14,608
5/31/24	$14,559	$11,228	$14,893
6/30/24	$14,679	$11,325	$14,974
7/31/24	$14,890	$11,544	$15,153
8/31/24	$15,133	$11,670	$15,496
9/30/24	$15,398	$11,806	$15,823
10/31/24	$15,316	$11,646	$15,747
11/30/24	$15,398	$11,784	$15,839
12/31/24	$15,369	$11,694	$15,723
1/31/25	$15,486	$11,739	$15,861
2/28/25	$15,685	$11,881	$16,029
3/31/25	$15,576	$11,831	$15,849
4/30/25	$15,441	$11,948	$15,720
5/31/25	$15,660	$11,908	$15,927
6/30/25	$15,940	$12,022	$16,179
7/31/25	$16,060	$12,013	$16,397
8/31/25	$16,213	$12,078	$16,556
9/30/25	$16,458	$12,167	$16,798
10/31/25	$16,820	$12,263	$16,844
11/30/25	$16,837	$12,289	$16,808
12/31/25	$16,868	$12,263	$16,895
1/31/26	$17,042	$12,292	$17,105
2/28/26	$17,200	$12,465	$17,200
3/31/26	$16,776	$12,244	$16,783

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.71%	2.63%	5.72%
Class A (including sales charge)	3.67%	1.85%	5.31%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS8021TSRAR_033126

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C shares (8/23/2019), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,192	$10,017	$10,131
5/31/16	$10,299	$10,059	$10,273
6/30/16	$10,256	$10,251	$10,285
7/31/16	$10,610	$10,312	$10,544
8/31/16	$10,846	$10,307	$10,679
9/30/16	$10,792	$10,306	$10,617
10/31/16	$10,934	$10,206	$10,678
11/30/16	$10,772	$10,037	$10,408
12/31/16	$10,978	$10,065	$10,535
1/31/17	$11,155	$10,028	$10,754
2/28/17	$11,333	$10,114	$10,964
3/31/17	$11,397	$10,109	$11,031
4/30/17	$11,576	$10,178	$11,220
5/31/17	$11,732	$10,237	$11,341
6/30/17	$11,781	$10,208	$11,442
7/31/17	$11,985	$10,242	$11,575
8/31/17	$12,030	$10,335	$11,606
9/30/17	$12,109	$10,288	$11,658
10/31/17	$12,293	$10,331	$11,779
11/30/17	$12,259	$10,347	$11,782
12/31/17	$12,300	$10,370	$11,808
1/31/18	$12,417	$10,296	$11,747
2/28/18	$12,290	$10,273	$11,743
3/31/18	$12,206	$10,358	$11,709
4/30/18	$12,219	$10,320	$11,683
5/31/18	$12,030	$10,358	$11,639
6/30/18	$12,033	$10,377	$11,668
7/31/18	$12,201	$10,380	$11,794
8/31/18	$12,214	$10,412	$11,856
9/30/18	$12,240	$10,372	$11,824
10/31/18	$12,046	$10,352	$11,672
11/30/18	$11,781	$10,403	$11,447
12/31/18	$11,658	$10,553	$11,342
1/31/19	$12,138	$10,665	$11,902
2/28/19	$12,324	$10,678	$12,097
3/31/19	$12,414	$10,869	$12,210
4/30/19	$12,714	$10,875	$12,413
5/31/19	$12,603	$11,032	$12,396
6/30/19	$12,944	$11,186	$12,662
7/31/19	$13,108	$11,274	$12,846
8/31/19	$13,225	$11,530	$12,937
9/30/19	$13,373	$11,477	$13,055
10/31/19	$13,591	$11,457	$13,208
11/30/19	$13,731	$11,443	$13,255
12/31/19	$13,888	$11,420	$13,433
1/31/20	$14,082	$11,626	$13,617
2/29/20	$13,823	$11,768	$13,308
3/31/20	$11,948	$11,585	$11,787
4/30/20	$12,703	$11,773	$12,691
5/31/20	$13,003	$11,806	$12,959
6/30/20	$13,202	$11,865	$13,019
7/31/20	$13,581	$11,995	$13,500
8/31/20	$13,908	$11,908	$13,784
9/30/20	$13,777	$11,951	$13,691
10/31/20	$13,830	$11,952	$13,773
11/30/20	$14,510	$12,020	$14,264
12/31/20	$14,683	$12,057	$14,478
1/31/21	$14,630	$11,993	$14,403
2/28/21	$14,710	$11,806	$14,337
3/31/21	$14,775	$11,760	$14,497
4/30/21	$15,017	$11,790	$14,688
5/31/21	$15,057	$11,817	$14,778
6/30/21	$15,188	$11,874	$14,966
7/31/21	$15,229	$12,022	$15,028
8/31/21	$15,309	$11,998	$15,066
9/30/21	$15,310	$11,884	$15,050
10/31/21	$15,215	$11,853	$15,035
11/30/21	$15,012	$11,938	$14,835
12/31/21	$15,189	$11,890	$15,068
1/31/22	$14,868	$11,703	$14,716
2/28/22	$14,464	$11,547	$14,232
3/31/22	$14,249	$11,298	$14,130
4/30/22	$13,758	$10,994	$13,573
5/31/22	$13,617	$10,979	$13,609
6/30/22	$12,800	$10,813	$12,984
7/31/22	$13,480	$11,088	$13,669
8/31/22	$13,154	$10,799	$13,329
9/30/22	$12,400	$10,452	$12,748
10/31/22	$12,529	$10,416	$12,669
11/30/22	$12,958	$10,682	$13,160
12/31/22	$13,086	$10,556	$13,080
1/31/23	$13,865	$10,799	$14,065
2/28/23	$13,640	$10,626	$13,831
3/31/23	$12,377	$10,862	$12,923
4/30/23	$12,544	$10,918	$13,117
5/31/23	$12,513	$10,875	$13,040
6/30/23	$12,594	$10,869	$13,200
7/31/23	$12,899	$10,872	$13,493
8/31/23	$12,792	$10,858	$13,404
9/30/23	$12,730	$10,671	$13,294
10/31/23	$12,529	$10,595	$12,999
11/30/23	$13,162	$10,960	$13,763
12/31/23	$13,667	$11,310	$14,223
1/31/24	$13,823	$11,288	$14,546
2/29/24	$13,901	$11,210	$14,645
3/31/24	$14,162	$11,311	$14,836
4/30/24	$13,972	$11,129	$14,608
5/31/24	$14,240	$11,228	$14,893
6/30/24	$14,352	$11,325	$14,974
7/31/24	$14,559	$11,544	$15,153
8/31/24	$14,782	$11,670	$15,496
9/30/24	$15,031	$11,806	$15,823
10/31/24	$14,934	$11,646	$15,747
11/30/24	$15,015	$11,784	$15,839
12/31/24	$14,974	$11,694	$15,723
1/31/25	$15,072	$11,739	$15,861
2/28/25	$15,267	$11,881	$16,029
3/31/25	$15,156	$11,831	$15,849
4/30/25	$15,007	$11,948	$15,720
5/31/25	$15,205	$11,908	$15,927
6/30/25	$15,473	$12,022	$16,179
7/31/25	$15,573	$12,013	$16,397
8/31/25	$15,723	$12,078	$16,556
9/30/25	$15,949	$12,167	$16,798
10/31/25	$16,285	$12,263	$16,844
11/30/25	$16,302	$12,289	$16,808
12/31/25	$16,331	$12,263	$16,895
1/31/26	$16,484	$12,292	$17,105
2/28/26	$16,619	$12,465	$17,200
3/31/26	$16,195	$12,244	$16,783

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.86%	1.85%	4.94%
Class C (including sales charge)	5.86%	1.85%	4.94%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS8286TSRAR_033126

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,020,127	$1,001,698	$1,013,110
5/31/16	$1,031,780	$1,005,932	$1,027,263
6/30/16	$1,028,341	$1,025,081	$1,028,476
7/31/16	$1,064,838	$1,031,206	$1,054,392
8/31/16	$1,089,527	$1,030,680	$1,067,921
9/30/16	$1,085,121	$1,030,557	$1,061,716
10/31/16	$1,100,389	$1,020,565	$1,067,768
11/30/16	$1,085,121	$1,003,709	$1,040,828
12/31/16	$1,106,887	$1,006,459	$1,053,485
1/31/17	$1,125,761	$1,002,793	$1,075,439
2/28/17	$1,144,634	$1,011,378	$1,096,443
3/31/17	$1,152,156	$1,010,911	$1,103,076
4/30/17	$1,171,321	$1,017,767	$1,121,961
5/31/17	$1,188,231	$1,023,707	$1,134,134
6/30/17	$1,194,273	$1,020,842	$1,144,171
7/31/17	$1,216,028	$1,024,198	$1,157,511
8/31/17	$1,221,753	$1,033,532	$1,160,649
9/30/17	$1,230,929	$1,028,761	$1,165,814
10/31/17	$1,250,726	$1,033,100	$1,177,892
11/30/17	$1,248,397	$1,034,700	$1,178,233
12/31/17	$1,253,818	$1,037,013	$1,180,813
1/31/18	$1,266,928	$1,029,610	$1,174,697
2/28/18	$1,255,010	$1,027,288	$1,174,321
3/31/18	$1,247,588	$1,035,806	$1,170,856
4/30/18	$1,250,008	$1,031,952	$1,168,328
5/31/18	$1,231,857	$1,035,807	$1,163,888
6/30/18	$1,233,247	$1,037,738	$1,166,844
7/31/18	$1,251,672	$1,038,022	$1,179,364
8/31/18	$1,254,128	$1,041,212	$1,185,568
9/30/18	$1,257,953	$1,037,229	$1,182,414
10/31/18	$1,239,252	$1,035,202	$1,167,208
11/30/18	$1,213,071	$1,040,267	$1,144,693
12/31/18	$1,201,525	$1,055,294	$1,134,184
1/31/19	$1,252,169	$1,066,471	$1,190,202
2/28/19	$1,272,427	$1,067,753	$1,209,662
3/31/19	$1,282,892	$1,086,877	$1,221,045
4/30/19	$1,315,028	$1,087,524	$1,241,266
5/31/19	$1,304,745	$1,103,173	$1,239,552
6/30/19	$1,341,311	$1,118,641	$1,266,165
7/31/19	$1,359,578	$1,127,444	$1,284,614
8/31/19	$1,372,626	$1,153,012	$1,293,747
9/30/19	$1,389,544	$1,147,669	$1,305,456
10/31/19	$1,412,062	$1,145,688	$1,320,768
11/30/19	$1,427,958	$1,144,344	$1,325,550
12/31/19	$1,446,844	$1,141,998	$1,343,326
1/31/20	$1,468,419	$1,162,607	$1,361,742
2/29/20	$1,441,450	$1,176,836	$1,330,791
3/31/20	$1,248,489	$1,158,521	$1,178,667
4/30/20	$1,326,943	$1,177,276	$1,269,060
5/31/20	$1,359,406	$1,180,613	$1,295,912
6/30/20	$1,382,523	$1,186,505	$1,301,874
7/31/20	$1,423,385	$1,199,470	$1,349,965
8/31/20	$1,458,800	$1,190,779	$1,378,395
9/30/20	$1,446,541	$1,195,129	$1,369,147
10/31/20	$1,453,351	$1,195,216	$1,377,321
11/30/20	$1,526,904	$1,202,035	$1,426,422
12/31/20	$1,544,466	$1,205,728	$1,447,846
1/31/21	$1,541,683	$1,199,261	$1,440,260
2/28/21	$1,551,423	$1,180,606	$1,433,749
3/31/21	$1,558,917	$1,175,955	$1,449,679
4/30/21	$1,585,601	$1,179,029	$1,468,757
5/31/21	$1,592,623	$1,181,661	$1,477,804
6/30/21	$1,607,799	$1,187,424	$1,496,631
7/31/21	$1,613,460	$1,202,182	$1,502,782
8/31/21	$1,623,367	$1,199,773	$1,506,585
9/30/21	$1,623,558	$1,188,446	$1,505,048
10/31/21	$1,616,431	$1,185,338	$1,503,528
11/30/21	$1,595,049	$1,193,793	$1,483,486
12/31/21	$1,615,531	$1,188,952	$1,506,777
1/31/22	$1,583,132	$1,170,272	$1,471,638
2/28/22	$1,541,897	$1,154,705	$1,423,222
3/31/22	$1,521,551	$1,129,814	$1,413,031
4/30/22	$1,469,545	$1,099,449	$1,357,315
5/31/22	$1,456,172	$1,097,936	$1,360,899
6/30/22	$1,369,355	$1,081,273	$1,298,433
7/31/22	$1,444,511	$1,108,814	$1,366,887
8/31/22	$1,409,939	$1,079,868	$1,332,934
9/30/22	$1,330,588	$1,045,202	$1,274,844
10/31/22	$1,345,812	$1,041,624	$1,266,940
11/30/22	$1,393,007	$1,068,168	$1,316,022
12/31/22	$1,408,442	$1,055,562	$1,308,033
1/31/23	$1,493,077	$1,079,874	$1,406,528
2/28/23	$1,470,721	$1,062,650	$1,383,138
3/31/23	$1,335,568	$1,086,213	$1,292,251
4/30/23	$1,354,971	$1,091,806	$1,311,687
5/31/23	$1,353,354	$1,087,507	$1,303,987
6/30/23	$1,361,464	$1,086,858	$1,319,987
7/31/23	$1,395,828	$1,087,210	$1,349,330
8/31/23	$1,387,646	$1,085,844	$1,340,357
9/30/23	$1,381,307	$1,067,119	$1,329,353
10/31/23	$1,361,408	$1,059,542	$1,299,921
11/30/23	$1,431,054	$1,095,972	$1,376,279
12/31/23	$1,486,686	$1,130,998	$1,422,288
1/31/24	$1,505,165	$1,128,781	$1,454,616
2/29/24	$1,515,244	$1,121,036	$1,464,523
3/31/24	$1,543,688	$1,131,144	$1,483,561
4/30/24	$1,526,668	$1,112,932	$1,460,758
5/31/24	$1,557,304	$1,122,780	$1,489,331
6/30/24	$1,569,460	$1,132,522	$1,497,358
7/31/24	$1,593,606	$1,154,402	$1,515,267
8/31/24	$1,619,476	$1,167,045	$1,549,634
9/30/24	$1,649,302	$1,180,588	$1,582,315
10/31/24	$1,640,566	$1,164,612	$1,574,720
11/30/24	$1,651,049	$1,178,445	$1,583,885
12/31/24	$1,647,883	$1,169,402	$1,572,307
1/31/25	$1,660,287	$1,173,932	$1,586,064
2/28/25	$1,681,550	$1,188,068	$1,602,877
3/31/25	$1,671,070	$1,183,110	$1,584,892
4/30/25	$1,656,711	$1,194,759	$1,572,008
5/31/25	$1,680,045	$1,190,809	$1,592,742
6/30/25	$1,711,071	$1,202,213	$1,617,908
7/31/25	$1,725,618	$1,201,251	$1,639,733
8/31/25	$1,741,983	$1,207,833	$1,655,589
9/30/25	$1,767,788	$1,216,730	$1,679,777
10/31/25	$1,808,300	$1,226,335	$1,684,431
11/30/25	$1,811,983	$1,228,914	$1,680,825
12/31/25	$1,815,104	$1,226,279	$1,689,482
1/31/26	$1,833,759	$1,229,243	$1,710,533
2/28/26	$1,852,414	$1,246,523	$1,720,026
3/31/26	$1,806,625	$1,224,396	$1,678,298

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.11%	2.99%	6.09%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS2139TSRAR_033126

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,048	$1,001,698	$1,013,110
5/31/16	$1,030,688	$1,005,932	$1,027,263
6/30/16	$1,027,083	$1,025,081	$1,028,476
7/31/16	$1,063,534	$1,031,206	$1,054,392
8/31/16	$1,088,193	$1,030,680	$1,067,921
9/30/16	$1,084,481	$1,030,557	$1,061,716
10/31/16	$1,098,636	$1,020,565	$1,067,768
11/30/16	$1,083,392	$1,003,709	$1,040,828
12/31/16	$1,104,845	$1,006,459	$1,053,485
1/31/17	$1,123,684	$1,002,793	$1,075,439
2/28/17	$1,142,523	$1,011,378	$1,096,443
3/31/17	$1,149,247	$1,010,911	$1,103,076
4/30/17	$1,169,508	$1,017,767	$1,121,961
5/31/17	$1,186,392	$1,023,707	$1,134,134
6/30/17	$1,192,307	$1,020,842	$1,144,171
7/31/17	$1,214,027	$1,024,198	$1,157,511
8/31/17	$1,219,742	$1,033,532	$1,160,649
9/30/17	$1,229,010	$1,028,761	$1,165,814
10/31/17	$1,247,614	$1,033,100	$1,177,892
11/30/17	$1,245,289	$1,034,700	$1,178,233
12/31/17	$1,250,581	$1,037,013	$1,180,813
1/31/18	$1,263,670	$1,029,610	$1,174,697
2/28/18	$1,252,961	$1,027,288	$1,174,321
3/31/18	$1,244,323	$1,035,806	$1,170,856
4/30/18	$1,246,739	$1,031,952	$1,168,328
5/31/18	$1,228,618	$1,035,807	$1,163,888
6/30/18	$1,230,114	$1,037,738	$1,166,844
7/31/18	$1,248,511	$1,038,022	$1,179,364
8/31/18	$1,250,964	$1,041,212	$1,185,568
9/30/18	$1,254,519	$1,037,229	$1,182,414
10/31/18	$1,234,606	$1,035,202	$1,167,208
11/30/18	$1,209,714	$1,040,267	$1,144,693
12/31/18	$1,197,772	$1,055,294	$1,134,184
1/31/19	$1,247,047	$1,066,471	$1,190,202
2/28/19	$1,268,526	$1,067,753	$1,209,662
3/31/19	$1,278,722	$1,086,877	$1,221,045
4/30/19	$1,309,503	$1,087,524	$1,241,266
5/31/19	$1,299,243	$1,103,173	$1,239,552
6/30/19	$1,335,565	$1,118,641	$1,266,165
7/31/19	$1,353,789	$1,127,444	$1,284,614
8/31/19	$1,366,806	$1,153,012	$1,293,747
9/30/19	$1,383,308	$1,147,669	$1,305,456
10/31/19	$1,405,768	$1,145,688	$1,320,768
11/30/19	$1,421,623	$1,144,344	$1,325,550
12/31/19	$1,439,992	$1,141,998	$1,343,326
1/31/20	$1,461,504	$1,162,607	$1,361,742
2/29/20	$1,434,613	$1,176,836	$1,330,791
3/31/20	$1,242,063	$1,158,521	$1,178,667
4/30/20	$1,320,282	$1,177,276	$1,269,060
5/31/20	$1,352,649	$1,180,613	$1,295,912
6/30/20	$1,375,439	$1,186,505	$1,301,874
7/31/20	$1,414,815	$1,199,470	$1,349,965
8/31/20	$1,450,117	$1,190,779	$1,378,395
9/30/20	$1,437,897	$1,195,129	$1,369,147
10/31/20	$1,444,686	$1,195,216	$1,377,321
11/30/20	$1,518,007	$1,202,035	$1,426,422
12/31/20	$1,536,063	$1,205,728	$1,447,846
1/31/21	$1,531,904	$1,199,261	$1,440,260
2/28/21	$1,541,608	$1,180,606	$1,433,749
3/31/21	$1,548,843	$1,175,955	$1,449,679
4/30/21	$1,576,826	$1,179,029	$1,468,757
5/31/21	$1,582,422	$1,181,661	$1,477,804
6/30/21	$1,597,295	$1,187,424	$1,496,631
7/31/21	$1,602,935	$1,202,182	$1,502,782
8/31/21	$1,612,803	$1,199,773	$1,506,585
9/30/21	$1,613,913	$1,188,446	$1,505,048
10/31/21	$1,605,397	$1,185,338	$1,503,528
11/30/21	$1,585,524	$1,193,793	$1,483,486
12/31/21	$1,605,573	$1,188,952	$1,506,777
1/31/22	$1,573,315	$1,170,272	$1,471,638
2/28/22	$1,530,793	$1,154,705	$1,423,222
3/31/22	$1,510,212	$1,129,814	$1,413,031
4/30/22	$1,458,442	$1,099,449	$1,357,315
5/31/22	$1,445,130	$1,097,936	$1,360,899
6/30/22	$1,359,980	$1,081,273	$1,298,433
7/31/22	$1,433,290	$1,108,814	$1,366,887
8/31/22	$1,400,375	$1,079,868	$1,332,934
9/30/22	$1,319,568	$1,045,202	$1,274,844
10/31/22	$1,336,233	$1,041,624	$1,266,940
11/30/22	$1,381,683	$1,068,168	$1,316,022
12/31/22	$1,397,845	$1,055,562	$1,308,033
1/31/23	$1,480,445	$1,079,874	$1,406,528
2/28/23	$1,459,795	$1,062,650	$1,383,138
3/31/23	$1,325,222	$1,086,213	$1,292,251
4/30/23	$1,342,913	$1,091,806	$1,311,687
5/31/23	$1,341,304	$1,087,507	$1,303,987
6/30/23	$1,350,617	$1,086,858	$1,319,987
7/31/23	$1,384,790	$1,087,210	$1,349,330
8/31/23	$1,375,026	$1,085,844	$1,340,357
9/30/23	$1,368,402	$1,067,119	$1,329,353
10/31/23	$1,348,618	$1,059,542	$1,299,921
11/30/23	$1,417,862	$1,095,972	$1,376,279
12/31/23	$1,474,388	$1,130,998	$1,422,288
1/31/24	$1,492,755	$1,128,781	$1,454,616
2/29/24	$1,501,104	$1,121,036	$1,464,523
3/31/24	$1,530,642	$1,131,144	$1,483,561
4/30/24	$1,512,038	$1,112,932	$1,460,758
5/31/24	$1,542,481	$1,122,780	$1,489,331
6/30/24	$1,555,875	$1,132,522	$1,497,358
7/31/24	$1,578,151	$1,154,402	$1,515,267
8/31/24	$1,603,854	$1,167,045	$1,549,634
9/30/24	$1,632,998	$1,180,588	$1,582,315
10/31/24	$1,624,321	$1,164,612	$1,574,720
11/30/24	$1,634,733	$1,178,445	$1,583,885
12/31/24	$1,631,330	$1,169,402	$1,572,307
1/31/25	$1,643,649	$1,173,932	$1,586,064
2/28/25	$1,664,766	$1,188,068	$1,602,877
3/31/25	$1,654,167	$1,183,110	$1,584,892
4/30/25	$1,639,907	$1,194,759	$1,572,008
5/31/25	$1,663,079	$1,190,809	$1,592,742
6/30/25	$1,693,575	$1,202,213	$1,617,908
7/31/25	$1,706,213	$1,201,251	$1,639,733
8/31/25	$1,722,463	$1,207,833	$1,655,589
9/30/25	$1,749,414	$1,216,730	$1,679,777
10/31/25	$1,787,803	$1,226,335	$1,684,431
11/30/25	$1,791,459	$1,228,914	$1,680,825
12/31/25	$1,795,974	$1,226,279	$1,689,482
1/31/26	$1,814,490	$1,229,243	$1,710,533
2/28/26	$1,831,153	$1,246,523	$1,720,026
3/31/26	$1,785,448	$1,224,396	$1,678,298

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.94%	2.88%	5.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS2138TSRAR_033126

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$115	1.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to Additional Tier 1 Default Counterparty Claims contributed to performance versus the 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index (“Index”), as prices rose.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a wireless carrier, contributed to performance versus the Index, as spreads widened.

  Security selection within U.S. preferreds, particularly overweight exposure to a federal farm credit bank, contributed to performance versus the Index, as spreads tightened.

  U.K. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  U.S. duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within U.S. non-financial subordinated debt, particularly underweight exposure to a natural gas exporter, detracted from performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,020,003	$1,001,698	$1,013,110
5/31/16	$1,031,525	$1,005,932	$1,027,263
6/30/16	$1,027,961	$1,025,081	$1,028,476
7/31/16	$1,064,311	$1,031,206	$1,054,392
8/31/16	$1,088,851	$1,030,680	$1,067,921
9/30/16	$1,084,314	$1,030,557	$1,061,716
10/31/16	$1,099,432	$1,020,565	$1,067,768
11/30/16	$1,084,044	$1,003,709	$1,040,828
12/31/16	$1,105,648	$1,006,459	$1,053,485
1/31/17	$1,124,359	$1,002,793	$1,075,439
2/28/17	$1,143,079	$1,011,378	$1,096,443
3/31/17	$1,150,444	$1,010,911	$1,103,076
4/30/17	$1,169,438	$1,017,767	$1,121,961
5/31/17	$1,186,171	$1,023,707	$1,134,134
6/30/17	$1,192,056	$1,020,842	$1,144,171
7/31/17	$1,213,618	$1,024,198	$1,157,511
8/31/17	$1,219,177	$1,033,532	$1,160,649
9/30/17	$1,228,182	$1,028,761	$1,165,814
10/31/17	$1,247,777	$1,033,100	$1,177,892
11/30/17	$1,245,300	$1,034,700	$1,178,233
12/31/17	$1,250,549	$1,037,013	$1,180,813
1/31/18	$1,263,464	$1,029,610	$1,174,697
2/28/18	$1,251,434	$1,027,288	$1,174,321
3/31/18	$1,243,875	$1,035,806	$1,170,856
4/30/18	$1,246,150	$1,031,952	$1,168,328
5/31/18	$1,229,245	$1,035,807	$1,163,888
6/30/18	$1,229,914	$1,037,738	$1,166,844
7/31/18	$1,248,307	$1,038,022	$1,179,364
8/31/18	$1,250,760	$1,041,212	$1,185,568
9/30/18	$1,254,535	$1,037,229	$1,182,414
10/31/18	$1,234,622	$1,035,202	$1,167,208
11/30/18	$1,208,486	$1,040,267	$1,144,693
12/31/18	$1,196,283	$1,055,294	$1,134,184
1/31/19	$1,246,866	$1,066,471	$1,190,202
2/28/19	$1,267,099	$1,067,753	$1,209,662
3/31/19	$1,277,174	$1,086,877	$1,221,045
4/30/19	$1,309,264	$1,087,524	$1,241,266
5/31/19	$1,298,995	$1,103,173	$1,239,552
6/30/19	$1,335,237	$1,118,641	$1,266,165
7/31/19	$1,353,475	$1,127,444	$1,284,614
8/31/19	$1,366,501	$1,153,012	$1,293,747
9/30/19	$1,381,626	$1,147,669	$1,305,456
10/31/19	$1,405,425	$1,145,688	$1,320,768
11/30/19	$1,421,290	$1,144,344	$1,325,550
12/31/19	$1,438,152	$1,141,998	$1,343,326
1/31/20	$1,459,678	$1,162,607	$1,361,742
2/29/20	$1,434,116	$1,176,836	$1,330,791
3/31/20	$1,240,049	$1,158,521	$1,178,667
4/30/20	$1,318,311	$1,177,276	$1,269,060
5/31/20	$1,350,695	$1,180,613	$1,295,912
6/30/20	$1,373,531	$1,186,505	$1,301,874
7/31/20	$1,414,288	$1,199,470	$1,349,965
8/31/20	$1,449,612	$1,190,779	$1,378,395
9/30/20	$1,437,384	$1,195,129	$1,369,147
10/31/20	$1,442,819	$1,195,216	$1,377,321
11/30/20	$1,516,182	$1,202,035	$1,426,422
12/31/20	$1,533,834	$1,205,728	$1,447,846
1/31/21	$1,531,060	$1,199,261	$1,440,260
2/28/21	$1,539,381	$1,180,606	$1,433,749
3/31/21	$1,547,776	$1,175,955	$1,449,679
4/30/21	$1,574,365	$1,179,029	$1,468,757
5/31/21	$1,579,963	$1,181,661	$1,477,804
6/30/21	$1,594,631	$1,187,424	$1,496,631
7/31/21	$1,601,681	$1,202,182	$1,502,782
8/31/21	$1,610,140	$1,199,773	$1,506,585
9/30/21	$1,611,165	$1,188,446	$1,505,048
10/31/21	$1,602,647	$1,185,338	$1,503,528
11/30/21	$1,581,354	$1,193,793	$1,483,486
12/31/21	$1,602,198	$1,188,952	$1,506,777
1/31/22	$1,569,949	$1,170,272	$1,471,638
2/28/22	$1,527,439	$1,154,705	$1,423,222
3/31/22	$1,506,830	$1,129,814	$1,413,031
4/30/22	$1,456,553	$1,099,449	$1,357,315
5/31/22	$1,443,244	$1,097,936	$1,360,899
6/30/22	$1,356,409	$1,081,273	$1,298,433
7/31/22	$1,431,184	$1,108,814	$1,366,887
8/31/22	$1,396,788	$1,079,868	$1,332,934
9/30/22	$1,317,513	$1,045,202	$1,274,844
10/31/22	$1,332,657	$1,041,624	$1,266,940
11/30/22	$1,378,089	$1,068,168	$1,316,022
12/31/22	$1,394,413	$1,055,562	$1,308,033
1/31/23	$1,476,998	$1,079,874	$1,406,528
2/28/23	$1,456,352	$1,062,650	$1,383,138
3/31/23	$1,321,874	$1,086,213	$1,292,251
4/30/23	$1,339,564	$1,091,806	$1,311,687
5/31/23	$1,337,956	$1,087,507	$1,303,987
6/30/23	$1,347,078	$1,086,858	$1,319,987
7/31/23	$1,381,243	$1,087,210	$1,349,330
8/31/23	$1,371,482	$1,085,844	$1,340,357
9/30/23	$1,366,422	$1,067,119	$1,329,353
10/31/23	$1,344,994	$1,059,542	$1,299,921
11/30/23	$1,414,222	$1,095,972	$1,376,279
12/31/23	$1,469,100	$1,130,998	$1,422,288
1/31/24	$1,489,134	$1,128,781	$1,454,616
2/29/24	$1,497,481	$1,121,036	$1,464,523
3/31/24	$1,525,373	$1,131,144	$1,483,561
4/30/24	$1,508,462	$1,112,932	$1,460,758
5/31/24	$1,538,902	$1,122,780	$1,489,331
6/30/24	$1,550,602	$1,132,522	$1,497,358
7/31/24	$1,574,589	$1,154,402	$1,515,267
8/31/24	$1,598,576	$1,167,045	$1,549,634
9/30/24	$1,627,701	$1,180,588	$1,582,315
10/31/24	$1,619,025	$1,164,612	$1,574,720
11/30/24	$1,629,437	$1,178,445	$1,583,885
12/31/24	$1,625,831	$1,169,402	$1,572,307
1/31/25	$1,638,148	$1,173,932	$1,586,064
2/28/25	$1,659,262	$1,188,068	$1,602,877
3/31/25	$1,650,145	$1,183,110	$1,584,892
4/30/25	$1,634,107	$1,194,759	$1,572,008
5/31/25	$1,657,273	$1,190,809	$1,592,742
6/30/25	$1,687,461	$1,202,213	$1,617,908
7/31/25	$1,701,899	$1,201,251	$1,639,733
8/31/25	$1,716,337	$1,207,833	$1,655,589
9/30/25	$1,743,151	$1,216,730	$1,679,777
10/31/25	$1,781,522	$1,226,335	$1,684,431
11/30/25	$1,785,177	$1,228,914	$1,680,825
12/31/25	$1,789,363	$1,226,279	$1,689,482
1/31/26	$1,807,867	$1,229,243	$1,710,533
2/28/26	$1,824,521	$1,246,523	$1,720,026
3/31/26	$1,778,571	$1,224,396	$1,678,298

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.78%	2.82%	5.93%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	5.89%	2.97%	5.31%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 70% ICE BofA 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% ICE BofA Contingent Capital Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$727,682
# of Portfolio Holdings	552
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$3,526
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	60.5%
Preferred Securities	35.8%
Sovereign Issues	0.3%
Short-Term Instruments	0.5%
Affiliated Investments	5.5%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(3.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.06% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Annual Shareholder Report |

March 31, 2026

PIMS2192TSRAR_033126

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees

	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)

	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees

	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)

	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2026	March 31, 2025

PIMCO Funds	$ —	$ 6,500
Pacific Investment Management Company LLC (“PIMCO”)	23,837,833	26,548,184

Totals	$ 23,837,833	$ 26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14.

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	PAPS – All Asset Funds
•	Income Fund
•	Credit Bond Funds
•	Total Return Fund

Filed under the initially filed submission on Form N-CSR:

•	Asset Allocation Funds
•	Tax-Efficient Strategy Funds
•	Municipal Value Funds
•	International Bond Funds

Filed under the first companion submission on Form N-CSR:

•	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

•	Bond Funds

Filed under the third companion submission on Form N-CSR:

•	International Bond Fund (U.S. Dollar-Hedged)
•	PAPS Portfolio

To be filed under the immediately following fifth companion submission on Form N-CSR:

•	Short Duration Strategy Funds
•	Real Return Strategy Funds
•	TRENDS Managed Futures Strategy Fund

(b) Not applicable.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Authority: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund (each, a “Fund” and collectively, the “Funds”).

Shares of the PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. Shares of the PIMCO All Authority: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset All Authority Fund, a series of PIMCO Funds. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s offering memorandum and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities

2	PRIVATE ACCOUNT PORTFOLIO SERIES

and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Real Fund	09/22/20	Diversified
PIMCO All Authority: Multi-RAE PLUS Fund	08/23/22	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s offering memorandum nor offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on November 20, 2025 to provide notification of changes to the principal investment strategies of the PIMCO All Asset: Multi-RAE Fund and PIMCO All Authority: Multi-RAE PLUS Fund.

Effective December 22, 2025, the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Offering Memorandum is deleted in its entirety and replaced with the following:

PIMCO All Asset: Multi-RAE PLUS Fund

The Fund seeks to achieve its investment objective by obtaining exposures to a portfolio of stocks and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). In addition to long equity exposures, the Fund may also obtain short exposure to equity markets, but will not normally seek to obtain a net short equity exposure.

In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund expects to use long exposure and short exposure in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to a portfolio of stocks. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and Research Affiliates’ (“Sub-Adviser’s”) discretion, as applicable. The Sub-Adviser will determine the target mix of long and short equity exposures for the Fund. In doing so, the Sub-Adviser considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. The quantitative data and qualitative inputs considered include (but are not limited to) macroeconomic data relating to U.S. and foreign economies (such as economic growth measures, inflation measures, production and consumption measures, trade figures, fiscal policies and monetary policies) and financial market data relating to U.S. and foreign asset classes (such as yield levels, income growth rates, valuation measures, credit and default risk measures and financial statement data). These data points are primarily used as inputs to a

4	PRIVATE ACCOUNT PORTFOLIO SERIES

series of quantitative models, which collectively enable the Sub-Adviser to construct multiple optimized model portfolios for consideration in determining the Fund’s actual allocation and trading approach. These include models relating to capital markets expectations, macroeconomic regimes, risk regimes and portfolio construction. Multiple model portfolios are constructed, each optimized to different return and risk parameters, so that the portfolio managers can assess the implications, attributes and tradeoffs of different asset allocation approaches in determining the final allocation and trading decisions, in seeking to achieve the objectives of the Fund. In addition to these quantitative and model-driven considerations, which comprise a majority of the asset allocation investment process, the portfolio managers also may consider various qualitative inputs in refining their final allocation and trading decisions. These may include qualitative macroeconomic and financial market views held by the Sub-Adviser and PIMCO, as well as subjective assessments of liquidity risk, risk premia attractiveness, expected net flows into the Fund and investor behavioral factors.

The Fund may use derivatives (such as, but not limited to, futures contracts, swap agreements or options) to obtain its equity exposures. The Sub-Adviser provides investment advisory services in connection with the Fund’s equity exposure by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the designated equity exposure for purposes of developing certain derivatives positions. For example, the Sub-Adviser may assist in the development of equity total return swaps for the Fund. In a typical swap agreement, the Fund will receive the total return of the desired equity exposure from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate. There may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. The Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the desired equity portfolio.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to enhance the Fund’s total return. The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market. The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the Fund’s short equity positions have generated or generate higher levels of income.

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities subject to applicable law and any other restrictions described in the Fund’s Offering Memorandum or Offering Memorandum Supplement. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO (except that within such 20% limitation, the Fund may invest in mortgage- and asset-backed securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund’s fixed income investments, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund’s fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Important Information About the Funds	(Cont.)

limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

PIMCO All Authority: Multi-RAE PLUS Fund

The Fund seeks to achieve its investment objective by obtaining exposures to a portfolio of stocks and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). While the Fund is expected in most market environments to have a net long equity exposure, it may have a net short equity exposure under certain market conditions.

In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund expects to use long exposure and short exposure in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) to obtain exposure to a portfolio of stocks. The Fund may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s and Research Affiliates’ (“Sub-Adviser’s”) discretion, as applicable. The Sub-Adviser will determine the target mix of long and short equity exposures for the Fund. In doing so, the Sub-Adviser considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. The quantitative data and qualitative inputs considered include (but are not limited to) macroeconomic data relating to U.S. and foreign economies (such as economic growth measures, inflation measures, production and consumption measures, trade figures, fiscal policies and monetary policies) and financial market data relating to U.S. and foreign asset classes (such as yield levels, income growth rates, valuation measures, credit and default risk measures and financial statement data). These data points are primarily used as inputs to a series of quantitative models, which collectively enable the Sub-Adviser to construct multiple optimized model portfolios for consideration in determining the Fund’s actual allocation and trading approach. These include models relating to capital markets expectations, macroeconomic regimes, risk regimes and portfolio construction. Multiple model portfolios are constructed, each optimized to different return and risk parameters, so that the portfolio managers can assess the implications, attributes and tradeoffs of different asset allocation approaches in determining the final allocation and trading decisions, in seeking to achieve the objectives of the Fund. In addition to these quantitative and model-driven considerations, which comprise a majority of the asset allocation investment process, the portfolio managers also may consider various qualitative inputs in refining their final allocation and trading decisions. These may include qualitative macroeconomic and financial market views held by the Sub-Adviser and PIMCO, as well as subjective assessments of liquidity risk, risk premia attractiveness, expected net flows into the Fund and investor behavioral factors.

The Fund may use derivatives (such as, but not limited to, futures contracts, swap agreements or options) to obtain its equity exposures. The Sub-Adviser provides investment advisory services in connection with the Fund’s equity exposure by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the designated equity exposure for purposes of developing certain derivatives positions. For example, the Sub-Adviser may assist in the development of equity total return swaps for the Fund. In a typical swap agreement, the Fund will receive the total return of the desired equity exposure from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate. There may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. The Fund may invest in other instruments, “baskets” of stocks, or individual securities to replicate the performance of the desired equity portfolio.

In managing the Fund’s investments in the AR Bond Alpha Strategy, PIMCO seeks to enhance the Fund’s total return. The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments and related derivatives, which may include forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market. The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO’s market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a bond market index benchmark. Further, PIMCO, in its discretion, may seek to reduce the overall risk in the Fund’s portfolio of Fixed Income Instruments when the Fund’s short equity positions have generated or generate higher levels of income.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

In selecting investments for the Fund, PIMCO and the Sub-Adviser, as applicable, may use proprietary quantitative models that are developed and maintained by PIMCO or the Sub-Adviser, as applicable, and which are subject to change over time without notice in PIMCO’s or the Sub-Adviser’s discretion, as applicable.

The Fund may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset backed securities subject to applicable law and any other restrictions described in the Fund’s Offering Memorandum or Offering Memorandum Supplement. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. The Fund may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO (except that within such 20% limitation, the Fund may invest in mortgage- and asset-backed securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may also invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the AR Bond Alpha Strategy, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the AR Bond Alpha Strategy, the Fund will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the AR Bond Alpha Strategy, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

In addition, effective December 22, 2025, “Model Risk” in the “Description of Principal Risks” section of the Offering Memorandum is deleted in its entirety and replaced with the following:

“In making investment allocation decisions, PIMCO or the Sub-Adviser may utilize proprietary quantitative models. These models are used by PIMCO or the Sub-Adviser to determine the Fund’s investment allocation decisions. The Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of the investment. There can be no assurance that the models used by PIMCO or the Sub-Adviser will remain viable, due to various factors, which may include the quality of the data input into the models and the assumptions underlying such models, which to varying degrees involve the exercise of judgment, as well as the possibility of errors in constructing or using the model.

The success of models relies on accurate market data inputs. If inaccurate market data is entered into a model, the resulting information will be incorrect. In addition, the models used may be predictive in nature and such models may result in an incorrect assessment of future events. The models evaluate securities or securities markets based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, and other similar circumstances. In addition, when relying on a quantitative model and/or data supplied by third parties, PIMCO or the Sub-Adviser may have less insight into the construction, coding or testing of the third-party model or data, and PIMCO or the Sub-Adviser will be exposed to systems, cyber security and other risks associated with the third party that provides the model or data.

The use of models can be complex and involves financial, economic, econometric and statistical theories, research and modeling; and the results of those processes must then be translated into computer code. Although PIMCO or the Sub-Adviser seeks to hire individuals and/or third parties, as applicable, skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of a model’s end product raises the chances that a finished model may contain an error; one or more of such errors could adversely affect a Fund’s performance.

In addition, effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in the PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Important Information About the Funds	(Cont.)

Accordingly, corresponding changes are made to the table in the Section titled “Description of Principal Risks” in the Offering Memorandum and the following is added under “Description of Principal Risks” in the Offering Memorandum:

“Because PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund may invest its assets in Acquired Funds, the risks associated with investing in the Funds may be closely related to the risks associated with the securities and other investments held by the Funds. The ability of the Funds to achieve their investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests. There can be no assurance that the investment objective of any Acquired Fund will be achieved. Unless a fee waiver or expense reimbursement arrangement fully covers a Fund’s investment in an Acquired Fund, shareholders in a Fund will indirectly bear fees and expenses charged by the Acquired Funds in addition to a Fund’s direct fees and expenses.

A Fund’s net asset value (“NAV”) will fluctuate in response to changes in the NAVs or market prices, as applicable, of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with a Fund correlates to those of a particular Acquired Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Acquired Fund, which may vary.”

Effective December 22, 2025, the following is added as the last sentence under “Derivatives” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Offering Memorandum:

“Each Fund may invest in derivatives on carbon equivalent emissions allowances eligible for trading under the European Union Emissions Trading Scheme, California Cap-and-Trade Program, and Regional Greenhouse Gas Initiatives. For more information, please see Greenhouse Gas “Cap-and-Trade” Programs. A description of various risks associated with these particular instruments is included in “Investment Objectives and Policies” in the Offering Memorandum Supplement. PIMCO All Asset: Multi-Real Fund may invest in such instruments to a lesser degree.”

8	PRIVATE ACCOUNT PORTFOLIO SERIES

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

03/31/2026	$10.20	$0.52	$2.52	$3.04	$(2.66)	$0.00	$0.00	$(2.66)

03/31/2025	10.49	0.46	0.29	0.75	(1.04)	0.00	0.00	(1.04)

03/31/2024	9.64	0.42	0.93	1.35	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.38	0.23	(0.97)	(0.74)	0.00	0.00	0.00	0.00

03/31/2022	11.60	0.00	(0.36)	(0.36)	(0.80)	(0.06)	0.00	(0.86)

PIMCO All Authority: Multi-RAE PLUS Fund

03/31/2026	$9.53	$0.51	$2.45	$2.96	$(2.70)	$(0.06)	$0.00	$(2.76)

03/31/2025	9.04	0.46	0.03	0.49	0.00	0.00	0.00	0.00

03/31/2024	9.76	0.45	(0.57)	(0.12)	(0.60)	0.00	0.00	(0.60)

08/23/2022 - 03/31/2023	10.00	0.18	0.04	0.22	(0.46)	0.00	0.00	(0.46)

PIMCO All Asset: Multi-Real Fund (Consolidated)

03/31/2026	$9.13	$0.28	$0.86	$1.14	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2025	9.12	0.33	0.38	0.71	(0.70)	0.00	0.00	(0.70)

03/31/2024	8.85	0.22	0.29	0.51	(0.24)	0.00	0.00	(0.24)

03/31/2023	14.26	0.57	(3.35)	(2.78)	(2.52)	(0.11)	0.00	(2.63)

03/31/2022	12.30	0.68	4.60	5.28	(3.21)	(0.11)	0.00	(3.32)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ offering memorandum and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ offering memorandum and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.58	30.76%	$1,705,482	1.04%	1.04%	0.89%	0.89%	4.57%	904%

10.20	7.56	2,099,500	0.97	0.97	0.89	0.89	4.44	485

10.49	14.32	2,555,455	1.11	1.11	0.89	0.89	4.25	332

9.64	(7.13)	2,909,688	0.96	0.96	0.89	0.89	2.45	52

10.38	(3.70)	3,949,906	0.89	0.89	0.89	0.89	(0.04)	57

$9.73	31.68%	$140,842	1.04%	1.04%	0.89%	0.89%	4.78%	896%

9.53	5.48	173,830	1.02	1.02	0.89	0.89	5.02	465

9.04	(1.22)	266,083	1.07	1.07	0.89	0.89	4.77	342

9.76	2.16	447,188	0.98 *	1.00 *	0.89 *	0.91 *	3.11 *	11

$9.85	12.98%	$2,211,602	3.91%	4.00%	0.74%	0.83%	3.07%	153%

9.13	8.18	1,896,642	4.02	4.09	0.74	0.81	3.65	200

9.12	5.90	2,515,828	3.79	3.86	0.74	0.81	2.59	161

8.85	(20.93)	2,489,847	2.70	2.84	0.74	0.88	5.43	117

14.26	46.22	3,042,029	0.79	0.88	0.74	0.83	4.88	96

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Statements of Assets and Liabilities	March 31, 2026

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Assets:

Investments, at value
Investments in securities*	$3,402,442	$270,105
Investments in Affiliates	26,650	11,661
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,434	545
Over the counter	87,128	8,312
Cash	139	4,877
Deposits with counterparty	43,530	4,531
Foreign currency, at value	7,744	2,102
Receivable for investments sold	1,242	47
Receivable for TBA investments sold	3,253,078	199,628
Interest and/or dividends receivable	8,434	732
Dividends receivable from Affiliates	78	18
Other assets	4	0
Total Assets	6,836,903	502,558

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,080	$215
Payable for short sales	200,689	23,267
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,953	396
Over the counter	26,198	2,401
Payable for investments purchased	305,021	13,812
Payable for investments in Affiliates purchased	81	19
Payable for investments purchased on a delayed-delivery basis	51,764	4,791
Payable for TBA investments purchased	4,521,560	315,355
Deposits from counterparty	14,613	1,332
Accrued investment advisory fees	929	80
Accrued supervisory and administrative fees	363	31
Accrued reimbursement to PIMCO	0	1
Foreign capital gains tax payable	169	16
Other liabilities	1	0
Total Liabilities	5,131,421	361,716

Commitments and Contingent Liabilities^

Net Assets	$1,705,482	$140,842

Net Assets Consist of:

Paid in capital	$1,628,203	$126,702
Distributable earnings (accumulated loss)	77,279	14,140

Net Assets	$1,705,482	$140,842

Shares Issued and Outstanding:	161,157	14,469

Net Asset Value Per Share Outstanding(a):	10.58	9.73

Cost of investments in securities	$3,462,562	$269,123
Cost of investments in Affiliates	$26,672	$11,660
Cost of foreign currency held	$7,912	$2,095
Proceeds received on short sales	$199,740	$23,443
Cost or premiums of financial derivative instruments, net	$52,467	$6,297

* Includes repurchase agreements of:	$470,500	$8,800

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	March 31, 2026

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-Real Fund

Assets:

Investments, at value
Investments in securities*	$4,399,870
Investments in Affiliates	13,522
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,208
Over the counter	26,572
Cash	3,909
Deposits with counterparty	30,274
Foreign currency, at value	6,182
Receivable for investments sold	1,024,571
Receivable for investments sold on a delayed-delivery basis	1,471
Receivable for TBA investments sold	679,016
Interest and/or dividends receivable	12,311
Dividends receivable from Affiliates	47
Reimbursement receivable from PIMCO	211
Total Assets	6,206,164

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,539,397
Payable for sale-buyback transactions	43,152
Financial Derivative Instruments
Exchange-traded or centrally cleared	15,896
Over the counter	24,602
Payable for investments purchased	349,009
Payable for investments in Affiliates purchased	48
Payable for investments purchased on a delayed-delivery basis	132
Payable for TBA investments purchased	996,953
Deposits from counterparty	23,782
Accrued investment advisory fees	1,064
Accrued supervisory and administrative fees	527
Total Liabilities	3,994,562

Commitments and Contingent Liabilities^

Net Assets	$2,211,602

Net Assets Consist of:

Paid in capital	$2,309,241
Distributable earnings (accumulated loss)	(97,639)

Net Assets	$2,211,602

Shares Issued and Outstanding:	224,425

Net Asset Value Per Share Outstanding(a):	9.85

Cost of investments in securities	$4,350,287
Cost of investments in Affiliates	$13,520
Cost of foreign currency held	$6,157
Cost or premiums of financial derivative instruments, net	$(1,776)

* Includes repurchase agreements of:	$582,697

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Statements of Operations

Year Ended March 31, 2026

(Amounts in thousands†)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$111,587	$10,199
Dividends	740	94
Dividends from Investments in Affiliates	1,608	365
Total Income	113,935	10,658

Expenses:

Investment advisory fees	13,003	1,172
Supervisory and administrative fees	5,080	458
Trustee fees	14	1
Interest expense	3,063	276
Miscellaneous expense	14	9
Total Expenses	21,174	1,916
Waiver and/or Reimbursement by PIMCO	0	(1)
Net Expenses	21,174	1,915

Net Investment Income (Loss)	92,761	8,743

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	29,395	3,626
Investments in Affiliates	368	41
Exchange-traded or centrally cleared financial derivative instruments	8,441	1,398
Over the counter financial derivative instruments	430,570	40,386
Short sales	16	0
Foreign currency	2,124	105

Net Realized Gain (Loss)	470,914	45,556

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	18,631	(785)
Investments in Affiliates	(22)	(2)
Exchange-traded or centrally cleared financial derivative instruments	(17,321)	(1,442)
Over the counter financial derivative instruments	9,305	1,022
Foreign currency assets and liabilities	(186)	(13)

Net Change in Unrealized Appreciation (Depreciation)	10,407	(1,220)

Net Increase (Decrease) in Net Assets Resulting from Operations	$574,082	$53,079

* Foreign tax withholdings	$318	$28

** Foreign capital gains tax	$5	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2026

(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Investment Income:

Interest	$118,473
Dividends	16,798
Dividends from Investments in Affiliates	429
Total Income	135,700

Expenses:

Investment advisory fees	10,790
Supervisory and administrative fees	5,376
Trustee fees	13
Interest expense	61,631
Total Expenses	77,810
Waiver and/or Reimbursement by PIMCO	(1,780)
Net Expenses	76,030

Net Investment Income (Loss)	59,670

Net Realized Gain (Loss):

Investments in securities	55,716
Investments in Affiliates	(55)
Exchange-traded or centrally cleared financial derivative instruments	(66,480)
Over the counter financial derivative instruments	229,717
Foreign currency	244

Net Realized Gain (Loss)	219,142

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,344
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(1,029)
Over the counter financial derivative instruments	(1,283)
Foreign currency assets and liabilities	(719)

Net Change in Unrealized Appreciation (Depreciation)	314

Net Increase (Decrease) in Net Assets Resulting from Operations	$279,126

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$92,761	$104,093	$8,743	$10,681
Net realized gain (loss)	470,914	83,089	45,556	6,250
Net change in unrealized appreciation (depreciation)	10,407	(10,351)	(1,220)	(4,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	574,082	176,831	53,079	12,028

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(410,040)	(229,004)	(39,749)	(97)

Total Distributions(a)	(410,040)	(229,004)	(39,749)	(97)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(558,060)	(403,782)	(46,318)	(104,184)

Total Increase (Decrease) in Net Assets	(394,018)	(455,955)	(32,988)	(92,253)

Net Assets:

Beginning of year	2,099,500	2,555,455	173,830	266,083
End of year	$1,705,482	$2,099,500	$140,842	$173,830

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$59,670	$82,579
Net realized gain (loss)	219,142	(65,691)
Net change in unrealized appreciation (depreciation)	314	166,566

Net Increase (Decrease) in Net Assets Resulting from Operations	279,126	183,454

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(86,654)	(154,922)

Total Distributions(a)	(86,654)	(154,922)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	122,488	(647,718)

Total Increase (Decrease) in Net Assets	314,960	(619,186)

Net Assets:

Beginning of year	1,896,642	2,515,828
End of year	$2,211,602	$1,896,642

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Statement of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$279,126

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(5,663,610)
Proceeds from sales of long-term securities	5,262,213
(Purchases) Proceeds from sales of short-term portfolio investments, net	(478,198)
(Increase) decrease in deposits with counterparty	(11,200)
(Increase) decrease in receivable for investments sold	(91,733)
(Increase) decrease in interest and/or dividends receivable	(2,710)
(Increase) decrease in dividends receivable from Affiliates	189
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(60,124)
Proceeds from (Payments on) over the counter financial derivative instruments	227,067
(Increase) decrease in reimbursement receivable from PIMCO	(92)
Increase (decrease) in payable for investments purchased	738,530
Increase (decrease) in deposits from counterparty	15,804
Increase (decrease) in accrued investment advisory fees	191
Increase (decrease) in accrued supervisory and administrative fees	90
Proceeds from short sales transactions	457,938
Payments on short sales transactions	(457,938)
Proceeds from (Payments on) foreign currency transactions	(475)
Net Realized (Gain) Loss
Investments in securities	(55,716)
Investments in Affiliates	55
Exchange-traded or centrally cleared financial derivative instruments	66,480
Over the counter financial derivative instruments	(229,717)
Foreign currency	(244)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(3,344)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	1,029
Over the counter financial derivative instruments	1,283
Foreign currency assets and liabilities	719
Net amortization (accretion) on investments	(20,138)

Net Cash Provided by (Used for) Operating Activities	(24,526)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	1,196,574
Payments on shares redeemed	(1,160,740)
Proceeds from reverse repurchase agreements	221,719,779
Payments on reverse repurchase agreements	(221,771,388)
Proceeds from sale-buyback transactions	973,275
Payments on sale-buyback transactions	(930,123)

Net Cash Received from (Used for) Financing Activities	27,377

Net Increase (Decrease) in Cash and Foreign Currency	2,851

Cash and Foreign Currency:

Beginning of year	7,240
End of year	$10,091

* Reinvestment of distributions	$86,654

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$59,826

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 199.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	2,325	$2,681

Panama Government International Bonds
4.546% (EUR006M + 2.450%) due 04/01/2027 «~		2,000	2,330

Total Loan Participations and Assignments (Cost $4,608)			5,011

CORPORATE BONDS & NOTES 5.3%

BANKING & FINANCE 3.7%

American Express Co.
5.442% due 01/30/2036 •		$3,900	3,972

ARES Strategic Income Fund
5.450% due 09/09/2028		5,700	5,643

Athene Global Funding
5.033% due 07/17/2030		8,800	8,713

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,210	1,169

Barclays PLC
6.224% due 05/09/2034 •		500	525
7.437% due 11/02/2033 •		2,800	3,132

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	252

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,600	489

Credit Suisse AG AT1 Claim		$14,166	4,958

Deutsche Bank AG
3.547% due 09/18/2031 •		4,633	4,357

F&G Global Funding
5.875% due 01/16/2030		500	507

Ford Motor Credit Co. LLC
5.303% due 09/06/2029		1,800	1,791
5.800% due 03/08/2029		700	708
5.918% due 03/20/2028		1,900	1,925
7.350% due 11/04/2027		700	723

GA Global Funding Trust
5.500% due 04/01/2032		400	395
5.900% due 01/13/2035		900	894

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,100	2,408

GSPA Monetization Trust
6.422% due 10/09/2029		$120	121

Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	220

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	1,985

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,500	1,450

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	389
2.848% due 06/04/2031 •		300	277

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,163

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		$300	309

Nomura Holdings, Inc.
2.679% due 07/16/2030		409	374

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,900	3,054

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		4,400	4,373

UBS Group AG
3.091% due 05/14/2032 •		1,700	1,560
4.194% due 04/01/2031 •		250	245

VICI Properties LP
4.750% due 02/15/2028		1,650	1,652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vitality Re XVI Ltd.
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~		$250	$249

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	2,100	2,443

			62,425

INDUSTRIALS 1.2%

Bayer U.S. Finance LLC
6.375% due 11/21/2030		$400	421
6.500% due 11/21/2033		200	213

Beignet Investor LLC
6.581% due 05/30/2049		8,980	9,240

Conagra Brands, Inc.
5.750% due 08/01/2035 (i)		1,100	1,103

CVS Pass-Through Trust
6.943% due 01/10/2030		19	20

DAE Funding LLC
3.375% due 03/20/2028		1,800	1,734

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	2,200	2,525

Hyatt Hotels Corp.
5.750% due 03/30/2032		$200	205

NTT Finance Corp.
4.876% due 07/16/2030		400	403

Petroleos del Peru SA
5.625% due 06/19/2047		3,300	2,319

Petroleos Mexicanos
6.350% due 02/12/2048		1,500	1,149

Viper Energy Partners LLC
5.700% due 08/01/2035		500	504

			19,836

UTILITIES 0.4%

Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	522
3.000% due 06/15/2028		2,300	2,227

Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,259
5.150% due 06/01/2029		3,600	3,651

			7,659

Total Corporate Bonds & Notes (Cost $85,126)			89,920

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		35	40

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		1,065	974

			1,014

ILLINOIS 0.0%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		110	113

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		45	47
6.725% due 04/01/2035		100	105
7.350% due 07/01/2035		71	77

			342

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		20	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	$67	$55

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	6

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	605	650

Total Municipal Bonds & Notes (Cost $2,333)		2,089

U.S. GOVERNMENT AGENCIES 102.4%

Federal Home Loan Mortgage Corp.
3.000% due 11/01/2032	2,041	1,984
3.500% due 05/01/2049	148	138
3.650% due 11/01/2043 (i)	10,311	8,828
4.000% due 07/01/2047 - 03/01/2049	480	461
5.000% due 01/01/2028 - 01/01/2055	1,584	1,578
5.500% due 01/01/2035 - 09/01/2055	16,581	16,847
5.500% due 09/01/2055 (i)	16,366	16,724
6.000% due 08/01/2027 - 10/01/2055	8,826	9,036
6.500% due 01/01/2029 - 03/01/2055	9,317	9,836

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	6,058	5,886

Federal Home Loan Mortgage Corp. REMICS
2.683% due 07/15/2036 •(a)	52	5
2.783% due 09/15/2036 •(a)	31	3
2.913% due 04/15/2036 •(a)	4	0
3.201% due 09/15/2041 •	134	127
3.287% due 02/15/2040 •	23	21
3.500% due 07/15/2042	557	520
4.087% due 05/15/2037 •	1	1
4.167% due 03/15/2037 •	11	11
4.187% due 11/15/2043 •	14	14
4.337% due 07/15/2041 •	19	19
4.487% due 08/15/2037 •	51	51
4.497% due 10/15/2037 •	8	8
4.507% due 05/15/2037 - 09/15/2037 •	54	54
4.602% due 11/25/2054 •	6,499	6,542
4.612% due 09/25/2055 •	43,085	43,422
4.762% due 07/25/2055 - 09/25/2055 •	23,979	24,095
4.812% due 09/25/2055 •	6,004	6,055
4.862% due 02/25/2055 - 08/25/2055 •	10,873	10,983
5.000% due 04/15/2041	384	389
5.500% due 03/15/2034	33	34

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.259% due 07/25/2044 •	2	2

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	2,848	2,757
3.500% due 02/01/2043 - 09/01/2048	1,804	1,680
4.410% due 10/01/2032	3,337	3,337
4.500% due 04/01/2028 - 12/01/2054	2,774	2,717
4.500% due 11/01/2054 - 12/01/2054 (i)	12,761	12,475
5.000% due 02/01/2027 - 12/01/2054	1,972	1,966
5.030% due 10/01/2035	3,760	3,859
5.210% due 04/01/2035	2,136	2,222

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/01/2027 - 06/01/2054	$1,927	$1,938
5.500% due 07/01/2054 - 11/01/2054 (i)	13,485	13,746
5.820% due 08/01/2035 •	2	2
5.823% due 12/01/2034 •	15	15
5.891% due 03/01/2034 •	3	4
6.000% due 10/01/2026 - 06/01/2054	4,676	4,807
6.159% due 09/01/2031 - 10/01/2035 •	1	1
6.500% due 09/01/2036 - 11/01/2054	6,906	7,273

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(d)	64	56
0.553% due 11/25/2040 •	1	1
2.074% due 03/25/2041 •(a)	93	9
2.274% due 03/25/2037 •(a)	27	2
2.324% due 04/25/2037 •(a)	97	8
2.374% due 11/25/2039 •(a)	15	1
2.604% due 03/25/2037 •(a)	34	3
2.624% due 05/25/2037 •(a)	90	7
2.924% due 03/25/2036 •(a)	23	2
3.014% due 04/25/2037 •(a)	165	21
3.424% due 02/25/2037 •(a)	15	2
3.874% due 07/25/2033 •(a)	9	1
3.912% due 03/25/2036 •	1	1
4.126% due 07/25/2037 •	4	4
4.156% due 07/25/2037 •	6	6
4.176% due 09/25/2035 •	10	10
4.186% due 09/25/2035 •	8	8
4.296% due 10/25/2040 •	4	4
4.496% due 06/25/2037 •	42	42
4.500% due 09/25/2040	452	443
4.562% due 09/25/2055 •	7,578	7,614
4.612% due 11/25/2054 •	4,674	4,684
4.762% due 07/25/2055 •	850	855
4.812% due 09/25/2055 •	6,991	7,050
4.862% due 08/25/2055 •	21,060	21,270
11.454% due 12/25/2036 •	1	1

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	2	2

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	778	36

Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	42	40
4.000% due 09/20/2055	394	370
4.500% due 06/20/2055	681	659
5.000% due 08/15/2033 - 03/15/2042	530	543
5.125% due 11/20/2044 •	94	96
6.000% due 07/15/2037 - 08/15/2037	2	2

Government National Mortgage Association REMICS
4.132% due 08/20/2047 •	129	126
4.823% due 07/20/2055 •	13,462	13,583
4.977% due 04/20/2068 •	336	343
5.023% due 07/20/2055 •	4,391	4,426

Government National Mortgage Association, TBA
3.500% due 03/01/2056 - 04/01/2056	64,500	59,176
4.000% due 04/01/2056 - 05/01/2056	77,441	72,522
4.500% due 05/01/2056	48,470	46,774
5.000% due 05/01/2056	60,750	60,049
5.500% due 06/01/2040 - 05/01/2056	33,150	33,266
6.000% due 05/01/2056	32,710	33,225

U.S. Small Business Administration
4.430% due 05/01/2029	2	2
5.490% due 03/01/2028	1	1
6.020% due 08/01/2028	11	11

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	5,920	5,192
4.000% due 04/01/2056 - 06/01/2056	74,960	70,617
4.500% due 05/01/2056	9,460	9,121
5.000% due 04/01/2056 - 05/01/2056	207,020	203,950

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/01/2056 - 06/01/2056	$88,950	$89,220
6.000% due 06/01/2056 - 07/01/2056	340,110	346,140
6.500% due 05/01/2056 - 06/01/2056	419,180	433,304

Total U.S. Government Agencies (Cost $1,746,887)		1,747,374

U.S. TREASURY OBLIGATIONS 4.2%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	4,100	2,642
2.250% due 08/15/2049 (m)	146	91
3.000% due 08/15/2048 (m)	473	348
3.000% due 02/15/2049 (k)(m)	17,298	12,639
3.125% due 05/15/2048 (m)	124	94
4.125% due 08/15/2053 (m)	100	88
4.625% due 02/15/2040 (k)	3,734	3,733
4.625% due 05/15/2044 (k)(m)	27,300	26,485
4.875% due 08/15/2045 (m)	672	669

U.S. Treasury Notes
2.375% due 05/15/2029 (k)(m)	2,075	1,987
3.875% due 07/31/2030 (k)(m)	21,600	21,567
4.250% due 08/15/2035 (m)	980	976

Total U.S. Treasury Obligations (Cost $85,672)		71,319

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%

Adjustable Rate Mortgage Trust
4.897% due 01/25/2036 ~	385	302

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	7	6
3.983% due 10/25/2046 •	30	15
4.779% due 11/25/2046 •	10,479	2,460
6.750% due 11/25/2046 þ	142	129

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	22	13

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	15	14

Banc of America Funding Trust
4.120% due 06/20/2037 ~	8	7
4.170% due 10/20/2036 •	4	3
4.210% due 04/20/2047 •	2	2
4.250% due 02/20/2047 •	261	248
4.598% due 09/20/2046 ~	287	262
4.694% due 02/20/2035 ~	6	5
6.000% due 08/25/2036	5	5

Banc of America Mortgage Trust
5.281% due 02/25/2034 ~	4	4
5.296% due 06/25/2035 ~	3	2
5.625% due 01/25/2035 ~	4	4
5.687% due 06/25/2034 ~	3	3

BCAP LLC Trust
4.153% due 03/25/2037 •	1,283	1,204

Bear Stearns ALT-A Trust
4.113% due 08/25/2036 •	266	241
4.113% due 01/25/2047 •	27	26
4.133% due 12/25/2046 •	3	3
4.293% due 01/25/2036 •	3	3
4.336% due 11/25/2035 ~	36	33
4.902% due 10/25/2035 ~	31	26
5.065% due 07/25/2035 ~	40	23
5.158% due 05/25/2035 ~	8	8

Bear Stearns ARM Trust
4.335% due 02/25/2036 ~	35	33
4.819% due 07/25/2034 ~	4	3
5.619% due 11/25/2034 ~	1	1
5.792% due 01/25/2033 ~	20	20
5.910% due 04/25/2033 ~	1	1
5.950% due 02/25/2036 •	2	2
6.375% due 08/25/2033 ~	1	1

Chase Mortgage Finance Trust
4.452% due 09/25/2036 ~	77	66
4.664% due 01/25/2036 ~	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ChaseFlex Trust
4.393% due 07/25/2037 •	$2,218	$1,968

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 05/25/2036 •	50	49

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •	10	9
4.373% due 04/25/2035 •	576	557
4.393% due 05/25/2035 •	27	24
4.433% due 03/25/2035 •	1	1
4.453% due 02/25/2035 •	4	4
4.787% due 11/25/2034 ~	7	7
5.750% due 05/25/2037	3	2
6.000% due 07/25/2036	232	107
6.000% due 01/25/2037	157	70
6.000% due 02/25/2037	154	65
6.148% due 02/20/2036 •	2	2
6.500% due 12/25/2037	358	128
6.582% due 10/20/2034 ~	8	8

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	18	17

Citigroup Mortgage Loan Trust, Inc.
4.113% due 01/25/2037 •	64	57
4.451% due 09/25/2037 ~	96	92
5.900% due 10/25/2035 •	7	6
6.050% due 03/25/2036 •	12	12
6.480% due 10/25/2035 •	6	6

CitiMortgage Alternative Loan Trust
4.393% due 04/25/2037 •	98	81
6.000% due 12/25/2036	30	27
6.000% due 06/25/2037	41	38

Countrywide Alternative Loan Trust
2.990% due 08/25/2035 ~	707	615
3.993% due 04/25/2047 •	853	850
4.003% due 04/25/2047 •	1,370	1,226
4.033% due 12/25/2046 •	4,749	4,351
4.093% due 06/25/2035 •	738	454
4.133% due 05/25/2047 •	139	127
4.170% due 09/20/2046 •	1,020	1,072
4.173% due 09/25/2046 •	37	37
4.193% due 05/25/2036 •	51	46
4.193% due 08/25/2037 •	8	5
4.210% due 03/20/2046 •	10	9
4.210% due 07/20/2046 •	5	4
4.210% due 09/20/2046 •	10	10
4.250% due 05/20/2046 •	3	2
4.293% due 11/25/2036 •	9,943	8,748
4.313% due 12/25/2035 •	4	4
4.343% due 05/25/2035 •	20	15
4.353% due 02/25/2037 •	216	181
4.390% due 11/20/2035 •	24	22
4.393% due 08/25/2035 •	141	132
4.430% due 12/20/2035 •	31	30
4.433% due 11/25/2035 •	165	154
4.859% due 12/25/2035 •	4	4
5.259% due 08/25/2035 •	13	12
5.339% due 01/25/2036 •	53	51
5.500% due 05/25/2035	79	62
5.500% due 06/25/2035	132	105
5.500% due 11/25/2035	58	31
5.750% due 03/25/2037	74	36
5.909% due 10/20/2035 •	4	3
6.000% due 12/25/2035	175	121
6.000% due 05/25/2036	32	15
6.000% due 08/25/2036 •	37	20
6.000% due 05/25/2037	108	43
6.250% due 08/25/2036	539	279
7.000% due 10/25/2037	70	22

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	158	121

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,240	162

CSMC Mortgage-Backed Trust
5.750% due 08/25/2036	7	6
5.750% due 03/25/2037	15	8
6.421% due 10/25/2037 ~	194	109

CSMC Trust
3.629% due 11/30/2037 ~	11,086	10,260
3.871% due 12/27/2037 ~	4,611	4,022

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.151% due 12/27/2060 ~		$2,819	$2,811
4.346% due 06/25/2050 ~		367	329

CSMC Trust Capital Certificates
4.093% due 01/27/2037 •		18	12

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.173% due 02/25/2037 •		3,890	3,432
4.293% due 02/25/2035 •		59	58
4.453% due 02/25/2036 •		93	93
5.293% due 10/25/2047 •		147	116

DSLA Mortgage Loan Trust
3.931% due 04/19/2047 •		482	405
3.981% due 10/19/2036 •		105	97
4.311% due 08/19/2045 •		3	2
4.611% due 09/19/2044 •		17	16

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •	GBP	1	1

First Horizon Alternative Mortgage Securities Trust
4.341% due 03/25/2035 ~		$1	0
4.965% due 06/25/2036 ~		189	150
5.389% due 12/25/2035 ~		14	10

First Horizon Mortgage Pass-Through Trust
4.643% due 10/25/2035 ~		39	35

GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •		101	95

GSMSC Pass-Through Trust
4.238% due 12/26/2036 •		57	42

GSR Mortgage Loan Trust
4.111% due 11/25/2035 ~		9	8
4.741% due 11/25/2035 ~		3	3
4.993% due 07/25/2035 ~		1	1
5.100% due 09/25/2035 ~		7	7
5.500% due 01/25/2037		3	9
5.880% due 04/25/2032 •		3	3
6.000% due 02/25/2036		217	76
6.000% due 07/25/2037		51	32

HarborView Mortgage Loan Trust
4.011% due 07/19/2047 •		114	111
4.131% due 12/19/2036 •		4	4
4.201% due 12/19/2036 •		224	188
4.231% due 05/19/2035 •		144	140
4.271% due 06/19/2035 •		706	699
4.271% due 12/19/2036 •		90	89
4.291% due 01/19/2036 •		409	262
4.316% due 06/19/2036 ~		54	27
4.470% due 06/20/2035 •		73	69
5.859% due 10/19/2035 •		264	121

HomeBanc Mortgage Trust
4.413% due 03/25/2035 •		85	70

Impac CMB Trust
4.433% due 03/25/2035 •		118	116

Impac Secured Assets CMN Owner Trust
6.212% due 07/25/2035 ~		11	10

Impac Secured Assets Trust
4.333% due 02/25/2037 •		9,485	8,663

IndyMac INDX Mortgage Loan Trust
4.026% due 06/25/2036 ~		89	79
4.093% due 06/25/2037 •		4	1
4.153% due 02/25/2037 •		57	52
4.159% due 05/25/2035 ~		136	92
4.173% due 09/25/2046 •		44	42
4.193% due 11/25/2046 •		392	382
4.213% due 05/25/2046 •		3,664	3,411
4.273% due 07/25/2035 •		109	103
4.313% due 06/25/2035 •		24	19
4.433% due 07/25/2045 •		2	2

JP Morgan Alternative Loan Trust
4.203% due 05/25/2036 ~		49	26
6.000% due 12/27/2036		50	23
6.500% due 03/25/2036		1,635	820

JP Morgan Chase Commercial Mortgage Securities Trust
5.170% due 12/15/2031 •		133	133

JP Morgan Mortgage Trust
3.934% due 10/25/2036 ~		22	15
3.942% due 07/27/2037 ~		40	37
4.198% due 10/25/2036 ~		3	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.650% due 04/25/2036 ~	$452	$398
5.094% due 08/25/2035 ~	14	12
5.182% due 04/25/2037 ~	3	2
5.533% due 07/25/2035 ~	36	35

Legacy Mortgage Asset Trust
5.750% due 04/25/2061 þ	2,797	2,804
5.750% due 07/25/2061 þ	4,489	4,493
5.892% due 10/25/2066 þ	2,596	2,599
6.250% due 07/25/2067 þ	2,160	2,163

Lehman Mortgage Trust
4.443% due 11/25/2036 •	402	178

Lehman XS Trust
4.193% due 03/25/2047 •	4,038	3,794
4.243% due 08/25/2046 •	507	534
4.293% due 08/25/2037 •	34	33
5.493% due 09/25/2047 •	37	34

Luminent Mortgage Trust
4.252% due 04/25/2036 ~	1,641	1,062
4.513% due 04/25/2036 •	22	20

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~	7	6
4.571% due 10/25/2033 ~	28	25
4.659% due 12/25/2046 •	9,432	7,946
5.598% due 11/21/2034 ~	106	105

MASTR Asset Securitization Trust
6.000% due 06/25/2036	74	39

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.647% due 08/15/2032 •	8	8

Merrill Lynch Alternative Note Asset Trust
4.013% due 03/25/2037 •	118	27
4.193% due 03/25/2037 •	1,836	425
4.213% due 04/25/2037 •	13,598	2,299
4.393% due 03/25/2037 •	75	17
6.000% due 03/25/2037	36	11

Merrill Lynch Mortgage Investors Trust
4.678% due 04/25/2035 ~	4	4
4.838% due 09/25/2035 ~	40	31
5.115% due 05/25/2036 ~	26	25
5.449% due 05/25/2033 ~	2	2
5.549% due 02/25/2033 •	5	5

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	24	23

Morgan Stanley Mortgage Loan Trust
3.468% due 07/25/2035 ~	51	46
5.634% due 06/25/2036 ~	2	2
6.000% due 08/25/2036	57	23
6.815% due 06/25/2036 þ	778	203

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	50	21

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	25	23

MortgageIT Trust
4.313% due 12/25/2035 •	84	84

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	512	497
2.750% due 11/25/2059 ~	682	655
3.500% due 12/25/2057 ~	372	362

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.983% due 06/25/2037 •	2,849	2,375
5.476% due 05/25/2035 þ	17	8
5.769% due 06/25/2036 ~	10,025	2,509

NovaStar Mortgage Funding Trust
0.427% due 09/25/2046 •	1,274	469

PHH Alternative Mortgage Trust
4.113% due 02/25/2037 •	103	76

RALI Trust
3.968% due 11/25/2037 ~	104	88
4.093% due 02/25/2037 •	44	40
4.093% due 02/25/2047 •	1,267	1,181
4.113% due 01/25/2037 •	789	723
4.133% due 01/25/2037 •	1,806	1,616
4.153% due 07/25/2036 •	194	61
4.153% due 09/25/2036 •	198	188
4.163% due 08/25/2036 •	80	74
4.173% due 07/25/2036 •	69	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.173% due 09/25/2036 •	$109	$103
4.293% due 08/25/2035 •	350	236
4.659% due 09/25/2046 •	5,621	4,716
4.788% due 10/25/2037 ~	184	147
5.000% due 09/25/2036	3	2
6.000% due 08/25/2036	9	8
6.000% due 01/25/2037	19	15
6.000% due 03/25/2037	75	63
6.398% due 09/25/2034 ~	28	28
6.500% due 08/25/2036	810	676

Residential Asset Securitization Trust
5.500% due 09/25/2035	73	30
6.000% due 03/25/2037	798	241

RFMSI Trust
5.384% due 04/25/2037 ~	89	76

Sequoia Mortgage Trust
3.538% due 09/20/2046 ~	47	31
4.350% due 07/20/2034 •	49	49

STARM Mortgage Loan Trust
6.341% due 01/25/2037 ~	28	16

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	28	27

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	7	7
3.906% due 11/25/2035 ~	29	27
4.093% due 08/25/2036 •	26	21
4.617% due 08/25/2035 ~	17	9
4.752% due 03/25/2036 ~	16	13
5.259% due 01/25/2035 •	2	2
6.093% due 12/25/2037 •	330	287

Structured Asset Mortgage Investments II Trust
3.913% due 08/25/2036 •	103	92
4.173% due 07/25/2046 •	34	28
4.213% due 04/25/2036 •	10	9
4.233% due 05/25/2046 •	9	3
4.253% due 02/25/2036 •	29	28
4.353% due 02/25/2036 •	2	2
4.491% due 02/19/2035 •	1	1
5.148% due 02/25/2036 •	8	7

Thornburg Mortgage Securities Trust
2.902% due 03/25/2044 ~	20	19
5.288% due 12/25/2044 ~	29	29
5.786% due 06/25/2047 •	82	79

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~	2,480	2,427
2.900% due 10/25/2059 ~	422	406
3.000% due 01/25/2058 ~	13	13
3.257% due 10/25/2057 ~	1,031	880
4.793% due 05/25/2058 •	16	16
4.793% due 10/25/2059 •	20	20

WaMu Mortgage Pass-Through Certificates Trust
3.412% due 01/25/2037 ~	36	31
3.829% due 12/25/2046 •	10	9
3.868% due 06/25/2037 ~	62	55
3.871% due 12/25/2046 •	9	8
3.996% due 02/25/2037 ~	13	11
4.127% due 02/25/2037 ~	94	89
4.136% due 12/25/2036 ~	20	19
4.285% due 06/25/2037 ~	194	175
4.333% due 12/25/2045 •	4,016	3,739
4.353% due 11/25/2045 •	3	3
4.373% due 10/25/2045 •	6	6
4.373% due 12/25/2045 •	191	177
4.483% due 10/25/2035 ~	10	9
4.559% due 03/25/2047 •	1,694	1,526
4.573% due 01/25/2045 •	296	287
4.593% due 12/25/2045 •	667	666
4.609% due 06/25/2047 •	1,399	1,210
4.641% due 12/25/2035 ~	91	86
4.669% due 07/25/2047 •	24	20
4.739% due 10/25/2046 •	270	241
4.859% due 02/25/2046 •	128	119
4.923% due 01/25/2035 ~	22	22
4.929% due 01/25/2046 •	837	758
4.953% due 11/25/2045 •	1,234	1,188
5.359% due 10/25/2046 •	417	401
5.359% due 11/25/2046 •	392	327
5.481% due 08/25/2035 ~	11	11

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.113% due 06/25/2033 ~	$9	$9

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ	610	158
3.953% due 09/25/2036 •	319	81
4.293% due 02/25/2036 •	295	253
4.609% due 02/25/2047 •	548	524
4.689% due 11/25/2046 •	47	43
4.709% due 10/25/2046 •	76	68
4.799% due 04/25/2046 •	36	33

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	58	51
6.578% due 07/25/2037 ~	2	2

Wells Fargo Mortgage-Backed Securities Trust
6.192% due 09/25/2036 ~	2	2
6.288% due 12/25/2036 ~	12	11

Total Non-Agency Mortgage-Backed Securities (Cost $143,122)		129,619

ASSET-BACKED SECURITIES 29.3%

AUTOMOBILE SEQUENTIAL 1.4%

FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,373	1,383

FHF Issuer Trust
5.690% due 02/15/2030	1,506	1,515
5.890% due 06/15/2030	512	515

FHF Trust
6.570% due 06/15/2028	841	844

Flagship Credit Auto Trust
5.640% due 03/15/2028	123	123

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	257	257

GLS Auto Select Receivables Trust
5.240% due 03/15/2030	205	206

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	10,400	10,554
5.490% due 06/25/2027	950	952

Lendbuzz Securitization Trust
7.500% due 12/15/2028	5,690	5,784

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	656	652

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	532	535

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	299	301

		23,621

CMBS OTHER 3.4%

MF1 LLC
5.130% due 02/18/2043 •	7,100	7,108
5.252% due 02/18/2040 •	11,200	11,172
5.410% due 03/19/2039 •	1,000	1,000

MF1 Ltd.
5.244% due 10/16/2036 •	12,800	12,799
5.427% due 02/19/2037 •	12,500	12,524
5.544% due 10/16/2036 •	12,800	12,815

		57,418

HOME EQUITY OTHER 16.5%

Aames Mortgage Investment Trust
5.818% due 01/25/2035 •	3	3

ABFC Trust
4.528% due 03/25/2035 •	4,108	3,984

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •	72	72

ACE Securities Corp. Home Equity Loan Trust
4.073% due 07/25/2036 •	1,669	1,619
4.113% due 03/25/2037 •	27,214	11,595
4.233% due 11/25/2036 •	3,409	1,393
4.273% due 06/25/2036 •	1,507	1,120
4.273% due 12/25/2036 •	278	148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.408% due 12/25/2035 •	$783	$753
4.738% due 05/25/2035 •	4,760	4,464

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.498% due 10/25/2035 •	588	573

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.433% due 11/25/2034 •	847	810
4.663% due 11/25/2035 •	1,300	1,258
4.768% due 07/25/2035 •	2,000	1,950
4.918% due 11/25/2034 •	84	83

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	45	41

Argent Securities Trust
3.903% due 09/25/2036 •	65	21
4.093% due 07/25/2036 •	392	359
4.153% due 04/25/2036 •	15,447	4,709
4.173% due 03/25/2036 •	694	652
4.273% due 06/25/2036 •	8,386	2,232

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.666% due 01/25/2034 •	162	156

Asset-Backed Securities Corp. Home Equity Loan Trust
4.603% due 06/25/2034 •	470	496
4.888% due 02/25/2035 •	7	7

Bear Stearns Asset-Backed Securities I Trust
4.113% due 08/25/2036 •	585	572
4.493% due 05/25/2037 •	13,644	11,852
4.843% due 08/25/2037 •	330	301
5.668% due 12/25/2034 •	3,518	3,560

Bear Stearns Asset-Backed Securities Trust
4.768% due 02/25/2034 •	979	1,009
4.993% due 08/25/2034 •	166	166

Carrington Mortgage Loan Trust
4.053% due 02/25/2037 •	233	225
4.543% due 10/25/2035 •	868	861

Centex Home Equity Loan Trust
4.438% due 03/25/2034 •	134	132

Chase Funding Trust
4.433% due 08/25/2032 •	8	8

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	4,815	4,884

Citigroup Mortgage Loan Trust, Inc.
3.983% due 05/25/2037 •	1,270	862
3.993% due 05/25/2037 •	1,980	1,356
4.093% due 12/25/2036 •	278	103
4.113% due 09/25/2036 •	30	23
4.153% due 01/25/2037 •	3,698	2,760
4.273% due 08/25/2036 •	3,282	3,111
4.313% due 03/25/2036 •	642	594
4.393% due 10/25/2036 •	82	48
4.693% due 09/25/2035 •	4,930	4,804

Countrywide Asset-Backed Certificates
4.073% due 03/25/2037 •	1,547	1,453
4.193% due 02/25/2037 •	76	73
4.273% due 04/25/2037 •	167	151

Countrywide Asset-Backed Certificates Trust
3.993% due 06/25/2047 •	54	49
4.043% due 06/25/2047 •	1,410	1,379
4.073% due 06/25/2035 •	68	63
4.073% due 03/25/2037 •	52	51
4.073% due 07/25/2037 •	205	190
4.073% due 12/25/2046 •	1,486	1,398
4.073% due 04/25/2047 •	34	34
4.083% due 10/25/2047 •	7,600	6,717
4.153% due 11/25/2047 •	25	24
4.213% due 05/25/2047 •	81	78
4.233% due 09/25/2037 •	85	92
4.253% due 05/25/2037 •	1,450	1,427
4.333% due 03/25/2036 •	200	184
4.378% due 05/25/2036 •	1,814	1,781
4.533% due 08/25/2047 •	133	131
4.753% due 02/25/2036 •	936	921
4.828% due 12/25/2035 •	131	129
5.743% due 08/25/2035 •	3,000	2,862
6.867% due 09/25/2046 þ	1,765	1,281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Partnership Trust
4.693% due 02/25/2035 •	$788	$788

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	1,692	1,663

EMC Mortgage Loan Trust
5.093% due 02/25/2041 •	3	3

Fieldstone Mortgage Investment Trust
4.173% due 05/25/2036 •	82	63
4.333% due 05/25/2036 •	1,884	1,423

Fremont Home Loan Trust
3.953% due 08/25/2036 •	9,387	2,895
4.063% due 10/25/2036 •	343	318
4.073% due 11/25/2036 •	2,135	1,271
4.093% due 10/25/2036 •	680	268
4.133% due 02/25/2037 •	4,380	1,301
4.528% due 01/25/2035 •	8	7
4.843% due 11/25/2034 •	729	709

GE-WMC Asset-Backed Pass-Through Certificates
4.433% due 12/25/2035 •	5,809	5,686

GSAA Home Equity Trust
3.812% due 03/25/2036 ~	153	18
3.893% due 05/25/2037 •	167	59
3.933% due 03/25/2036 •	128	41
4.033% due 06/25/2036 •	55	10
4.193% due 03/25/2037 •	1,280	346
4.433% due 04/25/2047 •	239	103
6.795% due 06/25/2036 þ	232	50

GSAA Trust
4.858% due 06/25/2035 •	26	26
5.995% due 03/25/2046 ~	1,175	398

GSAMP Trust
3.883% due 01/25/2037 •	915	563
3.893% due 12/25/2046 •	122	61
3.973% due 11/25/2035 •	1	0
3.993% due 12/25/2046 •	89	44
4.053% due 12/25/2046 •	4,658	2,464
4.073% due 12/25/2036 •	2,132	1,138
4.093% due 09/25/2036 •	3,553	1,220
4.093% due 12/25/2046 •	442	220
4.133% due 12/25/2036 •	251	124
4.193% due 01/25/2047 •	1,351	683
4.253% due 01/25/2037 •	3,394	3,018
4.293% due 05/25/2046 •	302	294
5.593% due 06/25/2035 •	158	154

Home Equity Asset Trust
4.468% due 02/25/2036 •	105	104

Home Equity Loan Trust
4.023% due 04/25/2037 •	2,828	2,767
4.133% due 04/25/2037 •	314	282

HSI Asset Securitization Corp. Trust
3.993% due 07/25/2036 •	104	44
4.013% due 12/25/2036 •	754	181
4.153% due 04/25/2037 •	689	448
4.273% due 11/25/2035 •	375	357

IXIS Real Estate Capital Trust
4.193% due 03/25/2036 •	159	83
4.253% due 01/25/2037 •	10,751	3,460

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •	53	25
4.213% due 10/25/2036 •	21	21
4.393% due 07/25/2036 •	1,874	1,837

Long Beach Mortgage Loan Trust
4.093% due 05/25/2036 •	45	24
4.113% due 12/25/2036 •	319	218
4.133% due 12/25/2036 •	246	84
4.233% due 02/25/2036 •	174	173
4.313% due 08/25/2045 •	15	15
4.333% due 05/25/2046 •	308	91
4.393% due 01/25/2036 •	6,077	5,572
4.708% due 08/25/2035 •	5,466	5,082
4.768% due 04/25/2035 •	3	3

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •	7,721	3,684
3.893% due 01/25/2037 •	1,145	316
4.013% due 11/25/2036 •	460	131
4.213% due 05/25/2037 •	798	780
4.273% due 03/25/2036 •	34	20

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.543% due 10/25/2035 •	$6,286	$6,256
6.493% due 07/25/2034 •	134	127

MASTR Specialized Loan Trust
4.918% due 11/25/2035 •	398	384

Merrill Lynch Mortgage Investors Trust
4.013% due 07/25/2037 •	337	127
4.013% due 08/25/2037 •	2,172	1,061
4.273% due 03/25/2037 •	59,464	14,371
4.293% due 07/25/2037 •	175	36
4.313% due 02/25/2037 •	611	169

Morgan Stanley ABS Capital I, Inc. Trust
3.873% due 11/25/2036 •	337	198
3.883% due 01/25/2037 •	250	115
3.903% due 12/25/2036 •	5,877	2,955
3.903% due 03/25/2037 •	507	205
3.923% due 10/25/2036 •	16	15
3.923% due 01/25/2037 •	197	90
3.923% due 02/25/2037 •	2,348	1,688
3.928% due 11/25/2036 •	330	209
3.973% due 03/25/2037 •	813	329
4.003% due 01/25/2037 •	180	83
4.008% due 03/25/2037 •	2,521	941
4.023% due 10/25/2036 •	518	270
4.023% due 11/25/2036 •	1,359	802
4.073% due 08/25/2036 •	332	165
4.113% due 09/25/2036 •	551	231
4.153% due 02/25/2037 •	14,872	4,649
4.293% due 04/25/2036 •	1,718	1,670
4.498% due 12/25/2034 •	17	17
4.648% due 03/25/2034 •	483	501
4.723% due 07/25/2035 •	283	279
7.593% due 02/25/2047 •	75	62

Morgan Stanley Dean Witter Capital I, Inc. Trust
4.773% due 02/25/2033 •	17	17

Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •	874	416

Morgan Stanley Mortgage Loan Trust
3.973% due 12/25/2036 •	3,307	1,111
4.133% due 11/25/2036 •	27	7

Nationstar Home Equity Loan Trust
4.333% due 09/25/2036 •	4,471	4,431

New Century Home Equity Loan Trust
4.573% due 03/25/2035 •	299	299

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •	135	24
6.532% due 10/25/2036 þ	167	28

NovaStar Mortgage Funding Trust
3.993% due 09/25/2037 •	167	166
4.113% due 10/25/2036 •	183	84

Option One Mortgage Loan Trust
3.893% due 07/25/2036 •	3,414	1,577
3.923% due 07/25/2037 •	4,698	3,047
3.933% due 03/25/2037 •	1,515	1,403
4.013% due 04/25/2037 •	460	332
4.013% due 05/25/2037 •	349	212
4.073% due 01/25/2037 •	3,935	2,290
4.333% due 01/25/2036 •	1,322	1,263
4.573% due 02/25/2035 •	159	153

Ownit Mortgage Loan Trust
4.618% due 08/25/2036 •	9,367	8,601
4.693% due 10/25/2036 •	20	20

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.843% due 10/25/2034 •	10	10
5.518% due 02/25/2035 •	7,592	7,114
5.593% due 12/25/2034 •	11	11
5.668% due 12/25/2034 •	4,101	3,943

Popular ABS Mortgage Pass-Through Trust
4.288% due 07/25/2036 •	191	183
4.663% due 02/25/2036 •	2,821	2,724

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	156	61
5.586% due 11/25/2036 þ	2,157	653
5.612% due 04/25/2037 þ	368	89

Residential Asset Mortgage Products Trust
4.233% due 12/25/2035 •	12	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corporation Trust
4.063% due 08/25/2036 •	$169	$168
4.373% due 06/25/2033 •	36	35
4.453% due 12/25/2035 •	2,144	2,128
4.678% due 12/25/2035 •	17,408	16,223
5.038% due 02/25/2035 •	4,966	4,882

Saxon Asset Securities Trust
4.243% due 09/25/2036 •	8,365	7,241

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •	707	268
4.438% due 10/25/2035 •	1,823	1,516
4.513% due 10/25/2035 •	1,317	1,177

SG Mortgage Securities Trust
4.073% due 10/25/2036 •	81	76
4.678% due 10/25/2035 •	5,879	5,000

Soundview Home Loan Trust
3.873% due 06/25/2037 •	44	29
3.963% due 07/25/2037 •	175	158
3.963% due 08/25/2037 •	591	524
3.993% due 06/25/2037 •	679	470
4.153% due 02/25/2037 •	2,015	533
4.258% due 02/25/2036 •	619	588
4.313% due 02/25/2037 •	116	31
4.693% due 10/25/2037 •	3,386	2,687
5.093% due 10/25/2037 •	968	765

Structured Asset Investment Loan Trust
3.973% due 09/25/2036 •	5,707	3,521
4.053% due 07/25/2036 •	22	16
4.413% due 01/25/2036 •	50	48
4.573% due 02/25/2035 •	297	295
4.723% due 06/25/2035 •	162	158
4.743% due 08/25/2033 •	92	91
6.943% due 08/25/2033 •	120	110

Structured Asset Securities Corp. Mortgage Loan Trust
3.953% due 03/25/2036 •	6	6
4.103% due 08/25/2046 •	2,490	2,336
4.213% due 02/25/2037 •	193	190

WaMu Asset-Backed Certificates Trust
4.018% due 05/25/2037 •	77	73
4.033% due 05/25/2037 •	343	311

Washington Mutual Asset-Backed Certificates Trust
3.913% due 11/25/2036 •	675	212
4.103% due 08/25/2036 •	1,412	1,344

Wells Fargo Home Equity Asset-Backed Securities Trust
4.543% due 12/25/2035 •	94	94

		281,017

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •	30	8

		8

WHOLE LOAN COLLATERAL 2.5%

Bear Stearns Asset-Backed Securities Trust
5.833% due 10/25/2036 ~	2	2

Citigroup Mortgage Loan Trust, Inc.
4.213% due 08/25/2036 •	2,279	2,268
7.250% due 05/25/2036 þ	299	146

First Franklin Mortgage Loan Trust
3.898% due 10/25/2036 •	9,939	9,300
3.953% due 11/25/2036 •	3	3
4.103% due 09/25/2036 •	5,424	5,120
4.273% due 04/25/2036 •	2,757	2,573
4.293% due 06/25/2036 •	3,500	3,292
4.513% due 11/25/2035 •	277	263

GSRPM Mortgage Loan Trust
5.143% due 03/25/2035 •	884	1,001

Lehman XS Trust
4.113% due 05/25/2036 •	51	46

RAAC Trust
4.498% due 02/25/2036 •	4,989	4,868

Residential Asset Mortgage Products Trust
4.393% due 03/25/2036 •	60	60
5.043% due 10/25/2034 •	826	788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.518% due 08/25/2034 •		$2,007	$2,024

Securitized Asset-Backed Receivables LLC Trust
3.893% due 10/25/2036 •		22,080	7,230
3.953% due 08/25/2036 •		2,037	657
4.133% due 08/25/2036 •		16	5
4.453% due 08/25/2035 •		26	20
4.753% due 01/25/2036 •		171	161
4.843% due 03/25/2035 •		28	28

Specialty Underwriting & Residential Finance Trust
3.933% due 11/25/2037 •		2,028	1,099
4.093% due 06/25/2037 •		34	21
4.093% due 09/25/2037 •		237	165
4.393% due 12/25/2036 •		131	128
4.493% due 04/25/2037 •		2,476	1,837

			43,105

OTHER ABS 5.5%

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,142	1,107

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		500	479

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		600	573

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		500	478

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		700	668

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		363	360

Ascent Education Funding Trust
6.140% due 10/25/2050		623	636

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •		2,500	2,500

BHG Securitization Trust
5.260% due 04/17/2036		2,428	2,443

Black Diamond CLO DAC
2.964% due 05/15/2032 •	EUR	1,782	2,062

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$1,420	1,421

Cairn CLO VII DAC
2.696% due 01/31/2030 •	EUR	335	388

Carlyle Euro CLO DAC
2.874% due 08/15/2032 •		2,765	3,199

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$600	582

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		5,000	5,015

Invesco Euro CLO I DAC
2.666% due 07/15/2031 •	EUR	417	482

KKR CLO 21 Ltd.
5.334% due 04/15/2031 •		$3,850	3,857

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •	EUR	150	174

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$4	4

Navient Private Education Refi Loan Trust
3.480% due 04/15/2060		2,685	2,506

Nelnet Student Loan Trust
5.873% due 02/20/2041 •		604	617
6.640% due 02/20/2041		551	570

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	2,500	2,888

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		$2,200	2,201

OZLM XXIV Ltd.
5.379% due 07/20/2032 •		6,650	6,658
5.629% due 07/20/2032 •		4,050	4,058

Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,099	5,103
5.628% due 07/15/2032		5,235	5,246

Pagaya AI Debt Trust
5.373% due 01/17/2033		1,529	1,537

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.258% due 10/15/2031		$494	$494
7.573% due 08/15/2031		1,590	1,591

Pikes Peak CLO 2
4.888% due 10/11/2034 •		3,400	3,405

Reach ABS Trust
5.340% due 08/16/2032		1,000	1,008

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		500	476

Sculptor European CLO VI DAC
3.066% due 10/15/2034 •	EUR	11,010	12,735

SLM Student Loan Trust
2.430% due 10/25/2039 •		548	591

SMB Private Education Loan Trust
1.310% due 07/17/2051		$3,134	2,967
4.550% due 02/16/2055		7,949	7,750
5.222% due 11/15/2052 •		829	838

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		336	325

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		2,700	2,699

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •		1,900	1,902

			94,593

Total Asset-Backed Securities (Cost $546,677)			499,762

SOVEREIGN ISSUES 11.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	365,000	384
5.800% due 10/01/2029		1,255,000	1,380

Colombia Government International Bonds
5.000% due 06/15/2045		$2,900	2,088
8.375% due 11/07/2054 (i)		2,800	2,899

Colombia TES
2.250% due 04/18/2029 (f)	COP	1,864,246	441
6.500% due 01/22/2031 (f)		2,831,222	739
7.250% due 10/18/2034		11,416,200	2,188
11.000% due 08/22/2029		75,032,100	18,918
11.750% due 01/24/2035		70,718,300	17,534
12.750% due 11/28/2040		18,911,500	5,013
13.250% due 02/09/2033		16,370,100	4,389

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	372,000	800

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$11,200	11,273

Ecuador Government International Bonds
0.000% due 07/31/2030 (d)		2,790	2,339

Egypt Government Bonds
19.698% due 10/14/2030	EGP	125,400	2,259

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
21.954% due 03/04/2028	EGP	169,400	$3,034

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	3,600	3,594

Peru Government Bonds
6.150% due 08/12/2032	PEN	7,200	2,164
6.850% due 08/12/2035		6,200	1,819
7.300% due 08/12/2033		42,500	13,382

Peru Government International Bonds
5.400% due 08/12/2034		41,300	11,276
6.150% due 08/12/2032		153,400	46,100
6.950% due 08/12/2031		4,641	1,446

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	352,430	16,742
7.000% due 02/28/2031		67,990	3,765
8.000% due 01/31/2030		73,400	4,291
8.250% due 03/31/2032		33,700	1,945
8.500% due 01/31/2037		44,000	2,430
8.875% due 02/28/2035		195,600	11,361

Romania Government International Bonds
6.750% due 07/11/2039	EUR	4,700	5,433

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	800	18
39.740% (BISTREFI) due 08/19/2026 ~		700	16
39.740% (BISTREFI) due 05/17/2028 ~		104,700	2,348

Total Sovereign Issues (Cost $194,922)			203,808

SHORT-TERM INSTRUMENTS 38.4%

COMMERCIAL PAPER 1.6%

Global Payments, Inc.
4.230% due 04/02/2026		$2,500	2,500

Keurig Dr. Pepper, Inc.
4.300% due 04/08/2026		12,000	11,989
4.300% due 04/13/2026		1,100	1,098
4.300% due 04/24/2026		1,700	1,695

Phillips 66
4.360% due 05/01/2026		9,400	9,367

			26,649

REPURCHASE AGREEMENTS (h) 27.6%
			470,500

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	2,000	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.3%
26.761% due 06/26/2026 - 01/28/2027 (c)(d)	NGN	7,108,113	$4,722

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	13,600	794

TURKEY TREASURY BILLS 0.1%
38.692% due 04/07/2026 (c)(d)	TRY	61,000	1,362

U.S. TREASURY BILLS 8.8%
3.672% due 04/02/2026 - 07/21/2026 (c)(d)(k)(m)		$150,814	149,481

Total Short-Term Instruments (Cost $653,215)			653,540

Total Investments in Securities (Cost $3,462,562)			3,402,442

		SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short Asset Portfolio		2,711,114	26,609

PIMCO Short-Term Floating NAV Portfolio III		4,187	41

Total Short-Term Instruments (Cost $26,672)			26,650

Total Investments in Affiliates (Cost $26,672)			26,650

Total Investments 201.1% (Cost $3,489,234)			$3,429,092

Financial Derivative Instruments (j)(l) 3.6% (Cost or Premiums, net $52,467)			61,411

Other Assets and Liabilities, net (104.7)%			(1,785,021)

Net Assets 100.0%			$1,705,482

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$145,400	U.S. Treasury Notes 4.125% due 03/31/2029	$(148,317)	$145,400	$145,400
	3.690	03/13/2026	04/07/2026	75,000	U.S. Treasury Notes 0.375% due 09/30/2027	(76,415)	75,000	75,146
	3.690	03/23/2026	04/13/2026	70,000	U.S. Treasury Notes 1.375% due 10/31/2028	(71,709)	70,000	70,064
	3.710	03/31/2026	04/01/2026	155,500	U.S. Treasury Notes 3.875% - 4.125% due 03/31/2029 - 07/31/2030	(158,823)	155,500	155,516
SAL	3.620	03/31/2026	04/01/2026	8,900	U.S. Treasury Notes 3.875% due 07/31/2027	(9,087)	8,900	8,901
	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100
	3.720	03/31/2026	04/01/2026	15,600	U.S. Treasury Bills 0.000% due 04/28/2026	(15,919)	15,600	15,602

Total Repurchase Agreements						$(480,372)	$470,500	$470,729

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	3.250%	03/20/2026	05/01/2026		$(1,062)	$(1,063)
MYI	3.100	01/13/2026	TBD	(3)	(2,997)	(3,017)

Total Reverse Repurchase Agreements						$(4,080)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.8)%
Government National Mortgage Association, TBA	3.000%	05/01/2056	$64,500	$(57,155)	$(57,542)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	42,090	(33,718)	(33,894)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	56,020	(46,917)	(47,085)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	67,960	(61,950)	(62,168)

Total Short Sales (11.8)%				$(199,740)	$(200,689)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$(242)	$(242)
BOS	446,126	0	0	446,126	(455,264)	(9,138)
BRC	0	(1,063)	0	(1,063)	1,103	40
MYI	0	(3,017)	0	(3,017)	2,900	(117)
SAL	24,603	0	0	24,603	(25,108)	(505)

Total Borrowings and Other Financing Transactions	$470,729	$(4,080)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,063)	$0	$(1,063)
Sovereign Issues	0	0	0	(3,017)	(3,017)

Total Borrowings	$0	$0	$(1,063)	$(3,017)	$(4,080)

Payable for reverse repurchase agreements					$(4,080)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

(i)	Securities with an aggregate market value of $4,003 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(19,951) at a weighted average interest rate of 3.999%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$	45.000	12/15/2026	219	$	219	$95	$16

Total Purchased Options							$95	$16

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	76	$13,265	$(30)	$14	$0
3-Month SONIA March Futures	06/2027	527	166,781	244	218	0
30-Day Federal Fund May Futures	05/2026	190	76,287	(305)	0	0
Australia Government 10-Year Bond June Futures	06/2026	324	24,088	(144)	227	0
California Carbon Allowance Vintage December Futures	12/2026	235	6,784	(1,058)	0	(61)
Euro-Bund June Futures	06/2026	822	119,134	(2,976)	865	0
Euro-Buxl 30-Year Bond June Futures	06/2026	1	127	(2)	2	0
U.S. Treasury 2-Year Note June Futures	06/2026	83	17,218	(59)	6	0
U.S. Treasury 5-Year Note June Futures	06/2026	5,159	558,099	(6,339)	726	0
U.S. Treasury 10-Year Note June Futures	06/2026	865	96,056	(1,740)	203	0
U.S. Treasury Long-Term Bond June Futures	06/2026	273	31,088	(1,018)	102	0

				$(13,427)	$2,363	$(61)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	20	$(5,616)	$37	$0	$(7)
3-Month SOFR Active Contract March Futures	06/2027	23	(5,542)	26	0	(2)
Australia Government 3-Year Bond June Futures	06/2026	39	(2,789)	8	0	(13)
Euro-Oat June Futures	06/2026	855	(117,296)	3,719	0	(1,087)
Japan Government 10-Year Bond June Futures	06/2026	93	(76,361)	915	18	(164)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	892	(101,256)	2,313	0	(265)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	449	(52,337)	587	0	(98)

				$7,605	$18	$(1,636)

Total Futures Contracts				$(5,822)	$2,381	$(1,697)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%	$	5,700	$74	$(45)	$29	$1	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.123	EUR	3,100	(61)	39	(22)	3	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970	$	200	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.0531		5,100	34	(21)	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		500	6	(2)	4	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,600	9	(6)	3	0	0

							$61	$(34)	$27	$4	$0

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	143,990	$(2,389)	$(237)	$(2,626)	$0	$(256)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		691,070	(10,517)	(1,642)	(12,159)	0	(1,497)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	1,680	(27)	0	(27)	0	(2)

						$(12,933)	$(1,879)	$(14,812)	$0	$(1,755)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	160,400	$(706)	$(3,472)	$(4,178)	$498	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	6	2	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	31	29	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		20,200	(593)	(270)	(863)	84	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		38,400	(510)	(1,500)	(2,010)	153	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		10,250	484	152	636	0	(51)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	5,389,200	(367)	(420)	(787)	118	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		1,310,000	17	(1,612)	(1,595)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,980,000	(57)	(1,854)	(1,911)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	137,320	(316)	330	14	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		119,600	0	203	203	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		480	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	446	1,535	0	(62)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		380,790	(1,540)	425	(1,115)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	1,010	1,010	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	(25)	(31)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	1,725	2,995	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		24,830	(345)	217	(128)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	7,262	8,064	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		154,870	(2,829)	1,897	(932)	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(303)	585	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(240)	(151)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		32,290	(505)	444	(61)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,910	(315)	285	(30)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		30,740	19	25	44	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		29,400	(137)	176	39	34	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		29,200	(140)	139	(1)	34	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		11,940	206	(31)	175	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	(969)	6,737	0	(144)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(79)	(95)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	843	365	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	16	13	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,700	(5)	22	17	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,400	(4)	8	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		800	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,100	(3)	10	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,500	(4)	14	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,500	(4)	15	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,900	(5)	29	24	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		2,900	(8)	67	59	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	20	18	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,700	(5)	42	37	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		1,300	(5)	(14)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		750	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,400	(5)	(5)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		600	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,800	(6)	(2)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,500	(5)	(5)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,500	(4)	(6)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,200	(6)	(21)	(27)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,600	(8)	(14)	(22)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,800	(5)	(4)	(9)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,600	(13)	(11)	(24)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		205,880	474	1,293	1,767	0	(190)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		37,220	189	(526)	(337)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		2,300	(5)	27	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		2,200	(5)	21	16	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		7,890	133	(42)	91	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/16/2036	$	39,400	$(266)	$741	$475	$0	$(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	619	1,337	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040		8,000	360	166	526	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	969	1,350	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	349	1,273	1,622	56	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		15,650	0	(278)	(278)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		16,280	0	(270)	(270)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	4,970	6,394	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	3,412	2,854	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		60,710	900	5,839	6,739	213	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		34,600	(4,593)	(929)	(5,522)	0	(123)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		50,570	(4,335)	(1,297)	(5,632)	0	(189)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		19,830	508	839	1,347	74	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,700	(232)	91	(141)	0	(22)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		4,070	(30)	(1)	(31)	0	(17)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	9,400	0	(17)	(17)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		81,800	0	(147)	(147)	0	(6)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		27,000	0	(33)	(33)	7	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		44,600	0	(147)	(147)	52	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		133,200	0	(394)	(394)	155	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		187,200	0	(475)	(475)	217	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		65,600	(1)	(305)	(306)	0	(35)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		5,200	0	(23)	(23)	0	(2)
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		33,400	0	(116)	(116)	45	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	27,200	204	(337)	(133)	270	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	29,131,550	0	726	726	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		26,553,750	0	591	591	0	(5)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	8,200	1	34	35	8	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,300	0	6	6	1	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	3	3	1	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		330	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		500	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	(1,316)	(1,282)	457	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		22,800	434	(1,028)	(594)	199	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	408,000	0	6	6	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		335,000	0	5	5	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,500	(1)	(5)	(6)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		45,640	(1)	(13)	(14)	0	(3)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		7,200	0	(3)	(3)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	(1)	(1)	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		1,570	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		2,500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,300	(3)	9	6	0	(5)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,500	(5)	25	20	0	(9)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		5,400	23	(131)	(108)	24	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		800	(1)	(18)	(19)	4	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(14)	(17)	0	(4)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(15)	(18)	0	(4)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(10)	(14)	0	(6)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(6)	(9)	0	(6)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	6	3	0	(7)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	8	6	0	(5)
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	11	8	0	(7)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	5	4	0	(3)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	18	16	0	(6)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	25	22	0	(8)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	50	48	0	(7)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(48)	(50)	7	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(75)	(78)	8	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	58	55	0	(8)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(67)	(70)	10	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(43)	(45)	7	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	(35)	(38)	8	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	(40)	(42)	7	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(24)	(26)	5	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		900	(3)	31	28	0	(7)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,000	(4)	34	30	0	(8)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		800	(3)	25	22	0	(6)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		900	(3)	37	34	0	(7)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		89,510	(2,428)	(828)	(3,256)	791	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		59,930	1,437	73	1,510	0	(669)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	CAONREPO	3.000%	Semi-Annual	09/16/2036	CAD	10,600	$(199)	$10	$(189)	$21	$0
Receive	CPURNSA	2.503	Maturity	03/25/2030	$	990	0	2	2	0	(1)
Receive	CPURNSA	2.523	Maturity	03/27/2030		38,600	0	50	50	0	(24)
Receive	CPURNSA	2.515	Maturity	10/29/2030		20,500	0	15	15	0	(12)
Receive	CPURNSA	2.480	Maturity	10/29/2035		68,240	0	(329)	(329)	0	(12)
Receive	CPURNSA	2.423	Maturity	07/20/2052		700	10	(13)	(3)	1	0
Receive	CPURNSA	2.424	Maturity	10/30/2055		1,700	0	(30)	(30)	2	0

							$(1,551)	$17,702	$16,151	$4,033	$(2,501)

Total Swap Agreements							$(14,423)	$15,789	$1,366	$4,037	$(4,256)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$16	$2,381	$4,037	$6,434	$0	$(1,697)	$(4,256)	$(5,953)

(k)

Securities with an aggregate market value of $49,370 and cash of $43,530 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	17,952	$13,106	$200	$0
	04/2026	SGD	175	138	2	0

BOA	04/2026	BRL	32,116	6,156	0	(45)
	04/2026	CLP	6,386,093	7,071	175	0
	04/2026	CNH	4,924	714	0	(1)
	04/2026	COP	5,896,704	1,536	0	(68)
	04/2026	IDR	25,900,741	1,530	4	0
	04/2026	INR	242,099	2,578	22	0
	04/2026	JPY	342	2	0	0
	04/2026	KRW	2,801,069	1,899	38	0
	04/2026	PHP	14,322	240	4	0
	04/2026	PLN	3,979	1,076	4	0
	04/2026	SGD	2,468	1,931	11	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	THB	1,008		$32	$2	$0
	04/2026	TWD	48,836		1,530	5	0
	04/2026		$6,153	BRL	32,116	47	0
	04/2026		6,981	CLP	6,308,227	0	(169)
	04/2026		260	CNH	1,792	0	0
	04/2026		4,027	COP	14,834,350	6	0
	04/2026		1,251	CZK	26,423	1	(8)
	04/2026		1,552	EUR	1,338	0	(6)
	04/2026		495	HUF	168,267	10	0
	04/2026		4,107	INR	382,755	3	(48)
	04/2026		2,294	JPY	366,090	12	0
	04/2026		559	MXN	10,246	12	0
	04/2026		6,047	PLN	22,169	1	(76)
	04/2026		721	ZAR	12,403	11	0
	05/2026	JPY	364,987		$2,295	0	(12)
	06/2026	CAD	1,000		730	9	0
	06/2026	ILS	9,479		3,068	47	0
	06/2026	MXN	25,634		1,430	9	0
	06/2026	PEN	46,124		13,655	451	0
	06/2026	PHP	18,120		300	2	0
	06/2026	SGD	381		300	2	0
	06/2026		$749	BRL	3,972	8	0
	06/2026		765	ILS	2,388	0	(4)
	06/2026		382	MXN	6,938	3	0
	06/2026		177	NOK	1,700	0	(2)
	06/2026		141	PEN	486	0	(2)
	09/2026	COP	14,218,359		$3,721	0	(7)
	01/2027	PEN	38,586		11,328	400	0

BPS	04/2026	BRL	249,250		47,450	0	(669)
	04/2026	CLP	5,465,879		5,988	86	0
	04/2026	CNH	1,726		251	0	0
	04/2026	COP	7,061,357		1,843	0	(77)
	04/2026	GBP	1,989		2,638	5	0
	04/2026	ILS	9,146		2,962	53	0
	04/2026	INR	99,456		1,053	0	(4)
	04/2026	KRW	3,065,157		2,050	14	(2)
	04/2026	PLN	7,472		2,038	28	(3)
	04/2026	SEK	2,860		309	7	0
	04/2026	THB	183,493		5,676	108	(3)
	04/2026	TWD	40,886		1,275	0	(2)
	04/2026		$6,895	AUD	9,798	0	(135)
	04/2026		45,276	BRL	249,250	2,843	0
	04/2026		355	COP	1,318,509	1	0
	04/2026		8,887	IDR	150,378,341	1	(29)
	04/2026		1,927	ILS	6,104	15	0
	04/2026		1,536	INR	143,141	0	(22)
	04/2026		1,429	JPY	227,900	7	0
	04/2026		1,048	KRW	1,565,649	2	(9)
	04/2026		3,306	PHP	196,405	0	(67)
	04/2026		2,514	PLN	9,068	0	(72)
	04/2026		2,744	THB	87,011	0	(104)
	04/2026		5,090	TWD	162,734	1	(12)
	04/2026	ZAR	22,348		$1,320	1	0
	05/2026	ILS	6,097		1,927	0	(15)
	05/2026	INR	380,790		4,025	0	(17)
	05/2026	TWD	87,389		2,712	0	(12)
	05/2026		$1,570	BRL	8,241	11	0
	05/2026		2,014	IDR	34,287,542	5	0
	05/2026		402	THB	13,197	0	(1)
	06/2026	COP	176		$0	0	0
	06/2026	IDR	5,571,632		331	3	0
	06/2026		$20,165	BRL	107,729	360	0
	06/2026		5,785	CLP	5,283,492	0	(77)
	06/2026		5,580	IDR	93,925,419	0	(58)
	08/2026		2,779	ZAR	46,138	0	(82)

BRC	04/2026	CAD	24		$17	0	0
	04/2026	HKD	4,581		585	1	0
	04/2026	IDR	9,731,704		572	0	0
	04/2026	INR	12,781		135	0	0
	04/2026	MYR	870		220	5	0
	04/2026	PLN	3,332		926	28	0

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	41,584		$4,583	$190	$0
	04/2026	TRY	653,819		14,382	0	(140)
	04/2026	TWD	50,761		1,583	0	(3)
	04/2026		$580	IDR	9,731,704	0	(7)
	04/2026		140	INR	12,781	0	(5)
	04/2026		544	MYR	2,148	0	(13)
	04/2026		162	NOK	1,548	0	(2)
	04/2026		351	PLN	1,254	0	(13)
	04/2026		1,447	SGD	1,851	0	(8)
	04/2026		3	THB	88	0	0
	04/2026		8,521	TRY	388,955	146	0
	04/2026		120	TWD	3,845	1	0
	04/2026	ZAR	145,454		$8,882	300	(2)
	05/2026	CHF	31,662		39,723	0	(15)
	05/2026	TRY	52,134		1,118	0	(7)
	05/2026		$17	CAD	24	0	0
	06/2026	IDR	4,898,508		$289	1	0
	06/2026	ILS	150		49	1	0
	06/2026	THB	9,761		300	2	0
	07/2026		$7,543	COP	28,637,537	55	0

BSH	04/2026	BRL	10,900		$1,919	0	(185)
	04/2026	PEN	30,620		8,792	0	(7)
	04/2026		$2,088	BRL	10,900	16	0
	04/2026		28,488	GBP	21,400	0	(163)
	04/2026		12,675	JPY	2,023,495	75	0
	04/2026		15,559	NZD	26,952	0	(71)
	04/2026		8,767	PEN	30,621	32	0
	04/2026		5,862	PLN	21,203	0	(150)
	05/2026	GBP	21,400		$28,487	163	0
	05/2026	JPY	2,017,398		12,675	0	(74)
	05/2026	NZD	26,952		15,577	73	0
	05/2026	PEN	21,183		6,009	27	(92)
	06/2026		7,374		2,158	48	0
	06/2026		$69	PEN	238	0	(1)
	07/2026	PEN	12,092		$3,591	135	0
	09/2026		$6,852	CLP	6,033,778	0	(334)
	09/2026		215	PEN	731	0	(6)
	10/2026	PEN	14,710		$4,349	165	0
	12/2026		31,222		9,218	358	0

CBK	04/2026	AUD	3,710		2,610	50	0
	04/2026	BRL	17,925		3,434	0	(26)
	04/2026	CAD	3,475		2,553	55	0
	04/2026	CLP	1,558,777		1,710	27	0
	04/2026	CNH	1,722		250	0	(1)
	04/2026	COP	6,195,545		1,625	0	(60)
	04/2026	EUR	7,727		8,962	37	(6)
	04/2026	GBP	5,250		6,985	36	0
	04/2026	IDR	23,109,397		1,366	5	0
	04/2026	INR	1,904,579		20,377	260	0
	04/2026	KRW	1,230,794		841	22	0
	04/2026	NOK	10,120		1,058	13	0
	04/2026	PEN	23,842		6,829	2	(25)
	04/2026	PHP	47,238		782	3	0
	04/2026	SEK	14,090		1,513	25	0
	04/2026	THB	121		4	0	0
	04/2026	TWD	42,519		1,344	16	0
	04/2026		$3,425	BRL	17,925	36	0
	04/2026		6,928	CLP	6,308,227	0	(117)
	04/2026		786	CNH	5,414	0	0
	04/2026		6,578	COP	24,499,353	84	0
	04/2026		425	CZK	9,016	0	0
	04/2026		1,503	DKK	9,665	0	(8)
	04/2026		4,867	EUR	4,208	0	(3)
	04/2026		1,046	GBP	780	0	(14)
	04/2026		140	HUF	47,780	3	0
	04/2026		571	IDR	9,709,122	0	0
	04/2026		52,654	INR	4,852,502	40	(1,299)
	04/2026		1,197	JPY	190,200	2	0
	04/2026		970	NOK	9,380	0	(1)
	04/2026		1,290	NZD	2,198	0	(27)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$7,106	PEN	24,596	$0	$(38)
	04/2026		290	PLN	1,040	0	(10)
	04/2026		1,831	THB	59,518	0	(24)
	05/2026	THB	34,111		$1,103	65	0
	06/2026	CLP	182,466		200	3	0
	06/2026	COP	54,179,495		14,345	0	(163)
	06/2026	ILS	3,205		1,034	13	0
	06/2026	PEN	14,542		4,184	23	0
	06/2026		$1,244	IDR	20,970,073	0	(11)
	06/2026		420	ILS	1,294	0	(7)
	06/2026		1,892	MXN	33,522	0	(33)
	06/2026		212	PEN	713	0	(7)
	06/2026		782	PHP	47,430	0	(3)
	07/2026	COP	10,830,659		$2,845	0	(34)
	07/2026	PEN	11,419		3,317	53	0
	08/2026		$1,421	ZAR	25,306	58	0
	09/2026	CLP	15,462,935		$17,276	573	0
	09/2026	COP	108,808,055		28,282	0	(242)
	09/2026		$8,872	CLP	7,701,817	0	(552)
	09/2026		760	MXN	13,603	0	(12)
	09/2026		213	PEN	719	0	(8)
	11/2026	PEN	12,951		$3,786	110	0
	12/2026		11,517		3,294	29	0
	01/2027		3,898		1,152	49	0

CIB	04/2026	CAD	299		220	5	0
	04/2026		$1,422	CAD	1,943	0	(25)
	04/2026	ZAR	10		$1	0	0
	06/2026	CZK	4,216		200	1	0
	06/2026		$363	JPY	57,200	0	0
	06/2026	ZAR	8,574		$500	0	(4)

DUB	04/2026	CNH	5,280		771	4	0
	04/2026	CZK	16,814		796	4	0
	04/2026	HKD	22,228		2,841	4	0
	04/2026	ILS	18,454		5,962	90	0
	04/2026	INR	730,550		7,753	48	(10)
	04/2026		$25,176	AUD	36,699	145	0
	04/2026		356	CNH	2,463	1	0
	04/2026		233	HUF	78,198	2	0
	04/2026		8,412	INR	793,239	57	(37)
	04/2026		32,659	SGD	41,719	0	(211)
	04/2026		1,734	THB	56,620	0	(15)
	04/2026	ZAR	22		$1	0	0
	05/2026	AUD	36,699		25,166	0	(145)
	05/2026	CNH	2,457		356	0	(2)
	05/2026	SGD	41,626		32,659	209	0
	06/2026	COP	7,118,897		1,910	4	0
	06/2026	HUF	169,472		500	0	(7)
	06/2026	KZT	117,945		220	0	(21)
	06/2026	PHP	5,112		86	2	0
	06/2026	THB	56,505		1,734	10	0
	06/2026	TWD	2,106		66	1	0
	06/2026		$31,744	MXN	554,788	0	(980)
	06/2026		1,143	PEN	3,951	0	(12)
	08/2026		58		195	0	(2)
	09/2026	PEN	1,542		$447	7	0

FAR	04/2026	AUD	44,144		31,347	889	0
	04/2026	CHF	30,696		39,755	1,366	0
	04/2026	GBP	23,057		31,159	641	0
	04/2026	JPY	862,201		5,509	76	0
	04/2026	PEN	11,447		3,277	0	(12)
	04/2026	PLN	3,711		1,028	29	0
	04/2026	SGD	29		23	0	0
	04/2026		$15,786	JPY	2,519,437	89	0
	04/2026		3,401	PEN	11,447	0	(111)
	04/2026		176	SGD	225	0	(1)
	05/2026	ILS	10,140		$3,204	0	(25)
	05/2026	JPY	2,511,826		15,786	0	(88)
	05/2026	SGD	225		176	1	0
	06/2026	COP	8,367,462		2,221	0	(20)
	06/2026	ILS	6,747		2,189	38	0

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	MXN	45,130		$2,594	$92	$0
	06/2026	MYR	1,185		300	7	0
	06/2026	PHP	1,232		21	0	0
	06/2026		$856	MXN	14,905	0	(29)
	06/2026		140	PEN	479	0	(3)
	08/2026	PEN	17,818		$5,270	182	0
	09/2026		11,510		3,401	120	0
	09/2026		$617	MXN	10,899	0	(18)

GLM	04/2026	BRL	166,967		$30,907	0	(1,327)
	04/2026	CLP	806,391		880	9	0
	04/2026	COP	1,281,631		340	0	(7)
	04/2026	ILS	9,148		2,943	32	0
	04/2026	INR	187,587		2,039	50	0
	04/2026	KZT	4,861		10	0	0
	04/2026	MYR	7,128		1,792	30	0
	04/2026	PEN	4,099		1,220	42	0
	04/2026	THB	7,622		234	3	0
	04/2026	TWD	17,915		560	1	0
	04/2026		$31,051	BRL	166,967	1,183	0
	04/2026		712	CNH	4,892	0	(2)
	04/2026		2,224	COP	8,272,796	25	0
	04/2026		138	HUF	47,133	4	0
	04/2026		245	IDR	4,144,648	0	(1)
	04/2026		464	INR	42,924	0	(11)
	04/2026		3,460	MXN	63,676	90	0
	04/2026		4,870	MYR	19,176	0	(131)
	04/2026		1,174	PEN	4,099	4	0
	04/2026		120	PLN	431	0	(4)
	04/2026		2,092	THB	66,857	0	(63)
	06/2026	CLP	939,400		$1,064	49	0
	06/2026	COP	6,480,919		1,735	0	0
	06/2026	IDR	13,598,768		807	7	0
	06/2026	ILS	1,247		400	3	0
	06/2026	INR	28,404		300	0	0
	06/2026	PLN	1,844		500	4	0
	06/2026	THB	30,035		917	1	0
	06/2026		$2,241	BRL	11,923	31	0
	06/2026		1,944	IDR	32,941,615	0	(7)
	06/2026		884	ILS	2,760	0	(4)
	06/2026		2,152	MXN	37,641	0	(65)
	07/2026	COP	8,462,210		$2,224	0	(24)
	07/2026		$2,030	BRL	10,910	34	0

JPM	04/2026	BRL	176,300		$29,863	0	(4,173)
	04/2026	CNH	9,476		1,372	0	(4)
	04/2026	CZK	10,186		478	0	(2)
	04/2026	EUR	2,664		3,059	0	(20)
	04/2026	HKD	25,940		3,318	6	0
	04/2026	INR	383,086		4,075	29	0
	04/2026	KRW	1,291,319		854	0	(4)
	04/2026	MXN	207,004		11,560	24	0
	04/2026	PHP	5,315		88	0	0
	04/2026	PLN	9,272		2,527	33	(4)
	04/2026	SGD	40,301		31,979	633	0
	04/2026	TRY	5,857		129	0	(1)
	04/2026	TWD	20,101		629	1	0
	04/2026		$33,778	BRL	176,300	258	0
	04/2026		1,320	CAD	1,801	0	(25)
	04/2026		374	CNH	2,591	2	0
	04/2026		4,808	EUR	4,096	0	(73)
	04/2026		689	HUF	229,893	1	0
	04/2026		688	ILS	2,152	0	(4)
	04/2026		4,074	INR	383,742	9	0
	04/2026		984	KRW	1,474,900	4	(7)
	04/2026		1,062	MXN	19,572	29	0
	04/2026		993	PHP	59,749	0	(7)
	04/2026		509	PLN	1,822	0	(18)
	04/2026		517	SGD	667	2	0
	04/2026		39	TRY	1,750	1	0
	04/2026		629	TWD	20,091	0	(1)
	04/2026		244	ZAR	4,163	2	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	ZAR	427,921		$25,599	$346	$(2)
	05/2026	AUD	1,091		748	0	(5)
	05/2026	CNH	2,585		375	0	(2)
	05/2026	DKK	27,099		4,180	0	(18)
	05/2026	MXN	22,536		1,257	5	0
	05/2026	SGD	666		517	0	(2)
	05/2026		$1,681	CAD	2,336	0	0
	06/2026	AUD	1,000		$696	7	0
	06/2026	ILS	6,567		2,117	24	0
	06/2026	MXN	69,414		3,869	19	0
	06/2026	PHP	14,445		237	0	0
	06/2026		$135	GBP	100	0	(2)
	06/2026		153	IDR	2,593,025	0	0
	06/2026		1,230	ILS	3,821	0	(12)
	06/2026		113	JPY	17,700	0	(1)
	06/2026		88	PHP	5,341	0	0
	06/2026	ZAR	13,600		$767	0	(32)

MBC	04/2026	AUD	3,302		2,295	17	(1)
	04/2026	CHF	2,400		3,034	33	0
	04/2026	DKK	36,922		5,835	125	0
	04/2026	EUR	988		1,144	2	0
	04/2026	INR	446,195		4,853	141	0
	04/2026	JPY	1,744,326		11,143	152	0
	04/2026	NOK	67,371		6,886	0	(72)
	04/2026	SEK	30,345		3,242	37	0
	04/2026	SGD	803		629	4	0
	04/2026	THB	79,877		2,514	88	0
	04/2026		$3,229	AUD	4,659	0	(14)
	04/2026		1,687	CHF	1,315	0	(43)
	04/2026		10,842	GBP	8,116	0	(99)
	04/2026		529	IDR	8,989,507	1	0
	04/2026		7,857	JPY	1,252,097	37	(4)
	04/2026		853	MXN	15,747	25	0
	04/2026		2,429	NOK	23,210	0	(32)
	04/2026		1,262	NZD	2,146	0	(29)
	05/2026	JPY	776,443		$4,870	0	(37)
	05/2026	THB	35,452		1,148	69	0
	05/2026		$6,839	NOK	66,922	72	0
	06/2026	EUR	100		$116	0	0
	06/2026	IDR	9,010,763		529	0	(1)
	06/2026	MXN	1,729		96	0	0
	06/2026		$130	CHF	100	0	(4)
	06/2026		49	ILS	151	0	(1)

MYI	04/2026	JPY	3,784		$24	0	0
	04/2026	MYR	2,754		700	19	0
	04/2026		$3,862	EUR	3,337	0	(5)
	04/2026		469	MXN	8,545	7	0
	04/2026		32	MYR	127	0	(1)
	04/2026		4,341	PLN	15,365	0	(203)
	06/2026	CHF	600		$766	10	0
	06/2026	EUR	700		814	2	0
	06/2026	GBP	700		937	11	0
	06/2026	IDR	199,426		12	0	0
	06/2026	NOK	9,000		929	0	0
	06/2026	NZD	900		526	7	0
	06/2026	PHP	5,398		91	2	0
	06/2026	SEK	6,800		732	11	0

NGF	04/2026		$4,515	NOK	43,403	0	(33)
	04/2026		4,167	TRY	190,450	58	0

RBC	04/2026	KRW	157,816		$106	1	0
	04/2026		$106	KRW	157,816	0	(2)
	06/2026		270	IDR	4,551,903	0	(2)

SCX	04/2026	COP	23,752,324		$6,204	0	(255)
	04/2026	INR	8,700		94	2	0
	04/2026	JPY	780,970		4,999	78	0
	04/2026	KRW	3,340,226		2,236	15	0
	04/2026	NZD	31,296		18,711	727	0
	04/2026	SGD	19		15	0	0
	04/2026	THB	5,172		162	5	0

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$14,091	CAD	19,508	$0	$(66)
	04/2026		868	CNH	5,975	0	0
	04/2026		5,836	INR	531,827	0	(219)
	04/2026		1,025	PLN	3,710	0	(26)
	04/2026		14,808	TWD	472,570	0	(42)
	05/2026	CAD	19,481		$14,091	66	0
	06/2026		$2,470	IDR	41,642,700	0	(22)
	11/2026	NGN	161,750		$100	0	(8)

SOG	04/2026	EUR	132,261		156,554	3,680	0
	04/2026	JPY	3,187,869		20,488	401	0
	04/2026		$14	CHF	11	0	(1)
	04/2026		150,783	EUR	130,661	242	0
	04/2026		9,318	SEK	89,036	87	0
	05/2026	EUR	130,661		$151,019	0	(236)
	05/2026	SEK	88,891		9,318	0	(87)
	06/2026	BRL	1,071		200	0	(3)
	06/2026	IDR	11,647,776		690	5	0
	06/2026	ILS	5,107		1,656	28	0
	06/2026	KRW	448,069		300	2	0
	06/2026	MXN	3,594		200	1	0
	06/2026		$234	EUR	200	0	(2)
	06/2026		2,840	PEN	9,578	0	(98)
	06/2026		155	SEK	1,400	0	(6)
	07/2026	PEN	14,547		$4,305	146	0

UAG	04/2026	COP	2,413,372		649	0	(8)
	04/2026	CZK	20,584		980	11	0
	04/2026	INR	155,514		1,687	45	0
	04/2026	PLN	8,424		2,309	40	0
	04/2026	SGD	667		518	0	(1)
	04/2026	THB	56,650		1,746	28	0
	04/2026		$9,892	KRW	14,573,587	0	(200)
	04/2026		3,397	PLN	12,267	0	(92)
	04/2026		2,380	THB	76,704	0	(51)
	06/2026	COP	9,184,145		$2,411	0	(49)
	06/2026	ILS	8,069		2,611	40	0
	06/2026	MXN	2,204		123	1	0
	06/2026		$649	COP	2,448,976	7	0
	06/2026		645	ILS	2,027	1	0
	06/2026		2,316	MXN	40,425	0	(75)

Total Forward Foreign Currency Contracts						$22,316	$(15,922)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	421,300	$783	$790
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	113,500	204	272

						$987	$1,062

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	41,500	$62	$63
	Call - OTC USD versus HKD		7.800	08/24/2026	59,300	82	85
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	3,771	38	11
	Put - OTC USD versus KRW		1,400.000	07/13/2026	2,339	16	8
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,560	507	826

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	5,680	85	168
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	10,100	13	16

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	3,120	39	18

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	20,400	27	31
	Call - OTC USD versus HKD		7.800	08/24/2026	22,200	33	32

						$902	$1,258

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	232,900	$165	$352
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	33,100	76	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	14,700	118	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	24,700	154	114
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	30,000	41	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	24,750	74	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	2,500	22	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,300	17	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	2,600	22	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,300	17	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,800	21	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,400	17	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,800	22	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,400	17	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	47,100	37	112
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	7,200	634	547
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	7,200	634	627
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	7,200	623	595
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	7,200	623	583
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	10,900	939	913
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	10,900	939	873

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	24,200	98	76
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	21,800	185	194
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	23,700	195	183
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	6,700	39	34

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	21,000	1,695	1,274
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	27,400	2,211	1,869

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,576,700	7,919	5,730
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,576,700	7,919	10,170
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	23,200	172	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	30,700	2,659	2,510
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	24,300	2,101	1,985

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463	04/14/2026	24,200	109	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	1,100	3	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	13,400	77	60
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	37,700	3,319	2,926
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	37,700	3,319	3,224
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	61,000	4,923	3,701
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	79,800	6,440	5,444

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	26,800	255	18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	22,100	132	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	19,700	97	69
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	3,500	29	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,800	23	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,600	21	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,300	17	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,800	23	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,400	17	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	11,100	978	862
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	11,100	978	949
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	10,800	756	905
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	10,800	756	685

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	248,900	193	476
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	256,200	191	352
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	249,600	187	385
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,600	18	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	32,600	425	94
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	29,000	576	170
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	29,000	427	182
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,800	22	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,400	17	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	7,400	652	575
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	7,400	652	633

							$56,037	$50,609

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$	96.590	05/06/2026	39,000	$49	$327
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056		99.098	05/06/2026	154,400	48	134

						$97	$461

Total Purchased Options						$58,023	$53,390

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	208,900	$(268)	$(65)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	277,300	(517)	(171)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	32,900	(40)	(27)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	142,900	(204)	(56)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	26,200	(39)	(30)

						$(1,068)	$(349)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	41,500	$(23)	$(17)
	Call - OTC USD versus HKD		7.850	08/24/2026	59,300	(27)	(24)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	3,771	(13)	(3)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	2,339	(5)	(2)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	23,130	(490)	(740)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	5,680	(16)	(36)
	Call - OTC USD versus BRL		5.700	04/23/2026	5,680	(46)	(6)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	10,100	(5)	(4)

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	3,120	(15)	(6)

MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	20,400	(9)	(8)
	Call - OTC USD versus HKD		7.850	08/24/2026	22,200	(12)	(9)

						$(661)	$(855)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	16,400	$(75)	$(16)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	17,700	(136)	(139)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	25,100	(154)	(236)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	19,100	(41)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	1,100	(4)	(6)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	25,300	(98)	(94)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	21,600	(185)	(126)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	24,200	(196)	(168)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	19,500	(28)	(116)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	10,900	(14)	(35)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	24,500	(172)	(200)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	32,800	(34)	(108)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	27,100	(108)	(101)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	2,000	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	2,000	(6)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	2,100	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	2,100	(7)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	15,500	(78)	(75)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	27,300	(255)	(358)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	26,400	(132)	(378)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,800	(19)	(23)

							$(1,759)	$(2,210)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$	102.313	05/06/2026	16,300	$(29)	$(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056		102.313	05/06/2026	16,300	(31)	(89)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056		94.273	04/06/2026	11,300	(30)	(36)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056		94.375	06/04/2026	3,000	(20)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056		95.207	06/04/2026	19,900	(93)	(113)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056		97.375	06/04/2026	3,000	(17)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056		98.207	06/04/2026	19,900	(82)	(53)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056		101.375	06/04/2026	33,900	(98)	(63)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056		102.172	06/04/2026	33,800	(62)	(184)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056		103.531	04/06/2026	5,300	(7)	(5)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056		102.328	04/06/2026	11,300	(20)	(47)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056		94.234	04/06/2026	9,100	(24)	(30)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056		97.281	06/04/2026	8,000	(23)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056		100.281	06/04/2026	8,000	(17)	(7)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056		94.313	04/06/2026	9,300	(25)	(27)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056		96.859	04/06/2026	27,500	(77)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056		96.102	06/04/2026	19,700	(96)	(33)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056		101.113	04/06/2026	3,400	(11)	(23)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056		102.234	04/06/2026	5,800	(10)	(19)

						$(772)	$(786)

Total Written Options						$(4,260)	$(4,200)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.169%		$2,800	$(2)	$(34)	$0	$(36)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	612	0	3	3	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	259	0	2	2	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		500	(4)	3	0	(1)

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.147		6,600	43	(113)	0	(70)

								$37	$(139)	$5	$(107)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	6,790	$1,525	$(166)	$1,359	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		14,210	3,276	(433)	2,843	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		10,153	2,309	(277)	2,032	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		22,330	5,164	(695)	4,469	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,570	830	(116)	714	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	7,090	(109)	59	0	(50)

							$12,995	$(1,628)	$11,417	$(50)

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	RU20INTR Index	3,684	4.090% (SOFR less a specified spread)	Monthly	12/09/2026	$50,564	$0	$(182)	$0	$(182)
BPS	Receive	RADMFENT Index	19,773	4.240% (SOFR plus a specified spread)	Monthly	04/15/2026	43,070	0	(169)	0	(169)
	Receive	RADMFENT Index	14,573	4.170% (SOFR plus a specified spread)	Monthly	05/20/2026	31,743	0	(123)	0	(123)
	Receive	RU20INTR Index	344	3.770% (SOFR plus a specified spread)	Monthly	06/03/2026	4,721	0	(9)	0	(9)
	Receive	RADMFENT Index	6,743	4.260% (SOFR plus a specified spread)	Monthly	03/10/2027	14,688	0	(47)	0	(47)

BRC	Receive	NDDUEAFE Index	7,426	3.920% (SOFR plus a specified spread)	Monthly	08/19/2026	77,774	0	(274)	0	(274)

CBK	Receive	NDDUEAFE Index	232	3.970% (SOFR plus a specified spread)	Monthly	10/07/2026	2,430	0	(9)	0	(9)

CIB	Receive	RU20INTR Index	3,956	3.970% (SOFR plus a specified spread)	Monthly	07/08/2026	54,297	0	(189)	0	(189)

GST	Receive	RU20INTR Index	1,326	3.770% (SOFR plus a specified spread)	Monthly	05/20/2026	18,200	0	(23)	0	(23)
	Receive	NDDUEAFE Index	105	3.950% (SOFR plus a specified spread)	Monthly	06/10/2026	1,100	0	(4)	0	(4)

JPM	Receive	ERAUSLT Index	9,998	3.850% (SOFR plus a specified spread)	Monthly	04/15/2026	83,656	0	(178)	0	(178)
	Receive	ERAUSLT Index	21,001	4.020% (SOFR plus a specified spread)	Monthly	04/22/2026	15,848	0	(21)	0	(21)
	Receive	RADMFXNT Index	23,270	3.940% (SOFR plus a specified spread)	Monthly	05/20/2026	56,556	0	(198)	0	(198)
	Receive	RADMFENT Index	54,167	3.950% (SOFR plus a specified spread)	Monthly	06/03/2026	131,649	0	(462)	0	(462)
	Receive	RADMFENT Index	25,875	4.330% (SOFR plus a specified spread)	Monthly	06/03/2026	56,362	0	(225)	0	(225)
	Receive	NDDUEAFE Index	13,553	3.925% (SOFR plus a specified spread)	Monthly	07/08/2026	141,943	0	(501)	0	(501)
	Receive	RADMFENT Index	16,450	3.630% (SOFR less a specified spread)	Monthly	07/08/2026	46,868	0	(135)	0	(135)
	Receive	RADMFENT Index	884	3.950% (SOFR plus a specified spread)	Monthly	07/08/2026	2,149	0	(8)	0	(8)
	Receive	RADMFENT Index	79,112	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026	172,325	0	(686)	0	(686)
	Receive	RADMFENT Index	4,994	3.660% (SOFR plus a specified spread)	Monthly	07/15/2026	14,228	0	(45)	0	(45)
	Receive	ERAUSLT Index	42,247	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	31,882	0	(113)	0	(113)
	Receive	ERAUSLT Index	13,583	4.180% (SOFR plus a specified spread)	Monthly	12/09/2026	113,653	0	(412)	0	(412)
	Receive	ERAUSLT Index	31,603	4.280% (SOFR plus a specified spread)	Monthly	12/09/2026	23,849	0	(85)	0	(85)

MEI	Receive	ERAEMLN Index	68,145	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026	198,418	0	(742)	0	(742)
	Receive	ERAEMLN Index	2,148	4.240% (SOFR plus a specified spread)	Monthly	08/05/2026	6,254	0	(23)	0	(23)
	Receive	ERADXULN Index	478	3.910% (SOFR plus a specified spread)	Monthly	08/19/2026	1,335	0	(4)	0	(4)

MYI	Receive	RU20INTR Index	470	3.930% (SOFR plus a specified spread)	Monthly	05/05/2026	6,451	0	(22)	0	(22)
	Receive	NDDUEAFE Index	954	3.930% (SOFR plus a specified spread)	Monthly	05/20/2026	9,991	0	(35)	0	(35)
	Receive	ERADXULN Index	47,641	3.870% (SOFR plus a specified spread)	Monthly	06/03/2026	133,008	0	(438)	0	(438)
	Receive	NDDUEAFE Index	3,376	3.940% (SOFR plus a specified spread)	Monthly	06/03/2026	35,357	0	(125)	0	(125)
	Receive	ERAUSLT Index	2,835	4.080% (SOFR plus a specified spread)	Monthly	06/10/2026	23,721	0	(76)	0	(76)
	Receive	ERADXULN Index	6,287	3.720% (SOFR plus a specified spread)	Monthly	07/08/2026	17,553	0	(56)	0	(56)
	Receive	NDDUEAFE Index	4,349	3.890% (SOFR plus a specified spread)	Monthly	07/08/2026	45,548	0	(159)	0	(159)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	967	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	10,128	$0	$(36)	$0	$(36)

UAG	Receive	NDDUEAFE Index	2,783	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026	29,147	0	(105)	0	(105)

								$0	$(5,919)	$0	$(5,919)

Total Swap Agreements								$13,032	$(7,686)	$11,422	$(6,076)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$202	$0	$0	$202	$0	$0	$0	$0	$202	$0	$202
BOA	1,299	5,749	1,359	8,407	(448)	(1,282)	(182)	(1,912)	6,495	2,109	8,604
BPS	3,551	487	2,843	6,881	(1,472)	(504)	(348)	(2,324)	4,557	6,749	11,306
BRC	730	3,143	0	3,873	(215)	(35)	(310)	(560)	3,313	9,605	12,918
BSH	1,092	0	0	1,092	(1,083)	0	0	(1,083)	9	12	21
CBK	1,692	0	2,032	3,724	(2,731)	0	(9)	(2,740)	984	(519)	465
CIB	6	0	0	6	(29)	0	(189)	(218)	(212)	4,896	4,684
DUB	588	20,404	5	20,997	(1,442)	(308)	0	(1,750)	19,247	712	19,959
FAR	3,530	0	0	3,530	(307)	0	0	(307)	3,223	(3,700)	(477)
GLM	1,602	15,559	0	17,161	(1,646)	(246)	0	(1,892)	15,269	2,484	17,753
GSC	0	461	0	461	0	(480)	0	(480)	(19)	(370)	(389)
GST	0	1,062	0	1,062	0	(349)	(28)	(377)	685	(890)	(205)
JPM	1,435	3,584	4,469	9,488	(4,419)	(789)	(3,139)	(8,347)	1,141	83,920	85,061
MBC	803	63	0	866	(337)	(17)	0	(354)	512	(390)	122
MEI	0	0	0	0	0	0	(769)	(769)	(769)	19,396	18,627
MSC	0	0	0	0	0	(64)	0	(64)	(64)	0	(64)
MYC	0	2,878	714	3,592	0	(23)	0	(23)	3,569	(2,800)	769
MYI	69	0	0	69	(209)	0	(947)	(1,156)	(1,087)	24,536	23,449
NGF	58	0	0	58	(33)	0	0	(33)	25	0	25
RBC	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
SAL	0	0	0	0	0	(103)	(50)	(153)	(153)	0	(153)
SCX	893	0	0	893	(638)	0	0	(638)	255	(110)	145
SOG	4,592	0	0	4,592	(433)	0	0	(433)	4,159	(5,570)	(1,411)
UAG	173	0	0	173	(476)	0	(105)	(581)	(408)	3,965	3,557

Total Over the Counter	$22,316	$53,390	$11,422	$87,128	$(15,922)	$(4,200)	$(6,076)	$(26,198)

(m)

Securities with an aggregate market value of $158,384 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$16	$0	$0	$0	$0	$16
Futures	0	0	0	0	2,381	2,381
Swap Agreements	0	4	0	0	4,033	4,037

	$16	$4	$0	$0	$6,414	$6,434

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,316	$0	$22,316
Purchased Options	0	1,062	0	1,258	51,070	53,390
Swap Agreements	0	11,422	0	0	0	11,422

	$0	$12,484	$0	$23,574	$51,070	$87,128

	$16	$12,488	$0	$23,574	$57,484	$93,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$61	$0	$0	$0	$1,636	$1,697
Swap Agreements	0	1,755	0	0	2,501	4,256

	$61	$1,755	$0	$0	$4,137	$5,953

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,922	$0	$15,922
Written Options	0	349	0	855	2,996	4,200
Swap Agreements	0	157	5,919	0	0	6,076

	$0	$506	$5,919	$16,777	$2,996	$26,198

	$61	$2,261	$5,919	$16,777	$7,133	$32,151

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	1,584	1,584
Futures	0	0	(902)	0	(3,009)	(3,911)
Swap Agreements	0	(1,122)	0	0	11,895	10,773

	$0	$(1,122)	$(902)	$0	$10,465	$8,441

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(55,484)	$0	$(55,484)
Purchased Options	0	0	0	57	(2,062)	(2,005)
Written Options	0	875	0	295	2,572	3,742
Swap Agreements	0	3,483	480,834	0	0	484,317

	$0	$4,358	$480,834	$(55,132)	$510	$430,570

	$0	$3,236	$479,932	$(55,132)	$10,975	$439,011

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(78)	$0	$0	$0	$0	$(78)
Written Options	0	0	0	0	1	1
Futures	(1,059)	0	0	0	(5,260)	(6,319)
Swap Agreements	0	(2,059)	0	0	(8,866)	(10,925)

	$(1,137)	$(2,059)	$0	$0	$(14,125)	$(17,321)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,046	$0	$12,046
Purchased Options	0	74	0	356	(4,840)	(4,410)
Written Options	0	714	0	(194)	(886)	(366)
Swap Agreements	0	(1,064)	3,099	0	0	2,035

	$0	$(276)	$3,099	$12,208	$(5,726)	$9,305

	$(1,137)	$(2,335)	$3,099	$12,208	$(19,851)	$(8,016)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,681	$2,330	$5,011
Corporate Bonds & Notes
Banking & Finance	0	61,262	1,163	62,425
Industrials	0	19,836	0	19,836
Utilities	0	7,659	0	7,659
Municipal Bonds & Notes
California	0	1,014	0	1,014
Illinois	0	342	0	342
Nebraska	0	22	0	22
Ohio	0	55	0	55
Pennsylvania	0	6	0	6
Washington	0	650	0	650
U.S. Government Agencies	0	1,747,374	0	1,747,374
U.S. Treasury Obligations	0	71,319	0	71,319
Non-Agency Mortgage-Backed Securities	0	129,619	0	129,619
Asset-Backed Securities
Automobile Sequential	0	23,621	0	23,621
CMBS Other	0	57,418	0	57,418
Home Equity Other	0	281,017	0	281,017
Home Equity Sequential	0	8	0	8
Whole Loan Collateral	0	43,105	0	43,105
Other ABS	0	94,593	0	94,593
Sovereign Issues	0	203,808	0	203,808
Short-Term Instruments
Commercial Paper	0	26,649	0	26,649
Repurchase Agreements	0	470,500	0	470,500
Egypt Treasury Bills	0	32	0	32
Nigeria Treasury Bills	0	4,722	0	4,722
South Africa Treasury Bills	0	794	0	794
Turkey Treasury Bills	0	1,362	0	1,362
U.S. Treasury Bills	0	149,481	0	149,481

	$0	$3,398,949	$3,493	$3,402,442

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$26,650	$0	$0	$26,650

Total Investments	$26,650	$3,398,949	$3,493	$3,429,092

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(200,689)	$0	$(200,689)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,360	5,074	0	6,434
Over the counter	0	87,123	5	87,128

	$1,360	$92,197	$5	$93,562

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,332)	(4,621)	0	(5,953)
Over the counter	0	(26,198)	0	(26,198)

	$(1,332)	$(30,819)	$0	$(32,151)

Total Financial Derivative Instruments	$28	$61,378	$5	$61,411

Totals	$26,678	$3,259,638	$3,498	$3,289,814

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 191.8%

CORPORATE BONDS & NOTES 4.8%

BANKING & FINANCE 3.2%

ARES Strategic Income Fund
5.450% due 09/09/2028	$500	$495

Athene Global Funding
5.033% due 07/17/2030	700	693

Barclays PLC
6.224% due 05/09/2034 •	1,000	1,050

Credit Suisse AG AT1 Claim	400	140

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	400	402
7.350% due 11/04/2027	200	207

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034	100	99

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034	200	205

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	400	398

VICI Properties LP
4.750% due 02/15/2028	100	100

Wells Fargo & Co.
3.526% due 03/24/2028 •	700	694

		4,483

INDUSTRIALS 1.1%

Bayer U.S. Finance LLC
6.500% due 11/21/2033	200	213

Beignet Investor LLC
6.581% due 05/30/2049	870	895

CVS Pass-Through Trust
6.943% due 01/10/2030	40	42

Petroleos del Peru SA
5.625% due 06/19/2047	300	211

Petroleos Mexicanos
6.350% due 02/12/2048	100	76

United Airlines Pass-Through Trust
5.450% due 08/15/2038	94	96

Viper Energy Partners LLC
5.700% due 08/01/2035	100	101

		1,634

UTILITIES 0.5%

Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	85
5.450% due 06/15/2027	100	101

Southern California Edison Co.
4.650% due 10/01/2043	100	84
5.150% due 06/01/2029	400	406

		676

Total Corporate Bonds & Notes (Cost $6,544)		6,793

MUNICIPAL BONDS & NOTES 0.2%

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	320	344

Total Municipal Bonds & Notes (Cost $338)		344

U.S. GOVERNMENT AGENCIES 110.6%

Federal Home Loan Mortgage Corp.
5.000% due 10/01/2053	434	430
5.500% due 04/01/2054 - 09/01/2055	2,352	2,389
6.000% due 10/01/2055	197	202

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	559	543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
4.167% due 03/15/2037 •	$23	$23
4.487% due 08/15/2037 •	55	55
4.497% due 10/15/2037 •	8	9
4.507% due 05/15/2037 - 09/15/2037 •	59	60
4.602% due 11/25/2054 •	578	582
4.612% due 09/25/2055 •	2,599	2,620
4.862% due 08/25/2055 •	2,417	2,441

Federal National Mortgage Association REMICS
4.000% due 04/25/2041	311	300
4.126% due 07/25/2037 •	2	2
4.156% due 07/25/2037 •	4	4
4.176% due 09/25/2035 •	8	8
4.186% due 09/25/2035 •	17	17
4.496% due 06/25/2037 •	36	36

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	2	2

Government National Mortgage Association
3.500% due 03/20/2056	300	275
4.500% due 06/20/2055 (f)	2,940	2,844
5.000% due 01/20/2055	391	388

Government National Mortgage Association REMICS
4.823% due 07/20/2055 •	1,325	1,337
4.923% due 07/20/2054 •	3,066	3,083

Government National Mortgage Association, TBA
3.500% due 04/01/2056	6,000	5,504
4.000% due 04/01/2056	6,700	6,277
4.500% due 06/01/2040	2,180	2,103
5.000% due 05/01/2056	4,910	4,853
5.500% due 06/01/2040	2,860	2,869
6.000% due 05/01/2056	2,820	2,865

U.S. Small Business Administration
4.430% due 05/01/2029	4	4

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040 - 04/01/2056	1,230	1,079
3.500% due 04/01/2056	160	147
4.000% due 04/01/2056	8,780	8,286
4.500% due 05/01/2056	3,010	2,902
5.000% due 04/01/2056 - 05/01/2056	16,830	16,598
5.500% due 04/01/2056 - 05/01/2056	10,170	10,207
6.000% due 05/01/2056	31,540	32,114
6.500% due 05/01/2056 - 06/01/2056	40,900	42,280

Total U.S. Government Agencies (Cost $156,279)		155,738

U.S. TREASURY OBLIGATIONS 3.9%

U.S. Treasury Bonds
4.625% due 05/15/2044 (h)(j)	2,700	2,619
4.875% due 08/15/2045 (j)	59	59

U.S. Treasury Notes
0.500% due 10/31/2027 (j)	300	285
0.625% due 12/31/2027 (j)	100	95
3.875% due 07/31/2030 (j)	2,300	2,296
4.250% due 08/15/2035 (j)	96	96

Total U.S. Treasury Obligations (Cost $5,544)		5,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.4%

Ashford Hospitality Trust
4.745% due 04/15/2035 •	187	187

Atrium Hotel Portfolio Trust
5.470% due 12/15/2036 •	1,000	983

Banc of America Mortgage Trust
5.582% due 07/25/2035 ~	11	11

Bear Stearns ALT-A Trust
4.718% due 09/25/2035 ~	43	23
4.902% due 10/25/2035 ~	64	54

Bear Stearns ARM Trust
5.619% due 11/25/2034 ~	1	1

BX Commercial Mortgage Trust
4.663% due 01/17/2039 •	2,952	2,952

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	$582	$522
4.912% due 05/25/2055 •	261	262

Chase Mortgage Finance Trust
4.202% due 12/25/2035 ~	1	1
4.452% due 09/25/2036 ~	14	12
6.000% due 12/25/2036	23	9

CHL Mortgage Pass-Through Trust
4.787% due 11/25/2034 ~	15	15

CLNY Trust
5.512% due 11/15/2038 •	1,000	988

Countrywide Alternative Loan Trust
4.173% due 09/25/2046 •	78	77
4.353% due 02/25/2037 •	28	23

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.453% due 02/25/2036 •	194	196

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	3,582	3,581

GSR Mortgage Loan Trust
4.454% due 11/25/2035 ~	23	20
6.000% due 02/25/2036	455	158
6.000% due 07/25/2037	108	67

HarborView Mortgage Loan Trust
4.131% due 12/19/2036 •	9	8
4.271% due 06/19/2035 •	41	41
4.271% due 12/19/2036 •	189	186
4.316% due 06/19/2036 ~	113	57

IndyMac INDX Mortgage Loan Trust
4.026% due 06/25/2036 ~	186	166
4.153% due 02/25/2037 •	120	110

JP Morgan Alternative Loan Trust
4.203% due 05/25/2036 ~	102	54

JP Morgan Chase Commercial Mortgage Securities Trust
4.770% due 02/15/2035 •	847	836

JP Morgan Mortgage Trust
3.934% due 10/25/2036 ~	45	32
4.198% due 10/25/2036 ~	6	3
4.625% due 07/25/2063 ~	794	774
5.250% due 11/25/2063 ~	648	644

Lehman Mortgage Trust
6.000% due 09/25/2037	53	52

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~	15	13

Merrill Lynch Alternative Note Asset Trust
4.393% due 03/25/2037 •	158	36

Merrill Lynch Mortgage Investors Trust
4.838% due 09/25/2035 ~	41	32
5.449% due 05/25/2033 ~	1	1

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	52	48

New Orleans Hotel Trust
4.709% due 04/15/2032 •	2,300	2,278

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	4	2

PRKCM Trust
6.584% due 09/25/2058 þ	588	589

RALI Trust
4.093% due 02/25/2037 •	92	84
4.133% due 01/25/2037 •	143	128
4.153% due 07/25/2036 •	408	127
4.163% due 08/25/2036 •	168	156
4.173% due 09/25/2036 •	229	216

Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •	2	2
5.939% due 02/25/2034 ~	1	0

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •	30	27

Towd Point Mortgage Trust
3.750% due 03/25/2058 ~	1,135	1,101
3.750% due 05/25/2058 ~	496	488
3.750% due 09/25/2062	915	872

Visio Trust
6.598% due 10/25/2058 þ	936	938

WaMu Mortgage Pass-Through Certificates Trust
3.996% due 02/25/2037 ~	26	23

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.288% due 12/25/2036 ~	$24	$23

Total Non-Agency Mortgage-Backed Securities (Cost $20,057)		20,289

ASSET-BACKED SECURITIES 21.0%

AUTOMOBILE SEQUENTIAL 1.6%

Carvana Auto Receivables Trust
5.620% due 01/10/2029	155	156
5.710% due 07/10/2028	238	239

FHF Issuer Trust
5.890% due 06/15/2030	197	198

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028	22	22

GLS Auto Select Receivables Trust
5.960% due 10/16/2028	318	320

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	1,000	1,015

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	99	99

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	162	162

		2,211

CMBS OTHER 1.3%

MF1 LLC
5.130% due 02/18/2043 •	600	601

Starwood Ltd.
5.022% due 11/15/2038 •	291	290

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	917	920

		1,811

HOME EQUITY OTHER 3.8%

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	1	0

Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2036 •	688	387
4.153% due 01/25/2037 •	865	646

Countrywide Asset-Backed Certificates Trust
4.073% due 04/25/2047 •	72	71
4.333% due 03/25/2036 •	124	114

Fremont Home Loan Trust
3.953% due 08/25/2036 •	1,813	559

GSAMP Trust
3.893% due 12/25/2046 •	257	127

Long Beach Mortgage Loan Trust
4.093% due 05/25/2036 •	94	50
4.333% due 05/25/2046 •	645	190

MASTR Asset-Backed Securities Trust
3.893% due 01/25/2037 •	2,402	662
4.213% due 05/25/2037 •	370	361

Merrill Lynch Mortgage Investors Trust
4.293% due 07/25/2037 •	366	75

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 02/25/2037 •	807	487
3.928% due 11/25/2036 •	692	439
4.003% due 01/25/2037 •	376	173

Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •	388	185

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	748	226

Securitized Asset-Backed Receivables LLC Trust
4.033% due 07/25/2036 •	183	69

SG Mortgage Securities Trust
4.073% due 10/25/2036 •	170	159

Soundview Home Loan Trust
4.693% due 10/25/2037 •	509	404

		5,384

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 0.2%

First Franklin Mortgage Loan Trust
4.113% due 04/25/2036 •		$10	$10

Securitized Asset-Backed Receivables LLC Trust
3.953% due 08/25/2036 •		345	111
4.753% due 01/25/2036 •		179	168

			289

OTHER ABS 14.1%

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		300	287

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		600	600

BHG Securitization Trust
5.930% due 10/17/2035		218	218

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		500	500

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		900	903

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		500	500

Contego CLO VIII DAC
3.060% due 01/25/2034 •	EUR	2,230	2,578

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		$1,000	1,003

Euro-Galaxy V CLO DAC
2.934% due 02/15/2034 •	EUR	2,497	2,890

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		500	578

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$7	7

Navient Private Education Loan Trust
5.237% due 07/16/2040 •		710	711

Nelnet Student Loan Trust
4.530% due 04/20/2062 •		659	656
5.873% due 02/20/2041 •		148	152
6.640% due 02/20/2041		148	153

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •		1,000	1,000

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		434	434

SLM Private Education Loan Trust
8.537% due 10/15/2041 •		1,552	1,630

SMB Private Education Loan Trust
1.070% due 01/15/2053		946	872
3.500% due 12/16/2041		1,100	1,081
4.517% due 01/15/2053 •		1,048	1,039
4.643% due 09/15/2054 •		559	557
4.772% due 07/15/2053 •		391	391
5.380% due 01/15/2053		443	448
5.522% due 05/16/2050 •		330	336

St. Paul’s CLO VIII DAC
2.786% due 07/17/2030 •	EUR	278	322

			19,846

Total Asset-Backed Securities (Cost $29,192)			29,541

SOVEREIGN ISSUES 13.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	30,000	32
5.800% due 10/01/2029		40,000	44

Colombia Government International Bonds
5.000% due 06/15/2045		$300	216
8.375% due 11/07/2054 (f)		200	207

Colombia TES
2.250% due 04/18/2029 (d)	COP	202,635	48
6.500% due 01/22/2031 (d)		243,162	64
7.250% due 10/18/2034		847,700	163
11.000% due 08/22/2029		7,083,500	1,786
11.750% due 01/24/2035		6,692,100	1,659

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.750% due 11/28/2040	COP	1,768,200	$469
13.250% due 02/09/2033		1,530,600	410

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$1,000	1,007

Ecuador Government International Bonds
0.000% due 07/31/2030 (b)		270	226

Egypt Government Bonds
19.698% due 10/14/2030	EGP	11,400	205
21.954% due 03/04/2028		13,900	249

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	300

Mexico Government International Bonds
5.850% due 07/02/2032		$200	201

Peru Government Bonds
6.150% due 08/12/2032	PEN	700	210
6.850% due 08/12/2035		600	176
7.300% due 08/12/2033		3,500	1,102

Peru Government International Bonds
5.400% due 08/12/2034		3,500	956
6.150% due 08/12/2032		14,200	4,267
6.950% due 08/12/2031		401	125

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,270	1,485
7.000% due 02/28/2031		7,890	437
8.000% due 01/31/2030		7,100	415
8.250% due 03/31/2032		3,200	185
8.500% due 01/31/2037		4,400	243
8.875% due 02/28/2035		16,800	976

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	462

Turkiye Government Bonds
39.740% (BISTREFI) due 08/19/2026 ~	TRY	100	2
39.740% (BISTREFI) due 05/17/2028 ~		10,400	233

Total Sovereign Issues (Cost $17,779)			18,560

SHORT-TERM INSTRUMENTS 23.7%

COMMERCIAL PAPER 9.2%

Crown Castle, Inc.
4.300% due 04/21/2026		$1,400	1,397

ERAC USA Finance LLC
4.150% due 04/24/2026		1,400	1,396

Fidelity National Information Services, Inc.
4.170% due 04/23/2026		1,400	1,396

Glencore Funding LLC
4.150% due 05/04/2026		1,400	1,395

Global Payments, Inc.
4.250% due 04/06/2026		1,400	1,399

HCA, Inc.
4.350% due 04/23/2026		1,700	1,695

Jabil, Inc.
4.200% due 04/02/2026		1,500	1,500

Keurig Dr. Pepper, Inc.
4.350% due 05/08/2026		1,400	1,394

Phillips 66
4.350% due 05/01/2026		1,400	1,395

			12,967

REPURCHASE AGREEMENTS (e) 6.2%
			8,800

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (b)(c)	EGP	200	3

SOUTH AFRICA TREASURY BILLS 0.1%
7.505% due 06/17/2026 (b)(c)	ZAR	1,200	70

TURKEY TREASURY BILLS 0.1%
38.710% due 04/07/2026 (a)(b)	TRY	5,000	112

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 8.1%
3.679% due 06/30/2026 - 07/21/2026 (a)(b)(j)	$11,542	$11,438

Total Short-Term Instruments (Cost $33,390)		33,390

Total Investments in Securities (Cost $269,123)		270,105

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.3%

SHORT-TERM INSTRUMENTS 8.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.3%

PIMCO Short-Term Floating NAV Portfolio III	1,197,323	$11,661

Total Short-Term Instruments (Cost $11,660)		11,661

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $11,660)	$11,661

Total Investments 200.1% (Cost $280,783)	$281,766

Financial Derivative Instruments (g)(i) 4.3% (Cost or Premiums, net $6,297)	6,060

Other Assets and Liabilities, net (104.4)%	(146,984)

Net Assets 100.0%	$140,842

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.710%	03/31/2026	04/01/2026	$8,800	U.S. Treasury Notes 4.125% due 03/31/2029	$(8,988)	$8,800	$8,801

Total Repurchase Agreements						$(8,988)	$8,800	$8,801

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MYI	3.100%	01/12/2026	TBD	(3)	$(214)	$(215)

Total Reverse Repurchase Agreements						$(215)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.5)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$6,300	$(5,737)	$(5,625)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	3,880	(3,192)	(3,126)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2056	5,230	(4,493)	(4,398)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2056	80	(74)	(74)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	10,980	(9,947)	(10,044)

Total Short Sales (16.5)%				$(23,443)	$(23,267)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$8,801	$0	$0	$8,801	$(8,988)	$(187)
MYI	0	(215)	0	(215)	207	(8)

Total Borrowings and Other Financing Transactions	$8,801	$(215)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$0	$0	$(215)	$(215)

Total Borrowings	$0	$0	$0	$(215)	$(215)

Payable for reverse repurchase agreements					$(215)

(f)	Securities with an aggregate market value of $207 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,368) at a weighted average interest rate of 3.984%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	23	$23	$10	$2

Total Purchased Options					$10	$2

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month CORRA March Futures	06/2027	6	$1,047	$(3)	$1	$0
3-Month SONIA March Futures	06/2027	44	13,925	20	18	0
30-Day Federal Fund May Futures	05/2026	18	7,227	(29)	0	0
Australia Government 10-Year Bond June Futures	06/2026	32	2,379	(14)	22	0
California Carbon Allowance Vintage December Futures	12/2026	22	635	(98)	0	(6)
Euro-Bund June Futures	06/2026	75	10,870	(272)	79	0
U.S. Treasury 2-Year Note June Futures	06/2026	36	7,468	(53)	3	0
U.S. Treasury 5-Year Note June Futures	06/2026	160	17,309	(92)	21	0
U.S. Treasury 10-Year Note June Futures	06/2026	275	30,538	(583)	65	0

				$(1,124)	$209	$(6)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2027	2	$(562)	$4	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2027	2	(482)	2	0	0
Australia Government 3-Year Bond June Futures	06/2026	3	(215)	1	0	(1)
Euro-Oat June Futures	06/2026	79	(10,838)	343	0	(101)
Japan Government 10-Year Bond June Futures	06/2026	8	(6,569)	81	1	(14)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	24	(2,724)	12	0	(7)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	18	(2,098)	(24)	0	(4)

				$419	$1	$(128)

Total Futures Contracts				$(705)	$210	$(134)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.317%		$500	$7	$(4)	$3	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.226	EUR	100	0	2	2	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		$700	4	(3)	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	300	2	2	4	0	0

							$13	$(3)	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	29,410	$(448)	$(70)	$(518)	$0	$(64)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	140	(2)	0	(2)	0	0

						$(450)	$(70)	$(520)	$0	$(64)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$800	$34	$6	$40	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,500	$(74)	$(304)	$(378)	$45	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(4)	(4)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	(23)	(73)	7	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		3,100	(36)	(126)	(162)	12	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		880	41	14	55	0	(4)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	419,600	(27)	(34)	(61)	9	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		110,000	2	(136)	(134)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		260,000	0	(167)	(167)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$8,410	(6)	7	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	2	2	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		33,260	(133)	36	(97)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	25	25	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,200	(31)	20	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,770	(144)	91	(53)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	31	12	42	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(24)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,140	(12)	10	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		2,700	(13)	17	4	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.721%	Annual	04/01/2033		$2,700	$(13)	$13	$0	$3	$0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		40	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	(191)	1,052	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(123)	41	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	96	41	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		15,700	59	77	136	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,050	(17)	27	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		200	(1)	2	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		669	11	(3)	8	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		480	(5)	0	(5)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		3,500	(24)	66	42	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	128	163	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	(25)	(25)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	(24)	(24)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	500	642	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	649	755	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,740	(405)	(123)	(528)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,110	26	49	75	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		530	(22)	9	(13)	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		290	(2)	0	(2)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		9,000	0	(16)	(16)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,300	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		4,700	0	(16)	(16)	6	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		12,400	0	(37)	(37)	14	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,600	0	(42)	(42)	19	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(27)	(27)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		3,500	0	(12)	(12)	5	0
Pay(6)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	1,700	10	(18)	(8)	17	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,697,000	0	67	67	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		2,576,450	0	57	57	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	800	0	3	3	1	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	(143)	(145)	52	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(31)	(18)	6	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	36,000	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		27,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,460	0	(1)	(1)	0	0

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	6-Month CZK-PRIBOR	4.485%	Annual	12/02/2035	CZK	600	$0	$0	$0	$0	$0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	5	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(6)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(6)	(6)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	6	6	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(5)	(5)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	4	4	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		7,410	(202)	(68)	(270)	66	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,990	116	10	126	0	(56)
Pay(6)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	800	(15)	1	(14)	2	0
Receive	CPURNSA	2.503	Maturity	03/25/2030		$1,990	0	5	5	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,100	0	4	4	0	(2)
Receive	CPURNSA	2.544	Maturity	04/07/2030		2,200	(17)	16	(1)	0	(1)
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,400	(59)	30	(29)	0	(2)

							$626	$347	$972	$323	$(198)

Total Swap Agreements							$223	$280	$502	$328	$(262)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2	$213	$330	$545	$0	$(134)	$(262)	$ (396)

(h)

Securities with an aggregate market value of $970 and cash of $4,531 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $3 for closed futures and unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	13,764		$2,637	$0	$(20)
	04/2026	CAD	1,763		1,289	22	0
	04/2026	CLP	684,563		759	20	0
	04/2026	CNH	414		60	0	0
	04/2026	COP	545,138		142	0	(6)
	04/2026	EUR	56		66	1	0
	04/2026	IDR	2,707,969		160	0	0
	04/2026	INR	20,636		220	2	0
	04/2026	KRW	379,440		255	3	0
	04/2026	PHP	2,387		40	1	0
	04/2026	PLN	353		96	0	0
	04/2026	SGD	192		150	1	0
	04/2026	TWD	6,384		200	1	0
	04/2026		$2,639	BRL	13,764	18	0
	04/2026		729	CLP	658,608	0	(18)
	04/2026		20	CNH	138	0	0
	04/2026		20	HUF	6,720	0	0
	04/2026		358	INR	33,331	0	(4)
	04/2026		253	JPY	40,377	1	0
	04/2026		34	MXN	635	1	0
	04/2026		117	PEN	407	0	0
	04/2026		662	PLN	2,431	0	(8)
	05/2026	JPY	40,255		$253	0	(1)
	06/2026	ILS	893		289	4	0
	06/2026	MXN	3,607		201	1	0
	06/2026	NZD	100		59	1	0
	06/2026	PEN	2,074		609	16	0
	06/2026		$38	ILS	118	0	0
	06/2026		21	NOK	200	0	0

BPS	04/2026	BRL	22,752		$4,353	0	(40)
	04/2026	CLP	577,091		632	9	0
	04/2026	CNH	138		20	0	0
	04/2026	COP	715,591		187	0	(8)
	04/2026	ILS	860		278	5	0
	04/2026	INR	6,528		69	0	0
	04/2026	JPY	23,800		150	0	0
	04/2026	KRW	292,121		195	1	0
	04/2026	PLN	1,210		329	4	(1)
	04/2026	THB	15,876		491	9	0
	04/2026	TWD	4,089		128	0	0
	04/2026		$592	AUD	836	0	(15)
	04/2026		4,132	BRL	22,752	261	0
	04/2026		22	COP	82,771	0	0
	04/2026		744	IDR	12,592,018	0	(2)
	04/2026		142	ILS	449	1	0
	04/2026		98	INR	9,114	0	(2)
	04/2026		182	JPY	29,000	1	0
	04/2026		97	KRW	145,103	0	(1)
	04/2026		298	PHP	17,709	0	(6)
	04/2026		234	PLN	845	0	(7)
	04/2026		260	THB	8,237	0	(10)
	04/2026		410	TWD	13,112	0	(1)
	04/2026	ZAR	3,501		$207	0	0
	05/2026	ILS	448		142	0	(1)
	05/2026	INR	31,423		332	0	(1)
	05/2026	TWD	7,154		222	0	(1)
	05/2026		$130	BRL	682	1	0
	05/2026		166	IDR	2,832,004	0	0
	05/2026		36	THB	1,182	0	0

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	COP	15		$0	$0	$0
	06/2026	IDR	506,501		30	0	0
	06/2026		$614	CLP	561,190	0	(8)
	06/2026		505	IDR	8,494,810	0	(5)
	08/2026		248	ZAR	4,117	0	(7)

BRC	04/2026	HKD	424		$54	0	0
	04/2026	IDR	1,006,728		59	0	0
	04/2026	MYR	79		20	0	0
	04/2026	PLN	466		130	4	0
	04/2026	SEK	4,994		550	23	0
	04/2026	TRY	52,452		1,154	0	(12)
	04/2026	TWD	5,260		164	0	0
	04/2026		$60	IDR	1,006,728	0	(1)
	04/2026		49	MYR	195	0	(1)
	04/2026		13	NOK	127	0	0
	04/2026		30	PLN	108	0	(1)
	04/2026		365	SGD	467	0	(2)
	04/2026		258	TRY	11,830	3	0
	04/2026		20	TWD	641	0	0
	04/2026	ZAR	13,428		$821	28	0
	05/2026	TRY	9,929		213	0	(1)
	05/2026		$441	TRY	20,446	0	0
	07/2026		661	COP	2,508,121	5	0

BSH	04/2026	BRL	700		$123	0	(12)
	04/2026		$134	BRL	700	1	0
	04/2026		2,949	GBP	2,215	0	(17)
	04/2026		1,398	JPY	223,175	8	0
	04/2026		1,310	NZD	2,269	0	(6)
	04/2026		634	PLN	2,294	0	(16)
	05/2026	GBP	2,215		$2,948	17	0
	05/2026	JPY	222,503		1,398	0	(8)
	05/2026	NZD	2,269		1,311	6	0
	05/2026	PEN	593		174	4	0
	09/2026		$596	CLP	524,925	0	(29)
	12/2026	PEN	2,688		$794	31	0
	01/2027		$262	PEN	891	0	(10)

CBK	04/2026	AUD	211		$149	3	0
	04/2026	BRL	974		187	0	(1)
	04/2026	CAD	36		26	1	0
	04/2026	CLP	136,628		150	2	0
	04/2026	CNH	138		20	0	0
	04/2026	COP	510,601		134	0	(5)
	04/2026	EUR	301		350	2	0
	04/2026	GBP	361		480	3	0
	04/2026	IDR	2,191,752		130	1	0
	04/2026	INR	160,610		1,718	22	0
	04/2026	JPY	26,800		170	1	0
	04/2026	KRW	128,804		88	2	0
	04/2026	NOK	380		40	1	0
	04/2026	PEN	952		276	3	0
	04/2026	PHP	4,233		70	0	0
	04/2026	SEK	965		104	2	0
	04/2026	THB	17		1	0	0
	04/2026	TWD	3,786		119	1	0
	04/2026		$186	BRL	974	2	0
	04/2026		723	CLP	658,608	0	(12)
	04/2026		67	CNH	464	0	0
	04/2026		1,075	COP	3,956,049	1	0
	04/2026		1,077	EUR	931	0	(1)
	04/2026		59	IDR	1,004,386	0	0
	04/2026		4,661	INR	429,230	3	(119)
	04/2026		111	PEN	384	0	(1)
	04/2026		11	PLN	39	0	0
	04/2026		133	THB	4,341	0	(1)
	05/2026	PEN	1,297		$374	2	0
	05/2026	THB	3,120		101	6	0
	06/2026	COP	8,467,599		2,254	1	(15)
	06/2026	ILS	507		164	2	0
	06/2026	PEN	197		57	0	0
	06/2026		$120	IDR	2,017,566	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$30	ILS	93	$0	$(1)
	06/2026		150	MXN	2,700	0	(1)
	06/2026		70	PHP	4,251	0	0
	07/2026	COP	177,407		$47	0	(1)
	07/2026	PEN	1,452		430	16	0
	08/2026		$128	ZAR	2,279	5	0
	09/2026	CLP	1,457,315		$1,628	54	0
	09/2026	COP	92,407		24	0	0
	09/2026		$905	CLP	785,659	0	(56)
	09/2026		169	COP	669,045	6	0
	09/2026		93	MXN	1,669	0	(2)
	10/2026		90	PEN	306	0	(3)
	12/2026	PEN	346		$99	1	0
	01/2027		382		113	5	0

CIB	04/2026	CAD	82		60	1	0
	04/2026		$216	CAD	295	0	(4)
	06/2026		29	JPY	4,600	0	0

DUB	04/2026	CZK	1,255		$59	0	0
	04/2026	HKD	2,056		263	0	0
	04/2026	ILS	1,735		560	9	0
	04/2026	INR	62,184		660	4	(1)
	04/2026		$2,285	AUD	3,331	13	0
	04/2026		36	CNH	252	0	0
	04/2026		21	HUF	7,035	0	0
	04/2026		728	INR	68,625	5	(3)
	04/2026		35	PEN	119	0	(1)
	04/2026		2,738	SGD	3,497	0	(18)
	04/2026		157	THB	5,119	0	(1)
	05/2026	AUD	3,331		$2,284	0	(13)
	05/2026	CNH	251		36	0	0
	05/2026	SGD	3,489		2,738	18	0
	06/2026	COP	590,273		158	0	0
	06/2026	THB	5,108		157	1	0
	06/2026		$10	ILS	31	0	0
	06/2026		123	PEN	425	0	(1)
	09/2026	PEN	259		$75	1	0

FAR	04/2026	AUD	1,710		1,212	32	0
	04/2026	CHF	3,039		3,935	135	0
	04/2026	GBP	2,520		3,405	70	0
	04/2026	JPY	95,372		609	9	0
	04/2026	MYR	39		10	0	0
	04/2026	PEN	155		44	0	0
	04/2026	PLN	519		144	4	0
	04/2026	SGD	5		4	0	0
	04/2026		$3,509	CHF	2,796	0	(12)
	04/2026		1,741	JPY	277,874	10	0
	04/2026		20	MYR	78	0	(1)
	04/2026		46	PEN	155	0	(2)
	04/2026		825	SEK	7,788	0	(2)
	04/2026		15	SGD	19	0	0
	05/2026	CHF	2,786		$3,509	12	0
	05/2026	ILS	745		236	0	(2)
	05/2026	JPY	277,034		1,741	0	(10)
	05/2026	SEK	7,775		825	2	0
	05/2026	SGD	19		15	0	0
	06/2026	ILS	636		206	4	0
	06/2026	MXN	4,048		233	8	0
	06/2026		$152	MXN	2,654	0	(5)
	09/2026	PEN	156		$46	2	0
	09/2026		$76	MXN	1,337	0	(2)

GLM	04/2026	BRL	16,949		$3,168	0	(104)
	04/2026	CLP	91,568		100	1	0
	04/2026	COP	109,054		29	0	(1)
	04/2026	ILS	862		277	3	0
	04/2026	INR	22,176		240	5	0
	04/2026	MYR	606		152	2	0
	04/2026	PEN	470		140	5	0
	04/2026	THB	953		29	0	0
	04/2026	TWD	1,599		50	0	0
	04/2026		$3,242	BRL	16,949	30	0

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$64	CNH	440	$0	$0
	04/2026		12	HUF	4,241	0	0
	04/2026		22	IDR	373,599	0	0
	04/2026		40	INR	3,653	0	(1)
	04/2026		351	MXN	6,457	9	0
	04/2026		445	MYR	1,752	0	(12)
	04/2026		135	PEN	470	1	0
	04/2026		10	PLN	36	0	0
	04/2026		199	THB	6,366	0	(6)
	06/2026	CLP	85,400		$97	5	0
	06/2026	COP	509,876		135	0	(1)
	06/2026	IDR	1,175,198		70	1	0
	06/2026	THB	2,901		89	0	0
	06/2026		$2,166	BRL	11,662	56	0
	06/2026		158	IDR	2,682,350	0	(1)
	06/2026		3,071	MXN	53,625	0	(98)
	06/2026		100	PLN	369	0	(1)

JPM	04/2026	BRL	19,900		$3,376	0	(466)
	04/2026	CNH	800		116	0	0
	04/2026	CZK	760		36	0	0
	04/2026	EUR	131		150	0	(1)
	04/2026	HKD	2,400		307	1	0
	04/2026	INR	32,653		347	3	0
	04/2026	KRW	103,826		69	0	0
	04/2026	MXN	17,900		1,000	2	0
	04/2026	PLN	1,060		293	8	0
	04/2026	SGD	3,681		2,921	58	0
	04/2026	TRY	5,433		119	0	(1)
	04/2026	TWD	1,256		39	0	0
	04/2026		$3,813	BRL	19,900	29	0
	04/2026		120	CAD	164	0	(2)
	04/2026		38	CNH	265	0	0
	04/2026		62	HUF	20,684	0	0
	04/2026		70	ILS	218	0	0
	04/2026		347	INR	32,709	1	0
	04/2026		59	KRW	88,788	0	0
	04/2026		100	MXN	1,841	3	0
	04/2026		324	NZD	556	0	(5)
	04/2026		107	PHP	6,470	0	(1)
	04/2026		20	PLN	72	0	(1)
	04/2026		60	SGD	77	0	0
	04/2026		4	TRY	191	0	0
	04/2026		39	TWD	1,256	0	0
	04/2026	ZAR	38,997		$2,333	32	0
	05/2026	AUD	180		123	0	(1)
	05/2026	CNH	264		38	0	0
	05/2026	DKK	2,498		385	0	(2)
	05/2026	MXN	3,457		193	1	0
	05/2026	SGD	77		60	0	0
	06/2026	AUD	100		71	2	0
	06/2026	CAD	100		73	1	0
	06/2026	CLP	27,452		30	0	0
	06/2026	ILS	626		202	2	0
	06/2026	MXN	11,566		647	6	0
	06/2026	PHP	2,407		40	0	0
	06/2026		$265	ILS	822	0	(3)
	06/2026		10	JPY	1,600	0	0
	06/2026	ZAR	1,200		$68	0	(3)

MBC	04/2026	CHF	171		216	2	0
	04/2026	DKK	3,208		507	11	0
	04/2026	EUR	341		394	1	(1)
	04/2026	INR	64,069		696	19	0
	04/2026	JPY	176,099		1,126	16	0
	04/2026	NOK	5,349		547	0	(6)
	04/2026	SEK	1,835		196	2	0
	04/2026	SGD	105		82	1	0
	04/2026	THB	7,519		237	8	0
	04/2026		$355	AUD	512	0	(2)
	04/2026		414	CHF	324	0	(9)
	04/2026		889	GBP	666	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$40	IDR	678,453	$0	$0
	04/2026		1,240	JPY	197,295	4	(1)
	04/2026		939	KRW	1,374,304	0	(25)
	04/2026		87	MXN	1,605	3	0
	04/2026		213	NOK	2,036	0	(3)
	05/2026	JPY	85,635		$537	0	(4)
	05/2026	THB	3,242		105	6	0
	05/2026		$523	NOK	5,114	6	0
	06/2026	COP	829,816		$221	0	(1)
	06/2026	IDR	2,087,366		123	0	0
	06/2026	MXN	236		13	0	0

MYI	04/2026	MYR	354		90	3	0
	04/2026		$90	CZK	1,891	0	(1)
	04/2026		374	EUR	323	0	0
	04/2026		103	ILS	317	0	(3)
	04/2026		52	MXN	941	1	0
	04/2026		422	PLN	1,493	0	(20)
	06/2026	CLP	41,843		$46	0	0
	06/2026	EUR	200		233	1	0
	06/2026	NOK	800		83	0	0
	06/2026	SEK	500		54	1	0
	06/2026		$88	ILS	270	0	(2)

NGF	04/2026		371	NOK	3,569	0	(3)
	04/2026		608	TRY	27,791	9	0
	05/2026	TRY	4,821		$104	0	0

RBC	04/2026	INR	6,683		71	0	0

RYL	04/2026		$108	DKK	695	0	0

SCX	04/2026	COP	2,197,588		$574	0	(24)
	04/2026	JPY	85,776		549	9	0
	04/2026	KRW	331,633		222	2	0
	04/2026	NZD	2,825		1,689	66	0
	04/2026	THB	457		14	1	0
	04/2026	TWD	2,938		92	0	0
	04/2026		$1,088	CAD	1,506	0	(5)
	04/2026		627	INR	57,258	0	(23)
	04/2026		100	PLN	360	0	(3)
	04/2026		1,378	TWD	43,965	0	(4)
	05/2026	CAD	1,504		$1,088	5	0
	06/2026		$225	IDR	3,794,707	0	(2)

SOG	04/2026	CNH	69		$10	0	0
	04/2026	EUR	16,364		19,369	456	0
	04/2026	HKD	985		126	0	0
	04/2026	JPY	359,484		2,310	45	0
	04/2026		$112	CHF	89	0	0
	04/2026		18,393	EUR	15,939	30	0
	05/2026	CHF	89		$112	0	0
	05/2026	EUR	15,939		18,422	0	(29)
	06/2026	IDR	672,916		40	0	0
	06/2026	ILS	480		156	3	0
	06/2026	PEN	14,485		4,299	153	0
	06/2026		$117	EUR	100	0	(1)
	06/2026		20	IDR	338,154	0	0
	06/2026		11	SEK	100	0	0

SSB	04/2026	AUD	2,758		$1,962	60	0
	04/2026	JPY	421		3	0	0
	06/2026	PLN	366		100	2	0
	08/2026	COP	9,416,097		2,469	0	(17)

UAG	04/2026	CZK	1,537		73	1	0
	04/2026	INR	15,564		169	5	0
	04/2026	PLN	950		261	5	0
	04/2026	SGD	77		60	0	0
	04/2026	THB	4,972		153	2	0
	04/2026		$367	PLN	1,327	0	(10)
	04/2026		223	THB	7,195	0	(5)
	06/2026	COP	880,950		$231	0	(5)
	06/2026	ILS	759		246	4	0
	06/2026	MXN	300		17	0	0
	06/2026		$17	COP	66,130	1	0

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received		Unrealized Appreciation/ (Depreciation)
					Asset	Liability
	06/2026	$50	ILS	156	$0	$0
	06/2026	200	MXN	3,496	0	(6)

Total Forward Foreign Currency Contracts					$2,214	$(1,520)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	39,500	$74	$74
	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650	06/17/2026	10,600	19	25

						$93	$99

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,500	$5	$5
	Call - OTC USD versus HKD		7.800	08/24/2026	5,300	7	8
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	360	4	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	230	2	1
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,020	45	73

GLM	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	530	8	16
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	240	3	1

MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,800	2	3
	Call - OTC USD versus HKD		7.800	08/24/2026	2,000	3	3

						$80	$112

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	23,000	$16	$35
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.268	04/02/2026	3,000	7	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443	06/18/2026	2,100	13	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.449	04/06/2026	2,800	4	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	2,250	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	4,200	3	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	84
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	80

BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.889	04/30/2026	2,000	8	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.651	06/24/2026	1,800	15	16
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.599	06/25/2026	2,000	17	16

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,400	194	164

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	139,900	703	508
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	139,900	703	903
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,300	17	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	221
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	180

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.463%	04/14/2026	2,200	$10	$2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.075	04/06/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.033	05/07/2026	1,100	6	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	124
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	137
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,400	436	328
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,100	573	484

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,500	24	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.300	06/02/2026	2,000	12	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.219	06/04/2026	1,600	8	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,600	229	202
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,600	229	222
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	1,000	70	84
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	1,000	70	64

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,600	19	47
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	34
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,600	18	38
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,800	36	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,500	50	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,500	37	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	51

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,300	114	102
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,300	114	110

							$5,160	$4,679

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	$99.094	05/06/2026	13,800	$4	$12

Total Purchased Options					$5,337	$4,902

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500%	05/20/2026	19,600	$(25)	$(6)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	25,900	(48)	(16)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	2,700	(3)	(2)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	06/17/2026	13,300	(19)	(5)
	Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	06/17/2026	2,300	(4)	(3)

						$ (99)	$ (32)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,500	$(2)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	5,300	(3)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	360	(1)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	230	(1)	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,050	(43)	(66)

GLM	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	530	(1)	(3)
	Call - OTC USD versus BRL		5.700	04/23/2026	530	(4)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	(1)	0

JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	240	(1)	(1)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MBC	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,800	$(1)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,000	(1)	(1)

						$(59)	$(76)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.768%	04/02/2026	1,500	$(7)	$(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,700	(13)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.783	06/18/2026	2,100	(13)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.049	04/06/2026	1,800	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	04/20/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	100	0	(1)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.589	04/30/2026	2,100	(8)	(8)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.951	06/24/2026	1,800	(16)	(11)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.899	06/25/2026	2,000	(16)	(14)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	900	(1)	(3)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,400	(17)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	05/06/2026	3,000	(3)	(10)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.763	04/14/2026	2,500	(10)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.733	05/07/2026	1,300	(7)	(6)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,600	(24)	(34)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/02/2026	2,400	(12)	(34)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)

							$(154)	$(188)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	1,500	$(3)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	1,500	(3)	(8)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.234	04/06/2026	800	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	97.281	06/04/2026	700	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	100.281	06/04/2026	700	(1)	(1)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	800	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	2,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 06/01/2056	96.102	06/04/2026	1,600	(8)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	300	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	500	(1)	(2)

					$(30)	$(23)

Total Written Options					$(342)	$(319)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.662%	$	100	$(1)	$1	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR 560	$126	$(14)	$112	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,190	274	(36)	238	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	840	191	(23)	168	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,820	421	(56)	365	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	290	67	(9)	58	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$ 599	(9)	5	0	(4)

						$1,070	$(133)	$941	$(4)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	RU20INTR Index	368	4.090% (SOFR less a specified spread)	Monthly	12/09/2026	$	5,051	$0	$(18)	$0	$(18)

BPS	Receive	RADMFENT Index	1,492	4.240% (SOFR plus a specified spread)	Monthly	04/15/2026		3,250	0	(13)	0	(13)
	Receive	RADMFENT Index	4,296	4.170% (SOFR plus a specified spread)	Monthly	05/20/2026		9,358	0	(36)	0	(36)
	Receive	RU20INTR Index	32	3.770% (SOFR plus a specified spread)	Monthly	06/03/2026		439	0	(1)	0	(1)

CIB	Receive	RU20INTR Index	309	3.970% (SOFR plus a specified spread)	Monthly	07/08/2026		4,241	0	(15)	0	(15)

GST	Receive	RU20INTR Index	30	3.770% (SOFR plus a specified spread)	Monthly	05/20/2026		412	0	(1)	0	(1)

JPM	Pay	S&P 500 Total Return Index	292	4.240% (SOFR plus a specified spread)	Monthly	04/01/2026		4,475	0	239	239	0
	Receive	ERAUSLT Index	104	3.850% (SOFR plus a specified spread)	Monthly	04/15/2026		870	0	(2)	0	(2)
	Receive	RADMFXNT Index	200	3.940% (SOFR plus a specified spread)	Monthly	05/20/2026		486	0	(2)	0	(2)
	Receive	RADMFENT Index	724	3.950% (SOFR plus a specified spread)	Monthly	06/03/2026		1,760	0	(6)	0	(6)
	Receive	NDDUEAFE Index	2,251	3.925% (SOFR plus a specified spread)	Monthly	07/08/2026		23,575	0	(83)	0	(83)
	Receive	RADMFENT Index	740	3.950% (SOFR plus a specified spread)	Monthly	07/08/2026		1,799	0	(6)	0	(6)
	Receive	RADMFENT Index	6,794	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026		14,799	0	(58)	0	(58)
	Receive	RADMFENT Index	37	3.660% (SOFR plus a specified spread)	Monthly	07/15/2026		105	0	0	0	0
	Receive	RADMFENT Index	5,916	3.940% (SOFR plus a specified spread)	Monthly	07/15/2026		14,378	0	(50)	0	(50)
	Receive	ERADXULN Index	682	4.040% (SOFR plus a specified spread)	Monthly	09/23/2026		1,904	0	(7)	0	(7)
	Receive	ERAUSLT Index	1,780	4.180% (SOFR plus a specified spread)	Monthly	12/09/2026		14,894	0	(54)	0	(54)

MEI	Receive	ERAEMLN Index	4,762	4.280% (SOFR plus a specified spread)	Monthly	07/08/2026		13,865	0	(52)	0	(52)
	Receive	ERAEMLN Index	1,291	4.240% (SOFR plus a specified spread)	Monthly	08/05/2026		3,759	0	(14)	0	(14)
	Receive	ERADXULN Index	490	3.910% (SOFR plus a specified spread)	Monthly	08/19/2026		1,368	0	(5)	0	(5)

MYI	Receive	ERADXULT Index	247	4.580% (SOFR plus a specified spread)	Monthly	04/01/2026		1,006	0	(55)	0	(55)
	Receive	RU20INTR Index	23	3.930% (SOFR plus a specified spread)	Monthly	05/05/2026		316	0	(1)	0	(1)
	Receive	NDDUEAFE Index	255	3.930% (SOFR plus a specified spread)	Monthly	05/20/2026		2,671	0	(9)	0	(9)
	Receive	ERADXULN Index	3,775	3.870% (SOFR plus a specified spread)	Monthly	06/03/2026		10,539	0	(35)	0	(35)
	Receive	NDDUEAFE Index	646	3.940% (SOFR plus a specified spread)	Monthly	06/03/2026		6,766	0	(24)	0	(24)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Receive	ERAUSLT Index	199	4.080% (SOFR plus a specified spread)	Monthly	06/10/2026	$	1,665	$0	$(5)	$0	$(5)
	Receive	NDDUEAFE Index	54	3.890% (SOFR plus a specified spread)	Monthly	07/08/2026		566	0	(2)	0	(2)
	Receive	NDDUEAFE Index	100	4.005% (SOFR plus a specified spread)	Monthly	11/18/2026		1,047	0	(4)	0	(4)

UAG	Pay	S&P 500 Total Return Index	20	4.205% (SOFR plus a specified spread)	Monthly	04/01/2026		306	0	16	16	0

									$0	$(303)	$255	$(558)

Total Swap Agreements									$1,069	$(435)	$1,196	$(562)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$93	$504	$112	$709	$(57)	$(113)	$(18)	$(188)	$521	$302	$823
BPS	292	38	238	568	(116)	(33)	(50)	(199)	369	1,277	1,646
BRC	63	279	0	342	(18)	(3)	0	(21)	321	0	321
BSH	67	0	0	67	(98)	0	0	(98)	(31)	0	(31)
CBK	148	0	168	316	(220)	0	0	(220)	96	0	96
CIB	1	0	0	1	(4)	0	(15)	(19)	(18)	264	246
DUB	51	1,813	0	1,864	(38)	(30)	0	(68)	1,796	0	1796
FAR	288	0	0	288	(36)	0	0	(36)	252	(260)	(8)
GLM	118	1,097	0	1,215	(225)	(20)	0	(245)	970	311	1,281
GST	0	99	0	99	0	(32)	(1)	(33)	66	(130)	(64)
JPM	149	586	604	1,339	(486)	(69)	(268)	(823)	516	7,802	8,318
MBC	79	6	0	85	(59)	(2)	0	(61)	24	0	24
MEI	0	0	0	0	0	0	(71)	(71)	(71)	1,535	1,464
MSC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYC	0	256	58	314	0	(2)	0	(2)	312	(280)	32
MYI	6	0	0	6	(26)	0	(135)	(161)	(155)	2,278	2,123
NGF	9	212	0	221	(3)	0	0	(3)	218	0	218
SAL	0	12	0	12	0	(9)	(4)	(13)	(1)	0	(1)
SCX	83	0	0	83	(61)	0	0	(61)	22	0	22
SOG	687	0	0	687	(30)	0	0	(30)	657	(660)	(3)
SSB	62	0	0	62	(17)	0	0	(17)	45	0	45
UAG	18	0	16	34	(26)	0	0	(26)	8	0	8

Total Over the Counter	$2,214	$4,902	$1,196	$8,312	$(1,520)	$(319)	$(562)	$(2,401)

(j)

Securities with an aggregate market value of $13,769 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2	$0	$0	$0	$0	$2
Futures	0	0	0	0	213	213
Swap Agreements	0	7	0	0	323	330

	$2	$7	$0	$0	$536	$545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,214	$0	$2,214
Purchased Options	0	99	0	112	4,691	4,902
Swap Agreements	0	941	255	0	0	1,196

	$0	$1,040	$255	$2,326	$4,691	$8,312

	$2	$1,047	$255	$2,326	$5,227	$8,857

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$6	$0	$0	$0	$128	$134
Swap Agreements	0	64	0	0	198	262

	$6	$64	$0	$0	$326	$396

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,520	$0	$1,520
Written Options	0	32	0	76	211	319
Swap Agreements	0	4	558	0	0	562

	$0	$36	$558	$1,596	$211	$2,401

	$6	$100	$558	$1,596	$537	$2,797

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$144	$144
Futures	0	0	(187)	0	562	375
Swap Agreements	0	200	0	0	679	879

	$0	$200	$(187)	$0	$1,385	$1,398

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,107)	$0	$(5,107)
Purchased Options	0	0	0	5	(148)	(143)
Written Options	0	81	0	27	173	281
Swap Agreements	0	299	45,056	0	0	45,355

	$0	$380	$45,056	$(5,075)	$25	$40,386

	$0	$580	$44,869	$(5,075)	$1,410	$41,784

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(8)	$0	$0	$0	$0	$(8)
Futures	(98)	0	0	0	(793)	(891)
Swap Agreements	0	(46)	0	0	(497)	(543)

	$(106)	$(46)	$0	$0	$(1,290)	$(1,442)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,313	$0	$1,313
Purchased Options	0	7	0	32	(456)	(417)
Written Options	0	67	0	(17)	(62)	(12)
Swap Agreements	0	(100)	238	0	0	138

	$0	$(26)	$238	$1,328	$(518)	$1,022

	$(106)	$(72)	$238	$1,328	$(1,808)	$(420)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,483	$0	$4,483
Industrials	0	1,634	0	1,634
Utilities	0	676	0	676
Municipal Bonds & Notes
Washington	0	344	0	344
U.S. Government Agencies	0	155,738	0	155,738
U.S. Treasury Obligations	0	5,450	0	5,450
Non-Agency Mortgage-Backed Securities	0	20,289	0	20,289
Asset-Backed Securities
Automobile Sequential	0	2,211	0	2,211
CMBS Other	0	1,811	0	1,811
Home Equity Other	0	5,384	0	5,384
Whole Loan Collateral	0	289	0	289
Other ABS	0	19,846	0	19,846
Sovereign Issues	0	18,560	0	18,560
Short-Term Instruments
Commercial Paper	0	12,967	0	12,967
Repurchase Agreements	0	8,800	0	8,800
Egypt Treasury Bills	0	3	0	3
South Africa Treasury Bills	0	70	0	70
Turkey Treasury Bills	0	112	0	112
U.S. Treasury Bills	0	11,438	0	11,438

	$0	$270,105	$0	$270,105

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,661	$0	$0	$11,661

Total Investments	$11,661	$270,105	$0	$281,766

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,267)	$0	$(23,267)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	123	417	0	540
Over the counter	0	8,312	0	8,312

	$123	$8,729	$0	$8,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(123)	(273)	0	(396)
Over the counter	0	(2,401)	0	(2,401)

	$(123)	$(2,674)	$0	$(2,797)

Total Financial Derivative Instruments	$0	$6,055	$0	$6,055

Totals	$11,661	$252,893	$0	$264,554

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 199.0%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.5%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$196

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		21	20

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,100	336

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,100	1,261

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	348

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	63	8
1.500% due 10/01/2053		2,304	276
2.000% due 10/01/2053		3,934	505

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		3,909	457

Nykredit Realkredit AS
2.000% due 10/01/2053		11	1

Realkredit Danmark AS
1.500% due 10/01/2053		46,205	5,694
2.000% due 10/01/2053		1,756	206
2.500% due 04/01/2047		1	0
3.000% due 10/01/2053		9,717	1,404

UBS Group AG
1.000% due 06/24/2027 •	EUR	100	115
2.125% due 11/15/2029 •	GBP	100	123
2.875% due 04/02/2032 •	EUR	100	111

			11,061

INDUSTRIALS 0.6%

Beignet Investor LLC
6.581% due 05/30/2049		$8,800	9,055

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	1,200	1,377
6.375% due 06/15/2051		1,600	1,837

			12,269

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032		$46	40
5.401% due 07/02/2037		282	281

			321

Total Corporate Bonds & Notes (Cost $25,196)			23,651

U.S. GOVERNMENT AGENCIES 21.7%

Federal Home Loan Mortgage Corp.
4.000% due 04/01/2050 - 01/01/2053		409	388
4.500% due 07/01/2052 - 08/01/2052		280	272
5.500% due 08/01/2054		29,798	29,974
6.000% due 02/01/2054		64	65
6.040% due 07/01/2036 •		4	4
6.181% due 10/01/2036 •		1	1
6.195% due 09/01/2036 •		1	1
6.500% due 10/01/2053 - 02/01/2054		290	300

Federal Home Loan Mortgage Corp. REMICS
4.167% due 07/15/2036 •		11	10
4.237% due 05/15/2032 •		68	67
4.387% due 12/15/2037 •		16	16
4.407% due 10/15/2037 •		31	31
4.602% due 11/25/2054 •		7,799	7,850
4.612% due 10/25/2054 - 03/25/2055 •		2,642	2,669
4.812% due 03/25/2055 •		2,956	2,977
4.962% due 03/25/2055 •		1,429	1,440

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. STRIPS
4.237% due 09/15/2042 •	$1	$1

Federal National Mortgage Association
3.500% due 02/01/2045 - 05/01/2052	307	282
4.000% due 09/01/2048 - 08/01/2052	1,685	1,592
4.500% due 09/01/2052	531	515
5.114% due 09/01/2044 - 10/01/2044 •	1	1
6.000% due 03/01/2054	13,792	14,067
6.383% due 05/01/2038 •	134	139

Federal National Mortgage Association REMICS
4.026% due 06/25/2048 •	2,621	2,573
4.206% due 10/25/2036 •	1	1
4.226% due 08/25/2037 •	29	29
4.692% due 06/25/2055 •	1,598	1,614
4.812% due 03/25/2055 •	1,627	1,639
4.822% due 03/25/2055 •	1,589	1,602

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	70	0
3.500% due 06/20/2052-03/20/2056	61,325	56,562

Government National Mortgage Association REMICS
4.082% due 10/20/2043 •	177	171
4.190% due 02/20/2049 •	297	292
4.573% due 07/20/2073 •	17,651	17,895
4.773% due 05/20/2073 •	376	385
4.843% due 09/20/2055 •	18,988	19,083
4.927% due 08/20/2068 •	514	519

U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	1	1
5.510% due 11/01/2027	1	1
6.770% due 11/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	67,600	63,721
4.500% due 05/01/2056 - 06/01/2056	94,700	91,278
6.000% due 06/01/2056 - 07/01/2056	101,600	103,401
6.500% due 05/01/2056 - 06/01/2056	54,000	55,820

Total U.S. Government Agencies (Cost $479,004)		479,251

U.S. TREASURY OBLIGATIONS 107.5%

U.S. Treasury Bonds
4.875% due 08/15/2045 (o)	288	287

U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051 (o)	16,126	8,587
0.125% due 02/15/2052 (o)	21,146	10,991
0.250% due 02/15/2050	23,908	13,550
0.625% due 02/15/2043	27,776	20,485
0.750% due 02/15/2042	35,364	27,274
0.750% due 02/15/2045	41,156	29,600
0.875% due 02/15/2047	32,072	22,772
1.000% due 02/15/2046	27,038	20,076
1.000% due 02/15/2048	25,980	18,680
1.000% due 02/15/2049 (o)	26,059	18,467
1.375% due 02/15/2044	42,084	34,808
1.500% due 02/15/2053	32,384	24,851
1.750% due 01/15/2028 (m)	18,585	18,856
2.125% due 02/15/2040 (o)	7,454	7,303
2.125% due 02/15/2041 (k)(o)	12,308	11,921
2.125% due 02/15/2054	29,141	25,721
2.375% due 01/15/2027	25,319	25,765
2.375% due 02/15/2055 (k)	30,404	28,288
2.375% due 02/15/2056 (o)	6,021	5,598
2.500% due 01/15/2029 (m)	14,239	14,774
3.375% due 04/15/2032 (o)	134	148
3.875% due 04/15/2029 (m)(o)	924	997
0.125% due 07/15/2026	12,816	13,001
0.125% due 10/15/2026 (k)	56,174	56,660
0.125% due 04/15/2027 (m)	30,984	30,811
0.125% due 01/15/2030 (k)	75,526	72,309

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2030 (k)		$72,554	$69,086
0.125% due 01/15/2031 (k)		39,640	37,280
0.125% due 07/15/2031 (k)		76,820	71,798
0.125% due 01/15/2032 (k)		112,393	103,471
0.250% due 07/15/2029 (k)		60,010	58,382
0.375% due 01/15/2027 (k)		45,101	45,193
0.375% due 07/15/2027		44,105	44,104
0.500% due 01/15/2028 (k)		44,819	44,484
0.625% due 07/15/2032 (k)		88,761	83,776
0.750% due 07/15/2028 (k)		38,738	38,636
0.875% due 01/15/2029 (k)(m)(o)		67,736	67,257
1.125% due 10/15/2030 (k)		124,769	123,690
1.125% due 01/15/2033 (k)		90,289	86,992
1.250% due 04/15/2028 (k)(m)(o)		70,692	70,987
1.375% due 07/15/2033 (k)(o)		79,561	77,802
1.625% due 10/15/2027 (k)		59,394	60,334
1.625% due 10/15/2029 (k)		78,446	79,712
1.625% due 04/15/2030 (k)		87,043	87,943
1.750% due 01/15/2034 (k)		75,857	75,566
1.875% due 07/15/2034 (k)		106,234	106,797
1.875% due 07/15/2035 (k)		100,067	99,609
1.875% due 01/15/2036 (k)		28,925	28,586
2.125% due 04/15/2029 (k)		75,071	77,093
2.125% due 01/15/2035 (k)		95,630	97,276
2.375% due 10/15/2028 (k)		75,704	78,397

U.S. Treasury Notes
4.250% due 08/15/2035 (o)		451	449

Total U.S. Treasury Obligations (Cost $2,387,125)			2,377,280

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

Alliance Bancorp Trust
4.273% due 07/25/2037 •		1,182	1,063

Banc of America Funding Trust
4.322% due 05/20/2036 ~		19	17

Bear Stearns ALT-A Trust
4.686% due 07/25/2035 ~		46	28

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~		9	7
4.335% due 02/25/2036 ~		20	19
5.377% due 01/25/2035 ~		3	3
6.470% due 01/25/2035 ~		6	6

Chase Mortgage Finance Trust
5.538% due 02/25/2037 ~		6	6
6.447% due 02/25/2037 ~		2	2

CHL Mortgage Pass-Through Trust
4.551% due 08/20/2035 ~		69	65
4.656% due 11/20/2034 ~		8	7
5.500% due 01/25/2035		13	13
6.000% due 04/25/2036		38	18

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •		2	2

Citigroup Mortgage Loan Trust, Inc.
6.033% due 03/25/2034 ~		4	4
6.040% due 11/25/2035 •		2	2

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		865	710
5.500% due 11/25/2035		7	6
6.000% due 03/25/2037		647	205
6.500% due 09/25/2037		164	60

CSFB Mortgage-Backed Pass-Through Certificates
4.493% due 10/25/2035 •		36	15

CSMC Trust
4.945% due 10/26/2036 ~		2	2

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.629% due 04/25/2047 •		107	98

Eurosail-U.K. PLC
4.815% due 06/13/2045 •	GBP	28	38

First Horizon Alternative Mortgage Securities Trust
4.647% due 04/25/2035 ~		$10	10
6.000% due 02/25/2037		58	20

Government National Mortgage Association REMICS
4.443% due 09/20/2075 •		17,974	18,143

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
4.478% due 01/25/2036 ~		$5	$5
4.741% due 11/25/2035 ~		3	3

HarborView Mortgage Loan Trust
4.051% due 03/19/2037 •		53	50
4.201% due 12/19/2036 •		740	623
4.231% due 05/19/2035 •		35	34
4.411% due 11/19/2035 •		21	13
4.470% due 06/20/2035 •		27	26

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~		12	9

IndyMac INDX Mortgage Loan Trust
4.213% due 07/25/2036 •		67	66
4.353% due 07/25/2035 •		304	219

JP Morgan Alternative Loan Trust
4.193% due 06/25/2037 •		801	291
6.810% due 08/25/2036 þ		72	71

MASTR Adjustable Rate Mortgages Trust
5.598% due 11/21/2034 ~		6	6

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.527% due 09/15/2030 •		1	1

Merrill Lynch Mortgage Investors Trust
4.796% due 06/25/2035 ~		7	7
4.987% due 12/25/2034 ~		3	2

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		304	295

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	26,400	18,215

RALI Trust
6.000% due 09/25/2036		$46	36

Residential Asset Securitization Trust
4.193% due 05/25/2035 •		130	75
5.750% due 03/25/2037		50	14
6.500% due 09/25/2036		868	246

Structured Adjustable Rate Mortgage Loan Trust
4.732% due 11/25/2034 •		43	41
4.752% due 03/25/2036 ~		13	11

Structured Asset Mortgage Investments II Trust
4.213% due 05/25/2036 •		5	4
4.471% due 05/19/2035 •		2	2

Thornburg Mortgage Securities Trust
5.836% due 03/25/2037 •		140	100

WaMu Mortgage Pass-Through Certificates Trust
4.266% due 08/25/2036 ~		1	1
4.533% due 11/25/2034 •		10	10
4.533% due 01/25/2045 •		13	13
4.593% due 01/25/2045 •		14	14
4.923% due 01/25/2035 ~		2	2
5.298% due 06/25/2034 ~		2	2
5.902% due 10/25/2034 ~		1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		8	7

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~		10	10

Total Non-Agency Mortgage-Backed Securities (Cost $41,239)			41,094

ASSET-BACKED SECURITIES 7.4%

CMBS OTHER 0.9%

Acore Issuer LLC
5.125% due 08/20/2043 •		10,800	10,794

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		5,400	5,397

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •		1,404	1,407

MF1 Ltd.
4.874% due 10/16/2036 •		2,154	2,155

Starwood Ltd.
4.994% due 04/18/2038 •		705	705

			20,458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 1.3%

ACE Securities Corp. Home Equity Loan Trust
4.693% due 12/25/2034 •	$34	$32
4.918% due 04/25/2035 •	2,000	1,842

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	56	52

Asset-Backed Securities Corp. Home Equity Loan Trust
4.253% due 11/25/2036 •	296	292

Bear Stearns Asset-Backed Securities I Trust
4.453% due 02/25/2036 •	471	468

BNC Mortgage Loan Trust
4.113% due 11/25/2036 •	243	238

Citigroup Mortgage Loan Trust, Inc.
4.198% due 05/25/2037 •	2,400	2,246

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	67	67

Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •	1,934	1,866
4.073% due 05/25/2035 •	183	178
4.073% due 07/25/2037 •	54	50
4.193% due 09/25/2037 •	15	14
4.273% due 05/25/2036 •	634	538
4.573% due 11/25/2034 •	19	18
4.828% due 12/25/2035 •	258	255
5.518% due 11/25/2034 •	2,920	2,668
5.805% due 04/25/2036 ~	40	38

Fremont Home Loan Trust
4.063% due 10/25/2036 •	84	78
4.073% due 01/25/2037 •	165	85
4.273% due 10/25/2036 •	614	243
4.633% due 03/25/2035 •	1,701	1,446

GSAMP Trust
4.193% due 11/25/2036 •	78	36
4.528% due 09/25/2035 •	3	3
4.768% due 03/25/2035 •	86	84

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	75	59
4.843% due 11/25/2034 •	13	13

HSI Asset Securitization Corp. Trust
4.333% due 02/25/2036 •	15	15

Long Beach Mortgage Loan Trust
4.033% due 08/25/2036 •	67	26

MASTR Asset-Backed Securities Trust
4.133% due 06/25/2036 •	173	163

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2037 •	1,255	348
4.513% due 10/25/2035 •	1,223	1,203

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 10/25/2036 •	460	416
4.693% due 05/25/2034 •	1,152	1,125
4.828% due 07/25/2035 •	311	307

Option One Mortgage Loan Trust
4.033% due 04/25/2037 •	2,547	1,264
4.073% due 01/25/2037 •	176	115
4.073% due 03/25/2037 •	135	90

Ownit Mortgage Loan Trust
4.073% due 09/25/2037 •	3,701	3,314

Renaissance Home Equity Loan Trust
4.653% due 06/25/2033 •	1,139	1,032
4.893% due 09/25/2037 •	726	286
5.294% due 01/25/2037 þ	7,262	2,145

Residential Asset Securities Corporation Trust
4.073% due 09/25/2036 •	728	725
4.273% due 08/25/2036 •	250	224

Saxon Asset Securities Trust
4.103% due 09/25/2037 •	37	36

Securitized Asset-Backed Receivables LLC Trust
4.468% due 10/25/2035 •	943	923

Soundview Home Loan Trust
3.993% due 06/25/2037 •	619	429
4.743% due 10/25/2037 •	78	62

Structured Asset Securities Corp. Mortgage Loan Trust
4.363% due 10/25/2036 •	111	111

Wells Fargo Home Equity Asset-Backed Securities Trust
6.193% due 12/25/2034 •	52	52

		27,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		$751	$718

WHOLE LOAN COLLATERAL 0.6%

Bear Stearns Asset-Backed Securities Trust
4.793% due 09/25/2046 •		23	21

Citigroup Mortgage Loan Trust
4.498% due 03/25/2037 •		4,100	4,011

Citigroup Mortgage Loan Trust, Inc.
4.288% due 10/25/2036 •		241	239

First Franklin Mortgage Loan Trust
4.498% due 11/25/2036 •		325	320
4.663% due 09/25/2035 •		29	29

IndyMac INDB Mortgage Loan Trust
3.933% due 07/25/2036 •		812	254

Lehman XS Trust
4.743% due 06/25/2036 þ		120	117

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.553% due 12/25/2035 •		270	269

Securitized Asset-Backed Receivables LLC Trust
4.293% due 05/25/2036 •		777	417

Specialty Underwriting & Residential Finance Trust
4.113% due 09/25/2037 •		9,538	4,657
4.193% due 04/25/2037 •		2,484	1,842

			12,176

OTHER ABS 4.6%

522 Funding CLO Ltd.
4.969% due 10/20/2031 •		12	11

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		3,000	3,001

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		2,800	2,801

Arbour CLO DAC
3.314% due 05/15/2038 •	EUR	3,500	4,048

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		$6,700	6,702

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	131	151
3.277% due 01/22/2038 •		1,400	1,617

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •		269	312

BlueMountain Fuji EUR CLO V DAC
2.926% due 01/15/2033 •		980	1,134

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		800	922

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,000	2,308

Capital Street Master Trust
5.022% due 10/16/2028 •		$1,000	1,001

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	378	438

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		$5,700	5,704

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		1,900	1,901

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		49	49

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •	EUR	533	617

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •		737	853

Euro-Galaxy III CLO DAC
2.650% due 04/24/2034 •		257	297

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		$1,950	1,952

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		3,400	3,401

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •	EUR	1,100	$1,272

Hayfin Emerald CLO X DAC
3.286% due 10/18/2039 •		4,600	5,314

Henley CLO VI DAC
3.030% due 06/10/2034 •		1,900	2,193

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$4,500	4,504

Jubilee CLO DAC
2.666% due 04/15/2031 •	EUR	336	389

KKR CLO 11 Ltd.
5.114% due 01/15/2031 •		$113	113

LCM 39 Ltd.
4.703% due 10/15/2034 •		3,000	3,000

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		1,200	1,199

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •	EUR	52	60

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$16	16

Nelnet Student Loan Trust
4.610% due 02/21/2061		5,371	5,306
4.973% due 02/21/2061 •		2,110	2,121

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		1,500	1,500

Palmer Square European Loan Funding DAC
2.866% due 10/15/2034 •	EUR	1,085	1,253

Providus CLO VII DAC
3.181% due 07/15/2038 •		3,500	4,033

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •		1,100	1,271

Sculptor European CLO IV DAC
3.238% due 04/27/2038 •		4,800	5,547

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •		$1,405	1,407

Toro European CLO 2 DAC
3.020% due 07/25/2034 •	EUR	3,600	4,160

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		$3,100	3,101

Trysail CLO Ltd.
4.907% due 10/20/2033 •		1,100	1,101

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		1,263	1,264

Voya Euro CLO IV DAC
2.986% due 10/15/2034 •	EUR	10,770	12,425

			101,769

Total Asset-Backed Securities (Cost $166,796)			162,441

SOVEREIGN ISSUES 7.3%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	119,400	22,323
0.000% due 10/01/2026 (e)		192,500	34,816

Canada Government Real Return Bonds
4.250% due 12/01/2026	CAD	1,251	929

French Republic Government Bonds OAT
0.100% due 07/25/2031 (g)	EUR	5,372	6,022

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (g)		2,476	2,834
1.800% due 05/15/2036 (g)		931	1,083

Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (g)	JPY	358,102	2,174
0.005% due 03/10/2035 (g)		1,349,687	8,126
0.100% due 03/10/2028 (g)		1,522,731	9,628
0.100% due 03/10/2029 (g)		3,255,536	20,451

Japan Government Thirty Year Bonds
3.400% due 12/20/2055		1,850,000	11,138

Mexico Government International Bonds
5.850% due 07/02/2032		$400	402
6.625% due 01/29/2038		400	409

U.K. Gilts
4.000% due 10/22/2031	GBP	31,100	40,145

Total Sovereign Issues (Cost $171,410)			160,480

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.2%

CONSUMER DISCRETIONARY 0.1%

Hilton Worldwide Holdings, Inc.	3,072	$934

Marriott International, Inc. Class A	2,846	931

		1,865

REAL ESTATE 0.1%

CBRE Group, Inc. Class A (c)	6,936	940

Cushman & Wakefield Ltd. (c)	68,542	840

Jones Lang LaSalle, Inc. (c)	3,290	1,001

		2,781

Total Common Stocks (Cost $5,117)		4,646

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(h)	223,000	224

Total Preferred Securities (Cost $229)		224

REAL ESTATE INVESTMENT TRUSTS 25.2%

REAL ESTATE 25.2%

Acadia Realty Trust	66,871	1,279

Agree Realty Corp.	52,967	3,993

Alexandria Real Estate Equities, Inc.	79,314	3,682

American Assets Trust, Inc.	4,062	75

American Healthcare REIT, Inc.	163,175	7,695

American Homes 4 Rent	137,988	3,853

Americold Realty Trust, Inc.	75,976	871

Apartment Investment & Management Co.	13,644	56

Apple Hospitality REIT, Inc.	112,255	1,292

AvalonBay Communities, Inc.	68,607	11,207

Brandywine Realty Trust	14,213	38

Brixmor Property Group, Inc.	133,422	3,843

Broadstone Net Lease, Inc.	132,378	2,419

BXP, Inc.	59,121	3,068

Camden Property Trust	53,332	5,208

CareTrust REIT, Inc.	150,077	5,500

Centerspace	8,483	487

Chiron Real Estate, Inc.	6,472	214

Community Healthcare Trust, Inc.	2,188	35

COPT Defense Properties	57,306	1,754

Cousins Properties, Inc.	84,649	1,911

CubeSmart	116,470	4,269

Curbline Properties Corp.	8,491	219

DiamondRock Hospitality Co.	102,075	956

Digital Realty Trust, Inc.	161,870	29,171

Diversified Healthcare Trust	282,168	1,874

Douglas Emmett, Inc.	14,128	133

Easterly Government Properties, Inc.	22,314	478

EastGroup Properties, Inc.	29,379	5,438

Elme Communities	43,576	88

Empire State Realty Trust, Inc.	11,857	62

EPR Properties	39,050	1,951

Equinix, Inc.	48,237	47,284

Equity LifeStyle Properties, Inc.	91,927	5,738

Equity Residential	167,985	9,936

Essential Properties Realty Trust, Inc.	86,113	2,614

Essex Property Trust, Inc.	25,988	6,289

Extra Space Storage, Inc.	109,871	14,407

Federal Realty Investment Trust	44,329	4,708

First Industrial Realty Trust, Inc.	82,275	4,760

Four Corners Property Trust, Inc.	9,046	214

	SHARES	MARKET VALUE (000S)

Getty Realty Corp.	4,598	$146

Gladstone Commercial Corp.	4,196	48

Global Net Lease, Inc.	101,544	950

Healthcare Realty Trust, Inc.	181,784	3,088

Healthpeak Properties, Inc.	358,429	5,889

Highwoods Properties, Inc.	35,762	766

Host Hotels & Resorts, Inc.	365,526	7,003

Hudson Pacific Properties, Inc.	4,995	29

Independence Realty Trust, Inc.	67,664	1,007

Innovative Industrial Properties, Inc.	14,037	704

Invitation Homes, Inc.	233,583	5,805

JBG SMITH Properties	5,001	73

Kilroy Realty Corp.	39,956	1,127

Kimco Realty Corp.	320,642	7,205

Kite Realty Group Trust	88,678	2,177

LXP Industrial Trust	29,918	1,384

Macerich Co.	154,992	2,929

Medical Properties Trust, Inc.	251,167	1,163

Mid-America Apartment Communities, Inc.	59,424	7,257

Millrose Properties, Inc.	66,797	1,870

National Health Investors, Inc.	24,115	1,950

National Storage Affiliates Trust	36,617	1,382

NET Lease Office Properties	956	11

NETSTREIT Corp.	7,409	139

NexPoint Residential Trust, Inc.	1,861	46

NNN REIT, Inc.	97,803	4,111

Omega Healthcare Investors, Inc.	177,888	7,795

Park Hotels & Resorts, Inc.	98,250	1,035

Pebblebrook Hotel Trust	57,484	726

Phillips Edison & Co., Inc.	51,511	1,928

Piedmont Realty Trust, Inc.	10,372	68

Prologis, Inc.	476,903	63,037

Public Storage	81,641	22,115

Realty Income Corp.	457,780	28,007

Regency Centers Corp.	78,107	5,910

Rexford Industrial Realty, Inc.	116,026	3,798

RLJ Lodging Trust	75,985	564

Ryman Hospitality Properties, Inc.	31,663	2,922

Sabra Health Care REIT, Inc.	106,979	2,057

Service Properties Trust	80,323	109

Sila Realty Trust, Inc.	4,777	113

Simon Property Group, Inc.	168,937	31,512

SITE Centers Corp.	4,491	24

SL Green Realty Corp.	26,301	972

Smartstop Self Storage REIT, Inc.	28,323	858

STAG Industrial, Inc.	95,298	3,436

Summit Hotel Properties, Inc.	8,887	39

Sun Communities, Inc.	58,582	7,379

Sunstone Hotel Investors, Inc.	93,991	847

Tanger, Inc.	58,804	1,998

Terreno Realty Corp.	52,741	3,239

UDR, Inc.	126,198	4,263

UMH Properties, Inc.	6,917	100

Universal Health Realty Income Trust	1,097	44

Urban Edge Properties	10,140	203

Ventas, Inc.	268,078	21,923

Veris Residential, Inc.	6,899	130

Vornado Realty Trust	54,950	1,428

Welltower, Inc.	371,312	73,412

WP Carey, Inc.	121,563	8,261

Xenia Hotels & Resorts, Inc.	47,820	709

Total Real Estate Investment Trusts (Cost $480,099)		558,289

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 26.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class

3.720% (i)		269,862	$270

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (j) 26.3%
			582,697

TURKEY TREASURY BILLS 0.0%
38.689% due 04/07/2026 (e)(f)	TRY	30,000	670

U.S. TREASURY BILLS 0.4%
3.698% due 04/16/2026 - 06/30/2026 (d)(e)(m)(o)		$8,953	8,877

Total Short-Term Instruments (Cost $594,072)			592,514

Total Investments in Securities (Cost $4,350,287)			4,399,870

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	1,388,400	$13,522

Total Short-Term Instruments (Cost $13,520)		13,522

Total Investments in Affiliates (Cost $13,520)		13,522

Total Investments 199.6% (Cost $4,363,807)		$4,413,392

Financial Derivative Instruments (l)(n) (0.3)% (Cost or Premiums, net $(1,776))		(5,718)

Other Assets and Liabilities, net (99.3)%		(2,196,072)

Net Assets 100.0%		$2,211,602

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	03/31/2026	04/01/2026	$ 33,500	U.S. Treasury Notes 3.625% due 10/31/2030	$(34,267)	$33,500	$33,504
	3.680	04/01/2026	04/02/2026	197,100	U.S. Treasury Notes 3.875% due 07/31/2030	(201,078)	197,100	197,100
	3.690	03/23/2026	04/13/2026	75,000	U.S. Treasury Notes 1.375% due 10/31/2028	(76,831)	75,000	75,069
	3.710	03/31/2026	04/01/2026	194,400	U.S. Treasury Notes 3.875% due 07/31/2030	(198,575)	194,400	194,420
TOR	2.230	03/12/2026	04/09/2026	CAD 90,000	Province of Nova Scotia 3.850% - 4.050% due 06/01/2033 - 06/01/2035	(66,266)	64,697	64,777
WAN	3.710	03/31/2026	04/01/2026	$ 18,000	U.S. Treasury Notes 3.500% due 10/31/2027	(18,377)	18,000	18,002

Total Repurchase Agreements						$595,394)	$582,697	$582,872

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	3.770%	03/13/2026	04/07/2026	$(501)	$(502)
BOS	3.720	03/26/2026	04/01/2026	(3,965)	(3,967)
	3.770	03/31/2026	04/07/2026	(517)	(518)
BPS	3.770	03/18/2026	04/22/2026	(13,610)	(13,630)
	3.780	04/01/2026	04/07/2026	(28,756)	(28,755)
CIB	3.780	03/11/2026	04/09/2026	(191,334)	(191,756)
CTR	3.750	04/01/2026	04/02/2026	(868,516)	(868,516)
	3.790	03/31/2026	04/01/2026	(889,346)	(889,346)
FAR	3.760	03/05/2026	04/16/2026	(294,592)	(295,423)
MSC	3.700	03/25/2026	04/01/2026	(24,620)	(24,638)
	3.790	03/24/2026	04/07/2026	(12,148)	(12,158)
NOM	3.750	04/02/2026	04/16/2026	(3,995)	(3,995)
	3.760	02/19/2026	04/02/2026	(14,789)	(14,852)
RCY	3.770	02/06/2026	04/20/2026	(190,265)	(191,341)

Total Reverse Repurchase Agreements					$(2,539,397)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
MSC	3.780%	02/27/2026	04/06/2026	$(1,802)	$(1,808)
TDM	3.770	03/10/2026	04/14/2026	(12,575)	(12,604)
	3.770	03/12/2026	04/23/2026	(7,749)	(7,766)
	3.770	03/20/2026	04/10/2026	(6,788)	(6,797)
	3.770	03/23/2026	04/13/2026	(14,164)	(14,177)

Total Sale-Buyback Transactions					$(43,152)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(502)	$0	$(502)	$739	$237
BOS	500,093	(4,485)	0	495,608	(506,278)	(10,670)
BPS	0	(42,385)	0	(42,385)	13,625	(28,760)
CIB	0	(191,756)	0	(191,756)	191,148	(608)
CTR	0	(1,757,862)	0	(1,757,862)	896,163	(861,699)
FAR	0	(295,423)	0	(295,423)	294,865	(558)
MSC	0	(36,796)	0	(36,796)	36,799	3
NOM	0	(18,847)	0	(18,847)	14,724	(4,123)
RCY	0	(191,341)	0	(191,341)	190,554	(787)
TOR	64,777	0	0	64,777	(66,886)	(2,109)
WAN	18,002	0	0	18,002	(18,377)	(375)

Master Securities Forward Transaction Agreement
MSC	0	0	(1,808)	(1,808)	1,785	(23)
TDM	0	0	(41,344)	(41,344)	40,876	(468)

Total Borrowings and Other Financing Transactions	$582,872	$(2,539,397)	$(43,152)

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(917,951)	$(720,180)	$0	$0	$(1,638,131)

Total	$(917,951)	$(720,180)	$0	$0	$(1,638,131)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(43,152)	0	0	(43,152)

Total	$0	$(43,152)	$0	$0	$(43,152)

Total Borrowings	$(917,951)	$(763,332)	$0	$0	$(1,681,283)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(1,681,283)

(k)	Securities with an aggregate market value of $1,685,493 and cash of $260 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,431,277) at a weighted average interest rate of 4.154%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(60) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(901,266) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil June 2026 Futures	56.000	05/14/2026	52	$52	$103	$17

					$103	$17

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - ICE Crude Oil June 2026 Futures	$60.00	04/27/2026	66	$66	$132	$6

					$132	$6

Total Purchase Options					$235	$23

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Silver December 2026 Futures	$65.000	11/24/2026	47	$235	$(2,218)	$(4,439)
Put - CME Silver December 2026 Futures	65.000	11/24/2026	47	235	(2,200)	(1,710)
Call - CME Silver December 2026 Futures	100.000	11/24/2026	24	120	(398)	(970)
Call - CME Silver December 2026 Futures	120.000	11/24/2026	19	95	(199)	(534)
Put - CME Silver May 2026 Futures	80.000	04/27/2026	4	20	(80)	(167)
Call - NYMEX Crude Oil June 2026 Futures	72.000	05/14/2026	52	52	(102)	(1,193)

					$(5,197)	$(9,013)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil June 2026 Futures	$79.00	04/27/2026	66	$66	$(132)	$(1,733)

					$(132)	$(1,733)

Total Written Options					$(5,329)	$(10,746)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	368	$27,359	$(164)	$257	$0
Brent Crude August Futures	06/2026	99	8,927	1,053	0	(455)
Brent Crude December Futures	10/2026	40	3,185	218	0	(178)
California Carbon Allowance Vintage December Futures	12/2026	2,683	77,458	(7,437)	0	(698)
Carbon Emissions December Futures	12/2026	54	4,526	(151)	54	0
Euro-Bobl June Futures	06/2026	98	13,075	(206)	52	0
Euro-BTP Future June Futures	06/2026	669	89,915	(2,357)	1,083	0
Euro-Schatz June Futures	06/2026	1,029	125,776	(450)	166	(6)
Gold 100 oz. June Futures	06/2026	25	11,697	330	303	0
Hard Red Winter Wheat May Futures	05/2026	450	14,299	1,964	208	0
Iron Ore July Futures	07/2026	874	9,070	20	0	(70)
Iron Ore May Futures	05/2026	216	2,278	76	0	(16)
Natural Gas June Futures	05/2026	26	1,305	(5)	25	(110)
Natural Gas May Futures	04/2026	88	2,538	(167)	0	(3)
Natural Gas May Futures	04/2026	1	53	0	6	(4)
Silver December Futures	12/2026	29	11,138	(3,333)	646	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,177	130,702	(523)	260	0
U.S. Treasury Long-Term Bond June Futures	06/2026	232	26,419	(865)	87	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	127	14,803	(474)	28	0
WTI Crude December Futures	11/2026	44	3,189	711	0	(192)

				$(11,760)	$3,175	$(1,732)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude June Futures	04/2026	40	$(4,159)	$(681)	$137	$0
Euro-Bund June Futures	06/2026	225	(32,610)	2	358	0
Euro-Buxl 30-Year Bond June Futures	06/2026	5	(637)	8	0	(12)
Euro-Oat June Futures	06/2026	557	(76,414)	2,424	0	(708)
Japan Government 10-Year Bond June Futures	06/2026	56	(45,981)	417	11	(99)
New York Harbor August Futures	07/2026	99	(13,623)	(1,969)	457	0
Silver May Futures	05/2026	35	(13,111)	1,363	0	(761)
U.S. Treasury 2-Year Note June Futures	06/2026	119	(24,686)	212	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2026	2,385	(258,009)	3,601	0	(336)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	348	(39,503)	667	0	(103)
Wheat May Futures	05/2026	450	(13,866)	(1,675)	0	(208)
WTI Crude June Futures	05/2026	26	(2,422)	(962)	74	0
WTI Crude September Futures	08/2026	18	(1,404)	48	87	0

				$3,455	$1,124	$(2,236)

Total Futures Contracts				$(8,305)	$4,299	$(3,968)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	44,400	$(936)	$80	$(856)	$92	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		69,140	(1,469)	(1,478)	(2,947)	220	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	310	33	343	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	886	91	977	0	(29)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	$	1,500	0	14	14	0	(2)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		2,000	0	16	16	0	(2)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		700	0	5	5	0	(1)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		3,900	0	24	24	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		3,700	0	31	31	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		5,700	11	77	88	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		5,700	(5)	66	61	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		9,688	25	67	92	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.758	Annual	08/15/2035		16,800	0	101	101	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.768	Annual	08/15/2035		20,700	0	108	108	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	08/15/2035		22,600	0	103	103	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.801	Annual	08/15/2035		25,400	(2)	70	68	0	(22)

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.712%	Annual	11/15/2035		$7,500	$0	$81	$81	$0	$(6)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		300	0	8	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		25,900	362	254	616	91	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		200	0	5	5	1	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		600	0	14	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		23,396	174	131	305	83	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	3,270	7,486	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,800	1,620	1,797	3,417	102	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	35,300	(458)	660	202	0	(19)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		153,400	(2,299)	(3,282)	(5,581)	1,355	0
Receive	6-Month EUR-EURIBOR	3.050	Annual	01/13/2056		12,160	534	(409)	125	0	(133)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		60,570	1,031	495	1,526	0	(676)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	136	135	12	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		25,200	0	566	566	34	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	41	147	5	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	48	48	3	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	271	218	12	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	37	4	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	139	20	9	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	106	11	7	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	295	541	28	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	215	462	20	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	96	169	8	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	152	313	14	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		$3,300	231	83	314	4	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	63	230	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	124	428	12	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		8,500	0	(32)	(32)	11	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	144	422	0	(2)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	88	240	0	(2)
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(261)	(1,333)	5	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	14,000	7	274	281	5	0
Pay	UKRPI	3.500	Maturity	08/15/2034		10,100	57	(166)	(109)	0	(63)
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	(70)	(70)	0	(33)

Total Swap Agreements							$4,656	$4,781	$9,437	$2,262	$(1,081)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$23	$5,923	$2,262	$8,208	$(10,746)	$(4,069)	$(1,081)	$(15,896)

(m)

Securities with an aggregate market value of $22,150 and cash of $30,014 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $230 and liablity of $(1) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $1,624 and liability of $(101) for closed futures is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	27,217		$19,869	$303	$0
	04/2026	SGD	24		19	0	0
	04/2026		$85	CAD	116	0	(1)

BOA	04/2026	BRL	7,400		$1,417	0	(11)
	04/2026	CNH	5,090		738	0	(1)
	04/2026	EUR	178		205	0	(1)
	04/2026	GBP	567		762	12	0
	04/2026	INR	195,376		2,081	17	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	JPY	3,903		$25	$1	$0
	04/2026	KRW	568,716		389	10	0
	04/2026	PLN	4,093		1,107	4	0
	04/2026	SGD	1,485		1,171	16	0
	04/2026		$1,411	BRL	7,400	18	0
	04/2026		$270	CNH	1,860	0	0
	04/2026		2,925	EUR	2,541	15	(3)
	04/2026		2,081	INR	195,726	2	0
	04/2026		3,332	JPY	531,693	18	0
	04/2026		285	MXN	5,258	8	0
	05/2026	EUR	2,252		$2,592	0	(15)
	05/2026	JPY	530,092		3,332	0	(18)
	05/2026		$205	EUR	178	1	0
	06/2026	ILS	6,522		$2,111	32	0
	06/2026	MXN	26,594		1,483	9	0
	06/2026		$118	BRL	625	1	0
	06/2026		379	ILS	1,181	0	(2)
	10/2026	BRL	7,900		$1,446	0	(17)

BPS	04/2026		89,925		16,667	0	(693)
	04/2026	CAD	93,376		68,759	1,617	(5)
	04/2026	CNH	1,794		261	0	0
	04/2026	GBP	89		118	0	0
	04/2026	ILS	6,423		2,080	37	0
	04/2026	KRW	1,412,275		940	3	(2)
	04/2026	NZD	8,317		4,919	140	0
	04/2026	PLN	1,580		425	0	(1)
	04/2026	THB	188,251		5,823	111	(3)
	04/2026		$2,277	AUD	3,254	0	(32)
	04/2026		17,139	BRL	89,925	223	(2)
	04/2026		929	CAD	1,257	0	(26)
	04/2026		9,165	IDR	155,082,032	1	(30)
	04/2026		1,533	ILS	4,854	12	0
	04/2026		1,082	KRW	1,615,588	2	(9)
	04/2026		3,691	PLN	13,308	0	(107)
	04/2026		3	THB	98	0	0
	04/2026		5,053	TWD	161,520	1	(13)
	04/2026	ZAR	25,136		$1,484	1	0
	05/2026	ILS	4,849		1,533	0	(12)
	05/2026	INR	394,255		4,167	0	(17)
	05/2026	TWD	90,482		2,808	0	(13)
	05/2026		$1,630	BRL	8,556	12	0
	05/2026		2,086	IDR	35,501,248	5	0
	05/2026		414	THB	13,591	0	(1)
	06/2026		2,149	BRL	11,421	27	0
	06/2026		1,025	IDR	17,274,339	0	(10)
	07/2026	BRL	22,000		$4,088	0	(74)
	07/2026		$6,935	BRL	37,255	112	0
	10/2026	BRL	53,000		$9,668	0	(141)

BRC	04/2026	CAD	184		133	0	0
	04/2026	TRY	177,396		3,851	0	(63)
	04/2026		$1,035	NZD	1,790	0	(7)
	04/2026		1,462	PLN	5,261	0	(45)
	04/2026		1,534	SEK	13,914	0	(64)
	04/2026		19,404	TRY	865,000	39	0
	04/2026		2,760	ZAR	45,171	0	(94)
	05/2026	TRY	51,616		$1,107	0	(7)
	05/2026		$133	CAD	184	0	0
	06/2026	ILS	80		$26	0	0

BSH	04/2026	BRL	109,300		20,064	0	(1,037)
	04/2026		$21,046	BRL	109,300	55	0
	04/2026		28,658	GBP	21,528	0	(164)
	04/2026		18,409	JPY	2,938,839	109	0
	04/2026		16,026	NZD	27,760	0	(74)
	04/2026		4,504	PLN	16,292	0	(116)
	05/2026	GBP	21,528		$28,656	164	0
	05/2026	JPY	2,929,986		18,409	0	(108)
	05/2026	NZD	27,760		16,044	75	0
	10/2026	BRL	116,600		21,523	0	(57)

CBK	04/2026	CNH	1,791		260	0	(1)
	04/2026	EUR	11,060		12,807	26	(3)
	04/2026	GBP	526		701	5	0
	04/2026	INR	1,491,129		15,955	207	0
	04/2026	NOK	7,370		759	0	(3)

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	5,915		$634	$9	$0
	04/2026	THB	108		3	0	0
	04/2026	TWD	8,428		264	1	0
	04/2026		$392	CAD	531	0	(10)
	04/2026		808	CNH	5,569	0	0
	04/2026		2,001	GBP	1,508	0	(5)
	04/2026		36,387	INR	3,356,048	32	(857)
	06/2026	COP	7,362,168		$1,896	0	(75)
	06/2026	ILS	6,885		2,225	31	0
	06/2026		$561	IDR	9,432,717	0	(7)
	06/2026		2,451	MXN	43,341	0	(47)
	08/2026		2,168	COP	8,243,351	7	0
	09/2026		2,261		8,753,709	34	0
	09/2026		577	MXN	10,330	0	(9)

CIB	04/2026	CAD	45		$33	1	0

DUB	04/2026	CNH	2,282		333	2	0
	04/2026	ILS	12,959		4,186	63	0
	04/2026	INR	592,606		6,290	40	(8)
	04/2026		$11,006	AUD	16,044	63	0
	04/2026		130	CNH	900	1	0
	04/2026		6,861	INR	646,872	46	(31)
	04/2026		27,406	SGD	35,008	0	(177)
	04/2026		1,938	THB	63,288	0	(17)
	05/2026	AUD	16,044		$11,002	0	(63)
	05/2026	CNH	898		130	0	(1)
	05/2026	SGD	34,930		27,406	176	0
	06/2026	THB	63,159		1,938	11	0

FAR	04/2026	AUD	22,730		16,141	459	0
	04/2026	CHF	3,847		4,985	173	0
	04/2026	GBP	26,117		35,294	726	0
	04/2026	JPY	902,165		5,774	89	0
	04/2026	SGD	4		3	0	0
	04/2026		$3,252	CHF	2,591	0	(11)
	04/2026		22,927	JPY	3,659,125	129	0
	04/2026		1,624	PLN	5,860	0	(45)
	04/2026		148	SGD	189	0	(1)
	05/2026	CHF	2,582		$3,252	11	0
	05/2026	ILS	8,064		2,548	0	(20)
	05/2026	JPY	3,648,072		22,927	0	(128)
	05/2026	SGD	189		148	1	0
	06/2026	ILS	4,643		1,506	26	0
	06/2026		$4,939	MXN	86,041	0	(168)
	09/2026		469		8,276	0	(13)

GLM	04/2026	BRL	243,782		$43,864	0	(3,199)
	04/2026	ILS	6,295		2,025	22	0
	04/2026	INR	18,143		199	7	0
	04/2026		$45,978	BRL	243,782	1,085	0
	04/2026		737	CNH	5,063	0	(2)
	04/2026		253	IDR	4,273,067	0	(1)
	04/2026		2,416	INR	219,820	0	(95)
	04/2026		2,401	MXN	44,268	68	0
	04/2026		1,586	PLN	5,712	0	(47)
	04/2026		1,038	THB	34,053	0	(4)
	05/2026		7	GBP	5	0	0
	06/2026	BRL	3		$0	0	0
	06/2026	IDR	12,087,794		717	6	0
	06/2026	THB	33,992		1,038	1	0
	06/2026		$353	BRL	1,877	5	0
	06/2026		1,263	IDR	21,370,756	0	(6)
	06/2026		8,182	MXN	143,817	0	(207)
	07/2026	BRL	75,600		$14,033	0	(267)
	07/2026		$16,863	BRL	91,277	403	0

JPM	04/2026	BRL	61,347		$10,440	0	(1,403)
	04/2026	CNH	3,382		490	0	(1)
	04/2026	INR	309,154		3,288	23	0
	04/2026	PLN	8,857		2,411	29	(4)
	04/2026	SGD	33,684		26,729	529	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$11,673	BRL	61,347	$170	$0
	04/2026		137	CNH	947	1	0
	04/2026		4,926	EUR	4,199	0	(73)
	04/2026		3,288	INR	309,683	7	0
	04/2026		8,489	MXN	152,465	25	(16)
	04/2026		6,767	ZAR	112,997	0	(98)
	04/2026	ZAR	48,166		$2,836	2	(9)
	05/2026	AUD	424		291	0	(2)
	05/2026	CNH	944		137	0	(1)
	05/2026	DKK	58,546		9,032	0	(38)
	05/2026		$767	BRL	4,047	9	0
	06/2026	ILS	4,342		$1,405	21	0
	06/2026	MXN	29,965		1,670	9	0
	06/2026		$12	IDR	202,824	0	0
	06/2026		358	ILS	1,112	0	(4)
	07/2026	BRL	21,800		$4,030	0	(94)
	10/2026		15,000		2,731	0	(45)

MBC	04/2026	AUD	477		333	4	0
	04/2026	CHF	632		800	9	0
	04/2026	DKK	58,888		9,317	209	0
	04/2026	EUR	3,866		4,465	6	(9)
	04/2026	GBP	294		394	5	0
	04/2026	JPY	2,963,893		18,800	147	(23)
	04/2026	KRW	2,597,358		1,775	48	0
	04/2026	NOK	1,771		183	0	0
	04/2026	NZD	2,251		1,343	50	0
	04/2026	SEK	9,535		1,015	8	0
	04/2026	THB	69,333		2,181	76	0
	04/2026		$2,740	AUD	3,909	0	(43)
	04/2026		2,408	CHF	1,886	0	(50)
	04/2026		2,548	EUR	2,204	5	(6)
	04/2026		6,307	GBP	4,710	0	(72)
	04/2026		8,804	JPY	1,406,092	56	0
	04/2026		715	MXN	13,189	21	0
	04/2026		933	NOK	9,134	10	0
	05/2026	JPY	1,127,674		$7,073	0	(53)
	05/2026	NOK	9,134		933	0	(10)
	05/2026		$137	GBP	103	0	(1)
	06/2026	MXN	3,456		$191	0	0

MYI	04/2026	CAD	375		275	5	0
	04/2026	JPY	43,243		278	5	0
	04/2026	PLN	850		240	11	0
	06/2026	IDR	177,268		11	0	0

SCX	04/2026	CAD	163		120	3	0
	04/2026	GBP	122		163	1	0
	04/2026	JPY	709,517		4,548	78	0
	04/2026	NZD	18,982		11,348	441	0
	04/2026	THB	5,329		167	6	0
	04/2026		$19,682	CAD	27,250	0	(93)
	04/2026		4,738	INR	431,745	0	(178)
	04/2026		888	PLN	3,213	0	(23)
	04/2026		361	TWD	11,515	0	(1)
	05/2026	CAD	27,212		$19,682	92	0
	06/2026		$2,120	IDR	35,751,217	0	(18)

SOG	04/2026	EUR	58,877		$69,688	1,635	0
	04/2026	JPY	3,913,429		25,151	493	0
	04/2026		$75,063	EUR	65,037	120	(9)
	04/2026		161	SEK	1,538	2	0
	05/2026	EUR	64,695		$74,776	0	(116)
	05/2026	SEK	1,536		161	0	(2)
	06/2026	ILS	3,273		1,061	17	0

UAG	04/2026	PLN	3,986		1,083	10	0
	04/2026		$4,602	PLN	16,642	0	(119)
	06/2026	COP	9,096,255		$2,345	0	(91)
	06/2026	ILS	5,319		1,721	25	0
	06/2026	MXN	4,407		246	1	0
	06/2026		$3,081	MXN	53,779	0	(99)

Total Forward Foreign Currency Contracts						$11,603	$(11,428)

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	7,800	$(9)	$(7)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	7,500	$(67)	$(23)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	7,500	(67)	(101)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	22,700	(206)	(59)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	22,700	(206)	(340)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	42,700	(391)	(154)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	42,700	(392)	(543)

							$(1,329)	$(1,220)

Total Written Options							$(1,338)	$(1,227)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	MLPIREIL Index(5)	1,118,548	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$	107,021	$0	$1,044	$1,044	$0
	Pay	MLPIREIS Index(6)	1,139,698	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026		106,170	0	286	286	0
BPS	Receive	BCOMF1NTC Index	50,337	0.120%	Monthly	03/15/2027		6,332	0	(88)	0	(88)

CBK	Receive	DWRTFT Index	11,801	4.140% (SOFR plus a specified spread)	Monthly	05/06/2026		173,849	0	(568)	0	(568)
	Receive	DWRTFT Index	7,350	4.170% (SOFR plus a specified spread)	Monthly	07/15/2026		108,268	0	(399)	0	(399)
	Receive	DWRTFT Index	7,685	4.200% (SOFR plus a specified spread)	Monthly	08/05/2026		113,203	0	(420)	0	(420)
	Receive	DWRTFT Index	9,844	4.300% (SOFR plus a specified spread)	Monthly	11/04/2026		145,005	0	(551)	0	(551)
	Receive	DWRTFT Index	432	4.340% (SOFR plus a specified spread)	Monthly	11/04/2026		6,363	0	(24)	0	(24)

CIB	Receive	PIMCODB Index(7)	1,079,763	0.000%	Monthly	06/15/2026		283,238	0	7,629	7,629	0

GST	Receive	BCOMF1NTC Index	14,108	3.820% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026		4,867	0	(398)	0	(398)
	Receive	PIMCODB Index(8)	568,036	0.000%	Monthly	04/15/2026		77,945	0	2,356	2,356	0

JPM	Receive	DWRTFT Index	11,127	4.060% (SOFR plus a specified spread)	Monthly	04/01/2026		171,281	0	(7,827)	0	(7,827)
	Receive	AMZX Index	9,354	4.000% (SOFR plus a specified spread)	Monthly	07/08/2026		28,157	0	(93)	0	(93)
	Receive	JMABNIC5 Index(9)	716,290	0.000%	Monthly	07/15/2026		174,113	0	984	984	0
	Receive	AMZX Index	25,842	4.070% (SOFR plus a specified spread)	Monthly	11/04/2026		77,788	0	(261)	0	(261)
	Receive	Alerian Midstream Energy Total Return Index	72,204	4.430% (SOFR less a specified spread)	Monthly	12/09/2026		106,469	0	(378)	0	(378)

MAC	Receive	PIMCODB Index(10)	597,158	0.000%	Monthly	08/17/2026		147,162	0	2,670	2,670	0

MYI	Receive	DWRTFT Index	3,965	4.250% (SOFR plus a specified spread)	Monthly	11/04/2026		58,406	0	(219)	0	(219)

									$0	$3,743	$14,969	$(11,226)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	GOLDLNPM Index(3)	4.951%	Maturity	11/15/2027	$22,472	$0	$(579)	$0	$(579)
MYC	Pay	GOLDLNPM Index(3)	4.431	Maturity	10/18/2027	4,790	0	(142)	0	(142)

							$0	$(721)	$0	$(721)

Total Swap Agreements							$0	$3,022	$14,969	$(11,947)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$303	$0	$0	$303	$(1)	$0	$0	$(1)	$302	$(320)	$(18)
BOA	164	0	1,330	1,494	(68)	0	0	(68)	1,426	(1,201)	225
BPS	2,304	0	0	2,304	(1,191)	0	(88)	(1,279)	1,025	(1,163)	(138)
BRC	39	0	0	39	(280)	(124)	0	(404)	(365)	459	94
BSH	403	0	0	403	(1,556)	0	0	(1,556)	(1,153)	997	(156)
CBK	352	0	0	352	(1,017)	0	(2,541)	(3,558)	(3,206)	44,902	41,696
CIB	1	0	7,629	7,630	0	0	0	0	7,630	(7,660)	(30)
DUB	402	0	0	402	(297)	0	0	(297)	105	0	105
FAR	1,614	0	0	1,614	(386)	0	0	(386)	1,228	(1,470)	(242)
GLM	1,597	0	0	1,597	(3,828)	(1,096)	0	(4,924)	(3,327)	2,187	(1,140)
GST	0	0	2,356	2,356	0	(7)	(398)	(405)	1,951	(2,090)	(139)
JPM	825	0	984	1,809	(1,788)	0	(8,559)	(10,347)	(8,538)	1,122	(7,416)
MAC	0	0	2,670	2,670	0	0	0	0	2,670	(3,120)	(450)
MBC	654	0	0	654	(267)	0	0	(267)	387	(360)	27
MYC	0	0	0	0	0	0	(142)	(142)	(142)	0	(142)
MYI	21	0	0	21	0	0	(219)	(219)	(198)	4,950	4,752
SCX	621	0	0	621	(313)	0	0	(313)	308	(310)	(2)
SOG	2,267	0	0	2,267	(127)	0	0	(127)	2,140	(2,560)	(420)
UAG	36	0	0	36	(309)	0	0	(309)	(273)	278	5

Total Over the Counter	$11,603	$0	$14,969	$26,572	$(11,428)	$(1,227)	$(11,947)	$(24,602)

(o)

Securities with an aggregate market value of $57,787 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	3.0%	$3,211
American Tower Corp.	7.0	7,492
Apple Hospitality REIT, Inc.	4.3	4,602
Avalonbay Communities, Inc.	3.4	3,639
Camden Property Trust	0.5	535
Crown Castle International Corp.	6.5	6,956
Cubesmart	0.9	963
DiamondRock Hospitality Company	1.4	1,498
Digital Realty Trust, Inc.	3.1	3,318
EPR Properties	0.2	214
Equinix, Inc.	3.6	3,853
Equity Lifestyle Properties, Inc.	3.8	4,067
Equity Residential	3.8	4,067
Essex Property Trust, Inc.	0.7	749
Extra Space Storage, Inc.	0.2	214
Federal Realty Investment Trust	0.6	642
Gaming and Leisure Properties, Inc.	5.1	5,458
Healthcare Realty Trust Incorporated	1.3	1,391
Healthpeak Properties, Inc.	3.0	3,211
Host Hotels & Resorts, Inc.	2.1	2,247
Invitation Homes, Inc.	5.6	5,993
Kimco Realty Corporation	3.6	3,853
Kite Realty Group Trust	4.3	4,602
NNN REIT, Inc.	1.6	1,712
Park Hotels & Resorts, Inc.	0.6	642
Phillips Edison & Company, Inc.	0.0	—
Public Storage	1.4	1,498
Ryman Hospitality Properties, Inc.	4.2	4,495
SBA Communications Corporation	6.7	7,171
Simon Property Group, Inc.	4.5	4,816
Sun Communities, Inc.	1.5	1,605
The Macerich Co.	2.1	2,247
UDR, Inc.	3.1	3,318
VICI Properties, Inc.	5.5	5,886
Vornado Realty Trust	0.8	856

Total Real Estate		$107,021

Total Value		$107,021

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(6)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.1%	$1,168
Agree Realty Corp.	4.7	4,990
American Assets Trust, Inc.	1.6	1,699
American Healhcare REIT, Inc.	6.8	7,220
Brixmor Property Group, Inc.	2.7	2,867
BXP, Inc.	1.7	1,805
Caretrust REIT, Inc.	7.3	7,750
Copt Defense Properties	6.1	6,476
Cousins Properties, Inc.	2.0	2,123
Curbline Properties Corp.	3.5	3,716
Douglas Emmett, Inc.	1.8	1,911
Eastgroup Properties, Inc.	2.8	2,973
Essential Properties Realty Trust, Inc.	5.3	5,627
First Industrial Realy Trust, Inc.	2.1	2,230
Highwoods Properties, Inc.	2.5	2,654
Independence Realty Trust, Inc.	1.9	2,017
JBG Smith Properties	1.7	1,805
Kilroy Realty Corporation	1.6	1,699
LXP Industrial Trust	3.2	3,397
Mid-America Apartment Communities, Inc.	0.2	212
Omega Healthcare Investors, Inc.	4.4	4,671
Pebblebrook Hotel Trust	1.7	1,805
Prologics, Inc.	2.9	3,079
Realty Income Corporation	1.7	1,805
Regency Centers Corporation	1.5	1,593
Rexford Industrial Realty, Inc.	0.5	531
Sabra Health Care REIT, Inc.	1.4	1,486
Stag Industrial, Inc.	3.0	3,185
Sunstone Hotel Investors, Inc.	1.8	1,911
Tanger, Inc.	1.4	1,486
Terreno Realty Corporation	3.7	3,928
Urban Edge Properties	1.0	1,062
Ventas, Inc.	6.3	6,689
Welltower, Inc.	7.1	7,538
WP Carey, Inc.	1.0	1,062

Total Real Estate		$106,170

Total Value		$106,170

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(7)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum May 2026 Futures	10.1%	$28,946
Aluminum September 2026 Futures	3.3	9,319
Arabica Coffee May 2026 Futures	2.7	7,732
Arabica Coffee September 2026 Futures	2.7	7,506
Brent Crude July 2026 Futures	2.1	5,835
Brent Crude September 2026 Futures	3.6	10,055
Copper May 2026 Futures	4.8	13,680
Copper September 2026 Futures	0.2	538
Corn May 2026 Futures	1.9	5,325
Corn September 2026 Futures	0.2	566
Cotton No. 02 December 2026 Futures	0.2	453
Gas Oil May 2026 Futures	2.0	5,580
Gas Oil September 2026 Futures	1.4	3,965
Gold 100 oz. August 2026 Futures	0.6	1,728
Gold 100 oz. June 2026 Futures	1.9	5,325
Hard Red Winter Wheat September 2026 Futures	2.4	6,883
Lead May 2026 Futures	0.6	1,558
Lean Hogs August 2026 Futures	4.0	11,245
Live Cattle August 2026 Futures	2.9	8,214
Live Cattle June 2026 Futures	3.7	10,621
New York Harbor ULSD May 2026 Futures	1.9	5,495
New York Harbor ULSD September 2026 Futures	4.0	11,330
Nickel May 2026 Futures	1.4	3,852
Nickel September 2026 Futures	2.5	7,053
NYMEX — Natural Gas September 2026 Futures	0.9	2,549
RBOB Gasoline May 2026 Futures	2.2	6,316
RBOB Gasoline September 2026 Futures	5.6	15,833
Silver May 2026 Futures	3.7	10,621
Silver September 2026 Futures	0.2	482
Soybean Meal December 2026 Futures	3.1	8,865
Soybean Meal May 2026 Futures	1.9	5,410
Soybean Oil December 2026 Futures	0.7	2,039
Soybean Oil May 2026 Futures	2.4	6,826
Soybeans May 2026 Futures	3.0	8,525
Soybeans November 2026 Futures	6.2	17,646
Sugar No. 11 October 2026 Futures	0.4	1,076
Wheat September 2026 Futures	2.2	6,090
WTI Crude May 2026 Futures	1.9	5,297
WTI Crude September 2026 Futures	3.5	9,800
Zinc May 2026 Futures	3.7	10,565
Zinc September 2026 Futures	1.4	4,022

Total Long Futures Contracts		$294,766

Cash	(4.1)%	$(11,528)

Total Notional Amount		$283,238

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(8)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum August 2026 Futures	3.4%	$2,649
Aluminum May 2026 Futures	9.8	7,598
Arabica Coffee May 2026 Futures	3.0	2,353
Arabica Coffee September 2026 Futures	2.4	1,903
Brent Crude June 2026 Futures	2.2	1,743
Brent Crude September 2026 Futures	3.5	2,767
Copper May 2026 Futures	4.8	3,737
Copper September 2026 Futures	0.2	151
Corn May 2026 Futures	0.9	697
Corn September 2026 Futures	0.1	70
Cotton No. 02 December 2026 Futures	0.2	124
Gas Oil August 2026 Futures	1.4	1,085
Gas Oil May 2026 Futures	2.1	1,657
Gold 100 oz. August 2026 Futures	0.6	480
Gold 100 oz. June 2026 Futures	1.9	1,480
Hard Red Winter Wheat September 2026 Futures	2.4	1,844
Lead May 2026 Futures	0.5	419
Lean Hogs August 2026 Futures	3.8	2,985
Live Cattle August 2026 Futures	2.8	2,205
Live Cattle June 2026 Futures	3.7	2,913
New York Harbor ULSD August 2026 Futures	4.4	3,431
New York Harbor ULSD May 2026 Futures	2.1	1,662
Nickel August 2026 Futures	2.4	1,853
Nickel May 2026 Futures	1.3	1,020
NYMEX — Natural Gas August 2026 Futures	0.9	670
RBOB Gasoline August 2026 Futures	5.7	4,425
RBOB Gasoline May 2026 Futures	2.4	1,907
Silver May 2026 Futures	3.9	3,028
Silver September 2026 Futures	0.2	141
Soybean Meal December 2026 Futures	3.0	2,309
Soybean Meal May 2026 Futures	0.9	681
Soybean Oil December 2026 Futures	0.7	564
Soybean Oil May 2026 Futures	2.5	1,921
Soybeans May 2026 Futures	4.0	3,116
Soybeans November 2026 Futures	7.3	5,685
Sugar No. 11 October 2026 Futures	0.3	232
Wheat September 2026 Futures	2.1	1,607
WTI Crude August 2026 Futures	3.5	2,752
WTI Crude May 2026 Futures	2.1	1,674
Zinc August 2026 Futures	0.3	206
Zinc May 2026 Futures	3.0	2,321

Total Long Futures Contracts		$80,065

Cash	(2.7)%	$(2,120)

Total Notional Amount		$77,945

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude September 2026 Futures	24.2%	$42,147
Cotton No. 02 May 2026 Futures	1.6	2,799
Gas Oil August 2026 Futures	5.5	9,635
Gold 100 oz. June 2026 Futures	14.6	25,392
Live Cattle June 2026 Futures	5.8	10,164
LME — Copper May 2026 Futures	6.6	11,525
New York Harbor ULSD August 2026 Futures	5.1	8,924
Nickel May 2026 Futures	3.0	5,148
RBOB Gasoline August 2026 Futures	4.8	8,302
Silver May 2026 Futures	3.6	6,190
Soybean Meal May 2026 Futures	9.8	17,080
Soybeans May 2026 Futures	12.5	21,754
Sugar No. 11 May 2026 Futures	2.9	4,972

Total Long Futures Contracts		$174,032

Cash	0.0%	$81

Total Notional Amount		$174,113

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(10)	The following table represents the individual positions within the total return swap as of March 31, 2026:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum June 2026 Futures	10.4%	$15,387
Aluminum September 2026 Futures	3.3	4,917
Arabica Coffee July 2026 Futures	2.8	4,082
Arabica Coffee September 2026 Futures	2.7	3,945
Brent Crude August 2026 Futures	2.0	2,890
Brent Crude November 2026 Futures	3.4	4,948
Copper July 2026 Futures	4.8	7,265
Copper September 2026 Futures	0.2	288
Corn July 2026 Futures	1.9	2,772
Corn September 2026 Futures	0.2	298
Cotton No. 02 December 2026 Futures	0.2	230
Gas Oil August 2026 Futures	2.0	2,872
Gas Oil November 2026 Futures	1.4	2,022
Gold 100 oz. December 2026 Futures	0.6	929
Gold 100 oz. June 2026 Futures	1.9	2,841
Hard Red Winter Wheat September 2026 Futures	2.5	3,622
Lead June 2026 Futures	0.6	816
Lean Hogs October 2026 Futures	3.9	5,808
Live Cattle June 2026 Futures	3.8	5,607
Live Cattle October 2026 Futures	2.9	4,319
New York Harbor ULSD August 2026 Futures	1.9	2,766
New York Harbor ULSD November 2026 Futures	3.9	5,694
Nickel June 2026 Futures	1.4	1,996
Nickel September 2026 Futures	2.5	3,635
NYMEX — Natural Gas September 2026 Futures	0.9	1,294
RBOB Gasoline August 2026 Futures	2.2	3,197
RBOB Gasoline November 2026 Futures	5.3	7,913
Silver July 2026 Futures	4.0	5,876
Silver September 2026 Futures	0.2	269
Soybean Meal December 2026 Futures	3.2	4,662
Soybean Meal July 2026 Futures	1.9	2,834
Soybean Oil December 2026 Futures	0.7	1,063
Soybean Oil July 2026 Futures	2.4	3,575
Soybeans July 2026 Futures	3.0	4,484
Soybeans November 2026 Futures	6.2	9,299
Sugar No. 11 October 2026 Futures	0.4	553
Wheat September 2026 Futures	2.2	3,202
WTI Crude August 2026 Futures	1.8	2,608
WTI Crude November 2026 Futures	3.3	4,807
Zinc June 2026 Futures	3.8	5,575
Zinc September 2026 Futures	1.5	2,134

Total Long Futures Contracts		$153,294

Cash	(4.2)%	$(6,132)

Total Notional Amount		$147,162

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$23	$0	$0	$0	$0	$23
Futures	2,010	0	1,128	0	2,785	5,923
Swap Agreements	0	0	0	0	2,262	2,262

	$2,033	$0	$1,128	$0	$5,047	$8,208

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,603	$0	$11,603
Swap Agreements	13,639	0	1,330	0	0	14,969

	$13,639	$0	$1,330	$11,603	$0	$26,572

	$15,672	$0	$2,458	$11,603	$5,047	$34,780

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$10,746	$0	$0	$0	$0	$10,746
Futures	2,796	0	0	0	1,273	4,069
Swap Agreements	0	0	0	0	1,081	1,081

	$13,542	$0	$0	$0	$2,354	$15,896

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,428	$0	$11,428
Written Options	0	7	0	0	1,220	1,227
Swap Agreements	1,207	0	10,740	0	0	11,947

	$1,207	$7	$10,740	$11,428	$1,220	$24,602

	$14,749	$7	$10,740	$11,428	$3,574	$40,498

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$55	$0	$0	$0	$0	$55
Written Options	1,036	0	0	0	0	1,036
Futures	(80,491)	0	2,265	0	(547)	(78,773)
Swap Agreements	0	0	0	0	11,202	11,202

	$(79,400)	$0	$2,265	$0	$10,655	$(66,480)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,278)	$0	$(14,278)
Written Options	0	0	0	0	843	843
Swap Agreements	180,807	0	62,345	0	0	243,152

	$180,807	$0	$62,345	$(14,278)	$843	$229,717

	$101,407	$0	$64,610	$(14,278)	$11,498	$163,237

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(65)	$0	$0	$0	$0	$(65)
Written Options	(5,577)	0	0	0	0	(5,577)
Futures	3,605	0	0	0	2,709	6,314
Swap Agreements	0	0	0	0	(1,701)	(1,701)

	$(2,037)	$0	$0	$0	$1,008	$(1,029)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,043	$0	$2,043
Written Options	0	2	0	0	(626)	(624)
Swap Agreements	3,764	0	(6,466)	0	0	(2,702)

	$3,764	$2	$(6,466)	$2,043	$(626)	$(1,283)

	$1,727	$2	$(6,466)	$2,043	$382	$(2,312)

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,061	$0	$11,061
Industrials	0	12,269	0	12,269
Utilities	0	321	0	321
U.S. Government Agencies	0	479,251	0	479,251
U.S. Treasury Obligations	0	2,377,280	0	2,377,280
Non-Agency Mortgage- Backed Securities	0	22,879	18,215	41,094
Asset-Backed Securities
CMBS Other	0	20,458	0	20,458
Home Equity Other	0	27,320	0	27,320
Manufacturing House ABS Other	0	718	0	718
Whole Loan Collateral	0	12,176	0	12,176
Other ABS	0	101,769	0	101,769
Sovereign Issues	0	160,480	0	160,480
Common Stocks
Consumer Discretionary	1,865	0	0	1,865
Real Estate	2,781	0	0	2,781
Preferred Securities
Banking & Finance	0	224	0	224
Real Estate Investment Trusts
Real Estate	558,289	0	0	558,289
Short-Term Instruments
Mutual Funds	270	0	0	270
Repurchase Agreements	0	582,697	0	582,697
Turkey Treasury Bills	0	670	0	670
U.S. Treasury Bills	0	8,877	0	8,877

	$563,205	$3,818,450	$18,215	$4,399,870

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,522	$0	$0	$13,522

Total Investments	$576,727	$3,818,450	$18,215	$4,413,392

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,947	2,637	0	6,584
Over the counter	0	26,572	0	26,572

	$3,947	$29,209	$0	$33,156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14,266)	(1,529)	0	(15,795)
Over the counter	0	(24,602)	0	(24,602)

	$(14,266)	$(26,131)	$0	$(40,397)

Total Financial Derivative Instruments	$(10,319)	$3,078	$0	$(7,241)

Totals	$566,408	$3,821,528	$18,215	$4,406,151

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

The PIMCO All Asset: Multi-Real Fund has established PIMCO All Asset: Multi-Real Fund (Cayman) Ltd., a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Authority: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such

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Notes to Financial Statements	(Cont.)

differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU

2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5

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under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot

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Notes to Financial Statements	(Cont.)

ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their

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internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

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Notes to Financial Statements	(Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$192,616	$(166,352)	$367	$(22)	$26,609	$1,499	$0

PIMCO All Authority: Multi-RAE PLUS Fund	4,200	28,139	(32,377)	41	(3)	0	347	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$31	$10,809	$(10,800)	$1	$0	$41	$109	$0

PIMCO All Authority: Multi-RAE PLUS Fund	0	11,660	0	0	1	11,661	18	0

PIMCO All Asset: Multi-Real Fund	13,351	1,460,325	(1,460,100)	(55)	1	13,522	429	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is

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adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income

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securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

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payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO All Asset: Multi-Real Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a

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component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The

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financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

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Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of

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contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or

(ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater

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Notes to Financial Statements	(Cont.)

likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreement may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap’’, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor’’, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund	PIMCO All Asset: Multi-Real Fund

Acquired Fund	—	X	X

Small Fund	X	X	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	X

Equity	X	X	X

Model	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Collateralized Loan Obligations	X	X	X

Extension	X	X	X

Commodity	—	—	X

MLP	—	—	X

Prepayment	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X

Real Estate	—	—	X

Foreign (Non-U.S.) Investment	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Issuer Non-Diversification	—	X	—

Leveraging	X	X	X

Management	X	X	X

Subsidiary	—	—	X

Tax	—	—	X

Short Exposure	X	X	X

Convertibles Securities	X	X	X

Inflation-Indexed Security	—	—	X

Please see “Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

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Notes to Financial Statements	(Cont.)

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

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Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

MLP Risk is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume, and these MLP units may be subject to abrupt or erratic price movements. MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with all equity investments, including the risk that the value of such equity securities will decline due to general market or economic conditions, perceptions regarding MLPs or the energy sector, changes in interest rates, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Debt securities issued by MLPs are subject to the risks associated with all debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Fund to liquidity and valuation risk.

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Notes to Financial Statements	(Cont.)

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in

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financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory

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Notes to Financial Statements	(Cont.)

fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain

102	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s respective average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s respective average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Authority: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Notes to Financial Statements	(Cont.)

As of March 31, 2026, the Fund below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Authority: Multi-RAE PLUS Fund	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of March 31, 2026 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Authority: Multi-RAE PLUS Fund	$2	$2	$1	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(g) Acquired Fund Fees and Expenses The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $1,779,745. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$25,967,997	$25,532,899	$617,952	$748,769

PIMCO All Authority: Multi-RAE PLUS Fund	2,234,430	2,186,534	58,329	72,650

PIMCO All Asset: Multi-Real Fund	5,253,424	4,744,483	347,020	425,340

†	A zero balance may reflect actual amounts rounding to less than one thousand.

104	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Authority: Multi-RAE PLUS Fund

	03/31/2026		03/31/2025		03/31/2026		03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,224	$24,864	13,563	$141,439	1,479	$15,415	2,480	$22,705
Issued as reinvestment of distributions	38,997	410,040	22,446	229,003	4,158	39,749	11	97
Cost of shares redeemed	(85,983)	(992,964)	(73,700)	(774,224)	(9,404)	(101,482)	(13,693)	(126,986)

Net increase (decrease) resulting from Fund share transactions	(44,762)	$(558,060)	(37,691)	$(403,782)	(3,767)	$(46,318)	(11,202)	$(104,184)

	PIMCO All Asset: Multi-Real Fund
	Year Ended 03/31/2026		Year Ended 03/31/2025
	Shares	Amount	Shares	Amount
Receipts for shares sold	137,409	$1,196,574	99,167	$888,279
Issued as reinvestment of distributions	9,660	86,654	17,312	154,922
Cost of shares redeemed	(130,396)	(1,160,740)	(184,484)	(1,690,919)
Net increase (decrease) resulting from Fund share transactions	16,673	$122,488	(68,005)	$(647,718)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	1	0%	98%

PIMCO All Authority: Multi-RAE PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	93%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 17.6% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Notes to Financial Statements	(Cont.)

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the PIMCO All Asset: Multi Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes and through investments in the Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

106	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset: Multi-RAE PLUS Fund	$223,323	$0	$(65,974)	$0	$(80,070)	$0	$0	$77,279

PIMCO All Authority: Multi-RAE Plus Fund	14,313	0	44	0	0	(217)	0	14,140

PIMCO All Asset: Multi-Real Fund	253,687	0	9,591	0	(360,917)	0	0	(97,639)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, controlled foreign corporation (CFC) transactions and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$14,537	$65,533

PIMCO All Authority: Multi-RAE Plus Fund	0	0

PIMCO All Asset: Multi-Real Fund	174,449	186,468

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,350,567	$100,501	$(166,175)	$(65,674)

PIMCO All Authority: Multi-RAE Plus Fund	264,158	8,721	(8,672)	49

PIMCO All Asset: Multi-Real Fund	4,395,381	134,877	(124,487)	10,390

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, controlled foreign corporation (CFC) transactions and short positions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset: Multi-RAE PLUS Fund	$410,040	$0	$0	$229,004	$0	$0

PIMCO All Authority: Multi-RAE Plus Fund	39,749	0	0	97	0	0

PIMCO All Asset: Multi-Real Fund	86,654	0	0	154,922	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO All Asset: Multi-RAE PLUS Fund(1)

PIMCO All Authority: Multi-RAE PLUS Fund(1)

PIMCO All Asset: Multi-Real Fund(2)*

(1)	Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025
*	The financial statements for PIMCO All Asset: Multi-Real Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

108	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Bank, N.A.	TOR	The Toronto-Dominion Bank

CTR	Citigroup Global Markets, Inc.- FICC Rep	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.	WAN	Wells Fargo Bank, N.A.- FICC Rep

FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	ERADXULN	RAE Fundamental International Large Net Total Return Index	MLPIREIS	Merrill Lynch Custom Equity Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERADXULT	eRAFI International Large Strategy Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index

BISTREFI	Turkish Lira Overnight Reference Rate	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	ERAUSLT	eRAFI U.S. Large Strategy Index	NDDUEAFE	MSCI EAFE Index

Brent	Brent Crude	EUR003M	3 Month EUR Swap Rate	PIMCODB	PIMCO Custom Commodity Basket

CAONREPO	Canadian Overnight Repo Rate Average	EUR006M	6 Month EUR Swap Rate	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

CDX.HY	Credit Derivatives Index - High Yield	FEDL01	Federal funds effective rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index

CDX.IG	Credit Derivatives Index - Investment Grade	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RU20INTR	Russell 2000 Total Return Index

CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor’s 500 Index

CORRA	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFR	Secured Overnight Financing Rate

CPI	Consumer Price Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MLPIREIL	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index

DWRTFT	Dow Jones Wilshire REIT Total Return Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	WTI	West Texas Intermediate

CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset: Multi-RAE PLUS Fund
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$2.3068	$0.0000	$0.0000	$2.3068

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO All Authority: Multi-RAE PLUS Fund
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$2.7018	$0.0000	$0.0000	$2.7018

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO All Asset: Multi-Real Fund
Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0831	$0.0000	$0.0000	$0.0831

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

110	PRIVATE ACCOUNT PORTFOLIO SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO All Asset: Multi-RAE PLUS Fund	0.00%	0.00%	$153,685	$0

PIMCO All Authority: Multi-RAE Plus Fund	2.16%	2.16%	13,330	801

PIMCO All Asset: Multi-Real Fund	0.00%	0.00%	64,812	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

112	PRIVATE ACCOUNT PORTFOLIO SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

114	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPSALLAFSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

PIMCO Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Income Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Income Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO INCOME FUND

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	04/27/18	03/30/07	03/30/07	03/30/07	03/30/07	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the PIMCO Income Fund	(Cont.)

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INCOME FUND

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights PIMCO Income Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2026	$10.70	$0.57	$0.17	$0.74	$(0.60)	$0.00	$(0.05)	$(0.65)

03/31/2025	10.60	0.56	0.20	0.76	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.46	0.52	0.28	0.80	(0.66)	0.00	0.00	(0.66)

03/31/2023	11.32	0.45	(0.60)	(0.15)	(0.71)	0.00	0.00	(0.71)

03/31/2022	11.98	0.43	(0.61)	(0.18)	(0.48)	0.00	0.00	(0.48)
I-2

03/31/2026	10.70	0.56	0.17	0.73	(0.59)	0.00	(0.05)	(0.64)

03/31/2025	10.60	0.55	0.20	0.75	(0.65)	0.00	0.00	(0.65)

03/31/2024	10.46	0.51	0.28	0.79	(0.65)	0.00	0.00	(0.65)

03/31/2023	11.32	0.44	(0.60)	(0.16)	(0.70)	0.00	0.00	(0.70)

03/31/2022	11.98	0.42	(0.61)	(0.19)	(0.47)	0.00	0.00	(0.47)
I-3

03/31/2026	10.70	0.56	0.16	0.72	(0.58)	0.00	(0.05)	(0.63)

03/31/2025	10.60	0.54	0.20	0.74	(0.64)	0.00	0.00	(0.64)

03/31/2024	10.46	0.50	0.28	0.78	(0.64)	0.00	0.00	(0.64)

03/31/2023	11.32	0.43	(0.60)	(0.17)	(0.69)	0.00	0.00	(0.69)

03/31/2022	11.98	0.41	(0.61)	(0.20)	(0.46)	0.00	0.00	(0.46)
Administrative Class

03/31/2026	10.70	0.55	0.16	0.71	(0.57)	0.00	(0.05)	(0.62)

03/31/2025	10.60	0.53	0.20	0.73	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.46	0.49	0.28	0.77	(0.63)	0.00	0.00	(0.63)

03/31/2023	11.32	0.42	(0.60)	(0.18)	(0.68)	0.00	0.00	(0.68)

03/31/2022	11.98	0.40	(0.61)	(0.21)	(0.45)	0.00	0.00	(0.45)
Class A

03/31/2026	10.70	0.53	0.16	0.69	(0.55)	0.00	(0.05)	(0.60)

03/31/2025	10.60	0.52	0.20	0.72	(0.62)	0.00	0.00	(0.62)

03/31/2024	10.46	0.47	0.29	0.76	(0.62)	0.00	0.00	(0.62)

03/31/2023	11.32	0.40	(0.60)	(0.20)	(0.66)	0.00	0.00	(0.66)

03/31/2022	11.98	0.38	(0.61)	(0.23)	(0.43)	0.00	0.00	(0.43)
Class C

03/31/2026	10.70	0.45	0.16	0.61	(0.47)	0.00	(0.05)	(0.52)

03/31/2025	10.60	0.44	0.20	0.64	(0.54)	0.00	0.00	(0.54)

03/31/2024	10.46	0.39	0.29	0.68	(0.54)	0.00	0.00	(0.54)

03/31/2023	11.32	0.32	(0.60)	(0.28)	(0.58)	0.00	0.00	(0.58)

03/31/2022	11.98	0.29	(0.61)	(0.32)	(0.34)	0.00	0.00	(0.34)
Class R

03/31/2026	10.70	0.50	0.17	0.67	(0.53)	0.00	(0.05)	(0.58)

03/31/2025	10.60	0.49	0.20	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	10.46	0.45	0.28	0.73	(0.59)	0.00	0.00	(0.59)

03/31/2023	11.32	0.38	(0.60)	(0.22)	(0.64)	0.00	0.00	(0.64)

03/31/2022	11.98	0.35	(0.61)	(0.26)	(0.40)	0.00	0.00	(0.40)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financials Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO INCOME FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.79	7.01%	$141,115,740	0.51%	0.51%	0.50%	0.50%	5.29%	674%

10.70	7.41	112,687,910	0.54	0.54	0.50	0.50	5.26	711

10.60	7.95	87,738,190	0.83	0.83	0.50	0.50	4.98	588

10.46	(1.21)	70,579,570	0.62	0.62	0.50	0.50	4.18	426

11.32	(1.62)	76,380,731	0.51	0.51	0.50	0.50	3.61	319

10.79	6.90	61,334,688	0.61	0.61	0.60	0.60	5.19	674

10.70	7.30	48,953,738	0.64	0.64	0.60	0.60	5.16	711

10.60	7.84	39,812,573	0.93	0.93	0.60	0.60	4.88	588

10.46	(1.31)	29,893,100	0.72	0.72	0.60	0.60	4.08	426

11.32	(1.72)	33,996,793	0.61	0.61	0.60	0.60	3.51	319

10.79	6.85	3,503,088	0.66	0.71	0.65	0.70	5.15	674

10.70	7.25	2,748,560	0.69	0.74	0.65	0.70	5.10	711

10.60	7.79	1,997,652	0.98	1.03	0.65	0.70	4.85	588

10.46	(1.36)	1,594,343	0.77	0.82	0.65	0.70	4.04	426

11.32	(1.77)	878,330	0.66	0.71	0.65	0.70	3.46	319

10.79	6.74	324,710	0.76	0.76	0.75	0.75	5.04	674

10.70	7.14	296,163	0.79	0.79	0.75	0.75	5.02	711

10.60	7.68	269,441	1.08	1.08	0.75	0.75	4.70	588

10.46	(1.46)	314,410	0.87	0.87	0.75	0.75	3.92	426

11.32	(1.87)	377,580	0.76	0.76	0.75	0.75	3.37	319

10.79	6.58	15,074,427	0.91	0.91	0.90	0.90	4.88	674

10.70	6.98	14,268,053	0.94	0.94	0.90	0.90	4.87	711

10.60	7.52	13,708,221	1.23	1.23	0.90	0.90	4.57	588

10.46	(1.60)	12,780,183	1.02	1.02	0.90	0.90	3.77	426

11.32	(2.02)	15,042,742	0.91	0.91	0.90	0.90	3.21	319

10.79	5.79	3,617,635	1.66	1.66	1.65	1.65	4.13	674

10.70	6.19	3,698,541	1.69	1.69	1.65	1.65	4.12	711

10.60	6.72	3,772,713	1.98	1.98	1.65	1.65	3.81	588

10.46	(2.34)	4,164,178	1.77	1.77	1.65	1.65	3.02	426

11.32	(2.75)	5,616,649	1.66	1.66	1.65	1.65	2.46	319

10.79	6.32	564,457	1.16	1.16	1.15	1.15	4.63	674

10.70	6.72	504,652	1.19	1.19	1.15	1.15	4.62	711

10.60	7.26	479,264	1.48	1.48	1.15	1.15	4.32	588

10.46	(1.85)	449,836	1.27	1.27	1.15	1.15	3.53	426

11.32	(2.26)	511,456	1.16	1.16	1.15	1.15	2.96	319

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Consolidated Statement of Assets and Liabilities	PIMCO Income Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$333,008,518
Investments in Affiliates	1,003,340
Financial Derivative Instruments
Exchange-traded or centrally cleared	609,988
Over the counter	1,690,964
Cash	16,010
Deposits with counterparty	29,752
Foreign currency, at value	708,217
Receivable for investments sold	2,533,593
Receivable for investments sold on a delayed-delivery basis	23,295
Receivable for TBA investments sold	229,198,435
Receivable for Fund shares sold	325,313
Interest and/or dividends receivable	1,444,486
Dividends receivable from Affiliates	1,637
Reimbursement receivable from PIMCO	144
Other assets	1,462
Total Assets	570,595,154

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$5,094,040
Payable for short sales	3,153,617
Financial Derivative Instruments
Exchange-traded or centrally cleared	216,346
Over the counter	1,511,626
Payable for investments purchased	1,613,208
Payable for investments in Affiliates purchased	1,667
Payable for investments purchased on a delayed-delivery basis	1,513,618
Payable for TBA investments purchased	329,854,283
Payable for unfunded loan commitments	639,306
Deposits from counterparty	693,321
Payable for Fund shares redeemed	564,612
Distributions payable	78,425
Accrued investment advisory fees	46,465
Accrued supervisory and administrative fees	54,477
Accrued distribution fees	2,431
Accrued servicing fees	3,984
Foreign capital gains tax payable	18,924
Other liabilities	59
Total Liabilities	345,060,409

Commitments and Contingent Liabilities^

Net Assets	$225,534,745

Net Assets Consist of:

Paid in capital	$237,383,828
Distributable earnings (accumulated loss)	(11,849,083)

Net Assets	$225,534,745

Cost of investments in securities	$337,857,346
Cost of investments in Affiliates	$1,467,052
Cost of foreign currency held	$698,193
Proceeds received on short sales	$3,139,634
Cost or premiums of financial derivative instruments, net	$1,953,038

* Includes repurchase agreements of:	$412,962

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Net Assets:

Institutional Class	$141,115,740
I-2	61,334,688
I-3	3,503,088
Administrative Class	324,710
Class A	15,074,427
Class C	3,617,635
Class R	564,457

Shares Issued and Outstanding:

Institutional Class	13,083,246
I-2	5,686,506
I-3	324,781
Administrative Class	30,105
Class A	1,397,585
Class C	335,395
Class R	52,332

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$10.79
I-2	10.79
I-3	10.79
Administrative Class	10.79
Class A	10.79
Class C	10.79
Class R	10.79

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Consolidated Statement of Operations	PIMCO Income Fund

Year Ended March 31, 2026
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$11,059,777
Dividends, net of foreign taxes**	30,869
Dividends from Investments in Affiliates	633,595
Miscellaneous income	43,649
Total Income	11,767,890

Expenses:

Investment advisory fees	506,529
Supervisory and administrative fees	595,298
Distribution and/or servicing fees - Administrative Class	751
Distribution and/or servicing fees - Class A	36,683
Distribution and/or servicing fees - Class C	36,202
Distribution and/or servicing fees - Class R	2,693
Trustee fees	1,224
Interest expense	28,705
Miscellaneous expense	899
Total Expenses	1,208,984
Waiver and/or Reimbursement by PIMCO	(1,520)
Net Expenses	1,207,464

Net Investment Income (Loss)	10,560,426

Net Realized Gain (Loss):

Investments in securities	(348,758)
Investments in Affiliates	11,440
Exchange-traded or centrally cleared financial derivative instruments	3,008,178
Over the counter financial derivative instruments	(1,832,304)
Foreign currency	(588,823)

Net Realized Gain (Loss)	249,733

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,974,902
Investments in Affiliates	21,288
Exchange-traded or centrally cleared financial derivative instruments	(2,325,038)
Over the counter financial derivative instruments	247,388
Foreign currency assets and liabilities	146,391

Net Change in Unrealized Appreciation (Depreciation)	2,064,931

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,875,090

* Foreign tax withholdings - Interest	$38,376

** Foreign tax withholdings - Dividends	$72

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INCOME FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Income Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$10,560,426	$8,505,544
Net realized gain (loss)	249,733	3,632,323
Net change in unrealized appreciation (depreciation)	2,064,931	(323,384)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,875,090	11,814,483

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,904,512)	(6,184,155)
I-2	(2,928,821)	(2,706,428)
I-3	(162,061)	(159,781)
Administrative Class	(15,727)	(16,473)
Class A	(746,273)	(811,997)
Class C	(157,044)	(189,425)
Class R	(26,029)	(27,295)

Tax basis return of capital
Institutional Class	(595,946)	0
I-2	(257,486)	0
I-3	(14,385)	0
Administrative Class	(1,420)	0
Class A	(69,346)	0
Class C	(17,106)	0
Class R	(2,546)	0

Total Distributions(a)	(11,898,702)	(10,095,554)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	41,400,740	33,660,634

Total Increase (Decrease) in Net Assets	42,377,128	35,379,563

Net Assets:

Beginning of year	183,157,617	147,778,054
End of year	$225,534,745	$183,157,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Consolidated Schedule of Investments	PIMCO Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(m)		$38,289	$38,289

Aligned Data Centers International LP
7.223% due 12/18/2029 ~		468,600	471,642

Altice France SA
6.391% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	7,973	9,178
6.391% (EUR003M + 4.375%) due 10/30/2028 ~		29,406	33,837
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$16,372	16,311
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		35,340	35,241
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	11,000	12,768
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$112,190	111,700
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		347,731	349,108

Avolon TLB Borrower 1 U.S. LLC
5.425% (TSFR1M + 1.750%) due 06/24/2030 ~		7,793	7,817

Coreweave Compute Acquisition Co. IV LLC
9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		4,250	4,380

Databricks, Inc.
1.000% due 01/05/2032 ~µ		48,024	47,784
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		216,976	215,891

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(m)	EUR	82,400	95,242

Encina Private Credit LLC
TBD% due 11/30/2026 ~		$2,762	2,283

Envalior Finance GmbH
7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	118,900	123,602

Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 ~		$178,896	178,897
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		761,088	783,920

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		43,300	43,300

iHeartCommunications, Inc.
9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		1,213	1,067

Lealand Finance Co. BV
6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		2,410	2,018

Lealand Finance Co. BV (7.782% Cash)
7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		6,554	5,481

Mercury Aggregator LP
TBD% due 04/03/2027 «~		27,183	0

MH Sub I LLC
7.918% (TSFR1M + 4.250%) due 05/03/2028 ~		1,651	1,424
7.918% (TSFR1M + 4.250%) due 12/31/2031 ~		1,117	750

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		113,300	113,300

OCS Group Holdings Ltd.
8.980% due 11/28/2031 ~	GBP	7,250	9,563

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	144,800	167,546
4.546% (EUR006M + 2.450%) due 04/01/2027 ~		451,800	526,348

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Poseidon Bidco SASU
7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	235,200	$81,557

Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		$1,026,187	1,026,188
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		522,021	522,021
0.625% - 6.181% (TSFR1M + 2.500%) due 01/09/2028 «~µ		108,450	107,672

Project Hudson II
7.730% due 05/29/2026 «~		75,800	76,068

Project Quasar Pledgco SLU
5.190% (EUR001M + 3.250%) due 04/15/2026 «~	EUR	57,389	65,906

SCUR-Alpha 1503 GmbH
9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		$210,239	185,012

Softbank Vision Fund II
7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		408,438	415,259

Subcalidora 2
7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	146,699

Syniverse Holdings, Inc.
10.700% (TSFR3M + 7.000%) due 05/13/2027 ~		$55,200	51,129

TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~		19,699	19,721
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~		76,382	76,479

Turkiye Vakiflar Bankasi TAO
5.150% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	20,200	23,246

U.S. Renal Care, Inc.
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		$24,146	22,805

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 ~	GBP	33,499	42,565

Westmoreland Coal Co.
8.000% due 03/15/2029 ~		$4,061	1,767

Total Loan Participations and Assignments (Cost $6,374,317)			6,272,781

CORPORATE BONDS & NOTES 7.8%

BANKING & FINANCE 2.6%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		6,700	6,916

Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~		33,700	34,930
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		34,840	35,519

Ambac Assurance Corp.
5.100% due 12/31/2099 (l)		352	466

Andretti Acquisition Corp. II
4.360% due 06/26/2026 «	EUR	352,716	388,491

Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		$5,200	5,514
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		13,000	13,686

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$50,661	$48,960

Banco Santander SA
4.250% due 04/11/2027		28,400	28,374
6.527% due 11/07/2027 •		95,200	96,401
6.607% due 11/07/2028		61,400	64,542

Bank of America Corp.
5.202% due 04/25/2029 •(o)		9,100	9,231

Barclays PLC
4.972% due 05/16/2029 •		54,550	54,891
5.674% due 03/12/2028 •		20,700	20,898
5.690% due 03/12/2030 •		51,700	53,134
6.490% due 09/13/2029 •		25,800	26,870
6.496% due 09/13/2027 •		61,695	62,197
7.437% due 11/02/2033 •		2,848	3,186

Bayou Re Ltd.
11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		5,800	6,026
22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~		6,700	7,205

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		4,800	4,829
8.760% (FHMMUSTF + 5.250%) due 01/08/2031 ~		22,908	23,123
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~		1,500	1,484
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	246

BNP Paribas SA
5.497% due 05/20/2030 •		7,200	7,378

Bonanza RE Ltd.
3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		9,600	8,146

BPCE SA
5.716% due 01/18/2030 •		34,200	35,065
5.936% due 05/30/2035 •		8,600	8,801
6.612% due 10/19/2027 •		28,400	28,718
6.714% due 10/19/2029 •		66,000	69,053
7.003% due 10/19/2034 •		42,300	46,249

CaixaBank SA
6.684% due 09/13/2027 •		41,400	41,789

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		12,200	12,200
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		12,050	12,050
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		42,300	44,157
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		9,550	9,699

Charles River Re Ltd.
11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		2,700	2,779

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		5,450	5,450
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		5,050	5,050

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		300	301

CoStar Group, Inc.
2.800% due 07/15/2030		29,567	26,749

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	140,900	43,081
10.100% due 12/15/2043		65,500	20,422

Credit Suisse AG AT1 Claim		$272,096	95,233

Danske Bank AS
5.427% due 03/01/2028 •		18,500	18,678

Deloitte LLP
5.250% due 01/30/2030 (m)		37,300	37,475
5.410% due 01/30/2032 (m)		36,700	36,814

Deutsche Bank AG
2.552% due 01/07/2028 •		8,850	8,713
6.720% due 01/18/2029 •		6,776	7,023

12	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

East Lane Re VII Ltd.
12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		$22,100	$22,138

EPR Properties
4.500% due 06/01/2027		500	498
4.750% due 12/15/2026		2,445	2,444
4.950% due 04/15/2028		3,980	3,975

Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		49,280	49,945
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		48,900	49,658
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		31,200	31,746

FFC Senior Note Lease-Backed Pass-Through Trust
5.141% due 07/10/2053 «		46,584	38,100

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	38,939
2.900% due 02/16/2028		27,259	26,149
4.125% due 08/17/2027		2,700	2,666
4.950% due 05/28/2027		3,700	3,700
5.918% due 03/20/2028 (o)		21,973	22,260
6.798% due 11/07/2028 (o)		11,573	11,983
6.800% due 05/12/2028		26,077	26,868
7.350% due 11/04/2027		7,300	7,537

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		10,900	10,900

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		4,800	4,284
4.000% due 01/15/2031		5,300	5,028
5.300% due 01/15/2029 (o)		29,811	30,160

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		16,200	16,200
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		39,500	40,217

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		26,267	25,858

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		10,600	10,987

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	126,300	144,817

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$2,800	2,784

Hardwood Funding LLC
4.840% due 06/07/2028 (m)		18,500	18,522
4.980% due 06/07/2030 «(m)		12,000	12,035

Herbie Re Ltd.
7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		4,600	4,607

Hestia Re Ltd.
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		3,400	3,454
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		3,600	3,679

Hexagon IV RE Ltd.
10.454% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	21,312	25,857

HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,230
4.583% due 06/19/2029 •		73,000	72,961

Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		6,300	6,300
11.510% (FHMMUSTF + 8.000%) due 06/06/2027 ~		1,350	1,375
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		900	920
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		6,000	6,233
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		10,100	11,099

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Integrity Re Ltd.
14.064% (FHMMUSTF + 10.554%) due 06/06/2026 ~		$7,000	$7,116
16.832% (FHMMUSTF + 13.322%) due 06/06/2026 ~		12,305	12,563
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		21,550	22,186
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		7,600	7,893

Intesa Sanpaolo SpA
7.200% due 11/28/2033		44,166	49,519

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		6,121	6,228

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	51,000	59,336

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		$20,100	20,251

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		7,400	7,400
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		6,700	6,700

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		25,200	26,678

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		20,700	21,332

Mayflower Re Ltd.
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		700	709

MMcapS Funding XVIII Ltd.
4.262% (US0003M + 0.290%) due 12/26/2039 ~		14,635	14,343
4.472% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,938

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	8,700	6,255

Morgan Stanley Private Bank NA
4.213% due 02/08/2030 •		$42,300	41,877

Nationwide Building Society
2.972% due 02/16/2028 •		342	337
3.960% due 07/18/2030 •		57,892	56,608
4.302% due 03/08/2029 •(o)		56,000	55,649
6.557% due 10/18/2027 •		30,400	30,746

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		13,800	13,761
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		8,750	9,058
13.541% (GSMMUSTI + 10.000%) due 12/07/2030 ~		22,346	22,734

NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,169
4.445% due 05/08/2030 •		163,400	162,471
4.892% due 05/18/2029 •		6,900	6,950
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,406
5.076% due 01/27/2030 •		177,653	179,668
5.583% due 03/01/2028 •		42,300	42,724

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		4,200	3,842
2.750% due 03/09/2028		38,100	35,645
5.625% due 09/29/2028		3,600	3,535
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		33,000	32,739

Nomura Holdings, Inc.
2.172% due 07/14/2028		51,800	49,089

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	2,400	2,915
10.356% (EUR003M + 8.330%) due 01/08/2027 ~		19,700	23,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~	$5,800	$5,979
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~	1,700	1,779

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (h)	142,178	111,331

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~	3,500	3,508
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~	3,500	3,500
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~	16,100	16,876
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~	500	501
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~	73,700	76,206

Preferred Term Securities VIII Ltd./Preferred Term Securities VIII, Inc.
4.850% (US0003M + 0.900%) due 01/03/2033 ~	2,648	2,648

Preferred Term Securities XII Ltd./Preferred Term Securities XII, Inc.
4.825% (US0003M + 0.880%) due 12/24/2033 ~	2,289	2,284

Preferred Term Securities XIX Ltd./Preferred Term Securities XIX, Inc.
4.366% (US0003M + 0.430%) due 12/22/2035 ~	28,471	27,333

Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.516% (US0003M + 0.580%) due 03/23/2035 ~	8,863	8,530

Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.336% (US0003M + 0.400%) due 06/23/2035 ~	7,106	6,910
4.445% (US0003M + 0.500%) due 06/23/2035 ~	10,965	10,225

Preferred Term Securities XVIII Ltd./Preferred Term Securities XVIII, Inc.
4.416% (US0003M + 0.480%) due 09/23/2035 ~	13,973	13,449
4.686% (US0003M + 0.750%) due 09/23/2035 ~	20,535	18,481

Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc.
4.336% (US0003M + 0.400%) due 03/22/2038 ~	37,144	35,751
4.386% (US0003M + 0.450%) due 03/22/2038 ~	7,004	6,391

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.336% (US0003M + 0.400%) due 03/22/2038 ~	25,153	23,266

Preferred Term Securities XXII Ltd./Preferred Term Securities XXII, Inc.
4.336% (US0003M + 0.400%) due 09/22/2036 ~	27,674	26,567

Preferred Term Securities XXIII Ltd./Preferred Term Securities XXIII, Inc.
4.246% (US0003M + 0.310%) due 12/22/2036 ~	44,100	42,998
4.316% (US0003M + 0.380%) due 12/22/2036 ~	1,139	968
4.326% (US0003M + 0.390%) due 12/22/2036 ~	2,901	2,771
4.556% (US0003M + 0.620%) due 12/22/2036 ~	30,848	28,998

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.236% (US0003M + 0.300%) due 03/22/2037 ~	42,694	40,879
4.316% (US0003M + 0.380%) due 03/22/2037 ~	45,472	41,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Term Securities XXV Ltd./Preferred Term Securities XXV, Inc.
4.286% (US0003M + 0.350%) due 06/22/2037 ~		$48,367	$43,530

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.236% (US0003M + 0.300%) due 09/22/2037 ~		64	61
4.306% (US0003M + 0.370%) due 09/22/2037 ~		41,645	37,480

Preferred Term Securities XXVII Ltd./Preferred Term Securities XXVII, Inc.
4.236% (US0003M + 0.300%) due 12/22/2037 ~		10,081	9,602
4.336% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,901

Preferred Term Securities XXVIII Ltd./Preferred Term Securities XXVIII, Inc.
4.536% (US0003M + 0.600%) due 03/22/2038 ~		16,804	15,207
4.836% (US0003M + 0.900%) due 03/22/2038 ~		13,793	13,724

Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		9,650	9,650
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		20,100	20,735

Pyramid Funding Ltd.
5.062% due 03/28/2035 «	GBP	210,627	238,065

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	12,700	14,678

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 01/06/2031 ~		3,800	4,541

RNHB BV
0.000% due 01/28/2027 «		21,408	25,071
0.000% due 10/28/2027		20,195	23,596
0.000% due 04/28/2028 «		10,673	13,063
0.000% due 10/28/2028		22,876	26,614
6.760% due 03/01/2027		11,700	13,458

Sabine Re Ltd.
12.060% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$6,600	6,809

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		12,330	12,128
3.823% due 11/03/2028 •		31,580	31,184
6.534% due 01/10/2029 •		6,200	6,399

SLM Student Loan Trust
2.700% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	399	435

Societe Generale SA
5.250% due 02/19/2027		$500	503
6.691% due 01/10/2034 •		128,000	136,789

Standard Chartered PLC
6.750% due 02/08/2028 •		3,035	3,089

Taranis Reinsurance DAC
8.339% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	13,300	15,725
11.019% (EUR003M + 8.990%) due 01/08/2031 ~		18,600	22,865

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	15,790	20,064

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	2,955	555

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$15,100	15,613
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		8,900	9,226
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		5,400	5,450

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		4,900	4,900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Capital Funding VI Ltd./U.S. Capital Funding VI Corp.
4.191% due 07/10/2043 •		$38,142	$34,518

UBS Group AG
3.091% due 05/14/2032 •		75,585	69,342
3.869% due 01/12/2029 •		7,400	7,317
4.194% due 04/01/2031 •		31,069	30,406
5.428% due 02/08/2030 •		19,800	20,231
5.959% due 01/12/2034 •		99,100	103,447
6.246% due 09/22/2029 •		92,400	96,045
6.327% due 12/22/2027 •		95,300	96,576

Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		3,200	3,177
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		17,200	17,366

Ursa Re Ltd.
9.040% (BNMMDTSC + 5.500%) due 12/07/2026 ~		38,700	39,273
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		25,300	25,869
12.290% (BNMMDTSC + 8.750%) due 12/07/2026 ~		49,500	50,822

VB DPR Finance Co.
6.833% due 03/15/2035 «(m)		52,500	53,070

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~		11,400	11,405
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		3,500	3,502
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		3,550	3,612

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		5,805	5,643
4.500% due 09/01/2026		16,083	16,066
4.500% due 01/15/2028 (o)		3,495	3,476
5.750% due 02/01/2027		12,316	12,389

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~		5,700	5,670
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~		4,500	4,478

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		21,400	21,401
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		8,800	8,800
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		2,300	2,300

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(e)		17,721	0

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	400	479

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$6,400	6,381

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		1,800	1,842
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		4,800	5,010

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	45,750	52,880

Yellow Tulip Bidco BV
0.000% due 07/30/2036		47,123	16,183

			5,704,215

INDUSTRIALS 4.5%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$23,908	23,928

Altice France SA
6.500% due 10/15/2031		1,576	1,496
6.500% due 04/15/2032		20,296	19,248
6.875% due 10/15/2030		26,921	25,775
6.875% due 07/15/2032		4,872	4,621
9.500% due 11/01/2029		34,558	34,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amdocs Ltd.
2.538% due 06/15/2030		$23,200	$21,006

American Airlines Pass-Through Trust
2.875% due 01/11/2036		24,118	21,614
3.000% due 04/15/2030		14,629	14,190
3.150% due 08/15/2033 (o)		1,214	1,133
3.200% due 12/15/2029		8,134	7,933
3.350% due 04/15/2031		17,372	16,814
3.375% due 11/01/2028		29,603	29,245
3.575% due 07/15/2029		7,136	7,042
3.600% due 03/22/2029		2,588	2,559
3.650% due 02/15/2029		9,173	8,931
3.650% due 12/15/2029		2,923	2,836
3.700% due 04/01/2028		12,647	12,605

Bayer U.S. Finance LLC
6.375% due 11/21/2030		5,400	5,680

Beignet Investor LLC
6.581% due 05/30/2049		4,107,935	4,226,779

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (h)		1,826	1,491

Boeing Co.
2.950% due 02/01/2030		19,314	18,182
3.200% due 03/01/2029		10,000	9,647
3.450% due 11/01/2028		4,404	4,303
3.625% due 02/01/2031		40,180	38,230
5.040% due 05/01/2027		125,660	126,389
5.150% due 05/01/2030 (o)		28,190	28,672
6.259% due 05/01/2027		71,656	72,913
6.298% due 05/01/2029		73,606	77,295
6.388% due 05/01/2031		25,500	27,203

British Airways Pass-Through Trust
2.900% due 09/15/2036		10,810	9,938
3.300% due 06/15/2034		2,035	1,929
3.800% due 03/20/2033		3,189	3,116

Carvana Co.
9.000% due 06/01/2030		222,865	231,994
9.000% due 06/01/2031 (o)		244,918	265,000

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		64,300	63,562
3.276% due 12/01/2028		16,500	15,860
3.569% due 12/01/2031		38,900	35,573

Centene Corp.
2.450% due 07/15/2028		7,500	6,989
4.625% due 12/15/2029		6,100	5,795

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (d)		34,353	22,330

CLN Magnetto Group
7.490% due 10/25/2031 «		148,000	148,756

CommonSpirit Health
4.352% due 09/01/2030		42,900	42,286

CVS Pass-Through Trust
4.163% due 08/11/2036		4,339	4,061
5.773% due 01/10/2033		3,165	3,211
5.880% due 01/10/2028		313	314
7.507% due 01/10/2032		2,691	2,842

DISH DBS Corp.
5.250% due 12/01/2026		284,326	282,051
5.750% due 12/01/2028		252,793	244,652

Energy Transfer LP
4.400% due 03/15/2027		4,145	4,144
4.950% due 05/15/2028		4,355	4,395

Flora Food Management BV
6.875% due 07/02/2029	EUR	72,600	78,867
7.500% due 10/31/2030		213,400	244,467

Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$24,600	22,140
4.950% due 02/06/2028		15,900	13,674
7.288% due 08/16/2037		30,730	23,047
8.625% due 04/28/2034		141,090	116,399

Greene King Finance PLC
5.106% due 03/15/2034	GBP	987	1,273
5.665% (SONIO/N + 1.919%) due 12/15/2034 ~		427	530

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	109,800	126,040
6.375% due 06/15/2051		170,400	195,609

14	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Imperial Brands Finance PLC
3.500% due 07/26/2026		$906	$903

JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,141	1,902
4.000% due 05/15/2034		47,770	45,355

Mitchells & Butlers Finance PLC
4.360% (SOFRRATE + 0.712%) due 12/15/2030 ~		21	20
6.013% due 12/15/2030	GBP	2,930	3,882

MPH Acquisition Holdings LLC
5.750% due 12/31/2030 (o)		$5,061	3,877

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (d)		8,137	7,364

National Football League
5.480% due 10/05/2028 (m)		76,800	77,592

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		71,663	69,766
4.810% due 09/17/2030		161,702	146,977
7.500% due 07/17/2030		81,250	81,944
7.750% due 07/17/2032		22,825	23,136

NPC Ukrenergo
6.875% due 11/09/2028		3,480	3,210

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		108,730	36,403
5.500% due 04/12/2037 ^(e)		117,045	39,409
6.000% due 11/15/2026 ^(e)		67,067	23,078
9.750% due 05/17/2035 ^(e)		52,840	22,077

Petroleos Mexicanos
5.950% due 01/28/2031		176,125	168,525
6.700% due 02/16/2032		412,739	404,282
6.750% due 09/21/2047		71,382	57,016
6.950% due 01/28/2060		57,150	45,078
7.690% due 01/23/2050		16,197	14,037

Prime Property Fund LLC
5.250% due 09/30/2029 (m)		34,500	34,542
5.440% due 09/30/2031 «(m)		34,500	34,311

Prosus NV
1.288% due 07/13/2029	EUR	19,700	21,051
1.985% due 07/13/2033		26,300	26,115
2.085% due 01/19/2030		27,600	29,935
2.778% due 01/19/2034		20,944	21,596
3.061% due 07/13/2031		$47,100	42,222
4.193% due 01/19/2032		28,000	26,373

Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	5,065
5.750% due 10/15/2027		29,673	39,666

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(e)		60,389	55,952

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$167,100	165,696

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		115	108

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 03/20/2028		12,426	12,490

Textron, Inc.
3.650% due 03/15/2027		12,300	12,215

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	68,092	98,515

Times Square Hotel Trust
8.528% due 08/01/2026		$103	103

Topaz Solar Farms LLC
4.875% due 09/30/2039		7,530	6,814
5.750% due 09/30/2039		56,349	56,098

U.S. Renal Care, Inc.
10.625% due 06/28/2028		5,107	4,265

United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,727	7,118
3.500% due 09/01/2031		2,732	2,658
4.000% due 10/11/2027		2,187	2,185
4.150% due 02/25/2033		3,010	2,950
5.875% due 04/15/2029		74,887	76,187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valaris Ltd.
8.375% due 04/30/2030 (o)		$956	$991

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	30,308
3.875% due 11/01/2033		10,800	9,576
4.125% due 08/15/2031		10,300	9,559

Venture Global LNG, Inc.
7.000% due 01/15/2030		102,040	104,240
8.125% due 06/01/2028 (o)		258,000	263,990
9.500% due 02/01/2029		215,900	233,560
9.875% due 02/01/2032		67,050	72,044

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		101,800	104,750
6.500% due 01/15/2034		31,080	32,419
6.750% due 01/15/2036		34,700	36,775

Volkswagen Group of America Finance LLC
5.300% due 03/22/2027 (o)		100,000	100,854

Yellowstone Energy LP
5.750% due 12/31/2026		762	754

			10,173,432

UTILITIES 0.7%

Edison International
6.250% due 03/15/2030 (o)		40,350	41,833

FORESEA Holding SA
7.500% due 06/15/2030		3,358	3,300

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	123,484
2.950% due 01/27/2029		$93,400	70,517
3.000% due 06/29/2027		12,000	10,368

ONEOK, Inc.
5.550% due 11/01/2026		300	302

Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	42,690
2.500% due 02/01/2031		51,959	46,580
3.000% due 06/15/2028		85,600	82,865
3.250% due 06/01/2031		86,160	79,507
3.300% due 03/15/2027		83,737	82,761
3.300% due 12/01/2027		164,659	161,296
3.750% due 07/01/2028		176,652	173,604
4.200% due 03/01/2029		65,400	64,644
4.250% due 03/15/2046		50,021	38,045
4.300% due 03/15/2045		21,683	16,958
4.400% due 03/01/2032		67,000	64,631
4.450% due 04/15/2042		46,785	38,633
4.550% due 07/01/2030		346,519	341,944
4.600% due 06/15/2043		37,654	31,130
4.650% due 08/01/2028		19,885	19,918
5.450% due 06/15/2027		23,667	23,907
5.900% due 06/15/2032		20,000	20,730
6.400% due 06/15/2033 (o)		4,948	5,254

Peru LNG SRL
5.375% due 03/22/2030		934	907

Rio Oil Finance Trust
8.200% due 04/06/2028		11,514	11,875
9.750% due 01/06/2027		4,510	4,613

Sprint Capital Corp.
8.750% due 03/15/2032		25,100	29,858

			1,632,154

Total Corporate Bonds & Notes (Cost $17,465,989)			17,509,801

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (h)(m)		23,881	866

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (h)(m)		29,761	3,330

Total Convertible Bonds & Notes (Cost $6,361)			4,196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		$4,580	$4,189
3.850% due 06/01/2050		2,675	2,446
4.214% due 06/01/2050		26,895	20,396
			27,031

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		54	57

Total Municipal Bonds & Notes (Cost $34,204)			27,088

U.S. GOVERNMENT AGENCIES 61.7%

Colombia TES
11.000% due 08/22/2029	COP	2,225,000,000	560,991

Federal Home Loan Mortgage Corp.
1.500% due 05/01/2041		$671	570
2.000% due 03/01/2028		19	18
2.500% due 08/01/2027 - 10/01/2051		100,153	89,025
3.000% due 11/01/2026 - 04/01/2052		391,195	351,997
3.500% due 08/01/2038 - 03/01/2051		335,703	312,910
4.000% due 10/01/2038 - 03/01/2053		104,279	99,931
4.500% due 06/01/2038 - 08/01/2053		9,293	9,113
5.000% due 05/01/2026 - 02/01/2056		12,954,812	12,788,310
5.500% due 04/01/2027 - 01/01/2056		2,297,627	2,325,753
5.839% due 04/01/2036 •		2	2
5.875% due 11/01/2031 •		3	3
5.903% due 05/01/2029 •		1	1
5.933% due 12/01/2034 •		1	1
5.971% due 01/01/2033 •		3	3
5.995% due 08/01/2034 •		1	1
6.000% due 07/01/2026 - 10/01/2055		158,472	162,997
6.040% due 07/01/2034 •		13	13
6.099% due 10/01/2032 •		5	5
6.102% due 05/01/2035 - 06/01/2037 •		9	8
6.196% due 03/01/2031 •		3	3
6.221% due 07/01/2033 •		1	2
6.234% due 01/01/2035 •		16	16
6.245% due 12/01/2037 •		1	1
6.262% due 03/01/2032 •		25	26
6.298% due 09/01/2033 •		17	18
6.355% due 09/01/2031 •		34	34
6.363% due 09/01/2034 •		20	21
6.375% due 09/01/2032 •		15	16
6.378% due 09/01/2033 •		1	1
6.409% due 12/01/2033 •		12	13

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.427% due 01/01/2035 •	$8	$8
6.473% due 05/01/2033 •	3	3
6.500% due 10/01/2028 - 06/01/2055	317,414	329,777
6.508% due 09/01/2037 •	1	1
6.560% due 09/01/2037 •	1	1
6.646% due 11/01/2035 •	28	28
6.690% due 07/01/2033 •	1	1
7.000% due 01/01/2043 - 07/01/2055	342,322	360,056

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.133% due 09/25/2030 ~(a)	197,367	7,830
1.361% due 06/25/2030 ~(a)	85,744	3,939
1.426% due 05/25/2030 ~(a)	302,091	15,238
3.941% due 09/25/2035 ~(a)	57,621	8,245

Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	118,076	78,303
1.248% due 12/15/2042 •	1,364	1,087
2.142% due 01/15/2038 ~(a)	8,524	404
2.163% due 11/15/2037 •(a)	3,068	280
2.263% due 08/15/2037 •(a)	425	38
2.327% due 01/15/2041 •	678	621
2.413% due 06/15/2038 - 01/15/2042 •(a)	2,118	190
2.653% due 03/15/2037 •(a)	2,136	201
2.663% due 03/15/2037 - 06/15/2039 •(a)	999	96
2.763% due 09/15/2036 •(a)	781	66
2.783% due 09/15/2036 •(a)	498	48
2.863% due 04/15/2036 - 05/15/2036 •(a)	2,880	323
2.963% due 01/15/2037 •(a)	331	30
3.000% due 03/15/2027 - 12/15/2032 (a)	342	7
3.287% due 02/15/2040 •	365	340
3.363% due 08/15/2036 •(a)	854	92
3.500% due 08/15/2042	6,151	5,798
4.000% due 01/15/2041	3,396	3,324
4.000% due 09/15/2048 (a)	412	64
4.187% due 12/15/2046 •	13,414	13,183
4.237% due 06/15/2049 •	7,295	7,185
5.000% due 01/15/2034 - 05/15/2038	1,602	1,623
5.500% due 08/15/2036 - 06/15/2041	10,924	11,248
6.000% due 02/15/2031 - 02/15/2032	261	268
6.500% due 04/15/2029 - 11/25/2049	3,713	3,884
7.000% due 06/15/2029 - 03/15/2032	21	22
7.250% due 09/15/2030	2	2
7.500% due 09/15/2030	26	27
8.500% due 06/15/2031	13	15
8.527% due 12/15/2031 - 02/15/2032 •	194	211
11.085% due 10/15/2031 •	9	10

Federal Home Loan Mortgage Corp. STRIPS
3.000% due 12/15/2042 - 10/15/2047 (a)	29,473	4,393
3.461% due 11/15/2043 •	7,606	7,558
3.500% due 12/15/2042 (a)	3,010	483
3.621% due 08/15/2044 •	3,905	3,756
4.000% due 09/15/2048 (a)	3,472	444

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	3	3
5.259% due 07/25/2044 •	3	3

Federal National Mortgage Association
1.500% due 12/01/2040 - 06/01/2051	777	652
2.000% due 10/01/2026 - 11/01/2051	11,724	9,620
2.500% due 02/01/2028 - 09/01/2051	51,910	44,327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/01/2026 - 11/01/2051	$1,920,082	$1,732,552
3.500% due 04/01/2026 - 06/01/2051	434,787	405,763
3.564% due 04/01/2027 •	6	6
4.000% due 05/01/2026 - 01/01/2059	895,841	859,412
4.145% due 03/01/2033 •	3	3
4.500% due 04/01/2028 - 09/01/2053	40,394	39,695
5.000% due 06/01/2026 - 02/01/2056	8,349,377	8,243,870
5.114% due 10/01/2044 •	1	1
5.314% due 02/01/2034 - 10/01/2040 •	180	183
5.340% due 12/01/2035 •	11	11
5.500% due 06/01/2048 - 01/01/2056	1,869,473	1,890,588
5.679% due 08/01/2033 •	4	4
5.828% due 04/01/2032 •	3	3
5.840% due 12/01/2033 •	5	5
5.880% due 11/01/2033 •	3	4
6.000% due 01/01/2027 - 11/01/2055	507,667	524,629
6.135% due 07/01/2032 •	3	3
6.145% due 09/01/2031 •	11	11
6.249% due 09/01/2035 •	2	2
6.254% due 09/01/2030 •	2	2
6.319% due 10/01/2032 •	1	1
6.343% due 03/01/2033 •	16	17
6.436% due 10/01/2036 •	1	1
6.500% due 07/01/2026 - 05/01/2055	113,189	117,839
6.635% due 04/01/2033 •	1	1
7.000% due 07/01/2034 - 04/01/2055	107,696	113,446

Federal National Mortgage Association Benchmark REMICS
5.500% due 04/25/2037	2,814	2,884

Federal National Mortgage Association Grantor Trust
3.903% due 09/25/2031 •	352	336

Federal National Mortgage Association REMICS
0.410% due 09/25/2042 •	819	453
1.179% due 11/25/2042 •	1,597	1,074
2.074% due 03/25/2041 •(a)	1,500	141
2.224% due 11/25/2049 •(a)	16,760	2,129
2.254% due 06/25/2037 •(a)	244	25
2.274% due 03/25/2037 - 03/25/2049 •(a)	5,064	592
2.294% due 12/25/2036 - 02/25/2037 •(a)	828	61
2.324% due 04/25/2037 •(a)	407	43
2.334% due 04/25/2037 •(a)	633	48
2.374% due 08/25/2035 - 02/25/2043 •(a)	2,508	252
2.500% due 04/25/2042 - 08/25/2042	8,261	7,982
2.524% due 01/25/2038 •(a)	993	87
2.574% due 01/25/2040 •(a)	930	69
2.604% due 03/25/2037 •(a)	1,189	109
2.624% due 05/25/2037 •(a)	369	30
2.634% due 06/25/2037 •(a)	1,421	161
2.664% due 04/25/2037 •(a)	864	104
2.674% due 12/25/2037 •(a)	821	79
2.774% due 10/25/2036 - 06/25/2040 •(a)	935	88
2.824% due 11/25/2035 •(a)	9	0
2.874% due 11/25/2036 •(a)	255	10
2.924% due 03/25/2036 •(a)	391	28
3.000% due 06/25/2027 - 06/25/2042 (a)	4,023	117
3.014% due 04/25/2037 •(a)	653	82
3.224% due 02/25/2038 •(a)	2,925	343
3.424% due 02/25/2037 •(a)	227	26
3.842% due 12/25/2036 •	14	14
3.902% due 03/25/2034 •	1	1
4.000% due 12/25/2042 - 12/25/2047 (a)	872	71
4.176% due 06/25/2029 - 08/25/2036 •	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.226% due 06/25/2049 •	$3,268	$3,206
4.500% due 12/25/2039 - 07/25/2040	2,761	2,736
4.500% due 12/25/2042 (a)	646	100
4.581% due 12/25/2050 •	10,224	10,184
5.000% due 08/25/2033 - 10/25/2041	11,328	11,442
5.500% due 11/25/2032	772	788
6.000% due 06/25/2029 - 09/25/2031	286	292
6.500% due 10/25/2031 - 02/25/2033	19	20
6.940% due 03/25/2038 •	229	244
7.000% due 06/25/2032 - 01/25/2048	51	52
7.500% due 11/25/2030 - 12/25/2030	1	0
8.500% due 06/25/2030	26	28

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	1	1
7.500% due 06/25/2042 ~	7	7

Federal National Mortgage Association Trust
4.126% due 03/25/2044 •	1	1
5.000% due 06/25/2043	13	13
7.500% due 06/25/2042	10	11

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	828	0
0.022% due 08/16/2048 ~(a)	2,621	1
1.086% due 03/16/2051 ~(a)	575	0
3.000% due 01/20/2042 - 11/20/2048	388	352
3.500% due 01/20/2045 - 03/20/2056	4,139,556	3,808,866
4.000% due 06/20/2039 - 06/20/2054	156,008	147,379
4.500% due 07/20/2032 - 02/20/2049	76,184	74,942
5.125% due 12/20/2026 - 12/20/2033 •	14	14
5.375% due 08/20/2027 - 10/20/2029 •	12	12
5.625% due 01/20/2027 - 01/20/2035 •	65	64
5.875% due 08/20/2033 •	2	2
6.100% due 06/15/2028 - 01/15/2029	68	69
6.490% due 01/15/2028 - 01/15/2029	64	65
6.500% due 01/20/2055 - 05/20/2055	336,442	349,875

Government National Mortgage Association REMICS
2.410% due 10/20/2047 •(a)	6,470	853
3.500% due 03/20/2043 (a)	228	33
4.000% due 03/20/2043 (a)	688	73
4.183% due 10/20/2062 •	492	491
4.253% due 03/20/2063 •	75	75
4.533% due 11/20/2065 - 08/20/2066 •	7,900	7,922
4.553% due 10/20/2066 •	2,302	2,310
4.563% due 09/20/2066 •	1,126	1,129
4.583% due 05/20/2066 - 09/20/2066 •	16,592	16,654
4.613% due 08/20/2066 •	2,553	2,564
4.633% due 04/20/2066 - 11/20/2066 •	6,319	6,345
4.783% due 03/20/2066 - 01/20/2067 •	6,769	6,812
4.933% due 03/20/2066 •	1,858	1,872
4.977% due 04/20/2068 •	15,378	15,682
5.000% due 07/20/2033	71	71
5.500% due 04/20/2037	141	142
5.592% due 04/20/2067 •	8,346	8,454

Government National Mortgage Association, TBA
2.000% due 05/01/2056	85,000	70,195
2.500% due 05/01/2056	110,550	95,064
3.000% due 04/01/2056 - 05/01/2056	402,200	358,865
3.500% due 03/01/2056 - 04/01/2056	112,464	103,206

16	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/01/2056 - 05/01/2056	$865,276	$810,145
4.500% due 06/01/2040 - 05/01/2056	2,194,878	2,118,338
5.000% due 06/01/2040 - 05/01/2056	685,875	677,532
5.500% due 06/01/2040 - 05/01/2056	329,600	330,786
6.000% due 06/01/2040 - 05/01/2056	2,181,700	2,215,498
6.500% due 05/01/2056	2,012,145	2,085,345

U.S. Small Business Administration
5.370% due 04/01/2028	31	31

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2041	2,950	2,788
3.000% due 06/01/2040 - 04/01/2041	834,957	769,153
3.500% due 06/01/2056	1,063,865	973,191
4.000% due 04/01/2056 - 06/01/2056	9,642,203	9,085,888
4.500% due 04/01/2056 - 06/01/2056	4,185,420	4,034,761
5.000% due 04/01/2056 - 06/01/2056	7,059,360	6,954,666
5.500% due 04/01/2056 - 06/01/2056	12,666,929	12,705,810
6.000% due 06/01/2056 - 07/01/2056	29,920,488	30,451,337
6.500% due 05/01/2056 - 06/01/2056	27,592,333	28,522,150
7.000% due 04/01/2056 - 05/01/2056	702,900	739,547

Total U.S. Government Agencies (Cost $139,817,593)		139,159,196

U.S. TREASURY OBLIGATIONS 12.4%

U.S. Treasury Bonds
4.250% due 08/15/2054 (s)	338,200	302,980
4.500% due 11/15/2054	1,910,600	1,785,366
4.625% due 11/15/2045 (o)	794,356	766,305
4.625% due 02/15/2046 (s)	119,800	115,504
4.625% due 05/15/2054	1,587,700	1,514,269
4.750% due 02/15/2056 (o)	3,803,169	3,709,872

U.S. Treasury Inflation Protected Securities (k)
0.250% due 02/15/2050	207,730	117,737
0.625% due 02/15/2043	33,835	24,955
0.750% due 02/15/2042 (q)	268,636	207,186
0.750% due 02/15/2045	179,441	129,058
0.875% due 02/15/2047	217,445	154,393
1.000% due 02/15/2046 (q)	171,360	127,236
1.000% due 02/15/2048	250,178	179,883
1.000% due 02/15/2049 (q)	627,951	445,009
1.375% due 02/15/2044	136,245	112,688
1.500% due 02/15/2053	341,347	261,945
2.125% due 02/15/2040	76,286	74,736
2.125% due 02/15/2041	19,157	18,555
2.500% due 01/15/2029 (q)	27,155	28,176
0.125% due 07/15/2026 (q)	680,948	690,800
0.125% due 10/15/2026 (q)	1,016,728	1,025,530
0.125% due 01/15/2031 (q)	24,486	23,029
0.125% due 07/15/2031 (q)	116,716	109,086
0.125% due 01/15/2032 (q)	100,778	92,778
0.250% due 07/15/2029 (q)	1,520,872	1,479,611
0.375% due 01/15/2027 (q)	23,577	23,625
0.500% due 01/15/2028 (q)	6,178	6,132
0.625% due 07/15/2032 (q)	1,217,473	1,149,088
0.750% due 07/15/2028 (q)	351,369	350,440
1.125% due 01/15/2033 (q)	265,518	255,820
1.375% due 07/15/2033	2,629,923	2,571,759
1.625% due 04/15/2030 (q)	1,259,568	1,272,586
1.750% due 01/15/2034 (q)	543,590	541,502
1.875% due 07/15/2034 (s)	4,158,364	4,180,388

U.S. Treasury Notes
4.000% due 07/31/2032 (o)(s)	3,746,703	3,728,335
4.125% due 02/15/2036 (o)(s)	282,800	278,403
4.250% due 08/15/2035 (s)	175,693	175,062

Total U.S. Treasury Obligations (Cost $29,389,711)		28,029,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 28.0%

20 Times Square Trust
3.100% due 05/15/2035 ~		$99,790	$91,722

ACRA Trust
5.608% due 10/25/2064 þ		12,608	12,649

Adjustable Rate Mortgage Trust
4.033% due 08/25/2036 •		4,703	1,616
4.070% due 01/25/2036 ~		18	17
4.153% due 08/25/2036 •		101	38
4.213% due 06/25/2037 •		213	268
4.293% due 03/25/2036 •		650	150
4.313% due 01/25/2036 •		1,862	1,807
4.333% due 11/25/2035 •		1,896	1,850
4.333% due 01/25/2036 •		330	316
4.360% due 02/25/2036 ~		1,130	710
4.388% due 07/25/2035 ~		127	125
4.392% due 11/25/2035 ~		23	19
4.743% due 08/25/2035 •		1,729	1,581
4.757% due 11/25/2035 ~		1,266	890
4.786% due 07/25/2035 ~		2	2
4.848% due 08/25/2036 ~		1,419	1,216
4.897% due 01/25/2036 ~		3,554	2,792
4.898% due 09/25/2035 ~		223	191
4.943% due 01/25/2035 •		3,101	2,838
5.247% due 03/25/2036 ~		9,577	2,157
5.529% due 01/25/2036 ~		455	434
5.530% due 05/25/2035 ~		945	931
6.071% due 01/25/2035 ~		96	93
6.211% due 08/25/2036 ~		3,210	201
6.297% due 07/25/2035 ~		473	474

Alba PLC
4.035% due 12/15/2038 •	GBP	396	516
4.105% due 03/17/2039 •		2,140	2,736

American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$102,451	89,286
0.000% due 03/25/2058 (h)		61,061	47,544

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •		4,623	4,145
3.983% due 12/25/2046 •		19,246	16,879
4.003% due 10/25/2046 •		148	75
4.173% due 09/25/2046 •		12,609	12,254
4.173% due 06/25/2047 •		1,088	1,054
4.559% due 02/25/2047 •		25,303	8,539
4.779% due 11/25/2046 •		143,001	33,568
6.750% due 06/25/2037 þ		8,083	7,229

American Home Mortgage Investment Trust
4.073% due 03/25/2046 •		5,567	5,080
4.113% due 06/25/2046 •		11,161	1,870
4.153% due 12/25/2046 •		4,467	3,855
4.173% due 12/25/2046 •		1,326	1,264
4.193% due 03/25/2046 •		6,029	5,482
4.393% due 11/25/2045 •		129	91
4.535% due 10/25/2034 •		279	279
5.674% due 09/25/2035 •		26,587	9,771
5.799% due 12/25/2035 •		258	79
5.799% due 11/25/2045 •		17,572	6,798
5.908% due 09/25/2035 þ		17,336	9,259
6.000% due 06/25/2035 þ		14,153	9,830

Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,560
4.800% due 11/25/2067 þ		27,195	27,062
5.338% due 05/27/2069 þ		15,078	15,096
5.985% due 01/25/2069 þ		3,760	3,778
6.197% due 01/25/2069 þ		26,770	26,983
6.500% due 12/25/2067 þ		10,402	10,445

Aran Funding DAC
3.040% due 12/24/2065 •	EUR	99,431	114,821

Atlas Funding PLC
4.884% due 01/20/2061 •	GBP	4,529	6,006

ATLX Trust
3.850% due 04/25/2063 þ		$13,387	13,011
3.850% due 04/25/2064 þ		3,035	2,955

Avon Finance
4.645% due 12/28/2049 •	GBP	58,366	77,315
5.495% due 12/28/2049 •		15,118	20,050
6.245% due 12/28/2049 •		14,835	19,709
6.745% due 12/28/2049 •		8,841	11,726

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Finance No. 3 PLC
0.000% due 11/28/2050 (b)(h)	GBP	16,523	$20,251
0.000% due 11/28/2050 (a)		9,500	1
4.845% due 11/28/2050 •		284,272	376,893
5.495% due 11/28/2050 •		31,368	41,587
6.245% due 11/28/2050 •		18,535	24,608
6.745% due 11/28/2050 •		10,550	13,986
7.245% due 11/28/2050 •		11,976	15,878
7.745% due 11/28/2050 •		12,096	16,019

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «		$128,128	125,055
3.110% due 08/25/2052 «		45,364	40,654

BAMLL Commercial Mortgage Securities Trust
0.795% due 07/07/2043 ~(a)		863	6
2.847% due 04/20/2042		160,580	132,011
4.185% due 08/15/2046 ~		5,000	4,534
4.837% due 09/15/2038 •		200	193

BAMLL Trust
4.260% due 05/25/2056 ~		1,208,883	1,168,283

Banc of America Alternative Loan Trust
4.193% due 06/25/2046 •		1,267	1,033
5.500% due 10/25/2033		1,553	1,564
5.500% due 12/25/2035		39	36
6.000% due 07/25/2034		6,302	6,299
6.000% due 03/25/2036		974	907
6.000% due 06/25/2046		80	70
6.000% due 07/25/2046		181	153
6.000% due 12/26/2049		207	163

Banc of America Funding Corp.
4.426% due 09/25/2048 ~		9,101	8,643

Banc of America Funding Trust
2.765% due 12/20/2034 ~		92	78
2.996% due 03/20/2036 ~		364	300
3.556% due 05/26/2037 ~		27,351	21,370
3.620% due 04/20/2036 ~		262	217
3.923% due 10/25/2036 •		3,330	2,861
4.005% due 05/26/2037 •		2,826	2,536
4.009% due 06/20/2047 ~		860	759
4.093% due 03/25/2037 •		2,051	1,445
4.110% due 02/20/2047 •		1,856	1,758
4.163% due 06/25/2037 •		1,164	898
4.170% due 07/20/2036 •		3,109	3,111
4.170% due 10/20/2036 •		2,469	1,947
4.174% due 03/20/2036 ~		25	22
4.193% due 08/25/2036 •		944	784
4.210% due 06/20/2047 •		6,701	5,574
4.240% due 05/20/2035 •		3,326	3,310
4.293% due 07/25/2036 •		14	10
4.302% due 11/20/2035 ~		1,345	1,141
4.322% due 05/20/2036 ~		1,162	1,031
4.350% due 05/20/2036 •		63,090	14,133
4.353% due 07/25/2037 •		9,441	9,058
4.356% due 10/20/2046 ~		186	151
4.364% due 11/20/2035 ~		2,188	1,946
4.373% due 07/25/2037 •		6,186	5,944
4.410% due 09/20/2035 •		2,227	1,768
4.441% due 09/20/2035 ~		5	5
4.497% due 09/20/2035 ~		79	68
4.534% due 11/20/2035 ~		1,156	1,007
4.534% due 03/20/2036 ~		191	171
4.547% due 05/20/2036 ~		53	47
4.574% due 04/20/2035 ~		65	61
4.593% due 05/25/2037 •		787	719
4.598% due 09/20/2046 ~		495	452
4.751% due 01/20/2047 ~		44	38
4.840% due 04/20/2035 •		9,079	8,429
5.240% due 11/20/2035 ~		1,312	1,140
5.243% due 05/25/2035 ~		6	5
5.289% due 06/20/2035 •		310	243
5.383% due 05/20/2034 ~		283	260
5.499% due 05/20/2035 ~		1,258	1,113
5.500% due 09/25/2034		10	9
5.500% due 12/20/2034		106	105
5.500% due 04/25/2035		59	59
5.500% due 03/25/2036		30	27
5.750% due 01/25/2037		1,984	1,699
5.765% due 12/20/2036 ~		591	586
5.950% due 07/20/2036 ~		566	574

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/20/2033		$12	$12
6.000% due 02/25/2034		272	262
6.000% due 09/25/2036		2,023	1,724
6.000% due 08/25/2037		2,330	1,878
6.000% due 10/26/2037 ~		3,940	3,666
6.388% due 04/25/2037 þ		167	142
6.738% due 10/20/2035 ~		520	504

Banc of America Mortgage Trust
2.623% due 07/25/2035 ~		529	342
3.155% due 08/25/2035 ~		569	533
3.193% due 12/25/2032 ~		131	113
3.497% due 06/25/2035 ~		309	227
3.766% due 02/25/2035 ~		269	234
4.309% due 02/25/2036 ~		1,334	1,218
4.497% due 10/25/2035 ~		1,744	1,656
4.691% due 01/25/2036 ~		442	393
4.758% due 02/25/2035 ~		60	59
4.944% due 11/20/2046 ~		10	9
5.029% due 05/25/2035 ~		649	557
5.054% due 09/25/2035 ~		175	158
5.055% due 12/25/2035 ~		1,146	1,061
5.092% due 11/25/2035 ~		920	847
5.103% due 01/25/2036 ~		824	746
5.270% due 08/25/2035 ~		854	828
5.296% due 06/25/2035 ~		50	46
5.339% due 05/25/2035 ~		1,384	1,241
5.448% due 09/25/2035 ~		1,328	1,170
5.500% due 03/25/2035		1,370	1,253
5.500% due 09/25/2035		930	811
5.518% due 03/25/2033 ~		58	55
5.582% due 07/25/2035 ~		358	344
5.625% due 01/25/2035 ~		3,460	3,349
5.788% due 04/25/2035 ~		73	73
5.800% due 07/25/2034 ~		148	143
6.000% due 12/25/2033 ~		17	16
6.000% due 09/25/2037		66	54
6.000% due 07/25/2046 •		1,471	1,292
6.315% due 02/25/2035 ~		79	78
6.358% due 01/25/2034 ~		264	265
6.371% due 12/25/2033 ~		143	143
6.429% due 05/25/2034 ~		186	179
6.453% due 04/25/2033 ~		126	116
6.620% due 11/25/2035 ~		56	53
6.623% due 11/25/2033 ~		24	24
6.659% due 09/25/2033 ~		642	621
6.870% due 06/25/2034 ~		66	65

Banc of America Re-REMICS Trust
4.476% due 11/15/2046		361,411	359,034
4.476% due 08/15/2053		160,044	145,080

Bank
0.306% due 02/15/2061 ~(a)		215,517	1,320

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		13	12

Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		152,048	152,377
0.000% due 03/25/2064 ~		3	3
0.000% due 09/25/2065 ~		216,884	223,938
8.682% due 03/25/2064 ~		128,017	130,264

Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	36,077
4.745% due 11/16/2062 •		354,385	469,142
5.645% due 11/16/2062 •		42,391	56,540
6.145% due 11/16/2062 •		21,161	28,170
6.945% due 11/16/2062 •		14,131	18,843
8.245% due 11/16/2062 •		7,101	9,477
9.745% due 11/16/2062 •		7,030	9,381

Bayview Commercial Asset Trust
4.213% due 01/25/2037 •		$23	22

BBCCRE Trust
3.966% due 08/10/2033		5,500	5,142

BBCMS Mortgage Trust
4.763% due 02/15/2059		17,000	17,001
5.248% due 02/15/2059		40,200	41,062

BCAP LLC Trust
0.000% due 11/26/2036 •		4,773	1,385
0.000% due 12/27/2049 ~		83	13
3.426% due 08/26/2036 ~		8,257	7,546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.780% due 09/27/2037 •	$2,374	$2,264
3.866% due 06/26/2037 ~	4,430	3,983
3.866% due 06/27/2037 ~	3,753	3,284
3.868% due 06/26/2037 ~	668	590
3.894% due 07/26/2036 ~	7,877	3,229
4.062% due 06/25/2047 ~	1,152	979
4.065% due 05/26/2047 ~	2,956	2,483
4.133% due 01/25/2037 •	227	215
4.148% due 03/26/2035 ~	350	337
4.149% due 11/27/2047 ~	18,978	14,788
4.153% due 03/25/2037 •	2,138	2,007
4.163% due 10/26/2035 ~	2,228	2,259
4.173% due 10/25/2036 •	934	985
4.182% due 07/26/2036 ~	134	112
4.233% due 05/25/2047 •	2,218	2,033
4.348% due 05/26/2037 •	1,878	1,825
4.367% due 04/26/2037 ~	4,486	1,993
4.382% due 02/26/2036 ~	993	944
4.426% due 10/26/2035 ~	1,385	975
4.428% due 05/26/2037 •	6,744	4,739
4.489% due 12/20/2035 ~	9,041	3,799
4.493% due 05/27/2037 ~	4,165	3,765
4.741% due 11/26/2035 ~	106	103
5.103% due 01/26/2036 ~	627	499
5.250% due 02/26/2036 ~	654	239
5.250% due 04/26/2037	1,261	676
5.710% due 02/26/2036 ~	9	8
5.750% due 04/25/2037	4,828	1,968
6.000% due 07/26/2036 ~	7,016	3,556
6.000% due 08/26/2037 ~	5,369	4,998
6.193% due 10/25/2047 •	3,783	2,852
6.250% due 12/26/2036 ~	4,203	3,739

BCP Trust
4.586% due 06/15/2038 •	2,300	2,097

Bear Stearns ALT-A Trust
3.179% due 04/25/2035 ~	240	201
3.250% due 02/25/2034 ~	30	29
3.746% due 04/25/2035 ~	242	222
3.946% due 03/25/2036 ~	4,916	4,069
4.031% due 04/25/2035 ~	222	218
4.047% due 08/25/2036 ~	10,722	7,077
4.055% due 11/25/2035 ~	4,539	2,348
4.074% due 05/25/2036 ~	8,425	6,058
4.113% due 02/25/2034 •	26	25
4.113% due 08/25/2036 •	7,694	6,981
4.113% due 11/25/2036 •	3,649	3,377
4.113% due 06/25/2046 •	5,848	5,415
4.126% due 11/25/2036 ~	1,981	835
4.132% due 08/25/2036 ~	2,652	1,186
4.133% due 12/25/2046 •	2,019	1,866
4.173% due 05/25/2036 •	6,071	5,324
4.233% due 04/25/2036 •	2,532	2,313
4.269% due 09/25/2035 ~	806	329
4.273% due 02/25/2036 •	1,140	1,096
4.330% due 11/25/2036 ~	3,928	2,153
4.357% due 05/25/2036 ~	7,979	3,478
4.375% due 02/25/2036 ~	963	672
4.382% due 02/25/2036 ~	5,105	4,202
4.433% due 04/25/2034 •	27	26
4.539% due 05/25/2036 ~	5,557	2,632
4.567% due 11/25/2035 ~	6,401	4,836
4.591% due 01/25/2047 ~	1,484	715
4.625% due 09/25/2035 ~	3,750	1,609
4.635% due 06/25/2034 ~	225	217
4.648% due 06/25/2034 •	531	587
4.658% due 02/25/2034 ~	30	29
4.668% due 05/25/2035 ~	173	170
4.686% due 07/25/2035 ~	6,519	3,932
4.718% due 09/25/2035 ~	2,966	1,553
4.723% due 11/25/2034 •	3,785	3,243
4.768% due 07/25/2035 •	1,477	1,482
4.902% due 10/25/2035 ~	8,444	7,038
4.918% due 01/25/2035 •	3,680	3,551
5.003% due 01/25/2036 ~	7,898	7,569
5.030% due 05/25/2036 ~	9	5
5.042% due 01/25/2036 ~	1,965	1,885
5.052% due 02/25/2036 ~	511	483
5.065% due 07/25/2035 ~	14,825	8,537
5.140% due 04/25/2035 ~	71	69
5.152% due 01/25/2035 ~	202	187

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.158% due 05/25/2035 ~		$97	$94
5.166% due 05/25/2035 ~		499	482
5.219% due 01/25/2035 ~		41	40
5.231% due 01/25/2034 ~		81	80
5.443% due 09/25/2034 •		4,686	4,706
5.504% due 09/25/2035 ~		3,275	2,542
5.518% due 07/25/2034 •		881	1,133
5.724% due 08/25/2034 ~		404	398
6.000% due 09/25/2034 ~		66	65
6.044% due 12/25/2033 ~		150	148
6.201% due 09/25/2034 ~		19	19
6.643% due 07/25/2034 •		3,609	3,508

Bear Stearns ALT-A Trust II
4.164% due 09/25/2047 ~		17,407	8,137

Bear Stearns ARM Trust
3.784% due 07/25/2036 ~		1,413	1,242
3.825% due 11/25/2034 ~		627	576
4.036% due 08/25/2047 ~		666	592
4.043% due 09/25/2034 ~		488	449
4.065% due 05/25/2047 ~		1,677	1,522
4.242% due 06/25/2047 ~		4,255	3,855
4.307% due 04/25/2034 ~		345	321
4.335% due 02/25/2036 ~		238	222
4.454% due 08/25/2047 ~		2,770	2,458
4.503% due 03/25/2035 ~		307	283
4.505% due 02/25/2047 ~		2,341	2,117
4.512% due 02/25/2036 ~		4	3
4.553% due 02/25/2034 ~		112	107
4.572% due 02/25/2047 ~		1,620	1,469
4.631% due 07/25/2034 ~		66	63
4.663% due 02/25/2035 ~		339	336
4.717% due 07/25/2033 ~		46	43
4.769% due 04/25/2034 ~		135	132
4.846% due 08/25/2035 ~		644	563
4.865% due 08/25/2035 ~		124	116
4.875% due 01/25/2035 ~		243	237
4.991% due 01/25/2035 ~		60	59
5.287% due 02/25/2036 ~		959	888
5.456% due 05/25/2037 ~		2,624	2,328
5.750% due 10/25/2033 ~		69	64
5.851% due 08/25/2035 ~		517	517
5.939% due 08/25/2035 •		2,948	1,917
5.950% due 02/25/2036 •		24	23
5.977% due 11/25/2034 ~		8	8
6.062% due 02/25/2036 ~		31	30
6.183% due 11/25/2034 ~		145	140
6.273% due 12/25/2046 •		3,687	3,113
6.298% due 12/25/2046 •		1,313	1,180
6.363% due 01/25/2035 ~		13	12
6.420% due 10/25/2035 •		733	711
6.514% due 02/25/2036 ~		867	783
6.516% due 05/25/2034 ~		9	9
7.250% due 07/25/2034 ~		16	16

Bear Stearns Mortgage Funding Trust
4.003% due 06/25/2037 •		32,521	31,009
4.113% due 12/25/2046 •		2,449	2,201
4.133% due 03/25/2037 •		37,377	34,475
4.153% due 06/25/2037 •		6,237	5,940
4.193% due 11/25/2036 •		11,255	10,583
4.193% due 02/25/2037 •		6,923	6,570
4.193% due 09/25/2046 •		12,710	11,270
4.213% due 12/25/2036 •		3,262	3,226
4.233% due 08/25/2036 •		6,540	6,285

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~		85	66
4.788% due 01/26/2036 ~		3,352	2,399
7.000% due 07/25/2037 ~		29,892	9,347

Beckett Mortgages DAC
0.000% due 07/20/2071 (h)	EUR	1,729	14,082
2.735% due 07/20/2071 •		349,950	404,540
3.035% due 07/20/2071 •		16,901	19,494
3.285% due 07/20/2071 •		14,913	17,203
3.535% due 07/20/2071 •		7,954	9,110
4.785% due 07/20/2071 •		3,977	4,629
6.085% due 07/20/2071 •		3,977	4,636
8.585% due 07/20/2071 •		3,182	3,564

Bella Vista Mortgage Trust
4.291% due 05/20/2045 •		$88	56
4.389% due 01/22/2045 •		333	322

18	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
0.570% due 07/15/2053 ~(a)		$68,256	$1,436
1.403% due 12/17/2053 ~(a)		205,713	10,465
1.742% due 07/15/2053 ~(a)		79,201	4,065

BINOM Securitization Trust
4.441% due 08/25/2057 ~		78,355	76,359

Bletchley Park Funding PLC
4.604% due 07/27/2070 •	GBP	15,070	19,973

BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •		$5,581	5,311

BWAY Mortgage Trust
5.037% due 09/15/2036 •		3,000	2,953

BX Commercial Mortgage Trust
4.685% due 02/15/2039 •		2,384	2,385

BX Trust
4.837% due 02/15/2036 •		12,386	12,385
5.164% due 04/15/2037 •		1,956	1,958

BXP Trust
3.379% due 06/13/2039		28,700	28,221

CALI Mortgage Trust
3.957% due 03/10/2039		9,000	8,668

Canada Square Funding PLC
5.408% (SONIO/N + 1.663%) due 06/17/2058 ~	GBP	287	384

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		$29,956	29,491
4.000% due 10/25/2054 ~		54,519	53,284

Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates
4.982% due 07/25/2033 •		34	33

CFCRE Commercial Mortgage Trust
1.194% due 11/10/2049 ~(a)		114,512	215

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		72,109	64,836
3.250% due 09/25/2063 ~		71,209	63,872
3.250% due 03/25/2064 ~		44,059	38,990
3.250% due 08/25/2064 ~		32,921	29,283
3.250% due 09/25/2064 ~		42,208	37,541
3.375% due 12/25/2064 ~		13,107	11,738
3.375% due 04/25/2065 ~		31,198	28,051
3.500% due 06/25/2062 ~		34,888	32,161
4.912% due 09/25/2055 •		31,100	31,180

Chase Mortgage Finance Trust
4.011% due 03/25/2037 ~		2,347	2,205
4.046% due 01/25/2036 ~		200	179
4.193% due 05/25/2036 •		8	2
4.202% due 12/25/2035 ~		9	9
4.452% due 09/25/2036 ~		6	5
4.740% due 12/25/2037 ~		228	200
5.500% due 11/25/2035		529	366
5.834% due 06/25/2035 ~		13	13
6.000% due 10/25/2036		448	160
6.000% due 11/25/2036		2,032	822
6.000% due 12/25/2036		1,004	386
6.000% due 02/25/2037		1,503	572
6.000% due 03/25/2037		683	347
6.000% due 05/25/2037		11,186	4,487
6.000% due 06/25/2037		4,748	1,745
6.000% due 07/25/2037		693	287
6.152% due 06/25/2035 ~		1	1
6.250% due 10/25/2036		4,087	1,461
6.517% due 02/25/2037 ~		10	10

ChaseFlex Trust
4.061% due 09/25/2036 ~		2,927	2,563
4.353% due 05/25/2037 •		8,070	7,780
4.393% due 07/25/2037 •		8,001	7,099
6.300% due 06/25/2036 ~		7,936	6,837

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.204% due 08/25/2037 þ		3,471	2,954
4.453% due 08/25/2037 •		5,175	4,353
4.473% due 08/25/2037 •		3,345	3,050

Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	149,762
1.000% due 05/20/2046		9	42,474
5.145% due 03/17/2046 •		74,148	98,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.995% due 03/17/2046 •	GBP	125,536	$166,597
6.895% due 03/17/2046 •		116,569	154,824
7.745% due 03/17/2046 •		71,735	95,337
8.245% due 03/17/2046 •		35,868	47,642

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 01/25/2036 •		$1,258	1,223
3.973% due 05/25/2036 •		73	72
3.973% due 08/25/2047 •		2,628	2,349
4.023% due 05/25/2036 •		143	139
4.073% due 01/25/2035 •		51	51
4.093% due 08/25/2035 •		159	157

CHL Mortgage Pass-Through Trust
3.123% due 02/25/2035 ~		3,725	3,104
3.270% due 04/20/2036 ~		186	163
3.400% due 03/25/2035 ~		159	126
3.598% due 04/25/2035 ~		345	231
3.614% due 02/25/2034 ~		134	129
3.634% due 05/25/2047 ~		921	802
3.712% due 07/19/2033 ~		272	265
3.922% due 09/20/2035 ~		2,873	2,695
3.951% due 09/25/2037 ~		446	409
4.001% due 05/20/2036 ~		11,171	10,522
4.011% due 04/25/2047 ~		1,575	1,613
4.063% due 04/25/2035 •		774	741
4.093% due 04/25/2037 •		3,644	1,162
4.096% due 09/20/2036 ~		512	460
4.135% due 02/25/2047 ~		5,751	5,315
4.143% due 11/25/2035 •		3,484	966
4.143% due 05/25/2037 •		2,546	878
4.143% due 08/25/2037 •		3,698	1,078
4.147% due 03/25/2037 ~		89	78
4.154% due 05/20/2036 ~		1,598	1,430
4.193% due 10/25/2035 •		1,059	435
4.193% due 04/25/2046 •		228	210
4.229% due 05/19/2033 ~		96	91
4.253% due 05/25/2035 •		161	143
4.273% due 03/25/2036 •		4,436	4,229
4.293% due 05/25/2036 •		1,840	523
4.300% due 05/20/2036 ~		1,750	1,682
4.303% due 05/20/2036 ~		971	891
4.303% due 11/25/2037 ~		9,054	8,241
4.333% due 03/25/2035 •		165	157
4.336% due 11/25/2037 ~		12,057	11,451
4.343% due 05/25/2033 •		17	16
4.373% due 04/25/2035 •		2,423	2,344
4.392% due 11/20/2035 ~		366	344
4.393% due 03/25/2035 •		1,034	486
4.393% due 05/25/2035 •		8,921	7,969
4.421% due 04/20/2036 ~		764	709
4.433% due 03/25/2035 •		9,085	8,169
4.445% due 11/25/2037 ~		12,121	11,383
4.453% due 02/25/2035 •		209	199
4.457% due 10/20/2034 ~		475	437
4.466% due 04/25/2037 ~		1,042	979
4.473% due 02/25/2035 •		492	467
4.476% due 02/20/2036 ~		2,152	1,943
4.493% due 03/25/2035 •		1,674	734
4.493% due 02/25/2036 •		1	0
4.503% due 10/20/2035 ~		597	593
4.514% due 06/20/2036 ~		3,520	3,340
4.533% due 02/25/2035 •		4,261	4,039
4.551% due 08/20/2035 ~		2,776	2,639
4.553% due 09/25/2034 •		36	35
4.578% due 11/20/2035 ~		11,192	9,921
4.592% due 09/25/2047 ~		634	576
4.656% due 11/20/2034 ~		800	773
4.657% due 01/25/2036 ~		1,655	1,587
4.682% due 03/20/2036 ~		2,745	2,579
4.790% due 03/25/2035 ~		48	46
4.867% due 09/25/2034 ~		13	12
4.943% due 07/25/2034 ~		44	42
4.945% due 05/20/2034 ~		23	22
4.972% due 09/25/2034 ~		78	77
5.021% due 11/20/2035 ~		524	472
5.023% due 02/20/2035 ~		38	38
5.044% due 09/20/2035 ~		4,891	4,722
5.082% due 05/20/2035 ~		1,177	1,156
5.158% due 09/20/2034 ~		51	50
5.236% due 11/20/2034 ~		834	809

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 12/25/2027	$350	$201
5.250% due 07/25/2034	94	94
5.332% due 12/19/2033 ~	3	3
5.500% due 04/25/2035	10	9
5.500% due 05/25/2035	1,529	1,256
5.500% due 08/25/2035	3,359	1,681
5.500% due 09/25/2035	1,821	1,085
5.500% due 10/25/2035	3,590	1,783
5.500% due 11/25/2035	210	102
5.500% due 12/25/2035	31	16
5.500% due 01/25/2036	602	345
5.590% due 06/25/2047 ~	2,102	2,086
5.750% due 08/25/2034	112	110
5.750% due 02/25/2036	378	142
5.750% due 02/25/2037	186	74
5.750% due 03/25/2037	1,945	768
5.750% due 05/25/2037	5,383	2,480
5.750% due 07/25/2037	1,725	761
5.850% due 05/25/2036	2,089	774
6.000% due 12/25/2035	11	6
6.000% due 04/25/2036	1,426	677
6.000% due 02/25/2037	5,657	2,201
6.000% due 03/25/2037	3,412	1,385
6.000% due 04/25/2037	260	115
6.000% due 05/25/2037	2,875	1,118
6.000% due 07/25/2037	6,273	2,465
6.000% due 08/25/2037	5,126	2,131
6.000% due 09/25/2037	1,881	885
6.000% due 10/25/2037	4,266	2,895
6.000% due 01/25/2038	7,989	3,248
6.007% due 02/20/2036 •	1,947	1,810
6.116% due 02/25/2034 ~	1	1
6.148% due 02/20/2036 •	455	430
6.179% due 10/25/2033 ~	12	12
6.224% due 02/20/2036 •	478	428
6.228% due 05/25/2034 ~	34	34
6.241% due 02/25/2034 ~	75	72
6.250% due 09/25/2036	2,031	752
6.250% due 10/25/2036	93	39
6.449% due 02/20/2036 •	2,985	2,828
6.500% due 11/25/2036	7,524	1,854
6.500% due 05/25/2037	198	83
6.500% due 10/25/2037	14,591	5,387
6.500% due 11/25/2037	3,313	975
6.500% due 12/25/2037	20,729	7,448
6.500% due 11/25/2047	12,577	5,968
6.529% due 12/25/2033 ~	25	26
6.582% due 10/20/2034 ~	794	796
6.959% due 06/25/2034 ~	305	312

CHL Reperforming Loan REMICS Trust
4.193% due 11/25/2034 •	2,215	2,146
4.193% due 09/25/2035 •	351	296
5.709% due 01/25/2034	11,851	11,276

CIM Trust
3.265% due 10/25/2059 ~	17,191	13,062
3.637% due 07/25/2058 ~	15,069	13,212
4.050% due 12/25/2061 ~	19,311	15,235
4.500% due 12/25/2059 ~	10,152	9,822
4.750% due 06/25/2064 ~	19,202	18,897
5.000% due 05/25/2062 ~	16,219	16,128
5.000% due 02/25/2099 þ	20,298	20,101
5.016% due 09/25/2059 ~	7,242	7,135
5.105% due 06/25/2064 ~	77,946	71,829
5.352% due 07/25/2061 ~	5,661	5,583
6.639% due 12/25/2067 þ	18,273	18,298

Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	72	65
6.000% due 08/25/2036	1,963	1,803

Citicorp Mortgage Securities, Inc.
4.243% due 02/25/2035 •	229	214

Citigroup Commercial Mortgage Trust
1.354% due 10/10/2049 ~(a)	206,785	120

Citigroup Mortgage Loan Trust
0.000% due 11/25/2064 ~	410,960	338,210
0.000% due 02/25/2065 «~	2,103	2,103
3.375% due 10/25/2062 þ	81,750	75,128
3.400% due 10/01/2075	300,774	277,552
5.032% due 02/25/2065 ~	797,500	782,266

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.000% due 09/25/2037 ~	$809	$88
0.000% due 03/25/2052 ~	352,594	300,734
0.000% due 01/01/2054 ~	206,036	213,313
0.000% due 10/25/2054 ~	61,780	64,314
0.000% due 09/25/2060 ~	109,377	81,626
0.000% due 09/25/2060 ~(a)	619,525	24,800
0.000% due 10/25/2060 ~	60,274	37,148
0.000% due 10/25/2060 ~(a)	788,477	38,296
0.000% due 05/01/2061 ~	37,145	21,450
0.000% due 05/01/2061 ~(a)	870,295	30,489
0.000% due 08/01/2061 ~	22,749	16,370
0.000% due 08/01/2061 ~(a)	929,533	90,405
0.000% due 12/25/2061 ~	363,009	293,674
0.000% due 02/01/2062 ~	665,884	541,837
0.000% due 03/01/2062 ~	697,214	582,754
0.000% due 07/25/2062 ~	1,042,660	845,605
0.000% due 10/25/2062 ~	365,319	327,357
0.000% due 02/25/2063 ~	894,786	730,351
0.000% due 10/25/2063 ~	315,379	230,875
0.000% due 09/25/2064 ~	489,274	412,983
0.000% due 02/25/2065 ~	365,004	317,688
0.000% due 03/01/2065 ~	27,782	14,829
0.000% due 03/01/2065 ~(a)	1,651,212	53,146
0.000% due 09/25/2068 ~	407,730	331,196
0.000% due 03/01/2070 ~	19,053	14,985
0.000% due 03/01/2070 ~(a)	219,141	16,865
0.000% due 09/25/2076 ~	242,742	200,356
0.000% due 01/25/2082 (a)	289	281
0.110% due 10/25/2060 ~(a)	691,924	3,765
0.150% due 09/25/2060 ~(a)	559,169	2,435
0.150% due 05/01/2061 ~(a)	776,805	6,035
0.150% due 03/01/2070 ~(a)	202,328	889
0.151% due 03/01/2065 ~(a)	1,248,157	9,061
0.170% due 08/01/2061 ~(a)	840,455	2,281
1.749% due 03/01/2065 ~	1,385,801	1,195,129
1.970% due 10/25/2060 ~	581,495	527,080
2.132% due 09/25/2060 ~	388,370	357,538
2.147% due 08/01/2061 ~	699,781	641,472
2.223% due 05/01/2061 ~	679,254	601,055
2.223% due 03/01/2070 ~	148,654	140,085
2.807% due 10/25/2035 ~	1,383	621
3.125% due 05/01/2061 ~	44,369	34,186
3.216% due 03/01/2065 ~	103,877	76,343
3.250% due 08/01/2061 ~	48,403	41,240
3.398% due 05/25/2047 ~	11,856	9,653
3.500% due 05/01/2061 ~	30,998	23,916
3.750% due 08/01/2061 ~	35,744	31,065
3.751% due 05/01/2061 ~	23,096	17,424
3.807% due 10/25/2060 ~	66,433	56,176
3.863% due 01/25/2037 •	106	95
3.865% due 03/25/2037 ~	5,117	3,772
3.909% due 10/25/2046 ~	1,014	909
3.923% due 06/25/2036 •	296	285
3.975% due 09/25/2060 ~	66,282	57,006
4.000% due 01/25/2066 ~	7,535	6,705
4.059% due 09/25/2037 ~	199	200
4.068% due 08/25/2036 •	27,425	10,843
4.113% due 09/25/2036 •	1,505	1,443
4.123% due 12/25/2034 •	224	216
4.143% due 11/25/2036 •	2,283	1,819
4.145% due 01/25/2082 ~	198,001	170,838
4.152% due 12/25/2035 ~	174	107
4.202% due 05/20/2047 •	5,462	4,923
4.229% due 08/01/2061 ~	28,297	24,797
4.293% due 09/25/2036 •	233	224
4.320% due 12/25/2035 ~	3,937	3,530
4.400% due 09/25/2064 ~	77,221	65,423
4.451% due 09/25/2037 ~	3,300	3,026
4.461% due 03/01/2070 ~	21,753	20,649
4.495% due 03/25/2037 ~	776	721
4.532% due 08/25/2035 •	1,023	1,013
4.625% due 11/25/2036 ~	1,075	940
4.667% due 06/25/2036 ~	353	343
4.743% due 09/25/2037 •	1,402	1,317
4.777% due 03/25/2035 ~	5,998	5,883
4.854% due 04/25/2035 ~	667	644
4.919% due 11/25/2036 ~	2,736	1,774
4.930% due 03/25/2036 •	778	753
5.004% due 03/25/2036 ~	474	468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.100% due 10/25/2035 ~	$12	$9
5.167% due 03/25/2037 ~	423	386
5.250% due 03/25/2037	1,529	1,153
5.354% due 11/25/2036 ~	2,228	1,981
5.365% due 05/25/2035 ~	398	384
5.387% due 08/25/2035 ~	111	107
5.500% due 11/25/2035	613	621
5.584% due 06/25/2036 ~	1,375	1,307
5.748% due 08/25/2035 ~	9	10
5.750% due 04/25/2047	3,627	1,841
6.000% due 05/25/2035	1,275	1,294
6.000% due 05/25/2037	1,944	1,591
6.000% due 08/25/2037 ~	10,766	4,287
6.033% due 03/25/2034 ~	143	134
6.050% due 03/25/2036 •	75	76
6.250% due 11/25/2037 ~	1,953	735
6.490% due 05/25/2035 •	3	4
6.500% due 10/25/2036 ~	5,316	2,555

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.891% due 09/25/2035 ~	196	144

CitiMortgage Alternative Loan Trust
1.657% due 02/25/2037 •(a)	1,145	91
4.343% due 01/25/2037 •	6,106	5,042
5.750% due 12/25/2036	197	175
5.750% due 03/25/2037	321	283
5.750% due 04/25/2037	2,626	2,329
6.000% due 07/25/2036	170	151
6.000% due 09/25/2036	2,910	2,702
6.000% due 11/25/2036	4,640	4,410
6.000% due 05/25/2037	6,039	5,532
6.000% due 06/25/2037	2,315	2,125
6.000% due 10/25/2037	1,294	1,204

CLNY Trust
5.163% due 11/15/2038 •	1,009	999
5.710% due 11/15/2038 •	15,102	14,624

CNL Commercial Mortgage Loan Trust
4.287% due 05/15/2031 •	64	63

COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	10,856	10,896
6.393% due 06/25/2069 þ	20,656	20,865
6.421% due 05/25/2069 þ	4,982	5,032

COLT Trust
1.665% due 09/25/2061 ~	19,619	18,105

COMM Mortgage Trust
0.552% due 08/10/2047 ~(a)	23,136	75
1.285% due 10/10/2049 ~(a)	174,793	55
2.819% due 01/10/2039	2,200	2,137
3.140% due 10/10/2036	13,000	12,605
4.228% due 05/10/2051	1,400	1,374

Countrywide Alternative Loan Trust
1.157% due 11/25/2035 •(a)	2,410	160
1.307% due 11/25/2035 •(a)	2,034	135
1.457% due 08/25/2036 •(a)	7,173	607
3.036% due 06/25/2046 ~	3,040	2,850
3.186% due 06/25/2037 ~	70	59
3.495% due 05/25/2035 ~	1,511	1,198
3.970% due 02/20/2047 •	12,841	10,505
3.980% due 03/20/2047 •	12,966	11,376
3.985% due 12/20/2046 •	24,791	22,397
4.000% due 02/20/2047 •	4,187	3,448
4.003% due 04/25/2047 •	9,587	8,576
4.033% due 06/25/2036 •	5,891	5,704
4.063% due 04/25/2047 •	9,785	8,777
4.073% due 06/25/2037 •	11,766	10,921
4.083% due 06/25/2047 •	8,553	7,135
4.093% due 06/25/2035 •	2,808	1,729
4.093% due 07/25/2035 •	1,940	1,174
4.093% due 08/25/2035 •	856	523
4.093% due 05/25/2037 •	3,366	1,308
4.101% due 08/25/2036 ~	243	230
4.113% due 06/25/2036 •	8,177	7,269
4.113% due 11/25/2036 •	6,464	6,553
4.113% due 01/25/2037 •	15,377	13,974
4.113% due 05/25/2037 •	3,366	1,313
4.113% due 07/25/2046 •	3,195	3,233
4.113% due 09/25/2047 •	11,435	10,774
4.123% due 05/25/2037 •	6,227	2,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.132% due 09/25/2034 •	$95	$88
4.143% due 06/25/2035 •	2,549	1,720
4.143% due 07/25/2036 •	13,211	4,724
4.143% due 11/25/2036 •	3,854	1,585
4.143% due 03/01/2038 •	3,752	2,690
4.153% due 11/25/2036 •	1,411	2,064
4.153% due 05/25/2047 •	4,274	3,994
4.163% due 02/25/2037 •	286	76
4.173% due 08/25/2046 •	8,992	8,050
4.173% due 09/25/2046 •	13,633	13,436
4.173% due 10/25/2046 •	1,773	1,687
4.190% due 07/20/2046 •	3,488	3,074
4.193% due 03/25/2035 •	1,205	1,141
4.193% due 02/25/2036 •	1,048	916
4.193% due 06/25/2036 •	59	23
4.193% due 12/25/2036 •	326	67
4.193% due 08/25/2037 •	1,865	1,151
4.210% due 03/20/2046 •	3,163	3,005
4.210% due 05/20/2046 •	15,578	14,198
4.210% due 09/20/2046 •	6,513	6,315
4.213% due 05/25/2035 •	2,036	1,987
4.213% due 07/25/2046 •	9,842	9,135
4.233% due 05/25/2035 •	1,015	967
4.233% due 09/25/2047 •	9,990	9,587
4.264% due 06/25/2037 ~	1,218	1,205
4.273% due 01/25/2037 •	23,096	20,347
4.293% due 04/25/2034 •	477	459
4.293% due 05/25/2035 •	7,619	5,573
4.293% due 12/25/2035 •	23,317	14,198
4.293% due 04/25/2036 •	6,063	2,083
4.313% due 07/25/2035 •	1,145	1,053
4.313% due 08/25/2035 •	4,471	4,428
4.329% due 03/25/2047 •	2,222	1,786
4.333% due 02/25/2036 •	1,750	1,523
4.333% due 07/25/2036 •	1,427	1,326
4.333% due 08/25/2047 •	40,477	36,283
4.343% due 11/25/2035 •	2,410	1,123
4.353% due 08/25/2035 •	2,943	2,868
4.353% due 12/25/2035 •	252	241
4.353% due 02/25/2037 •	8,305	6,971
4.353% due 10/25/2046 •	1,795	1,719
4.353% due 08/25/2047 •	1,449	1,234
4.373% due 02/25/2036 •	4,933	4,648
4.373% due 05/25/2036 •	3,079	2,779
4.393% due 12/25/2035 •	16,519	12,768
4.413% due 08/25/2035 •	467	449
4.413% due 11/25/2035 •	2,963	2,786
4.430% due 11/20/2035 •	4,001	3,624
4.450% due 11/20/2035 •	22,113	21,295
4.453% due 09/25/2035 •	562	416
4.453% due 10/25/2035 •	1,141	758
4.474% due 02/25/2037 ~	386	347
4.493% due 09/25/2035 •	6,076	5,698
4.493% due 12/25/2035 •	9,522	9,031
4.543% due 01/25/2036 •	3,083	1,804
4.593% due 08/25/2035 •	964	493
4.593% due 01/25/2036 •	1,134	1,052
4.645% due 11/25/2035 ~	146	138
4.666% due 03/25/2047 ~	4,600	4,384
4.687% due 12/25/2035 ~	51	49
4.709% due 11/25/2046 •	520	480
4.760% due 12/25/2035 ~	29	30
4.793% due 08/25/2035 •	3,267	1,659
4.799% due 06/25/2046 •	1,733	1,653
4.813% due 10/25/2034 •	2,589	2,579
4.841% due 08/25/2034 ~	1,311	1,254
4.859% due 12/25/2035 •	5,357	4,785
5.000% due 08/25/2035	2,253	1,463
5.169% due 07/20/2035 •	823	779
5.201% due 09/25/2034 ~	907	871
5.209% due 08/25/2035 •	1,424	1,242
5.253% due 11/25/2035 •	5,736	5,451
5.259% due 08/25/2035 •	75	73
5.333% due 11/25/2035 •	2,404	2,239
5.342% due 12/25/2034 ~	3,059	3,086
5.419% due 08/25/2035 •	2,413	2,251
5.443% due 08/25/2034 •	1,770	1,751
5.443% due 10/25/2034 •	1,871	1,862
5.500% due 01/25/2035	10,863	10,881
5.500% due 02/25/2035	223	218

20	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/25/2035	$12,715	$11,214
5.500% due 05/25/2035	8,729	6,857
5.500% due 06/25/2035	1,817	1,104
5.500% due 07/25/2035	2,087	1,662
5.500% due 08/25/2035	2,441	2,071
5.500% due 09/25/2035	18,504	12,762
5.500% due 10/25/2035	2,010	1,103
5.500% due 11/25/2035	9,034	5,619
5.500% due 12/25/2035	7,478	3,500
5.500% due 01/25/2036	4,038	2,895
5.500% due 02/25/2036	25,419	14,948
5.504% due 06/25/2035 •	165	154
5.750% due 05/25/2036	249	90
5.750% due 08/25/2036	3,325	1,613
5.750% due 03/25/2037	3,318	1,636
5.750% due 06/25/2037	2,858	1,201
5.750% due 07/25/2037	760	418
5.750% due 04/25/2047	1,914	956
5.765% due 11/25/2035 þ	2,952	1,282
5.909% due 10/20/2035 •	12,035	8,643
5.929% due 10/20/2035 •	3,036	2,789
6.000% due 11/25/2034	5,395	5,581
6.000% due 02/25/2035	15,012	11,529
6.000% due 02/25/2036	26,467	13,626
6.000% due 03/25/2036	8,787	3,839
6.000% due 04/25/2036	12,419	5,535
6.000% due 05/25/2036	14,835	7,102
6.000% due 06/25/2036	7,033	3,643
6.000% due 07/25/2036	7,016	3,570
6.000% due 08/25/2036	3,524	1,921
6.000% due 11/25/2036	3,802	1,863
6.000% due 01/25/2037	752	612
6.000% due 02/25/2037	3,285	1,094
6.000% due 03/25/2037	3,538	1,185
6.000% due 04/25/2037	7,401	3,102
6.000% due 05/25/2037	13,997	5,692
6.000% due 06/25/2037	479	210
6.000% due 08/25/2037 •	5,087	2,301
6.000% due 01/25/2047	5,675	2,972
6.074% due 11/25/2035 þ	1,531	664
6.250% due 10/25/2036	4,547	2,106
6.250% due 11/25/2036	4,364	1,987
6.250% due 12/25/2036	2,933	1,136
6.250% due 11/25/2046	1,989	868
6.500% due 05/25/2036	2,518	1,110
6.500% due 06/25/2036	823	366
6.500% due 08/25/2036	2,433	692
6.500% due 09/25/2036	6,700	3,175
6.500% due 12/25/2036	2,364	952
6.500% due 08/25/2037	9,608	4,002
6.500% due 09/25/2037	17,755	6,533
6.500% due 11/25/2037	7,768	3,274
7.000% due 08/25/2034	155	166
7.000% due 09/25/2036	24,306	4,702
7.250% due 08/25/2032	22	23
7.500% due 12/25/2034	104	12

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	49	26
6.000% due 08/25/2037 ~	1,098	488
10.706% due 08/25/2037 ~	805	340

Credit Suisse First Boston Mortgage Securities Corp.
2.597% due 01/25/2033 ~	353	328
3.567% due 09/25/2032 ~	116	105
4.443% due 11/25/2031 •	371	199
4.443% due 09/25/2035 •	2,151	1,390
4.943% due 11/25/2034 •	2,476	2,382
5.232% due 11/25/2031 •	173	89
5.250% due 09/25/2035	394	301
5.470% due 11/25/2032 ~	102	98
5.579% due 06/25/2046 ~	110,866	104,054
6.000% due 09/25/2033	18	18
6.000% due 01/25/2036	2,539	1,492
6.428% due 04/25/2033 ~	233	232
6.500% due 01/25/2036	353	74
7.000% due 01/25/2036	4,856	779

Cross Mortgage Trust
5.003% due 11/25/2070 ~	14,855	14,792
5.036% due 11/25/2070 ~	45,747	45,579
5.129% due 09/25/2069 ~	7,120	7,126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.549% due 12/25/2069 ~	$13,873	$13,926
6.093% due 04/25/2069 þ	18,792	18,910
6.147% due 07/25/2069 þ	17,967	18,117
6.272% due 06/25/2069 þ	25,129	25,336
6.615% due 03/25/2068 þ	14,726	14,753

CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,342	2,765
6.589% due 12/25/2036 þ	15,219	1,880
6.672% due 06/25/2036 þ	191	47

CSFB Mortgage-Backed Pass-Through Certificates
4.143% due 10/25/2035 •	2,878	2,432
5.062% due 01/25/2034 ~	43	42
5.500% due 08/25/2034	170	158
5.500% due 06/25/2035	2,945	1,985
5.500% due 10/25/2035	2,388	854
6.000% due 11/25/2035	227	48
6.553% due 10/25/2033 ~	9	9

CSMC Mortgage-Backed Trust
4.143% due 11/25/2036 •	1,288	699
4.293% due 07/25/2036 •	12,991	4,242
5.000% due 04/25/2037	194	157
5.500% due 03/25/2037	6,115	2,758
5.587% due 04/25/2037 ~	11,289	2,686
5.746% due 04/25/2037 ~	37,485	8,972
6.000% due 08/25/2036	3,271	1,402
6.000% due 02/25/2037	1,496	781
6.000% due 06/25/2037	2,110	324
6.079% due 04/25/2037 þ	20,418	5,552
6.250% due 06/25/2036	7,484	4,134
6.250% due 08/25/2036	644	227

CSMC Trust
0.000% due 12/25/2054 (h)	18	18
0.000% due 02/25/2056 (h)	183	180
0.000% due 02/25/2056 ~	584,641	534,214
0.000% due 07/25/2057 (h)	229	222
0.000% due 07/25/2057 ~	10,400	8,056
0.000% due 09/25/2057 ~	14	14
0.000% due 01/25/2058 (h)	165	160
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	505	487
0.000% due 01/27/2059 (h)	300	293
0.000% due 01/27/2059 (a)	616,350	0
0.000% due 04/25/2059 ~(a)	297,994	18
0.000% due 09/25/2059 ~	265	257
0.000% due 10/25/2060 (h)	239	235
0.000% due 02/25/2061 ~(a)	252,917	1,604
0.000% due 05/25/2061 ~	183	181
0.000% due 11/25/2076 (a)	716,578	0
0.000% due 11/25/2076 (h)	1,099	991
0.388% due 02/25/2061 ~(a)	219,001	3,802
0.393% due 05/25/2061 ~(a)	376,884	6,496
1.421% due 05/25/2061 ~(a)	427,239	17,912
1.650% due 05/25/2061 ~	248,315	221,089
2.000% due 01/25/2060 ~	14,577	13,170
2.000% due 10/25/2060 ~	19,531	17,668
2.100% due 05/25/2061 ~	40,232	30,220
2.250% due 02/25/2061 ~	96,801	92,092
2.450% due 05/25/2061 ~	33,691	24,709
2.500% due 02/25/2061 ~	27,143	23,107
2.562% due 12/25/2048 ~	199,702	182,058
2.681% due 07/25/2057 ~	384,503	349,132
2.800% due 05/25/2061 ~	28,457	20,182
2.839% due 07/25/2057 ~	37,104	29,267
3.000% due 02/25/2061 ~	20,262	16,920
3.041% due 02/25/2056 ~	357,326	201,433
3.119% due 07/25/2057 ~	217,372	121,081
3.202% due 07/25/2058 ~	2,236,739	1,770,494
3.214% due 07/25/2058 ~	117,723	93,778
3.250% due 04/25/2059 ~	113,478	109,191
3.340% due 02/27/2047 ~	86,685	31,893
3.384% due 10/25/2060 ~	1,208,167	971,462
3.415% due 01/27/2059 ~	370,137	351,666
3.431% due 11/10/2032	8,800	7,458
3.452% due 10/27/2036 ~	34,900	8,998
3.500% due 04/26/2038 ~	790	777
3.525% due 01/25/2058 ~	135,522	109,843
3.557% due 04/25/2059 ~	182,996	137,519
3.597% due 05/25/2061 ~	76,541	44,309
3.601% due 11/25/2076 ~	424,978	406,158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.629% due 11/30/2037 ~		$4,084	$3,779
3.718% due 02/25/2061 ~		108,000	72,736
3.769% due 01/27/2059 ~		237,467	162,664
3.801% due 11/25/2076 ~		287,305	193,152
3.904% due 04/25/2062 ~		23,738	22,732
3.912% due 09/25/2057 ~		4,137	3,530
3.927% due 09/25/2057 ~		21,900	20,788
4.000% due 08/27/2037 ~		5,620	5,470
4.000% due 08/01/2057 ~		14,850	13,968
4.013% due 05/27/2037 •		6,509	5,884
4.068% due 10/27/2036 •		1,835	1,458
4.186% due 08/27/2037 ~		7,001	6,335
4.208% due 04/27/2036 ~		7,329	6,562
4.208% due 05/27/2036 ~		1,271	1,145
4.238% due 10/27/2036 •		2,435	711
4.253% due 09/25/2057 ~		474,981	413,786
4.268% due 05/27/2037 •		24,787	10,415
4.286% due 12/25/2054 ~		141,127	113,374
4.288% due 02/27/2046 •		8,600	1,964
4.324% due 04/27/2037 ~		8,027	3,841
4.547% due 05/25/2067 ~		13,558	13,523
4.574% due 04/26/2047 ~		7,546	4,212
4.671% due 04/25/2058 ~		199,026	187,836
4.699% due 05/27/2053 ~		79,265	71,669
4.818% due 07/27/2037 •		850	818
4.919% due 11/26/2036 ~		2,400	1,547
5.093% due 09/25/2059 ~		239,994	224,627
5.187% due 07/15/2038 •		28,700	25,496
5.244% due 08/27/2036 ~		4,453	3,632
5.561% due 04/25/2036 ~		3,786	2,685
6.192% due 09/26/2036 ~		322	305
6.611% due 06/01/2050 ~		450,234	448,885
7.000% due 08/26/2036		1,444	355
7.330% due 07/25/2049 ~		449,281	487,701

CSMC Trust Capital Certificates
6.000% due 04/26/2037 ~		380	378

CSMCM Trust
0.000% due 07/25/2049 ~		29,991	24,471
0.000% due 01/27/2059 ~		25,583	20,965
0.000% due 09/25/2059 ~		22,588	19,089
0.000% due 10/27/2060 ~(a)		50,870	39,288
0.000% due 10/27/2060 ~		6,481	5,342
3.139% due 02/25/2061		10,665	8,640
3.500% due 05/25/2061		17,989	14,469
3.657% due 07/25/2049		18,917	21,915
4.232% due 09/25/2057 ~		20,136	17,129
4.286% due 06/25/2048 ~		513,892	439,080
13.182% due 10/25/2058 ~		8,409	7,062

CSWF Corp.
4.854% due 06/15/2034 •		173	170

Cupressus Mortgages Holdco SARL
1.000% due 10/24/2050 «	GBP	2,000	605

DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,533
5.332% due 10/15/2039 •		26,500	26,447

DBJPM Mortgage Trust
1.578% due 09/15/2053 ~(a)		48,880	1,956

DC Commercial Mortgage Trust
6.314% due 09/12/2040		18,400	18,771

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		14,939	14,907

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.933% due 07/25/2047 •		6,034	5,774
3.943% due 02/25/2047 •		4,071	2,276
4.033% due 08/25/2036 •		2,609	2,425
4.033% due 01/25/2047 •		2,123	2,071
4.053% due 12/25/2036 •		2,871	976
4.053% due 08/25/2047 •		24,559	23,322
4.093% due 12/25/2036 •		1,391	1,298
4.093% due 03/25/2037 •		15,781	15,174
4.113% due 03/25/2037 •		14,099	6,565
4.143% due 04/25/2035 •		1,233	1,129
4.173% due 08/25/2036 •		3,010	2,782
4.173% due 10/25/2036 •		12,687	3,385
4.173% due 12/25/2036 •		2,871	901
4.173% due 08/25/2047 •		7,815	7,338
4.193% due 02/25/2047 •		6,282	6,038
4.273% due 01/25/2047 •		1,728	1,563

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.353% due 08/25/2036 •		$5,840	$5,338
4.376% due 10/25/2035 ~		143	121
4.453% due 08/25/2037 •		5,389	4,434
4.493% due 06/25/2037 •		31,210	26,755
4.629% due 04/25/2047 •		12,997	11,986
5.143% due 11/25/2035 •		888	1,827
5.250% due 09/25/2035 ~		2,333	2,119
5.293% due 10/25/2047 •		21,442	16,873
5.500% due 11/25/2035 ~		15	31
5.500% due 11/25/2035		1,721	758
5.500% due 12/25/2035		1,073	917

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.093% due 04/25/2037 •		20,097	14,256
5.431% due 02/25/2036 ~		1,380	1,263
5.530% due 02/25/2036 ~		2,372	2,170
5.650% due 10/25/2036 ~		7,201	6,285
5.734% due 06/25/2036 ~		5,122	4,686
5.900% due 10/25/2036 ~		3,085	2,689
6.369% due 10/25/2036 þ		494	430
6.386% due 10/25/2036 þ		78	68
6.420% due 07/25/2036 ~		4,503	3,925
6.600% due 10/25/2036 þ		2,146	1,872

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
6.273% due 06/25/2034 ~		3	3

Dilosk RMBS No. 10 STS DAC
2.861% due 09/24/2060 •	EUR	11,016	12,735

Domi BV
2.830% due 06/15/2056 •		11,605	13,409

DSLA Mortgage Loan Trust
3.931% due 03/19/2037 •		$19,253	16,399
3.971% due 04/19/2047 •		60	62
3.991% due 10/19/2036 •		17,453	11,868
4.211% due 03/19/2045 •		761	733
4.291% due 02/19/2045 •		386	385
4.451% due 09/19/2045 •		1,196	628
4.571% due 11/19/2044 •		1,411	1,343
4.591% due 11/19/2044 •		27	25
4.611% due 09/19/2044 •		1,814	1,674
4.799% due 04/19/2046 •		8,051	6,529
4.909% due 07/19/2044 ~		203	195
5.027% due 07/19/2044 ~		4	4

Durham Mortgages A PLC
0.000% due 05/28/2054 (b)(h)	GBP	50,495	60,579
0.000% due 05/28/2054 (h)		10	4,161
4.545% due 05/28/2054 •		639,555	847,803
4.895% due 05/28/2054 •		51,843	68,597
5.045% due 05/28/2054 •		44,096	58,270
5.645% due 05/28/2054 •		36,945	48,718
6.945% due 05/28/2054 •		25,027	32,973
7.945% due 05/28/2054 •		10,725	14,091

Durham Mortgages B PLC
0.000% due 05/28/2055 (b)(h)		55,498	62,912
0.000% due 05/28/2055 (h)		10	18
4.645% due 05/28/2055 •		536,752	710,899
4.895% due 05/28/2055 •		45,040	59,463
5.045% due 05/28/2055 •		46,041	60,662
5.495% due 05/28/2055 •		33,530	44,061
6.445% due 05/28/2055 •		28,025	36,762
7.245% due 05/28/2055 •		27,523	37,651

Dutch Mortgage Finance BV
0.000% due 08/22/2059 (h)	EUR	1,830	23,739
0.000% due 08/22/2067 ~		1,830	62,626
2.774% due 08/22/2059 •		575,793	666,261
2.774% due 08/22/2067 •		789,935	914,136
3.074% due 08/22/2059 •		25,898	30,006
3.074% due 08/22/2067 •		66,160	76,553
3.374% due 08/22/2059 •		20,718	24,010
3.474% due 08/22/2067 •		46,312	53,689
3.724% due 08/22/2059 •		13,812	16,009
4.124% due 08/22/2067 •		44,327	51,403
5.024% due 08/22/2059 •		10,359	12,000
5.524% due 08/22/2067 •		28,448	32,159
6.274% due 08/22/2059 •		13,813	15,998
6.774% due 08/22/2059 •		10,403	12,040
7.524% due 08/22/2067 •		19,849	22,425

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		61,488	71,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dutch Property Finance BV
2.938% due 04/28/2064 •	EUR	4,211	$4,883

E-MAC NL BV
4.290% due 07/25/2036 •		148	169

Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ		$21,167	20,981
5.100% due 10/25/2070 þ		21,903	21,826
5.522% due 01/26/2060 þ		13,435	13,483
5.655% due 02/25/2060 þ		21,494	21,615
5.726% due 01/25/2060 þ		12,764	12,837
5.732% due 02/25/2068 þ		6,395	6,388

EMF-U.K. PLC
4.845% due 03/13/2046 •	GBP	7,687	10,196

Eucalyptus Mortgages Ltd.
1.000% due 10/24/2050 «		113,947	91,321

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •		73	96
4.165% due 06/15/2044 •		5,200	6,831
4.215% due 09/15/2044 •		1,360	1,792

Eurosail PLC
4.315% due 09/10/2044 •		877	1,156

Eurosail-U.K. PLC
4.105% due 03/13/2045 •		6,877	9,058
4.265% due 09/13/2045 •		8,208	10,821
4.635% due 09/13/2045 •		15,358	19,882
4.815% due 06/13/2045 •		763	1,010

Finance of America HECM Buyout
4.250% due 03/25/2029 «~		$161,700	159,335
4.500% due 11/25/2035 ~		92,303	91,439

Finance of America Structured Securities Trust
3.500% due 09/25/2055 þ		856,241	834,246
3.500% due 03/25/2056 «þ		279,000	269,638
3.500% due 11/25/2074		134,791	130,919
3.500% due 02/25/2075		151,355	146,739

First Horizon Alternative Mortgage Securities Trust
1.757% due 04/25/2037 •(a)		2,342	171
4.138% due 01/25/2036 ~		2,338	1,114
4.163% due 02/25/2037 •		155	39
4.274% due 02/25/2036 ~		48	34
4.439% due 02/25/2036 ~		826	674
4.502% due 08/25/2035 ~		523	431
4.543% due 04/25/2036 •		1,242	376
4.647% due 04/25/2035 ~		2,445	2,427
4.753% due 09/25/2036 ~		1,955	1,480
4.817% due 09/25/2035 ~		1,370	1,222
4.867% due 04/25/2036 ~		506	417
4.898% due 08/25/2034 ~		45	46
5.038% due 08/25/2035 ~		3	2
5.389% due 12/25/2035 ~		694	524
5.421% due 02/25/2035 ~		280	270
5.477% due 03/25/2035 ~		145	143
5.750% due 02/25/2036		2,250	850
6.000% due 11/25/2036		917	218
6.250% due 11/25/2036		1,768	438
6.250% due 08/25/2037		80	26

First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
4.442% due 01/25/2037 ~		288	128
4.529% due 11/25/2037 ~		23	9
4.643% due 10/25/2035 ~		308	282
4.930% due 05/25/2037 ~		1,408	551
5.707% due 11/25/2037 ~		788	566
5.750% due 05/25/2037		131	38
5.994% due 08/25/2035 ~		31	20

Fremont Home Loan Trust
4.618% due 01/25/2034 •		851	819

GCAT Trust
3.450% due 10/25/2068 ~		1,000	941
4.250% due 05/25/2067 ~		15,432	14,580
6.007% due 01/25/2059 þ		9,801	9,848
6.085% due 06/25/2059 þ		13,435	13,537

GMAC Commercial Mortgage Asset Corp.
5.550% due 08/10/2038		4,269	4,176

GMACM Mortgage Loan Trust
3.319% due 11/19/2035 ~		67	34
3.546% due 03/18/2035 ~		2	2
3.723% due 11/19/2035 ~		39	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.872% due 03/18/2035 ~		$167	$152
6.645% due 03/18/2035 ~		58	59
7.500% due 05/25/2035 ~		294	281

Grace Trust
0.301% due 12/10/2040 ~(a)		174,400	2,216

Great Hall Mortgages No. 1 PLC
4.165% due 06/18/2039 •	GBP	17,355	22,730

GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •		$4,848	4,540
4.193% due 03/25/2047 •		7,920	7,573
4.213% due 04/25/2036 •		7,188	6,568
4.233% due 10/25/2046 •		7,259	7,127
4.313% due 10/25/2045 •		137	130
4.333% due 11/25/2045 •		23	22
4.413% due 10/25/2045 •		1,404	1,316
4.433% due 09/25/2046 •		4,468	3,703

GreenPoint MTA Trust
4.253% due 06/25/2045 •		1,093	873
4.273% due 08/25/2045 •		124	106

Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR	7,480	8,499

Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	19,720
5.545% due 03/14/2053 •		33,295	44,123
6.745% due 03/14/2053 •		64,660	85,686
7.745% due 03/14/2053 •		30,790	40,806
8.745% due 03/14/2053 •		24,633	32,630
10.245% due 03/14/2053 •		15,395	20,396
11.745% due 03/14/2053 •		9,237	12,229
12.745% due 03/14/2053 •		9,236	12,206
14.245% due 03/14/2053 •		7,039	9,315

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$40,306	36,489
4.920% due 07/15/2035 •		6,688	4,414
5.040% due 12/15/2036 •		2,446	2,444

GS Mortgage Securities Trust
0.499% due 11/10/2049 ~(a)		99,790	57

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~		12,600	10,861

GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 «~		31	31
0.000% due 11/25/2055 «(h)		17	17
0.000% due 11/25/2055 ~		139	133
0.000% due 06/25/2061 ~		240	230
0.000% due 06/25/2061 ~(a)		548,792	25,133
0.000% due 01/25/2062 ~(a)		547	536
0.000% due 02/27/2062 (h)		561	455
0.000% due 02/25/2063 (h)		1,289	1,219
0.000% due 07/25/2063 (h)		338	330
0.000% due 01/25/2064 (b)(h)		51	51
0.000% due 03/25/2064 (h)		462	456
0.000% due 07/25/2064 (b)(h)		135	133
0.000% due 06/25/2065 (b)(h)		966	947
0.000% due 08/25/2065 (b)(h)		537	522
0.000% due 10/25/2065 (b)(h)		771	745
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.000% due 08/25/2071 ~		751	634
0.010% due 10/01/2075 «		1,383	1,387
0.661% due 03/25/2052 ~(a)		229,332	9,046
1.909% due 06/25/2061 ~		204,583	187,008
2.500% due 03/25/2052 ~		227,407	189,397
2.553% due 03/25/2052 ~		3,749	1,761
3.161% due 03/25/2052 ~		18,321	15,820
3.203% due 01/25/2064 ~		115,988	98,311
3.640% due 07/25/2064 ~		175,667	148,667
3.750% due 07/25/2061 ~		22,413	21,878
3.757% due 03/25/2064 ~		541,327	456,552
3.771% due 10/25/2065 ~		296,013	258,975
3.814% due 02/25/2063 ~		314,178	271,282
3.900% due 09/25/2061 þ		19,310	18,872
3.999% due 08/25/2065 ~		140,869	126,177
4.006% due 06/25/2061 ~		55,798	43,878
4.007% due 06/25/2065 ~		476,062	418,121
4.029% due 07/25/2064 ~		68,542	60,688
4.095% due 01/25/2062 ~		684,509	646,544
4.100% due 07/25/2065 þ		51,936	50,487
4.189% due 02/27/2062 ~		314,173	275,355
4.430% due 04/25/2086 «		36,294	33,764

22	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.472% due 07/25/2063 ~	$362,013	$334,089
4.637% due 12/27/2067 ~	509,891	433,646
4.638% due 08/25/2071 ~	87,430	81,187
4.750% due 10/01/2075 «	200,000	186,062
4.899% due 05/25/2056 þ	9,076	9,004
4.918% due 03/25/2065 ~	399,728	393,154
5.013% due 07/25/2065 þ	24,920	24,804
5.226% due 11/25/2055 ~	414,284	415,414
5.547% due 11/25/2055 ~	612,008	622,491
5.616% due 11/25/2055 «	404,733	402,173
6.320% due 04/25/2065 ~	182,638	185,744
6.528% due 06/25/2063 ~	305,165	306,835
7.009% due 03/25/2064 ~	272,460	275,549

GSC Capital Corp. Mortgage Trust
4.193% due 02/25/2036 •	3,124	3,001

GSMPS Mortgage Loan Trust
4.143% due 01/25/2035 •	12,112	10,512
4.143% due 03/25/2035 •	1,959	1,830
4.193% due 06/25/2034 •	18,835	17,017
7.051% due 10/20/2032 ~	6,723	6,328

GSMSC Pass-Through Trust
7.500% due 10/25/2036 ~	1,004	107
13.154% due 09/25/2036 ~	704	185

GSMSC Resecuritization Trust
3.878% due 04/26/2037 •	41,231	21,746
3.933% due 10/26/2036 •	16,027	15,282
4.058% due 02/26/2037 •	16,850	15,849
4.148% due 11/26/2036 •	11,949	6,514

GSR Mortgage Loan Trust
3.669% due 01/25/2035 ~	8	7
3.823% due 08/25/2034 ~	176	166
4.061% due 04/25/2036 ~	633	372
4.093% due 01/25/2035 •	29	27
4.093% due 08/25/2035 •	238	231
4.111% due 05/25/2035 ~	453	333
4.111% due 11/25/2035 ~	7	7
4.143% due 06/25/2035 •	475	456
4.185% due 05/25/2037 ~	1,103	964
4.233% due 08/25/2046 •	43,701	8,640
4.238% due 05/25/2037 ~	889	466
4.243% due 07/25/2037 •	135	30
4.250% due 03/25/2032	34	33
4.313% due 08/25/2046 •	34,126	7,266
4.351% due 03/25/2037 ~	64	61
4.386% due 01/25/2036 ~	3	4
4.413% due 08/25/2034 ~	20	19
4.422% due 04/25/2035 ~	46	44
4.478% due 01/25/2036 ~	2,131	2,023
4.627% due 10/25/2035 ~	1,260	617
4.723% due 05/25/2037 ~	6,311	4,061
4.732% due 12/25/2034 ~	741	88
4.741% due 11/25/2035 ~	5	5
4.858% due 07/25/2035 ~	714	399
4.904% due 04/25/2035 ~	20	19
4.917% due 08/25/2034 ~	90	86
4.966% due 11/25/2035 ~	1,003	431
5.000% due 07/25/2036	5	0
5.100% due 09/25/2035 ~	999	912
5.270% due 05/25/2034 •	42	38
5.276% due 09/25/2034 ~	4	4
5.500% due 03/25/2036	615	850
5.500% due 01/25/2037	123	785
5.750% due 02/25/2036	227	198
5.825% due 10/25/2035 ~	113	109
5.880% due 04/25/2032 •	5	5
6.000% due 11/25/2035	239	73
6.000% due 02/25/2036	342	136
6.000% due 03/25/2036	10,100	3,257
6.000% due 06/25/2036	143	484
6.000% due 07/25/2036	1,511	822
6.000% due 09/25/2036	1,257	473
6.000% due 01/25/2037	36	21
6.033% due 05/25/2035 ~	353	260
6.118% due 11/25/2035 ~	150	73
6.250% due 10/25/2036	8,941	8,275
6.281% due 07/25/2035 ~	919	463
6.289% due 05/25/2035 ~	1,866	1,592
6.290% due 09/25/2034 ~	208	211
6.449% due 01/25/2035 ~	128	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/25/2036		$1,174	$479
6.500% due 10/25/2036		541	183
7.000% due 07/25/2035 ~		137	136

HarborView Mortgage Loan Trust
3.933% due 08/19/2036 ~		208	178
3.953% due 05/25/2038 •		8,448	6,868
3.971% due 11/19/2036 •		8,262	7,419
3.989% due 07/21/2036 •		5,285	2,550
4.011% due 07/19/2047 •		6,774	6,879
4.051% due 03/19/2037 •		17,436	16,326
4.091% due 01/25/2047 •		7,975	7,622
4.131% due 12/19/2036 •		1,377	1,256
4.171% due 09/19/2037 •		13,744	12,170
4.171% due 02/19/2046 •		982	927
4.191% due 05/19/2037 •		30,474	25,670
4.201% due 12/19/2036 •		38,574	32,462
4.211% due 11/19/2036 •		9,998	9,535
4.271% due 01/19/2036 •		46	48
4.271% due 12/19/2036 •		12,895	12,666
4.291% due 01/19/2036 •		334	214
4.299% due 06/19/2036 ~		238	95
4.331% due 03/19/2035 •		917	894
4.331% due 07/19/2045 •		7,074	6,585
4.350% due 10/20/2045 •		5,593	3,974
4.351% due 02/19/2036 •		3,510	1,428
4.361% due 06/19/2045 •		11,821	6,285
4.371% due 07/19/2045 •		1,268	1,135
4.411% due 11/19/2035 •		325	205
4.411% due 08/19/2045 •		171	164
4.431% due 01/19/2035 •		120	96
4.451% due 09/19/2035 •		837	489
4.491% due 01/19/2035 •		675	646
4.551% due 01/19/2035 •		128	120
4.571% due 12/19/2034 •		1,911	1,665
4.591% due 11/19/2034 •		66	63
4.591% due 12/19/2034 •		21	18
4.611% due 12/19/2034 •		9,458	7,872
4.646% due 06/19/2036 ~		96	43
4.651% due 11/19/2034 •		9,188	6,284
4.679% due 06/19/2045 •		3,106	1,197
4.685% due 07/19/2035 ~		3,238	2,434
4.709% due 12/19/2036 •		4,565	4,277
4.907% due 06/19/2034 •		12	12
5.033% due 12/19/2035 ~		1,268	593
5.085% due 11/19/2034 ~		14	14
5.331% due 02/19/2036 •		441	184
5.699% due 08/19/2034 ~		706	696
5.793% due 10/25/2037 •		9,539	9,064
5.825% due 11/19/2034 ~		180	175
5.859% due 01/19/2036 •		8,100	3,007
5.859% due 10/20/2045 •		1,864	1,408

Hilton USA Trust
0.475% due 11/05/2038 ~(a)		118,960	47
2.828% due 11/05/2035		71,800	61,561

HomeBanc Mortgage Trust
4.313% due 01/25/2036 •		1,611	1,582
4.413% due 03/25/2035 •		194	159
4.673% due 04/25/2037 ~		2,920	2,663
4.768% due 12/25/2034 •		125	120
4.918% due 03/25/2035 •		58	43
4.993% due 03/25/2035 •		78	51

HSI Asset Loan Obligation Trust
3.745% due 09/25/2037 ~		768	663
4.382% due 09/25/2037 ~		9,559	7,989
4.979% due 01/25/2037 ~		2,059	1,586
5.280% due 01/25/2037 ~		607	354

HSI Asset Securitization Corp. Trust
4.753% due 07/25/2035 •		589	565
4.783% due 07/25/2035 •		1,617	1,532

IM Pastor 4 FTA
2.248% due 03/22/2044 •	EUR	6,657	6,934

Impac CMB Trust
4.073% due 10/25/2035 •		$3,460	3,267
4.313% due 04/25/2035 •		748	747
4.433% due 03/25/2035 •		2,759	2,713
4.513% due 05/25/2035 •		22	21
5.287% due 09/25/2034 þ		1,022	1,047
5.382% due 09/25/2034 þ		414	476

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Impac Secured Assets CMN Owner Trust
5.450% due 03/25/2033 ~	$792	$787

Impac Secured Assets Trust
4.193% due 05/25/2036 •	4	4
4.273% due 03/25/2037 •	22,469	20,150
4.273% due 09/25/2037 •	6,728	5,970
4.313% due 01/25/2037 •	14,222	12,591
4.493% due 05/25/2036 •	273	261
4.513% due 09/25/2037 •	6,963	6,210
4.553% due 05/25/2037 •	9,025	7,805
5.893% due 05/25/2036 •	214	216

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	1,847	692

IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037	9,918	5,771
6.500% due 09/25/2037	90	45

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~	204	155
3.214% due 09/25/2037 ~	8,693	3,373
3.354% due 11/25/2037 ~	5,504	4,534
3.465% due 09/25/2036 ~	2,303	1,755
3.659% due 01/25/2036 ~	1,457	1,145
3.885% due 03/25/2037 ~	686	502
4.438% due 08/25/2037 ~	1,072	1,023
5.248% due 01/25/2036 ~	58	55

IndyMac INDX Mortgage Loan Trust
3.075% due 09/25/2035 ~	2,706	1,813
3.179% due 06/25/2037 ~	8,378	6,880
3.192% due 06/25/2037 ~	3,867	2,170
3.250% due 01/25/2036 ~	18	17
3.281% due 05/25/2036 ~	11,996	8,067
3.295% due 06/25/2035 ~	41	32
3.309% due 07/25/2037 ~	16,204	10,644
3.314% due 05/25/2037 ~	2,798	2,274
3.369% due 08/25/2037 ~	50	36
3.381% due 06/25/2036 ~	176	106
3.407% due 01/25/2035 ~	291	267
3.417% due 06/25/2036 ~	418	364
3.429% due 05/25/2037 •	35,245	28,381
3.503% due 02/25/2036 ~	2,044	1,474
3.533% due 06/25/2036 ~	18,136	12,563
3.588% due 05/25/2036 ~	6,714	6,526
3.606% due 10/25/2035 ~	4,241	3,389
3.626% due 08/25/2035 ~	5,209	3,847
3.631% due 05/25/2035 ~	1,207	1,076
3.702% due 12/25/2035 ~	1,840	1,005
3.706% due 11/25/2035 ~	1,746	1,694
3.791% due 09/25/2036 ~	54	34
3.811% due 12/25/2035 ~	959	509
3.817% due 05/25/2037 ~	14,299	9,493
3.844% due 09/25/2035 ~	4,221	3,432
3.944% due 07/25/2036 ~	5,036	3,270
4.033% due 07/25/2036 •	4,589	4,607
4.053% due 10/25/2036 •	43	40
4.093% due 06/25/2037 •	7,882	2,449
4.153% due 01/25/2037 •	2,981	2,693
4.173% due 09/25/2046 •	5,449	5,109
4.193% due 10/25/2036 •	1,704	1,563
4.193% due 06/25/2046 •	10,238	9,297
4.193% due 11/25/2046 •	17,735	17,276
4.213% due 04/25/2046 •	5,121	4,810
4.213% due 05/25/2046 •	22,104	20,578
4.233% due 04/25/2046 •	4,156	3,904
4.238% due 03/25/2035 ~	11	10
4.242% due 11/25/2035 ~	5,394	3,773
4.253% due 04/25/2035 •	1,069	1,027
4.253% due 09/25/2046 •	4,208	4,361
4.271% due 08/25/2035 ~	1,203	1,060
4.273% due 04/25/2035 •	3,663	3,036
4.273% due 07/25/2035 •	919	869
4.273% due 06/25/2037 •	10,526	9,975
4.278% due 12/25/2035 ~	4,220	2,873
4.279% due 06/25/2036 ~	2,950	2,204
4.293% due 02/25/2037 •	27,884	18,445
4.313% due 06/25/2035 •	2,655	2,130
4.313% due 07/25/2035 •	10,344	6,902
4.353% due 07/25/2035 •	1,326	1,176
4.373% due 11/25/2036 •	5,020	4,867
4.425% due 01/25/2037 ~	2,828	2,439

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.433% due 02/25/2035 •	$720	$684
4.433% due 07/25/2045 •	2,024	1,522
4.473% due 02/25/2035 •	538	489
4.493% due 01/25/2035 •	1,194	929
4.508% due 11/25/2035 ~	2,108	1,260
4.593% due 08/25/2034 •	45	42
4.593% due 11/25/2034 •	4	3
4.593% due 07/25/2046 •	997	906
4.673% due 09/25/2034 •	46	41
4.922% due 07/25/2035 ~	4,013	2,090
5.102% due 04/25/2035 ~	6	6
5.353% due 10/25/2036 •	6,599	3,257

JP Morgan Alternative Loan Trust
4.153% due 06/25/2037 •	28,521	14,481
4.193% due 06/25/2037 •	10,256	3,721
4.203% due 05/25/2036 ~	528	281
4.429% due 01/25/2036 ~	1,645	1,013
5.007% due 11/25/2036 ~	2,931	1,430
5.843% due 05/26/2037 ~	23,505	1,752
6.000% due 03/25/2036	1,485	693
6.000% due 12/27/2036	20,062	9,291
6.460% due 12/25/2036 þ	1,444	1,508
6.500% due 03/25/2036	3,721	1,866
6.500% due 12/25/2036 þ	35,723	31,016
6.810% due 08/25/2036 þ	7,908	7,809
6.920% due 08/25/2036 þ	18,823	15,547

JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)	158,100	740
0.360% due 10/05/2040 ~(a)	217,800	1,917
1.259% due 08/15/2049 ~(a)	108,263	53
1.974% due 01/05/2040	15,870	14,730
2.287% due 03/05/2042	33,500	31,498
4.128% due 07/05/2031	27,783	22,966
4.519% due 04/15/2037 •	55,959	55,425
4.797% due 06/15/2038 •	19,290	18,671
5.087% due 03/15/2036 •	5,000	4,652
7.235% due 10/05/2040	70,400	72,872

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	117,472	126,936
0.000% due 10/25/2055 ~	111,654	119,198
0.000% due 01/25/2056 ~	299,869	320,082
3.934% due 10/25/2036 ~	535	373
4.198% due 10/25/2036 ~	162	89
4.391% due 01/25/2037 ~	218	181
4.412% due 05/25/2036 ~	1,598	1,307
4.422% due 06/25/2036 ~	232	155
4.518% due 06/25/2036 ~	95	62
4.538% due 04/25/2037 ~	3,209	2,649
4.592% due 10/25/2033 ~	9	8
4.624% due 06/25/2037 ~	182	143
4.625% due 07/25/2063 ~	29,035	28,273
4.707% due 08/25/2036 ~	4,093	3,277
4.723% due 08/25/2035 ~	1	1
4.730% due 11/25/2035 ~	2,699	2,106
4.733% due 05/25/2036 ~	395	337
4.735% due 08/25/2036 ~	1,517	1,172
4.750% due 01/25/2063 ~	10,375	10,219
4.787% due 06/25/2066 ~	43,294	42,965
4.790% due 05/25/2036 ~	581	490
4.869% due 06/25/2037 ~	2,054	1,554
4.912% due 03/25/2055 •	38,574	38,674
4.915% due 04/25/2036 ~	3,557	3,070
4.923% due 06/25/2036 ~	1,435	954
4.954% due 03/25/2066 ~	5,936	5,916
4.968% due 07/25/2035 ~	64	60
4.968% due 11/25/2035 ~	650	503
4.971% due 07/25/2035 ~	3	3
4.985% due 02/25/2036 ~	1,195	817
5.012% due 02/25/2055 •	24,519	24,581
5.094% due 08/25/2035 ~	500	447
5.132% due 02/25/2035 ~	5	5
5.153% due 10/25/2037 ~	3,459	2,645
5.173% due 12/26/2037 ~	3,148	2,448
5.182% due 09/25/2035 ~	92	90
5.182% due 04/25/2037 ~	350	248
5.198% due 11/25/2035 ~	92	75
5.235% due 02/25/2034 ~	2	2
5.250% due 11/25/2063 ~	720	716

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.252% due 10/25/2035 ~		$131	$85
5.267% due 10/25/2035 ~		134	129
5.337% due 04/25/2035 ~		58	57
5.426% due 08/25/2036 ~		316	257
5.431% due 06/25/2035 ~		427	430
5.460% due 04/25/2036 ~		450	407
5.500% due 09/25/2035		1,904	1,395
5.500% due 01/25/2036		601	254
5.500% due 08/25/2037		2,010	744
5.548% due 04/25/2035 ~		22	22
5.561% due 09/25/2055 þ		29,606	29,590
5.571% due 07/25/2035 ~		427	419
5.750% due 03/25/2037		338	116
5.818% due 07/25/2035 ~		109	108
5.821% due 10/25/2035 ~		4	3
5.839% due 08/25/2035 ~		260	257
5.860% due 10/25/2036 ~		556	421
5.862% due 06/25/2035 ~		28	22
5.990% due 07/25/2064 ~		12,285	12,355
6.000% due 10/25/2034		1,243	791
6.000% due 07/25/2036		2,130	868
6.000% due 06/25/2037		10,898	4,124
6.000% due 08/25/2037		14,355	5,797
6.178% due 07/25/2035 ~		14	15
6.276% due 08/25/2056 ~		287,059	291,220
6.500% due 09/25/2035		118	70
6.617% due 01/25/2056 ~		148,109	151,541
7.000% due 08/25/2037		757	351
7.317% due 12/25/2055 ~		179,020	180,641
7.418% due 10/25/2055 ~		196,840	198,834
7.446% due 04/25/2056 ~		235,656	237,884
8.658% due 04/25/2056 ~		260,269	278,981
8.836% due 09/25/2056 ~		279,154	300,038

JP Morgan Re-REMICS
2.708% due 11/26/2036 •		6,535	6,418

JP Morgan Seasoned Mortgage Trust
3.684% due 01/25/2063 ~		41,845	39,116
4.337% due 01/25/2063 ~		4,147	3,986

JPMDB Commercial Mortgage Securities Trust
0.659% due 12/15/2049 ~(a)		146,960	163

Jubilee Place 6 BV
2.957% due 09/17/2060 •	EUR	5,846	6,771

Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	22,823
4.545% due 01/28/2051 •		152,627	202,178

Kinbane 2 DAC
3.019% due 01/24/2063 ~	EUR	56,069	64,849
3.019% due 08/24/2075 ~		38,066	43,985

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	11,758
2.250% due 02/22/2045		26,742	22,689
4.664% due 02/22/2045 •		75,247	99,374
5.864% due 02/22/2045 •		82,543	106,818

Landmark Mortgage Securities No. 2 PLC
2.272% due 06/17/2039 •	EUR	589	671
4.065% due 06/17/2039 •	GBP	2,490	3,261

Landmark Mortgage Securities No. 3 PLC
4.143% due 04/17/2044 •		14,383	18,704

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(h)		$366	360
0.000% due 12/25/2056 ~(a)		681,955	4,460
0.000% due 07/25/2057 (h)		417	406
0.000% due 07/25/2057 ~		185,444	175,023
0.000% due 04/25/2058 ~		301	288
0.000% due 08/26/2058 (h)		706	631
0.000% due 01/28/2070 ~		3,273	2,264
0.125% due 12/26/2057 ~(a)		318,748	1,409
1.290% due 12/26/2057 ~(a)		43,302	284
3.105% due 12/25/2056 ~		679,258	537,085
3.750% due 04/25/2058 ~		81,629	79,990
3.876% due 06/25/2057 ~		87,736	82,372
4.000% due 02/25/2058 ~		78,182	78,006
4.000% due 04/25/2058 ~		106,604	96,774
4.125% due 04/25/2058 ~		51,618	29,105
4.250% due 02/25/2058 ~		132,996	129,848
4.250% due 08/26/2058 ~		313,562	306,634
4.315% due 02/25/2058 ~		132,995	97,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.378% due 08/26/2058 ~		$178,636	$136,992
4.500% due 02/25/2058 ~		132,996	124,261
4.540% due 12/26/2057 ~		273,617	225,853
4.658% due 01/25/2058 ~		139,243	125,877
5.650% due 11/25/2060 þ		12,754	12,772
5.662% due 01/28/2070 ~		328,427	327,485
5.806% due 12/25/2053 ~		1,162,629	1,184,758

Lehman Mortgage Trust
2.907% due 03/25/2037 •(a)		11,884	1,821
4.113% due 10/25/2036 •		6,320	1,283
4.213% due 12/25/2036 •		5,850	1,092
4.324% due 12/25/2035 ~		2,881	425
4.393% due 07/25/2036 •		4,805	1,752
4.584% due 07/25/2037 ~		2,630	1,336
4.693% due 12/25/2035 •		537	280
5.081% due 01/25/2036 ~		531	510
5.500% due 12/25/2035		24	12
5.724% due 04/25/2036 ~		2,728	1,660
5.750% due 12/25/2035		3,084	1,828
6.000% due 01/25/2036		79	71
6.000% due 08/25/2037		979	930
6.500% due 09/25/2037		4,650	1,766

Lehman XS Trust
4.033% due 08/25/2036 •		1,613	1,932
4.173% due 12/25/2036 •		2,286	1,898
4.173% due 11/25/2046 •		115	104
4.193% due 08/25/2046 •		5,248	5,684
4.193% due 11/25/2046 •		7,611	7,227
4.193% due 03/25/2047 •		46,884	41,311
4.193% due 07/25/2047 •		6,395	6,440
4.203% due 08/25/2046 •		4,112	3,799
4.213% due 09/25/2046 •		66	67
4.273% due 03/25/2047 •		9,612	8,572
4.393% due 12/25/2035 •		5	4
4.393% due 08/25/2037 •		19,852	16,662
4.893% due 07/25/2047 •		25,835	19,521
5.359% due 03/25/2047 •		5,824	5,390
5.610% due 07/25/2035 þ		510	459

Ludgate Funding PLC
2.176% due 01/01/2061 •	EUR	1,217	1,377
4.024% due 01/01/2061 •	GBP	12,305	15,878
4.055% due 12/01/2060 •		4,490	5,888
4.464% due 01/01/2061 •		2,378	3,124

Lugo Funding DAC
3.041% due 05/26/2066 •	EUR	154,591	178,505

Luminent Mortgage Trust
2.870% due 04/25/2036 ~		$2,649	1,614
4.113% due 11/25/2036 •		1,555	1,408
4.133% due 12/25/2036 •		7,710	6,914
4.193% due 02/25/2046 •		16,657	12,142
4.353% due 05/25/2037 •		2,310	2,274

Lura Funding DAC
0.000% due 08/27/2079 «(h)	EUR	44,809	31,206
0.000% due 08/27/2079 «•		300,929	345,411

LUX
6.363% due 08/15/2040 •		$36,100	36,324

Manhattan West Mortgage Trust
0.205% due 09/10/2039 ~(a)		807,900	1,684

Mansard Mortgages PLC
4.515% due 12/15/2049 •	GBP	2,324	3,078

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~		$584	521
3.409% due 07/25/2035 ~		131	119
3.422% due 09/25/2035 ~		727	436
3.620% due 04/25/2035 ~		1,498	1,382
3.737% due 09/25/2033 ~		244	235
3.830% due 10/25/2034 ~		117	108
4.273% due 05/25/2037 •		704	279
4.283% due 12/25/2032 ~		265	260
4.473% due 05/25/2047 •		5,237	4,407
4.657% due 11/25/2036 ~		36	18
4.893% due 09/25/2037 •		20,328	7,758
4.912% due 04/25/2034 ~		367	369
5.017% due 09/25/2034 ~		22	21
5.598% due 11/21/2034 ~		94	94
5.610% due 01/25/2036 ~		1,084	1,057
5.629% due 05/25/2034 ~		228	221

24	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.906% due 09/25/2034 ~	$362	$326
6.000% due 09/25/2033 ~	7	7
6.159% due 12/21/2034 ~	31	29
6.236% due 04/21/2034 ~	3,213	3,177
6.250% due 12/25/2033 ~	12	12
6.266% due 05/25/2034 ~	53	52
6.375% due 07/25/2034 ~	70	69
6.625% due 10/25/2032 ~	29	28

MASTR Alternative Loan Trust
5.500% due 07/25/2034	527	532
5.500% due 08/25/2034	1,120	1,107
5.500% due 04/25/2035	225	127
5.750% due 11/25/2033	1,386	1,347
7.000% due 06/25/2034	5	5

MASTR Asset Securitization Trust
5.500% due 06/26/2034	6	6
6.000% due 06/25/2036	123	65
6.000% due 06/25/2036 •	976	527
6.250% due 01/25/2038	3,698	1,836

MASTR Reperforming Loan Trust
4.143% due 05/25/2035 •	1,382	641
4.153% due 07/25/2035 •	14,482	6,575
4.314% due 05/25/2036 ~	119	97

MASTR Seasoned Securitization Trust
4.500% due 02/25/2033	83	80
5.455% due 10/25/2032 ~	2	2
6.250% due 05/25/2032 ~	13	13
6.375% due 10/25/2032 ~	29	29
6.500% due 08/25/2032 ~	14	14
6.532% due 10/25/2032 ~	7	7

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •	32	31
4.527% due 09/15/2030 •	30	19

Merrill Lynch Alternative Note Asset Trust
3.933% due 01/25/2037 •	49,088	14,664
4.013% due 03/25/2037 •	24,119	5,588
4.093% due 01/25/2037 •	6,218	1,858
4.193% due 03/25/2037 •	17,212	4,433
4.213% due 03/25/2037 •	13,880	2,214
4.385% due 06/25/2037 ~	20,101	8,657
4.393% due 03/25/2037 •	206	47

Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~	255	227
3.798% due 09/25/2036 ~	5,289	3,998
3.838% due 09/25/2037 ~	2,935	2,556
4.093% due 09/25/2037 •	4,909	2,757
4.253% due 04/25/2029 •	163	152
4.253% due 03/25/2030 •	30	30
4.253% due 09/25/2037 •	8,841	4,995
4.265% due 05/25/2034 ~	43	39
4.342% due 03/25/2036 ~	1,407	645
4.453% due 06/25/2028 •	188	175
4.453% due 11/25/2029 •	321	281
4.473% due 04/25/2028 •	1	1
4.633% due 01/25/2030 •	1	1
4.663% due 07/25/2030 •	53	53
4.678% due 04/25/2035 ~	480	440
4.680% due 03/25/2030 •	64	55
4.713% due 01/25/2029 •	49	43
4.750% due 07/25/2033 ~	49	48
4.838% due 09/25/2035 ~	26	20
4.860% due 10/25/2028 •	4	4
4.880% due 11/25/2029 •	7	7
5.028% due 06/25/2037 ~	3,538	3,397
5.135% due 02/25/2035 ~	522	500
5.144% due 05/25/2029 ~	30	28
5.146% due 07/25/2035 ~	281	121
5.170% due 02/25/2036 ~	784	771
5.489% due 07/25/2035 ~	244	228
5.559% due 12/25/2035 ~	532	513
5.622% due 05/25/2036 ~	471	468
5.639% due 12/25/2035 ~	1,590	664
5.651% due 05/25/2036 ~	136	135
5.728% due 09/25/2029 ~	16	16
5.733% due 10/25/2036 ~	6,655	5,602
5.844% due 02/25/2034 ~	23	22
5.880% due 12/25/2034 ~	45	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.900% due 02/25/2033 ~		$7	$7
5.911% due 01/25/2029 ~		887	887
6.000% due 01/25/2029 ~		1	1
6.053% due 09/25/2033 ~		209	204
6.174% due 12/25/2034 ~		3	3
6.196% due 07/25/2033 ~		21	20
6.250% due 05/25/2036 ~		2	2
6.250% due 10/25/2036		1,503	512
6.595% due 07/25/2034 ~		248	245

Merrill Lynch Mortgage-Backed Securities Trust
4.599% due 06/25/2037 ~		3,263	1,870
5.920% due 08/25/2036 •		2,471	2,131

Merrion Square Residential DAC
3.019% due 03/24/2081 •	EUR	78,113	90,550

MF1 Trust
4.743% due 12/15/2034 •		$5,140	5,121

MFA Trust
2.855% due 07/25/2060 ~		5,200	4,314
4.250% due 02/25/2066 ~		3,223	3,076
4.400% due 03/25/2068 þ		50,514	50,250
6.105% due 12/25/2068 þ		12,961	13,035
6.775% due 10/25/2058 þ		16,545	16,654

MKT Mortgage Trust
2.694% due 02/12/2040		16,065	14,525

Morgan Stanley Capital I Trust
0.652% due 11/12/2049 ~(a)		24	0
0.854% due 07/15/2053 ~(a)		54,413	1,862
1.780% due 07/15/2053 ~(a)		95,742	5,726
2.428% due 04/05/2042 ~		2,000	1,773

Morgan Stanley Mortgage Loan Trust
2.184% due 06/25/2037 ~		10,405	5,421
3.468% due 07/25/2035 ~		116	105
3.500% due 11/25/2037 ~		809	708
3.625% due 01/25/2035 ~		107	98
3.665% due 12/25/2037 ~		3,198	2,053
3.874% due 05/25/2036 ~		6,939	3,703
4.073% due 01/25/2036 •		914	481
4.093% due 08/25/2035 •		1,060	547
4.121% due 08/25/2034 ~		280	256
4.212% due 09/25/2035 ~		30	19
4.653% due 11/25/2035 ~		62	22
4.762% due 07/25/2034 ~		52	48
4.804% due 08/25/2034 ~		1	1
5.185% due 10/25/2034 ~		17	17
5.269% due 09/25/2034 ~		642	637
5.500% due 11/25/2035		34	29
5.627% due 10/25/2034 ~		20	20
5.699% due 06/25/2036 ~		67	67
5.843% due 09/25/2034 ~		372	366
6.000% due 08/25/2037		272	85
6.000% due 10/25/2037		6,349	3,288
6.084% due 07/25/2034 ~		52	54
6.276% due 09/25/2034 ~		202	198
7.013% due 08/25/2036 þ		5,677	1,091

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~		6,948	2,988
6.250% due 08/26/2047 ~		10,485	5,239
12.173% due 07/26/2036 •		2,413	1,635

Morgan Stanley Resecuritization Trust
3.250% due 06/26/2047 •		32,840	29,134
3.503% due 06/26/2047 •		366	320
3.685% due 04/26/2047 •		23,447	16,829
4.523% due 12/27/2046 •		14,227	11,374
4.702% due 04/26/2047 ~		2,556	1,206

Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)		817	762
0.000% due 07/25/2065 ~		224,898	193,988
0.000% due 09/25/2065 ~		203,349	183,131
0.000% due 11/25/2069 ~		209,686	215,545
4.000% due 01/25/2064 þ		161,523	156,171
4.000% due 06/25/2064 þ		27,974	27,236
4.963% due 09/25/2070 ~		27,883	27,846
5.016% due 09/25/2070 ~		34,035	33,990
5.021% due 11/25/2070 þ		49,636	49,543
5.530% due 05/25/2070 ~		8,109	8,137

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •		15,616	14,339

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MortgageIT Mortgage Loan Trust
4.213% due 04/25/2036 •		$8,306	$7,110

MortgageIT Securities Corp. Mortgage Loan Trust
4.093% due 06/25/2047 •		1,203	1,032
4.253% due 06/25/2047 •		9,935	8,685

MortgageIT Trust
4.293% due 11/25/2035 •		10,296	8,432
4.393% due 08/25/2035 •		508	511

MSJP
0.403% due 09/05/2047 ~(a)		31,700	586
0.890% due 09/05/2047 ~(a)		46,563	755

NAAC Reperforming Loan REMICS Trust
6.500% due 03/25/2034		322	295
7.500% due 03/25/2034		1,129	1,064

NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035		958	829

Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,198
3.821% due 02/15/2039		34,500	32,247

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ		1,010	188

New Orleans Hotel Trust
4.709% due 04/15/2032 •		1,100	1,089
5.009% due 04/15/2032 •		14,615	14,439

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,061	1,030
3.000% due 07/25/2059 ~		9,300	8,672
3.311% due 12/25/2057 ~		5,989	5,783
3.417% due 02/25/2058 ~		5,270	5,117
3.461% due 08/25/2059 ~		13,652	12,786
3.649% due 08/27/2057 ~		7,470	7,306
3.749% due 09/25/2057 ~		14,769	13,999
3.750% due 11/25/2058 ~		14,160	13,676
3.840% due 12/25/2057 ~		7,659	7,293
4.000% due 08/25/2059 ~		40,693	39,054
4.000% due 10/25/2059 ~		9,296	9,050
4.137% due 10/25/2059 ~		29,004	28,211
4.211% due 08/25/2059 ~		55,921	53,989
4.250% due 12/25/2058 ~		12,950	12,676
4.472% due 12/25/2058 ~		13,600	13,305
4.500% due 02/25/2057 ~		1,260	1,248
4.500% due 12/25/2057 ~		13,554	13,242
4.500% due 02/25/2058 ~		3,593	3,568
4.750% due 02/25/2057 ~		8,284	8,172
4.827% due 05/25/2058 ~		13,858	13,538
5.085% due 10/25/2065 ~		11,995	11,975
6.864% due 10/25/2063 þ		92,049	92,798

New York Mortgage Trust
4.453% due 08/25/2035 •		214	196

Newgate Funding PLC
2.750% due 12/15/2050 •	EUR	1,616	1,859
3.400% due 12/15/2050 •		1,590	1,764
3.650% due 12/15/2050 •		2,660	2,967
4.034% due 12/01/2050 •	GBP	715	936
4.865% due 12/15/2050 •		8,440	11,060
5.115% due 12/15/2050 •		2,385	3,055

NLT Trust
3.200% due 10/25/2062 ~		$12,711	11,739

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.113% due 10/25/2036 •		1,741	1,586
4.155% due 10/25/2035 ~		177	160
4.353% due 04/25/2037 •		38	40
4.437% due 02/25/2036 ~		513	340
4.793% due 05/25/2035 •		6,565	5,945
4.860% due 02/25/2036 ~		1,279	906
5.210% due 02/25/2036 ~		242	178
5.506% due 08/25/2034 ~		562	554
6.000% due 05/25/2033		1	1
6.215% due 08/25/2036 ~		3,884	989
6.431% due 08/25/2036 ~		9,648	2,456
7.000% due 04/25/2033		5	5

Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		79,481	59,522
2.753% due 10/25/2036 ~		5,848	3,271
3.981% due 10/26/2036 •		2,882	2,543
4.693% due 07/25/2036 •		2,208	2,150
6.000% due 07/26/2037		14,301	5,094

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
0.427% due 09/25/2046 •		$64,225	$25,782

NRPL Trust
0.000% due 05/01/2058 (h)		311	302
0.000% due 05/01/2058 ~		210,131	191,059
0.000% due 09/25/2062 (h)		350	345
0.000% due 09/25/2063 (h)		94	93
0.000% due 11/25/2063 (h)		363	345
3.773% due 09/25/2063 ~		154,979	131,872
4.411% due 11/25/2063 ~		172,367	152,656
4.477% due 09/25/2062 ~		150,565	131,915

NRPLM Trust
0.000% due 09/27/2063 ~		6,525	5,133
4.439% due 11/25/2063 ~		7,287	6,013
4.459% due 09/27/2062		6,387	5,171

NYMT Loan Trust
3.215% due 07/25/2061		3,000	2,612
3.750% due 02/25/2068 ~		10,541	9,770
3.750% due 11/25/2069 ~		43,741	42,155
5.379% due 06/25/2069 ~		17,632	17,684

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •		26,300	26,260

OBX Trust
3.620% due 03/25/2053 ~		35,323	35,381
3.703% due 04/25/2053 ~		53,654	53,444
4.270% due 01/25/2062 ~		4,271	4,212
4.940% due 09/25/2062 þ		63,249	62,873
5.110% due 08/25/2062 þ		14,805	14,765
5.928% due 11/25/2063 þ		14,124	14,177
6.030% due 01/25/2064 þ		18,568	18,717
6.113% due 03/25/2063 þ		26,898	26,861
6.233% due 05/25/2064 þ		14,889	15,024
6.465% due 10/25/2063 þ		22,357	22,517
6.520% due 07/25/2063 þ		18,559	18,592
6.567% due 06/25/2063 þ		22,779	22,803
6.844% due 04/25/2063 þ		10,972	11,032
7.045% due 09/25/2063 þ		20,093	20,219
7.159% due 10/25/2063 þ		28,678	28,910

Oceanview Mortgage Trust
4.462% due 11/25/2054 •		9,050	9,057

PHH Alternative Mortgage Trust
4.493% due 07/25/2037 •		586	575
6.000% due 02/25/2037		1,935	1,615

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		16,707	15,970
4.000% due 08/25/2064 þ		8,617	8,369
4.000% due 03/25/2065 þ		116,147	112,557
4.000% due 07/25/2069 þ		3,584	3,488
4.075% due 06/25/2064 ~		17,556	16,599
4.150% due 04/25/2065 þ		33,217	32,357
4.150% due 01/25/2070 þ		90,359	87,636
5.250% due 10/25/2055		170,699	170,075

Prime Mortgage Trust
7.000% due 07/25/2034		50	48

PRKCM Trust
5.101% due 10/25/2060 þ		8,053	8,039
6.333% due 03/25/2059 þ		12,695	12,795
6.431% due 05/25/2059 þ		593	599
6.584% due 09/25/2058 þ		20,274	20,330
7.225% due 11/25/2058 þ		11,962	12,069

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	68,801
2.939% due 10/29/2054 •		57,749	65,695
3.389% due 10/29/2054 •		52,929	59,710
3.689% due 10/29/2054 •		38,495	43,035
4.669% due 10/29/2054 •		28,871	32,216
6.539% due 10/29/2054 •		24,059	26,771

PRPM LLC
3.750% due 03/25/2054 þ		$6,216	6,095
3.750% due 04/25/2055 þ		20,483	19,961
4.000% due 06/25/2053 þ		26,512	26,250
4.000% due 11/25/2053 þ		2,727	2,691
4.000% due 01/25/2054 þ		1,512	1,493
4.000% due 05/25/2054 þ		615	606
4.000% due 07/25/2054 þ		622	613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 08/25/2054 þ	$594	$584
4.000% due 11/25/2054 þ	24,186	23,639
4.000% due 10/25/2064 þ	54,917	53,671
4.200% due 12/25/2064 þ	11,529	11,365
4.500% due 08/25/2055 þ	13,429	13,220
4.500% due 06/25/2065 þ	144,497	141,505
4.839% due 10/25/2055 þ	5,669	5,612
4.942% due 12/25/2055 þ	34,098	33,816
5.089% due 02/25/2031 þ	45,616	45,647
5.185% due 02/25/2031 þ	96,186	95,244
5.250% due 07/25/2055 þ	9,360	9,349
5.385% due 10/25/2030 þ	45,734	45,561
5.500% due 03/25/2056 ~	31,500	31,653
5.503% due 08/25/2030 þ	81,715	81,505
5.699% due 11/25/2029 þ	7,263	7,274
5.729% due 07/25/2030 þ	15,579	15,559
5.774% due 08/25/2028 þ	28,907	28,867
5.870% due 11/25/2029 þ	21,441	21,465
5.897% due 12/25/2029 þ	18,962	18,957
6.179% due 06/25/2030 þ	26,852	26,824

PRPM Trust
4.845% due 01/25/2056 þ	26,729	26,600
5.228% due 08/25/2069 þ	7,868	7,858
5.674% due 12/26/2069 þ	12,487	12,540
5.802% due 11/25/2069 þ	29,153	29,330
6.221% due 11/25/2068 þ	4,085	4,114
6.250% due 08/25/2068 þ	20,339	20,384
6.255% due 05/25/2030 þ	6,386	6,373
6.265% due 12/25/2068 þ	6,638	6,679
6.327% due 06/25/2069 þ	13,801	13,932

RALI Trust
1.995% due 12/26/2034 ~	116	47
3.943% due 02/25/2047 •	30,974	9,058
3.968% due 11/25/2037 ~	6,079	5,139
4.039% due 08/25/2035 ~	534	183
4.043% due 02/25/2036 •	5,290	3,401
4.093% due 08/25/2035 •	2,067	1,412
4.093% due 04/25/2037 •	2,085	1,576
4.093% due 02/25/2047 •	6,612	6,166
4.123% due 03/25/2037 •	153	27
4.133% due 01/25/2037 •	1,759	1,574
4.143% due 01/25/2036 •	1,721	1,226
4.153% due 05/25/2036 •	4,711	4,353
4.153% due 07/25/2036 •	21,041	6,572
4.153% due 09/25/2036 •	4,719	4,461
4.153% due 11/25/2036 •	1,648	820
4.153% due 01/25/2037 •	436	297
4.153% due 06/25/2046 •	40,046	8,091
4.173% due 09/25/2036 •	2,197	2,072
4.193% due 06/25/2036 •	97	70
4.193% due 05/25/2047 •	4,027	3,808
4.203% due 09/25/2046 •	1,611	1,637
4.223% due 05/25/2046 •	10,483	9,498
4.313% due 12/25/2045 •	8,494	7,092
4.333% due 02/25/2046 •	3,876	1,349
4.333% due 05/25/2046 •	556	425
4.353% due 12/25/2045 •	283	155
4.393% due 04/25/2036 •	15,051	13,547
4.393% due 08/25/2036 •	2,709	2,148
4.493% due 11/25/2035 •	1,696	1,409
4.859% due 01/25/2046 •	8,626	6,691
4.938% due 08/25/2035 ~	1,548	1,305
5.083% due 12/25/2035 ~	761	702
5.102% due 07/25/2035 ~	2,198	1,094
5.117% due 04/25/2035 ~	6,712	4,591
5.165% due 12/25/2035 ~	5,558	4,912
5.219% due 09/25/2045 •	220	191
5.271% due 07/25/2035 ~	597	565
5.359% due 08/25/2035 •	133	103
5.500% due 08/25/2035	897	652
5.500% due 03/25/2037	463	383
5.500% due 06/25/2037	2,650	2,086
5.513% due 07/25/2035 ~	4,252	2,900
5.750% due 01/25/2037	1,670	1,258
6.000% due 08/25/2035	263	234
6.000% due 10/25/2035	5,258	1,466
6.000% due 12/25/2035	3,858	3,357
6.000% due 06/25/2036	237	189
6.000% due 08/25/2036	12,786	10,783
6.000% due 09/25/2036	1,549	1,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2037		$1,203	$923
6.000% due 02/25/2037		6,413	5,243
6.000% due 03/25/2037		4,866	4,201
6.000% due 05/25/2037		5,616	4,694
6.000% due 06/25/2037		10,074	8,184
6.500% due 08/25/2036		10,612	8,862
6.500% due 02/25/2037		3,574	3,013
6.750% due 06/25/2037		6,070	2,198
6.979% due 08/25/2047 •		62,315	7,954

RBSSP Resecuritization Trust
4.028% due 06/27/2036 •		1,000	903
4.108% due 12/26/2036 ~		9,323	8,924
4.125% due 09/28/2047 ~		67,775	47,138
4.206% due 02/28/2047 ~		10,026	6,729
4.257% due 12/26/2036 ~		1,060	896
4.288% due 02/26/2037 •		7,085	5,249
4.288% due 03/26/2037 •		21,558	18,645
4.428% due 08/26/2045 •		74	73
4.494% due 10/26/2036 ~		5,468	5,176
4.539% due 03/26/2036 ~		4,141	2,692
5.244% due 01/26/2036 •		1,106	1,062
5.291% due 12/26/2037 •		15,632	13,556
5.538% due 12/26/2037 •		17,255	14,966

Regal Trust IV
4.329% due 09/29/2031 •		13	13

Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		33	29
7.500% due 07/25/2032		294	78

Residential Asset Securitization Trust
2.897% due 04/25/2037 •(a)		9,699	1,138
4.093% due 07/25/2035 •		2,733	1,156
4.103% due 04/25/2037 •		9,699	1,761
4.143% due 06/25/2036 •		5,915	1,505
4.243% due 11/25/2034 •		516	462
4.343% due 08/25/2033 •		378	342
4.433% due 01/25/2034 ~		63	60
4.493% due 07/25/2036 •		3,963	2,471
5.250% due 09/25/2033		256	255
5.500% due 07/25/2035		4,803	2,754
5.500% due 09/25/2035		18,166	7,446
6.000% due 02/25/2036		17,708	7,067
6.000% due 09/25/2036		4,445	1,247
6.000% due 11/25/2036		6,418	2,106
6.000% due 01/25/2037		3,334	1,030
6.000% due 03/25/2037		6,689	2,021
6.000% due 04/25/2037		516	247
6.000% due 05/25/2037		6,308	3,040
6.000% due 07/25/2037		9,885	3,523
6.000% due 08/25/2037		613	274
6.250% due 11/25/2036		11,798	4,031
6.500% due 09/25/2036		3,198	906
6.500% due 04/25/2037		19,161	5,064

Residential Mortgage Securities 33 PLC
0.000% due 06/20/2048 (h)	GBP	950	17
4.746% due 06/20/2048 •		188,774	250,342
5.246% due 06/20/2048 •		28,170	37,365
5.646% due 06/20/2048 •		24,420	32,445
6.496% due 06/20/2048 •		12,198	16,259
7.746% due 06/20/2048 •		11,272	14,985
8.746% due 06/20/2048 •		9,398	12,450
10.246% due 06/20/2048 •		21,625	28,568

Resloc U.K. PLC
2.310% due 12/15/2043 •	EUR	3,114	3,509

RFMSI Trust
4.157% due 08/25/2035 ~		$1,369	534
5.428% due 11/25/2036 ~		946	805
5.500% due 03/25/2036		202	161
5.500% due 03/25/2037		1,677	1,154
5.512% due 09/25/2036 ~		5	4
5.675% due 10/25/2037 ~		1,408	1,305
5.709% due 07/27/2037 ~		80	62
5.732% due 10/25/2037 ~		4,073	2,461
5.750% due 09/25/2036		225	173
5.843% due 04/25/2037 ~		201	175
6.000% due 04/25/2037 •		45	34
6.000% due 04/25/2037		863	661
6.000% due 10/25/2037		289	129
6.500% due 03/25/2032		15	15

26	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ripon Investments Financing Ltd.
0.000% due 11/29/2052 «(m)	GBP	4,644	$6,065

Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)		2,143	903
0.000% due 08/28/2056 (h)		73,909	98,436
4.445% due 08/28/2056 •		599,735	793,571
4.745% due 08/28/2056 •		98,285	130,201
4.945% due 08/28/2056 •		85,685	113,085
5.345% due 08/28/2056 •		44,102	58,240
6.245% due 08/28/2056 •		18,901	24,785
6.745% due 08/28/2056 •		933	1,231
7.745% due 08/28/2056 •		16,380	21,588

RMAC No. 3 PLC
4.945% due 02/15/2047 •		5,927	7,853

RMAC Securities No. 1 PLC
2.288% due 06/12/2044 •	EUR	908	1,025
2.408% due 06/12/2044 •		1,806	2,011
4.015% due 06/12/2044 •	GBP	6,198	8,076
4.035% due 06/12/2044 •		29,331	38,094
4.061% due 06/12/2044 •		$15,197	14,767

Ronda RMBS DAC
0.000% due 10/28/2075 (h)	EUR	7,181	6,302
2.780% due 10/28/2075 •		227,812	261,620
3.480% due 10/28/2075 •		18,271	20,837
3.980% due 10/28/2075 •		16,443	18,756
4.480% due 10/28/2075 •		10,962	12,390
4.980% due 10/28/2075 •		11,876	13,236
5.480% due 10/28/2075 •		5,481	6,016
8.000% due 10/28/2075		63,034	21,787

Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~		2	0
1.000% due 06/28/2058 ~		23,143	24,509
3.035% due 06/28/2058 •		347,993	402,517
3.135% due 06/28/2058 •		39,593	45,748
3.335% due 06/28/2058 •		33,617	38,739
4.000% due 06/28/2058 ~		63,499	18,596
4.135% due 06/28/2058 •		28,014	32,214
5.135% due 06/28/2058 •		16,808	19,258
5.635% due 06/28/2058 •		8,964	10,153

Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		$28,900	28,858
5.545% due 01/25/2065 þ		1,603	1,609

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~		7,100	6,095

Sequoia Mortgage Trust
3.064% due 07/20/2037 ~		2,242	1,648
3.122% due 08/20/2047 ~		2,300	1,549
3.538% due 09/20/2046 ~		164	107
4.107% due 02/20/2047 ~		1,096	839
4.217% due 07/20/2037 ~		380	301
4.249% due 09/20/2046 ~		1,318	727
4.410% due 08/20/2034 •		91	84
4.435% due 11/25/2063 ~		19,344	19,329
4.450% due 06/20/2033 •		13	13
4.470% due 10/20/2034 •		972	899
4.490% due 07/20/2033 •		75	76
4.550% due 04/20/2033 •		14	13
4.555% due 10/20/2034 •		13	10
4.590% due 10/20/2027 •		2	2
4.674% due 04/25/2056 ~		28,100	27,463
4.818% due 11/20/2034 •		55	52
4.823% due 04/20/2033 •		104	102
5.046% due 10/25/2055 ~		12,286	12,288

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •		1,900	1,898

SMRT Commercial Mortgage Trust
4.673% due 01/15/2039 •		74,604	74,573

SRT Issuer I LLC
0.000% due 10/01/2031 «•		136,738	137,028

STARM Mortgage Loan Trust
4.290% due 06/25/2037 ~		1,732	1,569
5.350% due 04/25/2037 ~		899	510
5.644% due 02/25/2037 ~		1,328	1,144

Stratton Mortgage Funding PLC
4.645% due 06/28/2050 •	GBP	23,533	31,147
4.895% due 06/20/2060 •		110,195	146,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
3.059% due 04/25/2034 ~	$2	$1
3.688% due 08/25/2036 ~	9,324	7,261
3.737% due 05/25/2036 ~	4,215	3,294
3.849% due 05/25/2036 ~	3,227	1,779
3.871% due 02/25/2036 ~	285	246
3.906% due 11/25/2035 ~	110	103
3.990% due 03/25/2035 ~	7,171	6,028
4.093% due 09/25/2034 •	124	117
4.093% due 02/25/2037 •	1,326	1,350
4.113% due 12/25/2036 •	1,254	1,266
4.153% due 07/25/2035 •	360	172
4.186% due 08/25/2047 ~	1,429	1,347
4.219% due 01/25/2036 ~	2,398	1,267
4.243% due 09/25/2036 ~	5,669	3,817
4.251% due 07/25/2037 ~	23	15
4.293% due 10/25/2034 •	215	196
4.302% due 09/25/2036 ~	5,485	5,119
4.343% due 01/25/2035 •	9	9
4.348% due 11/25/2035 ~	22	21
4.410% due 01/25/2037 ~	2,347	1,702
4.423% due 04/25/2035 ~	26	24
4.423% due 06/25/2036 ~	2,216	1,267
4.438% due 04/25/2035 •	364	381
4.443% due 08/25/2035 ~	613	534
4.577% due 11/25/2035 ~	187	121
4.597% due 12/25/2035 ~	126	72
4.600% due 02/25/2036 ~	4,313	2,254
4.636% due 02/25/2035 ~	427	413
4.638% due 07/25/2035 ~	1,114	988
4.648% due 12/25/2034 ~	15	14
4.672% due 05/25/2035 ~	786	654
4.676% due 09/25/2035 ~	558	501
4.752% due 03/25/2036 ~	404	323
4.827% due 12/25/2035 ~	64	43
4.931% due 09/25/2036 ~	1,977	1,187
5.046% due 09/25/2034 ~	150	148
5.119% due 10/25/2035 ~	761	711
5.176% due 10/25/2034 ~	410	394
5.213% due 05/25/2035 ~	2,396	1,675
5.238% due 03/25/2035 ~	157	144
5.244% due 10/25/2034 ~	15	15
5.444% due 07/25/2034 ~	612	605
5.495% due 11/25/2034 ~	1,001	970
5.549% due 10/25/2037 •	2,505	2,308
5.628% due 12/25/2034 ~	42	42
5.706% due 01/25/2035 ~	481	476
5.708% due 02/25/2034 ~	192	183
5.798% due 04/25/2034 ~	6	6
5.799% due 02/25/2034 ~	140	138
6.093% due 12/25/2037 •	7,954	6,931
6.302% due 03/25/2034 ~	178	175

Structured Asset Mortgage Investments II Trust
3.469% due 05/25/2047 ~	20,839	16,763
3.636% due 05/25/2045 ~	45	38
3.913% due 08/25/2036 •	3,818	3,407
4.113% due 01/25/2037 •	1,745	1,599
4.153% due 06/25/2036 •	4,756	3,989
4.153% due 01/25/2037 •	4,139	3,774
4.153% due 07/25/2046 •	4,460	4,048
4.173% due 06/25/2036 •	926	914
4.173% due 07/25/2046 •	11,014	8,134
4.193% due 05/25/2036 •	5,801	4,870
4.193% due 10/25/2036 •	1,624	1,463
4.213% due 04/25/2036 •	4,329	3,993
4.213% due 05/25/2036 •	100	71
4.213% due 08/25/2036 •	12,058	10,173
4.213% due 05/25/2046 •	81	58
4.213% due 09/25/2047 •	8,329	7,726
4.233% due 09/25/2047 •	6,874	6,235
4.253% due 02/25/2036 •	24,406	21,682
4.253% due 07/25/2036 •	6	3
4.253% due 05/25/2045 •	2,303	2,211
4.291% due 07/19/2035 •	644	605
4.353% due 02/25/2036 •	5,244	4,493
4.393% due 08/25/2036 •	3,340	2,743
4.471% due 05/19/2035 •	346	334
4.772% due 05/25/2036 ~	149	27
4.893% due 09/25/2047 •	10,745	9,429

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.319% due 03/25/2046 •		$20	$18
5.493% due 05/25/2047 •		2,381	1,980
5.610% due 02/19/2035 ~		1	1

Structured Asset Securities Corp.
4.143% due 03/25/2035 •		1,819	1,632
4.143% due 04/25/2035 •		175	159

Structured Asset Securities Corp. Mortgage Loan Trust
4.513% due 11/25/2035 •		969	815

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.304% due 09/25/2033 ~		62	51
4.457% due 09/25/2033 ~		379	350
4.695% due 01/25/2034 ~		27	26
5.092% due 09/25/2033 ~		40	38
5.252% due 11/25/2033 ~		11	11
5.279% due 03/25/2033 ~		28	28
5.316% due 11/25/2033 ~		408	398
5.470% due 12/25/2033 ~		535	535
5.731% due 12/25/2033 ~		716	701
5.798% due 12/25/2033 ~		143	141
6.019% due 03/25/2033 ~		434	394
6.119% due 01/25/2034 ~		4	4
6.164% due 07/25/2033 ~		44	43
6.193% due 11/25/2033 ~		143	146
6.793% due 07/25/2032 •		764	712
6.996% due 11/25/2032 ~		51	52

Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		677	636
5.750% due 04/25/2035		4,596	2,025

Terwin Mortgage Trust
4.353% due 10/25/2037 •		43,031	12,490

Thornburg Mortgage Securities Trust
2.902% due 03/25/2044 ~		778	764
4.333% due 03/25/2044 •		21	21
4.399% due 10/25/2043 ~		609	555
4.405% due 04/25/2038 ~		7,611	4,770
4.424% due 03/25/2044 ~		2,014	1,976
4.702% due 04/25/2036 •		3,181	3,008
4.822% due 04/25/2045 ~		81	80
5.103% due 04/25/2038 ~		5,329	4,214
5.114% due 10/25/2043 ~		96	91
5.218% due 12/25/2044 ~		3,471	3,348

Tib Finance PLC
7.111% due 11/15/2034 «(m)		60,100	58,622

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	364,497	482,750

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,019	1,943
3.000% due 10/25/2057 ~		8,700	8,384
3.000% due 06/25/2058 ~		16,981	13,594
3.750% due 03/25/2058 ~		24,668	21,850
3.750% due 09/25/2062		85,001	80,998
3.875% due 01/25/2063 ~		8,504	7,334
4.057% due 04/25/2055 ~		20,000	19,526
4.067% due 04/25/2056 ~		1,000	948
4.103% due 01/25/2066 ~		65,460	64,624
4.207% due 03/25/2054 ~		24,000	23,452
4.546% due 10/27/2064 ~		61,979	62,077
4.612% due 10/25/2064 ~		147,172	146,004
5.012% due 07/25/2065 ~		36,424	36,277

Trinity Square PLC
4.644% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	135,994	180,100

Uropa Securities PLC
2.231% due 10/10/2040 •	EUR	1,608	1,840
4.063% due 10/10/2040 •	GBP	4,795	6,299
4.113% due 10/10/2040 •		1,983	2,581

Valley Funding PLC
0.000% due 05/16/2066 (h)		47,873	58,175
4.745% due 05/16/2066 •		231,586	306,004
5.245% due 05/16/2066 •		29,536	39,049
5.745% due 05/16/2066 •		30,820	40,693
6.745% due 05/16/2066 •		15,924	21,035
7.745% due 05/16/2066 •		10,274	13,583
9.245% due 05/16/2066 •		5,650	7,505

VASA Trust
4.687% due 07/15/2039 •		$17,800	17,492

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
4.260% due 02/25/2067 þ	$21,356	$20,554
4.832% due 10/25/2067 ~	36,942	36,645
4.858% due 12/25/2070 þ	52,284	52,138
5.086% due 07/25/2067 ~	44,049	43,941
5.218% due 09/25/2069 ~	21,695	21,765
5.364% due 10/25/2069 ~	13,766	13,797
5.389% due 10/25/2067 ~	58,000	58,043
5.402% due 05/25/2065 þ	27,253	27,340
5.799% due 07/25/2069 þ	23,246	23,390
5.811% due 05/25/2068 þ	16,858	16,830
5.930% due 03/25/2068 þ	16,170	16,129
6.116% due 03/25/2069 þ	39,331	39,591
6.192% due 06/25/2069 þ	23,877	24,099
6.218% due 06/25/2069 þ	21,017	21,202
6.259% due 12/25/2068 þ	11,353	11,417
6.338% due 04/25/2069 þ	15,560	15,699
6.443% due 08/25/2068 þ	16,882	16,909
6.476% due 06/25/2068 þ	10,413	10,417
6.665% due 09/25/2068 þ	34,870	35,033
6.876% due 11/25/2068 ~	11,326	11,423
7.070% due 10/25/2068 þ	34,884	35,148

Visio Trust
6.598% due 10/25/2058 þ	13,770	13,802

Wachovia Mortgage Loan Trust LLC
1.682% due 01/25/2037 •	21,487	7,250
1.746% due 08/25/2036 •	18,236	5,868
2.857% due 05/20/2036 ~	234	223
6.280% due 08/20/2035 ~	230	229
6.627% due 10/20/2035 ~	24	24
6.710% due 10/20/2035 ~	350	345
6.738% due 10/20/2035 ~	47	46

WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~	4,269	3,548
3.313% due 06/25/2037 ~	10,715	8,828
3.412% due 01/25/2037 ~	1,558	1,361
3.456% due 01/25/2037 ~	2,703	2,293
3.534% due 01/25/2037 ~	4,669	4,099
3.660% due 10/25/2036 ~	455	418
3.785% due 10/25/2036 ~	109	100
3.799% due 03/25/2037 ~	11,501	10,078
3.829% due 12/25/2046 •	6,363	5,631
3.830% due 11/25/2036 ~	327	289
3.867% due 05/25/2037 ~	465	413
3.868% due 06/25/2037 ~	2,505	2,211
3.878% due 03/25/2037 ~	5,298	4,770
3.988% due 11/25/2036 ~	1,351	1,231
3.996% due 02/25/2037 ~	1,370	1,194
4.010% due 06/25/2037 ~	1,038	928
4.022% due 05/25/2046 •	7,824	7,167
4.089% due 02/25/2037 ~	6,567	5,984
4.108% due 12/25/2036 ~	2,140	1,979
4.118% due 12/25/2036 ~	26	23
4.127% due 02/25/2037 ~	11,545	10,881
4.159% due 07/25/2037 ~	35,765	33,165
4.204% due 04/25/2037 ~	6,075	5,611
4.205% due 02/25/2037 ~	5,334	4,992
4.213% due 01/25/2036 ~	462	436
4.253% due 04/25/2045 •	4,615	4,510
4.260% due 01/25/2036 ~	153	151
4.313% due 11/25/2045 •	1,350	1,280
4.333% due 12/25/2045 •	1,359	1,268
4.365% due 03/25/2036 ~	1,164	1,066
4.373% due 07/25/2045 •	2,547	2,464
4.373% due 12/25/2045 •	1,908	1,764
4.413% due 01/25/2045 •	232	233
4.422% due 09/25/2036 ~	3,979	3,785
4.425% due 08/25/2036 ~	7,478	6,815
4.433% due 08/25/2045 •	11,063	10,577
4.453% due 01/25/2045 •	1,139	1,146
4.467% due 08/25/2046 ~	34	32
4.473% due 01/25/2045 •	1,419	1,383
4.477% due 09/25/2035 ~	147	140
4.483% due 10/25/2035 ~	1,287	1,186
4.493% due 01/25/2045 •	19	20
4.513% due 11/25/2034 •	1,938	1,929
4.533% due 11/25/2034 •	663	653
4.553% due 01/25/2045 •	537	541
4.559% due 02/25/2047 •	11,149	10,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.559% due 03/25/2047 •		$13,458	$12,118
4.573% due 10/25/2044 •		522	516
4.589% due 01/25/2047 •		541	526
4.593% due 10/25/2044 •		676	656
4.599% due 01/25/2047 •		2,396	2,243
4.609% due 06/25/2047 •		6,850	5,925
4.616% due 03/25/2035 ~		385	376
4.619% due 04/25/2047 •		1,409	1,302
4.641% due 12/25/2035 ~		6,865	6,523
4.647% due 07/25/2037 ~		1,196	1,101
4.650% due 01/25/2036 ~		694	672
4.673% due 11/25/2034 •		13	13
4.673% due 07/25/2044 •		2,107	2,050
4.693% due 08/25/2045 •		1,178	1,174
4.699% due 11/25/2046 •		4,840	4,238
4.739% due 10/25/2046 •		21,242	18,950
4.819% due 09/25/2046 •		3,180	2,703
4.839% due 06/25/2046 •		395	376
4.839% due 07/25/2046 •		3,208	3,105
4.849% due 06/25/2046 •		985	922
4.859% due 02/25/2046 •		4,603	4,097
4.907% due 07/25/2046 •		4,968	4,613
4.923% due 01/25/2035 ~		622	609
4.943% due 06/25/2033 •		176	174
5.059% due 11/25/2042 •		56	55
5.179% due 08/25/2034 ~		211	202
5.180% due 02/25/2033 ~		107	106
5.259% due 08/25/2042 •		32	32
5.302% due 09/25/2033 ~		543	536
5.343% due 11/25/2033 •		236	228
5.353% due 10/25/2045 •		411	405
5.623% due 08/25/2033 ~		101	100
6.075% due 12/25/2032 ~		73	72
6.113% due 06/25/2033 ~		238	235

WaMu Mortgage-Backed Pass-Through Certificates
5.760% due 12/19/2039 ~		61	60

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	7	37,735
4.695% due 12/21/2049 •		82,668	109,495
5.395% due 12/21/2049 •		46,014	60,968
5.895% due 12/21/2049 •		23,010	30,294
6.395% due 12/21/2049 •		13,146	17,274
6.895% due 12/21/2049 •		13,146	17,128

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ		$26,738	6,927
4.022% due 10/25/2036 þ		6,163	1,584
4.069% due 10/25/2036 þ		52	18
4.173% due 07/25/2046 •		201	173
4.193% due 07/25/2035 •		529	462
4.243% due 05/25/2035 •		2,365	1,998
4.253% due 12/25/2036 •		2,247	1,894
4.313% due 12/25/2035 •		1,175	1,042
4.393% due 03/25/2036 •		704	645
4.559% due 01/25/2047 •		12,625	11,166
4.559% due 04/25/2047 •		2,888	2,430
4.579% due 12/25/2046 •		4,110	3,447
4.629% due 04/25/2047 •		4,068	3,435
4.709% due 10/25/2046 •		9,326	8,303
4.779% due 09/25/2046 •		12,471	10,598
4.799% due 04/25/2046 •		21,084	19,492
4.829% due 05/25/2046 •		1,791	1,612
5.243% due 09/25/2035 •		280	245
5.500% due 06/25/2035		884	775
5.500% due 08/25/2035		731	655
5.500% due 11/25/2035		289	238
5.500% due 04/25/2037		4,063	3,994
5.750% due 11/25/2035		362	343
5.750% due 01/25/2036		2,420	2,073
6.000% due 11/25/2035		887	881
6.000% due 04/25/2036		1,682	1,478
6.000% due 04/25/2037		3,852	3,373
6.500% due 11/25/2035		453	323
6.500% due 03/25/2036		7,990	6,410
6.500% due 07/25/2036 þ		1,336	272
6.500% due 08/25/2036		12,501	11,062
6.721% due 07/25/2036 þ		20,439	4,165
6.949% due 07/25/2036 þ		1,859	379
7.000% due 05/25/2036 þ		2,425	2,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		$115	$108
4.999% due 05/25/2033 ~		379	385
7.500% due 04/25/2033		3	3

Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037		279	254

Wells Fargo Commercial Mortgage Trust
0.928% due 01/15/2052 ~(a)		111,228	2,192
1.555% due 10/15/2049 ~(a)		208,476	439
5.266% due 10/15/2042 •		54,900	54,853
5.315% due 07/15/2037 •		48,500	48,457

Wells Fargo Mortgage Loan Trust
4.148% due 09/27/2047 •		13,116	12,282
4.486% due 12/27/2046 ~		11,219	5,333

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~		1,101	1,098
5.800% due 04/25/2037 ~		56	50
5.865% due 11/25/2037 ~		11	10
5.918% due 01/25/2038 ~		2,860	2,625
5.971% due 10/25/2036 ~		735	691
6.000% due 06/25/2036		240	214
6.000% due 06/25/2037		287	268
6.000% due 11/25/2037		449	438
6.086% due 04/25/2036 ~		420	415
6.192% due 08/25/2036 ~		286	271
6.458% due 08/25/2035 ~		48	47
6.487% due 10/25/2036 ~		958	887
6.689% due 10/25/2034 ~		10	9

WSTN Trust
6.297% due 07/05/2037 ~		66,300	67,018

Total Non-Agency Mortgage-Backed Securities (Cost $65,525,225)			63,196,206

ASSET-BACKED SECURITIES 20.5%

AUTOMOBILE ABS OTHER 0.2%

Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032		4,082	4,110
5.215% due 09/15/2032		2,653	2,672

Bumper NL BV
2.560% due 03/21/2036 •	EUR	5,222	6,042

CarMax Select Receivables Trust
4.352% due 05/15/2028 •		$15,523	15,537
4.402% due 09/15/2027 •		166	166

Carvana Auto Receivables Trust
2.900% due 03/10/2028		3,072	3,021
4.550% due 01/10/2028		1,440	1,436

CPS Auto Receivables Trust
6.040% due 07/16/2029		16,493	16,599
6.270% due 10/15/2029		19,691	19,831

Exeter Automobile Receivables Trust
5.750% due 07/17/2028		14,899	14,938

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,511
5.080% due 01/16/2029		13,000	13,051

Golden Bar Securitisation SRL
3.158% due 09/22/2043 •	EUR	12,359	14,351

Red & Black Auto Italy SRL
2.717% due 07/28/2036 •		5,231	6,064

Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,451	1,460
5.141% due 01/18/2033		3,373	3,394

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,731
5.240% due 05/15/2028		4,065	4,067
5.470% due 12/16/2030		79,500	80,381
5.610% due 07/17/2028		19,163	19,200
5.770% due 11/15/2030		110,000	111,623

Taupe Funding Trust I
0.000% due 08/20/2031 «(h)		95	18,598
6.160% due 08/20/2031		12,607	12,747

			430,530

28	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 1.8%

Ally Auto Receivables Trust
4.140% due 07/16/2029		$33,147	$33,171

Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032		7,449	7,501

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		6,403	6,411

American Heritage Auto Receivables Issuer Trust
4.480% due 08/15/2028		17,083	17,101

American Heritage Auto Receivables Trust
4.830% due 03/15/2028		3,887	3,892

AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		49,600	49,639
5.430% due 01/18/2029		53,704	54,031

ARI Fleet Lease Trust
4.380% due 01/17/2034		22,019	22,053

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		4,232	4,245

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	87,231
5.440% due 02/22/2028		16,865	16,991
5.780% due 04/20/2028		35,413	35,862
6.120% due 04/20/2027		7,288	7,295

Bank of America Auto Trust
5.530% due 02/15/2028		5,269	5,296

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		4,461	4,468

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	3,231	2,328

BMW Vehicle Lease Trust
4.180% due 10/25/2027		$60,900	60,949

BofA Auto Trust
5.350% due 11/15/2028		12,554	12,640

Bridgecrest Lending Auto Securitization Trust
4.100% due 07/17/2028		16,000	16,001
4.720% due 09/15/2028		17,746	17,770
4.730% due 02/15/2028		6,688	6,694
5.340% due 04/17/2028		1,144	1,144

CarMax Auto Owner Trust
4.670% due 12/15/2027		5,690	5,694
4.920% due 10/16/2028		4,651	4,678
5.340% due 08/16/2027		300	300
5.500% due 01/16/2029		64,494	65,143
6.000% due 07/17/2028		5,232	5,285

CarMax Select Receivables Trust
4.190% due 03/15/2029		58,800	58,806
4.760% due 05/15/2028		19,131	19,171
5.400% due 11/15/2028		7,100	7,144
5.780% due 09/15/2027		287	288

Carvana Auto Receivables Trust
4.070% due 02/12/2029		92,254	92,194
4.260% due 10/10/2029		37,406	37,409
4.310% due 09/10/2030		26,200	26,177
4.500% due 06/12/2028		5,505	5,508
4.530% due 01/10/2029		46,089	46,133
4.550% due 05/10/2030		91,400	91,736
4.640% due 01/10/2030		34,764	34,876
4.680% due 02/10/2028		8,972	8,987
4.740% due 12/10/2030		20,300	20,455
4.740% due 04/10/2031		61,238	61,939
4.780% due 05/10/2028		2,838	2,841
4.850% due 06/12/2028		2,000	2,007
4.910% due 08/10/2029		14,300	14,382
5.050% due 04/10/2029		10,546	10,593
5.080% due 03/11/2030		23,200	23,508
5.210% due 06/10/2030		28,000	28,479
5.330% due 07/10/2029		26,633	26,814
5.380% due 03/12/2029		38,537	38,970
5.420% due 04/10/2028		10,328	10,344
5.620% due 01/10/2029		5,792	5,829
5.710% due 07/10/2028		8,991	9,010
5.710% due 07/10/2029		20,000	20,366
5.740% due 11/13/2029		9,100	9,289
5.820% due 08/10/2028		7,532	7,568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.160% due 10/10/2028		$4,766	$4,800
6.160% due 09/10/2029		15,200	15,610

Chase Auto Owner Trust
4.180% due 08/27/2029		27,000	27,017
4.400% due 11/26/2027		29	29
5.220% due 07/25/2029		47,225	47,637
5.520% due 06/25/2029		110,091	111,252

Citizens Auto Receivables Trust
5.840% due 01/18/2028		8,020	8,051

CPS Auto Receivables Trust
4.190% due 12/17/2029		81,553	81,516
4.710% due 03/15/2029		17,879	17,916
4.910% due 06/15/2028		2,055	2,055

Drive Auto Receivables Trust
4.140% due 09/15/2032		74,300	74,262
4.290% due 10/16/2028		85,718	85,744
4.500% due 09/15/2028		20,463	20,473

Ent Auto Receivables Trust
6.240% due 01/16/2029		5,334	5,356
6.260% due 11/15/2029		4,000	4,067

Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,483
4.650% due 10/20/2027		14,257	14,299
4.690% due 07/20/2027		16,097	16,134
4.820% due 02/20/2029		17,800	17,964
4.980% due 08/21/2028		14,600	14,726
5.310% due 04/20/2027		4,790	4,801

Exeter Automobile Receivables Trust
4.080% due 09/15/2028		31,000	30,990
4.530% due 03/15/2028		25,564	25,584

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		10,012	10,023

FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,812
5.540% due 04/16/2029		14,420	14,518

FHF Issuer Trust
4.920% due 02/15/2031		29,187	29,186
4.940% due 11/15/2030		15,010	14,979
5.690% due 02/15/2030		10,617	10,682
5.890% due 06/15/2030		8,066	8,123
6.790% due 10/15/2029		6,449	6,503

First Investors Auto Owner Trust
6.440% due 10/16/2028		4,624	4,651

Flagship Credit Auto Trust
4.880% due 11/15/2028		2,934	2,936
5.640% due 03/15/2028		2,214	2,215

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	15,979	11,598

Ford Auto Securitization Trust II
3.724% due 11/15/2028		28,597	20,642
3.843% due 09/15/2030		29,300	21,066

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$4,608	4,619

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		44,457	44,507
4.750% due 07/17/2028		11,582	11,595
5.020% due 04/17/2028		3,783	3,785

GLS Auto Select Receivables Issuer Trust
4.050% due 02/17/2032		12,700	12,667

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		19,781	19,826
4.460% due 10/15/2030		11,889	11,904
5.240% due 03/15/2030		6,317	6,353
5.580% due 06/17/2030		13,611	13,727
5.590% due 10/15/2029		4,351	4,389
5.960% due 10/16/2028		15,796	15,890
6.370% due 06/15/2028		2,184	2,188

GM Financial Automobile Leasing Trust
4.210% due 10/20/2027		35,283	35,298

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		6,111	6,117
5.130% due 04/16/2029		74,458	75,004

GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	15,778	11,405

Huntington Auto Trust
5.230% due 01/16/2029		$41,080	41,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	$77,000	$77,300
4.840% due 03/15/2029	57,200	57,548
5.540% due 10/16/2028	7,607	7,664

LAD Auto Receivables Trust
4.520% due 03/15/2029	12,497	12,525
4.600% due 12/15/2027	5,071	5,072
5.460% due 07/16/2029	5,700	5,762
5.610% due 08/15/2028	5,803	5,825

Lendbuzz Securitization Trust
4.970% due 10/15/2029	10,788	10,798
5.100% due 10/15/2030	8,498	8,520

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	35,699	36,044

Mercedes-Benz Auto Receivables Trust
5.950% due 11/15/2028	9,767	9,869

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	39,800	39,884
5.280% due 12/15/2028	13,903	13,998
5.930% due 03/15/2028	856	861

Octane Receivables Trust
4.940% due 05/20/2030	8,063	8,090

Oscar U.S. Funding XIII LLC
1.270% due 09/11/2028	683	679

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	9,300	9,336
4.630% due 12/10/2027	9,518	9,522

PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	9,872	9,874
4.700% due 06/15/2029	25,035	25,110

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	35,399	35,421
4.670% due 11/22/2027	35,313	35,381

Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	324	324
4.811% due 07/27/2026	8,518	8,522
5.124% due 04/25/2034	29,600	29,699

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	8,487	8,533

Santander Bank Auto Credit-Linked Notes
4.911% due 01/18/2033	1,655	1,665

Santander Drive Auto Receivables Trust
4.280% due 01/15/2029	89,768	89,821
4.620% due 11/15/2028	11,717	11,730
4.630% due 10/16/2028	86,825	86,979
4.710% due 06/15/2028	35,938	35,963
4.850% due 01/16/2029	46,779	46,867
5.630% due 01/16/2029	28,084	28,161

SBNA Auto Lease Trust
4.680% due 04/20/2027	2,307	2,308
4.830% due 04/20/2028	34,100	34,210
5.560% due 11/22/2027	33,381	33,485
6.520% due 04/20/2028	9,947	9,960

SBNA Auto Receivables Trust
5.210% due 04/16/2029	12,600	12,687
5.320% due 12/15/2028	12,863	12,894

SCCU Auto Receivables Trust
4.670% due 11/15/2028	19,728	19,764
5.110% due 06/15/2029	35,062	35,231
5.160% due 05/15/2030	36,300	36,766
5.700% due 10/16/2028	9,772	9,822
5.700% due 08/15/2029	12,200	12,406

SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	41,300	41,464
4.650% due 05/22/2028	15,287	15,301
4.710% due 05/22/2028	232	232
4.940% due 01/21/2031	3,650	3,687
4.950% due 05/21/2029	9,687	9,735
5.470% due 10/20/2028	1,177	1,182

Stellantis Financial Underwritten Enhanced Lease Trust
4.060% due 06/20/2028	66,600	66,570

Taupe Funding Trust I
5.860% due 01/21/2031	26,556	26,606
5.940% due 01/21/2031	69,065	69,606

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tesla Electric Vehicle Trust
5.380% due 06/20/2028		$33,346	$33,584
5.380% due 02/20/2029		15,000	15,203

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029		56,100	56,321
5.330% due 01/16/2029		31,400	31,682
5.540% due 08/15/2028		3,679	3,713

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		1,669	1,550

Veros Auto Receivables Trust
6.280% due 11/15/2027		519	520

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028		3,930	3,945

Westlake Automobile Receivables Trust
4.020% due 09/15/2028		54,800	54,746
4.660% due 09/15/2028		78,981	79,134
4.710% due 04/17/2028		28,800	28,870
4.820% due 09/15/2027		6,634	6,636
5.560% due 02/15/2028		12,844	12,870

World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	69,301
5.270% due 09/17/2029		20,619	20,786
5.610% due 02/15/2028		1,345	1,348

World Omni Select Auto Trust
4.140% due 05/15/2030		50,047	50,069
4.980% due 02/15/2030		18,511	18,572

			4,136,104

CASINO SERVICES 0.0%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	71,073	47,620

CMBS OTHER 0.8%

Acore Issuer LLC
5.125% due 08/20/2043 •		$133,800	133,718

ACREC LLC
5.130% due 01/18/2043 •		82,600	82,559

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		76,800	76,751

ACRES LLC
5.299% due 08/18/2040 •		111,600	112,001

AREIT Ltd.
5.790% due 08/17/2041 •		11,537	11,552

BDS LLC
4.959% due 10/17/2042 •		500	498

BRSP Ltd.
5.127% due 08/19/2043 •		150,600	150,325

FS Rialto Issuer LLC
0.000% due 01/19/2044 •		85,850	85,866

Greystone CRE Notes LLC
5.154% due 01/15/2043 •		20,000	20,008

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •		104,185	104,446

KREF Ltd.
5.127% due 02/17/2039 •		6,402	6,406

LMNT CRE LLC
5.225% due 07/21/2043 •		136,000	136,082

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •		2,342	2,339

LRECS LLC
5.177% due 08/19/2043 •		239,200	238,784

MF1 LLC
5.000% due 02/18/2040 •		110,200	109,915
5.130% due 02/18/2043 •		194,700	194,930
5.410% due 03/19/2039 •		38,000	38,018

PFP Ltd.
5.169% due 12/18/2042 •		4,260	4,260
5.180% due 08/18/2043 •		96,350	96,461
5.501% due 09/17/2039 •		37,851	37,934

Starwood LLC
5.127% due 11/19/2042 •		176,500	176,512

			1,819,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 0.2%

Golden Credit Card Trust
1.140% due 08/15/2028	$179,500	$177,557
1.970% due 01/15/2029	220,500	216,778

		394,335

HOME EQUITY OTHER 4.1%

Aames Mortgage Investment Trust
4.708% due 10/25/2035 •	9,557	9,165
5.818% due 01/25/2035 •	171	170
6.493% due 01/25/2035 •	7,500	6,113

ABFC Trust
4.053% due 01/25/2037 •	38,548	27,761
4.073% due 10/25/2036 •	32,790	28,950
4.073% due 11/25/2036 •	5,736	3,436
4.113% due 11/25/2036 •	12,962	5,220
4.213% due 09/25/2036 •	33,224	29,499
4.293% due 11/25/2036 •	2,417	973
4.453% due 03/25/2035 •	1,766	1,746
4.493% due 06/25/2034 •	1,428	1,436
4.573% due 09/25/2033 •	577	566
4.693% due 02/25/2034 •	1,300	1,331
4.768% due 06/25/2035 •	11,185	10,752
4.793% due 06/25/2037 •	2,137	1,837
4.798% due 03/25/2035 •	1,539	1,431
4.918% due 12/25/2032 •	17	17
5.563% due 12/25/2033 •	4,412	4,659
5.968% due 01/25/2034 •	316	208
6.493% due 07/25/2033 •	276	280

Accredited Mortgage Loan Trust
4.013% due 02/25/2037 •	14,366	14,320
4.063% due 09/25/2036 •	1,486	1,437
4.063% due 02/25/2037 •	5,000	4,824
4.093% due 07/25/2034 •	1,170	1,169
4.663% due 09/25/2035 •	1,660	1,620
4.693% due 10/25/2034 •	9	18

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	149	57
3.933% due 11/25/2036 •	7,277	2,976
3.973% due 07/25/2036 •	36,762	8,952
4.033% due 11/25/2036 •	26,300	10,758
4.033% due 12/25/2036 •	9,061	3,292
4.033% due 01/25/2037 •	980	597
4.053% due 12/25/2036 •	89,991	46,542
4.073% due 06/25/2036 •	8,550	8,341
4.073% due 07/25/2036 •	40,121	32,701
4.073% due 10/25/2036 •	38,647	18,581
4.073% due 12/25/2036 •	19,202	12,314
4.093% due 04/25/2036 •	2,814	2,768
4.093% due 07/25/2036 •	33,749	9,266
4.133% due 11/25/2036 •	5,858	2,394
4.133% due 01/25/2037 •	1,046	637
4.173% due 02/25/2036 •	1,650	1,647
4.233% due 08/25/2036 •	19,305	18,438
4.233% due 11/25/2036 •	7,867	3,215
4.233% due 12/25/2036 •	7,551	2,370
4.233% due 01/25/2037 •	19,048	4,011
4.233% due 05/25/2037 •	19,475	2,888
4.273% due 07/25/2036 •	17,227	4,928
4.293% due 07/25/2036 •	31,241	7,607
4.293% due 01/25/2037 •	980	597
4.333% due 08/25/2036 •	6,414	5,703
4.393% due 02/25/2036 •	45	45
4.453% due 08/25/2035 •	1,473	1,459
4.453% due 11/25/2035 •	135	157
4.693% due 09/25/2033 •	930	925
4.693% due 12/25/2034 •	819	755
4.723% due 02/25/2036 •	1,183	1,126
4.753% due 08/25/2035 •	1,722	1,497
4.768% due 06/25/2034 •	5,286	5,074
4.783% due 05/25/2035 •	3,377	2,774
4.798% due 07/25/2035 •	8,447	8,377
4.828% due 06/25/2035 •	4,149	4,050
4.843% due 12/25/2033 •	584	601
4.918% due 04/25/2035 •	3,371	3,105
4.963% due 07/25/2033 •	1,024	975
6.988% due 06/25/2034 •	819	704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aegis Asset-Backed Securities Trust
4.273% due 01/25/2037 •	$5,109	$3,897
4.438% due 12/25/2035 •	6,880	6,559
4.543% due 03/25/2035 •	9,221	8,338
4.583% due 03/25/2035 •	2,347	1,150
4.793% due 03/25/2035 •	213	205

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.498% due 10/25/2035 •	3,956	3,854
4.693% due 09/25/2034 •	424	520
4.843% due 01/25/2034 •	302	305
5.518% due 10/25/2034 •	2,528	2,798
5.623% due 12/25/2034 •	5,544	5,120
5.893% due 12/25/2034 •	108	14

AFC Home Equity Loan Trust
4.393% due 09/27/2027 •	5	5
4.443% due 09/22/2028 •	10	10
4.673% due 02/25/2029 •	62	61

Ameriquest Mortgage Securities Trust
3.893% due 10/25/2036 •	7,059	2,145
3.953% due 10/25/2036 •	8,922	2,711
3.968% due 10/25/2036 •	3,022	1,711
4.033% due 10/25/2036 •	21,115	6,415

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.105% due 06/25/2033 •	733	722
3.674% due 04/25/2034 •	981	983
3.685% due 05/25/2034 þ	5,525	4,733
4.348% due 04/25/2036 •	7,468	7,386
4.433% due 11/25/2034 •	10,851	9,765
4.453% due 03/25/2036 •	11,988	11,303
4.543% due 01/25/2036 •	3,323	3,294
4.663% due 01/25/2036 •	14,093	13,892
4.708% due 01/25/2035 •	145	152
4.753% due 10/25/2035 •	2,718	2,643
4.768% due 05/25/2035 •	7,355	7,208
4.768% due 07/25/2035 •	10,513	10,278
4.768% due 09/25/2035 •	12,785	12,218
4.813% due 09/25/2034 •	130	130
4.813% due 01/25/2035 •	2,072	2,051
4.843% due 05/25/2035 •	4,588	4,336
4.843% due 07/25/2035 •	9,000	8,350
4.888% due 09/25/2034 •	11,378	10,806
4.963% due 03/25/2035 •	6,952	6,523
5.068% due 08/25/2035 •	2,782	2,729
5.353% due 01/25/2035 •	2,184	2,100
5.473% due 01/25/2035 •	5,609	5,181
5.518% due 05/25/2034 •	7,990	7,956
5.518% due 08/25/2035 •	14,800	14,118
5.548% due 10/25/2034 •	1,657	1,595
5.668% due 07/25/2034 •	744	743
5.773% due 05/25/2035 •	1,000	895
6.568% due 03/25/2033 •	45	37
7.168% due 11/25/2032 •	1,005	1,071
7.318% due 11/25/2032 •	3	2
9.043% due 02/25/2033 •	851	821

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •	5	5
4.618% due 08/25/2031 •	205	228
5.193% due 01/25/2033 •	19	20
5.593% due 07/25/2032 •	7	9

Argent Securities Trust
3.903% due 09/25/2036 •	9,022	2,919
3.973% due 07/25/2036 •	7,794	2,095
4.033% due 09/25/2036 •	4,036	1,306
4.093% due 06/25/2036 •	31,014	8,256
4.093% due 07/25/2036 •	82,464	51,208
4.113% due 05/25/2036 •	5,158	1,218
4.143% due 04/25/2036 •	17,494	9,539
4.153% due 04/25/2036 •	6,399	1,951
4.173% due 03/25/2036 •	13,390	12,581
4.273% due 06/25/2036 •	5,307	1,413
4.273% due 07/25/2036 •	5,095	1,369
4.333% due 05/25/2036 •	14,964	3,534
4.353% due 04/25/2036 •	6,363	1,939

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.103% due 10/25/2034 •	409	399
4.483% due 11/25/2035 •	25,774	23,097

30	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.528% due 10/25/2035 •	$96	$96
4.553% due 02/25/2036 •	2,577	2,116
4.918% due 11/25/2034 •	619	633
5.593% due 11/25/2034 •	3,311	3,155
5.668% due 11/25/2034 •	2,189	1,957
5.893% due 11/25/2034 •	88	105

Asset-Backed Securities Corp. Home Equity Loan Trust
3.308% due 03/25/2036 •	10,524	9,820
3.871% due 12/25/2036 •	1,374	1,348
3.891% due 01/25/2036 •	17,736	16,451
3.921% due 12/25/2036 •	12,769	12,221
4.083% due 11/25/2036 •	4,395	4,335
4.138% due 11/25/2036 •	35,401	35,230
4.693% due 06/25/2035 •	2,707	2,680
4.753% due 11/25/2035 •	16,330	14,580
4.768% due 10/25/2034 •	3,552	3,608
4.813% due 05/25/2035 •	4,131	4,102
4.813% due 07/25/2035 •	1,988	1,950
4.873% due 04/25/2035 •	3,982	3,714
4.888% due 02/25/2035 •	34	36
4.903% due 07/25/2035 •	3,794	3,490
5.437% due 03/15/2032 •	15	18
5.638% due 05/25/2035 •	7,217	6,932

Basic Asset-Backed Securities Trust
4.363% due 04/25/2036 •	7,286	6,956

Bayview Financial Acquisition Trust
4.313% due 05/28/2037 •	2,651	2,543

Bayview Financial Asset Trust
4.243% due 03/25/2037 •	3,018	3,048
4.593% due 03/25/2037 •	1,568	1,589
4.693% due 03/25/2037 •	1,641	1,664
4.943% due 03/25/2037 •	892	905
5.293% due 03/25/2037 •	826	847

Bayview Financial Mortgage Pass-Through Trust
4.658% due 04/28/2036 •	3,087	3,109

Bayview Financial Revolving Asset Trust
4.718% due 12/28/2040 •	532	531

Bear Stearns Asset-Backed Securities I Trust
2.249% due 09/25/2034 •	10	11
4.073% due 04/25/2037 •	4,260	4,132
4.093% due 11/25/2036 •	677	663
4.093% due 06/25/2047 •	164	164
4.113% due 08/25/2036 •	2,709	2,652
4.133% due 12/25/2036 •	3,797	3,798
4.243% due 06/25/2036 •	32	32
4.273% due 02/25/2037 •	23,887	23,319
4.293% due 01/25/2037 •	7,430	7,311
4.313% due 02/25/2037 •	6,316	6,254
4.333% due 05/25/2036 •	19,175	18,741
4.363% due 04/25/2036 •	11,802	11,698
4.468% due 12/25/2035 •	3,228	3,214
4.493% due 05/25/2037 •	14,775	12,834
4.573% due 12/25/2035 •	340	340
4.743% due 10/25/2037 •	5,547	5,407
4.793% due 10/25/2037 •	6,578	6,458
4.798% due 06/25/2035 •	1,922	1,900
4.813% due 04/25/2035 •	2,704	2,732
4.813% due 10/25/2035 •	2,996	3,009
4.843% due 11/25/2035 •	18,899	19,665
4.843% due 08/25/2037 •	629	572
4.873% due 06/25/2035 •	2,792	2,802
5.188% due 01/25/2035 •	805	815
5.393% due 08/25/2037 •	29,266	25,847
5.668% due 12/25/2034 •	12,252	12,395
5.761% due 01/25/2035 •	3,537	3,564

Bear Stearns Asset-Backed Securities Trust
4.243% due 01/25/2047 •	7,526	7,487
4.553% due 01/25/2037 •	281	281
4.633% due 08/25/2036 •	1,345	1,329
4.768% due 02/25/2034 •	930	958
4.793% due 11/25/2042 •	265	265
5.039% due 02/25/2036 •	6,061	6,047
6.418% due 09/25/2035 •	3,559	3,608

Bear Stearns Structured Products, Inc. Trust
5.793% due 03/25/2037 •	1,514	1,493

BNC Mortgage Loan Trust
4.003% due 07/25/2037 •	5,108	4,763
4.113% due 11/25/2036 •	297	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.153% due 10/25/2036 •	$6,973	$4,642
4.413% due 11/25/2036 •	40,973	21,981

C-BASS Mortgage Loan Asset-Backed Certificates
3.519% due 11/25/2035 •	2,616	2,529

C-BASS Trust
3.208% due 04/25/2037 •	1,947	1,164
3.304% due 01/25/2037 •	450	131
3.454% due 07/25/2036 •	12,279	11,844
3.913% due 11/25/2036 •	56	26
4.073% due 10/25/2036 •	9,921	7,296
4.253% due 11/25/2036 •	4,974	2,304
4.273% due 10/25/2036 •	1,723	1,211

Carrington Mortgage Loan Trust
3.943% due 04/25/2036 •	10,777	10,665
3.953% due 10/25/2036 •	12,393	10,116
4.013% due 01/25/2037 •	23,866	18,860
4.043% due 10/25/2036 •	4,083	3,336
4.053% due 02/25/2037 •	7,091	6,850
4.093% due 08/25/2036 •	3,586	3,498
4.213% due 12/26/2036 •	8,317	7,267
4.333% due 02/25/2036 •	8,262	7,808
4.543% due 10/25/2035 •	555	550
4.588% due 09/25/2035 •	823	827
4.783% due 06/25/2035 •	2,165	2,184
4.843% due 05/25/2035 •	3,076	3,012
5.818% due 05/25/2035 •	8,994	8,806

CDC Mortgage Capital Trust
4.708% due 11/25/2034 •	10	13
5.593% due 06/25/2034 •	134	134

Centex Home Equity Loan Trust
4.093% due 01/25/2032 •	14	14
4.253% due 07/25/2032 •	30	28
4.273% due 06/25/2036 •	16,005	15,915
4.393% due 01/25/2034 •	189	202
4.443% due 09/25/2032 •	156	157
4.483% due 03/25/2035 •	613	613
4.513% due 06/25/2034 •	28	28
4.588% due 06/25/2034 •	68	67
4.618% due 01/25/2035 •	851	844
4.723% due 09/25/2034 •	2,379	2,354
4.753% due 10/25/2035 •	2,584	2,585
4.798% due 06/25/2034 •	290	284
4.918% due 03/25/2035 •	871	774
4.993% due 01/25/2035 •	1,291	1,264
5.523% due 03/25/2033 •	54	55
5.593% due 10/25/2035 •	12,568	12,227
6.260% due 09/25/2034 þ	768	759

Chase Funding Loan Acquisition Trust
4.648% due 06/25/2034 •	5,102	5,087
4.835% due 12/25/2032 þ	419	419

Chase Funding Trust
4.293% due 05/25/2032 •	19	19
4.393% due 07/25/2033 •	5	5
4.725% due 05/25/2033	3,596	3,443
5.160% due 03/25/2033 þ	1,236	1,236

CHEC Loan Trust
4.753% due 06/25/2034 •	66	71

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	25,277	25,644

Citicorp Residential Mortgage Trust
4.363% due 11/25/2036 þ	990	977
4.420% due 06/25/2037 þ	12,779	12,616
4.474% due 09/25/2036 þ	15,002	14,605

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.738% due 10/25/2034 •	2,750	2,714
5.368% due 10/25/2034 •	499	443

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	1,124	796
3.953% due 01/25/2037 •	9,909	7,395
3.963% due 05/25/2037 •	31,637	24,178
3.983% due 05/25/2037 •	28,176	19,135
3.993% due 12/25/2036 •	2,960	2,070
4.053% due 03/25/2037 •	23,465	21,457
4.073% due 12/25/2036 •	3,299	3,245
4.113% due 09/25/2036 •	4,100	3,779
4.113% due 12/25/2036 •	6,005	4,203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.153% due 01/25/2037 •	$59,194	$44,186
4.168% due 12/25/2036 •	14,644	14,040
4.198% due 05/25/2037 •	38,635	36,161
4.213% due 12/25/2036 •	4,308	4,286
4.243% due 08/25/2036 •	4,813	4,754
4.293% due 08/25/2036 •	2,568	2,549
4.293% due 01/25/2037 •	19,271	14,381
4.313% due 03/25/2036 •	2,945	2,722
4.393% due 12/25/2035 •	10,030	9,798
4.423% due 02/25/2035 •	979	935
4.468% due 10/25/2035 •	110	110
4.483% due 10/25/2035 •	3,900	3,707
4.498% due 01/25/2036 •	1,468	1,470
4.528% due 09/25/2035 •	211	211
4.693% due 09/25/2035 •	6,350	6,187
7.250% due 10/25/2037 þ	11,052	10,696

Countrywide Asset-Backed Certificates
4.083% due 05/25/2047 •	872	845
4.193% due 02/25/2037 •	1,349	1,296
4.228% due 11/25/2036 •	12,103	11,718
4.233% due 07/25/2034 •	3,130	3,086
4.273% due 03/25/2037 •	19,680	18,530
4.273% due 04/25/2037 •	4,582	4,131
4.288% due 03/25/2037 •	17,443	21,429
4.293% due 01/25/2046 •	25,234	24,147
4.393% due 06/25/2033 •	1	1
4.473% due 12/25/2036 •	6,535	5,481
4.493% due 12/25/2033 •	285	289
4.693% due 09/25/2034 •	175	173
4.693% due 03/25/2047 •	4,903	3,749
4.843% due 07/25/2033 •	55	55
4.888% due 05/25/2035 •	1,019	1,012
4.993% due 10/25/2035 •	1,281	1,279
5.368% due 08/25/2034 •	8,825	8,314
5.818% due 01/25/2035 •	4,674	4,612

Countrywide Asset-Backed Certificates Trust
3.627% due 04/25/2035 •	375	373
3.933% due 08/25/2037 •	51,490	46,357
3.973% due 06/25/2047 •	3,727	3,595
3.983% due 11/25/2037 •	9,601	9,266
3.993% due 06/25/2047 •	16,259	14,680
4.023% due 10/25/2047 •	26	26
4.043% due 02/25/2036 •	4,788	4,681
4.043% due 06/25/2047 •	14,524	14,205
4.053% due 12/25/2036 •	7,657	7,194
4.053% due 11/25/2037 •	38,313	36,478
4.053% due 04/25/2046 •	16,696	15,846
4.073% due 05/25/2035 •	10,916	10,632
4.073% due 06/25/2035 •	10,920	10,127
4.073% due 02/25/2037 •	14,551	14,025
4.073% due 03/25/2037 •	10,909	10,788
4.073% due 05/25/2037 •	23,999	23,074
4.073% due 06/25/2037 •	12,575	11,791
4.073% due 07/25/2037 •	35,589	33,062
4.073% due 04/25/2047 •	8,677	8,527
4.073% due 06/25/2047 •	33,973	32,326
4.083% due 10/25/2047 •	10,000	8,838
4.118% due 07/25/2034 ~	992	708
4.118% due 08/25/2034 ~	2,442	2,094
4.153% due 11/25/2047 •	16,262	15,722
4.193% due 09/25/2037 •	22,369	20,991
4.193% due 09/25/2047 •	21,196	20,110
4.228% due 02/25/2037 •	15,117	16,254
4.233% due 05/25/2037 •	1,575	1,537
4.233% due 06/25/2037 •	2,830	2,790
4.233% due 09/25/2037 •	3,708	4,011
4.233% due 06/25/2047 •	40,950	39,124
4.233% due 09/25/2047 •	4,168	4,341
4.242% due 10/25/2046 ~	113	119
4.243% due 02/25/2037 •	413	413
4.253% due 05/25/2037 •	9,905	9,303
4.253% due 07/25/2037 •	44,772	40,217
4.273% due 09/25/2036 •	14,410	13,664
4.273% due 02/25/2037 •	12,274	11,965
4.273% due 12/25/2046 •	11,116	10,880
4.293% due 01/25/2037 •	6,829	6,790
4.293% due 04/25/2046 •	1,312	1,286
4.293% due 11/25/2047 •	17,974	16,852
4.313% due 12/25/2036 •	1,839	1,777
4.313% due 09/25/2046 •	9,396	9,083

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.318% due 08/25/2036 •	$872	$862
4.348% due 04/25/2036 •	2,159	2,154
4.373% due 06/25/2037 •	6,270	6,183
4.433% due 05/25/2047 •	19,696	14,703
4.453% due 08/25/2035 •	3,410	3,386
4.493% due 03/25/2036 •	4,205	3,850
4.498% due 09/25/2035 •	5,338	5,286
4.513% due 08/25/2035 •	8,200	7,725
4.528% due 04/25/2036 •	13,758	13,728
4.533% due 12/25/2034 •	578	569
4.558% due 02/25/2036 •	3,049	3,047
4.573% due 11/25/2034 •	247	242
4.633% due 10/25/2047 •	7,776	7,606
4.693% due 11/25/2034 •	224	222
4.693% due 05/25/2036 •	184	182
4.783% due 02/25/2036 •	6,000	5,504
4.843% due 11/25/2034 •	18	27
4.873% due 05/25/2036 •	22,800	22,427
4.888% due 04/25/2036 •	11,300	11,093
4.903% due 08/25/2035 •	1,092	1,085
4.918% due 11/25/2035 •	2,656	2,647
4.933% due 01/25/2036 •	7,533	7,527
4.943% due 05/25/2035 •	188	188
4.963% due 04/25/2036 •	15,370	14,010
5.050% due 02/25/2036 ~	3	3
5.093% due 08/25/2035 •	3,250	3,197
5.115% due 10/25/2035 ~	5,000	4,621
5.270% due 02/25/2035 ~	3,538	3,472
5.443% due 06/25/2035 •	3,937	3,936
5.572% due 11/25/2034 ~	1,888	1,851
5.623% due 12/25/2035 •	9,836	9,186
5.668% due 07/25/2035 •	5,528	5,518
5.743% due 08/25/2035 •	2,000	1,908
6.193% due 10/25/2034 •	570	566

Countrywide Asset-Backed Notes Trust
4.453% due 07/25/2036 •	56	56
5.668% due 12/25/2034 •	708	833

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	3	3
4.776% due 08/25/2032 •	85	80
4.843% due 02/25/2035 •	2,340	2,339

Credit-Based Asset Servicing & Securitization LLC
3.197% due 08/25/2035 •	5,951	5,769
3.341% due 12/25/2035 •	19,631	18,296
3.596% due 10/25/2034 •	1,388	1,317
3.672% due 12/25/2035 •	1,709	1,663
3.908% due 07/25/2037 •	3,921	2,624
4.008% due 07/25/2037 •	3,625	2,425
4.128% due 07/25/2037 •	3,837	2,568
4.708% due 01/25/2034 •	742	809
6.780% due 05/25/2035 þ	1,528	1,416

DFC HEL Trust
5.668% due 12/25/2031 •	1,110	1,064

Ellington Loan Acquisition Trust
4.843% due 05/25/2037 •	23,852	23,665
5.293% due 05/25/2037 •	988	981
5.393% due 05/25/2037 •	35,744	33,054

EMC Mortgage Loan Trust
4.533% due 05/25/2040 •	25	24
4.893% due 08/25/2040 •	210	213
4.893% due 11/25/2041 •	28	28

Encore Credit Receivables Trust
4.483% due 07/25/2035 •	6,385	6,305
4.693% due 10/25/2035 •	1,059	1,059
4.693% due 01/25/2036 •	5,474	5,372

EquiFirst Loan Securitization Trust
4.133% due 04/25/2037 •	21,810	20,541

EquiFirst Mortgage Loan Trust
4.798% due 04/25/2035 •	16	16
4.858% due 04/25/2035 •	1,904	1,876
5.518% due 12/25/2034 •	653	646
5.593% due 04/25/2035 •	4,623	4,284
6.268% due 12/25/2034 •	501	479
7.693% due 12/25/2034 •	995	887

FBR Securitization Trust
4.498% due 11/25/2035 •	174	173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fieldstone Mortgage Investment Trust
4.028% due 11/25/2036 •	$1,503	$989
4.073% due 07/25/2036 •	12,648	9,911
4.173% due 05/25/2036 •	19,299	14,813
4.268% due 11/25/2036 •	8,996	5,920
4.438% due 02/25/2036 •	5,458	4,885
4.963% due 03/25/2035 •	2,059	1,809
6.493% due 02/25/2035 •	4,403	2,888

Finance America Mortgage Loan Trust
4.843% due 09/25/2033 •	56	55

Finance of America Structured Securities Trust
3.500% due 07/25/2075 þ	557,996	545,037

Financial Asset Securities Corp. AAA Trust
4.201% due 02/27/2035 •	1,077	1,025

First NLC Trust
2.904% due 05/25/2035 •	1,078	0
3.863% due 08/25/2037 •	3,900	1,971

Fremont Home Loan Trust
3.893% due 08/25/2036 •	4,535	1,399
3.953% due 08/25/2036 •	30,071	9,273
4.033% due 08/25/2036 •	7,698	2,374
4.053% due 11/25/2036 •	19,929	6,949
4.063% due 10/25/2036 •	7,672	7,122
4.093% due 10/25/2036 •	4,786	1,889
4.133% due 02/25/2036 •	3,902	3,831
4.133% due 02/25/2037 •	17,041	5,060
4.233% due 01/25/2037 •	21,252	9,738
4.293% due 05/25/2036 •	6,402	4,217
4.333% due 04/25/2036 •	26,780	24,368
4.408% due 11/25/2035 •	2,622	2,450
4.468% due 01/25/2036 •	44,985	38,728
4.663% due 11/25/2034 •	1,740	1,587
4.723% due 06/25/2035 •	1,125	1,064
4.753% due 04/25/2035 •	5,257	4,695
4.798% due 04/25/2035 •	5,109	690
4.843% due 11/25/2034 •	3,663	3,561
4.858% due 06/25/2035 •	1,502	1,502
4.948% due 06/25/2035 •	22,416	19,290

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •	2	1
4.053% due 08/25/2036 •	1,921	1,807

GSAA Home Equity Trust
3.913% due 05/25/2036 •	5,950	1,193
3.933% due 03/25/2036 •	19	6
3.993% due 03/25/2037 •	29,327	7,930
4.033% due 06/25/2036 •	57,989	10,372
4.113% due 06/25/2036 •	33,722	6,052
4.133% due 10/25/2036 •	35,160	8,143
4.133% due 02/25/2037 •	7,657	2,086
4.153% due 03/25/2036 •	18,585	5,917
4.153% due 05/25/2036 •	21,035	4,249
4.153% due 11/25/2036 •	16,305	3,777
4.173% due 03/25/2036 •	11,921	3,818
4.233% due 05/25/2047 •	4,861	2,853
4.253% due 04/25/2047 •	3,182	1,381
4.273% due 06/25/2036 •	2,512	614
4.293% due 01/25/2036 •	4,068	1,267
4.333% due 03/25/2036 •	21,050	9,542
4.433% due 04/25/2047 •	9,772	4,223
4.528% due 06/25/2035 •	1,937	1,936
4.588% due 08/25/2035 •	4,304	4,296
4.768% due 06/25/2034 •	330	329
5.344% due 09/25/2035 ~	140	90
5.679% due 09/25/2036 ~	8,815	2,211
5.772% due 11/25/2036 ~	6,739	1,801
5.917% due 03/25/2037 ~	32,749	5,693
6.000% due 11/25/2037	524	251
6.376% due 09/25/2036 þ	7,926	1,983
6.423% due 11/25/2036 þ	19,562	5,226
6.483% due 03/25/2037 þ	9,076	2,379
6.500% due 10/25/2037	4,891	2,649
6.500% due 11/25/2037	12,530	4,264
6.692% due 09/25/2036 þ	8,678	2,169
6.948% due 06/25/2036 þ	18,054	3,885

GSAA Trust
6.720% due 04/25/2034 þ	1,393	1,381

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
2.609% due 10/25/2036 •	$1,494	$6
3.883% due 01/25/2037 •	5,666	3,488
3.933% due 12/25/2036 •	594	294
3.953% due 08/25/2036 •	4,011	3,479
3.953% due 11/25/2036 •	864	399
3.973% due 11/25/2035 •	178	13
4.033% due 12/25/2036 •	873	432
4.053% due 12/25/2046 •	4,647	2,459
4.073% due 06/25/2036 •	2,138	2,119
4.073% due 08/25/2036 •	3,428	3,384
4.073% due 11/25/2036 •	53,397	24,616
4.093% due 06/25/2036 •	25,428	13,952
4.093% due 12/25/2036 •	322	321
4.113% due 04/25/2036 •	1,664	1,088
4.133% due 12/25/2036 •	4,621	2,284
4.133% due 01/25/2037 •	778	769
4.193% due 11/25/2036 •	11,801	5,454
4.243% due 06/25/2036 •	7,100	6,242
4.273% due 06/25/2036 •	3,082	1,682
4.273% due 08/25/2036 •	19,854	18,474
4.313% due 02/25/2046 •	390	369
4.333% due 02/25/2036 •	6,561	6,423
4.333% due 03/25/2047 •	10,656	7,887
4.438% due 11/25/2035 •	7,589	7,588
4.468% due 11/25/2035 •	46	46
4.533% due 03/25/2047 •	1,817	1,345
4.573% due 07/25/2045 •	486	507
4.678% due 07/25/2045 •	6,976	6,652
4.693% due 11/25/2035 •	2,168	2,142
4.738% due 11/25/2035 •	4,016	3,710
4.768% due 03/25/2035 •	2,723	2,643
5.518% due 12/25/2034 •	4,478	4,345

Home Equity Asset Trust
4.093% due 10/25/2036 •	5	5
4.093% due 11/25/2036 •	152	151
4.363% due 05/25/2036 •	13,592	13,733
4.393% due 07/25/2036 •	4,612	4,429
4.408% due 04/25/2036 •	195	194
4.453% due 04/25/2036 •	7,057	6,911
4.498% due 01/25/2036 •	2,797	2,709
4.498% due 02/25/2036 •	14,725	17,278
4.498% due 04/25/2036 •	10,812	10,765
4.553% due 11/25/2032 •	128	121
4.738% due 11/25/2035 •	5,656	5,590
4.738% due 12/25/2035 •	2,810	2,754
4.805% due 10/25/2035 •	2,110	2,111
4.858% due 08/25/2035 •	2,610	2,616
4.993% due 06/25/2032 •	16	16
4.993% due 07/25/2035 •	4,182	4,174
5.293% due 03/25/2035 •	771	760
5.393% due 03/25/2035 •	1,629	1,584
5.443% due 12/25/2034 •	1,215	1,217
5.993% due 06/25/2034 •	1,610	1,627
6.343% due 03/25/2033 •	3,044	2,947

Home Equity Mortgage Loan Asset-Backed Trust
3.953% due 11/25/2036 •	6,983	6,508
3.983% due 04/25/2037 •	1,094	745
4.013% due 04/25/2037 •	34,492	27,297
4.033% due 11/25/2036 •	7,998	6,700
4.113% due 04/25/2037 •	6,911	6,209
4.113% due 07/25/2037 •	333	186
4.133% due 04/25/2037 •	2,981	2,105
4.173% due 07/25/2037 •	43,533	17,072
4.193% due 07/25/2037 •	14,242	7,950
4.273% due 08/25/2036 •	11,951	11,106
4.353% due 06/25/2036 •	7,219	6,752
4.393% due 03/25/2036 •	17,290	15,952
4.453% due 03/25/2036 •	13,952	13,263
4.573% due 10/25/2035 •	13,050	12,498
4.858% due 08/25/2035 •	8,950	8,816

HSI Asset Loan Obligation Trust
6.230% due 12/25/2036 þ	11,802	3,601

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •	2,097	712
3.933% due 12/25/2036 •	25,549	22,519
4.013% due 10/25/2036 •	14,513	4,957
4.073% due 10/25/2036 •	4,197	1,109

32	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.073% due 01/25/2037 •	$42,539	$32,689
4.113% due 10/25/2036 •	7,397	2,537
4.133% due 12/25/2036 •	25,147	5,713
4.168% due 05/25/2037 •	1,422	1,426
4.173% due 04/25/2037 •	13,191	6,574
4.273% due 10/25/2036 •	1,648	568
4.288% due 02/25/2036 •	3,865	3,796
4.313% due 04/25/2037 •	6,664	3,329
4.318% due 02/25/2036 •	16,250	14,483
4.378% due 12/25/2035 •	4,904	4,763
4.408% due 01/25/2036 •	6,993	6,786
4.573% due 01/25/2036 •	5,700	5,072

IXIS Real Estate Capital Trust
3.853% due 05/25/2037 •	5,048	1,020
3.903% due 05/25/2037 •	10,019	2,023
3.953% due 05/25/2037 •	31,294	6,319
4.093% due 01/25/2037 •	74,182	23,878
4.113% due 08/25/2036 •	57,139	15,311
4.193% due 03/25/2036 •	9,109	4,742
4.313% due 08/25/2036 •	29,011	7,773
4.738% due 02/25/2035 •	221	227

JP Morgan Mortgage Acquisition Corp.
2.945% due 10/25/2035 •	6,100	5,485
4.303% due 02/25/2036 •	1,797	1,786
4.333% due 03/25/2036 •	30,751	29,148
4.378% due 05/25/2035 •	117	116
4.378% due 01/25/2036 •	9,169	9,351
4.438% due 05/25/2035 •	16,317	14,205
4.498% due 09/25/2035 •	2,518	2,544
4.723% due 06/25/2035 •	16,467	15,794
4.768% due 12/25/2035 •	8,591	8,194
4.858% due 06/25/2035 •	11,812	10,115

JP Morgan Mortgage Acquisition Trust
4.013% due 08/25/2036 •	1,915	1,460
4.023% due 05/25/2037 •	20,122	19,873
4.033% due 05/25/2037 •	32,875	30,712
4.053% due 08/25/2036 •	790	787
4.063% due 07/25/2036 •	18,867	17,234
4.073% due 11/25/2036 •	8,101	7,740
4.113% due 03/25/2037 •	549	548
4.198% due 07/25/2036 •	9,771	9,682
4.228% due 05/25/2036 •	21,093	19,739
4.273% due 04/25/2036 •	12,701	13,325
4.273% due 08/25/2036 •	16,114	12,328
4.453% due 07/25/2036 •	3,200	3,062
4.545% due 11/25/2036 •	1,794	1,894
4.588% due 01/25/2037 •	2,350	2,110
6.330% due 07/25/2036 þ	4,695	1,185
6.910% due 07/25/2036 þ	6,694	1,687

Long Beach Mortgage Loan Trust
3.973% due 09/25/2036 •	9,607	2,383
3.993% due 12/25/2036 •	13,386	4,575
4.013% due 11/25/2036 •	6,478	1,929
4.033% due 08/25/2036 •	5,335	2,106
4.083% due 07/25/2036 •	11,618	8,313
4.093% due 05/25/2036 •	41,878	22,053
4.093% due 06/25/2036 •	51,905	24,380
4.093% due 07/25/2036 •	8,714	3,563
4.093% due 09/25/2036 •	34,742	22,488
4.103% due 08/25/2036 •	24,192	12,594
4.103% due 10/25/2036 •	38,547	20,975
4.113% due 05/25/2036 •	8,244	2,384
4.113% due 08/25/2036 •	53,766	21,240
4.113% due 09/25/2036 •	2,850	709
4.113% due 10/25/2036 •	46,326	14,104
4.113% due 12/25/2036 •	20,775	14,168
4.113% due 05/25/2046 •	5,172	4,942
4.133% due 12/25/2036 •	32,136	10,997
4.173% due 03/25/2046 •	67,825	22,300
4.193% due 01/25/2036 •	11,025	10,710
4.233% due 02/25/2036 •	5,660	5,627
4.233% due 11/25/2036 •	11,691	3,479
4.253% due 12/25/2036 •	22,067	7,560
4.273% due 08/25/2036 •	20,590	8,151
4.313% due 05/25/2036 •	25,074	7,284
4.393% due 01/25/2036 •	28,503	26,337
4.423% due 01/25/2046 •	34,491	33,702
4.573% due 08/25/2035 •	239	237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.588% due 06/25/2034 •	$692	$692
4.648% due 07/25/2034 •	1,164	1,175
4.918% due 07/25/2033 •	1,598	1,598
4.993% due 11/25/2034 •	2,911	2,816
5.023% due 06/25/2033 •	1,271	1,340
5.218% due 02/25/2035 •	8,445	7,929

MASTR Asset-Backed Securities Trust
3.328% due 10/25/2036 •	20,967	10,005
3.893% due 08/25/2036 •	4,582	1,556
3.893% due 10/25/2036 •	36,148	11,522
3.893% due 11/25/2036 •	287	82
3.893% due 01/25/2037 •	38,701	10,663
3.993% due 08/25/2036 •	9,664	2,726
3.993% due 11/25/2036 •	12,540	7,353
3.993% due 01/25/2037 •	30,760	8,474
4.013% due 08/25/2036 •	6,311	2,196
4.033% due 10/25/2036 •	29,807	9,524
4.053% due 10/25/2036 •	28,697	12,732
4.083% due 10/25/2036 •	50,073	19,032
4.083% due 01/25/2037 •	24,612	6,328
4.093% due 03/25/2036 •	6,002	3,544
4.093% due 04/25/2036 •	23,913	4,723
4.093% due 08/25/2036 •	46,268	14,427
4.093% due 05/25/2037 •	5,433	4,936
4.113% due 08/25/2036 •	7,736	2,648
4.113% due 01/25/2037 •	33,966	9,357
4.193% due 04/25/2036 •	61,930	9,292
4.213% due 11/25/2036 •	17,414	4,948
4.213% due 05/25/2037 •	579	566
4.233% due 11/25/2036 •	2,325	1,363
4.253% due 01/25/2037 •	21,168	5,831
4.273% due 06/25/2036 •	3,668	1,215
4.273% due 08/25/2036 •	47,436	15,029
4.283% due 10/25/2036 •	5,564	2,125
4.313% due 06/25/2036 •	1,395	1,324
4.333% due 02/25/2036 •	8,707	3,100
4.363% due 01/25/2036 •	1,139	1,147
4.408% due 01/25/2036 •	11,910	10,848
4.543% due 03/25/2035 •	7,178	6,792
4.543% due 10/25/2035 •	9,591	9,545
4.768% due 05/25/2035 •	166	188
4.798% due 03/25/2035 •	2,666	2,692
4.843% due 05/25/2035 •	2,000	2,009
4.943% due 08/25/2037 •	15,343	13,702
8.443% due 05/25/2033 •	2,516	2,440

MASTR Specialized Loan Trust
4.313% due 02/25/2036 •	825	816
4.533% due 01/25/2037 •	8,959	3,466

Merrill Lynch First Franklin Mortgage Loan Trust
4.133% due 04/25/2037 •	32,655	11,896
4.133% due 05/25/2037 •	13,090	9,550
4.273% due 05/25/2037 •	23,117	16,968
4.293% due 04/25/2037 •	20,002	7,323
4.433% due 05/25/2037 •	14,445	10,664
5.493% due 10/25/2037 •	24,214	14,822

Merrill Lynch Mortgage Investors Trust
3.813% due 03/25/2037 þ	21,195	3,937
3.913% due 11/25/2037 •	5,571	1,680
3.933% due 04/25/2047 •	7,986	3,026
3.993% due 05/25/2037 •	2,776	299
3.993% due 07/25/2037 •	3,550	720
4.033% due 10/25/2037 •	19,882	2,821
4.073% due 11/25/2037 •	13,447	6,485
4.083% due 08/25/2037 •	6,042	5,601
4.093% due 06/25/2037 •	13,756	3,554
4.093% due 08/25/2037 •	1,442	1,439
4.093% due 09/25/2037 •	42,028	11,849
4.093% due 11/25/2037 •	20,927	6,341
4.113% due 03/25/2037 •	4,936	1,266
4.113% due 04/25/2037 •	8,846	3,997
4.113% due 05/25/2037 •	5,355	3,115
4.113% due 07/25/2037 •	2,365	1,368
4.123% due 03/25/2037 •	19,017	6,019
4.163% due 05/25/2037 •	6,840	1,979
4.173% due 04/25/2047 •	22,331	8,461
4.273% due 08/25/2037 •	971	845
4.293% due 03/25/2037 •	23,619	18,623
4.333% due 04/25/2047 •	1,352	512
4.393% due 12/25/2036 •	10,057	9,739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.393% due 01/25/2037 •	$13,588	$12,577
4.543% due 09/25/2035 •	1,503	1,485
4.588% due 09/25/2035 •	43	42
4.663% due 05/25/2036 •	3,889	3,322
4.693% due 02/25/2047 •	21,235	12,259
4.723% due 07/25/2035 •	5,097	5,145
4.738% due 02/25/2036 •	1,161	1,173
4.768% due 04/25/2036 •	1,052	1,046
4.798% due 06/25/2036 •	2,607	2,165
4.828% due 02/25/2036 •	498	493
4.918% due 08/25/2036 •	604	843
6.268% due 06/25/2034 •	202	201
7.356% due 04/25/2035 •	260	222

MESA Trust
7.018% due 11/25/2031 •	635	548

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	4,051	3,719
3.893% due 10/25/2036 •	3,780	1,649
3.893% due 11/25/2036 •	1,392	821
3.903% due 03/25/2037 •	2,584	1,045
3.923% due 10/25/2036 •	12,371	11,194
3.923% due 12/25/2036 •	38,168	23,860
3.923% due 01/25/2037 •	19,475	8,952
3.933% due 10/25/2036 •	32,933	14,370
3.933% due 11/25/2036 •	2,908	1,388
3.933% due 05/25/2037 •	18,967	16,282
3.943% due 10/25/2036 •	13,590	7,092
3.943% due 12/25/2036 •	3,720	1,871
3.953% due 09/25/2036 •	209	88
3.973% due 02/25/2037 •	23,312	7,294
3.973% due 03/25/2037 •	23,011	9,307
3.973% due 05/25/2037 •	20,320	18,647
3.983% due 05/25/2037 •	11,409	8,704
3.993% due 09/25/2036 •	2,481	1,043
3.993% due 02/25/2037 •	8,029	3,515
3.993% due 05/25/2037 •	3,139	1,753
4.013% due 10/25/2036 •	1,166	509
4.013% due 11/25/2036 •	9,704	4,630
4.023% due 10/25/2036 •	7,763	4,050
4.023% due 02/25/2037 •	28,322	8,860
4.043% due 12/25/2036 •	4,016	2,019
4.043% due 03/25/2037 •	38,267	15,477
4.043% due 05/25/2037 •	14,609	13,407
4.053% due 09/25/2036 •	40,033	17,333
4.053% due 02/25/2037 •	19,479	8,527
4.053% due 05/25/2037 •	9,173	6,999
4.073% due 08/25/2036 •	25,283	12,578
4.093% due 06/25/2036 •	4,695	2,315
4.093% due 09/25/2036 •	13,045	4,477
4.113% due 09/25/2036 •	22,028	9,252
4.123% due 02/25/2037 •	6,672	2,920
4.253% due 09/25/2036 •	3,350	1,406
4.288% due 03/25/2036 •	7,151	6,143
4.293% due 04/25/2036 •	10,521	10,223
4.293% due 08/25/2036 •	10,161	5,050
4.333% due 03/25/2036 •	3,202	3,142
4.393% due 12/25/2035 •	15,498	14,704
4.413% due 12/25/2035 •	3,559	3,524
4.453% due 01/25/2035 •	774	782
4.468% due 09/25/2035 •	249	239
4.498% due 02/25/2035 •	192	191
4.533% due 01/25/2034 •	3,897	3,949
4.573% due 01/25/2035 •	2,769	2,836
4.603% due 04/25/2034 •	1,760	1,820
4.618% due 08/25/2034 •	91	90
4.678% due 11/25/2034 •	1,524	1,477
4.693% due 05/25/2034 •	7,782	8,413
4.693% due 08/25/2034 •	9,736	10,306
4.708% due 07/25/2034 •	1,300	1,329
4.708% due 09/25/2034 •	6,179	6,329
4.723% due 07/25/2035 •	1,980	1,953
4.753% due 03/25/2035 •	4,049	3,927
4.768% due 07/25/2034 •	221	238
4.768% due 07/25/2035 •	3,750	3,390
4.783% due 06/25/2035 •	284	284
4.828% due 01/25/2035 •	2,114	2,026
4.828% due 03/25/2035 •	2,526	2,339
4.828% due 07/25/2035 •	1,710	1,688
4.853% due 09/25/2034 •	323	346
4.888% due 01/25/2035 •	2,614	2,345

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.043% due 07/25/2037 •	$14,010	$12,529
7.593% due 02/25/2047 •	22,067	18,216

Morgan Stanley Capital I, Inc. Trust
4.153% due 03/25/2036 •	1,900	1,585
4.333% due 03/25/2036 •	66,932	55,777
4.348% due 01/25/2036 •	15,700	13,398
4.373% due 01/25/2036 •	5,867	5,746
4.373% due 02/25/2036 •	916	915

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.143% due 02/25/2033 •	163	178

Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •	3,031	1,443
3.893% due 04/25/2037 •	5,561	2,845
3.933% due 12/25/2036 •	37,249	17,745
3.963% due 04/25/2037 •	7,857	4,019
4.113% due 04/25/2036 •	6,257	4,312
4.143% due 04/25/2037 •	16,541	8,464
4.303% due 02/25/2036 •	581	553
4.313% due 04/25/2036 •	9,540	6,585
4.783% due 05/25/2035 •	2,667	2,655

Morgan Stanley IXIS Real Estate Capital Trust
3.863% due 11/25/2036 •	7,531	2,451
3.903% due 11/25/2036 •	27,938	9,095
3.943% due 11/25/2036 •	1,431	466
4.013% due 11/25/2036 •	19,103	6,219
4.093% due 07/25/2036 •	6,114	2,357
4.253% due 07/25/2036 •	23,792	9,227

Morgan Stanley Mortgage Loan Trust
4.133% due 10/25/2036 •	2,093	579
4.133% due 11/25/2036 •	19,361	3,429
5.750% due 04/25/2037 ~	2,059	974
6.000% due 02/25/2037 ~	99	92
6.122% due 01/25/2047 þ	74	69
6.254% due 01/25/2047 þ	5,407	2,468
6.263% due 01/25/2047 þ	6,847	1,915
6.419% due 09/25/2046 þ	12,921	2,583
6.465% due 09/25/2046 þ	3,402	1,093
6.604% due 09/25/2046 þ	9,012	1,800

Morgan Stanley Structured Trust
4.093% due 06/25/2037 •	40,034	37,268

Nationstar Home Equity Loan Trust
4.143% due 06/25/2037 •	135	134
4.168% due 06/25/2037 •	2,527	2,272
4.198% due 03/25/2037 •	1,636	1,632
4.213% due 03/25/2037 •	11,347	11,091
4.243% due 03/25/2037 •	8,000	7,403
4.293% due 06/25/2037 •	201	198
4.333% due 09/25/2036 •	22,775	22,571
4.348% due 09/25/2036 •	1,338	1,287
4.408% due 04/25/2037 •	17,031	16,313
4.433% due 04/25/2037 •	1,189	1,185

New Century Home Equity Loan Trust
4.153% due 05/25/2036 •	5,082	5,082
4.438% due 12/25/2035 •	4,298	4,184
4.528% due 10/25/2035 •	35,480	31,949
4.533% due 08/25/2034 •	78	77
4.558% due 02/25/2035 •	10,344	10,217
4.573% due 03/25/2035 •	807	808
4.738% due 09/25/2035 •	7,242	7,224
4.768% due 06/25/2035 •	4,529	4,538
4.798% due 07/25/2035 •	6,620	6,629
4.843% due 11/25/2033 þ	34	31
4.843% due 07/25/2035 •	32,115	32,194
4.858% due 03/25/2035 •	2,853	2,880
4.918% due 03/25/2035 •	3,758	3,786

Newcastle Mortgage Securities Trust
3.983% due 04/25/2037 •	10,498	10,213
4.023% due 04/25/2037 •	1,065	1,061
4.133% due 04/25/2037 •	14,485	13,781
4.293% due 04/25/2037 •	7,785	6,924
4.513% due 03/25/2036 •	5,500	5,446
4.648% due 03/25/2036 •	16,347	15,769

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.093% due 07/25/2036 •	17,337	16,447
4.228% due 03/25/2036 •	30	30
4.273% due 03/25/2036 •	4,024	3,965
4.423% due 02/25/2036 •	2,005	1,833
4.453% due 11/25/2035 •	6,341	6,170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
3.973% due 09/25/2037 •	$24,234	$23,501
4.053% due 03/25/2037 •	80,898	53,111
4.093% due 06/25/2036 •	1,121	839
4.133% due 01/25/2037 •	1,063	349
4.483% due 01/25/2036 •	10,516	9,989
4.528% due 01/25/2036 •	12,356	11,950
4.618% due 06/25/2034 •	58	56
4.678% due 01/25/2036 •	3,000	2,591
4.708% due 10/25/2035 •	9,694	9,491
4.963% due 06/25/2035 •	18,691	18,704

Option One Mortgage Loan Trust
3.913% due 03/25/2037 •	632	624
3.923% due 07/25/2037 •	3,372	2,187
3.963% due 05/25/2037 •	5,757	3,115
3.973% due 04/25/2037 •	19,652	11,144
3.973% due 07/25/2037 •	3,961	2,568
3.983% due 07/25/2037 •	788	714
3.993% due 07/25/2036 •	7,194	4,307
4.013% due 04/25/2037 •	95,226	67,565
4.013% due 05/25/2037 •	86,588	52,520
4.033% due 04/25/2037 •	6,401	3,454
4.073% due 01/25/2037 •	25,712	16,183
4.073% due 02/25/2037 •	27,807	15,364
4.073% due 03/25/2037 •	49,147	29,648
4.093% due 03/25/2037 •	35,842	17,489
4.093% due 05/25/2037 •	6,584	3,562
4.103% due 04/25/2037 •	2,767	1,592
4.293% due 03/25/2037 •	4,423	2,158
4.363% due 01/25/2036 •	54,206	43,942
4.588% due 05/25/2034 •	1,577	1,623
4.663% due 05/25/2035 •	3,941	3,481
4.693% due 01/25/2034 •	8,475	8,094
5.218% due 11/25/2034 •	2	3

Option One Mortgage Loan Trust Asset-Backed Certificates
4.423% due 12/25/2035 •	1,819	1,791
4.453% due 12/25/2035 •	8,709	7,858
4.483% due 11/25/2035 •	6,958	6,780
4.528% due 11/25/2035 •	5,889	5,203
4.648% due 10/25/2032 •	939	1,150

Ownit Mortgage Loan Trust
3.155% due 10/25/2035 þ	5,699	3,147
3.383% due 06/25/2036 •	4,469	3,942
4.073% due 10/25/2037 •	7,372	8,195
4.093% due 07/25/2037 •	13,181	12,303
4.288% due 03/25/2037 •	9,245	9,934
4.313% due 07/25/2037 •	6,114	5,708
4.693% due 10/25/2036 •	5,098	5,074
4.813% due 03/25/2036 •	3,067	2,736

Park Place Securities, Inc.
4.738% due 09/25/2035 •	4,000	3,624

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.009% due 07/25/2035 •	36,903	34,293
4.528% due 08/25/2035 •	35	36
4.528% due 09/25/2035 •	841	831
4.573% due 08/25/2035 •	4,000	3,856
4.723% due 05/25/2035 •	21,907	21,004
4.798% due 06/25/2035 •	8,888	8,692
4.828% due 05/25/2035 •	4,784	4,011
4.843% due 10/25/2034 •	1,656	1,647
4.843% due 06/25/2035 •	4,641	4,149
4.963% due 03/25/2035 •	17,052	16,128
5.113% due 01/25/2036 •	5,311	5,157
5.368% due 02/25/2035 •	8,054	7,987
5.518% due 02/25/2035 •	3,247	3,042
5.563% due 10/25/2034 •	17,186	16,425
5.593% due 09/25/2034 •	2,610	2,562
5.593% due 12/25/2034 •	12,329	12,345
5.668% due 10/25/2034 •	3,846	3,419
5.668% due 12/25/2034 •	8,426	8,101
5.743% due 02/25/2035 •	17,714	14,674
5.893% due 09/25/2034 •	3,062	2,756

People’s Choice Home Loan Securities Trust
5.518% due 10/25/2034 •	4,024	3,730

People’s Financial Realty Mortgage Securities Trust
3.923% due 09/25/2036 •	27,489	4,759
3.933% due 09/25/2036 •	24,315	5,687

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Popular ABS Mortgage Pass-Through Trust
4.103% due 06/25/2047 •	$6,966	$6,576
4.288% due 07/25/2036 •	1,519	1,461
4.333% due 05/25/2036 •	2,171	2,095
4.663% due 02/25/2036 •	1,007	972
5.917% due 04/25/2035 þ	1,133	1,125

Quest Trust
7.168% due 03/25/2035 •	5,985	5,088

RAAC Trust
4.293% due 02/25/2037 •	2,406	2,364
4.493% due 11/25/2046 •	911	852
4.553% due 10/25/2046 •	4,859	4,795
4.768% due 02/25/2046 •	16,296	16,267
5.443% due 05/25/2039 •	1,035	1,078

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	72,835	72,276
4.827% due 01/25/2056 þ	31,397	31,183
4.894% due 11/25/2055 þ	149,400	148,530
4.966% due 11/25/2055 þ	48,122	47,885
5.158% due 10/25/2044 þ	20,154	20,144
5.344% due 09/25/2044 þ	17,497	17,522
5.472% due 06/25/2055 þ	60,484	60,729
5.553% due 03/25/2055 þ	36,918	37,151
5.582% due 12/25/2044 þ	32,909	33,065
5.653% due 01/25/2045 þ	34,327	34,520
5.846% due 08/25/2044 þ	32,488	32,676
6.025% due 02/25/2044 ~	7,158	7,193
6.141% due 04/25/2044 ~	37,272	37,524
6.147% due 06/25/2044 þ	45,610	45,957
6.808% due 09/25/2043 ~	5,514	5,540

Renaissance Home Equity Loan Trust
3.723% due 08/25/2033 •	481	445
5.512% due 04/25/2037 þ	6,555	1,566
5.580% due 11/25/2036 þ	12,329	3,726
5.612% due 04/25/2037 þ	853	207
5.675% due 06/25/2037 þ	3,891	906
5.731% due 11/25/2036 þ	548	170
5.744% due 06/25/2037 þ	137,503	32,438
5.761% due 04/25/2037 þ	2,781	695
5.797% due 08/25/2036 þ	662	221
5.812% due 11/25/2036 þ	9,025	2,841
5.879% due 06/25/2037 þ	8,523	2,060
5.893% due 06/25/2037 þ	6,639	1,608
5.906% due 06/25/2037 þ	23,928	5,810
6.011% due 05/25/2036 þ	9,006	4,100
6.115% due 08/25/2036 þ	17,329	6,105
6.120% due 11/25/2036 þ	683	227
6.203% due 06/25/2037 þ	38,172	9,917
6.566% due 02/25/2036 þ	270	232
7.750% due 09/25/2037 þ	28,642	10,885

Residential Asset Mortgage Products Trust
4.138% due 12/25/2036 •	15,000	14,408
4.186% due 12/25/2035 •	17,963	16,551
4.233% due 12/25/2035 •	14,754	13,610
4.333% due 02/25/2036 •	1,065	1,034
4.438% due 02/25/2036 •	1,833	1,807
4.543% due 04/25/2034 •	1,889	1,885
4.663% due 04/25/2034 •	654	655
4.663% due 10/25/2035 •	10,948	10,683
4.678% due 11/25/2035 •	7,000	6,642
4.738% due 09/25/2035 •	6,822	6,760
4.738% due 10/25/2035 •	700	617
4.843% due 08/25/2035 •	921	915
4.858% due 07/25/2035 •	4,295	4,274
5.368% due 04/25/2034 •	1,545	1,561
5.473% due 08/25/2035 •	12,534	11,894
5.773% due 04/25/2034 •	2,821	2,925

Residential Asset Securities Corporation Trust
4.013% due 02/25/2037 •	4,949	4,822
4.033% due 10/25/2036 •	15,272	15,037
4.043% due 11/25/2036 •	56,292	48,847
4.073% due 07/25/2036 •	13,612	13,449
4.073% due 09/25/2036 •	733	730
4.133% due 11/25/2036 •	6,055	5,710
4.213% due 04/25/2037 •	4,147	4,062
4.233% due 01/25/2037 •	3,655	3,589
4.303% due 04/25/2036 •	23,954	22,355
4.313% due 07/25/2036 •	8,559	7,795

34	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.333% due 07/25/2036 •	$18,053	$16,151
4.353% due 04/25/2036 •	1,451	1,449
4.393% due 02/25/2036 •	2,942	2,923
4.408% due 11/25/2035 •	12,642	12,225
4.453% due 10/25/2035 •	7,963	7,775
4.473% due 04/25/2037 •	24,942	24,316
4.473% due 05/25/2037 •	281	281
4.498% due 09/25/2035 •	5,609	5,407
4.498% due 11/25/2035 •	193	189
4.513% due 01/25/2036 •	1,275	1,270
4.543% due 04/25/2034 •	810	800
4.633% due 09/25/2034 •	387	378
4.663% due 11/25/2035 •	10,475	9,435
4.678% due 12/25/2035 •	1,516	1,413
4.693% due 11/25/2035 •	5,403	5,349
4.753% due 08/25/2035 •	1,774	1,767
4.828% due 08/25/2035 •	4,230	4,174
5.038% due 03/25/2035 •	530	528
5.518% due 11/25/2034 •	31	31
5.518% due 08/25/2035 •	4,551	4,453
5.593% due 01/25/2034 •	2,107	2,159
5.593% due 04/25/2035 •	1,982	1,926
5.743% due 11/25/2034 •	802	803
5.980% due 09/25/2034 ~	895	837
6.268% due 11/25/2034 •	1,948	1,961

Saxon Asset Securities Trust
1.582% due 11/25/2035 •	12,898	9,976
2.405% due 05/25/2035 •	1,658	1,380
3.776% due 03/25/2031 •	142	112
3.973% due 05/25/2037 •	20,951	15,560
4.073% due 12/25/2033 •	1,039	1,003
4.103% due 09/25/2037 •	6,452	6,286
4.283% due 09/25/2047 •	4,148	3,634
4.468% due 11/25/2037 •	6,494	6,347
4.513% due 11/25/2037 •	4,873	4,292
4.723% due 11/25/2037 •	5,426	4,689
4.768% due 12/26/2034 •	186	173
5.543% due 12/25/2037 •	4,643	4,183
8.668% due 12/26/2034 •	532	68

Securitized Asset-Backed Receivables LLC Trust
3.893% due 07/25/2036 •	18,809	7,128
3.913% due 12/25/2036 •	436	91
3.943% due 07/25/2036 •	18,763	7,110
4.033% due 07/25/2036 •	3,433	1,301
4.053% due 12/25/2036 •	5,546	5,283
4.073% due 06/25/2036 •	6,608	4,520
4.073% due 07/25/2036 •	9,339	8,094
4.093% due 09/25/2036 •	3,681	1,217
4.113% due 07/25/2036 •	4,939	1,589
4.113% due 12/25/2036 •	28,149	5,841
4.193% due 12/25/2036 •	64,024	22,975
4.243% due 02/25/2037 •	31,531	29,243
4.293% due 06/25/2036 •	14,957	10,232
4.438% due 10/25/2035 •	3,065	2,549
4.468% due 01/25/2035 •	682	626
4.513% due 10/25/2035 •	963	861

SG Mortgage Securities Trust
4.073% due 10/25/2036 •	12,607	11,817
4.113% due 07/25/2036 •	8,406	1,742
4.253% due 07/25/2036 •	7,867	1,638
4.333% due 02/25/2036 •	1,130	553
4.498% due 10/25/2035 •	2,000	1,906

Soundview Home Loan Trust
3.873% due 06/25/2037 •	3,633	2,452
3.943% due 06/25/2037 •	10,097	6,815
3.963% due 07/25/2037 •	1,214	1,092
3.963% due 08/25/2037 •	7,456	6,604
3.993% due 06/25/2037 •	117,572	81,479
4.003% due 06/25/2037 •	14,886	10,047
4.013% due 01/25/2037 •	543	397
4.013% due 02/25/2037 •	177	47
4.073% due 06/25/2037 •	4,449	3,003
4.093% due 03/25/2037 •	6,914	6,601
4.099% due 04/25/2035 •	464	456
4.113% due 01/25/2037 •	27,437	20,044
4.133% due 11/25/2036 •	58,098	15,364
4.198% due 12/25/2036 •	7,564	7,447
4.253% due 06/25/2036 •	3,172	3,100
4.258% due 02/25/2036 •	9,630	9,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.258% due 06/25/2036 •	$1,209	$1,087
4.273% due 07/25/2036 •	8,389	7,853
4.273% due 01/25/2037 •	11,941	8,723
4.293% due 10/25/2036 •	17,691	17,152
4.293% due 11/25/2036 •	5,778	5,549
4.311% due 03/25/2036 •	878	792
4.348% due 03/25/2036 •	14,097	13,870
4.393% due 01/25/2037 •	13,882	13,618
4.483% due 12/25/2035 •	6,827	6,416
4.533% due 02/25/2037 •	18,914	5,029
4.543% due 06/25/2035 •	17,535	16,002
4.543% due 03/25/2036 •	236	235
4.648% due 01/25/2035 •	94	81
4.693% due 10/25/2037 •	1,665	1,322
4.743% due 09/25/2037 •	2,923	2,513
4.768% due 08/25/2035 •	8,802	6,895
4.768% due 11/25/2035 •	3,610	3,590
4.828% due 05/25/2035 •	3,135	3,146
4.873% due 07/25/2035 •	502	502

Structured Asset Investment Loan Trust
4.053% due 07/25/2036 •	25,979	19,121
4.073% due 06/25/2036 •	7,885	7,680
4.138% due 07/25/2036 •	29,956	17,467
4.393% due 01/25/2036 •	162	161
4.408% due 01/25/2036 •	42,227	35,779
4.413% due 01/25/2036 •	27,364	26,077
4.423% due 11/25/2035 •	7,621	7,533
4.513% due 04/25/2033 •	58	66
4.513% due 04/25/2035 •	155	154
4.513% due 07/25/2035 •	10,759	10,408
4.513% due 10/25/2035 •	12,753	12,609
4.528% due 09/25/2035 •	17,665	16,247
4.543% due 07/25/2035 •	2,005	1,986
4.558% due 08/25/2035 •	10,250	10,080
4.573% due 02/25/2035 •	3,328	3,309
4.573% due 03/25/2035 •	5,861	5,715
4.618% due 05/25/2034 •	202	198
4.693% due 04/25/2035 •	17,440	16,664
4.723% due 09/25/2034 •	229	202
4.723% due 06/25/2035 •	1,138	1,112
4.743% due 07/25/2033 •	513	504
4.743% due 08/25/2033 •	2,250	2,200
4.768% due 01/25/2035 •	5,004	4,845
4.768% due 05/25/2035 •	25,492	24,109
4.873% due 05/25/2035 •	1,184	809
4.918% due 07/25/2033 •	233	233
5.068% due 11/25/2034 •	5,203	5,552
5.068% due 12/25/2034 •	512	505
5.293% due 11/25/2034 •	1,058	1,246
5.518% due 10/25/2034 •	2,171	2,155
5.518% due 11/25/2034 •	1,948	2,140
6.118% due 11/25/2034 •	96	109
6.418% due 08/25/2033 •	2	2
6.568% due 10/25/2033 •	98	117
6.793% due 06/25/2033 •	2,235	2,335
6.793% due 11/25/2034 •	2,222	2,253
6.943% due 08/25/2033 •	1,046	965

Structured Asset Securities Corp.
4.498% due 02/25/2035 •	2,710	2,751
4.543% due 02/25/2035 •	2,425	2,324
4.887% due 02/25/2035 •	4,989	5,436

Structured Asset Securities Corp. Mortgage Loan Trust
3.933% due 08/25/2046 •	12,161	11,837
3.943% due 09/25/2036 •	3,277	3,201
3.953% due 03/25/2036 •	8,920	8,634
4.013% due 10/25/2037 •	31,390	19,813
4.023% due 05/25/2047 •	1,146	1,134
4.053% due 05/25/2036 •	5,376	5,332
4.093% due 03/25/2037 •	15,158	10,325
4.103% due 08/25/2046 •	2,946	2,764
4.113% due 04/25/2036 •	1,540	1,537
4.113% due 01/25/2037 •	11,419	10,974
4.153% due 03/25/2037 •	3,398	1,247
4.213% due 02/25/2037 •	2,387	2,354
4.228% due 07/25/2036 •	43,249	43,762
4.228% due 09/25/2036 •	42,568	41,948
4.253% due 01/25/2037 •	33,673	19,406
4.273% due 01/25/2037 •	4,121	3,945
4.293% due 03/25/2037 •	14,773	5,427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.293% due 11/25/2037 •	$5,750	$5,395
4.318% due 07/25/2036 •	2,203	2,141
4.333% due 04/25/2036 •	3,781	3,726
4.363% due 10/25/2036 •	2,697	2,700
4.393% due 01/25/2037 •	11,486	9,530
4.393% due 03/25/2037 •	5,087	1,869
4.413% due 05/25/2036 •	16,110	15,992
4.413% due 02/25/2037 •	1,601	1,555
4.468% due 04/25/2035 •	4,302	4,397
4.468% due 06/25/2035 •	2,274	2,220
4.498% due 02/25/2036 •	6,352	6,342
4.588% due 02/25/2036 •	4,889	4,832
4.693% due 05/25/2035 •	447	448
4.738% due 05/25/2035 •	115	115
4.768% due 05/25/2035 •	7,853	7,710
4.783% due 05/25/2035 •	444	439
4.798% due 11/25/2035 •	475	475
4.843% due 05/25/2035 •	4,070	3,769
4.893% due 10/25/2037 •	84,081	36,416
4.963% due 02/25/2035 •	234	217
5.443% due 05/25/2035 •	35	35
5.893% due 11/25/2035 •	3,000	2,979
6.418% due 11/25/2035 •	3,197	3,181
7.168% due 08/25/2037 •	22,510	21,269

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.618% due 01/25/2035 •	736	769

Structured Asset Securities Corp. Trust
4.333% due 05/25/2031 •	2,413	1,684
4.483% due 09/25/2035 •	5,652	5,475
5.972% due 05/25/2031 ~	4,264	3,013

Terwin Mortgage Trust
4.133% due 07/25/2037 •	1,218	1,204
4.333% due 07/25/2037 •	4,960	4,586
4.333% due 08/25/2037 •	17,134	7,493
4.413% due 04/25/2037 •	11,518	11,277
4.593% due 09/25/2036 •	8,821	3,323
4.768% due 07/25/2035 •	6,127	4,792
4.918% due 04/25/2036 •	21	21
4.993% due 04/25/2036 •	1,857	1,854
6.043% due 10/25/2038 •	529	532

Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	23,493	23,206
5.091% due 10/25/2065 þ	48,917	48,704
5.278% due 08/25/2065 þ	60,443	60,420
5.348% due 07/25/2065 þ	24,268	24,287
5.725% due 11/25/2064 þ	26,885	27,001
5.848% due 01/25/2064 ~	23,160	23,216
6.125% due 02/25/2064 ~	13,844	13,911
6.290% due 05/25/2064 ~	43,939	44,326

Wachovia Mortgage Loan Trust LLC
4.483% due 10/25/2035 •	3,205	2,992

WaMu Asset-Backed Certificates Trust
3.963% due 07/25/2047 •	10,605	6,210
4.013% due 04/25/2037 •	40	14
4.018% due 05/25/2037 •	24,541	23,462
4.033% due 05/25/2037 •	16,426	14,884
4.043% due 05/25/2037 •	12,768	11,575
4.093% due 01/25/2037 •	26,714	23,554

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	113	39
4.093% due 05/25/2036 •	8,234	6,515
4.153% due 10/25/2036 •	11,380	3,952
4.273% due 08/25/2036 •	8,084	5,279

Wells Fargo Home Equity Asset-Backed Securities Trust
4.228% due 07/25/2036 •	1,135	1,134
4.253% due 04/25/2037 •	4,087	4,060
4.273% due 07/25/2036 •	6,795	6,676
4.303% due 05/25/2036 •	2,776	2,767
4.348% due 05/25/2036 •	3,440	3,354
4.393% due 04/25/2037 •	5,000	3,711
5.518% due 11/25/2035 •	137	137
6.343% due 11/25/2035 •	12,883	12,699

		9,105,920

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.013% due 01/25/2037 •	$8,716	$4,877
4.113% due 01/25/2037 •	48,920	27,372
4.233% due 01/25/2037 •	29,228	16,352

BNC Mortgage Loan Trust
4.020% due 10/25/2036 •	28,210	18,029

C-BASS Trust
3.084% due 01/25/2037 þ	25,687	6,975

Countrywide Asset-Backed Certificates Trust
5.989% due 10/25/2046 ~	4	4

Credit-Based Asset Servicing & Securitization LLC
3.118% due 12/25/2035 þ	4,237	4,193

JP Morgan Mortgage Acquisition Trust
3.893% due 03/25/2047 •	90	61
4.102% due 10/25/2030 þ	2,946	1,439
4.102% due 01/25/2037 þ	505	247
4.251% due 11/25/2036 •	3,429	3,190
4.272% due 07/25/2036 •	919	917

Morgan Stanley Mortgage Loan Trust
3.973% due 02/25/2037 •	2,743	519
4.093% due 02/25/2037 •	3,265	618
4.253% due 02/25/2037 •	2,702	511
4.273% due 04/25/2037 •	49,817	13,097
4.513% due 04/25/2037 •	7,124	1,875

New Century Home Equity Loan Trust
4.843% due 11/25/2033 ~	3	3

Saxon Asset Securities Trust
4.273% due 10/25/2046 •	2,734	2,459

Structured Asset Investment Loan Trust
4.313% due 05/25/2036 •	13,748	5,401
4.393% due 03/25/2036 •	9,971	5,235

Structured Asset Securities Corp. Mortgage Loan Trust
4.273% due 01/25/2037 •	14,384	9,140
4.393% due 12/25/2035 •	10,267	9,511
4.413% due 12/25/2036 •	38,715	23,751
5.893% due 08/25/2037 •	7,000	6,961

Structured Asset Securities Corp. Pass-Through Certificates
3.450% due 02/25/2032	41	7

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	37,323	37,117

Wells Fargo Home Equity Asset-Backed Securities Trust
4.213% due 03/25/2037 •	220	219
4.433% due 03/25/2037 •	5,871	5,484

		205,564

MANUFACTURING HOUSE ABS OTHER 0.0%

ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030 ~	3,077	3,095

BankAmerica Manufactured Housing Contract Trust
7.174% due 12/31/2049 ~	5,000	330

BCMSC Trust
7.935% due 12/15/2030 ~	1,383	1,416

Conseco Finance Corp.
7.220% due 03/15/2028 ~	88	88

Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	7,260	831

GreenPoint Manufactured Housing
7.284% due 06/08/2031 •	3,108	3,096

		8,856

MANUFACTURING HOUSE SEQUENTIAL 0.0%

BCMSC Trust
7.575% due 06/15/2030 ~	16,139	873

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	5,035	5,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Corp.
6.440% due 12/01/2030	$130	$131
7.860% due 03/01/2030 ~	11,049	2,704

Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	49,144	11,319
7.490% due 07/01/2031 þ	5,111	5,182
7.770% due 09/01/2031 þ	2,601	2,640
7.960% due 05/01/2031	21,173	3,642
7.970% due 05/01/2032	7,164	824
8.200% due 05/01/2031	29,477	5,221
8.260% due 12/01/2030 ~	74,286	11,397
8.310% due 05/01/2032 ~	40,754	4,889
8.850% due 12/01/2030 ~	1,831	195

Mid-State Trust XI
4.864% due 07/15/2038	68	68

Newcastle Investment Trust
0.000% due 05/01/2033 ~	27,493	27,161

Oakwood Mortgage Investors, Inc.
7.945% due 03/15/2049 ~	2,929	295

		81,641

WHOLE LOAN COLLATERAL 0.9%

Bear Stearns Asset-Backed Securities I Trust
4.093% due 02/25/2037 •	20,777	16,266
4.193% due 12/25/2034 •	573	504
4.253% due 04/25/2036 •	3,898	4,269
4.293% due 05/25/2036 •	23,137	5,030
4.318% due 04/25/2035 •	374	352
4.393% due 12/25/2035 •	2,506	1,158
5.250% due 06/25/2034 þ	1,130	1,095
5.500% due 06/25/2034 þ	121	117
5.500% due 08/25/2035 ~	2,413	1,363
5.750% due 10/25/2034 þ	1,519	1,462
6.000% due 10/25/2035 þ	4,398	2,575
6.750% due 12/25/2036 þ	910	1,044

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •	1,942	1,839
4.893% due 10/25/2033 •	9	10
4.909% due 07/25/2036 •	534	479
4.972% due 10/25/2036 ~	28	14
4.973% due 01/25/2034 •	1,868	1,439
5.125% due 03/25/2034 þ	123	220
5.500% due 01/25/2034 þ	3,025	2,481
5.500% due 08/25/2036	60	61
5.750% due 10/25/2033 þ	21	26
5.750% due 01/25/2034 þ	2,628	2,155
6.000% due 08/25/2036	1,804	1,805
6.043% due 04/25/2036 •	3,818	4,002
6.500% due 08/25/2036	3,103	892

Bravo Mortgage Asset Trust
4.393% due 07/25/2036 •	21,568	19,716

Citigroup Mortgage Loan Trust, Inc.
4.193% due 11/25/2046 •	6,012	5,964
4.213% due 06/25/2037 •	6,302	5,847
4.243% due 01/25/2037 •	2,500	2,422
4.273% due 11/25/2036 •	2,500	2,385
4.468% due 03/25/2037 •	16,039	15,979
4.493% due 11/25/2046 •	12,375	10,651
5.293% due 07/25/2037 •	8,380	8,333
5.749% due 08/25/2035 þ	13	12
5.830% due 11/25/2034 þ	1,571	1,574
6.485% due 05/25/2036 þ	10,719	3,754
6.582% due 03/25/2036 þ	1,686	758

Countrywide Asset-Backed Certificates
4.273% due 04/25/2036 •	5,776	5,349
4.473% due 03/25/2036 •	23,313	20,872

First Franklin Mortgage Loan Trust
3.898% due 09/25/2036 •	4,781	4,559
3.908% due 07/25/2036 •	189	182
3.913% due 11/25/2036 •	11,980	11,326
3.943% due 12/25/2036 •	6,222	5,482
3.953% due 11/25/2036 •	13	14
4.073% due 12/25/2036 •	4,527	1,770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.073% due 03/25/2037 •	$18,910	$10,120
4.093% due 05/25/2036 •	828	822
4.093% due 08/25/2036 •	17,550	16,788
4.103% due 09/25/2036 •	24,819	23,430
4.103% due 11/25/2036 •	3,900	3,424
4.113% due 12/25/2037 •	12,743	11,868
4.173% due 02/25/2036 •	9,203	8,764
4.213% due 12/25/2037 •	10,158	9,456
4.228% due 04/25/2036 •	9,023	8,760
4.233% due 01/25/2038 •	257	141
4.253% due 07/25/2036 •	12,142	11,913
4.333% due 03/25/2036 •	15,639	15,203
4.363% due 02/25/2036 •	21,490	20,517
4.487% due 04/25/2035 •	2,351	2,294
4.498% due 11/25/2036 •	5,385	5,293
4.513% due 11/25/2035 •	15,398	14,627
4.573% due 06/25/2036 •	7,191	7,059
4.603% due 10/25/2035 •	5,655	6,887
4.618% due 05/25/2034 •	1,671	1,648
4.693% due 07/25/2035 •	3,612	3,601
4.738% due 09/25/2035 •	9,774	9,219
4.743% due 07/25/2033 •	1,925	1,928
4.768% due 05/25/2035 •	10,688	10,432
4.798% due 09/25/2035 •	30,600	29,843
4.918% due 12/25/2034 •	215	253
4.978% due 12/25/2034 •	2,042	2,089
5.068% due 07/25/2034 •	379	379
5.218% due 10/25/2034 •	626	632
5.293% due 03/25/2034 •	211	210
5.503% due 05/25/2034 •	60	59
5.593% due 09/25/2034 •	581	645
5.668% due 07/25/2034 •	849	858
6.268% due 03/25/2034 •	1,398	1,357

GSAMP Trust
3.782% due 11/25/2034 •	1,032	1,009

IndyMac INDB Mortgage Loan Trust
4.113% due 07/25/2036 •	25,384	7,910

Lehman XS Trust
3.963% due 02/25/2037 •	20,065	17,490
3.973% due 02/25/2037 •	10,477	10,142
4.113% due 05/25/2036 •	11,910	10,608
4.253% due 02/25/2037 •	7,182	5,910
4.313% due 11/25/2035 •	1,189	982
4.353% due 05/25/2036 •	1,383	1,396
4.543% due 10/25/2035 •	310	375
4.553% due 11/25/2035 •	3,868	3,207
4.968% due 01/25/2036 þ	4,101	3,662
5.782% due 11/25/2035 •	3,065	1,806
6.640% due 04/25/2036 þ	5,169	5,115
7.000% due 02/25/2037 ~	1,867	1,955

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.813% due 07/25/2035 •	6,091	6,077
4.843% due 04/25/2035 •	789	789

Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	72,052	71,515
5.151% due 02/25/2056 þ	43,972	43,659
5.180% due 01/25/2056 þ	113,924	113,087
5.184% due 11/25/2055 þ	165,865	164,839
5.193% due 10/25/2055 þ	128,127	128,224
5.265% due 12/25/2055 þ	125,019	124,267
5.342% due 12/25/2055 þ	164,919	164,432
5.391% due 08/25/2055 þ	48,467	48,545
5.510% due 04/25/2056 þ	111,000	111,080
5.657% due 08/25/2055 þ	37,840	37,940
5.732% due 08/25/2055 þ	26,081	26,156
5.744% due 06/25/2055 þ	27,410	27,472

RAAC Trust
4.393% due 09/25/2045 •	772	766
5.293% due 09/25/2047 •	5,638	5,713

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	87,348	87,181

Residential Asset Mortgage Products Trust
4.143% due 08/25/2036 •	12,001	12,032
4.143% due 10/25/2036 •	1,471	1,450

36	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.183% due 02/25/2037 •	$13,613	$13,181
4.318% due 07/25/2036 •	6,129	6,034
4.603% due 07/25/2035 •	6,268	6,207
4.663% due 02/25/2034 •	121	124
4.693% due 09/25/2035 •	3,000	2,662
4.783% due 10/25/2033 •	1,021	1,024
4.813% due 06/25/2035 •	193	193
4.873% due 03/25/2035 •	6,697	6,712
4.888% due 05/25/2035 •	4,750	4,974
4.918% due 06/25/2035 •	2,100	2,075
4.948% due 02/25/2035 •	4,885	4,896
4.993% due 01/25/2035 •	3,450	3,364
5.068% due 02/25/2035 •	466	409
5.125% due 12/25/2034 •	542	504
5.228% due 12/25/2034 þ	215	200
5.418% due 04/25/2034 •	3,843	3,508
5.492% due 01/25/2035 þ	433	358
5.518% due 08/25/2034 •	1,153	1,163
5.670% due 10/25/2034 þ	418	426
5.698% due 02/25/2034 •	370	343

Securitized Asset-Backed Receivables LLC Trust
3.953% due 08/25/2036 •	6,209	2,002
3.953% due 11/25/2036 •	133	35
4.073% due 08/25/2036 •	34,417	14,373
4.113% due 09/25/2036 •	16,452	11,838
4.113% due 10/25/2036 •	60,182	19,705
4.113% due 11/25/2036 •	6,966	1,822
4.133% due 08/25/2036 •	32,385	10,442
4.293% due 05/25/2036 •	6,080	3,263
4.373% due 12/25/2035 •	1,363	1,347
4.393% due 11/25/2035 •	23,081	20,175
4.393% due 12/25/2035 •	13,206	10,694
4.753% due 01/25/2036 •	406	382

Specialty Underwriting & Residential Finance Trust
4.073% due 09/25/2037 •	16,677	15,874
4.073% due 11/25/2037 •	4,830	3,913
4.093% due 06/25/2037 •	1,543	943
4.213% due 11/25/2037 •	8,589	4,725
4.273% due 03/25/2037 •	26,616	12,558
4.273% due 09/25/2037 •	14,226	4,795
4.293% due 06/25/2037 •	3,267	1,618
4.333% due 04/25/2037 •	2,090	1,551
4.963% due 12/25/2035 •	3,626	3,651

VCAT LLC
5.062% due 02/25/2056 þ	35,691	35,557
5.101% due 01/25/2056 þ	21,599	21,494
5.889% due 02/25/2055 þ	41,153	41,235

		1,967,266

OTHER ABS 12.4%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •	38,400	38,453

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •	76,900	76,923

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •	26,050	26,076

522 Funding CLO Ltd.
4.871% due 10/23/2034 •	25,550	25,585

Academic Loan Funding Trust
4.576% due 12/26/2044 •	1,104	1,087

ACHV ABS Trust
4.760% due 04/26/2032	2,741	2,747
5.010% due 12/26/2031	1,826	1,838
5.040% due 04/26/2032	3,899	3,910
5.070% due 10/27/2031	3,213	3,225
5.900% due 04/25/2031	306	307

Affirm Master Trust
4.450% due 10/16/2034	45,110	44,956
4.670% due 07/15/2033	82,500	82,779
4.990% due 02/15/2033	97,700	98,327

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •	32,100	32,133

ALESCO Preferred Funding III Ltd.
4.684% due 05/01/2034 •	2,162	2,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ALESCO Preferred Funding IV Ltd.
4.628% due 07/30/2034 •	$4,897	$4,689

ALESCO Preferred Funding IX Ltd.
4.309% due 06/23/2036 •	9,032	8,955
4.399% due 06/23/2036 •	27,500	26,194

ALESCO Preferred Funding V Ltd.
0.000% due 12/23/2034 ~	3,248	2,775
4.599% due 12/23/2034 •	2,121	2,105

ALESCO Preferred Funding VI Ltd.
4.549% due 03/23/2035 •	5,000	4,813

ALESCO Preferred Funding VIII Ltd.
4.419% due 12/23/2035 •	20,821	19,624

ALESCO Preferred Funding X Ltd.
4.289% due 09/23/2036 •	6,103	5,996
4.449% due 09/23/2036 •	12,000	10,801

ALESCO Preferred Funding XI Ltd.
4.399% due 12/23/2036 •	6,125	5,849

ALESCO Preferred Funding XII Ltd.
4.254% due 07/15/2037 •	4,573	4,436
4.334% due 07/15/2037 •	27,000	25,043

ALESCO Preferred Funding XIV Ltd.
4.269% due 09/23/2037 •	9,937	9,415
4.349% due 09/23/2037 •	2,255	2,013

ALESCO Preferred Funding XVII Ltd.
4.699% due 09/23/2038 •	35,523	34,990
4.899% due 09/23/2038 •	10,000	9,480

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •	35,200	35,212

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •	45,500	45,503

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •	19,700	19,706

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	75,350	75,381

Anchorage Capital CLO 28 Ltd.
4.829% due 04/20/2037 •	135,200	134,891

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	19,296	18,853
4.169% due 04/25/2038	2,000	1,912

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038	93,598	91,113

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	5,328	5,166

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	2,000	1,917

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	2,000	1,911

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	118,100	117,118
5.702% due 10/22/2040	23,500	23,347

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	103,400	102,498

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042 (c)	124,200	124,200
5.196% due 04/25/2042 (c)	21,800	21,800

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039	9,700	9,273

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039	1,000	955

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037	12,826	12,702

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037	20,668	20,388

Apex Credit CLO Ltd.
5.468% due 04/20/2036 •	76,200	76,321

Apidos CLO XI
4.908% due 04/17/2034 •	86,100	86,212

Apidos CLO XXIV
4.879% due 10/20/2030 •	337	337

Aqua Finance Issuer Trust
4.760% due 04/17/2051	24,000	23,901
4.790% due 05/17/2051	31,193	31,357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbour CLO DAC
3.314% due 05/15/2038 •	EUR	20,750	$23,999

Arbour CLO VI DAC
3.134% due 11/15/2037 •		54,500	63,004

Arbour CLO VII DAC
3.330% due 12/15/2038 •		93,400	108,145
4.200% due 12/15/2038 •		3,200	3,707

Arbour CLO XIII DAC
3.154% due 08/15/2038 •		67,700	78,015

Arcano Euro CLO II DAC
3.280% due 07/25/2039 •		91,300	105,540

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		18,142	20,992

ARES LIX CLO Ltd.
4.960% due 04/25/2034 •		$12,800	12,818

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		117,300	117,338

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		57,900	57,916
5.168% due 07/25/2034 •		11,200	11,209

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		124,950	125,083

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		84,300	84,402

Ascent Education Funding Trust
6.140% due 10/25/2050		9,405	9,602

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		83,300	83,345
5.152% due 10/15/2038 •		90,700	90,913

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		41,188	41,257

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		78,700	78,752

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •		1,000	1,000

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		97,600	97,478

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		63,700	63,716
4.819% due 04/22/2035 •		23,700	23,694
4.821% due 10/23/2034 •		22,500	22,527
4.830% due 07/17/2035 •		64,800	64,813

Barings Euro CLO DAC
3.269% due 10/21/2038 •	EUR	81,300	93,916
3.426% due 08/15/2039 •		59,500	68,641
3.979% due 10/21/2038 •		16,600	19,196
4.850% due 10/21/2038		11,500	13,273

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •		$34,100	34,109

Benefit Street Partners CLO XXV Ltd.
4.672% due 01/15/2035 •		7,000	7,003

BHG Securitization Trust
4.820% due 04/17/2036		12,701	12,735
4.840% due 09/17/2036		36,668	36,784
5.260% due 04/17/2036		21,122	21,257

BlueMountain CLO Ltd.
4.853% due 11/15/2030 •		1,895	1,897
4.858% due 10/25/2030 •		21,562	21,584

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		117,200	117,228

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(c)	EUR	62,400	72,125

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$104,600	104,631

Bryant Park Funding Ltd.
5.292% due 04/15/2037 •		43,000	43,111

Buckingham CDO II Ltd.
6.930% due 04/05/2041 •		643,393	36,538

Buckingham CDO III Ltd.
7.000% due 09/05/2051 •		990,065	693

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	64,750	$74,801
4.057% due 01/15/2040 •		11,900	13,775

Camber 4 PLC
5.785% due 11/09/2053 ^•(e)		$198,149	20

Canyon CLO Ltd.
4.752% due 07/15/2034 •		4,400	4,405
4.772% due 10/15/2034 •		7,000	7,000

Capital Four CLO IV DAC
3.175% due 04/15/2038 •	EUR	44,800	51,625

Capital Four CLO X DAC
3.279% due 10/25/2038 •		63,300	73,038

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		$100,000	99,850

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		37,500	37,622

Capital Street Master Trust
4.772% due 08/16/2029 •		51,000	50,950
5.022% due 10/16/2028 •		129,300	129,405
5.272% due 10/16/2028 •		10,100	10,107

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		108,200	108,270

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		19,200	19,162
4.778% due 10/20/2034 •		6,500	6,500

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		24,413	24,438

CarVal CLO III Ltd.
4.658% due 07/20/2032 •		60,486	60,448

CCG Receivables Trust
5.820% due 09/16/2030		345	346

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		71,000	71,052

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		8,700	8,433

CIFC Funding Ltd.
4.988% due 04/17/2035 •		13,000	13,006

College Avenue Student Loans LLC
5.312% due 06/25/2054 •		48,671	49,005
5.330% due 05/25/2055		31,538	31,704
5.562% due 05/25/2055 •		33,060	33,670
5.820% due 05/25/2055		15,744	15,931
6.060% due 05/25/2055		13,791	14,021
6.500% due 06/25/2054		48,809	50,697
6.890% due 05/25/2055		3,560	3,635
7.330% due 06/25/2054		17,696	18,391
7.580% due 06/25/2054		13,929	14,509
8.210% due 06/25/2054		3,358	3,532
8.490% due 05/25/2055		4,482	4,642
10.120% due 06/25/2054		4,746	5,015

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	20,400	14,583

Commonbond Student Loan Trust
1.980% due 08/25/2050		$558	502

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		167,645	73,823
0.000% due 11/25/2054 «(h)		38,442	20,142
5.150% due 11/25/2054		28,026	28,125
5.350% due 11/25/2054		159,337	161,626
5.450% due 11/25/2054		36,853	37,195
5.750% due 11/25/2054		18,428	18,549
6.250% due 11/25/2053		10,882	10,893
6.400% due 11/25/2053		610,576	627,591
6.600% due 11/25/2054		23,822	23,874
6.950% due 11/25/2053		111,171	114,560
7.400% due 11/25/2053		111,171	114,778
8.750% due 11/25/2054		13,840	13,954
9.100% due 11/25/2053		64,833	67,143
9.350% due 11/25/2053		60,214	60,785

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	85,000	98,190

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		$48,400	48,416

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crossroads Asset Trust
4.910% due 02/20/2032		$3,006	$3,022

Cumulus Static CLO DAC
3.184% due 11/15/2033 •	EUR	41,333	47,838

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		52,500	60,601

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		14,000	16,172

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		82,731	95,512

Davis Square Funding V Ltd.
5.220% due 10/08/2040 •		$583,584	188,309
5.360% due 10/08/2040 •		44,806	10,243
5.540% due 10/08/2040 •		52,400	13,513

Dell Equipment Finance Trust
4.690% due 08/22/2030		19,260	19,281

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •		137,400	137,810

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		3,500	3,422

DLLMT LLC
4.030% due 07/20/2028		5,300	5,297
5.080% due 02/22/2027		3,702	3,704

Dryden 43 Senior Loan Fund
4.738% due 04/20/2034 •		2,000	2,002

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •		1,727	1,729

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		14,630	14,645

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		100,200	100,222

Dryden Euro CLO
3.286% due 10/18/2039 •	EUR	76,700	88,603
5.000% due 10/18/2039		12,000	13,857

Duke Funding High Grade III Ltd.
5.100% due 08/02/2049 •		$776,047	5,584
5.190% due 08/02/2049 •		285,269	2,130
5.304% due 08/02/2049 •		102,000	10

Education Funding Trust
3.557% due 02/01/2050		45,372	39,827
4.714% due 02/01/2050		25,287	25,228

Elevation CLO Ltd.
4.798% due 07/25/2034 •		72,500	72,574
4.968% due 01/25/2035 •		77,200	77,243
5.268% due 01/25/2035 •		8,500	8,507
5.518% due 01/25/2035 •		13,400	13,322

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		30,600	30,608

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •	EUR	27,900	32,230

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •		$24,808	24,827

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		8,150	8,158

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		29,870	29,886

Fortress Credit BSL XX Ltd.
4.911% due 01/23/2037 •		60,100	60,127

Foundation Finance Trust
4.670% due 04/15/2052		12,260	12,196

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		30,600	30,588

Goal Structured Solutions Trust
4.426% due 09/25/2041 •		4,755	4,697

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		89,700	89,728

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		39,498	39,759

GoodLeap Sustainable Home Solutions Trust
6.500% due 07/20/2055		7,462	7,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		$5,356	$5,369

GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		21,746	21,763
4.520% due 12/27/2060		36,161	36,141
4.590% due 12/27/2060		18,500	18,463
4.890% due 06/25/2060		17,239	17,230
4.930% due 06/25/2060		11,377	11,418
5.020% due 06/25/2060		13,800	13,965
5.120% due 03/25/2060		8,804	8,827
5.150% due 10/27/2059		10,377	10,474
5.220% due 03/25/2060		9,990	10,055
5.250% due 10/27/2059		451	452
5.320% due 03/25/2060		22,100	22,478
5.390% due 03/25/2060		13,900	13,971
5.550% due 06/25/2059		8,400	8,549
5.690% due 03/25/2060		7,300	7,344
5.880% due 06/25/2059		1,965	1,969

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		49,502	49,550
5.519% due 04/22/2033 •		32,300	32,360

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		38,100	38,149

Grosvenor Place CLO DAC
3.256% due 01/15/2039 •	EUR	78,600	90,882
3.383% due 08/15/2039 •		63,400	73,279

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		$81,900	81,928

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	48,600	56,138

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •		$142,800	142,694

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •	EUR	88,800	102,683

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		88,600	102,350

Hayfin Emerald CLO X DAC
3.286% due 10/18/2039 •		55,000	63,535

Hayfin Emerald CLO XIV DAC
3.237% due 01/22/2039 •		85,000	98,238

Hildene TruPS Securitization Ltd.
5.686% due 05/22/2039 •		$2,119	2,119

Home Partners of America Trust
1.698% due 09/17/2041		6,572	6,015
1.901% due 12/17/2026		14,236	13,972

Hout Bay Corp.
4.716% due 07/05/2041 •		463,545	72,544
4.916% due 07/05/2041 •		34,165	43
5.046% due 07/05/2041 ^•(e)		4,046	0

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	55,900	64,599
3.920% (EUR003M + 1.890%) due 01/26/2038 ~		6,900	7,977

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		$14,721	14,732
4.818% due 10/20/2034 •		75,900	75,993
4.938% due 04/17/2034 •		12,100	12,115

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		108,245	108,377

Indigo Credit Management II DAC
3.216% due 07/15/2038 •	EUR	93,500	108,056

Invesco CLO Ltd.
4.818% due 07/20/2035 •		$47,800	47,820

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •	EUR	70,200	81,100

Invesco Euro CLO V DAC
3.036% due 01/15/2034 •		78,394	90,708

Invesco Euro CLO XI DAC
3.287% due 10/22/2036 •		57,900	66,884

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		60,700	69,968

38	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		$83,300	$83,371

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		79,100	79,206

Jupiter High-Grade CDO III Ltd.
9.565% due 06/08/2042 «•		34,500	0

KGS-Alpha SBA COOF Trust
1.090% due 04/25/2038 «~(a)		4,736	95

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		181,600	181,785

KKR CLO 17 Ltd.
5.014% due 04/15/2034 •		6,000	6,007

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •		707	707

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		34,200	34,209

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		27,700	27,728

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		113,700	113,839

KKR CLO 38 Ltd.
4.829% due 01/15/2038 •		29,400	29,374

KKR CLO 41 Ltd.
5.002% due 04/15/2035 •		5,750	5,753

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		95,400	95,516

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		466	478

LCM 31 Ltd.
4.948% due 07/20/2034 •		42,800	42,856

LCM 34 Ltd.
4.848% due 10/20/2034 •		1,300	1,302

LCM 35 Ltd.
4.752% due 10/15/2034 •		109,450	109,286

LCM 36 Ltd.
4.742% due 01/15/2034 •		1,000	1,000

LCM 39 Ltd.
4.703% due 10/15/2034 •		38,400	38,406

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		317	317

Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,876
5.530% due 06/21/2032		20,100	20,263

Lyra Music Assets Delaware LP
5.760% due 12/22/2064		95,813	96,421

M&T Equipment Notes
4.990% due 08/18/2031		15,198	15,230

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •		76,700	76,733

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		120,200	120,122

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		10,200	10,214

Madison Park Funding XXXVI Ltd.
4.732% due 04/15/2035 •		2,000	2,001

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •		87,800	87,756

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		122,300	122,333

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	36,000	41,514

Marlette Funding Trust
7.130% due 12/15/2033		$4,575	4,602

Marzio Finance SRL
2.784% due 09/28/2049 •	EUR	4,793	5,564

Mercury CDO Ltd.
4.781% due 12/08/2040 •		$6,000	193

MMcapS Funding XVII Ltd.
4.379% due 12/01/2035 •		8,266	8,200

Mountain View CLO LLC
4.547% due 04/14/2033 •		31,300	31,271

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		$78,100	$78,196

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	48,300	55,827

National Collegiate V Commutation Trust
0.000% due 03/25/2038 •		$61,425	9,213

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		59,800	59,803

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •		142,300	142,300

Navient Education Loan Trust
5.020% due 07/15/2055		27,104	27,184

Navient Private Education Loan Trust
2.460% due 11/15/2068		6,308	6,120
5.237% due 07/16/2040 •		6,202	6,212

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		13,577	12,466
1.690% due 05/15/2069		155	148
3.238% due 11/15/2045 ~		94,379	89,577
4.837% due 12/15/2059 •		3,080	3,083

Navient Refinance Loan Trust
5.150% due 02/16/2055		15,612	15,699

Navient Student Loan Trust
5.372% due 03/15/2072 •		41,966	42,218
7.230% due 03/15/2072		52,400	56,572

Nelnet Student Loan Trust
4.610% due 02/21/2061		512,716	506,504
4.670% due 06/22/2065		331,545	328,238
4.840% due 05/17/2055		179,213	178,557
4.973% due 02/21/2061 •		161,603	162,457
5.022% due 05/17/2055 •		163,794	164,846
5.023% due 06/22/2065 •		251,909	254,040
5.873% due 02/20/2041 •		29,362	29,994
6.640% due 02/20/2041		28,473	29,453

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		62,500	62,533

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		73,800	73,848

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •		80,900	80,910

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		79,700	79,769

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		13,519	13,533

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		1,084	1,086

Ocean Trails CLO X
5.372% due 10/15/2034 •		7,750	7,758

Ocean Trails CLO XI
4.698% due 07/20/2034 •		43,800	43,807

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	22,600	26,111
3.266% due 07/20/2036 •		83,600	96,561

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		$108,600	108,635

OFSI BSL X Ltd.
4.938% due 04/20/2034 •		62,000	62,080

OneMain Financial Issuance Trust
1.750% due 09/14/2035		10,645	10,502
5.172% due 09/15/2036 •		18,764	18,891
5.940% due 05/15/2034		314	315

Oportun Funding Trust
4.960% due 08/16/2032		3,698	3,700

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		8,513	3,361
4.865% due 10/15/2032		36,090	36,140
4.961% due 10/15/2032		6,396	6,403
5.065% due 03/15/2032		5,835	5,846
5.092% due 07/15/2032		9,794	9,828
5.108% due 03/15/2033		11,400	11,425
5.156% due 07/15/2032		8,411	8,426
5.183% due 06/15/2032		10,098	10,130
5.331% due 01/15/2032		4,988	5,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.617% due 04/15/2032 «		$3,679	$3,681
5.637% due 07/15/2032		4,750	4,779
5.750% due 06/15/2032		10,569	10,614
5.823% due 04/15/2032 «		5,435	5,438
5.871% due 07/15/2032		5,976	5,997
5.992% due 06/15/2032		3,620	3,635
6.261% due 04/15/2032 «		5,726	5,725
6.278% due 10/15/2031		3,560	3,567
10.273% due 04/15/2032 «		7,048	6,874

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		3,574	3,580

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		3,561	3,573

Pagaya AI Debt Trust
5.373% due 01/17/2033		15,804	15,877
6.258% due 10/15/2031		8,064	8,069
6.319% due 08/15/2031		3,530	3,532

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(c)	EUR	96,600	111,655
2.866% due 10/15/2034 •		112,155	129,536
2.954% due 05/15/2033 •		26,443	30,596
2.954% due 08/15/2033 •		37,713	43,632
2.974% due 05/15/2034 •		78,352	90,663
2.984% due 05/15/2034 •		44,768	51,802
3.047% due 07/15/2035 •		58,800	67,972
3.566% due 10/15/2034 •		22,500	26,020
3.634% due 05/15/2033 •		1,000	1,158
3.917% due 07/15/2035 •		20,700	23,959

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$101,448	101,430
4.480% due 10/15/2032 •		33,865	33,860
4.489% due 01/15/2033 •		118,500	118,364
4.660% due 01/15/2034 •		22,000	22,009

Penta CLO 9 DAC
2.880% due 07/25/2036 •	EUR	55,500	63,985

Performer Funding 1 PLC
0.000% due 06/21/2035 (h)	GBP	164,391	129,882
5.733% due 06/21/2035 •		96,405	127,614
6.733% due 06/21/2035 •		129,635	171,870
7.733% due 06/21/2035 •		86,490	115,551
9.233% due 06/21/2035 •		37,025	49,457
11.233% due 06/21/2035 •		55,585	74,248

Pikes Peak CLO 2
4.888% due 10/11/2034 •		$45,000	45,062

Pikes Peak CLO 4
4.882% due 07/15/2034 •		46,500	46,562

Pikes Peak CLO 6
4.595% due 05/18/2034 •		20,000	19,988

Post CLO Ltd.
4.752% due 10/15/2034 •		46,800	46,848
4.762% due 04/20/2035 •		94,400	94,421

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		52,000	52,047

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		93,200	93,310

Progress Residential Trust
2.013% due 11/17/2040		6,012	5,644
2.709% due 02/17/2041		10,560	9,996

Project Panama SPV LLC
7.200% due 01/03/2029 «		174,657	175,663

Providus CLO II DAC
3.176% due 10/15/2038 •	EUR	69,000	79,771

Providus CLO V DAC
3.214% due 11/15/2039 •		55,900	64,575

Providus CLO VII DAC
3.181% due 07/15/2038 •		43,100	49,668

Rad CLO 10 Ltd.
5.103% due 04/23/2034 •		$14,510	14,529

RCKT Trust
4.480% due 11/27/2034		4,244	4,245
4.900% due 07/25/2034		4,568	4,578

Reach ABS Trust
4.320% due 02/15/2033		34,113	34,122
4.930% due 08/18/2032		39,081	39,246
4.960% due 08/16/2032		8,812	8,828
5.880% due 07/15/2031		1,388	1,390

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regional Management Issuance Trust
5.110% due 12/15/2033		$20,700	$20,785
5.830% due 07/15/2036		10,500	10,650

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •		33,500	33,535
4.868% due 07/20/2035 •		70,700	70,735

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		79,000	79,083

Romark CLO V Ltd.
4.862% due 01/15/2035 •		110,400	110,330

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		6,000	5,713

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		27,400	27,438

Romark Credit Funding Ltd.
5.423% due 07/29/2043		93,100	93,602

Sandstone Peak Ltd.
4.842% due 04/15/2038 •		127,800	127,492

Sculptor CLO XXVII Ltd.
4.809% due 04/20/2037 •		120,000	119,902

Sculptor European CLO IV DAC
3.238% due 04/27/2038 •	EUR	102,300	118,215

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		$66,800	66,889

Sierra Madre Funding Ltd.
4.184% due 09/07/2039 •		18,683	10,001

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		59,400	59,420

SLM Private Credit Student Loan Trust
4.206% due 12/15/2039 •		210	206

SLM Student Loan Trust
2.430% due 10/25/2039 •	EUR	3,425	3,691
4.576% due 01/25/2075 •		$17,700	17,627

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		5,840	7,442
0.000% due 09/15/2053 (h)		3	1,002
0.000% due 11/16/2054		46	228
0.000% due 02/16/2055 «(h)		34	31,024
0.000% due 03/15/2055 «(h)		47	623
0.000% due 10/16/2056 «(h)		13	4,850
0.000% due 10/15/2058 «(h)		23	5,789
3.940% due 02/16/2055		173,903	168,670
4.550% due 02/16/2055		68,640	66,927
4.643% due 09/15/2054 •		2,164	2,159
4.772% due 06/17/2052 •		9,419	9,415
4.772% due 07/15/2053 •		102,627	102,571
4.780% due 03/15/2055		35,479	35,131
4.849% due 11/16/2054 «		115,422	115,422
4.872% due 03/15/2055 •		77,785	77,930
4.950% due 02/16/2055		19,967	19,541
4.960% due 03/15/2055		700,427	705,963
4.972% due 03/15/2052 •		40,610	40,685
4.990% due 10/16/2056		201,371	201,961
5.020% due 03/17/2053		70,464	70,568
5.022% due 10/16/2056 •		10,695	10,795
5.030% due 03/15/2056 (c)		606,660	607,392
5.060% due 03/16/2054		31,667	31,901
5.090% due 10/16/2056		10,230	10,316
5.100% due 03/15/2055		35,479	35,744
5.122% due 02/16/2055 •		171,612	173,332
5.122% due 03/15/2056 •		56,474	57,035
5.130% due 04/15/2054		36,452	36,748
5.190% due 11/16/2054 «		846,445	841,332
5.240% due 03/15/2056		45,734	46,186
5.260% due 03/15/2055		71,359	69,027
5.322% due 09/15/2053 •		99,708	101,489
5.370% due 10/15/2058		89,523	90,819
5.380% due 07/15/2053		128,236	130,225
5.472% due 10/16/2056 •		307,233	313,721
5.472% due 10/15/2058 •		137,269	139,894
5.500% due 06/17/2052		38,250	39,035
5.522% due 05/16/2050 •		4,935	5,017
5.550% due 03/15/2052		40,610	41,806
5.670% due 11/15/2052		1,462	1,492
5.71% due 11/16/2054 «		50,890	50,492
5.770% due 10/16/2056		109,491	111,000
5.950% due 02/16/2055		19,264	19,377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.14% due 11/16/2054 «	$10,179	$10,088
6.150% due 09/15/2053	61,421	64,139
6.150% due 10/15/2058	30,190	31,010
6.250% due 03/15/2052	7,688	8,009
6.360% due 10/16/2056	19,950	20,402
6.500% due 03/15/2052	4,315	4,537
6.580% due 10/15/2058	6,185	6,321
6.930% due 09/15/2053	42,557	44,723
6.93% due 11/16/2054 «	81,426	80,750
7.230% due 10/15/2058	30,238	30,822
7.540% due 09/15/2053	8,999	9,427
7.560% due 10/16/2056	64,173	66,220
8.290% due 03/15/2052	4,600	4,827
8.870% due 09/15/2053	18,543	19,879

SoFi Alternative Trust
0.000% due 02/15/2046 «(h)	1,000	13,712
0.576% due 06/15/2050 ~	83,869	79,901
1.170% due 02/15/2046	100,899	95,446
2.550% due 02/15/2046	54,100	46,581
5.521% due 05/16/2050 ~	49,264	47,094

SoFi Consumer Loan Program LLC
0.010% due 06/15/2034 «	35,522	43,203
0.010% due 10/25/2034 «	22,911	30,270
4.190% due 10/25/2034	110,857	110,670
4.530% due 10/25/2034	17,045	16,963
4.620% due 06/15/2034	146,961	147,286
4.900% due 10/25/2034	13,240	13,211
4.970% due 06/15/2034	26,600	26,768
5.190% due 06/15/2034	20,600	20,740
5.200% due 10/25/2034	9,770	9,749
5.590% due 06/15/2034	15,200	15,367

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(h)	11,634	11,471
4.240% due 08/25/2035	40,070	40,014
4.470% due 08/15/2034	41,055	41,067
4.800% due 02/27/2034	11,139	11,165
4.910% due 03/27/2034	39,904	40,047
5.250% due 03/27/2034	9,528	9,609
5.770% due 03/27/2034	7,392	7,514
6.260% due 03/27/2034	5,461	5,578

Sound Point CLO XIX Ltd.
4.934% due 04/15/2031 •	308	308

Sound Point CLO XXIII
5.104% due 07/15/2034 •	13,000	13,017

Sound Point CLO XXVII Ltd.
5.110% due 10/25/2034 •	15,700	15,721

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •	32,792	32,775

SRT Issuer II LLC
6.771% due 12/02/2031 «•(m)	167,500	167,654

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	31,900	31,950

Sycamore Tree CLO Ltd.
0.000% due 01/20/2037 •	125,540	125,454

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •	86,900	86,893

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •	25,112	25,134

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •	53,600	53,533

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •	41,000	40,949

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •	117,400	117,465

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035	58,900	58,905

T-Mobile U.S. Trust
4.250% due 05/21/2029	29,700	29,756

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •	84,500	84,606

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	5,995	5,999
5.290% due 06/20/2050	8,300	8,275

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •	45,800	45,781

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		$134,200	$134,378

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	83,700	96,732

Tikehau CLO V DAC
3.216% due 10/15/2038 •		74,250	85,797

Toro European CLO 3 DAC
3.006% due 07/15/2034 •		17,400	20,110

Trainer Wortham CBO V Ltd.
4.513% due 01/04/2040 •		$4,690	1,674

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		84,000	83,874

Trapeza CDO IX Ltd.
4.262% due 01/27/2040 •		11,302	11,132

Trapeza CDO XII Ltd.
4.261% due 04/06/2042 •		8,093	7,344

Trapeza CDO XIII Ltd.
4.202% due 11/09/2042 •		10,734	10,412
4.252% due 11/09/2042 •		14,000	12,180

Triaxx Prime CDO Ltd.
4.763% due 10/02/2039 ^•(e)		5,843	50

Tricon American Homes Trust
1.482% due 11/17/2039		15,461	14,732

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		90,600	90,581

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		42,100	42,132

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •		5,000	5,002

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		74,000	74,090

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		5,500	5,501

Trinitas Euro CLO I DAC
3.226% due 07/15/2039 •	EUR	47,800	55,234

Tropic CDO V Ltd.
4.224% due 07/15/2036 •		$16,632	16,133
4.254% due 07/15/2036 •		27,592	26,764

Trysail CLO Ltd.
4.907% due 10/20/2033 •		28,700	28,739

U.S. Capital Funding V Ltd.
4.191% due 10/10/2040 •		26,140	25,159

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		150,600	150,642

Upstart Pass-Through Trust
4.300% due 05/20/2030		989	987
7.900% due 10/20/2028		2,194	2,211

Upstart Personal Consumer Trust
12.110% due 11/20/2031 «		85,263	85,614

Upstart Securitization Trust
4.600% due 09/20/2035		22,481	22,488
5.020% due 09/20/2035		5,700	5,707
6.330% due 04/20/2035		5,000	5,081

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		1,152	1,150

UPX HIL Issuer Trust
5.160% due 01/25/2047		11,001	10,964

Valerie Asset Ltd.
5.219% due 09/15/2050 «(m)		927,665	907,929
5.267% due 09/15/2050 «(m)		126,021	112,707

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		14,700	14,715

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		63,194	63,259

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		78,300	78,396

Voya CLO Ltd.
4.728% due 04/20/2034 •		137,800	137,902
4.868% due 07/20/2032 •		1,500	1,500
5.192% due 04/15/2037 •		13,330	13,364

WATR I Issuer Trust
0.010% due 06/17/2050 «		10,556	18,245
0.010% due 09/16/2050 «		7,528	13,311

40	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.010% due 02/17/2051 «		$14,776	$20,229
4.790% due 09/16/20500 «		42,872	42,402
4.940% due 02/17/2051 «		69,070	69,070
5.040% due 09/16/2050 «		13,653	13,510
5.230% due 02/17/2051 «		22,966	22,966
5.240% due 09/16/2050 «		9,040	8,944
5.250% due 06/17/2050 «		61,805	61,831
5.480% due 02/17/2051 «		13,031	13,031
5.560% due 06/17/2050 «		15,970	16,024
5.810% due 06/17/2050 «		10,020	10,068
6.160% due 09/16/2050 «		9,410	9,307
6.210% due 02/17/2051 «		20,884	20,884
6.770% due 06/17/2050 «		17,130	17,225

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		58,600	58,657
4.848% due 04/20/2034 •		44,500	44,550

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		30,800	30,785

Wind River CLO Ltd.
4.732% due 10/15/2034 •		65,695	65,735
4.778% due 07/20/2034 •		94,550	94,614

			27,929,417

Total Asset-Backed Securities (Cost $47,597,375)			46,126,618

SOVEREIGN ISSUES 12.7%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		154,880	125,896
4.125% due 07/09/2035 þ		142,285	99,558

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		221,891	186,361
1.000% due 07/09/2029		25,507	22,443
3.500% due 07/09/2041 þ		383,591	257,390
4.125% due 07/09/2035 þ		449,771	326,084
4.125% due 07/09/2046 þ		14,573	10,033
5.000% due 01/09/2038 þ		113,563	85,854

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	26,845,000	28,278
5.000% due 03/01/2035		18,000,000	18,685
5.800% due 10/01/2029		41,135,000	45,225
5.800% due 10/01/2034		2,290,000	2,512
6.000% due 04/01/2033		34,090,000	37,870

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (h)	BRL	87,900	16,960
0.000% due 07/01/2026 (h)		35,725,662	6,679,368
0.000% due 10/01/2026 (h)		16,092,435	2,910,487

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	61,900	70,166
5.000% due 09/19/2032		47,250	51,556
5.375% due 01/21/2029		$202,400	200,781
5.625% due 02/19/2036	EUR	62,100	65,779
5.750% due 11/26/2034		99,400	108,543
6.500% due 11/26/2038		119,700	131,941

Colombia TES
6.000% due 04/28/2028	COP	216,000,000	50,838
7.750% due 09/18/2030		242,000,000	52,830
11.000% due 08/22/2029		1,969,819,500	496,652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.750% due 01/24/2035		$1,423,305,200	$352,889
12.750% due 11/28/2040		1,508,432,300	399,810
13.250% due 02/09/2033		1,339,054,200	359,017

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	169,000	199,962

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	1,337,000	2,875

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$969,400	975,701

Egypt Government Bonds
19.698% due 10/14/2030	EGP	30,258,800	545,063
21.954% due 03/04/2028		23,763,600	425,679

Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	29,093	33,503
3.900% due 01/30/2033		46,724	55,513
4.000% due 01/30/2037		78,168	91,169
4.200% due 01/30/2042		33,323	38,524

Hungary Government International Bonds
5.375% due 09/26/2030		$33,900	34,178

Israel Government International Bonds
5.375% due 03/12/2029		100,400	101,998
5.375% due 02/19/2030		221,800	225,354
5.625% due 02/19/2035		8,900	9,065

Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	9,930,000	42,331
2.100% due 09/20/2054		37,213,650	170,082
2.200% due 06/20/2054		4,413,000	20,705
2.300% due 12/20/2054		34,670,450	165,827
2.400% due 03/20/2055		41,277,900	201,811
3.200% due 09/20/2055		225,835,150	1,307,924
3.400% due 12/20/2055		84,684,000	509,849

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		19,652,000	109,422
2.700% due 09/20/2045		29,963,250	173,823

Kuwait International Government Bonds
4.016% due 10/09/2028		$200,000	197,290

Mexico Bonos
7.500% due 05/26/2033	MXN	451,600	23,137
7.750% due 05/29/2031		5,392,900	287,052
7.750% due 11/23/2034		5,735,230	292,969
8.500% due 03/01/2029		8,892,700	497,536
8.500% due 05/31/2029		2,444,800	136,428

Mexico Government International Bonds
4.625% due 05/04/2033	EUR	76,200	87,303

Mexico Udibonos
2.750% due 11/27/2031 (k)	MXN	8,807	440
3.000% due 12/03/2026 (k)		20,549	1,144
4.000% due 11/30/2028 (k)		103,647	5,739
4.000% due 08/24/2034 (k)		3,584	187

Peru Government Bonds
5.350% due 08/12/2040	PEN	24,900	6,007
5.400% due 08/12/2034		60,700	16,573
6.150% due 08/12/2032		159,768	48,013
7.300% due 08/12/2033		1,767,972	556,683
7.600% due 08/12/2039		715,171	213,320

Peru Government International Bonds
5.400% due 08/12/2034		150,680	41,139
6.150% due 08/12/2032		2,069,891	622,044
6.900% due 08/12/2037		448,008	128,019
6.950% due 08/12/2031		1,748,155	544,842

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	8,563,050	474,288
8.000% due 01/31/2030		1,169,600	68,379
8.500% due 01/31/2037		5,129,300	283,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.875% due 02/28/2035	ZAR	14,073,100	$817,377
9.000% due 01/31/2040		1,294,400	71,991

Romania Government International Bonds
1.750% due 07/13/2030	EUR	55,700	56,730
2.000% due 04/14/2033 (o)		18,200	16,527
2.750% due 04/14/2041		9,000	6,536
2.875% due 04/13/2042		26,100	18,919
5.125% due 09/24/2031		96,400	110,660
5.250% due 03/10/2030		129,850	152,352
5.250% due 05/30/2032		78,250	89,337
5.375% due 03/22/2031		61,680	71,889
5.375% due 06/07/2033		134,300	151,296
5.500% due 09/18/2028 (o)		12,000	14,329
5.625% due 05/30/2037		34,800	37,895
5.875% due 07/11/2032		300,000	351,752
6.250% due 09/10/2034		76,400	89,730
6.375% due 09/18/2033		13,300	15,825
6.750% due 07/11/2039		153,300	177,210

Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$5,600	0
5.250% due 06/23/2047 «		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,144

Turkiye Government Bond
39.665% (BISTREFI) due 04/08/2026 ~	TRY	10,940,000	246,145

Turkiye Government Bonds
32.600% due 02/10/2027 (o)		11,800,000	250,322
36.000% due 08/12/2026		23,947,970	530,169
36.780% due 10/13/2027 (o)		12,750,000	277,123
37.840% due 07/14/2027		13,360,000	292,678
39.740% (BISTREFI) due 05/20/2026 ~		72,900	1,641
39.740% (BISTREFI) due 08/19/2026 ~		1,702,700	38,322
39.740% (BISTREFI) due 05/17/2028 ~		12,055,300	270,330
40.299% (BISTREFI) due 09/06/2028 ~		577,600	12,946
41.000% due 05/05/2027		9,370,000	211,253

Turkiye Government International Bonds
5.250% due 03/13/2030		$211,900	202,715
6.125% due 10/24/2028		76,500	76,779
7.625% due 04/26/2029		253,315	261,997

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		18,400	18,651

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(j)		971	572
0.000% due 02/01/2034 þ(j)		3,627	1,563
0.000% due 02/01/2035 þ(j)		3,065	1,422
0.000% due 02/01/2036 þ(j)		2,555	1,183
4.500% due 02/01/2034 þ		4,646	2,490
4.500% due 02/01/2035 þ		6,423	3,378
4.500% due 02/01/2036 þ		6,702	3,458

Venezuela Government International Bonds
6.000% due 12/09/2049 ^(e)		67,641	26,042
7.000% due 03/31/2038 ^(e)		9,028	3,724
7.650% due 04/21/2035 ^(e)		40,703	17,197
9.250% due 09/15/2027 ^(e)		73,603	35,329
9.250% due 05/07/2028 ^(e)		101,687	46,776
11.750% due 10/21/2026 ^(e)		9,360	4,844
11.950% due 08/05/2031 ^(e)		75,700	38,985

Total Sovereign Issues (Cost $27,942,388)			28,663,336

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.1%

SES SA «(f)	7,981,591	$119,724

Uniti Group, Inc. (f)	681,286	6,390

		126,114

CONSUMER DISCRETIONARY 0.0%

SSB Manufacturing Co. «(f)(m)	1,460	0

CONSUMER STAPLES 0.0%

Dreamwell, Inc. «(f)(m)	1,460	12

FINANCIALS 0.0%

UBS Group AG	245,819	9,585

XBP Global Holdings, Inc. (f)	94,691	417

		10,002

HEALTH CARE 0.0%

BONDHOLDCO Class A «(f)(m)	8,220	0

BONDHOLDCO Class B «(f)(m)	8,220	0

BONDHOLDCO Class C «(f)(m)	8,220	0

BONDHOLDCO Class D «(f)(m)	8,220	0

BONDHOLDCO Class E «(f)(m)	8,220	0

BONDHOLDCO Class F «(f)(m)	8,220	0

BONDHOLDCO Class G «(f)(m)	8,220	0

BONDHOLDCO Class H «(f)(m)	8,220	0

BONDHOLDCO Class I «(f)(m)	8,220	0

BONDHOLDCO Class J «(f)(m)	8,220	0

		0

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(m)	39,510	909

Foresea Holdings SA	230,111	5,292

Luxco Co. Ltd. «(f)(m)	536,954	9,930

Westmoreland Mining Holdings «(f)(m)	143,733	86

Westmoreland Mining LLC «(f)(m)	452,949	1,925

		18,142

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (f)	14,110,232	578

MNSN Holdings, Inc. «(f)(m)	438	27

		605

Total Common Stocks (Cost $82,455)		154,875

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035	1,195,360	11,200

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)	3	0

Total Warrants (Cost $7,282)		11,200

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

ADLER Group SA «		520,871	$0

AGFC Capital Trust I
5.684% (US0003M + 1.750%) due 01/15/2067 ~		105,720,000	66,207

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(l)		5,245,000	4,465

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(l)		183,949,925	235,597

Encina Private Credit LLC «		24,670	0

Nationwide Building Society
10.250% ~		96,300	16,315

Windstream Holdings II LLC
11.000%		39,145	41,657

			364,241

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032		500	236

Total Preferred Securities (Cost $364,678)			364,477

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

VICI Properties, Inc.		11,625,222	317,602

Total Real Estate Investment Trusts (Cost $147,565)			317,602

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (n) 0.2%

			412,962

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%

Turkiye Government Bonds
32.950% due 01/06/2027 (h)(i)	TRY	2,000,000	34,276
33.160% due 01/06/2027 (h)(i)		2,500,000	42,844
33.499% due 01/06/2027 (h)(i)		1,000,000	17,138
33.600% due 01/06/2027 (h)(i)		1,000,000	17,138
33.900% due 01/06/2027 (h)(i)		1,250,000	21,422
34.300% due 01/06/2027 (h)(i)		3,500,000	59,982

			192,800

EGYPT TREASURY BILLS 0.0%
24.442% due 08/04/2026 - 10/20/2026 (g)(h)	EGP	433,850	7,314

NIGERIA TREASURY BILLS 0.8%
23.987% due 06/11/2026 - 01/28/2027 (g)(h)	NGN	2,845,239,451	1,846,358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 0.3%
7.285% due 04/22/2026 - 01/27/2027 (g)(h)	ZAR	11,113,990	$639,637

TURKEY TREASURY BILLS 0.0%
32.320% due 06/17/2026 (g)(h)	TRY	3,100,000	64,806

U.S. TREASURY BILLS 0.0%
3.671% due 04/07/2026 - 06/30/2026 (g)(h)(s)		$7,481	7,438

Total Short-Term Instruments (Cost $3,102,203)			3,171,315

Total Investments in Securities (Cost $337,857,346)			333,008,518

		SHARES
INVESTMENTS IN AFFILIATES 0.4%

COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (f)		50,862,666	120,544

iHeartMedia, Inc. A (f)		9,028,024	26,362

iHeartMedia, Inc. B «		12,214,441	31,386

			178,292

FINANCIALS 0.0%

Windstream Services LLC	6,136,182	57,557

HEALTH CARE 0.1%

AmSurg Equity «(m)	5,968,052	262,445

INDUSTRIALS 0.0%

Sierra Hamilton Holder LLC «(m)	15,369,768	2

Total Common Stocks (Cost $962,053)		498,296

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	51,857,872	505,044

Total Short-Term Instruments (Cost $504,999)		505,044

Total Investments in Affiliates (Cost $1,467,052)		1,003,340

Total Investments 148.1% (Cost $339,324,398)		$334,011,858

Financial Derivative Instruments (p)(r) 0.3% (Cost or Premiums, net $1,953,038)		572,980

Other Assets and Liabilities, net (48.4)%		(109,050,093)

Net Assets 100.0%		$225,534,745

42	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Security becomes interest bearing at a future date.
(k)	Principal amount of security is adjusted for inflation.
(l)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC 5.860% due 10/21/2026	10/27/2025	$38,289	$38,289	0.02%
AmSurg Corp.	11/02/2023 - 11/06/2023	249,375	262,445	0.12
BONDHOLDCO Class A	03/09/2012	0	0	0.00
BONDHOLDCO Class B	03/09/2012	0	0	0.00
BONDHOLDCO Class C	03/09/2012	0	0	0.00
BONDHOLDCO Class D	03/09/2012	0	0	0.00
BONDHOLDCO Class E	03/09/2012	0	0	0.00
BONDHOLDCO Class F	03/09/2012	0	0	0.00
BONDHOLDCO Class G	03/09/2012	0	0	0.00
BONDHOLDCO Class H	03/09/2012	0	0	0.00
BONDHOLDCO Class I	03/09/2012	0	0	0.00
BONDHOLDCO Class J	03/09/2012	0	0	0.00
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029	12/29/2025	2,134	866	0.00
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025 - 12/31/2025	4,227	3,330	0.00
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	37,300	37,475	0.02
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	36,700	36,814	0.02
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	96,359	95,242	0.04
Dreamwell, Inc.	04/24/2024	2,432	12	0.00
Drillco Holdings Luxembourg SA	06/08/2023	790	909	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	18,500	18,522	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	12,000	12,035	0.01
Luxco Co. Ltd.	10/01/2025	9,448	9,930	0.00
MNSN Holdings, Inc.	03/10/2023	4	27	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	77,592	0.03
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	34,500	34,542	0.02
Prime Property Fund LLC 5.440% due 09/30/2031	09/17/2024	34,500	34,311	0.02
Ripon Investments Financing Ltd. 0.000% due 11/29/2052	12/04/2025	6,361	6,065	0.00
SRT Issuer II LLC 6.771% due 12/02/2031	11/28/2025	167,650	167,654	0.07
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	2	0.00
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	60,100	58,622	0.03
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	52,500	53,070	0.02
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	906,399	907,929	0.40
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	112,531	112,707	0.05
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	86	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,884	1,925	0.00

		$ 1,971,144	$ 1,970,401	0.88%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.920%	03/11/2026	06/15/2026	$321,073	HPS Loan Management 2023-17 Ltd. 4.941% due 04/23/2038	$(50,456)	$321,072	$321,807
					Magnetite LII Ltd. 4.844% due 01/25/2039	(101,071)
					OCP CLO Ltd. 4.968% due 07/26/2038	(201,549)
	3.920	03/17/2026	06/15/2026	91,890	Magnetite LII Ltd. 4.844% due 01/25/2039	(101,071)	91,890	92,040

Total Repurchase Agreements						$(454,147)	$412,962	$413,847

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	3.470%	04/01/2026	04/02/2026			$(18,568)	$(18,568)
BOO	3.730	03/31/2026	04/01/2026			(245,937)	(245,937)
BRC	3.150	04/01/2026	03/31/2028			(44,974)	(44,974)
DEU	3.560	03/31/2026	04/07/2026			(1,609)	(1,609)
MYI	1.600	03/13/2026	TBD	(3)	EUR	(828)	(958)
	3.490	03/30/2026	04/10/2026			$(6,043)	(6,044)
STR	3.730	04/01/2026	04/02/2026			(2,201,280)	(2,201,280)
	3.760	03/31/2026	04/01/2026			(2,574,670)	(2,574,670)

Total Reverse Repurchase Agreements							$(5,094,040)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.4)%
Government National Mortgage Association, TBA	3.500%	04/01/2056	$3,079,851	$(2,811,231)	$(2,825,356)
Government National Mortgage Association, TBA	6.500	04/01/2056	24,600	0	0
Uniform Mortgage-Backed Security, TBA	1.500	05/13/2056	32,175	(24,961)	(24,822)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	200	(185)	(184)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	23,700	(18,986)	(19,085)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	210,150	(176,001)	(176,633)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2041	108,300	(108,270)	(107,537)

Total Short Sales (1.4)%				$(3,139,634)	$(3,153,617)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(18,568)	$0	$(18,568)	$0	$(18,568)
BOO	0	(245,937)	0	(245,937)	243,867	(2,070)
BPS	413,847	0	0	413,847	(449,367)	(35,520)
BRC	0	(44,974)	0	(44,974)	0	(44,974)
DEU	0	(1,609)	0	(1,609)	1,602	(7)
MYI	0	(7,002)	0	(7,002)	8,478	1,476
STR	0	(4,775,950)	0	(4,775,950)	2,607,351	(2,168,599)

Total Borrowings and Other Financing Transactions	$413,847	$(5,094,040)	$0

44	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(6,044)	$0	$0	$(6,044)
U.S. Treasury Obligations	(2,820,607)	(1,609)	0	0	(2,822,216)
Sovereign Issues	0	0	0	(958)	(958)

Total Borrowings	$(2,820,607)	$(7,653)	$0	$(958)	$(2,829,218)

Payable for reverse repurchase agreements(5)					$(2,829,218)

(o)	Securities with an aggregate market value of $2,861,297 and cash of $4,780 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(214,919) at a weighted average interest rate of 1.808%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(2,264,822) is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	1,119	$1,119	$(457)	$(1,177)
Call - Eurex Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	1,119	1,119	(391)	(142)

						$(848)	$(1,319)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	2,736	$2,736	$(937)	$(1,018)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	2,736	2,736	(638)	(364)

						(1,575)	(1,382)

Total Written Options						$(2,423)	$(2,701)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	3,135	$	755,261	$(1,574)	$274	$0
3-Month SOFR Active Contract June Futures	09/2026	3,132		754,303	(333)	117	0
3-Month SOFR Active Contract September Futures	12/2026	3,132		754,303	(1,121)	196	0
Australia Government 10-Year Bond June Futures	06/2026	34,142		2,538,278	(13,561)	23,885	0
Long Guilt June Futures	06/2026	95,884		11,141,614	(502,038)	83,762	0
U.S. Treasury 5-Year Note June Futures	06/2026	309,404		33,471,228	(467,661)	43,512	0
U.S. Treasury 10-Year Note June Futures	06/2026	331,043		36,761,291	(643,596)	77,590	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	63,876		7,445,546	(218,997)	13,973	0

					$(1,848,881)	$243,309	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	2,497	$	(601,309)	$9,337	$0	$(31)
Euro-Bobl June Futures	06/2026	10,927		(1,457,878)	28,620	0	(5,810)
Euro-Bund June Futures	06/2026	21,532		(3,120,677)	77,873	0	(22,648)
Euro-Schatz June Futures	06/2026	76		(9,290)	87	0	(12)
U.S. Treasury 2-Year Note June Futures	06/2026	1,291		(267,812)	1,940	0	(101)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	8,147		(924,812)	20,006	0	(2,419)
U.S. Treasury Long-Term Bond June Futures	06/2026	25,199		(2,869,536)	91,193	0	(9,449)

					$229,056	$0	$(40,470)

Total Futures Contracts					$(1,619,825)	$243,309	$(40,470)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.354%	$5,800	$(317)	$247	$(70)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.234%		$5,700	$88	$(76)	$12	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		23,900	(48)	366	318	8	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.587		1,000	(8)	23	15	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712		37,600	658	(179)	479	16	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	56,700	1,060	(886)	174	37	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.499		$6,700	744	(666)	78	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.581		8,800	1,089	(795)	294	2	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.747		16,700	1,581	(702)	879	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.653		47,500	4,865	(2,310)	2,555	13	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		44,800	471	(361)	110	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		8,900	99	(36)	63	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.109	EUR	55,200	(1,884)	2,032	148	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.114		244,400	(10,378)	12,287	1,909	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.153		28,700	(2,120)	2,472	352	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221		$13,300	302	(275)	27	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		62,700	1,390	(1,027)	363	6	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.300		6,600	0	58	58	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		51,600	(104)	820	716	18	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		10,000	(46)	199	153	2	0

							$(2,241)	$10,944	$8,703	$112	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$	111,030	$(1,794)	$(211)	$(2,005)	$0	$(217)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	1,472	$(48)	$50	$2	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		1,050,548	(42,180)	44,973	2,793	377	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		18,081	(1,487)	1,588	101	80	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		103,850	(8,556)	9,194	638	578	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		20,100	(1,363)	1,244	(119)	0	(88)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		324,300	(17,949)	17,971	22	1,346	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		112,200	(3,866)	3,518	(348)	490	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		152,600	(4,431)	3,421	(1,010)	759	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		11,500	(412)	264	(148)	59	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		46,600	(1,003)	98	(905)	213	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		38,900	(1,676)	49	(1,627)	212	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		713,856	17,256	(15,076)	2,180	287	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		292,992	7,110	(123)	6,987	1,472	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027		55,997	84	1,788	1,872	314	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		52,050	(630)	2,871	2,241	318	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		1,623	0	79	79	10	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		331,710	23,402	(3,663)	19,739	2,693	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		36,709	1,017	1,184	2,201	311	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		3,198,363	249,626	(75,865)	173,761	28,742	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		873,400	34,250	9,051	43,301	7,970	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		2,800	62	(45)	17	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		25,700	303	166	469	46	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		2,529,120	56,119	(10,454)	45,665	4,952	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		1,558,200	26,362	1,053	27,415	3,376	0
CDX.IT-RAXX XOV45	5.000	Quarterly	06/20/2031	EUR	646,520	46,466	1,639	48,105	3,227	(76)
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030		1,076,110	27,380	(8,742)	18,638	1,306	0
CDX.iTraxx Crossover 44 5-Year Index	5.000	Quarterly	12/20/2030		559,887	69,497	(21,458)	48,039	3,938	0

						$475,333	$(35,225)	$440,108	$63,077	$(164)

46	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	5,442,000	$(120,457)	$15,563	$(104,894)	$11,305	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		7,178,512	(215,735)	(90,293)	(306,028)	22,859	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		556,500	46,561	110,084	156,645	0	(1,601)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		47,000	(200)	2,886	2,686	0	(183)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		246,900	2,544	9,268	11,812	0	(1,048)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		500,150	(1,189)	415,673	414,484	0	(948)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		3,340	13	207	220	0	(17)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,077)	19,919	4,842	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	(2,247)	(1,617)	(3,864)	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	859	63,813	64,672	0	(1,337)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	11,068	289,929	300,997	0	(6,647)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		487,930,000	6,321	84,750	91,071	0	(4,130)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		93,523,200	560	50,342	50,902	0	(1,349)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		251,200,000	14,320	110,008	124,328	0	(4,787)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		41,566,000	(8,155)	25,342	17,187	0	(841)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		45,656,000	44,542	34,966	79,508	0	(668)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		11,112,000	4,659	12,774	17,433	0	(166)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		$233,830	3,897	(2,707)	1,190	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		1,277,500	17,566	(156)	17,410	22	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		1,955,700	27,967	(2,436)	25,531	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		605,500	8,174	1,996	10,170	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		262,500	360	(1,083)	(723)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027		152,500	(12,177)	8,530	(3,647)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		287,000	(24,222)	16,977	(7,245)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		69,300	(5,818)	4,080	(1,738)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		146,200	(12,381)	8,670	(3,711)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		956,100	(91,992)	68,962	(23,030)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		301,850	(29,094)	21,963	(7,131)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(16,197)	6,548	(9,649)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027		4,602,700	6,299	(23,805)	(17,506)	1,432	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,353,910	60,418	15,989	76,407	0	(337)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,141,300	83,500	(36,001)	47,499	0	(298)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(21,295)	6,215	(15,080)	121	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(17,356)	7,840	(9,516)	86	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(10,029)	2,151	(7,878)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		1,290,000	(24,936)	4,114	(20,822)	436	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027		467,500	(343)	26,504	26,161	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		386,810	27,642	(15,174)	12,468	0	(160)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		197,000	(907)	1,554	647	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		8,700	0	30	30	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		17,500	0	50	50	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		6,300	0	(10)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		2,000	(7)	6	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		4,886,285	34,553	(32,447)	2,106	2,849	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,844,111	49,187	(23,262)	25,925	0	(899)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		291,300	(1,056)	2,192	1,136	151	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		101,680	0	280	280	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		152,270	0	401	401	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		86,750	(8,272)	2,448	(5,824)	50	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		310,100	(744)	3,889	3,145	221	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		105,000	(247)	1,404	1,157	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		444,540	(586)	4,164	3,578	0	(332)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		429,370	(13,903)	5,722	(8,181)	0	(346)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		931,450	67,824	27,637	95,461	0	(640)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		4,021,540	218,355	78,615	296,970	0	(2,884)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		7,592,290	(21,879)	2,070	(19,809)	0	(6,211)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		3,523,991	(4,308)	1,008	(3,300)	0	(3,249)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		10,590,940	(117,413)	53,868	(63,545)	0	(9,980)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,833,235	180,095	(70,771)	109,324	0	(1,580)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		298,600	(586)	(2,279)	(2,865)	0	(294)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		3,164,010	134,190	(65,491)	68,699	0	(2,989)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		193,090	1,129	2,718	3,847	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,206,670	64,926	99,134	164,060	0	(5,009)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		335,900	(6,539)	3,815	(2,724)	332	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030		1,390,000	4,653	181,928	186,581	0	(1,109)
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030		129,300	25,490	(8,472)	17,018	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030		122,100	24,301	(8,077)	16,224	0	(98)
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030		119,100	23,799	(7,960)	15,839	0	(96)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		47,200	(103)	438	335	48	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337%	Annual	08/31/2030	$199,230	$0	$1,886	$1,886	$0	$(198)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	199,140	0	1,641	1,641	0	(198)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	68,210	0	463	463	0	(68)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	102,220	0	638	638	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	422,200	(7,111)	4,883	(2,228)	0	(431)
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(10,571)	19,834	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(10,476)	19,586	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(9,873)	21,271	0	(121)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	222	222	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	541	541	0	(156)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	418	418	0	(126)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	285	285	0	(123)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	422	422	0	(223)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	214	214	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	297	297	0	(293)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	259	259	0	(275)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	97	97	0	(126)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	0	0	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	(149)	(149)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	(157)	(157)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	(301)	(301)	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	(558)	(558)	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	(399)	(399)	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	(360)	(360)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	(364)	(364)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	(382)	(382)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	(252)	(252)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	(413)	(413)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	(426)	(426)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	(464)	(464)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(14,498)	27,068	0	(185)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	1,112,680	(21,216)	14,357	(6,859)	0	(1,159)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,068	76,674	103,742	0	(624)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	88,250	2,204	(1,719)	485	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	991,210	(5,612)	11,025	5,413	0	(1,042)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	8,169	(13,553)	0	(537)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	2,223	2,223	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	2,694	2,694	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(29,114)	(29,393)	3,652	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	24,421	36,173	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(52,095)	17,312	7,093	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	5,827	(13,512)	0	(4,965)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	6,970	6,992	0	(352)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(2,800)	6,891	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(9,257)	22,800	0	(163)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	(4,681)	(3,628)	0	(843)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	2,456,150	97,137	(41,844)	55,293	0	(2,776)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	3,553,440	(3,570)	(6,804)	(10,374)	0	(4,188)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,783)	603,561	565,778	0	(4,937)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(1,324)	7,062	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(10,174)	52,076	0	(445)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	293,700	3,783	5,195	8,978	0	(335)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	1,534,660	(32,789)	29,286	(3,503)	0	(1,817)
Receive	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	352,900	0	3,261	3,261	0	(411)
Receive	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	282,720	0	2,144	2,144	0	(330)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	212,070	0	1,465	1,465	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	3.584	Annual	11/15/2032	121,210	0	824	824	0	(141)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	11/15/2032	249,010	0	1,665	1,665	0	(291)
Receive	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	566,030	0	3,568	3,568	0	(661)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	2,771,070	(48,437)	41,176	(7,261)	0	(3,260)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	15,606	217,764	0	(2,255)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	75,410	0	634	634	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	6,958,616	(81,057)	68,566	(12,491)	0	(8,227)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	106,359	150,900	0	(8,561)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	287,342	30,369	0	(6,535)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	66,700	(2,910)	670	(2,240)	73	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	731,720	13,463	(3,099)	10,364	0	(812)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(14,524)	65,798	0	(1,375)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	1,921	(4,316)	248	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	896	(990)	130	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	770	(144)	126	0

48	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.730%	Annual	08/03/2033	$59,500	$(584)	$436	$(148)	$66	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	468	(136)	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	1,385	(25)	209	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	661	257	105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	1,429	2,340	267	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	1,595	3,807	315	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	753	6,369	251	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	553	4,450	179	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	521	4,575	178	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	974	3,857	224	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	302	2,756	106	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	343	2,695	109	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	230	2,440	88	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	264	3,204	111	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	126	1,639	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	112	1,725	56	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	31	2,057	52	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	2,972	2,765	65	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	2,693	2,481	59	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	5,339	4,916	115	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(3,103)	(3,572)	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(1,528)	(1,978)	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(958)	(1,389)	0	(111)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	11,672	(15,982)	944	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(86)	(306)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(257)	(708)	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	251	28	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	36	(187)	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	501	265	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	1,273	802	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	1,145	650	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	1,204	1,204	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	1,574	1,115	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(218)	125	(93)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	82	(49)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(170)	(383)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(271)	(691)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(122)	(549)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(283)	(504)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	122	(134)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	263	57	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	2,293	1,366	217	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(408)	(861)	109	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	(44)	(247)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	(22)	(416)	109	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	1,086	683	111	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	535	336	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	1,474	1,106	110	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	2,573	2,209	112	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	2,677	2,254	112	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	3,230	2,851	114	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	5,694	4,966	229	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	2,496	2,191	111	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	7,783	6,885	333	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	2,902	2,616	111	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	5,450	4,921	171	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(1,841)	(2,281)	0	(112)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	25,629	(5,983)	1,241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	(1,825)	(2,318)	0	(164)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(1,740)	(2,089)	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	(528)	(1,193)	0	(219)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	(421)	(992)	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	61	(362)	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	542	108	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	1,765	1,392	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	1,230	793	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	1,493	1,091	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	2,389	2,028	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	3,423	2,844	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	1,055	868	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	2,729	2,341	0	(105)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.550%	Annual	08/21/2034	$164,600	$(593)	$3,880	$3,287	$0	$(158)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	2,473	2,103	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	2,032	1,642	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	2,557	2,149	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	2,460	2,063	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	2,162	1,766	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	4,151	3,306	0	(199)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	1,304	1,039	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	1,790	1,389	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	1,651	1,442	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	2,894	2,479	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	2,811	2,398	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	104,200	(412)	3,633	3,221	0	(98)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	3,824	3,388	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	2,718	2,454	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	2,687	2,433	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	661	597	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	9,303	8,410	0	(192)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	5,312	4,919	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	5,142	4,747	0	(102)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(2,699)	(3,115)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(3,384)	(3,792)	107	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(3,333)	(3,725)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(4,858)	(5,436)	161	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(1,601)	(1,794)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(2,849)	(3,172)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(2,659)	(2,999)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(2,480)	(2,838)	108	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(5,250)	(5,994)	217	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(4,071)	(4,700)	181	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(2,371)	(2,742)	109	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(4,497)	(5,136)	180	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(4,274)	(4,913)	181	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(4,763)	(5,457)	180	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(6,614)	(7,925)	364	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	1,652	892	190	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	736	(132)	189	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	848	408	96	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(873)	(109)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	515	242	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	2,317	1,935	117	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	119,100	(378)	1,546	1,168	116	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	118,900	(312)	626	314	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	59,800	(157)	361	204	58	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	99,700	(274)	921	647	97	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	119,200	(346)	1,174	828	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	118,500	(318)	1,178	860	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	209,600	(572)	1,751	1,179	202	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	59,700	(161)	909	748	58	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	182,500	(504)	3,395	2,891	179	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	119,700	(329)	2,759	2,430	118	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	60,000	(168)	1,515	1,347	59	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	119,900	(327)	2,925	2,598	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	60,150	(231)	(117)	(348)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	120,600	(435)	(423)	(858)	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	60,300	(213)	(43)	(256)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	120,600	(420)	(129)	(549)	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	119,700	(355)	(462)	(817)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	199,600	(569)	(1,834)	(2,403)	0	(191)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	241,600	(710)	(1,356)	(2,066)	0	(230)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	121,100	(351)	(259)	(610)	0	(115)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	243,100	(1,185)	(1,037)	(2,222)	222	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	183,360	4,608	4,875	9,483	0	(155)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	122,400	(362)	3,433	3,071	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	350,400	(2,976)	5,849	2,873	0	(302)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	92,250	0	999	999	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	267,050	(4,500)	6,722	2,222	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	88,240	0	1,317	1,317	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	184,360	0	1,594	1,594	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	33,230	0	453	453	60	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	75,380	0	924	924	136	0

50	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.368%	Annual	11/15/2049		$51,390	$0	$6,427	$6,427	$118	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		68,390	0	7,542	7,542	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		27,170	0	2,729	2,729	62	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050		1,085,000	7,579	581,788	589,367	2,537	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	723,193	728,358	3,303	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	1,225	2,021	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	21,898	31,051	183	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	591,007	1,163,123	1,754,130	9,689	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	34,101	3,542	37,643	233	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	39,117	2,167	41,284	203	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	18,804	3,337	22,141	151	0
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	13,137	54,224	265	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	38,806	2,146	40,952	204	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	21,648	26,865	132	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,156,093	(2,170)	14,295	12,125	3,531	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	175,728	112,198	287,926	2,086	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	(3,327)	(9,942)	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	(5,287)	(10,410)	0	(261)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	(2,676)	(11,532)	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	(2,655)	(11,565)	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	(4,069)	(18,092)	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(2,196)	(1,691)	0	(109)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(2,237)	(1,443)	0	(111)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(2,164)	(1,449)	0	(107)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	16,890	16,278	366	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		28,210	0	746	746	100	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		32,320	0	789	789	115	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		31,840	0	752	752	113	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		34,600	0	440	440	123	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		51,690	0	651	651	184	0
Receive	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053		125,780	0	275	275	446	0
Receive	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053		50,480	0	96	96	179	0
Receive	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053		126,440	0	(136)	(136)	448	0
Receive	1-Day USD-SOFR Compounded-OIS	4.188	Annual	11/15/2053		101,000	0	(571)	(571)	359	0
Receive	1-Day USD-SOFR Compounded-OIS	4.196	Annual	11/15/2053		75,920	0	(530)	(530)	270	0
Receive	1-Day USD-SOFR Compounded-OIS	4.200	Annual	11/15/2053		101,200	0	(763)	(763)	359	0
Receive	1-Day USD-SOFR Compounded-OIS	4.210	Annual	11/15/2053		101,420	0	(939)	(939)	360	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(3,855)	(4,219)	0	(149)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,106,590	110,060	13,181	123,241	4,135	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		41,620	0	591	591	162	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		44,160	0	571	571	171	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	920,300	(1,059)	(14,732)	(15,791)	245	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(3,622)	(3,840)	60	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(16,616)	(17,649)	277	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(11,012)	(11,012)	202	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(31,211)	(32,795)	522	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(33,004)	(33,004)	612	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(7,733)	(8,031)	130	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(16,359)	(16,359)	311	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(27,255)	(27,255)	518	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(48,711)	(48,711)	931	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(37,705)	(37,705)	726	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(5,418)	(5,418)	105	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(36,983)	(36,983)	725	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(29,194)	(29,194)	587	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(4,311)	(4,106)	75	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(2,169)	(2,044)	38	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(2,166)	(2,028)	38	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(1,048)	(783)	19	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(4,529)	(3,352)	84	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(10,592)	(7,081)	201	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,372,000	168	(6,215)	(6,047)	0	(260)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,400,700	0	(2,948)	(2,948)	649	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,208,400	(128)	(10,177)	(10,305)	0	(1,193)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		4,406,400	346	(12,096)	(11,750)	5,109	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		8,595,300	(770)	(39,926)	(40,696)	11,574	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		2,917,000	0	(13,233)	(13,233)	3,926	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		138,600	0	(502)	(502)	0	(39)
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		1,084,000	(255)	(3,578)	(3,833)	0	(267)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		298,200	0	(448)	(448)	399	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		101,010	0	(196)	(196)	47	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.440%	Maturity	01/02/2031	BRL	101,390	$0	$(192)	$(192)	$49	$0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		944,200	37	(693)	(656)	1,261	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		481,600	0	(337)	(337)	546	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		125,800	0	2	2	168	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		1,986,200	(1,196)	1,551	355	2,810	0
Pay	1-Year BRL-CDI	13.694	Maturity	01/02/2031		1,054,500	80	100	180	1,405	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		468,750	0	88	88	625	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		55,900	0	31	31	89	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		1,249,800	0	1,396	1,396	1,662	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	17,478	23,114	993	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	844,600	0	(515)	(515)	129	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		637,200	586	352	938	132	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	289	777	109	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	1,072	2,920	406	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	718	1,989	275	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	424	1,178	164	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	682	2,050	277	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	694	2,080	281	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	703	2,127	286	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	602	2,237	281	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	357	894	131	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	886	2,375	337	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	359	974	138	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	362	995	140	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	303	1,108	140	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	786	1,880	282	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	773	2,023	292	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	222	594	85	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		565,500	5	546	551	227	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		565,500	0	552	552	227	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		551,100	0	550	550	222	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		551,100	0	577	577	222	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		551,100	0	608	608	222	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		551,100	0	615	615	222	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		1,707,100	0	1,922	1,922	688	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		758,300	0	887	887	306	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,861,600	0	4,192	4,192	1,161	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	26,340	(732)	612	(120)	0	(1)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	25,193	(19,588)	1,045	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		3,312,400	34,171	(99,691)	(65,520)	14,172	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	(11,548)	(35,008)	12,471	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	(24,775)	(29,605)	10,164	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	(21,907)	(14,266)	4,772	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		5,894,200	80,180	(233,777)	(153,597)	51,482	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,336,400	13,736	(46,577)	(32,841)	7,072	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	200,000	0	(29)	(29)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	226,800	(22,990)	16,780	(6,210)	108	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	7,212	(2,761)	46	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	32,491	(12,546)	210	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	34,553	(10,481)	240	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	16,596	(5,084)	119	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	(802)	2,706	298	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	(951)	2,875	276	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	14,353	39,850	23,979	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		112,300	(182)	2,063	1,881	306	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	2,028	1,890	245	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	2,066	1,903	296	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	2,324	2,149	299	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	2,243	2,088	217	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(725)	(829)	0	(187)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(781)	(907)	0	(255)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	1,147	950	0	(357)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	2,303	2,084	0	(387)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		74,900	(102)	1,850	1,748	0	(257)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	(13,009)	10,873	8,442	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		122,000	(249)	851	602	0	(472)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		98,600	(185)	993	808	0	(370)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,162,010	(2,719)	(24,597)	(27,316)	5,810	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	(744)	(7,040)	1,558	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	335	3,019	451	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	(2,033)	6,432	1,442	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	(952)	(1,162)	473	0

52	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.750%	Annual	03/05/2034	EUR	69,500	$(220)	$(1,019)	$(1,239)	$483	$0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	201	10	490	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	1,534	1,351	0	(503)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	1,625	1,430	0	(514)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	3,918	3,730	0	(518)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(3,255)	(3,416)	450	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		73,400	(175)	(5,034)	(5,209)	536	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		74,200	(199)	4,287	4,088	0	(560)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		72,900	(183)	(3,735)	(3,918)	560	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		115,200	(299)	(5,504)	(5,803)	889	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		73,000	(199)	(2,594)	(2,793)	578	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		73,000	(189)	(3,248)	(3,437)	577	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		72,900	(185)	(2,482)	(2,667)	569	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		73,200	(256)	2,549	2,293	0	(593)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		73,300	(280)	2,501	2,221	0	(594)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		73,700	(275)	2,297	2,022	0	(594)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		113,100	(444)	3,805	3,361	0	(906)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		73,900	(252)	3,093	2,841	0	(584)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		510,110	(10,264)	(8,294)	(18,558)	4,505	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	(5,052)	(8,288)	610	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	421,516	363,049	0	(3,577)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	1,342,429	1,351,810	0	(15,675)
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	(30)	(220)	2	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	411,601	465,747	4,499	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		99,090	875	1,622	2,497	0	(1,106)
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028	MXN	1,337,800	(688)	1,778	1,090	180	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	2,248	2,248	215	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	1,594	1,594	157	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	2,210	2,210	194	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	2,359	2,359	198	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		4,434,100	0	9,484	9,484	866	0
Receive	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(6,957)	(6,957)	0	(767)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	1,008	1,137	386	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	4,285	135	4,420	0	(336)
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027	CAD	172,700	(4,292)	4,438	146	69	0
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	7,520	1,317	153	0
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	3,324	212	72	0
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	633	524	26	0
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(157)	3,941	0	(15)
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(4,562)	84,654	201	(228)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	(1,361)	(18,426)	0	(972)
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	(1,169)	(16,219)	0	(895)
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	(2,231)	(31,123)	0	(1,733)
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	(1,449)	(23,189)	0	(1,172)
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	(2,267)	(39,894)	0	(2,238)
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	(507)	(13,327)	0	(994)
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	(948)	(33,817)	0	(1,766)

							$1,497,549	$6,946,864	$8,444,413	$303,134	$(172,537)

Total Swap Agreements							$1,968,530	$6,922,619	$8,891,149	$366,323	$(172,920)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value	Variation Margin Liability(8)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$243,309	$366,679	$609,988	$(2,701)	$(40,470)	$(173,175)	$(216,346)

(q)

Securities with an aggregate market value of $5,367,285 and cash of $24,972 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $1,086 and liablity of $(26) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $356 and liability of $(255) for closed swap agreements is outstanding at period end.

(r) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	2,541,195		$1,855,158	$28,324	$0
	04/2026	CHF	7,444		9,715	405	0
	04/2026	SGD	2,096,526		1,658,277	27,627	0
	04/2026		$400,168	NZD	699,961	2,065	0
	05/2026	AUD	1,796,126		$1,230,239	0	(8,534)
	05/2026	NZD	699,961		400,613	0	(2,042)
	05/2026		$50	CAD	70	0	0

BOA	04/2026	BRL	769,023		$146,772	0	(1,692)
	04/2026	CNH	525,617		76,187	0	(126)
	04/2026	EUR	1,686,491		1,964,393	15,062	0
	04/2026	INR	19,211,823		204,599	1,708	0
	04/2026	JPY	33,940,289		212,725	0	(1,133)
	04/2026	KRW	59,129,782		40,405	1,084	0
	04/2026	NZD	967,331		576,326	20,449	0
	04/2026	PLN	413,866		111,904	418	0
	04/2026	SGD	576,403		456,388	8,070	0
	04/2026	THB	4,494		144	7	0
	04/2026	TRY	1,276,461		28,000	0	(692)
	04/2026		$146,924	BRL	769,023	1,540	0
	04/2026		2,577	CAD	3,523	0	(44)
	04/2026		26,816	CNH	184,908	31	0
	04/2026		33,738	EUR	28,546	0	(743)
	04/2026		142,960	GBP	106,796	0	(1,605)
	04/2026		204,599	INR	19,246,196	201	0
	04/2026		16	JPY	2,464	0	0
	04/2026		150,079	MXN	2,737,713	2,509	0
	04/2026		93,650	PEN	326,275	65	0
	04/2026	ZAR	686,710		$39,124	0	(1,398)
	05/2026		$54,693	BRL	288,839	731	0
	05/2026		212,725	JPY	33,838,074	1,125	0
	05/2026	ZAR	825,503		$47,754	0	(856)
	06/2026	COP	186,294,112		49,285	0	(601)
	06/2026	ILS	694,370		224,760	3,431	0
	06/2026	MXN	2,685,277		149,798	896	0
	06/2026	PEN	965,330		280,391	4,159	(115)
	06/2026		$91,735	BRL	486,569	970	0
	06/2026		37,506	ILS	116,990	0	(220)
	07/2026	BRL	263,200		$45,480	0	(4,306)
	07/2026	PEN	256,489		75,772	2,429	0
	08/2026	ZAR	1,191,131		68,147	0	(1,501)
	09/2026	COP	106,056,895		26,882	0	(921)
	10/2026	BRL	473,400		86,624	0	(993)
	10/2026	ZAR	159,683		9,779	500	0
	11/2026		32,477		1,809	0	(77)
	01/2027		1,927,128		117,211	6,159	0

54	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	04/2026	AUD	168,629		$119,997	$3,652	$0
	04/2026	BRL	8,159,276		1,523,475	0	(51,721)
	04/2026	CAD	156,809		115,714	2,986	0
	04/2026	CNH	178,761		25,990	36	0
	04/2026	EUR	6,791,704		8,029,777	179,585	0
	04/2026	GBP	248,838		330,022	660	0
	04/2026	ILS	684,096		221,554	3,942	0
	04/2026	INR	1,666,296		18,000	403	0
	04/2026	KRW	185,597,588		124,053	823	(213)
	04/2026	PLN	159,594		42,882	0	(109)
	04/2026	THB	20,332,169		629,475	12,474	(266)
	04/2026	TRY	1,710,462		38,190	0	(181)
	04/2026		$413,142	AUD	588,194	0	(7,318)
	04/2026		1,554,156	BRL	8,159,276	21,039	0
	04/2026		1,592	CAD	2,153	0	(44)
	04/2026		4,779	COP	17,716,705	25	0
	04/2026		1,856	EUR	1,604	0	(2)
	04/2026		923,337	IDR	15,623,511,667	55	(3,036)
	04/2026		163,242	ILS	517,045	1,230	0
	04/2026		53,212	INR	4,921,162	0	(1,107)
	04/2026		67,833	JPY	10,812,400	298	(2)
	04/2026		106,777	KRW	159,470,131	213	(938)
	04/2026		334,683	PLN	1,206,616	0	(9,649)
	04/2026		37,573	SGD	48,211	23	(97)
	04/2026		203	THB	6,418	0	(8)
	04/2026		13,019	TRY	579,790	27	0
	04/2026		509,046	TWD	16,271,036	82	(1,271)
	04/2026		854,085	ZAR	14,463,675	0	(469)
	05/2026	EUR	970,021		$1,121,431	0	(1,477)
	05/2026	ILS	516,474		163,242	0	(1,233)
	05/2026	INR	40,416,202		427,151	0	(1,755)
	05/2026	SGD	48,103		37,573	96	(24)
	05/2026	TWD	9,280,244		288,000	0	(1,293)
	05/2026		$629,093	BRL	3,328,061	9,510	0
	05/2026		214,006	IDR	3, 642,771,930	527	0
	05/2026		28,265	KWD	8,614	0	(417)
	05/2026		42,624	THB	1,399,283	0	(87)
	05/2026	ZAR	64,365		$3,638	0	(156)
	06/2026	COP	31,322,798		8,330	0	(58)
	06/2026	IDR	5,461,412		325	3	0
	06/2026		$371,856	BRL	1,967,974	3,096	0
	06/2026		90,497	IDR	1,525,874,421	0	(781)
	06/2026		20,378	KWD	6,224	0	(252)
	07/2026	BRL	6,575,562		$1,157,840	0	(85,966)
	07/2026		$300,144	BRL	1,606,916	3,813	0
	07/2026		12,688	KWD	3,875	0	(155)
	10/2026	BRL	3,173,800		$578,953	0	(8,456)
	10/2026	ZAR	238,478		13,281	0	(577)
	06/2027		$9,877	KWD	2,996	0	(150)
	05/2029	KWD	42,498		$146,100	6,984	0
	07/2029		5,643		19,410	926	0
	05/2030		31,578		108,748	4,942	0
	08/2030		7,815		26,350	636	0
	01/2031		4,846		16,332	358	0

BRC	04/2026	CHF	1,225		1,591	60	0
	04/2026	EUR	511,260		605,012	14,072	0
	04/2026	GBP	11,121	EUR	12,830	110	0
	04/2026	NZD	6,046		$3,581	106	0
	04/2026	PLN	142		38	0	0
	04/2026	TRY	90,049,474		1,980,779	0	(23,037)
	04/2026		$43,627	CAD	60,502	0	(133)
	04/2026		130	HKD	1,017	0	0
	04/2026		43,660	INR	4,027,581	0	(1,126)
	04/2026		165	NOK	1,577	0	(2)
	04/2026		13,817	NZD	23,876	0	(97)
	04/2026		110,065	PLN	396,060	0	(3,376)
	04/2026		211,680	SEK	1,920,650	0	(8,795)
	04/2026		212,022	TRY	9,704,794	3,175	0
	04/2026		705,257	ZAR	11,543,142	36	(24,041)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	ZAR	700,874		$39,906	$0	$(1,452)
	05/2026	CAD	60,418		43,627	132	0
	05/2026	EUR	12,830	GBP	11,140	0	(109)
	05/2026		1,503,738		$1,730,946	0	(9,798)
	05/2026	TRY	8,342,853		178,935	0	(1,176)
	05/2026		$14,541	COP	53,772,969	0	(26)
	05/2026		3,403	TRY	157,584	3	(2)
	06/2026	ILS	10,945		$3,559	71	0
	07/2026	COP	57,058,209		15,028	0	(110)
	07/2026	ZAR	1,041,906		58,890	0	(2,158)
	08/2026	COP	54,908,629		14,541	0	(3)

BSH	04/2026	BRL	8,639,980		1,592,570	0	(75,428)
	04/2026	JPY	161,496,568		1,011,602	0	(5,988)
	04/2026	PEN	174,865		50,000	0	(250)
	04/2026		$1,655,929	BRL	8,639,980	12,069	0
	04/2026		50,066	PEN	174,865	184	0
	04/2026		479,060	PLN	1,732,800	0	(12,290)
	05/2026	EUR	4,617,312		$5,303,214	0	(41,838)
	05/2026	PEN	281,813		79,674	582	(1,700)
	05/2026		$1,011,602	JPY	161,010,007	5,952	0
	06/2026	CLP	113,363,602		$131,035	8,564	0
	06/2026	COP	267,193,065		71,423	0	(126)
	06/2026	PEN	590,767		172,279	3,159	0
	07/2026	BRL	2,006,000		344,047	0	(35,399)
	08/2026	PEN	9,838		2,912	105	0
	09/2026	CLP	26,456,583		30,044	1,466	0
	09/2026	PEN	637,068		187,425	5,889	0
	10/2026	BRL	6,956,335		1,284,057	0	(3,426)
	10/2026	PEN	208,858		61,809	2,411	0
	11/2026		169,535		50,000	1,855	0
	01/2027		298,882		88,041	3,351	0

CBK	04/2026	AUD	156,857		110,501	2,277	0
	04/2026	BRL	142,301		27,254	0	(218)
	04/2026	CNH	179,030		25,941	0	(51)
	04/2026	COP	191,119,770		49,867	0	(2,157)
	04/2026	EUR	2,778,524		3,269,172	57,614	0
	04/2026	GBP	424,903		568,051	5,649	0
	04/2026	ILS	73		24	0	0
	04/2026	INR	146,892,173		1,571,733	20,448	0
	04/2026	KRW	761,278		499	0	(7)
	04/2026	NOK	753,900		77,622	42	(278)
	04/2026	PEN	459,087		133,503	1,747	(121)
	04/2026	PLN	64		17	0	0
	04/2026	SEK	595,240		63,823	945	0
	04/2026	THB	11,015		351	16	0
	04/2026	TWD	821,266		25,756	94	0
	04/2026		$48,133	AUD	68,001	0	(1,216)
	04/2026		27,000	BRL	142,301	472	0
	04/2026		1,669	CAD	2,302	0	(14)
	04/2026		80,651	CNH	555,808	46	0
	04/2026		43,637	COP	162,721,414	553	0
	04/2026		12,737	EUR	11,012	0	(9)
	04/2026		436,069	GBP	326,998	0	(3,254)
	04/2026		3,473,025	INR	320,290,328	3,163	(81,875)
	04/2026		33,895	JPY	5,383,700	180	(152)
	04/2026		499	KRW	761,230	7	0
	04/2026		33,121	PEN	114,688	0	(164)
	04/2026		0	THB	2	0	0
	04/2026	ZAR	205,832		$12,097	0	(51)
	05/2026	COP	174,289,613		47,159	113	0
	05/2026	EUR	953,622		1,100,800	0	(3,124)
	05/2026	PEN	442,718		127,975	1,096	0
	05/2026		$1,977	BRL	10,436	25	0
	05/2026		1,371	CAD	1,905	0	0
	05/2026		50,110	GBP	37,927	88	0
	05/2026		0	JPY	49	0	0
	06/2026	COP	1,084,834,670		$286,207	0	(4,289)
	06/2026	ILS	178,964		58,045	1,007	0
	06/2026	PEN	885,834		260,298	6,740	0

56	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$58,343	IDR	980,328,795	$0	$(703)
	06/2026		661,269	MXN	11,782,033	0	(7,641)
	07/2026	COP	312,015,379		$81,781	0	(1,226)
	07/2026	PEN	164,294		48,693	1,754	0
	08/2026		511,732		151,440	5,391	0
	09/2026	COP	286,787,500		72,647	0	(2,535)
	09/2026	PEN	359,967		106,633	4,048	0
	09/2026		$183,020	MXN	3,273,707	0	(2,945)
	10/2026	PEN	101,135		$29,790	1,009	0
	12/2026		42,213		12,048	82	0
	01/2027		151,661		44,508	1,563	0

CIB	04/2026		$10,224	PLN	36,874	0	(291)

DUB	04/2026	CNH	191,914		$27,751	0	(113)
	04/2026	ILS	1,380,252		445,897	6,755	0
	04/2026	INR	36,850,225		392,755	3,922	(332)
	04/2026		$57,050	CNH	390,871	0	(300)
	04/2026		631	HKD	4,936	0	(1)
	04/2026		193	HUF	64,866	2	0
	04/2026		453,300	INR	42,543,534	1,834	(3,176)
	04/2026		188,537	THB	6,157,757	0	(1,619)
	05/2026		27,751	CNH	191,450	114	0
	06/2026	KZT	54,109		$105	0	(5)
	06/2026	PEN	362,948		105,696	1,794	0
	06/2026	THB	6,145,214		188,537	1,054	0
	06/2026		$217,146	MXN	3,771,095	0	(8,034)
	07/2026	ZAR	764,823		$43,206	0	(1,607)
	08/2026	PEN	465,368		137,913	5,109	0
	09/2026		79,429		23,076	440	0

FAR	04/2026	AUD	2,178,056		1,546,693	43,942	0
	04/2026	BRL	1,047,400		200,000	0	(2,207)
	04/2026	EUR	91,090		107,841	2,555	0
	04/2026	JPY	197,344,286		1,236,493	0	(6,973)
	04/2026	PEN	57,651		16,506	0	(61)
	04/2026	SGD	349,605		276,142	4,224	0
	04/2026		$200,674	BRL	1,047,400	1,532	0
	04/2026		359,240	JPY	56,134,966	0	(5,534)
	04/2026		17,128	PEN	57,651	0	(561)
	04/2026		122,236	PLN	441,125	0	(3,407)
	04/2026		2,655,927	SGD	3,395,338	0	(15,080)
	05/2026	GBP	3,594,260		$4,748,570	0	(8,603)
	05/2026	SGD	3,387,808		2,655,927	14,887	0
	05/2026		$10	CNH	69	0	0
	05/2026		1,236,493	JPY	196,748,173	6,920	0
	06/2026	ILS	494,245		$160,329	2,806	0
	06/2026	PEN	239,885		70,072	1,400	0
	06/2026		$63,293	BRL	334,175	376	0
	06/2026		2,103	MXN	37,584	0	(19)
	07/2026	PEN	169,320		$50,000	1,591	0
	07/2026		$200,000	BRL	1,069,000	2,207	0
	08/2026	PEN	25,324		$7,490	258	0
	09/2026		319,396		92,785	1,755	0
	09/2026		$494,730	MXN	8,693,258	0	(16,546)

GLM	04/2026	BRL	22,993,710		$4,221,049	0	(218,019)
	04/2026	COP	115,901,914		30,771	0	(655)
	04/2026	ILS	670,116		215,561	2,316	0
	04/2026	INR	1,626,434		17,831	655	0
	04/2026	KZT	39,040		80	0	(1)
	04/2026	NZD	18,449		11,086	484	0
	04/2026	SGD	248,089		195,284	2,323	0
	04/2026	THB	104,718		3,335	155	0
	04/2026	TRY	2,218,952		48,508	0	(982)
	04/2026		$4,279,510	BRL	22,993,710	159,559	0
	04/2026		72,118	CNH	495,177	0	(225)
	04/2026		114	HUF	39,098	3	0
	04/2026		24,780	IDR	418,666,243	0	(112)
	04/2026		2,359	INR	218,055	0	(56)
	04/2026		250,010	MXN	4,610,144	7,063	0
	04/2026		104,976	THB	3,444,799	0	(413)
	04/2026		5	TRY	238	0	0
	05/2026	GBP	8,939		$11,837	5	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$603,038	BRL	3,213,770	$13,634	$0
	06/2026	COP	2,840,013		$741	0	(20)
	06/2026	IDR	1,265,861,288		75,083	655	0
	06/2026	PEN	149,365		44,067	1,308	0
	06/2026	THB	3,438,680		104,976	70	(4)
	06/2026		$754,619	BRL	4,009,181	9,238	0
	06/2026		129,466	IDR	2,191,112,374	0	(636)
	06/2026		405,502	MXN	7,161,396	0	(8,392)
	07/2026	BRL	20,155,500		$3,587,627	0	(224,901)
	07/2026	COP	6,257,853		1,645	0	(20)
	07/2026		$1,438,546	BRL	7,702,681	18,460	0
	08/2026	NGN	6,337,800		$4,024	0	(330)
	08/2026	PEN	41,717		12,374	460	0
	08/2026	ZAR	1,095,042		61,429	0	(2,659)
	10/2026	BRL	4,592,000		804,372	0	(45,518)

IND	04/2026		$4,279	DKK	27,803	22	0
	05/2026	DKK	27,760		$4,279	0	(22)
	06/2026	COP	36,426,296		9,673	0	(81)

JPM	04/2026	BRL	4,236,714		811,724	0	(6,198)
	04/2026	CNH	551,480		79,790	0	(278)
	04/2026	INR	31,112,094		331,150	2,584	0
	04/2026	KRW	3,940,776		2,675	55	0
	04/2026	MXN	565,598		31,586	66	0
	04/2026	PLN	904,904		246,490	3,132	(403)
	04/2026	TRY	248,549		5,452	0	(106)
	04/2026	TWD	19,422		608	1	0
	04/2026		$773,061	BRL	4,236,714	44,861	0
	04/2026		5,893	CAD	8,047	0	(108)
	04/2026		1,122,076	EUR	956,263	83	(16,863)
	04/2026		737	HKD	5,760	0	(1)
	04/2026		572	HUF	190,699	1	0
	04/2026		324,885	INR	30,595,579	706	(34)
	04/2026		504	KRW	744,880	0	(9)
	04/2026		93,666	MXN	1,725,678	2,589	0
	04/2026		45,621	NOK	437,160	0	(474)
	04/2026		82,066	NZD	140,066	0	(1,577)
	04/2026		23,607	SGD	30,453	79	0
	04/2026		1,373	TRY	61,846	18	0
	04/2026		587,878	ZAR	9,816,644	0	(8,520)
	04/2026	ZAR	6,739,125		$396,841	530	(1,418)
	05/2026	AUD	198,608		136,115	0	(863)
	05/2026	CHF	41,509		52,039	0	(57)
	05/2026	COP	185,390,000		50,000	85	0
	05/2026	EUR	3,066,389		3,527,008	0	(22,678)
	05/2026	GBP	86,599		114,680	62	0
	05/2026	SGD	30,385		23,607	0	(80)
	05/2026		$192,860	BRL	1,027,136	4,231	0
	05/2026		29,182	CNH	201,438	137	0
	05/2026		206	JPY	32,717	1	0
	06/2026	IDR	4,501,808		$267	2	0
	06/2026	ILS	445,476		144,179	2,189	0
	06/2026	MXN	3,098,784		172,732	900	0
	06/2026		$2,537	IDR	42,794,931	0	(21)
	06/2026		35,672	ILS	110,796	0	(360)
	07/2026	BRL	6,724,400		$1,198,754	0	(73,205)
	09/2026		$218,222	MXN	3,828,481	0	(7,631)
	10/2026	BRL	896,900		$163,312	0	(2,687)
	11/2026	ZAR	1,611,415		91,938	0	(1,522)

MBC	04/2026	AUD	211,688		147,676	1,622	0
	04/2026	CHF	65,141		82,421	954	0
	04/2026	DKK	27,817		4,396	94	0
	04/2026	EUR	519,056		604,081	5,423	(1,294)
	04/2026	GBP	3,859,661		5,201,715	93,066	0
	04/2026	INR	112,107		1,188	0	(5)
	04/2026	JPY	63,951,022		399,919	0	(3,036)
	04/2026	NOK	173,604		17,841	0	(88)
	04/2026	NZD	7,238		4,175	16	0
	04/2026	SEK	1,425,790		152,576	1,964	0
	04/2026	THB	5,904,079		185,263	5,996	0

58	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$182,819	AUD	262,909	$0	$(1,424)
	04/2026		1,829	CAD	2,499	0	(32)
	04/2026		169,912	CHF	133,499	0	(2,955)
	04/2026		30,195	EUR	26,116	30	(39)
	04/2026		1,005,945	GBP	751,028	0	(11,884)
	04/2026		1,188	INR	111,626	0	(9)
	04/2026		578,467	JPY	90,605,773	453	(8,013)
	04/2026		74,628	MXN	1,377,445	2,168	0
	04/2026		46,621	NOK	444,601	0	(705)
	04/2026		11,004	NZD	18,841	0	(177)
	04/2026		17,973	SGD	23,101	0	(6)
	04/2026		4,617	ZAR	76,974	0	(75)
	05/2026	GBP	44,120		$58,160	0	(235)
	05/2026	NZD	72,093		41,311	0	(161)
	05/2026	SEK	80,068		8,385	0	(87)
	05/2026	SGD	23,049		17,973	5	0
	05/2026		$9,460	COP	34,844,680	0	(54)
	05/2026		108,617	EUR	94,461	732	0
	05/2026		445,140	JPY	70,952,381	3,266	0
	05/2026		4,128	NOK	40,398	43	0
	05/2026	ZAR	330,744		$19,021	0	(465)
	06/2026	COP	34,844,680		9,368	38	0
	06/2026	MXN	364,193		20,169	0	(26)
	06/2026	PEN	48,148		13,960	177	0
	09/2026		48,316		13,960	191	0
	10/2026	ZAR	63,371		3,561	0	(128)

MYI	04/2026	CZK	15,091		709	0	(2)
	04/2026	EUR	1,427,100		1,686,868	37,354	0
	04/2026	GBP	98,116		132,050	2,184	0
	04/2026	INR	21,385,617		225,230	0	(617)
	04/2026	NZD	99,136		59,378	2,409	0
	04/2026	PLN	86,756		24,514	1,144	0
	04/2026		$500,930	INR	46,964,423	3,414	(6,640)
	04/2026		175	JPY	27,305	0	(3)
	05/2026	EUR	1,119,149		$1,294,065	0	(1,474)
	05/2026	NZD	282,722		161,998	0	(639)
	06/2026	IDR	14,082,545		837	9	0

NGF	04/2026		$4,597	NOK	44,197	0	(33)
	04/2026		215,383	TRY	9,861,669	3,857	0
	05/2026		2,842		131,223	0	(6)

RYL	06/2026		362	MXN	6,502	0	(1)

SCX	04/2026	CHF	110,247		$143,737	5,860	0
	04/2026	NZD	10,028		5,961	199	0
	04/2026	SGD	226,465		179,306	3,164	0
	04/2026	THB	521,497		16,379	550	0
	04/2026		$1,891,642	CAD	2,618,978	0	(8,890)
	04/2026		221,635	GBP	165,545	0	(2,520)
	04/2026		470,832	INR	43,016,791	0	(16,544)
	04/2026		332,280	JPY	51,963,035	0	(4,861)
	04/2026		93,007	PLN	336,500	0	(2,362)
	04/2026		1,860	TWD	59,372	0	(5)
	05/2026	CAD	2,615,375		$1,891,642	8,841	0
	06/2026	COP	334,544,453		88,883	0	(701)
	06/2026		$238,465	IDR	4,021,856,329	0	(1,995)
	11/2026	NGN	4,237,850		$2,620	0	(213)

SOG	04/2026	CHF	265,692		344,120	11,838	0
	04/2026	EUR	12,830	GBP	11,197	0	(10)
	04/2026	GBP	3,271,658		$4,409,871	79,503	0
	04/2026	NZD	1,690,252		1,014,437	43,134	0
	04/2026		$16	CNH	108	0	0
	04/2026		166,611	EUR	144,377	267	0
	04/2026		1,552,377	JPY	241,544,920	0	(30,403)
	04/2026		2,494	SEK	23,826	23	0
	05/2026	EUR	144,377		$166,871	0	(261)
	05/2026	SEK	23,787		2,494	0	(23)
	06/2026	EGP	126,189		2,326	137	0
	06/2026	ILS	351,328		113,860	1,869	0
	06/2026	PEN	550,774		161,896	4,224	0

SSB	04/2026	PLN	85		23	1	0
	04/2026	SEK	3,605		396	16	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,817	JPY	283,128	$0	$(33)
	05/2026	GBP	2,818,892		$3,732,912	1,975	0

UAG	04/2026	KRW	352,556,767		239,298	4,850	0
	04/2026	NZD	105,313		63,080	2,562	0
	04/2026	PLN	410,544		111,573	982	0
	04/2026	TRY	2,932,518		63,450	0	(1,125)
	04/2026		$34,242	COP	126,968,442	320	0
	04/2026		23	INR	2,124	0	(1)
	04/2026		587,236	PLN	2,117,404	0	(16,861)
	05/2026	COP	374,115,000		$100,000	0	(727)
	05/2026	NZD	1,648,355		942,068	0	(6,153)
	05/2026	TRY	452,932		9,730	0	(58)
	05/2026		$23,180	COP	85,671,963	0	(54)
	06/2026	COP	1,572,423,865		$413,498	193	(7,757)
	06/2026	ILS	569,092		184,121	2,731	0
	06/2026	MXN	464,464		25,881	126	0
	06/2026		$434,844	MXN	7,712,226	0	(7,190)
	07/2026	COP	130,048,488		$34,242	0	(311)
	08/2026		87,481,134		23,180	8	0

Total Forward Foreign Currency Contracts						$1,292,111	$(1,442,762)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$8,794
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	91,615

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	6,058
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	58,416

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	1,267
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	46,896
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	7,025
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	51,313

Total Purchased Options							$209,617	$271,384

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	195,400	$(3,117)	$(508)
	Call - OTC USD versus TRY		49.650	04/17/2026	292,900	(4,508)	(1,003)
	Call - OTC USD versus TRY		49.650	04/21/2026	97,600	(1,441)	(456)
	Call - OTC USD versus TRY		49.600	04/24/2026	48,600	(725)	(273)
	Call - OTC USD versus TRY		49.990	05/01/2026	97,300	(1,469)	(769)

						$(11,260)	$(3,009)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	328,700	$(1,060)	$(293)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	328,700	(1,060)	(1,717)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	94,100	(195)	(15)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	94,100	(195)	(349)

							$(2,510)	$(2,374)

60	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	$(10,445)	$(4,395)

MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,592)	(7,168)

NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(10,372)

FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(2)

MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(6)

NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(10)

						$(137,849)	$(21,953)

Total Written Options						$(151,619)	$(27,336)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.600%		$	9,400	$(101)	$219	$118	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			10,600	(464)	488	24	0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			47,700	(2,287)	2,280	0	(7)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			3,100	(276)	266	0	(10)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869			140,500	(6,441)	6,620	179	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			14,000	(223)	398	175	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.887			6,110	(398)	(70)	0	(468)

CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			6,100	(220)	219	0	(1)
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387			67,700	(340)	861	521	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710			4,300	(57)	107	50	0

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		50,500	0	2,168	2,168	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		54,260	0	297	297	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		29,907	0	170	170	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			17,500	(769)	809	40	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			59,100	(2,190)	2,182	0	(8)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			25,400	(2,264)	2,185	0	(79)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478			18,800	2,628	(1,575)	1,053	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.332			6,800	30	5	35	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			19,200	(261)	501	240	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			73,400	(1,997)	2,882	885	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533			1,560	(65)	78	13	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			9,700	(102)	188	86	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		JPY	526,600	(278)	33	0	(245)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		$	84,000	(714)	611	0	(103)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			8,900	(400)	420	20	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			8,800	(339)	338	0	(1)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			69,900	(845)	1,719	874	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			16,400	(472)	670	198	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.710			4,500	(49)	101	52	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329			21,600	(169)	208	39	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		JPY	526,600	(277)	32	0	(245)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.887		$	41,300	(2,631)	(536)	0	(3,167)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			61,200	(2,202)	2,193	0	(9)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			70,400	(6,276)	6,056	0	(220)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			13,800	(234)	407	173	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			41,100	(1,057)	1,553	496	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369			48,100	74	160	234	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445			40,060	(136)	416	280	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581			17,400	(337)	499	162	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			82,600	(872)	1,608	736	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			229,100	(10,035)	10,559	524	0

NGF	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		JPY	787,100	(398)	31	0	(367)

									$(43,444)	$48,356	$9,842	$(4,930)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	ABX.HE.AAA.7-1 Index «	0.090%	Monthly	08/25/2037		$26,336	$(20,309)	$17,821	$0	$(2,488)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		2,950	(2,137)	1,905	0	(232)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	206,600	47,276	(5,930)	41,346	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		$249	(7)	7	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		320	(1)	1	0	0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	94,260	21,637	(2,773)	18,864	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$2,703	(756)	539	0	(217)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		8,282	(6,407)	5,625	0	(782)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		16	(1)	1	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		736	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «	4.580	Monthly	12/25/2037		926	27	(31)	0	(4)

CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		4,539	(2,213)	1,831	0	(382)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		63,603	(49,098)	43,090	0	(6,008)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	30,140	6,826	(794)	6,032	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		$66	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		628	(23)	23	0	0

DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		11,594	(8,950)	7,855	0	(1,095)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		9,846	(7,135)	6,359	0	(776)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		60,711	(985)	1,068	83	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		210	(5)	5	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		258	(26)	26	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		400	(8)	8	0	0

GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		4,851	(1,349)	961	0	(388)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		62,431	(29,635)	23,737	0	(5,898)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		19,828	(4,776)	3,214	0	(1,562)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		393,102	(4,771)	5,309	538	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		5,000	(8)	24	16	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		70,800	109	136	245	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		10,431	(11)	12	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		5,067	(204)	204	0	0
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058		3,623	(273)	274	1	0

JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		679	(287)	186	0	(101)
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038		150	(84)	47	0	(37)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	223,140	50,837	(6,181)	44,656	0

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		$312,661	(5,397)	5,825	428	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		7,399	(328)	329	1	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		7,728	(69)	70	1	0

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		3,827	(1,029)	722	0	(307)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		11	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,828	(127)	127	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		4,080	(319)	319	0	0

MYI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		37,598	0	(3,010)	0	(3,010)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		13,251	0	(1,252)	0	(1,252)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		7,375	0	(581)	0	(581)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		79,609	0	109	109	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		52	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		815	0	0	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		232	0	0	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		748	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		445,343	(1,570)	2,179	609	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		82,868	392	(181)	211	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		125,500	(139)	546	407	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		446	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		518	(28)	28	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,803	2	(2)	0	0
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063		800	0	0	0	0

UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		20,235	(1)	(3,017)	0	(3,018)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037		55,665	(6,183)	925	0	(5,258)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038		40,650	(12)	(3,190)	0	(3,202)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		653	(39)	39	0	0

							$(27,623)	$104,573	$113,548	$(36,598)

62	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	IBXXLLTR Index	184,582	1.230% (SOFR plus a specified spread)	Maturity	06/22/2026	$	42,380	$0	$688	$688	$0
	Receive	IBXXLLTR Index	156,264	1.237% (SOFR plus a specified spread)	Maturity	06/22/2026		35,300	0	4	4	0

JPM	Receive	IBXXLLTR Index	236,473	1.230% (SOFR plus a specified spread)	Maturity	06/22/2026		54,325	0	912	912	0

MYC	Receive	IBXXLLTR Index	358,789	1.237% (SOFR plus a specified spread)	Maturity	06/22/2026		82,100	0	1,059	1,059	0
	Receive	IBXXLLTR Index	62,291	1.237% (SOFR plus a specified spread)	Maturity	06/22/2026		14,140	0	70	70	0
	Receive	IBXXLLTR Index	807,397	1.237% (SOFR plus a specified spread)	Maturity	06/22/2026		183,380	0	1,009	1,009	0
	Receive	IBXXLLTR Index	239,294	1.237% (SOFR plus a specified spread)	Maturity	09/21/2026		54,200	0	337	337	0

									$0	$4,079	$4,079	$0

Total Swap Agreements									$(71,067)	$157,008	$127,469	$(41,528)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$58,421	$0	$0	$58,421	$(10,576)	$0	$0	$(10,576)	$47,845	$(56,070)	$(8,225)
BOA	71,544	0	41,488	113,032	(17,023)	0	(2,720)	(19,743)	93,289	(115,250)	(21,961)
BPS	258,444	0	19,556	278,000	(179,268)	0	(17)	(179,285)	98,715	(156,020)	(57,305)
BRC	17,765	0	354	18,119	(75,441)	0	(1,471)	(76,912)	(58,793)	50,442	(8,351)
BSH	45,587	0	0	45,587	(176,445)	0	0	(176,445)	(130,858)	76,510	(54,348)
CBK	116,169	0	6,603	122,772	(112,030)	0	(6,391)	(118,421)	4,351	(5,649)	(1,298)
CIB	0	0	0	0	(291)	0	0	(291)	(291)	0	(291)
DUB	21,024	100,409	2,758	124,191	(15,187)	0	(1,871)	(17,058)	107,133	(30,550)	76,583
FAR	84,453	0	0	84,453	(58,991)	(4,397)	0	(63,388)	21,065	(33,460)	(12,395)
GLM	216,388	64,474	0	280,862	(502,943)	(2,010)	0	(504,953)	(224,091)	255,704	31,613
GST	0	0	3,133	3,133	0	0	(8,283)	(8,283)	(5,150)	7,106	1,956
IND	22	0	0	22	(103)	0	0	(103)	(81)	0	(81)
JPM	62,312	0	46,731	109,043	(145,093)	0	(3,551)	(148,644)	(39,601)	17,767	(21,834)
JPS	0	0	430	430	0	0	0	0	430	(490)	(60)
MBC	116,238	0	0	116,238	(30,898)	0	0	(30,898)	85,340	(104,500)	(19,160)
MEI	0	0	0	0	0	0	(307)	(307)	(307)	158	(149)
MYC	0	106,501	5,080	111,581	0	(7,538)	(229)	(7,767)	103,814	(17,630)	86,184
MYI	46,514	0	109	46,623	(9,375)	0	(4,843)	(14,218)	32,405	(46,012)	(13,607)
NGF	3,857	0	0	3,857	(39)	(10,382)	(367)	(10,788)	(6,931)	7,860	929
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	1,227	1,227	0	0	0	0	1,227	(1,301)	(74)
SCX	18,614	0	0	18,614	(38,091)	0	0	(38,091)	(19,477)	23,904	4,427
SOG	140,995	0	0	140,995	(30,697)	0	0	(30,697)	110,298	(125,220)	(14,922)
SSB	1,992	0	0	1,992	(33)	0	0	(33)	1,959	0	1,959
UAG	11,772	0	0	11,772	(40,237)	(3,009)	(11,478)	(54,724)	(42,952)	44,367	1,415

Total Over the Counter	$1,292,111	$271,384	$127,469	$1,690,964	$(1,442,762)	$(27,336)	$(41,528)	$(1,511,626)

(s)

Securities with an aggregate market value of $483,818 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$243,309	$243,309
Swap Agreements	0	63,545	0	0	303,134	366,679

	$0	$63,545	$0	$0	$546,443	$609,988

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,292,111	$0	$1,292,111
Purchased Options	0	0	0	0	271,384	271,384
Swap Agreements	0	123,390	0	0	4,079	127,469

	$0	$123,390	$0	$1,292,111	$275,463	$1,690,964

	$0	$186,935	$0	$1,292,111	$821,906	$2,300,952

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,701	$2,701
Futures	0	0	0	0	40,470	40,470
Swap Agreements	0	638	0	0	172,537	173,175

	$0	$638	$0	$0	$215,708	$216,346

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,442,762	$0	$1,442,762
Written Options	0	0	0	3,009	24,327	27,336
Swap Agreements	0	41,528	0	0	0	41,528

	$0	$41,528	$0	$1,445,771	$24,327	$1,511,626

	$0	$42,166	$0	$1,445,771	$240,035	$1,727,972

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$33,593	$33,593
Futures	0	0	0	0	1,693,071	1,693,071
Swap Agreements	0	383,746	0	0	897,768	1,281,514

	$0	$383,746	$0	$0	$2,624,432	$3,008,178

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,015,986)	$0	$(2,015,986)
Purchased Options	0	0	0	(29,918)	0	(29,918)
Written Options	0	0	0	7,382	42,765	50,147

64	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Swap Agreements	$0	$180,718	$0	$0	$(17,265)	$163,453

	$0	$180,718	$0	$(2,038,522)	$25,500	$(1,832,304)

	$0	$564,464	$0	$(2,038,522)	$2,649,932	$1,175,874

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(187)	$(187)
Futures	0	0	0	0	(1,957,367)	(1,957,367)
Swap Agreements	0	(108,569)	0	0	(258,915)	(367,484)

	$0	$(108,569)	$0	$0	$(2,216,469)	$(2,325,038)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$310,688	$0	$310,688
Purchased Options	0	0	0	0	18,965	18,965
Written Options	0	0	0	5,246	42,123	47,369
Swap Agreements	0	(138,012)	0	0	8,378	(129,634)

	$0	$(138,012)	$0	$315,934	$69,466	$247,388

	$0	$(246,581)	$0	$315,934	$(2,147,003)	$(2,077,650)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,369,114	$4,903,667	$6,272,781
Corporate Bonds & Notes
Banking & Finance	0	4,651,442	1,052,773	5,704,215
Industrials	0	9,878,231	295,201	10,173,432
Utilities	0	1,632,154	0	1,632,154
Convertible Bonds & Notes
Banking & Finance	0	4,196	0	4,196
Municipal Bonds & Notes
California	0	27,031	0	27,031
Illinois	0	57	0	57
U.S. Government Agencies	0	139,159,196	0	139,159,196
U.S. Treasury Obligations	0	28,029,827	0	28,029,827
Non-Agency Mortgage-Backed Securities	0	59,552,349	3,643,857	63,196,206
Asset-Backed Securities
Automobile ABS Other	0	411,932	18,598	430,530
Automobile Sequential	0	4,136,104	0	4,136,104
Casino Services	0	0	47,620	47,620
CMBS Other	0	1,819,365	0	1,819,365
Credit Card Other	0	394,335	0	394,335
Home Equity Other	0	9,105,920	0	9,105,920
Home Equity Sequential	0	205,564	0	205,564
Manufacturing House ABS Other	0	8,856	0	8,856
Manufacturing House Sequential	0	81,641	0	81,641
Whole Loan Collateral	0	1,967,266	0	1,967,266
Other ABS	0	24,645,541	3,283,876	27,929,417
Sovereign Issues	0	28,663,336	0	28,663,336
Common Stocks
Communication Services	6,390	0	119,724	126,114
Consumer Staples	0	0	12	12
Financials	417	9,585	0	10,002
Industrials	0	0	18,142	18,142
Real Estate	0	578	27	605
Warrants
Communication Services	0	11,200	0	11,200
Preferred Securities
Banking & Finance	16,315	306,269	41,657	364,241
Industrials	0	236	0	236
Real Estate Investment Trusts
Real Estate	317,602	0	0	317,602
Short-Term Instruments
Repurchase Agreements	0	412,962	0	412,962
Short-Term Notes	0	192,800	0	192,800

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Egypt Treasury Bills	$0	$7,314	$0	$7,314
Nigeria Treasury Bills	0	1,846,358	0	1,846,358
South Africa Treasury Bills	0	639,637	0	639,637
Turkey Treasury Bills	0	64,806	0	64,806
U.S. Treasury Bills	0	7,438	0	7,438

	$340,724	$319,242,640	$13,425,154	$333,008,518

Investments in Affiliates, at Value
Common Stocks
Communication Services	146,906	0	31,386	178,292
Financials	0	57,557	0	57,557
Health Care	0	0	262,445	262,445
Industrials	0	0	2	2
Short-Term Instruments
Central Funds Used for Cash Management Purposes	505,044	0	0	505,044

	$651,950	$57,557	$293,833	$1,003,340

Total Investments	$992,674	$319,300,197	$13,718,987	$334,011,858

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(3,153,617)	0	(3,153,617)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	107,647	501,985	0	609,632
Over the counter	0	1,688,329	2,635	1,690,964

	$107,647	$2,190,314	$2,635	$2,300,596

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29,789)	(186,302)	0	(216,091)
Over the counter	0	(1,475,028)	(36,598)	(1,511,626)

	$(29,789)	$(1,661,330)	$(36,598)	$(1,727,717)

Total Financial Derivative Instruments	$77,858	$528,984	$(33,963)	$572,879

Totals	$1,070,532	$316,675,564	$13,685,024	$331,431,120

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Consolidated Schedule of Investments	PIMCO Income Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$3,394,550	$2,993,536	$(1,597,167)	$8,268	$3,949	$49,402	$51,129	$0	$4,903,667	$85,999
Corporate Bonds & Notes
Banking & Finance	1,004,117	455,483	(378,097)	5,856	23,882	(58,468)	0	0	1,052,773	(58,194)
Industrials	293,632	0	(678)	(17)	0	3,018	0	(754)	295,201	3,008
Non-Agency Mortgage- Backed Securities(3)	2,497,236	3,299,015	(1,336,211)	2,659	(43)	(6,502)	0	(812,297)	3,643,857	(18,422)
Asset-Backed Securities
Automobile ABS Other	18,194	0	0	0	0	404	0	0	18,598	404
Casino Services	47,339	0	(2,562)	0	(185)	3,028	0	0	47,620	2,529
Other ABS	957,102	2,962,245	(287,250)	2,527	(27,056)	4,398	0	(328,090)	3,283,876	(26,367)
Common Stocks
Communication Services	0	0	0	0	0	119,724	0	0	119,724	119,724
Consumer Staples	13	0	0	0	0	(1)	0	0	12	(1)
Financials	268,856	0	(282,122)	0	(330,110)	343,376	0	0	0	0
Health Care	51	0	0	0	0	(51)	0	0	0	0
Industrials	8,430	31,640	(22,556)	0	364	264	0	0	18,142	264
Real Estate(4)	2	0	0	0	0	25	0	0	27	25
Warrants
Financials	362	0	(2,132)	0	(36,272)	38,042	0	0	0	0
Preferred Securities
Banking & Finance	0	39,145	0	0	0	2,512	0	0	41,657	2,512

	$8,489,884	$9,781,064	$(3,908,775)	$19,293	$(365,471)	$499,171	$51,129	$(1,141,141)	$13,425,154	$111,481

Investments in Affiliates, at Value
Common Stocks
Communication Services	17,735	0	0	0	0	13,651	0	0	31,386	13,651
Health Care	279,018	0	0	0	0	(16,573)	0	0	262,445	(16,573)
Industrials	1	0	0	0	0	1	0	0	2	1
Utilities	114,834	0	(90,424)	0	46,346	(70,756)	0	0	0	0

	411,588	0	(90,424)	0	46,346	(73,677)	0	0	293,833	(2,921)

Financial Derivative Instruments - Assets
Over the counter	$5,291	$0	$(908)	$0	$0	$(1,748)	$0	$0	$2,635	$(1,742)

Financial Derivative Instruments - Liabilities
Over the counter	$(53,377)	$61,696	$(61,844)	$0	$94,655	$(77,740)	$0	$0	$(36,598)	$10,379

Totals	$8,853,386	$9,842,760	$(4,061,951)	$19,293	$(224,470)	$346,006	$51,129	$(1,141,141)	$13,685,024	$117,197

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$962,816	Comparable Companies	EBITDA Multiple	X	16.360	—
	3,636,848	Discounted Cash Flow	Discount Rate		4.270 - 9.745	6.184
	251,107	Recent Transaction	Purchase Price		96.000 - 100.000	99.322
	52,896	Third Party Vendor	Broker Quote		43.500 - 92.625	90.984
Corporate Bonds & Notes
Banking & Finance	664,282	Discounted Cash Flow	Discount Rate		4.627 - 12.000	5.943
	388,491	Recent Transaction	Purchase Price		100.000	—
Industrials	295,201	Discounted Cash Flow	Discount Rate		4.943 - 7.020	6.102
Non-Agency Mortgage-Backed Securities	393,393	Discounted Cash Flow	Discount Rate		4.877 - 10.000	6.772
	1,873,793	Proxy Pricing	Base Price		10.000 - 1,248.150	113.011
	1,376,671	Recent Transaction	Purchase Price		91.140 - 101.713	99.969

66	PIMCO INCOME FUND	See Accompanying Notes

March 31, 2026

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)		Weighted Average
Asset-Backed Securities
Automobile ABS Other	$18,598	Discounted Cash Flow	Discount Rate		8.000		—
Casino Services	47,620	Discounted Cash Flow	Discount Rate		6.260		—
Other ABS	739,667	Discounted Cash Flow	Discount Rate		5.327 - 25.000		8.352
	2,149,479	Proxy Pricing	Base Price		89.281 - 100.00		98.443
	394,730	Recent Transaction	Purchase Price		100.000 - 100.092		100.039
Common Stocks
Communication Services	119,724	Indicative Market Quotation	Broker Quote	$	15.000		—
Consumer Staples	12	Indicative Market Quotation	Broker Quote	$	8.000		—
Industrials	8,212	Indicative Market Quotation	Broker Quote	$	0.594 - 23.000		18.372
	9,930	Indicative Market Quotation	Broker Quote	EUR	16.000		—
Real Estate	27	Other Valuation Techniques(5)	—		—		—
Preferred Securities
Banking & Finance	41,657	Discounted Cash Flow	Discount Rate		11.900		—

Investments in Affiliates, at Value
Common Stocks
Communication Services	31,386	Reference Instrument	Liquidity Discount		12.000		—
Health Care	262,445	Comparable Companies	EBITDA Multiple	X	16.360		—
Industrials	2	Expected Recovery	Price	$	0.000	(6)	—

Financial Derivative Instruments - Assets
Over the counter	2,635	Indicative Market Quotation	Broker Quote		0.191 - 4.267		3.545

Financial Derivative Instruments - Liabilities
Over the counter	(36,598)	Indicative Market Quotation	Broker Quote		(0.890) - 92.000		90.437

Total	$13,685,024

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Corporate Bonds & Notes to Non-Agency Mortgage-Backed Securities since prior fiscal year end.
(4)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(6)	Input Value is 0.0001.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 766, LLC, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities  transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

68	PIMCO INCOME FUND

March 31, 2026

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes  The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Notes to Financial Statements	(Cont.)

important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Consolidated Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading,

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clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any

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Notes to Financial Statements	(Cont.)

new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does

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Notes to Financial Statements	(Cont.)

not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated fund for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$10,612,398	$74,597,217	$(84,715,300)	$11,440	$(711)	$505,044	$633,595	$0

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†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2026	Dividend Income	Shares Held at 03/31/2026

Amsurg Equity	$279,018	$0	$0	$0	$(16,573)	$262,445	$0	5,968,052

Clear Channel Outdoor Holdings, Inc.	56,458	0	0	0	64,086	120,544	0	50,862,666

iHeartMedia, Inc. ‘A’	14,896	0	0	0	11,466	26,362	0	9,028,024

iHeartMedia, Inc. ‘B’	17,735	0	0	0	13,651	31,386	0	12,214,441

Sierra Hamilton Holder LLC	1	0	0	0	1	2	0	15,369,768

Windstream Services LLC	0	37,433	0	0	20,124	57,557	0	6,136,182

Windstream Units*	114,834	0	(90,424)	46,346	(70,756)	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Not affiliated at March 31, 2026.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Notes to Financial Statements	(Cont.)

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes

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that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of March 31, 2026, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Notes to Financial Statements	(Cont.)

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement

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to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities,

(ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Fund did not participate in the Interfund Lending Program.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Notes to Financial Statements	(Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put

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and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Notes to Financial Statements	(Cont.)

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on

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corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding

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Notes to Financial Statements	(Cont.)

securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk  is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory

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taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets  Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Distribution Rate Risk  is the risk that the Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Contingent Convertible Securities Risk  is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of the Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund.

Turnover Risk  is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory

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Notes to Financial Statements	(Cont.)

organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen market, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Fund may adversely affect PIMCO or the Fund, including by causing losses or impairing PIMCO’s or the Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under

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most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from

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the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing

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costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the amount waived and/or reimbursed was $1,520,212.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

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Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$1,997,560,853	$1,971,753,603	$55,710,569	$20,553,447

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,201,163	$45,631,343	3,554,132	$37,707,364

I-2	1,883,874	20,475,013	1,559,248	16,545,326

I-3	159,151	1,729,509	152,860	1,614,616

Administrative Class	10,564	114,916	9,965	105,836

Class A	306,410	3,327,689	302,084	3,206,798

Class C	84,973	924,668	87,218	927,452

Class R	10,850	117,997	7,530	79,900
Issued as reinvestment of distributions

Institutional Class	654,505	7,113,331	542,494	5,754,470

I-2	249,022	2,706,122	215,756	2,288,447

I-3	16,063	174,527	14,818	157,193

Administrative Class	1,547	16,794	1,522	16,140

Class A	67,963	738,193	69,499	736,922

Class C	15,256	165,661	16,982	180,050

Class R	2,621	28,476	2,565	27,202
Cost of shares redeemed

Institutional Class	(2,302,435)	(24,905,320)	(1,846,013)	(19,570,485)

I-2	(1,020,806)	(11,047,854)	(957,486)	(10,145,512)

I-3	(107,268)	(1,160,113)	(99,351)	(1,054,686)

Administrative Class	(9,680)	(104,784)	(9,238)	(97,818)

Class A	(310,034)	(3,360,084)	(331,898)	(3,517,101)

Class C	(110,433)	(1,195,497)	(114,600)	(1,214,966)

Class R	(8,295)	(89,847)	(8,164)	(86,514)

Net increase (decrease) resulting from Fund share transactions	3,795,011	$41,400,740	3,169,923	$33,660,634

†	A zero balance may reflect actual amounts rounding to less than one thousand.

90	PIMCO INCOME FUND

March 31, 2026

As of March 31, 2026, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 32% of the Fund.

14. BASIS FOR CONSOLIDATION

The consolidated financial statements include the accounts of the Fund and (the “Subsidiary”). Similarly, the Consolidated Schedule of Investments includes the portfolio holdings of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Subsidiary was formed on April 30, 2018, as a wholly owned subsidiary of the Fund and acts as an investment vehicle in order to acquire residential mortgage loans consistent with the Fund’s investment objectives and policies. The net assets of the Subsidiary as of period end represented less than 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the Fund did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral- Capital(5)	Qualified Late-Year Loss Deferral- Ordinary(6)	Total Components of Distributable Earnings

PIMCO Income Fund	$0	$0	$586,949	$(78,425)	$(12,131,380)	$0	$(226,227)	$(11,849,083)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, hyperinflationary investments, and convertible securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Notes to Financial Statements	(Cont.)	March 31, 2026

As of March 31, 2026, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Income Fund	$4,395,309	$7,736,071

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Income Fund	$337,848,890	$16,266,832	$(15,809,521)	$457,311

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, hyperinflationary investments, and convertible securities.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Income Fund	$10,940,467	$0	$958,235	$10,095,554	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

92	PIMCO INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Income Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Income Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2026, the related consolidated statement of operations for the year ended March 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2026 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Bank, N.A.

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

CZK	Czech Koruna	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

DKK	Danish Krone	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index

BISTREFI	Turkish Lira Overnight Reference Rate	EUR001M	1 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR003M	3 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

Bobl	Bundesobligation, the German word for federal government bond	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFRINDX	Secured Overnight Financing Rate Index

CAONINDX	Bloomberg CORRA Compounded Index	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	HSMMUSTF	HSBC UST Money Market Yield	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBD	To-Be-Determined

CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

94	PIMCO INCOME FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0550	$0.0000	$0.0000	$0.0550

November 2025	$0.0550	$0.0000	$0.0000	$0.0550

December 2025	$0.0550	$0.0000	$0.0000	$0.0550

January 2026	$0.0520	$0.0000	$0.0030	$0.0550

February 2026	$0.0481	$0.0000	$0.0000	$0.0481

March 2026	$0.0481	$0.0000	$0.0000	$0.0481

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0541	$0.0000	$0.0000	$0.0541

November 2025	$0.0541	$0.0000	$0.0000	$0.0541

December 2025	$0.0541	$0.0000	$0.0000	$0.0541

January 2026	$0.0512	$0.0000	$0.0029	$0.0541

February 2026	$0.0472	$0.0000	$0.0000	$0.0472

March 2026	$0.0472	$0.0000	$0.0000	$0.0472

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0536	$0.0000	$0.0000	$0.0536

November 2025	$0.0536	$0.0000	$0.0000	$0.0536

December 2025	$0.0536	$0.0000	$0.0000	$0.0536

January 2026	$0.0507	$0.0000	$0.0029	$0.0536

February 2026	$0.0467	$0.0000	$0.0000	$0.0467

March 2026	$0.0467	$0.0000	$0.0000	$0.0467

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0527	$0.0000	$0.0000	$0.0527

November 2025	$0.0527	$0.0000	$0.0000	$0.0527

December 2025	$0.0527	$0.0000	$0.0000	$0.0527

January 2026	$0.0499	$0.0000	$0.0028	$0.0527

February 2026	$0.0458	$0.0000	$0.0000	$0.0458

March 2026	$0.0458	$0.0000	$0.0000	$0.0458

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0514	$0.0000	$0.0000	$0.0514

November 2025	$0.0513	$0.0000	$0.0000	$0.0513

December 2025	$0.0513	$0.0000	$0.0000	$0.0513

January 2026	$0.0485	$0.0000	$0.0028	$0.0513

February 2026	$0.0444	$0.0000	$0.0000	$0.0444

March 2026	$0.0444	$0.0000	$0.0000	$0.0444

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2025	95

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0446	$0.0000	$0.0000	$0.0446

November 2025	$0.0445	$0.0000	$0.0000	$0.0445

December 2025	$0.0445	$0.0000	$0.0000	$0.0445

January 2026	$0.0421	$0.0000	$0.0024	$0.0445

February 2026	$0.0375	$0.0000	$0.0000	$0.0375

March 2026	$0.0375	$0.0000	$0.0000	$0.0375

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0491	$0.0000	$0.0000	$0.0491

November 2025	$0.0491	$0.0000	$0.0000	$0.0491

December 2025	$0.0490	$0.0000	$0.0000	$0.0490

January 2026	$0.0464	$0.0000	$0.0026	$0.0490

February 2026	$0.0421	$0.0000	$0.0000	$0.0421

March 2026	$0.0421	$0.0000	$0.0000	$0.0421

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

96	PIMCO INCOME FUND

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d). The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Income Fund	0.00%	0.00%	$4,298,529	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

98	PIMCO INCOME FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

100	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0766FSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO TOTAL RETURN FUND

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the PIMCO Total Return Fund	(Cont.)

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TOTAL RETURN FUND

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights	PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2026	$8.68	$0.38	$0.07	$0.45	$(0.39)	$0.00	$0.00	$(0.39)

03/31/2025	8.56	0.39	0.13	0.52	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.63	0.36	(0.09)	0.27	(0.21)	0.00	(0.13)	(0.34)

03/31/2023	9.58	0.27	(0.83)	(0.56)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.22	0.20	(0.60)	(0.40)	(0.24)	0.00	0.00	(0.24)
I-2

03/31/2026	8.68	0.37	0.08	0.45	(0.39)	0.00	0.00	(0.39)

03/31/2025	8.56	0.38	0.13	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.36	(0.10)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)
I-3

03/31/2026	8.68	0.37	0.07	0.44	(0.38)	0.00	0.00	(0.38)

03/31/2025	8.56	0.37	0.14	0.51	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.63	0.35	(0.09)	0.26	(0.20)	0.00	(0.13)	(0.33)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)
Administrative Class

03/31/2026	8.68	0.36	0.07	0.43	(0.37)	0.00	0.00	(0.37)

03/31/2025	8.56	0.36	0.14	0.50	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.63	0.34	(0.09)	0.25	(0.19)	0.00	(0.13)	(0.32)

03/31/2023	9.58	0.25	(0.83)	(0.58)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.22	0.18	(0.60)	(0.42)	(0.22)	0.00	0.00	(0.22)
Class A

03/31/2026	8.68	0.35	0.08	0.43	(0.37)	0.00	0.00	(0.37)

03/31/2025	8.56	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.63	0.33	(0.09)	0.24	(0.18)	0.00	(0.13)	(0.31)

03/31/2023	9.58	0.24	(0.83)	(0.59)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.22	0.17	(0.60)	(0.43)	(0.21)	0.00	0.00	(0.21)
Class C

03/31/2026	8.68	0.28	0.08	0.36	(0.30)	0.00	0.00	(0.30)

03/31/2025	8.56	0.29	0.14	0.43	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.63	0.27	(0.09)	0.18	(0.12)	0.00	(0.13)	(0.25)

03/31/2023	9.58	0.17	(0.82)	(0.65)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.22	0.09	(0.60)	(0.51)	(0.13)	0.00	0.00	(0.13)
Class R

03/31/2026	8.68	0.33	0.07	0.40	(0.34)	0.00	0.00	(0.34)

03/31/2025	8.56	0.33	0.14	0.47	(0.35)	0.00	0.00	(0.35)

03/31/2024	8.63	0.31	(0.09)	0.22	(0.16)	0.00	(0.13)	(0.29)

03/31/2023	9.58	0.22	(0.83)	(0.61)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.22	0.14	(0.60)	(0.46)	(0.18)	0.00	0.00	(0.18)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.74	5.32%	$35,668,208	0.52%	0.52%	0.46%	0.46%	4.32%	497%

8.68	6.22	34,437,824	0.53	0.53	0.46	0.46	4.49	606

8.56	3.27	42,614,284	0.51	0.51	0.46	0.46	4.32	469

8.63	(5.75)	44,432,756	0.49	0.49	0.46	0.46	3.09	377

9.58	(4.02)	51,678,056	0.46	0.46	0.46	0.46	1.97	289

8.74	5.22	6,254,015	0.62	0.62	0.56	0.56	4.22	497

8.68	6.12	5,346,377	0.63	0.63	0.56	0.56	4.37	606

8.56	3.17	4,757,258	0.61	0.61	0.56	0.56	4.23	469

8.63	(5.85)	4,276,414	0.59	0.59	0.56	0.56	2.99	377

9.58	(4.11)	4,428,616	0.56	0.56	0.56	0.56	1.86	289

8.74	5.17	212,059	0.67	0.72	0.61	0.66	4.18	497

8.68	6.06	170,898	0.68	0.73	0.61	0.66	4.32	606

8.56	3.12	139,332	0.66	0.71	0.61	0.66	4.18	469

8.63	(5.89)	136,834	0.64	0.69	0.61	0.66	3.03	377

9.58	(4.16)	92,075	0.61	0.66	0.61	0.66	1.81	289

8.74	5.06	600,901	0.77	0.77	0.71	0.71	4.07	497

8.68	5.96	630,807	0.78	0.78	0.71	0.71	4.23	606

8.56	3.02	731,886	0.76	0.76	0.71	0.71	4.05	469

8.63	(5.99)	1,069,278	0.74	0.74	0.71	0.71	2.79	377

9.58	(4.26)	1,569,483	0.71	0.71	0.71	0.71	1.72	289

8.74	4.97	3,858,592	0.86	0.86	0.80	0.80	3.98	497

8.68	5.86	4,112,833	0.87	0.87	0.80	0.80	4.14	606

8.56	2.93	4,553,670	0.85	0.85	0.80	0.80	3.98	469

8.63	(6.07)	5,217,377	0.83	0.83	0.80	0.80	2.74	377

9.58	(4.34)	6,460,966	0.80	0.80	0.80	0.80	1.62	289

8.74	4.19	102,253	1.61	1.61	1.55	1.55	3.23	497

8.68	5.07	115,574	1.62	1.62	1.55	1.55	3.39	606

8.56	2.16	126,074	1.60	1.60	1.55	1.55	3.22	469

8.63	(6.78)	154,869	1.58	1.58	1.55	1.55	1.96	377

9.58	(5.06)	222,903	1.55	1.55	1.55	1.55	0.87	289

8.74	4.71	381,848	1.11	1.11	1.05	1.05	3.73	497

8.68	5.60	374,610	1.12	1.12	1.05	1.05	3.89	606

8.56	2.68	386,149	1.10	1.10	1.05	1.05	3.73	469

8.63	(6.31)	414,747	1.08	1.08	1.05	1.05	2.47	377

9.58	(4.58)	549,527	1.05	1.05	1.05	1.05	1.37	289

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Consolidated Statement of Assets and Liabilities	PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$59,908,539
Investments in Affiliates	2,954,249
Financial Derivative Instruments
Exchange-traded or centrally cleared	67,063
Over the counter	403,573
Cash	17,808
Deposits with counterparty	29,781
Foreign currency, at value	118,675
Receivable for investments sold	40,939
Receivable for investments sold on a delayed-delivery basis	1,244
Receivable for TBA investments sold	27,015,198
Receivable for Fund shares sold	49,427
Interest and/or dividends receivable	291,409
Dividends receivable from Affiliates	9,713
Reimbursement receivable from PIMCO	23
Total Assets	90,907,641

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$484,227
Payable for short sales	311,428

Financial Derivative Instruments
Exchange-traded or centrally cleared	25,353
Over the counter	166,093
Payable for investments purchased	744,994
Payable for investments in Affiliates purchased	10,050
Payable for investments purchased on a delayed-delivery basis	233,690
Payable for TBA investments purchased	41,266,448
Payable for unfunded loan commitments	61,984
Deposits from counterparty	314,643
Payable for Fund shares redeemed	177,555
Distributions payable	12,609
Accrued investment advisory fees	9,709
Accrued supervisory and administrative fees	9,024
Accrued distribution fees	265
Accrued servicing fees	899
Foreign capital gains tax payable	777
Other liabilities	17
Total Liabilities	43,829,765

Commitments and Contingent Liabilities^

Net Assets	$47,077,876

Net Assets Consist of:

Paid in capital	$57,170,391
Distributable earnings (accumulated loss)	(10,092,515)

Net Assets	$47,077,876

Cost of investments in securities	$62,857,309
Cost of investments in Affiliates	$2,948,975
Cost of foreign currency held	$117,966
Proceeds received on short sales	$311,044
Cost or premiums of financial derivative instruments, net	$343,230

* Includes repurchase agreements of:	$466,534

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

Net Assets:

Institutional Class	$35,668,208
I-2	6,254,015
I-3	212,059
Administrative Class	600,901
Class A	3,858,592
Class C	102,253
Class R	381,848

Shares Issued and Outstanding:

Institutional Class	4,080,676
I-2	715,504
I-3	24,261
Administrative Class	68,747
Class A	441,449
Class C	11,698
Class R	43,686

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.74
I-2	8.74
I-3	8.74
Administrative Class	8.74
Class A	8.74
Class C	8.74
Class R	8.74

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Consolidated Statement of Operations	PIMCO Total Return Fund

Year Ended March 31, 2026
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,086,817
Dividends	16,123
Dividends from Investments in Affiliates	105,138
Miscellaneous income	3,152
Total Income	2,211,230

Expenses:

Investment advisory fees	114,051
Supervisory and administrative fees	105,809
Distribution and/or servicing fees - Administrative Class	1,512
Distribution and/or servicing fees - Class A	9,941
Distribution and/or servicing fees - Class C	1,075
Distribution and/or servicing fees - Class R	1,895
Trustee fees	294
Interest expense	29,016
Miscellaneous expense	96
Total Expenses	263,689
Waiver and/or Reimbursement by PIMCO	(267)
Net Expenses	263,422

Net Investment Income (Loss)	1,947,808

Net Realized Gain (Loss):

Investments in securities	(125,647)
Investments in Affiliates	405
Exchange-traded or centrally cleared financial derivative instruments	552,909
Over the counter financial derivative instruments	(255,336)
Foreign currency	9,416

Net Realized Gain (Loss)	181,747

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	375,876
Investments in Affiliates	44,987
Exchange-traded or centrally cleared financial derivative instruments	(341,369)
Over the counter financial derivative instruments	124,118
Foreign currency assets and liabilities	(28,814)

Net Change in Unrealized Appreciation (Depreciation)	174,798

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,304,353

* Foreign tax withholdings	$863

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Total Return Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,947,808	$2,162,562
Net realized gain (loss)	181,747	(776,979)
Net change in unrealized appreciation (depreciation)	174,798	1,549,940

Net Increase (Decrease) in Net Assets Resulting from Operations	2,304,353	2,935,523

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,568,871)	(1,775,845)
I-2	(248,552)	(226,671)
I-3	(7,859)	(7,018)
Administrative Class	(25,819)	(30,247)
Class A	(166,051)	(186,832)
Class C	(3,682)	(4,233)
Class R	(14,872)	(15,423)

Total Distributions(a)	(2,035,706)	(2,246,269)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,620,306	(8,808,984)

Total Increase (Decrease) in Net Assets	1,888,953	(8,119,730)

Net Assets:

Beginning of period	45,188,923	53,308,653
End of year	$47,077,876	$45,188,923

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Consolidated Schedule of Investments	PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(l)		$11,541	$11,541

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		92,000	92,597

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		8,483	8,516

Castlelake LP
2.950% due 05/12/2031 «~		62,691	58,742

Coreweave Compute Acquisition Co. IV LLC
9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		1,456	1,500

Databricks, Inc.
TBD% due 01/05/2032 ~µ		4,493	4,471
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		20,301	20,199

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(l)	EUR	18,900	21,846

Ecopetrol SA
TBD% due 12/18/2027 «		$10,200	10,098

Encina Private Credit LLC
TBD% due 11/30/2026 «~		382	316

Fennovoima OYJ
TBD% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~µ(l)	EUR	7,787	9,054
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~(l)		22,052	25,641

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		$10,000	10,000

KRE 1330 Broadway Owner LLC
5.480% due 06/10/2026 «~		111,395	52,626

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		24,000	24,000

Project Flash
TBD% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		57,471	57,470
TBD% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		29,217	29,217

Project Hudson II
7.730% due 05/29/2026 «~		26,500	26,594

Project Quasar Pledgco SLU
5.190% (EUR001M + 3.250%) due 04/15/2026 «~	EUR	38,259	43,937

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$9,697	8,534

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	5,900	7,497

Total Loan Participations and Assignments (Cost $585,275)			524,396

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 11.9%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$700	723

ABN AMRO Bank NV
2.470% due 12/13/2029 •		1,000	947
6.339% due 09/18/2027 •		1,300	1,311

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	45,050

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		1,900	1,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/29/2028 (n)	$643	$619
3.650% due 07/21/2027	6,900	6,828
4.625% due 10/15/2027	10,700	10,716
6.450% due 04/15/2027	8,105	8,259

Aircastle Ltd.
2.850% due 01/26/2028	54,500	52,828
4.250% due 06/15/2026	1,500	1,498

Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~	8,000	8,292
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~	8,000	8,156

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	600	594

Ally Financial, Inc.
2.200% due 11/02/2028	890	838
4.750% due 06/09/2027 (n)	2,372	2,377
6.848% due 01/03/2030 •(n)	8,400	8,768

American Assets Trust LP
3.375% due 02/01/2031	28,500	25,704

American Express Co.
2.550% due 03/04/2027	1,960	1,932
5.085% due 01/30/2031 •	5,000	5,086

American Homes 4 Rent LP
2.375% due 07/15/2031	2,600	2,293
4.250% due 02/15/2028	6,678	6,645
4.900% due 02/15/2029	53,900	54,203

American Tower Corp.
2.750% due 01/15/2027	23,000	22,713
3.375% due 10/15/2026	4,165	4,141
3.650% due 03/15/2027	275	273
5.200% due 02/15/2029 (n)	5,300	5,392
5.800% due 11/15/2028	825	851

Antares Holdings LP
3.950% due 07/15/2026	6,200	6,179
6.500% due 02/08/2029	16,200	16,227
7.950% due 08/11/2028	20,600	21,366

Aon North America, Inc.
5.125% due 03/01/2027	6,763	6,799
5.150% due 03/01/2029 (n)	4,800	4,904

ARES Capital Corp.
5.100% due 01/15/2031 (n)	14,800	14,239

Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~	600	636

Athene Global Funding
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	5,900	5,911
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~	25,000	25,031
5.322% due 11/13/2031 (n)	8,000	7,914

Aviation Capital Group LLC
3.500% due 11/01/2027	1,000	982
5.125% due 04/10/2030 (n)	3,400	3,419
5.375% due 07/15/2029	1,100	1,118
6.250% due 04/15/2028	8,318	8,556

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	7,703	7,444
4.700% due 01/30/2031	15,700	15,392
4.950% due 10/15/2032	14,100	13,739
5.750% due 03/01/2029 (n)	6,100	6,239
6.375% due 05/04/2028	1,900	1,956

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	10,600	10,887

Banco Santander SA
4.175% due 03/24/2028 •	19,200	19,119
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~	24,800	24,956
5.565% due 01/17/2030	37,900	38,851
6.527% due 11/07/2027 •	15,800	15,999
6.607% due 11/07/2028	15,800	16,609

Bank of America Corp.
2.551% due 02/04/2028 •	38,300	37,721
3.419% due 12/20/2028 •	32,648	32,084
3.559% due 04/23/2027 •	5,086	5,083
3.824% due 01/20/2028 •	6,035	6,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.970% due 03/05/2029 •	$3,020	$2,994
4.271% due 07/23/2029 •	850	847
4.376% due 04/27/2028 •	8,460	8,455
4.456% due 02/06/2032 •	15,100	14,914
4.948% due 07/22/2028 •	9,143	9,204
4.979% due 01/24/2029 •	8,000	8,065
4.997% (SOFRRATE + 1.350%) due 09/15/2027 ~	15,000	15,057
5.933% due 09/15/2027 •	48,200	48,539
6.204% due 11/10/2028 •(n)	5,897	6,060

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •	7,400	7,525

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026	11,100	11,151

Barclays PLC
2.894% due 11/24/2032 •	2,209	1,975
4.219% due 05/24/2030 •	10,600	10,440
4.837% due 09/10/2028 •	20,600	20,684
4.942% due 09/10/2030 •	2,100	2,111
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~	46,500	46,829
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~	29,000	29,116
5.674% due 03/12/2028 •	26,700	26,956
5.690% due 03/12/2030 •	16,500	16,958
6.490% due 09/13/2029 •	17,500	18,226
6.496% due 09/13/2027 •	42,300	42,644
7.385% due 11/02/2028 •	31,700	33,024
7.437% due 11/02/2033 •	3,191	3,570

BGC Group, Inc.
6.150% due 04/02/2030	1,400	1,425
6.600% due 06/10/2029	12,600	13,005
8.000% due 05/25/2028	18,100	19,089

Blackstone Secured Lending Fund
5.250% due 09/04/2029	18,100	17,751

Blue Owl Finance LLC
3.125% due 06/10/2031	2,000	1,727

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~	300	302
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~	250	247
11.510% (FHMMUSTF + 8.000%) due 01/08/2029 ~	250	246

BNP Paribas SA
1.904% due 09/30/2028 •	39,900	38,366
2.871% due 04/19/2032 •(n)	5,800	5,261
5.125% due 01/13/2029 •	16,800	16,978
5.198% due 01/10/2030 •	33,000	33,480
5.497% due 05/20/2030 •	26,700	27,360
5.786% due 01/13/2033 •(n)	2,800	2,895

Boston Properties LP
2.450% due 10/01/2033	4,076	3,300
3.400% due 06/21/2029 (n)	24,141	23,148

BPCE SA
4.760% due 01/13/2032 •(n)	17,700	17,462
5.281% due 05/30/2029	4,750	4,846
5.876% due 01/14/2031 •	13,300	13,706
5.936% due 05/30/2035 •	4,900	5,014
6.612% due 10/19/2027 •	29,050	29,376
6.714% due 10/19/2029 •(n)	16,700	17,473
7.003% due 10/19/2034 •	5,400	5,904

Brandywine Operating Partnership LP
3.950% due 11/15/2027 (n)	13,116	12,591
4.550% due 10/01/2029 (n)	16,500	15,063
8.300% due 03/15/2028 (n)	1,900	1,935

Brixmor Operating Partnership LP
2.250% due 04/01/2028	2,500	2,401
3.900% due 03/15/2027	3,090	3,073
4.125% due 06/15/2026	8,500	8,495

Brookfield Finance, Inc.
4.350% due 04/15/2030 (n)	1,200	1,182

CaixaBank SA
5.673% due 03/15/2030 •(n)	3,000	3,083

Canadian Imperial Bank of Commerce
4.243% due 09/08/2028 •	6,100	6,086
4.580% due 09/08/2031 •(n)	10,000	9,961

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$1,300	$1,300
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		1,300	1,300
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		5,500	5,741

Capital One Financial Corp.
4.722% due 01/30/2032 •(n)		5,600	5,517
4.927% due 05/10/2028 •		18,700	18,754

CI Financial Corp.
4.625% due 12/12/2031	EUR	19,700	22,807
7.500% due 05/30/2029		$7,900	8,294

Citadel Finance LLC
4.750% due 02/14/2029		7,600	7,452

Citibank NA
4.838% due 08/06/2029		7,750	7,854

Citigroup, Inc.
2.572% due 06/03/2031 •		8,600	7,886
3.070% due 02/24/2028 •		71,900	71,043
4.658% due 05/24/2028 •(n)		2,400	2,405
5.174% due 02/13/2030 •(n)		3,800	3,859

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		300	300
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		300	300

Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,648
5.550% due 03/01/2028		8,554	8,623

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		32,000	32,071
5.447% due 03/05/2030 •(n)		10,850	11,098

COPT Defense Properties LP
2.750% due 04/15/2031 (n)		2,700	2,447

Corebridge Global Funding
4.650% due 08/20/2027		3,300	3,304
5.750% due 07/02/2026		2,500	2,509

CoStar Group, Inc.
2.800% due 07/15/2030		9,600	8,685

CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,518
1.750% due 01/14/2030		28,900	27,914

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	27,900	8,699

Credit Agricole SA
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~		$21,850	21,904
6.316% due 10/03/2029 •		16,750	17,441

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		9,900	9,818
6.740% due 03/20/2030 «(l)		8,400	8,271

Credit Suisse AG AT1 Claim		27,500	9,625

Crown Castle, Inc.
2.900% due 03/15/2027		500	493
3.700% due 06/15/2026		600	599
4.800% due 09/01/2028		4,000	4,022
5.600% due 06/01/2029		3,100	3,174

Danske Bank AS
4.298% due 04/01/2028 •		18,900	18,875
4.662% due 03/27/2029 •		15,000	15,036
4.999% due 03/27/2032 •		3,200	3,209
5.427% due 03/01/2028 •		3,700	3,736
5.705% due 03/01/2030 •(n)		5,600	5,761

Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	458
1.750% due 11/19/2030 •		32,800	35,224
2.311% due 11/16/2027 •		$26,300	25,944
3.729% due 01/14/2032 •		800	744
4.879% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	18,351
5.000% due 09/05/2030 •	EUR	22,200	26,594

Digital Realty Trust LP
3.600% due 07/01/2029		$13,617	13,229
4.450% due 07/15/2028		43,490	43,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DOC Dr. LLC
3.950% due 01/15/2028		$3,900	$3,860

East Lane Re VII Ltd.
12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		1,600	1,603

Empower Finance 2020 LP
1.357% due 09/17/2027 (n)		15,600	14,950

EPR Properties
3.600% due 11/15/2031		15,100	13,714
3.750% due 08/15/2029		14,900	14,281
4.500% due 06/01/2027 (n)		7,800	7,769
4.750% due 12/15/2026		4,100	4,098
4.950% due 04/15/2028		25,572	25,543

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		8,000	7,929

Equinix, Inc.
1.550% due 03/15/2028		38,144	36,124

Equitable America Global Funding
3.950% due 09/15/2027		4,100	4,068

Essex Portfolio LP
3.375% due 04/15/2026		880	880

Everglades Re II Ltd.
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		1,650	1,679

Extra Space Storage LP
3.500% due 07/01/2026		5,600	5,588

F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (n)		3,600	3,419

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	6,128

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	4,326

First American Financial Corp.
4.000% due 05/15/2030		8,290	7,912

Fish Pond Re Ltd.
7.580% (BRMMUSDF + 4.020%) due 01/08/2027 ~		1,400	1,420

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		14,209	13,630
2.900% due 02/10/2029		2,000	1,871
4.000% due 11/13/2030 (n)		12,500	11,638
4.542% due 08/01/2026		9,200	9,188
4.950% due 05/28/2027		3,150	3,150
4.970% due 04/06/2029		21,600	21,341
5.113% due 05/03/2029 (n)		7,650	7,580
5.303% due 09/06/2029		800	796
5.420% due 04/09/2031		8,700	8,546
5.800% due 03/08/2029		57,900	58,567
5.875% due 11/07/2029 (n)		9,000	9,116
5.918% due 03/20/2028		13,500	13,676
6.125% due 03/08/2034		1,600	1,586
7.350% due 11/04/2027		2,445	2,524
7.350% due 03/06/2030		950	1,003

FS KKR Capital Corp.
6.875% due 08/15/2029		700	688

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		950	950

General Motors Financial Co., Inc.
5.011% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,173

Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	0

Globe Life, Inc.
2.150% due 08/15/2030		$5,575	5,009

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		400	357
4.000% due 01/15/2030		19,400	18,632
4.000% due 01/15/2031		2,800	2,656
5.250% due 02/15/2033 (n)		6,200	6,083
5.300% due 01/15/2029		3,100	3,136
5.750% due 11/01/2037		15,000	14,532

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		1,800	1,800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		$3,500	$3,564

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,483
4.148% due 01/21/2029 •		14,100	14,017
4.516% due 01/21/2032 •		8,000	7,880
4.745% (SOFRRATE + 1.080%) due 01/28/2031 ~		33,300	33,292
5.049% due 07/23/2030 •(n)		22,400	22,673
5.207% due 01/28/2031 •(n)		33,200	33,742
6.484% due 10/24/2029 •		38,500	40,282

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		20,700	20,374

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	9,943

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		1,300	1,347

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	40,500	46,438

GSPA Monetization Trust
6.422% due 10/09/2029		$7,612	7,663

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		11,900	12,126

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		300	298

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	2,352

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		8,900	8,911
4.980% due 06/07/2030 «(l)		5,800	5,817
5.160% due 06/07/2032 «(l)		13,900	13,988

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030 (n)		9,455	8,708

Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,694
3.100% due 02/15/2030		2,800	2,639

Herbie Re Ltd.
7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		400	401

Hestia Re Ltd.
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		400	406
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	409

Highwoods Realty LP
3.050% due 02/15/2030		600	554
4.200% due 04/15/2029		3,600	3,502

Host Hotels & Resorts LP
3.375% due 12/15/2029 (n)		7,600	7,225
3.500% due 09/15/2030		2,800	2,633

HSBC Holdings PLC
4.398% due 03/10/2030 •		31,200	30,975
4.685% (SOFRRATE + 1.030%) due 03/03/2029 ~		5,000	5,015
4.899% due 03/03/2029 •		2,000	2,012
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~		26,300	26,376
5.546% due 03/04/2030 •(n)		15,800	16,193
5.597% due 05/17/2028 •		5,600	5,664
5.887% due 08/14/2027 •		25,600	25,726
7.390% due 11/03/2028 •		61,500	64,123

Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)		24,000	19,424
3.950% due 11/01/2027 (n)		4,400	4,156
4.650% due 04/01/2029 (n)		7,300	6,236
5.950% due 02/15/2028 (n)		11,567	10,984

ING Groep NV
4.017% due 03/28/2028 •		3,600	3,584
4.250% due 05/16/2031 •(i)(k)		200	174
5.066% due 03/25/2031 •		2,000	2,018
5.335% due 03/19/2030 •(n)		5,700	5,822

Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		550	550

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.510% (FHMMUSTF + 8.000%) due 06/06/2027 ~		$250	$255
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		250	256
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		700	727
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		1,300	1,429

Intercontinental Exchange, Inc.
3.625% due 09/01/2028		4,400	4,333
4.200% due 03/15/2031		2,600	2,565

Invitation Homes Operating Partnership LP
2.300% due 11/15/2028		3,250	3,060

JAB Holdings BV
2.200% due 11/23/2030		335	299

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	25,548
1.578% due 04/22/2027 •(n)		9,900	9,884
2.182% due 06/01/2028 •		56,450	55,038
2.739% due 10/15/2030 •(n)		5,800	5,464
2.947% due 02/24/2028 •		39,550	39,058
3.540% due 05/01/2028 •		2,000	1,982
4.323% due 04/26/2028 •		1,835	1,834
4.347% due 01/22/2032 •		1,400	1,381
4.411% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,003
4.526% (SOFRRATE + 0.860%) due 10/22/2028 ~(n)		11,100	11,125
4.596% (SOFRRATE + 0.930%) due 07/22/2028 ~		15,500	15,534
4.603% due 10/22/2030 •(n)		25,000	25,058
4.851% due 07/25/2028 •(n)		7,660	7,699
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	39,769
4.915% due 01/24/2029 •(n)		5,800	5,851
4.979% due 07/22/2028 •(n)		18,400	18,528
5.012% due 01/23/2030 •(n)		39,700	40,261
5.299% due 07/24/2029 •		25,600	26,081
6.070% due 10/22/2027 •		20,464	20,661
6.087% due 10/23/2029 •(n)		5,000	5,196

JPMorgan Chase Bank NA
4.649% (SOFRRATE + 1.000%) due 12/08/2026 ~		17,200	17,275

Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,636
2.650% due 11/15/2033		4,800	3,820
3.050% due 02/15/2030 (n)		6,700	6,111
4.250% due 08/15/2029 (n)		5,549	5,368
4.750% due 12/15/2028		3,300	3,277
6.250% due 01/15/2036		6,300	6,247

Kimco Realty OP LLC
1.900% due 03/01/2028		3,524	3,374

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,476

KKR Group Finance Co. VI LLC
3.750% due 07/01/2029		300	290

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	15,200	17,684

Kookmin Bank
4.500% due 02/01/2029 (k)		$2,500	2,487

Lazard Group LLC
4.500% due 09/19/2028		7,000	6,971

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		8,761	8,957

Lloyds Bank PLC
0.000% due 04/02/2032 þ		41,200	30,952

Lloyds Banking Group PLC
4.241% due 02/10/2030 •		15,000	14,842
4.375% due 03/22/2028		2,300	2,296
4.425% due 11/04/2031 •		11,600	11,441
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,400	25,514
5.087% due 11/26/2028 •		1,750	1,766
5.462% due 01/05/2028 •		17,700	17,833
5.985% due 08/07/2027 •		1,100	1,105

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		$600	$600
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		500	500

Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	8,161
3.250% due 11/13/2028		10,900	12,515

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		$2,600	2,753

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,500	2,576

LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,391
2.700% due 09/15/2030		900	822

Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		1,300	1,310

MassMutual Global Funding II
4.648% (SOFRRATE + 0.980%) due 07/10/2026 ~		48,800	48,896

Metropolitan Life Global Funding I
3.450% due 12/18/2026		7,500	7,457

Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	6,107
4.505% due 01/14/2032 •		7,100	7,000
5.197% due 01/16/2031 •		15,700	15,961
5.422% due 02/22/2029 •		18,800	19,109

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031		8,200	8,109

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,922
2.201% due 07/10/2031 •		29,200	26,312
5.382% due 07/10/2030 •		19,800	20,258
5.414% due 09/13/2028 •		24,400	24,736

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	1,000	719

Morgan Stanley
2.734% (EUR003M + 0.700%) due 10/05/2029 ~	EUR	15,200	17,563
3.383% due 01/23/2032 •		10,000	11,354
3.772% due 01/24/2029 •		$2,276	2,246
3.790% due 03/21/2030 •	EUR	2,900	3,373
4.133% due 10/18/2029 •		$6,100	6,030
4.238% due 01/09/2030 •		2,200	2,178
4.654% due 10/18/2030 •(n)		25,700	25,694
5.042% due 07/19/2030 •(n)		3,100	3,136
5.123% due 02/01/2029 •		7,400	7,484
5.173% due 01/16/2030 •		23,841	24,180
5.449% due 07/20/2029 •		3,400	3,461
5.652% due 04/13/2028 •		4,700	4,757
5.656% due 04/18/2030 •		800	823
6.407% due 11/01/2029 •		33,800	35,282

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		10,100	10,093
4.447% due 10/15/2027 •		7,600	7,605
4.518% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,011
4.568% (SOFRRATE + 0.900%) due 01/12/2029 ~		16,000	16,047
4.607% (SOFRRATE + 0.940%) due 07/14/2028 ~		49,500	49,546
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,853
5.882% due 10/30/2026		24,000	24,225

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		18,150	18,061

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •(n)		14,700	14,654
4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,350	2,347

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		5,800	5,828

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Health Investors, Inc.
3.000% due 02/01/2031		$6,990	$6,293

Nationwide Building Society
3.960% due 07/18/2030 •		34,800	34,028
4.000% due 09/03/2027 •	GBP	2,300	3,038
5.264% due 11/10/2026		$5,500	5,541
6.557% due 10/18/2027 •		20,275	20,506

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		1,500	1,496
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		1,100	1,139

NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,487
4.892% due 05/18/2029 •		14,600	14,706
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,380
5.583% due 03/01/2028 •		16,500	16,665

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	29,697
2.450% due 09/15/2028		500	457
2.750% due 03/09/2028		8,550	7,999

Nomura Holdings, Inc.
2.172% due 07/14/2028		1,500	1,422
2.679% due 07/16/2030		9,500	8,694
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	12,981
5.594% due 07/02/2027		11,300	11,441
5.842% due 01/18/2028		13,500	13,798
6.070% due 07/12/2028		12,000	12,380
6.181% due 01/18/2033		6,000	6,361

Old Republic International Corp.
3.875% due 08/26/2026		2,850	2,847

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,344
3.625% due 10/01/2029		14,300	13,753

OneMain Finance Corp.
6.625% due 01/15/2028		1,000	1,008

Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,653

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	364

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$700	722

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		45,794	35,859

Panther Escrow Issuer LLC
7.125% due 06/01/2031 (n)		19,900	19,977

Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	17,366
6.875% due 07/15/2029 (n)		4,800	5,030

Pinnacol Assurance
8.625% due 06/25/2034 «(l)		15,000	15,927

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		300	301
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		300	300
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		2,200	2,306
14.161% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		9,100	9,409

Primerica, Inc.
2.800% due 11/19/2031		3,000	2,687

Principal Life Global Funding II
1.250% due 08/16/2026		4,000	3,956

Prologis LP
4.200% due 02/15/2033	CAD	15,100	10,821

Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		$1,000	1,000

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		$7,800	$8,046

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	1,400	1,618

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 07/08/2027 ~		300	358

Realty Income Corp.
2.200% due 06/15/2028		$550	525
3.950% due 08/15/2027		1,100	1,095
4.875% due 06/01/2026		6,600	6,601

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		2,000	1,871

RNHB BV
0.000% due 01/28/2027 «	EUR	1,989	2,329
0.000% due 10/28/2027 «		1,876	2,192
0.000% due 04/28/2028 «		992	1,213
0.000% due 10/28/2028 «		2,125	2,472
6.760% due 03/01/2027 «		1,087	1,250

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(l)		$40,000	39,487

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •		20,600	20,693
5.100% due 12/10/2029		5,100	5,155

Sanders Re III Ltd.
15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		17,400	11,310

Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	796
5.256% (SOFRRATE + 1.610%) due 03/20/2029 ~		20,400	20,565
5.353% due 09/06/2030 •		15,600	15,774
5.473% due 03/20/2029 •		5,400	5,477

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •(n)		25,600	26,422

SBA Tower Trust
2.328% due 07/15/2052		12,200	11,765

SBL Holdings, Inc.
7.200% due 10/30/2034 (n)		3,600	3,152

Sixth Street Lending Partners
6.125% due 07/15/2030 (n)		4,100	4,079
6.500% due 03/11/2029		1,500	1,521

Societe Generale SA
1.792% due 06/09/2027 •		11,900	11,838
6.446% due 01/10/2029 •		25,400	26,152
6.691% due 01/10/2034 •		32,100	34,304

Standard Chartered Bank
4.853% due 12/03/2027		19,800	20,021

Standard Chartered PLC
6.187% due 07/06/2027 •		1,500	1,506
6.301% due 01/09/2029 •		16,000	16,439
6.750% due 02/08/2028 •		400	407

Starwood Property Trust, Inc.
4.375% due 01/15/2027 (n)		2,000	1,991

State Street Bank & Trust Co.
4.782% due 11/23/2029 (n)		4,650	4,726

Stifel Financial Corp.
4.000% due 05/15/2030		27,600	26,831

Store Capital LLC
2.700% due 12/01/2031		600	523
2.750% due 11/18/2030		4,160	3,747

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,767
2.472% due 01/14/2029		18,800	17,847
5.240% due 04/15/2030		44,100	45,077
5.520% due 01/13/2028		19,000	19,390
5.880% due 07/13/2026		2,300	2,311

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		12,800	12,732

Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,642
2.700% due 07/15/2031		1,800	1,611
4.200% due 04/15/2032		6,300	6,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Synchrony Bank
5.625% due 08/23/2027		$12,500	$12,642

Synchrony Financial
5.150% due 03/19/2029 (n)		5,450	5,465

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028		37,000	36,815
4.500% due 03/24/2029		16,700	16,596
4.850% due 03/24/2031		12,900	12,744

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	1,132	1,438

Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,812
5.156% due 01/10/2028		9,100	9,219

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		2,200	2,275
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		1,300	1,348
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		700	706

Toyota Motor Credit Corp.
4.050% due 09/05/2028		2,000	1,994

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		300	300

UBS AG
5.650% due 09/11/2028		600	619

UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	2,271
0.650% due 09/10/2029		1,200	1,259
1.000% due 06/24/2027 •		1,500	1,728
2.125% due 11/15/2029 •	GBP	800	980
2.250% due 06/09/2028 •		1,100	1,410
2.875% due 04/02/2032 •	EUR	2,200	2,447
3.091% due 05/14/2032 •		$3,300	3,027
3.869% due 01/12/2029 •		43,400	42,912
4.125% due 04/15/2026		28,200	28,200
4.194% due 04/01/2031 •		2,550	2,496
4.214% due 04/10/2030 •		30,000	29,625
4.253% due 03/23/2028		4,200	4,186
4.282% due 01/09/2028 (n)		500	498
4.375% due 02/10/2031 •(i)(k)		2,000	1,772
4.550% due 04/17/2026		5,300	5,300
4.751% due 05/12/2028 •		2,800	2,808
5.959% due 01/12/2034 •		19,000	19,833
6.246% due 09/22/2029 •		18,900	19,646
6.327% due 12/22/2027 •		42,600	43,170
7.000% due 09/30/2027 •	GBP	900	1,204

Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		$300	298
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		2,000	2,019

Ursa Re Ltd.
9.040% (BNMMDTSC + 5.500%) due 12/07/2026 ~		16,800	17,049
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~		25,000	25,709

Ventas Realty LP
3.000% due 01/15/2030		23,000	21,672

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2034 ~		1,200	1,200
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		300	300

VICI Properties LP
4.750% due 02/15/2028		18,250	18,273
4.750% due 04/01/2028 (n)		8,500	8,510
5.750% due 04/01/2034		2,600	2,625

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		2,400	2,400
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		900	900
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	$5,148
2.393% due 06/02/2028 •(n)		$20,160	19,681
3.000% due 10/23/2026		4,263	4,234
3.526% due 03/24/2028 •(n)		34,900	34,620
3.584% due 05/22/2028 •		860	852
4.078% due 09/15/2029 •		11,100	10,980
4.150% due 01/24/2029 (n)		2,450	2,437
4.808% due 07/25/2028 •		14,267	14,330
5.150% due 04/23/2031 •(n)		18,800	19,125
5.198% due 01/23/2030 •		22,400	22,754
5.574% due 07/25/2029 •(n)		48,317	49,432
5.707% due 04/22/2028 •		18,900	19,147
6.303% due 10/23/2029 •		20,600	21,458

Welltower OP LLC
4.250% due 04/01/2026		800	800

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$300	299

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	307
13.750% (BNMMDTSC + 10.210%) due 02/26/2031 ~		670	697

WP Carey, Inc.
4.250% due 10/01/2026		1,700	1,699

Yellow Tulip Assetco BV
0.000% due 07/30/2036 «	EUR	4,250	4,912

Yellow Tulip Bidco BV
0.000% due 07/30/2036 «		4,377	1,503

			5,611,374

INDUSTRIALS 6.9%

7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,341
1.800% due 02/10/2031 (n)		6,100	5,283

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		12,328	12,322

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		13,000	12,811

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,038	994
3.600% due 09/15/2028		2,610	2,575
5.250% due 10/01/2030		6,790	6,887

Aker BP ASA
4.000% due 01/15/2031		1,100	1,056

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		10,704	10,713

Amazon.com, Inc.
3.850% due 03/13/2028		500	499
4.000% due 03/13/2029		9,600	9,553

Amdocs Ltd.
2.538% due 06/15/2030		2,100	1,901

American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,137	1,019
3.000% due 04/15/2030		11,990	11,630
3.150% due 08/15/2033 (n)		18,840	17,584
3.200% due 12/15/2029		9,904	9,659
3.250% due 04/15/2030		5,101	4,861
3.350% due 04/15/2031		9,300	9,001
3.375% due 11/01/2028		6,689	6,608
3.500% due 08/15/2033		3,541	3,273
3.575% due 07/15/2029		5,043	4,977
3.600% due 03/22/2029		4,736	4,682
3.650% due 02/15/2029		4,156	4,046
3.650% due 12/15/2029		3,085	2,994
3.700% due 04/01/2028		2,986	2,976
4.900% due 11/11/2039		18,300	17,872

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029 (n)		8,000	7,961

Amgen, Inc.
1.650% due 08/15/2028		2,850	2,688

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 03/02/2028		$31,160	$31,630

Amrize Finance U.S. LLC
4.700% due 04/07/2028		22,000	22,142

AppLovin Corp.
5.125% due 12/01/2029 (n)		7,500	7,545

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	6,200	7,100

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		$29,900	29,605

Bayer U.S. Finance LLC
6.125% due 11/21/2026		36,300	36,636
6.250% due 01/21/2029		43,100	44,773
6.375% due 11/21/2030		36,300	38,184
6.500% due 11/21/2033		7,800	8,298

Beignet Investor LLC
6.581% due 05/30/2049		501,594	516,105

Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028		2,900	2,764
3.080% due 07/01/2051 (n)		7,000	4,571

BMW U.S. Capital LLC
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~		12,600	12,632
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~		33,500	33,606
4.650% due 03/19/2027		5,400	5,425

Boeing Co.
2.700% due 02/01/2027		8,125	8,013
3.200% due 03/01/2029		1,000	965
3.250% due 02/01/2028 (n)		6,700	6,570
5.040% due 05/01/2027		7,968	8,014
5.150% due 05/01/2030 (n)		30,741	31,267
6.298% due 05/01/2029		4,500	4,726
6.388% due 05/01/2031		8,100	8,641

British Airways Pass-Through Trust
2.900% due 09/15/2036		626	575
3.300% due 06/15/2034		4,291	4,067
3.350% due 12/15/2030		2,856	2,775
3.800% due 03/20/2033		1,063	1,039

Broadcom, Inc.
3.137% due 11/15/2035		73,238	62,254
5.050% due 07/12/2027		1,025	1,036

Centene Corp.
2.450% due 07/15/2028		49,373	46,010
3.000% due 10/15/2030		9,977	8,749
3.375% due 02/15/2030		9,100	8,226
4.250% due 12/15/2027		6,109	6,004
4.625% due 12/15/2029		32,943	31,294

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		7,900	5,545
3.700% due 04/01/2051 (n)		2,200	1,363
3.850% due 04/01/2061 (n)		2,040	1,193
4.400% due 04/01/2033 (n)		1,850	1,731
6.100% due 06/01/2029 (n)		6,000	6,216
6.484% due 10/23/2045 (n)		1,500	1,384

Choice Hotels International, Inc.
3.700% due 12/01/2029		5,090	4,883

CLN Magnetto Group
7.490% due 10/25/2031 «		43,000	43,220

CommonSpirit Health
4.352% due 09/01/2030		18,350	18,087

Conagra Brands, Inc.
1.375% due 11/01/2027		12,490	11,878

Continental Resources, Inc.
4.375% due 01/15/2028 (n)		2,389	2,374

Cornell University
4.169% due 06/15/2030		10,000	9,933

CRH America Finance, Inc.
3.400% due 05/09/2027		1,600	1,585

CVS Health Corp.
4.300% due 03/25/2028		290	289

CVS Pass-Through Trust
8.353% due 07/10/2031		115	124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
4.500% due 04/12/2031		$7,300	$7,168

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		1,544	1,493

Discovery Global Holdings, Inc.
3.755% due 03/15/2027		222	219

DISH DBS Corp.
5.250% due 12/01/2026		3,400	3,373

Emory University
2.143% due 09/01/2030		7,300	6,642

Enbridge, Inc.
1.600% due 10/04/2026		400	395
3.125% due 11/15/2029		2,000	1,907
5.250% due 04/05/2027		1,100	1,110
6.000% due 11/15/2028		21,100	21,898

Energy Transfer LP
4.550% due 01/15/2031		9,995	9,908
4.950% due 05/15/2028		1,091	1,101
4.950% due 06/15/2028		1,100	1,112
5.550% due 05/15/2034		5,250	5,348
6.050% due 12/01/2026		2,400	2,423
6.100% due 12/01/2028		1,500	1,559

Enterprise Products Operating LLC
4.600% due 01/15/2031		800	802

Expedia Group, Inc.
4.625% due 08/01/2027		1,000	1,001

Ferguson Finance PLC
3.250% due 06/02/2030		4,400	4,147

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		4,700	4,688
4.550% due 03/10/2029		13,100	13,042

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	587
4.300% due 01/15/2029		1,760	1,750

Fiserv, Inc.
2.650% due 06/01/2030		37,580	34,235
5.150% due 03/15/2027		21,500	21,609

Flex Ltd.
4.875% due 05/12/2030		17,200	17,184

Ford Motor Co.
3.250% due 02/12/2032 (n)		11,800	10,253

GE Capital Funding LLC
4.550% due 05/15/2032		8,000	7,981

Glencore Funding LLC
3.875% due 10/27/2027		1,417	1,404

Global Payments, Inc.
2.900% due 05/15/2030 (n)		3,892	3,559
3.200% due 08/15/2029		1,000	943
4.500% due 11/15/2028		4,600	4,557
4.875% due 11/15/2030 (n)		14,600	14,345
5.200% due 11/15/2032 (n)		11,700	11,364

Gray Oak Pipeline LLC
3.450% due 10/15/2027		23,200	22,773

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		800	829

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	43,700	50,164
6.375% due 06/15/2051		16,000	18,367

HCA, Inc.
4.125% due 06/15/2029 (n)		$4,500	4,439
5.200% due 06/01/2028 (n)		13,020	13,218
5.375% due 09/01/2026		26,700	26,721
5.875% due 02/01/2029 (n)		5,700	5,867

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		10,000	9,478

Hyatt Hotels Corp.
5.250% due 06/30/2029 (n)		7,600	7,721

Hyundai Capital America
1.650% due 09/17/2026		73,100	72,169
2.100% due 09/15/2028		33,000	31,080
4.600% due 04/06/2028 (c)		17,400	17,401
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~		30,000	30,067
4.750% due 04/06/2029 (c)		26,700	26,679

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.850% due 03/25/2027 (n)		$22,000	$22,081
5.250% due 01/08/2027		16,400	16,495
5.300% due 01/08/2029		6,500	6,590
5.950% due 09/21/2026		11,800	11,874
6.500% due 01/16/2029		8,400	8,771

Icon Investments Six DAC
5.809% due 05/08/2027		1,400	1,407

Imperial Brands Finance PLC
3.500% due 07/26/2026		8,500	8,476
3.875% due 07/26/2029		30,650	29,930

INEOS Finance PLC
5.625% due 08/15/2030 (n)	EUR	10,000	10,108

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		$6,300	4,586

Jabil, Inc.
4.200% due 02/01/2029		900	889
4.750% due 02/01/2033		5,000	4,871

JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,170	6,370
2.950% due 11/15/2029		432	404
4.000% due 05/15/2034		4,407	4,184

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		6,394	5,857

Kraton Corp.
5.000% due 07/15/2027		1,200	1,210

Kyndryl Holdings, Inc.
2.700% due 10/15/2028		3,285	3,039

Las Vegas Sands Corp.
5.900% due 06/01/2027		31,300	31,714
6.000% due 08/15/2029 (n)		11,300	11,617

Leidos, Inc.
2.300% due 02/15/2031		13,600	12,108

Liberty Utilities Finance GP 1
2.050% due 09/15/2030 (n)		14,600	13,124

LifePoint Health, Inc.
11.000% due 10/15/2030 (n)		9,200	9,906

Maple Parent Holdings Corp.
4.750% due 03/26/2029		5,900	5,900

Marriott International, Inc.
5.450% due 09/15/2026		6,500	6,526

Mars, Inc.
4.450% due 03/01/2027		5,100	5,117
4.600% due 03/01/2028		16,900	17,009
5.000% due 03/01/2032 (n)		5,500	5,567

Mather Foundation
2.675% due 10/01/2031		1,050	938

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		3,200	3,223

Mitsubishi Corp.
4.000% due 09/09/2028		2,400	2,387

Motorola Solutions, Inc.
2.300% due 11/15/2030 (n)		11,770	10,617

MPLX LP
4.000% due 03/15/2028		256	254

National Football League
5.480% due 10/05/2028 «(l)		27,600	27,885

National Fuel Gas Co.
2.950% due 03/01/2031 (n)		10,900	9,913

NetApp, Inc.
2.700% due 06/22/2030		31,100	28,579

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,458
4.345% due 09/17/2027		$133,700	130,161
4.810% due 09/17/2030		41,900	38,084

NTT Finance Corp.
3.678% due 07/16/2033	EUR	5,100	5,832
4.091% due 07/16/2037		4,500	5,164
4.567% due 07/16/2027		$3,600	3,609
4.620% due 07/16/2028		3,200	3,213
4.748% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,900	1,915
4.876% due 07/16/2030		4,800	4,832
4.978% (SOFRRATE + 1.310%) due 07/16/2030 ~		7,100	7,209

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		$4,100	$4,043
3.875% due 06/18/2026		37,682	37,634

Open Text Corp.
6.900% due 12/01/2027		8,600	8,833

Oracle Corp.
2.300% due 03/25/2028		1,892	1,803
2.800% due 04/01/2027		300	295
4.450% due 09/26/2030 (n)		4,000	3,856
4.550% due 02/04/2029		9,100	8,987
4.800% due 08/03/2028		300	300
5.875% due 09/26/2045 (n)		5,700	4,921
5.950% due 09/26/2055 (n)		11,000	9,261
6.150% due 11/09/2029		1,200	1,238

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	5,862
4.335% due 11/15/2028		3,400	3,385

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 03/30/2029		3,600	3,662

Petroleos Mexicanos
10.000% due 02/07/2033		13,700	15,617

President & Fellows of Harvard College
2.517% due 10/15/2050		550	332

Quest Diagnostics, Inc.
4.600% due 12/15/2027		1,700	1,708

Renesas Electronics Corp.
2.170% due 11/25/2026		3,801	3,743

Rolls-Royce PLC
5.750% due 10/15/2027		5,548	5,637

S&P Global, Inc.
2.950% due 03/01/2029		1,900	1,831

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030 (n)		29,100	28,898

Santos Finance Ltd.
6.875% due 09/19/2033 (n)		18,100	19,723

Saudi Arabian Oil Co.
4.375% due 02/02/2031		38,000	36,967

Skyworks Solutions, Inc.
1.800% due 06/01/2026		380	378

Smurfit Westrock Financing DAC
5.185% due 01/15/2036 (n)		4,900	4,824

Snam SpA
5.000% due 05/28/2030		14,200	14,352

Southern Co.
1.750% due 03/15/2028		7,190	6,846

Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		6,800	6,807

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		3,570	3,507

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 03/20/2028		19,800	19,902

T-Mobile USA, Inc.
2.050% due 02/15/2028		1,000	960
3.875% due 04/15/2030 (n)		17,657	17,200
4.200% due 10/01/2029		7,300	7,257

Teledyne Technologies, Inc.
2.250% due 04/01/2028		1,500	1,439

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,344
7.000% due 10/15/2028		3,900	4,140

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	4,881	7,061

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	1,700	1,587

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$7,387	6,805
2.900% due 11/01/2029		1,233	1,182
3.100% due 01/07/2030		3,452	3,365
3.450% due 06/01/2029		3,416	3,351
3.450% due 01/07/2030		1,371	1,333
3.500% due 09/01/2031		4,952	4,818
3.750% due 03/03/2028 (n)		837	835
4.000% due 10/11/2027		1,673	1,671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.150% due 02/25/2033		$8,620	$8,449
5.450% due 08/15/2038		28,568	29,205
5.800% due 07/15/2037 (n)		43,255	44,672
5.875% due 04/15/2029		23,681	24,093

Venture Global Calcasieu Pass LLC
6.250% due 01/15/2030		13,000	13,304

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,947
8.125% due 06/01/2028		10,000	10,232
9.875% due 02/01/2032		1,400	1,504

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		14,700	15,126
6.500% due 06/15/2034		36,400	37,914

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	8,900	10,439
4.500% due 08/15/2030		$920	817
5.250% due 05/15/2029	GBP	10,000	12,677

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		$1,520	1,309
5.625% due 04/15/2032	EUR	23,400	24,928
6.750% due 01/15/2033		$4,200	3,758
7.750% due 04/15/2032 (n)		10,600	10,174

VMware LLC
1.800% due 08/15/2028		3,000	2,825
4.700% due 05/15/2030 (n)		9,100	9,159

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,678
4.350% due 06/08/2027		11,580	11,549
4.550% due 09/11/2028 (n)		23,000	22,946
4.750% due 11/13/2028		39,500	39,493
4.850% due 09/11/2030		13,600	13,481
4.950% due 03/25/2027		15,000	15,064
5.050% due 03/27/2028		24,400	24,562
5.350% due 03/27/2030		1,800	1,826
5.650% due 03/25/2032		12,200	12,395
5.700% due 09/12/2026 (n)		6,800	6,837
6.000% due 11/16/2026		25,950	26,200
6.200% due 11/16/2028		13,950	14,431

Weir Group, Inc.
5.350% due 05/06/2030		18,500	18,757

Wessex Water Services Finance PLC
5.375% due 03/10/2028	GBP	3,507	4,624

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		$6,100	6,119

Xylem, Inc.
3.250% due 11/01/2026		2,400	2,388

			3,265,277

UTILITIES 2.9%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039		6,734	5,452

AEP Texas, Inc.
3.950% due 06/01/2028		5,800	5,744

AES Corp.
2.450% due 01/15/2031 (n)		10,600	9,382
3.950% due 07/15/2030 (n)		18,167	17,379

Alabama Power Co.
4.300% due 03/15/2031		800	792

AT&T, Inc.
4.400% due 04/30/2031		59,500	58,916
4.700% due 08/15/2030 (n)		14,200	14,325
4.750% due 04/30/2033		14,900	14,763

Boston Gas Co.
3.150% due 08/01/2027		2,900	2,855

Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028		6,100	6,137

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028		6,600	6,750

Clearway Energy Operating LLC
3.750% due 02/15/2031 (n)		10,700	9,914

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,200	3,351

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		7,700	7,486

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
5.450% due 06/15/2029 (n)		$13,300	$13,429
5.750% due 06/15/2027		4,700	4,737

EDP Finance BV
1.710% due 01/24/2028		38,300	36,360

Electricite de France SA
5.700% due 05/23/2028		5,000	5,120

Emera U.S. Finance LLC
4.500% due 04/01/2029		10,300	10,290

ENEL Finance International NV
1.625% due 07/12/2026		17,400	17,270
2.125% due 07/12/2028		18,000	17,091
2.500% due 07/12/2031		800	711
4.625% due 06/15/2027		35,600	35,682
5.000% due 06/15/2032 (n)		12,900	12,895
5.125% due 06/26/2029 (n)		2,500	2,536

EPH Financing International AS
6.651% due 11/13/2028	EUR	16,400	20,064

Evergy Metro, Inc.
2.250% due 06/01/2030		$2,600	2,378

Eversource Energy
4.450% due 12/15/2030 (n)		9,100	8,980

Exelon Corp.
2.750% due 03/15/2027		770	758

Fells Point Funding Trust
3.046% due 01/31/2027		8,500	8,406

FirstEnergy Corp.
2.250% due 09/01/2030		7,000	6,310
3.900% due 07/15/2027		2,000	1,984

FORESEA Holding SA
7.500% due 06/15/2030		2,013	1,978

India Green Power Holdings
4.000% due 02/22/2027		4,400	4,302

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		6,370	6,141

ITC Holdings Corp.
2.950% due 05/14/2030		20,900	19,569

Jersey Central Power & Light Co.
4.400% due 01/15/2031		8,600	8,479

Monongahela Power Co.
3.550% due 05/15/2027		4,400	4,358

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		290	248

New York State Electric & Gas Corp.
1.950% due 10/01/2030		18,300	16,068

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		42,290	38,553
3.830% due 06/12/2030	CAD	1,700	1,222
4.400% due 03/01/2031 (n)		$7,000	6,940

Niagara Mohawk Power Corp.
4.278% due 12/15/2028		17,600	17,506

NorthWestern Corp.
5.073% due 03/21/2030		3,200	3,252

Nova Securitisation SARL
5.750% due 02/03/2031		10,000	9,687

ONEOK, Inc.
4.250% due 09/24/2027		45,425	45,323
4.400% due 10/15/2029		32,625	32,437
4.750% due 10/15/2031		20,250	20,041
5.650% due 11/01/2028		6,100	6,264
5.700% due 11/01/2054 (n)		11,400	10,410
6.050% due 09/01/2033		36,100	37,866

Orange SA
4.250% due 01/13/2031		5,000	4,906

Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	28,000
2.500% due 02/01/2031 (n)		39,700	35,590
3.250% due 06/01/2031		18,660	17,219
3.300% due 03/15/2027		9,400	9,290
3.300% due 12/01/2027		10,000	9,796
3.300% due 08/01/2040		10,719	8,023
3.500% due 08/01/2050		51,900	34,344
3.750% due 07/01/2028		12,700	12,481
3.950% due 12/01/2047		24,400	17,777

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.200% due 03/01/2029		$26,800	$26,490
4.400% due 03/01/2032		26,200	25,274
4.500% due 12/15/2041		10,400	8,687
4.550% due 07/01/2030		29,903	29,508
4.650% due 08/01/2028		6,100	6,110
5.000% due 06/04/2028 (n)		37,700	38,034
5.050% due 10/15/2032		26,700	26,539
6.100% due 01/15/2029 (n)		25,250	26,136
6.400% due 06/15/2033		15,500	16,460

PacifiCorp
3.300% due 03/15/2051		100	62
4.650% due 04/15/2029		6,000	6,002
5.100% due 04/15/2031		2,000	2,006
5.300% due 02/15/2031		11,300	11,458
5.450% due 04/15/2033		4,600	4,616

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~		46,200	46,235

Public Service Co. of Colorado
1.900% due 01/15/2031		1,900	1,679

Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		19,000	18,468

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		11,600	10,951

Rio Oil Finance Trust
8.200% due 04/06/2028		956	986
9.750% due 01/06/2027		5,586	5,712

Rochester Gas & Electric Corp.
1.850% due 12/01/2030		600	528

SCE Recovery Funding LLC
4.453% due 03/15/2036		20,000	19,816

Southern California Edison Co.
2.500% due 06/01/2031		7,760	6,934
2.750% due 02/01/2032 (n)		18,550	16,553
3.650% due 06/01/2051		15,000	10,293
4.400% due 09/06/2026		3,600	3,600
4.875% due 02/01/2027		5,100	5,114
5.150% due 06/01/2029		50,300	51,019
5.250% due 03/15/2030		7,500	7,619
5.650% due 10/01/2028		2,000	2,050

Southern California Gas Co.
2.950% due 04/15/2027		6,830	6,741

Southwestern Electric Power Co.
4.100% due 09/15/2028		257	255

SW Finance I PLC
1.625% due 03/30/2027	GBP	1,559	1,981

Toledo Edison Co.
2.650% due 05/01/2028		$18,667	17,734

Verizon Communications, Inc.
5.750% due 11/30/2045		10,300	10,038

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		19,800	20,025
5.088% due 05/01/2029		5,916	5,945

Vistra Operations Co. LLC
4.700% due 01/31/2031		7,400	7,285
5.350% due 01/31/2036		7,000	6,852

WEC Energy Group, Inc.
1.800% due 10/15/2030		5,538	4,875

			1,352,987

Total Corporate Bonds & Notes (Cost $10,342,903)			10,229,638

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.704% due 06/01/2030		5,100	4,808

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.534% due 06/01/2028		5,100	4,936
2.584% due 06/01/2029		3,600	3,434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$2	$2

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	6,206
3.714% due 06/01/2041	1,680	1,333
3.850% due 06/01/2050	9,890	9,042
4.214% due 06/01/2050	12,600	9,556

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	214

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	5,532

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	5,700	5,540

		50,603

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	177

FLORIDA 0.0%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	5,100	5,348

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	48,220	52,085

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.275% due 02/01/2036	1,600	1,573

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	3,300	3,383

		4,956

NEW YORK 0.2%

New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	20,685
2.127% due 03/15/2032	23,000	20,253
2.227% due 03/15/2033	23,000	19,855
2.277% due 03/15/2034	19,000	16,261

New York State Urban Development Corp. Revenue Notes, Series 2020
1.827% due 03/15/2029	800	754

		77,808

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	178

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.946% due 11/01/2028	2,435	2,306
2.046% due 11/01/2029	1,400	1,301
2.096% due 11/01/2030	1,750	1,591

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		$53,002	$54,318
5.169% due 04/01/2041		34,500	34,974

			94,490

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031		1,630	1,490
3.401% due 06/01/2034		10,930	9,559
3.501% due 06/01/2035		9,935	8,564

			19,613

Total Municipal Bonds & Notes (Cost $324,706)			305,258

U.S. GOVERNMENT AGENCIES 43.0%

Colombia TES
11.750% due 01/24/2035	COP	120,813,300	29,954

Federal Home Loan Mortgage Corp.
2.000% due 03/01/2052		$10,206	8,251
3.000% due 08/01/2026 - 08/01/2052		127,480	113,806
3.500% due 04/01/2026 - 09/01/2050		38,015	36,285
4.000% due 10/01/2033 - 02/01/2053		60,798	58,010
4.500% due 03/01/2028 - 07/01/2053		11,448	11,140
5.000% due 03/01/2036 - 08/01/2054		177,868	176,518
5.500% due 09/01/2027 - 07/01/2054		894,109	901,224
5.695% due 02/01/2037 •		1	1
5.869% due 09/01/2028 - 11/01/2028 •		16	16
5.890% due 01/01/2034 •		177	181
5.969% due 04/01/2036 •		59	61
5.980% due 05/01/2037 •		22	22
5.982% due 05/01/2035 •		368	376
6.000% due 08/01/2026 - 04/01/2055		148,738	153,003
6.025% due 01/01/2037 •		9	9
6.035% due 11/01/2035 •		146	150
6.090% due 09/01/2035 •		5	5
6.095% due 06/01/2033 •		21	21
6.145% due 08/01/2035 •		2	2
6.161% due 04/01/2036 •		2	2
6.216% due 09/01/2035 •		2	2
6.225% due 10/01/2035 •		1,085	1,123
6.311% due 02/01/2037 •		1	1
6.345% due 08/01/2035 •		24	24
6.347% due 03/01/2035 •		116	117
6.368% due 08/01/2035 •		470	484
6.370% due 11/01/2035 •		226	231
6.375% due 10/01/2035 •		9	10
6.385% due 02/01/2036 •		14	15
6.413% due 03/01/2035 •		3	3
6.425% due 10/01/2035 •		400	411
6.430% due 07/01/2035 •		189	194
6.481% due 08/01/2035 - 05/01/2037 •		2	1
6.485% due 09/01/2035 •		222	228
6.499% due 10/01/2035 •		289	296
6.500% due 06/01/2029 - 04/01/2055		26,513	27,444
6.500% due 08/01/2035 •		2	2
6.504% due 06/01/2035 •		1,392	1,443
6.516% due 03/01/2036 •		4	4
6.521% due 09/01/2035 •		5	5
6.534% due 07/01/2030 •		39	40
6.643% due 07/01/2032 •		1	1
6.647% due 11/01/2034 •		10	10
6.743% due 05/01/2037 •		5	6
6.797% due 07/01/2035 •		217	223
6.870% due 05/01/2036 •		12	13

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.891% due 06/01/2037 •	$1	$1
7.000% due 06/01/2026 - 03/01/2038	23	24
7.500% due 02/01/2027 - 10/01/2036	25	24

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.875% due 04/25/2026	1,267	1,264
2.939% due 04/25/2029	2,600	2,502
4.219% due 08/25/2027 •	4,586	4,584

Federal Home Loan Mortgage Corp. Reference REMICS
6.000% due 04/15/2036	1,328	1,383

Federal Home Loan Mortgage Corp. REMICS
1.840% due 02/15/2041 •	9	6
2.082% due 11/15/2038 ~(a)	5,187	488
2.187% due 06/15/2039 ~(a)	1,935	169
2.213% due 06/15/2042 •(a)	4,073	418
2.314% due 05/15/2038 ~(a)	379	33
2.348% due 10/15/2041 ~(a)	1,078	61
2.463% due 02/15/2038 •(a)	65	4
2.513% due 05/15/2039 •(a)	96	9
2.663% due 03/15/2037 •(a)	81	7
2.713% due 08/15/2036 •(a)	42	4
2.723% due 12/15/2041 •(a)	4,103	426
2.793% due 09/15/2036 •(a)	59	6
2.863% due 11/15/2036 •(a)	2,096	179
3.000% due 08/15/2027 (a)	367	5
3.500% due 01/15/2042 - 08/15/2042	16,442	15,498
3.977% due 10/15/2043 •	20,367	19,977
4.000% due 10/15/2033 - 02/15/2042	15,714	15,247
4.037% due 07/15/2034 - 05/15/2037 •	390	386
4.087% due 08/15/2035 - 02/15/2037 •	63	62
4.107% due 07/15/2034 •	58	57
4.127% due 02/15/2037 •	6	6
4.137% due 12/15/2029 - 11/15/2043 •	1,537	1,521
4.146% due 08/15/2040 - 10/15/2040 •	11,180	10,991
4.187% due 06/15/2031 - 05/15/2041 •	545	540
4.197% due 05/15/2036 •	149	149
4.236% due 11/15/2042 •	2,762	2,740
4.237% due 11/15/2030 - 12/15/2031 •	1	0
4.287% due 06/15/2030 - 12/15/2032 •	9	9
4.307% due 01/15/2041 •	358	356
4.337% due 02/15/2032 - 01/15/2042 •	86	86
4.367% due 05/15/2032 - 07/15/2037 •	785	784
4.377% due 10/15/2037 •	204	204
4.387% due 12/15/2032 - 11/15/2037 •	667	667
4.417% due 10/15/2037 •	267	267
4.457% due 08/15/2037 •	977	978
4.497% due 10/15/2037 •	397	398
4.500% due 08/15/2033 - 05/15/2039	254	251
4.507% due 05/15/2037 •	294	295
4.517% due 05/15/2040 •	6	6
4.532% due 12/25/2055 •	11,694	11,693
4.537% due 08/15/2036 •	7	7
4.562% due 10/25/2055 •	2,353	2,365
4.581% due 03/15/2050 •	4,445	4,467
4.602% due 11/25/2054 •	14,876	14,973
4.637% due 11/15/2039 •	6	6
4.662% due 08/25/2055 •	11,064	11,166
4.697% due 07/15/2037 •	84	85
4.762% due 10/25/2055 •	4,015	4,040
4.862% due 02/25/2055 •	20,217	20,390
4.887% due 03/15/2043 •	298	283
4.962% due 09/25/2054 •	901	907
5.000% due 08/15/2034 - 07/15/2036	1,296	1,312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/15/2033 - 05/15/2036	$938	$964
5.950% due 06/15/2028	732	737
6.000% due 07/15/2026 - 10/15/2036	1,338	1,376
6.250% due 12/15/2028	18	18
6.499% due 05/15/2033 •	45	50
6.500% due 06/15/2027 - 05/15/2035	3,114	3,182
7.000% due 08/15/2029 - 08/15/2031	229	235
7.500% due 03/17/2027 - 08/15/2030	187	193
15.920% due 08/15/2037 •	170	229

Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/15/2052 (a)	296,939	36,573
2.213% due 08/15/2042 •(a)	8,272	818
3.461% due 09/15/2043 - 12/15/2043 •	5,795	5,765
4.137% due 07/15/2036 •	115	114
4.337% due 03/15/2044 •	1,206	1,193

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	38	38
4.539% due 01/25/2036 ~	978	957
4.562% due 08/15/2032 ~	24	23
4.776% due 05/25/2043 •	2,233	2,234
5.059% due 02/25/2045 •	3,270	3,196
5.259% due 07/25/2044 •	506	494
6.500% due 01/25/2028 - 10/25/2043	4,975	5,113
7.000% due 10/25/2043	3,178	3,306

Federal National Mortgage Association
2.000% due 03/01/2052	9,448	7,628
2.500% due 02/01/2040 - 03/01/2040	4,361	3,979
3.000% due 10/01/2026 - 09/01/2057	357,565	317,869
3.500% due 04/01/2026 - 08/01/2049	34,307	33,495
4.000% due 06/01/2026 - 01/01/2059	254,781	244,159
4.045% due 12/01/2029	8,530	8,481
4.145% due 03/01/2033 •	5	5
4.300% due 11/01/2029	11,735	11,745
4.500% due 04/01/2026 - 08/01/2053	50,000	48,603
4.714% due 12/01/2036 •	6	6
5.000% due 10/01/2026 - 03/01/2054	227,878	226,389
5.113% due 06/01/2043 •	571	577
5.114% due 07/01/2042 - 12/01/2044 •	2,657	2,682
5.164% due 09/01/2041 •	1,034	1,041
5.314% due 10/01/2030 - 10/01/2040 •	221	222
5.365% due 11/01/2037 •	2	3
5.395% due 11/01/2031 •	20	21
5.415% due 02/01/2035 •	240	243
5.491% due 03/01/2035 •	4	4
5.500% due 10/01/2029 - 08/01/2054	985,757	994,293
5.510% due 09/01/2034 •	5	5
5.538% due 09/01/2035 •	127	130
5.552% due 02/01/2035 •	7	7
5.585% due 10/01/2034 •	119	121
5.590% due 01/01/2036 •	1	1
5.624% due 02/01/2035 •	48	49
5.643% due 01/01/2035 •	409	417
5.647% due 11/01/2035 •	222	225
5.663% due 08/01/2035 •	21	21
5.689% due 02/01/2035 •	14	15
5.695% due 02/01/2027 •	1	1
5.701% due 01/01/2035 •	593	609
5.710% due 12/01/2034 •	7	7
5.711% due 11/01/2034 •	42	43
5.731% due 01/01/2035 •	261	265
5.750% due 01/01/2035 •	8	8
5.754% due 12/01/2034 •	7	7
5.766% due 11/01/2035 •	445	458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.782% due 04/01/2033 •	$3	$3
5.784% due 02/01/2035 •	370	378
5.788% due 01/01/2036 •	27	27
5.795% due 12/01/2034 •	1	2
5.800% due 01/01/2036 •	38	39
5.835% due 10/01/2034 •	64	65
5.842% due 12/01/2033 •	100	103
5.843% due 09/01/2035 •	9	9
5.889% due 03/01/2034 •	1	1
5.891% due 03/01/2034 •	138	142
5.915% due 11/01/2034 •	58	59
5.927% due 11/01/2035 •	27	28
5.932% due 01/01/2037 •	2	2
5.937% due 12/01/2034 •	122	125
5.938% due 01/01/2035 •	79	82
5.954% due 02/01/2035 •	87	89
5.959% due 12/01/2033 •	38	39
5.978% due 12/01/2035 •	56	57
5.980% due 12/01/2034 •	3	4
5.983% due 04/01/2035 •	4	4
5.992% due 12/01/2036 •	1	1
5.998% due 03/01/2036 •	59	60
6.000% due 09/01/2028 - 05/01/2054	68,904	71,202
6.002% due 05/01/2030 •	1	1
6.004% due 12/01/2035 •	6	6
6.035% due 06/01/2035 •	52	54
6.040% due 10/01/2035 •	35	36
6.049% due 04/01/2036 •	7	7
6.050% due 02/01/2035 •	3	3
6.053% due 09/01/2035 •	269	273
6.060% due 12/01/2033 •	67	69
6.071% due 11/01/2034 •	2	2
6.072% due 03/01/2036 •	67	69
6.090% due 12/01/2034 •	1	1
6.103% due 11/01/2032 •	1	1
6.133% due 12/01/2030 •	1	1
6.135% due 08/01/2033 •	1	1
6.140% due 09/01/2029 •	1	1
6.155% due 11/01/2035 - 01/01/2036 •	44	44
6.162% due 02/01/2036 •	45	46
6.163% due 10/01/2035 •	29	29
6.175% due 09/01/2034 •	28	28
6.185% due 08/01/2032 - 11/01/2035 •	251	258
6.200% due 08/01/2035 •	64	65
6.210% due 06/01/2035 •	548	565
6.220% due 07/01/2026 - 05/01/2035 •	357	367
6.223% due 12/01/2027 •	16	16
6.225% due 12/01/2026 •	1	1
6.232% due 11/01/2034 •	126	132
6.250% due 03/01/2034 •	207	212
6.251% due 05/01/2036 •	54	56
6.260% due 06/01/2035 •	47	49
6.274% due 08/01/2027 •	6	6
6.275% due 09/01/2035 •	1	2
6.277% due 09/01/2033 •	2	2
6.287% due 11/01/2035 •	78	80
6.305% due 07/01/2035 •	1	1
6.307% due 04/01/2034 •	9	9
6.315% due 05/01/2035 •	3	3
6.325% due 10/01/2027 •	4	4
6.344% due 09/01/2034 •	508	521
6.345% due 09/01/2035 •	172	176
6.346% due 06/01/2035 •	43	44
6.348% due 11/01/2034 •	81	83
6.352% due 09/01/2033 - 05/01/2034 •	27	27
6.368% due 03/01/2033 •	9	9
6.375% due 08/01/2035 - 09/01/2036 •	45	46
6.381% due 08/01/2035 •	284	291
6.383% due 09/01/2035 - 05/01/2038 •	1,862	1,937
6.398% due 08/01/2035 •	107	109
6.405% due 06/01/2035 •	3	3
6.410% due 10/01/2034 •	57	58
6.413% due 06/01/2033 •	3	4
6.414% due 02/01/2036 •	25	26

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.415% due 09/01/2037 •	$4	$4
6.419% due 07/01/2034 •	1	1
6.425% due 03/01/2035 •	1	1
6.457% due 04/01/2027 •	1	1
6.460% due 05/01/2035 •	4	4
6.472% due 08/01/2035 •	31	32
6.487% due 09/01/2035 •	21	22
6.498% due 05/01/2033 •	2	2
6.500% due 05/01/2027 - 03/01/2055	26,819	27,773
6.510% due 09/01/2035 •	85	87
6.515% due 09/01/2035 •	106	108
6.520% due 10/01/2035 •	33	34
6.529% due 07/01/2035 •	28	28
6.532% due 11/01/2035 •	69	71
6.535% due 05/01/2035 •	231	237
6.537% due 07/01/2035 •	20	21
6.546% due 04/01/2038 •	1	1
6.594% due 09/01/2037 •	1	1
6.612% due 05/01/2037 •	2	2
6.797% due 05/01/2035 •	18	18
6.811% due 06/01/2035 •	23	23
6.974% due 05/01/2035 •	5	5
7.000% due 03/01/2031 - 02/01/2036	189	192
7.000% due 04/01/2035 •	84	86
7.500% due 08/01/2026 - 09/01/2030	3	2
8.000% due 12/01/2026 - 08/01/2032	540	555
8.500% due 08/01/2026 - 09/01/2031	136	137

Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	76	79
6.500% due 07/25/2042	17	17
7.000% due 12/25/2041	1	1
7.500% due 10/25/2040 - 07/25/2041	27	27
7.500% due 06/19/2041 ~	6	6

Federal National Mortgage Association REMICS
0.000% due 03/25/2036 (b)(g)	466	431
0.374% due 02/25/2033 •	317	289
0.553% due 11/25/2040 •	2	1
1.854% due 03/25/2036 ~(a)	3,800	222
2.171% due 05/25/2044 ~(a)	3,231	227
2.192% due 06/25/2055 ~(a)	3,111	215
2.199% due 12/25/2038 ~(a)	3,659	295
2.294% due 02/25/2037 •(a)	5	0
2.324% due 06/25/2037 •(a)	37	2
2.374% due 12/25/2042 •(a)	682	68
2.474% due 05/25/2037 - 01/25/2040 •(a)	330	24
2.524% due 08/25/2042 •(a)	4,547	641
2.604% due 03/25/2037 •(a)	16	2
2.774% due 07/25/2036 •(a)	163	16
2.824% due 12/25/2036 •(a)	20	2
2.864% due 12/25/2036 •(a)	61	7
2.874% due 07/25/2037 •(a)	39	5
2.984% due 05/25/2037 •(a)	16	1
3.000% due 08/25/2040 - 10/25/2040	22,506	21,571
3.478% due 10/25/2043 •	12,233	11,662
3.500% due 08/25/2042	12,088	11,385
3.842% due 07/25/2037 •	29	28
3.902% due 03/25/2034 •	3	3
3.912% due 03/25/2036 •	208	206
3.932% due 08/25/2034 •	3	3
4.000% due 07/25/2040	125	124
4.026% due 04/25/2036 - 05/25/2037 •	331	327
4.076% due 01/25/2033 - 05/25/2048 •	11,531	11,278
4.096% due 11/25/2036 - 06/25/2037 •	105	104
4.126% due 05/25/2034 - 04/25/2043 •	568	562
4.136% due 03/25/2037 •	3	2
4.146% due 01/25/2037 •	140	139
4.156% due 07/25/2037 •	128	127
4.176% due 06/25/2029 - 06/25/2047 •	16,194	15,954

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.186% due 04/18/2028 - 09/25/2035 •	$9	$9
4.206% due 11/25/2040 •	1,135	1,128
4.216% due 06/25/2036 •	93	93
4.226% due 10/25/2030 - 04/25/2047 •	21,983	21,651
4.236% due 10/18/2030 - 07/25/2036 •	315	314
4.276% due 08/25/2030 - 12/25/2049 •	23,481	23,218
4.296% due 10/25/2040 •	11	11
4.326% due 09/25/2041 •	231	230
4.336% due 12/18/2031 •	8	8
4.356% due 08/25/2037 •	1,420	1,417
4.376% due 06/25/2030 - 07/25/2034 •	402	403
4.426% due 03/25/2040 •	268	268
4.446% due 03/25/2038 •	18	18
4.481% due 01/25/2051 •	18,283	18,359
4.496% due 06/25/2037 •	45	45
4.500% due 01/25/2035 - 09/25/2041	63,245	62,633
4.526% due 04/25/2031 - 11/25/2039 •	170	171
4.562% due 09/25/2054 •	18,124	18,198
4.581% due 12/25/2050 •	5,220	5,199
4.596% due 02/25/2038 •	59	59
4.612% due 01/25/2055 •	7,642	7,696
4.676% due 04/25/2032 - 11/25/2033 •	362	365
4.776% due 04/25/2043 •	749	709
4.862% due 12/25/2053 - 02/25/2055 •	30,532	30,797
4.912% due 02/25/2055 •	21,360	21,572
5.000% due 09/18/2027 - 04/25/2035	182	184
5.500% due 08/25/2035	13	14
5.750% due 12/20/2027	12	12
6.000% due 05/17/2027 - 04/25/2043	2,008	2,076
6.125% due 05/25/2035 ~	673	686
6.500% due 07/18/2027 - 12/25/2033	1,572	1,619
7.000% due 12/18/2026 - 01/25/2048	100	101
7.500% due 08/20/2027 - 09/20/2027	10	10
8.500% due 02/17/2027	3	3

Federal National Mortgage Association REMICS Trust
2.824% due 06/25/2037 •(a)	103	6
4.668% due 12/25/2042 ~	3,066	3,056
4.978% due 10/25/2042 ~	2,315	2,328
5.750% due 08/25/2034	201	206
6.000% due 10/25/2044	98	101
6.250% due 02/25/2029	28	28
6.500% due 06/25/2028 - 07/25/2043	40	41
6.651% due 08/25/2037 ~	15	15
7.500% due 02/25/2029	6	7

Federal National Mortgage Association Trust
4.126% due 05/25/2042 - 03/25/2044 •	334	333
6.500% due 06/25/2044	507	515
7.000% due 12/25/2045	8	8

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	191,740	8,751

FHLMC-GNMA
7.500% due 09/20/2026 - 06/20/2027	35	35

Government National Mortgage Association
2.500% due 03/15/2043 - 04/20/2052	48,580	41,854
3.000% due 07/20/2046 - 09/20/2055	265,822	237,554
3.500% due 10/15/2041 - 02/20/2056	797,119	733,867
4.000% due 01/15/2048 - 09/20/2055	76,814	72,395
4.450% due 02/20/2060 •	809	815

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/15/2033 - 11/20/2049	$50,485	$49,704
5.000% due 07/15/2033 - 06/20/2050	2,439	2,473
5.125% due 10/20/2026 - 10/20/2033 •	269	270
5.125% (H15T1Y + 1.500%) due 10/20/2026 ~	3	3
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	9	9
5.375% due 07/20/2027 - 07/20/2034 •	278	278
5.625% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~	2	2
5.625% due 01/20/2027 - 06/20/2041 •	1,222	1,230
6.000% due 04/15/2028 - 12/20/2041	355	372
6.500% due 04/15/2026 - 09/20/2038	31	32
7.000% due 04/20/2026 - 10/15/2034	55	58
7.500% due 05/20/2026 - 02/15/2035	24	25
8.000% due 11/15/2026 - 10/20/2031	54	55
8.500% due 11/20/2026 - 04/15/2031	31	31
9.000% due 07/15/2030 - 11/15/2030	15	14

Government National Mortgage Association REMICS
3.950% due 04/20/2063 - 05/20/2063 •	323	323
4.000% due 05/20/2041	2,668	2,588
4.000% due 02/20/2044 (a)	7,546	800
4.010% due 08/20/2045 •	1,864	1,819
4.132% due 05/20/2047 •	404	389
4.133% due 11/20/2068 •	275	275
4.173% due 09/20/2052 - 01/20/2072 •	58,676	58,295
4.190% due 11/20/2037 •	91	90
4.213% due 05/20/2065 •	378	378
4.240% due 07/20/2049 •	1,258	1,234
4.243% due 02/20/2067 •	1,218	1,218
4.247% due 04/20/2065 •	3	3
4.253% due 06/20/2067 •	529	529
4.257% due 06/20/2065 •	1,902	1,901
4.267% due 09/20/2065 •	2,700	2,699
4.283% due 01/20/2061 - 07/20/2063 •	508	508
4.323% due 02/20/2074 •	11,078	11,092
4.333% due 05/20/2065 •	739	739
4.353% due 04/20/2062 - 06/20/2065 •	1,502	1,502
4.363% due 06/20/2065 •	949	949
4.383% due 03/20/2062 - 09/20/2065 •	3,548	3,551
4.403% due 08/20/2065 •	7,667	7,675
4.443% due 12/20/2065 •	4,143	4,150
4.467% due 02/20/2060 •	82	82
4.473% due 01/20/2073 •	11,821	11,920
4.483% due 04/20/2070 •	18,552	18,570
4.533% due 12/20/2065 - 10/20/2066 •	7,211	7,233
4.543% due 02/20/2073 •	53,252	53,898
4.553% due 02/20/2073 - 03/20/2073 •	81,482	82,179
4.573% due 01/20/2073 •	75,519	76,391
4.633% due 04/20/2066 - 11/20/2066 •	5,496	5,517
4.643% due 08/20/2073 •	15,494	15,732
4.693% due 12/20/2072 •	70,100	71,361
4.703% due 07/20/2065 •	254	255
4.750% due 07/20/2035	294	293
4.773% due 06/20/2073 - 11/20/2073 •	88,708	90,822
4.783% due 01/20/2066 - 03/20/2066 •	7,465	7,512
4.813% due 11/20/2072 •	76,888	78,579
4.833% due 02/20/2066 •	4,687	4,713

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.933% due 03/20/2066 •	$2,178	$2,194
5.023% due 07/20/2055 •	9,343	9,418
5.077% due 11/20/2067 •	1,277	1,292
5.227% due 06/20/2067 •	5,081	5,151
5.500% due 03/16/2034	288	287
5.592% due 04/20/2067 •	2,139	2,167
6.000% due 08/20/2033	95	95

Government National Mortgage Association, TBA
2.000% due 05/01/2056	180,700	149,226
2.500% due 05/01/2056	457,450	393,371
3.000% due 04/01/2056 - 05/01/2056	475,477	424,250
4.000% due 05/01/2056	467,740	437,928
4.500% due 06/01/2040 - 05/01/2056	410,100	395,700
5.000% due 06/01/2040 - 05/01/2056	644,491	636,534
5.500% due 06/01/2040 - 05/01/2056	262,100	263,047
6.000% due 06/01/2040 - 05/01/2056	369,540	375,302

U.S. Small Business Administration
5.310% due 05/01/2027	3	3
5.320% due 04/01/2027	3	4
5.510% due 11/01/2027	9	9
5.600% due 09/01/2028	27	28
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	32	32
5.870% due 07/01/2028	12	12
6.020% due 08/01/2028	10	10
6.070% due 07/01/2026	2	3

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	2,447,485	2,146,463
4.000% due 04/01/2056 - 06/01/2056	405,126	381,778
4.500% due 04/01/2041 - 06/01/2056	3,068,752	2,957,838
5.000% due 04/01/2056 - 06/01/2056	3,387,155	3,336,471
5.500% due 05/01/2056 - 06/01/2056	707,015	709,072
6.000% due 05/01/2056 - 07/01/2056	1,492,242	1,518,756
6.500% due 04/01/2056 - 06/01/2056	264,492	273,405

Vendee Mortgage Trust
6.213% due 01/15/2030 ~	135	137

Total U.S. Government Agencies (Cost $20,319,846)		20,254,127

U.S. TREASURY OBLIGATIONS 18.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	1,573,055	1,013,791
1.375% due 08/15/2050	268,199	131,203
1.625% due 11/15/2050 (p)(r)	83,160	43,406
1.750% due 08/15/2041	394,752	264,044
1.875% due 02/15/2041	568,475	394,035
1.875% due 02/15/2051	562,018	312,183
1.875% due 11/15/2051 (p)(r)	116,025	63,773
2.000% due 11/15/2041 (p)	63,700	44,075
2.000% due 02/15/2050 (p)	326,584	190,210
2.000% due 08/15/2051	246,896	140,663
2.250% due 05/15/2041 (p)(r)	292,800	213,487
2.250% due 08/15/2049	664,313	413,353
2.375% due 02/15/2042 (p)(r)	86,800	63,286
2.375% due 11/15/2049 (p)	434,019	276,636
2.375% due 05/15/2051 (p)(r)	101,271	63,379
2.750% due 11/15/2042	420,200	319,762
2.875% due 05/15/2043	252,260	193,826
2.875% due 08/15/2045	321,230	238,601
2.875% due 05/15/2049 (p)	361,384	257,034
3.000% due 05/15/2042 (p)	23,200	18,498
3.000% due 11/15/2044 (p)	56,000	42,897
3.000% due 05/15/2045	477,650	363,648
3.000% due 11/15/2045 (p)(r)	80,700	61,026
3.000% due 02/15/2048 (p)(r)	116,800	86,163
3.000% due 08/15/2048	178,291	130,898
3.000% due 02/15/2049 (p)(r)	149,150	108,979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 02/15/2043 (p)(r)	$79,700	$63,841
3.125% due 08/15/2044 (p)(r)	140,275	110,012
3.125% due 05/15/2048 (p)(r)	154,300	116,165
3.250% due 05/15/2042	239,616	197,506
3.375% due 08/15/2042	325,487	271,998
3.375% due 11/15/2048 (p)(r)	103,100	80,825
3.625% due 08/15/2043 (p)(r)	332,650	284,195
4.000% due 11/15/2042 (p)(r)	82,039	74,260
4.375% due 05/15/2041 (p)(r)	21,676	20,884
4.375% due 08/15/2043	267,054	252,152
4.625% due 05/15/2044 (p)(r)	24,700	23,962
4.625% due 11/15/2045	78,800	76,017
4.625% due 11/15/2055	153,200	146,402
4.750% due 08/15/2055 (p)(r)	21,615	21,068
4.875% due 08/15/2045	92,756	92,473

U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2051	687,059	365,866
0.125% due 02/15/2052	89,489	46,513
0.250% due 02/15/2050	145,849	82,664
0.625% due 02/15/2043	849	626
0.750% due 02/15/2045	191,691	137,868
0.875% due 02/15/2047	110,339	78,344
1.000% due 02/15/2046	87,018	64,612
1.000% due 02/15/2049	11,244	7,968
1.375% due 02/15/2044	16,047	13,273
1.500% due 02/15/2053	212,938	163,406
2.125% due 02/15/2054	143,252	126,444
2.375% due 02/15/2055	29,675	27,610

U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,839
0.000% due 05/15/2041 (a)	25,400	12,083
0.000% due 08/15/2041 (a)	26,300	12,332
0.000% due 11/15/2041 (a)	27,800	12,834
0.000% due 08/15/2042 (a)	96,900	42,748

Total U.S. Treasury Obligations (Cost $10,416,734)		8,488,646

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.9%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	22,000	21,090

86333 AA1
1.000% due 03/26/2029 «(l)	47,000	46,283

86333 AB9
5.170% due 03/26/2031 «(l)	47,000	45,923

Adjustable Rate Mortgage Trust
3.719% due 09/25/2035 ~	815	703
4.033% due 08/25/2036 •	10,104	3,472
4.070% due 01/25/2036 ~	192	180
4.333% due 11/25/2035 •	7	6
4.757% due 11/25/2035 ~	122	86
4.760% due 10/25/2035 ~	202	189
4.898% due 09/25/2035 ~	27	23
4.943% due 03/25/2035 •	2,050	1,814
5.237% due 03/25/2036 ~	109	51
5.685% due 01/25/2036 ~	841	597
6.297% due 07/25/2035 ~	163	163
6.542% due 08/25/2035 ~	113	113
6.625% due 11/25/2035 ~	46	44

American Home Mortgage Assets Trust
3.356% due 11/25/2035 ~	1,855	1,257

American Home Mortgage Investment Trust
4.153% due 12/25/2046 •	395	341
5.799% due 12/25/2035 •	1,194	368
5.799% due 11/25/2045 •	2,654	1,027

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	7,800	7,278

Ashford Hospitality Trust
4.745% due 04/15/2035 •	2,636	2,636

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	33,894	33,081
3.110% due 08/25/2052 «	12,000	10,754

BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	547	12
2.847% due 04/20/2042	36,960	30,381
3.819% due 07/14/2037	5,000	4,875
4.091% due 08/10/2038 ~	5,681	5,559

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.827% due 10/15/2027 «		$77,123	$77,113
7.143% due 10/15/2027 «(l)		49,980	45,948

BAMLL Trust
4.260% due 05/25/2056 ~		265,354	256,443

Banc of America Alternative Loan Trust
6.000% due 11/25/2035		187	165
6.000% due 07/25/2046		522	455

Banc of America Funding Trust
2.372% due 03/20/2036 ~		74	72
3.396% due 10/20/2046 ~		756	661
3.893% due 04/25/2037 •		99	83
4.170% due 10/20/2036 •		4,722	3,724
4.170% due 12/20/2046 •		531	484
4.174% due 03/20/2036 ~		62	55
4.213% due 04/25/2037 •		849	710
4.356% due 10/20/2046 ~		658	535
4.370% due 05/20/2035 •		199	191
4.491% due 09/20/2047 ~		1,198	1,053
4.586% due 02/20/2036 ~		797	724
4.593% due 05/25/2037 •		1,816	1,659
4.598% due 09/20/2046 ~		597	545
4.751% due 01/20/2047 ~		20	18
5.123% due 05/20/2036 ~		246	214
5.243% due 05/25/2035 ~		7	7
5.321% due 04/20/2036 ~		669	619
5.500% due 09/25/2034		724	702
5.750% due 10/25/2035		620	512
5.750% due 09/25/2036		366	343
5.802% due 11/20/2034 ~		761	747
6.000% due 09/25/2036		1,122	1,119
6.000% due 09/25/2036 •		59	51
6.000% due 03/25/2037		2,654	2,051
6.000% due 08/25/2037		2,284	1,842
6.253% due 10/25/2036 þ		181	161
6.337% due 01/25/2037 þ		179	167
6.388% due 04/25/2037 þ		583	496
6.620% due 09/20/2034 ~		14	14

Banc of America Mortgage Trust
4.758% due 02/25/2035 ~		196	193
5.092% due 11/25/2035 ~		105	97
5.103% due 01/25/2036 ~		396	359
5.270% due 08/25/2035 ~		850	824
5.409% due 07/25/2035 ~		578	491
5.500% due 05/25/2037		155	112
5.582% due 07/25/2035 ~		101	97
5.800% due 07/25/2034 ~		18	18
6.000% due 07/25/2046 •		252	221
6.315% due 02/25/2035 ~		138	136
6.429% due 05/25/2034 ~		47	45
6.659% due 09/25/2033 ~		131	127
7.022% due 05/25/2033 ~		1	1

Banc of America Re-REMICS Trust
4.476% due 11/15/2046		79,355	78,833
4.476% due 08/15/2053		35,100	31,818

Bank
2.403% due 03/15/2063		54,030	49,446
2.649% due 01/15/2063		76,897	71,186
2.920% due 12/15/2052		26,900	25,373
3.071% due 08/15/2061		2,163	2,123
3.183% due 08/15/2061		25,500	24,174
3.389% due 03/15/2064 ~		38,300	35,584
3.488% due 11/15/2050		6,400	6,249
4.005% due 02/15/2052		17,268	16,985

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		8	8

Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		1	1
0.000% due 09/25/2065 ~		48,945	50,537
8.682% due 03/25/2064 ~		29,329	29,844

Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	12,675
4.745% due 11/16/2062 •		124,513	164,833
5.645% due 11/16/2062 •		14,894	19,865
6.145% due 11/16/2062 •		7,434	9,896
6.945% due 11/16/2062 •		4,964	6,619
8.245% due 11/16/2062 •		2,494	3,329
9.745% due 11/16/2062 •		2,470	3,296

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		$33,538	29,169

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview Opportunity Master Fund VI Trust
4.562% due 10/25/2051 •	$368	$345

BBCMS Mortgage Trust
2.595% due 02/15/2053	2,324	2,249
2.639% due 02/15/2053	8,250	7,598
4.314% due 12/15/2051	7,000	6,920
4.600% due 06/15/2055 ~	5,000	4,909
4.970% due 07/15/2037 •	10,923	10,634

BCAP LLC Trust
3.784% due 07/26/2036 ~	317	286
4.158% due 08/26/2036 ~	5,814	3,894
4.213% due 05/25/2047 •	24	23
4.233% due 05/25/2047 •	2,635	2,415
4.447% due 03/26/2037 þ	1,762	1,758
4.495% due 03/26/2037 ~	1,001	926
4.522% due 01/26/2047 •	1,772	1,767
5.250% due 06/26/2036	28,812	9,877
5.250% due 04/26/2037	9,230	4,943
5.250% due 04/26/2037 ~	2,352	2,108
5.250% due 06/26/2037	590	526
5.447% due 05/26/2036 ~	1,577	946
5.500% due 11/25/2034	1,146	997
6.000% due 10/26/2037 ~	1,185	786

Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~	10	9
3.946% due 03/25/2036 ~	2,856	2,364
4.031% due 04/25/2035 ~	1	1
4.047% due 08/25/2036 ~	2,968	1,959
4.055% due 11/25/2035 ~	1,929	997
4.113% due 02/25/2034 •	417	397
4.113% due 08/25/2036 •	4,059	3,703
4.113% due 01/25/2047 •	1,450	1,368
4.126% due 11/25/2036 ~	2,623	1,105
4.132% due 08/25/2036 ~	35	16
4.133% due 08/25/2036 •	7,762	7,037
4.135% due 03/25/2036 ~	922	750
4.193% due 02/25/2034 •	6	5
4.273% due 02/25/2036 •	456	438
4.330% due 11/25/2036 ~	491	269
4.375% due 02/25/2036 ~	392	274
4.429% due 09/25/2034 ~	76	69
4.433% due 11/25/2036 ~	1,350	673
4.434% due 03/25/2036 ~	4,889	2,646
4.539% due 05/25/2036 ~	3,714	1,759
4.652% due 05/25/2036 ~	3,264	1,295
4.658% due 02/25/2034 ~	373	357
4.686% due 07/25/2035 ~	3,881	2,341
4.718% due 09/25/2035 ~	8,451	4,425
5.042% due 01/25/2036 ~	1,876	1,800
5.152% due 01/25/2035 ~	1,213	1,119
5.158% due 05/25/2035 ~	9,278	8,976
5.238% due 12/25/2046 ~	130	88
5.724% due 08/25/2034 ~	11	11
5.991% due 05/25/2035 ~	22	21
6.103% due 12/25/2033 ~	178	175

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	5	4
4.000% due 05/25/2034 ~	1	1
4.043% due 09/25/2034 ~	192	176
4.065% due 05/25/2047 ~	4,396	3,991
4.242% due 06/25/2047 ~	7,047	6,385
4.335% due 02/25/2036 ~	1,698	1,581
4.503% due 03/25/2035 ~	601	555
4.512% due 02/25/2036 ~	28	25
4.690% due 11/25/2030 ~	270	269
4.819% due 07/25/2034 ~	39	36
4.865% due 08/25/2035 ~	1,090	1,026
4.989% due 04/25/2034 ~	314	283
4.991% due 01/25/2035 ~	17	17
5.013% due 08/25/2033 ~	3	3
5.125% due 01/25/2035 ~	117	106
5.311% due 02/25/2047 ~	956	834
5.355% due 07/25/2034 ~	22	21
5.561% due 02/25/2034 ~	142	135
5.619% due 11/25/2034 ~	489	461
5.714% due 01/25/2034 ~	444	426
5.930% due 10/25/2035 ~	3,936	3,941
5.950% due 02/25/2036 •	528	512
6.000% due 04/25/2033 ~	6	7
6.125% due 04/25/2033 ~	80	81

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.185% due 01/25/2034 ~	$304	$295
6.213% due 06/25/2035 ~	14	14
6.236% due 05/25/2033 ~	89	85
6.375% due 01/25/2034 ~	5	5
6.420% due 10/25/2035 •	1,735	1,682

Bear Stearns Mortgage Funding Trust
4.113% due 12/25/2046 •	10,088	9,068

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~	818	635
4.788% due 01/26/2036 ~	626	448

Bella Vista Mortgage Trust
4.291% due 05/20/2045 •	6	4

Benchmark Mortgage Trust
2.700% due 02/15/2053	7,525	7,285
3.458% due 03/15/2055 ~	34,330	31,803
4.016% due 03/15/2052	32,609	31,913
4.232% due 01/15/2052	36,036	35,462
4.442% due 05/15/2055 ~	36,500	35,342

BFLD Trust
4.937% due 10/15/2035 •	14,300	11,412

BINOM Securitization Trust
4.441% due 08/25/2057 ~	9,954	9,701

BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •	4,853	4,618

BWAY Mortgage Trust
5.037% due 09/15/2036 •	4,740	4,665

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	11,068	11,062

BX Trust
3.202% due 12/09/2041	3,681	3,478

Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	7,452

CD Mortgage Trust
3.431% due 08/15/2050	5,207	5,129

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	11,824	10,631

Chase Mortgage Finance Trust
4.011% due 03/25/2037 ~	45	42
4.031% due 09/25/2036 ~	149	134
4.046% due 01/25/2036 ~	2,276	2,035
4.337% due 12/25/2035 ~	595	524
4.658% due 12/25/2035 ~	4,583	4,391
4.782% due 03/25/2037 ~	1,228	1,198
5.204% due 09/25/2036 ~	18	16
5.500% due 03/25/2037	19	2
5.538% due 02/25/2037 ~	88	88
5.547% due 02/25/2037 ~	524	526
5.874% due 02/25/2037 ~	3	3
6.000% due 11/25/2036	1,054	427
6.000% due 02/25/2037 ~	65	64
6.000% due 02/25/2037	547	208
6.000% due 03/25/2037	497	252
6.447% due 02/25/2037 ~	3	3

ChaseFlex Trust
4.293% due 06/25/2035 •	1,297	544
5.000% due 07/25/2037	1,061	333
6.000% due 02/25/2037	1,253	380

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.093% due 08/25/2037 •	2,623	2,361
4.204% due 08/25/2037 þ	473	402
4.473% due 08/25/2037 •	2,682	2,445

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 01/25/2036 •	161	157
3.973% due 05/25/2036 •	252	246
3.973% due 07/25/2036 •	148	137
4.043% due 08/25/2035 •	81	79

CHL Mortgage Pass-Through Trust
3.598% due 04/25/2035 ~	37	25
4.001% due 05/20/2036 ~	526	497
4.025% due 10/25/2035 ~	789	651
4.135% due 02/25/2047 ~	216	200
4.147% due 03/25/2037 ~	183	159
4.194% due 11/25/2037 ~	1,224	1,106
4.303% due 05/20/2036 ~	3,972	3,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.333% due 03/25/2035 •	$125	$119
4.373% due 04/25/2035 •	8	8
4.433% due 03/25/2035 •	64	61
4.453% due 02/25/2035 •	266	253
4.473% due 02/25/2035 •	62	59
4.473% due 03/25/2036 •	3	3
4.493% due 02/25/2036 •	6	3
4.500% due 09/25/2035	253	221
4.553% due 09/25/2034 •	12	12
4.592% due 09/25/2047 ~	539	490
4.620% due 06/20/2034 ~	94	90
4.656% due 11/20/2034 ~	321	311
4.787% due 11/25/2034 ~	891	862
4.819% due 04/25/2046 •	5,313	1,402
4.943% due 07/25/2034 ~	230	221
5.000% due 09/25/2035	14	8
5.236% due 11/20/2034 ~	48	46
5.332% due 12/19/2033 ~	5	5
5.379% due 04/20/2035 ~	62	59
5.500% due 01/25/2035	140	142
5.500% due 09/25/2035	233	225
5.500% due 10/25/2035	1,126	585
5.500% due 11/25/2035	471	221
5.625% due 07/19/2031 ~	6	6
5.678% due 06/19/2031 ~	12	12
5.750% due 12/25/2035	963	440
5.750% due 02/25/2037	800	326
5.750% due 07/25/2037	344	152
6.000% due 05/25/2036	1,195	529
6.000% due 07/25/2036	2,560	1,181
6.000% due 12/25/2036	83	36
6.000% due 02/25/2037	2,333	1,926
6.000% due 07/25/2037	536	227
6.000% due 09/25/2037	242	114
6.116% due 02/25/2034 ~	2	2
6.116% due 07/20/2034 ~	28	28
6.148% due 02/20/2036 •	8	7
6.224% due 02/20/2036 •	1,066	953
6.250% due 09/25/2036	728	315
6.250% due 02/25/2038	793	338
6.260% due 10/25/2033 •	377	349
6.449% due 02/20/2036 •	27	25
6.507% due 08/25/2034 ~	237	226

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	345	337
4.723% due 01/25/2034 ~	164	149
6.500% due 11/25/2034	90	89
7.500% due 11/25/2034	30	31
7.500% due 06/25/2035	107	110

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	196	180
6.000% due 04/25/2037	2,609	2,509

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	16,610	16,587
4.579% due 05/15/2054 ~	36,400	36,050

Citigroup Mortgage Loan Trust
0.000% due 11/25/2064 ~	92,980	76,520
0.000% due 02/25/2065 «~	429	429
5.032% due 02/25/2065 «~	174,370	171,039

Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	18,671	19,437
0.000% due 02/25/2058 ~(a)	19,478	1
0.000% due 02/25/2058 ~	30	10
0.000% due 02/25/2063 ~	330,948	270,130
0.000% due 09/25/2064 ~	139,502	117,749
0.110% due 02/25/2058 ~(a)	14,698	83
0.450% due 02/25/2058 ~(a)	14,698	208
3.214% due 02/25/2058 ~	14,100	11,387
3.400% due 10/01/2075 «(c)	63,000	58,136
3.863% due 01/25/2037 •	137	122
3.909% due 10/25/2046 ~	820	735
4.152% due 12/25/2035 ~	778	479
4.400% due 09/25/2064 ~	25,740	21,808
4.430% due 05/25/2035 ~	157	153
4.495% due 03/25/2037 ~	685	636
4.593% due 08/25/2035 •	159	155
4.593% due 04/25/2037 ~	568	513
4.957% due 07/25/2046 ~	1,342	1,283
5.096% due 08/25/2035 ~	1,142	1,018
5.387% due 08/25/2035 ~	1,545	1,483

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/25/2035	$336	$341
5.840% due 09/25/2035 •	39	39
6.160% due 02/25/2034 ~	26	26
6.250% due 11/25/2037 ~	2,336	879
6.480% due 10/25/2035 •	1,769	1,811

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.709% due 09/25/2035 ~	4,852	4,641

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	159	147
6.000% due 06/25/2037	351	322

CLNY Trust
5.163% due 11/15/2038 •	698	692

COMM Mortgage Trust
2.950% due 08/15/2057	7,700	7,274
3.091% due 10/10/2049	10,964	10,891
3.510% due 09/10/2050	19,203	18,968
4.228% due 05/10/2051	45,152	44,315

Community Program Loan Trust
4.500% due 04/01/2029	17	17

Countrywide Alternative Loan Trust
3.993% due 04/25/2047 •	2,433	2,425
4.143% due 05/25/2036 •	1,991	718
4.143% due 08/25/2036 •	908	351
4.143% due 05/25/2037 •	115	35
4.153% due 11/25/2036 •	2,089	3,056
4.170% due 09/20/2046 •	289	303
4.173% due 07/25/2046 •	181	203
4.173% due 09/25/2046 •	3,212	3,181
4.213% due 05/25/2035 •	36	35
4.213% due 07/25/2046 •	89	83
4.250% due 07/20/2035 •	11	10
4.293% due 04/25/2036 •	5,124	1,671
4.293% due 09/25/2046 •	902	763
4.293% due 10/25/2046 •	61	55
4.313% due 12/25/2035 •	286	271
4.313% due 07/25/2036 •	9,390	8,359
4.313% due 07/25/2046 •	415	311
4.333% due 01/25/2036 •	197	183
4.343% due 08/25/2034 •	6	6
4.343% due 10/25/2036 •	1,559	613
4.353% due 12/25/2035 •	13	12
4.373% due 06/25/2034 •	491	486
4.373% due 02/25/2036 •	805	758
4.390% due 11/20/2035 •	5	4
4.453% due 09/25/2035 •	111	82
4.473% due 10/25/2035 •	1,000	541
4.474% due 02/25/2037 ~	4,289	3,861
4.493% due 10/25/2035 •	511	330
4.593% due 12/25/2035 •	582	489
4.615% due 10/25/2035 ~	57	46
4.645% due 11/25/2035 ~	297	280
4.859% due 12/25/2035 •	113	99
4.859% due 02/25/2036 •	182	169
4.893% due 02/25/2036 •	1,576	1,203
5.093% due 10/25/2035 •	6,608	4,479
5.239% due 11/25/2047 •	1,598	1,447
5.250% due 06/25/2035	185	136
5.333% due 11/25/2035 •	124	116
5.339% due 01/25/2036 •	14	14
5.368% due 06/25/2034 •	2,654	3,069
5.500% due 07/25/2035	1,038	506
5.500% due 11/25/2035	3,554	1,886
5.500% due 12/25/2035	764	445
5.500% due 02/25/2036	754	411
5.750% due 03/25/2037 •	469	231
5.750% due 07/25/2037	90	49
6.000% due 10/25/2033	136	139
6.000% due 03/25/2035	130	56
6.000% due 04/25/2036	777	329
6.000% due 05/25/2036	840	390
6.000% due 06/25/2036	6,636	3,438
6.000% due 08/25/2036	1,512	817
6.000% due 08/25/2036 •	740	403
6.000% due 11/25/2036	41	20
6.000% due 02/25/2037	5,023	1,846
6.000% due 03/25/2037	1,120	355
6.000% due 04/25/2037	2,543	1,087
6.000% due 05/25/2037	240	109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/25/2037	$4,229	$2,409
6.250% due 12/25/2033	9	9
6.250% due 11/25/2036	285	206
6.250% due 08/25/2037	1,659	727
6.500% due 05/25/2036	1,692	746
6.500% due 09/25/2036	605	293
6.500% due 08/25/2037	6,422	2,675
6.500% due 09/25/2037	1,389	511
9.369% due 07/25/2035 •	370	336

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	727	382
6.000% due 08/25/2037 ~	972	432
10.706% due 08/25/2037 ~	996	420

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
4.459% due 03/25/2032 ~	102	99
4.943% due 09/25/2034 •	175	367
5.500% due 09/25/2035	1,879	1,255
7.500% due 05/25/2032	26	26
7.500% due 12/25/2032	1	1

Cross Mortgage Trust
6.615% due 03/25/2068 þ	4,331	4,339

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	1,230	160
6.220% due 09/25/2036 þ	1,545	412
6.672% due 06/25/2036 þ	1,195	292

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,732
3.903% due 03/15/2052	1,011	1,007

CSFB Mortgage-Backed Pass-Through Certificates
4.999% due 05/25/2034 ~	234	237
5.500% due 10/25/2035	397	140
5.733% due 10/25/2033 ~	23	22
6.000% due 11/25/2035	12	9

CSMC Mortgage-Backed Trust
5.837% due 04/25/2037 ~	15,410	3,701
5.863% due 02/25/2037 ~	2,547	552
6.000% due 07/25/2036	770	329
6.000% due 04/25/2037	821	252
6.079% due 04/25/2037 þ	875	238
7.000% due 08/25/2037 ~	4,540	2,063

CSMC Trust
0.000% due 02/25/2056 (g)	57	56
0.000% due 02/25/2056 ~	207,723	189,806
0.000% due 07/25/2057 (g)	106	102
0.000% due 01/25/2058 (g)	97	94
0.000% due 04/25/2058 (a)	7	7
2.681% due 07/25/2057 ~	193,216	175,442
2.750% due 07/25/2057 ~	737	723
2.839% due 07/25/2057 ~	11,898	9,385
3.000% due 11/25/2056 ~	25,549	22,221
3.041% due 02/25/2056 ~	126,958	71,569
3.119% due 07/25/2057 ~	109,232	60,845
3.431% due 11/10/2032	2,200	1,864
3.500% due 04/26/2038 ~	91	89
3.525% due 01/25/2058 ~	86,907	70,440
3.839% due 04/28/2037 ~	1,780	1,694
4.159% due 07/27/2037 ~	5,728	5,324
4.671% due 04/25/2058 ~	145,657	137,468
5.187% due 07/15/2038 •	4,800	4,264
5.637% due 10/15/2037 •	6,800	6,725
6.611% due 06/01/2050 ~	222,915	222,246

CSMCM Trust
4.286% due 06/25/2048 ~	283,400	242,143

CSWF Corp.
4.854% due 06/15/2034 •	953	938

DBGS Mortgage Trust
5.332% due 10/15/2039 •	4,080	4,072

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.993% due 08/25/2037 •	2	2
4.033% due 08/25/2036 •	1,400	1,301
4.273% due 01/25/2047 •	2,806	2,538
4.453% due 02/25/2036 •	4,590	4,624
5.500% due 12/25/2035	429	366

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893% due 10/25/2036 •	4	3
6.005% due 10/25/2036 ~	253	221
6.369% due 10/25/2036 þ	329	287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.386% due 10/25/2036 þ		$329	$287
6.800% due 07/25/2036 þ		369	321

DOLP Trust
2.956% due 05/10/2041		56,700	50,938

DROP Mortgage Trust
4.937% due 10/15/2043 •		13,700	13,667

DSLA Mortgage Loan Trust
3.971% due 04/19/2047 •		477	497
4.611% due 09/19/2044 •		26	24
4.909% due 07/19/2044 ~		7	7

Dutch Mortgage Finance BV
0.000% due 08/22/2059 (g)	EUR	170	2,205
0.000% due 08/22/2067 ~		170	5,818
2.774% due 08/22/2059 •		53,488	61,892
2.774% due 08/22/2067 •		73,382	84,920
3.074% due 08/22/2059 •		2,405	2,786
3.074% due 08/22/2067 •		6,146	7,111
3.374% due 08/22/2059 •		1,924	2,230
3.474% due 08/22/2067 •		4,302	4,987
3.724% due 08/22/2059 •		1,283	1,487
4.124% due 08/22/2067 •		4,118	4,775
5.024% due 08/22/2059 •		962	1,114
5.524% due 08/22/2067 •		2,643	2,988
6.274% due 08/22/2059 •		1,283	1,486
6.774% due 08/22/2059 •		966	1,118
7.524% due 08/22/2067 •		1,844	2,083

Dutch Mortgage Warehouse Finance BV
0.000% due 07/31/2027 «~		5,712	6,602

Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$2,407	2,416

EMF-NL Prime BV
2.833% due 04/17/2041 •	EUR	297	342

First Horizon Alternative Mortgage Securities Trust
4.163% due 02/25/2037 •		$15	4
4.341% due 03/25/2035 ~		17	9
4.502% due 08/25/2035 ~		551	454
4.898% due 08/25/2034 ~		42	42
5.500% due 05/25/2035 ~		941	559
6.250% due 08/25/2037		388	125

First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		326	263
3.853% due 11/25/2035 ~		142	121
4.063% due 02/25/2035 •		4	4
4.442% due 01/25/2037 ~		12	5
4.529% due 11/25/2037 ~		899	344
4.643% due 10/25/2035 ~		913	835
5.994% due 08/25/2035 ~		346	228
6.060% due 09/25/2035 ~		639	623

FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		33	33

GCAT Trust
3.000% due 04/25/2052 ~		72,187	62,780

GMACM Mortgage Loan Trust
3.920% due 05/25/2035 ~		350	316
5.304% due 04/19/2036 ~		828	815

GreenPoint Mortgage Funding Trust
4.193% due 10/25/2046 •		230	217
4.333% due 04/25/2036 •		96	88
4.333% due 11/25/2045 •		111	107
4.473% due 10/25/2046 •		677	550

GreenPoint MTA Trust
4.233% due 06/25/2045 •		118	106

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	14,058
4.920% due 07/15/2035 •		5,590	3,689
4.970% due 11/15/2032 •		1,622	1,615

GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,445
3.541% due 01/10/2043 ~		1,550	1,456

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		43,087	35,738
2.500% due 09/25/2052 ~		23,725	19,784

GS Mortgage-Backed Securities Trust
0.000% due 11/25/2055 «~		4	4
0.000% due 11/25/2055 «(g)		2	2
0.000% due 11/25/2055 ~		12	11

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 01/25/2064 (b)(g)	$12	$12
0.000% due 07/25/2064 (b)(g)	25	25
0.000% due 08/25/2065 (b)(g)	126	123
0.010% due 10/01/2075 «	290	291
2.500% due 01/25/2052 ~	52,196	43,524
2.500% due 04/25/2052 ~	33,749	28,142
2.500% due 07/25/2059 ~	63,680	60,386
3.000% due 08/26/2052 ~	151,238	131,440
3.000% due 09/25/2052 ~	59,466	51,640
3.000% due 12/25/2052 ~	92,526	80,534
3.203% due 01/25/2064 ~	27,360	23,190
3.750% due 07/25/2061 ~	5,902	5,762
3.999% due 08/25/2065 ~	33,140	29,683
4.029% due 07/25/2064 ~	20,718	18,344
4.430% due 04/25/2086 «	49,500	46,050
4.512% due 01/25/2052 •	7,543	7,054
4.918% due 03/25/2065 ~	89,771	88,294
5.226% due 11/25/2055 ~	55,800	55,952
5.547% due 11/25/2055 «~	82,500	83,913
5.616% due 11/25/2055 «	54,600	54,255
6.320% due 04/25/2065 ~	48,081	48,899

GSC Capital Corp. Mortgage Trust
4.153% due 05/25/2036 •	62	61

GSMPS Mortgage Loan Trust
4.143% due 09/25/2035 •	2,485	2,139
7.500% due 06/25/2043	1,555	1,400

GSR Mortgage Loan Trust
3.979% due 03/25/2037 ~	2,163	1,012
4.061% due 04/25/2036 ~	25	15
4.093% due 07/25/2035 •	32	28
4.111% due 05/25/2035 ~	7	5
4.111% due 11/25/2035 ~	2,853	2,511
4.143% due 01/25/2034 •	1	1
4.271% due 04/25/2035 ~	61	54
4.394% due 06/25/2034 ~	65	63
4.478% due 01/25/2036 ~	31	29
4.741% due 11/25/2035 ~	2	2
4.966% due 11/25/2035 ~	1,423	611
4.993% due 07/25/2035 ~	3	3
5.000% due 05/25/2037	1	1
5.100% due 09/25/2035 ~	6	5
5.270% due 03/25/2033 •	2	2
5.500% due 06/25/2035	592	590
5.880% due 04/25/2032 •	22	22
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	7,993	2,452
6.000% due 02/25/2036	2,354	952
6.000% due 01/25/2037	454	269
6.000% due 03/25/2037	13	6
6.000% due 07/25/2037	120	75
6.250% due 09/25/2036	153	155
6.263% due 04/25/2035 ~	195	198
6.500% due 09/25/2036	2,033	829

HarborView Mortgage Loan Trust
4.051% due 03/19/2037 •	13,676	12,806
4.191% due 09/19/2046 •	1,138	1,047
4.231% due 05/19/2035 •	3,957	3,853
4.271% due 06/19/2035 •	259	257
4.299% due 06/19/2036 ~	1,815	730
4.351% due 06/19/2034 •	181	170
4.391% due 04/19/2034 •	84	80
4.431% due 01/19/2035 •	578	461
4.491% due 01/19/2035 •	715	684
4.511% due 01/19/2035 •	23	22
4.591% due 11/19/2034 •	51	44
4.646% due 06/19/2036 ~	3,346	1,507
4.679% due 06/19/2045 •	7,366	2,839
4.685% due 07/19/2035 ~	134	101
5.460% due 04/19/2034 ~	5	5
5.498% due 08/19/2036 ~	50	48
5.793% due 10/25/2037 •	473	449

Hilton USA Trust
2.828% due 11/05/2035	34,800	29,837

HomeBanc Mortgage Trust
4.313% due 01/25/2036 •	184	180
4.533% due 12/25/2034 •	426	411
4.653% due 08/25/2029 •	168	166

HSI Asset Securitization Corp. Trust
4.233% due 11/25/2035 •	7,445	6,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hundred Acre Wood Trust
4.517% due 10/25/2051 •	$4,411	$4,129

Impac CMB Trust
4.573% due 10/25/2034 •	17	18
5.382% due 09/25/2034 þ	69	79

Impac Secured Assets CMN Owner Trust
6.212% due 07/25/2035 ~	174	168

IndyMac ARM Trust
5.653% due 01/25/2032 ~	7	7
5.717% due 01/25/2032 ~	21	20

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	888	333

IndyMac INDA Mortgage Loan Trust
3.469% due 08/25/2036 ~	617	474
5.248% due 01/25/2036 ~	1,464	1,385

IndyMac INDB Mortgage Loan Trust
4.393% due 11/25/2035 •	271	157

IndyMac INDX Mortgage Loan Trust
3.092% due 05/25/2036 ~	926	761
3.179% due 06/25/2037 ~	1,033	848
3.185% due 02/25/2035 ~	205	189
3.192% due 06/25/2037 ~	4,102	2,302
3.250% due 01/25/2036 ~	47	43
3.309% due 07/25/2037 ~	865	568
3.407% due 01/25/2035 ~	27	25
3.468% due 01/25/2036 ~	1,706	1,551
3.536% due 04/25/2037 ~	2,727	2,469
3.606% due 10/25/2035 ~	211	169
3.606% due 03/25/2036 ~	1,115	754
3.626% due 08/25/2035 ~	401	295
3.654% due 04/25/2037 ~	4,287	3,838
3.765% due 12/25/2035 ~	1,410	1,253
3.844% due 09/25/2035 ~	4,588	3,728
4.093% due 06/25/2037 •	688	214
4.153% due 02/25/2037 •	7,932	7,646
4.193% due 11/25/2046 •	237	231
4.213% due 05/25/2046 •	39	36
4.253% due 04/25/2035 •	28	27
4.271% due 08/25/2035 ~	11	10
4.273% due 07/25/2035 •	600	567
4.368% due 12/25/2034 ~	29	28
4.433% due 07/25/2045 •	20	15
4.573% due 05/25/2034 •	1	1
4.593% due 11/25/2034 •	17	16
4.613% due 11/25/2034 •	457	418
4.757% due 10/25/2034 ~	752	722

JP Morgan Alternative Loan Trust
4.073% due 03/25/2037 •	571	498
4.513% due 12/25/2036 ~	68	70
4.667% due 05/25/2037 ~	1,763	1,550
5.843% due 05/26/2037 ~	10,851	8,389
6.550% due 05/25/2036 þ	6	7

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	8,085
3.474% due 12/15/2049 ~	570	569
3.648% due 12/15/2049 ~	8,606	8,540
3.916% due 06/10/2042 ~	17,100	15,792
4.519% due 04/15/2037 •	9,956	9,861
5.170% due 12/15/2031 •	992	991
7.235% due 10/05/2040	7,500	7,763

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	33,757	36,477
0.000% due 10/25/2055 ~	26,008	27,765
0.000% due 01/25/2056 ~	69,605	74,296
2.500% due 11/25/2051 ~	2,362	1,969
2.500% due 12/25/2051 ~	1,382	1,152
2.500% due 02/25/2052 ~	7,382	6,141
3.000% due 01/25/2052 ~	4,275	3,718
3.000% due 03/25/2052 ~	68,878	60,130
3.500% due 10/25/2046 ~	663	608
3.500% due 10/25/2048 ~	243	220
3.500% due 09/25/2052 ~	6,951	6,296
3.934% due 10/25/2036 ~	915	628
3.942% due 07/27/2037 ~	2,876	2,679
4.198% due 10/25/2036 ~	27	14
4.412% due 05/25/2036 ~	896	733
4.538% due 04/25/2037 ~	126	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.617% due 05/25/2052 •		$19,335	$18,144
4.625% due 07/25/2063 ~		4,334	4,220
4.730% due 11/25/2035 ~		625	487
4.735% due 08/25/2036 ~		733	566
4.895% due 10/25/2035 ~		185	119
4.915% due 04/25/2036 ~		1,542	1,353
4.968% due 07/25/2035 ~		977	941
4.985% due 02/25/2036 ~		4,395	3,002
5.000% due 08/25/2051 ~		8,652	8,472
5.000% due 12/25/2051 ~		9,494	9,295
5.000% due 04/25/2052 ~		16,188	15,773
5.094% due 08/25/2035 ~		388	347
5.119% due 12/25/2037 ~		39	29
5.182% due 09/25/2035 ~		42	42
5.198% due 11/25/2035 ~		392	318
5.235% due 02/25/2034 ~		79	73
5.250% due 11/25/2063 ~		720	716
5.252% due 10/25/2035 ~		491	318
5.267% due 10/25/2035 ~		1,792	1,734
5.297% due 10/25/2036 ~		6,385	4,955
5.320% due 07/25/2035 ~		161	157
5.381% due 10/25/2035 ~		3,597	3,419
5.428% due 08/25/2035 ~		14	14
5.460% due 04/25/2036 ~		863	780
5.500% due 07/25/2036		346	131
5.571% due 07/25/2035 ~		312	307
5.681% due 11/25/2033 ~		1	1
5.750% due 01/25/2036		16	7
5.818% due 07/25/2035 ~		17	17
5.862% due 06/25/2035 ~		104	84
5.937% due 08/25/2035 ~		209	200
6.054% due 02/25/2036 ~		23	15
6.178% due 07/25/2035 ~		21	21
6.222% due 07/25/2035 ~		1	2
6.276% due 08/25/2056 ~		62,161	63,062
6.500% due 07/25/2036		2,628	801
6.500% due 08/25/2036		374	121
6.617% due 01/25/2056 ~		33,776	34,559
7.317% due 12/25/2055 ~		42,710	43,097
7.446% due 04/25/2056 ~		53,608	54,115
8.836% due 09/25/2056 ~		60,508	65,035

JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,569
3.057% due 11/13/2052		7,900	7,203

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,164
2.250% due 02/22/2045		9,470	8,035
4.664% due 02/22/2045 •		26,649	35,194
5.864% due 02/22/2045 •		29,232	37,829

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,894

Lavender Trust
6.250% due 10/26/2036		3,545	1,496

Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(g)		117	116
0.000% due 12/25/2056 ~(a)		340,997	2,230
0.000% due 07/25/2057 (g)		163	159
0.000% due 07/25/2057 ~		72,590	68,511
0.000% due 01/25/2058 ~		23	22
3.105% due 12/25/2056 ~		340,997	269,620
4.000% due 02/25/2058 ~		9,157	9,136
4.250% due 02/25/2058 ~		15,577	15,208
4.315% due 02/25/2058 ~		15,577	11,362
4.500% due 02/25/2058 ~		15,577	14,554
4.540% due 12/26/2057 ~		242,348	218,858
4.658% due 01/25/2058 ~		20,428	18,467
5.806% due 12/25/2053 ~		373,547	380,657

Lehman Mortgage Trust
4.113% due 08/25/2036 •		2,308	1,427
4.324% due 12/25/2035 ~		3,323	490
4.443% due 06/25/2037 •		158	141
5.081% due 01/25/2036 ~		572	549
5.500% due 01/25/2036		512	232
5.724% due 04/25/2036 ~		493	300
6.000% due 07/25/2036		3,669	1,732

Lehman XS Trust
4.173% due 11/25/2046 •		115	104
4.193% due 08/25/2046 •		3,389	3,407

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
4.113% due 11/25/2036 •	$100	$90
4.153% due 12/25/2036 •	681	671
4.193% due 02/25/2046 •	35	25
4.513% due 04/25/2036 •	4,668	4,206

Manhattan West Mortgage Trust
2.130% due 09/10/2039	47,900	46,172

MASTR Adjustable Rate Mortgages Trust
3.180% due 07/25/2035 ~	258	230
4.003% due 04/25/2046 •	1,783	1,683
4.206% due 03/25/2035 ~	119	107
4.273% due 05/25/2037 •	581	230
4.672% due 12/25/2034 ~	737	735
5.066% due 12/25/2033 ~	4	3
5.572% due 05/25/2034 ~	33	32
5.740% due 10/25/2034 ~	326	321
6.625% due 10/25/2032 ~	64	63

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •	6,742	545

MASTR Asset Securitization Trust
6.000% due 06/25/2036	164	87

MASTR Reperforming Loan Trust
4.153% due 07/25/2035 •	1,768	803
7.000% due 08/25/2034	1,167	787
7.000% due 05/25/2035	324	206

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	709	702

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •	236	230
4.527% due 09/15/2030 •	39	25
4.667% due 11/15/2031 •	5	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.387% due 10/20/2029 •	226	220
4.647% due 08/15/2032 •	14	14

Merrill Lynch Alternative Note Asset Trust
4.013% due 03/25/2037 •	679	157
4.385% due 06/25/2037 ~	638	275
4.393% due 03/25/2037 •	1,796	414
6.000% due 03/25/2037	1,040	87

Merrill Lynch Mortgage Investors Trust
4.293% due 11/25/2035 •	3	3
4.413% due 10/25/2028 •	5	4
4.453% due 06/25/2028 •	61	57
4.453% due 09/25/2029 •	1	1
4.453% due 11/25/2029 •	37	32
4.533% due 03/25/2028 •	2	2
4.573% due 03/25/2028 •	1	1
4.680% due 04/25/2029 •	68	66
4.707% due 10/25/2028 •	6	6
4.796% due 06/25/2035 ~	1,008	986
4.838% due 09/25/2035 ~	3,084	2,425
4.900% due 11/25/2029 •	15	14
5.028% due 06/25/2037 ~	224	215
5.091% due 08/25/2034 ~	123	117
5.135% due 02/25/2035 ~	1,083	1,042
5.277% due 11/25/2035 •	781	763
5.449% due 05/25/2033 ~	543	532
5.489% due 07/25/2035 ~	82	76
5.549% due 12/25/2032 •	40	40
5.559% due 12/25/2035 ~	132	127
5.844% due 02/25/2034 ~	1	1
5.900% due 02/25/2033 ~	3	3
6.174% due 12/25/2034 ~	3	3
6.250% due 05/25/2036 ~	46	48
6.692% due 09/25/2035 ~	706	691
7.000% due 05/25/2033 ~	3	3

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~	17,000	15,069
3.791% due 04/15/2055 ~	45,800	42,645
4.071% due 03/15/2052	3,635	3,585

Morgan Stanley Mortgage Loan Trust
2.823% due 06/25/2037 ~	2,298	1,302
3.199% due 11/25/2037 ~	5,709	3,950
3.468% due 07/25/2035 ~	125	113
4.053% due 03/25/2036 •	493	316
4.073% due 01/25/2036 •	5,208	2,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.083% due 12/25/2035 •		$12	$9
4.103% due 01/25/2035 •		1	1
4.113% due 01/25/2035 •		623	597
4.221% due 06/25/2036 ~		7,490	5,394
5.022% due 09/25/2035 ~		1,248	279
5.053% due 07/25/2035 ~		2,237	1,818
5.634% due 06/25/2036 ~		48	46
6.000% due 02/25/2036		79	77
6.000% due 10/25/2037		1,332	690
6.201% due 02/25/2047 þ		1,097	352

Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)		183	171
0.000% due 07/25/2065 ~		50,496	43,556
0.000% due 09/25/2065 ~		44,955	40,486

MortgageIT Mortgage Loan Trust
4.253% due 04/25/2036 •		2,085	2,019

MortgageIT Securities Corp. Mortgage Loan Trust
4.293% due 09/25/2037 •		4,248	3,210

MortgageIT Trust
4.573% due 02/25/2035 •		57	57

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034		298	281

New Orleans Hotel Trust
4.709% due 04/15/2032 •		2,790	2,763

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		33,290	28,975
6.864% due 10/25/2063 þ		12,407	12,508

New York Mortgage Trust
4.582% due 05/25/2036 ~		1,480	1,206

Newgate Funding PLC
2.750% due 12/15/2050 •	EUR	21,657	24,907
4.025% due 12/01/2050 •	GBP	209	273

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		$11	0
4.155% due 10/25/2035 ~		24	21
4.793% due 05/25/2035 •		1,350	1,223
6.320% due 03/25/2047 þ		368	345
7.000% due 02/19/2030 ~		289	289

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •		114,370	114,195

OBX Trust
2.500% due 10/25/2051 ~		55,966	46,561
3.000% due 01/25/2052 ~		93,541	81,118
3.000% due 02/25/2052 ~		14,655	12,755
3.703% due 04/25/2053 ~		5,139	5,119
6.113% due 03/25/2063 þ		1,233	1,232
6.520% due 07/25/2063 þ		4,450	4,458
7.045% due 09/25/2063 þ		5,475	5,509

Prime Mortgage Trust
4.193% due 02/25/2034 •		186	176

Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	740,900	511,184
5.713% due 12/30/2057 «(c)		21,900	15,110
5.863% due 12/30/2057 «(c)		14,700	10,142
6.163% due 12/30/2057 «(c)		7,900	5,451
6.563% due 12/30/2057 «(c)		5,500	3,795

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	27,116
2.939% due 10/29/2054 •		22,761	25,892
3.389% due 10/29/2054 •		20,861	23,534
3.689% due 10/29/2054 •		15,172	16,961
4.669% due 10/29/2054 •		11,379	12,697
6.539% due 10/29/2054 •		9,482	10,551

RALI Trust
4.039% due 08/25/2035 ~		$1,245	427
4.093% due 08/25/2035 •		169	115
4.093% due 02/25/2037 •		1,082	991
4.123% due 03/25/2037 •		955	167
4.153% due 05/25/2036 •		4,907	4,533
4.153% due 09/25/2036 •		866	818
4.163% due 12/25/2036 •		11	10
4.173% due 07/25/2036 •		1,258	1,184
4.173% due 08/25/2036 •		1,438	1,489
4.173% due 09/25/2036 •		19	17
4.193% due 11/25/2036 •		570	409
4.213% due 06/25/2037 •		665	609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.333% due 02/25/2046 •		$829	$413
5.219% due 09/25/2045 •		115	99
5.787% due 02/25/2036 ~		538	466
6.000% due 08/25/2036		667	563
6.000% due 09/25/2036		1,253	1,005
6.000% due 11/25/2036		759	608
6.000% due 01/25/2037		4	3
6.250% due 03/25/2037		669	530
6.500% due 07/25/2037		212	175
6.500% due 09/25/2037		738	610

RBSGC Mortgage Loan Trust
4.173% due 12/25/2034 •		10,821	9,946
5.750% due 04/25/2035		4,916	4,083

RBSSP Resecuritization Trust
3.662% due 09/27/2037 •		9,301	8,373
4.000% due 10/26/2037		5,156	3,548
4.013% due 10/27/2036 •		775	732
4.028% due 08/27/2037 •		122	121
4.118% due 02/27/2037 •		916	862

Regal Trust IV
4.329% due 09/29/2031 •		4	4

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		52	47

Residential Asset Securitization Trust
5.500% due 08/25/2034		34	34
5.750% due 02/25/2036		519	185
6.000% due 04/25/2037		190	91
6.000% due 05/25/2037		109	53
6.000% due 07/25/2037		1,078	384
6.250% due 08/25/2036		67	47
6.250% due 11/25/2036		1,793	613
6.250% due 09/25/2037		1,941	689
6.500% due 08/25/2036		1,317	344
6.500% due 09/25/2036		1,073	304

Resloc U.K. PLC
4.085% due 12/15/2043 •	GBP	1,108	1,398

RFMSI Trust
4.851% due 02/25/2037 ~		$1,372	891
5.092% due 07/27/2037 ~		2,460	1,688
5.390% due 02/25/2036 ~		691	663
5.500% due 12/25/2034		111	108
6.000% due 06/25/2036		387	330
6.000% due 07/25/2036		395	341
6.000% due 10/25/2036		3,872	3,152
6.000% due 06/25/2037		190	150
6.500% due 03/25/2032		23	23

Ripon Investments Financing Ltd.
0.000% due 12/02/2049 «(l)	GBP	1,548	2,022

Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)		714	301
0.000% due 08/28/2056 (g)		24,635	32,810
4.745% due 08/28/2056 •		32,762	43,401
4.945% due 08/28/2056 •		28,562	37,695
5.345% due 08/28/2056 •		14,701	19,414
6.245% due 08/28/2056 •		6,300	8,261
6.745% due 08/28/2056 •		311	410
7.745% due 08/28/2056 •		5,460	7,196

RMAC Securities No. 1 PLC
2.288% due 06/12/2044 •	EUR	837	952
4.015% due 06/12/2044 •	GBP	11,880	15,496

Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	21,135
3.035% due 06/28/2058 •		300,073	347,089
3.135% due 06/28/2058 •		34,142	39,450
3.335% due 06/28/2058 •		28,988	33,404
4.000% due 06/28/2058 ~		54,756	16,036
4.135% due 06/28/2058 •		24,158	27,780
5.135% due 06/28/2058 •		14,495	16,608
5.635% due 06/28/2058 •		7,730	8,756

Sequoia Mortgage Trust
3.538% due 09/20/2046 ~		$1,094	716
3.928% due 01/20/2047 ~		506	345
4.190% due 07/20/2036 •		9	8
4.210% due 06/20/2036 •		227	214
4.490% due 07/20/2033 •		27	28
4.590% due 10/20/2027 •		31	29
4.678% due 05/20/2034 •		90	86

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.683% due 09/20/2033 •	$23	$23
5.021% due 01/20/2047 ~	802	586

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •	34,140	34,105

SRT Issuer I LLC
0.000% due 10/01/2031 «•	30,762	30,827

STARM Mortgage Loan Trust
4.704% due 10/25/2037 ~	323	239
5.604% due 04/25/2037 ~	120	61
5.644% due 02/25/2037 ~	113	97
6.341% due 01/25/2037 ~	971	546

Starwood Mortgage Trust
4.645% due 11/15/2036 •	17,500	17,481

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	38	38
3.981% due 04/25/2036 ~	1,653	847
4.093% due 09/25/2034 •	662	624
4.093% due 08/25/2036 •	1,908	1,520
4.254% due 05/25/2036 ~	907	871
4.348% due 11/25/2035 ~	61	56
4.414% due 02/25/2036 ~	790	602
4.443% due 08/25/2035 ~	15	13
4.597% due 12/25/2035 ~	534	303
4.600% due 02/25/2036 ~	1,435	750
4.676% due 09/25/2035 ~	192	173
4.752% due 03/25/2036 ~	182	146
4.827% due 12/25/2035 ~	713	473
4.960% due 11/25/2036 ~	1,352	1,048
5.259% due 01/25/2035 •	77	72
5.549% due 10/25/2037 •	303	279
5.628% due 12/25/2034 ~	2	2
5.939% due 02/25/2034 ~	152	148

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	847	331
4.133% due 03/25/2037 •	128	7
4.173% due 06/25/2036 •	203	200
4.173% due 07/25/2046 •	303	251
4.213% due 04/25/2036 •	124	115
4.213% due 05/25/2036 •	42	30
4.233% due 05/25/2046 •	7,175	2,277
4.253% due 02/25/2036 •	47	44
4.291% due 07/19/2035 •	884	838
4.413% due 12/25/2035 •	877	747
4.491% due 01/19/2034 •	48	47
5.148% due 02/25/2036 •	3,055	2,644
5.259% due 12/25/2035 •	668	570
5.493% due 05/25/2047 •	6,483	5,391

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	6	6
4.451% due 09/19/2032 •	142	135
4.631% due 10/19/2033 •	160	149

Structured Asset Securities Corp.
4.115% due 04/15/2027 ~	5	5

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036	2,137	1,165

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.695% due 01/25/2034 ~	340	330
4.740% due 06/25/2034 þ	34	33
6.164% due 07/25/2033 ~	3	3
6.169% due 03/25/2033 ~	196	194
6.193% due 11/25/2033 ~	17	18

Structured Asset Securities Corp. Trust
5.750% due 04/25/2035	1,263	556

Suntrust Alternative Loan Trust
4.443% due 12/25/2035 •	805	702
5.750% due 12/25/2035	529	482
6.000% due 04/25/2036	347	108

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	444	97
6.470% due 09/25/2036 þ	5,583	134
6.500% due 07/25/2036	4,587	934
6.515% due 07/25/2037 þ	685	249

Thornburg Mortgage Securities Trust
4.059% due 09/25/2037 ~	350	349
4.493% due 12/25/2033 •	84	83
5.114% due 10/25/2043 ~	107	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.129% due 09/25/2047 ~		$7,877	$4,780
5.139% due 10/25/2046 •		16,589	15,984
5.552% due 07/25/2036 •		16,912	13,824
5.786% due 06/25/2047 •		6,880	6,499
5.836% due 03/25/2037 •		4,826	3,428

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		615	594
2.900% due 10/25/2059 ~		5,470	5,265
4.337% due 02/25/2055 ~		7,648	7,416

Trinity Square PLC
4.644% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	20,122	26,648

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	6,947
4.296% due 08/15/2051		5,975	5,930
4.313% due 05/15/2051		10,000	9,920
4.334% due 10/15/2051		17,486	17,331

UWM Mortgage Trust
2.500% due 11/25/2051 ~		176,198	147,408
2.500% due 12/25/2051 ~		73,898	61,575
3.000% due 01/25/2052 ~		53,469	46,371
4.617% due 11/25/2051 •		1,791	1,680

VASA Trust
4.687% due 07/15/2039 •		7,550	7,419

Verus Securitization Trust
4.260% due 02/25/2067 þ		731	704
5.811% due 05/25/2068 þ		406	405
6.443% due 08/25/2068 þ		4,274	4,281
6.665% due 09/25/2068 þ		6,250	6,279
7.070% due 10/25/2068 þ		5,896	5,941

Visio Trust
6.598% due 10/25/2058 þ		3,743	3,752

Wachovia Mortgage Loan Trust LLC
3.713% due 08/20/2035 ~		171	159
6.627% due 10/20/2035 ~		13	12

WaMu Mortgage Pass-Through Certificates Trust
3.649% due 04/25/2037 ~		1,125	1,026
3.697% due 05/25/2046 •		116	97
3.852% due 03/25/2036 ~		6,724	6,066
3.867% due 05/25/2037 ~		532	472
3.871% due 12/25/2046 •		2,976	2,767
3.988% due 11/25/2036 ~		9	9
3.996% due 02/25/2037 ~		211	184
3.999% due 05/25/2037 ~		30	26
4.089% due 02/25/2037 ~		5,740	5,231
4.108% due 12/25/2036 ~		3,440	3,181
4.125% due 02/25/2037 ~		1,991	1,793
4.136% due 12/25/2036 ~		3,800	3,458
4.204% due 04/25/2037 ~		332	307
4.205% due 02/25/2037 ~		2,573	2,408
4.253% due 04/25/2035 ~		877	857
4.260% due 01/25/2036 ~		1,650	1,632
4.260% due 12/25/2036 ~		27	25
4.266% due 08/25/2036 ~		402	367
4.333% due 12/25/2045 •		124	125
4.373% due 07/25/2045 •		96	93
4.431% due 12/25/2035 ~		2,935	2,718
4.445% due 09/25/2036 ~		1,959	1,735
4.477% due 09/25/2035 ~		4,442	4,234
4.483% due 10/25/2035 ~		208	192
4.517% due 08/25/2036 ~		61	57
4.533% due 11/25/2034 •		208	205
4.613% due 11/25/2045 •		107	101
4.613% due 12/25/2045 •		86	80
4.616% due 03/25/2035 ~		356	347
4.619% due 04/25/2047 •		3,608	3,339
4.629% due 05/25/2047 •		5,476	4,739
4.647% due 07/25/2037 ~		124	114
4.656% due 08/25/2046 ~		3,330	3,059
4.657% due 07/25/2047 •		1,624	1,437
4.688% due 12/25/2035 ~		348	326
4.773% due 11/25/2034 •		101	99
4.859% due 08/25/2046 •		46	43
4.863% due 03/25/2037 ~		6,118	5,695
4.869% due 08/25/2036 ~		4,101	4,022
5.179% due 08/25/2034 ~		61	58
5.259% due 06/25/2042 •		98	93
5.302% due 09/25/2033 ~		161	159
5.348% due 05/25/2035 ~		4,528	4,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.359% due 10/25/2046 •		$3,545	$3,410
5.686% due 09/25/2033 ~		9	8
5.799% due 01/25/2033 ~		34	33

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	4	19,105
4.695% due 12/21/2049 •		41,852	55,434
5.395% due 12/21/2049 •		23,296	30,867
5.895% due 12/21/2049 •		11,648	15,335
6.395% due 12/21/2049 •		6,656	8,746
6.895% due 12/21/2049 •		6,656	8,672

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ		$2,707	701
4.113% due 02/25/2037 •		5,687	4,521
4.243% due 04/25/2035 •		2,895	2,442
4.829% due 05/25/2046 •		1,831	1,647
5.500% due 11/25/2035		300	280
5.500% due 06/25/2037		445	433
6.000% due 04/25/2036		908	798
6.768% due 07/25/2036 þ		1,088	222
6.949% due 07/25/2036 þ		1,859	379

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.582% due 06/25/2033 ~		565	502
4.999% due 05/25/2033 ~		80	82

Wells Fargo Alternative Loan Trust
6.578% due 07/25/2037 ~		356	337

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,782
3.311% due 06/15/2052		8,800	8,400
3.472% due 11/15/2050		10,070	9,920
3.615% due 12/15/2049		561	560
3.749% due 06/15/2036 ~		500	472
3.862% due 12/15/2039		40,310	38,938
4.023% due 03/15/2052		33,712	33,281
4.442% due 09/15/2061		4,000	3,994

Wells Fargo Mortgage-Backed Securities Trust
5.715% due 04/25/2036 ~		365	364
5.792% due 03/25/2036 ~		20	19
6.414% due 07/25/2034 ~		2	2

Worldwide Plaza Trust
3.526% due 11/10/2036		6,280	5,020

Total Non-Agency Mortgage-Backed Securities (Cost $10,330,307)			9,859,338

ASSET-BACKED SECURITIES 7.8%

AUTOMOBILE SEQUENTIAL 0.2%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	20,998

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		2,019	2,021

First Investors Auto Owner Trust
6.440% due 10/16/2028		1,341	1,349

Hertz Vehicle Financing LLC
3.890% due 09/25/2028		31,800	31,589

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029		1,852	1,838

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,549

			67,344

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	83,554	55,983

CMBS OTHER 0.7%

Acore Issuer LLC
5.125% due 08/20/2043 •		$34,300	34,279

ACREC LLC
5.130% due 01/18/2043 •		25,300	25,287

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		2,800	2,798

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •	$41,381	$41,463
5.137% due 11/15/2036 •	22,964	23,020

AREIT Trust
4.922% due 01/20/2037 •	6,132	6,131
5.920% due 06/17/2039 •	17,904	17,913

BDS LLC
4.959% due 10/17/2042 •	500	499

BDS Ltd.
5.144% due 12/16/2036 •	3,651	3,655

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	14,000	14,003

KREF Ltd.
5.127% due 02/17/2039 •	25,205	25,218

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	3,804	3,812
5.222% due 01/17/2037 •	17,370	17,344

MF1 LLC
5.000% due 02/18/2040 •	700	698
5.827% due 06/19/2037 •	17,062	17,067

MF1 Ltd.
4.874% due 10/16/2036 •	9,060	9,066
5.027% due 02/19/2037 •	9,766	9,776

PFP Ltd.
5.180% due 08/18/2043 •	28,600	28,633

Starwood Ltd.
4.994% due 04/18/2038 •	9,631	9,634
5.022% due 11/15/2038 •	14,584	14,566

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	25,785	25,852

		330,714

HOME EQUITY OTHER 1.5%

Aames Mortgage Investment Trust
4.573% due 10/25/2035 •	373	371

ABFC Trust
4.653% due 12/25/2030 •	326	327
4.843% due 03/25/2034 •	985	958
4.888% due 05/25/2032 •	65	74

Accredited Mortgage Loan Trust
4.663% due 01/25/2035 •	246	242

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	8	3
4.013% due 12/25/2036 •	5,023	1,253
4.113% due 08/25/2036 •	4,475	1,015
4.193% due 12/25/2036 •	19,365	4,830
4.233% due 08/25/2036 •	5,750	1,304
4.453% due 11/25/2035 •	410	478
4.618% due 12/25/2045 •	2,497	1,928
4.723% due 02/25/2036 •	887	844
4.768% due 11/25/2033 •	777	802
4.768% due 12/25/2034 •	159	151

Aegis Asset-Backed Securities Trust
4.438% due 12/25/2035 •	2,034	1,939
4.513% due 06/25/2035 •	886	860

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.685% due 05/25/2034 þ	686	670
4.663% due 07/25/2034 •	1	1
7.168% due 11/25/2032 •	1,533	1,634

Argent Securities Trust
3.903% due 09/25/2036 •	3,708	1,200
3.943% due 09/25/2036 •	19,145	6,193
4.093% due 06/25/2036 •	16,878	4,493
4.173% due 03/25/2036 •	5,108	2,889
4.333% due 05/25/2036 •	21,255	5,020

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.433% due 01/25/2036 •	7,228	6,833
4.918% due 11/25/2034 •	464	475

Asset-Backed Securities Corp. Home Equity Loan Trust
3.873% due 05/25/2037 •	137	99
4.553% due 10/25/2034 •	1	1
5.137% due 04/15/2033 •	308	310
7.012% due 08/15/2032 •	2,585	2,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities I Trust
4.133% due 12/25/2036 •	$1,710	$1,711
4.843% due 08/25/2037 •	3,333	3,035
5.743% due 06/25/2035 •	6,542	6,678

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •	37	37
5.972% due 06/25/2043 ~	169	168

C-BASS Mortgage Loan Trust
3.257% due 03/25/2037 þ	4,128	1,490

C-BASS Trust
3.208% due 04/25/2037 •	598	357
3.913% due 11/25/2036 •	74	34
4.093% due 11/25/2036 •	7,102	3,290

Carrington Mortgage Loan Trust
3.953% due 10/25/2036 •	2,626	2,144
4.043% due 10/25/2036 •	3,077	2,514
4.053% due 02/25/2037 •	27,010	26,091

CDC Mortgage Capital Trust
4.588% due 07/25/2034 •	50	87

Chase Funding Trust
4.353% due 02/25/2033 •	19	19
4.433% due 08/25/2032 •	313	312

CIT Home Equity Loan Trust
4.843% due 09/25/2030 •	27	27

Citigroup Mortgage Loan Trust, Inc.
3.963% due 07/25/2045 •	5,927	4,194
3.983% due 05/25/2037 •	7,578	5,146
4.053% due 07/25/2045 •	2,759	1,951
4.113% due 12/25/2036 •	7,133	4,014
4.293% due 08/25/2036 •	6,292	6,245
4.333% due 05/25/2037 •	1,553	1,548
4.528% due 09/25/2035 •	276	276
7.250% due 10/25/2037 þ	1,232	1,192
7.264% due 01/25/2037 þ	744	314

Countrywide Asset-Backed Certificates
4.193% due 08/25/2034 •	293	286
4.473% due 12/25/2036 •	277	232

Countrywide Asset-Backed Certificates Trust
3.370% due 03/25/2036 •	245	244
3.627% due 04/25/2035 •	328	326
3.933% due 08/25/2037 •	8,811	7,933
4.023% due 10/25/2047 •	12	12
4.073% due 02/25/2037 •	3,499	3,372
4.073% due 03/25/2037 •	993	982
4.153% due 11/25/2047 •	1,089	1,053
4.233% due 09/25/2037 •	779	843
4.233% due 09/25/2047 •	7,190	7,487
4.293% due 10/25/2034 •	1,008	994
4.378% due 06/25/2036 •	1,844	1,844
4.533% due 12/25/2034 •	979	964
4.693% due 11/25/2034 •	197	195
4.753% due 02/25/2036 •	2,993	2,947
5.583% due 08/25/2035 ~	15,234	14,840

Credit Suisse First Boston Mortgage Securities Corp.
4.031% due 08/25/2032 •	834	812

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •	194	129
6.780% due 05/25/2035 þ	570	528

Delta Funding Home Equity Loan Trust
4.607% due 09/15/2029 •	71	68

EMC Mortgage Loan Trust
4.533% due 05/25/2040 •	8	8

EquiFirst Mortgage Loan Trust
4.543% due 01/25/2034 •	8	8

Fieldstone Mortgage Investment Trust
4.108% due 11/25/2036 •	7,360	4,844
4.173% due 05/25/2036 •	4,969	3,814

Finance America Mortgage Loan Trust
4.693% due 08/25/2034 •	66	63

Finance of America Structured Securities Trust
3.500% due 07/25/2075 þ	74,088	72,367

First NLC Trust
2.904% due 05/25/2035 •	839	766
3.933% due 08/25/2037 •	2,167	1,095
4.073% due 08/25/2037 •	2,249	1,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
3.893% due 08/25/2036 •	$331	$102
3.913% due 01/25/2037 •	24	11
3.953% due 08/25/2036 •	6,779	2,090
4.053% due 11/25/2036 •	34,128	11,900
4.093% due 01/25/2037 •	10,857	4,975
4.133% due 02/25/2037 •	39,940	11,859
4.273% due 02/25/2037 •	15,167	4,534
4.293% due 05/25/2036 •	9,383	6,180
4.333% due 04/25/2036 •	2,565	2,334
4.453% due 01/25/2036 •	4,437	4,332
4.858% due 06/25/2035 •	1,849	1,848

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •	5	2

GMACM Home Equity Loan Trust
7.000% due 09/25/2037 ~	4	4

GSAA Home Equity Trust
3.933% due 03/25/2036 •	37	12
3.993% due 03/25/2037 •	483	131
4.033% due 04/25/2047 •	787	736
4.033% due 05/25/2047 •	2,327	1,366
4.133% due 09/25/2036 •	8,015	1,715
4.153% due 05/25/2036 •	13,453	2,717
4.153% due 07/25/2037 •	128	127
4.194% due 03/25/2036 ~	3,846	1,494
4.393% due 03/25/2037 •	1,667	660
4.393% due 05/25/2047 •	129	81

GSAMP Trust
3.883% due 01/25/2037 •	2,346	1,445
3.973% due 11/25/2035 •	348	24
4.033% due 12/25/2036 •	4,824	2,385
4.273% due 06/25/2036 •	3,148	1,718
4.273% due 08/25/2036 •	1,232	1,069
4.333% due 04/25/2036 •	2,844	1,864
5.113% due 12/25/2034 •	746	685
5.443% due 10/25/2034 •	120	122
5.668% due 03/25/2034 •	1,605	1,365

Home Equity Asset Trust
4.393% due 11/25/2032 •	154	146
4.888% due 05/25/2035 •	108	108

Home Equity Loan Trust
4.023% due 04/25/2037 •	2,050	2,006

Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 04/25/2037 •	803	567
4.213% due 04/25/2037 •	2,583	1,824

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	86	24

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •	126	43
4.013% due 12/25/2036 •	458	110
4.133% due 12/25/2036 •	4,176	949
4.573% due 11/25/2035 •	1,448	1,372

IMC Home Equity Loan Trust
5.690% due 07/25/2026 ~	1	1

JP Morgan Mortgage Acquisition Corp.
2.945% due 10/25/2035 •	275	273

JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •	181	80
4.013% due 08/25/2036 •	19	14
4.113% due 07/25/2036 •	4,855	1,295
6.337% due 08/25/2036 þ	1,446	842

Lehman ABS Mortgage Loan Trust
3.883% due 06/25/2037 •	4,155	2,760
3.993% due 06/25/2037 •	2,243	1,489

Long Beach Mortgage Loan Trust
4.113% due 12/25/2036 •	16,349	11,150
4.153% due 03/25/2046 •	1,392	1,228
4.313% due 08/25/2045 •	3,398	3,380
4.353% due 10/25/2034 •	9	9
4.843% due 06/25/2035 •	4,145	4,102
5.068% due 02/25/2035 •	1,796	1,781

MASTR Asset-Backed Securities Trust
3.893% due 01/25/2037 •	80	22
4.093% due 08/25/2036 •	3,790	1,318
4.273% due 03/25/2036 •	4,667	2,769
4.273% due 10/25/2036 •	3,710	3,386
4.543% due 10/25/2035 •	5,789	5,761

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.971% due 11/25/2035 þ	$84	$61
6.219% due 02/25/2036 þ	143	121

Merrill Lynch First Franklin Mortgage Loan Trust
4.133% due 04/25/2037 •	2,018	735

Merrill Lynch Mortgage Investors Trust
3.913% due 11/25/2037 •	1,375	415
4.013% due 08/25/2037 •	6,839	3,342
4.033% due 02/25/2037 •	829	230
4.093% due 08/25/2037 •	28,639	13,993
4.093% due 11/25/2037 •	9,795	2,968
4.273% due 08/25/2037 •	1,432	700
4.313% due 03/25/2037 •	19,439	18,480
4.313% due 04/25/2037 •	2,016	921
4.433% due 03/25/2037 •	5,213	4,955
4.693% due 02/25/2047 •	12,727	7,347

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 12/25/2036 •	2,324	1,169
3.853% due 05/25/2037 •	690	633
3.883% due 01/25/2037 •	4,553	2,093
3.893% due 07/25/2036 •	122	44
3.893% due 11/25/2036 •	1,117	658
3.903% due 03/25/2037 •	5,399	2,184
3.933% due 11/25/2036 •	11,510	5,493
3.933% due 05/25/2037 •	3,047	2,324
3.943% due 10/25/2036 •	10,816	5,644
3.943% due 11/25/2036 •	12,355	7,289
3.943% due 12/25/2036 •	1,606	808
3.973% due 03/25/2037 •	20,800	8,413
3.993% due 02/25/2037 •	1,729	757
4.008% due 03/25/2037 •	8,282	3,090
4.023% due 10/25/2036 •	1,294	675
4.023% due 11/25/2036 •	11,120	6,566
4.043% due 12/25/2036 •	6,969	3,503
4.043% due 05/25/2037 •	1,237	1,135
4.053% due 02/25/2037 •	732	321
4.093% due 06/25/2036 •	5,290	2,609
4.093% due 09/25/2036 •	14,496	4,975
4.113% due 09/25/2036 •	8,544	3,589
4.133% due 03/25/2037 •	2,683	1,085
4.153% due 02/25/2037 •	3,553	1,111
4.293% due 08/25/2036 •	12,583	6,254
4.528% due 07/25/2035 •	2,503	2,477
4.723% due 11/25/2034 •	115	115
4.793% due 03/25/2033 •	314	317

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.068% due 09/25/2032 •	139	139
5.143% due 02/25/2033 •	186	203

Morgan Stanley Home Equity Loan Trust
3.893% due 12/25/2036 •	12,484	5,944
4.113% due 04/25/2036 •	3,748	2,583

Morgan Stanley IXIS Real Estate Capital Trust
3.843% due 11/25/2036 •	5	2
4.093% due 07/25/2036 •	7,533	2,904
4.253% due 07/25/2036 •	23,099	8,959

Morgan Stanley Mortgage Loan Trust
3.953% due 11/25/2036 •	3,115	856
5.299% due 11/25/2036 •	1,542	596
5.750% due 04/25/2037 ~	513	243
6.000% due 02/25/2037 ~	315	177
6.077% due 10/25/2046 þ	2,291	511
6.226% due 10/25/2036 þ	964	250

New Century Home Equity Loan Trust
4.513% due 10/25/2035 •	342	341
4.573% due 03/25/2035 •	509	509
4.678% due 05/25/2034 •	432	455
6.793% due 01/25/2033 •	1,077	911

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.453% due 10/25/2036 •	19,819	3,544
4.593% due 02/25/2037 •	1,694	449
6.532% due 10/25/2036 þ	2,563	436

NovaStar Mortgage Funding Trust
3.993% due 01/25/2037 •	3,364	1,105
4.093% due 06/25/2036 •	1,467	1,099
4.093% due 09/25/2036 •	11,536	4,449
4.093% due 03/25/2037 •	3,428	1,069
4.133% due 11/25/2036 •	7,768	2,350
4.153% due 03/25/2037 •	2,838	885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.213% due 01/25/2037 •	$15,133	$4,969
4.293% due 10/25/2036 •	4,056	1,859
4.503% due 12/25/2033 •	134	133
4.618% due 06/25/2034 •	2	2
5.668% due 03/25/2035 •	2,010	1,997

Option One Mortgage Loan Trust
3.963% due 05/25/2037 •	3,017	1,632
3.973% due 04/25/2037 •	5,684	2,889
3.993% due 01/25/2037 •	7,583	4,413
4.013% due 04/25/2037 •	14,023	9,933
4.033% due 04/25/2037 •	2,306	1,326
4.043% due 07/25/2037 •	2,142	1,389
4.073% due 01/25/2037 •	17,069	9,934
4.073% due 02/25/2037 •	6,719	3,310
4.123% due 04/25/2037 •	1,844	915
4.233% due 01/25/2037 •	6,418	3,735
4.293% due 03/25/2037 •	1,062	518
4.333% due 01/25/2036 •	5,368	5,126

Option One Mortgage Loan Trust Asset-Backed Certificates
4.483% due 11/25/2035 •	7,552	7,360
4.648% due 10/25/2032 •	813	995

Ownit Mortgage Loan Trust
4.693% due 10/25/2036 •	1,483	1,476

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.593% due 12/25/2034 •	8,177	8,207

People’s Choice Home Loan Securities Trust
4.738% due 05/25/2035 •	1,466	1,411
5.143% due 01/25/2035 •	203	201

People’s Financial Realty Mortgage Securities Trust
3.933% due 09/25/2036 •	17,140	4,009

Popular ABS Mortgage Pass-Through Trust
4.003% due 01/25/2037 •	1,717	1,676

RAAC Trust
4.493% due 11/25/2046 •	5,027	4,703

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	5,355	5,314

Renaissance Home Equity Loan Trust
3.723% due 08/25/2033 •	29	27
4.493% due 08/25/2032 •	104	101
4.513% due 11/25/2034 •	181	161
5.893% due 06/25/2037 þ	8,030	1,945
5.906% due 06/25/2037 þ	8,997	2,184

Residential Asset Mortgage Products Trust
4.363% due 01/25/2036 •	1,037	1,029

Residential Asset Securities Corporation Trust
4.033% due 10/25/2036 •	817	805
4.053% due 11/25/2036 •	3,492	3,281
4.133% due 11/25/2036 •	1,181	1,113
4.228% due 06/25/2036 •	9,440	9,335
4.353% due 04/25/2036 •	297	297
4.373% due 06/25/2033 •	585	577
4.408% due 03/25/2036 •	1,200	1,187
4.888% due 03/25/2035 •	1,745	1,756

SASCO Mortgage Loan Trust
4.704% due 12/25/2034 •	376	375

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	218	45
4.053% due 05/25/2037 •	341	268
4.113% due 07/25/2036 •	2,095	674
4.273% due 07/25/2036 •	2,694	866

SG Mortgage Securities Trust
4.093% due 10/25/2036 •	6,932	6,705

Soundview Home Loan Trust
3.973% due 08/25/2037 •	229	226
4.013% due 01/25/2037 •	2,221	1,623
4.113% due 01/25/2037 •	2,120	1,549
4.153% due 02/25/2037 •	7,508	1,985
4.313% due 02/25/2037 •	9,688	2,572
4.353% due 05/25/2036 •	1,121	1,104

Structured Asset Investment Loan Trust
4.093% due 06/25/2036 •	61	60
4.393% due 01/25/2036 •	524	520
4.693% due 05/25/2035 •	2,292	2,270
4.723% due 09/25/2034 •	46	40
4.723% due 01/25/2035 •	7,740	7,655

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.793% due 09/25/2034 •	$113	$119
4.918% due 01/25/2035 •	3,957	3,606
4.993% due 12/25/2034 •	114	114
5.173% due 04/25/2033 •	129	133
5.368% due 01/25/2035 •	4,313	3,768
5.518% due 01/25/2035 •	3,824	1,598

Structured Asset Securities Corp. Mortgage Loan Trust
3.973% due 01/25/2037 •	2,115	1,206
4.253% due 01/25/2037 •	15,402	8,876
4.333% due 04/25/2036 •	4,069	4,010
4.693% due 05/25/2037 •	967	957

WaMu Asset-Backed Certificates Trust
4.093% due 01/25/2037 •	11,173	5,050
4.293% due 04/25/2037 •	9,118	3,278

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	1,254	435

		716,946

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.053% due 03/25/2037 •	987	983
4.272% due 07/25/2036 •	446	445

Morgan Stanley Mortgage Loan Trust
4.033% due 04/25/2037 •	4,435	1,162
4.253% due 02/25/2037 •	403	76
4.513% due 04/25/2037 •	2,149	566

Saxon Asset Securities Trust
4.133% due 10/25/2046 •	1,655	1,638

		4,870

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ	48	49

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities I Trust
4.193% due 11/25/2034 •	536	456

Bear Stearns Asset-Backed Securities Trust
4.886% due 10/25/2036 ~	576	246
5.500% due 01/25/2034 þ	12	10

Citigroup Mortgage Loan Trust, Inc.
6.851% due 05/25/2036 þ	1,938	678

First Franklin Mortgage Loan Trust
4.103% due 10/25/2036 •	5,898	4,946
4.113% due 04/25/2036 •	1,390	1,376
4.273% due 08/25/2036 •	1,766	1,700
4.273% due 10/25/2036 •	3,084	2,025
4.993% due 01/25/2035 •	623	634
5.218% due 10/25/2034 •	409	413

GSAMP Trust
4.843% due 06/25/2034 •	453	468

RAAC Trust
4.393% due 06/25/2044 •	628	584

Residential Asset Mortgage Products Trust
4.143% due 10/25/2036 •	4,391	4,328
4.393% due 03/25/2036 •	2,885	2,869
4.433% due 01/25/2036 •	1,997	1,878

Securitized Asset-Backed Receivables LLC Trust
4.293% due 03/25/2036 •	8,356	5,306
4.293% due 05/25/2036 •	8,594	4,612
4.753% due 01/25/2036 •	942	887

Specialty Underwriting & Residential Finance Trust
3.993% due 11/25/2037 •	345	188
4.046% due 02/25/2037 þ	27,488	8,735
4.093% due 11/25/2037 •	4,496	2,457
4.393% due 12/25/2036 •	809	792
4.493% due 03/25/2037 •	1,640	846
4.693% due 06/25/2036 •	8,588	8,361
4.768% due 12/25/2035 •	170	170

		54,965

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 5.2%

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		$10,700	$10,701

Apidos CLO XXIV
4.879% due 10/20/2030 •		244	244

ARES European CLO XII DAC
2.876% due 04/20/2032 •	EUR	10,630	12,287

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		$13,250	13,259

Bain Capital Euro CLO DAC
2.766% due 01/20/2032 •	EUR	1,307	1,512

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •		$27,450	27,522

Black Diamond CLO DAC
2.964% due 05/15/2032 •	EUR	1,701	1,969

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •		3,485	4,033

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		$4,697	4,702

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		22,700	22,705

BlueMountain Fuji EUR CLO V DAC
2.926% due 01/15/2033 •	EUR	5,853	6,772

BNPP AM Euro CLO DAC
2.616% due 04/15/2031 •		2,667	3,086
2.847% due 07/22/2032 •		16,981	19,605

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$35,600	35,611

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		23,100	23,065

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		38,800	38,927

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •	EUR	3,954	4,574

Carlyle U.S. CLO Ltd.
4.778% due 10/20/2034 •		$2,500	2,500

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		4,076	4,080

Castlelake Aircraft Structured Trust
5.073% due 03/15/2051		11,000	10,820

CBAMR Ltd.
5.302% due 07/15/2037 •		39,000	39,101

CIFC Funding Ltd.
4.880% due 10/24/2030 •		502	503

Commonbond Student Loan Trust
2.550% due 05/25/2041		784	754

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		49,334	21,638
0.000% due 11/25/2054 «(g)		10,094	5,278
5.150% due 11/25/2054		7,728	7,756
5.350% due 11/25/2054		42,022	42,626
5.450% due 11/25/2054		9,751	9,841
5.750% due 11/25/2054		4,869	4,900
6.250% due 11/25/2053		3,411	3,415
6.400% due 11/25/2053		179,510	184,520
6.600% due 11/25/2054		6,293	6,305
6.950% due 11/25/2053		32,730	33,729
7.400% due 11/25/2053		32,730	33,792
8.750% due 11/25/2054		3,654	3,684
9.100% due 11/25/2053		19,109	19,792
9.350% due 11/25/2053		17,732	17,900

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,100	1,076

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •	EUR	13,386	15,492

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •		9,385	10,859

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •		$39	39

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		4,200	4,204

Euro-Galaxy III CLO DAC
2.650% due 04/24/2034 •	EUR	22,737	26,313

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		$7,823	$7,827

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		6,300	6,298

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		11,850	11,854

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		6,594	5,122
4.000% due 04/20/2049		13,398	11,572

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		9,150	9,162

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		6,550	6,552

Harvest CLO XXI DAC
1.040% due 07/15/2031	EUR	1,114	1,271
2.776% due 07/15/2031 •		9,827	11,371

Harvest CLO XXII DAC
2.866% due 01/15/2032 •		7,359	8,506

Jamestown CLO XI Ltd.
5.029% due 07/14/2031 •		$185	185

Jubilee CLO DAC
2.666% due 04/15/2031 •	EUR	13,418	15,529

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		$32,300	32,333

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		8,100	8,102

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		28,400	28,435

LCM 30 Ltd.
5.009% due 04/20/2031 •		4,074	4,078

LCM 39 Ltd.
4.703% due 10/15/2034 •		10,200	10,202

Lendmark Funding Trust
1.900% due 11/20/2031		750	735

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	14,355	16,571

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		$240	240

MAST Ltd.
5.134% due 02/15/2051		14,911	14,688

MMAF Equipment Finance LLC
5.200% due 09/13/2027		788	790

Mosaic Solar Loan Trust
2.640% due 01/20/2053		14,786	12,965

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		14,150	14,151

Navient Private Education Loan Trust
3.610% due 12/15/2059		38	38

Nelnet Student Loan Trust
4.670% due 06/22/2065		28,787	28,500
5.023% due 06/22/2065 •		24,841	25,051
5.873% due 02/20/2041 •		3,432	3,506
6.640% due 02/20/2041		3,771	3,901

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		19,500	19,517

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	25,690	29,681

OneMain Financial Issuance Trust
1.750% due 09/14/2035		$655	646
4.432% due 06/16/2036 •		2,249	2,251

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		21,700	21,696
4.480% due 10/15/2032 •		7,600	7,599
4.489% due 01/15/2033 •		27,100	27,069

Performer Funding 1 PLC
0.000% due 06/21/2035 (g)	GBP	27,414	21,657
5.733% due 06/21/2035 •		16,083	21,289
6.733% due 06/21/2035 •		21,700	28,770
7.733% due 06/21/2035 •		14,400	19,238
9.233% due 06/21/2035 •		6,200	8,282
11.233% due 06/21/2035 •		9,300	12,423

Post CLO Ltd.
4.762% due 04/20/2035 •		$5,550	5,551

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		$12,550	$12,561

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		21,400	21,425

Project Panama SPV LLC
7.200% due 01/03/2029 «		46,803	47,072

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •		8,400	8,409

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		11,300	11,312

Scalelogix ABS U.S. Issuer LLC
5.673% due 07/25/2055		19,400	19,116

SLC Student Loan Trust
4.853% due 06/15/2040 •		1,143	1,133

SLM Student Loan Trust
5.849% due 01/27/2027 •		161	161

SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,655	2,109
0.000% due 09/15/2053 (g)		1	294
0.000% due 03/15/2055 «(g)		11	146
0.010% due 11/16/2054		10	50
3.940% due 02/16/2055		23,738	23,024
4.780% due 03/15/2055		8,500	8,417
4.849% due 11/16/2054 «		24,112	24,112
4.872% due 03/15/2055 •		18,533	18,568
4.960% due 03/15/2055		166,610	167,927
4.972% due 03/15/2052 •		10,300	10,319
5.030% due 03/15/2056 (c)		6,000	6,007
5.100% due 03/15/2055		8,500	8,563
5.122% due 02/16/2055 •		9,853	9,951
5.19% due 11/16/2054 «		176,820	175,752
5.260% due 03/15/2055		16,900	16,348
5.322% due 09/15/2053 •		29,304	29,827
5.550% due 03/15/2052		10,300	10,603
5.71% due 11/16/2054 «		10,631	10,548
6.14% due 11/16/2054 «		2,126	2,107
6.150% due 09/15/2053		18,051	18,850
6.250% due 03/15/2052		1,951	2,033
6.500% due 03/15/2052		1,100	1,157
6.93% due 11/16/2054 «		17,010	16,869
6.930% due 09/15/2053		12,507	13,143
7.540% due 09/15/2053		2,644	2,770
8.290% due 03/15/2052		1,195	1,253
8.870% due 09/15/2053		5,450	5,843

SoFi Alternative Trust
5.521% due 05/16/2050 ~		38,089	36,411

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,633	4,568
4.910% due 03/27/2034		15,894	15,951
5.250% due 03/27/2034		3,796	3,828
5.770% due 03/27/2034		2,944	2,993
6.260% due 03/27/2034		2,177	2,223

Sound Point CLO XX Ltd.
5.030% due 07/26/2031 •		755	755

Stonepeak ABS
2.301% due 02/28/2033		164	161

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		33,183	30,163

Switch ABS Issuer LLC
5.121% due 10/25/2055		13,100	12,817

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		20,450	20,448

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •		13,300	13,283

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		10,950	10,946

Toro European CLO 6 DAC
2.951% due 01/12/2032 •	EUR	7,063	8,171

Toro European CLO 7 DAC
2.794% due 02/15/2034 •		14,653	16,917

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$2,660	23
4.763% due 10/02/2039 ^•(d)		13,598	115

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		16,100	16,112

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		$29,700	$29,736

Valerie Asset Ltd.
5.219% due 09/15/2050 «(l)		194,341	190,206
5.267% due 09/15/2050 «(l)		26,401	23,612

Venture 32 CLO Ltd.
5.029% due 07/18/2031 •		259	259

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		1,087	1,088

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		6,841	6,849

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		11,700	11,714

Wind River CLO Ltd.
4.778% due 07/20/2034 •		13,000	13,009

			2,446,832

Total Asset-Backed Securities (Cost $3,880,326)			3,677,703

SOVEREIGN ISSUES 10.9%

Abu Dhabi Government International Bonds
3.125% due 04/16/2030		1,600	1,523

Australia Government Bonds
2.750% due 06/21/2035	AUD	179,200	103,658

Brazil Government International Bonds
6.125% due 03/15/2034		$15,700	15,711
7.125% due 05/13/2054		2,450	2,412
7.250% due 01/12/2056		53,215	52,313

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (g)	BRL	14,100	2,721
0.000% due 07/01/2026 (g)		1,127,900	210,875
0.000% due 10/01/2026 (g)		1,846,800	334,013

Canada Government Bonds
3.000% due 06/01/2034	CAD	9,200	6,448
3.250% due 12/01/2034		89,632	63,769

Colombia Government International Bonds
5.375% due 01/21/2029		$12,000	11,904
6.125% due 01/21/2031		11,400	11,229
6.500% due 01/21/2033		5,900	5,785

Colombia TES
9.250% due 05/28/2042	COP	10,612,000	2,168
11.000% due 08/22/2029		321,297,100	81,009
11.500% due 07/25/2046		11,557,000	2,788
11.750% due 01/24/2035		466,622,500	115,693
12.750% due 11/28/2040		375,303,300	99,474
13.250% due 02/09/2033		280,894,200	75,311

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	8,200	6,119

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$115,950	116,704

European Union
2.875% due 10/05/2029	EUR	185,300	214,167

Israel Government International Bonds
4.500% due 01/13/2031		$20,000	19,601
5.375% due 03/12/2029		31,800	32,306
5.500% due 03/12/2034 (n)		27,000	27,383
5.750% due 03/12/2054		3,900	3,633

Italy Buoni Poliennali Del Tesoro
1.100% due 08/15/2031 (h)	EUR	17,111	20,017
1.250% due 09/15/2032 (h)		18,397	21,551
2.850% due 02/01/2031		14,200	16,112

Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	20,800	23,528

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	9,406,000	41,080

Japan Government Thirty Year Bonds
2.100% due 09/20/2054		1,300,250	5,943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.300% due 12/20/2054	JPY	16,457,250	$78,714
2.400% due 03/20/2055		19,593,500	95,794
2.800% due 06/20/2055		12,340,000	65,894
3.200% due 09/20/2055		15,871,000	91,917

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		20,860,000	109,201
2.400% due 03/20/2045		11,554,800	64,337
2.700% due 09/20/2045		1,021,700	5,927

Korea Development Bank
4.367% (SOFRRATE + 0.700%) due 10/23/2026 ~		$7,450	7,445

Korea National Oil Corp.
4.875% due 04/03/2029		1,700	1,725

Kuwait International Government Bonds
4.016% due 10/09/2028		18,500	18,249
4.136% due 10/09/2030		19,700	19,299
4.652% due 10/09/2035		14,200	13,657

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	6,100	6,935
4.500% due 03/19/2034		5,500	6,193
4.750% due 03/22/2031		$13,600	13,308
5.000% due 04/27/2051		26,100	20,461
5.125% due 03/19/2038	EUR	800	894
5.375% due 03/22/2033		$16,000	15,680
5.625% due 09/22/2035		28,400	27,520
6.000% due 05/07/2036		1,100	1,096
6.625% due 01/29/2038		12,208	12,470
6.875% due 05/13/2037		11,400	11,970

Mexico Udibonos
4.000% due 08/24/2034 (h)	MXN	61	3

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	96,400	50,862
2.000% due 03/08/2033		9,100	5,095
4.750% due 02/20/2037		21,000	13,405

Paraguay Government International Bonds
4.950% due 04/28/2031		$4,160	4,155

Peru Government Bonds
5.940% due 02/12/2029	PEN	3,000	899
6.850% due 08/12/2035		93,230	27,356
7.300% due 08/12/2033		639,056	201,220

Peru Government International Bonds
5.350% due 08/12/2040		6,400	1,544
5.400% due 08/12/2034		1,051	287
6.150% due 08/12/2032		370,910	111,466
6.950% due 08/12/2031		284,001	88,514

Province of Alberta
2.050% due 08/17/2026		$6,000	5,960

Province of Quebec
3.600% due 09/01/2033	CAD	6,100	4,362
4.450% due 09/01/2034		225,700	169,490

Qatar Government International Bonds
4.400% due 04/16/2050		$46,200	38,348
5.103% due 04/23/2048		600	555

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	80,900	44,595
2.000% due 08/22/2033		28,100	15,435
4.500% due 08/22/2035		28,600	18,195

Republic of Poland Government International Bonds
5.125% due 09/18/2034		$5,300	5,333

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	208,700	9,914
7.000% due 02/28/2031		1,368,700	75,809
8.500% due 01/31/2037		851,000	47,007
8.750% due 01/31/2044		57,990	3,113
8.750% due 02/28/2048		131,800	7,047
8.875% due 02/28/2035		5,097,500	296,067
9.000% due 01/31/2040		207,980	11,567

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$4,100	4,192

Romania Government International Bonds
2.000% due 01/28/2032	EUR	33,500	32,167
2.000% due 04/14/2033		5,190	4,713
3.000% due 02/27/2027		$5,240	5,142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.624% due 05/26/2030	EUR	25,050	$27,662
5.250% due 03/10/2030		12,000	14,080
5.250% due 05/30/2032		30,900	35,278
5.375% due 06/07/2033		6,900	7,773
5.625% due 05/30/2037		29,200	31,797
6.125% due 10/07/2037		18,500	20,755
6.250% due 09/10/2034		5,700	6,695
6.500% due 10/07/2045		8,800	9,728

Saudi Government International Bonds
3.375% due 03/05/2032		17,800	19,955
3.750% due 03/05/2037		22,200	24,194
4.125% due 01/12/2029		$27,600	27,247
4.750% due 01/18/2028		34,700	34,793
4.750% due 01/16/2030		13,600	13,603
4.875% due 07/18/2033		12,100	11,969
5.000% due 01/16/2034		12,600	12,553
5.125% due 01/13/2028		37,900	38,312
5.375% due 01/13/2031		57,500	58,792

Serbia International Bonds
1.000% due 09/23/2028	EUR	16,450	17,578
2.050% due 09/23/2036		15,500	13,582
3.125% due 05/15/2027		19,600	22,428

South Australian Government Financing Authority
4.750% due 05/24/2035	AUD	3,550	2,311

State of Israel
3.800% due 05/13/2060		$47,500	30,879

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	83,800	39,092
2.250% due 09/15/2033		40,300	22,453

U.K. Gilts
0.500% due 10/22/2061	GBP	16,400	5,138
3.750% due 03/07/2027		447,000	588,324
4.375% due 07/31/2054		233,473	257,319

Total Sovereign Issues (Cost $5,221,891)			5,133,741

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(e)		775,108	0

INDUSTRIALS 0.1%

Drillco Holdings Luxembourg SA «(l)		195,636	4,500

Foresea Holdings SA «		1,161,108	26,705

			31,205

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(e)(l)		7,633	473

Total Common Stocks (Cost $32,812)			31,678

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

CoBank ACB
4.250% due 01/01/2027 •(i)		5,200,000	5,118

Encina Private Credit LLC «		3,411	0

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(i)		9,300,000	9,559

			14,677

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032		8,700	4,111

Total Preferred Securities (Cost $22,907)			18,788

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
	SHARES
REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.	26,809	$1,030

Total Real Estate Investment Trusts (Cost $365)		1,030

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.0%

COMMERCIAL PAPER 1.8%

AES Corp.
4.150% due 04/02/2026	$3,100	$3,099
4.150% due 04/13/2026	1,600	1,598
4.150% due 04/17/2026	2,800	2,795
4.400% due 05/01/2026 (c)	1,950	1,943
4.400% due 05/05/2026 (c)	3,050	3,037

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026	1,600	1,600
3.940% due 04/10/2026	1,600	1,598
4.100% due 04/16/2026	4,600	4,592
4.100% due 04/21/2026	2,300	2,295
4.100% due 04/24/2026 (c)	800	798

AMETEK, Inc.
3.900% due 04/09/2026	24,000	23,976
3.930% due 04/06/2026	1,600	1,599
4.150% due 04/20/2026	6,500	6,486
4.150% due 04/27/2026	1,600	1,595

Becton Dickinson & Co.
3.880% due 04/01/2026	16,300	16,298
3.880% due 04/17/2026	7,100	7,087
3.950% due 04/08/2026	1,600	1,599

CBRE Services, Inc.
3.970% due 06/12/2026	7,700	7,636
4.100% due 04/08/2026	31,000	30,973

Constellation Energy Generation LLC
3.870% due 04/01/2026	21,200	21,197
3.870% due 04/02/2026	4,500	4,499
3.900% due 04/06/2026	17,100	17,088
4.030% due 04/24/2026	1,600	1,595
4.100% due 04/06/2026	1,600	1,599
4.130% due 04/24/2026	1,298	1,294
4.130% due 04/28/2026	2,502	2,493

Crown Castle, Inc.
4.120% due 04/07/2026	1,400	1,399
4.180% due 04/16/2026	17,500	17,467
4.200% due 04/14/2026	69,500	69,386
4.200% due 04/16/2026	16,200	16,170

Edison International
4.380% due 04/17/2026	18,300	18,264

Elevance Health, Inc.
4.050% due 04/13/2026	1,600	1,598

ERAC USA Finance LLC
3.980% due 04/10/2026	2,011	2,009
4.000% due 04/17/2026	2,189	2,185
4.130% due 04/13/2026	300	300
4.150% due 04/13/2026	5,800	5,792
4.180% due 04/24/2026	300	299

Fidelity National Information Services, Inc.
4.150% due 04/09/2026	445	445
4.150% due 04/17/2026	5,900	5,889
4.150% due 04/20/2026	1,155	1,152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genuine Parts Co.
4.220% due 04/09/2026	$1,600	$1,598
4.280% due 04/06/2026	1,100	1,099

Glencore Funding LLC
4.130% due 04/30/2026	30,300	30,199
4.150% due 05/04/2026	23,500	23,411

Global Payments, Inc.
4.230% due 04/02/2026	3,000	2,999
4.230% due 04/07/2026	5,300	5,296

Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	2,915	2,913
4.170% due 04/08/2026	2,485	2,483
4.170% due 04/16/2026	1,500	1,497
4.180% due 04/16/2026	1,600	1,597
4.230% due 04/08/2026	1,600	1,599

HCA, Inc.
4.150% due 04/16/2026	19,000	18,964
4.150% due 04/17/2026	10,300	10,279
4.150% due 04/22/2026	2,503	2,496
4.200% due 05/11/2026	47,900	47,661
4.200% due 05/12/2026	1,600	1,592
4.200% due 05/13/2026	400	398
4.200% due 05/18/2026	9,300	9,245
4.250% due 05/13/2026	11,400	11,340

Humana, Inc.
4.150% due 04/13/2026	6,100	6,091

Jabil, Inc.
4.050% due 04/08/2026	1,200	1,199
4.050% due 04/16/2026	2,900	2,894
4.120% due 04/08/2026	5,100	5,095
4.150% due 05/13/2026	35,000	34,808
4.200% due 04/02/2026	37,500	37,491

Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	1,600	1,599
4.030% due 04/09/2026	3,700	3,696

JTI Financial Services North America LLC
3.880% due 05/04/2026	19,000	18,933
4.070% due 05/20/2026	300	298
4.070% due 05/26/2026	300	298

Keurig Dr. Pepper, Inc.
3.900% due 04/23/2026	8,700	8,676
3.910% due 04/07/2026	440	440
3.910% due 04/23/2026	98	98
3.910% due 04/27/2026	862	859
3.920% due 04/27/2026	25,600	25,518
3.970% due 04/15/2026	16,400	16,371
4.100% due 04/09/2026	12,500	12,487
4.100% due 04/28/2026	1,400	1,395
4.300% due 04/08/2026	13,600	13,587
4.300% due 05/01/2026	15,700	15,642
4.350% due 05/08/2026	20,200	20,108
4.380% due 05/07/2026	18,100	18,020

NextEra Energy Capital Holdings, Inc.
3.910% due 04/21/2026	2,800	2,793
3.920% due 04/24/2026	1,600	1,596

ONEOK, Inc.
4.150% due 04/10/2026	1,600	1,598

Phillips 66
4.000% due 04/01/2026	6,800	6,799
4.000% due 04/02/2026	12,100	12,097
4.050% due 04/02/2026	450	450
4.050% due 04/08/2026	26,573	26,549
4.150% due 04/20/2026	1,491	1,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rogers Communications, Inc.
4.150% due 04/16/2026		$11,000	$10,980

S&P Global, Inc.
4.100% due 04/01/2026		9,900	9,899

Targa Resources Corp.
3.950% due 05/01/2026		10,600	10,562

TELUS Corp.
4.050% due 05/20/2026		1,600	1,591

			821,395

REPURCHASE AGREEMENTS (m) 1.0%
			466,534

NIGERIA TREASURY BILLS 0.1%
31.172% due 06/11/2026 - 09/29/2026 (f)(g)	NGN	73,366,707	50,811

U.S. TREASURY BILLS 0.1%
3.680% due 04/07/2026 - 06/30/2026 (f)(g)(p)(r)		$45,580	45,456

Total Short-Term Instruments (Cost $1,379,237)			1,384,196

Total Investments in Securities (Cost $62,857,309)			59,908,539

		SHARES
INVESTMENTS IN AFFILIATES 6.3%

MUTUAL FUNDS 0.1%

PIMCO Senior Loan Active Exchange-Traded Fund		586,600	28,966

Total Mutual Funds (Cost $29,652)			28,966

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short Asset Portfolio		252,386,803	2,477,176

PIMCO Short-Term Floating NAV Portfolio III		46,011,603	448,107

Total Short-Term Instruments (Cost $2,919,323)			2,925,283

Total Investments in Affiliates (Cost $2,948,975)			2,954,249

Total Investments 133.5% (Cost $65,806,284)			$62,862,788

Financial Derivative Instruments (o)(q) 0.6% (Cost or Premiums, net $343,230)			279,190

Other Assets and Liabilities, net (34.1)%			(16,064,102)

Net Assets 100.0%			$47,077,876

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Institutional Class Shares of each Fund.
(k)	Contingent convertible security.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
86333 AA1 1.000% due 03/26/2029	02/25/2026	$47,000	$46,283	0.10%
86333 AB9 5.170% due 03/26/2031	02/25/2026	47,000	45,923	0.10
Alfa-Bank CJSC 5.860% due 10/21/2026	10/27/2025	11,541	11,541	0.02
BAMLL Commercial Mortgage Securities Trust 7.143% due 10/15/2027	09/21/2023	48,659	45,948	0.10
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	9,900	9,818	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	8,400	8,271	0.02
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	22,102	21,846	0.05
Drillco Holdings Luxembourg SA	06/08/2023	3,913	4,500	0.01
Fennovoima OYJ 0.600% due 07/10/2028	07/16/2025	9,060	9,054	0.02
Fennovoima OYJ 4.477% due 07/10/2028	07/16/2025	17,310	17,384	0.03
Fennovoima OYJ 4.461% due 07/10/2028	07/16/2025	8,263	8,257	0.02
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	8,900	8,911	0.02
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	5,800	5,817	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	13,900	13,988	0.03
MNSN Holdings, Inc.	06/02/2020	149	473	0.01
National Football League 5.480% due 10/05/2028	03/14/2024	27,600	27,885	0.06
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	15,927	0.03
Ripon Investments Financing Ltd.0.000% due 12/02/2049	12/04/2025	2,120	2,022	0.00
Royal Bank of Scotland International Ltd.4.660% due 12/16/2028	11/18/2025	40,000	39,487	0.08
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	189,886	190,206	0.40
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	23,575	23,612	0.05

		$560,078	$557,153	1.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BAR	0.150%	03/23/2026	04/13/2026	$466,534	Barclays Bank PLC 4.050% due 09/02/2026	$(476,711)	$466,534	$466,551

Total Repurchase Agreements						$(476,711)	$466,534	$466,551

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BAR	(0.980)%	03/13/2026	04/13/2026			$(17,872)	$(17,863)
	(0.350)	03/13/2026	04/13/2026			(5,846)	(5,845)
	(0.340)	03/13/2026	04/13/2026			(14,162)	(14,160)
	0.000	03/13/2026	04/13/2026			(428,696)	(428,696)
BOS	3.500	03/27/2026	06/12/2026			(10,526)	(10,531)
BRC	(1.000)	10/16/2025	TBD	(3)	EUR	(6,142)	(7,132)

Total Reverse Repurchase Agreements							$(484,227)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2056	$48,130	$(40,309)	$(40,454)
Uniform Mortgage-Backed Security, TBA	4.500	04/01/2056	149,500	(144,280)	(144,303)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	26,228	(26,146)	(25,870)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2056	99,000	(100,309)	(100,801)

Total Short Sales (0.7)%				$(311,044)	$(311,428)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BAR	$466,551	$(466,564)	$0	$(13)	$29,085	$29,072
BOS	0	(10,531)	0	(10,531)	11,132	601
BRC	0	(7,132)	0	(7,132)	6,671	(461)

Total Borrowings and Other Financing Transactions	$466,551	$(484,227)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(466,564)	$(10,531)	$(7,132)	$(484,227)

Total Borrowings	$0	$(466,564)	$(10,531)	$(7,132)	$(484,227)

Payable for reverse repurchase agreements					$(484,227)

(n)	Securities with an aggregate market value of $522,628 and cash of $972 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(295,756) at a weighted average interest rate of (0.005)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description		Strike Price	Expiration Date	# of Contracts		Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	288	$	288	$(120)	$(303)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	288		288	(98)	(37)

							$(218)	$(340)

OPTIONS ON EXCHANGE-TRADED FUTURE CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts		Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	608	$	608	$(208)	$(226)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	608		608	(142)	(81)

						$(350)	$(307)

Total Written Options						$(568)	$(647)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA March Futures	06/2027	1,878	$594,336	$868	$777	$0
Australia Government 10-Year Bond June Futures	06/2026	5,437	404,212	(2,168)	3,804	0
Canada Government 10-Year Bond June Futures	06/2026	3,501	302,031	(5,166)	1,208	0
Long Guilt June Futures	06/2026	7,093	824,199	(40,120)	6,196	0
U.S. Treasury 2-Year Note June Futures	06/2026	1,418	294,157	316	111	0
U.S. Treasury 5-Year Note June Futures	06/2026	82,126	8,884,365	(112,963)	11,368	(86)
U.S. Treasury 10-Year Note June Futures	06/2026	43,956	4,881,176	(79,640)	10,302	0

				$(238,873)	$33,766	$(86)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	3,343	$(484,508)	$12,947	$0	$(3,516)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,765	(205,733)	6,892	0	(386)

				$19,839	$0	$(3,902)

Total Futures Contracts				$(219,034)	$33,766	$(3,988)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2028	0.527%	$	1,100	$154	$(47)	$107	$1	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.658		3,600	447	(36)	411	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		7,900	120	(104)	16	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.368		20,400	213	10	223	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		75,100	(382)	1,381	999	25	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		8,000	28	(11)	17	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.255		17,200	(91)	189	98	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.319		8,200	(477)	547	70	1	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.385		44,900	(2,000)	2,479	479	1	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.587		1,900	(32)	60	28	1	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.635		97,550	158	1,260	1,418	78	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.773		21,250	329	(96)	233	18	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.198	EUR	7,500	(34)	155	121	1	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947		67,200	647	(441)	206	44	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$	26,100	169	(105)	64	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292		7,100	1,374	(1,122)	252	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.565		6,962	882	(210)	672	7	0

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Hess Corp.	1.000%	Quarterly	12/20/2026	0.080%	$	1,900	$(21)	$34	$13	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		99,800	503	(315)	188	4	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		57,600	1,270	(2,608)	(1,338)	113	0
Oracle Corp.	1.000	Quarterly	12/20/2030	0.177		15,000	(188)	(290)	(478)	28	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221		3,300	75	(68)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		9,300	212	(158)	54	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.344		3,700	(60)	102	42	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		42,050	48	536	584	14	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		8,500	(21)	151	130	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.517		14,200	257	(14)	243	7	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	3,400	27	23	50	1	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.540		6,300	(135)	226	91	1	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.106	$	6,800	49	(3)	46	0	0

							$3,521	$1,525	$5,046	$354	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	352,230	$6,769	$(409)	$6,360	$689	$0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		317,575	5,372	215	5,587	688	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	78,900	1,498	(131)	1,367	96	0

						$13,639	$(325)	$13,314	$1,473	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	507,810	$20,338	$6,237	$26,575	$0	$(2,027)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	14,974	14,974	0	(40)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	11,098	12,730	0	(34)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,170	5	72	77	0	(6)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		46,930	2,148	1,085	3,233	0	(215)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	95,600,000	16,554	1,526	18,080	0	(1,440)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$879,430	(16,401)	11,122	(5,279)	0	(827)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(123)	(477)	(600)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,000	8,128	3,189	11,317	0	(553)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	201	201	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	116	116	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	206	206	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	0	0	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	(251)	(251)	0	(137)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	(319)	(319)	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	(604)	(604)	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	(736)	(736)	0	(248)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	(762)	(762)	0	(249)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	(732)	(732)	0	(166)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	(641)	(641)	0	(144)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	(561)	(561)	0	(120)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(375)	(375)	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(596)	(596)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		336,200	(995)	2,848	1,853	0	(356)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		471,429	(540)	(836)	(1,376)	0	(556)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		189,460	6,269	(478)	5,791	0	(216)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	(389)	2,200	0	(227)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	(458)	1,697	0	(345)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	(407)	1,169	0	(335)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	1,986	(567)	1,419	0	(484)
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	(284)	497	0	(261)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(128)	(113)	(241)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(119)	(384)	(503)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(206)	(394)	(600)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,980	(9)	(6)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		166,400	(1,189)	1,486	297	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,892	342	25,234	0	(412)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		58,800	118	785	903	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		58,600	(52)	675	623	0	(51)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.715%	Annual	08/15/2035		$100,003	$255	$690	$945	$0	$(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		30,700	(91)	861	770	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		62,200	(124)	713	589	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		61,300	(126)	568	442	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		83,900	(2,497)	1,547	(950)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	23,931	23,931	231	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	124,208	245,057	1,775	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		22,900	0	288	288	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	110,255	147,039	4,634	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		25,630	0	1,644	1,644	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		204,260	3,856	18,513	22,369	743	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	17,814	4,365	22,179	532	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		297,000	4,822	2,142	6,964	1,132	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(2,588)	(2,588)	83	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(20,070)	(20,070)	677	0
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,535)	(1,535)	57	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		169,900	0	(306)	(306)	0	(13)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,633,700	15	(2,945)	(2,930)	0	(126)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		108,600	0	(133)	(133)	29	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		387,600	0	1,435	1,435	0	(450)
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		1,647,900	0	5,999	5,999	0	(1,913)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		878,000	0	(4,097)	(4,097)	0	(474)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		95,000	0	(424)	(424)	0	(45)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		129,700	0	(346)	(346)	150	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		1,177,500	(28)	(2,535)	(2,563)	1,364	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		722,600	(277)	256	(21)	963	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		214,800	(170)	208	38	304	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		11,100	0	6	6	18	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		63,650	0	71	71	85	0
Pay	1-Year BRL-CDI	14.067	Maturity	01/02/2031		500,000	0	949	949	664	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	16,248	6,954	281	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	47	920	967	42	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	(3,259)	(6,806)	2,425	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	(29)	(126)	73	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	888	(3,537)	1,214	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	(8,890)	(7,526)	2,518	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		171,600	(186)	(8,715)	(8,901)	1,452	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(1,434)	(1,747)	30	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(3,556)	(4,391)	73	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(4,656)	(6,271)	105	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(4,138)	(4,989)	114	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	3,073	(2,883)	68	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		4,700	(9)	11	2	0	(10)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		52,500	(89)	518	429	0	(161)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	0	757	757	0	(120)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	1,112	1,112	0	(179)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	1,794	1,794	0	(294)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		34,600	(71)	242	171	0	(134)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		27,800	(52)	280	228	0	(104)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	(1,434)	(1,509)	217	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		10,640	(27)	(545)	(572)	82	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,022,300	(13,034)	(24,158)	(37,192)	9,029	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		380,130	5,758	3,820	9,578	0	(4,242)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	678,900	28	(371)	(343)	129	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	589,500	(3,954)	(10,309)	(14,263)	0	(1,056)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	0	24	24	0	(6)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		1,100	0	6	6	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		48,700	176	(165)	11	0	(89)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		27,500	0	(991)	(991)	0	(54)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		37,600	0	676	676	0	(70)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		116,400	(29)	482	453	0	(220)

							$213,405	$267,463	$480,868	$31,470	$(20,718)

Total Swap Agreements							$230,565	$268,663	$499,228	$33,297	$(20,718)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$33,766	$33,297	$67,063	$(647)	$(3,988)	$(20,718)	$(25,353)

(p)

Securities with an aggregate market value of $1,051,143 and cash of $28,819 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	Future styled option variation margin asset of $280 and liability of $(7) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	986,389		$720,098	$10,995	$0
	04/2026	NZD	358,201		214,701	8,861	0
	04/2026	SGD	167,405		132,411	2,206	0
	04/2026		$242,336	NZD	423,886	1,250	0
	05/2026	NZD	423,886		$242,605	0	(1,236)

BOA	04/2026	BRL	74,544		14,241	0	(150)
	04/2026	CNH	82,300		11,929	0	(20)
	04/2026	EUR	7,425	RON	38,051	28	0
	04/2026		33,980		$39,539	280	(17)
	04/2026	INR	2,420,989		25,783	215	0
	04/2026	JPY	179		1	0	0
	04/2026	KRW	7,320,398		5,002	134	0
	04/2026	PLN	64,825		17,528	65	0
	04/2026	SGD	156,125		122,577	1,145	0
	04/2026	THB	761		24	1	0
	04/2026	TWD	319		10	0	0
	04/2026		$14,215	BRL	74,544	176	0
	04/2026		126	CAD	172	0	(2)
	04/2026		4,198	CNH	28,946	5	0
	04/2026		4,238	GBP	3,152	0	(66)
	04/2026		25,783	INR	2,425,320	25	0
	04/2026		7,880	JPY	1,257,317	42	0
	04/2026		3,898	MXN	71,847	108	0
	04/2026		53,908	PLN	199,114	0	(271)
	04/2026		596	RON	2,569	0	(14)
	04/2026		415	ZAR	7,134	6	0
	04/2026	ZAR	6		$0	0	0
	05/2026	JPY	1,253,531		7,880	0	(42)
	05/2026		$2,977	EUR	2,586	17	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	COP	49,003,760		$12,967	$0	$(155)
	06/2026	ILS	92,850		30,055	459	0
	06/2026	MXN	422,405		23,564	141	0
	06/2026	PEN	190,943		56,547	1,885	0
	06/2026		$14,241	BRL	75,535	151	0
	06/2026		5,877	ILS	18,333	0	(34)
	09/2026	COP	58,167,227		$14,743	0	(505)
	09/2026	PEN	6,705		1,977	67	0
	10/2026	BRL	76,100		13,925	0	(160)

BPS	04/2026	AUD	15,121		10,760	327	0
	04/2026	BRL	1,179,466		219,072	0	(8,630)
	04/2026	CNH	27,953		4,064	6	0
	04/2026	ILS	90,977		29,464	524	0
	04/2026	INR	7,861,536		83,536	234	0
	04/2026	KRW	36,832,029		24,648	187	(34)
	04/2026	PLN	24,952		6,705	0	(17)
	04/2026	THB	3,167,516		98,172	2,060	(42)
	04/2026		$56,539	AUD	80,482	0	(1,011)
	04/2026		224,022	BRL	1,179,466	3,707	(26)
	04/2026		158,275	IDR	2,678,554,637	9	(489)
	04/2026		21,709	ILS	68,761	164	0
	04/2026		169,526	INR	15,806,900	369	(2,049)
	04/2026		5,964	JPY	951,200	29	0
	04/2026		16,821	KRW	25,123,982	34	(147)
	04/2026		48,606	PLN	175,222	0	(1,405)
	04/2026		494	RON	2,135	0	(11)
	04/2026		6,820	SEK	63,045	0	(161)
	04/2026		138	SGD	177	0	0
	04/2026		20	THB	623	0	(1)
	04/2026		25,400	TRY	1,160,652	280	0
	04/2026		75,594	TWD	2,415,746	1	(199)
	04/2026	ZAR	504,169		$29,771	16	0
	05/2026	ILS	68,685		21,709	0	(164)
	05/2026	INR	6,340,279		67,009	0	(275)
	05/2026	SGD	176		138	0	0
	05/2026	TWD	1,455,838		45,180	0	(203)
	05/2026		$26,200	BRL	137,528	189	0
	05/2026		33,572	IDR	571,458,837	83	0
	05/2026		7,555	KWD	2,302	0	(114)
	05/2026		6,690	THB	219,623	0	(14)
	06/2026	COP	3,816		$1	0	0
	06/2026		$17,254	IDR	290,600,304	0	(168)
	06/2026		5,178	KWD	1,581	0	(66)
	06/2026		3,285	TWD	105,411	0	(5)
	07/2026	BRL	210,000		$39,020	0	(703)
	07/2026		$1,881	KWD	574	0	(23)
	10/2026	BRL	508,600		$92,780	0	(1,352)
	06/2027		$2,856	KWD	866	0	(43)
	05/2029	KWD	12,803		$44,014	2,104	0
	07/2029		1,291		4,440	212	0

BRC	04/2026	CAD	1,291		931	3	0
	04/2026	PLN	22		6	0	0
	04/2026	TRY	8,114,286		176,565	0	(2,313)
	04/2026	TWD	3,976		124	0	0
	04/2026		$22	NOK	210	0	0
	04/2026		2,395	NZD	4,140	0	(16)
	04/2026		18,177	PLN	65,407	0	(557)
	04/2026		30,033	SEK	272,500	0	(1,248)
	04/2026		398,798	TRY	17,999,734	2,703	0
	04/2026	ZAR	500,267		$30,570	1,045	0
	05/2026	CHF	91,564		114,875	0	(43)
	05/2026	EUR	48,544	RON	249,122	85	0
	05/2026	TRY	1,643,732		$35,297	0	(197)
	05/2026		$931	CAD	1,290	0	(3)
	05/2026		3,628	COP	13,415,179	0	(6)
	05/2026		29,166	TRY	1,352,802	15	0
	06/2026	ILS	1,266		$411	8	0
	06/2026		$33,528	MXN	582,639	0	(1,220)
	07/2026	COP	26,546,616		$6,992	0	(51)
	08/2026		13,698,501		3,628	0	(1)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	04/2026	BRL	1,048,000		$188,482	$0	$(13,840)
	04/2026	COP	173,513,892		45,377	0	(1,818)
	04/2026		$201,796	BRL	1,048,000	526	0
	04/2026		49,708	JPY	7,934,828	290	0
	04/2026		97,183	PLN	351,518	0	(2,493)
	05/2026	JPY	7,910,927		$49,708	0	(288)
	05/2026	PEN	3,096		914	26	0
	06/2026	COP	27,505,938		7,353	0	(13)
	06/2026	PEN	26,770		7,835	174	0
	08/2026		171,839		50,724	1,646	0
	10/2026	BRL	1,117,800		206,332	0	(551)
	10/2026	PEN	19,543		5,777	219	0
	01/2027		267,760		78,827	3,029	0

CBK	04/2026	AUD	126,009		88,657	1,717	0
	04/2026	CNH	28,036		4,062	0	(8)
	04/2026	COP	43,656,846		11,371	0	(512)
	04/2026	EUR	197,058		228,204	623	(188)
	04/2026	GBP	70,648		94,714	1,204	0
	04/2026	ILS	8		3	0	0
	04/2026	INR	18,477,233		197,702	2,569	0
	04/2026	KRW	22,312		15	0	0
	04/2026	NOK	118,150		12,165	7	(44)
	04/2026	PLN	9		2	0	0
	04/2026	SEK	93,070		9,979	148	0
	04/2026	THB	1,383		44	2	0
	04/2026	TWD	105,824		3,319	12	0
	04/2026		$2,339	AUD	3,298	0	(64)
	04/2026		3,169	CAD	4,326	0	(59)
	04/2026		12,629	CNH	87,032	7	0
	04/2026		63,591	COP	235,964,201	575	0
	04/2026		48,338	GBP	36,219	0	(399)
	04/2026		469,186	INR	43,254,713	399	(11,298)
	04/2026		15	KRW	22,313	0	0
	04/2026		0	THB	0	0	0
	04/2026	ZAR	35,022		$2,058	0	(9)
	05/2026	COP	79,038,781		21,398	60	0
	05/2026	PEN	207,942		61,138	1,543	0
	05/2026		$4,671	AUD	6,816	30	0
	05/2026		14,903	EUR	12,977	119	0
	05/2026		3,155	GBP	2,388	6	0
	06/2026	COP	221,599,543		$58,411	0	(928)
	06/2026	ILS	194,417		63,068	1,105	0
	06/2026		$7,367	IDR	123,779,626	0	(89)
	06/2026		160,516	MXN	2,852,807	0	(2,262)
	07/2026	COP	273,518,814		$72,013	0	(698)
	07/2026	PEN	93,794		27,825	1,025	0
	08/2026		192,117		56,071	1,525	(313)
	09/2026	COP	135,797,883		34,301	0	(1,299)
	09/2026	PEN	9,133		2,641	39	0
	09/2026		$7,953	MXN	142,252	0	(128)
	10/2026	PEN	132,372		$38,968	1,291	0
	11/2026		9,481		2,772	80	0
	01/2027		10,864		3,200	124	0

CIB	04/2026		$1,490	CAD	2,041	0	(23)

DUB	04/2026	CNH	322,700		$47,100	248	0
	04/2026	ILS	183,558		59,299	898	0
	04/2026	INR	7,383,402		78,387	517	(103)
	04/2026		$504,219	AUD	735,013	2,903	0
	04/2026		22,696	CNH	156,959	92	0
	04/2026		267	CZK	5,637	0	(1)
	04/2026		172	HUF	57,838	2	0
	04/2026		85,993	INR	8,105,172	570	(414)
	04/2026		29,537	THB	964,711	0	(254)
	05/2026	AUD	735,013		$504,024	0	(2,908)
	05/2026	CNH	156,579		22,696	0	(93)
	05/2026	EUR	41,119	RON	211,097	66	0
	06/2026	PEN	33,836		$9,885	194	0
	06/2026	THB	962,746		29,537	165	0
	06/2026	TWD	1,726,911		54,258	521	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$48,649	MXN	844,861	$0	$(1,800)
	08/2026	PEN	60,373		$17,879	656	0

FAR	04/2026	AUD	254,407		180,300	4,772	0
	04/2026	CHF	92,171		119,425	4,153	0
	04/2026	JPY	4,051,701		25,932	402	0
	04/2026	SGD	27,916		22,050	337	0
	04/2026		$66,100	JPY	10,549,572	373	0
	04/2026		20,187	PLN	72,849	0	(563)
	04/2026		621,606	SGD	794,661	0	(3,529)
	05/2026	ILS	114,230		$36,096	0	(282)
	05/2026	JPY	10,517,705		66,100	0	(370)
	05/2026	SGD	792,899		621,606	3,484	0
	05/2026		$12,548	COP	46,377,046	0	(26)
	06/2026	ILS	66,090		$21,439	375	0
	06/2026	PEN	40,314		11,758	217	0
	07/2026		38,095		11,373	492	0
	08/2026	COP	47,367,075		12,548	1	0
	09/2026		$83,957	MXN	1,472,956	0	(2,935)

GLM	04/2026	BRL	4,379,773		$812,389	0	(33,152)
	04/2026	COP	28,795,220		7,645	0	(163)
	04/2026	ILS	89,607		28,825	310	0
	04/2026	INR	247,647		2,715	100	0
	04/2026	THB	339,408		10,424	119	0
	04/2026		$838,030	BRL	4,379,773	7,510	0
	04/2026		11,312	CNH	77,671	0	(35)
	04/2026		102	HUF	34,861	3	0
	04/2026		3,885	IDR	65,636,974	0	(18)
	04/2026		32,746	MXN	603,830	925	0
	04/2026		1,573	MYR	6,178	0	(46)
	04/2026		26,875	THB	879,172	0	(195)
	04/2026		5,570	TRY	249,222	22	0
	05/2026		73,708	BRL	399,164	2,885	0
	06/2026	COP	830,524		$217	0	(6)
	06/2026	IDR	161,506,437		9,579	83	0
	06/2026	THB	538,805		16,449	11	(1)
	06/2026		$301,096	BRL	1,596,413	3,064	0
	06/2026		16,674	IDR	282,177,278	0	(83)
	06/2026		79,140	MXN	1,401,785	0	(1,409)
	07/2026	BRL	708,600		$131,499	0	(2,536)
	07/2026	COP	1,396,584		367	0	(5)
	07/2026		$224,166	BRL	1,199,992	2,819	0
	09/2026		76,348	MXN	1,333,626	0	(2,990)

IND	04/2026	DKK	23,547		$3,624	0	(19)
	04/2026	ZAR	66		4	0	0
	05/2026		$3,624	DKK	23,511	19	0

JPM	04/2026	BRL	1,872,565		$358,770	0	(2,739)
	04/2026	CAD	76,333		55,937	1,062	0
	04/2026	CNH	54,737		7,925	0	(22)
	04/2026	EUR	9,579		11,000	0	(72)
	04/2026	INR	3,832,057		40,758	289	0
	04/2026	KRW	14,355,473		9,489	0	(58)
	04/2026	PLN	132,751		36,097	400	(63)
	04/2026	SGD	425,506		337,638	6,686	0
	04/2026	TRY	317,661		6,943	0	(142)
	04/2026		$358,905	BRL	1,872,565	2,605	0
	04/2026		1,808	CAD	2,455	0	(43)
	04/2026		23,867	CNH	165,151	111	0
	04/2026		160	CZK	3,415	1	0
	04/2026		118,923	EUR	101,319	0	(1,813)
	04/2026		510	HUF	170,037	1	0
	04/2026		40,780	INR	3,840,664	89	(1)
	04/2026		9,489	KRW	14,357,561	57	0
	04/2026		12,139	MXN	223,642	335	0
	04/2026		7,140	NOK	68,415	0	(74)
	04/2026		11,944	NZD	20,401	0	(221)
	04/2026		87	SGD	112	0	0
	04/2026	ZAR	2,491,882		$148,200	1,338	(204)
	05/2026	AUD	18,114		12,414	0	(79)
	05/2026	CNH	164,747		23,867	0	(112)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	SGD	111		$87	$0	$0
	06/2026	IDR	302,042		18	0	0
	06/2026	ILS	56,986		18,445	282	0
	06/2026	MXN	485,844		27,082	141	0
	06/2026	PEN	27,892		7,970	0	(15)
	06/2026		$163	IDR	2,752,108	0	(1)
	06/2026		5,592	ILS	17,367	0	(56)
	07/2026	BRL	209,300		$38,688	0	(903)
	09/2026		$48,889	MXN	857,717	0	(1,710)
	10/2026	BRL	144,300		$26,275	0	(432)

MBC	04/2026	AUD	42,501		29,812	488	0
	04/2026	CHF	21,104		26,883	490	0
	04/2026	IDR	232,352,034		13,670	0	(22)
	04/2026	JPY	4,463,679		28,707	582	0
	04/2026	NOK	25,612		2,633	0	(12)
	04/2026	NZD	93,411		54,914	1,236	0
	04/2026	SEK	223,350		23,901	308	0
	04/2026	THB	698,129		21,886	689	0
	04/2026		$20,456	AUD	29,517	0	(91)
	04/2026		3,255	CAD	4,466	0	(45)
	04/2026		26,611	CHF	20,908	0	(463)
	04/2026		2,794	COP	10,354,981	23	0
	04/2026		3,723	DKK	23,559	0	(79)
	04/2026		4,175	EUR	3,615	11	(7)
	04/2026		29,964	GBP	22,359	0	(370)
	04/2026		42,446	JPY	6,766,040	190	(3)
	04/2026		9,472	KRW	13,861,944	0	(254)
	04/2026		9,887	MXN	182,493	287	0
	04/2026		7,263	NOK	69,260	0	(110)
	04/2026		1,860	NZD	3,185	0	(30)
	04/2026		66	SGD	85	0	0
	05/2026	COP	29,965,886		$8,137	46	0
	05/2026	GBP	4,231		5,600	1	0
	05/2026	JPY	2,666,658		16,727	0	(126)
	05/2026	SGD	84		66	0	0
	05/2026		$490	NOK	4,793	5	0
	06/2026	MXN	53,858		$2,983	0	(4)
	06/2026		$8,056	COP	29,965,886	0	(32)
	06/2026		13,670	IDR	232,901,427	24	0
	06/2026		25,141	MXN	438,877	0	(805)
	07/2026	COP	10,354,981		$2,731	0	(20)

MYI	04/2026	INR	8,879		94	1	(1)
	04/2026	JPY	1,987		13	0	0
	04/2026	PLN	10,906		3,082	144	0
	04/2026		$45,425	EUR	39,535	272	0
	04/2026		71	INR	6,738	0	0
	04/2026		12	MYR	47	0	0
	06/2026	IDR	2,368,412		$141	2	0

NGF	04/2026		$612	NOK	5,881	0	(4)
	04/2026		80,763	TRY	3,695,893	1,161	0
	05/2026		21,714		1,002,569	0	(48)

SCX	04/2026	JPY	3,186,502		$20,426	348	0
	04/2026	PEN	58,372		17,115	355	0
	04/2026	SGD	18,083		14,317	253	0
	04/2026	THB	81,751		2,568	86	0
	04/2026		$758,795	CAD	1,050,551	0	(3,566)
	04/2026		2,414	GBP	1,809	0	(19)
	04/2026		47,690	INR	4,343,712	0	(1,818)
	04/2026		11,613	JPY	1,840,300	0	(17)
	04/2026		11,933	PLN	43,173	0	(303)
	05/2026	CAD	1,049,106		$758,795	3,546	0
	05/2026		$6,115	JPY	973,300	36	0
	06/2026	COP	37,038,140		$9,861	0	(57)
	06/2026	IDR	57,566,295		3,409	25	0
	06/2026		$25,905	IDR	436,680,495	0	(230)
	07/2026		58,424	KRW	83,563,218	0	(2,702)
	11/2026	NGN	899,330		$556	0	(45)

SOG	04/2026	CNH	89		13	0	0
	04/2026	EUR	2,158,279		2,554,679	60,031	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	JPY	17,575,554		$112,956	$2,212	$0
	04/2026	RON	214		49	1	0
	04/2026	SEK	19,159		2,005	0	(19)
	04/2026		$635	CHF	490	0	(22)
	04/2026		2,600,482	EUR	2,254,427	5,298	0
	04/2026		1,735,907	GBP	1,315,579	5,394	0
	05/2026	EUR	2,254,427		$2,604,583	0	(5,168)
	05/2026	GBP	1,315,579		1,735,855	0	(5,376)
	05/2026		$2,005	SEK	19,128	19	0
	06/2026	ILS	47,922		$15,534	258	0

SSB	04/2026	AUD	410,272		291,958	8,891	0
	04/2026	GBP	1,308,470		1,771,132	39,240	0
	04/2026	JPY	20,601		132	2	0
	04/2026	PLN	2		1	0	0

UAG	04/2026		64,284		17,470	154	0
	04/2026		$329	CZK	6,901	0	(4)
	04/2026		22,119	INR	2,035,204	0	(626)
	04/2026		343	KRW	505,796	0	(7)
	04/2026		81,081	PLN	293,086	0	(2,131)
	05/2026		13,437	COP	49,673,880	0	(27)
	06/2026	COP	588,992,988		$154,263	46	(3,502)
	06/2026	ILS	77,007		24,917	372	0
	06/2026	MXN	68,686		3,827	19	0
	08/2026	COP	50,727,660		13,437	3	(2)

Total Forward Foreign Currency Contracts						$248,030	$(153,866)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500%	07/13/2026	1,698,600	$3,737	$2,459

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/20/2026	1,767,700	3,477	2,697

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/27/2026	2,100,100	3,920	3,366

Total Purchased Options							$11,134	$8,522

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	63,500	$(109)	$(74)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	136,900	(161)	(111)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	223,800	(246)	(305)

						$(516)	$(490)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	38,021	$(136)	$(30)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	66,738	(146)	(59)

MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	98,669	(311)	(79)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	97,628	(252)	(80)

						$(845)	$(248)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	30,500	$(101)	$(38)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	30,500	(101)	(173)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.000	07/13/2026	1,698,600	(1,461)	(895)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	07/13/2026	1,698,600	(1,868)	(1,484)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.080	07/20/2026	1,767,700	(1,355)	(1,191)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	07/20/2026	1,767,700	(2,121)	(1,790)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	56,600	(183)	(50)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	56,600	(183)	(296)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	58,100	(205)	(167)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	58,100	(205)	(162)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	107,000	(385)	(307)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	107,000	(385)	(322)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	23,100	(48)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	23,100	(48)	(86)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.060	07/27/2026	2,100,100	(1,477)	(1,470)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.280	07/27/2026	2,100,100	(2,506)	(2,222)

							$(12,632)	$(10,656)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$	94.375	06/04/2026	36,900	$(242)	$(140)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056		97.375	06/04/2026	36,900	(213)	(178)

						$(455)	$(318)

Total Written Options						$(14,448)	$(11,712)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2027	0.423%		$	11,500	$(281)	$396	$115	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			90,600	(4,513)	4,720	207	0

BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.323			21,600	(619)	872	253	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			25,000	(1,199)	1,195	0	(4)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			5,000	(446)	430	0	(16)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329			2,200	6	(2)	4	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533			500	(16)	20	4	0

BRC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.323			46,900	(1,519)	2,068	549	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869			43,700	(2,009)	2,065	56	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			8,500	(413)	432	19	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869			37,700	(1,873)	1,921	48	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			9,400	(338)	337	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033			2,300	(23)	7	0	(16)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			53,100	(2,713)	2,834	121	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		6,965	0	38	38	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦		3,035	0	17	17	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			9,100	(406)	427	21	0

GST	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.323			30,200	(875)	1,229	354	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			44,310	(1,711)	1,705	0	(6)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			20,976	(1,870)	1,804	0	(66)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			2,000	(21)	39	18	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662			5,900	(50)	43	0	(7)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			20,000	(961)	1,007	46	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			4,900	(189)	188	0	(1)

MYC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.323			38,500	(1,146)	1,597	451	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			17,300	(622)	620	0	(2)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			18,974	(1,692)	1,633	0	(59)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369			2,000	6	4	10	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445			700	(2)	7	5	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581%	$	1,300	$(25)	$37	$12	$0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669		5,700	(60)	111	51	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		385,900	(18,192)	19,074	882	0

								$(43,772)	$46,875	$3,281	$(178)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	121,100	$27,380	$(3,145)	$24,235	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		195,120	43,060	(4,012)	39,048	0

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$	4,210	(1,239)	902	0	(337)

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	76,190	17,299	(2,052)	15,247	0

GST	CDX.iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027		60,241	9,499	(3,631)	5,868	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		62,730	13,242	(688)	12,554	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		9,499	1,876	(178)	1,698	0
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		206,220	44,859	(3,589)	41,270	0

MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		18,680	4,343	(605)	3,738	0

							$160,319	$(16,998)	$143,658	$(337)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,700,000	2.500% (SOFR less a specified spread)	Monthly	04/30/2026	$185,283	$0	$0	$0	$0
	Receive	IBXXLLTR Index	4,427	1.238% (SOFR plus a specified spread)	Maturity	06/22/2026	1,000	0	0	0	0

CBK	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	800,000	2.500% (SOFR less a specified spread)	Monthly	07/08/2026	87,192	0	0	0	0

MYC	Receive	IBXXLLTR Index	7,092	1.238% (SOFR plus a specified spread)	Maturity	06/22/2026	1,610	0	8	8	0
	Receive	IBXXLLTR Index	47,859	1.238% (SOFR plus a specified spread)	Maturity	06/22/2026	10,870	0	60	60	0
	Receive	IBXXLLTR Index	10,155	1.238% (SOFR plus a specified spread)	Maturity	09/21/2026	2,300	0	14	14	0

								$0	$82	$82	$0

Total Swap Agreements								$116,547	$29,959	$147,021	$(515)

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$23,312	$0	$0	$23,312	$(1,236)	$0	$0	$(1,236)	$22,076	$(21,380)	$696
BOA	4,950	0	24,557	29,507	(1,436)	(374)	0	(1,810)	27,697	(27,850)	(153)
BPS	10,535	0	39,309	49,844	(17,352)	0	(20)	(17,372)	32,472	(33,475)	(1,003)
BRC	3,859	0	624	4,483	(5,655)	0	(337)	(5,992)	(1,509)	2,109	600
BSH	5,910	0	0	5,910	(19,003)	0	0	(19,003)	(13,093)	11,427	(1,666)
CBK	14,210	2,459	15,416	32,085	(18,298)	(2,379)	(17)	(20,694)	11,391	(12,583)	(1,192)
CIB	0	0	0	0	(23)	0	0	(23)	(23)	0	(23)
DUB	6,832	2,697	76	9,605	(5,573)	(2,981)	0	(8,554)	1,051	4	1,055
FAR	14,606	0	0	14,606	(7,705)	0	0	(7,705)	6,901	(7,840)	(939)
GLM	17,851	0	0	17,851	(40,639)	(1,304)	0	(41,943)	(24,092)	29,200	5,108
GSC	0	0	0	0	0	(318)	0	(318)	(318)	0	(318)
GST	0	0	18,840	18,840	0	(416)	(79)	(495)	18,345	(17,910)	435
IND	19	0	0	19	(19)	0	0	(19)	0	0	0
JPM	13,397	0	42,968	56,365	(8,760)	0	(1)	(8,761)	47,604	(45,199)	2,405
MBC	4,380	0	0	4,380	(2,473)	(159)	0	(2,632)	1,748	(1,693)	55
MYC	0	0	5,231	5,231	0	(89)	(61)	(150)	5,081	(4,970)	111
MYI	419	0	0	419	(1)	0	0	(1)	418	(80)	338
NGF	1,161	3,366	0	4,527	(52)	(3,692)	0	(3,744)	783	(370)	413
SCX	4,649	0	0	4,649	(8,757)	0	0	(8,757)	(4,108)	4,840	732
SOG	73,213	0	0	73,213	(10,585)	0	0	(10,585)	62,628	(83,990)	(21,362)
SSB	48,133	0	0	48,133	0	0	0	0	48,133	(56,667)	(8,534)
UAG	594	0	0	594	(6,299)	0	0	(6,299)	(5,705)	5,983	278

Total Over the Counter	$248,030	$8,522	$147,021	$403,573	$(153,866)	$(11,712)	$(515)	$(166,093)

(r)

Securities with an aggregate market value of $53,563 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33,766	$33,766
Swap Agreements	0	1,827	0	0	31,470	33,297

	$0	$1,827	$0	$0	$65,236	$67,063

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$248,030	$0	$248,030
Purchased Options	0	0	0	0	8,522	8,522
Swap Agreements	0	146,939	0	0	82	147,021

	$0	$146,939	$0	$248,030	$8,604	$403,573

	$0	$148,766	$0	$248,030	$73,840	$470,636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$647	$647
Futures	0	0	0	0	3,988	3,988
Swap Agreements	0	0	0	0	20,718	20,718

	$0	$0	$0	$0	$25,353	$25,353

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$153,866	$0	$153,866
Written Options	0	490	0	248	10,974	11,712
Swap Agreements	0	515	0	0	0	515

	$0	$1,005	$0	$154,114	$10,974	$166,093

	$0	$1,005	$0	$154,114	$36,327	$191,446

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$27,918	$27,918
Futures	0	0	0	0	351,498	351,498
Swap Agreements	0	14,601	0	0	158,892	173,493

	$0	$14,601	$0	$0	$538,308	$552,909

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(320,438)	$0	$(320,438)
Purchased Options	0	0	0	(10,721)	(19,557)	(30,278)
Written Options	0	1,491	0	1,542	60,906	63,939
Swap Agreements	0	36,004	(3,809)	0	(754)	31,441

	$0	$37,495	$(3,809)	$(329,617)	$40,595	$(255,336)

	$0	$52,096	$(3,809)	$(329,617)	$578,903	$297,573

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(45)	$(45)
Futures	0	0	0	0	(413,101)	(413,101)
Swap Agreements	0	(16,461)	0	0	88,238	71,777

	$0	$(16,461)	$0	$0	$(324,908)	$(341,369)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$134,996	$0	$134,996
Purchased Options	0	0	0	0	(7,031)	(7,031)
Written Options	0	(95)	0	2,465	8,854	11,224
Swap Agreements	0	(14,638)	(929)	0	496	(15,071)

	$0	$(14,733)	$(929)	$137,461	$2,319	$124,118

	$0	$(31,194)	$(929)	$137,461	$(322,589)	$(217,251)

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$41,720	$482,676	$524,396
Corporate Bonds & Notes
Banking & Finance	0	5,475,600	135,774	5,611,374
Industrials	0	3,194,172	71,105	3,265,277
Utilities	0	1,352,987	0	1,352,987
Municipal Bonds & Notes
California	0	50,603	0	50,603
Connecticut	0	177	0	177
Florida	0	5,348	0	5,348
Georgia	0	52,085	0	52,085
Louisiana	0	4,956	0	4,956
New York	0	77,808	0	77,808
Rhode Island	0	178	0	178
Texas	0	94,490	0	94,490
West Virginia	0	19,613	0	19,613
U.S. Government Agencies	0	20,254,127	0	20,254,127
U.S. Treasury Obligations	0	8,488,646	0	8,488,646
Non-Agency Mortgage-Backed Securities	0	8,600,972	1,258,366	9,859,338
Asset-Backed Securities
Automobile Sequential	0	67,344	0	67,344
Casino Services	0	0	55,983	55,983
CMBS Other	0	330,714	0	330,714
Home Equity Other	0	716,946	0	716,946
Home Equity Sequential	0	4,870	0	4,870
Manufacturing House Sequential	0	49	0	49
Whole Loan Collateral	0	54,965	0	54,965
Other ABS	0	1,922,815	524,017	2,446,832
Sovereign Issues	0	5,133,741	0	5,133,741
Common Stocks
Industrials	0	0	31,205	31,205
Real Estate	0	0	473	473
Preferred Securities
Banking & Finance	0	14,677	0	14,677
Industrials	0	4,111	0	4,111
Real Estate Investment Trusts
Real Estate	1,030	0	0	1,030
U.S. Government Agencies	0	0	0	0
Asset-Backed Securities	0	0	0	0

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Commercial Paper	$798	$820,597	$0	$821,395
Repurchase Agreements	0	466,534	0	466,534
Nigeria Treasury Bills	0	50,811	0	50,811
U.S. Treasury Bills	0	45,456	0	45,456

	$1,828	$57,347,112	$2,559,599	$59,908,539

Investments in Affiliates, at Value
Mutual Funds	28,966	0	0	28,966
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,925,283	0	0	2,925,283

	$2,954,249	$0	$0	$2,954,249

Total Investments	$2,956,077	$57,347,112	$2,559,599	$62,862,788

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(311,428)	$0	$(311,428)

	$0	$(311,428)	$0	$(311,428)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,985	55,078	0	67,063
Over the counter	0	403,518	55	403,573

	$11,985	$458,596	$55	$470,636

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,856)	(21,497)	0	(25,353)
Over the counter	0	(165,756)	(337)	(166,093)

	$(3,856)	$(187,253)	$(337)	$(191,446)

Total Financial Derivative Instruments	$8,129	$271,343	$(282)	$279,190

Totals	$2,964,206	$57,307,027	$2,559,317	$62,830,550

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$362,833	$309,973	$(184,257)	$588	$1,466	$(7,927)	$0	$0	$482,676	$(7,042)
Corporate Bonds & Notes
Banking & Finance	85,279	57,782	(4,322)	(59)	458	(3,364)	0	0	135,774	(3,204)
Industrials	70,557	0	0	(4)	0	552	0	0	71,105	553
Non-Agency Mortgage-Backed Securities(3)	358,303	1,062,334	(49,344)	1,296	(713)	27,522	0	(141,032)	1,258,366	23,044
Asset-Backed Securities
Casino Services	55,652	0	(3,012)	0	(217)	3,560	0	0	55,983	2,973
Other ABS	146,039	449,429	(59,385)	713	(7,207)	(5,572)	0	0	524,017	(8,089)
Common Stocks
Industrials	34,173	0	0	0	0	(2,968)	0	0	31,205	(2,968)
Real Estate(4)	34	0	0	0	0	439	0	0	473	439

	$1,112,870	$1,879,518	$(300,320)	$2,534	$(6,213)	$12,242	$0	$(141,032)	$2,559,599	$5,706

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Consolidated Schedule of Investments	PIMCO Total Return Fund	(Cont.)	March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Financial Derivative Instruments - Assets
Over the counter	$283	$0	$(107)	$0	$0	$(121)	$0	$0	$55	$(16)

Financial Derivative Instruments - Liabilities
Over the counter	$(372)	$39	$(12)	$0	$120	$(112)	$0	$0	$(337)	$(6)

Totals	$1,112,781	$1,879,557	$(300,439)	$2,534	$(6,093)	$12,009	$0	$(141,032)	$2,559,317	$5,684

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$360,494	Discounted Cash Flow	Discount Rate	4.270-27.130	9.274
	58,742	Indicative Market Quotation	Broker Quote	95.500	—
	63,440	Recent Transaction	Purchase Price	96.000-100.000	99.368
Corporate Bonds & Notes
Banking & Finance	135,774	Discounted Cash Flow	Discount Rate	4.627-12.000	5.975
Industrials	71,105	Discounted Cash Flow	Discount Rate	4.943-7.020	6.232
Non-Agency Mortgage-Backed Securities	267,738	Discounted Cash Flow	Discount Rate	4.877-20.000	7.482
	329,777	Proxy pricing	Base Price	93.030-100.201	96.692
	660,851	Recent Transaction	Purchase Price	6.912-101.713	100.227
Asset-Backed Securities
Casino Services	55,983	Discounted Cash Flow	Discount Rate	6.260	—
Other ABS	80,811	Discounted Cash Flow	Discount Rate	6.810-25.000	8.667
	419,094	Proxy pricing	Base Price	89.281-99.988	98.334
	24,112	Recent transaction	Purchase price	100.000	—
Common Stocks
Industrials	31,205	Indicative Market Quotation	Broker Quote	$23.000	—
Real Estate	473	Other Valuation Techniques(5)	—	—	—

Financial Derivative Instruments -Assets
Over the counter	55	Indicative Market Quotation	Broker Quote	0.191-0.206	0.196

Financial Derivative Instruments -Liabilities
Over the counter	(337)	Indicative Market Quotation	Broker Quote	92.000	—

Total	$2,559,317

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security type updated from Corporate Bonds & Notes to Non-Agency Mortgage-Backed Securities since prior fiscal year end.
(4)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements	March 31, 2026

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established MLM 700 LLC, a Delaware limited liability company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Notes to Financial Statements	(Cont.)

has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is

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important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Consolidated Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on

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Notes to Financial Statements	(Cont.)

more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV.

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The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper,

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Notes to Financial Statements	(Cont.)

time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

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The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,357,943	$74,334	$(1)	$0	$44,900	$2,477,176	$73,773	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$451,589	$12,123,526	$(12,127,500)	$405	$87	$448,107	$29,030	$0

Investment in PIMCO Senior Loan Active Exchange-Traded Fund

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,556	$0	$0	$0	$(590)	$28,966	$2,335	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various

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forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

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Notes to Financial Statements	(Cont.)

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of March 31, 2026, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation

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(collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently

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Notes to Financial Statements	(Cont.)

permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against

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amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure

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Notes to Financial Statements	(Cont.)

value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of

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the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred

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securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in

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Notes to Financial Statements	(Cont.)

the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Fund may adversely affect PIMCO or the Fund, including by causing losses or impairing PIMCO’s or the Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security

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breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-

buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect

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Notes to Financial Statements	(Cont.)

to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.41%	(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

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(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)  The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the amount waived and/or reimbursed was $89,944.

(g) Acquired Fund Fees and Expenses  PIMCO has contractually agreed, through July 31, 2026, for the Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s

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Notes to Financial Statements	(Cont.)

registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $177,516.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$275,501,221	$276,331,482	$9,921,689	$5,975,858

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	888,464	$7,798,319	931,811	$8,004,760

I-2	236,066	2,072,136	225,487	1,934,429

I-3	7,911	69,543	9,406	81,022

Administrative Class	15,551	136,311	21,528	184,741

Class A	48,298	423,636	61,558	529,133

Class C	2,262	19,918	3,435	29,622

Class R	8,517	74,504	8,023	68,886
Issued as reinvestment of distributions

Institutional Class	168,042	1,473,433	194,923	1,673,295

I-2	24,987	219,178	23,359	200,641

I-3	896	7,858	816	7,017

Administrative Class	2,918	25,579	3,481	29,887

Class A	17,315	151,767	19,708	169,228

Class C	382	3,348	447	3,840

Class R	1,689	14,810	1,790	15,371

70	PIMCO TOTAL RETURN FUND

March 31, 2026

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Cost of shares redeemed

Institutional Class	(943,914)	$(8,246,577)	(2,138,547)	$(18,394,416)

I-2	(161,588)	(1,410,778)	(188,736)	(1,615,383)

I-3	(4,238)	(36,944)	(6,812)	(58,653)

Administrative Class	(22,406)	(196,119)	(37,855)	(324,748)

Class A	(98,067)	(857,850)	(139,504)	(1,201,223)

Class C	(4,263)	(37,268)	(5,298)	(45,445)

Class R	(9,684)	(84,498)	(11,774)	(100,988)

Net increase (decrease) resulting from Fund share transactions	179,138	$1,620,306	(1,022,754)	$(8,808,984)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, two persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 31% of the Fund.

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Delaware limited liability company, was formed on May 7, 2018, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the Fund did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Notes to Financial Statements	(Cont.)	March 31, 2026

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral- Capital(5)	Qualified Late-Year Loss Deferral- Ordinary(6)	Total Components of Distributable Earnings

PIMCO Total Return Fund	$120,346	$0	$(3,037,897)	$(12,609)	$(7,162,355)	$0	$0	$(10,092,515)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, constructive sales, hyperinflationary investments, and convertible securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Total Return Fund	$4,333,482	$2,828,873

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Total Return Fund	$66,069,933	$1,381,636	$(4,383,182)	$(3,001,546)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, partnerships, constructive sales, hyperinflationary investments, and convertible securities.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Total Return Fund	$2,035,706	$0	$0	$2,246,269	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

72	PIMCO TOTAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO Total Return Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2026, the related consolidated statement of operations for the year ended March 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights (consolidated) for each of the five years in the period ended March 31, 2026 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc

BAR	Barclays PLC Corporate RRP/REPO trading	DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	RON	Romanian New Leu

CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar

COP	Colombian Peso	KWD	Kuwaiti Dinar	THB	Thai Baht

CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira

DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFRINDX	Secured Overnight Financing Rate Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIA	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	TSFR1M	Term SOFR 1-Month

CDX.IG	Credit Derivatives Index - Investment Grade	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month

EUR001M	1 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month

EUR003M	3 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	RMBS	Residential Mortgage-Backed Security

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation

74	PIMCO TOTAL RETURN FUND

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0363	$0.0000	$0.0000	$0.0363

November 2025	$0.0300	$0.0000	$0.0000	$0.0300

December 2025	$0.0344	$0.0000	$0.0000	$0.0344

January 2026	$0.0307	$0.0000	$0.0000	$0.0307

February 2026	$0.0302	$0.0000	$0.0000	$0.0302

March 2026	$0.0347	$0.0000	$0.0000	$0.0347

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0355	$0.0000	$0.0000	$0.0355

November 2025	$0.0293	$0.0000	$0.0000	$0.0293

December 2025	$0.0336	$0.0000	$0.0000	$0.0336

January 2026	$0.0299	$0.0000	$0.0000	$0.0299

February 2026	$0.0295	$0.0000	$0.0000	$0.0295

March 2026	$0.0340	$0.0000	$0.0000	$0.0340

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0351	$0.0000	$0.0000	$0.0351

November 2025	$0.0290	$0.0000	$0.0000	$0.0290

December 2025	$0.0332	$0.0000	$0.0000	$0.0332

January 2026	$0.0295	$0.0000	$0.0000	$0.0295

February 2026	$0.0292	$0.0000	$0.0000	$0.0292

March 2026	$0.0336	$0.0000	$0.0000	$0.0336

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0343	$0.0000	$0.0000	$0.0343

November 2025	$0.0283	$0.0000	$0.0000	$0.0283

December 2025	$0.0324	$0.0000	$0.0000	$0.0324

January 2026	$0.0288	$0.0000	$0.0000	$0.0288

February 2026	$0.0285	$0.0000	$0.0000	$0.0285

March 2026	$0.0329	$0.0000	$0.0000	$0.0329

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0335	$0.0000	$0.0000	$0.0335

November 2025	$0.0277	$0.0000	$0.0000	$0.0277

December 2025	$0.0317	$0.0000	$0.0000	$0.0317

January 2026	$0.0281	$0.0000	$0.0000	$0.0281

February 2026	$0.0279	$0.0000	$0.0000	$0.0279

March 2026	$0.0323	$0.0000	$0.0000	$0.0323

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0275	$0.0000	$0.0000	$0.0275

November 2025	$0.0226	$0.0000	$0.0000	$0.0226

December 2025	$0.0259	$0.0000	$0.0000	$0.0259

January 2026	$0.0224	$0.0000	$0.0000	$0.0224

February 2026	$0.0228	$0.0000	$0.0000	$0.0228

March 2026	$0.0268	$0.0000	$0.0000	$0.0268

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0315	$0.0000	$0.0000	$0.0315

November 2025	$0.0260	$0.0000	$0.0000	$0.0260

December 2025	$0.0298	$0.0000	$0.0000	$0.0298

January 2026	$0.0262	$0.0000	$0.0000	$0.0262

February 2026	$0.0262	$0.0000	$0.0000	$0.0262

March 2026	$0.0305	$0.0000	$0.0000	$0.0305

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.”

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

76	PIMCO TOTAL RETURN FUND

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gains (000s†)

PIMCO Total Return Fund	0.00%	1.00%	$1,170,131	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

78	PIMCO TOTAL RETURN FUND

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

80	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0700FSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO CREDIT BOND FUNDS

tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	—	Diversified
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	—	12/31/02	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	—	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO CREDIT BOND FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

03/31/2026	$9.70	$0.49	$(0.16)	$0.33	$(0.47)	$0.00	$0.00	$(0.47)

03/31/2025	9.48	0.56	0.19	0.75	(0.53)	0.00	0.00	(0.53)

03/31/2024	9.29	0.49	0.16	0.65	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.51	0.37	(0.23)	0.14	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)
I-2

03/31/2026	9.64	0.47	(0.14)	0.33	(0.47)	0.00	0.00	(0.47)

03/31/2025	9.42	0.54	0.20	0.74	(0.52)	0.00	0.00	(0.52)

03/31/2024	9.23	0.48	0.16	0.64	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.47	0.36	(0.24)	0.12	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)
Class A

03/31/2026	9.70	0.45	(0.15)	0.30	(0.44)	0.00	0.00	(0.44)

03/31/2025	9.48	0.52	0.19	0.71	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.29	0.46	0.15	0.61	(0.42)	0.00	0.00	(0.42)

03/31/2023	9.52	0.33	(0.23)	0.10	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)
Class C

03/31/2026	9.51	0.37	(0.15)	0.22	(0.37)	0.00	0.00	(0.37)

03/31/2025	9.32	0.43	0.20	0.63	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.14	0.37	0.17	0.54	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.37	0.25	(0.23)	0.02	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

PIMCO Diversified Income Fund
Institutional Class

03/31/2026	$9.71	$0.52	$0.18	$0.70	$(0.56)	$0.00	$0.00	$(0.56)

03/31/2025	9.57	0.49	0.17	0.66	(0.52)	0.00	0.00	(0.52)

03/31/2024	9.22	0.42	0.38	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.37	(0.86)	(0.49)	(0.47)	0.00	0.00	(0.47)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)
I-2

03/31/2026	9.71	0.51	0.18	0.69	(0.55)	0.00	0.00	(0.55)

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.39	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.36	(0.86)	(0.50)	(0.46)	0.00	0.00	(0.46)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)
I-3

03/31/2026	9.71	0.50	0.19	0.69	(0.55)	0.00	0.00	(0.55)

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.38	0.79	(0.41)	0.00	(0.03)	(0.44)

03/31/2023	10.18	0.35	(0.86)	(0.51)	(0.45)	0.00	0.00	(0.45)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)
Administrative Class

03/31/2026	9.71	0.49	0.19	0.68	(0.54)	0.00	0.00	(0.54)

03/31/2025	9.57	0.47	0.17	0.64	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.22	0.40	0.38	0.78	(0.40)	0.00	(0.03)	(0.43)

03/31/2023	10.18	0.34	(0.86)	(0.52)	(0.44)	0.00	0.00	(0.44)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)
Class A

03/31/2026	9.71	0.48	0.18	0.66	(0.52)	0.00	0.00	(0.52)

03/31/2025	9.57	0.45	0.17	0.62	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.22	0.38	0.39	0.77	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	10.18	0.33	(0.86)	(0.53)	(0.43)	0.00	0.00	(0.43)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)
Class C

03/31/2026	9.71	0.40	0.19	0.59	(0.45)	0.00	0.00	(0.45)

03/31/2025	9.57	0.38	0.17	0.55	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.22	0.32	0.38	0.70	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	10.18	0.26	(0.86)	(0.60)	(0.36)	0.00	0.00	(0.36)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

6	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.56	3.42%	$264,922	0.65%		0.65%		0.60%		0.60%		4.96%	317%

9.70	8.06	241,078	1.01		1.05		0.56		0.60		5.75	279

9.48	7.13	203,385	0.89	(f)	0.89	(f)	0.82	(f)	0.82	(f)	5.29	320

9.29	1.62	170,305	0.91		0.91		0.90		0.90		3.96	158

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07	84

9.50	3.36	207,538	0.75		0.75		0.70		0.70		4.85	317

9.64	8.01	150,777	1.11		1.15		0.66		0.70		5.65	279

9.42	7.09	132,752	0.99	(f)	0.99	(f)	0.92	(f)	0.92	(f)	5.20	320

9.23	1.33	105,067	1.01		1.01		1.00		1.00		3.93	158

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97	84

9.56	3.02	30,516	1.05		1.05		1.00		1.00		4.57	317

9.70	7.67	32,434	1.41		1.45		0.96		1.00		5.34	279

9.48	6.75	23,358	1.29	(f)	1.29	(f)	1.22	(f)	1.22	(f)	4.90	320

9.29	1.13	20,412	1.31		1.31		1.30		1.30		3.58	158

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65	84

9.36	2.30	3,653	1.80		1.80		1.75		1.75		3.82	317

9.51	6.83	3,716	2.16		2.20		1.71		1.75		4.58	279

9.32	6.00	2,005	2.04	(f)	2.04	(f)	1.97	(f)	1.97	(f)	4.10	320

9.14	0.30	2,244	2.06		2.06		2.05		2.05		2.75	158

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91	84

$9.85	7.31%	$2,573,969	0.81%		0.81%		0.75%		0.75%		5.22%	274%

9.71	7.07	2,605,286	0.81		0.81		0.75		0.75		5.09	303

9.57	9.01	2,978,251	0.79		0.79		0.75		0.75		4.59	247

9.22	(4.75)	3,117,435	0.76		0.76		0.75		0.75		3.93	136

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22	94

9.85	7.20	157,665	0.91		0.91		0.85		0.85		5.12	274

9.71	6.97	140,053	0.91		0.91		0.85		0.85		5.00	303

9.57	8.90	131,164	0.89		0.89		0.85		0.85		4.49	247

9.22	(4.85)	132,737	0.86		0.86		0.85		0.85		3.79	136

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07	94

9.85	7.15	18,806	0.96		1.01		0.90		0.95		5.08	274

9.71	6.91	25,460	0.96		1.01		0.90		0.95		4.96	303

9.57	8.85	24,514	0.94		0.99		0.90		0.95		4.43	247

9.22	(4.90)	29,287	0.91		0.96		0.90		0.95		3.78	136

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09	94

9.85	7.04	17,017	1.06		1.06		1.00		1.00		4.97	274

9.71	6.81	16,653	1.06		1.06		1.00		1.00		4.85	303

9.57	8.74	16,483	1.04		1.04		1.00		1.00		4.37	247

9.22	(5.00)	9,667	1.01		1.01		1.00		1.00		3.60	136

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99	94

9.85	6.88	158,110	1.21		1.21		1.15		1.15		4.82	274

9.71	6.65	161,573	1.21		1.21		1.15		1.15		4.70	303

9.57	8.58	173,452	1.19		1.19		1.15		1.15		4.19	247

9.22	(5.14)	202,770	1.16		1.16		1.15		1.15		3.52	136

10.18	(4.75)	290,939	1.15		1.15		1.15		1.15		2.81	94

9.85	6.09	17,984	1.96		1.96		1.90		1.90		4.07	274

9.71	5.85	22,116	1.96		1.96		1.90		1.90		3.94	303

9.57	7.78	26,564	1.94		1.94		1.90		1.90		3.44	247

9.22	(5.85)	30,275	1.91		1.91		1.90		1.90		2.76	136

10.18	(5.46)	49,134	1.90		1.90		1.90		1.90		2.05	94

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ESG Income Fund
Institutional Class

03/31/2026	$9.42	$0.43	$0.03	$0.46	$(0.47)	$0.00	$0.00	$(0.47)

03/31/2025	9.31	0.45	0.18	0.63	(0.49)	0.00	(0.03)	(0.52)

03/31/2024	9.27	0.45	0.00	0.45	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.07	0.35	(0.61)	(0.26)	(0.51)	(0.03)	0.00	(0.54)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)
I-2

03/31/2026	9.42	0.42	0.03	0.45	(0.46)	0.00	0.00	(0.46)

03/31/2025	9.31	0.44	0.18	0.62	(0.48)	0.00	(0.03)	(0.51)

03/31/2024	9.27	0.44	0.00	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.34	(0.61)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)
I-3

03/31/2026	9.42	0.42	0.03	0.45	(0.46)	0.00	0.00	(0.46)

03/31/2025	9.31	0.44	0.17	0.61	(0.47)	0.00	(0.03)	(0.50)

03/31/2024	9.27	0.43	0.01	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.30	(0.57)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)
Class A

03/31/2026	9.42	0.40	0.03	0.43	(0.44)	0.00	0.00	(0.44)

03/31/2025	9.31	0.42	0.17	0.59	(0.45)	0.00	(0.03)	(0.48)

03/31/2024	9.27	0.41	0.01	0.42	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.07	0.31	(0.61)	(0.30)	(0.47)	(0.03)	0.00	(0.50)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)
Class C

03/31/2026	9.42	0.32	0.03	0.35	(0.36)	0.00	0.00	(0.36)

03/31/2025	9.31	0.34	0.18	0.52	(0.38)	0.00	(0.03)	(0.41)

03/31/2024	9.27	0.34	0.01	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.07	0.23	(0.60)	(0.37)	(0.40)	(0.03)	0.00	(0.43)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

PIMCO High Yield Fund
Institutional Class

03/31/2026	$7.98	$0.48	$0.04	$0.52	$(0.50)	$0.00	$(0.01)	$(0.51)

03/31/2025	7.97	0.49	0.02	0.51	(0.50)	0.00	0.00	(0.50)

03/31/2024	7.70	0.43	0.30	0.73	(0.46)	0.00	0.00	(0.46)

03/31/2023	8.51	0.39	(0.63)	(0.24)	(0.42)	(0.15)	0.00	(0.57)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)
I-2

03/31/2026	7.98	0.47	0.04	0.51	(0.49)	0.00	(0.01)	(0.50)

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)
I-3

03/31/2026	7.98	0.46	0.05	0.51	(0.49)	0.00	(0.01)	(0.50)

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)
Administrative Class

03/31/2026	7.98	0.46	0.04	0.50	(0.48)	0.00	(0.01)	(0.49)

03/31/2025	7.97	0.47	0.02	0.49	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.70	0.41	0.30	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	8.51	0.37	(0.63)	(0.26)	(0.40)	(0.15)	0.00	(0.55)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)
Class A

03/31/2026	7.98	0.45	0.04	0.49	(0.47)	0.00	(0.01)	(0.48)

03/31/2025	7.97	0.46	0.02	0.48	(0.47)	0.00	0.00	(0.47)

03/31/2024	7.70	0.40	0.30	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.51	0.36	(0.63)	(0.27)	(0.39)	(0.15)	0.00	(0.54)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

8	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.41	4.99%	$332,370	0.65%	0.65%	0.50%	0.50%	4.57%	312%

9.42	6.93	253,619	1.21	1.21	0.50	0.50	4.85	243

9.31	5.05	210,539	1.00	1.00	0.50	0.50	4.90	261

9.27	(2.50)	204,462	0.55	0.55	0.51	0.51	3.70	320

10.07	(0.09)	155,174	0.52	0.52	0.51	0.51	2.28	50

9.41	4.88	50,035	0.75	0.75	0.60	0.60	4.46	312

9.42	6.82	29,221	1.31	1.31	0.60	0.60	4.74	243

9.31	4.95	20,454	1.10	1.10	0.60	0.60	4.79	261

9.27	(2.59)	16,996	0.65	0.65	0.61	0.61	3.54	320

10.07	(0.19)	17,691	0.62	0.62	0.61	0.61	2.14	50

9.41	4.83	11,813	0.80	0.85	0.65	0.70	4.42	312

9.42	6.77	8,841	1.36	1.41	0.65	0.70	4.69	243

9.31	4.89	4,925	1.15	1.20	0.65	0.70	4.74	261

9.27	(2.64)	4,255	0.70	0.75	0.66	0.71	3.11	320

10.07	(0.24)	23,132	0.67	0.72	0.66	0.71	1.91	50

9.41	4.57	2,680	1.05	1.05	0.90	0.90	4.17	312

9.42	6.50	2,098	1.61	1.61	0.90	0.90	4.46	243

9.31	4.63	2,240	1.40	1.40	0.90	0.90	4.52	261

9.27	(2.88)	2,319	0.95	0.95	0.91	0.91	3.24	320

10.07	(0.49)	1,809	0.92	0.92	0.91	0.91	1.87	50

9.41	3.79	357	1.80	1.80	1.65	1.65	3.41	312

9.42	5.72	278	2.36	2.36	1.65	1.65	3.69	243

9.31	3.86	193	2.20 (e)	2.20 (e)	1.65 (e)	1.65 (e)	3.76	261

9.27	(3.62)	96	1.70	1.70	1.66	1.66	2.44	320

10.07	(1.24)	108	1.67	1.67	1.66	1.66	1.21	50

$7.99	6.62%	$6,175,436	0.58%	0.60%	0.53%	0.55%	5.92%	79%

7.98	6.54	7,089,588	0.61	0.62	0.54	0.55	6.10	58

7.97	9.79	7,359,710	0.60	0.60	0.55	0.55	5.54	43

7.70	(2.66)	6,421,111	0.57	0.57	0.55	0.55	4.98	25

8.51	(0.91)	8,042,209	0.56	0.56	0.55	0.55	4.23	26

7.99	6.51	289,466	0.68	0.70	0.63	0.65	5.82	79

7.98	6.44	303,734	0.71	0.72	0.64	0.65	6.00	58

7.97	9.68	327,275	0.70	0.70	0.65	0.65	5.40	43

7.70	(2.75)	408,267	0.67	0.67	0.65	0.65	4.88	25

8.51	(1.01)	499,207	0.66	0.66	0.65	0.65	4.14	26

7.99	6.46	12,818	0.73	0.80	0.68	0.75	5.72	79

7.98	6.39	14,391	0.76	0.82	0.69	0.75	5.97	58

7.97	9.63	8,560	0.75	0.80	0.70	0.75	5.33	43

7.70	(2.80)	9,027	0.72	0.77	0.70	0.75	4.90	25

8.51	(1.06)	19,694	0.71	0.76	0.70	0.75	4.02	26

7.99	6.36	258,367	0.83	0.85	0.78	0.80	5.67	79

7.98	6.28	254,696	0.86	0.87	0.79	0.80	5.84	58

7.97	9.52	288,182	0.85	0.85	0.80	0.80	5.27	43

7.70	(2.90)	302,888	0.82	0.82	0.80	0.80	4.74	25

8.51	(1.15)	354,288	0.81	0.81	0.80	0.80	3.98	26

7.99	6.25	380,275	0.93	0.95	0.88	0.90	5.57	79

7.98	6.17	412,663	0.96	0.97	0.89	0.90	5.74	58

7.97	9.41	473,170	0.95	0.95	0.90	0.90	5.17	43

7.70	(3.00)	511,871	0.92	0.92	0.90	0.90	4.64	25

8.51	(1.25)	626,661	0.91	0.91	0.90	0.90	3.89	26

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Fund (Cont.)
Class C

03/31/2026	$7.98	$0.39	$0.04	$0.43	$(0.41)	$0.00	$(0.01)	$(0.42)

03/31/2025	7.97	0.40	0.02	0.42	(0.41)	0.00	0.00	(0.41)

03/31/2024	7.70	0.34	0.30	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.51	0.30	(0.63)	(0.33)	(0.33)	(0.15)	0.00	(0.48)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)
Class R

03/31/2026	7.98	0.43	0.04	0.47	(0.45)	0.00	(0.01)	(0.46)

03/31/2025	7.97	0.44	0.02	0.46	(0.45)	0.00	0.00	(0.45)

03/31/2024	7.70	0.38	0.30	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	8.51	0.34	(0.63)	(0.29)	(0.37)	(0.15)	0.00	(0.52)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

PIMCO High Yield Spectrum Fund
Institutional Class

03/31/2026	$9.13	$0.55	$0.06	$0.61	$(0.60)	$0.00	$0.00	$(0.60)

03/31/2025	9.03	0.54	0.16	0.70	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.59	0.49	0.49	0.98	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.49	0.43	(0.67)	(0.24)	(0.66)	0.00	0.00	(0.66)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)
I-2

03/31/2026	9.13	0.54	0.06	0.60	(0.59)	0.00	0.00	(0.59)

03/31/2025	9.03	0.52	0.17	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	8.59	0.48	0.49	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.43	(0.68)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)
I-3

03/31/2026	9.13	0.53	0.07	0.60	(0.59)	0.00	0.00	(0.59)

03/31/2025	9.03	0.52	0.16	0.68	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.59	0.47	0.50	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.41	(0.66)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)
Class A

03/31/2026	9.13	0.51	0.07	0.58	(0.57)	0.00	0.00	(0.57)

03/31/2025	9.03	0.51	0.15	0.66	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.59	0.46	0.49	0.95	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.49	0.40	(0.67)	(0.27)	(0.63)	0.00	0.00	(0.63)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)
Class C

03/31/2026	9.13	0.44	0.07	0.51	(0.50)	0.00	0.00	(0.50)

03/31/2025	9.03	0.44	0.16	0.60	(0.50)	0.00	0.00	(0.50)

03/31/2024	8.59	0.40	0.48	0.88	(0.44)	0.00	0.00	(0.44)

03/31/2023	9.49	0.34	(0.67)	(0.33)	(0.57)	0.00	0.00	(0.57)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

PIMCO Long-Term Credit Bond Fund
Institutional Class

03/31/2026	$8.84	$0.42	$(0.08)	$0.34	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2025	8.95	0.40	(0.04)	0.36	(0.45)	0.00	(0.02)	(0.47)

03/31/2024	9.11	0.36	(0.10)	0.26	(0.40)	0.00	(0.02)	(0.42)

03/31/2023	10.87	0.39	(1.64)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)
I-2

03/31/2026	8.84	0.41	(0.08)	0.33	(0.50)	0.00	0.00	(0.50)

03/31/2025	8.95	0.39	(0.04)	0.35	(0.44)	0.00	(0.02)	(0.46)

03/31/2024	9.11	0.35	(0.10)	0.25	(0.39)	0.00	(0.02)	(0.41)

03/31/2023	10.87	0.38	(1.63)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

10	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.99	5.46%	$12,257	1.68%	1.70%	1.63%	1.65%	4.82%	79%

7.98	5.38	12,931	1.71	1.72	1.64	1.65	4.99	58

7.97	8.60	14,776	1.70	1.70	1.65	1.65	4.42	43

7.70	(3.73)	17,186	1.67	1.67	1.65	1.65	3.87	25

8.51	(1.99)	25,894	1.66	1.66	1.65	1.65	3.13	26

7.99	5.99	33,851	1.18	1.20	1.13	1.15	5.32	79

7.98	5.91	38,411	1.21	1.22	1.14	1.15	5.50	58

7.97	9.14	34,687	1.20	1.20	1.15	1.15	4.93	43

7.70	(3.24)	32,258	1.17	1.17	1.15	1.15	4.40	25

8.51	(1.50)	35,351	1.16	1.16	1.15	1.15	3.64	26

$9.14	6.79%	$333,971	0.62%	0.62%	0.60%	0.60%	5.88%	85%

9.13	7.89	365,260	0.69	0.69	0.61	0.61	5.89	60

9.03	11.80	153,871	0.65	0.65	0.60	0.60	5.68	50

8.59	(2.24)	96,560	0.62	0.62	0.60	0.60	4.94	51

9.49	(0.59)	135,530	0.61	0.61	0.60	0.60	4.10	43

9.14	6.69	34,768	0.72	0.72	0.70	0.70	5.77	85

9.13	7.78	32,449	0.79	0.79	0.71	0.71	5.74	60

9.03	11.69	140,892	0.75	0.75	0.70	0.70	5.56	50

8.59	(2.33)	122,281	0.72	0.72	0.70	0.70	4.87	51

9.49	(0.69)	151,560	0.71	0.71	0.70	0.70	4.04	43

9.14	6.62	1,225	0.77	0.82	0.75	0.80	5.73	85

9.13	7.73	679	0.84	0.89	0.76	0.81	5.73	60

9.03	11.63	770	0.80	0.85	0.75	0.80	5.44	50

8.59	(2.38)	11,785	0.77	0.82	0.75	0.80	4.71	51

9.49	(0.74)	2,249	0.76	0.81	0.75	0.80	3.94	43

9.14	6.42	48,326	0.97	0.97	0.95	0.95	5.53	85

9.13	7.52	45,911	1.04	1.04	0.96	0.96	5.53	60

9.03	11.42	45,235	1.00	1.00	0.95	0.95	5.31	50

8.59	(2.58)	40,642	0.97	0.97	0.95	0.95	4.63	51

9.49	(0.93)	48,680	0.96	0.96	0.95	0.95	3.80	43

9.14	5.63	4,436	1.72	1.72	1.70	1.70	4.78	85

9.13	6.72	4,776	1.79	1.79	1.71	1.71	4.78	60

9.03	10.59	4,703	1.75	1.75	1.70	1.70	4.57	50

8.59	(3.31)	4,222	1.72	1.72	1.70	1.70	3.87	51

9.49	(1.67)	5,249	1.71	1.71	1.70	1.70	3.06	43

$8.67	3.87%	$3,259,546	0.68%	0.68%	0.55%	0.55%	4.70%	153%

8.84	4.13	3,089,982	1.24	1.24	0.55	0.55	4.49	222

8.95	3.04	3,120,547	1.51	1.51	0.55	0.55	4.12	140

9.11	(11.30)	2,916,169	0.99	0.99	0.55	0.55	4.27	85

10.87	(4.81)	3,512,411	0.57	0.57	0.55	0.55	3.86	59

8.67	3.76	174,041	0.78	0.78	0.65	0.65	4.61	153

8.84	4.03	185,957	1.34	1.34	0.65	0.65	4.38	222

8.95	2.94	199,970	1.61	1.61	0.65	0.65	4.05	140

9.11	(11.39)	104,751	1.09	1.09	0.65	0.65	4.16	85

10.87	(4.90)	110,710	0.67	0.67	0.65	0.65	3.76	59

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Credit Fund
Institutional Class

03/31/2026	$9.01	$0.58	$(0.04)	$0.54	$(0.63)	$0.00	$0.00	$(0.63)

03/31/2025	9.02	0.67	(0.02)	0.65	(0.66)	0.00	0.00	(0.66)

03/31/2024	8.74	0.64	0.27	0.91	(0.63)	0.00	0.00	(0.63)

03/31/2023	9.09	0.44	(0.29)	0.15	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)
I-2

03/31/2026	9.01	0.56	(0.03)	0.53	(0.62)	0.00	0.00	(0.62)

03/31/2025	9.02	0.66	(0.02)	0.64	(0.65)	0.00	0.00	(0.65)

03/31/2024	8.74	0.63	0.27	0.90	(0.62)	0.00	0.00	(0.62)

03/31/2023	9.09	0.46	(0.32)	0.14	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)
Class A

03/31/2026	9.01	0.55	(0.03)	0.52	(0.61)	0.00	0.00	(0.61)

03/31/2025	9.02	0.64	(0.02)	0.62	(0.63)	0.00	0.00	(0.63)

03/31/2024	8.74	0.61	0.27	0.88	(0.60)	0.00	0.00	(0.60)

03/31/2023	9.09	0.46	(0.33)	0.13	(0.48)	0.00	0.00	(0.48)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)
Class C

03/31/2026	9.01	0.48	(0.03)	0.45	(0.54)	0.00	0.00	(0.54)

03/31/2025	9.02	0.58	(0.03)	0.55	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.74	0.54	0.28	0.82	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.09	0.40	(0.34)	0.06	(0.41)	0.00	0.00	(0.41)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

PIMCO Low Duration Income Fund
Institutional Class

03/31/2026	$8.13	$0.38	$0.16	$0.54	$(0.47)	$0.00	$0.00	$(0.47)

03/31/2025	8.01	0.43	0.18	0.61	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.78	0.37	0.25	0.62	(0.37)	0.00	(0.02)	(0.39)

03/31/2023	8.29	0.29	(0.27)	0.02	(0.53)	0.00	0.00	(0.53)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)
I-2

03/31/2026	8.13	0.37	0.16	0.53	(0.46)	0.00	0.00	(0.46)

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.28	(0.27)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)
I-3

03/31/2026	8.13	0.37	0.15	0.52	(0.45)	0.00	0.00	(0.45)

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.27	(0.26)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)
Class A

03/31/2026	8.13	0.35	0.15	0.50	(0.43)	0.00	0.00	(0.43)

03/31/2025	8.01	0.39	0.19	0.58	(0.46)	0.00	0.00	(0.46)

03/31/2024	7.78	0.34	0.25	0.59	(0.34)	0.00	(0.02)	(0.36)

03/31/2023	8.29	0.26	(0.27)	(0.01)	(0.50)	0.00	0.00	(0.50)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)
Class C

03/31/2026	8.13	0.32	0.16	0.48	(0.41)	0.00	0.00	(0.41)

03/31/2025	8.01	0.37	0.18	0.55	(0.43)	0.00	0.00	(0.43)

03/31/2024	7.78	0.32	0.25	0.57	(0.32)	0.00	(0.02)	(0.34)

03/31/2023	8.29	0.23	(0.27)	(0.04)	(0.47)	0.00	0.00	(0.47)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)
Class C-2

03/31/2026	8.13	0.31	0.15	0.46	(0.39)	0.00	0.00	(0.39)

03/31/2025	8.01	0.35	0.19	0.54	(0.42)	0.00	0.00	(0.42)

03/31/2024	7.78	0.30	0.25	0.55	(0.30)	0.00	(0.02)	(0.32)

03/31/2023	8.29	0.22	(0.27)	(0.05)	(0.46)	0.00	0.00	(0.46)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

12	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.92	6.14%	$79,602	0.78%	0.78%	0.73%	0.73%	6.37%	69%

9.01	7.40	98,727	0.78	0.78	0.71	0.71	7.39	66

9.02	10.82	97,677	0.75	0.75	0.70	0.70	7.29	91

8.74	1.84	97,086	0.73	0.73	0.70	0.70	5.04	32

9.09	1.74	348,698	0.73	0.73	0.70	0.70	3.63	134

8.92	6.03	7,931	0.88	0.88	0.83	0.83	6.23	69

9.01	7.29	7,492	0.88	0.88	0.81	0.81	7.28	66

9.02	10.71	6,546	0.85	0.85	0.80	0.80	7.16	91

8.74	1.74	8,418	0.83	0.83	0.80	0.80	5.21	32

9.09	1.64	12,997	0.83	0.83	0.80	0.80	3.52	134

8.92	5.82	40,677	1.08	1.08	1.03	1.03	6.04	69

9.01	7.08	39,939	1.08	1.08	1.01	1.01	7.10	66

9.02	10.49	41,115	1.05	1.05	1.00	1.00	6.98	91

8.74	1.53	51,962	1.03	1.03	1.00	1.00	5.21	32

9.09	1.43	64,194	1.03	1.03	1.00	1.00	3.32	134

8.92	5.04	3,314	1.83	1.83	1.78	1.78	5.31	69

9.01	6.28	4,089	1.83	1.83	1.76	1.76	6.36	66

9.02	9.70	4,862	1.80	1.80	1.75	1.75	6.23	91

8.74	0.77	6,278	1.78	1.78	1.75	1.75	4.51	32

9.09	0.68	6,818	1.78	1.78	1.75	1.75	2.57	134

$8.20	6.73%	$6,863,710	0.52%	0.52%	0.50%	0.50%	4.63%	768%

8.13	7.85	4,459,461	0.53	0.53	0.50	0.50	5.30	719

8.01	8.19	3,414,615	0.81	0.81	0.50	0.50	4.78	588

7.78	0.31	2,805,010	0.59	0.59	0.50	0.50	3.61	447

8.29	(1.41)	3,636,332	0.50	0.50	0.50	0.50	2.63	581

8.20	6.62	6,810,969	0.62	0.62	0.60	0.60	4.55	768

8.13	7.75	4,219,118	0.63	0.63	0.60	0.60	5.23	719

8.01	8.08	4,414,452	0.91	0.91	0.60	0.60	4.67	588

7.78	0.21	4,565,042	0.69	0.69	0.60	0.60	3.52	447

8.29	(1.51)	5,060,851	0.60	0.60	0.60	0.60	2.55	581

8.20	6.57	371,499	0.67	0.72	0.65	0.70	4.46	768

8.13	7.69	143,388	0.68	0.73	0.65	0.70	5.14	719

8.01	8.05	98,762	0.96	1.01	0.65	0.70	4.61	588

7.78	0.17	97,886	0.74	0.79	0.65	0.70	3.43	447

8.29	(1.56)	133,106	0.65	0.70	0.65	0.70	2.49	581

8.20	6.30	4,053,475	0.92	0.92	0.90	0.90	4.23	768

8.13	7.42	2,340,549	0.93	0.93	0.90	0.90	4.89	719

8.01	7.76	1,684,002	1.21	1.21	0.90	0.90	4.37	588

7.78	(0.09)	1,575,385	0.99	0.99	0.90	0.90	3.19	447

8.29	(1.80)	2,061,864	0.90	0.90	0.90	0.90	2.23	581

8.20	5.99	312,814	1.22	1.22	1.20	1.20	3.94	768

8.13	7.10	218,188	1.23	1.23	1.20	1.20	4.60	719

8.01	7.44	183,766	1.51	1.51	1.20	1.20	4.07	588

7.78	(0.39)	184,647	1.29	1.29	1.20	1.20	2.91	447

8.29	(2.10)	224,472	1.20	1.20	1.20	1.20	1.93	581

8.20	5.78	22,644	1.42	1.42	1.40	1.40	3.74	768

8.13	6.89	14,678	1.43	1.43	1.40	1.40	4.38	719

8.01	7.23	9,273	1.71	1.71	1.40	1.40	3.88	588

7.78	(0.59)	7,983	1.49	1.49	1.40	1.40	2.71	447

8.29	(2.29)	9,357	1.40	1.40	1.40	1.40	1.77	581

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

03/31/2026	$9.31	$0.52	$0.23	$0.75	$(0.50)	$0.00	$0.00	$(0.50)

03/31/2025	9.07	0.51	0.22	0.73	(0.49)	0.00	0.00	(0.49)

03/31/2024	8.26	0.46	0.80	1.26	(0.34)	0.00	(0.11)	(0.45)

03/31/2023	10.24	0.43	(1.63)	(1.20)	(0.69)	(0.09)	0.00	(0.78)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)
I-2

03/31/2026	9.28	0.51	0.22	0.73	(0.49)	0.00	0.00	(0.49)

03/31/2025	9.05	0.50	0.22	0.72	(0.49)	0.00	0.00	(0.49)

03/31/2024	8.24	0.45	0.80	1.25	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.21	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)
I-3

03/31/2026	9.26	0.50	0.21	0.71	(0.48)	0.00	0.00	(0.48)

03/31/2025	9.02	0.50	0.22	0.72	(0.48)	0.00	0.00	(0.48)

03/31/2024	8.22	0.45	0.79	1.24	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.19	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)
Class A

03/31/2026	9.25	0.48	0.22	0.70	(0.46)	0.00	0.00	(0.46)

03/31/2025	9.02	0.48	0.21	0.69	(0.46)	0.00	0.00	(0.46)

03/31/2024	8.22	0.43	0.79	1.22	(0.31)	0.00	(0.11)	(0.42)

03/31/2023	10.18	0.39	(1.60)	(1.21)	(0.66)	(0.09)	0.00	(0.75)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)
Class C

03/31/2026	9.20	0.41	0.22	0.63	(0.40)	0.00	0.00	(0.40)

03/31/2025	8.98	0.41	0.21	0.62	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.18	0.36	0.80	1.16	(0.25)	0.00	(0.11)	(0.36)

03/31/2023	10.15	0.32	(1.61)	(1.29)	(0.59)	(0.09)	0.00	(0.68)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)	Effective January 2, 2024, the Fund’s Investment advisory fees was decreased by 0.30% to an annual rate of 0.30%.
(g)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

14	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.56	8.11%	$390,204	0.96%	1.08%	0.79%	0.91%	5.39%	32%

9.31	8.25	439,361	1.02	1.14	0.78	0.90	5.54	66

9.07	15.58	567,307	1.13	1.22	0.79	0.88	5.43	49

8.26	(12.22)	691,702	1.02	1.11	0.79	0.88	4.55	19

10.24	(2.40)	1,500,453	0.79	0.88	0.79	0.88	3.38	22

9.52	7.94	191,801	1.06	1.18	0.89	1.01	5.30	32

9.28	8.07	180,150	1.12	1.24	0.88	1.00	5.44	66

9.05	15.50	141,163	1.23	1.32	0.89	0.98	5.33	49

8.24	(12.25)	171,685	1.12	1.21	0.89	0.98	4.43	19

10.21	(2.58)	397,056	0.89	0.98	0.89	0.98	3.28	22

9.49	7.78	37,786	1.11	1.28	0.94	1.11	5.25	32

9.26	8.18	37,337	1.17	1.34	0.93	1.10	5.39	66

9.02	15.39	37,009	1.28	1.42	0.94	1.08	5.29	49

8.22	(12.27)	35,392	1.17	1.31	0.94	1.08	4.44	19

10.19	(2.65)	42,097	0.94	1.08	0.94	1.08	3.20	22

9.49	7.71	94,541	1.31	1.43	1.14	1.26	5.05	32

9.25	7.81	97,227	1.37	1.49	1.13	1.25	5.20	66

9.02	15.16	128,324	1.48	1.57	1.14	1.23	5.08	49

8.22	(12.40)	148,669	1.37	1.46	1.14	1.23	4.19	19

10.18	(2.82)	306,012	1.14	1.23	1.14	1.23	3.01	22

9.43	6.86	13,350	2.06	2.18	1.89	2.01	4.30	32

9.20	7.02	14,620	2.12	2.24	1.88	2.00	4.45	66

8.98	14.42	14,244	2.23	2.32	1.89	1.98	4.34	49

8.18	(13.13)	15,784	2.12	2.21	1.89	1.98	3.47	19

10.15	(3.56)	22,897	1.89	1.98	1.89	1.98	2.27	22

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$583,126	$3,131,260	$506,078	$6,926,495	$400,240	$3,988,499	$119,060	$25,222,503
Investments in Affiliates	82,733	193,465	0	512,530	1,507	20,304	12,522	3,761,093
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,062	5,743	835	7,776	463	11,722	143	30,151
Over the counter	10,110	18,770	2,144	766	1,438	19,004	3	112,554
Cash	4	0	630	0	0	0	515	172
Deposits with counterparty	8,418	16,133	8,019	8,325	7,138	17,575	1,882	27,512
Foreign currency, at value	2,889	6,537	724	1,110	517	22,123	11	48,246
Receivable for investments sold	1,820	9,353	485	28,242	14,543	67,905	1,894	21,990
Receivable for investments in Affiliates sold	0	0	0	0	0	0	100	0
Receivable for investments sold on a delayed-delivery basis	79	1,129	1	4,248	658	301	85	1,105
Receivable for TBA investments sold	311,079	893,751	205,855	0	0	459,622	0	21,217,497
Receivable for Fund shares sold	211	2,028	1,364	3,367	153	2,133	23	36,755
Interest and/or dividends receivable	5,679	32,211	2,666	101,106	6,052	45,594	1,118	76,442
Dividends receivable from Affiliates	225	433	0	947	16	36	38	11,791
Reimbursement receivable from PIMCO	0	1	0	73	0	0	0	15
Other assets	0	1	0	0	0	0	0	137
Total Assets	1,009,435	4,310,815	728,801	7,594,985	432,725	4,654,818	137,394	50,567,963

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$687	$7,589	$796	$98,932	$545	$334,825	$0	$55,282
Payable for sale-buyback transactions	0	0	0	0	2,166	5,455	0	0
Payable for short sales	7,904	0	7,656	0	0	0	0	349,928
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,258	1,122	325	594	63	1,454	10	17,729
Over the counter	3,524	4,792	642	368	225	5,913	0	86,577
Payable for investments purchased	9,902	52,245	33,956	133,129	2,963	22,954	4,909	460,839
Payable for investments in Affiliates purchased	834	455	0	154,171	1,416	36	40	12,193
Payable for investments purchased on a delayed-delivery basis	109	206	160	0	115	134	0	158,425
Payable for TBA investments purchased	470,082	1,272,652	285,160	0	0	831,896	0	30,829,895
Payable for unfunded loan commitments	0	6,495	0	21,846	198	322	391	51,529
Deposits from counterparty	7,684	16,861	1,624	591	872	13,695	293	58,551
Payable for Fund shares redeemed	515	2,068	1,047	15,920	848	2,509	135	36,150
Distributions payable	0	800	11	1,544	303	377	2	4,721
Overdraft due to custodian	0	0	0	1,777	0	0	0	0
Accrued investment advisory fees	127	1,096	81	1,493	129	865	42	4,539
Accrued supervisory and administrative fees	148	769	87	1,860	136	736	34	4,178
Accrued distribution fees	2	15	0	68	3	0	2	86
Accrued servicing fees	7	36	1	88	11	0	8	892
Foreign capital gains tax payable	23	61	0	0	0	58	0	1,333
Other liabilities	0	2	0	134	6	2	4	5
Total Liabilities	502,806	1,367,264	331,546	432,515	9,999	1,221,231	5,870	32,132,852

Commitments and Contingent Liabilities^

Net Assets	$506,629	$2,943,551	$397,255	$7,162,470	$422,726	$3,433,587	$131,524	$18,435,111

Net Assets Consist of:

Paid in capital	$574,563	$3,558,545	$414,984	$7,928,969	$506,987	$4,422,029	$221,609	$19,266,225
Distributable earnings (accumulated loss)	(67,934)	(614,994)	(17,729)	(766,499)	(84,261)	(988,442)	(90,085)	(831,114)

Net Assets	$506,629	$2,943,551	$397,255	$7,162,470	$422,726	$3,433,587	$131,524	$18,435,111

Cost of investments in securities	$594,406	$3,237,338	$513,676	$6,989,035	$407,613	$4,379,262	$119,913	$25,526,890
Cost of investments in Affiliates	$82,744	$193,115	$0	$513,853	$1,507	$20,303	$12,522	$3,760,358
Cost of foreign currency held	$2,889	$6,497	$728	$1,124	$521	$22,022	$12	$47,973
Proceeds received on short sales	$7,834	$0	$7,681	$0	$0	$0	$0	$348,890
Cost or premiums of financial derivative instruments, net	$9,592	$29,182	$2,714	$31,615	$4,079	$91,179	$1,086	$58,674

* Includes repurchase agreements of:	$11,409	$0	$68,400	$289,700	$0	$17,647	$0	$1,545,200

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:
Institutional Class	$264,922	$2,573,969	$332,370	$6,175,436	$333,971	$3,259,546	$79,602	$6,863,710
I-2	207,538	157,665	50,035	289,466	34,768	174,041	7,931	6,810,969
I-3	N/A	18,806	11,813	12,818	1,225	N/A	N/A	371,499
Administrative Class	N/A	17,017	N/A	258,367	N/A	N/A	N/A	N/A
Class A	30,516	158,110	2,680	380,275	48,326	N/A	40,677	4,053,475
Class C	3,653	17,984	357	12,257	4,436	N/A	3,314	312,814
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	22,644
Class R	N/A	N/A	N/A	33,851	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	27,700	261,323	35,308	773,315	36,521	375,743	8,926	836,660
I-2	21,852	16,007	5,315	36,248	3,803	20,063	889	830,226
I-3	N/A	1,909	1,255	1,605	134	N/A	N/A	45,284
Administrative Class	N/A	1,728	N/A	32,354	N/A	N/A	N/A	N/A
Class A	3,193	16,052	285	47,620	5,286	N/A	4,562	494,094
Class C	390	1,826	38	1,535	485	N/A	372	38,130
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	2,760
Class R	N/A	N/A	N/A	4,239	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.56	$9.85	$9.41	$7.99	$9.14	$8.67	$8.92	$8.20
I-2	9.50	9.85	9.41	7.99	9.14	8.67	8.92	8.20
I-3	N/A	9.85	9.41	7.99	9.14	N/A	N/A	8.20
Administrative Class	N/A	9.85	N/A	7.99	N/A	N/A	N/A	N/A
Class A	9.56	9.85	9.41	7.99	9.14	N/A	8.92	8.20
Class C	9.36	9.85	9.41	7.99	9.14	N/A	8.92	8.20
Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.20
Class R	N/A	N/A	N/A	7.99	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities	$706,934
Investments in Affiliates	39,945
Financial Derivative Instruments
Exchange-traded or centrally cleared	776
Over the counter	6,639
Cash	1,453
Deposits with counterparty	8,450
Foreign currency, at value	2,261
Receivable for investments sold	8,439
Receivable for Fund shares sold	2,872
Interest and/or dividends receivable	9,116
Dividends receivable from Affiliates	134
Reimbursement receivable from PIMCO	77
Total Assets	787,096

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$41,831
Financial Derivative Instruments
Exchange-traded or centrally cleared	497
Over the counter	1,782
Payable for investments purchased	7,783
Payable for investments in Affiliates purchased	138
Deposits from counterparty	6,220
Payable for Fund shares redeemed	522
Accrued investment advisory fees	332
Accrued supervisory and administrative fees	274
Accrued distribution fees	8
Accrued servicing fees	23
Other liabilities	4
Total Liabilities	59,414

Commitments and Contingent Liabilities^

Net Assets	$727,682

Net Assets Consist of:
Paid in capital	$1,018,577
Distributable earnings (accumulated loss)	(290,895)

Net Assets	$727,682

Cost of investments in securities	$714,373
Cost of investments in Affiliates	$39,918
Cost of foreign currency held	$2,265
Cost or premiums of financial derivative instruments, net	$220

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$390,204
I-2	191,801
I-3	37,786
Class A	94,541
Class C	13,350

Shares Issued and Outstanding:

Institutional Class	40,832
I-2	20,145
I-3	3,980
Class A	9,965
Class C	1,416

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.56
I-2	9.52
I-3	9.49
Class A	9.49
Class C	9.43

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest, net of foreign taxes*	$25,412	$171,035	$18,116	$473,733	$31,433	$178,180	$9,683	$673,777
Dividends, net of foreign taxes**	61	151	63	218	43	1,285	28	738
Dividends from Investments in Affiliates	1,567	9,537	0	28,506	293	1,578	458	107,757
Miscellaneous income	80	1,008	0	1,317	125	171	37	2,285
Total Income	27,120	181,731	18,179	503,774	31,894	181,214	10,206	784,557

Expenses:

Investment advisory fees	1,453	13,575	870	19,381	1,473	10,090	572	45,485
Supervisory and administrative fees	1,689	9,503	937	24,133	1,563	8,578	458	41,879
Distribution and/or servicing fees - Administrative Class	N/A	43	N/A	653	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	77	401	6	1,004	121	N/A	99	7,688
Distribution and/or servicing fees - Class C	36	204	3	125	46	N/A	37	1,423
Distribution and/or servicing fees - C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	136
Distribution and/or servicing fees - Class R	N/A	N/A	N/A	177	N/A	N/A	N/A	N/A
Trustee fees	3	19	2	51	3	21	1	86
Interest expense	219	1,665	534	3,531	86	4,464	75	3,354
Miscellaneous expense	3	32	0	3	3	23	36	81
Total Expenses	3,480	25,442	2,352	49,058	3,295	23,176	1,278	100,132
Waiver and/or Reimbursement by PIMCO	(14)	(9)	(5)	(1,187)	(1)	0	0	(119)
Net Expenses	3,466	25,433	2,347	47,871	3,294	23,176	1,278	100,013

Net Investment Income (Loss)	23,654	156,298	15,832	455,903	28,600	158,038	8,928	684,544

Net Realized Gain (Loss):

Investments in securities	5,895	(3,653)	1,128	(12,769)	4,431	(84,573)	(430)	130,978
Investments in Affiliates	(1,205)	152	0	(3,314)	2	44	3	(440)
Exchange-traded or centrally cleared financial derivative instruments	4,999	27,318	5,113	38,564	2,466	53,715	963	221,249
Over the counter financial derivative instruments	(9,446)	(39,828)	(3,152)	(340)	(9,441)	(16,056)	1	(72,175)
Short sales	27	0	0	32	0	0	1	0
Foreign currency	(195)	1,039	183	12	106	345	(1)	6,424

Net Realized Gain (Loss)	75	(14,972)	3,272	22,185	(2,436)	(46,525)	537	286,036

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(8,805)	76,073	1,696	25,091	838	36,865	(885)	117,792

Investments in Affiliates	551	6	0	708	0	0	0	923

Exchange-traded or centrally cleared financial derivative instruments	(6,267)	(23,988)	(6,522)	(10,718)	(285)	(38,429)	107	(162,528)

Over the counter financial derivative instruments	5,934	19,361	2,037	703	3,474	10,156	2	5,382

Short sales	1	0	0	0	0	0	0	0

Foreign currency assets and liabilities	(102)	(2,101)	(4)	(24)	(67)	63	0	(5,010)

Net Change in Unrealized Appreciation (Depreciation)	(8,688)	69,351	(2,793)	15,760	3,960	8,655	(776)	(43,441)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,041	$210,677	$16,311	$493,848	$30,124	$120,168	$8,689	$927,139

* Foreign tax withholdings	$28	$352	$0	$0	$0	$60	$0	$2,514

* * Foreign tax withholdings - Dividends	$0	$0	$0	$0	$0	$0	$0	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest	$47,215
Dividends	1,951
Dividends from Investments in Affiliates	1,853
Total Income	51,019

Expenses:

Investment advisory fees	4,187
Supervisory and administrative fees	3,450
Distribution and/or servicing fees - Class A	241
Distribution and/or servicing fees - Class C	146
Trustee fees	5
Interest expense	1,388
Miscellaneous expense	59
Total Expenses	9,476
Waiver and/or Reimbursement by PIMCO	(952)
Net Expenses	8,524

Net Investment Income (Loss)	42,495

Net Realized Gain (Loss):

Investments in securities	9,905
Exchange-traded or centrally cleared financial derivative instruments	2,966
Over the counter financial derivative instruments	(17,206)
Foreign currency	(60)

Net Realized Gain (Loss)	(4,395)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	20,294
Investments in Affiliates	9
Exchange-traded or centrally cleared financial derivative instruments	(6,563)
Over the counter financial derivative instruments	10,285
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	24,016

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,116

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund		PIMCO High Yield Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$23,654	$22,119	$156,298	$154,277	$15,832	$13,039	$455,903	$495,689
Net realized gain (loss)	75	5,695	(14,972)	(101,575)	3,272	614	22,185	(69,686)
Net change in unrealized appreciation (depreciation)	(8,688)	2,218	69,351	154,646	(2,793)	4,356	15,760	91,064

Net Increase (Decrease) in Net Assets Resulting from Operations	15,041	30,032	210,677	207,348	16,311	18,009	493,848	517,067

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(12,838)	(12,294)	(149,986)	(144,768)	(14,564)	(12,283)	(416,589)	(441,649)
I-2	(8,992)	(7,647)	(8,011)	(6,905)	(2,037)	(1,264)	(19,555)	(19,284)
I-3	N/A	N/A	(1,023)	(1,399)	(504)	(332)	(3,264)	(652)
Administrative Class	N/A	N/A	(930)	(839)	N/A	N/A	(15,661)	(16,305)
Class A	(1,362)	(1,352)	(8,425)	(8,310)	(104)	(107)	(23,667)	(26,164)
Class C	(144)	(132)	(919)	(1,030)	(13)	(10)	(642)	(683)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	(1,995)	(2,047)

Tax basis return of capital
Institutional Class	0	0	0	0	0	(763)	(4,136)	0
I-2	0	0	0	0	0	(80)	(197)	0
I-3	N/A	N/A	0	0	0	(21)	(33)	0
Administrative Class	N/A	N/A	0	0	N/A	N/A	(162)	0
Class A	0	0	0	0	0	(7)	(249)	0
Class C	0	0	0	0	0	(1)	(8)	0
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	(22)	0

Total Distributions(a)	(23,336)	(21,425)	(169,294)	(163,251)	(17,222)	(14,868)	(486,180)	(506,784)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	86,919	57,898	(68,973)	(423,384)	104,109	52,565	(971,612)	(390,229)

Total Increase (Decrease) in Net Assets	78,624	66,505	(27,590)	(379,287)	103,198	55,706	(963,944)	(379,946)

Net Assets:

Beginning of year	428,005	361,500	2,971,141	3,350,428	294,057	238,351	8,126,414	8,506,360
End of year	$506,629	$428,005	$2,943,551	$2,971,141	$397,255	$294,057	$7,162,470	$8,126,414

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$28,600	$21,513	$158,038	$149,425	$8,928	$11,078	$684,544	$540,849
(2,436)	4,852	(46,525)	(83,354)	537	2,045	286,036	151,411
3,960	299	8,655	65,058	(776)	(2,516)	(43,441)	92,456

30,124	26,664	120,168	131,129	8,689	10,607	927,139	784,716

(26,080)	(15,447)	(183,908)	(156,434)	(6,483)	(7,260)	(314,446)	(238,023)
(2,231)	(5,366)	(9,630)	(10,041)	(521)	(503)	(338,359)	(254,346)
(76)	(38)	N/A	N/A	N/A	N/A	(13,255)	(7,051)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(2,963)	(2,775)	N/A	N/A	(2,636)	(2,843)	(162,774)	(110,982)
(249)	(263)	N/A	N/A	(219)	(275)	(12,903)	(10,660)
N/A	N/A	N/A	N/A	N/A	N/A	(870)	(622)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	(8,704)	0	0	0	0
0	0	0	(571)	0	0	0	0
0	0	N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	0	0	0	0
0	0	N/A	N/A	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(31,599)	(23,889)	(193,538)	(175,750)	(9,859)	(10,881)	(842,607)	(621,684)

(24,874)	100,829	231,018	43	(17,553)	321	6,955,197	1,427,480

(26,349)	103,604	157,648	(44,578)	(18,723)	47	7,039,729	1,590,512

449,075	345,471	3,275,939	3,320,517	150,247	150,200	11,395,382	9,804,870
$422,726	$449,075	$3,433,587	$3,275,939	$131,524	$150,247	$18,435,111	$11,395,382

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$42,495	$47,832
Net realized gain (loss)	(4,395)	6,430
Net change in unrealized appreciation (depreciation)	24,016	14,170

Net Increase (Decrease) in Net Assets Resulting from Operations	62,116	68,432

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(23,594)	(29,474)
I-2	(9,354)	(7,772)
I-3	(2,007)	(2,142)
Class A	(4,674)	(5,364)
Class C	(598)	(581)

Tax basis return of capital
Institutional Class	0	0
I-2	0	0
I-3	0	0
Class A	0	0
Class C	0	0

Total Distributions(a)	(40,227)	(45,333)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(62,902)	(142,451)

Total Increase (Decrease) in Net Assets	(41,013)	(119,352)

Net Assets:

Beginning of year	768,695	888,047
End of year	$727,682	$768,695

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.9%

Altice France SA
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		$797	$795
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		2,299	2,309

Bausch & Lomb Corp.
7.418% (TSFR1M + 3.750%) due 01/15/2031 ~		1,095	1,098

BCP V Modular Services Holdings IV Ltd.
6.552% (EUR003M + 4.425%) due 07/10/2031 ~	EUR	1,000	1,051

BDO USA PC
8.166% (TSFR3M + 4.500%) due 08/31/2028 «~		$96	94
8.640% (TSFR3M + 5.000%) due 08/31/2028 «~		1,245	1,243

Citco Funding LLC
5.667% (TSFR3M + 2.000%) due 01/30/2033 ~		200	199

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		7,968	7,832

Live Nation Entertainment, Inc.
5.675% (TSFR1M + 2.000%) due 10/21/2032 ~		299	300

Newfold Digital Holdings Group, Inc.
9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		21	16

QuidelOrtho Corp.
7.668% (TSFR1M + 4.000%) due 08/20/2032 ~		1,891	1,890

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		1,696	1,492

TKO Worldwide Holdings LLC
5.664% (TSFR3M + 2.000%) due 11/21/2031 ~		3,389	3,391

TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~		199	200
6.168% (TSFR1M + 2.500%) due 01/19/2032 ~		3,682	3,686
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~		199	200

UKG, Inc.
6.167% (TSFR3M + 2.500%) due 02/10/2031 ~		1,297	1,241

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	800	1,017

VistaJet Malta Finance PLC
7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~		$1,832	1,816

Total Loan Participations and Assignments (Cost $30,311)			29,870

CORPORATE BONDS & NOTES 52.5%

BANKING & FINANCE 16.3%

Alamo Re Ltd.
12.590% (FHMMUSTF + 9.080%) due 06/07/2026 ~		250	253

Allstate Corp.
6.852% (TSFR3M + 3.200%) due 08/15/2053 ~		300	300

American Honda Finance Corp.
4.900% due 03/12/2027		500	502

Antares Holdings LP
3.750% due 07/15/2027		250	243

Athene Global Funding
5.322% due 11/13/2031		600	594
5.583% due 01/09/2029		400	404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
8.375% due 06/21/2028 •(h)(i)	EUR	2,000	$2,471

Banco Santander SA
5.552% due 03/14/2028 •		$250	252

Bayou Re Ltd.
15.950% (JMMMUSTF + 12.390%) due 05/26/2030 ~		250	254

BGC Group, Inc.
6.150% due 04/02/2030		200	204
6.600% due 06/10/2029		100	103

Burford Capital Global Finance LLC
8.500% due 01/15/2034		3,700	3,182

Canary Wharf Group Investment Holdings PLC
1.750% due 04/07/2026	EUR	1,000	1,157

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$250	250

CI Financial Corp.
4.625% due 12/12/2031	EUR	6,800	7,872

Citadel Finance LLC
4.750% due 02/14/2029		$250	245
5.150% due 02/14/2031		250	244

Citadel LP
6.000% due 01/23/2030		100	103

Citrus Re Ltd.
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	250

Commonwealth RE Ltd.
7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		250	252

CoStar Group, Inc.
2.800% due 07/15/2030		4,000	3,619

CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	1,100	1,403
6.000% due 01/27/2032	EUR	1,600	1,764

Credit Agricole SA
7.250% due 09/23/2028 •(h)(i)		1,900	2,304

Deutsche Bank AG
10.000% due 12/01/2027 •(h)(i)		2,000	2,465

EPR Properties
4.950% due 04/15/2028		$200	200

Flourish Century Holdings Ltd.
6.600% due 02/04/2049 ^«(b)(k)		800	0

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		400	392
5.420% due 04/09/2031		2,100	2,063
5.800% due 03/05/2027		1,000	1,006
5.850% due 05/17/2027		1,250	1,259

GA Global Funding Trust
4.500% due 09/18/2030		1,200	1,156
5.400% due 01/13/2030		150	150

General Motors Financial Co., Inc.
2.350% due 02/26/2027		300	294

GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037		200	194

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	700	803

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$100	97
6.375% due 07/01/2034		900	907

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		279	278

HSBC Holdings PLC
4.041% due 03/13/2028 •		500	498

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		9	1

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		17	0

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		28	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		$34	$0

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		51	0

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		47	1

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (a)		11	0

Kilroy Realty LP
3.050% due 02/15/2030		1,000	912

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		750	745

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		250	250

Mayflower Re Ltd.
8.555% (FHMMUSTF + 5.045%) due 07/08/2030 ~		250	252
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	253

Nationwide Building Society
5.750% due 06/20/2027 •(h)(i)	GBP	1,900	2,499

New Immo Holding SA
5.875% due 04/17/2028	EUR	2,100	2,435

P3 Group SARL
4.000% due 04/19/2032		1,700	1,926

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		$2,300	2,240

Purple Re Ltd.
14.140% (JMMMUSTF + 10.580%) due 06/05/2026 ~		250	254

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	250	289

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026		$1,800	1,782

Samhallsbyggnadsbolaget I Norden Holding AB
0.750% due 11/14/2028	EUR	1,300	1,246
1.125% due 09/26/2029		1,300	1,177

Sammons Financial Group Global Funding
4.800% due 12/12/2030		$1,100	1,092

Shriram Finance Ltd.
6.150% due 04/03/2028		1,100	1,108
6.625% due 04/22/2027		1,400	1,411

Sixth Street Lending Partners
6.125% due 07/15/2030		750	746

SLM Corp.
3.125% due 11/02/2026		2,400	2,379

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		1,500	1,491
4.850% due 03/24/2031		1,000	988
5.500% due 03/24/2036		200	197

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	86	109

TP ICAP Finance PLC
2.625% due 11/18/2028		3,000	3,673
7.875% due 04/17/2030		2,600	3,644

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		$250	250

TT Varlik Kiralama AS
6.500% due 10/30/2030		3,700	3,595

UBS Group AG
9.250% due 11/13/2028 •(h)(i)		2,000	2,133

UniCredit SpA
7.500% due 06/03/2026 •(h)(i)	EUR	800	929

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		$1,600	1,555
4.250% due 12/01/2026		500	499

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
3.526% due 03/24/2028 •		$500	$496

			82,544

INDUSTRIALS 30.7%

Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031	EUR	700	779

Amazon.com, Inc.
4.550% due 03/13/2033		$2,600	2,576
5.650% due 03/13/2046		2,600	2,593
5.800% due 03/13/2056		2,600	2,600
5.950% due 03/13/2066		2,600	2,610

American Airlines Pass-Through Trust
3.200% due 12/15/2029		175	171
3.375% due 11/01/2028		142	140
3.575% due 07/15/2029		55	54
3.700% due 04/01/2028		88	88

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000% due 06/15/2036		3,200	3,143
5.850% due 06/15/2056		3,200	3,134

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	400	396

Beacon Mobility Corp.
7.250% due 08/01/2030		$1,100	1,137

Beignet Investor LLC
6.581% due 05/30/2049		5,932	6,104

Block, Inc.
5.625% due 08/15/2030		650	647

Burberry Group PLC
5.750% due 06/20/2030	GBP	1,800	2,385

BWX Technologies, Inc.
4.125% due 04/15/2029		$1,600	1,539

Centene Corp.
2.450% due 07/15/2028		2,100	1,957

Cerdia Finanz GmbH
9.375% due 10/03/2031		3,500	3,484

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	3,100	3,122

Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031		600	697
7.500% due 05/15/2030		850	993

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		$3,927	3,738

EC Finance PLC
3.250% due 10/15/2026	EUR	3,400	3,868

Eni SpA
0.375% due 06/14/2028		1,300	1,414

Eramet SA
6.500% due 11/30/2029		4,300	4,535

Essent Group Ltd.
6.250% due 07/01/2029		$100	103

Flex Intermediate Holdco LLC
4.317% due 12/30/2039		3,000	2,526

Flora Food Management BV
6.875% due 07/02/2029	EUR	2,200	2,389
7.500% due 10/31/2030		400	458

Flutter Treasury DAC
6.125% due 06/04/2031	GBP	5,400	6,921

Gartner, Inc.
3.625% due 06/15/2029		$1,223	1,151
3.750% due 10/01/2030		3,400	3,093

Grifols SA
7.500% due 05/01/2030 (k)	EUR	500	599

Grupo Nutresa SA
9.000% due 05/12/2035		$4,500	5,013

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	700	804

International Distribution Services PLC
7.375% due 09/14/2030	GBP	900	1,242

Intralot Capital Luxembourg SA
6.750% due 10/15/2031 (m)	EUR	2,100	2,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		$250	$251

Las Vegas Sands Corp.
3.900% due 08/08/2029		3,200	3,085
6.000% due 06/14/2030		1,900	1,955

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,400	2,343

Maple Parent Holdings Corp.
4.728% due 03/26/2035	EUR	100	115
5.050% due 03/26/2031		$400	398

Motion Finco SARL
7.375% due 06/15/2030	EUR	4,700	4,715

MSCI, Inc.
3.625% due 11/01/2031		$3,800	3,517

Newfold Digital Holdings Group, Inc.
9.419% due 04/30/2029		412	333

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	97

Noble Finance II LLC
8.000% due 04/15/2030		1,200	1,236

Origin Energy Finance Ltd.
1.000% due 09/17/2029	EUR	3,400	3,592

Paramount Global
4.600% due 01/15/2045		$200	120
4.850% due 07/01/2042		200	128
4.900% due 08/15/2044		400	249
5.850% due 09/01/2043		200	139

Petroleos Mexicanos
6.700% due 02/16/2032		400	392

Rogers Communications, Inc.
3.200% due 03/15/2027		500	494

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		175	175

Sage Group PLC
1.625% due 02/25/2031	GBP	3,700	4,110

SEB SA
3.625% due 06/24/2030	EUR	3,900	4,401

Smith & Nephew PLC
5.150% due 03/20/2027		$400	402

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		187	183

Station Casinos LLC
4.500% due 02/15/2028		775	760

Teva Pharmaceutical Finance Netherlands III BV
8.125% due 09/15/2031		800	895

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030		700	709

Textron, Inc.
3.650% due 03/15/2027		500	497

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	369	535

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	2,500	2,334

UCB SA
5.200% due 11/21/2029		900	1,086

UKG, Inc.
6.875% due 02/01/2031		$3,657	3,577

United Airlines Pass-Through Trust
5.800% due 07/15/2037		546	564

Valaris Ltd.
8.375% due 04/30/2030		600	622

Var Energi ASA
8.000% due 11/15/2032		700	798

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		1,125	997
4.125% due 08/15/2031		1,300	1,207

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		1,800	1,878
6.500% due 06/15/2034		1,800	1,875

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,200	1,408
4.500% due 08/15/2030		$300	266

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,600	3,835

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 04/15/2032		$600	$576

VOC Escrow Ltd.
5.000% due 02/15/2028		2,300	2,292

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		400	403

VZ Secured Financing BV
7.500% due 01/15/2033		2,500	2,359

WMG Acquisition Corp.
3.750% due 12/01/2029		1,500	1,428

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		2,000	1,994

Yorkshire Water Finance PLC
6.375% due 11/18/2034	GBP	3,500	4,676

ZF North America Capital, Inc.
7.500% due 03/24/2031		$5,500	5,407

			155,936

UTILITIES 5.5%

Anglian Water Osprey Financing PLC
6.750% due 08/27/2031	GBP	1,700	2,274

CMS Energy Corp.
2.950% due 02/15/2027		$100	99

Edison International
6.250% due 03/15/2030		300	311
6.950% due 11/15/2029		100	106

EPH Financing International AS
6.651% due 11/13/2028	EUR	3,000	3,670

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		$1,500	1,133

Nova Securitisation SARL
5.750% due 02/03/2031		3,800	3,681

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	359
3.300% due 03/15/2027		500	494
3.300% due 12/01/2027		200	196
4.550% due 07/01/2030		400	395

Public Service Co. of Colorado
5.050% due 06/15/2036		5,000	4,930

Sierra Pacific Power Co.
6.375% due 09/15/2056 •		1,300	1,290

SW Finance I PLC
2.375% due 05/28/2028	GBP	1,900	2,340
7.750% due 10/31/2031		1,800	2,491

Veon Midco BV
3.375% due 11/25/2027		$4,000	3,797

Vistra Operations Co. LLC
4.700% due 01/31/2031		200	197

			27,763

Total Corporate Bonds & Notes (Cost $272,309)			266,243

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		10	0
0.000% due 12/31/2027 (e)		12	0
0.000% due 12/31/2028 (e)		20	0
0.000% due 12/31/2029 (e)		20	0
0.000% due 12/31/2030 (e)		25	0
0.000% due 12/31/2031 (e)		25	0
0.000% due 12/31/2032 (e)		46	0

Total Convertible Bonds & Notes (Cost $9)			0

U.S. GOVERNMENT AGENCIES 34.5%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		161	142
4.000% due 11/01/2053		943	890
4.500% due 07/01/2052 - 12/01/2052		6,505	6,302
5.000% due 02/01/2053 - 01/01/2055		2,119	2,105

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
6.153% due 11/25/2055 «~	$347	$226

Federal National Mortgage Association
4.500% due 07/01/2052 - 01/01/2053	5,874	5,698
5.000% due 08/01/2052 - 02/01/2055	2,699	2,688

Government National Mortgage Association, TBA
6.000% due 05/01/2056	700	711

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2056 - 06/01/2056	91,300	86,038
6.000% due 06/01/2056	7,700	7,838
6.500% due 05/01/2056	60,300	62,336

Total U.S. Government Agencies (Cost $174,444)		174,974

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
3.625% due 10/31/2030 (o)(q)	4,800	4,739
4.125% due 10/31/2029 (o)(q)	9,900	9,982

Total U.S. Treasury Obligations (Cost $14,624)		14,721

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

American Home Mortgage Investment Trust
5.799% due 11/25/2045 •	29	11

Banc of America Funding Trust
4.491% due 09/20/2047 ~	256	225
7.000% due 10/25/2037	96	69

Banc of America Mortgage Trust
3.958% due 10/25/2035 ~	310	253

BCAP LLC Trust
4.233% due 05/25/2047 •	79	72
6.000% due 07/26/2037 ~	60	56

Bear Stearns ALT-A Trust
3.873% due 04/25/2037 ~	248	171

BX Commercial Mortgage Trust
4.685% due 02/15/2039 •	34	34

Chase Mortgage Finance Trust
5.204% due 09/25/2036 ~	42	37

CHL Mortgage Pass-Through Trust
3.951% due 09/25/2037 ~	54	50
5.750% due 07/25/2037	81	36
6.000% due 10/25/2034	3	3

CIM Trust
5.000% due 05/25/2062 ~	539	536

Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036	15	15

Countrywide Alternative Loan Trust
4.093% due 06/25/2035 •	218	134
4.170% due 09/20/2046 •	33	34
4.173% due 07/25/2046 •	23	26
4.173% due 09/25/2046 •	185	183
4.193% due 04/25/2035 •	200	156
4.413% due 11/25/2035 •	80	76
5.093% due 10/25/2035 •	115	78
5.750% due 07/25/2035	86	52
6.000% due 08/25/2036 •	197	108
6.000% due 05/25/2037	594	247

CSMC Mortgage-Backed Trust
6.000% due 07/25/2036	575	245

CSMC Trust
2.000% due 01/25/2060	553	486

CSMC Trust Capital Certificates
3.883% due 12/29/2037 ~	3,546	1,764

DBGS Mortgage Trust
5.332% due 10/15/2039 •	1,000	998

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.943% due 02/25/2047 •	1,501	839

First Horizon Alternative Mortgage Securities Trust
4.502% due 08/25/2035 ~	48	40
6.000% due 05/25/2036	6	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	$254	$95

IndyMac INDX Mortgage Loan Trust
3.706% due 11/25/2035 ~	201	195
4.274% due 05/25/2037 ~	76	65
4.293% due 02/25/2037 •	188	125

LUX
6.363% due 08/15/2040 •	500	503

MASTR Adjustable Rate Mortgages Trust
6.735% due 11/25/2034 ~	53	53

Merrill Lynch Alternative Note Asset Trust
4.013% due 03/25/2037 •	1,705	395

Morgan Stanley Mortgage Loan Trust
3.199% due 11/25/2037 ~	225	156

PMT Loan Trust
5.012% due 08/25/2056 •	187	188

RALI Trust
3.510% due 12/26/2034 ~	214	69
4.143% due 08/25/2035 •	265	214
5.271% due 07/25/2035 ~	12	11

RFMSI Trust
6.000% due 10/25/2036	10	8

VASA Trust
4.687% due 07/15/2039 •	500	491

WaMu Mortgage Pass-Through Certificates Trust
4.260% due 12/25/2036 ~	80	74
4.657% due 07/25/2047 •	48	43

Total Non-Agency Mortgage-Backed Securities (Cost $12,242)		9,721

ASSET-BACKED SECURITIES 3.5%

CMBS OTHER 0.3%

Acore Issuer LLC
5.125% due 08/20/2043 •	500	500

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	500	499

AREIT Ltd.
5.790% due 08/17/2041 •	148	148

MF1 LLC
5.000% due 02/18/2040 •	500	499

		1,646

HOME EQUITY OTHER 2.1%

ABFC Trust
4.793% due 06/25/2037 •	248	213
4.843% due 03/25/2034 •	348	339

ACE Securities Corp. Home Equity Loan Trust
4.618% due 12/25/2045 •	431	332

Bear Stearns Asset-Backed Securities I Trust
5.593% due 07/25/2034 •	87	101

Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2036 •	807	454

GSAMP Trust
4.033% due 12/25/2036 •	368	182
4.253% due 12/25/2046 •	317	157

HSI Asset Securitization Corp. Trust
4.573% due 11/25/2035 •	434	411

MASTR Asset-Backed Securities Trust
4.013% due 08/25/2036 •	447	155
4.093% due 08/25/2036 •	1,011	352

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •	3,060	1,156
3.933% due 10/25/2036 •	583	254
3.943% due 10/25/2036 •	1,475	770
3.943% due 12/25/2036 •	80	40
4.093% due 06/25/2036 •	126	113
4.253% due 09/25/2036 •	641	269

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	952	306

New Century Home Equity Loan Trust
6.793% due 01/25/2033 •	42	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

People’s Financial Realty Mortgage Securities Trust
3.933% due 09/25/2036 •		$3,308	$774

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 þ		2,099	507

Residential Asset Mortgage Products Trust
4.248% due 12/25/2035 •		872	729

Residential Asset Securities Corporation Trust
4.673% due 08/25/2034 •		106	107

SG Mortgage Securities Trust
4.153% due 02/25/2036 •		939	458

Structured Asset Investment Loan Trust
4.918% due 01/25/2035 •		1,024	933
5.173% due 04/25/2033 •		35	37
5.368% due 01/25/2035 •		1,102	963
5.518% due 01/25/2035 •		981	410

			10,558

WHOLE LOAN COLLATERAL 0.3%

Bear Stearns Asset-Backed Securities I Trust
4.143% due 12/25/2035 •		222	103

Lehman XS Trust
4.103% due 03/25/2037 •		457	430

Securitized Asset-Backed Receivables LLC Trust
4.293% due 03/25/2036 •		1,092	693
4.293% due 05/25/2036 •		662	355

			1,581

OTHER ABS 0.8%

MAST Ltd.
5.134% due 02/15/2051		497	490

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •		1,000	1,000

Sandstone Peak Ltd.
4.842% due 04/15/2038 •		1,000	998

Sycamore Tree CLO Ltd.
0.000% due 01/20/2037 •		1,000	999

VB-S1 Issuer LLC
4.693% due 03/15/2056		300	295

			3,782

Total Asset-Backed Securities (Cost $20,443)			17,567

SOVEREIGN ISSUES 10.6%

Australia Government Bonds
1.000% due 11/21/2031	AUD	900	508

Bonos de la Tesoreria de la Republica en pesos
6.000% due 04/01/2033	CLP	3,695,000	4,105

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (g)	BRL	2,325	383

Colombia Government International Bonds
4.500% due 11/26/2030	EUR	100	112
5.750% due 11/26/2034		100	109
6.500% due 11/26/2038		200	220

Colombia TES
11.000% due 08/22/2029	COP	11,584,700	2,921
11.750% due 01/24/2035		17,062,100	4,230
12.750% due 11/28/2040		4,861,500	1,289

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	500	596

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,100	5,133

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	120	63

Peru Government Bonds
7.300% due 08/12/2033	PEN	3,500	1,102

Peru Government International Bonds
5.400% due 08/12/2034		5,900	1,611
6.150% due 08/12/2032		1,109	333
6.950% due 08/12/2031		1,673	521

Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	85,500	4,934
8.500% due 01/31/2037		12,000	663
8.875% due 02/28/2035		58,820	3,416

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Government International Bonds
4.125% due 01/12/2029		$3,800	$3,751

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	130	61

U.K. Gilts
4.375% due 03/07/2030	GBP	8,800	11,628
4.375% due 07/31/2054		5,503	6,065

Total Sovereign Issues (Cost $53,704)			53,754

		SHARES
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

SES SA «(c)		937	14

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd. (c)		645,103	7

Total Common Stocks (Cost $0)			21

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(k)		1	0

Total Warrants (Cost $0)			0

		SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.3%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (j)		285,032	$285

REPURCHASE AGREEMENTS (l) 2.3%
			11,409

TURKEY TREASURY BILLS 0.1%
38.695% due 04/07/2026 (e)(f)	TRY	20,000	447

U.S. TREASURY BILLS 0.8%
3.683% due 05/19/2026 - 06/30/2026 (d)(e)(o)(q)		$4,143	4,114

Total Short-Term Instruments (Cost $16,320)			16,255

Total Investments in Securities (Cost $594,406)			583,126

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.3%

SHORT-TERM INSTRUMENTS 16.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.3%

PIMCO Short-Term Floating NAV Portfolio III	8,495,018	$82,733

Total Short-Term Instruments (Cost $82,744)		82,733

Total Investments in Affiliates (Cost $82,744)		82,733

Total Investments 131.4% (Cost $677,150)		$665,859

Financial Derivative Instruments (n)(p) 1.7% (Cost or Premiums, net $9,592)		8,390

Other Assets and Liabilities, net (33.1)%		(167,620)

Net Assets 100.0%		$506,629

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Flourish Century Holdings Ltd. 6.600% due 02/04/2049	02/03/2026	0	0	0.00
Grifols SA 7.500% due 05/01/2030	08/20/2025	607	599	0.12

		$607	$599	0.12%

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.390%	03/25/2026	06/12/2026		$2,181	Meritage Homes Corp. 3.875% due 04/15/2029	$(2,181)	$2,181	$2,182
BRC	3.380	03/20/2026	05/01/2026		2,000	Meritage Homes Corp. 5.650% due 03/15/2035	(2,004)	2,000	2,002
JML	(0.500)	12/24/2025	04/02/2026	EUR	3,041	LANXESS AG 0.625% due 12/01/2029	(3,431)	3,514	3,484
	5.250	12/24/2025	04/02/2026		1,744	LANXESS AG 0.625% due 12/01/2029	(2,018)	2,016	2,016
RDR	3.400	03/20/2026	05/01/2026		$1,698	General Motors Co. 6.800% due 10/01/2027	(1,701)	1,698	1,700

Total Repurchase Agreements							$(11,335)	$11,409	$11,384

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	1.600%	03/30/2026	TBD	(3)	EUR	(594)	$(687)

Total Reverse Repurchase Agreements							$(687)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (1.6)%
Industrials (1.6)%
General Motors Co.	6.800%	10/01/2027		1,600	$(1,677)	$(1,700)
Lanxess AG	0.625	12/01/2029	EUR	2,000	(2,069)	(2,019)
Meritage Homes Corp.	3.875	04/15/2029		$2,200	(2,089)	(2,181)
Meritage Homes Corp.	5.650	03/15/2035		2,000	(1,999)	(2,004)

Total Short Sales (1.6)%					$(7,834)	$(7,904)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$2,182	$0	$0	$0	$2,182	$(2,181)	$1
BPS	0	(687)	0	0	(687)	664	(23)
BRC	2,002	0	0	0	2,002	(2,004)	(2)
JML	5,500	0	0	0	5,500	(5,449)	51
RDR	1,700	0	0	0	1,700	(1,701)	(1)

Master Securities Forward Transaction Agreement
BNY	0	0	0	(1,700)	(1,700)	0	(1,700)
GSC	0	0	0	(2,181)	(2,181)	0	(2,181)
MJR	0	0	0	(2,019)	(2,019)	0	(2,019)
PER	0	0	0	(2,004)	(2,004)	0	(2,004)

Total Borrowings and Other Financing Transactions	$11,384	$(687)	$0	$(7,904)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(687)	$(687)

Total Borrowings	$0	$0	$0	$(687)	$(687)

Payable for reverse repurchase agreements					$(687)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(m)	Securities with an aggregate market value of $664 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(4,498) at a weighted average interest rate of 2.955%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(104) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CBOE U.S. Treasury 5-Year Note May Futures	$110.000	04/24/2026	2,276	$	2,276	$899	$139

Total Purchased Options						$899	$139

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	10	$10	$(4)	$(11)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	10	10	(4)	(1)

Total Written Options						$(8)	$(12)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	512	$38,065	$(237)	$358	$0
Euro-BTP Future June Futures	06/2026	391	52,551	287	633	0
Euro-Schatz June Futures	06/2026	808	98,763	(456)	131	(5)
Long Guilt June Futures	06/2026	161	18,708	(1,039)	141	0
U.S. Treasury 5-Year Note June Futures	06/2026	44	4,760	20	6	0
U.S. Treasury 10-Year Note June Futures	06/2026	379	42,087	37	89	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	66	7,492	58	19	0
U.S. Treasury Long-Term Bond June Futures	06/2026	87	9,907	(339)	33	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	404	47,091	(1,302)	88	0

				$(2,971)	$1,498	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	246	$(32,821)	$608	$0	$(131)
Euro-Bund June Futures	06/2026	372	(53,915)	5	0	(391)
Euro-Buxl 30-Year Bond June Futures	06/2026	21	(2,676)	32	0	(49)

				$645	$0	$(571)

Total Futures Contracts				$(2,326)	$1,498	$(576)

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Bath & Body Works, Inc.	(1.000)%	Quarterly	12/20/2030	2.108%		$5,300	$277	$(35)	$242	$0	$(18)
Caesars Entertainment, Inc.	(1.000)	Quarterly	12/20/2030	3.515		10,500	(915)	271	(644)	0	(29)
CCO Holdings LLC	(1.000)	Quarterly	12/20/2030	2.600		7,900	(754)	(37)	(791)	0	(9)
Lanxess	(1.000)	Quarterly	12/20/2030	1.942	EUR	1,200	52	4	56	0	(10)
Macy’s Retail Holdings LLC	(1.000)	Quarterly	06/20/2030	1.742		$2,300	279	(215)	64	0	(5)
Navient Corp.	(5.000)	Quarterly	12/20/2030	5.602		7,000	(625)	771	146	0	(12)
Newell Brands, Inc.	(1.000)	Quarterly	12/20/2030	4.289		11,600	1,465	11	1,476	0	(45)
Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	2.581		6,000	31	283	314	2	0
Whirlpool Corp.	(1.000)	Quarterly	06/20/2030	2.851		2,200	116	34	150	0	(3)
WPP Finance SA	(1.000)	Quarterly	12/20/2030	1.466	EUR	10,900	83	167	250	10	0

							$9	$1,254	$1,263	$12	$(131)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.319%		$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		400	(2)	7	5	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	800	11	(9)	2	1	0
Electrolux AB	1.000	Quarterly	12/20/2030	0.312		3,800	65	(5)	60	9	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		$800	5	(3)	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2030	0.665		1,600	34	(10)	24	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2030	0.312	EUR	4,800	(639)	205	(434)	14	0
Stellantis NV	5.000	Quarterly	12/20/2030	1.874		3,300	642	(124)	518	7	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		$100	17	(7)	10	0	0
United Group BV	5.000	Quarterly	12/20/2030	0.373	EUR	3,000	(302)	116	(186)	26	0
Valeo SNR	1.000	Quarterly	12/20/2030	0.210		3,300	124	63	187	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		$200	0	3	3	0	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.922	EUR	1,400	(231)	(60)	(291)	0	(21)
ZF Europe Finance BV	5.000	Quarterly	12/20/2030	3.798		800	50	(4)	46	0	(5)

							$(227)	$174	$(53)	$61	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030		$198	$13	$(1)	$12	$2	$0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		28,215	2,181	(648)	1,533	253	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		7,100	278	74	352	65	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		105,600	1,630	228	1,858	229	0
CDX.IT-RAXX XOV45	5.000	Quarterly	06/20/2031	EUR	4,400	344	(17)	327	26	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		49,900	831	(20)	811	70	0

						$5,277	$(384)	$4,893	$645	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	8,100	$(35)	$(310)	$(345)	$26	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		390	(14)	(5)	(19)	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.160	Annual	01/31/2039		3,600	(6)	202	196	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		4,320	17	267	284	0	(21)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	27,890	260	148	408	0	(110)
Receive(7)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	706,040	291	55	346	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$1,800	4	(10)	(6)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		300	0	2	2	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		400	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,162	(6)	(12)	(18)	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		350	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		400	0	(3)	(3)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.908%	Annual	03/04/2035		$300	$(1)	$(1)	$(2)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(3)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		250	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,100	2	15	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,100	(1)	13	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,871	5	13	18	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		300	(1)	8	7	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		425	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		45,300	(927)	355	(632)	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		13,700	1,305	(173)	1,132	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		2,200	57	67	124	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		5,700	119	58	177	19	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		200	0	5	5	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		150	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		16,140	28	114	75	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		12,500	580	249	829	47	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(142)	(142)	6	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		37,400	0	(67)	(67)	0	(3)
Pay	1-Year BRL-CDI	13.013	Maturity	01/02/2029		113,500	81	(401)	(320)	131	0
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2029		14,700	0	(25)	(25)	17	0
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		18,200	0	(43)	(43)	21	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		24,300	0	(56)	(56)	28	0
Receive	3-Month PLN-WIBOR	5.155	Annual	10/25/2034	PLN	12,700	(228)	129	(99)	9	0
Receive	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032	ZAR	83,300	(266)	188	(78)	0	(39)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	(346)	(229)	69	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		5,600	(62)	(250)	(312)	50	0
Receive	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033	CLP	3,655,800	(152)	13	(139)	4	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	26,010	(229)	(717)	(946)	230	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		10	1	6	7	0	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		13,530	248	93	341	0	(151)

							$1,181	$(558)	$496	$668	$(508)

Total Swap Agreements							$6,240	$486	$6,599	$1,386	$(665)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value		Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$139	$1,537	$1,386	$3,062		$(12)	$(576)	$(670)	$(1,258)

(o)

Securities with an aggregate market value of $12,728 and cash of $8,418 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $10 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $39 for closed futures and unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	70		$51	$1	$0
	04/2026		$257	GBP	194	0	0
	05/2026	GBP	194		$257	0	0

BOA	04/2026	BRL	17,902		3,430	0	(26)
	04/2026	CNH	1,490		216	0	0
	04/2026	EUR	1,978		2,323	40	(3)
	04/2026	INR	13,543		144	0	0
	04/2026	JPY	62,248		390	0	(2)
	04/2026	KRW	160,407		110	3	0
	04/2026	PLN	1,168		316	1	0
	04/2026	SGD	226		177	1	0
	04/2026		$3,433	BRL	17,902	23	0
	04/2026		80	CNH	552	0	0
	04/2026		5,158	EUR	4,428	0	(40)
	04/2026		144	INR	13,519	0	(1)
	04/2026		359	KRW	532,953	0	(5)
	04/2026		3,971	PLN	14,388	0	(96)
	04/2026		238	ZAR	4,093	4	0
	05/2026		505	EUR	439	3	0
	05/2026		389	JPY	61,912	2	0
	06/2026	BRL	5		$1	0	0
	06/2026	ILS	2,014		652	10	0
	06/2026	MXN	7,560		422	3	0
	06/2026		$104	ILS	323	0	(1)
	09/2026	COP	1,261,041		$320	0	(11)

BPS	04/2026	BRL	14,485		2,781	0	(15)
	04/2026	CNH	483		70	0	0
	04/2026	ILS	1,979		641	11	0
	04/2026	KRW	403,075		268	1	(1)
	04/2026	THB	53,239		1,647	31	(1)
	04/2026		$640	AUD	919	0	(6)
	04/2026		2,775	BRL	14,485	21	0
	04/2026		1,183	GBP	880	0	(18)
	04/2026		2,609	IDR	44,146,805	0	(9)
	04/2026		581	ILS	1,830	3	(2)
	04/2026		299	KRW	447,202	1	(3)
	04/2026		779	PLN	2,809	0	(22)
	04/2026		1	THB	30	0	0
	04/2026		1,433	TWD	45,804	0	(4)
	04/2026	ZAR	3,079		$182	0	0
	05/2026	ILS	1,293		409	0	(3)
	05/2026	INR	113,712		1,202	0	(5)
	05/2026	TWD	26,101		810	0	(4)
	05/2026		$470	BRL	2,467	3	0
	05/2026		600	IDR	10,215,469	2	0
	05/2026		120	THB	3,939	0	0
	06/2026	COP	134		$0	0	0
	06/2026		$236	IDR	3,972,600	0	(2)

BRC	04/2026	TRY	128,619		$2,804	0	(43)
	04/2026		$89	PLN	321	0	(3)
	04/2026		524	SEK	4,756	0	(22)
	04/2026		4,548	TRY	208,009	52	0
	04/2026	ZAR	36,719		$2,244	77	0
	05/2026	TRY	18,413		395	0	(2)
	05/2026		$115	COP	425,007	0	0
	05/2026		648	TRY	29,975	0	(1)
	08/2026	COP	433,983		$115	0	0

BSH	04/2026	JPY	278,224		1,743	0	(10)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$57,181	GBP	42,955	$0	$(326)
	04/2026		4,506	NZD	7,805	0	(21)
	05/2026	GBP	42,955		$57,179	327	0
	05/2026	NZD	7,805		4,511	21	0
	05/2026		$1,743	JPY	277,386	11	0
	12/2026	PEN	1,776		$525	21	0

CBK	04/2026	AUD	8,417		5,979	172	0
	04/2026	CAD	7,132		5,225	98	0
	04/2026	CNH	517		75	0	0
	04/2026	COP	6,928,830		1,821	0	(64)
	04/2026	EUR	1,394		1,619	7	0
	04/2026	GBP	823		1,103	13	0
	04/2026	INR	160,019		1,716	25	(2)
	04/2026	NOK	1,165		119	0	(1)
	04/2026	SEK	1,130		121	2	0
	04/2026	THB	31		1	0	0
	04/2026	TWD	2,497		78	0	0
	04/2026		$821	AUD	1,146	0	(30)
	04/2026		232	CNH	1,598	0	0
	04/2026		506	COP	1,886,832	7	0
	04/2026		7,467	EUR	6,455	31	(37)
	04/2026		6,407	GBP	4,829	0	(15)
	04/2026		8,905	INR	815,492	0	(283)
	04/2026		404	KRW	603,909	0	(2)
	05/2026	COP	1,377,540		$373	1	0
	06/2026		6,632,511		1,749	0	(27)
	06/2026	ILS	1,341		434	6	0
	06/2026		$3,367	COP	12,875,603	80	0
	06/2026		160	IDR	2,695,062	0	(2)
	07/2026	COP	3,039,245		$797	0	(12)
	09/2026	CLP	3,717,873		4,154	138	0
	09/2026	COP	1,002,567		255	0	(8)

DUB	04/2026	CNH	308		45	0	0
	04/2026	ILS	3,993		1,290	20	0
	04/2026	INR	296,268		3,192	64	(3)
	04/2026		$4,185	AUD	6,101	24	0
	04/2026		15	CNH	102	0	0
	04/2026		712	INR	66,520	1	(10)
	04/2026		8,147	SGD	10,407	0	(53)
	04/2026		538	THB	17,569	0	(5)
	05/2026	AUD	6,101		$4,184	0	(24)
	05/2026	CNH	102		15	0	0
	05/2026	SGD	10,384		8,147	52	0
	06/2026	COP	3,801,233		1,020	2	0
	06/2026	THB	17,533		538	3	0
	06/2026		$195	ILS	606	0	(2)
	07/2026	PEN	2,315		$685	22	0

FAR	04/2026	AUD	5		4	0	0
	04/2026	CHF	145		187	7	0
	04/2026	GBP	47,609		64,338	1,323	0
	04/2026	JPY	302,202		1,893	0	(11)
	04/2026		$973	CHF	775	0	(3)
	04/2026		288	EUR	250	1	0
	04/2026		99	PLN	358	0	(3)
	04/2026		44	SGD	56	0	0
	05/2026	CHF	772		$973	3	0
	05/2026	ILS	2,150		679	0	(5)
	05/2026	SGD	56		44	0	0
	05/2026		$1,893	JPY	301,289	11	0
	06/2026	ILS	1,434		$465	8	0
	06/2026	PEN	910		269	8	0
	06/2026		$3,838	MXN	66,756	0	(136)
	07/2026	PEN	1,302		$385	13	0
	08/2026		1,432		424	15	0

GLM	04/2026	BRL	43,581		8,219	0	(194)
	04/2026	COP	922,470		245	0	(5)
	04/2026	ILS	1,944		625	7	0
	04/2026	INR	5,443		60	2	0
	04/2026		$7,685	BRL	43,581	729	0
	04/2026		204	CNH	1,404	0	(1)

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$70	IDR	1,190,861	$0	$0
	04/2026		4,262	MXN	77,661	67	0
	04/2026		298	THB	9,772	0	(1)
	06/2026	BRL	15		$3	0	0
	06/2026	COP	1,858,885		500	2	0
	06/2026	IDR	3,693,483		219	2	0
	06/2026	MXN	33,357		1,878	28	0
	06/2026	THB	9,755		298	0	0
	06/2026		$6,907	BRL	37,193	179	0
	06/2026		375	IDR	6,348,258	0	(2)
	06/2026		97	ILS	303	0	0
	07/2026	BRL	14		$2	0	0
	07/2026	COP	42,598		11	0	0

IND	04/2026	EUR	85,226		100,633	2,125	0

JPM	04/2026	CNH	966		140	0	0
	04/2026	EUR	520		597	0	(4)
	04/2026	INR	21,428		227	0	0
	04/2026	PLN	3,434		933	10	(1)
	04/2026	SGD	9,792		7,770	154	0
	04/2026		$16	CNH	107	0	0
	04/2026		2,193	EUR	1,868	0	(33)
	04/2026		227	INR	21,391	0	(2)
	04/2026		523	NZD	899	0	(6)
	04/2026	ZAR	114,319		$6,833	88	(2)
	05/2026	AUD	778		533	0	(3)
	05/2026	CNH	107		15	0	0
	05/2026	MXN	132,112		7,370	27	0
	06/2026	ILS	1,261		408	6	0
	06/2026	MXN	8,345		465	3	0
	06/2026		$7,608	MXN	133,108	0	(227)

MBC	04/2026	AUD	589		$411	5	0
	04/2026	EUR	3,470		4,013	13	(11)
	04/2026	GBP	457		609	4	0
	04/2026	JPY	423,632		2,689	26	(6)
	04/2026	KRW	3,079,048		2,104	57	0
	04/2026	NOK	1,324		135	0	(1)
	04/2026	SEK	2,700		287	2	0
	04/2026	THB	20,677		651	23	0
	04/2026		$586	AUD	845	0	(3)
	04/2026		284	CHF	223	0	(5)
	04/2026		566	COP	2,096,569	4	0
	04/2026		6,324	EUR	5,460	4	(18)
	04/2026		226	GBP	170	0	(1)
	04/2026		9,444	JPY	1,500,700	12	0
	04/2026		261	NOK	2,490	0	(4)
	05/2026	EUR	565		$650	0	(4)
	05/2026		$826	JPY	131,706	6	0
	05/2026		135	NOK	1,324	2	0
	06/2026	MXN	943		$52	0	0
	07/2026	COP	2,145,088		566	0	(4)

MYI	04/2026	CHF	854		1,103	35	0
	04/2026	JPY	1,654		11	0	0
	04/2026	PLN	248		70	3	0
	04/2026		$3,272	MXN	59,606	51	0
	05/2026		369	BRL	1,939	3	0

RBC	04/2026	SGD	445		$349	3	0

RYL	04/2026	INR	239,438		2,560	31	0

SCX	04/2026	JPY	63,776		409	7	0
	04/2026	NZD	8,704		5,204	202	0
	04/2026	THB	1,486		47	2	0
	04/2026		$5,209	CAD	7,211	0	(24)
	04/2026		325	INR	29,938	0	(9)
	04/2026		270	PLN	976	0	(7)
	04/2026		61	TWD	1,941	0	0
	05/2026	CAD	7,201		$5,209	24	0
	06/2026	COP	1,066,223		284	0	(2)
	06/2026		$646	IDR	10,898,991	0	(6)
	07/2026	COP	1,095,790		$284	0	(7)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SOG	04/2026	GBP	139		$184	$0	$0
	04/2026	JPY	351,763		2,261	44	0
	04/2026	SEK	928		97	0	(1)
	04/2026		$85,554	EUR	74,127	136	(11)
	04/2026		304	INR	27,793	0	(11)
	05/2026	EUR	73,722		$85,208	0	(133)
	05/2026		$97	SEK	927	1	0
	06/2026	ILS	1,023		$332	6	0
	06/2026	PEN	5,711		1,695	60	0

SSB	04/2026	INR	238,119		2,575	60	0
	04/2026	JPY	17,153		110	2	0
	06/2026	COP	1,603,772		415	0	(15)
	08/2026		9,704,025		2,544	0	(17)

UAG	04/2026	PLN	1,152		313	3	0
	04/2026		$1,043	COP	3,876,565	12	0
	04/2026		122	PLN	440	0	(3)
	05/2026		261	COP	963,459	0	(1)
	06/2026	COP	13,675,913		$3,587	0	(75)
	06/2026	ILS	1,655		535	8	0
	06/2026	MXN	1,202		67	0	0
	08/2026	COP	983,805		261	0	0

Total Forward Foreign Currency Contracts						$7,110	$(2,306)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,400.000	07/09/2026	824	$8	$3
	Put - OTC USD versus KRW	1,400.000	07/13/2026	1,460	10	5

MBC	Put - OTC USD versus KRW	1,400.000	07/09/2026	2,122	20	6
	Put - OTC USD versus KRW	1,400.000	07/10/2026	2,116	17	6

					$55	$20

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750%	08/10/2026	413,000	$558	$475

Total Purchased Options							$613	$495

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	1,500	$ (3)	$ (2)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,350.000	07/09/2026	824	$(3)	$(1)
	Put - OTC USD versus KRW	1,350.000	07/13/2026	1,460	(3)	(1)

MBC	Put - OTC USD versus KRW	1,350.000	07/09/2026	2,122	(7)	(1)
	Put - OTC USD versus KRW	1,350.000	07/10/2026	2,116	(5)	(2)

					$(18)	$(5)

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/31/2028	44,800	$(133)	$(298)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,100	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,100	(4)	(3)

							$(141)	$(304)

Total Written Options							$(162)	$(311)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
CBK	Soft Bank Group Corp.	(1.000)%	Quarterly	12/20/2030	3.560%	JPY	618,100	$366	$45	$411	$0

GST	Soft Bank Group Corp.	(1.000)	Quarterly	12/20/2030	3.560		618,100	369	43	412	0

JPM	Celanese U.S. Holdings LLC	(5.000)	Quarterly	12/20/2030	2.497		$6,500	(620)	(58)	0	(678)
	Indonesia Government International Bonds	(1.000)	Quarterly	06/20/2031	1.025		11,900	(11)	21	10	0

								$104	$51	$833	$(678)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BRC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%		$300	$6	$(1)	$5	$0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	141	0	1	1	0

GST	Morgan Stanley	1.000	Quarterly	12/20/2030	0.710		1,700	31	(9)	22	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		1,900	(16)	14	0	(2)

JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178		250	8	1	9	0

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754		100	2	0	2	0

								$31	$6	$39	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	860	$195	$(23)	$172	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,900	1,588	(207)	1,381	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(3)	20	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		300	69	(9)	60	0

							$1,875	$(242)	$1,633	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	IBoxing index	142,836	338.850%	Maturity	03/22/2027	$48,400	$0	$(227)	$0	$(227)

Total Swap Agreements								$2,010	$(412)	$2,505	$(907)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	90	483	172	745	(185)	(302)	0	(487)	258	(260)	(2)
BPS	73	0	1,381	1,454	(95)	0	0	(95)	1,359	(1,530)	(171)
BRC	129	0	5	134	(71)	0	0	(71)	63	(100)	(37)
BSH	380	0	0	380	(357)	0	0	(357)	23	(10)	13
CBK	580	0	431	1,011	(483)	0	0	(483)	528	(338)	190
DUB	188	0	1	189	(97)	0	0	(97)	92	0	92
FAR	1,389	0	0	1,389	(158)	0	0	(158)	1,231	(1,440)	(209)
GLM	1,016	0	0	1,016	(203)	(6)	0	(209)	807	(610)	197
GST	0	0	434	434	0	0	(2)	(2)	432	(440)	(8)
IND	2,125	0	0	2,125	0	0	0	0	2,125	(2,910)	(785)
JPM	288	0	79	367	(278)	0	(678)	(956)	(589)	572	(17)
MBC	158	12	0	170	(57)	(3)	0	(60)	110	0	110
MYC	0	0	2	2	0	0	(227)	(227)	(225)	0	(225)
MYI	92	0	0	92	0	0	0	0	92	49	141
RBC	3	0	0	3	0	0	0	0	3	0	3
RYL	31	0	0	31	0	0	0	0	31	0	31
SCX	235	0	0	235	(55)	0	0	(55)	180	0	180
SOG	247	0	0	247	(156)	0	0	(156)	91	0	91
SSB	62	0	0	62	(32)	0	0	(32)	30	0	30
UAG	23	0	0	23	(79)	0	0	(79)	(56)	0	(56)

Total Over the Counter	$7,110	$495	$2,505	$10,110	$(2,306)	$(311)	$(907)	$(3,524)

(q)

Securities with an aggregate market value of $621 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$139	$139
Futures	0	0	0	0	1,537	1,537
Swap Agreements	0	718	0	0	668	1,386

	$0	$718	$0	$0	$2,344	$3,062

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,110	$0	$7,110
Purchased Options	0	0	0	20	475	495
Swap Agreements	0	2,505	0	0	0	2,505

	$0	$2,505	$0	$7,130	$475	$10,110

	$0	$3,223	$0	$7,130	$2,819	$13,172

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	576	576
Swap Agreements	0	162	0	0	508	670

	$0	$162	$0	$0	$1,096	$1,258

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,306	$0	$2,306
Written Options	0	2	0	5	304	311
Swap Agreements	0	680	0	0	227	907

	$0	$682	$0	$2,311	$531	$3,524

	$0	$844	$0	$2,311	$1,627	$4,782

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(131)	$(131)
Written Options	0	0	0	0	227	227
Futures	0	0	0	0	4,250	4,250
Swap Agreements	0	(105)	0	0	758	653

	$0	$(105)	$0	$0	$5,104	$4,999

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,221)	$0	$(9,221)
Purchased Options	0	(645)	0	(56)	(128)	(829)
Written Options	0	14	0	27	421	462
Swap Agreements	0	196	0	0	(54)	142

	$0	$(435)	$0	$(9,250)	$239	$(9,446)

	$0	$(540)	$0	$(9,250)	$5,343	$(4,447)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(760)	$(760)
Written Options	0	0	0	0	(4)	(4)
Futures	0	0	0	0	(5,947)	(5,947)
Swap Agreements	0	314	0	0	130	444

	$0	$314	$0	$0	$(6,581)	$(6,267)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,627	$0	$6,627
Purchased Options	0	0	0	(22)	(82)	(104)
Written Options	0	0	0	9	(172)	(163)
Swap Agreements	0	(199)	0	0	(227)	(426)

	$0	$(199)	$0	$6,614	$(481)	$5,934

	$0	$115	$0	$6,614	$(7,062)	$(333)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,500	$2,370	$29,870
Corporate Bonds & Notes
Banking & Finance	0	82,544	0	82,544
Industrials	0	155,936	0	155,936
Utilities	0	27,763	0	27,763
U.S. Government Agencies	0	174,748	226	174,974
U.S. Treasury Obligations	0	14,721	0	14,721
Non-Agency Mortgage-Backed Securities	0	9,721	0	9,721
Asset-Backed Securities
CMBS Other	0	1,646	0	1,646
Home Equity Other	0	10,558	0	10,558
Whole Loan Collateral	0	1,581	0	1,581
Other ABS	0	3,782	0	3,782
Sovereign Issues	0	53,754	0	53,754
Common Stocks
Communication Services	0	0	14	14
Real Estate	7	0	0	7
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Mutual Funds	285	0	0	285
Repurchase Agreements	0	11,409	0	11,409
Turkey Treasury Bills	0	447	0	447
U.S. Treasury Bills	0	4,114	0	4,114

	$292	$580,224	$2,610	$583,126

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,733	$0	$0	$82,733

Total Investments	$83,025	$580,224	$2,610	$665,859

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(7,904)	$0	$(7,904)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,263	1,760	0	3,023
Over the counter	0	10,109	1	10,110

	$1,263	$11,869	$1	$13,133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(588)	(665)	0	(1,253)
Over the counter	0	(3,524)	0	(3,524)

	$(588)	$(4,189)	$0	$(4,777)

Total Financial Derivative Instruments	$675	$7,680	$1	$8,356

Totals	$83,700	$580,000	$2,611	$666,311

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Diversified Income Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.6%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(l)		$647	$647

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		7,500	7,549

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		4,718	4,737

Amentum Government Services Holdings LLC
5.668% (TSFR1M + 2.000%) due 09/29/2031 ~		2,305	2,309

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	4,725	5,449

BCPE Empire Holdings, Inc.
6.918% (TSFR1M + 3.250%) due 12/11/2030 ~		$1,931	1,905

Castlelake LP
2.950% due 05/12/2031 «~		4,885	4,577

Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		1,374	1,267
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~		4,922	4,725

Columbus McKinnon Corp.
7.200% (TSFR3M + 3.500%) due 02/03/2033 ~		1,945	1,940

Coreweave Compute Acquisition Co. IV LLC
9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		990	1,020

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~		7,222	6,671

Databricks, Inc.
1.000% due 01/05/2032 ~µ		3,469	3,452
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		4,831	4,807

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		4,500	4,237

Fortress Intermediate 3, Inc.
6.669% (TSFR1M + 3.000%) due 06/27/2031 «~		3,555	3,533

GFL Environmental, Inc.
6.166% (TSFR3M + 2.500%) due 03/03/2032 ~		1,617	1,619

Global Medical Response, Inc.
7.170% (TSFR3M + 3.500%) due 10/01/2032 ~		998	996

ION Platform Finance U.S., Inc.
7.450% (TSFR3M + 3.750%) due 10/07/2032 ~		3,000	2,427

IRB Holding Corp.
6.176% (TSFR1M + 2.500%) due 12/16/2030 ~		2,607	2,603

Kaseya, Inc.
6.918% (TSFR1M + 3.250%) due 03/22/2032 ~		2,084	1,952

LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~		1,150	1,151

Medline Borrower LP
5.418% (TSFR1M + 1.750%) due 10/23/2030 ~		1,750	1,754

Mercury Aggregator LP
TBD% due 04/03/2027 «~		64	0

Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		3,563	2,354
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		252	192

Nouryon Finance BV
5.527% (EUR003M + 3.500%) due 04/03/2028 ~	EUR	555	635

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCS Group Holdings Ltd.
8.980% due 11/28/2031 ~	GBP	1,500	$1,978

Olympus Water U.S. Holding Corp.
6.700% (TSFR3M + 3.000%) due 06/20/2031 ~		$2,049	1,974

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	4,200	4,860

Petco Health & Wellness Co., Inc.
7.950% (TSFR3M + 4.250%) due 02/03/2031 ~		$2,900	2,841

Polaris Newco LLC
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		2,362	2,086

Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		3,662	3,663
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		1,830	1,830

Project Hudson II
7.730% due 05/29/2026 «~		1,700	1,706

Qnity Electronics, Inc.
5.668% (TSFR1M + 2.000%) due 11/01/2032 ~		1,496	1,496

QualityTech LP
7.173% (TSFR1M + 3.500%) due 10/30/2031 «~		3,168	3,164

QuidelOrtho Corp.
7.668% (TSFR1M + 4.000%) due 08/20/2032 ~		3,682	3,682

Rockpoint Gas Storage Partners LP
TBD% (TSFR3M + 2.500%) due 09/18/2031 ~		2,810	2,821

SCUR-Alpha 1503 GmbH
9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		970	854

SOCAR Turkey Enerji AS
5.558% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	4,000	4,635

Spirit Airlines, Inc.
TBD% due 07/14/2026 «~		$839	454
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~		75	74
TBD% due 07/14/2026 ~		98	97

Standard Industries, Inc.
5.425% (TSFR1M + 1.750%) due 09/22/2028 ~		820	820

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	3,700	3,757

Stonepeak Nile Parent LLC
5.917% (TSFR3M + 2.250%) due 04/09/2032 ~		$3,292	3,291

Subcalidora 2
7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	4,000	4,519

TransDigm, Inc.
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~		$2,189	2,191

Transnet SOC Ltd.
10.658% due 03/02/2028 «~	ZAR	78,286	4,566

Turkiye Government International Bonds
8.315% (EUR006M + 6.210%) due 04/27/2031 «~	EUR	4,600	5,551

U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		$13,388	13,639
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		1,773	1,674

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		2,100	2,089

Virgin Media Bristol LLC
7.037% (TSFR1M + 3.250%) due 01/31/2029 ~		5,630	5,445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.052% (TSFR6M + 3.175%) due 03/31/2031 ~		$1,800	$1,648

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	2,000	2,541

White Cap Buyer LLC
6.918% (TSFR1M + 3.250%) due 10/19/2029 ~		$1,941	1,871

Total Loan Participations and Assignments (Cost $167,756)			166,325

CORPORATE BONDS & NOTES 39.6%

BANKING & FINANCE 13.0%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034		3,300	3,344

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650% due 07/21/2027		1,930	1,910

Alamo Re Ltd.
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		700	714

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031		1,600	1,573

Ally Financial, Inc.
8.000% due 11/01/2031		5,966	6,604

American Homes 4 Rent LP
2.375% due 07/15/2031		100	88

American Tower Corp.
2.100% due 06/15/2030		1,200	1,080

Antares Holdings LP
2.750% due 01/15/2027		1,050	1,028

ARES Strategic Income Fund
6.200% due 03/21/2032		2,400	2,354

Armor RE II Ltd.
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		700	737

Arthur J Gallagher & Co.
5.150% due 02/15/2035		900	893

Avilease Capital Ltd.
4.750% due 11/12/2030		2,800	2,728

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,576	1,523
4.850% due 04/01/2033		2,700	2,588
4.950% due 10/15/2032		4,100	3,995

Azule Energy Finance PLC
8.250% due 01/22/2031		3,100	3,134

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	2,945
10.500% due 07/23/2029		2,400	3,295

Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031		$2,900	2,858

Banco Santander SA
5.565% due 01/17/2030		2,200	2,255

Bank Hapoalim BM
4.722% due 07/14/2029		1,700	1,680
5.252% due 01/14/2033		1,100	1,087

Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,720
3.705% due 04/24/2028 •		3,700	3,673
4.948% due 07/22/2028 •		4,100	4,127
5.288% due 04/25/2034 •		1,250	1,266

Barclays PLC
4.219% due 05/24/2030 •		1,900	1,871
4.521% due 02/24/2032 •		2,300	2,251

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.250% due 09/10/2029		1,000	1,007

Blue Owl Finance LLC
6.250% due 04/18/2034		1,300	1,251

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas SA
7.000% due 08/16/2028 •(i)(j)		$2,000	$2,029

BPCE SA
6.714% due 10/19/2029 •		2,500	2,616
7.003% due 10/19/2034 •		2,500	2,733

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.750% due 05/15/2026		1,037	1,037

Burford Capital Global Finance LLC
7.500% due 07/15/2033		3,300	2,751

CaixaBank SA
6.840% due 09/13/2034 •		2,500	2,724

CI Financial Corp.
7.500% due 05/30/2029		2,300	2,415

CIMA Finance DAC
2.950% due 09/05/2029		1,900	1,777

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,212

Citadel LP
6.375% due 01/23/2032		2,125	2,204

Citadel Securities Global Holdings LLC
5.750% due 03/27/2036		2,200	2,172

Commerzbank AG
8.625% due 02/28/2033 •	GBP	1,100	1,528

CoStar Group, Inc.
2.800% due 07/15/2030		$1,270	1,149

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,800	1,162
10.100% due 12/15/2043		31,400	9,790

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		$2,700	2,678

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		12,750	4,462

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,811

Deloitte LLP
5.250% due 01/30/2030 «(l)		2,000	2,009
5.410% due 01/30/2032 «(l)		2,000	2,006
5.590% due 01/30/2035 «(l)		2,000	1,992
5.690% due 01/30/2037 «(l)		500	495

Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,789
5.882% due 07/08/2031 •		2,275	2,320

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,552

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,010
9.250% due 04/01/2029		3,000	3,142

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		6,600	6,541

Erste Group Bank AG
7.000% due 04/15/2031 •(i)(j)(m)	EUR	2,400	2,926

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$1,600	1,535
3.815% due 11/02/2027		800	784
4.542% due 08/01/2026		600	599
5.875% due 11/07/2029		5,000	5,064
7.350% due 11/04/2027		300	310

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,498

FS KKR Capital Corp.
3.125% due 10/12/2028		2,000	1,827
6.125% due 01/15/2031		3,600	3,380

FTAI Aviation Investors LLC
5.500% due 05/01/2028		6,750	6,753
7.000% due 05/01/2031		6,400	6,565

Gaci First Investment Co.
5.125% due 02/14/2053		2,700	2,284

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		100	96
5.750% due 06/01/2028		890	904
5.750% due 11/01/2037		6,000	5,813

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		1,700	1,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.016% due 10/23/2035 •		$1,800	$1,767
5.330% due 07/23/2035 •		4,050	4,065

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,427

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	2,500	2,867

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		$1,400	1,410

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	249

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		2,400	2,403
4.980% due 06/07/2030 «(l)		1,500	1,504

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		422	421
3.750% due 09/15/2030		2,520	2,321

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,700	1,644

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	37,313,000	3,060

ING Groep NV
5.750% due 11/16/2026 •(i)(j)		$2,800	2,798

Intesa Sanpaolo SpA
6.625% due 06/20/2033		3,300	3,581

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (m)		2,200	1,706

ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029		3,500	3,259

JAB Holdings BV
2.200% due 11/23/2030		335	299

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		2,500	2,474
6.750% due 05/01/2033		3,100	3,147
7.125% due 04/30/2031		5,300	5,451

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		6,900	6,727
3.509% due 01/23/2029 •		8,000	7,874
5.294% due 07/22/2035 •		3,900	3,950

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	23,238	2,014

Kilroy Realty LP
5.875% due 10/15/2035		$2,108	2,034

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,200	1,396

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$1,130	1,117

Lazard Group LLC
6.000% due 03/15/2031		1,975	2,053

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		75	76

Midcap Financial Issuer Trust
6.500% due 05/01/2028		850	826

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,800

Mizuho Financial Group, Inc.
2.869% due 09/13/2030 •		1,000	943

Morgan Stanley
3.772% due 01/24/2029 •		3,100	3,059
5.173% due 01/16/2030 •		5,000	5,071
5.320% due 07/19/2035 •		4,800	4,818

NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,700	1,524
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,216

New Immo Holding SA
3.250% due 07/23/2027	EUR	2,400	2,723
4.875% due 12/08/2028		2,500	2,826

Newmark Group, Inc.
7.500% due 01/12/2029		$1,500	1,573

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		4,400	4,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OneMain Finance Corp.
4.000% due 09/15/2030		$550	$497
5.375% due 11/15/2029		3,149	3,039
6.125% due 05/15/2030		1,700	1,663
6.625% due 01/15/2028		2,720	2,741
6.625% due 05/15/2029		3,800	3,808

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027		1,000	992

Palm RE Ltd.
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	262

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		7,600	5,951

Panther Escrow Issuer LLC
7.125% due 06/01/2031		4,600	4,618

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		3,200	3,117

Purple Re Ltd.
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		700	722

Rayonier LP
2.750% due 05/17/2031		300	270

RLJ Lodging Trust LP
3.750% due 07/01/2026		975	971

Rocket Cos., Inc.
6.125% due 08/01/2030		1,900	1,919
7.125% due 02/01/2032		1,850	1,908

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000% due 10/15/2033		2,425	2,176

Sabine Re Ltd.
12.060% (BNMMDTSC + 8.520%) due 04/07/2031 ~		400	413

Samhallsbyggnadsbolaget I Norden Holding AB
2.375% due 08/04/2026	EUR	1,100	1,263

Sammons Financial Group, Inc.
3.350% due 04/16/2031		$1,025	942
6.875% due 04/15/2034		3,000	3,181

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		1,200	1,232

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		2,400	2,370

SBA Communications Corp.
3.875% due 02/15/2027		3,200	3,169

Starwood Property Trust, Inc.
5.250% due 10/15/2028		2,300	2,275
5.750% due 01/15/2031		3,000	2,966

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028		1,500	1,492
4.500% due 03/24/2029		1,600	1,590

Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	6,118	8,209

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		182	236

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		84	106

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027		162	206

Trust 2401
6.390% due 01/15/2050		$1,392	1,271
7.375% due 02/13/2034		1,424	1,507

Trust Fibra Uno
6.390% due 01/15/2050		708	638
7.375% due 02/13/2034		576	610

UBS Group AG
2.095% due 02/11/2032 •		700	617
3.091% due 05/14/2032 •		1,525	1,399
4.194% due 04/01/2031 •		2,500	2,447
5.428% due 02/08/2030 •		2,000	2,044
5.617% due 09/13/2030 •		1,600	1,650

VB DPR Finance Co.
6.833% due 03/15/2035 «(l)		4,300	4,347

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		3,550	3,451
4.125% due 08/15/2030		625	599

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 12/01/2026		$2,030	$2,025
5.750% due 02/01/2027		1,030	1,036

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,831
5.211% due 12/03/2035 •		4,000	3,984

Weyerhaeuser Co.
7.375% due 03/15/2032		508	567

			383,092

INDUSTRIALS 22.6%

1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030		3,400	3,198
4.375% due 01/15/2028		4,660	4,598

1261229 BC Ltd.
10.000% due 04/15/2032		1,350	1,383

Advance Auto Parts, Inc.
7.000% due 08/01/2030		3,500	3,548

AEP Transmission Co. LLC
5.150% due 04/01/2034		1,000	1,008

Air Canada Pass-Through Trust
3.600% due 09/15/2028		376	371
5.250% due 10/01/2030		604	613

Aker BP ASA
4.000% due 01/15/2031		1,300	1,248

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		899	900

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		3,400	3,477

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		600	592

Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031 (m)	EUR	3,500	3,897

ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		$5,500	330

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033		100	91

Altice France SA
9.500% due 11/01/2029		800	809

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,209	2,876
3.000% due 04/15/2030		100	97
3.150% due 08/15/2033		239	223
3.200% due 12/15/2029		1,286	1,254
3.350% due 04/15/2031		1,188	1,150
3.375% due 11/01/2028		1,138	1,124
3.575% due 07/15/2029		710	701
3.600% due 03/22/2029		526	520
3.600% due 04/15/2031		107	102
3.650% due 02/15/2029		341	332
3.700% due 04/01/2028		220	219

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		315	315

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	949

ams-OSRAM AG
12.250% due 03/30/2029		3,600	3,832

Anglo American Capital PLC
4.625% due 03/19/2031		3,000	2,967

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	387

Antofagasta PLC
2.375% due 10/14/2030		800	718

Apache Corp.
4.875% due 11/15/2027		870	875

Ashtead Capital, Inc.
4.000% due 05/01/2028		700	691

Avantor Funding, Inc.
4.625% due 07/15/2028		2,545	2,485

Axon Enterprise, Inc.
6.250% due 03/15/2033		2,000	2,043

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,000	1,034

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		$2,300	$2,277

Bayer U.S. Finance LLC
6.375% due 11/21/2030		575	605

Beignet Investor LLC
6.581% due 05/30/2049		14,390	14,806

Block, Inc.
2.750% due 06/01/2026		1,325	1,320
3.500% due 06/01/2031		1,400	1,274
5.625% due 08/15/2030		5,400	5,373

Boeing Co.
3.250% due 02/01/2028		2,390	2,344
5.040% due 05/01/2027		600	603
5.150% due 05/01/2030		2,835	2,883
5.930% due 05/01/2060		1,670	1,604
6.388% due 05/01/2031		1,400	1,493

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	848

British Airways Pass-Through Trust
2.900% due 09/15/2036		997	917

Broadcom, Inc.
3.137% due 11/15/2035		906	770
3.187% due 11/15/2036		1,640	1,371
3.469% due 04/15/2034		5,234	4,716

Builders FirstSource, Inc.
4.250% due 02/01/2032		3,200	2,950
6.750% due 05/15/2035		2,000	2,001

Burberry Group PLC
5.750% due 06/20/2030	GBP	3,000	3,976

BWX Technologies, Inc.
4.125% due 06/30/2028		$1,770	1,722

Cameron LNG LLC
3.302% due 01/15/2035		300	261
3.402% due 01/15/2038		400	349

Canadian Natural Resources Ltd.
5.400% due 12/15/2034		1,100	1,113

Carnival Corp.
4.000% due 08/01/2028		6,550	6,399
5.125% due 05/01/2029		4,000	3,973

Carvana Co.
9.000% due 06/01/2030		3,000	3,123

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 05/01/2032		1,125	1,006
5.125% due 05/01/2027		923	923
5.375% due 06/01/2029		1,000	987

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		3,175	2,903

Cencora, Inc.
3.625% due 05/22/2032	EUR	1,850	2,117

Centene Corp.
2.500% due 03/01/2031		$3,000	2,519
4.250% due 12/15/2027		1,194	1,174
4.625% due 12/15/2029		1,900	1,805

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,500	1,493

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		2,200	1,544
3.850% due 04/01/2061		5,425	3,171
3.900% due 06/01/2052		1,875	1,195

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,370

Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032	EUR	2,800	3,171

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$1,900	1,869

Chord Energy Corp.
6.000% due 10/01/2030		1,900	1,926
6.750% due 03/15/2033		3,200	3,306

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		1,750	1,650
6.000% due 01/15/2029		1,000	990

Cirsa Finance International SARL
4.875% due 10/15/2031	EUR	1,100	1,253

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% (EUR003M + 3.000%) due 10/15/2032 ~	EUR	1,800	$2,074

Cloud Software Group, Inc.
6.625% due 08/15/2033		$2,000	1,780

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		3,900	3,695

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		2,375	2,073

Columbus McKinnon Corp.
7.125% due 02/01/2033		1,375	1,376

CommonSpirit Health
4.975% due 09/01/2035		2,500	2,441

Continental Wind LLC
6.000% due 02/28/2033		118	121

CoreWeave, Inc.
9.000% due 02/01/2031		3,500	3,335

Coty, Inc.
3.875% due 04/15/2026	EUR	277	320

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		$1,200	1,171

CVS Pass-Through Trust
5.773% due 01/10/2033		181	183
5.926% due 01/10/2034		20	21
6.036% due 12/10/2028		30	30
6.943% due 01/10/2030		3,585	3,692
7.507% due 01/10/2032		3,108	3,283
8.353% due 07/10/2031		668	724

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031		3,075	3,039

Dcli Bidco LLC
7.750% due 11/15/2029		1,075	1,088

DCP Midstream Operating LP
3.250% due 02/15/2032		1,250	1,137

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,000	1,021

Discovery Global Holdings, Inc.
4.279% due 03/15/2032 (m)		2,950	2,614
5.050% due 03/15/2042		2,425	1,604

DT Midstream, Inc.
4.125% due 06/15/2029		1,480	1,449

EchoStar Corp.
10.750% due 11/30/2029		1,525	1,648

Ecopetrol SA
5.875% due 05/28/2045		2,600	1,916

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		3,200	3,188

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		1,700	1,060

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,000	952

Energy Transfer LP
3.750% due 05/15/2030		780	754
5.250% due 04/15/2029		200	204
6.000% due 02/01/2029		1,125	1,134
6.125% due 12/15/2045		2,080	2,034
6.500% due 02/01/2042		800	835

Eni SpA
5.500% due 05/15/2034		3,425	3,510
5.750% due 05/19/2035		900	934

Esab Corp.
6.250% due 04/15/2029		1,100	1,118

Expand Energy Corp.
4.750% due 02/01/2032		4,800	4,679
5.375% due 02/01/2029		660	660

Ferguson Finance PLC
3.250% due 06/02/2030		600	565

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		2,675	2,563

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,000	1,822

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,200	3,476
7.500% due 10/31/2030		1,600	1,833

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flutter Treasury DAC
5.875% due 06/04/2031		$2,000	$1,983
6.375% due 04/29/2029		4,000	4,084

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,570
4.950% due 03/20/2031		2,100	2,050

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		5,500	4,537

Global Medical Response, Inc.
7.375% due 10/01/2032		1,800	1,871

Goat Holdco LLC
6.750% due 02/01/2032		2,125	2,140

goeasy Ltd.
6.875% due 05/15/2030		75	62
6.875% due 02/15/2031		35	28
7.375% due 10/01/2030		1,850	1,534
9.250% due 12/01/2028		375	349

Gray Media, Inc.
9.625% due 07/15/2032		3,000	3,003

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,700	3,751

HCA, Inc.
3.500% due 09/01/2030		1,230	1,168
4.625% due 03/15/2052		1,300	1,039
5.625% due 09/01/2028		1,324	1,351
5.750% due 03/01/2035		2,500	2,571
5.875% due 02/01/2029		1,600	1,647

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,937

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		1,825	1,660
3.750% due 05/01/2029		2,100	2,011
4.000% due 05/01/2031		1,375	1,292

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,700	1,708
7.375% due 07/15/2032		2,225	2,309

Imola Merger Corp.
4.750% due 05/15/2029		1,625	1,580

Ingevity Corp.
3.875% due 11/01/2028		1,600	1,537

International Distribution Services PLC
7.375% due 09/14/2030	GBP	1,000	1,380

Intralot Capital Luxembourg SA
6.750% due 10/15/2031 (m)	EUR	3,000	3,322

IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,020
6.250% due 06/01/2032		1,800	1,830

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		1,200	1,136

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,478	1,403

John Lewis PLC
4.250% due 12/18/2034	GBP	975	1,074

Kallpa Generacion SA
5.875% due 01/30/2032		$1,400	1,436

KazMunayGas National Co. JSC
5.375% due 04/24/2030		1,600	1,620
5.750% due 04/19/2047		1,579	1,472

Kinder Morgan, Inc.
7.750% due 01/15/2032		1,625	1,864

Kraft Heinz Foods Co.
4.375% due 06/01/2046		1,000	783

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,572

Level 3 Financing, Inc.
7.000% due 03/31/2034		2,500	2,561

Leviathan Bond Ltd.
6.500% due 06/30/2027		1,470	1,471

Lithia Motors, Inc.
5.500% due 10/01/2030		2,500	2,451

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,500	1,464
4.750% due 10/15/2027		480	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marriott International, Inc.
3.500% due 10/15/2032		$1,235	$1,136

Mars, Inc.
5.000% due 03/01/2032		2,000	2,024

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,857

Michaels Cos., Inc.
8.500% due 03/15/2033		1,100	1,072

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029		1,400	1,359

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,263

National Football League
5.480% due 10/05/2028 «(l)		$6,600	6,668
5.580% due 10/05/2033 «(l)		5,000	5,002

National Fuel Gas Co.
2.950% due 03/01/2031		1,150	1,046

National Mentor Holdings, Inc.
10.500% due 12/15/2030		3,500	3,615

Neptune Bidco U.S., Inc.
9.500% due 02/15/2033		2,100	2,040

New Albertsons LP
6.570% due 02/23/2028		800	805

Nexstar Media, Inc.
6.500% due 09/15/2033		1,900	1,916
7.250% due 04/15/2034 (b)		1,200	1,205

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,500	3,407

Noble Finance II LLC
8.000% due 04/15/2030		5,200	5,357

NPC Ukrenergo
6.875% due 11/09/2028		600	553

NuStar Logistics LP
6.375% due 10/01/2030		1,310	1,355

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		200	197
3.875% due 06/18/2026		1,400	1,398

OAK-Eagle Acquireco, Inc.
8.750% due 07/01/2034 (b)		1,100	1,152

OCP SA
6.700% due 03/01/2036		3,000	3,089

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,970
4.250% due 10/01/2028		$1,700	1,625

ON Semiconductor Corp.
3.875% due 09/01/2028		1,820	1,757

Open Text Holdings, Inc.
4.125% due 02/15/2030		600	537

ORLEN SA
6.000% due 01/30/2035		1,800	1,837

Paramount Global
4.600% due 01/15/2045		2,300	1,375
4.900% due 08/15/2044		3,200	1,991

Pertamina Persero PT
4.150% due 02/25/2060		1,000	695
4.175% due 01/21/2050		1,500	1,096
4.700% due 07/30/2049		3,000	2,386
6.500% due 05/27/2041		3,000	3,066
6.500% due 11/07/2048		3,500	3,534

Petroleos de Venezuela SA
5.500% due 04/12/2037 ^(d)		27,535	9,271

Petroleos del Peru SA
5.625% due 06/19/2047		5,950	4,180

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,467
6.375% due 01/23/2045		4,710	3,713
6.750% due 09/21/2047		13,456	10,748
6.950% due 01/28/2060		4,262	3,362
7.690% due 01/23/2050		10,170	8,814

Picard Groupe SAS
6.375% due 07/01/2029	EUR	2,000	2,339

Pinnacle Bidco PLC
8.250% due 10/11/2028		3,000	3,592

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	$2,411
6.500% due 03/15/2036		4,000	3,921

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		2,400	2,337
5.750% due 04/15/2026		80	80

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% due 04/01/2029		3,400	3,408

ProFrac Holdings II LLC
10.932% (TSFR3M + 7.250%) due 01/23/2029 ~		535	534

PTC, Inc.
4.000% due 02/15/2028		200	195

Qnity Electronics, Inc.
5.750% due 08/15/2032		900	902
6.250% due 08/15/2033		700	709

Quikrete Holdings, Inc.
6.375% due 03/01/2032		5,300	5,378

QXO Building Products, Inc.
6.750% due 04/30/2032		3,000	3,063

ReNew Pvt Ltd.
5.875% due 03/05/2027		478	473

Rolls-Royce PLC
5.750% due 10/15/2027		3,200	3,252

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031		2,000	2,020

Sands China Ltd.
4.375% due 06/18/2030		3,700	3,573

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,241

Sartorius Finance BV
4.875% due 09/14/2035	EUR	2,800	3,347

Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,792
6.500% due 09/27/2028		4,350	4,406
8.750% due 04/10/2033 (b)		3,100	3,100

Saudi Arabian Oil Co.
3.500% due 11/24/2070		2,000	1,197

Seadrill Finance Ltd.
8.375% due 08/01/2030		3,350	3,467

Seagate Data Storage Technology Pte. Ltd.
9.625% due 12/01/2032		3,698	4,113

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		250	241

Sirius XM Radio LLC
4.125% due 07/01/2030		2,500	2,342

SM Energy Co.
9.625% due 06/15/2033		1,300	1,437

Snap, Inc.
6.875% due 03/15/2034		5,300	4,989

Sonangol Finance Ltd.
10.000% due 01/29/2031		3,400	3,391

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027		909	906

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		58	53
4.100% due 10/01/2029		931	915

Stagwell Global LLC
5.625% due 08/15/2029		1,225	1,167

Standard Industries, Inc.
3.375% due 01/15/2031		5,095	4,570
4.750% due 01/15/2028		1,200	1,187

Station Casinos LLC
4.625% due 12/01/2031		2,000	1,869

Sunoco LP
5.625% due 03/15/2031		3,400	3,387

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		3,100	3,066

T-Mobile USA, Inc.
2.550% due 02/15/2031		1,165	1,059
2.625% due 02/15/2029		2,475	2,355

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.875% due 02/15/2031		$3,210	$2,961
3.875% due 04/15/2030		3,150	3,069

TGS ASA
8.500% due 01/15/2030		1,000	1,048

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	699	1,011

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	189	219

Topaz Solar Farms LLC
5.750% due 09/30/2039		$529	526

TopBuild Corp.
3.625% due 03/15/2029		1,500	1,430
4.125% due 02/15/2032		3,925	3,622

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		2,700	2,388

TransDigm, Inc.
6.750% due 01/31/2034		4,250	4,309

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		57	56

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,723

U.S. Foods, Inc.
4.750% due 02/15/2029		600	592

U.S. Renal Care, Inc.
10.625% due 06/28/2028		779	651

UCB SA
4.250% due 03/20/2030	EUR	1,100	1,292

UKG, Inc.
6.875% due 02/01/2031		$4,000	3,913

United Airlines Pass-Through Trust
2.700% due 11/01/2033		219	202
2.900% due 11/01/2029		471	452
3.100% due 01/07/2030		152	148
3.500% due 09/01/2031		310	302
4.150% due 02/25/2033		917	899
5.800% due 07/15/2037		2,732	2,821
5.875% due 04/15/2029		1,716	1,746

Univision Communications, Inc.
4.500% due 05/01/2029		1,100	1,034
8.500% due 07/31/2031		4,000	4,023

Valaris Ltd.
8.375% due 04/30/2030		725	752

Var Energi ASA
5.875% due 05/22/2030		4,200	4,337

Vedanta Resources Finance II PLC
9.125% due 10/15/2032		2,600	2,618

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,323
3.875% due 11/01/2033		4,300	3,813

Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,634
8.125% due 06/01/2028		3,000	3,070
9.500% due 02/01/2029		8,300	8,979

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		1,500	1,543
6.500% due 01/15/2034		7,350	7,667

Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/2029		550	549

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	6,099
5.250% due 05/15/2029		100	127

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,250	5,373
6.750% due 01/15/2033 (m)		1,800	1,611
7.750% due 04/15/2032		1,400	1,344

VOC Escrow Ltd.
5.000% due 02/15/2028		2,518	2,509

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		6,100	6,141

VZ Secured Financing BV
7.500% due 01/15/2033		10,500	9,907

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weatherford International Ltd.
6.750% due 10/15/2033		$3,700	$3,783

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		2,300	2,405

Woodside Finance Ltd.
5.100% due 09/12/2034		4,500	4,431

WR Grace Holdings LLC
7.000% due 08/01/2033		1,500	1,458

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		3,800	3,788

Wynn Macau Ltd.
5.625% due 08/26/2028		4,425	4,350

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		2,250	2,222

Yellowstone Energy LP
5.750% due 12/31/2026		469	464

Yinson Boronia Production BV
8.947% due 07/31/2042		5,319	5,806

Yum! Brands, Inc.
4.625% due 01/31/2032		2,125	2,031

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (c)		168	167

			664,573

UTILITIES 4.0%

Alabama Power Co.
1.450% due 09/15/2030		1,570	1,379

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	2	34

AT&T, Inc.
3.550% due 09/15/2055		$3,891	2,532
3.650% due 09/15/2059		5,552	3,600

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035		2,718	2,747

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,965	1,821

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		1,500	1,483

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033		2,800	2,874

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,500	1,519

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		2,200	2,139

Dominion Energy, Inc.
5.000% due 06/15/2030		2,125	2,154

Duke Energy Corp.
3.750% due 04/01/2031	EUR	3,250	3,745

Edison International
5.750% due 06/15/2027		$1,300	1,310

Electricite de France SA
9.125% due 03/15/2033 •(i)		6,100	7,066

ENEL Finance International NV
2.500% due 07/12/2031		1,700	1,511
6.000% due 10/07/2039		1,300	1,320

Entergy Texas, Inc.
1.750% due 03/15/2031		2,000	1,749

Eskom Holdings
6.350% due 08/10/2028		2,000	2,014

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	3,624

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		3,000	2,988
8.250% due 01/15/2029		1,825	1,887

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	289

National Grid PLC
0.750% due 09/01/2033	EUR	4,200	3,872

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	4,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Niagara Energy SAC
5.746% due 10/03/2034		$1,600	$1,597

NRG Energy, Inc.
5.407% due 10/15/2035		2,200	2,159

ONEOK, Inc.
5.050% due 11/01/2034		1,575	1,533
5.625% due 01/15/2028		750	760

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	291
2.500% due 02/01/2031		1,400	1,255
3.250% due 06/01/2031		350	323
3.300% due 03/15/2027		700	692
3.300% due 12/01/2027		3,000	2,939
3.500% due 08/01/2050		130	86
3.750% due 07/01/2028		2,050	2,015
3.750% due 08/15/2042		100	75
3.950% due 12/01/2047		1,000	729
4.200% due 03/01/2029		2,000	1,977
4.200% due 06/01/2041		500	403
4.250% due 03/15/2046		200	152
4.300% due 03/15/2045		600	469
4.450% due 04/15/2042		500	413
4.500% due 07/01/2040		1,400	1,195
4.600% due 06/15/2043		300	248
4.650% due 08/01/2028		800	801
4.950% due 07/01/2050		444	368
5.050% due 10/15/2032		5,200	5,169

PacifiCorp
7.125% due 08/15/2056 •		3,000	2,835

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,744
4.000% due 06/30/2050		5,400	3,698
4.375% due 02/05/2050		1,000	740
4.875% due 07/17/2049		3,200	2,568
6.150% due 05/21/2048		2,820	2,689

Rio Oil Finance Trust
8.200% due 04/06/2028		1,065	1,098

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,682

Southern California Edison Co.
2.850% due 08/01/2029		100	94
3.650% due 02/01/2050		1,475	1,013
4.650% due 10/01/2043		800	672
4.875% due 03/01/2049		600	502
5.150% due 06/01/2029		2,100	2,130
5.625% due 02/01/2036		1,000	1,003
6.650% due 04/01/2029		200	208

Southern California Gas Co.
2.550% due 02/01/2030		800	749

Verizon Communications, Inc.
4.750% due 01/15/2033		800	790
5.000% due 01/15/2036		2,800	2,743

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		2,200	2,301

			116,240

Total Corporate Bonds & Notes (Cost $1,200,748)			1,163,905

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Nexi SpA
0.000% due 02/24/2028 (g)	EUR	2,900	3,090

Total Convertible Bonds & Notes (Cost $3,124)			3,090

U.S. GOVERNMENT AGENCIES 12.9%

Federal Home Loan Mortgage Corp.
4.000% due 06/01/2049		$265	253

Federal Home Loan Mortgage Corp. REMICS
4.287% due 09/15/2030 •		1	1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 - 02/25/2045 •		21	19

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.259% due 07/25/2044 •	$29	$28
6.500% due 07/25/2043	3	3

Federal National Mortgage Association
3.000% due 02/01/2047	473	425
3.500% due 11/01/2045 - 10/01/2048	4,801	4,467
4.000% due 07/01/2048 - 04/01/2049	760	728
5.000% due 11/01/2035	11	12

Federal National Mortgage Association REMICS
0.874% due 09/25/2040 •(a)	227	6
2.024% due 09/25/2037 •(a)	279	23
6.850% due 12/18/2027	2	2

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	2	2

Government National Mortgage Association
5.125% due 11/20/2026 - 11/20/2027 •	1	1
6.112% due 09/16/2042 ~	59	59

Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2056	61,600	58,085
4.500% due 05/01/2056 - 06/01/2056	90,500	87,243
5.000% due 05/01/2056	52,800	52,012
6.000% due 05/01/2056 - 06/01/2056	68,460	69,694
6.500% due 05/01/2056 - 06/01/2056	104,730	108,263

Total U.S. Government Agencies (Cost $382,329)		381,326

U.S. TREASURY OBLIGATIONS 4.4%

U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	39,786
2.875% due 05/15/2043 (o)	12,532	9,629
3.125% due 02/15/2043 (o)(q)	18,631	14,924
3.750% due 11/15/2043 (q)	1,500	1,300
3.875% due 02/15/2043	28,000	24,888
4.625% due 05/15/2044 (o)(q)	21,700	21,052
4.750% due 11/15/2043 (o)(q)	5,000	4,941
4.750% due 02/15/2045 (o)(q)	13,200	12,974

Total U.S. Treasury Obligations (Cost $158,328)		129,494

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%

Adjustable Rate Mortgage Trust
4.070% due 01/25/2036 ~	13	12

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •	96	86
4.003% due 10/25/2046 •	364	183
4.559% due 02/25/2047 •	19,190	6,476

American Home Mortgage Investment Trust
5.799% due 12/25/2035 •	480	148
6.500% due 03/25/2047 þ	1,589	920

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	5,310	4,365

Banc of America Funding Trust
2.372% due 03/20/2036 ~	10	10
5.044% due 09/20/2035 ~	17	14
5.500% due 01/25/2036	10	10
6.000% due 07/25/2037	184	158
6.000% due 08/25/2037	51	41

Banc of America Mortgage Trust
4.309% due 02/25/2036 ~	5	4
4.944% due 11/20/2046 ~	332	299
5.296% due 06/25/2035 ~	31	28
6.000% due 10/25/2036	43	37

Bank5
5.270% due 12/15/2058	14,000	14,311

BBCMS Mortgage Trust
4.314% due 12/15/2051	600	593

Bear Stearns ALT-A Trust
3.946% due 03/25/2036 ~	113	94
4.047% due 08/25/2036 ~	228	151
4.126% due 11/25/2036 ~	92	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.133% due 08/25/2036 •	$345	$314
4.330% due 11/25/2036 ~	84	46
4.433% due 11/25/2036 ~	1,850	922
4.718% due 09/25/2035 ~	263	138
5.158% due 05/25/2035 ~	435	422

Bear Stearns ARM Trust
4.335% due 02/25/2036 ~	133	124
4.780% due 01/25/2035 ~	186	183
4.865% due 08/25/2035 ~	154	145
4.991% due 01/25/2035 ~	3	3
5.714% due 01/25/2034 ~	1	1
6.185% due 01/25/2034 ~	3	2

Benchmark Mortgage Trust
4.077% due 07/15/2051	3,914	3,901
5.738% due 12/15/2057	4,900	5,061

BMO Mortgage Trust
5.857% due 02/15/2057	6,000	6,199

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,204	4,679
3.250% due 09/25/2063 ~	4,985	4,472

Chase Mortgage Finance Trust
5.500% due 11/25/2035	207	143
5.500% due 07/25/2037	925	0

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2036 •	39	38

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •	45	40
5.500% due 01/25/2035	134	136
5.500% due 09/25/2035	50	50
5.500% due 12/25/2035	155	79
6.000% due 05/25/2036	128	57
6.000% due 01/25/2037	2,679	1,190
6.116% due 02/25/2034 ~	17	17
6.116% due 07/20/2034 ~	30	29

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	20	20

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	1,044	1,043

Citigroup Mortgage Loan Trust, Inc.
4.430% due 05/25/2035 ~	63	61
4.451% due 09/25/2037 ~	144	137
4.593% due 04/25/2037 ~	112	101
5.387% due 08/25/2035 ~	8	7
5.900% due 10/25/2035 •	65	63
6.033% due 03/25/2034 ~	5	5
6.480% due 10/25/2035 •	49	50
6.490% due 05/25/2035 •	2	2
6.625% due 09/25/2037 ~	13	12

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	357	327

COMM Mortgage Trust
4.228% due 05/10/2051	1,000	981

Countrywide Alternative Loan Trust
3.985% due 12/20/2046 •	575	519
4.033% due 06/25/2036 •	1,219	1,180
4.153% due 04/25/2046 •	3,965	3,756
4.193% due 02/25/2036 •	2,982	2,607
4.210% due 07/20/2046 •	204	178
4.350% due 09/20/2046 •	370	337
4.450% due 11/20/2035 •	1,579	1,521
4.474% due 02/25/2037 ~	300	270
4.615% due 10/25/2035 ~	6	5
4.859% due 12/25/2035 •	112	99
5.500% due 03/25/2035	2,705	2,386
5.500% due 11/25/2035	466	249
5.500% due 12/25/2035	306	178
5.500% due 01/25/2036	95	50
5.750% due 02/25/2035	247	161
5.750% due 03/25/2037 •	78	39
6.000% due 10/25/2036	2,839	1,264
6.000% due 02/25/2037	2,403	812
6.250% due 11/25/2036	595	430
6.250% due 12/25/2036 •	436	173
6.250% due 08/25/2037	2,670	1,170

Credit Suisse First Boston Mortgage Securities Corp.
5.523% due 06/25/2033 ~	32	32
6.000% due 01/25/2036	382	247

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cross Mortgage Trust
5.181% due 07/25/2070 ~		$3,512	$3,509

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		191	47

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.293% due 02/25/2035 •		611	604
5.500% due 12/25/2035		146	125

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 þ		61	54

EMF-NL Prime BV
2.833% due 04/17/2041 •	EUR	58	67

Eurosail PLC
2.499% due 09/10/2044 •		3,217	3,702

Eurosail-U.K. PLC
4.565% due 09/13/2045 •	GBP	1,891	2,474
4.815% due 06/13/2045 •		943	1,248

First Horizon Asset Securities, Inc.
5.177% due 02/25/2036 ~		$14	13

First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037		389	113

GMACM Mortgage Loan Trust
3.634% due 04/19/2036 ~		25	21
3.723% due 11/19/2035 ~		16	14

GreenPoint Mortgage Funding Trust
4.333% due 11/25/2045 •		15	15

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~		22	22

GS Mortgage-Backed Securities Trust
5.648% due 06/25/2065 þ		10,588	10,655

GSR Mortgage Loan Trust
4.111% due 05/25/2035 ~		103	76
4.373% due 08/25/2046 •		10,636	2,223
4.478% due 01/25/2036 ~		24	23
4.741% due 11/25/2035 ~		61	59
4.865% due 06/25/2034 ~		7	7
4.966% due 11/25/2035 ~		54	23
6.000% due 02/25/2036		956	382
6.000% due 03/25/2037		155	73
6.000% due 05/25/2037		37	26
6.843% due 05/25/2034 ~		27	27

HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •		210	186
4.171% due 01/19/2038 •		299	268
4.201% due 12/19/2036 •		1,828	1,538
4.316% due 06/19/2036 ~		105	53

HomeBanc Mortgage Trust
4.313% due 01/25/2036 •		35	35

IndyMac INDX Mortgage Loan Trust
3.309% due 07/25/2037 ~		86	57
3.802% due 08/25/2036 ~		43	27
4.026% due 06/25/2036 ~		150	134
4.273% due 07/25/2035 •		18	17
4.333% due 06/25/2037 •		53	67

JP Morgan Alternative Loan Trust
4.073% due 03/25/2037 •		335	292

JP Morgan Mortgage Trust
3.942% due 07/27/2037 ~		358	333
4.869% due 06/25/2037 ~		537	405
4.912% due 11/25/2054 •		2,009	2,014
4.923% due 06/25/2036 ~		31	21
5.094% due 08/25/2035 ~		86	77
5.320% due 07/25/2035 ~		7	7
5.337% due 04/25/2035 ~		85	83
5.460% due 04/25/2036 ~		89	80
5.750% due 01/25/2036		187	81

Lehman XS Trust
4.153% due 07/25/2037 •		228	215

MASTR Adjustable Rate Mortgages Trust
3.243% due 11/25/2033 ~		9	8
4.273% due 05/25/2037 •		78	31
4.473% due 05/25/2047 •		843	709

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •		497	40
5.000% due 12/26/2049		383	338

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset Trust
4.113% due 01/25/2037 •		$5,360	$1,601
4.385% due 06/25/2037 ~		73	32

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •		250	248
4.265% due 05/25/2034 ~		71	64
5.277% due 11/25/2035 •		25	25

MFA Trust
1.381% due 04/25/2065 ~		789	776
6.775% due 10/25/2058 þ		2,022	2,035

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,233	1,214
3.250% due 05/25/2062 ~		32	31

Morgan Stanley Mortgage Loan Trust
3.199% due 11/25/2037 ~		499	345
6.000% due 10/25/2037		3,863	2,000

Morgan Stanley Residential Mortgage Loan Trust
5.044% due 07/25/2069 ~		2,909	2,902

MortgageIT Securities Corp. Mortgage Loan Trust
4.293% due 09/25/2037 •		2,741	2,071

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,920	1,862

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ		56	52

OBX Trust
6.844% due 04/25/2063 þ		1,463	1,471

Prime Mortgage Trust
4.293% due 02/25/2035 •		15	15

Prime Property Fund LLC
1.000% due 03/15/2031 «		1,300	1,276

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	57,000	39,327

RALI Trust
3.993% due 05/25/2037 •		$180	170
4.173% due 07/25/2036 •		66	62
4.193% due 12/25/2046 •		105	98
4.253% due 05/25/2037 •		31	27
4.678% due 02/25/2035 ~		45	40
5.787% due 02/25/2036 ~		72	63
6.000% due 06/25/2036		40	33
6.000% due 05/25/2037		36	30
6.500% due 07/25/2036		147	122

RBSGC Structured Trust
5.500% due 11/25/2035 ~		755	624

RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~		692	593

Residential Asset Securitization Trust
4.193% due 01/25/2046 •		717	190
6.000% due 02/25/2036		321	121
6.250% due 09/25/2037		1,863	661

RFMSI Trust
5.390% due 02/25/2036 ~		133	127
5.398% due 09/25/2035 ~		113	70
6.000% due 10/25/2036		164	134

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~		35	35
4.193% due 04/25/2047 •		200	168
4.243% due 09/25/2036 ~		563	379
4.393% due 10/25/2034 •		1,741	1,594
4.676% due 09/25/2035 ~		280	252
4.752% due 03/25/2036 ~		25	20

Structured Asset Mortgage Investments II Trust
4.233% due 05/25/2036 •		487	409
4.313% due 05/25/2046 •		27	17

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •		2	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.132% due 06/25/2033 ~		10	10

Tib Finance PLC
7.111% due 11/15/2034 «(l)		2,600	2,536

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		6,253	6,018
4.793% due 10/25/2048 •		3,270	3,276
4.793% due 05/25/2058 •		195	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
6.665% due 09/25/2068 þ	$3,384	$3,399
7.070% due 10/25/2068 þ	4,078	4,109

Wachovia Mortgage Loan Trust LLC
3.713% due 08/20/2035 ~	25	24
6.627% due 10/20/2035 ~	1	1

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •	94	84
4.030% due 02/27/2034 •	5	5
4.089% due 02/25/2037 ~	1,091	995
4.136% due 12/25/2036 ~	137	125
4.313% due 11/25/2045 •	329	312
4.333% due 12/25/2045 •	262	243
4.433% due 08/25/2045 •	156	149
4.445% due 09/25/2036 ~	120	106
4.559% due 02/25/2047 •	230	216
4.609% due 06/25/2047 •	22	22
4.739% due 10/25/2046 •	426	380
4.859% due 08/25/2046 •	607	573
4.907% due 07/25/2046 •	369	342
5.259% due 06/25/2042 •	1	1
5.259% due 08/25/2042 •	1	1
5.302% due 09/25/2033 ~	813	804
5.359% due 10/25/2046 •	69	66

Washington Mutual Mortgage Pass-Through Certificates Trust
3.889% due 09/25/2036 þ	15,104	3,911
4.273% due 01/25/2047 •	277	255
4.699% due 05/25/2047 •	2	6

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	841

Wells Fargo Mortgage-Backed Securities Trust
5.865% due 11/25/2037 ~	104	96
6.086% due 04/25/2036 ~	7	7
6.338% due 09/25/2033 ~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $219,680)		202,065

ASSET-BACKED SECURITIES 14.8%

AUTOMOBILE ABS OTHER 2.6%

CarMax Select Receivables Trust
4.350% due 07/15/2030	5,500	5,473
5.010% due 09/16/2030	4,800	4,853

CPS Auto Receivables Trust
4.430% due 09/16/2030	2,990	2,983
4.710% due 12/17/2029	1,800	1,805
4.910% due 10/15/2031	7,200	7,217

Exeter Automobile Receivables Trust
4.660% due 01/15/2031	1,000	1,002
5.160% due 07/15/2031	7,665	7,723

GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030	11,700	11,724
5.490% due 07/17/2028	1,474	1,477

GLS Auto Select Receivables Trust
6.670% due 12/17/2029	1,600	1,637

Santander Drive Auto Receivables Trust
4.490% due 09/15/2031	8,000	8,025
4.680% due 09/15/2031	5,700	5,713
4.870% due 05/15/2031	1,000	1,007
5.060% due 05/15/2031	6,800	6,863
5.450% due 03/15/2030	2,405	2,427
6.400% due 03/17/2031	2,313	2,377
6.430% due 02/18/2031	5,400	5,553

		77,859

AUTOMOBILE SEQUENTIAL 2.4%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033	6,794	6,807

CarMax Select Receivables Trust
4.030% due 12/17/2029	1,700	1,699

Carvana Auto Receivables Trust
4.100% due 06/11/2029	4,500	4,496

CPS Auto Receivables Trust
4.190% due 12/17/2029	990	990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exeter Automobile Receivables Trust
4.310% due 11/15/2028	$2,200	$2,201
4.450% due 05/15/2030	4,800	4,808

GLS Auto Receivables Issuer Trust
3.970% due 11/15/2029	3,150	3,140
4.040% due 11/15/2028	10,500	10,492
4.440% due 03/15/2029	8,300	8,324

Santander Drive Auto Receivables Trust
3.930% due 07/15/2030	8,400	8,349
4.040% due 03/15/2029	3,200	3,199

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028	3,675	3,676

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	1,408	1,409
4.590% due 10/15/2031	2,200	2,182
4.600% due 01/15/2031	7,550	7,537

		69,309

CMBS OTHER 0.3%

ACREC LLC
5.130% due 01/18/2043 •	1,900	1,899

Greystone CRE Notes LLC
5.154% due 01/15/2043 •	5,100	5,102

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •	513	512

		7,513

HOME EQUITY OTHER 4.3%

Aames Mortgage Investment Trust
5.098% due 06/25/2035 •	4,817	4,392

ACE Securities Corp. Home Equity Loan Trust
4.393% due 02/25/2036 •	3	3

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.674% due 04/25/2034 •	618	613
4.468% due 01/25/2036 •	55	56

Argent Securities Trust
4.333% due 05/25/2036 •	532	126

Bear Stearns Asset-Backed Securities I Trust
4.843% due 08/25/2037 •	190	173
5.043% due 08/25/2037 •	21	21
5.593% due 07/25/2035 •	6,934	6,964

Bear Stearns Asset-Backed Securities Trust
4.843% due 01/25/2037 •	6,193	6,541

Carrington Mortgage Loan Trust
4.273% due 06/25/2036 •	1,371	1,343
4.588% due 09/25/2035 •	411	414
4.618% due 02/25/2035 •	845	850

Citigroup Mortgage Loan Trust, Inc.
4.293% due 08/25/2036 •	770	765

Countrywide Asset-Backed Certificates
4.493% due 11/25/2036 •	671	586

Countrywide Asset-Backed Certificates Trust
4.053% due 11/25/2037 •	2,923	2,783
4.083% due 11/25/2037 •	4,202	4,038
4.111% due 02/25/2036 ~	7,250	6,853
4.233% due 09/25/2037 •	44	48
4.242% due 10/25/2046 ~	53	56
4.253% due 05/25/2037 •	1,447	1,424
4.373% due 06/25/2037 •	2,029	2,001
5.006% due 10/25/2035 ~	123	123

Fieldstone Mortgage Investment Trust
4.108% due 11/25/2036 •	1,636	1,076

First NLC Trust
3.933% due 08/25/2037 •	123	62
4.073% due 08/25/2037 •	82	41

GSAA Home Equity Trust
4.133% due 09/25/2036 •	887	190
4.273% due 11/25/2036 •	10,456	3,230
4.393% due 03/25/2037 •	164	65
4.393% due 05/25/2047 •	90	56

GSAMP Trust
4.293% due 05/25/2046 •	1,943	1,888

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
4.353% due 08/25/2036 •	$1,592	$1,586

Home Equity Mortgage Loan Asset-Backed Trust
3.933% due 11/25/2036 •	3,794	3,580
3.983% due 04/25/2037 •	2,860	1,948
4.033% due 11/25/2036 •	1,600	1,340
4.453% due 03/25/2036 •	5,634	5,356

JP Morgan Mortgage Acquisition Corp.
4.303% due 02/25/2036 •	1,895	1,885
4.723% due 12/25/2035 •	990	980

JP Morgan Mortgage Acquisition Trust
4.093% due 07/25/2036 •	834	393

Long Beach Mortgage Loan Trust
4.543% due 02/25/2034 •	600	596

MASTR Asset-Backed Securities Trust
4.113% due 11/25/2036 •	16,615	9,742
4.618% due 10/25/2034 •	159	157

MASTR Specialized Loan Trust
4.918% due 11/25/2035 •	1,860	1,795

Merrill Lynch Mortgage Investors Trust
3.933% due 04/25/2047 •	880	333
4.313% due 03/25/2037 •	647	615
4.433% due 03/25/2037 •	338	321

Morgan Stanley ABS Capital I, Inc. Trust
3.883% due 01/25/2037 •	434	199
3.933% due 10/25/2036 •	1,603	700
3.993% due 09/25/2036 •	1,391	478
4.013% due 10/25/2036 •	972	424
4.588% due 03/25/2034 •	318	344

Morgan Stanley Home Equity Loan Trust
4.143% due 04/25/2037 •	135	69

Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,361	3,412
6.226% due 10/25/2036 þ	172	45

Nationstar Home Equity Loan Trust
4.243% due 03/25/2037 •	3,000	2,776

New Century Home Equity Loan Trust
4.678% due 05/25/2034 •	2,609	2,743

Option One Mortgage Loan Trust
3.933% due 03/25/2037 •	177	164
4.233% due 01/25/2037 •	302	176
4.293% due 07/25/2036 •	1,188	711

Renaissance Home Equity Loan Trust
4.733% due 05/25/2034 •	1,022	928
5.612% due 04/25/2037 þ	927	226

Residential Asset Mortgage Products Trust
4.233% due 12/25/2036 •	133	133

Residential Asset Securities Corporation Trust
4.888% due 03/25/2035 •	945	951

Saxon Asset Securities Trust
4.093% due 05/25/2047 •	10,304	7,652
4.193% due 09/25/2047 •	4,324	4,097

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	218	45
4.053% due 01/25/2037 •	4,420	4,263
4.753% due 10/25/2035 •	3,151	2,402

SG Mortgage Securities Trust
4.213% due 10/25/2036 •	2,000	1,621

Soundview Home Loan Trust
3.943% due 06/25/2037 •	2,097	1,416
4.313% due 02/25/2037 •	1,211	322

Structured Asset Investment Loan Trust
4.593% due 07/25/2034 •	2,895	2,995
4.693% due 04/25/2035 •	11,000	10,510

Structured Asset Securities Corp. Mortgage Loan Trust
4.423% due 11/25/2037 •	510	500

		127,710

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.113% due 01/25/2037 •	454	254
4.233% due 01/25/2037 •	1,943	1,087

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		$193	$51

			1,392

WHOLE LOAN COLLATERAL 0.4%

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •		1,086	1,029

Citigroup Mortgage Loan Trust, Inc.
4.183% due 06/25/2037 •		189	189
7.250% due 05/25/2036 þ		121	59

First Franklin Mortgage Loan Trust
4.273% due 10/25/2036 •		709	465
5.068% due 07/25/2034 •		9	8

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.553% due 12/25/2035 •		265	264

Securitized Asset-Backed Receivables LLC Trust
4.213% due 11/25/2036 •		22,484	5,880
4.373% due 12/25/2035 •		177	175

Specialty Underwriting & Residential Finance Trust
4.333% due 04/25/2037 •		4,419	3,280
4.393% due 12/25/2036 •		128	125

			11,474

OTHER ABS 4.8%

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		1,100	1,100

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		1,000	1,000

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,800	1,784
5.336% due 10/25/2040		1,400	1,386

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		727	720

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		1,300	1,300
5.068% due 01/25/2034 •		3,100	3,101

BHG Securitization Trust
5.170% due 09/17/2036		7,500	7,532

Capital Street Master Trust
5.022% due 10/16/2028 •		2,400	2,402

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		672	673

College Avenue Student Loans LLC
5.312% due 06/25/2054 •		3,053	3,074
6.500% due 06/25/2054		3,703	3,846
7.330% due 06/25/2054		1,855	1,928
7.580% due 06/25/2054		1,628	1,696
8.210% due 06/25/2054		420	442
10.120% due 06/25/2054		417	441

Cumulus Static CLO DAC
3.184% due 11/15/2033 •	EUR	2,645	3,062

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		$2,636	2,639

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		3,300	3,298

Navient Student Loan Trust
5.372% due 03/15/2072 •		544	547
7.230% due 03/15/2072		500	540

Nelnet Student Loan Trust
4.610% due 02/21/2061		7,673	7,580
4.650% due 08/20/2054		5,155	5,096
4.670% due 06/22/2065		6,188	6,126
4.840% due 05/17/2055		2,027	2,019
4.973% due 02/21/2061 •		2,110	2,121
5.022% due 05/17/2055 •		2,555	2,572

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •		2,300	2,300

Oportun Funding Trust
4.960% due 08/16/2032		90	90
5.240% due 08/16/2032		600	601
5.780% due 08/16/2032		500	501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		$700	$276
4.883% due 04/15/2033		9,999	9,930
5.329% due 10/15/2032		2,300	2,302
5.440% due 03/15/2033		4,500	4,509
5.617% due 04/15/2032 «		302	302
5.639% due 10/15/2032		2,700	2,705
5.823% due 04/15/2032 «		450	450
6.261% due 04/15/2032 «		470	470
10.273% due 04/15/2032 «		580	565

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		115	116

Palmer Square Loan Funding Ltd.
4.660% due 01/15/2034 •		900	900

Reach ABS Trust
4.320% due 02/15/2033		745	745
4.370% due 02/15/2033		4,300	4,286

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		1,300	1,300

Sixth Street CLO VIII Ltd.
4.818% due 10/20/2034 •		12,000	12,015

SMB Private Education Loan Trust
5.322% due 09/15/2053 •		4,526	4,607
6.150% due 09/15/2053		2,788	2,912
6.930% due 09/15/2053		1,932	2,030
7.540% due 09/15/2053		408	427
8.870% due 09/15/2053		842	903

Start II Ltd.
4.089% due 03/15/2044		150	150

Switch ABS Issuer LLC
5.121% due 10/25/2055		7,100	6,947

UPG HI Issuer Trust
5.000% due 09/25/2047		6,521	6,488

Voya CLO Ltd.
4.728% due 04/20/2034 •		3,300	3,302

			140,154

Total Asset-Backed Securities (Cost $445,157)			435,411

SOVEREIGN ISSUES 21.1%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,900	2,551
3.875% due 04/16/2050		11,900	8,943

Angola Government International Bonds
9.125% due 11/26/2049		4,700	4,099
9.375% due 03/31/2033		2,200	2,179

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		9,106	7,648
3.500% due 07/09/2041 þ		26,580	17,835
4.125% due 07/09/2035 þ		2,441	1,770

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		3,870	3,749

Baiterek National Investment Holding JSC
16.950% due 04/02/2029 «(b)	KZT	700,000	1,454
16.950% due 04/02/2031 «(b)		600,000	1,259

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		$2,725	2,816

Benin Sukuk SA
6.200% due 01/29/2033		4,700	4,368

Brazil Government International Bonds
7.250% due 01/12/2056		4,864	4,782

Chile Government International Bonds
3.100% due 05/07/2041		3,900	2,963
3.750% due 01/14/2032	EUR	3,100	3,560

Colombia Government International Bonds
5.000% due 09/19/2032		2,000	2,182
5.000% due 06/15/2045		$3,900	2,808
5.750% due 11/26/2034	EUR	1,800	1,966
6.500% due 01/21/2033		$3,900	3,824
6.500% due 11/26/2038	EUR	700	772
7.500% due 02/02/2034		$4,100	4,201

Colombia TES
11.750% due 01/24/2035	COP	20,137,000	4,993

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
13.250% due 02/09/2033	COP	118,027,100	$31,644

Congolese International Bonds
9.875% due 11/07/2032 (l)		$3,200	3,004

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	3,500	4,141
6.001% due 01/16/2036		3,000	3,573
7.300% due 11/13/2054		$1,700	1,839

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	826,000	1,776

Dominican Republic International Bonds
4.875% due 09/23/2032		$3,550	3,280
5.750% due 03/17/2034		2,600	2,482
5.875% due 01/30/2060		3,100	2,598
6.500% due 02/15/2048		1,250	1,175
6.850% due 01/27/2045		4,225	4,134
6.950% due 03/15/2037		2,000	2,041

Eagle Funding Luxco SARL
5.500% due 08/17/2030		13,750	13,839

Ecuador Government International Bonds
0.000% due 07/31/2030 (g)		527	441
5.000% due 07/31/2040 þ		2,778	2,171
6.900% due 07/31/2035 þ		6,927	6,091
8.750% due 01/29/2034		1,300	1,279
9.250% due 01/29/2039		1,900	1,868

Egypt Government Bonds
21.954% due 03/04/2028	EGP	384,300	6,884

Egypt Government International Bonds
6.375% due 04/11/2031	EUR	11,825	12,866
7.500% due 02/16/2061		$3,600	2,744
8.750% due 09/30/2051		1,900	1,671

El Salvador Government International Bonds
9.250% due 04/17/2030		1,525	1,588
9.650% due 11/21/2054		2,750	2,924

European Union
3.000% due 12/04/2034	EUR	34,300	38,778

Gabon Government International Bonds
9.500% due 02/18/2029		$3,200	3,010

Ghana Government International Bonds
0.000% due 07/03/2026 (g)		100	98
0.000% due 01/03/2030 (g)		525	444
5.000% due 07/03/2029 þ		4,830	4,617
5.000% due 07/03/2035 þ		4,343	3,715

Guatemala Government Bonds
3.700% due 10/07/2033		2,100	1,840
4.500% due 05/03/2026		4,000	4,012
4.900% due 06/01/2030		1,400	1,380
6.125% due 06/01/2050		1,400	1,333

Hungary Government International Bonds
3.125% due 09/21/2051		1,125	673
5.375% due 09/26/2030		2,200	2,218
5.375% due 09/12/2033	EUR	9,200	11,158

Indonesia Government International Bonds
4.100% due 03/04/2034		3,800	4,235

Ivory Coast Government International Bonds
4.875% due 01/30/2032		4,600	4,959
5.250% due 03/22/2030		3,300	3,768
5.875% due 10/17/2031		2,000	2,262
8.250% due 01/30/2037		$900	926

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	140,000	811

Lebanon Government International Bonds
6.000% due 01/27/2049 ^(d)		$3,925	941
6.850% due 03/23/2027 ^(d)		3,925	935

Mexico Government International Bonds
3.771% due 05/24/2061		29,126	17,490
4.750% due 04/27/2032		1,600	1,539
5.000% due 04/27/2051		2,000	1,568
5.125% due 03/19/2038	EUR	2,600	2,906
5.625% due 02/09/2034		$8,025	7,858
5.750% due 10/12/2110		2,000	1,632
6.625% due 01/29/2038		5,800	5,925

Nigeria Government International Bonds
7.143% due 02/23/2030		3,000	3,028
7.375% due 09/28/2033		1,600	1,571
7.875% due 02/16/2032		3,000	3,042
8.631% due 01/13/2036		2,700	2,815

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.130% due 01/13/2046		$2,100	$2,195

Oman Government International Bonds
5.625% due 01/17/2028		5,400	5,469
6.000% due 08/01/2029		800	824
6.750% due 01/17/2048		4,980	5,189

Pakistan Government International Bonds
6.000% due 04/08/2026		4,600	4,599
7.375% due 04/08/2031 (m)		2,200	2,039

Panama Government International Bonds
4.500% due 04/16/2050		1,300	991
6.400% due 02/14/2035 (m)		4,900	5,098
6.700% due 01/26/2036 (m)		9,050	9,567

Paraguay Government International Bonds
5.600% due 03/13/2048		1,500	1,386
6.000% due 02/09/2036		2,000	2,079
8.500% due 04/04/2038	PYG	19,626,000	2,975

Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,700	737
6.150% due 08/12/2032		14,800	4,448
6.900% due 08/12/2037		5,700	1,629
8.750% due 11/21/2033		$2,715	3,288

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		6,226	4,708

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	2,300	2,292
9.500% due 07/31/2031		$2,000	1,951

Republic of Kenya Government International Bonds
7.875% due 10/09/2033		1,900	1,765
8.000% due 05/22/2032		688	663
8.800% due 10/09/2038		500	460
9.500% due 03/05/2036		2,700	2,649
9.750% due 02/16/2031		2,100	2,158

Republic of Poland Government International Bonds
5.500% due 03/18/2054		4,700	4,358

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	4,100	227
8.000% due 01/31/2030		39,700	2,321
8.500% due 01/31/2037		326,800	18,051
8.875% due 02/28/2035		257,900	14,979
9.000% due 01/31/2040		4,200	234
10.500% due 12/21/2026		3,000	181

Republic of South Africa Government International Bonds
5.650% due 09/27/2047		$3,010	2,358
5.750% due 09/30/2049		3,500	2,711

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	2,000	2,333

Romania Government International Bonds
2.000% due 04/14/2033 (m)		2,000	1,816
5.250% due 03/10/2030		1,700	1,995
5.250% due 05/30/2032		700	799
5.375% due 03/22/2031		2,650	3,089
5.375% due 06/07/2033		5,400	6,083
5.625% due 05/30/2037		400	436

Saudi Government International Bonds
3.375% due 03/05/2032		3,825	4,288
3.450% due 02/02/2061		$2,000	1,239
3.750% due 01/21/2055		3,100	2,108
4.125% due 01/12/2029		11,200	11,057
4.500% due 10/26/2046		26,100	21,254
5.375% due 01/13/2031		7,300	7,464

Senegal Government International Bonds
5.375% due 06/08/2037	EUR	2,600	1,522
6.250% due 05/23/2033		$2,500	1,338
7.750% due 06/10/2031		5,000	2,894

Serbia International Bonds
1.500% due 06/26/2029	EUR	6,500	6,863
1.650% due 03/03/2033		2,500	2,354
2.050% due 09/23/2036		900	789
3.125% due 05/15/2027		2,900	3,318

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$950	874
3.350% due 03/15/2033 þ		1,863	1,560
3.600% due 06/15/2035 þ		1,258	953
3.600% due 05/15/2036 þ		873	781
3.600% due 02/15/2038 þ		972	861
4.000% due 04/15/2028		865	827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Turkiye Government Bonds
36.000% due 08/12/2026	TRY	122,000	$2,701
40.299% (BISTREFI) due 09/06/2028 ~		114,600	2,568

Turkiye Government International Bonds
4.875% due 04/16/2043		$11,400	8,027
5.125% due 02/17/2028		9,600	9,478
5.750% due 05/11/2047 (m)		1,710	1,281
6.000% due 01/14/2041		3,500	2,911
6.125% due 10/24/2028		10,900	10,940
7.625% due 04/26/2029		5,100	5,275
7.625% due 05/15/2034		6,200	6,312

Ukraine Government International Bonds
4.500% due 02/01/2029 þ(m)		7,581	5,345
4.500% due 02/01/2034 þ		7,095	3,803
4.500% due 02/01/2035 þ		188	99

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)		12,900	5,321
9.250% due 09/15/2027 ^(d)		3,125	1,500
9.250% due 05/07/2028 ^(d)		900	414
11.750% due 10/21/2026 ^(d)		25	13
11.950% due 08/05/2031 ^(d)		50	26

Vietnam Government International Bonds
5.500% due 03/12/2028 þ(m)		3,410	3,287

Total Sovereign Issues (Cost $631,259)			621,037

		SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (e)		228,414	541

SES SA «(e)		72,646	1,090

			1,631

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)		4,701	124

FINANCIALS 0.0%

Hipotecaria Su Casita SA «(e)		157,773	0

Windstream Services LLC (e)		60,014	563

			563

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)		115	3

Spirit Aviation Holdings, Inc. (e)		26,823	7

			10

Total Common Stocks (Cost $2,935)			2,328

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035		11,691	110

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «		30,487	2

Total Warrants (Cost $447)			112

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(i)		400,000	341

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	2,400,000	$2,223
5.000% due 12/01/2027 •(i)	4,200,000	4,138

Nationwide Building Society
10.250% ~	4,258	721

Windstream Holdings II LLC
11.000% «	383	407

Total Preferred Securities (Cost $8,082)		7,830

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (k)	669,899	670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.3%
28.424% due 06/11/2026 - 06/30/2026 (f)(g)(h)	NGN	12,409,452	$8,587

SOUTH AFRICA TREASURY BILLS 0.3%
7.329% due 05/06/2026 - 08/19/2026 (f)(g)(h)	ZAR	150,600	8,767

U.S. TREASURY BILLS 0.0%
3.672% due 04/21/2026 - 05/26/2026 (f)(g)(q)		$314	313

Total Short-Term Instruments (Cost $17,493)			18,337

Total Investments in Securities (Cost $3,237,338)			3,131,260

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.6%

SHORT-TERM INSTRUMENTS 6.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%

PIMCO Short-Term Floating NAV Portfolio III	19,864,940	193,465

Total Short-Term Instruments (Cost $193,115)		193,465

Total Investments in Affiliates (Cost $193,115)		193,465

Total Investments 112.9% (Cost $3,430,453)		$3,324,725

Financial Derivative Instruments (n)(p) 0.6% (Cost or Premiums, net $29,182)		18,599

Other Assets and Liabilities, net (13.5)%		(399,773)

Net Assets 100.0%		$2,943,551

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	5.860%	10/21/2026	10/17/2025	$647	$647	0.02%
Congolese International Bonds	9.875	11/07/2032	03/02/2026 - 03/03/2026	2,960	3,004	0.10
Credit Opportunities Partners LLC	6.520	03/20/2028	02/20/2025	2,700	2,678	0.09
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	2,009	0.07
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	2,006	0.07
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,992	0.07
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	495	0.02
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	2,400	2,403	0.08
Hardwood Funding LLC	4.980	06/07/2030	03/11/2025	1,500	1,504	0.05
National Football League	5.480	10/05/2028	03/14/2024	6,600	6,668	0.23
National Football League	5.580	10/05/2033	03/14/2024	5,000	5,002	0.17
Tib Finance PLC	7.111	11/15/2034	09/18/2024	2,600	2,536	0.09
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,300	4,347	0.15

				$35,207	$35,291	1.21%

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)			Payable for Reverse Repurchase Agreements
BPS	1.600%	03/30/2026	TBD	(2)		EUR	(792)	$(916)
BRC	1.500	02/10/2026	TBD	(2)			(2,686)	(3,111)
MYI	(1.250)	12/12/2025	TBD	(2)	$		(383)	(382)
	1.000	03/26/2026	TBD	(2)		EUR	(585)	(676)
	1.600	03/13/2026	TBD	(2)			(248)	(287)
	3.450	12/12/2025	TBD	(2)	$		(402)	(406)
	3.490	03/30/2026	04/10/2026				(1,811)	(1,811)

Total Reverse Repurchase Agreements								$(7,589)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(916)	$0	$(916)	$885	$(31)
BRC	0	(3,111)	0	(3,111)	2,926	(185)
MYI	0	(3,562)	0	(3,562)	3,898	336

Total Borrowings and Other Financing Transactions	$0	$(7,589)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,686)	$0	$(4,703)	$(6,389)
Sovereign Issues	0	(125)	0	(1,075)	(1,200)

Total Borrowings	$0	$(1,811)	$0	$(5,778)	$(7,589)

Payable for reverse repurchase agreements					$(7,589)

(m)	Securities with an aggregate market value of $7,709 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(10,204) at a weighted average interest rate of 3.007%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2026	249	$21,481	$(367)	$86	$0
Euro-Bobl June Futures	06/2026	1,014	135,288	(1,483)	410	0
Euro-Bund June Futures	06/2026	201	29,131	(728)	211	0
Euro-Buxl 30-Year Bond June Futures	06/2026	58	7,392	(88)	137	0
Euro-Schatz June Futures	06/2026	1,348	164,768	(1,345)	218	(8)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Guilt June Futures	06/2026	462	$53,684	$(2,860)	$404	$0
U.S. Treasury 2-Year Note June Futures	06/2026	236	48,957	(364)	18	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,735	187,692	(1,768)	244	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,085	120,486	(2,173)	254	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,498	170,046	(3,431)	445	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	345	40,214	(1,271)	76	0

				$(15,878)	$2,503	$(8)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat June Futures	06/2026	135	$(18,520)	$587	$0	$(172)

Total Futures Contracts				$(15,291)	$2,503	$(180)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%		$3,700	$(38)	$87	$49	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		300	(2)	3	1	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	0.465		2,000	(15)	170	155	1	0
Charter Communications	5.000	Quarterly	12/20/2030	2.600		1,500	149	1	150	2	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		200	(1)	1	0	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.653		400	21	1	22	0	0
Glencore Finance	5.000	Quarterly	12/20/2031	1.163	EUR	3,400	770	19	789	1	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.160		10,200	786	(42)	744	0	(78)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.449		1,700	69	47	116	0	(11)

							$1,739	$287	$2,026	$5	$(89)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030		$26,900	$(451)	$(71)	$(522)	$123	$0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		25,700	(1,106)	31	(1,075)	140	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		16,236	1,365	(399)	966	132	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		1,089	84	(19)	65	9	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		106,212	7,230	(1,460)	5,770	954	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		30,300	1,189	313	1,502	277	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		1,200	26	(4)	22	2	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		104,025	2,300	(422)	1,878	204	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		128,400	2,218	41	2,259	278	0
CDX.IT-RAXX XOV45	5.000	Quarterly	06/20/2031	EUR	10,520	884	(101)	783	61	0

						$13,739	$(2,091)	$11,648	$2,180	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$65,400	$(381)	$(12)	$(393)	$0	$(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		96,500	1,164	759	1,923	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	732	(74)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		62,500	(862)	698	(164)	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		64,800	4,127	(1,322)	2,805	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		28,900	1,336	159	1,495	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/15/2035		82,300	0	643	643	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,900	(17)	165	148	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		32,600	4,446	757	5,203	116	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	14,200	0	(26)	(26)	0	(1)

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.927%	Maturity	01/04/2027	BRL	112,800	$0	$(202)	$(202)	$0	$(9)
Pay	1-Year BRL-CDI	12.820	Maturity	01/02/2029		34,200	0	(158)	(158)	0	(7)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		7,800	0	(37)	(37)	0	(2)
Pay	1-Year BRL-CDI	13.258	Maturity	01/02/2029		82,200	0	(224)	(224)	25	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		74,600	0	(348)	(348)	0	(40)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		77,000	4	(252)	(248)	10	(4)
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		57,900	0	(462)	(462)	0	(133)
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2031		28,900	0	(175)	(175)	0	(40)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		5,100	0	(19)	(19)	0	(1)
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		39,700	(9)	(131)	(140)	0	(10)
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		4,900	0	(4)	(4)	4	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		9,600	(2)	4	2	14	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		500	0	0	0	1	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	31,800	0	(19)	(19)	5	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,445)	(158)	0	(1)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		86,800	627	(1,292)	(665)	385	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		27,600	73	(1,291)	(1,218)	256	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	(193)	(272)	13	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		156,465	115	(32)	83	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	14,800	13	(361)	(348)	74	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		17,140	(130)	(494)	(624)	151	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		15,950	301	101	402	0	(178)
Pay	CAONREPO	2.500	Semi-Annual	12/17/2030	CAD	800	0	(9)	(9)	1	0

							$13,207	$(6,490)	$6,717	$1,055	$(853)

Total Swap Agreements							$28,685	$(8,294)	$20,391	$3,240	$(942)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,503	$3,240	$5,743	$0	$(180)	$(942)	$(1,122)

(o)

Securities with an aggregate market value of $51,476 and cash of $16,133 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	19,122	$13,959	$213	$0
	04/2026	SGD	17	14	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	41,446		$7,944	$0	$(57)
	04/2026	CNH	3,434		498	0	(1)
	04/2026	EUR	3,414		3,924	0	(22)
	04/2026	INR	133,606		1,423	12	0
	04/2026	KRW	393,727		269	7	0
	04/2026	PLN	2,695		729	3	0
	04/2026		$7,941	BRL	41,446	61	0
	04/2026		180	CNH	1,241	0	0
	04/2026		1,423	INR	133,845	1	0
	05/2026		3,930	EUR	3,414	22	0
	05/2026	ZAR	31,284		$1,810	0	(32)
	06/2026	ILS	5,059		1,637	25	0
	06/2026	MXN	17,630		984	6	0
	06/2026		$866	BRL	4,593	9	0
	06/2026		241	ILS	751	0	(1)
	08/2026	ZAR	35,423		$2,034	0	(37)

BPS	04/2026	AUD	704		501	15	0
	04/2026	BRL	8,056		1,544	0	(12)
	04/2026	CNH	1,174		171	0	0
	04/2026	ILS	4,953		1,604	29	0
	04/2026	INR	363,939		3,862	0	(11)
	04/2026	KRW	937,613		624	2	(1)
	04/2026	PLN	1,054		283	0	(1)
	04/2026	THB	122,917		3,802	72	(2)
	04/2026		$2,717	AUD	3,873	0	(44)
	04/2026		1,543	BRL	8,056	12	0
	04/2026		6,050	IDR	102,364,691	0	(20)
	04/2026		1,182	ILS	3,743	9	0
	04/2026		693	KRW	1,035,090	1	(6)
	04/2026		4,356	PLN	15,699	0	(127)
	04/2026		2	THB	72	0	0
	04/2026		3,320	TWD	106,111	1	(8)
	04/2026	ZAR	45,273		$2,673	1	0
	05/2026	ILS	3,739		1,182	0	(9)
	05/2026	INR	263,341		2,783	0	(11)
	05/2026	TWD	60,515		1,878	0	(8)
	05/2026		$1,090	BRL	5,722	8	0
	05/2026		1,396	IDR	23,768,642	3	0
	05/2026		3,153	INR	298,508	15	0
	05/2026		276	THB	9,061	0	(1)
	05/2026	ZAR	34,127		$1,929	0	(83)
	06/2026	COP	1,534		0	0	0
	06/2026		$570	IDR	9,600,463	0	(5)
	06/2026		55	KWD	17	0	(1)
	07/2026		84		26	0	(1)
	05/2030	KWD	1,467		$5,053	230	0

BRC	04/2026	CAD	24		17	0	0
	04/2026	PLN	10,014		2,800	102	0
	04/2026	TRY	268,096		5,815	0	(103)
	04/2026		$2,578	PLN	9,277	0	(79)
	04/2026		7,768	TRY	355,115	78	0
	04/2026	ZAR	109,760		$6,707	229	0
	05/2026		$17	CAD	24	0	0
	05/2026		1,423	TRY	66,254	7	0
	06/2026	ILS	70		$23	0	0
	12/2026	ZAR	1,430		81	0	(1)

BSH	04/2026	JPY	566,138		3,546	0	(21)
	04/2026		$30,177	GBP	22,669	0	(172)
	04/2026		11,970	NZD	20,734	0	(55)
	04/2026		583	PLN	2,107	0	(15)
	05/2026	GBP	22,669		$30,175	172	0
	05/2026	NZD	20,734		11,983	56	0
	05/2026		$3,546	JPY	564,433	21	0

CBK	04/2026	AUD	863		$608	13	0
	04/2026	CNH	1,171		170	0	0
	04/2026	EUR	40,941		47,449	127	0
	04/2026	GBP	1,435		1,919	19	0
	04/2026	INR	1,019,691		10,910	142	0

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	NOK	1,550		$159	$0	$(1)
	04/2026	SEK	3,945		423	6	0
	04/2026	THB	74		2	0	0
	04/2026	TWD	5,619		176	1	0
	04/2026		$1,246	AUD	1,759	0	(32)
	04/2026		531	CNH	3,661	0	0
	04/2026		9,423	EUR	8,156	4	0
	04/2026		7,734	GBP	5,819	0	(32)
	04/2026		28,931	INR	2,664,300	22	(734)
	04/2026		539	PEN	1,839	0	(11)
	04/2026		3	THB	101	0	0
	05/2026		0	JPY	12	0	0
	05/2026		1,600	PEN	5,547	0	(10)
	06/2026	COP	42,558,925		$11,139	0	(257)
	06/2026	ILS	1,208		392	7	0
	06/2026		$391	IDR	6,569,214	0	(5)

DUB	04/2026	CNH	124		$18	0	0
	04/2026	CZK	1,475		70	0	0
	04/2026	ILS	9,993		3,228	49	0
	04/2026	INR	408,270		4,335	29	(6)
	04/2026		$14,767	AUD	21,526	85	0
	04/2026		23	CNH	160	0	0
	04/2026		4,741	INR	446,836	31	(23)
	04/2026		19,064	SGD	24,352	0	(123)
	04/2026		1,235	THB	40,340	0	(11)
	05/2026	AUD	21,526		$14,761	0	(85)
	05/2026	SGD	24,297		19,064	122	0
	05/2026		$18	CNH	123	0	0
	06/2026	KZT	435,271		$819	0	(71)
	06/2026	THB	40,258		1,235	7	0
	07/2026		$2,193	KZT	1,177,220	171	0
	09/2026	UZS	7,911,326		$621	0	(5)
	12/2026		13,089,638		1,007	0	(8)
	12/2026	ZAR	1,908		108	0	(2)

FAR	04/2026	AUD	9,462		6,706	177	0
	04/2026	CHF	4,716		6,111	213	0
	04/2026	GBP	26,096		35,265	725	0
	04/2026	JPY	704,894		4,417	0	(25)
	04/2026		$4,168	CHF	3,321	0	(14)
	04/2026		1,217	JPY	190,170	0	(19)
	04/2026		2,863	PLN	10,333	0	(80)
	04/2026		103	SGD	131	0	(1)
	05/2026	CHF	3,310		$4,168	14	0
	05/2026	ILS	6,219		1,965	0	(15)
	05/2026	SGD	131		103	1	0
	05/2026		$4,417	JPY	702,765	25	0
	06/2026	ILS	3,601		$1,168	20	0
	06/2026	MXN	88,594		5,093	180	0
	07/2026	PEN	5,865		1,734	58	0
	08/2026		19,996		5,914	204	0

GLM	04/2026	BRL	196,511		37,372	0	(566)
	04/2026	ILS	4,882		1,570	17	0
	04/2026	INR	13,607		149	5	0
	04/2026		$34,986	BRL	196,511	2,951	0
	04/2026		473	CNH	3,249	0	(2)
	04/2026		162	IDR	2,743,647	0	(1)
	04/2026		10,757	MXN	195,996	169	0
	04/2026		687	THB	22,547	0	(3)
	05/2026	BRL	9,375		$1,739	0	(60)
	05/2026	GBP	117		154	0	0
	06/2026	IDR	9,233,733		548	5	0
	06/2026	MXN	3,132		176	2	0
	06/2026	THB	22,506		687	0	0
	06/2026		$2,591	BRL	13,786	36	0
	06/2026		931	IDR	15,749,958	0	(5)
	07/2026		25,662	BRL	138,094	459	0
	07/2026		1,035	KZT	556,889	87	0
	08/2026	ZAR	49,288		$2,765	0	(120)

IND	04/2026	EUR	217,074		256,318	5,413	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2026	CNH	2,408		$349	$0	$(1)
	04/2026	CZK	894		42	0	0
	04/2026	INR	211,411		2,249	16	0
	04/2026	PLN	5,965		1,625	21	(3)
	04/2026	SGD	24,466		19,414	384	0
	04/2026	TRY	25,844		574	0	(8)
	04/2026		$9	HUF	2,998	0	0
	04/2026		2,249	INR	211,773	5	0
	04/2026		12,827	MXN	229,683	0	(27)
	04/2026		1,009	NZD	1,708	0	(28)
	04/2026		574	TRY	25,868	8	0
	04/2026	ZAR	336,910		$20,143	266	(6)
	05/2026		$19	CNH	130	0	0
	05/2026		39	JPY	6,210	0	0
	06/2026	ILS	3,175		$1,028	16	0
	06/2026	MXN	19,355		1,079	6	0
	06/2026		$236	ILS	734	0	(2)
	06/2027	UZS	2,520,971		$187	0	(1)

MBC	04/2026	AUD	871		608	7	0
	04/2026	CHF	429		543	6	0
	04/2026	GBP	1,649		2,198	16	0
	04/2026	JPY	314,140		1,965	0	(14)
	04/2026	KRW	2,683,335		1,834	49	0
	04/2026	NOK	328		34	0	0
	04/2026	SEK	9,290		994	13	0
	04/2026	THB	49,810		1,568	55	0
	04/2026		$1,110	CHF	873	0	(18)
	04/2026		9,306	EUR	8,047	14	(20)
	04/2026		2,709	JPY	425,807	2	(27)
	04/2026		352	NOK	3,442	4	0
	05/2026	GBP	575		$759	0	(3)
	05/2026	NOK	3,443		352	0	(4)
	05/2026		$1,848	EUR	1,605	10	0
	05/2026		1,965	JPY	313,192	14	0
	06/2026	MXN	2,277		$126	0	0

MYI	04/2026	PLN	602		170	8	0
	04/2026		$8,258	MXN	150,428	128	0

NGF	04/2026	NOK	1,567		$163	1	0
	04/2026		$4,271	TRY	196,451	30	0

SCX	04/2026	NZD	22,442		$13,417	521	0
	04/2026	THB	3,415		107	4	0
	04/2026		$13,828	CAD	19,145	0	(65)
	04/2026		825	INR	76,002	0	(22)
	04/2026		959	JPY	149,561	0	(16)
	04/2026		678	PLN	2,452	0	(17)
	04/2026		316	TWD	10,094	0	(1)
	05/2026	CAD	19,119		$13,828	65	0
	06/2026	KZT	33,426		62	0	(6)
	06/2026		$1,646	IDR	27,750,150	0	(14)
	11/2026	NGN	72,731		$45	0	(4)

SOG	04/2026	EUR	8,156		9,408	0	(19)
	04/2026		$1,228	CHF	948	0	(42)
	04/2026		292,403	EUR	253,382	469	0
	04/2026		5,302	JPY	824,924	0	(104)
	05/2026	EUR	253,382		$292,861	0	(458)
	05/2026		$9,423	EUR	8,156	19	0
	06/2026	ILS	2,619		$849	14	0
	06/2026	PEN	33,883		10,057	357	0
	07/2026		13,520		4,001	136	0

SSB	04/2026	AUD	15,258		10,858	331	0
	04/2026		$6	JPY	967	0	0
	04/2026		1,451	SEK	13,200	0	(57)

UAG	04/2026	CZK	1,806		$86	1	0
	04/2026	PLN	2,680		728	6	0
	04/2026		$3,851	PLN	13,945	0	(94)
	06/2026	ILS	4,203		$1,360	20	0
	06/2026	MXN	2,905		162	1	0
	09/2026	COP	83,603,509		21,724	0	(193)

Total Forward Foreign Currency Contracts						$16,041	$(4,548)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
											Asset	Liability
BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2030	1.186%		$	3,300	$(36)	$11	$0	$(25)
	Romania Government International Bonds	1.000	Quarterly	06/20/2030	1.420			10,100	(505)	346	0	(159)

BPS	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329			1,500	8	(5)	3	0

BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			1,775	40	(9)	31	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2030	0.804			2,000	36	(18)	18	0

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980			1,500	(176)	196	20	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.186			800	(11)	5	0	(6)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		5,000	0	215	215	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		1,694	0	9	9	0

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980			1,100	(128)	143	15	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	1.025			1,400	1	(2)	0	(1)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			600	(6)	11	5	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662			7,900	(67)	57	0	(10)

JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178			1,800	59	4	63	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329			1,100	(9)	11	2	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.186			970	(12)	5	0	(7)
	Poland Government International Bonds	1.000	Quarterly	06/20/2029	0.446			2,875	38	12	50	0

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371			2,075	26	(10)	16	0
	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			1,575	(53)	81	28	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980			1,700	34	(11)	23	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369			3,600	10	8	18	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445			1,300	(4)	13	9	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581			900	(17)	25	8	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			3,900	(41)	76	35	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.186			1,130	(14)	5	0	(9)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.588			4,000	(1,067)	1,040	0	(27)

									$(1,894)	$2,218	$568	$(244)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$116	$(16)	$100	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,000	461	(61)	400	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		900	204	(24)	180	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,400	289	(9)	280	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,000	1,321	(120)	1,201	0

							$2,391	$(230)	$2,161	$0

Total Swap Agreements							$497	$1,988	$2,729	$(244)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$213	$0	$0	$213	$0	$0	$0	$0	$213	$0	$213
BOA	146	0	100	246	(150)	0	(184)	(334)	(88)	0	(88)
BPS	398	0	403	801	(351)	0	0	(351)	450	(290)	160
BRC	416	0	49	465	(183)	0	0	(183)	282	(360)	(78)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BSH	$249	$0	$0	$249	$(263)	$0	$0	$(263)	$(14)	$241	$227
CBK	341	0	200	541	(1,082)	0	(6)	(1,088)	(547)	357	(190)
DUB	494	0	224	718	(334)	0	0	(334)	384	(600)	(216)
FAR	1,617	0	0	1,617	(154)	0	0	(154)	1,463	(1,730)	(267)
GLM	3,731	0	0	3,731	(757)	0	0	(757)	2,974	(2,710)	264
GST	0	0	300	300	0	0	(11)	(11)	289	(300)	(11)
IND	5,413	0	0	5,413	0	0	0	0	5,413	(7,410)	(1,997)
JPM	722	0	1,316	2,038	(76)	0	(7)	(83)	1,955	(2,060)	(105)
MBC	190	0	0	190	(86)	0	0	(86)	104	0	104
MYC	0	0	137	137	0	0	(36)	(36)	101	0	101
MYI	136	0	0	136	0	0	0	0	136	(290)	(154)
NGF	31	0	0	31	0	0	0	0	31	0	31
SCX	590	0	0	590	(145)	0	0	(145)	445	(500)	(55)
SOG	995	0	0	995	(623)	0	0	(623)	372	(290)	82
SSB	331	0	0	331	(57)	0	0	(57)	274	(290)	(16)
UAG	28	0	0	28	(287)	0	0	(287)	(259)	0	(259)

Total Over the Counter	$16,041	$0	$2,729	$18,770	$(4,548)	$0	$(244)	$(4,792)

(q)

Securities with an aggregate market value of $598 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,503	$2,503
Swap Agreements	0	2,185	0	0	1,055	3,240

	$0	$2,185	$0	$0	$3,558	$5,743

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,041	$0	$16,041
Swap Agreements	0	2,729	0	0	0	2,729

	$0	$2,729	$0	$16,041	$0	$18,770

	$0	$4,914	$0	$16,041	$3,558	$24,513

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$180	$180
Swap Agreements	0	89	0	0	853	942

	$0	$89	$0	$0	$1,033	$1,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,548	$0	$4,548
Swap Agreements	0	244	0	0	0	244

	$0	$244	$0	$4,548	$0	$4,792

	$0	$333	$0	$4,548	$1,033	$5,914

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$320	$320
Futures	0	0	0	0	8,420	8,420
Swap Agreements	0	11,329	0	0	7,249	18,578

	$0	$11,329	$0	$0	$15,989	$27,318

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(43,064)	$0	$(43,064)
Written Options	0	70	0	295	1,450	1,815
Swap Agreements	0	1,421	0	0	0	1,421

	$0	$1,491	$0	$(42,769)	$1,450	$(39,828)

	$0	$12,820	$0	$(42,769)	$17,439	$(12,510)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(19,305)	(19,305)
Swap Agreements	0	975	0	0	(5,659)	(4,684)

	$0	$975	$0	$0	$(24,963)	$(23,988)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,134	$0	$19,134
Written Options	0	(5)	0	(209)	(71)	(285)
Swap Agreements	0	512	0	0	0	512

	$0	$507	$0	$18,925	$(71)	$19,361

	$0	$1,482	$0	$18,925	$(25,034)	$(4,627)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$95,590	$70,735	$166,325
Corporate Bonds & Notes
Banking & Finance	0	359,188	23,904	383,092
Industrials	3,100	649,473	12,000	664,573
Utilities	0	116,206	34	116,240
Convertible Bonds & Notes
Banking & Finance	0	3,090	0	3,090
U.S. Government Agencies	0	381,326	0	381,326
U.S. Treasury Obligations	0	129,494	0	129,494
Non-Agency Mortgage-Backed Securities	0	158,926	43,139	202,065
Asset-Backed Securities
Automobile ABS Other	0	77,859	0	77,859
Automobile Sequential	0	69,309	0	69,309
CMBS Other	0	7,513	0	7,513
Home Equity Other	0	127,710	0	127,710
Home Equity Sequential	0	1,392	0	1,392
Whole Loan Collateral	0	11,474	0	11,474
Other ABS	0	138,091	2,063	140,154
Sovereign Issues	0	618,324	2,713	621,037
Common Stocks
Communication Services	541	0	1,090	1,631
Consumer Discretionary	124	0	0	124
Financials	0	563	0	563
Industrials	10	0	0	10
Warrants
Communication Services	0	110	0	110
Industrials	0	0	2	2
Preferred Securities
Banking & Finance	721	6,702	407	7,830
Short-Term Instruments
Mutual Funds	670	0	0	670

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Nigeria Treasury Bills	$0	$8,587	$0	$8,587
South Africa Treasury Bills	0	8,767	0	8,767
U.S. Treasury Bills	0	313	0	313

	$5,166	$2,970,007	$156,087	$3,131,260

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$193,465	$0	$0	$193,465

Total Investments	$198,631	$2,970,007	$156,087	$3,324,725

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,466	4,277	0	5,743
Over the counter	0	18,546	224	18,770

	$1,466	$22,823	$224	$24,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(180)	(942)	0	(1,122)
Over the counter	0	(4,792)	0	(4,792)

	$(180)	$(5,734)	$0	$(5,914)

Total Financial Derivative Instruments	$1,286	$17,089	$224	$18,599

Totals	$199,917	$2,987,096	$156,311	$3,343,324

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$60,541	$34,264	$(34,678)	$275	$581	$1,953	$7,799	$0	$70,735	$1,475
Corporate Bonds & Notes
Banking & Finance	17,498	4,513	0	0	0	(122)	2,015	0	23,904	(122)
Industrials	13,682	0	(1,744)	0	0	526	0	(464)	12,000	(10)
Utilities	0	28	0	0	0	6	0	0	34	6
Non-Agency Mortgage-Backed Securities	6,582	38,570	0	53	0	2,299	0	(4,365)	43,139	2,024
Asset-Backed Securities
Other ABS	3,777	0	(1,347)	14	0	(381)	0	0	2,063	(377)
Sovereign Issues	0	2,695	0	0	0	18	0	0	2,713	18
Common Stocks
Communication Services(3)	1,123	0	(884)	0	429	422	0	0	1,090	1,090
Financials	2,447	0	(2,568)	0	(3,606)	3,727	0	0	0	0
Industrials	402	0	0	0	0	(395)	0	(7)	0	0
Warrants
Financials	5	0	(30)	0	16	9	0	0	0	0
Industrials	457	0	0	0	0	(455)	0	0	2	(455)
Preferred Securities
Banking & Finance	0	382	0	0	0	25	0	0	407	25

	$106,514	$80,452	$(41,251)	$342	$(2,580)	$7,632	$9,814	$(4,836)	$156,087	$3,674

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Financial Derivative Instruments - Assets
Over the counter	$332	$0	$(19)	$0	$0	$(89)	$0	$0	$224	$(73)

Totals	$106,846	$80,452	$(41,270)	$342	$(2,580)	$7,543	$9,814	$(4,836)	$156,311	$3,601

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$51,639	Discounted Cash Flow	Discount Rate		4.270-12.687	8.151
	4,577	Indicative Market Quotation	Broker Quote		95.500	—
	2,541	Recent Transaction	Purchase Price		96.000	—
	11,978	Third Party Vendor	Broker Quote		12.500-100.250	98.219
Corporate Bonds & Notes
Banking & Finance	18,830	Discounted Cash Flow	Discount Rate		4.774-6.961	5.892
	3,060	Proxy Pricing	Base Price		100.000	—
	2,014	Indicative Market Quotation	Broker Quote		7.500	—
Industrials	11,670	Discounted Cash Flow	Discount Rate		4.943-5.561	5.247
	330	Third Party Vendor	Expected Recovery		6.000	—
Utilities	34	Indicative Market Quotation	Broker Quote	EUR	12.000	—
Non-Agency Mortgage-Backed Securities
	3,812	Discounted Cash Flow	Discount Rate		5.340-6.273	5.960
	39,327	Recent Transaction	Purchase Price		100.000	—
Asset-Backed Securities
Other ABS	2,063	Discounted Cash Flow	Discount Rate		6.454-20.000	9.861
Sovereign Issues	2,713	Proxy pricing	Base Price		100.000	—
Common Stocks
Communication Services	1,090	Indicative Market Quotation	Broker Quote		$15.000	—
Warrants
Industrials	2	Indicative Market Quotation	Broker Quote		$0.080	—
Preferred Securities
Banking & Finance	407	Discounted Cash Flow	Discount Rate		11.900	—

Financial Derivative Instruments - Assets
Over the counter	224	Indicative Market Quotation	Broker Quote		0.191-4.267	4.098

Total	$156,311

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Utilities to Communication Services since prior fiscal year end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO ESG Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Altice France SA
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$1,894	$1,886

Spa Holdings 3 OYJ
8.211% (TSFR3M + 4.512%) due 05/23/2030 ~		299	296

Total Loan Participations and Assignments (Cost $2,188)			2,182

CORPORATE BONDS & NOTES 25.2%

BANKING & FINANCE 14.0%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		500	473

ACEF Holding SCA
0.750% due 06/14/2028	EUR	500	542

AIB Group PLC
2.875% due 05/30/2031 •		400	462
6.608% due 09/13/2029 •		$500	523

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	335

Ally Financial, Inc.
2.200% due 11/02/2028		800	754
8.000% due 11/01/2031		450	500

American Homes 4 Rent LP
5.500% due 02/01/2034		450	454

American Tower Corp.
2.100% due 06/15/2030		500	450
3.100% due 06/15/2050		300	193

Asian Development Bank
6.720% due 02/08/2028	INR	187,400	1,936

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(f)(g)		$200	191

Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,236
6.204% due 11/10/2028 •		1,600	1,644

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	842

Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,012
7.385% due 11/02/2028 •		800	833

BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	356
7.750% due 08/16/2029 •(f)(g)		1,000	1,032

Boston Properties LP
2.550% due 04/01/2032		150	129
3.400% due 06/21/2029		100	96

BPCE SA
2.045% due 10/19/2027 •		500	493
5.389% due 05/28/2031 •		1,080	1,095
5.748% due 07/19/2033 •		300	306

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	318

CNP Assurances SA
1.250% due 01/27/2029	EUR	500	543

Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(f)(g)		400	465

CoStar Group, Inc.
2.800% due 07/15/2030		$800	724

CPI Property Group SA
1.500% due 01/27/2031	EUR	100	90
4.000% due 01/22/2028 þ	GBP	200	255

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	510

Crown Castle, Inc.
3.100% due 11/15/2029		$400	378

CTP NV
1.250% due 06/21/2029	EUR	200	214
1.500% due 09/27/2031		500	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank AG
1.875% due 02/23/2028 •	EUR	200	$229

Digital Dutch Finco BV
1.000% due 01/15/2032		300	290
1.250% due 02/01/2031		200	204

EQT AB
0.875% due 05/14/2031		800	791
2.375% due 04/06/2028		800	903

Equinix, Inc.
3.900% due 04/15/2032		$400	378

First American Financial Corp.
2.400% due 08/15/2031		600	517

Ford Motor Credit Co. LLC
5.918% due 03/20/2028		1,400	1,418

FS KKR Capital Corp.
3.125% due 10/12/2028		400	365

Globalworth Real Estate Investments Ltd.
6.250% due 03/31/2030	EUR	376	443

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	353
2.615% due 04/22/2032 •		500	449

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	984

Grainger PLC
3.000% due 07/03/2030	GBP	100	119

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	296

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		115	115
3.750% due 09/15/2030		300	276

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	222
3.375% due 12/15/2029		600	570
3.500% due 09/15/2030		200	188
5.700% due 07/01/2034		300	303

Howard Hughes Corp.
4.375% due 02/01/2031		600	551

HSBC Holdings PLC
2.871% due 11/22/2032 •		700	627
6.254% due 03/09/2034 •		600	636

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	217
5.950% due 02/15/2028		400	380

ING Groep NV
2.727% due 04/01/2032 •		200	181
3.875% due 05/16/2027 •(f)(g)		200	193
4.250% due 05/16/2031 •(f)(g)		200	174
4.252% due 03/28/2033 •		500	482
4.875% due 05/16/2029 •(f)(g)		200	189
5.525% due 03/25/2036 •		300	304

Intesa Sanpaolo SpA
6.625% due 06/20/2033		700	760

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		500	528

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,245

Kilroy Realty LP
2.500% due 11/15/2032		200	163
2.650% due 11/15/2033		900	716

Legal & General Group PLC
5.625% due 03/24/2031 •(f)(g)	GBP	200	246

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	395
3.750% due 03/18/2028 •		500	497

Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	804

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	442

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.875% due 05/23/2042 •		400	409

NatWest Group PLC
5.125% due 05/12/2027 •(f)(g)	GBP	200	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NE Property BV
3.375% due 07/14/2027	EUR	300	$346

Nexi SpA
1.625% due 04/30/2026		550	635

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	663

Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)		500	464

Norinchukin Bank
5.094% due 10/16/2029		1,400	1,416

OneMain Finance Corp.
3.500% due 01/15/2027		781	767
7.125% due 11/15/2031 (j)		600	595

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	185

Prologis LP
4.200% due 02/15/2033	CAD	1,400	1,003

Regency Centers LP
3.700% due 06/15/2030		$100	97

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	517

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,383
6.534% due 01/10/2029 •		300	310

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	196
4.375% due 04/13/2032 (g)		500	489

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	345
1.750% due 11/24/2028		200	221

SLM Corp.
3.125% due 11/02/2026		$900	892

Standard Chartered PLC
2.678% due 06/29/2032 •		200	178
3.603% due 01/12/2033 •		200	182
6.301% due 01/09/2029 •		600	617
7.767% due 11/16/2028 •		500	524

Sun Communities Operating LP
4.200% due 04/15/2032		300	286

UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	177
5.959% due 01/12/2034 •		300	313

UDR, Inc.
3.100% due 11/01/2034		100	86

UniCredit SpA
5.459% due 06/30/2035 •		400	399

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	550

Vonovia SE
1.875% due 06/28/2028		600	672

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	98

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	746

ZF Finance GmbH
2.000% due 05/06/2027	EUR	700	798

			55,847

INDUSTRIALS 7.8%

180 Medical, Inc.
3.875% due 10/15/2029		$700	680

Accor SA
2.375% due 11/29/2028	EUR	900	1,008

Ball Corp.
3.125% due 09/15/2031		$580	523

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	100	109
6.500% due 07/10/2031		400	396

Beignet Investor LLC
6.581% due 05/30/2049		$6,980	7,182

Boise Cascade Co.
4.875% due 07/01/2030		500	492

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		$500	$457

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	158

Centene Corp.
2.625% due 08/01/2031		600	502
3.000% due 10/15/2030		500	439

Chobani LLC/Chobani Finance Corp., Inc.
7.625% due 07/01/2029		500	512

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		1,130	1,095

Discovery Global Holdings, Inc.
4.054% due 03/15/2029		500	484
5.050% due 03/15/2042		200	132

Fair Isaac Corp.
4.000% due 06/15/2028		570	554

Gap, Inc.
3.625% due 10/01/2029		250	234
3.875% due 10/01/2031		250	227

Graphic Packaging International LLC
2.625% due 02/01/2029	EUR	400	439

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	227
4.000% due 05/01/2031		200	188

Illumina, Inc.
2.550% due 03/23/2031		300	269

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	378

International Distribution Services PLC
7.375% due 09/14/2030		500	690

JDE Peet’s NV
2.250% due 09/24/2031		$800	696

Lenovo Group Ltd.
3.421% due 11/02/2030		400	378

Marks & Spencer PLC
3.250% due 07/10/2027	GBP	300	388

Metalsa SAPI de CV
3.750% due 05/04/2031		$450	391

Micron Technology, Inc.
2.703% due 04/15/2032		200	181

MSCI, Inc.
3.625% due 09/01/2030		600	567

NetApp, Inc.
5.500% due 03/17/2032		350	358
5.700% due 03/17/2035		350	357

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		380	370
5.250% due 07/17/2029	EUR	400	458

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		$300	269
5.000% due 01/15/2033		1,300	1,294

Oracle Corp.
2.300% due 03/25/2028		300	286
4.800% due 08/03/2028		280	280

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	198

Sartorius Finance BV
4.875% due 09/14/2035	EUR	600	717

Snam SpA
5.000% due 05/28/2030		$1,200	1,213

St. Mary’s Cement, Inc.
5.750% due 04/02/2034		400	412

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		600	542

VeriSign, Inc.
2.700% due 06/15/2031		400	358

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	441

Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	200	223
4.750% due 07/15/2031		$1,700	1,464

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weir Group, Inc.
5.350% due 05/06/2030		$600	$608

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029 (j)		800	826

ZF North America Capital, Inc.
6.750% due 04/23/2030		250	242

			30,892

UTILITIES 3.4%

AES Andes SA
6.300% due 03/15/2029		350	358

AES Corp.
2.450% due 01/15/2031		720	637
5.450% due 06/01/2028		300	303
7.600% due 01/15/2055 •		500	496

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	659

Clean Renewable Power Mauritius Pte. Ltd.
4.250% due 03/25/2027		147	144

Clearway Energy Operating LLC
5.750% due 01/15/2034		800	787

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		700	681

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	284

Edison International
6.250% due 03/15/2030		1,400	1,451

Greenko Wind Projects Mauritius Ltd.
7.250% due 09/27/2028		788	783

Iberdrola International BV
6.750% due 09/15/2033		250	273

India Green Power Holdings
4.000% due 02/22/2027		200	196

Nova Securitisation SARL
5.750% due 02/03/2031		1,000	969

Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,140

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		500	488

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	220

Solar Star Funding LLC
5.375% due 06/30/2035		130	130

Southwestern Public Service Co.
3.150% due 05/01/2050		100	65

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		255	256

TDC Net AS
5.056% due 05/31/2028	EUR	400	474

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	198

United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	600	680

Verizon Communications, Inc.
5.050% due 05/09/2033		$1,700	1,723

Vodafone Group PLC
5.125% due 06/04/2081 •		110	86

			13,481

Total Corporate Bonds & Notes (Cost $101,156)			100,220

U.S. GOVERNMENT AGENCIES 46.4%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2049 - 11/01/2053		3,734	3,531
4.500% due 06/01/2053 - 09/01/2053		3,126	3,027
5.000% due 02/01/2053 - 07/01/2054		9,025	8,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/01/2052 - 12/01/2053	$19,950	$20,123
6.500% due 02/01/2054 - 04/01/2055	12,329	12,757

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.839% due 11/25/2030 ~(a)	2,746	86

Federal National Mortgage Association
3.000% due 07/01/2052 - 01/01/2059	1,527	1,333
3.500% due 05/01/2056 - 08/01/2059	1,326	1,208
4.000% due 05/01/2053 - 05/01/2054	7,552	7,141
4.500% due 07/01/2052 - 05/01/2054	7,307	7,068
5.000% due 08/01/2052 -06/01/2054	19,957	19,710
5.500% due 12/01/2052 - 01/01/2055	7,137	7,181
6.000% due 10/01/2053 - 01/01/2055	2,469	2,520

Government National Mortgage Association
5.500% due 07/20/2053 - 08/20/2053	3,295	3,341

Government National Mortgage Association, TBA
5.000% due 05/01/2056	2,800	2,768

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	5,900	5,174
3.500% due 06/01/2056	9,400	8,599
4.000% due 04/01/2056	6,300	5,946
4.500% due 05/01/2056	3,600	3,471
5.000% due 05/01/2056	4,700	4,630
6.000% due 06/01/2056	34,380	34,995
6.500% due 05/01/2056	20,200	20,882

Total U.S. Government Agencies (Cost $183,036)		184,408

U.S. TREASURY OBLIGATIONS 13.1%

U.S. Treasury Bonds
4.250% due 08/15/2054	600	538
4.500% due 11/15/2054	3,200	2,990
4.625% due 11/15/2045	1,376	1,328
4.625% due 02/15/2046	200	193
4.750% due 02/15/2056	6,595	6,433
4.875% due 08/15/2045	203	202

U.S. Treasury Inflation Protected Securities (e)
0.875% due 02/15/2047 (n)	1,078	765
1.500% due 02/15/2053 (l)	656	504
0.125% due 01/15/2031 (l)	2,249	2,115
0.125% due 01/15/2032	9,855	9,072
1.375% due 07/15/2033	3,427	3,351
1.875% due 07/15/2034 (e)	7,151	7,189

U.S. Treasury Notes
2.750% due 08/15/2032	2,200	2,035
3.750% due 04/30/2027	700	700
3.875% due 09/30/2029 (l)	3,000	3,001
4.000% due 07/31/2032	6,300	6,269
4.125% due 02/15/2036	300	295
4.250% due 08/15/2035	330	329
4.500% due 04/15/2027	4,500	4,535

Total U.S. Treasury Obligations (Cost $51,843)		51,844

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%

1211 Avenue of the Americas Trust
4.142% due 08/10/2035 ~	2,300	2,113

280 Park Avenue Mortgage Trust
5.050% due 09/15/2034 •	1,000	990

Adjustable Rate Mortgage Trust
4.033% due 08/25/2036 •	603	207
4.353% due 08/25/2036 •	242	74

American Home Mortgage Assets Trust
3.983% due 12/25/2046 •	26	23
4.213% due 06/25/2037 •	110	108

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		$261,000	$0
6.537% due 09/15/2038 •		1,000	938

BBCCRE Trust
4.563% due 08/10/2033 ~		2,660	2,239

BBCMS Mortgage Trust
3.688% due 02/15/2053 ~		2,453	1,726

BBCMS Trust
4.957% due 08/10/2035 ~		900	837

Bear Stearns ALT-A Trust
4.113% due 06/25/2046 •		244	226

Beast Mortgage Trust
6.287% due 03/15/2036 •		500	107

Bridgegate Funding PLC
7.744% due 10/16/2062 •	GBP	950	1,258
8.744% due 10/16/2062 •		950	1,258

BSST Mortgage Trust
6.523% due 02/15/2037 •		$1,200	265

Chase Mortgage Finance Trust
4.531% due 03/25/2037 ~		89	84

CHL Mortgage Pass-Through Trust
4.135% due 02/25/2047 ~		32	29

CHL Reperforming Loan REMICS Trust
4.723% due 01/25/2034 ~		62	56

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		205	188

COMM Mortgage Trust
6.937% due 12/15/2038 •		1,000	977

Countrywide Alternative Loan Trust
4.173% due 10/25/2046 •		55	53
4.430% due 11/20/2035 •		111	101

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.629% due 04/25/2047 •		60	55

DOLP Trust
3.704% due 05/10/2041 ~		1,600	1,339

DROP Mortgage Trust
6.037% due 10/15/2043 •		1,000	992
6.537% due 10/15/2043 •		996	975

GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		200	187

HarborView Mortgage Loan Trust
4.299% due 06/19/2036 ~		113	46

IndyMac INDX Mortgage Loan Trust
4.133% due 01/25/2037 •		54	49
4.313% due 07/25/2035 •		333	222

JP Morgan Chase Commercial Mortgage Securities Trust
5.877% due 06/15/2038 •		1,000	856
6.087% due 03/15/2036 •		1,600	1,174
6.887% due 03/15/2036 •		300	164

KREST Commercial Mortgage Securities Trust
2.927% due 11/05/2044 ~		2,000	1,346

Merrill Lynch Alternative Note Asset Trust
4.193% due 03/25/2037 •		724	193

MFT Mortgage Trust
3.283% due 08/10/2040 ~		1,180	896
3.358% due 02/10/2042		100	84

Morgan Stanley Capital I Trust
5.087% due 12/15/2036 •		1,480	179
5.587% due 12/15/2036 •		1,097	24

Morgan Stanley Mortgage Loan Trust
4.113% due 06/25/2036 •		243	47

Natixis Commercial Mortgage Securities Trust
0.514% due 02/15/2039 ~(a)		23,885	329

NYO Commercial Mortgage Trust
6.332% due 11/15/2038 •		1,500	1,488

One New York Plaza Trust
4.737% due 01/15/2036 •		189	182
5.037% due 01/15/2036 •		1,000	946

RALI Trust
5.500% due 02/25/2036		181	151
6.000% due 06/25/2036		110	90
6.000% due 06/25/2037		166	135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
2.897% due 04/25/2037 •(a)		$510	$60
4.103% due 04/25/2037 •		510	93

SFO Commercial Mortgage Trust
5.587% due 05/15/2038 •		450	448
6.187% due 05/15/2038 •		450	447

Starwood Mortgage Trust
6.092% due 11/15/2036 •		1,100	1,099

Trinity Square PLC
5.044% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,800	2,384

VASA Trust
5.537% due 07/15/2039 •		$400	377
5.887% due 07/15/2039 •		400	371

Wells Fargo Commercial Mortgage Trust
5.204% due 09/15/2040 ~		1,700	1,693

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037		63	62

Worldwide Plaza Trust
3.526% due 11/10/2036		100	80
3.596% due 11/10/2036 ~		1,310	179

Total Non-Agency Mortgage-Backed Securities (Cost $40,780)			33,299

ASSET-BACKED SECURITIES 10.2%

AUTOMOBILE SEQUENTIAL 0.5%

FHF Issuer Trust
5.690% due 02/15/2030		433	436
5.890% due 06/15/2030		984	990

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		254	253

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		197	198

			1,877

CMBS OTHER 0.1%

Starwood Ltd.
5.894% due 04/18/2038 •		400	404

HOME EQUITY OTHER 2.6%

ACE Securities Corp. Home Equity Loan Trust
4.133% due 11/25/2036 •		455	186

Argent Securities Trust
4.093% due 07/25/2036 •		130	119

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.593% due 11/25/2034 •		300	286

Asset-Backed Securities Corp. Home Equity Loan Trust
3.891% due 01/25/2036 •		2,097	1,945
5.638% due 05/25/2035 •		403	387

Bear Stearns Asset-Backed Securities I Trust
4.073% due 11/25/2036 •		20	20
5.668% due 12/25/2034 •		197	199

Centex Home Equity Loan Trust
4.723% due 09/25/2034 •		52	51
4.753% due 03/25/2035 •		204	204

Countrywide Asset-Backed Certificates Trust
4.228% due 01/25/2045 •		243	231
4.273% due 03/25/2047 •		179	173

EquiFirst Mortgage Loan Trust
5.593% due 04/25/2035 •		210	195

GSAA Home Equity Trust
3.933% due 03/25/2036 •		48	15
6.948% due 06/25/2036 þ		211	45

Long Beach Mortgage Loan Trust
4.113% due 10/25/2036 •		717	218

MASTR Asset-Backed Securities Trust
4.693% due 10/25/2035 •		225	212

Merrill Lynch Mortgage Investors Trust
4.393% due 12/25/2036 •		926	897

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
4.528% due 10/25/2035 •		$1,800	$1,621

Residential Asset Securities Corporation Trust
4.673% due 08/25/2034 •		71	72

Structured Asset Investment Loan Trust
4.768% due 05/25/2035 •		1,639	1,550

Structured Asset Securities Corp. Mortgage Loan Trust
4.213% due 02/25/2037 •		62	61
4.228% due 07/25/2036 •		1,570	1,623

			10,310

WHOLE LOAN COLLATERAL 0.6%

First Franklin Mortgage Loan Trust
4.333% due 03/25/2036 •		1,508	1,467

Lehman XS Trust
4.133% due 10/25/2036 •		101	93

Residential Asset Mortgage Products Trust
4.783% due 10/25/2033 •		131	131
4.993% due 01/25/2035 •		626	610

Specialty Underwriting & Residential Finance Trust
4.963% due 12/25/2035 •		103	103

			2,404

OTHER ABS 6.4%

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •		1,300	1,301

Arbour CLO VI DAC
3.134% due 11/15/2037 •	EUR	2,600	3,006

Arbour CLO XIII DAC
3.584% due 08/15/2038 •		1,100	1,264

Capital Four CLO IV DAC
3.635% due 04/15/2038 •		1,600	1,850

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,800	3,231

CVC Cordatus Opportunity Loan Fund-R DAC
3.524% due 08/15/2033 •		1,400	1,617

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$740	639
4.950% due 07/20/2049		752	679

Grosvenor Place CLO DAC
4.208% due 08/15/2039 •	EUR	300	348

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$113	89

Margay CLO II DAC
3.244% due 07/15/2037 •	EUR	1,600	1,845

Mosaic Solar Loan Trust
2.640% due 01/20/2053		$463	406

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	3,200	3,699

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •		$998	999

Service Experts Issuer LLC
2.670% due 02/02/2032		168	165

Sunnova Helios XI Issuer LLC
5.300% due 05/20/2050		937	864

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		1,291	1,084

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		1,021	996

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		583	530

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		1,011	1,012

			25,624

Total Asset-Backed Securities (Cost $41,233)			40,619

SOVEREIGN ISSUES 5.9%

Brazil Government International Bonds
6.125% due 03/15/2034		700	700

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chile Government International Bonds
2.750% due 01/31/2027		$300	$296
3.500% due 01/31/2034		300	271
3.875% due 04/14/2036	EUR	700	783

Colombia Government International Bonds
6.500% due 01/21/2033		$4,400	4,314

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	592

Hungary Government International Bonds
4.000% due 07/25/2029		1,100	1,289

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	91,000	445
3.200% due 09/20/2055		81,000	469

Mexico Government International Bonds
2.250% due 08/12/2036	EUR	610	548
4.490% due 05/25/2032		1,100	1,266
4.875% due 05/16/2036		1,100	1,240
5.625% due 02/09/2034		$500	490

Mexico Udibonos
4.000% due 08/24/2034 (e)	MXN	1,230	64

Peru Government Bonds
6.850% due 08/12/2035	PEN	5,000	1,467
7.300% due 08/12/2033		4,800	1,511

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	2,400	133
8.875% due 02/28/2035		90,375	5,249

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	400	467

Romania Government International Bonds
2.000% due 04/14/2033		200	182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/18/2028	EUR	500	$597
6.375% due 09/18/2033		500	595

Serbia International Bonds
1.000% due 09/23/2028		300	321

Uruguay Government International Bonds
4.975% due 04/20/2055		$100	89

Total Sovereign Issues (Cost $22,951)			23,378

		SHARES
COMMON STOCKS 0.0%

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(b)(h)		1,017	63

Total Common Stocks (Cost $17)			63

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.1%

CaixaBank SA
5.875% due 10/09/2027 •(f)(g)		200,000	235

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)		100,000	99

			334

INDUSTRIALS 0.1%

SVB Financial Trust
11.000% due 11/07/2032		1,159	547

Total Preferred Securities (Cost $1,288)			881

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 17.4%

REPURCHASE AGREEMENTS (i) 17.2%
		$68,400

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
3.698% due 05/26/2026 - 07/21/2026 (c)(d)(n)	$791	784

Total Short-Term Instruments (Cost $69,184)		69,184

Total Investments in Securities (Cost $513,676)		506,078

Total Investments 127.4% (Cost $513,676)		$506,078

Financial Derivative Instruments (k)(m) 0.5% (Cost or Premiums, net $2,714)		2,012

Other Assets and Liabilities, net (27.9)%		(110,835)

Net Assets 100.0%		$397,255

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	04/26/2022 - 07/19/2023	$17	$63	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	03/31/2026	04/01/2026	$5,300	U.S. Treasury Notes 3.625% due 10/31/2030	$(5,421)	$5,300	$5,301
	3.680	04/01/2026	04/02/2026	31,900	U.S. Treasury Notes 4.125% due 03/31/2029	(32,540)	31,900	31,900
	3.710	03/31/2026	04/01/2026	31,200	U.S. Treasury Notes 4.125% due 03/31/2029	(31,867)	31,200	31,203

Total Repurchase Agreements						$(69,828)	$68,400	$68,404

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MSC	2.750%	12/12/2025	TBD	(3)	$(628)	$(633)
MYI	3.490	03/30/2026	04/10/2026		(162)	(163)

Total Reverse Repurchase Agreements						$(796)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2056	$750	$(601)	$(604)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	750	(628)	(631)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	6,400	(6,452)	(6,421)

Total Short Sales (1.9)%				$(7,681)	$(7,656)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$68,404	$0	$0	$68,404	$(69,828)	$(1,424)
MSC	0	(633)	0	(633)	826	193
MYI	0	(163)	0	(163)	198	35

Total Borrowings and Other Financing Transactions	$68,404	$(796)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(163)	$0	$(633)	$(796)

Total Borrowings	$0	$(163)	$0	$(633)	$(796)

Payable for reverse repurchase agreements					$(796)

(j)	Securities with an aggregate market value of $1,024 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(8,694) at a weighted average interest rate of 4.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	2	$2	$(1)	$(2)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	2	2	(1)	0

						$(2)	$(2)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	5	$5	$(1)	$(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	5	5	(1)	(1)

					$(2)	$(3)

Total Written Options					$(4)	$(5)

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	80	$5,948	$(29)	$56	$0
Euro-Bobl June Futures	06/2026	1	133	(3)	1	0
Euro-Bund June Futures	06/2026	6	870	(22)	6	0
Long Guilt June Futures	06/2026	69	8,018	(383)	60	0
U.S. Treasury 2-Year Note June Futures	06/2026	368	76,340	(568)	29	0
U.S. Treasury 5-Year Note June Futures	06/2026	296	32,021	(467)	41	0
U.S. Treasury 10-Year Note June Futures	06/2026	810	89,948	(1,620)	190	0
U.S. Treasury Long-Term Bond June Futures	06/2026	20	2,278	(74)	7	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	67	7,810	(55)	15	0

				$(3,221)	$405	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	4	$(963)	$15	$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	45	(5,108)	117	0	(13)

				$132	$0	$(13)

Total Futures Contracts				$(3,089)	$405	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.226%	EUR 200	$(1)	$5	$4	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.294	700	(10)	25	15	0	0

						$(11)	$30	$19	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$ 5,400	$200	$68	$268	$49	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	25,700	$(350)	$(746)	$(1,096)	$82	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	1	0	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	6	6	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,550	11	63	74	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	31	3	34	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	44	308	352	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(32)	(4)	(36)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	106	182	288	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		580,000	97	11	108	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		233,400	1	126	127	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		340,000	154	14	168	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		79,000	134	4	138	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		$250	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		30,800	(401)	398	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		11,200	250	(281)	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		500	0	13	13	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.420%	Semi-Annual	02/24/2027	$400	$0	$10	$10	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	17	17	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	33	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	(7)	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	126	(70)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	(81)	147	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	54,800	2,787	(1,595)	1,192	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	4	45	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	110	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	220	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	249	234	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	83	91	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	52	104	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(213)	(23)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	32	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	13,800	(751)	436	(315)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	110	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	12,400	(93)	69	(24)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	187	366	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	115	58	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	141	193	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	112	56	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	3	2	0	0

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.569%	Annual	08/14/2034	$200	$(1)	$5	$4	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	10	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(20)	(24)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	5	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	6	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	250	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,800	(435)	180	(255)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	400	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	400	(2)	(2)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	200	(1)	6	5	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035	110	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	290	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	6,900	(103)	25	(78)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	100	(1)	40	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	250	(3)	109	106	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	100	(30)	(10)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(33)	(35)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	2,400	149	432	581	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	100	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	100	(7)	(21)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	100	(1)	(4)	(5)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.015%	Annual	11/15/2053		$220	$0	$5	$5	$1	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	1	1	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		110	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	165	344	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		90	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,200	15	(66)	(51)	0	(9)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(209)	(209)	4	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(96)	(96)	2	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(243)	(250)	5	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		83,675	(39)	(184)	(223)	97	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	29	39	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	(77)	(92)	32	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		6,300	134	(298)	(164)	55	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(12)	(15)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(8)	(10)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		8,300	(2)	(122)	(124)	17	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	5	5	1	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		200	0	3	3	1	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	3	3	1	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	4	4	1	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		200	0	4	4	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	2	2	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,000	2	(49)	(47)	10	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		500	(11)	(3)	(14)	3	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	4	4	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	15	13	3	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(2)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(3)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	1	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	0	0	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		200	(1)	6	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		100	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	1	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	0	0	1	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	3	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	5	5	0	(1)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	(20)	(21)	3	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(6)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(7)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	6	6	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	3	3	0	(1)

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.520%	Annual	04/09/2035	EUR	100	$0	$3	$3	$0	$(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	4	4	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		700	12	14	26	0	(6)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		5,050	99	28	127	0	(56)

							$2,260	$(402)	$1,858	$381	$(307)

Total Swap Agreements							$2,449	$(304)	$2,145	$430	$(307)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$405	$430	$835	$(5)	$(13)	$ (307)	$ (325)

(l)

Securities with an aggregate market value of $1,759 and cash of $8,019 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $2
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	4		$1	$0	$0
	04/2026	CAD	1,367		1,000	17	0
	04/2026	INR	5,422		58	0	0
	04/2026	JPY	165,486		1,037	0	(5)
	04/2026		$1	BRL	4	0	0
	04/2026		58	INR	5,432	0	0
	04/2026		2	JPY	298	0	0
	05/2026		1,037		164,988	6	0
	06/2026	BRL	4		$1	0	0

BPS	04/2026	AUD	186		132	4	0
	04/2026	GBP	392		520	1	0
	05/2026		$46	KWD	14	0	(1)
	06/2026		33		10	0	0
	07/2026		21		6	0	0
	06/2027		16		5	0	0
	05/2029	KWD	70		$240	11	0
	07/2029		9		30	1	0
	05/2030		51		177	8	0

BRC	04/2026	GBP	6,619		8,952	191	0
	04/2026	ZAR	4,934		302	10	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	04/2026	JPY	913,993		$5,725	$0	$(34)
	04/2026		$9,431	GBP	7,085	0	(54)
	05/2026	GBP	7,085		$9,431	54	0
	05/2026		$5,725	JPY	911,239	34	0

CBK	04/2026	GBP	570		$762	8	0
	04/2026	INR	43,905		470	6	0
	04/2026		$605	GBP	451	0	(8)
	04/2026		470	INR	43,978	1	(3)
	08/2026	PEN	968		$287	11	0

GLM	04/2026	BRL	27,614		5,196	0	(135)
	04/2026		$5,299	BRL	27,614	32	0
	06/2026	BRL	11		$2	0	0
	06/2026		$5,196	BRL	27,982	135	0
	06/2026		2,898	MXN	50,559	0	(94)
	07/2026	BRL	10		$2	0	0

JPM	04/2026	INR	9,831		105	1	0
	04/2026		$105	INR	9,847	0	0
	04/2026	ZAR	13,174		$789	11	0
	05/2026		$2,825	MXN	50,648	0	(10)

MBC	04/2026	AUD	313		$218	2	0
	04/2026	GBP	257		341	1	0
	04/2026	JPY	352,045		2,202	0	(17)
	04/2026		$403	GBP	302	0	(3)
	04/2026		2,241	JPY	348,656	0	(45)
	05/2026		2,202		350,981	17	0

MYI	04/2026	INR	11,620		$122	0	0
	04/2026		$122	INR	11,675	2	0
	04/2026		21	JPY	3,297	0	0

SCX	04/2026		988	CAD	1,368	0	(5)
	04/2026		767	INR	70,737	0	(20)
	04/2026		1,028	JPY	160,416	0	(18)
	05/2026	CAD	1,366		$988	5	0

SOG	04/2026	EUR	37,397		44,266	1,041	0
	04/2026		$43,156	EUR	37,397	69	0
	04/2026		5,686	JPY	884,794	0	(111)
	05/2026	EUR	37,397		$43,223	0	(68)
	06/2026	PEN	9,634		2,860	102	0

SSB	04/2026	AUD	812		578	18	0
	04/2026		$219	JPY	34,188	0	(4)
	05/2026	AUD	1,311		$901	0	(3)

Total Forward Foreign Currency Contracts						$1,799	$(638)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	99

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	88

Total Purchased Options							$160	$200

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	600	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	600	(2)	(3)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	200	(1)	1
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	200	0	(1)

Total Written Options							$(5)	$(4)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.728%	$	1,000	$(44)	$47	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$91	$(11)	$80	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		190	44	(6)	38	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(3)	20	0

MYI	CMBX.NA.AAA.14 Index	0.500	Monthly	12/16/2072	$	2,100	0	4	4	0

							$158	$(16)	$142	$0

Total Swap Agreements							$114	$31	$145	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$23	$0	$80	$103	$(5)	$0	$0	$(5)	$98	$0	$98
BPS	25	0	38	63	(1)	0	0	(1)	62	0	62
BRC	201	0	0	201	0	0	0	0	201	(240)	(39)
BSH	88	0	0	88	(88)	0	0	(88)	0	0	0
CBK	26	0	0	26	(11)	0	0	(11)	15	0	15
GLM	167	109	0	276	(229)	(4)	0	(233)	43	82	125
JPM	12	0	20	32	(10)	0	0	(10)	22	0	22
MBC	20	0	0	20	(65)	0	0	(65)	(45)	0	(45)
MYC	0	91	3	94	0	0	0	0	94	84	178
MYI	2	0	4	6	0	0	0	0	6	0	6
SCX	5	0	0	5	(43)	0	0	(43)	(38)	0	(38)
SOG	1,212	0	0	1,212	(179)	0	0	(179)	1,033	(1,380)	(347)
SSB	18	0	0	18	(7)	0	0	(7)	11	0	11

Total Over the Counter	$1,799	$200	$145	$2,144	$(638)	$(4)	$0	$(642)

(n)

Securities with an aggregate market value of $166 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$405	$405
Swap Agreements	0	49	0	0	381	430

	$0	$49	$0	$0	$786	$835

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,799	$0	$1,799
Purchased Options	0	0	0	0	200	200
Swap Agreements	0	145	0	0	0	145

	$0	$145	$0	$1,799	$200	$2,144

	$0	$194	$0	$1,799	$986	$2,979

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	13	13
Swap Agreements	0	0	0	0	307	307

	$0	$0	$0	$0	$325	$325

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$638	$0	$638
Written Options	0	0	0	0	4	4

	$0	$0	$0	$638	$4	$642

	$0	$0	$0	$638	$329	$967

The effect of Financial Derivative Instruments on the Statement of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$64	$64
Futures	0	0	0	0	2,696	2,696
Swap Agreements	0	(73)	0	0	2,426	2,353

	$0	$(73)	$0	$0	$5,186	$5,113

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,385)	$0	$(3,385)
Written Options	0	0	0	0	145	145
Swap Agreements	0	88	0	0	0	88

	$0	$88	$0	$(3,385)	$145	$(3,152)

	$0	$15	$0	$(3,385)	$5,331	$1,961

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,063)	$(4,063)
Swap Agreements	0	67	0	0	(2,526)	(2,459)

	$0	$67	$0	$0	$(6,589)	$(6,522)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,108	$0	$2,108
Purchased Options	0	0	0	0	15	15
Written Options	0	0	0	0	(35)	(35)
Swap Agreements	0	(51)	0	0	0	(51)

	$0	$(51)	$0	$2,108	$(20)	$2,037

	$0	$16	$0	$2,108	$(6,609)	$(4,485)

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,182	$0	$2,182
Corporate Bonds & Notes
Banking & Finance	0	55,847	0	55,847
Industrials	0	30,892	0	30,892
Utilities	0	13,481	0	13,481
U.S. Government Agencies	0	184,408	0	184,408
U.S. Treasury Obligations	0	51,844	0	51,844
Non-Agency Mortgage-Backed Securities	0	33,299	0	33,299
Asset-Backed Securities
Automobile Sequential	0	1,877	0	1,877
CMBS Other	0	404	0	404
Home Equity Other	0	10,310	0	10,310
Whole Loan Collateral	0	2,404	0	2,404
Other ABS	0	25,624	0	25,624
Sovereign Issues	0	23,378	0	23,378
Common Stocks
Real Estate	0	0	63	63
Preferred Securities
Banking & Finance	0	334	0	334
Industrials	0	547	0	547
Short-Term Instruments
Repurchase Agreements	0	68,400	0	68,400

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
U.S. Treasury Bills	$0	$784	$0	$784

Total Investments	$0	$506,015	$63	$506,078

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,656)	$0	$(7,656)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	123	712	0	835
Over the counter	0	2,144	0	2,144

	$123	$2,856	$0	$2,979

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(323)	0	(325)
Over the counter	0	(642)	0	(642)

	$(2)	$(965)	$0	$(967)

Total Financial Derivative Instruments	$121	$1,891	$0	$2,012

Totals	$121	$500,250	$63	$500,434

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO High Yield Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%

B&G Foods, Inc.
7.168% (TSFR1M + 3.500%) due 10/10/2029 ~		$15,481	$14,542

Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ		2,674	2,465
7.750% due 12/09/2031 ~		9,272	8,774

Coreweave Compute Acquisition Co. IV LLC
9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		2,329	2,400

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~		7,821	7,225

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		16,625	15,652

Gray Television, Inc.
8.918% (TSFR1M + 5.250%) due 06/04/2029 ~		90	90

Ineos U.S. Finance LLC
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		28,165	24,698

McAfee LLC
6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		20,747	18,594

Newfold Digital Holdings Group, Inc.
9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		1,087	826

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000

Paradigm Parent LLC
8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		3,234	2,684

Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		1,945	1,664

Renaissance Holding Corp.
7.667% (TSFR3M + 4.000%) due 04/05/2030 ~		11,023	7,926

Spirit Airlines, Inc.
TBD% due 07/14/2026 «~		13,624	7,376
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~		1,221	1,209
TBD% due 07/14/2026 ~		1,588	1,572

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		30,398	26,750

TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~		2,057	2,060
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~		10,123	10,136
6.168% (TSFR1M + 2.500%) due 02/13/2033 ~		1,925	1,928

U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		3,825	3,897
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		4,508	4,258

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	2,000	2,541

Total Loan Participations and Assignments (Cost $201,930)			189,267

CORPORATE BONDS & NOTES 81.3%

BANKING & FINANCE 13.5%

123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$250	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~	$2,100	$2,177
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~	2,100	2,141

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	8,000	7,866
6.750% due 04/15/2028	3,000	3,018
7.000% due 01/15/2031	9,925	10,015

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	1,700	1,725

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	23,311	22,789

AmWINS Group, Inc.
4.875% due 06/30/2029	5,225	5,010
6.375% due 02/15/2029	3,150	3,170

Armor RE II Ltd.
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~	750	790

Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	21,917	22,756
8.375% due 02/01/2034	17,512	17,014

Bayou Re Ltd.
22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~	250	269

Black Pearl Compute LLC
6.125% due 02/15/2031	4,500	4,586

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	252
9.510% (FHMMUSTF + 6.000%) due 01/08/2029 ~	250	247

BNP Paribas SA
8.500% due 08/14/2028 •(f)(h)	8,000	8,341

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	6,269	6,155

Burford Capital Global Finance LLC
7.500% due 07/15/2033	6,325	5,274
9.250% due 07/01/2031	23,725	21,440

Cape Lookout Re Ltd.
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~	300	300
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~	850	887

Charles River Re Ltd.
11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~	250	257

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~	500	500

Coinbase Global, Inc.
3.375% due 10/01/2028	11,043	10,346

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	10,000	9,723

Diversified Healthcare Trust
4.375% due 03/01/2031	12,825	11,411
7.250% due 10/15/2030	6,321	6,383

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030	7,000	6,750

Encore Capital Group, Inc.
6.625% due 04/15/2031	700	697
8.500% due 05/15/2030	20,225	21,397
9.250% due 04/01/2029	6,325	6,625

Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~	1,100	1,115
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~	1,100	1,117
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~	630	641

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freedom Mortgage Corp.
6.625% due 01/15/2027		$6,900	$6,895
12.250% due 10/01/2030		18,375	19,840

Freedom Mortgage Holdings LLC
9.250% due 02/01/2029		6,400	6,491

FS KKR Capital Corp.
6.125% due 01/15/2031		11,318	10,627

FTAI Aviation Investors LLC
5.500% due 05/01/2028		8,300	8,304
7.000% due 05/01/2031		16,515	16,942

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		500	500

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		300	300
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		450	458

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		300	311

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		5,600	5,829

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	4,175	4,787

Highwoods Realty LP
3.050% due 02/15/2030		$1,700	1,569

Howard Hughes Corp.
5.875% due 03/01/2032		2,325	2,240

HUB International Ltd.
5.625% due 12/01/2029		8,850	8,592
7.250% due 06/15/2030		21,425	21,960

Hudson Pacific Properties LP
3.250% due 01/15/2030		3,850	3,116
5.950% due 02/15/2028		5,500	5,223

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		2,825	2,771
10.000% due 11/15/2029		10,775	10,628

Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		500	500
13.260% (FHMMUSTF + 9.750%) due 06/06/2027 ~		250	256
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		250	260
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		300	330

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		25,950	20,118

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.500% due 05/30/2029		12,855	12,115

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032		10,605	10,019

Iron Mountain, Inc.
4.500% due 02/15/2031		14,825	13,929
4.875% due 09/15/2027		13,196	13,179
4.875% due 09/15/2029		12,350	12,023
5.250% due 03/15/2028		2,469	2,459

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		23,250	23,605
7.125% due 04/30/2031		40,750	41,914

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		4,825	5,066

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,163

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$2,950	2,916
4.750% due 06/15/2029		2,075	2,012
7.000% due 07/15/2031		3,050	3,155

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		250	250

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		$1,150	$1,217

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		250	258

Millrose Properties, Inc.
6.250% due 09/15/2032		2,700	2,654
6.375% due 08/01/2030		5,825	5,827

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	180

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		$2,750	2,790

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		300	299
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259

Navient Corp.
6.750% due 06/15/2026		424	425

Newmark Group, Inc.
7.500% due 01/12/2029		30,400	31,888

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,925	3,860
5.625% due 09/29/2028		18,150	17,824
6.125% due 09/30/2030		26,350	25,346
6.950% due 09/15/2026		3,075	3,092

OneMain Finance Corp.
3.500% due 01/15/2027		9,009	8,845
5.375% due 11/15/2029		9,000	8,686
6.125% due 05/15/2030		10,050	9,834
6.750% due 09/15/2033		12,300	11,809
7.500% due 05/15/2031		11,250	11,317

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	304

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027		$13,314	13,206

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		250	258
13.240% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	262

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		7,650	5,990

Panther Escrow Issuer LLC
7.125% due 06/01/2031		23,325	23,415

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		6,685	6,703

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,329
5.750% due 09/15/2031		5,200	4,818
7.125% due 11/15/2030		10,450	10,393
7.875% due 12/15/2029		7,650	7,830

Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		250	250
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		1,300	1,341

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		15,000	14,549
5.750% due 03/15/2034		100	99

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,105	2,096
4.000% due 09/15/2029		8,600	8,061

Rocket Cos., Inc.
6.125% due 08/01/2030		22,025	22,242
6.500% due 08/01/2029		15,440	15,633
7.125% due 02/01/2032		7,250	7,479

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% due 03/01/2029		4,100	3,885
3.875% due 03/01/2031		5,800	5,355

SBA Communications Corp.
3.125% due 02/01/2029		20,500	19,438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Service Properties Trust
0.000% due 09/30/2028 (e)		$15,100	$13,757

SLM Corp.
6.500% due 01/31/2030		3,675	3,610

Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	996
5.250% due 10/15/2028		4,550	4,501
5.750% due 01/15/2031		17,675	17,476
6.000% due 04/15/2030		4,425	4,419
6.500% due 07/01/2030		6,875	7,025
6.500% due 10/15/2030		4,775	4,846

Synchrony Financial
7.250% due 02/02/2033		1,000	1,022

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		250	258
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		300	311
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		250	252

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250

UniCredit SpA
5.459% due 06/30/2035 •		14,200	14,180

Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		250	248

Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		550	562

USI, Inc.
7.500% due 01/15/2032		500	507

UWM Holdings LLC
6.250% due 03/15/2031		7,200	6,563

Veraison Re Ltd.
7.691% (GSMMUSTI + 4.150%) due 03/08/2029 ~		250	250
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	254

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		7,400	7,609

Vornado Realty LP
3.400% due 06/01/2031		4,270	3,805
5.750% due 02/01/2033		2,575	2,527

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	299

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	256

WULF Compute LLC
7.750% due 10/15/2030		10,210	10,795

			965,018

INDUSTRIALS 62.8%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		13,950	13,326
3.875% due 01/15/2028		20,000	19,561
4.000% due 10/15/2030		18,800	17,680
4.375% due 01/15/2028		9,000	8,880

1261229 BC Ltd.
10.000% due 04/15/2032		51,430	52,700

ADT Security Corp.
5.875% due 10/15/2033		8,025	7,780

Advance Auto Parts, Inc.
7.000% due 08/01/2030		20,300	20,578

Advanced Drainage Systems, Inc.
5.375% due 03/01/2034		100	98

Advantage Sales & Marketing, Inc.
9.000% due 11/15/2030		3,550	2,645

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028		21,543	21,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Albertsons Cos., Inc.
5.625% due 03/31/2032	$28,050	$27,639

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.750% due 03/31/2034	5,925	5,804

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	35,516	36,325

Allied Universal Holdco LLC
7.875% due 02/15/2031	3,025	3,121

Allison Transmission, Inc.
3.750% due 01/30/2031	9,675	9,012
4.750% due 10/01/2027	2,425	2,411

Altice France SA
6.875% due 10/15/2030	10,310	9,872

Alumina Pty. Ltd.
6.125% due 03/15/2030	1,850	1,889

AMC Networks, Inc.
10.500% due 07/15/2032	11,125	10,991

American Airlines Pass-Through Trust
3.375% due 11/01/2028	2,465	2,435

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	2,834	2,838
5.750% due 04/20/2029	20,525	20,426

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	17,283	16,397
4.000% due 01/15/2028	9,125	8,960

ams-OSRAM AG
12.250% due 03/30/2029	1,200	1,277

APi Group DE, Inc.
4.125% due 07/15/2029	19,750	18,824

APLD ComputeCo 2 LLC
6.750% due 03/15/2031	9,350	9,288

Aramark Services, Inc.
5.000% due 02/01/2028	12,325	12,259

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	6,175	5,878
6.250% due 01/30/2031	2,361	2,343

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029	125	125

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	8,900	6,705

ATS Corp.
4.125% due 12/15/2028	11,000	10,609

Avantor Funding, Inc.
4.625% due 07/15/2028	8,650	8,448

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	18,201	17,772
5.750% due 07/15/2027	2,818	2,812

Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/2031	25	26

Axalta Coating Systems LLC
3.375% due 02/15/2029	19,100	18,086

Axon Enterprise, Inc.
6.125% due 03/15/2030	7,916	8,067
6.250% due 03/15/2033	6,022	6,152

B&G Foods, Inc.
8.000% due 09/15/2028	13,750	13,557

Ball Corp.
2.875% due 08/15/2030	24,475	22,291

Bausch & Lomb Corp.
8.375% due 10/01/2028	20,340	21,026

Beacon Mobility Corp.
7.250% due 08/01/2030	8,775	9,071

Beignet Investor LLC
6.581% due 05/30/2049	17,525	18,032

BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034	1,780	1,754

BKV Upstream Midstream LLC
7.500% due 10/15/2030	500	506

Block, Inc.
2.750% due 06/01/2026	10,850	10,808

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 06/01/2031	$26,075	$23,732
5.625% due 08/15/2030	16,500	16,418
6.000% due 08/15/2033	3,600	3,544
6.500% due 05/15/2032	16,200	16,358

Boise Cascade Co.
4.875% due 07/01/2030	800	787

Bombardier, Inc.
8.750% due 11/15/2030	7,678	8,175

Brink’s Co.
4.625% due 10/15/2027	4,125	4,074

Builders FirstSource, Inc.
4.250% due 02/01/2032	24,457	22,546
5.000% due 03/01/2030	12,100	11,793

BWX Technologies, Inc.
4.125% due 06/30/2028	4,350	4,233
4.125% due 04/15/2029	11,025	10,607

Caesars Entertainment, Inc.
4.625% due 10/15/2029	475	457
6.000% due 10/15/2032	1,525	1,405
6.500% due 02/15/2032	11,600	11,474

Carnival Corp.
4.000% due 08/01/2028	3,000	2,931
5.125% due 05/01/2029	350	348
5.750% due 03/15/2030	7,950	8,017
5.750% due 08/01/2032	37,600	37,635
5.875% due 06/15/2031	250	253

Carpenter Technology Corp.
5.625% due 03/01/2034	725	719

Carvana Co.
9.000% due 06/01/2030	11,025	11,477
9.000% due 06/01/2031	7,075	7,655

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	22,375	20,408
4.500% due 08/15/2030	27,000	25,248
4.500% due 05/01/2032	9,575	8,562
4.750% due 03/01/2030	26,800	25,447
5.000% due 02/01/2028	14,575	14,464
5.125% due 05/01/2027	1,692	1,691
5.375% due 06/01/2029	8,775	8,660
7.000% due 02/01/2033 (j)	9,565	9,601
7.375% due 02/01/2036 (j)	6,750	6,728

Celanese U.S. Holdings LLC
1.400% due 08/05/2026	8,102	7,991
6.500% due 04/15/2030 (j)	2,450	2,502
7.000% due 02/15/2031	450	462

Centene Corp.
2.450% due 07/15/2028	400	373

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	7,685	5,720

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029	1,125	811

Cerdia Finanz GmbH
9.375% due 10/03/2031	25,018	24,906

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	4,353	4,283
7.625% due 07/01/2029	4,553	4,658

Chord Energy Corp.
6.000% due 10/01/2030	13,275	13,459
6.750% due 03/15/2033	12,350	12,758

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	9,225	8,510
5.250% due 05/15/2030	6,175	5,824
6.000% due 01/15/2029	11,942	11,818
6.125% due 04/01/2030	5,475	4,766
6.875% due 04/15/2029	3,025	2,912
9.750% due 01/15/2034	25,950	26,965
10.875% due 01/15/2032	11,859	12,738

Churchill Downs, Inc.
4.750% due 01/15/2028	21,900	21,617
5.500% due 04/01/2027	375	375
6.750% due 05/01/2031	5,700	5,814

Cipher Compute LLC
7.125% due 11/15/2030	2,575	2,671

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	5,775	5,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	$425	$445
7.500% due 03/15/2033	225	238

Cleveland-Cliffs, Inc.
6.750% due 04/15/2030	6,000	5,857
7.000% due 03/15/2032	9,625	9,325
7.500% due 09/15/2031	8,325	8,312
7.625% due 01/15/2034	13,265	12,972

Cloud Software Group, Inc.
6.500% due 03/31/2029	36,525	35,669
6.625% due 08/15/2033	11,800	10,502
8.250% due 06/30/2032	9,602	9,115

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	7,100	6,978
6.750% due 04/15/2032	2,275	2,155
6.875% due 01/15/2030	9,350	9,100
8.750% due 04/15/2030	22,450	20,967

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (j)	19,375	16,915
7.000% due 06/15/2027	9,500	9,397

Coherent Corp.
5.000% due 12/15/2029	21,075	20,690

Columbus McKinnon Corp.
7.125% due 02/01/2033	13,069	13,075

CompoSecure Holdings LLC
5.625% due 02/01/2033	5,125	5,011

Comstock Resources, Inc.
5.875% due 01/15/2030	4,150	4,021
6.750% due 03/01/2029	12,310	12,167

Connect Finco SARL/Connect U.S. Finco LLC
9.000% due 09/15/2029	2,000	2,104

CoreWeave, Inc.
9.000% due 02/01/2031	15,420	14,692
9.250% due 06/01/2030	9,595	9,332

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	18,105	17,665

Crescent Energy Finance LLC
7.375% due 01/15/2033	7,950	7,954
7.875% due 04/15/2032	675	690
8.375% due 01/15/2034	5,475	5,728

Crocs, Inc.
4.125% due 08/15/2031	5,000	4,504

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	20,971	19,962

CVR Energy, Inc.
7.500% due 02/15/2031	5,100	5,142

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031	4,000	3,953

Czechoslovak Group AS
6.500% due 01/10/2031	19,200	19,644

Danaos Corp.
6.875% due 10/15/2032	2,575	2,619

DaVita, Inc.
4.625% due 06/01/2030	2,525	2,429
6.875% due 09/01/2032	5,400	5,537

Dcli Bidco LLC
7.750% due 11/15/2029	7,550	7,641

Deluxe Corp.
8.125% due 09/15/2029	1,350	1,403

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030	14,782	15,624

Directv Financing LLC
8.875% due 02/01/2030	689	688

Discovery Communications LLC
3.625% due 05/15/2030	4,050	3,770
3.950% due 03/20/2028	12,675	12,425
6.350% due 06/01/2040	1,100	812

Discovery Global Holdings, Inc.
3.755% due 03/15/2027	5,457	5,393
4.054% due 03/15/2029	9,150	8,858
4.279% due 03/15/2032	14,495	12,846
5.050% due 03/15/2042	22,625	14,962

DISH DBS Corp.
5.125% due 06/01/2029	75	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 12/01/2026		$2,000	$1,984
5.750% due 12/01/2028		1,825	1,766
7.375% due 07/01/2028		1,425	1,384

DISH Network Corp.
11.750% due 11/15/2027		18,211	18,772

EchoStar Corp.
10.750% due 11/30/2029		31,594	34,149

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)		13,725	13,876

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		15,450	15,393

Element Solutions, Inc.
3.875% due 09/01/2028		8,500	8,281

Ellucian Holdings, Inc.
6.500% due 12/01/2029		5,475	5,361

Esab Corp.
5.625% due 04/01/2031		3,750	3,786

Excelerate Energy LP
8.000% due 05/15/2030		8,800	9,216

Fair Isaac Corp.
4.000% due 06/15/2028		3,100	3,011
6.250% due 09/15/2034		6,650	6,546

Fibercop SpA
6.000% due 09/30/2034		675	644
6.375% due 11/15/2033		7,050	6,984
7.200% due 07/18/2036		2,800	2,787

First Quantum Minerals Ltd.
7.250% due 02/15/2034		1,300	1,324

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		13,250	12,693

Flora Food Management BV
7.500% due 10/31/2030	EUR	7,125	8,162

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		$187	177
4.500% due 09/15/2027		8,176	8,103
5.875% due 04/15/2030		3,147	3,188

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031		6,325	6,294

Froneri Lux FinCo SARL
6.000% due 08/01/2032		8,625	8,418

Frontier Communications Holdings LLC
6.000% due 01/15/2030		19,200	19,327

Gap, Inc.
3.625% due 10/01/2029		9,129	8,534
3.875% due 10/01/2031		1,150	1,043

GFL Environmental, Inc.
3.500% due 09/01/2028		8,000	7,784
4.000% due 08/01/2028		14,900	14,495
4.375% due 08/15/2029		1,500	1,460

Global Medical Response, Inc.
7.375% due 10/01/2032		10,500	10,913

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029		12,100	11,271
5.250% due 12/01/2027		1,727	1,721

goeasy Ltd.
6.875% due 05/15/2030		700	581
6.875% due 02/15/2031		400	322
7.375% due 10/01/2030		6,175	5,120
9.250% due 12/01/2028		3,365	3,133

Graphic Packaging International LLC
3.750% due 02/01/2030		850	781

Gray Media, Inc.
4.750% due 10/15/2030		7,025	5,428
5.375% due 11/15/2031		3,225	2,397
9.625% due 07/15/2032		17,600	17,615
10.500% due 07/15/2029 (j)		5,355	5,694

Griffon Corp.
5.750% due 03/01/2028		14,945	14,925

Grifols SA
4.750% due 10/15/2028		6,000	5,881

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	4,225	4,850

Gulfport Energy Operating Corp.
6.750% due 09/01/2029		$4,150	4,249

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HealthEquity, Inc.
4.500% due 10/01/2029	$11,800	$11,431

Hertz Corp.
12.625% due 07/15/2029	3,900	3,425

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	19,000	17,283
3.750% due 05/01/2029	9,400	9,003
4.000% due 05/01/2031	12,100	11,366

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029	2,075	1,971

Hologic, Inc.
3.250% due 02/15/2029	17,675	17,655

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	15,245	15,821

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	125	125

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	8,750	8,901

Imola Merger Corp.
4.750% due 05/15/2029	12,400	12,060

Industrial F&B Investments III, Inc.
7.750% due 02/11/2033	4,900	4,955

INEOS Finance PLC
6.750% due 05/15/2028	4,000	3,870

Ingevity Corp.
3.875% due 11/01/2028	46,104	44,292

Installed Building Products, Inc.
5.625% due 02/01/2034	3,800	3,717

Insulet Corp.
6.500% due 04/01/2033	4,850	4,954

IQVIA, Inc.
6.250% due 06/01/2032	8,225	8,363

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	29,225	27,659

KBR, Inc.
4.750% due 09/30/2028	1,982	1,945

Kodiak Gas Services LLC
5.875% due 04/01/2031	1,300	1,307
6.500% due 10/01/2033	7,125	7,207
6.750% due 10/01/2035	275	280
7.250% due 02/15/2029	2,850	2,954

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	2,975	3,040

Lamar Media Corp.
3.625% due 01/15/2031	2,800	2,593
3.750% due 02/15/2028	5,565	5,416
4.000% due 02/15/2030	4,800	4,584

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	4,000	3,956

LBM Acquisition LLC
6.250% due 01/15/2029	23,575	17,256

Level 3 Financing, Inc.
6.875% due 06/30/2033	4,525	4,611
7.000% due 03/31/2034	22,325	22,868

LifePoint Health, Inc.
8.375% due 02/15/2032	3,825	4,088
9.875% due 08/15/2030	9,575	10,138
11.000% due 10/15/2030	23,070	24,840

Light & Wonder International, Inc.
7.500% due 09/01/2031	1,700	1,746

Lithia Motors, Inc.
3.875% due 06/01/2029	1,000	950
4.625% due 12/15/2027	5,175	5,122
5.500% due 10/01/2030	8,850	8,677

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	9,175	8,955

Lsf12 Helix Parent LLC
7.125% due 02/01/2033	3,450	3,329

Madison IAQ LLC
4.125% due 06/30/2028	11,427	11,168

Masterbrand, Inc.
7.000% due 07/15/2032	1,675	1,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Matador Resources Co.
6.250% due 04/15/2033	$23,124	$23,160
6.500% due 04/15/2032	14,101	14,265

Match Group Holdings II LLC
3.625% due 10/01/2031	2,975	2,649
4.625% due 06/01/2028	5,000	4,891
5.000% due 12/15/2027	10,482	10,445

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	13,000	13,009

Maxam Prill SARL
7.750% due 07/15/2030	3,625	3,696

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	6,659	6,589
7.375% due 09/01/2031	4,500	4,597

Medline Borrower LP
5.250% due 10/01/2029 (j)	1,000	992

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	11,625	9,711

Michaels Cos., Inc.
8.500% due 03/15/2033	15,575	15,179

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	9,125	8,855

Mineral Resources Ltd.
7.000% due 04/01/2031	7,225	7,390

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	200	192

MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030	16,455	14,230

Motion Finco SARL
8.375% due 02/15/2032	11,075	9,163

Murphy Oil USA, Inc.
3.750% due 02/15/2031	9,775	9,089
5.625% due 05/01/2027	5,250	5,256

Nabors Industries, Inc.
7.625% due 11/15/2032	30,550	31,292

National Mentor Holdings, Inc.
10.500% due 12/15/2030	19,425	20,065

NCL Corp. Ltd.
6.750% due 02/01/2032	7,375	7,324
7.750% due 02/15/2029	2,125	2,214

NCR Atleos Corp.
9.500% due 04/01/2029	5,650	6,051

NCR Voyix Corp.
5.125% due 04/15/2029	7,000	6,702
5.250% due 10/01/2030	10,500	9,949

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	5,600	5,620
9.500% due 02/15/2033	6,000	5,829
10.375% due 05/15/2031	10,900	11,008

Newfold Digital Holdings Group, Inc.
9.419% due 04/30/2029	7,517	6,074

Nexstar Media, Inc.
6.500% due 09/15/2033	15,500	15,627
7.250% due 04/15/2034 (a)	12,410	12,460

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	5,385	5,242
4.810% due 09/17/2030	1,300	1,182

Noble Finance II LLC
8.000% due 04/15/2030	31,864	32,823

Nordstrom, Inc.
4.250% due 08/01/2031	1,850	1,667
4.375% due 04/01/2030	250	234
5.000% due 01/15/2044	6,000	4,011

Northriver Midstream Finance LP
6.750% due 07/15/2032	15,875	15,933

Novelis Corp.
4.750% due 01/30/2030	9,450	8,947

NuStar Logistics LP
6.375% due 10/01/2030	13,625	14,095

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (a)	6,900	7,154
8.750% due 07/01/2034 (a)	4,375	4,583

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odeon Finco PLC
12.750% due 11/01/2027	$1,150	$1,188

Olin Corp.
6.625% due 04/01/2033	9,025	8,840

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	5,906	5,645
7.250% due 02/15/2033	10,525	10,051

ON Semiconductor Corp.
3.875% due 09/01/2028	13,000	12,552

Open Text Corp.
3.875% due 12/01/2029	1,375	1,230

Open Text Holdings, Inc.
4.125% due 02/15/2030	8,040	7,191
4.125% due 12/01/2031	4,525	3,865

Option Care Health, Inc.
4.375% due 10/31/2029	15,000	14,467

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	11,775	11,433

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	5,100	4,536

Paramount Global
3.375% due 02/15/2028	1,175	1,139
3.700% due 06/01/2028	6,825	6,604
4.200% due 06/01/2029	3,780	3,611
4.375% due 03/15/2043	5,665	3,429
4.600% due 01/15/2045	13,959	8,347
4.850% due 07/01/2042	2,675	1,710
4.900% due 08/15/2044	11,085	6,897
4.950% due 01/15/2031	7,100	6,580
5.250% due 04/01/2044	1,430	906
5.850% due 09/01/2043	9,600	6,670
6.875% due 04/30/2036	4,525	3,972
7.875% due 07/30/2030	2,215	2,313

Park River Holdings, Inc.
8.000% due 03/15/2031	2,075	2,067

Performance Food Group, Inc.
4.250% due 08/01/2029	15,225	14,637
5.625% due 03/01/2034	3,275	3,162

Permian Resources Operating LLC
5.875% due 07/01/2029	9,709	9,726
6.250% due 02/01/2033	1,575	1,605
7.000% due 01/15/2032	7,750	8,030
8.000% due 04/15/2027	2,900	2,904

Perrigo Finance Unlimited Co.
5.150% due 06/15/2030	1,700	1,537

Petco Health & Wellness Co., Inc.
8.250% due 02/01/2031	2,250	2,248

Pilgrim’s Pride Corp.
3.500% due 03/01/2032	3,200	2,908

Post Holdings, Inc.
4.500% due 09/15/2031	9,850	9,170
4.625% due 04/15/2030	20,475	19,670
6.500% due 03/15/2036	23,975	23,503

Precision Drilling Corp.
6.875% due 01/15/2029	2,400	2,419

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	9,300	9,651

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	3,000	2,922

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	11,050	10,745
6.250% due 04/01/2029	24,743	24,801

PTC, Inc.
4.000% due 02/15/2028	6,205	6,052

Qnity Electronics, Inc.
5.750% due 08/15/2032	3,950	3,960

Quikrete Holdings, Inc.
6.375% due 03/01/2032	27,665	28,073

QXO Building Products, Inc.
6.750% due 04/30/2032	19,925	20,341

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	3,025	3,003
9.750% due 04/15/2029	20,950	22,347
11.250% due 02/15/2027	5,800	6,010

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rand Parent LLC
8.500% due 02/15/2030	$4,975	$5,111

Range Resources Corp.
4.750% due 02/15/2030	5,025	4,903

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	25,365	24,475

RB Global Holdings, Inc.
7.750% due 03/15/2031	1,475	1,530

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031	15,625	15,195

ROBLOX Corp.
3.875% due 05/01/2030	10,600	9,968

Rogers Communications, Inc.
6.875% due 07/31/2056 •	1,125	1,130
7.000% due 04/15/2055 •	1,400	1,406
7.125% due 04/15/2055 •	1,650	1,689

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	6,515	6,338

Sabre GLBL, Inc.
10.750% due 03/15/2030	138	117

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	4,800	4,748

Seadrill Finance Ltd.
8.375% due 08/01/2030	24,475	25,328

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	7,988	7,738
5.750% due 12/01/2034	200	200
5.875% due 07/15/2030	280	285
9.625% due 12/01/2032	10,000	11,123

Service Corp. International
3.375% due 08/15/2030	14,875	13,733

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	26,950	25,955

Sirius XM Radio LLC
3.125% due 09/01/2026	10,275	10,217
3.875% due 09/01/2031 (j)	25,525	23,198
4.125% due 07/01/2030	26,645	24,966
5.000% due 08/01/2027	4,479	4,475
5.875% due 04/15/2032	15,050	14,965

Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% due 01/15/2032	2,975	2,982

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	3,245	3,167

SM Energy Co.
5.000% due 10/15/2026	4,550	4,545
6.750% due 08/01/2029	6,054	6,150
8.750% due 07/01/2031	18,650	19,504
9.625% due 06/15/2033	3,480	3,847

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	4,550	4,518

Snap, Inc.
6.875% due 03/01/2033	17,347	16,394
6.875% due 03/15/2034	21,000	19,769

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	2,825	2,455

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	11,964	11,924

SS&C Technologies, Inc.
5.500% due 09/30/2027	1,700	1,702
6.500% due 06/01/2032	2,875	2,877

Stagwell Global LLC
5.625% due 08/15/2029	27,675	26,372

Standard Industries, Inc.
3.375% due 01/15/2031	24,100	21,618
4.375% due 07/15/2030	4,575	4,315
4.750% due 01/15/2028	5,000	4,946

Staples, Inc.
10.750% due 09/01/2029	8,400	7,775

Star Parent, Inc.
9.000% due 10/01/2030	6,075	6,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Station Casinos LLC
4.500% due 02/15/2028	$16,400	$16,083
4.625% due 12/01/2031	3,002	2,806
6.625% due 03/15/2032	1,440	1,447

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	5,750	5,997

Sunoco LP
4.500% due 10/01/2029	3,000	2,901
5.625% due 03/15/2031	12,800	12,750
7.000% due 05/01/2029	9,325	9,582

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	3,550	3,464

Synergy Infrastructure Holdings LLC
7.875% due 12/01/2030	3,080	3,147

Talos Production, Inc.
9.000% due 02/01/2029	4,200	4,375

Teleflex, Inc.
4.625% due 11/15/2027	5,059	5,018

Tenet Healthcare Corp.
4.375% due 01/15/2030	7,300	7,075
5.125% due 11/01/2027	100	100
5.500% due 11/15/2032	17,725	17,574
6.125% due 10/01/2028	5,000	5,014

Teva Pharmaceutical Finance Netherlands III BV
6.000% due 12/01/2032	13,285	13,643

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030	1,000	1,013

TGS ASA
8.500% due 01/15/2030	18,188	19,068

Tidewater, Inc.
9.125% due 07/15/2030	3,350	3,572

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	2,730	2,725

TopBuild Corp.
3.625% due 03/15/2029	24,571	23,420
4.125% due 02/15/2032	22,558	20,819

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	11,445	10,121

TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,534
6.000% due 01/15/2033	15,000	15,008
6.250% due 01/31/2034	4,800	4,857
6.375% due 03/01/2029	23,400	23,866
6.875% due 12/15/2030	14,625	14,995
7.125% due 12/01/2031	3,750	3,875

Transocean Aquila Ltd.
8.000% due 09/30/2028	615	633

Transocean International Ltd.
7.875% due 10/15/2032	10,388	11,107
8.250% due 05/15/2029	1,550	1,602
8.500% due 05/15/2031	12,025	12,619
8.750% due 02/15/2030	5,145	5,367

Travel & Leisure Co.
4.625% due 03/01/2030	1,075	1,026

Trivium Packaging Finance BV
8.250% due 07/15/2030	2,151	2,252

Twilio, Inc.
3.625% due 03/15/2029	3,000	2,871
3.875% due 03/15/2031	6,200	5,788

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	6,225	6,021

U.S. Foods, Inc.
4.625% due 06/01/2030	7,000	6,822
4.750% due 02/15/2029	23,375	23,081
6.875% due 09/15/2028	3,525	3,607

UKG, Inc.
6.875% due 02/01/2031	21,951	21,472

United Airlines Holdings, Inc.
4.875% due 03/01/2029	18,300	17,945
5.375% due 03/01/2031	975	956

United Rentals North America, Inc.
3.750% due 01/15/2032	5,200	4,772
3.875% due 02/15/2031	1,000	941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/15/2030	$10,000	$9,506
4.875% due 01/15/2028	2,000	1,993
5.375% due 11/15/2033	3,050	2,969
6.125% due 03/15/2034	8,200	8,313

Uniti Services LLC
7.500% due 10/15/2033	11,650	12,120

Univision Communications, Inc.
4.500% due 05/01/2029	16,268	15,295
7.375% due 06/30/2030	3,500	3,432
8.000% due 08/15/2028	5,400	5,484
8.500% due 07/31/2031	975	980
9.375% due 08/01/2032	16,525	17,043

USA Compression Partners LP/USA Compression Finance Corp.
7.125% due 03/15/2029	2,000	2,047

Valaris Ltd.
8.375% due 04/30/2030	24,925	25,840

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	12,675	11,238
4.125% due 08/15/2031	5,200	4,826

Venture Global LNG, Inc.
7.000% due 01/15/2030	31,950	32,639
8.125% due 06/01/2028	3,000	3,070
8.375% due 06/01/2031	17,925	18,651
9.500% due 02/01/2029	12,700	13,739
9.875% due 02/01/2032	4,362	4,687

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	31,875	32,799
6.500% due 01/15/2034	10,350	10,796
6.500% due 06/15/2034	15,075	15,702
6.750% due 01/15/2036	7,166	7,595
7.500% due 05/01/2033	13,575	14,930
7.750% due 05/01/2035	4,300	4,822

Veritiv Operating Co.
10.500% due 11/30/2030	6,775	7,049

Versant Media Group, Inc.
7.250% due 01/30/2031	6,050	6,197

Vertiv Group Corp.
4.125% due 11/15/2028	15,000	14,782

Viking Cruises Ltd.
5.875% due 10/15/2033	5,325	5,261
7.000% due 02/15/2029	4,300	4,310
9.125% due 07/15/2031	20,200	21,321

Virgin Media Finance PLC
5.000% due 07/15/2030	13,100	10,749

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	11,400	10,119
5.500% due 05/15/2029	26,825	25,744

Viridien
10.000% due 10/15/2030	3,402	3,623

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (j)	4,800	4,151
7.875% due 05/01/2027 (j)	12,425	12,276
9.500% due 06/01/2028	19,533	19,099

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031	12,480	10,751
6.750% due 01/15/2033	3,220	2,881
7.750% due 04/15/2032	16,300	15,645

VOC Escrow Ltd.
5.000% due 02/15/2028	6,250	6,227

Voyager Parent LLC
9.250% due 07/01/2032	10,375	10,778

VZ Secured Financing BV
5.000% due 01/15/2032	6,691	5,742
7.500% due 01/15/2033	30,825	29,083

Wayfair LLC
6.750% due 11/15/2032	3,000	3,025
7.250% due 10/31/2029	3,743	3,823
7.750% due 09/15/2030	3,380	3,522

WBI Operating LLC
6.250% due 10/15/2030	7,325	7,374

Weatherford International Ltd.
6.750% due 10/15/2033	26,925	27,529

WESCO Distribution, Inc.
5.250% due 04/15/2031	7,060	7,035

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WEX, Inc.
6.500% due 03/15/2033	$350	$343

Whirlpool Corp.
6.500% due 06/15/2033	2,075	1,968

White Cap Supply Holdings LLC
7.375% due 11/15/2030	3,725	3,616

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	2,480	2,515

Williams Scotsman, Inc.
4.625% due 08/15/2028	542	534

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	12,275	12,838

WR Grace Holdings LLC
5.625% due 08/15/2029	4,300	3,959
6.625% due 08/15/2032	7,250	7,071
7.000% due 08/01/2033	4,625	4,496

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	8,600	8,406

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027	16,000	15,951

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	8,000	7,901
7.125% due 02/15/2031	12,500	13,110

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029	1,100	1,135

Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	13,033
4.625% due 01/31/2032	4,200	4,014
4.750% due 01/15/2030	4,800	4,723
6.875% due 11/15/2037	550	600

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)	5,943	5,912

Zebra Technologies Corp.
6.500% due 06/01/2032	425	428

ZF North America Capital, Inc.
6.750% due 04/23/2030	23,210	22,469
6.875% due 04/23/2032	1,600	1,522
7.500% due 03/24/2031	5,825	5,726

Ziggo Bond Co. BV
5.125% due 02/28/2030	3,300	2,835

Ziggo BV
4.875% due 01/15/2030	21,900	20,472

ZipRecruiter, Inc.
5.000% due 01/15/2030	3,650	2,111

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	12,400	10,318

		4,495,095

UTILITIES 5.0%

AES Corp.
6.950% due 07/15/2055 •	9,300	8,686

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	6,059	6,323

American Electric Power Co., Inc.
5.800% due 03/15/2056 •	7,950	7,859

Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028	1,775	1,776

Clearway Energy Operating LLC
4.750% due 03/15/2028	11,350	11,205

Constellation Energy Generation LLC
3.750% due 03/01/2031	16,000	15,273
4.625% due 02/01/2029	3,685	3,641
5.000% due 02/01/2031	15,000	15,046

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	9,900	10,024

Edison International
8.125% due 06/15/2053 •	4,150	4,228

Electricite de France SA
9.125% due 03/15/2033 •(f)	9,600	11,120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Emera U.S. Finance LLC
6.650% due 10/01/2056 •	$6,475	$6,477
6.850% due 10/01/2056 •	3,750	3,756

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	8,900	8,864
7.875% due 05/15/2032	14,442	14,862
8.000% due 05/15/2033	4,350	4,498
8.875% due 04/15/2030	2,000	2,090

Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/2029	2,343	2,312
6.000% due 04/15/2030	2,000	1,948
6.250% due 11/01/2028	2,900	2,916
6.875% due 05/15/2034	9,100	8,909

Lightning Power LLC
7.250% due 08/15/2032	7,300	7,594

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	7,400	7,628

NRG Energy, Inc.
3.375% due 02/15/2029	8,925	8,465
3.625% due 02/15/2031	2,425	2,234
5.750% due 07/15/2029	17,764	17,746

PacifiCorp
7.125% due 08/15/2056 •	20,225	19,112
7.375% due 09/15/2055 •	5,170	4,944

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028	3,100	3,029

PBF Holding Co. LLC/PBF Finance Corp.
7.875% due 09/15/2030	5,450	5,600
9.875% due 03/15/2030	4,775	5,121

PG&E Corp.
6.850% due 09/15/2056 •	9,200	9,095
7.375% due 03/15/2055 •	5,950	5,993

Puget Energy, Inc.
7.000% due 09/15/2056 •	3,550	3,524
7.250% due 09/15/2056 •	3,750	3,736

Sierra Pacific Power Co.
6.375% due 09/15/2056 •	7,475	7,416

Talen Energy Supply LLC
6.250% due 02/01/2034	15,800	15,635

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031	6,900	6,814

TerraForm Power Operating LLC
5.000% due 01/31/2028	7,900	7,817

TXNM Energy, Inc.
7.000% due 07/31/2056 •	10,200	10,175

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750% due 04/15/2028	15,625	15,554

Veon Midco BV
3.375% due 11/25/2027	15,705	14,909

Vistra Operations Co. LLC
4.375% due 05/01/2029	17,725	17,314
5.000% due 07/31/2027	1,560	1,555
7.750% due 10/15/2031	3,350	3,511

Vodafone Group PLC
5.125% due 06/04/2081 •	800	622

VoltaGrid LLC
7.375% due 11/01/2030	4,000	4,133

		361,089

Total Corporate Bonds & Notes (Cost $5,853,261)		5,821,202

U.S. TREASURY OBLIGATIONS 8.6%

U.S. Treasury Notes
0.750% due 04/30/2026 (l)	178,000	177,580
3.375% due 02/29/2028	91,650	90,934
3.500% due 02/28/2031 (j)	148,850	145,972
3.625% due 12/31/2030	165,700	163,464
3.750% due 10/31/2032	925	906
4.250% due 05/15/2035	29,625	29,551

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 08/15/2035	$4,029	$4,015

Total U.S. Treasury Obligations (Cost $614,930)		612,422

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. (c)	548,816	137

Total Common Stocks (Cost $8,168)		137

WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	602,610	48

Total Warrants (Cost $7,327)		48

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS (i) 4.0%
		289,700

U.S. TREASURY BILLS 0.2%
3.682% due 04/21/2026 -07/21/2026 (d)(e)(l)(n)	$13,800	13,719

Total Short-Term Instruments (Cost $303,419)		303,419

Total Investments in Securities (Cost $6,989,035)		6,926,495

	SHARES
INVESTMENTS IN AFFILIATES 7.2%

MUTUAL FUNDS 1.8%

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	860,342	43,593

PIMCO Senior Loan Active Exchange-Traded Fund	1,697,595	83,826

Total Mutual Funds (Cost $128,852)		127,419

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III	39,543,136	385,111

Total Short-Term Instruments (Cost $385,001)		385,111

Total Investments in Affiliates (Cost $513,853)		512,530

Total Investments 103.9% (Cost $7,502,888)		$7,439,025

Financial Derivative Instruments (k)(m) 0.1% (Cost or Premiums, net $31,615)		7,580

Other Assets and Liabilities, net (4.0)%		(284,135)

Net Assets 100.0%		$7,162,470

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$60,500	U.S. Treasury Notes 4.125% due 03/31/2029	$(61,714)	$60,500	$60,500
	3.710	03/31/2026	04/01/2026	137,700	U.S. Treasury Notes 4.125% due 03/31/2029	(140,641)	137,700	137,714
SAL	3.670	04/01/2026	04/02/2026	100	U.S. Treasury Notes 3.625% due 03/31/2028	(102)	100	100
	3.720	03/31/2026	04/01/2026	91,400	U.S. Treasury Bills 0.000% due 04/28/2026	(93,269)	91,400	91,410

Total Repurchase Agreements						$(295,726)	$289,700	$289,724

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	3.000%	12/19/2025	TBD	(3)	$(8,675)	$(8,750)
	3.000	03/20/2026	05/01/2026		(5,451)	(5,457)
	3.450	12/12/2025	TBD	(3)	(8,140)	(8,226)
JPS	3.500	03/26/2026	04/02/2026		(55,789)	(55,821)
MSC	3.000	03/20/2026	05/01/2026		(2,053)	(2,055)
	3.400	03/20/2026	05/01/2026		(3,438)	(3,442)
	3.500	03/20/2026	05/01/2026		(1,925)	(1,927)
	3.550	03/20/2026	05/01/2026		(5,940)	(5,947)
	3.550	03/31/2026	05/01/2026		(7,307)	(7,307)

Total Reverse Repurchase Agreements						$(98,932)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$198,214	$0	$0	$198,214	$(202,355)	$(4,141)
BRC	0	(22,433)	0	(22,433)	25,778	3,345
JPS	0	(55,821)	0	(55,821)	55,898	77
MSB	0	0	0	0	372	372
MSC	0	(20,678)	0	(20,678)	26,895	6,217
SAL	91,510	0	0	91,510	(93,371)	(1,861)

Total Borrowings and Other Financing Transactions	$289,724	$(98,932)	$0

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(26,135)	$(16,976)	$(43,111)
U.S. Treasury Obligations	0	(55,821)	0	0	(55,821)

Total Borrowings	$0	$(55,821)	$(26,135)	$(16,976)	$(98,932)

Payable for reverse repurchase agreements					$(98,932)

(j)	Securities with an aggregate market value of $108,571 and cash of $372 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(27,821) at a weighted average interest rate of 3.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	1,605	$332,950	$(1,125)	$48	$(76)
U.S. Treasury 5-Year Note June Futures	06/2026	3,555	384,579	(5,389)	500	0
U.S. Treasury 10-Year Note June Futures	06/2026	5,974	663,394	(2,545)	1,139	(51)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	467	53,012	(1,182)	139	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	381	44,410	(1,465)	83	0

				$(11,706)	$1,909	$(127)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	77	$(11,160)	$298	$0	$(81)

Total Futures Contracts				$(11,408)	$1,909	$(208)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Charter Communications	5.000%	Quarterly	12/20/2030	2.600%		$13,375	$1,293	$46	$1,339	$15	$0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		3,875	(14)	16	2	1	0
Telecom Italia spa	1.000	Quarterly	12/20/2029	0.794	EUR	1,075	(22)	32	10	0	(2)

							$1,257	$94	$1,351	$16	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$	335,437	$23,701	$(5,477)	$18,224	$3,014	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		263,875	10,535	2,547	13,082	2,408	0

						$34,236	$(2,930)	$31,306	$5,422	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2027	$261,300	$(2,583)	$(540)	$(3,123)	$75	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,375	(4,424)	3,461	(963)	0	(151)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	76,737	251	510	761	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	1,442	(191)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	28,700	1,511	(865)	646	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	48,483	(202)	61	(141)	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	22,000	5	4	9	0	(23)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.916	Annual	11/15/2053	65,150	0	2,586	2,586	230	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	1,584	0	42	42	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053	1,900	0	24	24	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	30,350	3,334	1,464	4,798	111	0

						$(3,741)	$8,189	$4,448	$429	$(384)

Total Swap Agreements						$31,752	$5,353	$37,105	$5,867	$(386)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,909	$5,867	$7,776	$0	$(208)	$(386)	$(594)

(l)

Securities with an aggregate market value of $86,900 and cash of $7,953 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026		$690	CAD	945	$0	$(11)

CBK	04/2026	EUR	8,402		$9,755	44	0
	04/2026	GBP	842		1,127	13	0

	04/2026		$1,205	GBP	894	0	(22)
DUB	04/2026		1,193	AUD	1,739	7	0

	05/2026	AUD	1,739		$1,193	0	(7)

FAR	04/2026		666		472	13	0

GLM	05/2026	GBP	245		324	0	0

IND	04/2026	EUR	14,583		17,219	364	0

JPM	04/2026		$9,856	EUR	8,397	0	(150)

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	04/2026	EUR	780		$909	$7	$0
	04/2026	GBP	1,505		2,009	17	0
	05/2026		1,208		1,593	0	(6)

SCX	04/2026	CAD	946		684	3	0
	05/2026		$684	CAD	945	0	(3)

SOG	04/2026	EUR	8,442		$9,988	231	0
	04/2026		$27,476	EUR	23,810	44	0
	05/2026	EUR	23,810		$27,519	0	(43)

SSB	04/2026	AUD	1,073		764	23	0

Total Forward Foreign Currency Contracts						$766	$(242)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Nissan Motor Co. Ltd.	1.000%	Quarterly	12/20/2030	2.738%	JPY	104,700	$(53)	$4	$0	$(49)

JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		49,900	(26)	3	0	(23)

MYC	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		29,900	(15)	1	0	(14)

NGF	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		84,700	(43)	3	0	(40)

Total Swap Agreements								$(137)	$11	$0	$(126)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(11)	$0	$0	$(11)	$(11)	$0	$(11)
CBK	57	0	0	57	(22)	0	0	(22)	35	0	35
DUB	7	0	0	7	(7)	0	0	(7)	0	0	0
FAR	13	0	0	13	0	0	0	0	13	0	13
GST	0	0	0	0	0	0	(49)	(49)	(49)	0	(49)
IND	364	0	0	364	0	0	0	0	364	(320)	44
JPM	0	0	0	0	(150)	0	(23)	(173)	(173)	272	99
MBC	24	0	0	24	(6)	0	0	(6)	18	0	18
MYC	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
NGF	0	0	0	0	0	0	(40)	(40)	(40)	0	(40)
SCX	3	0	0	3	(3)	0	0	(3)	0	0	0
SOG	275	0	0	275	(43)	0	0	(43)	232	(270)	(38)
SSB	23	0	0	23	0	0	0	0	23	0	23

Total Over the Counter	$766	$0	$0	$766	$(242)	$0	$(126)	$(368)

(n)

Securities with an aggregate market value of $272 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,909	$1,909
Swap Agreements	0	5,438	0	0	429	5,867

	$0	$5,438	$0	$0	$2,338	$7,776

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$766	$0	$766

	$0	$5,438	$0	$766	$2,338	$8,542

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$208	$208
Swap Agreements	0	2	0	0	384	386

	$0	$2	$0	$0	$592	$594

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$242	$0	$242
Swap Agreements	0	126	0	0	0	126

	$0	$126	$0	$242	$0	$368

	$0	$128	$0	$242	$592	$962

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,953	$8,953
Swap Agreements	0	33,393	0	0	(3,782)	29,611

	$0	$33,393	$0	$0	$5,171	$38,564

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(367)	$0	$(367)
Written Options	0	24	0	0	0	24
Swap Agreements	0	3	0	0	0	3

	$0	$27	$0	$(367)	$0	$(340)

	$0	$33,420	$0	$(367)	$5,171	$38,224

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(17,041)	$(17,041)
Swap Agreements	0	900	0	0	5,423	6,323

	$0	$900	$0	$0	$(11,618)	$(10,718)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$692	$0	$692
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$692	$0	$703

	$0	$911	$0	$692	$(11,618)	$(10,015)

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$152,227	$37,040	$189,267
Corporate Bonds & Notes
Banking & Finance	0	963,855	1,163	965,018
Industrials	0	4,495,095	0	4,495,095
Utilities	0	361,089	0	361,089
U.S. Treasury Obligations	0	612,422	0	612,422
Common Stocks
Industrials	137	0	0	137
Warrants
Industrials	0	0	48	48
Short-Term Instruments
Repurchase Agreements	0	289,700	0	289,700
U.S. Treasury Bills	0	13,719	0	13,719

	$137	$6,888,107	$38,251	$6,926,495

Investments in Affiliates, at Value
Mutual Funds	127,419	0	0	127,419
Short-Term Instruments
Central Funds Used for Cash Management Purposes	385,111	0	0	385,111

	$512,530	$0	$0	$512,530

Total Investments	$512,667	$6,888,107	$38,251	$7,439,025

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$7,776	$0	$7,776
Over the counter	0	766	0	766

	$0	$8,542	$0	$8,542

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(513)	0	(594)
Over the counter	0	(368)	0	(368)

	$(81)	$(881)	$0	$(962)

Total Financial Derivative Instruments	$(81)	$7,661	$0	$7,580

Totals	$512,586	$6,895,768	$38,251	$7,446,605

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Schedule of Investments	PIMCO High Yield Spectrum Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.1%

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	$753	$756

Clearwater Analytics LLC
5.675% (TSFR1M + 2.000%) due 04/21/2032 ~	796	796

Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ	198	182
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~	1,390	1,334

Columbus McKinnon Corp.
7.200% (TSFR3M + 3.500%) due 02/03/2033 ~	619	617

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~	884	817
6.418% (TSFR1M + 2.750%) due 03/26/2032 ~	298	275

Cyberswift U.S. Finco LLC
7.646% (TSFR3M + 4.000%) due 10/08/2032 ~	500	494

Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	105	105
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	428	441

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	1,300	1,224

Galaxy U.S. Opco, Inc.
12.667% (TSFR3M + 5.250%) due 07/31/2030 ~	502	435

Global Medical Response, Inc.
7.170% (TSFR3M + 3.500%) due 10/01/2032 ~	500	499

Golden State Food LLC
TBD% (TSFR3M + 3.500%) due 12/04/2031 ~	469	470

Ineos U.S. Finance LLC
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~	582	510

ION Platform Finance U.S., Inc.
7.450% (TSFR3M + 3.750%) due 10/07/2032 ~	800	647

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~	1,795	1,765

McAfee LLC
6.668% (TSFR1M + 3.000%) due 03/01/2029 ~	794	712

MH Sub I LLC
7.918% (TSFR1M + 4.250%) due 12/31/2031 ~	988	663

Modena Buyer LLC
7.917% (TSFR3M + 4.250%) due 07/01/2031 ~	203	183

MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~	44	44

Neptune Bidco U.S., Inc.
8.760% (TSFR3M + 5.000%) due 02/03/2033 ~	1,000	956

Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~	72	24

Ontario Gaming GTA LP
7.950% (TSFR3M + 4.250%) due 08/01/2030 ~	549	515

Paradigm Parent LLC
8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	1,369	1,136

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		$796	$681

Petco Health & Wellness Co., Inc.
7.950% (TSFR3M + 4.250%) due 02/03/2031 ~		550	539

Polaris Newco LLC
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		399	352

QualityTech LP
7.173% (TSFR1M + 3.500%) due 10/30/2031 «~		990	989

QuidelOrtho Corp.
7.668% (TSFR1M + 4.000%) due 08/20/2032 ~		498	498

Rockpoint Gas Storage Partners LP
6.200% (TSFR3M + 2.500%) due 09/18/2031 ~		393	395

Specialty Building Products Holdings LLC
7.518% (TSFR1M + 3.750%) due 10/16/2028 ~		742	636

Spirit Airlines, Inc.
TBD% due 07/14/2026 «~		156	84
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~		14	14
TBD% due 07/14/2026 ~		18	18

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	525	533

Stonepeak Bayou Holdings LP
6.450% (TSFR3M + 2.750%) due 10/01/2032 ~		$500	487

Subcalidora 2
7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,000	1,130

TransDigm, Inc.
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~		$1,731	1,734
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~		1,570	1,572

Transnet SOC Ltd.
10.658% due 03/02/2028 «~	ZAR	10,857	633

Trident TPI Holdings, Inc.
7.450% (TSFR3M + 3.750%) due 09/15/2028 ~		$745	708

U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		1,125	1,146
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		788	744

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		900	895

Veritiv Corp.
7.700% (TSFR3M + 4.000%) due 12/02/2030 ~		518	505

Total Loan Participations and Assignments (Cost $30,904)			29,893

CORPORATE BONDS & NOTES 75.7%

BANKING & FINANCE 13.3%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% due 01/15/2031		1,500	1,514
7.375% due 10/01/2032		350	347

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/2029		100	97

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028		1,500	1,466

Ally Financial, Inc.
8.000% due 11/01/2031		100	111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmWINS Group, Inc.
6.375% due 02/15/2029		$700	$705

Asurion LLC/Asurion Co-Issuer, Inc.
8.375% due 02/01/2034		1,000	972

Atrium Finance PLC
2.625% due 09/05/2027	EUR	375	411

Barclays PLC
9.625% due 12/15/2029 •(g)(h)		$700	764

Black Pearl Compute LLC
6.125% due 02/15/2031		650	662

Brandywine Operating Partnership LP
8.875% due 04/12/2029		200	203

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.750% due 05/15/2026		261	261

Burford Capital Global Finance LLC
6.875% due 04/15/2030		1,100	972
7.500% due 07/15/2033		575	479

Canary Wharf Group Investment Holdings PLC
3.375% due 04/23/2028	GBP	300	374

Cantor Fitzgerald LP
7.200% due 12/12/2028		$300	312

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030		458	437

Diversified Healthcare Trust
7.250% due 10/15/2030		1,250	1,262

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030		800	771

Encore Capital Group, Inc.
4.250% due 06/01/2028	GBP	750	952
6.625% due 04/15/2031		$500	498
8.500% due 05/15/2030		900	952
9.250% due 04/01/2029		500	524

Ford Motor Credit Co. LLC
5.918% due 03/20/2028		575	583

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	600

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		350	345
9.125% due 05/15/2031		700	712

FS KKR Capital Corp.
3.125% due 10/12/2028		800	731
6.125% due 01/15/2031		900	845

FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,450	1,451

GGAM Finance Ltd.
8.000% due 02/15/2027		300	303

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		250	259

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	575	659

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		$400	368

HUB International Ltd.
7.250% due 06/15/2030		1,900	1,947

Hudson Pacific Properties LP
3.950% due 11/01/2027		325	307

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		300	294
9.000% due 06/15/2030		300	282

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	5,910,000	485

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		$1,025	795

ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029		500	466

Iron Mountain, Inc.
4.500% due 02/15/2031		775	728

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		200	203
7.125% due 04/30/2031		1,500	1,543

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferson Capital Holdings LLC
8.250% due 05/15/2030		$500	$522

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		375	235

Lion/Polaris Lux Midco SARL
5.747% (EUR003M + 3.625%) due 07/01/2029 ~	EUR	600	695

Midcap Financial Issuer Trust
6.500% due 05/01/2028		$125	121

Millrose Properties, Inc.
6.375% due 08/01/2030		450	450

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		375	380

Nature Coast Re Ltd.
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259

Navient Corp.
9.375% due 07/25/2030		300	293

Newmark Group, Inc.
7.500% due 01/12/2029		650	682

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		625	585

OneMain Finance Corp.
5.375% due 11/15/2029		1,000	965
6.125% due 05/15/2030		1,750	1,712
6.750% due 09/15/2033		900	864
7.500% due 05/15/2031		475	478

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		800	626

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,200	1,205

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029		500	480

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		775	777

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		150	139
6.875% due 05/15/2032		750	725

Rfna LP
7.875% due 02/15/2030		500	478

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,100	1,067

Rocket Cos., Inc.
6.125% due 08/01/2030		2,375	2,398
6.500% due 08/01/2029		400	405
7.125% due 02/01/2032		100	103

SBA Communications Corp.
3.875% due 02/15/2027		1,100	1,089

Service Properties Trust
0.000% due 09/30/2028 (e)		1,400	1,275

SLM Corp.
3.125% due 11/02/2026		1,050	1,041
6.500% due 01/31/2030		475	467

Starwood Property Trust, Inc.
5.250% due 10/15/2028		400	396
6.500% due 10/15/2030		500	507

Sunrise FinCo I BV
4.875% due 07/15/2031		600	572

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	90	115

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	971	182

UBS Group AG
9.250% due 11/13/2028 •(g)(h)		$100	107

USI, Inc.
7.500% due 01/15/2032		1,000	1,014

UWM Holdings LLC
6.250% due 03/15/2031		700	638

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		630	648

Vornado Realty LP
5.750% due 02/01/2033		1,600	1,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
10.040% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	$256

WULF Compute LLC
7.750% due 10/15/2030		650	687

			56,160

INDUSTRIALS 59.2%

1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030		3,950	3,715

1261229 BC Ltd.
10.000% due 04/15/2032		2,100	2,152

ADT Security Corp.
4.875% due 07/15/2032		400	374

Advance Auto Parts, Inc.
7.000% due 08/01/2030		1,900	1,926

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029		625	597

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		2,275	2,327

Allison Transmission, Inc.
3.750% due 01/30/2031		875	815

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029		854	874

Altice France SA
6.875% due 10/15/2030		510	488
9.500% due 11/01/2029		2,483	2,511

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		142	142
5.750% due 04/20/2029		200	199

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	664
4.000% due 01/15/2028		700	687

ams-OSRAM AG
12.250% due 03/30/2029		325	346

Apache Corp.
4.875% due 11/15/2027		1,000	1,006

APLD ComputeCo 2 LLC
6.750% due 03/15/2031		600	596

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000% due 09/01/2028	EUR	600	655

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		$400	400
6.625% due 10/15/2032		100	102

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		200	151

AthenaHealth Group, Inc.
6.500% due 02/15/2030		1,150	1,081

ATS Corp.
4.125% due 12/15/2028		482	465

Avis Budget Finance PLC
7.000% due 02/28/2029	EUR	200	228

Axalta Coating Systems LLC
3.375% due 02/15/2029		$1,125	1,065

Axon Enterprise, Inc.
6.125% due 03/15/2030		1,725	1,758

B&G Foods, Inc.
8.000% due 09/15/2028		1,050	1,035

Ball Corp.
2.875% due 08/15/2030		1,850	1,685

Bausch & Lomb Corp.
8.375% due 10/01/2028		400	413

Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	69
5.000% due 01/30/2028		300	254
11.000% due 09/30/2028		289	295

Beacon Mobility Corp.
7.250% due 08/01/2030		1,225	1,266

BKV Upstream Midstream LLC
7.500% due 10/15/2030		175	177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Block, Inc.
3.500% due 06/01/2031		$1,250	$1,138
6.000% due 08/15/2033		950	935
6.500% due 05/15/2032		1,475	1,489

Builders FirstSource, Inc.
4.250% due 02/01/2032		1,355	1,249
5.000% due 03/01/2030		1,075	1,048

BWX Technologies, Inc.
4.125% due 06/30/2028		950	924

Caesars Entertainment, Inc.
6.500% due 02/15/2032		575	569

Carnival Corp.
4.000% due 08/01/2028		1,500	1,465
5.125% due 05/01/2029		600	596
5.750% due 03/15/2030		700	706
5.750% due 08/01/2032		1,200	1,201
5.875% due 06/15/2031		500	506

Carvana Co.
9.000% due 06/01/2030		345	359
9.000% due 06/01/2031		670	725

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030		2,350	2,197
4.500% due 05/01/2032		1,975	1,766
4.500% due 06/01/2033		500	436
5.125% due 05/01/2027		615	615
5.375% due 06/01/2029		400	395
7.000% due 02/01/2033		1,000	1,004

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		700	715

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		400	298

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,750	1,742

Cerved Group SpA
6.000% due 02/15/2029	EUR	50	51

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$275	271

Chord Energy Corp.
6.000% due 10/01/2030		600	608
6.750% due 03/15/2033		875	904

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		800	738
5.250% due 05/15/2030		675	637
6.000% due 01/15/2029		500	495
6.125% due 04/01/2030		400	348
6.875% due 04/15/2029		600	578
9.750% due 01/15/2034		700	727
10.875% due 01/15/2032		160	172

Churchill Downs, Inc.
5.750% due 04/01/2030		650	643

Cidron Aida Finco SARL
7.000% due 10/27/2031	EUR	400	438

Cirsa Finance International SARL
5.150% (EUR003M + 3.000%) due 10/15/2032 ~		500	576

CITGO Petroleum Corp.
8.375% due 01/15/2029		$400	413

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	302

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032		900	872
7.625% due 01/15/2034		500	489

Cloud Software Group, Inc.
6.625% due 08/15/2033		800	712
9.000% due 09/30/2029		1,325	1,279

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	295
6.750% due 04/15/2032		475	450
6.875% due 01/15/2030		300	292
8.750% due 04/15/2030		1,850	1,728

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		900	786
7.000% due 06/15/2027		300	296

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbus McKinnon Corp.
7.125% due 02/01/2033		$1,058	$1,059

CompoSecure Holdings LLC
5.625% due 02/01/2033		600	587

Comstock Resources, Inc.
5.875% due 01/15/2030		575	557
6.750% due 03/01/2029		200	198

CoreWeave, Inc.
9.000% due 02/01/2031		800	762
9.250% due 06/01/2030		825	802

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		1,000	976

Crescent Energy Finance LLC
7.625% due 04/01/2032		700	711
7.875% due 04/15/2032		250	256

Crocs, Inc.
4.125% due 08/15/2031		250	225

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,400	1,333

CSC Holdings LLC
4.125% due 12/01/2030		1,050	631
5.375% due 02/01/2028		175	130
5.500% due 04/15/2027		375	326
5.750% due 01/15/2030		1,325	504
7.500% due 04/01/2028		350	193
11.750% due 01/31/2029		1,175	850

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031		500	494
6.375% due 04/15/2034		300	292

DaVita, Inc.
4.625% due 06/01/2030		700	673

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		1,575	1,665

Discovery Global Holdings, Inc.
4.279% due 03/15/2032		2,375	2,105
5.050% due 03/15/2042		850	562

DISH DBS Corp.
5.125% due 06/01/2029		50	45
5.250% due 12/01/2026		1,000	992
5.750% due 12/01/2028		550	532
7.375% due 07/01/2028		450	437
7.750% due 07/01/2026		400	399

Dream Finders Homes, Inc.
6.875% due 09/15/2030		400	383

EchoStar Corp.
10.750% due 11/30/2029		1,875	2,027

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		1,000	996

EW Scripps Co.
9.875% due 08/15/2030		1,400	1,360

Excelerate Energy LP
8.000% due 05/15/2030		475	497

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% due 01/15/2030		550	514

Fibercop SpA
4.750% due 06/30/2030	EUR	600	689

Fiesta Purchaser, Inc.
9.625% due 09/15/2032		$100	102

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		1,206	1,155

Flora Food Management BV
7.500% due 10/31/2030	EUR	750	859

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		$932	881

Froneri Lux FinCo SARL
4.750% due 08/01/2032	EUR	1,000	1,096

Full House Resorts, Inc.
8.250% due 02/15/2028		$200	182

Gap, Inc.
3.625% due 10/01/2029		200	187

Global Medical Response, Inc.
7.375% due 10/01/2032		700	728

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Partners LP/GLP Finance Corp.
8.250% due 01/15/2032		$350	$363

goeasy Ltd.
6.875% due 05/15/2030		75	62
6.875% due 02/15/2031		35	28
7.375% due 10/01/2030		450	373
9.250% due 12/01/2028		350	326

Gray Media, Inc.
5.375% due 11/15/2031		575	427
7.250% due 08/15/2033		400	403
9.625% due 07/15/2032		1,225	1,226
10.500% due 07/15/2029		270	287

Grifols SA
7.500% due 05/01/2030 (j)	EUR	750	899

HealthEquity, Inc.
4.500% due 10/01/2029		$1,075	1,041

High Ridge
8.875% due 03/15/2049 ^«(c)		1,750	29

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		2,550	2,320
3.750% due 05/01/2029		25	24

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029		500	475

Hologic, Inc.
3.250% due 02/15/2029		1,477	1,475

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,575	1,582
7.375% due 07/15/2032		225	234

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/2028		87	87

Imola Merger Corp.
4.750% due 05/15/2029		800	778

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		243	243

Incora Top Holdco LLC
6.000% due 01/30/2033 «(j)		169	256

Industrial F&B Investments III, Inc.
7.750% due 02/11/2033		400	404

Ingevity Corp.
3.875% due 11/01/2028		1,325	1,273

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	400	443

IQVIA, Inc.
2.250% due 01/15/2028		1,000	1,123

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$825	781

KBR, Inc.
4.750% due 09/30/2028		800	785

Kinetik Holdings LP
6.625% due 12/15/2028		550	560

Kodiak Gas Services LLC
6.750% due 10/01/2035		400	407

Lamar Media Corp.
4.000% due 02/15/2030		400	382

LBM Acquisition LLC
9.500% due 06/15/2031		600	523

Level 3 Financing, Inc.
8.500% due 01/15/2036		900	940

LifePoint Health, Inc.
5.375% due 01/15/2029		200	193
10.000% due 06/01/2032		700	716
11.000% due 10/15/2030		50	54

Lithia Motors, Inc.
4.375% due 01/15/2031		475	447
5.500% due 10/01/2030		500	490

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,850	1,806
4.750% due 10/15/2027		500	497

Lsf12 Helix Parent LLC
7.125% due 02/01/2033		600	579

Madison IAQ LLC
5.875% due 06/30/2029		200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Matador Resources Co.
6.250% due 04/15/2033		$450	$451
6.500% due 04/15/2032		400	405

Match Group Holdings II LLC
6.125% due 09/15/2033		525	511

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030		700	700

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		600	613

MGM Resorts International
4.625% due 09/01/2026		500	500

Michaels Cos., Inc.
8.500% due 03/15/2033		1,300	1,267

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029		400	388

Miller Homes Group Finco PLC
7.000% due 05/15/2029	GBP	325	423

Mineral Resources Ltd.
9.250% due 10/01/2028		$400	415

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		250	240

Molina Healthcare, Inc.
3.875% due 11/15/2030		475	425

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031		325	325

Motion Finco SARL
8.375% due 02/15/2032		400	331

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		135	103

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		74	67

Murphy Oil USA, Inc.
3.750% due 02/15/2031		1,200	1,116

Nabors Industries, Inc.
7.625% due 11/15/2032		1,300	1,332

National Mentor Holdings, Inc.
10.500% due 12/15/2030		1,300	1,343

NCL Corp. Ltd.
5.875% due 01/15/2031		700	681

NCR Atleos Corp.
9.500% due 04/01/2029		250	268

NCR Voyix Corp.
5.125% due 04/15/2029		675	646
5.250% due 10/01/2030		200	189

Newfold Digital Holdings Group, Inc.
7.269% due 04/30/2029		30	24

Nexstar Media, Inc.
6.500% due 09/15/2033		1,500	1,512
7.250% due 04/15/2034 (a)		500	502

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		1,050	1,022
8.125% due 07/17/2035		1,200	1,236

Noble Finance II LLC
8.000% due 04/15/2030		1,425	1,468

Nordstrom, Inc.
5.000% due 01/15/2044		300	201

Northriver Midstream Finance LP
6.750% due 07/15/2032		600	602

Novelis Corp.
6.875% due 01/30/2030		575	580

Novelis Sheet Ingot GmbH
3.375% due 04/15/2029	EUR	450	495

NuStar Logistics LP
6.375% due 10/01/2030		$500	517

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (a)		600	622
8.750% due 07/01/2034 (a)		700	733

Odfjell Rig III Ltd.
7.250% due 03/08/2031		600	622

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Olympus Water U.S. Holding Corp.
5.375% due 10/01/2029 (k)	EUR	500	$536
6.750% due 08/01/2032		$575	548
7.250% due 06/15/2031		500	489

OneSky Flight LLC
8.875% due 12/15/2029		300	310

Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% due 05/15/2034		500	446
7.875% due 05/15/2034		325	268

Paramount Global
4.375% due 03/15/2043		700	424
4.600% due 01/15/2045		1,200	718
4.900% due 08/15/2044		500	311
5.850% due 09/01/2043		2,900	2,015

Park River Holdings, Inc.
8.750% due 12/31/2030		169	156

Performance Food Group, Inc.
4.250% due 08/01/2029		1,225	1,178
5.625% due 03/01/2034		500	483

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032		425	427

Pinnacle Bidco PLC
8.250% due 10/11/2028	EUR	1,600	1,916

Post Holdings, Inc.
4.625% due 04/15/2030		$500	480
6.250% due 10/15/2034		600	588
6.500% due 03/15/2036		1,400	1,372

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		350	363

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		1,500	1,461

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		925	899
6.250% due 04/01/2029		500	501

PTC, Inc.
4.000% due 02/15/2028		1,300	1,268

Qnity Electronics, Inc.
5.750% due 08/15/2032		600	601

Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,450	1,471
6.750% due 03/01/2033		600	610

QXO Building Products, Inc.
6.750% due 04/30/2032		1,400	1,429

Rakuten Group, Inc.
9.750% due 04/15/2029		575	613

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		1,650	1,592

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031		875	851

ROBLOX Corp.
3.875% due 05/01/2030		400	376

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031		600	606

Ryan Specialty LLC
5.875% due 08/01/2032		525	519

SCIL IV LLC/SCIL USA Holdings LLC
9.500% due 07/15/2028	EUR	300	358

Seadrill Finance Ltd.
8.375% due 08/01/2030		$1,100	1,138

Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031		553	519
5.750% due 12/01/2034		1,100	1,099
9.625% due 12/01/2032		358	398

Service Corp. International
3.375% due 08/15/2030		954	881

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		1,975	1,902

Sirius XM Radio LLC
3.875% due 09/01/2031		400	364
4.000% due 07/15/2028		550	531
4.125% due 07/01/2030		1,675	1,569
5.000% due 08/01/2027		750	749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SM Energy Co.
6.750% due 08/01/2029		$450	$457

Snap, Inc.
6.875% due 03/01/2033		1,350	1,276
6.875% due 03/15/2034		800	753

Stagwell Global LLC
5.625% due 08/15/2029		1,125	1,072

Standard Industries, Inc.
3.375% due 01/15/2031		1,000	897
4.750% due 01/15/2028		600	594

Staples, Inc.
10.750% due 09/01/2029		300	278

Star Parent, Inc.
9.000% due 10/01/2030		450	467

Station Casinos LLC
4.500% due 02/15/2028		425	417
4.625% due 12/01/2031		725	678

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		925	965

Sunoco LP
5.625% due 03/15/2031		2,200	2,191

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		1,200	1,187

TeamSystem SpA
5.516% due 07/31/2031 •	EUR	300	334

Tenet Healthcare Corp.
4.250% due 06/01/2029		$700	679
5.500% due 11/15/2032		1,200	1,190
6.125% due 10/01/2028		1,000	1,003

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029		25	24

TGS ASA
8.500% due 01/15/2030		700	734

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	390	564

Tidewater, Inc.
9.125% due 07/15/2030		$850	906

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	102	118

Topaz Solar Farms LLC
5.750% due 09/30/2039		$258	257

TopBuild Corp.
3.625% due 03/15/2029		1,925	1,835

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		1,100	973

TransDigm, Inc.
6.875% due 12/15/2030		625	641

Transocean Aquila Ltd.
8.000% due 09/30/2028		308	316

Transocean International Ltd.
7.875% due 10/15/2032		1,000	1,069
8.750% due 02/15/2030		350	365

Travel & Leisure Co.
6.625% due 07/31/2026		475	476

Trivium Packaging Finance BV
8.250% due 07/15/2030		400	419

Twilio, Inc.
3.625% due 03/15/2029		625	598
3.875% due 03/15/2031		300	280

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		125	121

U.S. Foods, Inc.
4.625% due 06/01/2030		275	268
4.750% due 02/15/2029		1,300	1,284

U.S. Renal Care, Inc.
10.625% due 06/28/2028		210	175

UKG, Inc.
6.875% due 02/01/2031		1,250	1,223

United Rentals North America, Inc.
3.750% due 01/15/2032		1,700	1,560

Univision Communications, Inc.
4.500% due 05/01/2029		750	705

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 06/30/2030		$250	$245
8.500% due 07/31/2031		825	830
9.375% due 08/01/2032		950	980

Valaris Ltd.
8.375% due 04/30/2030		1,425	1,477

Valvoline, Inc.
3.625% due 06/15/2031		575	520

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		2,375	2,106

Venture Global LNG, Inc.
7.000% due 01/15/2030		3,500	3,575
8.125% due 06/01/2028		900	921
9.500% due 02/01/2029		100	108

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		1,100	1,132
6.500% due 01/15/2034		1,775	1,851
7.500% due 05/01/2033		525	577

Versant Media Group, Inc.
7.250% due 01/30/2031		700	717

Viavi Solutions, Inc.
3.750% due 10/01/2029		275	258

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	950	1,114

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030		$1,375	1,189

Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	1,400	1,562
4.750% due 07/15/2031		$2,225	1,917

VOC Escrow Ltd.
5.000% due 02/15/2028		2,400	2,391

Voyager Parent LLC
9.250% due 07/01/2032		600	623

VZ Secured Financing BV
5.000% due 01/15/2032		2,175	1,867
7.500% due 01/15/2033		600	566

Wayfair LLC
6.750% due 11/15/2032		400	403

WBI Operating LLC
6.250% due 10/15/2030		500	503

Weatherford International Ltd.
6.750% due 10/15/2033		1,450	1,483

WESCO Distribution, Inc.
5.250% due 04/15/2031		700	698

Whirlpool Corp.
6.125% due 06/15/2030		300	293

White Cap Supply Holdings LLC
7.375% due 11/15/2030		500	485

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		1,650	1,726

WR Grace Holdings LLC
5.625% due 08/15/2029		800	737
7.000% due 08/01/2033		650	632

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		1,000	997

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		600	593
7.125% due 02/15/2031		300	315

Yinson Boronia Production BV
8.947% due 07/31/2042		607	663

Yum! Brands, Inc.
5.375% due 04/01/2032		625	621
6.875% due 11/15/2037		350	382

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)		599	595

Zebra Technologies Corp.
6.500% due 06/01/2032		500	504

ZF North America Capital, Inc.
7.500% due 03/24/2031		600	590

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029		1,050	874

			250,362

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.2%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	2	$28

Clearway Energy Operating LLC
3.750% due 02/15/2031		$800	741

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		525	532

Electricite de France SA
9.125% due 03/15/2033 •(g)		500	579

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		198	199

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		1,250	1,245
7.875% due 05/15/2032		425	437

Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% due 05/15/2034		675	661

iliad SA
4.250% due 12/15/2029	EUR	400	464

NRG Energy, Inc.
5.750% due 01/15/2034		$1,100	1,086

PacifiCorp
7.125% due 08/15/2056 •		700	661

Southern California Edison Co.
5.200% due 06/01/2034		500	496

Talen Energy Supply LLC
6.500% due 02/01/2036		400	403

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031		50	49
6.750% due 03/15/2034		600	603

TerraForm Power Operating LLC
5.000% due 01/31/2028		300	297

TransAlta Corp.
6.500% due 03/15/2040		100	99

TXNM Energy, Inc.
7.000% due 07/31/2056 •		600	599

Veon Midco BV
3.375% due 11/25/2027		1,100	1,044

Vodafone Group PLC
5.125% due 06/04/2081 •		500	389
7.000% due 04/04/2079 •		950	978

VoltaGrid LLC
7.375% due 11/01/2030		500	517

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		1,200	1,255

			13,362

Total Corporate Bonds & Notes (Cost $321,554)			319,884

CONVERTIBLE BONDS & NOTES 0.3%

INDUSTRIALS 0.3%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	1,005

Ubisoft Entertainment SA
2.375% due 11/15/2028		100	111

Total Convertible Bonds & Notes (Cost $995)			1,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$400	$422

Total Municipal Bonds & Notes (Cost $400)			422

U.S. TREASURY OBLIGATIONS 9.7%

U.S. Treasury Notes
4.500% due 12/31/2031 (k)(m)		24,350	24,933
4.625% due 02/15/2035		15,900	16,317

Total U.S. Treasury Obligations (Cost $41,336)			41,250

SOVEREIGN ISSUES 0.1%

Turkiye Government Bonds
40.299% (BISTREFI) due 09/06/2028 ~	TRY	13,000	291

Total Sovereign Issues (Cost $378)			291

		SHARES
COMMON STOCKS 0.4%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	122

SES SA «(d)		28,420	426

			548

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(d)		294,527	0

HEALTH CARE 0.2%

AmSurg Corp. «(d)(j)		3,438	151

Healogics, Inc. «(d)		44,931	746

			897

INDUSTRIALS 0.1%

CHC Group LLC «(d)		3,887	0

Incora New Equity «(d)(j)		7,427	281

Spirit Aviation Holdings, Inc. (d)		8,196	2

			283

Total Common Stocks (Cost $6,076)			1,728

WARRANTS 0.0%

CONSUMER DISCRETIONARY 0.0%

Revlon Group Holdings LLC - Exp. 04/28/2028 «		3,087	0

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	9,316	$1

Total Warrants (Cost $315)		1

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

ADLER Group SA «	173,624	0

Total Preferred Securities (Cost $0)		0

SHORT-TERM INSTRUMENTS 1.3%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)	673,864	674

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.5%

Federal Home Loan Bank Discount Notes
3.723% due 06/26/2026 (b)	$2,081	2,081

U.S. TREASURY BILLS 0.7%
3.651% due 04/02/2026 (e)(f)	2,900	2,900

Total Short-Term Instruments (Cost $5,655)		5,655

Total Investments in Securities (Cost $407,613)		400,240

	SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	154,762	1,507

Total Short-Term Instruments (Cost $1,507)		1,507

Total Investments in Affiliates (Cost $1,507)		1,507

Total Investments 95.0% (Cost $409,120)		$401,747

Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $4,079)		1,613

Other Assets and Liabilities, net 4.6%		19,366

Net Assets 100.0%		$422,726

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$144	$151	0.04%
Grifols SA 7.500% due 05/01/2030	08/01/2025	904	899	0.21
Incora New Equity	01/31/2025	361	281	0.07
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	169	256	0.06

		$1,578	$1,587	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MYI	(0.100)%	10/28/2025	TBD	(2)	EUR (472)	$(545)

Total Reverse Repurchase Agreements						$(545)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	3.770%	03/26/2026	04/09/2026	$(2,165)	$(2,166)

Total Sale-Buyback Transactions					$(2,166)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
MYI	$0	$(545)	$0	$(545)	$536	$(9)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,166)	(2,166)	2,150	(16)

Total Borrowings and Other Financing Transactions	$0	$(545)	$(2,166)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(545)	$(545)

Total	$0	$0	$0	$(545)	$(545)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,166)	0	0	(2,166)

Total	$0	$(2,166)	$0	$0	$(2,166)

Total Borrowings	$0	$(2,166)	$0	$(545)	$(2,711)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(2,711)

(k)	Securities with an aggregate market value of $2,686 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,888) at a weighted average interest rate of 1.113%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	8	$1,067	$(7)	$4	$0
Long Guilt June Futures	06/2026	14	1,627	(94)	12	0
U.S. Treasury 2-Year Note June Futures	06/2026	236	48,957	(157)	19	0
U.S. Treasury 5-Year Note June Futures	06/2026	100	10,818	(1)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	10	1,134	0	2	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	19	2,215	7	4	0

Total Futures Contracts				$(252)	$41	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2027	0.465%	$	800	$(6)	$68	$62	$0	$0
Charter Communications	5.000	Quarterly	12/20/2030	2.600		2,350	251	(16)	235	3	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	0.835		500	50	(14)	36	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.935		550	45	4	49	0	0
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418	EUR	1,100	(165)	19	(146)	0	(15)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.160		700	54	(3)	51	0	(6)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.449		675	14	32	46	0	(4)

							$243	$90	$333	$3	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$	30,393	$2,338	$(687)	$1,651	$273	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		7,300	287	75	362	67	0

						$2,625	$(612)	$2,013	$340	$0

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2032		$1,850	$(47)	$42	$(5)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		5,800	327	(23)	304	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		2,600	411	4	415	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		3,350	26	51	77	13	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	7,700	40	(216)	(176)	38	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		800	1	(36)	(35)	7	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	200	8	(1)	7	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,640	53	14	67	0	(29)

							$819	$(165)	$654	$68	$(37)

Total Swap Agreements							$3,687	$(687)	$3,000	$411	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$41	$422	$463	$0	$(1)	$(62)	$(63)

(m)

Securities with an aggregate market value of $754 and cash of $7,138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $11 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026		$195	CAD	268	$0	$(3)

BOA	04/2026		1,222	EUR	1,063	7	0
	05/2026	EUR	1,063		$1,224	0	(7)
	06/2026	ILS	58		19	0	0

BPS	04/2026	AUD	121		86	3	0
	04/2026	ILS	52		17	0	0
	04/2026	PLN	508		141	4	0
	04/2026		$12	ILS	39	0	0
	05/2026	ILS	39		$12	0	0

BRC	04/2026	PLN	498		139	4	0
	04/2026		$564	TRY	25,631	2	0
	04/2026	ZAR	1,935		$118	4	0
	05/2026		$13	TRY	599	0	0

BSH	04/2026		5,172	GBP	3,885	0	(30)
	04/2026		468	PLN	1,693	0	(12)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	GBP	3,885		$5,171	$30	$0

CBK	04/2026	EUR	573		665	3	0
	04/2026	GBP	81		108	1	0
	04/2026		$12,736	EUR	11,023	5	0
	04/2026		0	THB	9	0	0

DUB	04/2026	ILS	105		$34	1	0
	04/2026	SGD	104		81	1	0
	04/2026		$83	AUD	121	0	0
	05/2026	AUD	121		$83	0	(1)
	05/2026		$81	SGD	103	0	(1)
	09/2026	UZS	1,253,070		$98	0	(1)

FAR	04/2026	CHF	188		236	1	0
	04/2026	GBP	5,814		7,857	162	0
	04/2026	PLN	555		154	4	0
	04/2026		$244	CHF	188	0	(9)
	05/2026	ILS	65		$21	0	0
	05/2026		$236	CHF	188	0	(1)
	06/2026	ILS	41		$13	0	0

GLM	04/2026		56		18	0	0
	05/2026	GBP	14		18	0	0

IND	04/2026	EUR	27,747		32,763	692	0

JPM	04/2026		$673	EUR	573	0	(10)
	04/2026		83	SGD	104	0	(2)
	04/2026	ZAR	5,167		$309	4	0

MBC	04/2026	EUR	1,063		1,224	0	(4)
	04/2026	GBP	73		97	1	0
	04/2026		$2,555	EUR	2,201	0	(11)
	04/2026		2,673	GBP	2,002	0	(23)
	05/2026	GBP	67		$89	0	0
	05/2026		$2,254	EUR	1,958	12	0

SCX	04/2026	CAD	268		$194	1	0
	04/2026		$104	TWD	3,316	0	0
	05/2026		194	CAD	268	0	(1)

SOG	04/2026	EUR	12,298		$14,223	34	(26)
	04/2026		$30,952	EUR	26,821	50	0
	05/2026	EUR	26,821		$31,000	0	(48)
	05/2026		$12,735	EUR	11,023	25	0
	06/2026	ILS	39		$13	0	0

UAG	04/2026	PLN	684		189	5	0
	04/2026		$271	PLN	979	0	(7)
	06/2026	ILS	57		$18	0	0

Total Forward Foreign Currency Contracts						$1,056	$(197)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Nissan Motor Co. Ltd.	1.000%	Quarterly	12/20/2030	2.738%	JPY	10,200	$(5)	$0	$0	$(5)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		$2,000	(17)	15	0	(2)
JPM	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	14,500	(8)	1	0	(7)
MYC	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		29,500	(15)	1	0	(14)

								$(45)	$17	$0	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	730	$166	$(20)	$146	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		510	118	(16)	102	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		220	50	(6)	44	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		450	103	(13)	90	0

							$437	$(55)	$382	$0

Total Swap Agreements							$392	$(38)	$382	$(28)

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(3)	$0	$0	$(3)	$(3)	$0	$(3)
BOA	7	0	146	153	(7)	0	0	(7)	146	0	146
BPS	7	0	102	109	0	0	0	0	109	(130)	(21)
BRC	10	0	0	10	0	0	0	0	10	(20)	(10)
BSH	30	0	0	30	(42)	0	0	(42)	(12)	0	(12)
CBK	9	0	44	53	0	0	0	0	53	0	53
DUB	2	0	0	2	(3)	0	0	(3)	(1)	0	(1)
FAR	167	0	0	167	(10)	0	0	(10)	157	0	157
GST	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
IND	692	0	0	692	0	0	0	0	692	(720)	(28)
JPM	4	0	90	94	(12)	0	(7)	(19)	75	0	75
MBC	13	0	0	13	(38)	0	0	(38)	(25)	0	(25)
MYC	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
SCX	1	0	0	1	(1)	0	0	(1)	0	0	0
SOG	109	0	0	109	(74)	0	0	(74)	35	0	35
UAG	5	0	0	5	(7)	0	0	(7)	(2)	0	(2)

Total Over the Counter	$1,056	$0	$382	$1,438	$(197)	$0	$(28)	$(225)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$41	$41
Swap Agreements	0	343	0	0	79	422

	$0	$343	$0	$0	$120	$463

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,056	$0	$1,056
Swap Agreements	0	382	0	0	0	382

	$0	$382	$0	$1,056	$0	$1,438

	$0	$725	$0	$1,056	$120	$1,901

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	25	0	0	37	62

	$0	$25	$0	$0	$38	$63

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$197	$0	$197
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$197	$0	$225

	$0	$53	$0	$197	$38	$288

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(210)	$(210)
Swap Agreements	0	2,693	0	0	(17)	2,676

	$0	$2,693	$0	$0	$(227)	$2,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,640)	$0	$(9,640)
Written Options	0	0	0	11	0	11
Swap Agreements	0	188	0	0	0	188

	$0	$188	$0	$(9,629)	$0	$(9,441)

	$0	$2,881	$0	$(9,629)	$(227)	$(6,975)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(250)	$(250)
Swap Agreements	0	130	0	0	(165)	(35)

	$0	$130	$0	$0	$(415)	$(285)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,542	$0	$3,542
Written Options	0	0	0	(3)	0	(3)
Swap Agreements	0	(65)	0	0	0	(65)

	$0	$(65)	$0	$3,539	$0	$3,474

	$0	$65	$0	$3,539	$(415)	$3,189

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$24,470	$5,423	$29,893
Corporate Bonds & Notes
Banking & Finance	0	55,675	485	56,160
Industrials	0	249,834	528	250,362
Utilities	0	13,334	28	13,362
Convertible Bonds & Notes
Industrials	0	1,116	0	1,116
Municipal Bonds & Notes
Arizona	0	422	0	422
U.S. Treasury Obligations	0	41,250	0	41,250
Sovereign Issues	0	291	0	291
Common Stocks
Communication Services	122	0	426	548
Health Care	0	0	897	897
Industrials	2	0	281	283

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Warrants
Industrials	$0	$0	$1	$1
Short-Term Instruments
Mutual Funds	674	0	0	674
Short-Term Notes	0	2,081	0	2,081
U.S. Treasury Bills	0	2,900	0	2,900

	$798	$391,373	$8,069	$400,240

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,507	$0	$0	$1,507

Total Investments	$2,305	$391,373	$8,069	$401,747

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$16	$436	$0	$452
Over the counter	0	1,438	0	1,438

	$16	$1,874	$0	$1,890

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(63)	0	(63)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Over the counter	$0	$(225)	$0	$(225)

	$0	$(288)	$0	$(288)

Total Financial Derivative Instruments	$16	$1,586	$0	$1,602

Totals	$2,321	$392,959	$8,069	$403,349

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,137	$1,801	$(3,798)	$65	$(37)	$64	$989	$(798)	$5,423	$93
Corporate Bonds & Notes
Banking & Finance	0	492	0	0	0	(7)	0	0	485	(7)
Industrials	1,497	39	(1,394)	0	0	386	0	0	528	16
Utilities	0	24	0	0	0	4	0	0	28	4
Common Stocks
Communication Services	0	0	0	0	0	426	0	0	426	426
Energy	97	0	(44)	0	44	(97)	0	0	0	0
Financials	957	0	(1,005)	0	(1,209)	1,257	0	0	0	0
Health Care	1,138	0	0	0	0	(241)	0	0	897	(241)
Industrials	388	0	0	0	0	(105)	0	(2)	281	16
Warrants
Industrials	140	0	0	0	0	(139)	0	0	1	(139)

Totals	$11,354	$2,356	$(6,241)	$65	$(1,202)	$1,548	$989	$(800)	$8,069	$168

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$546	Comparable Companies	EBITDA Multiple	X	16.360	—
	3,804	Discounted Cash Flow	Discount Rate		8.726-12.687	9.957
	1,073	Third Party Vendor	Broker Quote		12.500-100.250	97.230
Corporate Bonds & Notes
Banking & Finance	485	Proxy Pricing	Base Price		100.000	—
Industrials	499	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	12.500/10.000	—
	29	Expected Recovery	Price		1.630	—
Utilities	28	Indicative Market Quotation	Broker Quote	EUR	12.000	—
Common Stocks
Communication Services	426	Indicative Market Quotation	Broker Quote		$15.000	—
Health Care	897	Comparable Companies	EBITDA Multiple	X	9.123-16.360	10.344
Industrials	281	Comparable Companies / Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	12.500/10.000	—
Warrants
Industrials	1	Indicative Market Quotation	Broker Quote		$0.080	—

Total	$8,069

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(k)		$863	$863

Altice France SA
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	1,139	1,322

BCP V Modular Services Holdings IV Ltd.
6.552% (EUR003M + 4.425%) due 07/10/2031 ~		1,000	1,051

Databricks, Inc.
1.000% due 01/05/2032 ~µ		$322	321
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		1,456	1,448

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(k)	EUR	1,400	1,618

JetBlue Airways Corp.
8.435% (TSFR3M + 4.750%) due 08/27/2029 ~		$3,940	3,623

Live Nation Entertainment, Inc.
5.675% (TSFR1M + 2.000%) due 10/21/2032 ~		3,092	3,097

Newfold Digital Holdings Group, Inc.
9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		34	26

Oi SA
TBD% due 12/30/2050 «~		1,480	15

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	12,000	13,885

Project Hudson II
7.730% due 05/29/2026 «~		$1,600	1,606

Stonepeak Nile Parent LLC
5.917% (TSFR3M + 2.250%) due 04/09/2032 ~		1,297	1,296

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		908	395

Total Loan Participations and Assignments (Cost $31,850)			30,566

CORPORATE BONDS & NOTES 64.5%

BANKING & FINANCE 23.0%

Aircastle Ltd.
5.950% due 02/15/2029		1,400	1,439

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(c)(i)		1,200	72

American Assets Trust LP
6.150% due 10/01/2034		6,900	6,847

American Financial Group, Inc.
4.500% due 06/15/2047		7,700	6,226

American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,313
3.625% due 04/15/2032		3,700	3,418

American Tower Corp.
2.950% due 01/15/2051		8,300	5,127
3.100% due 06/15/2050		10,900	7,005
3.700% due 10/15/2049		10,000	7,195
4.050% due 03/15/2032		7,800	7,477

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,646
6.350% due 10/23/2029		6,500	6,437
7.950% due 08/11/2028		1,600	1,660

Aon North America, Inc.
5.750% due 03/01/2054		1,700	1,639

Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,300	2,328
6.900% due 04/13/2029		1,200	1,228

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,765

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES Finance Co. II LLC
3.250% due 06/15/2030		$1,100	$1,031

ARES Finance Co. IV LLC
3.650% due 02/01/2052		1,900	1,281

ARES Management Corp.
5.600% due 10/11/2054		5,700	5,026

ARES Strategic Income Fund
6.200% due 03/21/2032		1,400	1,373

Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		1,200	812

Athene Global Funding
5.322% due 11/13/2031		1,500	1,484
5.526% due 07/11/2031		3,350	3,353

Aviation Capital Group LLC
6.750% due 10/25/2028		4,097	4,290

Avolon Holdings Funding Ltd.
4.700% due 01/30/2031		700	686
4.950% due 10/15/2032		6,500	6,333
5.375% due 05/30/2030		1,300	1,315

AXIS Specialty Finance LLC
3.900% due 07/15/2029		3,000	2,945

Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(h)(i)		2,300	2,363
7.883% due 11/15/2034 •		1,800	2,038
8.375% due 06/21/2028 •(h)(i)	EUR	2,000	2,471

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$200	200

Banco Santander SA
9.625% due 11/21/2028 •(h)(i)		1,000	1,078

Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,340
2.676% due 06/19/2041 •		19,400	13,915
2.972% due 07/21/2052 •		800	506
3.311% due 04/22/2042 •		12,200	9,311
4.083% due 03/20/2051 •		300	232
5.468% due 01/23/2035 •		6,800	6,944
5.511% due 01/24/2036 •		1,700	1,734
5.872% due 09/15/2034 •		8,500	8,904

Bank of America NA
6.000% due 10/15/2036		1,200	1,267

Barclays PLC
5.207% due 02/24/2037 •		7,300	7,068
5.335% due 09/10/2035 •		1,000	991
5.851% due 03/21/2035 •	GBP	5,100	6,695
6.224% due 05/09/2034 •		$4,400	4,622
9.250% due 09/15/2028 •(h)(i)	GBP	1,000	1,395

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)		$1,000	983
8.450% due 06/29/2038 •(i)		1,300	1,399

BGC Group, Inc.
6.150% due 04/02/2030		4,200	4,274
6.600% due 06/10/2029		500	516
8.000% due 05/25/2028		2,100	2,215

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	208
3.200% due 01/30/2052		10,000	6,378
3.500% due 09/10/2049		1,900	1,302

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	3,299

BNP Paribas SA
3.132% due 01/20/2033 •(m)		3,200	2,878

BPCE SA
6.293% due 01/14/2036 •		1,100	1,152
7.003% due 10/19/2034 •		4,800	5,248

Broadstone Net Lease LLC
5.000% due 11/01/2032		800	787

Brookfield Capital Finance LLC
6.087% due 06/14/2033		1,200	1,252

Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050		2,000	1,322

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,816
3.625% due 02/15/2052		1,900	1,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.968% due 03/04/2054		$7,075	$6,869

Brown & Brown, Inc.
6.250% due 06/23/2055		3,100	3,094

CaixaBank SA
3.625% due 09/14/2028 •(h)(i)	EUR	1,400	1,548

Cantor Fitzgerald LP
7.200% due 12/12/2028		$3,000	3,118

Carlyle Finance LLC
5.650% due 09/15/2048		3,100	2,918

CBRE Services, Inc.
5.950% due 08/15/2034		3,100	3,228

CI Financial Corp.
4.100% due 06/15/2051		1,200	797
7.500% due 05/30/2029		3,200	3,360

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,212

Citadel LP
6.375% due 01/23/2032		3,700	3,837

Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)		1,800	1,692

Constellation Global Funding
4.850% due 10/22/2030		700	687

Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(h)(i)	EUR	1,600	1,858

COPT Defense Properties LP
4.500% due 10/15/2030		$700	691

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		4,000	3,933

CoStar Group, Inc.
2.800% due 07/15/2030		800	724

Credit Agricole SA
7.250% due 09/23/2028 •(h)(i)	EUR	6,100	7,397

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		$900	893
6.740% due 03/20/2030 «(k)		1,000	985

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		9,666	3,384

Crown Castle, Inc.
2.100% due 04/01/2031		5,800	5,055
5.200% due 09/01/2034		6,300	6,232

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(h)		1,600	1,610

Deutsche Bank AG
3.729% due 01/14/2032 •		2,900	2,696

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	4,192

EPR Properties
3.750% due 08/15/2029		2,450	2,348

Equinix, Inc.
3.000% due 07/15/2050		3,200	1,994
3.400% due 02/15/2052		2,500	1,656

Equitable Holdings, Inc.
5.594% due 01/11/2033		1,000	1,022
6.700% due 03/28/2055 •		800	810

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	1,200	1,365

Essential Properties LP
5.400% due 12/01/2035		$1,000	985

Essex Portfolio LP
5.500% due 04/01/2034		1,200	1,217

Extra Space Storage LP
4.950% due 01/15/2033		400	396

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		2,700	2,822
6.100% due 03/15/2055		3,500	3,437
6.350% due 03/22/2054		1,000	1,011

Farmers Insurance Exchange
4.747% due 11/01/2057 •		5,000	4,220

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	4,945

First American Financial Corp.
5.450% due 09/30/2034		1,800	1,765

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flourish Century Holdings Ltd.
6.600% due 02/04/2049 ^«(c)(k)		$4,900	$0

FMR LLC
6.450% due 11/15/2039		4,500	4,880

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,262	2,217
4.970% due 04/06/2029		3,400	3,359
5.113% due 05/03/2029		268	266
5.420% due 04/09/2031		2,000	1,965
5.850% due 05/17/2027		3,680	3,708
6.798% due 11/07/2028		970	1,004
7.350% due 11/04/2027		520	537

Franklin Resources, Inc.
2.950% due 08/12/2051		900	558

FS KKR Capital Corp.
3.125% due 10/12/2028		2,100	1,918
6.125% due 01/15/2030 (m)		1,900	1,810
7.875% due 01/15/2029		1,000	1,012

FTAI Aviation Investors LLC
7.875% due 12/01/2030		1,200	1,254

GA Global Funding Trust
5.200% due 12/09/2031		650	637
5.500% due 01/08/2029		3,700	3,746
5.900% due 01/13/2035		1,500	1,489

GATX Corp.
4.500% due 03/30/2045		1,038	859

GGAM Finance Ltd.
8.000% due 02/15/2027		1,400	1,415

Global Atlantic Fin Co.
6.750% due 03/15/2054		6,100	5,688

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		5,000	4,802
5.625% due 09/15/2034		4,500	4,434
5.750% due 11/01/2037		8,000	7,750
6.250% due 09/15/2054		1,500	1,457

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,818
4.017% due 10/31/2038 •		5,100	4,454
5.016% due 10/23/2035 •		7,900	7,757
5.330% due 07/23/2035 •		6,700	6,725

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		2,000	1,968

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,309

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,642

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,015
6.750% due 07/15/2035		3,100	3,190

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,400

HSBC Holdings PLC
5.133% due 11/06/2036 •		3,800	3,719
5.875% due 09/28/2026 •(h)(i)	GBP	5,178	6,841

Hudson Pacific Properties LP
5.950% due 02/15/2028		$800	760

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,467
7.750% due 01/11/2027 •(h)(i)	EUR	4,610	5,445
7.778% due 06/20/2054 •		$1,700	1,940
7.800% due 11/28/2053		3,000	3,508

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,924
4.950% due 01/15/2033		1,400	1,368

Itau Unibanco Holding SA
6.000% due 02/27/2030		6,400	6,571

JAB Holdings BV
2.200% due 11/23/2030		585	523
3.750% due 05/28/2051		750	512
4.500% due 04/08/2052		2,100	1,603

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		2,100	2,048

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,116
3.328% due 04/22/2052 •(m)		14,200	9,676

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.810% due 10/22/2036 •		$1,000	$971
5.294% due 07/22/2035 •		3,000	3,038
5.350% due 06/01/2034 •		7,100	7,247
5.502% due 01/24/2036 •		6,500	6,655
6.254% due 10/23/2034 •		3,200	3,442
8.750% due 09/01/2030		275	319

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		101	9

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		192	2

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		321	1

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		387	1

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		583	3

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		545	9

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (b)		131	1

KBC Group NV
8.000% due 09/05/2028 •(h)(i)	EUR	1,000	1,235

Kilroy Realty LP
2.500% due 11/15/2032		$3,400	2,770
2.650% due 11/15/2033		1,000	796
5.875% due 10/15/2035		900	868
6.250% due 01/15/2036		1,600	1,587

KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050		4,700	3,123

KKR Group Finance Co. XII LLC
4.850% due 05/17/2032		1,526	1,501

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		600	601

Lazard Group LLC
6.000% due 03/15/2031		900	935

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,354

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	654

Lloyds Bank PLC
0.000% due 04/02/2032 þ		1,000	751

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		5,600	5,755
7.875% due 06/27/2029 •(h)(i)	GBP	200	271
8.500% due 09/27/2027 •(h)(i)		1,000	1,366

Marex Group PLC
5.829% due 05/08/2028		$300	303

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	803
4.350% due 01/30/2047		200	164
5.400% due 03/15/2055 (m)		5,300	4,974

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,225
5.672% due 12/01/2052		2,000	1,923

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		3,300	3,315

Mercury General Corp.
4.400% due 03/15/2027		610	606

Mitsubishi UFJ Financial Group, Inc.
4.505% due 01/14/2032 •		5,000	4,929
5.133% due 07/20/2033 •		2,800	2,828
5.188% due 09/12/2036 •		1,000	993

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,884

Morgan Stanley
0.000% due 04/02/2032 þ(k)		11,300	8,420
2.734% (EUR003M + 0.700%) due 10/05/2029 ~	EUR	600	693

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.943% due 01/21/2033 •		$4,800	$4,317
3.383% due 01/23/2032 •	EUR	4,000	4,542
4.892% due 10/22/2036 •		$4,500	4,352
5.320% due 07/19/2035 •		5,000	5,019
5.587% due 01/18/2036 •		2,100	2,142
5.831% due 04/19/2035 •		7,400	7,685

Nasdaq, Inc.
6.100% due 06/28/2063		800	803

National Health Investors, Inc.
5.350% due 02/01/2033		400	394

Nationwide Building Society
7.875% due 12/20/2031 •(h)(i)	GBP	1,000	1,332

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	3,205

NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)		1,300	1,166
5.125% due 05/12/2027 •(h)(i)	GBP	2,500	3,259
7.625% due 09/30/2035 •(h)(i)(m)		3,300	4,326

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		$400	399
4.875% due 04/15/2045		2,700	2,310

New Immo Holding SA
2.750% due 11/26/2026	EUR	2,200	2,517

Newmark Group, Inc.
7.500% due 01/12/2029		$3,000	3,147

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		4,500	4,599

Nomura Holdings, Inc.
7.000% due 07/15/2030 •(h)(i)		2,000	2,015

Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)		400	371

Norinchukin Bank
4.683% due 03/10/2031		3,900	3,857

Northwestern Mutual Life Insurance Co.
6.170% due 05/29/2055		4,000	4,112

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		1,400	1,399

OneMain Finance Corp.
7.875% due 03/15/2030		2,500	2,582

Pacific Life Insurance Co.
5.950% due 09/15/2055		5,500	5,407
9.250% due 06/15/2039		8,800	11,762

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,400	1,879

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,154

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		1,600	1,644

Piedmont Operating Partnership LP
6.875% due 07/15/2029		3,190	3,343

Pine Street Trust III
6.223% due 05/15/2054		5,000	4,998

Progressive Corp.
4.125% due 04/15/2047		500	399

Protective Life Global Funding
5.432% due 01/14/2032		3,500	3,591

Regency Centers LP
4.650% due 03/15/2049		500	423

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,595

RGA Global Funding
5.250% due 01/09/2030		1,800	1,832
5.500% due 01/11/2031		2,900	2,983

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)		5,000	4,936

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,543
5.694% due 04/15/2031 •		2,500	2,572

SBA Tower Trust
2.328% due 07/15/2052		200	193

SBL Holdings, Inc.
7.200% due 10/30/2034		500	438

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Selective Insurance Group, Inc.
5.375% due 03/01/2049		$1,700	$1,529

Sixth Street Lending Partners
5.750% due 01/15/2030		1,600	1,577

Stifel Financial Corp.
4.000% due 05/15/2030		1,100	1,069

Store Capital LLC
2.750% due 11/18/2030		1,400	1,261
5.400% due 04/30/2030		800	804

Sumitomo Mitsui Financial Group, Inc.
4.494% due 01/15/2032 •		6,000	5,910
5.558% due 07/09/2034		1,700	1,743
5.632% due 01/15/2035		1,000	1,033

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029		4,400	4,373

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	322
6.850% due 12/16/2039		371	416

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	85	110

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		45	58

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		675	845

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027		106	134

Trust 2401
6.390% due 01/15/2050		$596	544
6.950% due 01/30/2044		4,158	4,040
7.375% due 02/13/2034		712	754

Trust Fibra Uno
6.390% due 01/15/2050		304	274
6.950% due 01/30/2044		1,142	1,125
7.375% due 02/13/2034		288	305

UBS Group AG
3.179% due 02/11/2043 •		1,400	1,029
4.194% due 04/01/2031 •		600	587
4.875% due 02/12/2027 •(h)(i)		4,800	4,756
5.379% due 09/06/2045 •		1,000	945
5.959% due 01/12/2034 •		6,200	6,472
6.850% due 09/10/2029 •(h)(i)		3,500	3,471
7.000% due 02/05/2035 •(h)(i)		2,000	1,945
7.000% due 01/08/2036 •(h)(i)		4,000	3,869
7.125% due 08/10/2034 •(h)(i)		3,000	2,951

UDR, Inc.
5.125% due 09/01/2034		1,500	1,492

UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,474
7.500% due 06/03/2026 •(h)(i)	EUR	2,000	2,323

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)		$1,445	29

Unum Group
4.500% due 12/15/2049		3,100	2,455

VICI Properties LP
5.625% due 04/01/2035		1,000	996
5.625% due 05/15/2052		3,000	2,684

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		2,800	2,722

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	475
5.000% due 09/20/2034		600	584
5.700% due 07/15/2043		630	601

Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	6,062
4.611% due 04/25/2053 •		11,300	9,378
4.892% due 09/15/2036 •		1,500	1,460
5.211% due 12/03/2035 •		300	299
5.499% due 01/23/2035 •		5,000	5,091
5.557% due 07/25/2034 •		19,000	19,478
6.491% due 10/23/2034 •		2,200	2,383

Welltower OP LLC
5.125% due 03/15/2043		800	750
6.500% due 03/15/2041		925	1,017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weyerhaeuser Co.
4.000% due 03/09/2052	$5,000	$3,682
7.375% due 03/15/2032	681	759

Willis North America, Inc.
3.875% due 09/15/2049	725	527

		790,052

INDUSTRIALS 26.1%

7-Eleven, Inc.
2.800% due 02/10/2051	1,000	586

AbbVie, Inc.
4.250% due 11/21/2049	21,000	17,058
4.400% due 11/06/2042	2,970	2,611
4.450% due 05/14/2046	7,000	6,014
4.700% due 05/14/2045	900	803
4.750% due 03/15/2045	3,000	2,685
4.850% due 06/15/2044	3,300	3,002

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	1,400	1,219

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	1,570	1,437

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	599	523

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054	2,000	1,725

Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,170	1,121

Aker BP ASA
5.800% due 10/01/2054	5,000	4,574

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	1,138	1,139

Alcon Finance Corp.
3.800% due 09/23/2049	2,200	1,645

Amazon.com, Inc.
2.700% due 06/03/2060	6,400	3,499
4.100% due 04/13/2062	1,200	897

American Airlines Pass-Through Trust
3.200% due 12/15/2029	1,695	1,653
3.375% due 11/01/2028	2,370	2,342
3.575% due 07/15/2029	548	541
3.650% due 02/15/2029	2,296	2,235
4.900% due 11/11/2039	900	879

Amgen, Inc.
4.563% due 06/15/2048	2,610	2,189
4.663% due 06/15/2051	5,053	4,242
4.875% due 03/01/2053	5,400	4,686
5.650% due 03/02/2053 (m)	9,600	9,304
5.750% due 03/02/2063	4,800	4,621

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	600	580

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036 (m)	6,100	5,944
4.900% due 02/01/2046	3,148	2,839

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,440
4.950% due 01/15/2042	5,600	5,228

Ashtead Capital, Inc.
5.800% due 04/15/2034	1,600	1,632

Bacardi Ltd.
5.300% due 05/15/2048	3,600	3,144

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	300	216

Bayer U.S. Finance II LLC
4.400% due 07/15/2044	6,000	4,749
4.875% due 06/25/2048	3,400	2,787

Bayer U.S. Finance LLC
6.875% due 11/21/2053	2,300	2,425

Becton Dickinson & Co.
5.110% due 02/08/2034	3,600	3,624

Beignet Investor LLC
6.581% due 05/30/2049	32,525	33,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BMW U.S. Capital LLC
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~	$5,000	$5,016

Boeing Co.
3.625% due 02/01/2031	4,200	3,996
3.650% due 03/01/2047	700	493
3.950% due 08/01/2059	4,300	2,970
5.705% due 05/01/2040	4,700	4,710
5.805% due 05/01/2050	11,600	11,221
5.930% due 05/01/2060	12,460	11,970
7.008% due 05/01/2064	1,000	1,107

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	1,500	1,513

Bristol-Myers Squibb Co.
4.250% due 10/26/2049	630	506

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,526	2,394
4.125% due 03/20/2033	1,403	1,358

Broadcom, Inc.
3.137% due 11/15/2035	1,728	1,469
3.419% due 04/15/2033	2,949	2,698
3.469% due 04/15/2034	5,300	4,775
3.500% due 02/15/2041	5,300	4,231
4.926% due 05/15/2037	5,843	5,671

Cameron LNG LLC
3.701% due 01/15/2039	2,600	2,206

Canadian Pacific Railway Co.
6.125% due 09/15/2115	6,470	6,544

Carnival Corp.
5.125% due 05/01/2029	600	596
5.750% due 03/15/2030	1,200	1,210
5.750% due 08/01/2032	900	901

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	1,900	1,737
5.550% due 08/22/2034	1,000	983

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	475

Centene Corp.
4.625% due 12/15/2029	1,900	1,805

CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,182
5.375% due 03/15/2044	1,800	1,679

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	2,500	1,755
3.700% due 04/01/2051	11,000	6,815
3.850% due 04/01/2061	9,600	5,612
3.900% due 06/01/2052	3,400	2,167
3.950% due 06/30/2062	1,700	1,000
4.400% due 12/01/2061	2,374	1,526
4.800% due 03/01/2050	4,900	3,625
5.375% due 05/01/2047	5,100	4,108

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,100
3.700% due 11/15/2029	6,500	6,317

Cheniere Energy Partners LP
3.250% due 01/31/2032 (m)	2,100	1,915
5.750% due 08/15/2034	2,900	2,989

Cheniere Energy, Inc.
5.200% due 07/30/2036	3,100	3,070
5.650% due 04/15/2034	2,000	2,060

Choice Hotels International, Inc.
5.850% due 08/01/2034	800	808

Chord Energy Corp.
6.750% due 03/15/2033	300	310

Cigna Group
5.250% due 01/15/2036	1,300	1,302
5.600% due 02/15/2054	800	758

Cleveland Clinic Foundation
4.858% due 01/01/2114	45	38

Comcast Corp.
2.937% due 11/01/2056	12,149	6,735
5.500% due 05/15/2064	3,800	3,368
6.050% due 05/15/2055 (m)	900	891

CommonSpirit Health
4.975% due 09/01/2035	2,500	2,441

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.580% due 09/01/2045	$800	$772
5.662% due 09/01/2055	800	771

Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	979
5.250% due 11/15/2048	3,500	3,153

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(k)	1,214	1,244

CSL Finance PLC
4.625% due 04/27/2042	900	796

CVS Health Corp.
5.125% due 07/20/2045	7,400	6,502
5.300% due 12/05/2043	6,700	6,116
5.625% due 02/21/2053	3,500	3,210
6.000% due 06/01/2044	5,600	5,517

CVS Pass-Through Trust
7.507% due 01/10/2032	7,835	8,276
8.353% due 07/10/2031	167	181

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	2,383	2,381

Devon Energy Corp.
5.750% due 09/15/2054	4,400	4,138

Diamondback Energy, Inc.
5.550% due 04/01/2035	1,400	1,429
5.750% due 04/18/2054	4,100	3,880

Discovery Global Holdings, Inc.
5.141% due 03/15/2052	741	451

DT Midstream, Inc.
4.300% due 04/15/2032	2,900	2,768

Ecopetrol SA
5.875% due 05/28/2045	4,705	3,468

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,158
4.650% due 01/15/2043	1,435	1,243
5.100% due 01/15/2044	500	456
5.125% due 02/15/2053	8,100	7,121
5.650% due 06/15/2054	2,500	2,357
5.850% due 11/01/2064	2,000	1,914

Eli Lilly & Co.
4.950% due 02/27/2063	3,100	2,723
5.100% due 02/09/2064	2,000	1,801
5.200% due 08/14/2064	2,600	2,366

Enbridge, Inc.
6.700% due 11/15/2053	4,400	4,779

Energy Transfer LP
4.550% due 01/15/2031	7,200	7,137
5.000% due 05/15/2044	4,857	4,233
5.150% due 03/15/2045	11,100	9,671
5.350% due 05/15/2045	2,465	2,206

Eni SpA
5.950% due 05/15/2054	2,747	2,735

Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	3,960
4.200% due 04/01/2050	4,200	3,305

Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,927
4.850% due 03/15/2044	3,579	3,241
4.950% due 10/15/2054	830	729
5.200% due 01/15/2036	6,600	6,639
5.550% due 02/16/2055	6,700	6,450
6.900% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,449

Essent Group Ltd.
6.250% due 07/01/2029	1,000	1,035

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,800	1,780

Ferguson Finance PLC
3.250% due 06/02/2030	700	660

Fiserv, Inc.
4.400% due 07/01/2049 (m)	1,355	1,025

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	6,650

Gartner, Inc.
5.600% due 11/20/2035	2,000	1,898

Global Payments, Inc.
4.150% due 08/15/2049	3,700	2,644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 11/15/2035		$2,400	$2,314

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		3,200	3,188
6.510% due 02/23/2042		1,900	1,970

GSG Bidco Ltd.
6.375% due 06/15/2051	EUR	7,500	8,610

HCA, Inc.
3.500% due 07/15/2051		$4,900	3,246
4.375% due 03/15/2042		2,040	1,717
4.625% due 03/15/2052		3,100	2,477
5.125% due 06/15/2039		2,400	2,263
5.250% due 06/15/2049		2,600	2,296
5.900% due 06/01/2053		800	762
5.950% due 09/15/2054		1,400	1,348

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		1,100	825

Hyatt Hotels Corp.
5.375% due 12/15/2031		800	810

Hyundai Capital America
5.400% due 06/23/2032		4,700	4,786

Imperial Brands Finance PLC
6.125% due 07/27/2027		1,500	1,531

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		1,700	1,238

Intel Corp.
3.200% due 08/12/2061		3,000	1,676
5.700% due 02/10/2053		6,600	6,082

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		1,600	1,607

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (m)		1,600	1,514

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,007	895

Johnson Controls, Inc.
4.950% due 07/02/2064		20	16

Kinder Morgan, Inc.
5.550% due 06/01/2045		4,000	3,819
6.950% due 06/01/2028		3,795	3,952
7.420% due 02/15/2037		2,980	3,369
8.050% due 10/15/2030		3,825	4,279

Kraft Heinz Foods Co.
4.875% due 10/01/2049		1,200	982

Las Vegas Sands Corp.
3.500% due 08/18/2026		6,800	6,778
3.900% due 08/08/2029		5,800	5,592
6.200% due 08/15/2034		4,500	4,614

Lockheed Martin Corp.
4.300% due 06/15/2062		1,800	1,404

Marathon Petroleum Corp.
6.500% due 03/01/2041		1,800	1,920

Marriott International, Inc.
5.250% due 10/15/2035		400	398

Mars, Inc.
5.700% due 05/01/2055		1,900	1,854
5.800% due 05/01/2065		2,100	2,062

Marvell Technology, Inc.
2.950% due 04/15/2031		4,000	3,672

Meta Platforms, Inc.
5.550% due 08/15/2064		1,000	900

Moody’s Corp.
3.100% due 11/29/2061		4,000	2,370

MPLX LP
4.900% due 04/15/2058		1,900	1,545
4.950% due 03/14/2052		700	582
5.200% due 03/01/2047		900	797
5.950% due 04/01/2055		6,600	6,290

MSCI, Inc.
3.625% due 11/01/2031		1,800	1,666

National Football League
5.250% due 10/05/2034 «(k)		4,900	4,885
5.420% due 10/05/2037 «(k)		1,800	1,795

NetApp, Inc.
5.700% due 03/17/2035		360	367

New York & Presbyterian Hospital
4.063% due 08/01/2056		45	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newfold Digital Holdings Group, Inc.
9.419% due 04/30/2029		$776	$580

Northern Natural Gas Co.
4.300% due 01/15/2049		5,000	3,979

Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	1,841
4.260% due 11/01/2047		30	24

NTT Finance Corp.
5.171% due 07/16/2032		2,000	2,015

Occidental Petroleum Corp.
4.400% due 04/15/2046		3,900	3,087

ONEOK Partners LP
6.125% due 02/01/2041		1,475	1,499

Oracle Corp.
3.650% due 03/25/2041		5,700	4,060
3.850% due 04/01/2060		6,615	3,897
3.950% due 03/25/2051		15,900	10,082
4.100% due 03/25/2061		6,400	3,938
5.500% due 09/27/2064		6,000	4,599
5.875% due 09/26/2045 (m)		6,100	5,267
5.950% due 09/26/2055 (m)		600	505
6.100% due 09/26/2065		4,100	3,402
6.550% due 02/04/2046		1,800	1,680
6.700% due 02/04/2056		2,700	2,508
6.850% due 02/04/2066		2,700	2,485

Petroleos Mexicanos
6.700% due 02/16/2032		900	882
6.840% due 01/23/2030		4,000	4,011

Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,091
4.625% due 10/29/2035		2,000	1,925

Quanta Services, Inc.
3.050% due 10/01/2041		4,000	2,929

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	5,043
4.550% due 03/15/2052		1,800	1,423

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	100	134

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036		$200	197
5.500% due 04/01/2028		2,000	2,023
5.625% due 09/30/2031		1,200	1,212
6.000% due 02/01/2033		1,100	1,111

Royalty Pharma PLC
3.550% due 09/02/2050		4,300	2,904

RTX Corp.
4.050% due 05/04/2047		2,705	2,148
4.350% due 04/15/2047		700	581
4.450% due 11/16/2038		1,430	1,322
6.100% due 03/15/2034		1,800	1,939
6.400% due 03/15/2054		1,600	1,726

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		3,600	3,575

Salesforce, Inc.
6.550% due 03/15/2056		2,900	2,912

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,214
5.750% due 11/13/2035		1,200	1,204
6.875% due 09/19/2033		2,500	2,724

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	2,992
5.875% due 07/17/2064		1,200	1,094
6.000% due 02/02/2056		5,400	5,098

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	414

Snam SpA
6.500% due 05/28/2055		3,000	3,093

South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054		2,000	1,908

Southern Co.
3.750% due 09/15/2051 •		5,000	4,968
4.250% due 07/01/2036		1,000	920

Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,540

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,405

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		$8,800	$8,809

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		747	734

Stryker Corp.
4.625% due 03/15/2046		2,200	1,907
5.200% due 02/10/2035		2,800	2,836

Sutter Health
3.161% due 08/15/2040		350	271

Synopsys, Inc.
5.700% due 04/01/2055		6,800	6,506

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	979
3.300% due 02/15/2051		4,700	3,079
3.400% due 10/15/2052		10,900	7,146
3.500% due 04/15/2031		200	189
3.600% due 11/15/2060		11,300	7,342
5.650% due 01/15/2053		4,200	3,975

Tapestry, Inc.
5.500% due 03/11/2035		2,000	2,004

Targa Resources Corp.
4.950% due 04/15/2052		500	419
5.500% due 02/15/2035		1,500	1,514

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,333

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	2,898

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,100	1,968
8.375% due 06/15/2032		1,275	1,497

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	456	660

Time Warner Cable LLC
4.500% due 09/15/2042		$820	619
5.250% due 07/15/2042	GBP	800	857
5.500% due 09/01/2041		$6,225	5,370
5.875% due 11/15/2040		4,520	4,100
6.750% due 06/15/2039		3,500	3,476
7.300% due 07/01/2038		5,000	5,236

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,477

TotalEnergies Capital SA
5.638% due 04/05/2064		1,500	1,440

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,719
5.400% due 08/15/2041		1,400	1,351

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	562

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 ^(b)(c)		1,778	53

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		817	49

United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,973	4,581
3.100% due 01/07/2030		331	322
3.450% due 01/07/2030		2,702	2,628
4.000% due 10/11/2027		343	343
4.150% due 02/25/2033		1,528	1,498
4.550% due 08/25/2031		2,698	2,606
5.450% due 08/15/2038		940	961
5.875% due 04/15/2029		1,172	1,193

UnitedHealth Group, Inc.
3.875% due 08/15/2059		7,100	4,958
5.050% due 04/15/2053		15,400	13,560
5.200% due 04/15/2063		8,800	7,690
6.050% due 02/15/2063		300	300

University of Southern California
5.250% due 10/01/2111		40	36

UPMC
5.035% due 05/15/2033		1,100	1,109

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,548

Var Energi ASA
8.000% due 11/15/2032		1,200	1,368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$2,570	$2,444
3.875% due 11/01/2033		5,500	4,877
4.125% due 08/15/2031		1,200	1,114
6.250% due 01/15/2030		2,500	2,558

Venture Global LNG, Inc.
7.000% due 01/15/2030		4,900	5,006

Venture Global Plaquemines LNG LLC
7.750% due 05/01/2035		600	673

Viking Cruises Ltd.
5.875% due 10/15/2033		600	593

Viper Energy Partners LLC
5.700% due 08/01/2035		1,400	1,412

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	2,463

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	5,800	6,179

VMware LLC
2.200% due 08/15/2031		$5,900	5,181
4.700% due 05/15/2030		2,100	2,113

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		1,500	1,510

Waste Connections, Inc.
4.200% due 01/15/2033		2,200	2,130

Weatherford International Ltd.
6.750% due 10/15/2033		600	613

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	505

Western Midstream Operating LP
5.300% due 03/01/2048		2,900	2,453

Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,382
5.650% due 03/15/2033		3,800	3,926
5.800% due 11/15/2054		2,400	2,311

Woodside Finance Ltd.
3.700% due 09/15/2026		1,300	1,295
5.700% due 09/12/2054		5,600	5,275
6.000% due 05/19/2035		1,000	1,043

Workday, Inc.
3.800% due 04/01/2032		4,500	4,179

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		1,500	1,486

Yellowstone Energy LP
5.750% due 12/31/2026		223	221

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	190
4.450% due 08/15/2045		2,397	2,055

			897,225

UTILITIES 15.4%

AEP Texas, Inc.
4.150% due 05/01/2049		1,600	1,216

AES Corp.
6.950% due 07/15/2055 •		700	654
7.600% due 01/15/2055 •		3,475	3,449

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,461

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	670

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	400	495

Appalachian Power Co.
4.500% due 08/01/2032		$2,600	2,538

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	997
3.500% due 12/01/2049		1,400	961
4.500% due 04/01/2042		700	603

AT&T, Inc.
3.550% due 09/15/2055		8,889	5,785
3.650% due 06/01/2051		1,200	825
3.650% due 09/15/2059		32,908	21,340
3.800% due 12/01/2057		24,217	16,389
4.300% due 12/15/2042		2,700	2,243

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.700% due 11/01/2054	$4,100	$3,842
5.850% due 04/30/2046	2,700	2,633
6.000% due 04/30/2056	3,400	3,329

Basin Electric Power Cooperative
5.850% due 10/15/2055	1,500	1,463

Berkshire Hathaway Energy Co.
4.600% due 05/01/2053	1,000	818

Black Hills Corp.
6.000% due 01/15/2035	2,050	2,129

Brooklyn Union Gas Co.
4.487% due 03/04/2049	1,200	959

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051	2,500	1,709

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,572
6.714% due 08/15/2063	1,200	1,297

Comision Federal de Electricidad
5.750% due 02/14/2042	55	49

Commonwealth Edison Co.
4.000% due 03/01/2048	700	545

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,627
3.700% due 11/15/2059	1,700	1,157
4.500% due 05/15/2058	5,800	4,644
4.650% due 12/01/2048	3,000	2,563

Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,161
5.750% due 03/15/2054	2,000	1,941
5.800% due 03/01/2033	3,800	3,982

Consumers Energy Co.
4.050% due 05/15/2048	2,500	1,964
4.200% due 09/01/2052	3,100	2,460

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,257
5.400% due 04/01/2053	3,000	2,867

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,612
5.350% due 01/15/2053	6,800	6,376
5.400% due 01/15/2054	9,200	8,734

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,430
3.500% due 06/15/2051	11,400	7,645
3.950% due 08/15/2047	2,300	1,708

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	1,300	1,265

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	681
3.600% due 09/15/2047	900	658

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	638

Electricite de France SA
4.875% due 09/21/2038	2,300	2,133
4.950% due 10/13/2045	2,150	1,864
6.000% due 04/22/2064	8,100	7,718
6.900% due 05/23/2053	1,400	1,499

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,734

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	928	929

Enel Finance America LLC
2.875% due 07/12/2041	9,750	6,866

ENEL Finance International NV
4.750% due 05/25/2047	1,500	1,241
5.500% due 06/26/2034	2,900	2,947

Entergy Corp.
3.750% due 06/15/2050	4,000	2,831
7.125% due 12/01/2054 •	1,000	1,025

Entergy Texas, Inc.
5.550% due 09/15/2054	2,000	1,886

Evergy, Inc.
6.650% due 06/01/2055 •	1,000	1,008

Eversource Energy
4.450% due 12/15/2030	1,100	1,085

FirstEnergy Corp.
4.850% due 07/15/2047	2,200	1,881

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FirstEnergy Transmission LLC
5.450% due 07/15/2044	$6,330	$5,997

FORESEA Holding SA
7.500% due 06/15/2030	659	647

Georgia Power Co.
4.750% due 09/01/2040	1,000	940

Indiana Michigan Power Co.
4.550% due 03/15/2046	400	339

Interstate Power & Light Co.
5.450% due 09/30/2054	2,600	2,421

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,542

ITC Holdings Corp.
5.400% due 06/01/2033	2,300	2,339

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	1,906

KeySpan Gas East Corp.
3.586% due 01/18/2052	3,000	2,000

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,076

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,622
4.250% due 05/01/2046	3,450	2,841
4.250% due 07/15/2049	14,325	11,500
5.500% due 11/15/2056	4,000	3,840
5.850% due 09/15/2054	2,100	2,110

Mississippi Power Co.
4.250% due 03/15/2042	1,700	1,429

Monongahela Power Co.
5.400% due 12/15/2043	4,224	3,965

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,417

New England Power Co.
3.800% due 12/05/2047	3,300	2,468

New York State Electric & Gas Corp.
3.300% due 09/15/2049	900	609

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,237
5.783% due 09/16/2052	1,050	1,012

NiSource, Inc.
3.950% due 03/30/2048	1,245	935
4.375% due 05/15/2047	1,800	1,447
5.800% due 02/01/2042	300	296

Northern States Power Co.
5.100% due 05/15/2053	11,600	10,577

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,152

Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	821
6.200% due 12/01/2053	2,700	2,762

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,626

ONEOK, Inc.
5.050% due 04/01/2045	2,200	1,889
5.200% due 07/15/2048	6,562	5,772
5.850% due 11/01/2064	17,000	15,502
6.250% due 10/15/2055	1,900	1,865

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,152
3.250% due 06/01/2031	1,500	1,384
3.300% due 08/01/2040	2,700	2,021
3.500% due 08/01/2050	7,850	5,195
3.750% due 07/01/2028	2,400	2,359
3.950% due 12/01/2047	4,800	3,497
4.300% due 03/15/2045	1,600	1,251
4.500% due 07/01/2040	4,200	3,586
4.500% due 12/15/2041	2,900	2,422
4.550% due 07/01/2030	5,700	5,625
4.750% due 02/15/2044	1,200	1,004
4.950% due 07/01/2050	4,200	3,482
5.250% due 03/01/2052	2,700	2,300
6.000% due 08/15/2035	1,500	1,551
6.100% due 10/15/2055	1,300	1,250
6.700% due 04/01/2053	5,500	5,699

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
2.900% due 06/15/2052		$10,600	$6,043
4.150% due 02/15/2050		200	146
5.350% due 12/01/2053		3,500	3,005
5.450% due 02/15/2034		2,800	2,791
5.800% due 01/15/2055		3,300	3,017
7.375% due 09/15/2055 •		2,600	2,486

PECO Energy Co.
4.375% due 08/15/2052		5,700	4,635

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		4,000	2,740

Petrobras Global Finance BV
6.250% due 01/10/2036		8,700	8,509

PG&E Corp.
7.375% due 03/15/2055 •		2,500	2,518

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		2,900	1,967
3.640% due 11/01/2046		1,000	734
5.400% due 06/15/2033		700	719

Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 06/15/2044		2,400	2,030

Public Service Co. of Colorado
5.850% due 05/15/2055		2,400	2,381

Puget Energy, Inc.
4.100% due 06/15/2030		500	485

RWE Finance U.S. LLC
5.125% due 09/18/2035		2,600	2,529

San Diego Gas & Electric Co.
3.700% due 03/15/2052		2,200	1,568
3.750% due 06/01/2047		1,895	1,406
4.100% due 06/15/2049		1,578	1,212
4.150% due 05/15/2048		2,795	2,199
4.500% due 08/15/2040		4,050	3,647
5.200% due 03/15/2036		1,100	1,098
5.950% due 03/15/2056		3,400	3,411

Sempra
3.800% due 02/01/2038		1,800	1,520
4.000% due 02/01/2048		925	689
6.000% due 10/15/2039		3,635	3,720
6.375% due 04/01/2056 •		2,600	2,612

Southern California Edison Co.
2.950% due 02/01/2051		900	542
3.600% due 02/01/2045		1,400	999
3.900% due 12/01/2041		3,800	2,961
3.900% due 03/15/2043		8,500	6,445
4.000% due 04/01/2047		8,938	6,648
4.050% due 03/15/2042		2,000	1,563
4.125% due 03/01/2048		1,800	1,349
4.650% due 10/01/2043		2,950	2,477
4.875% due 03/01/2049		1,100	920
5.450% due 06/01/2052		3,100	2,753
5.625% due 02/01/2036		2,879	2,886
5.900% due 03/01/2055		2,200	2,099
5.950% due 02/01/2038		1,500	1,525
6.050% due 03/15/2039		4,500	4,584
6.200% due 09/15/2055		2,600	2,581

Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,246
3.950% due 02/15/2050		3,500	2,617
5.125% due 11/15/2040		300	289

Southern Power Co.
5.250% due 07/15/2043		500	470

Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,327
6.200% due 03/15/2040		8,200	8,538

Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,160
6.000% due 06/01/2054		5,850	5,898

SW Finance I PLC
7.000% due 04/16/2040	GBP	2,300	2,956

System Energy Resources, Inc.
5.300% due 12/15/2034		$1,200	1,197

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/2032		4,575	4,338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Union Electric Co.
5.125% due 03/15/2055	$1,800	$1,632
5.250% due 01/15/2054	5,000	4,617
5.450% due 03/15/2053	2,800	2,658

Verizon Communications, Inc.
2.850% due 09/03/2041	6,000	4,224
2.987% due 10/30/2056	3,887	2,283
3.000% due 11/20/2060	21,700	12,488
5.875% due 11/30/2055	3,000	2,920
6.000% due 11/30/2065	1,100	1,067

Virginia Electric & Power Co.
2.950% due 11/15/2051	9,900	6,085

Vistra Operations Co. LLC
5.350% due 01/31/2036	7,000	6,852
5.700% due 12/30/2034	300	302

Vodafone Group PLC
5.125% due 06/04/2081 •	3,900	3,033
5.875% due 06/28/2064	6,600	6,270

		527,283

Total Corporate Bonds & Notes (Cost $2,488,518)		2,214,560

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)	114	1
0.000% due 12/31/2027 (e)	142	0
0.000% due 12/31/2028 (e)	228	0
0.000% due 12/31/2029 (e)	228	0
0.000% due 12/31/2030 (e)	285	1
0.000% due 12/31/2031 (e)	285	0
0.000% due 12/31/2032 (e)	535	1

Total Convertible Bonds & Notes (Cost $98)		3

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,395

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,505	2,816

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	744

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
4.214% due 06/01/2050	600	455

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	440	360

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	835	669

		7,439

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	9,420	10,175

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	195	197

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	635	669

		866

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	$800	$880

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010
6.270% due 02/15/2050	4,400	4,511

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	6,031
8.084% due 02/15/2050	1,000	1,249

		11,791

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,492

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	3,915	4,347

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	5,400	5,474

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	45	34

		9,855

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	930	1,000

Total Municipal Bonds & Notes (Cost $54,029)		54,498

U.S. GOVERNMENT AGENCIES 11.1%

Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055	14,281	14,361

Government National Mortgage Association, TBA
4.000% due 04/01/2056 - 05/01/2056	65,300	61,147
4.500% due 06/01/2040 - 05/01/2056	2,300	2,219
5.000% due 05/01/2056	15,300	15,124
6.000% due 05/01/2056	5,900	5,993

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	20	18
4.000% due 04/01/2056 - 06/01/2056	95,290	89,805
4.500% due 05/01/2056 - 06/01/2056	66,500	64,087
5.000% due 04/01/2056 - 05/01/2056	131,700	129,792

Total U.S. Government Agencies (Cost $384,014)		382,546

U.S. TREASURY OBLIGATIONS 27.2%

U.S. Treasury Bonds
1.875% due 02/15/2051	46,200	25,663
1.875% due 11/15/2051 (o)(q)	39,900	21,931
2.250% due 05/15/2041	46,500	33,904
2.250% due 02/15/2052	25,700	15,497
2.500% due 02/15/2045 (o)(q)	38,400	26,942
2.750% due 08/15/2047 (o)(q)	25,300	17,911
2.750% due 11/15/2047 (o)	5,200	3,669
2.875% due 05/15/2052	23,900	16,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/15/2047 (m)(o)(q)	$32,300	$24,016
3.000% due 02/15/2048 (m)(o)(q)	5,700	4,205
3.000% due 08/15/2048 (m)(o)	170,300	125,031
3.125% due 05/15/2048 (o)	6,000	4,517
3.250% due 05/15/2042 (o)	7,230	5,959
3.375% due 08/15/2042 (o)	1,211	1,012
3.750% due 08/15/2041	72,835	64,982
3.875% due 05/15/2043 (m)(o)	92,642	82,137
4.000% due 11/15/2042	25,171	22,784
4.250% due 02/15/2054	26,300	23,564
4.250% due 08/15/2054	55,600	49,810
4.375% due 05/15/2041 (o)	55,758	53,722
4.375% due 08/15/2043 (o)	53,076	50,114
4.625% due 02/15/2046 (m)	800	771
4.625% due 05/15/2054 (m)(o)	102,500	97,759
4.625% due 11/15/2055 (q)	31,359	29,967
4.750% due 11/15/2053 (m)(o)	101,220	98,444
4.750% due 02/15/2056 (o)	2,125	2,073
4.875% due 08/15/2045 (o)(q)	3,562	3,551

U.S. Treasury Inflation Protected Securities (g)
1.000% due 02/15/2046	1,922	1,427
2.125% due 02/15/2054	6,051	5,341
2.375% due 02/15/2055 (m)	5,730	5,332
2.375% due 02/15/2056	7,125	6,624

U.S. Treasury Notes
4.125% due 02/15/2036 (m)(o)(q)	6,370	6,271

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	682

Total U.S. Treasury Obligations (Cost $1,034,259)		932,192

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

86333 AA1
1.000% due 03/26/2029 «(k)	3,500	3,447

86333 AB9
5.170% due 03/26/2031 «(k)	3,500	3,420

Banc of America Funding Trust
5.500% due 01/25/2036	14	15
5.750% due 03/25/2036	41	33

Bear Stearns ALT-A Trust
5.989% due 11/25/2034 ~	15	15

Bear Stearns ARM Trust
5.619% due 11/25/2034 ~	227	215

BX Commercial Mortgage Trust
4.685% due 02/15/2039 •	204	204

Chase Mortgage Finance Trust
4.740% due 12/25/2037 ~	108	95

Countrywide Alternative Loan Trust
4.453% due 09/25/2035 •	75	55

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.933% due 07/25/2047 •	106	101

GSMPS Mortgage Loan Trust
4.143% due 03/25/2035 •	455	425

IndyMac INDX Mortgage Loan Trust
4.393% due 07/25/2035 •	205	165

JP Morgan Mortgage Trust
5.681% due 11/25/2033 ~	2	2

Merrill Lynch Mortgage Investors Trust
5.449% due 05/25/2033 ~	2	2

NAAC Reperforming Loan REMICS Trust Certificates
4.243% due 02/25/2035 •	601	491

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,323	3,195

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.863% due 02/25/2035 •	93	93

PMT Loan Trust
5.012% due 08/25/2056 •	524	526

RALI Trust
4.678% due 02/25/2035 ~	350	314

RFMSI Trust
5.390% due 02/25/2036 ~	133	127

Sequoia Mortgage Trust
4.678% due 05/20/2034 •	199	188

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Adjustable Rate Mortgage Loan Trust
4.810% due 03/25/2034 ~		$4	$4

Towd Point Mortgage Trust
4.793% due 05/25/2058 •		127	129

WaMu Mortgage Pass-Through Certificates Trust
2.373% due 11/25/2041 ~		112	105
4.673% due 07/25/2044 •		92	90

Total Non-Agency Mortgage-Backed Securities (Cost $13,753)			13,456

ASSET-BACKED SECURITIES 0.4%

CMBS OTHER 0.1%

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •		1,800	1,805

MF1 LLC
5.410% due 03/19/2039 •		1,000	1,000

MF1 Ltd.
5.027% due 02/19/2037 •		1,125	1,126

			3,931

HOME EQUITY OTHER 0.0%

ACE Securities Corp. Home Equity Loan Trust
4.588% due 01/25/2035 •		538	524

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.663% due 07/25/2034 •		1	1

Bear Stearns Asset-Backed Securities Trust
4.533% due 01/25/2034 •		3	3

RAAC Trust
4.553% due 10/25/2046 •		51	51

Saxon Asset Securities Trust
1.966% due 03/25/2035 •		39	34

			613

OTHER ABS 0.3%

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ		792	777

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •		54	54

ECAF I Ltd.
4.947% due 06/15/2040		839	781

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		816	837

METAL LLC
4.581% due 10/15/2042		1,530	1,071

Pikes Peak CLO 2
4.888% due 10/11/2034 •		3,000	3,004

Pikes Peak CLO 4
4.882% due 07/15/2034 •		3,000	3,004

Start II Ltd.
4.089% due 03/15/2044		325	326

Venture XIX CLO Ltd.
5.194% due 01/15/2032 •		249	249

			10,103

Total Asset-Backed Securities (Cost $15,033)			14,647

SOVEREIGN ISSUES 6.8%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		2,900	1,510
3.125% due 09/30/2049		1,400	926
3.875% due 04/16/2050		3,400	2,555

Brazil Government International Bonds
7.125% due 05/13/2054		1,100	1,083
7.250% due 01/12/2056		1,398	1,374

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (g)	BRL	16,739	2,759

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,000	3,131

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chile Government International Bonds
4.000% due 01/31/2052		$600	$469
5.330% due 01/05/2054		33	31

Colombia Government International Bonds
6.125% due 01/21/2031		2,100	2,068
7.500% due 02/02/2034		2,600	2,664

Colombia TES
11.000% due 08/22/2029	COP	23,006,300	5,801
11.500% due 07/25/2046		4,643,000	1,120
11.750% due 01/24/2035		42,231,100	10,471
12.750% due 11/28/2040		25,658,100	6,801
13.250% due 02/09/2033		20,082,900	5,384

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	3,500	4,169

Israel Government International Bonds
5.375% due 02/19/2030		$1,500	1,524
5.500% due 03/12/2034		9,300	9,432

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	626,000	2,734

Japan Government Thirty Year Bonds
2.100% due 09/20/2054		98,350	450
2.300% due 12/20/2054		1,172,150	5,606
2.400% due 03/20/2055		781,000	3,818
3.200% due 09/20/2055		2,257,000	13,071

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		318,000	1,771
2.700% due 09/20/2045		77,250	448

Mexico Government International Bonds
4.500% due 03/19/2034	EUR	4,500	5,067
5.625% due 02/09/2034		$5,300	5,190
5.625% due 09/22/2035		9,300	9,012

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	1,600	844
3.500% due 11/20/2037		3,200	1,785
4.750% due 02/20/2037		800	511

Panama Government International Bonds
4.500% due 05/15/2047		$35	28

Peru Government Bonds
7.300% due 08/12/2033	PEN	20,900	6,581

Peru Government International Bonds
5.400% due 08/12/2034		51,100	13,952
6.150% due 08/12/2032		9,064	2,724
6.950% due 08/12/2031		8,350	2,602

Philippines Government International Bonds
5.500% due 01/17/2048		$400	385

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	5,700	3,142

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	197,300	10,898
8.875% due 02/28/2035 (m)		340,300	19,765
9.000% due 01/31/2040		3,200	178

Romania Government International Bonds
1.750% due 07/13/2030	EUR	1,100	1,120
2.875% due 04/13/2042		1,100	797
3.750% due 02/07/2034		400	400
5.625% due 02/22/2036		1,000	1,110
5.625% due 05/30/2037		6,000	6,534

Saudi Government International Bonds
3.450% due 02/02/2061		$12,000	7,435
4.125% due 01/12/2029		4,000	3,949
5.125% due 01/13/2028		7,300	7,379
5.750% due 01/16/2054		6,300	5,955

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	7,700	3,592

U.K. Gilts
4.375% due 07/31/2054	GBP	17,786	19,603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)	$26	$15
0.000% due 02/01/2034 þ(f)	97	42
0.000% due 02/01/2035 þ(f)	82	38
0.000% due 02/01/2036 þ(f)	68	32
4.500% due 02/01/2034 þ	95	51
4.500% due 02/01/2035 þ	166	87
4.500% due 02/01/2036 þ	213	110

Total Sovereign Issues (Cost $240,140)		232,083

	SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.0%

Stichting Administratiekantoor «(d)	6,729	0

INDUSTRIALS 0.1%

Foresea Holdings SA «	63,984	1,471

Westmoreland Mining Holdings «(d)(k)	32,131	19

Westmoreland Mining LLC «(d)(k)	32,414	138

		1,628

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd. (d)	6,996,889	79

MNSN Holdings, Inc. «(d)(k)	2,831	176

		255

Total Common Stocks (Cost $2,492)		1,883

PREFERRED SECURITIES 2.7%

BANKING & FINANCE 2.7%

American AgCredit Corp.
5.250% due 06/15/2026 •(h)	11,000,000	11,061

Capital Farm Credit ACA
8.393% due 06/15/2026 •(h)	6,400,000	6,382

Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	9,000,000	8,336
5.000% due 12/01/2027 •(h)	2,000,000	1,970

Citigroup, Inc.
6.875% due 12/31/2099	3,400,000	3,426
6.950% due 02/15/2030 •(h)	3,800,000	3,831

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(h)	1,100,000	1,084

CoBank ACB
4.250% due 01/01/2027 •(h)	3,500,000	3,445
6.250% due 10/01/2026 •(h)	3,700,000	3,710
7.125% due 01/01/2030 •(h)	2,000,000	2,061

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(h)	1,822,950	2,335

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(h)	4,500,000	4,467

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	4,400,000	4,362
6.850% due 02/10/2030 •(h)	4,900,000	4,994

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	4,000,000	3,985
4.200% due 09/01/2026 (h)	75,000	1,313
4.625% due 06/01/2026 (h)	111,000	2,122

	SHARES	MARKET VALUE (000S)
6.437% (TSFR3M + 2.745%) due 07/01/2026 ~(h)	5,800,000	$5,810
6.500% due 04/01/2030 •(h)	5,300,000	5,442
6.875% due 06/01/2029 •(h)	610,000	635

State Street Corp.
6.700% due 03/15/2029 •(h)	5,200,000	5,299

Wells Fargo & Co.
4.750% due 06/15/2026 (h)	98,700	1,875
6.850% due 09/15/2029 •(h)	3,700,000	3,834
7.625% due 09/15/2028 •(h)	500,000	527

		92,306

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	3,227	1,525

Total Preferred Securities (Cost $97,058)		93,831

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (j)	587,062	587

REPURCHASE AGREEMENTS (l) 0.5%

		17,647

Total Short-Term Instruments (Cost $18,018)		18,234

Total Investments in Securities (Cost $4,379,262)		3,988,499

INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%

PIMCO Short-Term Floating NAV Portfolio III	2,084,785	20,304

Total Short-Term Instruments (Cost $20,303)		20,304

Total Investments in Affiliates (Cost $20,303)		20,304

Total Investments 116.8% (Cost $4,399,565)		$4,008,803

Financial Derivative Instruments (n)(p) 0.6% (Cost or Premiums, net $91,179)		23,359

Other Assets and Liabilities, net (17.4)%		(598,575)

Net Assets 100.0%		$3,433,587

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
86333 AA 11.000% due 03/26/2029	02/25/2026	$3,500	$3,447	0.10%
86333 AB 95.170% due 03/26/2031	02/25/2026	3,500	3,420	0.10
Alfa-Bank CJSC 5.860% due 10/21/2026	10/27/2025	863	863	0.03
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	1,214	1,244	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	900	893	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	1,000	985	0.03
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	1,637	1,618	0.05
Flourish Century Holdings Ltd. 6.600% due 02/04/2049	02/03/2026	0	0	0.00
MNSN Holdings, Inc.	04/26/2022	55	176	0.01
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,215	8,420	0.24
National Football League 5.250% due 10/05/2034	06/27/2025	4,900	4,885	0.14
National Football League 5.420% due 10/05/2037	06/27/2025	1,800	1,795	0.05
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	5,000	4,936	0.14
Westmoreland Mining Holdings	12/08/2014	936	19	0.00
Westmoreland Mining LLC	06/30/2023	215	138	0.00

		$35,735	$32,839	0.96%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	6.800%	03/30/2026	TBD	(2)	ZAR	298,614	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(19,738)	$17,647	$17,654

Total Repurchase Agreements								$(19,738)	$17,647	$17,654

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOS	2.500%	03/25/2026	04/01/2026			$(770)	$(770)
	3.500	03/27/2026	06/12/2026			(31,998)	(32,013)
	3.750	03/30/2026	04/06/2026			(15,189)	(15,192)
BPS	3.600	12/12/2025	TBD	(4)		(1,355)	(1,369)
BRC	2.500	03/13/2026	TBD	(4)	GBP	(617)	(818)
	2.650	12/19/2025	TBD	(4)		(211)	(281)
	2.650	01/14/2026	TBD	(4)		(1,581)	(2,104)
	2.650	01/20/2026	TBD	(4)		(529)	(703)
	6.700	03/30/2026	TBD	(4)	ZAR	(298,614)	(17,654)

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BSN	3.770%	03/06/2026	04/06/2026		$(60,786)	$(60,952)
DEU	3.760	03/18/2026	04/08/2026		(4,278)	(4,285)
	3.770	03/03/2026	04/07/2026		(1,818)	(1,824)
JPS	3.500	04/01/2026	04/07/2026		(2,998)	(2,998)
	3.650	03/20/2026	05/01/2026		(513)	(514)
	3.660	04/01/2026	04/07/2026		(775)	(775)
	3.680	03/25/2026	04/01/2026		(2,987)	(2,989)
	3.750	03/31/2026	04/01/2026		(17,446)	(17,446)
	3.760	03/10/2026	04/21/2026		(5,271)	(5,284)
	3.760	03/17/2026	04/21/2026		(666)	(667)
	3.760	03/20/2026	04/13/2026		(2,306)	(2,309)
	3.760	03/23/2026	04/06/2026		(12,243)	(12,255)
MYI	0.000	04/01/2026	TBD	(4)	(904)	(904)
	1.000	04/01/2026	TBD	(4)	(1,534)	(1,534)
	2.950	02/03/2026	04/01/2026		(1,570)	(1,577)
	3.500	12/18/2025	04/01/2026		(890)	(899)
RCY	3.770	02/06/2026	04/20/2026		(37,812)	(38,026)
STR	3.730	04/01/2026	04/02/2026		(60,173)	(60,173)
	3.760	03/31/2026	04/01/2026		(48,510)	(48,510)

Total Reverse Repurchase Agreements						$(334,825)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(5)
BCY	3.740%	04/01/2026	04/08/2026	$(1,160)	$(1,161)
	3.770	03/27/2026	04/06/2026	(4,292)	(4,294)

Total Sale-Buyback Transactions					$(5,455)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BOS	$0	$(47,975)	$0	$(47,975)	$49,437	$1,462
BPS	0	(1,369)	0	(1,369)	1,514	145
BRC	17,654	(21,560)	0	(3,906)	1,672	(2,234)
BSN	0	(60,952)	0	(60,952)	59,887	(1,065)
DEU	0	(6,109)	0	(6,109)	5,943	(166)
JPS	0	(45,237)	0	(45,237)	40,990	(4,247)
MYI	0	(4,914)	0	(4,914)	2,415	(2,499)
RCY	0	(38,026)	0	(38,026)	38,102	76
STR	0	(108,683)	0	(108,683)	48,629	(60,054)

Master Securities Forward Transaction Agreement
BCY	0	0	(5,455)	(5,455)	5,406	(49)

Total Borrowings and Other Financing Transactions	$17,654	$(334,825)	$(5,455)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(32,527)	$(5,275)	$(37,802)
U.S. Treasury Obligations	(69,715)	(140,794)	0	0	(210,509)
Non-Agency Mortgage-Backed Securities	(2,476)	0	0	0	(2,476)
Sovereign Issues	0	0	0	(17,654)	(17,654)

Total	$(72,191)	$(140,794)	$(32,527)	$(22,929)	$(268,441)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(5,455)	$0	$0	$(5,455)

Total	$0	$(5,455)	$0	$0	$(5,455)

Total Borrowings	$(72,191)	$(146,249)	$(32,527)	$(22,929)	$(273,896)

Payable for reverse repurchase agreements and sale-buyback financing transactions (7)					$(273,896)

(m)	Securities with an aggregate market value of $273,735 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(95,062) at a weighted average interest rate of 4.408%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	Unsettled reverse repurchase agreements liability of $(66,384) is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	819	$	2,048	$641	$27
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	854		2,135	416	16

Total Purchased Options						$1,057	$43

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR 125.500	04/24/2026	21	$21	$(9)	$(22)
Call - EUREX Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	21	21	(7)	(3)

					$(16)	$(25)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$ 110.000	04/24/2026	44	$44	$(15)	$(16)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	44	44	(10)	(6)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	819	2,048	(224)	(5)

					$(249)	$(27)

Total Written Options					$(265)	$(52)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	689	$165,989	$591	$60	$0
3-Month SOFR Active Contract December Futures	03/2028	351	84,762	527	18	0
3-Month SOFR Active Contract September Futures	12/2026	632	152,209	538	39	0
3-Month SOFR Active Contract September Futures	12/2027	1,049	253,163	1,298	52	0
Australia Government 10-Year Bond June Futures	06/2026	267	19,850	(62)	187	0
Euro-Bobl June Futures	06/2026	16	2,135	(34)	9	0
Euro-Bund June Futures	06/2026	61	8,841	(221)	64	0
Long Guilt June Futures	06/2026	256	29,747	(1,595)	224	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,137	126,260	(1,716)	266	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	140	15,892	(332)	42	0
U.S. Treasury Long-Term Bond June Futures	06/2026	101	11,501	(377)	38	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	4,498	524,298	(16,703)	984	0

				$(18,086)	$1,983	$0

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	52	$(10,787)	$78	$0	$(4)
U.S. Treasury 5-Year Note June Futures	06/2026	1,499	(162,161)	2,160	0	(211)

				$2,238	$0	$(215)

Total Futures Contracts				$(15,848)	$1,983	$(215)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.559%	$4,600	$(521)	$(88)	$(609)	$0	$(11)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.057	13,600	(2,144)	53	(2,091)	0	(42)

						$(2,665)	$(35)	$(2,700)	$0	$(53)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.658%		$1,500	$186	$(15)	$171	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.271		2,000	(12)	37	25	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		4,200	64	(55)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		1,100	(6)	21	15	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.317		4,100	53	(32)	21	1	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.165		4,500	119	(90)	29	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.693	EUR	1,100	19	(1)	18	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.188		$3,700	36	(13)	23	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		1,900	22	(17)	5	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.059	EUR	2,000	461	(21)	440	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		$700	4	(3)	1	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.607		3,400	465	(67)	398	7	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		3,600	14	(7)	7	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		4,700	103	(212)	(109)	9	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.098		3,600	611	(566)	45	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.247	EUR	1,100	11	10	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		$3,300	80	(61)	19	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	1,500	12	10	22	1	0

							$2,242	$(1,082)	$1,160	$20	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030	$	4,653	$(110)	$(169)	$(279)	$0	$(39)
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030		20,097	(1,534)	442	(1,092)	0	(181)

						$(1,644)	$273	$(1,371)	$0	$(220)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026		$2,116	$(78)	$84	$6	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		700	(33)	33	0	3	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		200	(8)	7	(1)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		400	(12)	9	(3)	2	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		100	(2)	0	(2)	0	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	1	(8)	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		20,900	454	(73)	381	37	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		2,208,075	48,267	(8,399)	39,868	4,323	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		1,430,325	24,196	970	25,166	3,087	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	7,500	143	(13)	130	9	0

						$72,918	$(7,381)	$65,537	$7,464	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	44,680	$(916)	$(989)	$(1,905)	$142	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		33,400	1,092	656	1,748	0	(133)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	2,823	6,812	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	208	208	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	(429)	(355)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,400	(9)	(33)	(42)	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		182,726	597	1,215	1,812	0	(181)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		3,600	0	34	34	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		4,400	0	36	36	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,800	0	12	12	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		2,000	0	13	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		16,200	(22)	111	89	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		88,300	250	(513)	(263)	0	(96)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		1,500	0	13	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		2,900	(2)	(18)	(20)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,490	(5)	(6)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(3)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,600	(9)	(8)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(27)	(36)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(28)	(43)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(7)	(6)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		5,900	12	79	91	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		5,900	(5)	68	63	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		10,062	26	69	95	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		2,300	(7)	65	58	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		1,800	0	20	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		2,000	0	30	30	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		4,100	0	35	35	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,800	(10)	55	45	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,700	(10)	44	34	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		2,500	(66)	38	(28)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		700	0	10	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		7,200	151	73	224	24	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		900	0	22	22	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		900	0	21	21	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		800	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		20,376	36	229	265	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		75,575	6,693	1,857	8,550	269	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		1,000	0	14	14	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		900	0	12	12	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		30,400	530	183	713	116	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(1,251)	(1,251)	55	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		234,100	0	(420)	(420)	0	(18)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		110,600	0	(261)	(261)	128	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		166,400	0	(385)	(385)	193	0
Pay	1-Year BRL-CDI	13.657	Maturity	01/02/2031		52,700	(20)	18	(2)	70	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		14,900	(12)	15	3	21	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		500	0	0	0	1	0
Pay	1-Year BRL-CDI	13.899	Maturity	01/02/2031		4,200	0	5	5	6	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	115,200	947	(2,792)	(1,845)	556	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		33,300	(379)	(1,475)	(1,854)	296	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(97)	(117)	3	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		49,300	13	(1,172)	(1,159)	246	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		22,980	430	149	579	0	(256)

							$13,308	$(1,671)	$11,637	$2,212	$(895)

Total Swap Agreements							$84,159	$(9,896)	$74,263	$9,696	$(1,168)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$43	$1,983	$9,696	$11,722	$(52)	$(234)	$(1,168)	$(1,454)

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

(o)

Securities with an aggregate market value of $150,963 and cash of $17,575 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $20 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(19) for closed futures is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	31,736		$23,168	$354	$0
	04/2026	SGD	20		16	0	0

BOA	04/2026	BRL	7,403		1,414	0	(15)
	04/2026	CNH	5,999		870	0	(1)
	04/2026	EUR	779		907	7	0
	04/2026	INR	155,544		1,657	14	0
	04/2026	KRW	466,639		319	9	0
	04/2026	PLN	4,773		1,291	5	0
	04/2026	SGD	14,239		11,140	65	0
	04/2026		$1,418	BRL	7,403	11	0
	04/2026		310	CNH	2,137	0	0
	04/2026		2,272	INR	212,604	2	(16)
	04/2026		251	MXN	4,633	7	0
	04/2026		6,961	PLN	25,710	0	(35)
	06/2026	ILS	5,673		$1,836	28	0
	06/2026	MXN	30,830		1,720	10	0
	06/2026		$1,414	BRL	7,502	15	0
	06/2026		447	ILS	1,393	0	(3)

BPS	04/2026	BRL	54,710		$10,482	0	(80)
	04/2026	CNH	2,782		404	0	0
	04/2026	ILS	5,577		1,806	32	0
	04/2026	INR	994,691		10,569	30	0
	04/2026	KRW	3,480,541		2,333	21	(3)
	04/2026	NZD	245		145	4	0
	04/2026	PLN	1,885		507	0	(1)
	04/2026	THB	249,848		7,754	173	(3)
	04/2026		$3,223	AUD	4,608	0	(44)
	04/2026		10,340	BRL	54,710	222	0
	04/2026		12,406	IDR	209,963,709	1	(37)
	04/2026		1,331	ILS	4,215	10	0
	04/2026		21,449	INR	1,999,989	47	(259)
	04/2026		1,268	KRW	1,893,777	3	(11)
	04/2026		4,546	PLN	16,386	0	(132)
	04/2026		3	THB	86	0	0
	04/2026		5,744	TWD	183,596	1	(15)
	04/2026	ZAR	41,060		$2,425	1	0
	05/2026	ILS	4,210		1,331	0	(10)
	05/2026	INR	460,090		4,863	0	(20)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	TWD	105,563		$3,276	$0	$(15)
	05/2026		$1,900	BRL	9,973	14	0
	05/2026		2,436	IDR	41,468,703	6	0
	05/2026		486	THB	15,955	0	(1)
	06/2026	COP	214		$0	0	0
	06/2026		$668	IDR	11,255,710	0	(6)

BRC	04/2026	BRL	2,343		$449	0	(3)
	04/2026	CAD	52		37	0	0
	04/2026	TRY	259,540		5,630	0	(96)
	04/2026		$441	BRL	2,343	11	0
	04/2026		2,618	PLN	9,421	0	(80)
	04/2026		40,436	TRY	1,807,211	122	0
	04/2026	ZAR	43,612		$2,665	91	0
	05/2026	TRY	11,621		249	0	(2)
	05/2026		$37	CAD	52	0	0
	06/2026	ILS	74		$24	0	0

BSH	04/2026	JPY	474,265		2,971	0	(18)
	04/2026		$56,203	GBP	42,220	0	(321)
	04/2026		18,698	NZD	32,389	0	(86)
	05/2026	GBP	42,220		$56,201	321	0
	05/2026	NZD	32,389		18,719	87	0
	05/2026		$2,971	JPY	472,836	17	0
	07/2026	PEN	37,849		$11,241	423	0
	12/2026		11,863		3,506	142	0

CBK	04/2026	AUD	9,899		6,950	120	0
	04/2026	CNH	2,085		302	0	(1)
	04/2026	COP	12,915,924		3,395	0	(119)
	04/2026	EUR	8,122		9,428	40	0
	04/2026	GBP	6,293		8,438	109	0
	04/2026	INR	1,187,129		12,702	165	0
	04/2026	NOK	8,370		862	0	(3)
	04/2026	SEK	6,765		725	11	0
	04/2026	THB	88		3	0	0
	04/2026	TWD	6,868		215	1	0
	04/2026		$950	CNH	6,548	1	0
	04/2026		3,919	GBP	2,939	0	(29)
	04/2026		30,678	INR	2,827,668	26	(746)
	04/2026	ZAR	3,592		$211	0	(1)
	05/2026		$0	JPY	10	0	0
	06/2026	COP	12,548,004		$3,320	0	(41)
	06/2026	ILS	23,655		7,674	135	0
	06/2026		$461	IDR	7,748,303	0	(6)
	06/2026		28,771	MXN	507,274	0	(635)
	07/2026	PEN	10,413		$3,025	49	0
	08/2026	COP	31,391,910		8,257	0	(28)
	09/2026	PEN	3,891		1,125	16	0
	09/2026		$510	MXN	9,129	0	(8)

DUB	04/2026	CNH	64,387		$9,398	49	0
	04/2026	ILS	11,252		3,635	55	0
	04/2026	INR	474,153		5,034	33	(7)
	04/2026		$25,304	AUD	36,886	146	0
	04/2026		4,557	CNH	31,517	19	0
	04/2026		5,508	INR	519,165	37	(26)
	04/2026		32,807	SGD	41,908	0	(212)
	04/2026		2,225	THB	72,661	0	(19)
	05/2026	AUD	36,886		$25,294	0	(146)
	05/2026	CNH	31,441		4,557	0	(19)
	05/2026	SGD	41,814		32,807	210	0
	06/2026	THB	72,513		2,225	12	0
	06/2026	TWD	4,792		151	1	0

FAR	04/2026	AUD	10,394		7,366	195	0
	04/2026	CHF	3,201		4,147	144	0
	04/2026	GBP	29,255		39,535	813	0
	04/2026	JPY	590,503		3,700	0	(21)
	04/2026	THB	929		29	1	0
	04/2026		$4,218	CHF	3,361	0	(14)
	04/2026		766	JPY	119,647	0	(12)
	04/2026		2,907	PLN	10,492	0	(81)
	04/2026		177	SGD	226	0	(1)
	05/2026	CHF	3,349		$4,218	14	0

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	ILS	7,002		$2,213	$0	$(17)
	05/2026	SGD	226		177	1	0
	05/2026		$3,700	JPY	588,719	21	0
	06/2026	ILS	4,038		$1,310	23	0
	06/2026	PEN	11,079		3,252	81	0
	08/2026		6,391		1,890	65	0
	09/2026		$414	MXN	7,314	0	(12)

GLM	04/2026	BRL	243,222		$46,146	0	(810)
	04/2026	COP	146,280		39	0	(1)
	04/2026	ILS	5,475		1,761	19	0
	04/2026	INR	15,421		169	6	0
	04/2026	THB	42,903		1,318	15	0
	04/2026		$44,606	BRL	243,222	2,349	0
	04/2026		857	CNH	5,881	0	(3)
	04/2026		294	IDR	4,973,567	0	(1)
	04/2026		2,127	MXN	39,224	60	0
	04/2026		2,559	THB	83,618	0	(21)
	06/2026	IDR	10,241,044		$607	5	0
	06/2026	MXN	6,049		339	4	0
	06/2026	THB	40,643		1,241	1	0
	06/2026		$4,231	BRL	22,516	59	0
	06/2026		1,088	IDR	18,410,388	0	(5)
	07/2026		41,914	BRL	225,547	749	0

IND	04/2026	EUR	91,184		$107,668	2,274	0
	06/2026	COP	5,214,994		1,385	0	(12)

JPM	04/2026	CAD	10,271		7,527	143	0
	04/2026	CNH	4,004		580	0	(2)
	04/2026	EUR	854		981	0	(6)
	04/2026	INR	246,126		2,618	19	0
	04/2026	KRW	1,824,094		1,206	0	(7)
	04/2026	PLN	9,392		2,551	26	(5)
	04/2026	SGD	27,875		22,119	438	0
	04/2026		$4,792	CNH	33,162	22	0
	04/2026		8,517	EUR	7,256	0	(130)
	04/2026		2,618	INR	246,547	6	0
	04/2026		1,206	KRW	1,824,360	7	0
	04/2026		792	MXN	14,597	22	0
	04/2026		1,102	NZD	1,896	0	(13)
	04/2026	ZAR	209,306		$12,452	116	(17)
	05/2026	AUD	1,371		940	0	(6)
	05/2026	CNH	33,081		4,792	0	(22)
	05/2026		$33	JPY	5,203	0	0
	06/2026	ILS	3,607		$1,168	18	0
	06/2026	MXN	35,089		1,956	10	0
	06/2026		$10	IDR	174,580	0	0
	06/2026		423	ILS	1,315	0	(4)

MBC	04/2026	AUD	6,826		$4,800	90	0
	04/2026	CHF	1,086		1,390	32	0
	04/2026	EUR	794		912	0	(5)
	04/2026	GBP	11,470		15,461	280	0
	04/2026	IDR	29,340,804		1,726	0	(3)
	04/2026	JPY	263,161		1,646	0	(12)
	04/2026	NOK	1,555		160	0	(1)
	04/2026	NZD	10,255		6,031	138	0
	04/2026	SEK	8,730		930	7	0
	04/2026	THB	58,895		1,853	65	0
	04/2026		$1,654	AUD	2,387	0	(7)
	04/2026		1,174	CHF	923	0	(20)
	04/2026		2,475	GBP	1,859	0	(14)
	04/2026		2,176	JPY	342,812	2	(17)
	04/2026		2,543	KRW	3,721,963	0	(68)
	04/2026		637	MXN	11,750	18	0
	04/2026		1,049	NOK	10,000	0	(16)
	05/2026	EUR	531		$610	0	(5)
	05/2026		$1,646	JPY	262,367	12	0
	06/2026	MXN	3,926		$217	0	0
	06/2026		$1,726	IDR	29,410,180	3	0

MYI	04/2026	PLN	709		$200	9	0

SCX	04/2026	NZD	23,785		14,220	552	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	THB	6,201		$195	$7	$0
	04/2026		$30,378	CAD	42,059	0	(143)
	04/2026		3,110	INR	283,228	0	(119)
	04/2026		2,225	JPY	351,097	0	(13)
	04/2026		758	PLN	2,741	0	(19)
	05/2026	CAD	42,001		$30,378	142	0
	06/2026		$1,821	IDR	30,695,900	0	(16)
	07/2026	COP	7,110,149		$1,846	0	(43)
	07/2026		$4,468	KRW	6,390,015	0	(207)

SOG	04/2026	EUR	7,509		$8,885	205	0
	04/2026		$117,691	EUR	101,986	189	0
	04/2026		3,336	JPY	519,005	0	(65)
	04/2026		26	SEK	245	0	0
	05/2026	EUR	101,986		$117,875	0	(184)
	05/2026	SEK	245		26	0	0
	06/2026	ILS	2,897		939	15	0
	06/2026	PEN	11,303		3,355	119	0

SSB	04/2026	AUD	16,762		11,928	363	0
	04/2026		$239	INR	22,058	0	(7)
	04/2026		4	JPY	608	0	0
	04/2026		1,677	SEK	15,250	0	(66)

UAG	04/2026	PLN	4,695		$1,276	11	0
	04/2026		$2,065	COP	7,676,826	24	0
	04/2026		3,568	PLN	12,922	0	(87)
	06/2026	COP	7,790,079		$2,065	0	(21)
	06/2026	ILS	4,675		1,513	23	0
	06/2026	MXN	5,008		279	1	0

Total Forward Foreign Currency Contracts						$13,574	$(5,740)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	129,200	$608	$7

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	150,500	414	1

Total Purchased Options							$1,022	$8

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	4,600	$(8)	$(6)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	10,100	(12)	(8)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	17,000	(18)	(23)

						$ (38)	$ (37)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW 1,350.000	07/09/2026	2,904	$(11)	$(2)
	Put - OTC USD versus KRW	1,350.000	07/13/2026	5,154	(11)	(5)

MBC	Put - OTC USD versus KRW	1,350.000	07/09/2026	7,478	(24)	(6)
	Put - OTC USD versus KRW	1,350.000	07/10/2026	7,466	(19)	(6)

					$(65)	$(19)

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	2,200	$(7)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	2,200	(7)	(13)

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	129,200	(194)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	4,100	(13)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	4,100	(13)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	4,200	(15)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	4,200	(15)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	7,700	(28)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	7,700	(28)	(23)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	1,700	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	1,700	(4)	(6)

							$(327)	$(116)

Total Written Options							$(430)	$(172)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Mexico Government International Bonds	1.000%	Quarterly	12/20/2028	0.669%	$	900	$(9)	$17	$8	$0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2026	0.397		900	21	(17)	4	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662		1,100	(9)	8	0	(1)

JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329		1,600	(12)	15	3	0

MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369		4,000	11	9	20	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445		2,900	(10)	30	20	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581		1,300	(25)	37	12	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669		5,400	(57)	105	48	0

								$(90)	$204	$115	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	5,300	$1,208	$(147)	$1,061	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,600	1,403	(82)	1,321	0

BRC	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	6,660	1	0	1	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	900	204	(24)	180	0
	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	5,380	0	0	0	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,200	450	(10)	440	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		11,500	2,457	(156)	2,301	0
	CDX.iTraxx Japan 45 5-Year Index	1.000	Quarterly	06/20/2031	JPY	32,040	3	0	3	0

							$5,726	$(419)	$5,307	$0

Total Swap Agreements							$5,636	$(215)	$5,422	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$354	$0	$0	$354	$0	$0	$0	$0	$354	$(260)	$94
BOA	173	0	1,061	1,234	(70)	(29)	0	(99)	1,135	(1,250)	(115)
BPS	565	7	1,321	1,893	(637)	0	0	(637)	1,256	(990)	266
BRC	224	0	1	225	(181)	0	0	(181)	44	0	44
BSH	990	0	0	990	(425)	0	0	(425)	565	(590)	(25)
CBK	673	0	180	853	(1,617)	0	0	(1,617)	(764)	1,096	332

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
DUB	$562	$0	$0	$562	$(429)	$0	$0	$(429)	$133	$0	$133
FAR	1,358	1	0	1,359	(158)	0	0	(158)	1,201	(1,431)	(230)
GLM	3,267	0	0	3,267	(841)	(94)	0	(935)	2,332	(1,990)	342
GST	0	0	452	452	0	(31)	(1)	(32)	420	(430)	(10)
IND	2,274	0	0	2,274	(12)	0	0	(12)	2,262	(3,100)	(838)
JPM	827	0	2,307	3,134	(212)	0	0	(212)	2,922	(2,700)	222
MBC	647	0	0	647	(168)	(12)	0	(180)	467	(350)	117
MYC	0	0	100	100	0	(6)	0	(6)	94	0	94
MYI	9	0	0	9	0	0	0	0	9	0	9
SCX	701	0	0	701	(560)	0	0	(560)	141	0	141
SOG	528	0	0	528	(249)	0	0	(249)	279	(270)	9
SSB	363	0	0	363	(73)	0	0	(73)	290	(310)	(20)
UAG	59	0	0	59	(108)	0	0	(108)	(49)	0	(49)

Total Over the Counter	$13,574	$8	$5,422	$19,004	$(5,740)	$(172)	$(1)	$(5,913)

(q)

Securities with an aggregate market value of $1,096 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	1,983	1,983
Swap Agreements	0	7,484	0	0	2,212	9,696

	$0	$7,484	$0	$0	$4,238	$11,722

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,574	$0	$13,574
Purchased Options	0	0	0	0	8	8
Swap Agreements	0	5,422	0	0	0	5,422

	$0	$5,422	$0	$13,574	$8	$19,004

	$0	$12,906	$0	$13,574	$4,246	$30,726

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$52	$52
Futures	0	0	0	0	234	234
Swap Agreements	0	273	0	0	895	1,168

	$0	$273	$0	$0	$1,181	$1,454

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,740	$0	$5,740
Written Options	0	37	0	19	116	172
Swap Agreements	0	1	0	0	0	1

	$0	$38	$0	$5,759	$116	$5,913

	$0	$311	$0	$5,759	$1,297	$7,367

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,927	$1,927
Futures	0	0	0	0	6,859	6,859
Swap Agreements	0	26,947	0	0	17,982	44,929

	$0	$26,947	$0	$0	$26,768	$53,715

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,969)	$0	$(17,969)
Purchased Options	0	(1,595)	0	(226)	0	(1,821)
Written Options	0	108	0	151	2,981	3,240
Swap Agreements	0	494	0	0	0	494

	$0	$(993)	$0	$(18,044)	$2,981	$(16,056)

	$0	$25,954	$0	$(18,044)	$29,749	$37,659

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,014)	$(1,014)
Written Options	0	0	0	0	215	215
Futures	0	0	0	0	(23,109)	(23,109)
Swap Agreements	0	(2,213)	0	0	(12,308)	(14,521)

	$0	$(2,213)	$0	$0	$(36,216)	$(38,429)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,284	$0	$11,284
Purchased Options	0	0	0	106	(1,015)	(909)
Written Options	0	(7)	0	12	128	133
Swap Agreements	0	(352)	0	0	0	(352)

	$0	$(359)	$0	$11,402	$(887)	$10,156

	$0	$(2,572)	$0	$11,402	$(37,103)	$(28,273)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,158	$18,408	$30,566
Corporate Bonds & Notes
Banking & Finance	0	783,166	6,886	790,052
Industrials	0	889,301	7,924	897,225
Utilities	0	527,283	0	527,283
Convertible Bonds & Notes
Banking & Finance	0	3	0	3
Municipal Bonds & Notes
California	0	7,439	0	7,439

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Georgia	$0	$10,175	$0	$10,175
Illinois	0	866	0	866
Indiana	0	880	0	880
Ohio	0	11,791	0	11,791
Pennsylvania	0	12,492	0	12,492
Texas	0	9,855	0	9,855
Washington	0	1,000	0	1,000
U.S. Government Agencies	0	382,546	0	382,546
U.S. Treasury Obligations	0	932,192	0	932,192
Non-Agency Mortgage-Backed Securities	0	6,589	6,867	13,456

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)	March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Asset-Backed Securities
CMBS Other	$0	$3,931	$0	$3,931
Home Equity Other	0	613	0	613
Other ABS	0	10,103	0	10,103
Sovereign Issues	0	232,083	0	232,083
Common Stocks
Industrials	0	0	1,628	1,628
Real Estate	79	0	176	255
Preferred Securities
Banking & Finance	5,310	86,996	0	92,306
Industrials	0	1,525	0	1,525
Short-Term Instruments
Mutual Funds	587	0	0	587
Repurchase Agreements	0	17,647	0	17,647

	$5,976	$3,940,634	$41,889	$3,988,499

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,304	$0	$0	$20,304

Total Investments	$26,280	$3,940,634	$41,889	$4,008,803

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$484	$11,238	$0	$11,722
Over the counter	0	19,004	0	19,004

	$484	$30,242	$0	$30,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(1,410)	0	(1,435)
Over the counter	0	(5,913)	0	(5,913)

	$(25)	$(7,323)	$0	$(7,348)

Total Financial Derivative Instruments	$459	$22,919	$0	$23,378

Totals	$26,739	$3,963,553	$41,889	$4,032,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$18,661	$2,635	$(3,920)	$21	$97	$914	$0	$0	$18,408	$928
Corporate Bonds & Notes
Banking & Finance	1,998	5,000	0	0	0	(112)	0	0	6,886	(113)
Industrials	2,374	6,700	(1,084)	0	0	155	0	(221)	7,924	8
Non-Agency Mortgage-Backed Securities	0	7,000	0	0	0	(133)	0	0	6,867	(133)
Common Stocks
Financials	7	0	0	0	0	(7)	0	0	0	0
Industrials	1,752	0	0	0	0	(124)	0	0	1,628	(124)
Real Estate(2)	13	0	0	0	0	163	0	0	176	163

Totals	$24,805	$21,335	$(5,004)	$21	$97	$856	$0	$(221)	$41,889	$729

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$16,354	Discounted Cash Flow	Discount Rate		4.270-5.770	4.819
	15	Other Valuation Techniques(3)	—		—	—
	1,618	Recent Transaction	Purchase Price		100.000	—
	421	Third Party Vendor	Broker Quote		43.500-76.000	45.491
Corporate Bonds & Notes
Banking & Finance	6,814	Discounted Cash Flow	Discount Rate		5.173-7.181	5.697
	72	Third Party Vendor	Expected Recovery		6.000	—
Industrials	7,924	Discounted Cash Flow	Discount Rate		4.638-5.445	5.218
Non-Agency Mortgage-Backed Securities	6,867	Discounted Cash Flow	Discount Rate		5.434-5.700	5.567
Common Stocks
Industrials	1,628	Indicative Market Quotation	Broker Quote	$	0.594-23.000	21.151
Real Estate	176	Other Valuation Techniques(3)	—		—	—

Total	$41,889

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Credit Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 50.0%

Acrisure LLC
6.918% (TSFR1M + 3.250%) due 06/21/2032 ~	$574	$557

Action Environmental Group, Inc.
6.685% (TSFR3M + 3.000%) due 10/24/2030 ~	546	545

Advanced Drainage Systems, Inc.
5.298% (TSFR1M + 1.625%) due 02/28/2033 ~	100	101

AGI-CFI Acquisition Corp.
TBD% due 03/25/2033	125	124

Ahead DB Holdings LLC
6.200% (TSFR3M + 2.500%) due 02/03/2031 ~	291	287

AI Aqua Merger Sub, Inc.
6.411% - 6.414% (TSFR3M + 2.750%) due 07/31/2028 ~	587	586

AL GCX Holdings LLC
5.923% (TSFR1M + 2.250%) due 12/17/2032 ~	125	125

Albion Financing 3 SARL
6.664% (TSFR3M + 3.000%) due 05/21/2031 ~	175	175

Alkermes, Inc.
6.418% (TSFR1M + 2.750%) due 08/12/2031 ~	225	227

Alliant Holdings Intermediate LLC
6.168% (TSFR1M + 2.500%) due 09/19/2031 ~	946	939

Allied Universal Holdco LLC
6.918% (TSFR1M + 3.250%) due 08/20/2032 ~	299	299

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	369	370

American Axle & Manufacturing, Inc.
6.912% (TSFR3M + 3.250%) due 02/03/2033 ~	347	346

AP Core Holdings II LLC
9.428% (TSFR3M + 5.500%) due 09/01/2027 ~	43	42

Ascend Learning LLC
6.668% (TSFR1M + 3.000%) due 12/11/2028 ~	292	285

Aspire Bakeries Holdings LLC
TBD% (TSFR1M + 3.000%) due 12/23/2030 «~	594	595

Asurion LLC
TBD% due 02/23/2033	150	145
7.918% (TSFR1M + 4.250%) due 09/19/2030 ~	590	585

Athenahealth Group, Inc.
6.418% (TSFR1M + 2.750%) due 02/15/2029 ~	346	340

Avalara, Inc.
6.450% (TSFR3M + 2.750%) due 03/26/2032 ~	299	292

Avis Budget Car Rental LLC
6.168% (TSFR1M + 2.500%) due 07/16/2032 ~	323	318

Azuria Water Solutions, Inc.
TBD% due 01/27/2033	221	219
TBD% due 01/27/2033 µ	29	29

B&G Foods, Inc.
7.168% (TSFR1M + 3.500%) due 10/10/2029 ~	323	303

Barnes Group, Inc.
6.168% (TSFR1M + 2.500%) due 01/27/2032 ~	407	407

Bausch & Lomb Corp.
TBD% (TSFR1M + 3.750%) due 01/15/2031 ~	1,007	1,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCPE Empire Holdings, Inc.
6.918% (TSFR1M + 3.250%) due 12/11/2030 ~	$718	$708

Beach Acquisition Bidco LLC
6.950% (TSFR3M + 3.250%) due 09/12/2032 ~	50	50

Belron Finance LLC
5.660% (TSFR3M + 2.000%) due 10/16/2031 ~	468	468

Blackfin Pipeline LLC
6.668% (TSFR1M + 3.000%) due 09/29/2032 ~	324	326

Blackhawk Network Holdings, Inc.
TBD% (TSFR1M + 3.500%) due 03/12/2029 ~	394	390

Boxer Parent Co., Inc.
6.673% (TSFR3M + 3.000%) due 07/30/2031 ~	476	443

Broadstreet Partners, Inc.
6.162% - 6.168% (TSFR1M + 2.500%) due 06/13/2031 ~	148	144

Cengage Learning, Inc.
TBD% - 6.676% (TSFR3M + 3.000%) due 03/24/2031 ~	419	411

Central Parent, Inc.
6.950% (TSFR3M + 3.250%) due 07/06/2029 ~	234	168

Century De Buyer LLC
6.667% (TSFR3M + 3.000%) due 10/30/2030 ~	123	120

Charter NEX U.S., Inc.
TBD% (TSFR1M + 2.500%) due 11/29/2030 ~	485	483

Chobani LLC
5.918% (TSFR1M + 2.250%) due 10/28/2032 ~	723	724

Citco Funding LLC
5.667% (TSFR3M + 2.000%) due 01/30/2033 ~	200	199

Cloud Software Group, Inc.
6.950% (TSFR3M + 3.250%) due 03/21/2031 ~	341	313
6.950% (TSFR3M + 3.250%) due 08/13/2032 ~	647	594

Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ	32	29
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~	372	357

Clydesdale Acquisition Holdings, Inc.
6.843% (TSFR1M + 3.175%) due 04/13/2029 ~	542	518
6.918% (TSFR1M + 3.250%) due 04/01/2032 ~	4	3

Columbus McKinnon Corp.
7.200% (TSFR3M + 3.500%) due 02/03/2033 ~	177	176

CompoSecure Holdings LLC
5.928% (TSFR1M + 2.250%) due 01/14/2033 ~	400	400

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~	803	742

Covia Holdings Corp.
6.402% (TSFR3M + 2.750%) due 02/26/2032 ~	397	397

CP Atlas Buyer, Inc.
8.918% (TSFR1M + 5.250%) due 07/08/2030 ~	398	368

CPPIB OVM Member U.S. LLC
5.950% (TSFR3M + 2.250%) due 08/20/2031 ~	566	567

Crescent Midstream Operating LLC
7.416% due 02/18/2033 ~	100	100

Crown Subsea Communications Holding, Inc.
6.668% (TSFR1M + 3.000%) due 01/30/2031 ~	297	298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings LLC
8.250% (JY0003M + 1.500%) due 04/15/2027 ~	$148	$130

Cyberswift U.S. Finco LLC
7.646% (TSFR3M + 4.000%) due 10/08/2032 ~	325	321

Darktrace PLC
6.898% (TSFR3M + 3.250%) due 10/09/2031 ~	371	356

Dayforce, Inc.
6.661% - 6.663% (TSFR3M + 3.000%) due 02/04/2033 ~	525	498

DG Investment Intermediate Holdings 2, Inc.
6.918% (TSFR1M + 3.250%) due 07/09/2032 ~	100	100

Electronic Arts, Inc.
TBD% due 03/24/2033	500	498

Ellucian Holdings, Inc.
6.168% (TSFR1M + 2.500%) due 10/08/2029 ~	397	387

EMG Utica LLC
7.200% (TSFR3M + 3.500%) due 04/01/2030 «~	99	100

Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	209	209
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	852	877

EOC Borrower LLC
6.418% (TSFR1M + 2.750%) due 03/24/2032 ~	124	123

Epicor Software Corp.
6.168% (TSFR1M + 2.500%) due 05/30/2031 ~	399	392

Fertitta Entertainment LLC
6.918% (TSFR1M + 3.250%) due 01/27/2029 ~	291	286

Fiesta Purchaser, Inc.
6.418% (TSFR1M + 2.750%) due 02/12/2031 ~	442	432

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	625	588

First Advantage Holdings LLC
6.450% (TSFR3M + 2.750%) due 10/31/2031 ~	454	443

First Student Bidco, Inc.
TBD% (TSFR3M + 2.250%) due 08/15/2030 ~	1,095	1,093

Fortress Intermediate 3, Inc.
6.669% (TSFR1M + 3.000%) due 06/27/2031 «~	568	564

Gainwell Acquisition Corp.
7.800% (TSFR3M + 4.000%) due 10/01/2027 ~	298	290

GEN II Fund Services LLC
6.450% (TSFR3M + 2.750%) due 11/26/2031 ~	297	294

GFL Environmental, Inc.
6.166% (TSFR3M + 2.500%) due 03/03/2032 ~	348	349

Global Medical Response, Inc.
7.170% (TSFR3M + 3.500%) due 10/01/2032 ~	150	150

Golden State Food LLC
TBD% (TSFR3M + 3.500%) due 12/04/2031 ~	569	570

Graham Packaging Co., Inc.
5.918% (TSFR1M + 2.250%) due 01/26/2033 ~	275	273

Gray Television, Inc.
6.782% (TSFR1M + 3.000%) due 12/01/2028 ~	150	150

Green Infrastructure Partners, Inc.
6.450% (TSFR3M + 2.750%) due 09/24/2032 «~	325	325

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gryphon Acquire Newco LLC
6.675% (TSFR3M + 3.000%) due 09/13/2032 ~	$450	$451

Gulfside Supply, Inc.
6.700% (TSFR3M + 3.000%) due 06/17/2031 ~	23	21

GVC Holdings Gibraltar Ltd.
5.951% (TSFR3M + 2.250%) due 10/31/2029 ~	244	244

Hanger, Inc.
3.500% - 7.168% (TSFR1M + 3.500%) due 10/23/2031 ~µ	40	40
3.500% - 7.168% (TSFR1M + 3.500%) due 10/23/2031 ~	307	308

Heartland Dental LLC
7.418% (TSFR1M + 3.750%) due 08/25/2032 ~	596	595

Hologic, Inc.
TBD% due 01/14/2033	817	808

HUB International Ltd.
5.920% (TSFR3M + 2.250%) due 06/20/2030 ~	365	364

Hudson River Trading LLC
TBD% (TSFR1M + 2.500%) due 03/18/2030 ~	443	442

Hunter Douglas, Inc.
6.700% (TSFR3M + 3.000%) due 01/20/2032 ~	140	139

IMC Financing LLC
6.675% (TSFR1M + 3.000%) due 06/18/2032 ~	422	425

Ineos U.S. Finance LLC
6.668% (TSFR1M + 3.000%) due 02/07/2031 ~	312	270

Instructure Holdings, Inc.
6.437% (TSFR3M + 2.750%) due 11/13/2031 ~	447	430

ION Platform Finance U.S., Inc.
7.450% (TSFR3M + 3.750%) due 10/07/2032 ~	185	150

JetBlue Airways Corp.
8.435% (TSFR3M + 4.750%) due 08/27/2029 ~	521	479

Jump Financial LLC
7.200% (TSFR3M + 3.500%) due 02/26/2032 «~	497	497

June Purchaser LLC
2.750% due 11/28/2031 ~µ	86	86
6.450% (TSFR3M + 2.750%) due 11/28/2031 ~	509	509

Jupiter Borrower, Inc.
TBD% due 03/25/2033 «	387	387

Kohler Energy Co. LLC
TBD% (TSFR3M + 3.000%) due 05/01/2031 ~	504	504

LBM Acquisition LLC
7.525% (TSFR1M + 3.750%) due 06/06/2031 ~	449	362

LC AHAB U.S. Bidco LLC
6.168% (TSFR1M + 2.500%) due 05/01/2031 ~	641	636

LSF12 Helix Parent LLC
7.168% (TSFR1M + 3.500%) due 02/10/2033 ~	274	270

M6 ETX Holdings II Midco LLC
6.168% (TSFR1M + 2.500%) due 04/01/2032 ~	406	408

Madison IAQ LLC
6.128% (TSFR6M + 2.500%) due 06/21/2028 ~	381	381

Mauser Packaging Solutions Holding Co.
7.164% (TSFR3M + 3.500%) due 04/15/2030 ~	230	223

Mavis Tire Express Services Corp.
6.668% (TSFR1M + 3.000%) due 05/04/2028 ~	588	588

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meade Pipeline Co. LLC
5.687% (TSFR3M + 2.000%) due 09/22/2032 ~	$225	$225

MI Windows & Doors LLC
6.418% (TSFR1M + 2.750%) due 03/28/2031 ~	295	273

Michaels Cos., Inc.
8.669% (TSFR3M + 5.000%) due 03/15/2033 ~	125	122

Mitchell International, Inc.
6.668% (TSFR1M + 3.000%) due 06/17/2031 ~	147	141

Modena Buyer LLC
7.917% (TSFR3M + 4.250%) due 07/01/2031 ~	395	356

National Mentor Holdings, Inc.
6.000% - 9.672% (TSFR3M + 6.000%) due 12/12/2030 ~	78	77
6.000% - 9.672% (TSFR1M + 6.000%) due 12/12/2030 ~	181	181

NEP Group, Inc.
8.168% (TSFR1M + 4.500%) due 10/17/2031 ~	300	273

Neptune Bidco U.S., Inc.
8.760% (TSFR3M + 5.000%) due 02/03/2033 ~	600	574

Newfold Digital Holdings Group, Inc.
9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	24	19

Nexstar Broadcasting, Inc.
TBD% due 03/18/2033	125	124

NGL Energy Partners LP
7.176% (TSFR1M + 3.500%) due 03/11/2033 ~	325	326

Nielsen Consumer, Inc.
5.918% (TSFR1M + 2.250%) due 10/31/2030 «~	321	317

Nuvei Technologies Corp.
6.168% (TSFR1M + 2.500%) due 11/17/2031 ~	743	729

Olympus Water U.S. Holding Corp.
6.950% (TSFR3M + 3.250%) due 11/03/2032 ~	648	627

Onex TSG Intermediate Corp.
6.950% (TSFR3M + 3.250%) due 08/06/2032 ~	575	579

Ontario Gaming GTA LP
7.950% (TSFR3M + 4.250%) due 08/01/2030 ~	269	253

Padagis LLC
8.658% (TSFR3M + 4.750%) due 07/06/2028 «~	297	274

Paradigm Parent LLC
8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	299	248

Peer Holding III BV
6.200% (TSFR3M + 2.500%) due 07/01/2031 ~	222	222

Pegasus BidCo BV
6.403% (TSFR3M + 2.750%) due 07/12/2029 ~	343	342

Pelican Pipeline LLC
TBD% due 03/25/2033 «	275	276

Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	143	122

Petco Health & Wellness Co., Inc.
7.950% (TSFR3M + 4.250%) due 02/03/2031 ~	400	392

PetSmart, Inc.
7.675% (TSFR1M + 4.000%) due 08/18/2032 ~	300	299

PG Investment Co. 59 SARL
5.950% (TSFR3M + 2.250%) due 03/26/2031 ~	370	371

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix Aviation Capital LLC
6.917% (TSFR3M + 3.250%) due 10/28/2030 ~	$550	$542

Phoenix Guarantor, Inc.
6.168% (TSFR1M + 2.500%) due 02/21/2031 ~	106	107

Pinnacle Buyer LLC
2.500% due 10/01/2032 ~µ	56	57
6.161% (TSFR3M + 2.500%) due 10/01/2032 ~	293	294

Planet U.S. Buyer LLC
6.673% (TSFR3M + 3.000%) due 02/07/2031 ~	295	295

Primo Brands Corp.
TBD% due 03/31/2031	425	426

Proampac PG Borrower LLC
7.782% (TSFR1M + 4.000%) due 03/07/2033 ~	120	116

Proofpoint, Inc.
6.700% (TSFR3M + 3.000%) due 08/31/2028 ~	609	590

Pye-Barker Fire & Safety LLC
1.250% due 12/16/2032 ~µ	49	49
6.168% (TSFR1M + 2.500%) due 12/16/2032 ~	326	327

Qnity Electronics, Inc.
5.668% (TSFR1M + 2.000%) due 11/01/2032 ~	424	424

QuidelOrtho Corp.
7.668% (TSFR1M + 4.000%) due 08/20/2032 ~	697	697

Radiate Holdco LLC
7.032% (TSFR1M + 3.250%) due 09/25/2026 ~	246	216

Rand Parent LLC
6.700% (TSFR3M + 3.000%) due 03/18/2030 ~	273	273

Raven Acquisition Holdings LLC
3.000% due 11/19/2031 ~µ	13	13
6.668% (TSFR1M + 3.000%) due 11/19/2031 ~	185	182

RealPage, Inc.
6.961% (TSFR3M + 3.000%) due 04/24/2028 ~	463	445

Rockpoint Gas Storage Partners LP
6.200% (TSFR3M + 2.500%) due 09/18/2031 ~	370	372

Salas O’brien, Inc.
TBD% due 01/31/2033 «~µ	29	29
TBD% (TSFR1M + 2.750%) due 01/31/2033 «~	221	221

SCIH Salt Holdings, Inc.
6.350% (TSFR6M + 2.750%) due 01/31/2029 ~	147	146

Sedgwick Claims Management Services, Inc.
6.168% (TSFR1M + 2.500%) due 07/31/2031 ~	292	287

Select Medical Corp.
TBD% due 12/03/2031	150	150

Smyrna Ready Mix Concrete LLC
6.668% (TSFR1M + 3.000%) due 04/02/2029 ~	124	124

Sotera Health Holdings LLC
6.168% (TSFR1M + 2.500%) due 05/30/2031 ~	68	68

Specialty Building Products Holdings LLC
7.518% (TSFR1M + 3.750%) due 10/16/2028 ~	121	104

Speed Midco 3 SARL
6.288% (TSFR6M + 2.500%) due 10/07/2032 «~	440	434

Star Parent, Inc.
7.700% (TSFR3M + 4.000%) due 09/27/2030 ~	190	188

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Property Trust, Inc.
5.668% (TSFR1M + 2.000%) due 01/02/2030 «~	$199	$199

Stonepeak Nile Parent LLC
5.917% (TSFR3M + 2.250%) due 04/09/2032 ~	698	698

Student Transportation of America Holdings, Inc.
TBD% due 06/24/2032 ~µ	61	61
TBD% (TSFR3M + 2.750%) due 06/24/2032 ~	81	81

Syniverse Holdings, Inc.
10.700% (TSFR3M + 7.000%) due 05/13/2027 «~	536	497

Tacala LLC
6.668% (TSFR1M + 3.000%) due 01/31/2031 ~	516	516

Third Coast Infrastructure LLC
7.418% (TSFR1M + 3.750%) due 09/25/2030 ~	319	322

Tidal Waste & Recycling Holdings LLC
6.450% (TSFR3M + 2.750%) due 10/24/2031 ~	446	447

TK Elevator Midco GmbH
TBD% due 04/30/2030	400	401
TBD% (TSFR6M + 2.750%) due 04/30/2030 ~	289	290

TransDigm, Inc.
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~	633	634

TreeHouse Foods, Inc.
7.918% (TSFR1M + 4.250%) due 02/11/2033 ~	400	399

Trident TPI Holdings, Inc.
7.450% (TSFR3M + 3.750%) due 09/15/2028 ~	392	372

Truist Insurance Holdings LLC
6.450% (TSFR3M + 2.750%) due 05/06/2031 ~	460	454

U.S. Renal Care, Inc.
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	1,237	1,168

UKG, Inc.
6.167% (TSFR3M + 2.500%) due 02/10/2031 ~	717	686

United Talent Agency LLC
6.678% (TSFR1M + 3.000%) due 06/10/2032 «~	1,023	1,026

Van Pool Transportation LLC
TBD% due 08/06/2030 ~µ	21	21
TBD% (TSFR3M + 2.750%) due 08/06/2030 ~	429	430

Varsity Brands, Inc.
6.450% (TSFR3M + 2.750%) due 08/26/2031 ~	397	396

Veritiv Corp.
7.700% (TSFR3M + 4.000%) due 12/02/2030 ~	396	386

Versant Media Group, Inc.
7.200% (TSFR3M + 3.500%) due 01/30/2031 ~	450	450

Virgin Media Bristol LLC
7.037% (TSFR1M + 3.250%) due 01/31/2029 ~	425	411

VistaJet Malta Finance PLC
7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~	248	245

Wasserman Media Group LLC
TBD% (TSFR1M + 2.500%) due 06/23/2032 ~	205	205

WCG Intermediate Corp.
TBD% - 6.439% (TSFR1M + 2.750%) due 02/25/2032 ~	49	48

White Cap Buyer LLC
6.918% (TSFR1M + 3.250%) due 10/19/2029 ~	173	167
7.168% (TSFR1M + 3.500%) due 02/10/2033 ~	275	262

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XPLOR T1 LLC
7.167% (TSFR3M + 3.500%) due 12/01/2032 «~	$419	$390

Zayo Group Holdings, Inc. (6.782% Cash and 0.500% PIK)
7.282% (TSFR1M + 0.500%) due 03/11/2030 ~(a)	128	126

Zelis Payments Buyer, Inc.
6.918% (TSFR1M + 3.250%) due 11/26/2031 ~	450	437

Total Loan Participations and Assignments (Cost $66,558)		65,705

CORPORATE BONDS & NOTES 29.1%

BANKING & FINANCE 4.8%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% due 10/15/2027	300	300

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	175	178

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	325	318

Bread Financial Holdings, Inc.
6.750% due 05/15/2031	100	99

Encore Capital Group, Inc.
8.500% due 05/15/2030	675	714

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	100	98

FTAI Aviation Investors LLC
5.500% due 05/01/2028	125	125

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	190

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% due 06/15/2030	125	117
9.750% due 01/15/2029	200	197

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033	300	305

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	350	367

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000% due 07/15/2031	225	233

Newmark Group, Inc.
7.500% due 01/12/2029	600	629

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028	300	295

OneMain Finance Corp.
6.625% due 05/15/2029	300	301
6.750% due 09/15/2033	200	192

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027	200	198

PRA Group, Inc.
8.875% due 01/31/2030	200	202

Rocket Cos., Inc.
7.125% due 02/01/2032	125	129

Starwood Property Trust, Inc.
5.750% due 01/15/2031	300	297
6.500% due 07/01/2030	250	255

USI, Inc.
7.500% due 01/15/2032	200	203

UWM Holdings LLC
6.250% due 03/15/2031	150	137

WULF Compute LLC
7.750% due 10/15/2030	75	79

XHR LP
6.625% due 05/15/2030	100	101

		6,259

INDUSTRIALS 23.2%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	100	96

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ahead DB Holdings LLC
6.625% due 05/01/2028	$300	$294

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	400	409

Altice France SA
9.500% due 11/01/2029	553	559

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032	100	99

ams-OSRAM AG
12.250% due 03/30/2029	625	665

APLD ComputeCo 2 LLC
6.750% due 03/15/2031	125	124

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032	125	127
9.000% due 11/01/2027	100	117

Axon Enterprise, Inc.
6.125% due 03/15/2030	225	229

B&G Foods, Inc.
8.000% due 09/15/2028	400	394

Bausch Health Cos., Inc.
4.875% due 06/01/2028	100	92

Beignet Investor LLC
6.581% due 05/30/2049	1,375	1,415

BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034	350	345

Block, Inc.
5.625% due 08/15/2030	150	149
6.500% due 05/15/2032	390	394

Builders FirstSource, Inc.
5.000% due 03/01/2030	150	146

Carnival Corp.
5.750% due 08/01/2032	775	776

CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 02/01/2032	700	633

Century Communities, Inc.
6.625% due 09/15/2033	100	98

Cerdia Finanz GmbH
9.375% due 10/03/2031	175	174

Chord Energy Corp.
6.750% due 03/15/2033	275	284

CHS/Community Health Systems, Inc.
6.000% due 01/15/2029	25	25
6.875% due 04/15/2029	250	241
9.750% due 01/15/2034	150	156

Churchill Downs, Inc.
4.750% due 01/15/2028	200	197

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028	225	226

Cleveland-Cliffs, Inc.
6.750% due 04/15/2030	140	137

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	100	95

Columbus McKinnon Corp.
7.125% due 02/01/2033	50	50

Comstock Resources, Inc.
5.875% due 01/15/2030	50	48
6.750% due 03/01/2029	175	173

CoreWeave, Inc.
9.000% due 02/01/2031	150	143

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	100	95

CSC Holdings LLC
5.375% due 02/01/2028	50	37
5.500% due 04/15/2027	225	195
6.500% due 02/01/2029	225	144
7.500% due 04/01/2028	100	55
11.250% due 05/15/2028	100	82
11.750% due 01/31/2029	225	163

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031	75	74

DaVita, Inc.
6.750% due 07/15/2033	125	127
6.875% due 09/01/2032	125	128

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dcli Bidco LLC
7.750% due 11/15/2029		$75	$76

Discovery Communications LLC
3.625% due 05/15/2030		50	47

Discovery Global Holdings, Inc.
3.755% due 03/15/2027		50	49
4.279% due 03/15/2032		100	89
5.050% due 03/15/2042		125	83

Dream Finders Homes, Inc.
6.875% due 09/15/2030		125	120

DT Midstream, Inc.
4.125% due 06/15/2029		150	147

EQT Corp.
7.500% due 06/01/2030		100	109

Esab Corp.
5.625% due 04/01/2031		75	76

EW Scripps Co.
9.875% due 08/15/2030		450	437

Flora Food Management BV
7.500% due 10/31/2030	EUR	100	115

Frontier Communications Holdings LLC
6.750% due 05/01/2029		$100	100

Gap, Inc.
3.625% due 10/01/2029		125	117

GFL Environmental, Inc.
4.375% due 08/15/2029		200	195

Goat Holdco LLC
6.750% due 02/01/2032		200	201

Gray Media, Inc.
9.625% due 07/15/2032		250	250

Griffon Corp.
5.750% due 03/01/2028		250	250

Gulfport Energy Operating Corp.
6.750% due 09/01/2029		150	154

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100	96
5.750% due 09/15/2033		140	139

Hologic, Inc.
3.250% due 02/15/2029		250	250

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		100	100

Hughes Satellite Systems Corp.
5.250% due 08/01/2026		50	44
6.625% due 08/01/2026		50	38

Industrial F&B Investments III, Inc.
7.750% due 02/11/2033		50	51

KBR, Inc.
4.750% due 09/30/2028		400	393

Kioxia Holdings Corp.
0.000% due 07/24/2033		75	77

Kodiak Gas Services LLC
7.250% due 02/15/2029		50	52

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		60	61

LBM Acquisition LLC
6.250% due 01/15/2029		200	146

Level 3 Financing, Inc.
7.000% due 03/31/2034		105	108

LifePoint Health, Inc.
8.375% due 02/15/2032		200	214

Lithia Motors, Inc.
5.500% due 10/01/2030		100	98

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		100	98

Matador Resources Co.
6.250% due 04/15/2033		200	200
6.500% due 04/15/2032		100	101

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030		200	200
9.250% due 04/15/2030		300	279

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		600	501

MGM Resorts International
5.500% due 04/15/2027		125	125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michaels Cos., Inc.
8.500% due 03/15/2033	$75	$73

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	475	455

Molina Healthcare, Inc.
4.375% due 06/15/2028	200	194

Nabors Industries, Inc.
7.625% due 11/15/2032	150	154
9.125% due 01/31/2030	200	210

NCR Atleos Corp.
9.500% due 04/01/2029	150	161

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	250	251

Newfold Digital Holdings Group, Inc.
9.419% due 04/30/2029	35	28

Nexstar Media, Inc.
4.750% due 11/01/2028	150	148
6.500% due 09/15/2033	225	227

Nissan Motor Co. Ltd.
7.500% due 07/17/2030	125	126

Novelis Corp.
4.750% due 01/30/2030	300	284
6.875% due 01/30/2030	50	50

Olin Corp.
6.625% due 04/01/2033	50	49

ON Semiconductor Corp.
3.875% due 09/01/2028	200	193

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	150	146

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	100	89

Paramount Global
3.375% due 02/15/2028	50	48
3.700% due 06/01/2028	75	73
4.375% due 03/15/2043	75	45
4.600% due 01/15/2045	75	45
4.850% due 07/01/2042	25	16
4.900% due 08/15/2044	75	47
4.950% due 01/15/2031	100	93
5.850% due 09/01/2043	100	69

Park River Holdings, Inc.
8.000% due 03/15/2031	50	50

Performance Food Group, Inc.
4.250% due 08/01/2029	250	240

Permian Resources Operating LLC
5.875% due 07/01/2029	200	200

Post Holdings, Inc.
4.625% due 04/15/2030	50	48
6.500% due 03/15/2036	250	245

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	125	130

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	100	97

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	250	243

QXO Building Products, Inc.
6.750% due 04/30/2032	400	408

Radiology Partners, Inc.
8.500% due 07/15/2032	125	127

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	175	169

Sable International Finance Ltd.
7.125% due 10/15/2032	400	395

Science Applications International Corp.
5.875% due 11/01/2033	250	244

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	225	223

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	125	121
5.875% due 07/15/2030	300	305
8.250% due 12/15/2029	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sirius XM Radio LLC
3.875% due 09/01/2031	$100	$91
4.125% due 07/01/2030	250	234

SM Energy Co.
6.750% due 08/01/2029	100	102
7.000% due 08/01/2032	100	102
8.750% due 07/01/2031	75	78
9.625% due 06/15/2033	75	83

Snap, Inc.
6.875% due 03/01/2033	150	142

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	400	348

Stagwell Global LLC
5.625% due 08/15/2029	475	453

Standard Industries, Inc.
4.750% due 01/15/2028	200	198

Station Casinos LLC
4.500% due 02/15/2028	275	270

Sunoco LP
5.625% due 03/15/2031	200	199

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	250	246

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031	200	198

Taylor Morrison Communities, Inc.
5.750% due 11/15/2032	50	50

Tenet Healthcare Corp.
4.375% due 01/15/2030	250	242

Tidewater, Inc.
9.125% due 07/15/2030	53	56

Transocean Aquila Ltd.
8.000% due 09/30/2028	92	95

Transocean International Ltd.
8.250% due 05/15/2029	50	52
8.500% due 05/15/2031	400	420

Twilio, Inc.
3.625% due 03/15/2029	100	96

United Rentals North America, Inc.
4.000% due 07/15/2030	150	143

Univision Communications, Inc.
4.500% due 05/01/2029	175	165
8.500% due 07/31/2031	175	176

Valaris Ltd.
8.375% due 04/30/2030	225	233

Venture Global LNG, Inc.
7.000% due 01/15/2030	25	26
9.500% due 02/01/2029	125	135
9.875% due 02/01/2032	650	698

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	200	206
6.500% due 01/15/2034	75	78
6.750% due 01/15/2036	75	79

Vertiv Group Corp.
4.125% due 11/15/2028	100	99

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	475	422

VOC Escrow Ltd.
5.000% due 02/15/2028	150	149

Wayfair LLC
6.750% due 11/15/2032	150	151
7.750% due 09/15/2030	75	78

WBI Operating LLC
6.250% due 10/15/2030	50	50

Weatherford International Ltd.
6.750% due 10/15/2033	575	588

WR Grace Holdings LLC
6.625% due 08/15/2032	150	146

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	100	99

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (a)	129	128

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	$75	$62

		30,486

UTILITIES 1.1%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	250	261

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	325	329

Edison International
8.125% due 06/15/2053 •	75	77

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	100	100
8.000% due 05/15/2033	100	103

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	50	50

NRG Energy, Inc.
3.375% due 02/15/2029	125	119

PacifiCorp
7.125% due 08/15/2056 •	250	236

Vistra Operations Co. LLC
6.875% due 04/15/2032	200	207

		1,482

Total Corporate Bonds & Notes (Cost $38,247)		38,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.2%

U.S. Treasury Notes
3.625% due 10/31/2030	$1,175	$1,160
3.750% due 02/28/2033	4,375	4,275
4.125% due 10/31/2031	100	101

Total U.S. Treasury Obligations (Cost $5,540)		5,536

	SHARES
COMMON STOCKS 0.4%

HEALTH CARE 0.4%

AmSurg Corp. «(b)(f)	11,642	512

Total Common Stocks (Cost $487)		512

SHORT-TERM INSTRUMENTS 6.8%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class,
3.720% (e)	240,408	240

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.9%

Federal Home Loan Bank Discount Notes
3.631% due 06/22/2026 (d)	$300	297
3.692% due 05/27/2026 (d)	1,400	1,392
3.696% due 06/17/2026 (d)	1,800	1,786
3.723% due 06/26/2026 (d)	3,073	3,073

		6,548

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.7%
3.370% due 04/21/2026 - 06/23/2026 (c)(d)	$2,300	$2,292

Total Short-Term Instruments (Cost $9,081)		9,080

Total Investments in Securities (Cost $119,913)		119,060

	SHARES
INVESTMENTS IN AFFILIATES 9.5%

SHORT-TERM INSTRUMENTS 9.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%

PIMCO Short-Term Floating NAV Portfolio III	1,285,723	12,522

Total Short-Term Instruments (Cost $12,522)		12,522

Total Investments in Affiliates (Cost $12,522)		12,522

Total Investments 100.0% (Cost $132,435)		$131,582

Financial Derivative Instruments (g)(h) 0.1% (Cost or Premiums, net $1,086)		136

Other Assets and Liabilities, net (0.1)%		(194)

Net Assets 100.0%		$131,524

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$487	$512	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(21) at a weighted average interest rate of 4.043%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	79	$16,388	$(65)	$6	$0
U.S. Treasury 10-Year Note June Futures	06/2026	25	2,776	28	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3	341	(8)	1	0

				$(45)	$13	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond June Futures	06/2026	5	$(569)	$18	$0	$(2)

Total Futures Contracts				$(27)	$13	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.850%	$	400	$54	$(3)	$51	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$	11,311	$755	$(141)	$614	$102	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		5,725	249	35	284	27	(1)

						$1,004	$(106)	$898	$129	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2030	$	2,275	$(33)	$19	$(14)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		2,775	65	20	85	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,250	(4)	14	10	0	(1)

							$28	$53	$81	$0	$(7)

Total Swap Agreements							$1,086	$(56)	$1,030	$130	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$13	$130	$143	$0	$(2)	$(8)	$ (10)

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Cash of $1,882 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	04/2026	EUR	100		$118	$3	$0
SOG	04/2026		$115	EUR	100	0	0
	05/2026	EUR	100		$116	0	0

Total Forward Foreign Currency Contracts						$3	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
IND	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	130	0	0	0	130

	$0	$130	$0	$0	$13	$143

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

	$0	$130	$0	$3	$13	$146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	1	0	0	7	8

	$0	$1	$0	$0	$9	$10

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(12)	$(12)
Swap Agreements	0	977	0	0	(2)	975

	$0	$977	$0	$0	$(14)	$963

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$977	$0	$1	$(14)	$964

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(131)	$(131)
Swap Agreements	0	185	0	0	53	238

	$0	$185	$0	$0	$(78)	$107

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$185	$0	$2	$(78)	$109

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$58,469	$7,236	$65,705
Corporate Bonds & Notes
Banking & Finance	0	6,259	0	6,259
Industrials	0	30,486	0	30,486
Utilities	0	1,482	0	1,482
U.S. Treasury Obligations	0	5,536	0	5,536
Common Stocks
Health Care	0	0	512	512
Short-Term Instruments
Mutual Funds	240	0	0	240
Short-Term Notes	0	6,548	0	6,548
U.S. Treasury Bills	0	2,292	0	2,292

	$240	$111,072	$7,748	$119,060

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,522	$0	$0	$12,522

Total Investments	$12,762	$111,072	$7,748	$131,582

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$143	$0	$143
Over the counter	0	3	0	3

	$0	$146	$0	$146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(10)	$0	$(10)

Total Financial Derivative Instruments	$0	$136	$0	$136

Totals	$12,762	$111,208	$7,748	$131,718

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,427	$5,565	$(4,054)	$6	$27	$34	$771	$(540)	$7,236	$(32)
Corporate Bonds & Notes
Industrials	164	0	(200)	0	0	36	0	0	0	0
Common Stocks
Energy	33	0	(14)	0	14	(33)	0	0	0	0
Health Care	544	0	0	0	0	(32)	0	0	512	(32)

Totals	$6,168	$5,565	$(4,268)	$6	$41	$5	$771	$(540)	$7,748	$(64)

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,086	Comparable Companies	EBITDA Multiple	X	16.360	—
	6,150	Third Party Vendor	Broker Quote		76.000-100.750	98.446
Common Stocks
Health care	512	Comparable Companies	EBITDA Multiple	X	16.360	—

Total	$7,748

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	129

Schedule of Investments	PIMCO Low Duration Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.5%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(k)		$2,481	$2,481

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		28,800	28,987

Altice France SA
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	376	436
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		$23,139	23,230

Avolon TLB Borrower 1 U.S. LLC
5.425% (TSFR1M + 1.750%) due 06/24/2030 ~		2,488	2,495

Databricks, Inc.
1.000% due 01/05/2032 ~µ		4,621	4,598
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		20,879	20,774

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(k)	EUR	6,000	6,935

Envalior Finance GmbH
7.526% (EUR003M + 5.500%) due 03/29/2030 ~		9,100	9,460

Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~		$9,752	9,752
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		37,629	38,758

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		3,100	3,100

iHeartCommunications, Inc.
9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		1,397	1,229

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~		9,575	9,412

Lealand Finance Co. BV
6.782% (TSFR1M + 3.000%) due 06/30/2027 ~		156	130

Lealand Finance Co. BV (7.782% Cash)
7.782% (TSFR1M + 4.000%) due 12/31/2027 ~		684	572

Mercury Aggregator LP
TBD% due 04/03/2027 «~		3,277	0

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000

OCS Group Holdings Ltd.
8.980% due 11/28/2031 ~	GBP	1,000	1,319

Panama Government International Bonds
4.546% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	27,900	32,504

Poseidon Bidco SASU
7.504% (EUR006M + 5.000%) due 03/13/2030 ~		16,300	5,652

Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ		$58,867	58,867
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ		29,927	29,927
0.625% - 6.181% (TSFR1M + 2.500%) due 01/09/2028 «~µ		6,590	6,543

Project Hudson II
7.730% due 05/29/2026 «~		5,000	5,018

SCUR-Alpha 1503 GmbH
9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		16,206	14,261

Softbank Vision Fund II
7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		23,730	24,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Subcalidora 2
7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,900	$8,925

Syniverse Holdings, Inc.
10.700% (TSFR3M + 7.000%) due 05/13/2027 «~		$6,572	6,087

TransDigm, Inc.
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~		60,587	60,664

Turkiye Vakiflar Bankasi TAO
5.150% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	8,000	9,206

U.S. Renal Care, Inc.
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		$2,062	1,948

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	7,800	9,911

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		$82	36

Total Loan Participations and Assignments (Cost $468,238)			457,344

CORPORATE BONDS & NOTES 11.7%

BANKING & FINANCE 5.8% 123 Lights Re Ltd.
14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		700	723

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027		600	611

Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~		3,000	3,109
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		3,200	3,262

American Express Co.
4.009% due 02/09/2029 •		9,100	9,044

American Honda Finance Corp.
4.269% due 12/11/2026 •		800	799
4.386% (SOFRRATE + 0.720%) due 10/22/2027 ~		500	498
4.900% due 03/12/2027		500	502
5.250% due 07/07/2026		500	501

Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	265
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		1,200	1,263

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,735	2,643
3.250% due 02/15/2027		1,400	1,385

Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029		10,200	10,084

Banco Santander SA
1.722% due 09/14/2027 •		200	197
5.552% due 03/14/2028 •		12,400	12,507
5.565% due 01/17/2030		12,400	12,711
6.527% due 11/07/2027 •		9,200	9,316
6.607% due 11/07/2028		7,200	7,568

Bank of America Corp.
3.419% due 12/20/2028 •		11,001	10,811

Bank of Nova Scotia
4.247% due 02/02/2030 •		3,200	3,172
4.649% (SOFRRATE + 1.000%) due 09/08/2028 ~		4,100	4,116

Barclays PLC
4.219% due 05/24/2030 •		13,600	13,395
4.476% due 11/11/2029 •		8,600	8,554
4.837% due 09/10/2028 •		5,300	5,322
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,532
5.674% due 03/12/2028 •		4,200	4,240
6.496% due 09/13/2027 •		18,600	18,751

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayou Re Ltd.
11.872% (BNMMDTSC + 8.332%) due 04/30/2031 ~		$500	$519
22.040% (BNMMDTSC + 18.500%) due 04/30/2031 ~		600	645

Blue Ridge Re Ltd.
7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		450	453

BNP Paribas SA
5.497% due 05/20/2030 •		1,900	1,947

Bonanza RE Ltd.
3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		900	764

BPCE SA
6.612% due 10/19/2027 •		26,300	26,595

Brown & Brown, Inc.
4.700% due 06/23/2028		1,400	1,404

CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,517

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		1,350	1,350
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		1,350	1,350
10.410% (FHMMUSTF + 6.900%) due 03/13/2032 ~		3,700	3,862
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~		600	609

Charles River Re Ltd.
11.172% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	257

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		3,500	3,557

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		500	500
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		500	500

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		300	301

CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,808

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,500	779

Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,200
4.859% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,229

Credit Suisse AG AT1 Claim		37,150	13,002

Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,543

Deutsche Bank AG
6.720% due 01/18/2029 •		1,568	1,625
7.146% due 07/13/2027 •		3,500	3,524

East Lane Re VII Ltd.
12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		1,500	1,503

EPR Properties
4.750% due 12/15/2026		627	627
4.950% due 04/15/2028		316	316

Equinix, Inc.
1.450% due 05/15/2026		500	498

Equitable America Global Funding
4.650% due 06/09/2028		6,100	6,091

Equitable Financial Life Global Funding
4.875% due 11/19/2027		10,000	10,064

Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		2,660	2,696
15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		2,660	2,701
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		2,660	2,707

F&G Global Funding
2.000% due 09/20/2028		2,800	2,607

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/10/2027		$4,900	$4,959

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		12,400	12,310
2.900% due 02/16/2028		2,200	2,110
2.900% due 02/10/2029		200	187
3.815% due 11/02/2027		6,404	6,278
4.271% due 01/09/2027		400	398
4.542% due 08/01/2026		1,300	1,298
4.950% due 05/28/2027		12,205	12,205
4.970% due 04/06/2029		20,020	19,780
5.112% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	11,015
5.113% due 05/03/2029		500	495
5.125% due 11/05/2026		7,900	7,918
5.303% due 09/06/2029		900	896
5.800% due 03/05/2027		23,700	23,836
5.850% due 05/17/2027		3,000	3,023
5.918% due 03/20/2028		900	912
6.798% due 11/07/2028		2,110	2,185
6.950% due 06/10/2026		900	902
7.350% due 11/04/2027		14,070	14,526

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		1,050	1,050

General Motors Financial Co., Inc.
2.350% due 02/26/2027		2,300	2,257

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,000	949
5.300% due 01/15/2029		902	913

Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		1,850	1,850
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		3,350	3,411

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		500	496
4.148% due 01/21/2029 •		17,300	17,198

Greengrove RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		1,000	1,036

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	27,500	31,532

Handshake Re Ltd.
8.060% (JMMMUSTF + 4.500%) due 01/08/2030 ~		$400	398

Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		3,100	3,104
4.980% due 06/07/2030 «(k)		2,000	2,006

Herbie Re Ltd.
7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		450	451

Hestia Re Ltd.
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		400	406
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	409

Hexagon IV RE Ltd.
10.454% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	1,962	2,380

HSBC Holdings PLC
4.041% due 03/13/2028 •		$10,170	10,125
4.583% due 06/19/2029 •		1,000	999
5.887% due 08/14/2027 •		13,700	13,768

Integrity RE III Ltd.
6.010% (FHMMUSTF + 2.500%) due 06/07/2029 ~		700	700
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		400	416
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		400	440

Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~		1,100	1,132
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		500	519

Intesa Sanpaolo SpA
7.200% due 11/28/2033		4,200	4,709

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jackson National Life Global Funding
5.550% due 07/02/2027		$8,800	$8,883

JPMorgan Chase & Co.
2.069% due 06/01/2029 •		10,400	9,897
2.947% due 02/24/2028 •		500	494
3.509% due 01/23/2029 •		900	886
3.702% due 05/06/2030 •		3,400	3,317
4.005% due 04/23/2029 •		1,763	1,749
4.323% due 04/26/2028 •		600	600
5.299% due 07/24/2029 •		2,700	2,751

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	8,781	761

Kizuna RE III Pte. Ltd.
6.412% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	610

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	2,200	2,560

Lehman Brothers Holdings, Inc.
1.000% due 04/05/2049 ^(c)		1,816	8

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		$5,300	5,266
4.241% due 02/10/2030 •		10,100	9,994
5.462% due 01/05/2028 •		3,800	3,828

Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		800	800
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		700	700

Longleaf Pine Re Ltd.
21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		1,700	1,800

Lower Ferry Re Ltd.
8.176% (MSMMUSTF + 4.646%) due 07/08/2030 ~		250	253

LPL Holdings, Inc.
4.000% due 03/15/2029		5,000	4,859
4.900% due 04/03/2028		5,700	5,720
5.200% due 03/15/2030		10,400	10,481

Lseg U.S. Fin Corp.
4.250% due 03/23/2029		15,900	15,787

Luca RE Ltd.
10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,000	2,061

MMIFS Re Ltd.
5.151% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	700	503

Morgan Stanley
5.123% due 02/01/2029 •		$900	910

Morgan Stanley Bank NA
4.607% (SOFRRATE + 0.940%) due 07/14/2028 ~		41,400	41,439

Morgan Stanley Private Bank NA
4.213% due 02/08/2030 •		6,800	6,732

Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,337
4.302% due 03/08/2029 •		3,900	3,876
6.557% due 10/18/2027 •		17,800	18,003

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		1,550	1,546
13.541% (GSMMUSTI + 10.000%) due 12/07/2030 ~		2,066	2,102

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,358
4.905% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,031
4.960% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,222
5.076% due 01/27/2030 •		6,400	6,473
5.583% due 03/01/2028 •		13,200	13,332

NatWest Markets PLC
4.596% (SOFRRATE + 0.950%) due 03/21/2028 ~		12,300	12,351
4.654% due 03/27/2029		17,600	17,651
4.789% due 03/21/2028		9,400	9,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		$900	$823
5.300% due 09/13/2027		2,200	2,187
5.625% due 09/29/2028		31,300	30,738
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~		1,400	1,389

Nomura Holdings, Inc.
2.329% due 01/22/2027		500	492
4.904% due 07/01/2030		1,700	1,700
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,453

Norinchukin Bank
5.094% due 10/16/2029		3,240	3,277

Northwestern Mutual Global Funding
5.160% due 05/28/2031		1,100	1,126

Omega Healthcare Investors, Inc.
5.200% due 07/01/2030		11,300	11,350

Orange Capital RE DAC
10.356% (EUR003M + 8.330%) due 01/08/2027 ~	EUR	1,800	2,164

Palm RE Ltd.
11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$1,000	1,031

Polestar Re Ltd.
10.661% (BRMMUSDF + 7.000%) due 01/08/2029 ~		400	401
12.661% (BRMMUSDF + 9.000%) due 01/08/2029 ~		400	400
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,500	1,572
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,900	5,067

Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		1,100	1,100
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		1,800	1,857

Quercus II Re DAC
13.079% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	1,400	1,618

Quercus Re DAC
10.020% (EUR003M + 8.000%) due 01/06/2031 ~		300	358

Royal Bank of Canada
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		$300	300
4.510% due 10/18/2027 •		7,900	7,906

Sabine Re Ltd.
12.060% (BNMMDTSC + 8.520%) due 04/07/2031 ~		600	619

Sammons Financial Group Global Funding
5.050% due 01/10/2028		3,700	3,734

Santander Holdings USA, Inc.
5.256% (SOFRRATE + 1.610%) due 03/20/2029 ~		6,900	6,956
5.473% due 03/20/2029 •		7,500	7,606

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		3,000	2,951
3.823% due 11/03/2028 •		1,700	1,679
4.320% due 09/22/2029 •		11,300	11,196

SBA Communications Corp.
3.875% due 02/15/2027		13,875	13,742

SBA Tower Trust
1.840% due 04/15/2027		8,500	8,297
4.831% due 10/15/2029		10,700	10,754

Societe Generale SA
2.797% due 01/19/2028 •		1,600	1,577
5.250% due 02/19/2027		300	302

Standard Chartered PLC
6.750% due 02/08/2028 •		500	509

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,700	7,659

Synchrony Financial
3.950% due 12/01/2027		5,000	4,940

Taranis Reinsurance DAC
8.339% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	1,200	1,419

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.019% (EUR003M + 8.990%) due 01/08/2031 ~	EUR	1,700	$2,090

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	105	134

Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~		$1,300	1,344
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		800	829
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		500	505

Tremont Re Ltd.
7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		450	450

UBS Group AG
3.091% due 05/14/2032 •		2,500	2,294
4.194% due 04/01/2031 •		2,850	2,789
4.214% due 04/10/2030 •		19,500	19,257
5.428% due 02/08/2030 •		4,800	4,905
5.959% due 01/12/2034 •		3,405	3,554
6.327% due 12/22/2027 •		11,500	11,654

UniCredit SpA
1.982% due 06/03/2027 •		600	597

Ursa Re II Ltd.
8.661% (MSMMUSTF + 5.000%) due 12/07/2029 ~		300	298
11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		1,900	1,918

Ursa Re Ltd.
9.040% (BNMMDTSC + 5.500%) due 12/07/2026 ~		3,600	3,653
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,000	1,022
12.290% (BNMMDTSC + 8.750%) due 12/07/2026 ~		4,600	4,723

VB DPR Finance Co.
6.833% due 03/15/2035 «(k)		20,000	20,217

Ventas Realty LP
3.250% due 10/15/2026		500	497

Veraison Re Ltd.
6.441% (GSMMUSTI + 2.900%) due 03/08/2029 ~		1,250	1,250
7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		350	350
8.541% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	254

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		8,000	7,941
3.875% due 02/15/2029		3,700	3,597
4.125% due 08/15/2030		7,500	7,185
4.250% due 12/01/2026		1,000	997
4.500% due 09/01/2026		5,200	5,195
4.500% due 01/15/2028		3,219	3,201
5.750% due 02/01/2027		200	201

Vitality Re XVI Ltd.
5.280% (MSMMUSTF + 1.750%) due 01/08/2030 ~		500	497
7.280% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	299

Vitality Re XVII Ltd.
5.541% (GSMMUSTI + 2.000%) due 01/08/2031 ~		2,400	2,400
5.941% (GSMMUSTI + 2.400%) due 01/08/2031 ~		1,000	1,000
7.541% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,059	0

Wells Fargo & Co.
3.526% due 03/24/2028 •		13,500	13,392
5.707% due 04/22/2028 •		1,200	1,216

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		450	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~	$400	$418

		1,066,885

INDUSTRIALS 4.8%

Air Canada Pass-Through Trust
3.300% due 07/15/2031	370	354
3.600% due 09/15/2028	201	198

Altice France SA
6.500% due 04/15/2032	422	400
6.875% due 10/15/2030	2,168	2,075
9.500% due 11/01/2029	2,134	2,158

Altria Group, Inc.
4.500% due 08/06/2030	800	797

Amdocs Ltd.
2.538% due 06/15/2030	3,300	2,988

American Airlines Pass-Through Trust
2.875% due 01/11/2036	731	655
3.000% due 04/15/2030	172	167
3.200% due 12/15/2029	643	627
3.350% due 04/15/2031	517	500
3.375% due 11/01/2028	13,753	13,587
3.575% due 07/15/2029	822	811
3.600% due 03/22/2029	684	676
3.650% due 02/15/2029	681	663
3.700% due 04/01/2028	483	481

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	200	198

Bayer U.S. Finance LLC
6.125% due 11/21/2026	1,900	1,918

Beignet Investor LLC
6.581% due 05/30/2049	223,920	230,398

BMW U.S. Capital LLC
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~	7,100	7,122

Boeing Co.
5.040% due 05/01/2027	6,700	6,739
6.259% due 05/01/2027	27,300	27,779
6.298% due 05/01/2029	3,570	3,749
6.388% due 05/01/2031	4,000	4,267

British Airways Pass-Through Trust
2.900% due 09/15/2036	5,944	5,465
3.300% due 06/15/2034	632	599

Carvana Co.
9.000% due 06/01/2030	12,844	13,370
9.000% due 06/01/2031	17,853	19,317

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	15,100	14,927
4.250% due 04/01/2028	15,000	14,818

Centene Corp.
2.450% due 07/15/2028	6,300	5,871
3.375% due 02/15/2030	1,100	994
4.625% due 12/15/2029	51,471	48,894

CLN Magnetto Group
7.490% due 10/25/2031 «	9,000	9,046

CommonSpirit Health
4.352% due 09/01/2030	7,700	7,590

Conagra Brands, Inc.
5.000% due 08/01/2030	2,400	2,396

CVS Pass-Through Trust
7.507% due 01/10/2032	45	48

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	403	390

Diamondback Energy, Inc.
5.200% due 04/18/2027	800	807

Discovery Communications LLC
3.950% due 03/20/2028	8,200	8,038

Discovery Global Holdings, Inc.
3.755% due 03/15/2027	20,277	20,040

DISH DBS Corp.
5.250% due 12/01/2026	21,040	20,872
5.750% due 12/01/2028	14,310	13,849

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fedex Freight Holding Co., Inc.
4.300% due 03/15/2029		$5,200	$5,139

Flora Food Management BV
6.875% due 07/02/2029	EUR	7,100	7,713

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		$300	248

Global Payments, Inc.
4.500% due 11/15/2028		5,700	5,646

Greene King Finance PLC
4.064% due 03/15/2035	GBP	1,841	2,265
5.106% due 03/15/2034		3,424	4,418

HCA, Inc.
4.300% due 11/15/2030		$900	885

Hyatt Hotels Corp.
5.050% due 03/30/2028		1,800	1,816

Hyundai Capital America
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~		600	597

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	4,165	5,081

Imperial Brands Finance PLC
3.500% due 07/26/2026		$4,747	4,733
4.500% due 06/30/2028		5,800	5,805

JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,288	2,172

Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		2,400	2,410

Marriott International, Inc.
4.500% due 05/01/2033		2,600	2,513

Mitchells & Butlers Finance PLC
4.360% (SOFRRATE + 0.712%) due 12/15/2030 ~		2,382	2,300
6.013% due 12/15/2030	GBP	160	212

MPLX LP
4.125% due 03/01/2027		$500	499
4.800% due 02/15/2031		9,000	9,024

National Football League
4.780% due 10/05/2030 «(k)		10,600	10,547
5.480% due 10/05/2028 «(k)		18,600	18,792

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		31,470	30,637
4.810% due 09/17/2030		4,300	3,908
7.750% due 07/17/2032		5,675	5,752

Novartis Capital Corp.
4.100% due 03/16/2029		7,800	7,792

NPC Ukrenergo
6.875% due 11/09/2028		800	738

Oracle Corp.
4.550% due 02/04/2029		7,000	6,913

Pennsylvania-American Water Co.
7.800% due 09/01/2026		300	304

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		3,300	1,105
5.500% due 04/12/2037 ^(c)		4,350	1,465
6.000% due 11/15/2026 ^(c)		3,434	1,182
9.750% due 05/17/2035 ^(c)		840	351

Petroleos Mexicanos
6.700% due 02/16/2032		25,103	24,589
6.950% due 01/28/2060		3,028	2,388

Prime Property Fund LLC
5.250% due 09/30/2029 «(k)		12,400	12,415

Prosus NV
1.288% due 07/13/2029	EUR	5,000	5,343

Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028		$3,100	3,114
5.204% due 09/16/2030		10,000	10,088

Rogers Communications, Inc.
3.200% due 03/15/2027		1,100	1,087

Rolls-Royce PLC
5.750% due 10/15/2027		14,288	14,518
5.750% due 10/15/2027	GBP	2,079	2,779

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		$500	501

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Arabian Oil Co.
4.000% due 02/02/2029		$21,600	$21,175
4.750% due 06/02/2030		10,900	10,808

Skyworks Solutions, Inc.
1.800% due 06/01/2026		300	299

Smith & Nephew PLC
5.150% due 03/20/2027		1,500	1,508

Smithfield Foods, Inc.
4.250% due 02/01/2027		500	498

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 03/20/2028		1,274	1,281

Telefonica Emisiones SA
4.103% due 03/08/2027		5,000	4,980

Textron, Inc.
3.650% due 03/15/2027		2,700	2,681

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	455	658

Times Square Hotel Trust
8.528% due 08/01/2026		$16	16

Topaz Solar Farms LLC
4.875% due 09/30/2039		377	341
5.750% due 09/30/2039		3,033	3,020

U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	156

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,024	943
5.875% due 04/15/2029		12,796	13,019

Valaris Ltd.
8.375% due 04/30/2030		160	166

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,712
3.875% due 11/01/2033		2,000	1,773

Venture Global LNG, Inc.
8.125% due 06/01/2028		23,300	23,841
9.500% due 02/01/2029		10,300	11,143
9.875% due 02/01/2032		11,000	11,819

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		6,890	7,187

Volkswagen Group of America Finance LLC
4.750% due 11/13/2028		3,400	3,399
5.050% due 03/27/2028		7,800	7,852
5.250% due 03/22/2029		5,000	5,061

Yellowstone Energy LP
5.750% due 12/31/2026		352	348

			882,106

UTILITIES 1.1%

Ameren Corp.
5.700% due 12/01/2026		300	302

Edison International
6.250% due 03/15/2030		3,000	3,110

Emera U.S. Finance LP
2.639% due 06/15/2031		1,800	1,606

FORESEA Holding SA
7.500% due 06/15/2030		326	321

ONEOK, Inc.
5.550% due 11/01/2026		300	302

Pacific Gas & Electric Co.
2.100% due 08/01/2027		29,695	28,791
2.500% due 02/01/2031		200	179
3.250% due 06/01/2031		28,900	26,668
3.300% due 03/15/2027		3,910	3,865
3.300% due 12/01/2027		20,076	19,666
3.750% due 07/01/2028		5,599	5,502
4.550% due 07/01/2030		11,197	11,049
4.650% due 08/01/2028		800	801
5.000% due 06/04/2028		27,000	27,239
5.450% due 06/15/2027		30,454	30,763
5.900% due 06/15/2032		1,580	1,638

PacifiCorp
4.250% due 03/15/2029		4,400	4,351
4.650% due 04/15/2029		5,300	5,302

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027		$3,700	$3,676

Rio Oil Finance Trust
8.200% due 04/06/2028		6,268	6,464
9.750% due 01/06/2027		1,408	1,441

Southern California Edison Co.
2.250% due 06/01/2030		700	634
5.250% due 03/15/2030		12,100	12,292

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029		13,553	13,175

Xcel Energy, Inc.
1.750% due 03/15/2027		2,500	2,438

			211,575

Total Corporate Bonds & Notes (Cost $2,135,041)			2,160,566

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (f)(k)		1,483	54

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (f)(k)		1,780	199

			253

INDUSTRIALS 0.1%

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	10,400	11,480

Total Convertible Bonds & Notes (Cost $12,430)			11,733

U.S. GOVERNMENT AGENCIES 61.6%

Colombia TES
11.750% due 01/24/2035	COP	183,502,000	45,497

Federal Home Loan Mortgage Corp.
2.500% due 10/01/2040 - 02/01/2051		$215,457	183,820
3.000% due 02/01/2052 - 12/01/2052		25,640	22,572
3.500% due 11/01/2046 - 11/01/2047		532	499
4.000% due 08/01/2042 - 09/01/2050		10,955	10,578
4.500% due 02/01/2048 - 07/01/2053		10,887	10,563
5.000% due 08/01/2052 - 01/01/2055		94,004	93,050
5.500% due 02/01/2053 - 01/01/2056		125,015	126,390
6.000% due 01/01/2029 - 04/01/2055		20,788	21,231
6.500% due 09/01/2053 - 04/01/2055		43,135	44,643
7.000% due 04/01/2055 - 08/01/2055		30,374	31,948

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.583% due 01/25/2031 ~(a)		109,232	1,156
2.776% due 06/25/2054 ~		8,175	7,967
3.582% due 10/25/2046 ~		400	398
5.975% due 12/25/2047 ~		146	147

Federal National Mortgage Association
2.500% due 09/01/2040 - 02/01/2051		170,285	146,676
3.000% due 03/01/2030 - 05/01/2052		31,008	28,909

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/01/2047 - 03/01/2050	$19,752	$18,359
4.000% due 06/01/2038 - 07/01/2051	39,130	37,508
4.500% due 12/01/2047 - 08/01/2053	11,538	11,173
5.000% due 08/01/2052 - 12/01/2054	77,854	77,211
5.500% due 01/01/2053 - 11/01/2055	40,081	40,566
6.000% due 12/01/2052 - 07/01/2054	73,637	75,327
6.411% due 09/01/2037 •	1,309	1,322
6.500% due 09/01/2028 - 03/01/2055	208,520	215,787
7.000% due 03/01/2045 - 05/01/2055	66,511	69,963

Federal National Mortgage Association REMICS
6.000% due 04/25/2043	3	3

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	3	3

Government National Mortgage Association
3.000% due 01/20/2052 - 04/20/2052	37,706	33,709
3.500% due 12/20/2051 - 01/20/2056	95,451	87,823
5.000% due 01/20/2049	6	6
5.125% due 12/20/2045 •	434	443
5.375% due 07/20/2045 - 09/20/2045 •	779	795

Government National Mortgage Association REMICS
4.533% due 10/20/2066 •	302	303

Government National Mortgage Association, TBA
2.500% due 05/01/2056	18,900	16,253
3.000% due 04/01/2056	25,768	23,009
3.500% due 03/01/2056 - 04/01/2056	17,300	15,876
4.000% due 04/01/2056 - 05/01/2056	47,600	44,595
4.500% due 06/01/2040 - 05/01/2056	197,900	190,936
5.000% due 04/01/2056 - 05/01/2056	78,400	77,515
5.500% due 06/01/2040	24,250	24,327
6.000% due 06/01/2040 - 05/01/2056	318,000	322,951
6.500% due 05/01/2056	318,100	329,672

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	204,082	178,981
3.500% due 06/01/2056	160,900	147,186
4.000% due 04/01/2056 - 06/01/2056	992,636	935,395
4.500% due 04/01/2056 - 06/01/2056	385,570	371,646
5.000% due 04/01/2056 - 06/01/2056	2,470,230	2,433,126
5.500% due 05/01/2056 - 06/01/2056	746,632	748,821
6.000% due 05/01/2056 - 07/01/2056	2,273,440	2,313,812
6.500% due 05/01/2056 - 06/01/2056	1,671,750	1,728,067

Total U.S. Government Agencies (Cost $11,436,334)		11,348,513

U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	708
3.000% due 08/15/2048	80	59
3.000% due 02/15/2049 (q)	10	7
4.625% due 11/15/2045	31,552	30,438
4.625% due 02/15/2046 (m)	15,300	14,751
4.625% due 05/15/2054 (q)	149,800	142,872
4.750% due 02/15/2056	83,900	81,842
4.875% due 08/15/2045	6,161	6,142

U.S. Treasury Inflation Protected Securities (i)
0.250% due 02/15/2050	6,350	3,599
0.625% due 02/15/2043	1,132	835

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.750% due 02/15/2042	$1,151	$888
0.750% due 02/15/2045 (q)	5,939	4,271
0.875% due 02/15/2047 (q)	6,601	4,687
1.000% due 02/15/2046	3,431	2,548
1.000% due 02/15/2048 (q)	7,649	5,500
1.000% due 02/15/2049	24,310	17,228
1.375% due 02/15/2044	1,116	923
1.500% due 02/15/2053	22,756	17,463
2.125% due 02/15/2040	602	590
2.125% due 02/15/2041	594	575
0.125% due 07/15/2026 (o)	57,390	58,220
0.125% due 10/15/2026 (o)	39,631	39,975
0.125% due 01/15/2031 (o)	2,124	1,997
0.125% due 07/15/2031 (o)	76,371	71,378
0.250% due 07/15/2029 (o)(q)	68,017	66,172
0.375% due 01/15/2027 (o)	3,714	3,722
0.375% due 07/15/2027 (o)	1,010	1,010
0.625% due 07/15/2032 (o)	95,701	90,326
0.750% due 07/15/2028 (o)	12,250	12,217
0.875% due 01/15/2029 (o)	39,840	39,558
1.375% due 07/15/2033 (q)	94,017	91,938
1.625% due 04/15/2030 (o)	40,252	40,668
1.750% due 01/15/2034 (o)	29,835	29,721
1.875% due 07/15/2034	203,244	204,320

U.S. Treasury Notes
4.000% due 07/31/2032 (q)	136,200	135,532
4.125% due 02/15/2036 (q)	35,900	35,342
4.250% due 08/15/2035 (q)	9,635	9,601

Total U.S. Treasury Obligations (Cost $1,329,558)		1,267,623

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%

Adjustable Rate Mortgage Trust
4.293% due 03/25/2036 •	4,134	956
4.757% due 11/25/2035 ~	52	37
4.760% due 10/25/2035 ~	21	20
5.083% due 06/25/2035 ~	3,455	3,382
6.542% due 08/25/2035 ~	30	30

American Home Mortgage Assets Trust
3.918% due 03/25/2047 •	1,668	1,520
3.983% due 12/25/2046 •	3,367	2,953
4.799% due 10/25/2046 •	2,978	1,986

American Home Mortgage Investment Trust
4.693% due 09/25/2035 •	312	327
5.799% due 12/25/2035 •	11,032	1,934
6.700% due 06/25/2036 þ	8,911	1,051
7.100% due 06/25/2036 þ	3,816	449

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	671	675

Ashford Hospitality Trust
5.095% due 04/15/2035 •	10,000	9,970
5.945% due 04/15/2035 •	23,253	22,999

Atrium Hotel Portfolio Trust
5.620% due 12/15/2036 •	8,450	8,224
5.920% due 12/15/2036 •	7,242	6,942

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	9,400	7,733
5.787% due 09/15/2038 •	6,000	5,703
6.537% due 09/15/2038 •	16,700	15,670

BAMLL Re-REMICS Trust
5.617% due 06/17/2050 ~	100	18

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,199	549

Banc of America Funding Trust
4.170% due 10/20/2036 •	5,728	4,516
4.170% due 12/20/2046 •	3,393	3,091
5.044% due 09/20/2035 ~	17	14
5.123% due 05/20/2036 ~	36	31
6.388% due 04/25/2037 þ	73	62

Banc of America Mortgage Trust
4.691% due 01/25/2036 ~	15	14
4.944% due 11/20/2046 ~	129	116

Bank5
4.619% due 02/15/2059	27,300	27,194
5.104% due 02/15/2059	12,600	12,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BBCCRE Trust
4.563% due 08/10/2033 ~	$8,800	$7,407

BBCMS Mortgage Trust
6.361% due 07/15/2037 •	5,576	5,030

BCAP LLC Trust
3.606% due 03/27/2036 ~	505	343
4.068% due 11/26/2036 ~	1,277	1,045
4.153% due 03/25/2037 •	5,792	5,436
6.500% due 06/26/2037 ~	7,422	1,701

Bear Stearns ALT-A Trust
4.336% due 11/25/2035 ~	227	210

Bear Stearns ALT-A Trust II
4.533% due 09/25/2047 ~	10,568	5,456

Bear Stearns ARM Trust
4.991% due 01/25/2035 ~	2	1

Bear Stearns Mortgage Funding Trust
3.953% due 01/25/2037 •	7,124	6,345

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~	166	119

Benchmark Mortgage Trust
3.075% due 12/15/2062 ~	11,595	1,187
6.228% due 05/15/2056 ~	9,472	9,877

BINOM Securitization Trust
4.441% due 08/25/2057 ~	7,600	7,406

BWAY Mortgage Trust
5.987% due 09/15/2036 •	7,124	6,710
6.637% due 09/15/2036 •	8,195	7,475

Cascade Funding Mortgage Trust
4.000% due 10/25/2054 ~	12,562	12,278

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	10,749	9,512
3.250% due 09/25/2064 ~	8,721	7,756
3.375% due 04/25/2065 ~	7,424	6,675

Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,562	4,068
6.000% due 02/25/2037 ~	379	371

ChaseFlex Trust
6.000% due 02/25/2035	1,926	1,322

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 06/25/2036 •	133	130

CHL Mortgage Pass-Through Trust
3.598% due 04/25/2035 ~	82	55
4.063% due 04/25/2035 •	73	70
4.096% due 09/20/2036 ~	564	508
4.145% due 11/25/2037 ~	11,437	10,565
4.393% due 05/25/2035 •	615	549
4.433% due 03/25/2035 •	49	43
5.500% due 11/25/2035	26	13
6.000% due 02/25/2037	5,997	2,096
6.582% due 10/20/2034 ~	46	46

CHL Reperforming Loan REMICS Trust
4.153% due 03/25/2035 •	1,079	1,043

CIM Trust
4.500% due 03/25/2062 ~	40,060	39,189

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	847	741

Citigroup Mortgage Loan Trust
3.375% due 10/25/2062 þ	18,758	17,238

Citigroup Mortgage Loan Trust, Inc.
0.000% due 05/01/2060 ~	265,739	234,075

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037	3,724	3,454
6.500% due 06/25/2037	33	31

CLNY Trust
5.512% due 11/15/2038 •	7,850	7,755
6.755% due 11/15/2038 •	8,000	7,542

COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	2,714	2,724
6.393% due 06/25/2069 þ	4,666	4,714

Countrywide Alternative Loan Trust
4.153% due 04/25/2046 •	813	770
4.190% due 07/20/2046 •	55	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.193% due 02/25/2036 •		$99	$59
4.350% due 09/20/2046 •		926	843
4.810% due 11/20/2035 •		13	14
4.819% due 08/25/2046 •		1,382	1,285
5.000% due 08/25/2035		2,287	1,308
5.239% due 11/25/2047 •		2,160	1,956
5.500% due 04/25/2035		774	509
5.500% due 12/25/2035		134	119
5.500% due 03/25/2036		38	15
6.000% due 12/25/2034		1,631	1,453
6.000% due 03/25/2036		369	161
6.000% due 08/25/2036 •		343	327
6.000% due 03/25/2037		918	338
6.000% due 05/25/2037		7,990	3,188

Credit Suisse First Boston Mortgage Securities Corp.
4.459% due 03/25/2032 ~		31	30
6.000% due 01/25/2036		188	111

Cross Mortgage Trust
5.003% due 11/25/2070 ~		2,727	2,715
5.036% due 11/25/2070 ~		10,490	10,451
5.549% due 12/25/2069 ~		2,158	2,166

CSMC Mortgage-Backed Trust
5.180% due 01/15/2049 ~		15,000	9,225
6.421% due 10/25/2037 ~		27,733	15,594

CSMC Trust
3.927% due 09/25/2057 ~		5,700	5,411
5.587% due 07/15/2038 •		4,460	3,154
5.594% due 07/15/2032 •		2,798	2,778
6.087% due 07/15/2038 •		7,000	2,219
6.611% due 06/01/2050 ~		3,888	3,876

DBGS Mortgage Trust
6.587% due 10/15/2039 •		19,393	19,350

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,387

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		2,313	2,308

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.093% due 03/25/2037 •		159	153
4.213% due 08/25/2047 •		11,429	11,057

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		43	38
6.386% due 10/25/2036 þ		43	38

Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates
4.170% due 06/27/2037 ~		7,490	6,683

DROP Mortgage Trust
6.037% due 10/15/2043 •		15,648	15,521

DSLA Mortgage Loan Trust
4.101% due 10/19/2036 •		257	158

Ellington Financial Mortgage Trust
4.973% due 12/25/2070 þ		9,638	9,626
5.100% due 10/25/2070 þ		5,476	5,457
5.655% due 02/25/2060 þ		4,547	4,573
5.726% due 01/25/2060 þ		2,700	2,715

Eurosail-U.K. PLC
4.565% due 09/13/2045 •	GBP	681	890

Finance of America HECM Buyout
4.250% due 03/25/2029 «~		$37,900	37,346
4.500% due 11/25/2035 ~		12,091	11,978

Finance of America Structured Securities Trust
3.500% due 09/25/2055 þ		109,773	106,953
3.500% due 03/25/2056 «þ		65,800	63,592

First Horizon Asset Securities, Inc.
5.177% due 02/25/2036 ~		9	9

First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037		66	19

GCAT Trust
4.250% due 05/25/2067 ~		3,456	3,265
6.007% due 01/25/2059 þ		2,300	2,311
6.085% due 06/25/2059 þ		3,002	3,025

GS Mortgage Securities Corp. Trust
5.590% due 12/15/2036 •		2,595	2,563
5.840% due 12/15/2036 •		2,947	2,882
6.440% due 12/15/2036 •		816	781

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		10,284	9,677

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~	$1,128	$970
0.000% due 01/25/2061 ~(a)	158,614	9,943
0.000% due 12/25/2061 ~(a)	327	310
0.140% due 01/25/2061 ~(a)	154,458	791
2.915% due 01/25/2061 ~	127,356	121,225
3.711% due 12/25/2061 ~	207,275	178,717
4.100% due 07/25/2065 þ	12,209	11,868
4.250% due 01/25/2061 ~	4,076	3,852
4.750% due 01/25/2061 ~	3,533	3,407
5.013% due 07/25/2065 þ	5,177	5,153
5.413% due 01/25/2061 ~	3,303	3,001

GSMPS Mortgage Loan Trust
4.135% due 06/25/2034 ~	1,107	1,052

GSR Mortgage Loan Trust
4.741% due 11/25/2035 ~	2	2

HarborView Mortgage Loan Trust
4.679% due 06/19/2045 •	612	236
4.709% due 12/19/2036 •	4,087	3,829

HomeBanc Mortgage Trust
4.603% due 10/25/2035 •	7,184	7,040

HSI Asset Securitization Corp. Trust
4.783% due 07/25/2035 •	3,235	3,063

Impac Secured Assets Corp.
4.433% due 03/25/2036 •	838	748

IndyMac INDA Mortgage Loan Trust
4.438% due 08/25/2037 ~	81	77

IndyMac INDX Mortgage Loan Trust
3.314% due 05/25/2037 ~	7,418	6,030
3.817% due 05/25/2037 ~	1,149	763
3.844% due 09/25/2035 ~	41	33
4.153% due 01/25/2037 •	6,544	5,911

JP Morgan Alternative Loan Trust
3.988% due 10/25/2036 ~	6,659	5,967
4.203% due 05/25/2036 ~	84	45
4.513% due 12/25/2036 ~	10	11
5.330% due 12/25/2035 ~	345	233

JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 ~(a)	51,900	457
5.787% due 12/15/2036 •	3,810	50
5.887% due 09/15/2029 •	7,700	6,639
6.137% due 09/15/2029 •	8,698	6,921
7.235% due 10/05/2040	5,500	5,693

JP Morgan Mortgage Trust
0.000% due 10/25/2055 ~	117,573	125,517
4.412% due 05/25/2036 ~	179	147
4.735% due 08/25/2036 ~	441	340
4.750% due 01/25/2063 ~	12,670	12,478
4.869% due 06/25/2037 ~	177	134
4.954% due 03/25/2066 ~	15,396	15,344
5.561% due 09/25/2055 þ	7,043	7,039
5.567% due 09/25/2065 ~	4,192	4,212
6.000% due 09/25/2035	4,761	3,205
6.500% due 09/25/2035	88	53

JP Morgan Seasoned Mortgage Trust
3.684% due 01/25/2063 ~	9,776	9,139

Lavender Trust
6.250% due 10/26/2036	983	415

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	4,247	4,252

Lehman Mortgage Trust
6.000% due 08/25/2036	336	251
6.000% due 09/25/2037	65	64

Lehman XS Trust
4.153% due 12/25/2036 •	4,399	4,464
4.173% due 09/25/2046 •	137	126

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •	167	157

MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	145

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,237	926

Merrill Lynch Alternative Note Asset Trust
4.393% due 03/25/2037 •	559	129

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.513% due 08/25/2035 •		$1,795	$1,689
5.277% due 11/25/2035 •		25	25

MFA Trust
6.105% due 12/25/2068 þ		2,946	2,962

MFT Mortgage Trust
3.358% due 02/10/2042		5,000	4,212
3.477% due 02/10/2042 ~		6,815	5,282

Morgan Stanley Capital I Trust
5.370% due 11/15/2034 •		1,779	1,759
6.031% due 12/15/2036 •		9,000	98
6.170% due 11/15/2034 •		20,993	20,760

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		37,841	36,588
4.000% due 06/25/2064 þ		4,774	4,648
4.963% due 09/25/2070 ~		4,572	4,566
5.016% due 09/25/2070 ~		7,180	7,170
5.021% due 11/25/2070 þ		8,449	8,433
5.530% due 05/25/2070 ~		2,089	2,096
5.649% due 10/25/2069 ~		13,352	13,429

MRCD Mortgage Trust
2.718% due 12/15/2036		19,530	14,807

MSSG Trust
3.740% due 09/13/2039 ~		2,681	2,469

Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~		21,999	16,820
4.773% due 06/17/2038 ~		11,706	11,165

New Orleans Hotel Trust
4.709% due 04/15/2032 •		3,300	3,268
5.309% due 04/15/2032 •		12,440	12,275

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,954	2,866
3.500% due 10/25/2059 ~		1,369	1,284
5.085% due 10/25/2065 ~		1,304	1,302

NLT Trust
3.200% due 10/25/2062 ~		2,784	2,571

Nomura Asset Acceptance Corp. Alternative Loan Trust
3.983% due 06/25/2037 •		2,849	2,375
4.462% due 04/25/2036 ~		1,800	1,622

Nomura Resecuritization Trust
4.693% due 01/25/2037 •		15,745	15,135

NYMT Loan Trust
3.750% due 02/25/2068 ~		1,517	1,406
3.750% due 11/25/2069 ~		10,087	9,721

OBX Trust
4.940% due 09/25/2062 þ		14,205	14,120
5.928% due 11/25/2063 þ		3,531	3,544
6.030% due 01/25/2064 þ		4,106	4,139
6.233% due 05/25/2064 þ		3,266	3,295
6.465% due 10/25/2063 þ		5,484	5,523
6.844% due 04/25/2063 þ		2,487	2,501
7.159% due 10/25/2063 þ		7,016	7,073

Oceanview Mortgage Trust
4.462% due 11/25/2054 •		2,070	2,071

Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ		1,995	1,938
4.000% due 03/25/2065 þ		19,756	19,145
4.000% due 07/25/2069 þ		896	872
4.075% due 06/25/2064 ~		3,308	3,127
4.150% due 01/25/2070 þ		12,002	11,640

PRKCM Trust
5.101% due 10/25/2060 þ		2,106	2,102
6.431% due 05/25/2059 þ		593	599
7.225% due 11/25/2058 þ		2,824	2,849

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	109,100	75,274
5.713% due 12/30/2057 «(b)		15,100	10,418
5.863% due 12/30/2057 «(b)		9,500	6,555
6.163% due 12/30/2057 «(b)		6,400	4,416
6.563% due 12/30/2057 «(b)		5,200	3,588

PRPM LLC
3.750% due 03/25/2054 þ		$715	701
3.750% due 04/25/2055 þ		4,097	3,992
4.000% due 11/25/2053 þ		744	734
4.000% due 01/25/2054 þ		687	679
4.000% due 05/25/2054 þ		615	606

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/25/2054 þ		$5,129	$5,013
4.000% due 10/25/2064 þ		788	769
4.200% due 12/25/2064 þ		1,870	1,843
4.500% due 06/25/2065 þ		27,296	26,731
4.839% due 10/25/2055 þ		1,620	1,603
4.942% due 12/25/2055 þ		7,227	7,167
5.250% due 07/25/2055 þ		2,202	2,200
5.500% due 03/25/2056 ~		7,300	7,335
5.699% due 11/25/2029 þ		1,351	1,353
5.774% due 08/25/2028 þ		6,913	6,903
5.870% due 11/25/2029 þ		4,839	4,845

PRPM Trust
4.845% due 01/25/2056 þ		5,802	5,774
5.228% due 08/25/2069 þ		6,063	6,056
5.802% due 11/25/2069 þ		6,510	6,549
6.221% due 11/25/2068 þ		992	999

RALI Trust
4.113% due 01/25/2037 •		8,949	8,198
4.173% due 07/25/2036 •		106	99
4.709% due 09/25/2046 •		4,586	4,349
5.219% due 09/25/2045 •		123	107
6.000% due 09/25/2036		308	110

RBSSP Resecuritization Trust
5.069% due 01/26/2036 ~		1,665	1,540

Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		6,700	6,690
5.545% due 01/25/2065 þ		801	804

SFO Commercial Mortgage Trust
6.187% due 05/15/2038 •		23,560	23,391
6.687% due 05/15/2038 •		5,000	4,947

SRT Issuer I LLC
0.000% due 10/01/2031 «•		20,000	20,042

Structured Adjustable Rate Mortgage Loan Trust
4.093% due 02/25/2037 •		1,769	1,802
4.676% due 09/25/2035 ~		79	71
5.798% due 04/25/2034 ~		1	1

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •		830	325
4.333% due 08/25/2035 •		202	196

Structured Asset Securities Corp.
4.043% due 07/25/2035 •		9,936	8,840
4.053% due 05/25/2043 •		5,461	5,138

Structured Asset Securities Corp. Mortgage Loan Trust
4.043% due 05/25/2036 •		11,337	9,174

TBW Mortgage-Backed Trust
4.153% due 01/25/2037 •		14,025	2,968
6.470% due 09/25/2036 þ		473	11
6.620% due 03/25/2037 þ		8,558	1,616

Thornburg Mortgage Securities Trust
4.433% due 09/25/2043 •		7	7

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	21,478	28,446

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$2,603	2,516
3.000% due 10/25/2057 ~		1,774	1,710
3.250% due 07/25/2056 ~		221	220
3.750% due 07/25/2062 ~		6,213	5,899
3.750% due 09/25/2062		68,753	65,516
4.103% due 01/25/2066 ~		6,849	6,762
4.612% due 10/25/2064 ~		28,525	28,299

Uropa Securities PLC
4.213% due 10/10/2040 •	GBP	2,541	3,220

VASA Trust
5.037% due 07/15/2039 •		$10,800	10,451
5.537% due 07/15/2039 •		10,000	9,433

Verus Securitization Trust
4.832% due 10/25/2067 ~		8,427	8,359
4.858% due 12/25/2070 þ		12,216	12,182
5.086% due 07/25/2067 ~		9,832	9,807
5.389% due 10/25/2067 ~		13,700	13,710
5.402% due 05/25/2065 þ		6,527	6,547
5.799% due 07/25/2069 þ		1,634	1,645
6.192% due 06/25/2069 þ		5,426	5,477
6.259% due 12/25/2068 þ		2,004	2,015
6.876% due 11/25/2068 ~		2,388	2,408

WaMu Commercial Mortgage Securities Trust
6.180% due 03/23/2045 ~		4,967	4,879

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •		$94	$84
4.125% due 02/25/2037 ~		140	126
4.353% due 11/25/2045 •		5,347	5,047
4.373% due 12/25/2045 •		1,119	1,120
4.483% due 10/25/2035 ~		2,313	2,132
4.773% due 11/25/2034 •		137	135
5.059% due 11/25/2042 •		24	23
5.686% due 09/25/2033 ~		11	11

Warwick Finance Residential Mortgages Number Three PLC
4.695% due 12/21/2049 •	GBP	4,062	5,380

Wells Fargo Alternative Loan Trust
4.223% due 06/25/2037 •		$1,581	1,391

Wells Fargo Mortgage-Backed Securities Trust
5.865% due 11/25/2037 ~		84	78
6.086% due 04/25/2036 ~		291	288
6.174% due 10/25/2037 ~		9,047	7,876
6.338% due 09/25/2033 ~		13	13

Total Non-Agency Mortgage-Backed Securities (Cost $2,566,050)			2,404,398

ASSET-BACKED SECURITIES 17.0%

AUTOMOBILE ABS OTHER 0.3%

CarMax Select Receivables Trust
4.352% due 05/15/2028 •		3,560	3,563
4.402% due 09/15/2027 •		37	37

Carvana Auto Receivables Trust
2.900% due 03/10/2028		341	335

First Investors Auto Owner Trust
3.985% due 04/15/2027 (b)		12,700	12,700
4.310% due 07/16/2029 (b)		15,100	15,099

GLS Auto Receivables Issuer Trust
5.690% due 03/15/2029		7,462	7,485

M&T Bank Auto Receivables Trust
4.172% due 05/15/2028 •		3,440	3,441

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		8,900	8,955
4.960% due 11/15/2028		2,822	2,825

			54,440

AUTOMOBILE SEQUENTIAL 4.2%

AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		4,300	4,303

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		990	993

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		5,500	5,552
5.440% due 02/22/2028		1,070	1,078
5.780% due 04/20/2028		2,250	2,279
6.120% due 04/20/2027		463	464

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		1,040	1,042

BofA Auto Trust
5.350% due 11/15/2028		2,896	2,916

Bridgecrest Lending Auto Securitization Trust
4.730% due 02/15/2028		1,574	1,575
5.340% due 04/17/2028		257	257

CarMax Select Receivables Trust
4.030% due 12/17/2029		17,800	17,794
4.190% due 03/15/2029		11,900	11,901
4.760% due 05/15/2028		4,415	4,424
5.780% due 09/15/2027		67	67

Carvana Auto Receivables Trust
4.070% due 02/12/2029		9,250	9,244
4.260% due 10/10/2029		9,331	9,332
4.310% due 09/10/2030		6,225	6,219
4.500% due 06/12/2028		729	729
4.560% due 08/10/2028		13,120	13,135
4.780% due 05/10/2028		589	590
4.910% due 08/10/2029		3,100	3,118
5.050% due 04/10/2029		3,098	3,112
5.080% due 03/11/2030		5,691	5,767

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.620% due 01/10/2029		$1,138	$1,145
5.710% due 07/10/2028		1,950	1,954
5.710% due 07/10/2029		3,000	3,055
5.740% due 11/13/2029		1,873	1,912
6.160% due 10/10/2028		1,906	1,920
6.160% due 09/10/2029		5,319	5,463

Chase Auto Owner Trust
5.220% due 07/25/2029		11,183	11,280
5.520% due 06/25/2029		12,943	13,080

CPS Auto Receivables Trust
4.710% due 03/15/2029		2,242	2,247

Drive Auto Receivables Trust
4.140% due 09/15/2032		12,200	12,194
4.290% due 10/16/2028		20,318	20,324

Ent Auto Receivables Trust
6.240% due 01/16/2029		803	806
6.260% due 11/15/2029		1,000	1,017

Enterprise Fleet Financing LLC
3.849% due 02/22/2027		20,236	20,233
4.000% due 10/20/2028		34,800	34,726
4.650% due 10/20/2027		3,096	3,105
4.820% due 02/20/2029		3,900	3,936
4.980% due 08/21/2028		3,300	3,328
5.310% due 04/20/2027		1,095	1,097

Exeter Automobile Receivables Trust
3.984% due 04/15/2027		15,900	15,901
4.310% due 11/15/2028		34,200	34,218
4.530% due 03/15/2028		6,062	6,067

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		2,064	2,066

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,118
5.540% due 04/16/2029		3,176	3,197

FHF Issuer Trust
4.920% due 02/15/2031		6,561	6,561
5.690% due 02/15/2030		2,673	2,690
6.790% due 10/15/2029		1,602	1,615

First Investors Auto Owner Trust
6.440% due 10/16/2028		1,164	1,170

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	3,577	2,597

Ford Credit Auto Owner Trust
4.560% due 12/15/2028		$5,900	5,923
5.090% due 12/15/2028		4,026	4,055

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		1,129	1,131

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		10,609	10,621

GLS Auto Select Receivables Trust
4.460% due 10/15/2030		2,439	2,442
5.580% due 06/17/2030		3,209	3,237
6.370% due 06/15/2028		545	546

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		17,912	18,043

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029		14,962	14,989

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		6,000	6,037

LAD Auto Receivables Trust
3.750% due 05/15/2029		9,600	9,568
4.520% due 03/15/2029		12,187	12,214
4.600% due 12/15/2027		881	881

Lendbuzz Securitization Trust
5.100% due 10/15/2030		1,674	1,678

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		8,608	8,691

Mercedes-Benz Auto Receivables Trust
5.250% due 02/15/2029		14,172	14,258
5.950% due 11/15/2028		1,664	1,682

Nissan Auto Lease Trust
3.900% due 05/15/2028		19,500	19,457

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		5,865	5,882

Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		8,373	8,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	$2,048	$2,048

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	749	753

Santander Drive Auto Receivables Trust
4.040% due 03/15/2029	39,700	39,690
4.280% due 01/15/2029	10,307	10,313
4.630% due 10/16/2028	10,951	10,970
4.710% due 06/15/2028	8,295	8,301
4.850% due 01/16/2029	9,921	9,940
5.630% due 01/16/2029	3,074	3,082

SBNA Auto Lease Trust
4.560% due 02/22/2028	22,507	22,534
4.680% due 04/20/2027	524	524
4.830% due 04/20/2028	7,800	7,825
5.560% due 11/22/2027	9,427	9,457
6.520% due 04/20/2028	2,763	2,767

SCCU Auto Receivables Trust
5.700% due 10/16/2028	2,372	2,384
5.700% due 08/15/2029	2,700	2,746

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	10,700	10,677
4.520% due 11/20/2028	37,319	37,381
4.650% due 05/22/2028	2,883	2,886
4.940% due 01/21/2031	700	707
4.950% due 05/21/2029	2,332	2,344
5.470% due 10/20/2028	1,177	1,182

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	8,151	8,209
5.380% due 02/20/2029	3,500	3,547

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029	6,206	6,261
5.430% due 04/17/2028	4,100	4,145

USB Auto Owner Trust
4.510% due 06/15/2028	11,935	11,952

Volkswagen Auto Loan Enhanced Trust
5.480% due 12/20/2028	5,408	5,462

Westlake Automobile Receivables Trust
4.020% due 09/15/2028	11,500	11,489
4.660% due 09/15/2028	20,004	20,042

World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,448
5.270% due 09/17/2029	4,777	4,815
5.700% due 02/15/2029	2,820	2,850

World Omni Select Auto Trust
4.140% due 05/15/2030	6,761	6,764
4.980% due 02/15/2030	5,017	5,033

		771,165

CMBS OTHER 0.1%

MF1 LLC
5.827% due 06/19/2037 •	13,371	13,376

PFP Ltd.
5.180% due 08/18/2043 •	1,000	1,001

		14,377

HOME EQUITY OTHER 3.8%

Aames Mortgage Trust
6.950% due 11/25/2031 þ	283	323
7.150% due 01/25/2032 þ	151	161

ABFC Trust
4.543% due 06/25/2037 •	3,756	3,230

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •	284	283

ACE Securities Corp. Home Equity Loan Trust
4.233% due 05/25/2037 •	12,971	1,923
5.743% due 11/25/2034 •	2,267	2,267

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.105% due 06/25/2033 •	464	436
4.543% due 01/25/2036 •	208	206
4.738% due 07/25/2035 •	2,218	2,211
5.143% due 03/25/2033 •	108	104

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities Trust
4.093% due 06/25/2036 •	$2,923	$1,499
4.173% due 03/25/2036 •	4,660	4,379
4.273% due 07/25/2036 •	1,019	274

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.743% due 05/25/2034 •	793	679

Asset-Backed Securities Corp. Home Equity Loan Trust
3.891% due 01/25/2036 •	8,654	8,055
4.768% due 06/25/2035 •	2,000	1,787

Bayview Financial Mortgage Pass-Through Trust
4.658% due 04/28/2036 •	214	215

Bear Stearns Asset-Backed Securities I Trust
4.143% due 06/25/2047 •	25,753	24,544
4.693% due 08/25/2034 •	6,911	6,821
5.393% due 10/25/2037 •	25,307	25,516
5.743% due 08/25/2035 •	15,199	15,684

Bear Stearns Structured Products, Inc. Trust
5.793% due 03/25/2037 •	7,000	6,873

Carrington Mortgage Loan Trust
3.983% due 06/25/2037 •	1,451	1,444
4.783% due 06/25/2035 •	11,755	11,861
5.593% due 05/25/2035 •	15,328	13,723

Centex Home Equity Loan Trust
4.443% due 03/25/2033 •	261	251
4.722% due 06/25/2034 þ	4,150	4,050
4.843% due 10/25/2035 •	1,910	1,907

CIT Mortgage Loan Trust
5.293% due 10/25/2037 •	24,108	24,458

Citigroup Mortgage Loan Trust, Inc.
4.453% due 02/25/2035 •	278	262
4.483% due 10/25/2035 •	800	760

Countrywide Asset-Backed Certificates
4.273% due 04/25/2037 •	31	28
4.293% due 01/25/2046 •	4,322	4,136

Countrywide Asset-Backed Certificates Trust
4.043% due 06/25/2047 •	136	133
4.053% due 04/25/2046 •	1,360	1,291
4.073% due 06/25/2047 •	6,280	5,781
4.198% due 09/25/2046 •	1,661	1,381
4.212% due 12/25/2034 •	829	786
4.233% due 05/25/2037 •	11,188	10,922
4.233% due 05/25/2047 •	3,024	2,923
4.273% due 03/25/2047 •	8,027	7,720
4.493% due 03/25/2036 •	4,092	3,747
4.533% due 08/25/2047 •	16,213	15,958
4.693% due 10/25/2047 •	7	7
5.499% due 02/25/2035 ~	4,460	4,117

Credit-Based Asset Servicing & Securitization LLC
3.325% due 03/25/2034 •	80	91

Ellington Loan Acquisition Trust
4.893% due 05/25/2037 •	6,223	6,117

EMC Mortgage Loan Trust
6.793% due 11/25/2030 •	3,348	3,342

Finance of America Structured Securities Trust
3.000% due 09/25/2061 þ	10,930	11,027
3.500% due 07/25/2075 þ	70,527	68,889
6.500% due 04/25/2073 þ	3,703	3,722

First NLC Trust
2.904% due 05/25/2035 •	7,833	7,149

Fremont Home Loan Trust
4.073% due 11/25/2036 •	3,303	1,966

GSAA Home Equity Trust
4.033% due 05/25/2047 •	1,314	772
6.741% due 03/25/2036 þ	3,521	932

GSAA Trust
4.233% due 03/25/2047 •	4,836	1,615

GSAMP Trust
4.073% due 03/25/2047 •	10,639	9,705
4.133% due 01/25/2037 •	523	517
4.273% due 09/25/2036 •	8,161	2,802
4.513% due 11/25/2035 •	1,300	1,145

Home Equity Asset Trust
4.393% due 07/25/2036 •	2,226	2,138

Home Equity Loan Trust
3.983% due 04/25/2037 •	7,826	7,476
4.023% due 04/25/2037 •	285	279

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Loan Asset-Backed Trust
3.983% due 04/25/2037 •	$13,620	$9,278
5.038% due 03/25/2035 •	1,239	1,231

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	53	15

JP Morgan Mortgage Acquisition Corp.
4.378% due 01/25/2036 •	6,043	6,162
4.693% due 09/25/2035 •	7,419	6,891
4.753% due 06/25/2035 •	7,474	6,737

JP Morgan Mortgage Acquisition Trust
4.213% due 10/25/2036 •	70	70
4.243% due 07/25/2036 •	5,000	4,606

Long Beach Mortgage Loan Trust
4.093% due 06/25/2036 •	7,753	3,642
4.093% due 09/25/2036 •	9,426	6,102
4.253% due 10/25/2036 •	33,139	10,101
4.393% due 02/25/2036 •	6,305	5,668
4.423% due 01/25/2046 •	2,405	2,350

MASTR Asset-Backed Securities Trust
3.893% due 01/25/2037 •	261	72
4.213% due 05/25/2037 •	49	48
5.518% due 06/25/2035 •	470	469

Merrill Lynch Mortgage Investors Trust
3.973% due 06/25/2037 •	2,704	561
4.013% due 08/25/2037 •	1,021	499
4.083% due 08/25/2037 •	319	296
4.313% due 03/25/2037 •	673	640
4.313% due 04/25/2037 •	504	230
4.543% due 09/25/2035 •	3,156	3,118
4.593% due 08/25/2035 •	1,136	1,115

Morgan Stanley ABS Capital I, Inc. Trust
4.043% due 07/25/2036 •	47	43
4.273% due 09/25/2036 •	6,441	2,209
4.333% due 03/25/2036 •	1,801	1,767
4.498% due 12/25/2034 •	65	65
4.533% due 01/25/2034 •	1,747	1,770
4.723% due 02/25/2035 •	1,075	1,012
4.743% due 07/25/2037 •	32,663	31,428
4.813% due 01/25/2035 •	1,158	1,170

New Century Home Equity Loan Trust
4.438% due 12/25/2035 •	4,298	4,184
4.558% due 02/25/2035 •	1,730	1,709

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.093% due 07/25/2036 •	8,247	7,899
4.453% due 11/25/2035 •	3,679	3,580
4.453% due 10/25/2036 •	1,982	354

NovaStar Mortgage Funding Trust
4.033% due 11/25/2036 •	17,516	5,297
4.113% due 05/25/2036 •	263	261
4.708% due 10/25/2035 •	7,022	6,875
5.893% due 12/25/2034 •	74	69

Option One Mortgage Loan Trust Asset-Backed Certificates
4.483% due 11/25/2035 •	1,135	1,107

Ownit Mortgage Loan Trust
4.113% due 10/25/2037 •	7,606	8,177
4.213% due 01/25/2037 •	442	434
4.253% due 10/25/2037 •	4,146	4,481

Park Place Securities, Inc.
4.528% due 09/25/2035 •	13,422	13,267

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.528% due 09/25/2035 •	2,525	2,497
4.828% due 05/25/2035 •	7,804	6,542
4.843% due 06/25/2035 •	10,980	9,817
5.518% due 09/25/2034 •	1,329	1,320

People’s Choice Home Loan Securities Trust
4.738% due 05/25/2035 •	335	322

Popular ABS Mortgage Pass-Through Trust
4.258% due 11/25/2036 •	6,135	5,525

Quest Trust
4.373% due 08/25/2036 •	5,737	5,532

RCKT Mortgage Trust
4.894% due 11/25/2055 þ	31,962	31,776
4.966% due 11/25/2055 þ	12,504	12,443
6.808% due 09/25/2043 ~	1,260	1,266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products Trust
4.473% due 12/25/2035 •	$964	$877

Residential Asset Securities Corporation Trust
4.333% due 07/25/2036 •	964	862
4.423% due 02/25/2036 •	1,445	1,417
4.753% due 01/25/2036 •	2,608	2,516
4.768% due 09/25/2035 •	2,218	2,223

Saxon Asset Securities Trust
4.033% due 01/25/2047 •	4,405	4,253
4.103% due 09/25/2037 •	2,612	2,545
5.543% due 12/25/2037 •	1,677	1,622

Securitized Asset-Backed Receivables LLC Trust
4.233% due 01/25/2037 •	4,020	3,077
4.408% due 01/25/2035 •	1,973	1,909

Soundview Home Loan Trust
3.963% due 07/25/2037 •	3,793	3,413
3.993% due 06/25/2037 •	36,815	25,513
4.013% due 01/25/2037 •	6,491	4,742
4.033% due 11/25/2036 •	5,535	1,464
4.093% due 03/25/2037 •	1,432	1,367
4.133% due 11/25/2036 •	3,199	846
4.743% due 09/25/2037 •	611	525
4.768% due 03/25/2036 •	1,000	970

Structured Asset Investment Loan Trust
4.513% due 07/25/2035 •	981	949
4.618% due 05/25/2034 •	892	871
4.733% due 09/25/2034 •	2,285	2,438
4.993% due 08/25/2034 •	9,440	10,284

Structured Asset Securities Corp.
4.993% due 02/25/2035 •	542	543

Structured Asset Securities Corp. Mortgage Loan Trust
3.948% due 09/25/2036 •	634	384
4.173% due 12/25/2035 •	982	975
4.498% due 02/25/2035 •	4,665	4,465

Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	5,429	5,363
5.278% due 08/25/2065 þ	14,237	14,232
6.125% due 02/25/2064 ~	3,387	3,404

		702,948

HOME EQUITY SEQUENTIAL 0.0%

Saxon Asset Securities Trust
4.273% due 10/25/2046 •	9,050	8,138

MANUFACTURING HOUSE ABS OTHER 0.1%

Conseco Finance Securitizations Corp.
5.529% due 09/01/2033 •	646	648

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	3,505	3,485
4.000% due 11/25/2058 ~	5,000	4,923

		9,056

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.500% due 03/01/2030 ~	2,699	632

WHOLE LOAN COLLATERAL 0.4%

Citigroup Mortgage Loan Trust, Inc.
4.228% due 11/25/2036 •	310	310

Countrywide Asset-Backed Certificates Trust
4.513% due 11/25/2035 •	217	215

First Franklin Mortgage Loan Trust
3.913% due 11/25/2036 •	1,431	1,336
4.093% due 05/25/2036 •	1,646	1,633
4.103% due 07/25/2036 •	159	156
4.273% due 04/25/2036 •	7,800	7,278
4.293% due 06/25/2036 •	11,075	10,416

GSAMP Trust
4.543% due 01/25/2034 •	1,652	1,718
4.768% due 06/25/2034 •	281	315

Lehman XS Trust
4.033% due 02/25/2037 •	2,173	2,183
4.113% due 02/25/2037 •	886	876

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pretium Mortgage Credit Partners LLC
5.744% due 06/25/2055 þ		$6,473	$6,488

RAAC Trust
4.393% due 06/25/2044 •		889	827

Residential Asset Mortgage Products Trust
4.288% due 05/25/2036 •		866	859
4.378% due 03/25/2036 •		18,400	17,596

Securitized Asset-Backed Receivables LLC Trust
4.373% due 12/25/2035 •		177	175
4.843% due 03/25/2035 •		132	133

Specialty Underwriting & Residential Finance Trust
4.378% due 12/25/2036 •		5,795	5,820

VCAT LLC
5.062% due 02/25/2056 þ		8,947	8,913
5.889% due 02/25/2055 þ		9,215	9,234

			76,481

OTHER ABS 8.1%

AccessLex Institute
4.158% due 09/26/2033 •		870	860

ACHV ABS Trust
4.760% due 04/26/2032		562	563
5.040% due 04/26/2032		825	827
5.900% due 04/25/2031		65	65

Affirm Master Trust
4.450% due 10/16/2034		5,300	5,282
4.670% due 07/15/2033		10,300	10,335
4.990% due 02/15/2033		19,900	20,028

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		16,600	16,607

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		881	861

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		22,500	22,304

Aqua Finance Issuer Trust
4.790% due 05/17/2051		7,449	7,488

Arcano Euro CLO II DAC
3.280% due 07/25/2039 •	EUR	15,100	17,455

Ayresome CDO I Ltd.
7.080% due 12/08/2045 •		$2,515	605

Bain Capital Credit CLO Ltd.
4.819% due 04/22/2035 •		24,800	24,794

BHG Securitization Trust
4.840% due 09/17/2036		3,075	3,085

BlueMountain CLO XXII Ltd.
5.014% due 07/15/2031 •		1,783	1,785

BlueMountain Fuji EUR CLO V DAC
2.926% due 01/15/2033 •	EUR	5,882	6,805

C-BASS CBO XII Ltd.
7.090% due 12/15/2034 •		$10,528	707

C-BASS CBO XV Ltd.
7.020% due 02/16/2041 ^•(c)		128,899	1,889

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		8,700	8,728

Capital Street Master Trust
5.022% due 10/16/2028 •		14,300	14,312
5.272% due 10/16/2028 •		1,100	1,101

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		710	707

College Avenue Student Loans LLC
4.130% due 12/26/2047		842	828
4.993% due 12/26/2047 •		623	624
5.443% due 11/26/2046 •		246	249

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(f)		2,261	1,182
5.150% due 11/25/2054		1,733	1,739
5.350% due 11/25/2054		9,418	9,553
5.450% due 11/25/2054		2,181	2,201
5.750% due 11/25/2054		1,090	1,098
6.600% due 11/25/2054		1,418	1,420
8.750% due 11/25/2054		816	822

Crossroads Asset Trust
4.910% due 02/20/2032		1,632	1,641

DLLMT LLC
5.080% due 02/22/2027		879	880

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		$7,300	$7,302

Foundation Finance Trust
4.670% due 04/15/2052		2,780	2,765

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		9,425	9,487

GreenSky Home Improvement Issuer Trust
4.520% due 12/27/2060		8,338	8,334
4.590% due 12/27/2060		4,200	4,192
4.890% due 06/25/2060		4,052	4,050
4.930% due 06/25/2060		2,581	2,591
5.020% due 06/25/2060		3,000	3,036
5.250% due 10/27/2059		144	145
5.550% due 06/25/2059		400	407
5.880% due 06/25/2059		124	124

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		12,200	12,204

Hildene TruPS Securitization Ltd.
5.686% due 05/22/2039 •		31,007	31,012

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •	EUR	11,800	13,632

John Deere Owner Trust
4.360% due 08/16/2027		$8,820	8,823

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •		184	184

LCM 31 Ltd.
4.948% due 07/20/2034 •		2,500	2,503

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		86	86

M&T Equipment Notes
4.990% due 08/18/2031		3,582	3,589

Marlette Funding Trust
7.130% due 12/15/2033		1,129	1,136

METAL LLC
4.581% due 10/15/2042		2,286	1,600

Navient Education Loan Trust
5.020% due 07/15/2055		6,430	6,449

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,395	1,309
1.330% due 04/15/2069		2,138	1,963
2.600% due 08/15/2068		1,256	1,215

Navient Refinance Loan Trust
5.150% due 02/16/2055		3,620	3,640

Navient Student Loan Trust
4.676% due 08/26/2069 •		2,615	2,611
5.372% due 03/15/2072 •		5,513	5,546
7.230% due 03/15/2072		6,300	6,802

Nelnet Student Loan Trust
4.610% due 02/21/2061		65,121	64,331
4.670% due 06/22/2065		39,728	39,332
4.840% due 05/17/2055		35,244	35,115
6.640% due 02/20/2041		2,288	2,367

OCP Euro CLO DAC
3.266% due 07/20/2036 •	EUR	14,700	16,979

OneMain Financial Issuance Trust
1.750% due 09/14/2035		$1,495	1,475
4.890% due 10/14/2034		562	562
5.172% due 09/15/2036 •		4,400	4,430

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		8,600	8,612
5.108% due 03/15/2033		2,300	2,305

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		784	785

Pagaya AI Debt Trust
5.373% due 01/17/2033		4,673	4,695
6.258% due 10/15/2031		1,938	1,939
6.319% due 08/15/2031		827	827

Project Panama SPV LLC
7.200% due 01/03/2029 «		10,236	10,295

RCKT Trust
4.480% due 11/27/2034		1,736	1,737
4.900% due 07/25/2034		838	840

Reach ABS Trust
4.930% due 08/18/2032		9,372	9,412
4.960% due 08/16/2032		1,966	1,969

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regional Management Issuance Trust
5.830% due 07/15/2036		$2,400	$2,434

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		1,000	952

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		6,750	6,759

Romark Credit Funding Ltd.
5.423% due 07/29/2043		22,000	22,119

SLM Student Loan Trust
4.576% due 01/25/2075 •		28,700	28,581

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		3	2,887
0.000% due 03/15/2055 «(f)		3	45
0.010% due 11/16/2054		4	20
3.940% due 02/16/2055		11,849	11,492
4.550% due 02/16/2055		5,745	5,602
4.772% due 07/15/2053 •		20,259	20,248
4.780% due 03/15/2055		2,600	2,574
4.849% due 11/16/2054 «		9,354	9,354
4.872% due 03/15/2055 •		5,681	5,692
4.950% due 02/16/2055		1,742	1,705
4.960% due 03/15/2055		51,315	51,720
5.020% due 03/17/2053		16,489	16,513
5.030% due 03/15/2056 (b)		82,600	82,700
5.090% due 10/16/2056		3,333	3,361
5.100% due 03/15/2055		2,600	2,619
5.122% due 02/16/2055 •		11,849	11,968
5.19% due 11/16/2054 «		68,597	68,183
5.240% due 03/15/2056		9,890	9,988
5.260% due 03/15/2055		5,200	5,030
5.380% due 07/15/2053		4,928	5,004
5.472% due 10/16/2056 •		2,561	2,615
5.500% due 06/17/2052		10,850	11,073
5.71% due 11/16/2054 «		4,124	4,092
5.950% due 02/16/2055		1,749	1,759
6.14% due 11/16/2054 «		825	818
6.93% due 11/16/2054 «		6,599	6,544

SoFi Consumer Loan Program LLC
0.010% due 06/15/2034 «		13,019	15,834
0.010% due 10/25/2034 «		5,091	6,727
4.190% due 10/25/2034		24,634	24,592
4.530% due 10/25/2034		3,787	3,769
4.620% due 06/15/2034		53,965	54,084
4.900% due 10/25/2034		2,942	2,936
4.970% due 06/15/2034		9,700	9,761
5.190% due 06/15/2034		7,600	7,652
5.200% due 10/25/2034		2,170	2,165
5.590% due 06/15/2034		5,600	5,661

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(f)		4,633	4,568
4.470% due 08/15/2034		5,146	5,148
4.800% due 02/27/2034		2,504	2,510
4.820% due 06/25/2034		19,887	19,956
4.910% due 03/27/2034		15,894	15,951
5.250% due 03/27/2034		3,796	3,828
5.770% due 03/27/2034		2,944	2,993
6.260% due 03/27/2034		2,177	2,223

SRT Issuer II LLC
6.771% due 12/02/2031 «•(k)		20,000	20,018

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	13,000	15,022

Upstart Pass-Through Trust
4.300% due 05/20/2030		$252	252
7.900% due 10/20/2028		541	545

Upstart Personal Consumer Trust
11.760% due 05/20/2032 «		98,390	98,536

Upstart Securitization Trust
4.600% due 09/20/2035		5,290	5,291
5.020% due 09/20/2035		1,100	1,101

UPX HIL Issuer Trust
5.160% due 01/25/2047		1,560	1,555

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valerie Asset Ltd.
5.219% due 09/15/2050 «(k)		$74,737	$73,147
5.267% due 09/15/2050 «(k)		10,153	9,080

Venture XIX CLO Ltd.
5.194% due 01/15/2032 •		424	424

Volvo Financial Equipment LLC
4.560% due 05/17/2027		4,101	4,103

WATR I Issuer Trust
0.010% due 06/17/2050 «		3,516	6,077
0.010% due 09/16/2050 «		4,080	7,215
0.010% due 02/17/2051 «		5,054	6,919
4.790% due 09/16/2050 «		23,236	22,982
4.940% due 02/17/2051 «		23,622	23,622
5.040% due 09/16/2050 «		7,399	7,322
5.230% due 02/17/2051 «		7,855	7,855
5.240% due 09/16/2050 «		4,900	4,848
5.250% due 06/17/2050 «		20,575	20,584
5.480% due 02/17/2051 «		4,457	4,457
5.560% due 06/17/2050 «		5,300	5,318
5.810% due 06/17/2050 «		3,300	3,316
6.160% due 09/16/2050 «		5,100	5,044
6.210% due 02/17/2051 «		7,143	7,143
6.770% due 06/17/2050 «		5,800	5,832

			1,506,591

Total Asset-Backed Securities (Cost $3,161,211)			3,143,828

SOVEREIGN ISSUES 9.6%

Abu Dhabi Government International Bonds
3.125% due 05/03/2026		14,600	14,592

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		1,886	1,533
4.125% due 07/09/2035 þ		2,486	1,739

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		5,586	4,691
1.000% due 07/09/2029		780	687
3.500% due 07/09/2041 þ		9,847	6,607
4.125% due 07/09/2035 þ		38,297	27,765
4.125% due 07/09/2046 þ		107	74
5.000% due 01/09/2038 þ		10,711	8,098

Bonos de la Tesoreria de la Republica en pesos
5.000% due 03/01/2035	CLP	505,000	524
6.000% due 04/01/2033		1,450,000	1,611

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (f)	BRL	5,300	1,023
0.000% due 07/01/2026 (f)		2,070,500	387,106
0.000% due 10/01/2026 (f)		976,800	176,665

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	16,500	18,703
5.375% due 01/21/2029		$49,300	48,906

Colombia TES
11.750% due 01/24/2035	COP	492,737,800	122,167
12.750% due 11/28/2040		21,312,300	5,649

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	13,250	15,677

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$75,700	76,192

Egypt Government Bonds
19.698% due 10/14/2030	EGP	2,820,400	50,805
21.954% due 03/04/2028		1,479,900	26,510

Hungary Government International Bonds
5.375% due 09/26/2030		$8,000	8,066

Israel Government International Bonds
5.375% due 02/19/2030		57,300	58,218

Japan Government Thirty Year Bonds
1.800% due 03/20/2054	JPY	474,000	2,021
2.100% due 09/20/2054		1,577,450	7,210
2.200% due 06/20/2054		210,000	985
2.300% due 12/20/2054		1,427,950	6,830
2.400% due 03/20/2055		2,043,300	9,990
3.200% due 09/20/2055		9,571,750	55,435
3.400% due 12/20/2055		4,048,400	24,374

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Twenty Year Bonds
2.400% due 03/20/2045	JPY	1,222,000	$6,804
2.700% due 09/20/2045		1,428,550	8,287

Kuwait International Government Bonds
4.016% due 10/09/2028		$58,700	57,905

Mexico Bonos
7.500% due 05/26/2033	MXN	27,000	1,383
7.750% due 05/29/2031		382,500	20,360
7.750% due 11/23/2034		249,500	12,745
8.500% due 03/01/2029		617,200	34,532
8.500% due 05/31/2029		163,300	9,113

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	25,300	28,764

Mexico Udibonos
3.000% due 12/03/2026 (i)	MXN	2,196	122
4.000% due 11/30/2028 (i)		8,522	472
4.000% due 08/24/2034 (i)		334	17

Peru Government Bonds
7.300% due 08/12/2033	PEN	134,100	42,224
7.600% due 08/12/2039		44,900	13,393

Peru Government International Bonds
5.400% due 08/12/2034		10,974	2,996
6.150% due 08/12/2032		125,800	37,805
6.900% due 08/12/2037		41,525	11,866
6.950% due 08/12/2031		90,402	28,175

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	581,600	32,213
8.000% due 01/31/2030		80,800	4,724
8.500% due 01/31/2037		369,200	20,393
8.875% due 02/28/2035 (m)		800,500	46,494
9.000% due 01/31/2040		94,800	5,273

Romania Government International Bonds
2.000% due 04/14/2033 (m)	EUR	3,800	3,451
5.250% due 03/10/2030		31,300	36,724
5.250% due 05/30/2032		10,600	12,102
5.375% due 03/22/2031		6,760	7,879
5.375% due 06/07/2033		11,800	13,293
5.500% due 09/18/2028		1,500	1,791
5.875% due 07/11/2032		25,900	30,368

Russia Foreign Bonds - Eurobond
5.250% due 06/23/2047 «		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232

Saudi Government International Bonds
4.125% due 01/12/2029		14,700	14,512

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	4,600	103
39.740% (BISTREFI) due 08/19/2026 ~		3,400	77
39.740% (BISTREFI) due 05/17/2028 ~		778,800	17,464
40.299% (BISTREFI) due 09/06/2028 ~		50,100	1,123

Turkiye Government International Bonds
5.250% due 03/13/2030		$12,600	12,054
6.125% due 10/24/2028		2,500	2,509
7.625% due 04/26/2029		7,700	7,964
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		45	26
0.000% due 02/01/2034 þ(h)		167	72
0.000% due 02/01/2035 þ(h)		141	66
0.000% due 02/01/2036 þ(h)		118	55
4.500% due 02/01/2034 þ		246	132
4.500% due 02/01/2035 þ		328	172
4.500% due 02/01/2036 þ		246	127

Venezuela Government International Bonds
6.000% due 12/09/2049 ^(c)		408	157

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 03/31/2038 ^(c)	$124	$51
7.650% due 04/21/2035 ^(c)	2,923	1,235
9.250% due 09/15/2027 ^(c)	729	350
9.250% due 05/07/2028 ^(c)	2,886	1,328
11.750% due 10/21/2026 ^(c)	130	67
11.950% due 08/05/2031 ^(c)	6,600	3,399
12.750% due 08/23/2032 ^(c)	930	472

Total Sovereign Issues (Cost $1,728,815)		1,769,248

	SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)	2,065,869	4,896

iHeartMedia, Inc. Class A (d)	487,321	1,423

iHeartMedia, Inc. Class B «(d)	378,169	972

SES SA «(d)	372,608	5,589

Uniti Group, Inc. (d)	2,270	21

		12,901

FINANCIALS 0.0%

Hipotecaria Su Casita SA «(d)	345,787	0

UBS Group AG	17,485	682

Windstream Services LLC (d)	6,582	62

XBP Global Holdings, Inc. (d)	704	3

		747

HEALTH CARE 0.1%

AmSurg Corp. «(d)(k)	317,945	13,982

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(k)	23,705	545

Foresea Holdings SA «	7,901	182

Luxco Co. Ltd. «(d)(k)	21,193	392

Westmoreland Mining Holdings «(d)(k)	2,910	2

Westmoreland Mining LLC «(d)(k)	2,936	12

		1,133

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (d)	837,353	34

Total Common Stocks (Cost $44,831)		28,797

WARRANTS 0.0%

COMMUNICATION SERVICES 0.0%

Windstream Holdings II LLC - Exp. 08/01/2035	1,282	12

Total Warrants (Cost $8)		12

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Windstream Holdings II LLC
11.000% «	42	$45

Total Preferred Securities (Cost $42)		45

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.2%

COMMERCIAL PAPER 4.5%

AES Corp.
4.150% due 04/02/2026	$1,400	1,400
4.150% due 04/13/2026	500	499
4.150% due 04/17/2026	3,400	3,393
4.400% due 05/01/2026 (b)	9,400	9,365
4.400% due 05/05/2026 (b)	15,100	15,037

Air Lease Corp.
4.320% due 04/02/2026	11,350	11,347
4.350% due 04/14/2026	8,200	8,187
4.400% due 04/14/2026	3,515	3,509
4.400% due 04/16/2026	6,385	6,373

Alimentation Couche-Tard, Inc.
3.930% due 04/01/2026	2,300	2,300
3.940% due 04/10/2026	3,500	3,496
4.050% due 04/10/2026	4,750	4,745
4.100% due 04/16/2026	4,150	4,142
4.100% due 04/21/2026	8,300	8,280
4.100% due 04/24/2026 (b)	4,300	4,289

AMETEK, Inc.
3.900% due 04/09/2026	7,000	6,993
3.930% due 04/06/2026	1,100	1,099
4.150% due 04/20/2026	10,300	10,277
4.150% due 04/27/2026	800	798
4.170% due 04/27/2026	6,700	6,680

Becton Dickinson & Co.
3.880% due 04/01/2026	4,700	4,699
3.880% due 04/17/2026	2,000	1,996
3.950% due 04/08/2026	7,300	7,294

Black Hills Corp.
3.890% due 04/13/2026	500	499

Boston Properties LP
4.200% due 04/27/2026	3,150	3,140

Canadian Natural Resources Ltd.
4.150% due 04/24/2026 (b)	6,800	6,782

CBRE Services, Inc.
3.970% due 06/12/2026	9,950	9,867
4.100% due 04/08/2026	16,800	16,785

Constellation Energy Generation LLC
3.900% due 04/06/2026	5,000	4,996
4.030% due 04/24/2026	4,550	4,537
4.100% due 04/01/2026	300	300
4.100% due 04/06/2026	2,300	2,298
4.130% due 04/24/2026	2,900	2,891
4.130% due 04/28/2026	5,400	5,381

Crown Castle, Inc.
4.120% due 04/07/2026	600	599
4.120% due 04/09/2026	2,600	2,597
4.180% due 04/16/2026	12,900	12,876
4.200% due 04/14/2026	21,100	21,066
4.200% due 04/16/2026	12,400	12,377
4.300% due 04/21/2026	19,500	19,452

Edison International
4.380% due 04/17/2026	11,100	11,078
4.380% due 04/27/2026	11,200	11,165

Electricite de France SA
3.900% due 04/01/2026	6,900	6,899

Elevance Health, Inc.
4.050% due 04/01/2026	3,850	3,850
4.050% due 04/13/2026	5,635	5,627

Enbridge U.S., Inc.
3.910% due 04/13/2026	5,700	5,692

ERAC USA Finance LLC
3.980% due 04/10/2026	3,200	3,196
4.000% due 04/09/2026	5,100	5,095

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 04/17/2026	$3,350	$3,344
4.130% due 04/13/2026	700	699
4.150% due 04/13/2026	1,600	1,598
4.150% due 04/24/2026	13,250	13,213
4.170% due 04/20/2026	10,150	10,127
4.170% due 04/23/2026	600	598
4.180% due 04/24/2026	2,250	2,244

Eversource Energy
4.050% due 04/09/2026	3,900	3,896

Extra Space Storage LP
4.180% due 04/22/2026	3,150	3,142

Fidelity National Information Services, Inc.
4.150% due 04/09/2026	1,600	1,598
4.150% due 04/17/2026	6,700	6,687
4.150% due 04/20/2026	3,950	3,941
4.170% due 04/23/2026	4,150	4,139
4.170% due 04/24/2026	2,200	2,194

Genuine Parts Co.
4.220% due 04/09/2026	2,000	1,998
4.250% due 04/01/2026	600	600
4.280% due 04/06/2026	1,100	1,099
4.300% due 04/23/2026	1,400	1,396
4.340% due 04/28/2026	1,200	1,196
4.350% due 04/23/2026	300	299

Glencore Funding LLC
4.130% due 04/30/2026	21,600	21,528
4.150% due 05/04/2026	15,500	15,441

Global Payments, Inc.
4.200% due 04/01/2026	3,200	3,200
4.200% due 04/02/2026	4,700	4,699
4.200% due 04/06/2026	8,200	8,194
4.220% due 04/02/2026	1,900	1,900
4.220% due 04/06/2026	6,800	6,795
4.220% due 04/07/2026	14,500	14,490
4.230% due 04/02/2026	1,300	1,300
4.230% due 04/07/2026	8,300	8,294
4.250% due 04/06/2026	5,250	5,246

Harley-Davidson Financial Services, Inc.
4.170% due 04/07/2026	1,800	1,799
4.170% due 04/08/2026	1,500	1,499
4.230% due 04/08/2026	1,600	1,599

HCA, Inc.
4.150% due 04/16/2026	9,400	9,382
4.150% due 04/17/2026	4,950	4,940
4.200% due 05/06/2026	2,600	2,589
4.200% due 05/12/2026	5,450	5,422
4.200% due 05/13/2026	300	298
4.200% due 05/18/2026	9,500	9,444
4.350% due 04/23/2026	2,500	2,493
4.350% due 05/01/2026	2,400	2,391
4.380% due 04/23/2026	5,050	5,036
4.380% due 05/01/2026	4,150	4,135

Humana, Inc.
4.150% due 04/13/2026	3,100	3,096
4.200% due 04/13/2026	1,000	999

Jabil, Inc.
4.050% due 04/08/2026	1,400	1,399
4.050% due 04/16/2026	1,100	1,098
4.120% due 04/08/2026	16,600	16,583
4.150% due 05/13/2026	10,200	10,144
4.200% due 04/02/2026	11,300	11,297

Jones Lang LaSalle Finance BV
3.990% due 04/08/2026	5,200	5,195
4.000% due 04/08/2026	1,400	1,399
4.030% due 04/09/2026	8,000	7,992
4.210% due 04/23/2026	1,100	1,097
4.250% due 04/08/2026	1,900	1,898
4.250% due 04/09/2026	2,850	2,847

JTI Financial Services North America LLC
3.880% due 05/04/2026	10,100	10,064
4.070% due 05/20/2026	9,000	8,953
4.070% due 05/26/2026	5,500	5,468

Keurig Dr. Pepper, Inc.
3.880% due 04/07/2026	1,200	1,199
3.900% due 04/23/2026	2,500	2,493
3.910% due 04/07/2026	300	300
3.910% due 04/27/2026	1,000	997
3.920% due 04/27/2026	7,600	7,576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.970% due 04/15/2026		$5,800	$5,790
4.100% due 04/09/2026		6,100	6,094
4.100% due 04/28/2026		6,900	6,877
4.250% due 04/17/2026 (b)		4,900	4,890
4.300% due 04/08/2026		8,337	8,329
4.300% due 04/13/2026		663	662
4.300% due 04/24/2026		1,800	1,795
4.300% due 05/01/2026		7,900	7,871
4.320% due 04/28/2026		1,300	1,296
4.350% due 04/20/2026		3,200	3,192
4.350% due 04/30/2026		800	797
4.350% due 05/08/2026		11,300	11,249
4.380% due 05/07/2026		9,900	9,856

Leidos, Inc.
4.180% due 04/23/2026		3,895	3,885
4.180% due 04/28/2026		8,705	8,677

NextEra Energy Capital Holdings, Inc.
3.910% due 04/21/2026		1,300	1,297
3.920% due 04/24/2026		800	798
4.020% due 04/20/2026		3,300	3,293

ONEOK, Inc.
4.150% due 04/10/2026		2,200	2,198

Phillips 66
4.000% due 04/01/2026		3,400	3,400
4.050% due 04/01/2026		400	400
4.050% due 04/02/2026		400	400
4.050% due 04/08/2026		18,800	18,783
4.150% due 04/20/2026		3,400	3,392
4.200% due 04/14/2026		2,200	2,197
4.300% due 04/24/2026		5,350	5,336
4.330% due 04/27/2026		4,750	4,736
4.350% due 05/01/2026		8,200	8,171
4.360% due 05/01/2026		9,600	9,567
4.370% due 05/01/2026		4,850	4,833
4.400% due 05/29/2026		16,200	16,092

Rogers Communications, Inc.
4.150% due 04/16/2026		5,061	5,052
4.200% due 04/09/2026		800	799

S&P Global, Inc.
4.000% due 04/06/2026		13,700	13,691
4.100% due 04/01/2026		11,100	11,099

VW Credit, Inc.
4.220% due 05/06/2026		10,900	10,855

			821,108

		SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (j)		12,430,901	12,431

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (l) 8.4%
			1,545,200

SHORT-TERM NOTES 0.3%

Westlake Automobile Receivables Trust
3.893% due 01/15/2027		$62,439	62,433

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (f)(g)	EGP	46,200	743

NIGERIA TREASURY BILLS 0.2%
31.842% due 06/11/2026 - 06/29/2026 (e)(f)	NGN	65,314,142	45,159

SOUTH AFRICA TREASURY BILLS 0.7%
7.285% due 04/22/2026 - 01/27/2027 (e)(f)	ZAR	2,296,860	132,329

TURKEY TREASURY BILLS 0.0%
38.691% due 04/07/2026 (e)(f)	TRY	249,000	5,561

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
3.651% due 04/07/2026 - 06/30/2026 (e)(f)(o)(q)	$5,456	$5,432

Total Short-Term Instruments (Cost $2,644,332)		2,630,396

Total Investments in Securities (Cost $25,526,890)		25,222,503

	SHARES
INVESTMENTS IN AFFILIATES 20.4%

SHORT-TERM INSTRUMENTS 20.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.4%

PIMCO Short-Term Floating NAV Portfolio III	386,188,847	3,761,093

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $3,760,358)	$3,761,093

Total Investments in Affiliates (Cost $3,760,358)	3,761,093

Total Investments 157.2% (Cost $29,287,248)	$28,983,596

Financial Derivative Instruments (n)(p) 0.2% (Cost or Premiums, net $58,674)	38,399

Other Assets and Liabilities, net (57.4)%	(10,586,884)

Net Assets 100.0%	$18,435,111

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC 5.860% due 10/21/2026	10/27/2025	$2,481	$2,481	0.01%
AmSurg Corp.	11/02/2023 - 11/06/2023	13,285	13,982	0.08
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029	12/29/2025	133	54	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/31/2025	253	199	0.00
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	7,016	6,935	0.04
Drillco Holdings Luxembourg SA	06/08/2023	474	545	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	3,100	3,104	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	2,000	2,006	0.01
Luxco Co. Ltd.	10/01/2025	373	392	0.00
National Football League 4.780% due 10/05/2030	06/27/2025	10,600	10,547	0.06
National Football League 5.480% due 10/05/2028	03/14/2024	18,600	18,792	0.10
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	12,400	12,415	0.07
SRT Issuer II LLC 6.771% due 12/02/2031	11/28/2025	20,018	20,018	0.11
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	20,000	20,217	0.11
Valerie Asset Ltd. 5.219% due 09/15/2050	03/02/2026	73,024	73,147	0.40
Valerie Asset Ltd. 5.267% due 09/15/2050	03/02/2026	9,066	9,080	0.05
Westmoreland Mining Holdings	03/26/2019	9	2	0.00
Westmoreland Mining LLC	06/30/2023	19	12	0.00

		$192,851	$193,928	1.05%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	141

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	03/19/2026	04/15/2026		$	100,000	U.S. Treasury Notes 3.625% due 10/31/2030	$(101,899)	$100,000	$100,133
	3.690	03/17/2026	04/06/2026			250,000	U.S. Treasury Notes 0.875% due 11/15/2030	(254,023)	250,000	250,384
	3.690	03/23/2026	04/13/2026			150,000	U.S. Treasury Notes 2.750% due 02/15/2028	(153,412)	150,000	150,138
	3.690	03/23/2026	04/20/2026			200,000	U.S. Treasury Notes 4.125% due 10/31/2031	(205,051)	200,000	200,185
BRC	6.800	03/30/2026	TBD	(2)	ZAR	678,228	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(44,830)	40,081	40,096
TOR	2.230	03/10/2026	04/07/2026		CAD	550,000	Province of Alberta 2.050% due 06/01/2030	(62,314)	395,371	395,910
							Province of British Columbia 1.550% -5.620% due 08/17/2028 -06/18/2057	(318,164)
							Province of Manitoba 2.050% - 2.950% due 06/02/2031 -09/05/2120	(22,095)
	2.230	03/11/2026	04/08/2026			355,000	Province of Quebec 3.500% - 4.000% due 09/01/2035 - 12/01/2048	(258,250)	255,194	255,525
	2.230	03/19/2026	04/08/2026			120,000	Province of Ontario 3.600% due 06/02/2035	(88,808)	86,263	86,332
	2.230	03/23/2026	04/08/2026			25,000	Province of New Brunswick Canada 5.650% due 12/27/2028	(18,538)	17,971	17,981
	2.230	03/12/2026	04/09/2026			70,000	Province of Alberta 4.150% due 06/01/2033	(51,557)	50,320	50,382

Total Repurchase Agreements								$(1,578,941)	$1,545,200	$1,547,066

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BOO	3.550%	03/31/2026	04/01/2026			$(14,803)	$(14,803)
BRC	6.700	03/30/2026	TBD	(4)	ZAR	(678,228)	(40,096)
MYI	1.600	03/13/2026	TBD	(4)	EUR	(331)	(383)

Total Reverse Repurchase Agreements							$(55,282)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	1.500%	05/13/2056	3,650	$(2,832)	$(2,816)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	17,200	(15,960)	(15,826)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	1,200	(961)	(966)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	393,000	(329,137)	(330,320)

Total Short Sales (1.9)%				$(348,890)	$(349,928)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOO	$0	$(14,803)	$0	$(14,803)	$13,059	$(1,744)
BOS	700,840	0	0	700,840	(714,385)	(13,545)
BRC	40,096	(40,096)	0	0	(5,221)	(5,221)
MYI	0	(383)	0	(383)	363	(20)
TOR	806,130	0	0	806,130	(826,986)	(20,856)

Total Borrowings and Other Financing Transactions	$1,547,066	$(55,282)	$0

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$(14,803)	$0	$0	$(40,479)	$(55,282)

Total Borrowings	$(14,803)	$0	$0	$(40,479)	$(55,282)

Payable for reverse repurchase agreements					$(55,282)

(m)	Securities with an aggregate market value of $54,993 has been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(20,629) at a weighted average interest rate of 6.228%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR 125.500	04/24/2026	178	$178	$(73)	$(187)
Call - Eurex Euro-Bund 10-Year Bond April Futures	128.000	04/24/2026	178	178	(62)	(23)

					$(135)	$(210)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$ 110.000	04/24/2026	437	$437	$(149)	$(163)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	437	437	(102)	(58)

					$(251)	$(221)

Total Written Options					$(386)	$(431)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	2,347	$174,487	$(948)	$1,642	$0
Long Guilt June Futures	06/2026	4,198	487,803	(21,554)	3,667	0
U.S. Treasury 2-Year Note June Futures	06/2026	2,048	424,848	522	160	0
U.S. Treasury 5-Year Note June Futures	06/2026	14,307	1,547,727	(21,171)	2,012	0
U.S. Treasury 10-Year Note June Futures	06/2026	12,430	1,380,313	(24,884)	2,914	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	1,280	149,200	(4,607)	280	0

				$(72,642)	$10,675	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	214	$(51,534)	$800	$0	$(3)
Euro-Bobl June Futures	06/2026	547	(72,981)	1,370	0	(291)
Euro-Bund June Futures	06/2026	1,776	(257,399)	6,878	0	(1,868)
Euro-Buxl 30-Year Bond June Futures	06/2026	4	(510)	6	0	(9)
Euro-Schatz June Futures	06/2026	4	(489)	5	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,251	(142,008)	450	0	(371)
U.S. Treasury Long-Term Bond June Futures	06/2026	3,075	(350,166)	11,060	0	(1,153)

				$20,569	$0	$(3,696)

Total Futures Contracts				$(52,073)	$10,675	$(3,696)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.354%	$700	$(38)	$30	$(8)	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	143

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.113%	EUR	43,900	$1,199	$(1,081)	$118	$0	$(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		$4,600	76	(67)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		7,100	(37)	131	94	3	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.712		2,600	43	(10)	33	1	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.947	EUR	1,300	24	(20)	4	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.166		$800	114	(34)	80	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.653		7,200	306	81	387	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		16,000	100	(61)	39	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		3,300	37	(13)	24	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		16,500	103	(72)	31	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		21,800	85	(44)	41	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		9,900	217	(447)	(230)	20	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.109	EUR	4,600	(439)	451	12	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.114		12,500	(581)	679	98	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.153		3,500	(255)	298	43	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.221		$2,100	48	(44)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		20,900	492	(371)	121	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		7,600	(5)	111	106	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		1,900	(5)	34	29	0	0

							$1,522	$(479)	$1,043	$33	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$3	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	73,416	(2,805)	3,000	195	26	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	86	5	4	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	824	58	52	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	1,400	(95)	87	(8)	0	(6)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	22,600	(1,028)	1,029	1	94	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	7,200	(247)	225	(22)	32	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	10,300	(299)	231	(68)	51	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	800	(29)	19	(10)	4	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	3,200	(69)	7	(62)	15	0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031	3,000	(129)	3	(126)	16	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	36,672	3,202	(3,090)	112	15	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,592	147	(85)	62	13	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	970	0	42	42	6	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,188	56	15	71	10	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	7,128	514	(127)	387	64	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	1,800	71	18	89	16	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(5)	2	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,000	12	6	18	2	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	97,290	2,145	(388)	1,757	191	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	63,100	1,068	42	1,110	137	0

					$1,671	$1,942	$3,613	$748	$(6)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	295,200	$(6,508)	$818	$(5,690)	$613	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		308,740	(7,992)	(5,170)	(13,162)	983	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	393	366	0	(25)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,640	9	117	126	0	(11)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		12,280	48	761	809	0	(61)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	(253)	(63)	(316)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	183	4,461	4,644	0	(96)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	2,967	12,303	15,270	0	(337)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	2,574	308	2,882	0	(131)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(14)	3,365	3,351	0	(89)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	399	3,536	3,935	0	(152)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,576,000	998	67	1,065	0	(52)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	752	4,485	5,237	0	(44)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	1,395	29	1,424	0	(14)

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.000%	Annual	06/20/2026	$261,800	$(1,267)	$1,293	$26	$0	$(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	110,700	1,522	(13)	1,509	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	169,300	2,421	(211)	2,210	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	51,400	694	169	863	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(483)	(518)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(268)	(279)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(892)	(988)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	2,395	1,965	86	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	36,304	33,427	0	(187)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	1,177	2,584	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(320)	(443)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(110)	(175)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	2	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(1,320)	1,069	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	180	109	14	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(1,348)	(2,764)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	(316)	508	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(86)	(419)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(97)	(434)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(90)	(608)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(169)	(508)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	19	19	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	27	27	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(1,542)	(330)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	4,203	3,987	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	522	422	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	190	157	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(38)	275	237	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	370	(529)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	5,806	10,913	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	595	2,511	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	2,123	(1,380)	0	(429)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(199)	(278)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(174)	(252)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	12,561	12,211	0	(787)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	5,250	(5,312)	0	(833)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(4,898)	9,356	0	(135)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(26)	(146)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(162)	(260)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	7	(27)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	12,040	70	170	240	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	2,042	4,426	0	(135)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	71	49	7	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	242,985	791	1,619	2,410	0	(241)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030	16,520	0	156	156	0	(16)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030	20,090	0	166	166	0	(20)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030	5,670	0	39	39	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030	8,500	0	53	53	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	360,180	(5,084)	3,183	(1,901)	0	(368)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	42	42	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	90	90	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	79	79	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	55	55	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	82	82	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	38	38	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	55	55	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	51	51	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	18	18	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	0	0	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	(29)	(29)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	(31)	(31)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	(58)	(58)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	(100)	(100)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	(78)	(78)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	(70)	(70)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	(71)	(71)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	(75)	(75)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	(52)	(52)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	(81)	(81)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	(84)	(84)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	(91)	(91)	0	(16)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	145

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2030	$156,740	$(2,254)	$1,299	$(955)	$0	$(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(4,004)	753	0	(145)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	58,950	(369)	691	322	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	535	(885)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	146	146	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	177	177	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(7,037)	(13,963)	83	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	2,199	(875)	0	(327)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	458	460	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	1,694	1,640	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,166	2,094	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,304)	(1,328)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,298)	(1,317)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(949)	(966)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	(460)	(697)	0	(162)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,041)	(1,064)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(326)	(334)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	2,742	2,634	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,452	1,529	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,460	2,555	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	20,720	598	(132)	466	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	4,893	5,033	335	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	234,042	(233)	(450)	(683)	0	(276)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	85,414	70,025	0	(610)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	18,270	235	323	558	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,154)	(1,458)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,136)	(1,444)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(104)	(130)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	320,620	(4,673)	3,941	(732)	0	(380)
Receive	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	39,800	0	368	368	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	31,820	0	241	241	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	23,880	0	165	165	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.584	Annual	11/15/2032	28,640	0	195	195	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	11/15/2032	58,780	0	393	393	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	63,850	0	403	403	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	366,130	(5,418)	4,489	(929)	0	(436)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	(2,365)	27,289	0	(282)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	6,300	0	53	53	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(258)	(333)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(307)	(386)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(263)	(339)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(394)	(454)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(432)	(551)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	745,906	(7,593)	6,236	(1,357)	0	(878)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	(453)	4,101	0	(232)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(1,072)	(1,276)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	4,921	2,480	0	(533)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	81,970	1,536	(375)	1,161	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	3,326	4,281	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	9	(21)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	18	(20)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	104	(4)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	91	38	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	374	275	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	612	519	30	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	432	385	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	414	362	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	387	349	13	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	480	434	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	258	233	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	270	245	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	318	295	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	430	400	9	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	363	334	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	720	663	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(419)	(482)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(210)	(272)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	(141)	(204)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	1,886	(2,168)	128	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	(12)	(44)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	(35)	(96)	0	(15)

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	01/02/2034	$7,100	$(31)	$35	$4	$0	$(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	5	(26)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	68	36	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	176	111	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	169	96	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	166	166	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	223	158	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	16	(13)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	11	(7)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(27)	(60)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	(37)	(95)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	(17)	(75)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	(42)	(74)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	17	(18)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	38	8	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	310	185	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	(58)	(122)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	(7)	(36)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	(3)	(59)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	148	93	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	77	48	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	216	162	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	346	297	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	360	303	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	357	313	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	1,955	1,729	84	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	389	351	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	1,313	1,186	41	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(286)	(354)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	2,011	(470)	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	(242)	(307)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(244)	(293)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	125	25	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	406	320	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	346	253	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	612	520	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	824	685	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	559	460	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	628	539	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	655	557	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	468	378	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	430	361	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	520	454	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	386	331	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	457	390	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	562	498	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	710	641	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	398	360	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	1,486	1,342	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,220	1,130	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,183	1,092	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	26,500	(96)	(626)	(722)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	26,500	(94)	(784)	(878)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	16,800	(57)	(486)	(543)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	16,200	(45)	(401)	(446)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	28,900	(86)	(672)	(758)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	28,700	(90)	(621)	(711)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	58,200	(188)	(1,325)	(1,513)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	52,400	(186)	(972)	(1,158)	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	3,570	42	(57)	(15)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	14,400	(38)	76	38	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	9,800	(26)	59	33	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	14,300	(38)	142	104	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	14,400	(39)	120	81	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	42,300	(117)	787	670	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	15,500	(56)	(54)	(110)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	8,200	(29)	(6)	(35)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	16,400	(57)	(18)	(75)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	32,100	(108)	(97)	(205)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	19,100	(55)	(41)	(96)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	31,900	(156)	(136)	(292)	29	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	147

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2035		$11,400	$287	$303	$590	$0	$(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		19,100	(56)	535	479	0	(16)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		7,700	0	83	83	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		34,520	(582)	869	287	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		11,120	0	166	166	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		23,490	0	203	203	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		4,270	0	58	58	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		9,600	0	118	118	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		3,300	0	413	413	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		4,490	0	495	495	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		1,760	0	177	177	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(3,127)	(3,172)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(27,636)	(27,904)	0	(156)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(3,321)	(3,396)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(8,196)	(8,381)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	20,030	20,012	118	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	3,661	3,549	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	83,559	81,938	504	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	86,942	118,386	850	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,604)	(1,692)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(726)	(986)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(732)	(994)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(1,154)	(1,573)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	(202)	(226)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	(169)	(191)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	(184)	(207)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	1,099	1,059	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		20,300	424	208	632	67	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		3,600	0	95	95	13	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		3,490	0	85	85	12	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		3,590	0	85	85	13	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		2,900	0	37	37	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		4,310	0	54	54	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		57,706	100	652	752	192	0
Receive	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053		14,150	0	31	31	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053		5,710	0	11	11	20	0
Receive	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053		14,220	0	(15)	(15)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.172	Annual	11/15/2053		102,610	0	(294)	(294)	364	0
Receive	1-Day USD-SOFR Compounded-OIS	4.188	Annual	11/15/2053		11,420	0	(65)	(65)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	4.196	Annual	11/15/2053		8,590	0	(60)	(60)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	4.200	Annual	11/15/2053		11,410	0	(86)	(86)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	4.210	Annual	11/15/2053		11,400	0	(106)	(106)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(545)	(596)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	2,720	8,979	267	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	900	14,608	337	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		57,500	5,720	684	6,404	215	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		5,240	0	74	74	20	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		5,620	0	73	73	22	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027	BRL	85,700	0	(1,470)	(1,470)	23	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(335)	(335)	5	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,552)	(1,552)	24	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(417)	(417)	8	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,886)	(2,886)	46	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,251)	(1,251)	23	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(707)	(707)	11	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(620)	(620)	12	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(1,033)	(1,033)	20	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,846)	(1,846)	35	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,429)	(1,429)	28	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(205)	(205)	4	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,402)	(1,402)	27	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(1,243)	(1,243)	25	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(95)	(95)	2	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(48)	(48)	1	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(47)	(47)	1	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(18)	(18)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(78)	(78)	2	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(165)	(165)	5	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		235,700	12	(435)	(423)	0	(18)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		167,700	0	(206)	(206)	45	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		154,400	(9)	(711)	(720)	0	(83)

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.354%	Maturity	01/02/2029	BRL	308,000	$24	$(845)	$(821)	$357	$0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		311,400	(18)	(1,456)	(1,474)	419	0
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		112,200	0	(509)	(509)	151	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		11,000	0	(40)	(40)	0	(3)
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		100,400	(24)	(331)	(355)	0	(25)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		23,800	0	(36)	(36)	32	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		7,980	0	(15)	(15)	4	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		8,020	0	(15)	(15)	4	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		75,200	3	(55)	(52)	100	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		42,400	0	(30)	(30)	47	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		10,000	0	0	0	13	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	1,136	1,499	64	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	67,300	0	(41)	(41)	10	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028		37,800	0	56	56	8	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	45	45	6	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	168	168	23	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	112	112	16	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	68	68	9	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	118	118	16	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	119	119	16	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	120	120	16	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	132	132	17	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	56	56	8	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	139	139	20	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	58	58	8	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	60	60	8	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	66	66	8	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	108	108	16	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	112	112	16	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	33	33	5	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	33	33	14	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	33	33	14	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	33	33	13	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	34	34	13	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		32,900	0	36	36	13	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	37	37	13	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	113	113	40	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	55	55	19	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	248	248	69	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(143)	(57)	0	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,663)	(1,039)	32	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		36,400	375	(1,095)	(720)	156	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	(644)	(692)	246	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	(1,623)	(1,939)	666	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(852)	(555)	186	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		336,500	4,925	(13,694)	(8,769)	2,939	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036	CZK	15,900	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	17,400	(41)	412	371	41	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	418	387	37	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		15,100	(25)	278	253	41	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	279	257	40	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(21)	298	277	29	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(122)	(142)	0	(40)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		16,700	(34)	116	82	0	(65)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		708,060	(1,654)	(14,991)	(16,645)	3,540	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	(245)	(1,241)	275	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	454	417	62	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	(136)	(166)	68	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	(144)	(175)	68	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	29	1	71	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	355	313	0	(117)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(611)	(632)	65	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(481)	(505)	72	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	(422)	(447)	75	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(341)	(366)	78	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		9,500	(33)	331	298	0	(77)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		10,000	(38)	341	303	0	(81)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		26,000	(102)	875	773	0	(208)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		34,150	(667)	(575)	(1,242)	302	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	8,986	9,952	0	(105)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,244	2,115	0	(25)
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	32,579	36,564	353	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	149

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(7)	6-Month EUR-EURIBOR	3.000%	Annual	09/16/2056	EUR	81,310	$1,368	$681	$2,049	$0	$(907)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	131	131	13	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	94	94	9	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	207	207	18	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	212	212	18	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	570	570	52	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,274)	(1,280)	0	(68)
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(1,164)	(1,136)	0	(63)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(2,021)	(2,183)	0	(122)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,583)	(1,626)	0	(82)
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,729)	(2,799)	0	(157)

							$41,965	$360,353	$402,318	$18,695	$(13,595)

Total Swap Agreements							$45,120	$361,846	$406,966	$19,476	$(13,602)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$10,675	$19,476	$30,151	$(431)	$(3,696)	$(13,602)	$(17,729)

(o)

Securities with an aggregate market value of 324,616 and cash of $27,472 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation asset of $173 and liablity of $(4) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	110,411	$80,604	$1,231	$0
	04/2026	NZD	65,506	39,263	1,620	0
	04/2026	SGD	112	89	1	0

BOA	04/2026	BRL	38,296	7,342	0	(51)
	04/2026	CNH	25,861	3,748	0	(6)
	04/2026	EUR	85,964	100,129	768	0
	04/2026	INR	941,351	10,025	84	0
	04/2026	JPY	2,256,280	14,142	0	(75)

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	KRW	2,828,998		$1,933	$52	$0
	04/2026	MXN	8,691		478	0	(7)
	04/2026	NZD	75,495		44,979	1,596	0
	04/2026	PLN	20,259		5,478	20	0
	04/2026	SGD	31		24	0	0
	04/2026		$7,313	BRL	38,296	81	0
	04/2026		14	CAD	19	0	0
	04/2026		1,309	CNH	9,028	1	0
	04/2026		4,837	GBP	3,629	0	(34)
	04/2026		10,025	INR	943,035	10	0
	04/2026		1	JPY	200	0	0
	04/2026		1,369	MXN	25,230	38	0
	04/2026	ZAR	780,163		$45,338	0	(705)
	05/2026		$14,141	JPY	2,249,485	75	0
	05/2026	ZAR	161,757		$9,357	0	(168)
	06/2026	ILS	32,179		10,416	159	0
	06/2026	MXN	132,318		7,381	44	0
	06/2026		$410	BRL	2,174	4	0
	06/2026		1,828	ILS	5,702	0	(11)
	07/2026	BRL	12,000		$2,074	0	(196)
	08/2026	ZAR	232,343		13,294	0	(292)
	09/2026	COP	66,659,138		16,896	0	(579)
	10/2026	BRL	28,300		5,178	0	(59)
	10/2026	ZAR	32,498		1,990	102	0
	11/2026		6,331		353	0	(15)
	01/2027	PEN	32,612		9,575	338	0
	01/2027	ZAR	392,318		23,861	1,254	0

BPS	04/2026	AUD	6,626		4,715	143	0
	04/2026	BRL	468,910		87,601	0	(2,925)
	04/2026	CAD	586,413		432,987	11,309	0
	04/2026	CNH	8,696		1,264	2	0
	04/2026	GBP	13,086		17,355	35	0
	04/2026	ILS	31,824		10,307	183	0
	04/2026	KRW	13,342,728		8,954	91	(11)
	04/2026	PLN	7,790		2,093	0	(5)
	04/2026	THB	990,370		30,661	607	(13)
	04/2026	TRY	6,539		143	0	(1)
	04/2026		$19,788	AUD	28,163	0	(357)
	04/2026		88,986	BRL	468,910	1,539	0
	04/2026		45,164	IDR	764,200,741	3	(149)
	04/2026		7,594	ILS	24,052	57	0
	04/2026		5,993	INR	553,673	0	(146)
	04/2026		1,861	JPY	296,800	9	0
	04/2026		5,233	KRW	7,815,622	11	(46)
	04/2026		16,335	PLN	58,893	0	(471)
	04/2026		10	THB	315	0	0
	04/2026		24,895	TWD	795,724	4	(62)
	04/2026	ZAR	263,054		$15,533	9	0
	05/2026	ILS	24,025		7,594	0	(57)
	05/2026	INR	1,981,756		20,945	0	(86)
	05/2026	TWD	454,925		14,118	0	(63)
	05/2026		$9,610	BRL	50,486	78	0
	05/2026		10,494	IDR	178,618,821	26	0
	05/2026		2,862	KWD	872	0	(42)
	05/2026		2,088	THB	68,546	0	(4)
	05/2026	ZAR	146,877		$8,303	0	(355)
	06/2026	IDR	58,602,441		3,482	37	0
	06/2026		$7,180	BRL	38,155	89	0
	06/2026		5,527	IDR	93,329,609	0	(39)
	06/2026		2,070	KWD	632	0	(26)
	07/2026	BRL	443,100		$77,946	0	(5,869)
	07/2026		$1,287	KWD	393	0	(16)
	10/2026	BRL	189,300		$34,532	0	(503)
	10/2026	ZAR	24,231		1,349	0	(59)
	06/2027		$1,003	KWD	304	0	(15)
	05/2029	KWD	4,290		$14,750	705	0
	07/2029		573		1,970	94	0
	05/2030		3,223		11,100	505	0
	08/2030		1,339		4,514	109	0
	01/2031		4,838		16,306	357	0

BRC	04/2026	CAD	155		112	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	151

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	TRY	2,809,055		$60,956	$0	$(1,012)
	04/2026		$1,448	NZD	2,503	0	(10)
	04/2026		5,210	PLN	18,746	0	(160)
	04/2026		10,364	SEK	94,034	0	(431)
	04/2026		6	THB	187	0	0
	04/2026		133,183	TRY	6,032,790	1,259	0
	04/2026		30,386	ZAR	497,263	0	(1,039)
	04/2026	ZAR	229,318		$13,057	0	(475)
	05/2026	CHF	17,409		21,841	0	(8)
	05/2026	TRY	891,089		19,134	0	(103)
	05/2026		$112	CAD	155	0	0
	05/2026		4,985	TRY	231,049	7	0
	06/2026	ILS	384		$125	2	0
	07/2026	ZAR	345,961		19,554	0	(717)

BSH	04/2026	BRL	389,600		70,723	0	(4,491)
	04/2026	JPY	12,160,668		76,174	0	(451)
	04/2026		$75,019	BRL	389,600	196	0
	04/2026		11,161	GBP	8,384	0	(64)
	04/2026		76,768	NZD	132,978	0	(352)
	04/2026		17,314	PLN	62,625	0	(444)
	05/2026	GBP	8,384		$11,160	64	0
	05/2026	NZD	132,978		76,854	358	0
	05/2026		$76,174	JPY	12,124,030	448	0
	06/2026	PEN	100,050		$29,546	911	0
	07/2026	BRL	96,000		16,465	0	(1,694)
	07/2026	PEN	46,338		13,731	492	0
	10/2026	BRL	415,500		76,696	0	(205)

CBK	04/2026	AUD	7,043		4,962	102	0
	04/2026	CNH	8,714		1,263	0	(3)
	04/2026	EUR	32,170		37,341	157	0
	04/2026	GBP	20,240		27,060	271	0
	04/2026	INR	7,184,487		76,872	999	0
	04/2026	NOK	36,695		3,778	2	(14)
	04/2026	PEN	1,855		544	11	0
	04/2026	SEK	29,115		3,122	46	0
	04/2026	THB	743		24	1	0
	04/2026	TWD	40,582		1,273	5	0
	04/2026		$2,652	AUD	3,744	0	(69)
	04/2026		3,942	CNH	27,168	2	0
	04/2026		14,405	EUR	12,448	0	(17)
	04/2026		21,737	GBP	16,338	0	(112)
	04/2026		179,524	INR	16,553,519	155	(4,284)
	04/2026	ZAR	30,554		$1,796	0	(8)
	05/2026		$2,460	AUD	3,589	16	0
	05/2026		3,470	GBP	2,626	6	0
	05/2026		0	JPY	3	0	0
	06/2026	IDR	339,919		$20	0	0
	06/2026	ILS	8,636		2,801	49	0
	06/2026		$2,827	IDR	47,500,467	0	(34)
	06/2026		37,657	MXN	665,919	0	(720)
	08/2026	PEN	43,654		$12,111	0	(347)
	09/2026	CLP	1,993,447		2,227	74	0
	09/2026	COP	170,262,710		42,890	0	(1,745)
	09/2026	PEN	14,189		4,103	60	0
	09/2026		$2,751	MXN	49,210	0	(44)
	10/2026	PEN	26,608		$7,840	269	0
	01/2027		11,807		3,464	121	0

DUB	04/2026	CNH	59,805		8,648	0	(35)
	04/2026	ILS	64,210		20,743	314	0
	04/2026	INR	2,863,230		30,395	198	(40)
	04/2026		$73,235	AUD	106,756	422	0
	04/2026		17,940	CNH	122,912	0	(95)
	04/2026		33,290	INR	3,137,979	222	(157)
	04/2026		132,394	SGD	169,120	0	(855)
	04/2026		9,196	THB	300,356	0	(79)
	05/2026	AUD	106,756		$73,207	0	(422)
	05/2026	SGD	168,741		132,394	848	0
	05/2026		$8,648	CNH	59,660	36	0
	06/2026	THB	299,744		$9,196	51	0
	06/2026		$29,094	MXN	508,477	0	(898)

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	ZAR	962		$54	$0	$(2)
	08/2026	PEN	34,116		10,101	369	0

FAR	04/2026	AUD	48,931		34,678	918	0
	04/2026	CAD	550,941		406,421	10,268	0
	04/2026	CHF	23,340		30,241	1,052	0
	04/2026	GBP	7,932		10,719	220	0
	04/2026	JPY	14,929,991		93,546	0	(528)
	04/2026	SGD	19		15	0	0
	04/2026		$28,859	JPY	4,509,057	0	(447)
	04/2026		5,786	PLN	20,879	0	(161)
	04/2026		714	SGD	913	0	(4)
	05/2026	ILS	39,957		$12,626	0	(99)
	05/2026	SGD	911		714	4	0
	05/2026		$93,546	JPY	14,884,893	523	0
	06/2026	ILS	22,905		$7,430	130	0
	06/2026		$10,310	MXN	179,613	0	(350)
	09/2026		2,233		39,427	0	(64)

GLM	04/2026	BRL	810,795		$144,928	0	(11,601)
	04/2026	ILS	31,055		9,990	107	0
	04/2026	INR	94,342		1,034	38	0
	04/2026	SGD	13,189		10,382	123	0
	04/2026		$154,541	BRL	810,795	1,988	0
	04/2026		3,510	CNH	24,103	0	(11)
	04/2026		1,206	IDR	20,372,920	0	(5)
	04/2026		6,181	INR	571,971	0	(141)
	04/2026		11,651	MXN	214,851	329	0
	04/2026		5,110	THB	167,694	0	(20)
	05/2026		191,254	BRL	1,031,250	6,627	0
	06/2026	BRL	9		$2	0	0
	06/2026	IDR	60,271,114		3,575	31	0
	06/2026	MXN	26,195		1,470	17	0
	06/2026	PEN	15,790		4,502	0	(18)
	06/2026	THB	167,396		5,110	3	0
	06/2026		$1,226	BRL	6,526	17	0
	06/2026		6,226	IDR	105,376,861	0	(31)
	06/2026		8,555	MXN	148,782	0	(305)
	07/2026	BRL	1,022,700		$181,527	0	(11,923)
	07/2026		$25,517	BRL	137,322	458	0
	08/2026	PEN	59,227		$17,568	653	0
	08/2026	ZAR	212,222		11,905	0	(515)
	10/2026	BRL	290,000		50,822	0	(2,851)

IND	04/2026	EUR	258,609		305,362	6,448	0

JPM	04/2026	BRL	125,600		24,064	0	(184)
	04/2026	CNH	80,114		11,582	0	(49)
	04/2026	EUR	3,999		4,592	0	(30)
	04/2026	INR	1,489,549		15,843	112	0
	04/2026	PLN	43,982		11,979	151	(20)
	04/2026	SGD	156,670		124,318	2,462	0
	04/2026		$23,776	BRL	125,600	472	0
	04/2026		31,249	EUR	26,623	0	(476)
	04/2026		15,856	INR	1,493,283	35	0
	04/2026		4,297	MXN	79,177	119	0
	04/2026		2,224	NOK	21,310	0	(23)
	04/2026		3,238	NZD	5,520	0	(66)
	04/2026		113,610	ZAR	1,912,191	317	(1,074)
	04/2026	ZAR	266,994		$15,776	38	(19)
	05/2026	AUD	9,240		6,333	0	(40)
	05/2026		$9,094	CNH	62,772	43	0
	05/2026		11	JPY	1,685	0	0
	05/2026		31,158	MXN	558,526	0	(115)
	06/2026	ILS	21,368		$6,915	105	0
	06/2026	MXN	158,524		8,836	46	0
	06/2026		$62	IDR	1,052,580	0	(1)
	06/2026		1,742	ILS	5,410	0	(18)
	07/2026	BRL	496,700		$88,493	0	(5,461)
	10/2026		53,700		9,778	0	(161)
	11/2026	ZAR	315,731		18,014	0	(298)

MBC	04/2026	AUD	10,261		7,158	79	0
	04/2026	CHF	3,202		4,051	47	0
	04/2026	EUR	4,960		5,743	10	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	153

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	JPY	4,799,872		$30,016	$0	$(228)
	04/2026	KRW	13,026,547		8,901	239	0
	04/2026	NOK	6,934		714	0	(2)
	04/2026	SEK	69,455		7,432	96	0
	04/2026	THB	292,722		9,189	301	0
	04/2026		$9,116	AUD	13,106	0	(74)
	04/2026		8,267	CHF	6,502	0	(136)
	04/2026		4,470	EUR	3,882	17	0
	04/2026		12,841	GBP	9,591	0	(147)
	04/2026		38,541	JPY	6,016,738	18	(647)
	04/2026		3,531	MXN	65,179	103	0
	04/2026		2,540	NOK	24,296	3	(34)
	05/2026	EUR	17,693		$20,370	0	(112)
	05/2026	GBP	9,304		12,316	1	0
	05/2026	NOK	3,057		312	0	(3)
	05/2026		$3,159	EUR	2,751	25	0
	05/2026		30,016	JPY	4,785,369	227	0
	05/2026	ZAR	64,209		$3,693	0	(90)
	06/2026	MXN	16,790		930	0	(1)
	10/2026	ZAR	22,228		1,249	0	(45)

MYI	04/2026	CZK	10,092		474	0	(2)
	04/2026	INR	2,632		28	0	0
	04/2026	PLN	4,214		1,191	56	0
	04/2026		$28	INR	2,620	0	0
	04/2026		14	JPY	2,211	0	0
	06/2026	IDR	883,845		$53	1	0

NGF	04/2026	NOK	1,980		206	1	0
	04/2026		$19,905	TRY	912,810	581	0
	05/2026		8,480		392,702	0	(2)

SCX	04/2026	PEN	28,175		$8,261	171	0
	04/2026	SGD	12		10	0	0
	04/2026	THB	25,374		797	27	0
	04/2026		$90,996	CAD	125,985	0	(428)
	04/2026		4,425	GBP	3,316	0	(36)
	04/2026		17,817	INR	1,622,577	0	(681)
	04/2026		23,962	JPY	3,741,094	0	(389)
	04/2026		4,461	PLN	16,140	0	(113)
	04/2026		851	TWD	27,162	0	(2)
	05/2026	CAD	125,811		$90,996	425	0
	06/2026		$13,941	IDR	235,365,047	0	(103)
	11/2026	NGN	810,367		$501	0	(41)

SOG	04/2026	EUR	25,028		29,613	684	0
	04/2026		$3,330	CHF	2,571	0	(115)
	04/2026		424,415	EUR	367,777	680	0
	04/2026		125,706	JPY	19,559,482	0	(2,462)
	04/2026		475	SEK	4,544	4	0
	05/2026	EUR	367,777		$425,079	0	(664)
	05/2026	SEK	4,536		476	0	(5)
	06/2026	EGP	20,403		376	22	0
	06/2026	ILS	16,043		5,199	85	0
	06/2026	PEN	94,476		28,048	1,002	0
	07/2026		7,781		2,298	73	0

SSB	04/2026	AUD	78,909		56,153	1,710	0
	04/2026	PLN	4		1	0	0
	04/2026		$147	JPY	22,927	0	(3)
	06/2026	COP	84,776,284		$21,931	0	(770)

UAG	04/2026	PLN	20,202		5,490	48	0
	04/2026	TRY	515,791		11,160	0	(198)
	04/2026		$32,581	PLN	117,258	0	(994)
	05/2026	TRY	80,066		$1,720	0	(10)
	06/2026	COP	360,494,439		93,710	0	(2,822)
	06/2026	ILS	26,143		8,458	125	0
	06/2026	MXN	21,413		1,193	6	0
	06/2026		$1,498	MXN	26,572	0	(25)

Total Forward Foreign Currency Contracts						$72,744	$(83,647)

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$759
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	7,932

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	520
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	5,041

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	110
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	4,073
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	606
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	4,442

Total Purchased Options							$18,118	$23,483

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Call - OTC USD versus TRY	TRY	49.510	04/15/2026	34,500	$(550)	$(90)
	Call - OTC USD versus TRY		49.650	04/17/2026	51,400	(791)	(176)
	Call - OTC USD versus TRY		49.650	04/21/2026	17,100	(253)	(80)
	Call - OTC USD versus TRY		49.600	04/24/2026	8,600	(128)	(48)
	Call - OTC USD versus TRY		49.990	05/01/2026	17,200	(260)	(136)

						$(1,982)	$(530)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540%	04/16/2026	15,600	$(33)	$(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	15,600	(32)	(58)

							$(65)	$(60)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	$(886)	$(373)

MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(621)

NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(898)

FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	0

MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(1)

NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(1)

						$(11,902)	$(1,894)

Total Written Options						$(13,949)	$(2,484)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.600%	$600	$(6)	$14	$8	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	3,100	(136)	143	7	0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	1,000	(48)	48	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	200	(18)	17	0	(1)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	2,300	(106)	109	3	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600	900	(14)	25	11	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.887	380	(25)	(4)	0	(29)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	155

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
CBK	Colombia Government International Bonds	1.000%	Quarterly	06/20/2027	1.040%			$600	$(22)	$22	$0	$0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387			9,400	(47)	120	73	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	-	♦		4,282	0	24	24	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			400	(18)	19	1	0

GST	Brazil Government International Bonds	1.000	Quarterly	06/20/2026	0.485			4,300	(145)	151	6	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			1,100	(40)	40	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			500	(45)	43	0	(2)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478			3,700	517	(310)	207	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.332			500	2	1	3	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			1,500	(20)	39	19	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			4,800	(131)	189	58	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			600	(6)	11	5	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		JPY	13,300	(7)	1	0	(6)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.662			$8,400	(71)	61	0	(10)

JPM	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869			100	(5)	5	0	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			200	(8)	8	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			4,500	(54)	110	56	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			1,000	(29)	41	12	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329			900	(7)	9	2	0
	Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738		JPY	13,300	(7)	1	0	(6)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.887			$2,400	(153)	(31)	0	(184)

MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.610			38,300	(2,372)	2,564	192	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040			2,800	(123)	123	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208			3,100	(276)	266	0	(10)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.600			900	(15)	26	11	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.663			2,600	(67)	98	31	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369			2,900	8	6	14	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445			1,300	(4)	13	9	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581			900	(17)	25	8	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669			3,700	(39)	72	33	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728			28,400	(1,243)	1,308	65	0

									$(4,797)	$5,407	$858	$(248)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	24,130	$5,485	$(656)	$4,829	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		17,490	4,021	(521)	3,500	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,360	988	(115)	873	0

GST	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	$	214,500	171	571	742	0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,049	(1,020)	843	0	(177)

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	21,610	4,948	(623)	4,325	0

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	$	3,400	(25)	36	11	0

MYI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	0	234	234	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	0	649	649	0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,382	0	(21)	0	(21)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,300	0	4	4	0

							$14,568	$401	$15,167	$(198)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	IBXXLLTR Index	13,807	1.230% (SOFR plus a specified spread)	Maturity	06/22/2026	$	3,170	$0	$52	$52	$0
	Receive	IBXXLLTR Index	6,197	1.237% SOFR plus a specified spread)	Maturity	06/22/2026		1,400	0	0	0	0

JPM	Receive	IBXXLLTR Index	19,806	1.230% (SOFR plus a specified spread)	Maturity	06/22/2026		4,550	0	76	76	0

156	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive	IBXXLLTR Index	28,843	1.237% SOFR plus a specified spread)	Maturity	06/22/2026	$	6,600	$0	$85	$85	$0
	Receive	IBXXLLTR Index	4,097	1.237% SOFR plus a specified spread)	Maturity	06/22/2026		930	0	5	5	0
	Receive	IBXXLLTR Index	50,677	1.237% SOFR plus a specified spread)	Maturity	06/22/2026		11,510	0	63	63	0
	Receive	IBXXLLTR Index	15,011	1.237% SOFR plus a specified spread)	Maturity	09/21/2026		3,400	0	21	21	0

									$0	$302	$302	$0

Total Swap Agreements									$9,771	$6,110	$16,327	$(446)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2,852	$0	$0	$2,852	$0	$0	$0	$0	$2,852	$(2,770)	$82
BOA	4,626	0	4,844	9,470	(2,198)	0	0	(2,198)	7,272	(9,910)	(2,638)
BPS	16,002	0	3,552	19,554	(11,320)	0	(1)	(11,321)	8,233	(10,050)	(1,817)
BRC	1,268	0	14	1,282	(3,955)	0	(29)	(3,984)	(2,702)	2,923	221
BSH	2,469	0	0	2,469	(7,701)	0	0	(7,701)	(5,232)	4,557	(675)
CBK	2,346	0	946	3,292	(7,397)	0	0	(7,397)	(4,105)	5,281	1,176
DUB	2,460	8,691	25	11,176	(2,583)	0	0	(2,583)	8,593	(1,670)	6,923
FAR	13,115	0	0	13,115	(1,653)	(373)	0	(2,026)	11,089	(11,620)	(531)
GLM	10,391	5,561	0	15,952	(27,421)	0	0	(27,421)	(11,469)	15,274	3,805
GST	0	0	1,040	1,040	0	0	(195)	(195)	845	(1,160)	(315)
IND	6,448	0	0	6,448	0	0	0	0	6,448	(8,830)	(2,382)
JPM	3,900	0	4,471	8,371	(8,035)	0	(190)	(8,225)	146	(23)	123
MBC	1,166	0	0	1,166	(1,519)	0	0	(1,519)	(353)	216	(137)
MEI	0	0	11	11	0	0	0	0	11	0	11
MYC	0	9,231	537	9,768	0	(682)	(10)	(692)	9,076	(1,540)	7,536
MYI	57	0	883	940	(2)	0	(21)	(23)	917	(830)	87
NGF	582	0	0	582	(2)	(899)	0	(901)	(319)	519	200
SAL	0	0	4	4	0	0	0	0	4	0	4
SCX	623	0	0	623	(1,793)	0	0	(1,793)	(1,170)	1,440	270
SOG	2,550	0	0	2,550	(3,246)	0	0	(3,246)	(696)	1,019	323
SSB	1,710	0	0	1,710	(773)	0	0	(773)	937	(1,092)	(155)
UAG	179	0	0	179	(4,049)	(530)	0	(4,579)	(4,400)	4,553	153

Total Over the Counter	$72,744	$23,483	$16,327	$112,554	$(83,647)	$(2,484)	$(446)	$(86,577)

(q)

Securities with an aggregate market value of $35,782 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10,675	$10,675
Swap Agreements	0	781	0	0	18,695	19,476

	$0	$781	$0	$0	$29,370	$30,151

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$72,744	$0	$72,744
Purchased Options	0	0	0	0	23,483	23,483
Swap Agreements	0	16,025	0	0	302	16,327

	$0	$16,025	$0	$72,744	$23,785	$112,554

	$0	$16,806	$0	$72,744	$53,155	$142,705

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$431	$431
Futures	0	0	0	0	3,696	3,696
Swap Agreements	0	7	0	0	13,595	13,602

	$0	$7	$0	$0	$17,722	$17,729

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$83,647	$0	$83,647
Written Options	0	0	0	530	1,954	2,484
Swap Agreements	0	446	0	0	0	446

	$0	$446	$0	$84,177	$1,954	$86,577

	$0	$453	$0	$84,177	$19,676	$104,306

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,236	$4,236
Futures	0	0	0	0	53,658	53,658
Swap Agreements	0	17,089	0	0	146,266	163,355

	$0	$17,089	$0	$0	$204,160	$221,249

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(83,736)	$0	$(83,736)
Purchased Options	0	0	0	(1,410)	0	(1,410)
Written Options	0	1,014	0	889	5,395	7,298
Swap Agreements	0	6,862	0	0	(1,189)	5,673

	$0	$7,876	$0	$(84,257)	$4,206	$(72,175)

	$0	$24,965	$0	$(84,257)	$208,366	$149,074

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(27)	$(27)
Futures	0	0	0	0	(78,274)	(78,274)
Swap Agreements	0	(5,359)	0	0	(78,868)	(84,227)

	$0	$(5,359)	$0	$0	$(157,169)	$(162,528)

158	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,109)	$0	$(3,109)
Purchased Options	0	0	0	0	1,646	1,646
Written Options	0	(91)	0	1,134	3,378	4,421
Swap Agreements	0	1,840	0	0	584	2,424

	$0	$1,749	$0	$(1,975)	$5,608	$5,382

	$0	$(3,610)	$0	$(1,975)	$(151,561)	$(157,146)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$156,180	$301,164	$457,344
Corporate Bonds & Notes
Banking & Finance	0	1,038,237	28,648	1,066,885
Industrials	0	831,306	50,800	882,106
Utilities	0	211,575	0	211,575
Convertible Bonds & Notes
Banking & Finance	0	253	0	253
Industrials	0	11,480	0	11,480
U.S. Government Agencies	0	11,348,513	0	11,348,513
U.S. Treasury Obligations	0	1,267,623	0	1,267,623
Non-Agency Mortgage-Backed Securities	0	2,183,167	221,231	2,404,398
Asset-Backed Securities
Automobile ABS Other	27,799	26,641	0	54,440
Automobile Sequential	0	771,165	0	771,165
CMBS Other	0	14,377	0	14,377
Home Equity Other	0	702,948	0	702,948
Home Equity Sequential	0	8,138	0	8,138
Manufacturing House ABS Other	0	9,056	0	9,056
Manufacturing House Sequential	0	632	0	632
Whole Loan Collateral	0	76,481	0	76,481
Other ABS	0	1,036,747	469,844	1,506,591
Sovereign Issues	0	1,769,248	0	1,769,248
Common Stocks
Communication Services	6,340	0	6,561	12,901
Financials	3	744	0	747
Health Care	0	0	13,982	13,982
Industrials	0	0	1,133	1,133
Real Estate	0	34	0	34
Warrants
Communication Services	0	12	0	12
Preferred Securities
Banking & Finance	0	0	45	45
Short-Term Instruments
Commercial Paper	14,967	806,141	0	821,108
Mutual Funds	12,431	0	0	12,431

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Repurchase Agreements	$0	$1,545,200	$0	$1,545,200
Short-Term Notes	0	62,433	0	62,433
Egypt Treasury Bills	0	743	0	743
Nigeria Treasury Bills	0	45,159	0	45,159
South Africa Treasury Bills	0	132,329	0	132,329
Turkey Treasury Bills	0	5,561	0	5,561
U.S. Treasury Bills	0	5,432	0	5,432

	$61,540	$24,067,555	$1,093,408	$25,222,503

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,761,093	$0	$0	$3,761,093

Total Investments	$3,822,633	$24,067,555	$1,093,408	$28,983,596

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(349,928)	$0	$(349,928)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,309	24,842	0	30,151
Over the counter	0	112,530	24	112,554

	$5,309	$137,372	$24	$142,705

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,379)	(15,350)	0	(17,729)
Over the counter	0	(86,577)	0	(86,577)

	$(2,379)	$(101,927)	$0	$(104,306)

Total Financial Derivative Instruments	$2,930	$35,445	$24	$38,399

Totals	$3,825,563	$23,753,072	$1,093,432	$28,672,067

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)	March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Loan Participations and Assignments	$192,980	$198,955	$(97,777)	$446	$194	$279	$6,087	$0	$301,164	$4,434
Corporate Bonds & Notes
Banking & Finance	25,527	2,574	(33)	0	2	(183)	761	0	28,648	(214)
Industrials	40,597	10,600	(313)	(1)	0	265	0	(348)	50,800	261
Non-Agency Mortgage-Backed Securities	12,668	216,114	(953)	59	0	5,648	0	(12,305)	221,231	5,153
Asset-Backed Securities
Other ABS	65,792	463,032	(62,707)	10	(1,491)	5,208	0	0	469,844	5,168
Common Stocks
Communication Services	672	0	(97)	0	56	5,930	0	0	6,561	6,012
Financials	12,551	0	(13,170)	0	(12,257)	12,876	0	0	0	0
Health Care	14,865	0	0	0	0	(883)	0	0	13,982	(883)
Industrials	809	1,332	(974)	0	15	(49)	0	0	1,133	(49)
Warrants
Financials	9	0	(53)	0	(6,212)	6,256	0	0	0	0
Preferred Securities
Banking & Finance	0	42	0	0	0	3	0	0	45	3

	$366,470	$892,649	$(176,077)	$514	$(19,693)	$35,350	$6,848	$(12,653)	$1,093,408	$19,885

Financial Derivative Instruments - Assets
Over the counter	$117	$0	$(45)	$0	$0	$(48)	$0	$0	$24	$(48)

Totals	$366,587	$892,649	$(176,122)	$514	$(19,693)	$35,302	$6,848	$(12,653)	$1,093,432	$19,837

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$48,511	Comparable Companies	EBITDA Multiple	X	16.360	—
	209,684	Discounted Cash Flow	Discount Rate		4.270-9.745	6.220
	36,846	Recent Transaction	Purchase Price		96.000-100.000	98.924
	6,123	Third Party Vendor	Broker Quote		43.500-92.625	92.338
Corporate Bonds & Notes
Banking & Finance	27,887	Discounted Cash Flow	Discount Rate		4.774-6.918	6.304
	761	Indicative Market Quotation	Broker Quote		7.500	—
Industrials	50,800	Discounted Cash Flow	Discount Rate		4.871-7.020	5.477
Non-Agency Mortgage-Backed Securities	37,346	Proxy Pricing	Base Price		98.879	—
	183,885	Recent Transaction	Purchase Price		96.645-100.212	98.863
Asset-Backed Securities
Other ABS	130,075	Discounted Cash Flow	Discount Rate		5.327-25.000	7.249
	310,396	Proxy Pricing	Base Price		89.291-100.000	98.635
	29,373	Recent Transaction	Purchase Price		100.00-100.092	100.063

Common Stocks
Communication Services	5,589	Indicative Market Quotation	Broker Quote		$15.000	—
	972	Reference Instrument	Liquidity Discount		12.000	—
Health Care	13,982	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	741	Indicative Market Quotation	Broker Quote		$0.594-23.000	22.632
	392	Indicative Market Quotation	Broker Quote	EUR	16.000	—
Preferred Securities
Banking & Finance	45	Discounted Cash Flow	Discount Rate		11.900	—

Financial Derivative Instruments - Assets
Over the counter	24	Indicative Market Quotation	Broker Quote		0.191	—

Total	$1,093,432

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

160	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

CORPORATE BONDS & NOTES 60.5%

BANKING & FINANCE 49.3%

ABN AMRO Bank NV
5.750% due 09/22/2033 •(d)(e)(g)	EUR	400	$454
6.875% due 09/22/2031 •(d)(e)		2,800	3,423

African Development Bank
5.875% due 05/07/2035 •(d)(e)		$2,000	1,945

AIB Group PLC
6.000% due 07/14/2031 •(d)(e)	EUR	2,000	2,304
7.125% due 10/30/2029 •(d)(e)(g)		3,200	3,863

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(a)(e)		$5,000	300

ASR Nederland NV
6.500% due 04/02/2035 •(d)(e)	EUR	3,500	4,127

Aviva PLC
7.750% due 09/30/2032 •(d)(e)	GBP	400	539

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(d)(e)	EUR	1,800	2,178
8.375% due 06/21/2028 •(d)(e)		3,800	4,694
9.375% due 03/19/2029 •(d)(e)		$1,200	1,297

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(d)(e)		8,600	8,907

Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		2,400	2,586
9.625% due 05/21/2033 •(d)(e)		7,000	8,085

Bank of Ireland Group PLC
6.375% due 03/10/2030 •(d)(e)	EUR	2,450	2,857

Bank of Montreal
7.300% due 11/26/2084 •(e)		$700	717

Bank of Nova Scotia
6.875% due 10/27/2085 •(e)		600	590
8.000% due 01/27/2084 •(e)		700	733

Barclays PLC
6.125% due 12/15/2035 •(d)(e)	EUR	2,500	2,761
8.375% due 09/15/2031 •(d)(e)	GBP	2,600	3,521
8.500% due 06/15/2030 •(d)(e)		6,100	8,285
9.625% due 12/15/2029 •(d)(e)		$4,500	4,911

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(e)		3,500	3,623
8.125% due 01/08/2039 •(e)		5,600	5,901

BNP Paribas Cardif SA
6.000% due 11/07/2035 •(d)(e)	EUR	7,100	7,951

BNP Paribas SA
5.625% due 02/16/2033 •(d)(e)		3,000	3,276
8.000% due 08/22/2031 •(d)(e)		$10,200	10,630

CaixaBank SA
7.500% due 01/16/2030 •(d)(e)	EUR	1,800	2,228

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(e)		$3,200	3,195
7.000% due 10/28/2085 •(e)		6,100	6,169

Commerzbank AG
6.500% due 10/09/2029 •(d)(e)	EUR	400	477
6.625% due 10/09/2032 •(d)(e)		2,800	3,309
7.875% due 10/09/2031 •(d)(e)		2,800	3,515

Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		7,200	7,975
4.875% due 06/29/2029 •(d)(e)		3,000	3,432

Corebridge Financial, Inc.
6.375% due 09/15/2054 •(g)		$700	688

Credit Agricole Assurances SA
6.250% due 06/17/2035 •(d)(e)	EUR	2,200	2,567

Credit Agricole SA
5.875% due 03/23/2035 •(d)(e)		1,900	2,172
7.250% due 09/23/2028 •(d)(e)		800	970

Credit Suisse AG AT1 Claim		$58,550	20,493

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(d)		3,200	3,220

Danske Bank AS
6.600% due 03/25/2033 •(d)(e)		1,200	1,171

Deutsche Bank AG
7.125% due 10/30/2030 •(d)(e)	EUR	2,400	2,822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 10/30/2031 •(d)(e)	EUR	1,600	$1,916
8.125% due 10/30/2029 •(d)(e)		3,200	3,886
10.000% due 12/01/2027 •(d)(e)		4,200	5,176

DNB Bank ASA
7.375% due 05/30/2029 •(d)(e)		$5,200	5,320

Equitable Holdings, Inc.
6.700% due 03/28/2055 •(g)		2,000	2,025

Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	5,400	6,143
8.500% due 10/15/2028 •(d)(e)		2,000	2,498

Global Atlantic Fin Co.
7.250% due 03/01/2056 •		$2,000	1,887
7.950% due 10/15/2054 •(g)		3,250	3,132

Groupe des Assurances du Credit Mutuel SADIR
5.000% due 10/30/2044 •	EUR	600	710

HSBC Holdings PLC
6.750% due 03/24/2031 •(d)(e)		$1,900	1,880
6.875% due 09/11/2029 •(d)(e)		900	907
6.950% due 03/11/2034 •(d)(e)(g)		2,200	2,206

ING Groep NV
8.000% due 05/16/2030 •(d)(e)		7,700	8,117

Intesa Sanpaolo SpA
9.125% due 09/07/2029 •(d)(e)	EUR	7,800	10,066

KBC Group NV
6.250% due 09/17/2031 •(d)(e)		600	705
8.000% due 09/05/2028 •(d)(e)		6,400	7,903

La Mondiale SAM
6.750% due 01/17/2034 •(d)(e)		1,900	2,250

Legal & General Group PLC
5.250% due 03/21/2047 •		$3,600	3,598

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		5,500	5,374
4.300% due 02/01/2061		4,300	2,693

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(d)(e)	GBP	2,400	3,248
8.500% due 03/27/2028 •(d)(e)		6,600	9,078

MetLife, Inc.
5.850% due 03/15/2056 •		$1,200	1,178
6.350% due 03/15/2055 •		2,000	2,030

Nationwide Building Society
5.750% due 06/20/2027 •(d)(e)	GBP	200	263
7.875% due 12/20/2031 •(d)(e)		1,500	1,998

NatWest Group PLC
5.125% due 05/12/2027 •(d)(e)		2,300	2,998
7.500% due 02/28/2032 •(d)(e)		6,000	7,905
7.625% due 09/30/2035 •(d)(e)(g)		1,500	1,966
8.125% due 11/10/2033 •(d)(e)		$3,700	4,007

Nippon Life Insurance Co.
6.500% due 04/30/2055 •(g)		5,700	5,893

NN Group NV
5.750% due 09/11/2034 •(d)(e)	EUR	3,400	3,833

Prudential Financial, Inc.
6.000% due 09/01/2052 •		$8,600	8,624

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 •		700	700

RLGH Finance Bermuda Ltd.
6.875% due 05/19/2032 •(d)(e)		2,400	2,343

Royal Bank of Canada
6.750% due 08/24/2085 •(e)		3,900	3,917
7.500% due 05/02/2084 •(e)		8,800	9,019

Societe Generale SA
7.125% due 07/15/2035 •(d)(e)(g)		1,200	1,154
9.375% due 11/22/2027 •(d)(e)		900	942
10.000% due 11/14/2028 •(d)(e)		3,400	3,674

Standard Chartered PLC
7.000% due 11/14/2035 •(d)(e)		1,700	1,669

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)(e)(g)		1,000	984
4.375% due 03/01/2027 •(d)(e)		1,400	1,377

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •(g)		1,200	1,216

Textron Financial Corp.
5.649% (TSFR3M + 1.997%) due 02/15/2067 ~		5,842	5,248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)		$2,000	$2,042
8.125% due 10/31/2082 •(e)		7,900	8,155

UBS Group AG
9.250% due 11/13/2028 •(d)(e)		800	853
9.250% due 11/13/2033 •(d)(e)		11,800	13,294

USB Realty Corp.
5.081% (US0003M + 1.147%) due 01/15/2027 ~(d)		6,567	5,789

			358,650

INDUSTRIALS 2.9%

Beignet Investor LLC
6.581% due 05/30/2049		4,370	4,496

CVS Health Corp.
7.000% due 03/10/2055 •		1,500	1,547

Enbridge, Inc.
8.500% due 01/15/2084 •(g)		1,759	1,980

Energy Transfer LP
6.500% due 02/15/2056 •(g)		1,600	1,582

South Jersey Industries, Inc.
5.020% due 04/15/2031		6,600	5,773

Southern Co.
6.000% due 04/01/2058 •		1,900	1,910

Stellantis NV
6.250% due 03/16/2031 •(d)	EUR	600	663
6.875% due 12/16/2033 •(d)		2,800	3,053

			21,004

UTILITIES 8.3%

AES Corp.
6.950% due 07/15/2055 •		$3,000	2,802

American Electric Power Co., Inc.
6.050% due 03/15/2056 •		2,800	2,776
6.950% due 12/15/2054 •		2,100	2,229

BP Capital Markets PLC
6.450% due 12/01/2033 •(d)(g)		3,100	3,225

CenterPoint Energy, Inc.
6.850% due 02/15/2055 •		2,600	2,734

CMS Energy Corp.
6.500% due 06/01/2055 •		2,000	2,037

Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,100	2,133
7.000% due 06/01/2054 •(g)		3,800	4,021

Electricite de France SA
7.375% due 06/17/2035 •(d)	GBP	700	935
9.125% due 03/15/2033 •(d)		$4,200	4,865

Emera U.S. Finance LLC
6.650% due 10/01/2056 •		1,600	1,601
6.850% due 10/01/2056 •		1,200	1,202

Eversource Energy
6.350% due 08/15/2056 •		1,200	1,184

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •(g)		4,200	4,292
6.750% due 06/15/2054 •		3,900	4,039

PacifiCorp
7.125% due 08/15/2056 •		2,500	2,362

PG&E Corp.
6.850% due 09/15/2056 •		2,500	2,471

Puget Energy, Inc.
7.000% due 09/15/2056 •		1,100	1,092

Sempra
6.375% due 04/01/2056 •		3,300	3,316
6.400% due 10/01/2054 •(g)		1,200	1,197
6.625% due 04/01/2055 •		1,400	1,404

Sierra Pacific Power Co.
6.200% due 12/15/2055 •		3,200	3,115
6.375% due 09/15/2056 •		1,200	1,191

Verizon Communications, Inc.
5.742% due 06/15/2056 •	GBP	500	640

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Xcel Energy, Inc.
5.750% due 12/03/2056 •		$4,100	$4,004

			60,867

Total Corporate Bonds & Notes (Cost $413,063)			440,521

SOVEREIGN ISSUES 0.3%

Agence France Locale
7.000% due 06/17/2031 •(d)(e)	EUR	2,000	2,606

Total Sovereign Issues (Cost $2,105)			2,606

		SHARES
PREFERRED SECURITIES 35.8%

BANKING & FINANCE 33.7%

Ally Financial, Inc.
4.700% due 05/15/2028 •(d)		2,200,000	2,038

American AgCredit Corp.
5.250% due 06/15/2026 •(d)		5,000,000	5,028

American Express Co.
3.550% due 09/15/2026 •(d)		5,350,000	5,290

Banco Santander SA
8.000% due 02/01/2034 •(d)(e)		4,600,000	4,853

Bank of America Corp.
5.875% due 03/15/2028 •(d)		18,310,000	18,364
6.625% due 05/01/2030 •(d)		7,200,000	7,383

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(d)		2,000,000	1,703

CaixaBank SA
8.250% due 03/13/2029 •(d)(e)		4,200,000	5,234

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)		2,100,000	1,945
5.000% due 12/01/2027 •(d)		4,675,000	4,605

Citigroup, Inc.
6.875% due 12/31/2099		2,000,000	2,015
6.950% due 02/15/2030 •(d)		11,200,000	11,293
7.000% due 08/15/2034 •(d)		750,000	772
7.625% due 11/15/2028 •(d)		7,200,000	7,454

CoBank ACB
7.125% due 01/01/2030 •(d)		225,000	232

Compeer Financial ACA
4.875% due 08/15/2026 •(d)		5,000,000	4,946
7.875% due 02/15/2031 •(d)		4,100,000	4,201

Cooperatieve Rabobank UA
6.500% due 12/31/2099 þ(d)		5,939,725	7,607

Corebridge Financial, Inc.
6.875% due 12/01/2030 •(d)		4,700,000	4,782

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)		10,000,000	9,926

	SHARES	MARKET VALUE (000S)

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(d)	7,000,000	$6,964
7.000% due 09/15/2030 •(d)	2,400,000	2,467
7.750% due 06/15/2029 •(d)	4,500,000	4,704

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(d)(g)	5,400,000	5,357
6.850% due 02/10/2030 •(d)	1,800,000	1,835
7.500% due 02/10/2029 •(d)	2,700,000	2,818
7.500% due 05/10/2029 •(d)	7,100,000	7,396

Huntington Bancshares, Inc.
6.250% due 10/15/2030 •(d)	4,100,000	4,034

JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	62,600	1,095
4.625% due 06/01/2026 (d)	171,000	3,270
6.500% due 04/01/2030 •(d)	15,700,000	16,121
6.875% due 06/01/2029 •(d)	5,800,000	6,038

MetLife Capital Trust IV
7.875% due 12/15/2067	8,760,000	9,479

MetLife, Inc.
4.750% due 06/15/2026 (d)	103,400	1,898

Morgan Stanley
4.875% due 07/15/2026 (d)	112,700	2,227
6.625% due 10/15/2029 (d)	129,200	3,261
7.096% (TSFR3M + 3.422%) due 06/15/2026 ~(d)	3,600,000	3,637

Nationwide Building Society
10.250% ~	35,604	6,032

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(d)	10,500,000	10,345
6.250% due 03/15/2030 •(d)	3,300,000	3,337

State Street Corp.
6.700% due 03/15/2029 •(d)	6,200,000	6,318

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(d)	82,500	2,077

Truist Financial Corp.
5.100% due 03/01/2030 •(d)	2,450,000	2,452

U.S. Bancorp
5.300% due 04/15/2027 •(d)	4,400,000	4,379

Wells Fargo & Co.
4.250% due 09/15/2026 (d)	129,900	2,241
4.750% due 06/15/2026 (d)	63,000	1,196
6.125% due 06/15/2031 •(d)	2,000,000	2,007
6.850% due 09/15/2029 •(d)	9,900,000	10,259
7.625% due 09/15/2028 •(d)	2,300,000	2,422

		245,337

INDUSTRIALS 0.2%

SVB Financial Trust
0.000% due 11/07/2032 (c)	1,528,000	99

Venture Global LNG, Inc.
9.000% due 09/30/2029 •(d)	1,500,000	1,495

		1,594

	SHARES	MARKET VALUE (000S)
UTILITIES 1.9%

Energy Transfer LP
7.125% due 05/15/2030 •(d)	9,200,000	$9,359

SCE Trust VII
7.500% due 11/22/2028 (d)	168,700	4,147

		13,506

Total Preferred Securities (Cost $295,835)		260,437

SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	685,508	685

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.4%
3.662% due 04/07/2026 - 06/25/2026 (b)(c)(j)	$2,695	2,685

Total Short-Term Instruments (Cost $3,370)		3,370

Total Investments in Securities (Cost $714,373)		706,934

	SHARES
INVESTMENTS IN AFFILIATES 5.5%

SHORT-TERM INSTRUMENTS 5.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%

PIMCO Short-Term Floating NAV Portfolio III	4,101,501	39,945

Total Short-Term Instruments (Cost $39,918)		39,945

Total Investments in Affiliates (Cost $39,918)		39,945

Total Investments 102.6% (Cost $754,291)		$746,879

Financial Derivative Instruments (h)(i) 0.7% (Cost or Premiums, net $220)		5,136

Other Assets and Liabilities, net (3.3)%		(24,333)

Net Assets 100.0%		$727,682

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is not accruing income as of the date of this report.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

162	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	3.500%	03/25/2026	06/12/2026		$	(4,865)	$(4,868)
	4.010	03/09/2026	06/05/2026			(4,206)	(4,216)
	4.060	03/09/2026	06/05/2026			(2,895)	(2,903)
	4.070	03/09/2026	06/05/2026			(1,760)	(1,765)
BRC	1.500	03/05/2026	TBD	(2)	EUR	(420)	(486)
	1.600	01/20/2026	TBD	(2)		(3,521)	(4,083)
	2.650	12/19/2025	TBD	(2)	GBP	(317)	(422)
	2.650	01/14/2026	TBD	(2)		(422)	(561)
	2.650	01/20/2026	TBD	(2)		(211)	(281)
	3.150	03/25/2026	TBD	(2)	$	(5,882)	(5,885)
	3.650	03/05/2026	TBD	(2)		(682)	(684)
IND	4.060	03/16/2026	06/16/2026			(1,941)	(1,944)
	4.160	03/16/2026	06/16/2026			(1,367)	(1,370)
	4.190	01/16/2026	04/15/2026			(2,871)	(2,896)
JML	2.500	03/16/2026	TBD	(2)	GBP	(510)	(676)
	3.100	03/26/2026	04/02/2026		$	(195)	(196)
	3.500	01/22/2026	TBD	(2)		(1,027)	(1,034)
JPS	3.750	03/20/2026	05/01/2026			(4,101)	(4,106)
SOG	4.100	01/21/2026	04/16/2026			(1,160)	(1,169)
TDM	3.300	02/24/2026	TBD	(2)		(2,278)	(2,286)

Total Reverse Repurchase Agreements							$(41,831)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(13,752)	$0	$(13,752)	$14,981	$1,229
BRC	0	(12,402)	0	(12,402)	12,359	(43)
IND	0	(6,210)	0	(6,210)	6,739	529
JML	0	(1,906)	0	(1,906)	1,831	(75)
JPS	0	(4,106)	0	(4,106)	4,292	186
SOG	0	(1,169)	0	(1,169)	1,216	47
TDM	0	(2,286)	0	(2,286)	2,206	(80)

Total Borrowings and Other Financing Transactions	$0	$(41,831)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(4,261)	$(16,304)	$(16,398)	$(36,963)
Preferred Securities	0	0	(4,868)	0	(4,868)

Total Borrowings	$0	$(4,261)	$(21,172)	$(16,398)	$(41,831)

Payable for reverse repurchase agreements					$(41,831)

(g)	Securities with an aggregate market value of $43,344 and cash of $280 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(30,982) at a weighted average interest rate of 4.159%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz June Futures	06/2026	243	$29,702	$(122)	$39	$(2)
Long Guilt June Futures	06/2026	95	11,039	(628)	83	0
U.S. Treasury 2-Year Note June Futures	06/2026	19	3,941	(23)	1	0
U.S. Treasury 5-Year Note June Futures	06/2026	861	93,143	(1,029)	106	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	421	47,790	(867)	118	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	376	43,828	(1,423)	82	0

				$(4,092)	$429	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	42	$(5,604)	$46	$0	$(22)
Euro-Bund June Futures	06/2026	93	(13,479)	344	0	(98)
Euro-Buxl 30-Year Bond June Futures	06/2026	44	(5,608)	56	0	(104)
U.S. Treasury Long-Term Bond June Futures	06/2026	58	(6,605)	(56)	0	(18)

				$390	$0	$(242)

Total Futures Contracts				$(3,702)	$429	$(246)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$	3,400	$126	$43	$169	$31	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	132,620	$(894)	$(1,662)	$(2,556)	$275	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		9,600	256	153	409	0	(31)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		28,120	89	1,256	1,345	0	(119)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		4,150	16	257	273	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	800	4	(4)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		12,700	(271)	195	(76)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		35,800	2,483	(934)	1,549	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		5,400	(1,285)	(906)	(2,191)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	(43)	152	109	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		2,100	(284)	(48)	(332)	0	(8)
Pay(4)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	10,100	(3)	(148)	(151)	21	0
Pay(4)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,600	2	(63)	(61)	13	0
Receive(4)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,500	26	29	55	0	(13)
Pay(4)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		250	(2)	(4)	(6)	3	0

							$94	$(1,727)	$(1,633)	$316	$(251)

Total Swap Agreements							$220	$(1,684)	$(1,464)	$347	$(251)

164	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$429	$347	$776	$0	$(246)	$(251)	$(497)

Cash of $8,447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	6,716		$4,903	$75	$0
	04/2026	GBP	118		156	0	0
	05/2026		$156	GBP	118	0	0

BOA	04/2026	BRL	3,509		$673	0	(5)
	04/2026	CNH	1,282		186	0	0
	04/2026	EUR	289		335	1	0
	04/2026	INR	48,260		514	4	0
	04/2026	KRW	160,407		110	3	0
	04/2026	PLN	664		179	1	0
	04/2026		$672	BRL	3,509	5	0
	04/2026		70	CNH	482	0	0
	04/2026		3,640	EUR	3,151	13	(11)
	04/2026		514	INR	48,346	1	0
	05/2026	EUR	1,932		$2,224	0	(13)
	06/2026	BRL	4		1	0	0
	06/2026	ILS	2,056		666	10	0
	06/2026	MXN	6,510		363	2	0
	06/2026		$20	ILS	62	0	0

BPS	04/2026	BRL	3,100		$594	0	(5)
	04/2026	CNH	484		70	0	0
	04/2026	ILS	2,017		653	12	0
	04/2026	KRW	349,324		233	1	(1)
	04/2026	PLN	416		112	0	0
	04/2026	THB	48,583		1,503	29	(1)
	04/2026		$872	AUD	1,238	0	(18)
	04/2026		594	BRL	3,100	5	0
	04/2026		1,214	GBP	902	0	(20)
	04/2026		2,307	IDR	39,031,141	0	(8)
	04/2026		481	ILS	1,524	4	0
	04/2026		271	KRW	404,865	1	(2)
	04/2026		1,557	PLN	5,610	0	(45)
	04/2026		1	THB	29	0	0
	04/2026		1,274	TWD	40,731	0	(3)
	04/2026	ZAR	6,239		$368	0	0
	05/2026	ILS	1,522		481	0	(4)
	05/2026	INR	97,258		1,028	0	(4)
	05/2026	TWD	22,427		696	0	(3)
	05/2026		$400	BRL	2,100	3	0
	05/2026		517	IDR	8,799,459	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$102	THB	3,349	$0	$0
	06/2026		236	IDR	3,972,600	0	(2)

BRC	04/2026		878	PLN	3,160	0	(27)
	04/2026		462	SEK	4,191	0	(19)
	04/2026		464	ZAR	7,588	0	(16)

BSH	04/2026	JPY	3,371		$21	0	0
	04/2026		$48,355	GBP	36,324	0	(276)
	04/2026		4,069	NZD	7,049	0	(19)
	05/2026	GBP	36,324		$48,353	276	0
	05/2026	NZD	7,049		4,074	19	0
	05/2026		$21	JPY	3,361	0	0

CBK	04/2026	CNH	447		$65	0	0
	04/2026	EUR	3,631		4,185	14	(26)
	04/2026	INR	384,181		4,112	54	0
	04/2026	NOK	1,015		104	0	(1)
	04/2026	SEK	1,035		111	2	0
	04/2026	THB	30		1	0	0
	04/2026	TWD	2,185		69	0	0
	04/2026		$210	CNH	1,444	0	0
	04/2026		12,825	EUR	11,159	81	(8)
	04/2026		2,916	GBP	2,176	0	(36)
	04/2026		10,343	INR	952,788	8	(258)
	04/2026		259	PLN	938	0	(7)
	06/2026	ILS	521		$169	3	0
	06/2026		$160	IDR	2,695,062	0	(2)
	06/2026		736	MXN	13,013	0	(14)
	09/2026		174		3,105	0	(3)

DUB	04/2026	CNH	122		$18	0	0
	04/2026	ILS	4,069		1,314	20	0
	04/2026	INR	147,878		1,570	11	(2)
	04/2026		$2,828	AUD	4,122	16	0
	04/2026		11	CNH	75	0	0
	04/2026		1,627	INR	153,485	11	(6)
	04/2026		7,265	SGD	9,280	0	(47)
	04/2026		485	THB	15,827	0	(4)
	05/2026	AUD	4,122		$2,827	0	(16)
	05/2026	SGD	9,259		7,265	47	0
	05/2026		$18	CNH	122	0	0
	06/2026	THB	15,795		$485	3	0
	06/2026		$285	ILS	884	0	(3)

FAR	04/2026	AUD	2,550		$1,808	48	0
	04/2026	CHF	1,357		1,758	61	0
	04/2026	GBP	42,828		57,877	1,190	0
	04/2026	JPY	4,197		26	0	0
	04/2026		$911	CHF	726	0	(3)
	04/2026		8	JPY	1,315	0	0
	04/2026		975	PLN	3,519	0	(27)
	04/2026		39	SGD	50	0	0
	05/2026	CHF	723		$911	3	0
	05/2026	ILS	2,532		800	0	(6)
	05/2026	SGD	50		39	0	0
	05/2026		$26	JPY	4,184	0	0
	06/2026	ILS	1,464		$475	8	0
	09/2026		$141	MXN	2,488	0	(4)

GLM	04/2026	BRL	40,947		$7,733	0	(172)
	04/2026	ILS	1,985		638	7	0
	04/2026	INR	5,443		60	2	0
	04/2026		$7,596	BRL	40,947	309	0
	04/2026		188	CNH	1,292	0	(1)
	04/2026		64	IDR	1,085,791	0	0
	04/2026		1,147	MXN	21,158	33	0
	04/2026		271	THB	8,887	0	(1)
	06/2026	BRL	13		$2	0	0
	06/2026	IDR	3,526,590		209	2	0
	06/2026	THB	8,871		271	0	0
	06/2026		$6,181	BRL	33,283	160	0
	06/2026		365	IDR	6,180,627	0	(2)
	06/2026		1,450	MXN	25,373	0	(43)
	07/2026	BRL	12		$2	0	0

166	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	04/2026	EUR	129,252		$152,619	$3,223	$0

JPM	04/2026	CNH	958		139	0	0
	04/2026	INR	76,364		812	6	0
	04/2026	PLN	2,349		640	9	(1)
	04/2026	SGD	9,330		7,404	147	0
	04/2026		$370	EUR	319	0	(1)
	04/2026		812	INR	76,494	2	0
	04/2026		2,646	MXN	47,452	4	(5)
	04/2026		790	NZD	1,359	0	(9)
	04/2026		1,098	ZAR	18,340	0	(16)
	04/2026	ZAR	12,024		$708	0	(2)
	05/2026		$19	CNH	128	0	0
	06/2026	ILS	625		$201	2	0
	06/2026	MXN	7,593		423	2	0

MBC	04/2026	CHF	95		120	2	0
	04/2026	GBP	459		614	8	0
	04/2026	INR	57,360		611	4	(1)
	04/2026	JPY	1,297		8	0	0
	04/2026	KRW	992,742		678	18	0
	04/2026	SEK	2,425		258	2	0
	04/2026	THB	20,050		631	22	0
	04/2026		$903	AUD	1,303	0	(4)
	04/2026		433	CHF	341	0	(7)
	04/2026		5,554	EUR	4,775	0	(35)
	04/2026		1,260	GBP	943	0	(11)
	04/2026		9	JPY	1,423	0	0
	04/2026		104	NOK	1,014	1	0
	05/2026	NOK	1,014		$104	0	(1)
	05/2026		$378	EUR	328	2	0
	05/2026		380	GBP	284	0	(5)
	05/2026		8	JPY	1,293	0	0
	06/2026	MXN	3,742		$207	0	0

MYI	04/2026	BRL	2,257		429	0	(7)
	04/2026	PLN	248		70	3	0
	04/2026		$432	BRL	2,257	3	0
	05/2026	BRL	1,634		$311	0	(3)
	06/2026		$392	ILS	1,215	0	(4)

SCX	04/2026	NZD	8,408		$5,027	195	0
	04/2026	THB	1,357		43	1	0
	04/2026		$4,857	CAD	6,725	0	(23)
	04/2026		5,763	GBP	4,306	0	(64)
	04/2026		1,189	INR	108,385	0	(44)
	04/2026		7	JPY	1,034	0	0
	04/2026		29	TWD	911	0	0
	05/2026	CAD	6,715		$4,857	23	0
	06/2026		$621	IDR	10,467,752	0	(5)

SOG	04/2026	EUR	983		$1,163	27	0
	04/2026	SEK	733		77	0	(1)
	04/2026		$498	CHF	385	0	(17)
	04/2026		132,385	EUR	114,751	250	0
	04/2026		37	JPY	5,703	0	(1)
	05/2026	EUR	114,751		$132,593	0	(245)
	05/2026		$77	SEK	731	1	0
	06/2026	ILS	1,066		$346	6	0

SSB	04/2026	AUD	4,113		2,927	89	0
	04/2026	GBP	1,247		1,668	17	0
	05/2026		$1,668	GBP	1,247	0	(17)

UAG	04/2026	PLN	996		$271	2	0
	04/2026		$1,197	PLN	4,334	0	(29)
	06/2026	ILS	1,710		$553	8	0
	06/2026	MXN	4,772		266	1	0
	06/2026		$936	MXN	16,332	0	(30)

Total Forward Foreign Currency Contracts						$6,639	$(1,782)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$75	$0	$0	$75	$0	$0	$0	$0	$75	$0	$75
BOA	40	0	0	40	(29)	0	0	(29)	11	0	11
BPS	56	0	0	56	(116)	0	0	(116)	(60)	0	(60)
BRC	0	0	0	0	(62)	0	0	(62)	(62)	0	(62)
BSH	295	0	0	295	(295)	0	0	(295)	0	0	0
CBK	162	0	0	162	(355)	0	0	(355)	(193)	320	127
DUB	108	0	0	108	(78)	0	0	(78)	30	0	30
FAR	1,310	0	0	1,310	(40)	0	0	(40)	1,270	(1,500)	(230)
GLM	513	0	0	513	(219)	0	0	(219)	294	(290)	4
IND	3,223	0	0	3,223	0	0	0	0	3,223	(4,420)	(1,197)
JPM	172	0	0	172	(34)	0	0	(34)	138	0	138
MBC	59	0	0	59	(64)	0	0	(64)	(5)	0	(5)
MYI	6	0	0	6	(14)	0	0	(14)	(8)	0	(8)
SCX	219	0	0	219	(136)	0	0	(136)	83	0	83
SOG	284	0	0	284	(264)	0	0	(264)	20	0	20
SSB	106	0	0	106	(17)	0	0	(17)	89	0	89
UAG	11	0	0	11	(59)	0	0	(59)	(48)	0	(48)

Total Over the Counter	$6,639	$0	$0	$6,639	$(1,782)	$0	$0	$(1,782)

(j)

Securities with an aggregate market value of $320 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$429	$429
Swap Agreements	0	31	0	0	316	347

	$0	$31	$0	$0	$745	$776

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,639	$0	$6,639

	$0	$31	$0	$6,639	$745	$7,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$246	$246
Swap Agreements	0	0	0	0	251	251

	$0	$0	$0	$0	$497	$497

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,782	$0	$1,782

	$0	$0	$0	$1,782	$497	$2,279

168	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,488	$2,488
Swap Agreements	0	143	0	0	335	478

	$0	$143	$0	$0	$2,823	$2,966

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,206)	$0	$(17,206)

	$0	$143	$0	$(17,206)	$2,823	$(14,240)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(5,945)	$(5,945)
Swap Agreements	0	42	0	0	(660)	(618)

	$0	$42	$0	$0	$(6,605)	$(6,563)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,285	$0	$10,285

	$0	$42	$0	$10,285	$(6,605)	$3,722

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$358,350	$300	$358,650
Industrials	0	21,004	0	21,004
Utilities	0	60,867	0	60,867
Sovereign Issues	0	2,606	0	2,606
Preferred Securities
Banking & Finance	23,297	222,040	0	245,337
Industrials	0	1,594	0	1,594
Utilities	4,147	9,359	0	13,506
Short-Term Instruments
Mutual Funds	685	0	0	685
U.S. Treasury Bills	0	2,685	0	2,685

	$28,129	$678,505	$300	$706,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,945	$0	$0	$39,945

Total Investments	$68,074	$678,505	$300	$746,879

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$122	$654	$0	$776
Over the counter	0	6,639	0	6,639

	$122	$7,293	$0	$7,415

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(226)	(271)	0	(497)
Over the counter	0	(1,782)	0	(1,782)

	$(226)	$(2,053)	$0	$(2,279)

Total Financial Derivative Instruments	$(104)	$5,240	$0	$5,136

Totals	$67,970	$683,745	$300	$752,015

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	169

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

PIMCO Preferred and Capital Securities Fund has established PIMCO Capital Securities Fund (Cayman) Ltd, a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the PIMCO Preferred and Capital Securities Fund. PIMCO also serves as the investment adviser for the Subsidiary. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	171

Notes to Financial Statements	(Cont.)

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

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For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments

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Notes to Financial Statements	(Cont.)

may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The

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Notes to Financial Statements	(Cont.)

base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Credit Opportunities Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund and PIMCO Preferred and Capital Securities Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate

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fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$0	$228,735	$(146,000)	$9	$(11)	$82,733	$1,426	$0

PIMCO Diversified Income Fund	242,178	956,429	(1,005,300)	152	6	193,465	9,537	0

PIMCO High Yield Fund	230,096	1,193,981	(1,039,000)	(118)	152	385,111	14,685	0

PIMCO High Yield Spectrum Fund	2,812	106,993	(108,300)	2	0	1,507	293	0

PIMCO Long-Term Credit Bond Fund	40,681	1,434,079	(1,454,500)	44	0	20,304	1,578	0

PIMCO Low Duration Credit Fund	3,559	59,460	(50,500)	3	0	12,522	458	0

PIMCO Low Duration Income Fund	1,232,613	11,464,805	(8,936,808)	(440)	923	3,761,093	107,757	0

PIMCO Preferred and Capital Securities Fund	22,683	447,453	(430,200)	0	9	39,945	1,853	0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$39,401	$0	$(38,749)	$(1,214)	$562	$0	$141	$0

PIMCO High Yield Fund	226,705	0	(140,405)	(3,196)	722	83,826	11,901	0

Investments in PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO High Yield Fund	$28,765	$14,994	$0	$0	$(166)	$43,593	$1,920	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is

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Notes to Financial Statements	(Cont.)

adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are

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types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for

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a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Funds pay financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Funds also pay a fee of 0.25% per annum on the unused commitment amounts. As of March 31, 2026, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and outstanding borrowings, if any, paid by the Funds is disclosed as part of the interest expense on the Statements of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment	Commitment and Upfront Fees

PIMCO High Yield Fund	$243,000,000	$657,400

PIMCO High Yield Spectrum Fund	$10,000,000	$26,848

PIMCO Low Duration Credit Fund	$7,000,000	$18,936

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary

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Notes to Financial Statements	(Cont.)

income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending

Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of

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Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Notes to Financial Statements	(Cont.)

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one

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party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

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Notes to Financial Statements	(Cont.)

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	—	X	—	—

Credit	X	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	—	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—	X	—	X	—

Collateralized Loan Obligations	—	X	—	—	—	—	—	X	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Loan	X	—	—	—	—	—	X	—	—

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	—	X	X

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	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—	—	—	—

Convertible Securities	X	—	—	—	—	—	—	—	—

Distribution Rate	—	—	X	—	—	—	—	X	—

Turnover	X	X	X	—	—	X	—	X	—

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

“Covenant-lite” Obligations Risk is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated

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Notes to Financial Statements	(Cont.)

debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the

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collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Loan Risk is the risk that investing in loans exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a loan prepays or redeems the loan prior to maturity, a Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Fund invests in loans that are covenant-lite obligations, a Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Regulation S Securities Risk is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

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Notes to Financial Statements	(Cont.)

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security

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refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and

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Notes to Financial Statements	(Cont.)

cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class R	Class C-2
PIMCO Credit Opportunities Bond Fund	0.30%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO High Yield Fund	0.25%	0.30%	0.40%	0.50%	(2)	0.30%	0.40%		0.40%	0.40%	N/A
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	N/A	0.35%
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A	N/A

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(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”) to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the year ended March 31, 2026.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All Other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%
Class R

PIMCO High Yield Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

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Notes to Financial Statements	(Cont.)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049%, (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of March 31, 2026, were as follows (amounts in thousands†):

		Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$(0)	$—	$—	$(0)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$9

PIMCO ESG Income Fund	5

PIMCO High Yield Fund	27

PIMCO High Yield Spectrum Fund	1

PIMCO Low Duration Income Fund	119

PIMCO Preferred and Capital Securities Fund	21

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $931,300. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund and PIMCO Preferred and Capital Securities Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds.

194	PIMCO CREDIT BOND FUNDS

March 31, 2026

The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $ 14,255 for PIMCO Credit Opportunities Bond Fund and $ 1,160,443 for PIMCO High Yield Fund.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$923,265	$826,824	$526,838	$538,328

PIMCO Diversified Income Fund	7,834,770	7,898,020	1,070,788	962,633

PIMCO ESG Income Fund	1,301,854	1,269,808	48,810	23,189

PIMCO High Yield Fund	520,542	519,452	5,034,331	6,305,069

PIMCO High Yield Spectrum Fund	63,257	54,698	327,089	383,879

PIMCO Long-Term Credit Bond Fund	5,022,212	4,983,213	567,747	676,754

PIMCO Low Duration Credit Fund	11,723	10,069	74,952	93,934

PIMCO Low Duration Income Fund	146,899,371	142,260,296	5,042,426	1,866,883

PIMCO Preferred and Capital Securities Fund	7,514	5,164	234,885	302,798

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	195

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	7,580	$74,280	8,828	$85,208	40,010	$399,296	36,260	$351,274

I-2	12,745	123,882	8,293	79,778	6,209	62,141	5,372	51,889

I-3	N/A	N/A	N/A	N/A	516	5,169	1,279	12,365

Administrative Class	N/A	N/A	N/A	N/A	325	3,216	285	2,764

Class A	704	6,896	2,071	20,016	2,029	20,213	2,112	20,429

Class C	122	1,171	249	2,364	239	2,378	391	3,771

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,125	10,976	1,065	10,242	14,336	142,600	14,274	137,731

I-2	927	8,992	800	7,647	599	5,961	551	5,315

I-3	N/A	N/A	N/A	N/A	103	1,023	145	1,399

Administrative Class	N/A	N/A	N/A	N/A	93	929	87	838

Class A	140	1,361	141	1,352	781	7,770	798	7,700

Class C	15	144	14	132	90	898	103	997

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,847)	(57,185)	(6,503)	(62,781)	(61,320)	(610,174)	(93,547)	(900,616)

I-2	(7,458)	(72,564)	(7,542)	(72,371)	(5,224)	(51,877)	(5,211)	(50,312)

I-3	N/A	N/A	N/A	N/A	(1,332)	(13,007)	(1,364)	(13,208)

Administrative Class	N/A	N/A	N/A	N/A	(405)	(4,022)	(380)	(3,663)

Class A	(995)	(9,720)	(1,332)	(12,858)	(3,397)	(33,730)	(4,402)	(42,489)

Class C	(137)	(1,314)	(88)	(831)	(781)	(7,757)	(993)	(9,568)

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	8,921	$86,919	5,996	$57,898	(7,129)	$(68,973)	(44,240)	$(423,384)

196	PIMCO CREDIT BOND FUNDS

March 31, 2026

PIMCO ESG Income Fund				PIMCO High Yield Fund				PIMCO High Yield Spectrum Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,618	$110,347	9,339	$87,038	166,941	$1,349,255	186,534	$1,498,379	17,899	$166,648	31,251	$288,868

2,993	28,292	1,420	13,262	9,716	78,391	7,973	63,929	2,023	18,764	2,552	23,365

613	5,782	645	6,046	7,961	63,937	988	7,949	181	1,666	18	158

N/A	N/A	N/A	N/A	6,674	54,028	4,445	35,686	N/A	N/A	N/A	N/A

98	927	76	711	5,853	47,302	8,129	65,009	1,590	14,791	1,139	10,474

10	90	25	233	326	2,649	315	2,536	96	893	146	1,355

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	648	5,237	1,480	11,872	N/A	N/A	N/A	N/A

1,518	14,428	1,386	12,933	47,525	384,976	49,857	399,894	2,460	22,889	1,379	12,658

214	2,036	144	1,344	2,248	18,216	2,213	17,746	235	2,186	586	5,339

53	504	38	353	406	3,296	81	652	8	76	4	38

N/A	N/A	N/A	N/A	1,953	15,819	2,033	16,303	N/A	N/A	N/A	N/A

11	104	12	114	2,735	22,155	3,004	24,090	293	2,727	281	2,577

1	13	1	11	78	629	81	652	26	242	27	243

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	249	2,014	255	2,046	N/A	N/A	N/A	N/A

(4,765)	(45,174)	(6,400)	(59,624)	(329,281)	(2,655,965)	(272,248)	(2,175,529)	(23,848)	(219,478)	(9,655)	(88,794)

(996)	(9,470)	(657)	(6,138)	(13,765)	(110,926)	(13,225)	(105,801)	(2,010)	(18,482)	(15,182)	(140,791)

(350)	(3,303)	(273)	(2,563)	(8,565)	(68,375)	(341)	(2,737)	(130)	(1,203)	(32)	(284)

N/A	N/A	N/A	N/A	(8,179)	(66,150)	(10,752)	(86,319)	N/A	N/A	N/A	N/A

(47)	(443)	(106)	(991)	(12,664)	(102,331)	(18,842)	(151,271)	(1,626)	(15,107)	(1,399)	(12,803)

(2)	(24)	(18)	(164)	(489)	(3,951)	(631)	(5,056)	(160)	(1,486)	(171)	(1,574)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(1,470)	(11,818)	(1,278)	(10,259)	N/A	N/A	N/A	N/A

10,969	$104,109	5,632	$52,565	(121,100)	$(971,612)	(49,929)	$(390,229)	(2,963)	$(24,874)	10,944	$100,829

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	197

Notes to Financial Statements	(Cont.)

	PIMCO Long-Term Credit Bond Fund				PIMCO Low Duration Credit Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	106,374	$945,027	87,689	$782,604	3,327	$30,031	4,359	$39,758

I-2	9,867	87,604	19,584	177,408	224	2,037	327	2,975

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	1,367	12,350	966	8,764

Class C	N/A	N/A	N/A	N/A	77	704	75	678

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	20,434	180,861	18,263	162,277	714	6,480	799	7,258

I-2	990	8,753	1,090	9,699	57	521	55	503

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	288	2,612	311	2,825

Class C	N/A	N/A	N/A	N/A	24	215	30	272

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(100,748)	(887,322)	(104,793)	(933,957)	(6,070)	(54,996)	(5,033)	(45,749)

I-2	(11,838)	(103,905)	(21,964)	(197,988)	(224)	(2,020)	(277)	(2,512)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(1,525)	(13,825)	(1,404)	(12,731)

Class C	N/A	N/A	N/A	N/A	(183)	(1,662)	(190)	(1,720)

Advisor Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	25,079	$231,018	(131)	$43	(1,924)	$(17,553)	18	$321

198	PIMCO CREDIT BOND FUNDS

March 31, 2026

PIMCO Low Duration Income Fund				PIMCO Preferred and Capital Securities Fund

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

531,566	$4,382,316	293,533	$2,368,351	14,537	$138,075	29,095	$268,713

610,756	5,004,330	292,338	2,359,735	6,161	58,832	10,037	93,265

39,739	327,990	12,538	101,172	1,354	12,575	2,237	20,614

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

285,651	2,356,452	160,097	1,294,190	1,951	18,501	3,026	27,834

17,584	145,043	10,456	84,444	181	1,712	510	4,715

1,120	9,234	929	7,514	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

37,018	305,234	27,055	218,337	2,111	20,186	2,779	25,698

36,553	301,195	27,589	222,535	971	9,263	839	7,740

1,605	13,247	874	7,051	211	2,007	233	2,142

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

18,341	151,250	12,417	100,198	491	4,656	583	5,356

1,486	12,245	1,218	9,830	63	597	63	579

106	870	77	622	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(280,161)	(2,302,868)	(198,649)	(1,603,334)	(22,985)	(221,118)	(47,224)	(437,858)

(335,750)	(2,769,421)	(352,385)	(2,844,998)	(6,392)	(60,636)	(7,075)	(65,421)

(13,687)	(112,648)	(8,115)	(65,387)	(1,618)	(15,388)	(2,538)	(23,184)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(97,626)	(803,181)	(95,027)	(766,970)	(2,983)	(28,181)	(7,331)	(67,419)

(7,762)	(63,872)	(7,794)	(62,910)	(417)	(3,983)	(571)	(5,225)

(270)	(2,219)	(360)	(2,900)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

846,269	$6,955,197	176,791	$1,427,480	(6,364)	$(62,902)	(15,337)	$(142,451)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Credit Opportunities Bond Fund	4	0	66%	0%

PIMCO Diversified Income Fund	1	0	34%	0%

PIMCO ESG Income Fund	2	0	71%	0%

PIMCO High Yield Fund	2	0	47%	0%

PIMCO High Yield Spectrum Fund	1	1	11%	32%

PIMCO Long-Term Credit Bond Fund	1	0	27%	0%

PIMCO Low Duration Credit Fund	1	0	47%	0%

PIMCO Low Duration Income Fund	2	0	23%	0%

PIMCO Preferred and Capital Securities Fund	3	0	50%	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	199

Notes to Financial Statements	(Cont.)

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 18.1% of the PCS Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Credit Opportunities Bond Fund	$9,246	$0	$(15,288)	$0	$(61,892)	$0	$0	$(67,934)

PIMCO Diversified Income Fund	2,632	0	(146,169)	(800)	(470,657)	0	0	(614,994)

PIMCO ESG Income Fund	343	0	(10,138)	(11)	(7,923)	0	0	(17,729)

PIMCO High Yield Fund	0	0	(64,457)	(1,544)	(698,605)	0	(1,893)	(766,499)

PIMCO High Yield Spectrum Fund	712	0	(13,574)	(303)	(71,096)	0	0	(84,261)

PIMCO Long-Term Credit Bond Fund	0	0	(416,925)	(376)	(571,141)	0	0	(988,442)

PIMCO Low Duration Credit Fund	1,000	0	(486)	(2)	(90,597)	0	0	(90,085)

PIMCO Low Duration Income Fund	28,322	0	(65,200)	(4,721)	(789,515)	0	0	(831,114)

PIMCO Preferred and Capital Securities Fund	3,664	0	(20,948)	0	(273,611)	0	0	(290,895)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

200	PIMCO CREDIT BOND FUNDS

March 31, 2026

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, hyperinflationary investments, and partnerships.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund	$32,845	$29,047

PIMCO Diversified Income Fund	85,030	385,627

PIMCO ESG Income Fund	2,028	5,895

PIMCO High Yield Fund	57,514	641,091

PIMCO High Yield Spectrum Fund*	3,453	67,643

PIMCO Long-Term Credit Bond Fund	226,046	345,095

PIMCO Low Duration Credit Fund*	9,181	81,416

PIMCO Low Duration Income Fund	353,421	436,094

PIMCO Preferred and Capital Securities Fund	83,188	190,423

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

.	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Credit Opportunities Bond Fund	$684,414	$18,444	$(33,917)	$(15,473)

PIMCO Diversified Income Fund	3,487,977	97,674	(241,849)	(144,175)

PIMCO ESG Income Fund	509,639	12,459	(23,123)	(10,664)

PIMCO High Yield Fund	7,528,306	85,643	(148,829)	(63,186)

PIMCO High Yield Spectrum Fund	419,270	6,471	(20,031)	(13,560)

PIMCO Long-Term Credit Bond Fund	4,497,016	61,786	(478,502)	(416,716)

PIMCO Low Duration Credit Fund	133,074	975	(1,461)	(486)

PIMCO Low Duration Income Fund	29,072,847	891,078	(949,818)	(58,740)

PIMCO Preferred and Capital Securities Fund	767,527	54,901	(75,858)	(20,957)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, short positions, constructive sales, hyperinflationary investments, and partnerships.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	201

Notes to Financial Statements	(Cont.)	March 31, 2026

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Credit Opportunities Bond Fund	$23,336	$0	$0	$21,425	$0	$0

PIMCO Diversified Income Fund	169,294	0	0	163,251	0	0

PIMCO ESG Income Fund	17,222	0	0	13,996	0	872

PIMCO High Yield Fund	481,373	0	4,807	506,784	0	0

PIMCO High Yield Spectrum Fund	31,599	0	0	23,889	0	0

PIMCO Long-Term Credit Bond Fund	193,538	0	0	166,475	0	9,275

PIMCO Low Duration Credit Fund	9,859	0	0	10,881	0	0

PIMCO Low Duration Income Fund	842,607	0	0	621,684	0	0

PIMCO Preferred and Capital Securities Fund	40,227	0	0	45,333	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

202	PIMCO CREDIT BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund*

*	The financial statements for PIMCO Preferred and Capital Securities Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	203

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co. LLC	PER	Pershing LLC

BNY	Bank of New York Mellon	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	STR	State Street FICC Repo

DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC

DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	PYG	Paraguayan Guarani

CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona

CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	THB	Thai Baht

COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	UZS	Uzbekistani Sum

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

HUF	Hungarian Forint

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SIBCSORA	Singapore Overnight Rate Average

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate

Bobl	Bundesobligation, the German word for federal government bond	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFRINDX	Secured Overnight Financing Rate Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	THOR	Thai Overnight Baht Repurchase Rate

CAONREPO	Canadian Overnight Repo Rate Average	HSMMUSTF	HSBC UST Money Market Yield	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	JY0003M	3 Month JPY-LIBOR	UKRPI	United Kingdom Retail Prices Index

CMBX	Commercial Mortgage-Backed Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding

CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation	Oat	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap

204	PIMCO CREDIT BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Credit Opportunities Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1754	$0.0000	$0.0000	$0.1754

March 2026	$0.0574	$0.0000	$0.0000	$0.0574

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1726	$0.0000	$0.0000	$0.1726

March 2026	$0.0559	$0.0000	$0.0000	$0.0559

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1646	$0.0000	$0.0000	$0.1646

March 2026	$0.0488	$0.0000	$0.0000	$0.0488

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1481	$0.0000	$0.0000	$0.1481

March 2026	$0.0330	$0.0000	$0.0000	$0.0330
PIMCO Diversified Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0494	$0.0000	$0.0000	$0.0494

November 2025	$0.0420	$0.0000	$0.0000	$0.0420

December 2025	$0.0474	$0.0000	$0.0000	$0.0474

January 2026	$0.0451	$0.0000	$0.0000	$0.0451

February 2026	$0.0459	$0.0000	$0.0000	$0.0459

March 2026	$0.0463	$0.0000	$0.0000	$0.0463

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0485	$0.0000	$0.0000	$0.0485

November 2025	$0.0413	$0.0000	$0.0000	$0.0413

December 2025	$0.0465	$0.0000	$0.0000	$0.0465

January 2026	$0.0442	$0.0000	$0.0000	$0.0442

February 2026	$0.0452	$0.0000	$0.0000	$0.0452

March 2026	$0.0455	$0.0000	$0.0000	$0.0455

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	205

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0480	$0.0000	$0.0000	$0.0480

November 2025	$0.0409	$0.0000	$0.0000	$0.0409

December 2025	$0.0461	$0.0000	$0.0000	$0.0461

January 2026	$0.0438	$0.0000	$0.0000	$0.0438

February 2026	$0.0448	$0.0000	$0.0000	$0.0448

March 2026	$0.0451	$0.0000	$0.0000	$0.0451

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0471	$0.0000	$0.0000	$0.0471

November 2025	$0.0401	$0.0000	$0.0000	$0.0401

December 2025	$0.0452	$0.0000	$0.0000	$0.0452

January 2026	$0.0429	$0.0000	$0.0000	$0.0429

February 2026	$0.0440	$0.0000	$0.0000	$0.0440

March 2026	$0.0443	$0.0000	$0.0000	$0.0443

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0458	$0.0000	$0.0000	$0.0458

November 2025	$0.0390	$0.0000	$0.0000	$0.0390

December 2025	$0.0439	$0.0000	$0.0000	$0.0439

January 2026	$0.0416	$0.0000	$0.0000	$0.0416

February 2026	$0.0428	$0.0000	$0.0000	$0.0428

March 2026	$0.0431	$0.0000	$0.0000	$0.0431

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0390	$0.0000	$0.0000	$0.0390

November 2025	$0.0331	$0.0000	$0.0000	$0.0331

December 2025	$0.0372	$0.0000	$0.0000	$0.0372

January 2026	$0.0352	$0.0000	$0.0000	$0.0352

February 2026	$0.0370	$0.0000	$0.0000	$0.0370

March 2026	$0.0369	$0.0000	$0.0000	$0.0369
PIMCO ESG Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0421	$0.0000	$0.0000	$0.0421

November 2025	$0.0362	$0.0000	$0.0000	$0.0362

December 2025	$0.0396	$0.0000	$0.0000	$0.0396

January 2026	$0.0349	$0.0000	$0.0000	$0.0349

February 2026	$0.0350	$0.0000	$0.0000	$0.0350

March 2026	$0.0371	$0.0000	$0.0000	$0.0371

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0412	$0.0000	$0.0000	$0.0412

November 2025	$0.0355	$0.0000	$0.0000	$0.0355

December 2025	$0.0387	$0.0000	$0.0000	$0.0387

January 2026	$0.0341	$0.0000	$0.0000	$0.0341

February 2026	$0.0342	$0.0000	$0.0000	$0.0342

March 2026	$0.0363	$0.0000	$0.0000	$0.0363

206	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0408	$0.0000	$0.0000	$0.0408

November 2025	$0.0351	$0.0000	$0.0000	$0.0351

December 2025	$0.0383	$0.0000	$0.0000	$0.0383

January 2026	$0.0337	$0.0000	$0.0000	$0.0337

February 2026	$0.0339	$0.0000	$0.0000	$0.0339

March 2026	$0.0359	$0.0000	$0.0000	$0.0359

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0386	$0.0000	$0.0000	$0.0386

November 2025	$0.0333	$0.0000	$0.0000	$0.0333

December 2025	$0.0362	$0.0000	$0.0000	$0.0362

January 2026	$0.0316	$0.0000	$0.0000	$0.0316

February 2026	$0.0320	$0.0000	$0.0000	$0.0320

March 2026	$0.0340	$0.0000	$0.0000	$0.0340

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0321	$0.0000	$0.0000	$0.0321

November 2025	$0.0278	$0.0000	$0.0000	$0.0278

December 2025	$0.0299	$0.0000	$0.0000	$0.0299

January 2026	$0.0255	$0.0000	$0.0000	$0.0255

February 2026	$0.0265	$0.0000	$0.0000	$0.0265

March 2026	$0.0282	$0.0000	$0.0000	$0.0282
PIMCO High Yield Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0453	$0.0000	$0.0000	$0.0453

November 2025	$0.0395	$0.0000	$0.0000	$0.0395

December 2025	$0.0450	$0.0000	$0.0000	$0.0450

January 2026	$0.0418	$0.0000	$0.0000	$0.0418

February 2026	$0.0418	$0.0000	$0.0000	$0.0418

March 2026	$0.0438	$0.0000	$0.0000	$0.0438

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0446	$0.0000	$0.0000	$0.0446

November 2025	$0.0389	$0.0000	$0.0000	$0.0389

December 2025	$0.0443	$0.0000	$0.0000	$0.0443

January 2026	$0.0411	$0.0000	$0.0000	$0.0411

February 2026	$0.0412	$0.0000	$0.0000	$0.0412

March 2026	$0.0431	$0.0000	$0.0000	$0.0431

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0442	$0.0000	$0.0000	$0.0442

November 2025	$0.0386	$0.0000	$0.0000	$0.0386

December 2025	$0.0440	$0.0000	$0.0000	$0.0440

January 2026	$0.0407	$0.0000	$0.0000	$0.0407

February 2026	$0.0409	$0.0000	$0.0000	$0.0409

March 2026	$0.0425	$0.0000	$0.0000	$0.0425

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	207

Distribution Information	(Cont.)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0435	$0.0000	$0.0000	$0.0435

November 2025	$0.0380	$0.0000	$0.0000	$0.0380

December 2025	$0.0432	$0.0000	$0.0000	$0.0432

January 2026	$0.0400	$0.0000	$0.0000	$0.0400

February 2026	$0.0402	$0.0000	$0.0000	$0.0402

March 2026	$0.0422	$0.0000	$0.0000	$0.0422

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0427	$0.0000	$0.0000	$0.0427

November 2025	$0.0373	$0.0000	$0.0000	$0.0373

December 2025	$0.0425	$0.0000	$0.0000	$0.0425

January 2026	$0.0393	$0.0000	$0.0000	$0.0393

February 2026	$0.0396	$0.0000	$0.0000	$0.0396

March 2026	$0.0415	$0.0000	$0.0000	$0.0415

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0372	$0.0000	$0.0000	$0.0372

November 2025	$0.0326	$0.0000	$0.0000	$0.0326

December 2025	$0.0372	$0.0000	$0.0000	$0.0372

January 2026	$0.0341	$0.0000	$0.0000	$0.0341

February 2026	$0.0350	$0.0000	$0.0000	$0.0350

March 2026	$0.0365	$0.0000	$0.0000	$0.0365

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0409	$0.0000	$0.0000	$0.0409

November 2025	$0.0358	$0.0000	$0.0000	$0.0358

December 2025	$0.0407	$0.0000	$0.0000	$0.0407

January 2026	$0.0376	$0.0000	$0.0000	$0.0376

February 2026	$0.0380	$0.0000	$0.0000	$0.0380

March 2026	$0.0398	$0.0000	$0.0000	$0.0398
PIMCO High Yield Spectrum Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0541	$0.0000	$0.0000	$0.0541

November 2025	$0.0465	$0.0000	$0.0000	$0.0465

December 2025	$0.0510	$0.0000	$0.0000	$0.0510

January 2026	$0.0502	$0.0000	$0.0000	$0.0502

February 2026	$0.0491	$0.0000	$0.0000	$0.0491

March 2026	$0.0488	$0.0000	$0.0000	$0.0488

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0532	$0.0000	$0.0000	$0.0532

November 2025	$0.0458	$0.0000	$0.0000	$0.0458

December 2025	$0.0502	$0.0000	$0.0000	$0.0502

January 2026	$0.0494	$0.0000	$0.0000	$0.0494

February 2026	$0.0483	$0.0000	$0.0000	$0.0483

March 2026	$0.0480	$0.0000	$0.0000	$0.0480

208	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0519	$0.0000	$0.0000	$0.0519

November 2025	$0.0445	$0.0000	$0.0000	$0.0445

December 2025	$0.0498	$0.0000	$0.0000	$0.0498

January 2026	$0.0490	$0.0000	$0.0000	$0.0490

February 2026	$0.0480	$0.0000	$0.0000	$0.0480

March 2026	$0.0477	$0.0000	$0.0000	$0.0477

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0511	$0.0000	$0.0000	$0.0511

November 2025	$0.0440	$0.0000	$0.0000	$0.0440

December 2025	$0.0481	$0.0000	$0.0000	$0.0481

January 2026	$0.0474	$0.0000	$0.0000	$0.0474

February 2026	$0.0465	$0.0000	$0.0000	$0.0465

March 2026	$0.0461	$0.0000	$0.0000	$0.0461

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0448	$0.0000	$0.0000	$0.0448

November 2025	$0.0386	$0.0000	$0.0000	$0.0386

December 2025	$0.0420	$0.0000	$0.0000	$0.0420

January 2026	$0.0414	$0.0000	$0.0000	$0.0414

February 2026	$0.0412	$0.0000	$0.0000	$0.0412

March 2026	$0.0405	$0.0000	$0.0000	$0.0405
PIMCO Long-Term Credit Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0455	$0.0000	$0.0000	$0.0455

November 2025	$0.0392	$0.0000	$0.0000	$0.0392

December 2025	$0.0440	$0.0000	$0.0000	$0.0440

January 2026	$0.0430	$0.0000	$0.0000	$0.0430

February 2026	$0.0411	$0.0000	$0.0000	$0.0411

March 2026	$0.0424	$0.0000	$0.0000	$0.0424

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0446	$0.0000	$0.0000	$0.0446

November 2025	$0.0385	$0.0000	$0.0000	$0.0385

December 2025	$0.0433	$0.0000	$0.0000	$0.0433

January 2026	$0.0422	$0.0000	$0.0000	$0.0422

February 2026	$0.0404	$0.0000	$0.0000	$0.0404

March 2026	$0.0417	$0.0000	$0.0000	$0.0417

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	209

Distribution Information	(Cont.)

PIMCO Low Duration Credit Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0595	$0.0000	$0.0000	$0.0595

November 2025	$0.0475	$0.0000	$0.0000	$0.0475

December 2025	$0.0530	$0.0000	$0.0000	$0.0530

January 2026	$0.0492	$0.0000	$0.0000	$0.0492

February 2026	$0.0462	$0.0000	$0.0000	$0.0462

March 2026	$0.0467	$0.0000	$0.0000	$0.0467

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0586	$0.0000	$0.0000	$0.0586

November 2025	$0.0468	$0.0000	$0.0000	$0.0468

December 2025	$0.0523	$0.0000	$0.0000	$0.0523

January 2026	$0.0485	$0.0000	$0.0000	$0.0485

February 2026	$0.0455	$0.0000	$0.0000	$0.0455

March 2026	$0.0459	$0.0000	$0.0000	$0.0459

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0570	$0.0000	$0.0000	$0.0570

November 2025	$0.0454	$0.0000	$0.0000	$0.0454

December 2025	$0.0507	$0.0000	$0.0000	$0.0507

January 2026	$0.0469	$0.0000	$0.0000	$0.0469

February 2026	$0.0441	$0.0000	$0.0000	$0.0441

March 2026	$0.0445	$0.0000	$0.0000	$0.0445

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0508	$0.0000	$0.0000	$0.0508

November 2025	$0.0402	$0.0000	$0.0000	$0.0402

December 2025	$0.0447	$0.0000	$0.0000	$0.0447

January 2026	$0.0411	$0.0000	$0.0000	$0.0411

February 2026	$0.0389	$0.0000	$0.0000	$0.0389

March 2026	$0.0389	$0.0000	$0.0000	$0.0389
PIMCO Low Duration Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0380	$0.0000	$0.0000	$0.0380

November 2025	$0.0380	$0.0000	$0.0000	$0.0380

December 2025	$0.0380	$0.0000	$0.0000	$0.0380

January 2026	$0.0380	$0.0000	$0.0000	$0.0380

February 2026	$0.0329	$0.0000	$0.0000	$0.0329

March 2026	$0.0329	$0.0000	$0.0000	$0.0329

210	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0373	$0.0000	$0.0000	$0.0373

November 2025	$0.0373	$0.0000	$0.0000	$0.0373

December 2025	$0.0373	$0.0000	$0.0000	$0.0373

January 2026	$0.0373	$0.0000	$0.0000	$0.0373

February 2026	$0.0322	$0.0000	$0.0000	$0.0322

March 2026	$0.0322	$0.0000	$0.0000	$0.0322

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0370	$0.0000	$0.0000	$0.0370

November 2025	$0.0370	$0.0000	$0.0000	$0.0370

December 2025	$0.0370	$0.0000	$0.0000	$0.0370

January 2026	$0.0370	$0.0000	$0.0000	$0.0370

February 2026	$0.0319	$0.0000	$0.0000	$0.0319

March 2026	$0.0319	$0.0000	$0.0000	$0.0319

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0353	$0.0000	$0.0000	$0.0353

November 2025	$0.0352	$0.0000	$0.0000	$0.0352

December 2025	$0.0352	$0.0000	$0.0000	$0.0352

January 2026	$0.0352	$0.0000	$0.0000	$0.0352

February 2026	$0.0301	$0.0000	$0.0000	$0.0301

March 2026	$0.0301	$0.0000	$0.0000	$0.0301

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0332	$0.0000	$0.0000	$0.0332

November 2025	$0.0332	$0.0000	$0.0000	$0.0332

December 2025	$0.0332	$0.0000	$0.0000	$0.0332

January 2026	$0.0332	$0.0000	$0.0000	$0.0332

February 2026	$0.0281	$0.0000	$0.0000	$0.0281

March 2026	$0.0281	$0.0000	$0.0000	$0.0281

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0318	$0.0000	$0.0000	$0.0318

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0318	$0.0000	$0.0000	$0.0318

January 2026	$0.0318	$0.0000	$0.0000	$0.0318

February 2026	$0.0267	$0.0000	$0.0000	$0.0267

March 2026	$0.0267	$0.0000	$0.0000	$0.0267
PIMCO Preferred and Capital Securities Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1271	$0.0000	$0.0000	$0.1271

March 2026	$0.1257	$0.0000	$0.0000	$0.1257

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1248	$0.0000	$0.0000	$0.1248

March 2026	$0.1244	$0.0000	$0.0000	$0.1244

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	211

Distribution Information	(Cont.)	(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1230	$0.0000	$0.0000	$0.1230

March 2026	$0.1230	$0.0000	$0.0000	$0.1230

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1179	$0.0000	$0.0000	$0.1179

March 2026	$0.1188	$0.0000	$0.0000	$0.1188

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0969	$0.0000	$0.0000	$0.0969

March 2026	$0.1015	$0.0000	$0.0000	$0.1015

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

212	PIMCO CREDIT BOND FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Credit Opportunities Bond Fund	0.00%	2.49%	$23,336	$0

PIMCO Diversified Income Fund	0.00%	1.38%	69,630	0

PIMCO ESG Income Fund	0.00%	1.56%	10,905	0

PIMCO High Yield Fund	0.00%	1.00%	314,824	0

PIMCO High Yield Spectrum Fund	0.00%	0.00%	17,133	0

PIMCO Long-Term Credit Bond Fund	2.98%	5.41%	115,309	0

PIMCO Low Duration Credit Fund	0.00%	0.00%	6,854	0

PIMCO Low Duration Income Fund	0.00%	0.00%	367,224	0

PIMCO Preferred and Capital Securities Fund	37.77%	100.00%	31,649	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	213

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

214	PIMCO CREDIT BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	215

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

216	PIMCO CREDIT BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSCRBONDFSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	June 1, 2026